UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.2%
Clear Channel International BV,
8.75%, 12/15/20 (Call 12/15/18)(a)	$1,820	$1,875,169
Lamar Media Corp.,
5.00%, 05/01/23 (Call 08/31/18)	357	360,501
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 02/15/22 (Call 08/31/18)(b)	3,137	3,157,260

		5,392,930
AEROSPACE & DEFENSE — 1.3%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	6,764	6,906,030
5.87%, 02/23/22	3,365	3,480,672
6.15%, 08/15/20(b)	5,407	5,608,384
Bombardier Inc.,
5.75%, 03/15/22(a)	2,800	2,835,000
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(a)(b)	3,865	4,009,937
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/18)	3,038	3,038,000
6.00%, 07/15/22 (Call 08/31/18)(b)	6,238	6,327,983
Triumph Group Inc.,
4.88%, 04/01/21 (Call 08/31/18)(b)	2,194	2,026,708

		34,232,714
AGRICULTURE — 0.1%
Alliance One International Inc.,
9.88%, 07/15/21 (Call 08/31/18)(b)	3,542	3,245,357

AIRLINES — 0.8%
Air Canada,
7.75%, 04/15/21(a)	2,307	2,465,029
Allegiant Travel Co.,
5.50%, 07/15/19	2,799	2,826,990
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	2,864	2,874,740
5.50%, 10/01/19(a)	4,214	4,267,323
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 08/15/21(a)	2,250	2,266,875
United Continental Holdings Inc.,
4.25%, 10/01/22	2,300	2,235,313
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(b)	2,084	2,056,607
8.50%, 11/15/19(a)	2,190	2,209,710

		21,202,587
APPAREL — 0.1%
William Carter Co. (The),
5.25%, 08/15/21 (Call 08/15/18)	2,321	2,346,282

AUTO MANUFACTURERS — 1.1%
Aston Martin Capital Holdings Ltd.,
6.50%, 04/15/22 (Call 04/15/19)(a)(b)	2,356	2,393,665
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	7,847	7,945,087
5.25%, 04/15/23	7,950	8,006,120
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(a)(b)	2,415	2,389,341
4.13%, 12/15/18(a)(b)	3,428	3,430,571
4.25%, 11/15/19(a)(b)	2,645	2,646,159
5.63%, 02/01/23 (Call 08/31/18)(a)	2,965	2,945,535

		29,756,478
AUTO PARTS & EQUIPTMENT — 0.1%
American Axle & Manufacturing Inc.,
6.63%, 10/15/22 (Call 08/31/18)(b)	2,143	2,188,460

BANKS — 0.6%
CIT Group Inc.
3.88%, 02/19/19	2,182	2,184,569
4.13%, 03/09/21 (Call 02/09/21)(b)	2,599	2,597,759

Security	Par (000)	Value
5.00%, 08/15/22	$6,041	$6,164,338
5.38%, 05/15/20(b)	3,621	3,721,030

		14,667,696
BEVERAGES — 0.1%
Ajecorp BV,
6.50%, 05/14/22 (Call 05/14/19)(a)	2,371	1,973,858

BIOTECHNOLOGY — 0.1%
Concordia International Corp.,
9.00%, 04/01/22 (Call 10/01/19)(a)	1,960	1,750,525

BUILDING MATERIALS — 0.7%
Griffon Corp.,
5.25%, 03/01/22 (Call 08/31/18)	5,649	5,500,714
Masonite International Corp.,
5.63%, 03/15/23 (Call 08/31/18)(a)(b)	3,508	3,572,131
Omnimax International Inc.,
12.00%, 08/15/20 (Call 08/16/18)(a)(b)	2,206	2,301,593
Standard Industries Inc./NJ,
5.50%, 02/15/23 (Call 02/15/19)(a)	2,787	2,846,363
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 07/15/23 (Call 08/16/18)	3,400	3,459,500

		17,680,301
CHEMICALS — 2.8%
Ashland LLC,
4.75%, 08/15/22 (Call 05/15/22)(b)	6,120	6,190,686
CF Industries Inc.
3.45%, 06/01/23	826	791,928
7.13%, 05/01/20	2,997	3,172,175
Chemours Co. (The),
6.63%, 05/15/23 (Call 08/31/18)	2,366	2,480,075
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 06/15/23 (Call 06/15/19)(a)	3,618	3,848,647
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	8,405	7,932,219
10.38%, 02/01/22 (Call 02/01/19)(a)	2,924	2,873,926
Hexion Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20 (Call 08/31/18)(b)	3,208	2,726,800
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	3,724	3,784,515
5.13%, 11/15/22 (Call 08/15/22)	2,302	2,371,175
INVISTA Finance LLC,
4.25%, 10/15/19(a)	4,176	4,188,277
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA,
8.38%, 12/01/22 (Call 06/01/19)(a)(b)	2,260	2,299,550
Momentive Performance Materials Inc.,
3.88%, 10/24/21 (Call 09/17/18)	3,321	3,499,504
MPM Escrow LLC,
8.88%, 10/15/20(c)(d)	2,760	—
OCI NV,
6.63%, 04/15/23 (Call 04/15/20)(a)(b)	3,650	3,750,375
Perstorp Holding AB,
11.00%, 09/30/21 (Call 11/18/18)(a)	1,476	1,591,581
Platform Specialty Products Corp.,
6.50%, 02/01/22 (Call 08/31/18)(a)(b)	6,361	6,520,025
PolyOne Corp.,
5.25%, 03/15/23(b)	3,499	3,573,354
PQ Corp.,
6.75%, 11/15/22 (Call 05/15/19)(a)(b)	1,876	1,969,800
TPC Group Inc.,
8.75%, 12/15/20 (Call 08/31/18)(a)(b)	4,326	4,325,957
WR Grace & Co.-Conn,
5.13%, 10/01/21(a)	3,943	4,013,646

		71,904,215
COAL — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 04/01/23 (Call 04/01/20)(a)	2,054	1,833,195
Peabody Energy Corp.,
6.00%, 03/31/22 (Call 03/31/19)(a)	2,161	2,225,830

		4,059,025

1

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
COMMERCIAL SERVICES — 4.3%
ACE Cash Express Inc.,
12.00%, 12/15/22 (Call 12/15/19)(a)	$1,961	$2,073,758
ADT Corp. (The)
3.50%, 07/15/22	5,272	4,998,986
4.13%, 06/15/23(b)	4,062	3,838,590
6.25%, 10/15/21	5,447	5,697,256
Ahern Rentals Inc.,
7.38%, 05/15/23 (Call 08/31/18)(a)	3,100	3,041,875
APX Group Inc.
7.88%, 12/01/22 (Call 12/01/18)	5,030	5,061,437
8.75%, 12/01/20 (Call 08/31/18)	5,021	4,963,119
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/18)(a)(b)	2,114	2,086,487
5.50%, 04/01/23 (Call 08/31/18)(b)	3,672	3,612,100
Emeco Pty Ltd.,
9.25%, 03/31/22 (Call 03/31/20)(a)(b)	1,953	2,072,011
Global A&T Electronics Ltd.,
8.50%, 01/12/23 (Call 01/12/19)	3,709	3,528,186
Herc Rentals Inc.,
7.50%, 06/01/22 (Call 06/01/19)(a)	2,545	2,688,156
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/31/18)	3,591	3,559,040
6.25%, 10/15/22 (Call 08/31/18)(b)	2,810	2,511,657
7.38%, 01/15/21 (Call 08/31/18)(b)	2,607	2,568,137
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	6,906	6,743,901
Jurassic Holdings III Inc.,
6.88%, 02/15/21 (Call 08/31/18)(a)(b)	1,944	1,900,260
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
7.88%, 10/01/22 (Call 08/16/18)(a)(b)	1,985	1,836,155
Monitronics International Inc.,
9.13%, 04/01/20 (Call 08/31/18)(b)	2,940	2,168,034
Nielsen Co. Luxembourg Sarl (The),
5.50%, 10/01/21 (Call 08/31/18)(a)(b)	3,535	3,515,557
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/18)	4,324	4,295,081
5.00%, 04/15/22 (Call 08/31/18)(a)	12,663	12,306,853
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(a)(b)	13,719	14,696,479
RR Donnelley & Sons Co.,
7.88%, 03/15/21	2,530	2,582,624
Service Corp. International/U.S.,
5.38%, 01/15/22 (Call 08/31/18)(b)	2,499	2,523,584
Syniverse Holdings Inc.,
9.13%, 01/15/19 (Call 09/17/18)	125	123,438
United Rentals North America Inc.,
4.63%, 07/15/23 (Call 08/31/18)	3,300	3,306,187
WEX Inc.,
4.75%, 02/01/23 (Call 02/01/19)(a)(b)	1,773	1,778,541

		110,077,489
COMPUTERS — 2.1%
Dell Inc.
4.63%, 04/01/21	2,177	2,200,570
5.88%, 06/15/19	3,609	3,670,224
Dell International LLC/EMC Corp.,
5.88%, 06/15/21 (Call 08/16/18)(a)(b)	8,579	8,771,313
EMC Corp.
2.65%, 06/01/20	11,097	10,804,502
3.38%, 06/01/23 (Call 03/01/23)	2,472	2,305,140
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(a)	5,250	5,414,062
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(a)	4,458	4,262,740
9.25%, 03/01/21 (Call 08/31/18)(a)	3,758	3,532,520
Leidos Holdings Inc.,
4.45%, 12/01/20 (Call 09/01/20)	2,590	2,619,138

Security	Par (000)	Value
NCR Corp.
4.63%, 02/15/21 (Call 08/31/18)	$2,993	$2,947,731
5.00%, 07/15/22 (Call 08/31/18)(b)	3,229	3,184,601
5.88%, 12/15/21 (Call 08/31/18)(b)	2,258	2,286,149
Sungard Availability Services Capital Inc.,
8.75%, 04/01/22 (Call 04/01/19)(a)(b)	2,177	1,076,935

		53,075,625
COSMETICS & PERSONAL CARE — 0.7%
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(a)	2,722	2,694,780
Avon Products Inc.
6.60%, 03/15/20	2,255	2,215,903
7.00%, 03/15/23(b)	2,728	2,250,600
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	3,159	3,157,026
4.70%, 05/24/22(b)	2,749	2,714,775
First Quality Finance Co. Inc.,
4.63%, 05/15/21 (Call 08/31/18)(a)(b)	3,425	3,338,504
Revlon Consumer Products Corp.,
5.75%, 02/15/21 (Call 08/31/18)(b)	2,636	2,022,855

		18,394,443
DISTRIBUTION & WHOLESALE — 0.2%
Global Partners LP/GLP Finance Corp.,
6.25%, 07/15/22 (Call 08/31/18)	2,076	2,012,156
LKQ Corp.,
4.75%, 05/15/23 (Call 05/15/19)(b)	3,415	3,408,597

		5,420,753
DIVERSIFIED FINANCIAL SERVICES — 6.4%
Ally Financial Inc.
3.25%, 11/05/18(b)	4,257	4,253,807
3.50%, 01/27/19	3,843	3,844,729
3.75%, 11/18/19(b)	4,133	4,138,166
4.13%, 03/30/20	4,134	4,151,348
4.13%, 02/13/22	3,470	3,438,839
4.25%, 04/15/21	3,047	3,052,550
4.63%, 05/19/22(b)	2,243	2,250,482
4.75%, 09/10/18	4,346	4,349,273
7.50%, 09/15/20	2,658	2,848,140
8.00%, 12/31/18(b)	2,625	2,675,449
8.00%, 03/15/20(b)	5,223	5,559,639
FBM Finance Inc.,
8.25%, 08/15/21 (Call 08/16/18)(a)	3,153	3,279,434
goeasy Ltd.,
7.88%, 11/01/22 (Call 11/01/19)(a)(b)	2,650	2,774,399
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/31/18)(b)	7,425	7,470,080
6.00%, 08/01/20 (Call 08/31/18)	9,099	9,245,039
6.25%, 02/01/22 (Call 02/01/19)	6,718	6,845,004
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 08/31/18)(a)(b)	2,355	2,365,794
7.38%, 04/01/20 (Call 08/31/18)(a)(b)	2,967	3,015,214
7.50%, 04/15/21 (Call 08/31/18)(a)(b)	2,337	2,373,029
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	2,932	2,929,889
Lincoln Finance Ltd.,
7.38%, 04/15/21 (Call 08/13/18)(a)(b)	1,728	1,781,021
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 06/11/18)	1,963	1,963,000
6.50%, 07/01/21 (Call 08/31/18)(b)	3,279	3,287,198
7.88%, 10/01/20 (Call 08/15/18)	2,292	2,337,926
Navient Corp.
4.88%, 06/17/19	5,296	5,335,720
5.00%, 10/26/20	2,795	2,795,000

2

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.50%, 01/15/19	$6,261	$6,318,914
5.50%, 01/25/23	5,578	5,455,981
5.88%, 03/25/21(b)	3,557	3,605,695
6.50%, 06/15/22	5,356	5,461,446
6.63%, 07/26/21(b)	4,079	4,211,567
7.25%, 01/25/22(b)	4,037	4,218,665
8.00%, 03/25/20(b)	7,923	8,358,765
Springleaf Finance Corp.
5.25%, 12/15/19	3,836	3,898,335
5.63%, 03/15/23(b)	4,937	4,946,874
6.13%, 05/15/22(b)	5,184	5,304,113
7.75%, 10/01/21(b)	3,575	3,861,000
8.25%, 12/15/20(b)	5,368	5,809,422
TMX Finance LLC/TitleMax Finance Corp.,
11.13%, 04/01/23 (Call 04/01/20)(a)(b)	2,479	2,544,074
VFH Parent LLC/Orchestra Co-Issuer Inc.,
6.75%, 06/15/22 (Call 06/15/19)(a)(b)	2,820	2,894,025

		165,249,045
ELECTRIC — 1.8%
AES Corp./VA
4.00%, 03/15/21	2,258	2,256,344
4.50%, 03/15/23 (Call 03/15/20)(b)	2,711	2,691,143
4.88%, 05/15/23 (Call 08/31/18)(b)	3,605	3,611,009
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)(b)	6,916	6,596,135
6.00%, 01/15/22 (Call 08/31/18)(a)(b)	4,183	4,250,600
DPL Inc.,
7.25%, 10/15/21 (Call 07/15/21)	4,385	4,744,570
NRG Energy Inc.,
6.25%, 07/15/22 (Call 08/31/18)(b)	5,784	5,963,231
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	3,295	2,817,568
9.50%, 07/15/22 (Call 07/15/20)(a)	2,245	2,154,888
Vistra Energy Corp.
5.88%, 06/01/23 (Call 08/31/18)	609	625,748
7.38%, 11/01/22 (Call 11/01/18)	9,802	10,243,090

		45,954,326
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
WESCO Distribution Inc.,
5.38%, 12/15/21 (Call 08/31/18)(b)	3,035	3,095,700

ELECTRONICS — 0.1%
Sanmina Corp.,
4.38%, 06/01/19(a)	2,125	2,129,933

ENERGY — ALTERNATE SOURCES — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
8.50%, 11/01/21 (Call 11/01/18)	2,043	2,117,059
TerraForm Power Operating LLC,
4.25%, 01/31/23 (Call 10/31/22)(a)	2,807	2,706,596

		4,823,655
ENGINEERING & CONSTRUCTION — 0.1%
MasTec Inc.,
4.88%, 03/15/23 (Call 03/15/19)(b)	2,455	2,399,762

ENTERTAINMENT — 1.7%
AMC Entertainment Holdings Inc.,
5.88%, 02/15/22 (Call 08/31/18)(b)	2,139	2,169,971
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/18)	4,223	4,160,922
5.13%, 12/15/22 (Call 08/31/18)(b)	1,626	1,634,130
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21(b)	2,305	2,337,362
4.88%, 11/01/20 (Call 08/01/20)(b)	5,629	5,720,471

Security	Par (000)	Value
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(a)(b)	$2,776	$2,831,520
6.25%, 02/15/22 (Call 08/15/21)(a)	8,180	8,466,300
National CineMedia LLC,
6.00%, 04/15/22 (Call 08/31/18)(b)	2,576	2,613,209
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 08/15/21 (Call 08/31/18)(a)(b)	2,394	2,373,053
Scientific Games International Inc.,
10.00%, 12/01/22 (Call 12/01/18)	11,902	12,705,385

		45,012,323
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors Inc.,
5.13%, 06/01/21 (Call 08/31/18)	4,798	4,822,422
Covanta Holding Corp.,
6.38%, 10/01/22 (Call 08/31/18)(b)	2,435	2,481,825
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)	2,161	2,014,484
5.63%, 05/01/22 (Call 05/01/19)(a)	2,112	2,008,663
Tervita Escrow Corp.,
7.63%, 12/01/21 (Call 12/01/18)(a)(b)(d)	1,825	1,886,594

		13,213,988
FOOD — 0.9%
B&G Foods Inc.,
4.63%, 06/01/21 (Call 08/31/18)(b)	3,939	3,899,630
C&S Group Enterprises LLC,
5.38%, 07/15/22 (Call 08/31/18)(a)(b)	2,255	2,228,547
Darling Ingredients Inc.,
5.38%, 01/15/22 (Call 01/15/19)	2,865	2,904,394
Dean Foods Co.,
6.50%, 03/15/23 (Call 08/31/18)(a)(b)	3,942	3,851,896
Fresh Market Inc. (The),
9.75%, 05/01/23 (Call 05/01/19)(a)(b)	4,250	2,995,111
Ingles Markets Inc.,
5.75%, 06/15/23 (Call 08/31/18)(b)	1,808	1,812,520
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/18)(b)	1,753	1,788,060
7.75%, 11/15/22 (Call 11/15/18)	1,923	1,995,112
TreeHouse Foods Inc.,
4.88%, 03/15/22 (Call 08/31/18)	2,273	2,264,950

		23,740,220
FOREST PRODUCTS & PAPER — 0.2%
Cascades Inc.,
5.50%, 07/15/22 (Call 08/31/18)(a)	2,417	2,396,930
Resolute Forest Products Inc.,
5.88%, 05/15/23 (Call 08/31/18)	3,530	3,622,663

		6,019,593
GAS — 0.4%
LBC Tank Terminals Holding Netherlands BV,
6.88%, 05/15/23 (Call 05/15/19)(a)	1,995	1,984,438
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	2,045	2,051,489
6.88%, 10/15/21 (Call 08/31/18)	2,102	2,135,281
Rockpoint Gas Storage Canada Ltd.,
7.00%, 03/31/23 (Call 03/31/20)(a)(b)	2,112	2,099,130
Southern Star Central Corp.,
5.13%, 07/15/22 (Call 07/15/19)(a)(b)	2,662	2,663,757

		10,934,095
HEALTH CARE — PRODUCTS — 1.5%
DJO Finance LLC/DJO Finance Corp.,
8.13%, 06/15/21 (Call 08/31/18)(a)	5,661	5,820,216
Immucor Inc.,
11.13%, 02/15/22 (Call 08/31/18)(a)(b)	2,199	2,206,788
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/18)(a)	3,272	3,336,916
12.50%, 11/01/21 (Call 05/01/19)(a)	2,682	2,927,012
Mallinckrodt International Finance SA,
4.75%, 04/15/23(b)	3,000	2,538,000

3

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/18)(a)(b)	$3,970	$3,925,337
5.75%, 08/01/22 (Call 08/31/18)(a)(b)	4,674	4,281,384
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(a)(b)	7,154	7,064,575
Sotera Health Holdings LLC,
6.50%, 05/15/23 (Call 08/31/18)(a)	2,750	2,799,271
Universal Hospital Services Inc.,
7.63%, 08/15/20 (Call 08/31/18)(b)	3,583	3,584,792

		38,484,291
HEALTH CARE — SERVICES — 8.6%
Acadia Healthcare Co. Inc.,
5.63%, 02/15/23 (Call 08/31/18)	3,671	3,684,766
Air Medical Group Holdings Inc.,
6.38%, 05/15/23 (Call 08/31/18)(a)(b)	2,006	1,832,374
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	5,482	5,552,809
5.63%, 02/15/21 (Call 08/31/18)	7,626	7,791,628
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)(b)	5,138	4,859,691
6.25%, 03/31/23 (Call 03/31/20)	16,083	14,957,190
7.13%, 07/15/20 (Call 09/17/18)(b)	9,934	8,692,250
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(e)	12,040	10,836,000
DaVita Inc.,
5.75%, 08/15/22 (Call 08/31/18)	7,013	7,133,536
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/13/18)(a)	4,328	4,379,395
5.63%, 07/15/22 (Call 08/31/18)(b)	6,089	6,219,357
HCA Healthcare Inc.,
6.25%, 02/15/21	5,343	5,570,077
HCA Inc.
3.75%, 03/15/19(b)	7,918	7,932,395
4.25%, 10/15/19(b)	3,158	3,181,796
4.75%, 05/01/23(b)	6,510	6,577,015
5.88%, 03/15/22(b)	7,280	7,649,824
5.88%, 05/01/23(b)	6,858	7,183,755
6.50%, 02/15/20	16,292	16,977,079
7.50%, 02/15/22	10,699	11,789,977
LifePoint Health Inc.,
5.50%, 12/01/21 (Call 08/31/18)(b)	6,334	6,452,762
Molina Healthcare Inc.,
5.38%, 11/15/22 (Call 08/15/22)(b)	4,019	4,097,672
Quorum Health Corp.,
11.63%, 04/15/23 (Call 04/15/19)(b)	2,257	2,200,575
RegionalCare Hospital Partners Holdings Inc.,
8.25%, 05/01/23 (Call 05/01/19)(a)	4,519	4,801,437
Select Medical Corp.,
6.38%, 06/01/21 (Call 08/31/18)	3,698	3,736,750
Surgery Center Holdings Inc.,
8.88%, 04/15/21 (Call 08/31/18)(a)	2,152	2,208,221
Tenet Healthcare Corp.
4.38%, 10/01/21	5,566	5,540,466
4.50%, 04/01/21	4,501	4,503,063
4.75%, 06/01/20(b)	2,732	2,766,150
5.50%, 03/01/19	2,390	2,410,913
6.00%, 10/01/20	9,635	10,014,378
6.75%, 06/15/23(b)	8,650	8,790,562
7.50%, 01/01/22 (Call 01/01/19)(a)	4,303	4,507,393
8.13%, 04/01/22(b)	15,307	16,301,955

		221,133,211
HOLDING COMPANIES — DIVERSIFIED — 0.2%
Spectrum Brands Holdings Inc,
7.75%, 01/15/22 (Call 08/31/18)(b)	5,133	5,293,406

HOME BUILDERS — 2.4%
AV Homes Inc.,
6.63%, 05/15/22 (Call 05/15/19)	2,482	2,556,460

Security	Par (000)	Value
Beazer Homes USA Inc.,
8.75%, 03/15/22 (Call 03/15/19)(b)	$2,827	$3,010,755
Brookfield Residential Properties Inc.,
6.50%, 12/15/20 (Call 08/31/18)(a)(b)	3,320	3,343,821
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.,
6.13%, 07/01/22 (Call 08/31/18)(a)	2,789	2,800,142
Century Communities Inc.,
6.88%, 05/15/22 (Call 05/15/19)	2,337	2,372,420
K Hovnanian Enterprises Inc.,
10.00%, 07/15/22 (Call 07/15/19)(a)	2,415	2,503,215
KB Home
4.75%, 05/15/19 (Call 02/15/19)(b)	2,204	2,212,261
7.00%, 12/15/21 (Call 09/15/21)(b)	2,403	2,545,678
7.50%, 09/15/22	1,827	1,952,551
8.00%, 03/15/20	1,974	2,091,206
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(b)	3,262	3,237,535
4.50%, 06/15/19 (Call 04/16/19)(b)	2,821	2,838,631
4.50%, 11/15/19 (Call 08/15/19)(b)	3,439	3,458,037
4.75%, 04/01/21 (Call 02/01/21)	2,616	2,646,520
4.75%, 11/15/22 (Call 08/15/22)(b)	3,232	3,232,000
8.38%, 01/15/21	2,099	2,303,652
PulteGroup Inc.,
4.25%, 03/01/21 (Call 02/01/21)(b)	4,054	4,059,067
Shea Homes LP/Shea Homes Funding Corp.,
5.88%, 04/01/23 (Call 04/01/19)(a)(b)	2,259	2,242,058
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
5.25%, 04/15/21 (Call 08/31/18)(a)(b)	3,212	3,206,525
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	1,866	1,866,382
4.38%, 04/15/23 (Call 01/15/23)(b)	2,115	2,077,988
5.88%, 02/15/22 (Call 11/15/21)(b)	2,254	2,337,501
TRI Pointe Group Inc./TRI Pointe Homes Inc.,
4.38%, 06/15/19(b)	2,563	2,566,204
William Lyon Homes Inc.,
7.00%, 08/15/22 (Call 08/31/18)(b)	559	568,521

		62,029,130
HOUSEHOLD PRODUCTS & WARES — 0.2%
Prestige Brands Inc.,
5.38%, 12/15/21 (Call 08/31/18)(a)	2,268	2,270,835
Spectrum Brands Inc.,
6.63%, 11/15/22 (Call 08/31/18)(b)	1,939	1,996,685

		4,267,520
INSURANCE — 0.5%
Ardonagh Midco 3 PLC,
8.63%, 07/15/23 (Call 07/15/20)(a)(b)	2,750	2,829,062
Genworth Holdings Inc.
7.20%, 02/15/21	2,299	2,389,581
7.63%, 09/24/21	3,639	3,790,237
7.70%, 06/15/20(b)	2,221	2,305,676
Nationstar Mortgage Holdings Inc.,
8.13%, 07/15/23 (Call 07/15/20)(a)	2,243	2,332,944

		13,647,500
INTERNET — 1.0%
Cogent Communications Group Inc.,
5.38%, 03/01/22 (Call 12/01/21)(a)(b)	2,127	2,165,742
Netflix Inc.
5.38%, 02/01/21(b)	2,698	2,767,698
5.50%, 02/15/22	4,082	4,200,208

4

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(b)	$2,256	$2,198,190
4.20%, 09/15/20(b)	4,127	4,137,317
VeriSign Inc.,
4.63%, 05/01/23 (Call 08/31/18)	2,766	2,770,243
Zayo Group LLC/Zayo Capital Inc.,
6.00%, 04/01/23 (Call 08/31/18)	7,675	7,876,469

		26,115,867
IRON & STEEL — 0.7%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	2,050	2,119,187
7.63%, 10/01/21 (Call 08/31/18)	2,328	2,369,710
Allegheny Technologies Inc.,
5.95%, 01/15/21 (Call 10/15/20)(b)	2,831	2,862,829
ArcelorMittal,
5.75%, 03/01/21	1,503	1,559,332
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 08/31/18)	3,958	4,001,585
5.25%, 04/15/23 (Call 08/31/18)	1,628	1,642,172
U.S. Steel Corp.,
7.38%, 04/01/20(b)	2,455	2,588,191

		17,143,006
LEISURE TIME — 0.3%
24 Hour Fitness Worldwide Inc.,
8.00%, 06/01/22 (Call 08/31/18)(a)(b)	2,716	2,675,260
NCL Corp. Ltd.,
4.75%, 12/15/21 (Call 12/15/18)(a)(b)	3,265	3,265,000
Sabre GLBL Inc.,
5.38%, 04/15/23 (Call 08/31/18)(a)	3,048	3,070,388

		9,010,648
LODGING — 1.9%
Boyd Gaming Corp.,
6.88%, 05/15/23 (Call 08/16/18)	881	927,253
Choice Hotels International Inc.,
5.75%, 07/01/22(b)	2,292	2,385,112
Interval Acquisition Corp.,
5.63%, 04/15/23 (Call 04/15/19)(b)	2,119	2,128,933
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (Call 11/15/18)(a)	4,178	4,310,884
MGM Resorts International
5.25%, 03/31/20(b)	2,803	2,860,732
6.00%, 03/15/23(b)	6,797	7,047,852
6.63%, 12/15/21(b)	6,752	7,195,404
6.75%, 10/01/20	5,412	5,689,365
7.75%, 03/15/22	5,528	6,053,160
8.63%, 02/01/19	4,739	4,856,527
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC,
5.88%, 05/15/21 (Call 05/15/19)(a)	1,958	1,959,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 05/30/23 (Call 02/28/23)(a)	2,816	2,717,440

		48,132,037
MACHINERY — 0.2%
Cleaver-Brooks Inc.,
7.88%, 03/01/23 (Call 12/15/19)(a)	2,208	2,282,520
Xerium Technologies Inc.,
9.50%, 08/15/21 (Call 08/31/18)(b)	2,597	2,730,847

		5,013,367
MANUFACTURING — 1.4%
Amsted Industries Inc.,
5.00%, 03/15/22 (Call 08/31/18)(a)(b)	3,426	3,429,191
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(a)(b)	6,439	6,478,439
6.13%, 01/15/23(a)	6,949	7,046,534
7.75%, 03/15/20(a)	4,433	4,682,424
8.75%, 12/01/21(a)(b)	7,473	8,267,006

Security	Par (000)	Value
Gates Global LLC/Gates Global Co.,
6.00%, 07/15/22 (Call 08/16/18)(a)(b)	$3,257	$3,276,986
LSB Industries Inc.,
9.63%, 05/01/23 (Call 05/01/20)(a)(b)	2,091	2,133,255

		35,313,835
MEDIA — 9.2%
Altice Financing SA,
6.63%, 02/15/23 (Call 08/31/18)(a)(b)	11,118	11,234,143
Altice France SA/France,
6.00%, 05/15/22 (Call 08/15/18)(a)	21,360	22,015,752
Altice Luxembourg SA,
7.75%, 05/15/22 (Call 08/31/18)(a)(b)	15,691	15,638,463
Altice U.S. Finance I Corp.,
5.38%, 07/15/23 (Call 08/13/18)(a)	5,800	5,858,000
AMC Networks Inc.,
4.75%, 12/15/22 (Call 08/31/18)(b)	3,420	3,416,270
Cable One Inc.,
5.75%, 06/15/22 (Call 06/15/19)(a)(b)	2,591	2,642,820
Cablevision Systems Corp.
5.88%, 09/15/22(b)	3,405	3,404,432
8.00%, 04/15/20(b)	2,752	2,880,702
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	2,799	2,677,710
5.13%, 02/15/23 (Call 08/31/18)	5,481	5,454,574
5.13%, 05/01/23 (Call 08/31/18)(a)	6,349	6,333,128
5.25%, 03/15/21 (Call 08/31/18)(b)	2,699	2,724,303
5.25%, 09/30/22 (Call 08/31/18)	6,672	6,720,981
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/18)(a)(b)	4,557	4,543,709
5.13%, 12/15/21 (Call 08/31/18)(a)	2,898	2,889,547
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 08/31/18)	4,047	4,127,940
Series B,
6.50%, 11/15/22 (Call 08/31/18)(b)	8,251	8,436,648
7.63%, 03/15/20 (Call 08/31/18)(b)	9,629	9,650,184
CSC Holdings LLC
6.75%, 11/15/21(b)	5,250	5,475,488
8.63%, 02/15/19	3,001	3,079,776
10.13%, 01/15/23 (Call 01/15/19)(a)	9,838	10,834,098
DISH DBS Corp.
5.00%, 03/15/23(b)	8,105	7,013,077
5.13%, 05/01/20(b)	5,786	5,742,605
5.88%, 07/15/22(b)	10,991	10,249,108
6.75%, 06/01/21(b)	10,550	10,617,889
7.88%, 09/01/19	7,553	7,823,189
Lee Enterprises Inc.,
9.50%, 03/15/22 (Call 08/31/18)(a)(b)	2,245	2,335,735
LIN Television Corp.,
5.88%, 11/15/22 (Call 08/13/18)	2,410	2,448,067
McClatchy Co. (The),
9.00%, 12/15/22 (Call 08/15/18)(b)	948	992,461
Quebecor Media Inc.,
5.75%, 01/15/23	4,834	4,963,529
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/16/18)	3,273	3,282,544
6.13%, 10/01/22 (Call 08/16/18)(b)	2,819	2,867,745
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	5,244	5,103,592
4.63%, 05/15/23 (Call 08/31/18)(a)(b)	2,809	2,766,554
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/18)(a)(b)	2,007	2,001,585
5.13%, 10/15/19 (Call 08/31/18)(b)	157	157,393
5.13%, 07/15/20 (Call 08/31/18)	3,519	3,544,993
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)(b)	5,921	5,972,809
Univision Communications Inc.
5.13%, 05/15/23 (Call 08/31/18)(a)(b)	6,722	6,419,510
6.75%, 09/15/22 (Call 09/15/18)(a)(b)	1,040	1,062,750
Urban One Inc.,
7.38%, 04/15/22 (Call 08/31/18)(a)(b)	1,975	1,936,981

5

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Videotron Ltd.,	$4,479	$4,569,041
5.00%, 07/15/22
Virgin Media Finance PLC,
6.38%, 04/15/23 (Call 08/13/18)(a)	2,917	2,990,381
Virgin Media Secured Finance PLC,
5.25%, 01/15/21	2,332	2,372,553

		237,272,759
METAL FABRICATE & HARDWARE — 0.0%
Zekelman Industries Inc.,
9.88%, 06/15/23 (Call 06/15/19)(a)	386	421,705

MINING — 2.6%
Aleris International Inc.,
10.75%, 07/15/23 (Call 07/15/20)(a)	2,000	2,121,644
Barminco Finance Pty Ltd.,
6.63%, 05/15/22 (Call 05/15/19)(a)(b)	2,016	1,907,073
Eldorado Gold Corp.,
6.13%, 12/15/20 (Call 08/31/18)(a)(b)	3,425	3,347,937
Ferroglobe PLC/Globe Specialty Metals Inc.,
9.38%, 03/01/22 (Call 03/01/19)(a)	1,940	1,995,775
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	4,088	3,960,702
5.13%, 03/15/23 (Call 12/15/22)(a)	2,808	2,726,083
Freeport-McMoRan Inc.
3.10%, 03/15/20	5,695	5,620,289
3.55%, 03/01/22 (Call 12/01/21)	9,958	9,628,141
3.88%, 03/15/23 (Call 12/15/22)	10,459	10,066,787
4.00%, 11/14/21	3,202	3,168,112
6.88%, 02/15/23 (Call 02/15/20)	3,874	4,128,070
Hecla Mining Co.,
6.88%, 05/01/21 (Call 08/31/18)(b)	2,924	2,941,544
Joseph T Ryerson & Son Inc.,
11.00%, 05/15/22 (Call 05/15/19)(a)	3,628	3,987,676
New Gold Inc.,
6.25%, 11/15/22 (Call 08/09/18)(a)(b)	1,695	1,587,704
Northwest Acquisitions ULC/Dominion Finco Inc.,
7.13%, 11/01/22 (Call 11/01/19)(a)	3,038	3,038,633
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	3,413	3,354,126
4.75%, 01/15/22 (Call 10/15/21)	3,780	3,893,400

		67,473,696
OIL & GAS — 10.4%
Aker BP ASA,
6.00%, 07/01/22 (Call 07/01/19)(a)	2,044	2,095,339
Antero Resources Corp.
5.13%, 12/01/22 (Call 08/31/18)	6,166	6,189,122
5.38%, 11/01/21 (Call 08/31/18)	5,878	5,965,641
5.63%, 06/01/23 (Call 08/31/18)(b)	614	628,583
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 04/01/22 (Call 04/01/20)(a)	8,415	9,324,325
Athabasca Oil Corp.,
9.88%, 02/24/22 (Call 02/24/19)(a)(b)	2,044	2,123,598
Baytex Energy Corp.,
5.13%, 06/01/21 (Call 08/31/18)(a)	2,156	2,088,625
Bruin E&P Partners LLC,
8.88%, 08/01/23 (Call 08/01/20)(a)	3,400	3,433,966
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	12,258	11,016,877
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/18)	4,929	4,879,710
7.63%, 01/15/22 (Call 08/31/18)	2,031	2,015,767
Canbriam Energy Inc.,
9.75%, 11/15/19 (Call 08/31/18)(a)	2,033	2,035,541
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 08/31/18)(b)	3,548	3,617,583
7.50%, 09/15/20 (Call 08/31/18)	1,418	1,419,773

Security	Par (000)	Value
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/18)(b)	$2,528	$2,448,013
6.13%, 02/15/21	2,931	2,988,526
6.63%, 08/15/20	2,313	2,396,166
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	7,627	8,046,485
Citgo Holding Inc.,
10.75%, 02/15/20(a)	12,528	13,377,398
CITGO Petroleum Corp.,
6.25%, 08/15/22 (Call 08/15/18)(a)	3,676	3,703,570
CNX Resources Corp.,
5.88%, 04/15/22 (Call 08/31/18)(b)	8,907	8,919,407
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	7,951	8,089,529
5.00%, 09/15/22 (Call 08/31/18)(b)	10,384	10,545,471
CVR Refining LLC/Coffeyville Finance Inc.,
6.50%, 11/01/22 (Call 08/31/18)(b)	2,256	2,301,120
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	3,357	3,571,009
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	2,534	2,681,553
Eclipse Resources Corp.,
8.88%, 07/15/23 (Call 08/31/18)	2,700	2,595,375
Energen Corp.,
4.63%, 09/01/21 (Call 06/01/21)	2,283	2,274,081
EP Energy LLC/Everest Acquisition Finance Inc.,
6.38%, 06/15/23 (Call 08/31/18)	2,200	1,476,903
Gulfport Energy Corp.,
6.63%, 05/01/23 (Call 08/31/18)(b)	2,187	2,216,911
HighPoint Operating Corp.,
7.00%, 10/15/22 (Call 08/31/18)(b)	2,069	2,070,897
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 08/31/18)(b)	1,786	1,070,741
9.25%, 03/15/23 (Call 03/15/20)(a)(b)	2,382	2,411,775
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/18)	2,601	2,597,749
6.25%, 03/15/23 (Call 08/31/18)	1,884	1,895,775
Matador Resources Co.,
6.88%, 04/15/23 (Call 08/31/18)(b)	1,130	1,187,913
MEG Energy Corp.,
6.38%, 01/30/23 (Call 08/31/18)(a)	4,358	3,933,095
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	2,929	2,868,782
4.45%, 12/01/22 (Call 09/01/22)	3,430	3,376,601
Nabors Industries Inc.
4.63%, 09/15/21(b)	3,855	3,784,201
5.00%, 09/15/20(b)	3,930	3,946,524
5.50%, 01/15/23 (Call 11/15/22)(b)	3,336	3,235,853
Newfield Exploration Co.,
5.75%, 01/30/22(b)	4,263	4,441,983
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 08/31/18)	5,206	5,305,239
6.88%, 01/15/23 (Call 08/31/18)(b)	1,982	2,025,563
Parker Drilling Co.,
6.75%, 07/15/22 (Call 08/31/18)(b)	2,017	1,648,898
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	3,566	3,517,492
5.38%, 10/01/22 (Call 07/01/22)(b)	2,676	2,710,565
6.88%, 03/01/21	2,354	2,499,654
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	3,095	3,026,652
5.00%, 03/15/23 (Call 12/15/22)(b)	4,113	3,951,051
5.75%, 06/01/21 (Call 03/01/21)(b)	2,809	2,872,202
Resolute Energy Corp.,
8.50%, 05/01/20 (Call 08/31/18)(b)	3,064	3,060,170
Rowan Companies Inc.,
4.88%, 06/01/22 (Call 03/01/22)	3,521	3,296,536
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 08/31/18)(b)	6,142	4,214,947
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	2,794	2,745,943
7.75%, 06/15/21 (Call 08/31/18)(b)	3,249	2,809,031

6

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 08/31/18)(a)	$2,408	$2,485,400
6.88%, 06/30/23 (Call 08/31/18)(a)	2,400	2,487,546
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)	3,094	3,167,160
6.50%, 01/01/23 (Call 07/01/19)	2,257	2,288,200
Southwestern Energy Co.,
4.10%, 03/15/22 (Call 12/15/21)(b)	5,576	5,310,365
Sunoco LP/Sunoco Finance Corp.,
4.88%, 01/15/23 (Call 01/15/20)(a)	5,455	5,360,738
Teine Energy Ltd.,
6.88%, 09/30/22 (Call 08/31/18)(a)	2,033	2,044,115
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	2,872	2,836,100
9.00%, 07/15/23 (Call 07/15/20)(a)	6,600	7,140,375
Ultra Resources Inc.,
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	3,710	2,420,775
Unit Corp.,
6.63%, 05/15/21 (Call 08/31/18)(b)	3,817	3,786,857
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23 (Call 10/15/20)(a)(b)	2,868	2,647,660
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(b)	4,917	5,012,267
6.25%, 04/01/23 (Call 01/01/23)(b)	2,320	2,402,565
WPX Energy Inc.,
6.00%, 01/15/22 (Call 10/15/21)	4,496	4,666,914

		269,028,836
OIL & GAS SERVICES — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 08/31/18)	1,946	1,924,648
6.00%, 10/01/22 (Call 08/31/18)	1,964	1,938,392
Bristow Group Inc.
6.25%, 10/15/22 (Call 08/31/18)(b)	2,142	1,649,340
8.75%, 03/01/23 (Call 03/01/20)(a)(b)	1,885	1,844,060
Forum Energy Technologies Inc.,
6.25%, 10/01/21 (Call 08/31/18)(b)	2,166	2,161,036
FTS International Inc.,
6.25%, 05/01/22 (Call 08/31/18)	2,523	2,515,961
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/19)(a)	1,896	1,827,978
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	2,345	2,360,494
9.88%, 04/01/22 (Call 04/01/20)(a)	2,777	2,867,684
Petrofac Ltd.,
3.40%, 10/10/18(a)	823	816,779
PHI Inc.,
5.25%, 03/15/19 (Call 09/17/18)(b)	2,836	2,675,482
SESI LLC,
7.13%, 12/15/21 (Call 08/31/18)	4,443	4,522,889
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(b)	3,500	3,231,047
5.13%, 09/15/20	2,053	2,069,188
7.75%, 06/15/21 (Call 05/15/21)(b)	4,014	4,126,894
8.25%, 06/15/23 (Call 03/15/23)(b)	4,075	4,030,654

		40,562,526
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	3,765	3,699,112
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	4,788	4,722,165
Ball Corp.
4.38%, 12/15/20(b)	5,815	5,887,445
5.00%, 03/15/22(b)	4,229	4,347,353
Berry Global Inc.
5.13%, 07/15/23 (Call 08/31/18)	3,700	3,681,500
5.50%, 05/15/22 (Call 08/31/18)(b)	2,805	2,843,131
6.00%, 10/15/22 (Call 10/15/18)	2,370	2,427,604
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23	5,616	5,560,963

Security	Par (000)	Value
Graphic Packaging International LLC,
4.75%, 04/15/21 (Call 01/15/21)	$2,508	$2,528,949
Owens-Brockway Glass Container Inc.,
5.00%, 01/15/22(a)(b)	2,962	2,991,620
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	6,025	5,991,260
5.75%, 10/15/20 (Call 08/31/18)(b)	16,952	17,003,335
6.88%, 02/15/21 (Call 08/31/18)	510	515,204
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	2,024	2,038,126
5.25%, 04/01/23 (Call 01/01/23)(a)	2,427	2,469,748
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	2,312	2,436,270

		69,143,785
PHARMACEUTICALS — 2.3%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/18)(a)	5,326	5,038,638
5.63%, 12/01/21 (Call 08/31/18)(a)	4,921	4,869,553
5.88%, 05/15/23 (Call 08/31/18)(a)(b)	17,683	16,984,521
6.50%, 03/15/22 (Call 03/15/19)(a)	6,386	6,658,682
7.50%, 07/15/21 (Call 08/31/18)(a)	9,038	9,218,760
Endo Dac/Endo Finance LLC/Endo Finco Inc.,
6.00%, 07/15/23 (Call 08/31/18)(a)	4,340	3,689,000
Endo Finance LLC,
5.75%, 01/15/22 (Call 08/31/18)(a)(b)	3,874	3,547,318
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/18)(a)(b)	4,361	3,687,771
7.25%, 01/15/22 (Call 08/31/18)(a)(b)	2,260	2,129,053
Horizon Pharma Inc.,
6.63%, 05/01/23 (Call 08/31/18)	2,454	2,469,338

		58,292,634
PIPELINES — 3.0%
American Midstream Partners LP/American Midstream Finance Corp.,
9.25%, 12/15/21 (Call 12/15/18)(a)	2,379	2,366,415
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22 (Call 08/31/18)(a)(b)	4,796	4,863,384
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.25%, 04/01/23 (Call 08/31/18)	3,979	4,057,751
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,680	2,602,392
4.75%, 09/30/21 (Call 06/30/21)(a)	2,763	2,793,236
4.95%, 04/01/22 (Call 01/01/22)	1,989	2,013,098
5.35%, 03/15/20(a)(b)	3,281	3,367,126
9.75%, 03/15/19(a)(b)	2,503	2,603,154
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)(b)	5,615	5,470,113
7.50%, 10/15/20	6,543	6,981,817
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 08/31/18)	2,065	2,035,316
6.75%, 08/01/22 (Call 08/31/18)	4,276	4,352,968
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
7.25%, 02/15/21 (Call 08/31/18)(b)	2,139	2,107,387
Midcontinent Express Pipeline LLC,
6.70%, 09/15/19(a)(b)	1,515	1,551,928
NGPL PipeCo LLC,
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	3,987	3,996,967
NuStar Logistics LP,
4.80%, 09/01/20	2,647	2,654,563
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 08/31/18)	2,954	3,003,139
Rockies Express Pipeline LLC
5.63%, 04/15/20(a)(b)	3,973	4,080,390
6.00%, 01/15/19(a)(b)	2,863	2,889,318

7

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 07/15/22 (Call 08/16/18)	$2,279	$2,238,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/18)	4,291	4,290,080
5.25%, 05/01/23 (Call 08/31/18)	2,744	2,762,222
Williams Companies Inc. (The),
3.70%, 01/15/23 (Call 10/15/22)	4,514	4,401,386

		77,482,555
REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures Inc.,
8.88%, 10/15/21 (Call 08/01/18)(a)(b)	431	456,515
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19(a)	2,560	2,563,911
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,699	2,512,769
5.25%, 12/01/21 (Call 08/31/18)(a)	3,007	3,014,518

		8,547,713
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Equinix Inc.
5.38%, 01/01/22 (Call 08/31/18)(b)	4,059	4,189,395
5.38%, 04/01/23 (Call 08/31/18)(b)	3,041	3,119,458
Iron Mountain Inc.,
4.38%, 06/01/21 (Call 08/13/18)(a)(b)	2,907	2,901,290
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	2,195	2,176,562
5.00%, 07/01/19 (Call 08/31/18)(b)	2,693	2,696,366
5.25%, 09/15/22 (Call 09/15/19)(b)	2,138	2,080,559
6.00%, 04/01/22 (Call 04/01/19)	2,119	2,124,297
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 04/15/19)(b)	1,940	1,957,668
5.00%, 04/15/23 (Call 04/15/19)	2,304	2,298,240
Sabra Health Care LP/Sabra Capital Corp.,
5.50%, 02/01/21 (Call 08/31/18)	193	195,654
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	4,349	4,210,484
4.88%, 07/15/22 (Call 08/31/18)(b)	4,091	4,070,545
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)(b)	2,774	2,705,661
5.00%, 12/15/21 (Call 09/15/21)(b)	3,746	3,791,264
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.00%, 04/15/23 (Call 08/31/18)(a)(b)	3,008	2,902,720

		41,420,163
RETAIL — 3.2%
1011778 BC ULC/New Red Finance Inc.,
4.63%, 01/15/22 (Call 08/31/18)(a)(b)	7,173	7,145,504
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.,
8.00%, 06/01/21 (Call 08/31/18)(a)(b)	2,253	2,282,571
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/18)(b)	2,744	2,504,243
6.75%, 01/15/22 (Call 08/31/18)(b)	2,673	2,388,576
6.75%, 06/15/23 (Call 06/15/19)(b)	2,200	1,897,271
GameStop Corp.
5.50%, 10/01/19 (Call 08/31/18)(a)	1,899	1,902,634
6.75%, 03/15/21 (Call 08/31/18)(a)(b)	2,498	2,538,246
Group 1 Automotive Inc.,
5.00%, 06/01/22 (Call 08/31/18)(b)	3,098	3,055,080
Guitar Center Escrow Issuer Inc.,
9.50%, 10/15/21 (Call 03/15/19)(a)(b)(d)	3,436	3,354,395
Hot Topic Inc.,
9.25%, 06/15/21 (Call 08/31/18)(a)(b)	1,889	1,828,552

Security	Par (000)	Value
L Brands Inc.
5.63%, 02/15/22(b)	$5,271	$5,363,242
6.63%, 04/01/21	5,582	5,877,547
Men’s Wearhouse Inc. (The),
7.00%, 07/01/22 (Call 08/31/18)(b)	3,170	3,257,492
Michaels Stores Inc.,
5.88%, 12/15/20 (Call 12/15/18)(a)	3,184	3,207,880
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(a)	5,071	3,194,730
Penske Automotive Group Inc.,
5.75%, 10/01/22 (Call 08/31/18)(b)	3,097	3,149,262
PetSmart Inc.,
7.13%, 03/15/23 (Call 08/31/18)(a)	10,186	6,901,015
QVC Inc.
3.13%, 04/01/19(b)	2,243	2,238,911
4.38%, 03/15/23	4,132	4,070,056
5.13%, 07/02/22	2,908	2,952,156
Reliance Intermediate Holdings LP,
6.50%, 04/01/23 (Call 01/01/19)(a)(b)	360	372,900
Rite Aid Corp.,
6.13%, 04/01/23 (Call 08/31/18)(a)	9,592	9,663,940
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,922	1,894,262
3.88%, 11/01/20 (Call 08/01/20)	1,792	1,791,389

		82,831,854
SEMICONDUCTORS — 0.9%
Amkor Technology Inc.,
6.38%, 10/01/22 (Call 08/31/18)	3,009	3,069,180
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)	5,452	5,381,372
4.13%, 06/15/20(a)	3,205	3,215,417
4.13%, 06/01/21(a)	7,175	7,193,153
4.63%, 06/15/22(a)	2,458	2,484,854
4.63%, 06/01/23(a)	800	808,000
STATS ChipPAC Pte Ltd.,
8.50%, 11/24/20 (Call 11/24/18)(a)	2,261	2,310,930

		24,462,906
SOFTWARE — 1.9%
Blackboard Inc.,
9.75%, 10/15/21 (Call 08/31/18)(a)(b)	1,864	1,474,113
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(a)	9,860	10,094,175
CURO Financial Technologies Corp.,
12.00%, 03/01/22 (Call 03/01/19)(a)	1,036	1,118,880
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/18)(a)	2,963	3,000,778
6.50%, 05/15/22 (Call 08/16/18)(b)	9,022	9,123,498
IQVIA Inc.,
4.88%, 05/15/23 (Call 08/31/18)(a)	4,352	4,417,280
Marble II Pte Ltd.,
5.30%, 06/20/22 (Call 06/20/19)(a)(b)	2,750	2,699,285
Nuance Communications Inc.,
5.38%, 08/15/20 (Call 08/31/18)(a)(b)	2,651	2,649,675
Open Text Corp.,
5.63%, 01/15/23 (Call 08/31/18)(a)(b)	3,279	3,356,876
Riverbed Technology Inc.,
8.88%, 03/01/23 (Call 08/31/18)(a)(b)	2,875	2,677,943
TIBCO Software Inc.,
11.38%, 12/01/21 (Call 08/31/18)(a)	5,347	5,774,760
Veritas U.S. Inc./Veritas Bermuda Ltd.,
7.50%, 02/01/23 (Call 02/01/19)(a)	2,323	2,197,915

		48,585,178
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC,
8.00%, 02/15/23 (Call 02/15/20)(a)(b)	2,665	2,724,962

8

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TELECOMMUNICATIONS — 9.3%
Anixter Inc.
5.13%, 10/01/21(b)	$2,265	$2,315,963
5.50%, 03/01/23(b)	1,913	1,979,001
5.63%, 05/01/19	1,862	1,889,465
CenturyLink Inc.
Series S,
6.45%, 06/15/21	6,551	6,763,907
Series T,
5.80%, 03/15/22	7,755	7,776,636
Series V,
5.63%, 04/01/20	5,514	5,624,280
CommScope Inc.,
5.00%, 06/15/21 (Call 08/13/18)(a)	3,790	3,802,964
Consolidated Communications Inc.,
6.50%, 10/01/22 (Call 08/31/18)(b)	2,722	2,535,067
DKT Finance ApS,
9.38%, 06/17/23 (Call 06/17/20)(a)	2,600	2,730,000
Frontier Communications Corp.
7.13%, 03/15/19	2,297	2,305,901
7.13%, 01/15/23	4,770	3,467,194
8.13%, 10/01/18	3,061	3,061,957
8.75%, 04/15/22	2,701	2,285,721
10.50%, 09/15/22 (Call 06/15/22)	11,471	10,452,949
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.,
12.50%, 07/01/22 (Call 07/01/19)(a)(b)	3,853	4,084,180
GTH Finance BV,
7.25%, 04/26/23 (Call 01/26/23)(a)	3,590	3,785,339
HC2 Holdings Inc.,
11.00%, 12/01/19 (Call 08/31/18)(a)(b)	2,980	3,024,700
Hughes Satellite Systems Corp.
6.50%, 06/15/19(b)	5,351	5,459,844
7.63%, 06/15/21	4,954	5,313,165
Inmarsat Finance PLC,
4.88%, 05/15/22 (Call 08/31/18)(a)(b)	5,370	5,313,149
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(a)(b)	3,985	3,994,962
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/31/18)	11,710	11,757,425
7.50%, 04/01/21 (Call 08/31/18)	6,416	6,440,060
9.50%, 09/30/22(a)	2,680	3,089,537
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)(b)	10,436	9,880,656
8.13%, 06/01/23 (Call 09/17/18)	4,421	3,741,271
Iridium Communications Inc.,
10.25%, 04/15/23 (Call 04/15/20)(a)	2,415	2,584,050
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/18)(b)	3,902	3,850,786
5.38%, 08/15/22 (Call 08/31/18)	5,480	5,494,841
5.63%, 02/01/23 (Call 08/31/18)	2,733	2,749,322
6.13%, 01/15/21 (Call 08/31/18)	3,763	3,788,400
Level 3 Parent LLC,
5.75%, 12/01/22 (Call 08/31/18)(b)	3,375	3,388,500
Nokia OYJ
3.38%, 06/12/22	3,137	3,024,591
5.38%, 05/15/19	3,276	3,324,239
Plantronics Inc.,
5.50%, 05/31/23 (Call 08/31/18)(a)(b)	2,749	2,738,691
Qwest Corp.,
6.75%, 12/01/21(b)	4,980	5,279,492
Sable International Finance Ltd.,
6.88%, 08/01/22 (Call 08/31/18)(a)(b)	4,072	4,230,279
Sprint Communications Inc.
6.00%, 11/15/22	12,304	12,453,986
7.00%, 03/01/20(a)	5,377	5,579,982
7.00%, 08/15/20	7,992	8,361,630
9.00%, 11/15/18(a)	9,582	9,744,894
11.50%, 11/15/21	5,444	6,394,756
Sprint Corp.,
7.25%, 09/15/21	12,146	12,768,482
Telecom Italia Capital SA,
7.18%, 06/18/19(b)	4,350	4,478,325
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22(b)	6,049	5,947,837

Security	Par/ Shares (000)	Value
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	$3,043	$3,008,766
6.00%, 03/01/23 (Call 09/01/18)	2,257	2,330,070
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/15/20 (Call 08/31/18)(b)	2,598	2,289,488
WTT Investment Ltd./Hong Kong
5.50%, 11/21/22 (Call 11/21/20)(a)	3,447	3,338,204

		240,024,904
TOYS, GAMES & HOBBIES — 0.1%
Mattel Inc.,
2.35%, 08/15/21 (Call 07/15/21)	2,064	1,873,080

TRANSPORTATION — 0.7%
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/19)	2,400	1,754,750
5.88%, 04/01/20 (Call 08/31/18)(b)	1,960	1,550,850
Kenan Advantage Group Inc. (The),
7.88%, 07/31/23 (Call 08/31/18)(a)	2,100	2,139,375
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.,
7.38%, 01/15/22 (Call 08/31/18)(a)	3,453	2,727,870
Neovia Logistics Services LLC/SPL Logistics Finance Corp.,
8.88%, 08/01/20 (Call 08/31/18)(a)	2,611	2,279,730
Watco Companies LLC/Watco Finance Corp.,
6.38%, 04/01/23 (Call 08/31/18)(a)	1,194	1,214,895
XPO Logistics Inc.,
6.50%, 06/15/22 (Call 08/31/18)(a)	6,587	6,776,376

		18,443,846
TRUCKING & LEASING — 0.8%
Avolon Holdings Funding Ltd.,
5.50%, 01/15/23 (Call 12/15/22)(a)	2,948	2,934,366
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (Call 03/15/20)(a)(b)	2,795	2,906,800
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	5,224	5,000,626
5.25%, 08/15/22(a)	9,379	9,384,862

		20,226,654

TOTAL CORPORATE BONDS & NOTES — 97.5%
(Cost: $2,546,484,265)		2,514,344,952

WARRANTS

ADVERTISING — 0.0%
Affinion Group Inc. (Expires 11/20/22)(c)(d)	9	—

TOTAL WARRANTS — 0.0%
(Cost $0)		—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(f)(g)(h)	437,810	437,941,673

9

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(f)(g)	23,762	$23,762,209

		461,703,882

TOTAL SHORT-TERM INVESTMENTS — 17.9% (Cost: $461,572,538)		461,703,882

TOTAL INVESTMENTS IN SECURITIES — 115.4%
(Cost: $3,008,056,803)		2,976,048,834
Other Assets, Less Liabilities — (15.4)%		(396,258,863)

NET ASSETS — 100.0%		$2,579,789,971

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	538,024	(100,214)	437,810	$437,941,673	$3,209,106	(a)	$(43,003)	$106,311
BlackRock Cash Funds: Treasury, SL Agency Shares	102,644	(78,882)	23,762	23,762,209	995,226		—	—

				$461,703,882	$4,204,332		$(43,003)	$106,311

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,514,344,952	$0	(a)	$2,514,344,952
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	461,703,882	—	—		461,703,882

	$461,703,882	$2,514,344,952	$0	(a)	$2,976,048,834

(a)	Rounds to less than $1.

10

Schedule of Investments (Unaudited)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$705	$699,598
6.25%, 07/15/19(a)	585	603,082
WPP Finance 2010,
3.63%, 09/07/22	530	518,371

		1,821,051
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (The)
4.88%, 02/15/20	1,919	1,976,293
6.00%, 03/15/19	290	295,300
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	575	549,983
3.00%, 05/11/21	1,000	994,510
3.38%, 05/15/23 (Call 04/15/23)	1,115	1,115,041
L3 Technologies Inc.,
4.95%, 02/15/21 (Call 11/15/20)	690	711,269
Lockheed Martin Corp.
1.85%, 11/23/18	95	94,824
2.50%, 11/23/20 (Call 10/23/20)(a)	2,159	2,129,309
3.35%, 09/15/21(a)	150	150,583
4.25%, 11/15/19	1,592	1,618,391
Northrop Grumman Corp.
2.08%, 10/15/20	1,519	1,482,119
2.55%, 10/15/22 (Call 09/15/22)	1,605	1,545,988
3.50%, 03/15/21	385	387,140
5.05%, 08/01/19	374	382,009
Raytheon Co.,
3.13%, 10/15/20	2,892	2,898,129
Rockwell Collins Inc.,
2.80%, 03/15/22 (Call 02/15/22)	1,041	1,012,216
United Technologies Corp.
1.50%, 11/01/19	920	904,444
3.10%, 06/01/22	920	908,430
4.50%, 04/15/20	2,157	2,205,640

		21,361,618
AGRICULTURE — 1.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,837	1,826,105
2.85%, 08/09/22	400	391,154
4.75%, 05/05/21(a)	2,529	2,625,158
9.25%, 08/06/19	372	395,448
9.70%, 11/10/18	139	141,470
BAT Capital Corp.
2.30%, 08/14/20(b)	783	767,819
2.76%, 08/15/22 (Call 07/15/22)(b)	2,120	2,047,789
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)(a)	150	149,554
8.50%, 06/15/19	146	152,460
Philip Morris International Inc.
1.38%, 02/25/19	190	188,460
1.63%, 02/21/19(a)	225	223,805
1.88%, 01/15/19(a)	760	757,467
1.88%, 02/25/21 (Call 01/25/21)	1,479	1,430,544
2.00%, 02/21/20	2,000	1,969,250
2.38%, 08/17/22 (Call 07/17/22)	719	689,062
2.50%, 08/22/22	500	480,843
2.50%, 11/02/22 (Call 10/02/22)	500	479,859
2.63%, 02/18/22 (Call 01/18/22)(a)	1,275	1,239,967
4.50%, 03/26/20	235	240,440
Reynolds American Inc.
3.25%, 06/12/20	967	965,767
4.00%, 06/12/22	150	151,151

Security	Par (000)	Value
6.88%, 05/01/20(a)	$960	$1,016,882
8.13%, 06/23/19	285	297,381

		18,627,835
AIRLINES — 0.2%
Delta Air Lines Inc.
2.88%, 03/13/20	258	255,717
3.63%, 03/15/22 (Call 02/15/22)	846	840,078
3.80%, 04/19/23 (Call 03/19/23)	1,100	1,086,100

		2,181,895
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.
1.20%, 07/12/19(a)	1,177	1,161,055
1.65%, 07/12/21	1,578	1,505,691
1.70%, 02/22/19	215	213,770
1.70%, 09/09/21	117	111,550
2.00%, 02/14/20	625	615,098
2.13%, 10/10/18	578	577,312
2.25%, 08/15/19(a)	800	796,574
2.45%, 09/24/20	450	443,298
2.60%, 11/16/22	452	437,766
3.45%, 07/14/23(a)	645	645,233
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,567	1,525,834
2.46%, 03/27/20	524	516,004
2.68%, 01/09/20	1,275	1,262,295
2.94%, 01/08/19	3,801	3,804,821
2.98%, 08/03/22 (Call 07/03/22)(a)	500	479,535
3.20%, 01/15/21	3,290	3,248,125
3.34%, 03/18/21	750	741,996
3.34%, 03/28/22 (Call 02/28/22)	900	878,288
4.14%, 02/15/23 (Call 01/15/23)	2,225	2,210,751
5.75%, 02/01/21	150	157,000
5.88%, 08/02/21	900	948,449
8.13%, 01/15/20	1,203	1,281,978
General Motors Co.,
3.50%, 10/02/18	845	846,672
General Motors Financial Co. Inc.
2.35%, 10/04/19	565	560,966
2.40%, 05/09/19(a)	1,230	1,223,412
3.10%, 01/15/19	1,028	1,030,041
3.15%, 01/15/20 (Call 12/15/19)	565	563,309
3.15%, 06/30/22 (Call 05/30/22)	1,500	1,457,074
3.20%, 07/13/20 (Call 06/13/20)	1,390	1,382,077
3.20%, 07/06/21 (Call 06/06/21)	2,212	2,180,216
3.25%, 01/05/23 (Call 12/05/22)	289	278,839
3.45%, 01/14/22 (Call 12/14/21)	1,745	1,719,356
3.45%, 04/10/22 (Call 02/10/22)	81	79,628
3.50%, 07/10/19	50	50,289
3.55%, 04/09/21	50	49,869
3.70%, 05/09/23 (Call 03/09/23)	1,000	980,330
4.15%, 06/19/23 (Call 05/19/23)	1,495	1,492,246
4.20%, 03/01/21 (Call 02/01/21)	1,605	1,625,210
4.38%, 09/25/21	100	101,597
Toyota Motor Corp.
3.18%, 07/20/21	2,000	2,002,142
3.42%, 07/20/23	1,000	997,985
Toyota Motor Credit Corp.
1.40%, 05/20/19(a)	1,165	1,152,390
1.70%, 02/19/19(a)	1,355	1,347,346
1.90%, 04/08/21	900	870,761

11

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.95%, 04/17/20	$650	$638,196
2.00%, 10/24/18(a)	350	349,748
2.13%, 07/18/19(a)	676	672,944
2.15%, 03/12/20(a)	875	863,079
2.15%, 09/08/22	626	597,257
2.20%, 01/10/20	1,000	988,911
2.60%, 01/11/22	575	561,655
2.70%, 01/11/23	1,770	1,718,645
2.95%, 04/13/21	1,000	994,399
3.30%, 01/12/22	635	635,639

		53,574,651
BANKS — 36.4%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	293,063
3.30%, 05/17/21	2,250	2,242,500
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19(a)	550	548,015
2.25%, 11/09/20	500	488,199
2.55%, 11/23/21	1,500	1,454,674
2.63%, 05/19/22	600	578,811
2.63%, 11/09/22	575	552,762
Banco Santander SA
3.13%, 02/23/23	2,400	2,298,081
3.50%, 04/11/22	400	397,378
3.85%, 04/12/23	600	592,282
Bank of America Corp.
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	908	890,313
2.50%, 10/21/22 (Call 10/21/21)	250	238,844
2.60%, 01/15/19	907	907,322
2.63%, 10/19/20(a)	4,050	3,996,437
2.63%, 04/19/21	1,100	1,079,187
2.65%, 04/01/19	2,685	2,685,727
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	1,250	1,227,767
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	730	708,967
3.00%, 12/20/23 (Call 12/20/22)(a)(c)(d)	4,084	3,959,967
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	1,000	981,493
3.30%, 01/11/23	1,608	1,587,077
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	1,000	1,001,470
5.00%, 05/13/21(a)	250	261,317
5.49%, 03/15/19	100	101,589
5.63%, 07/01/20	1,675	1,748,010
5.70%, 01/24/22	950	1,022,711
6.88%, 11/15/18(a)	175	177,181
Series L,
2.25%, 04/21/20	2,650	2,611,253
Bank of Montreal
1.50%, 07/18/19	3,890	3,844,983
1.90%, 08/27/21	1,397	1,337,645
2.35%, 09/11/22	750	716,961
2.38%, 01/25/19 (Call 12/25/18)	1,065	1,064,249
Series D,
3.10%, 04/13/21	1,000	996,108
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,706	1,650,272
2.10%, 08/01/18	130	130,000
2.10%, 01/15/19 (Call 12/15/18)	1,052	1,049,934
2.30%, 09/11/19 (Call 08/11/19)	211	209,598
2.45%, 11/27/20 (Call 10/27/20)	890	874,329
2.60%, 02/07/22 (Call 01/07/22)(a)	1,143	1,112,903
2.95%, 01/29/23 (Call 12/29/22)	500	488,747
3.50%, 04/28/23	990	987,884
3.55%, 09/23/21 (Call 08/23/21)(a)	255	256,639

Security	Par (000)	Value
5.45%, 05/15/19	$429	$438,446
Series G,
2.15%, 02/24/20 (Call 01/24/20)	1,680	1,658,904
2.20%, 05/15/19 (Call 04/15/19)	669	666,721
Bank of Nova Scotia (The)
1.65%, 06/14/19	778	770,833
2.05%, 10/30/18(a)	596	595,503
2.05%, 06/05/19(a)	100	99,472
2.15%, 07/14/20	523	512,499
2.35%, 10/21/20	3,560	3,493,956
2.45%, 03/22/21(a)	1,265	1,237,306
2.45%, 09/19/22(a)	2,650	2,545,801
2.80%, 07/21/21(a)	400	394,320
Barclays Bank PLC,
2.65%, 01/11/21 (Call 12/11/20)	245	239,941
Barclays PLC
2.88%, 06/08/20	780	770,187
3.20%, 08/10/21	1,625	1,591,829
3.25%, 01/12/21	1,525	1,504,482
3.68%, 01/10/23 (Call 01/10/22)	1,100	1,072,250
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)	358	348,165
2.25%, 02/01/19 (Call 01/02/19)	571	569,462
2.45%, 01/15/20 (Call 12/15/19)	1,545	1,531,183
2.63%, 06/29/20 (Call 05/29/20)	1,047	1,035,730
2.75%, 04/01/22 (Call 03/01/22)(a)	1,015	991,648
6.85%, 04/30/19	2,698	2,783,068
BNP Paribas SA
2.45%, 03/17/19	506	505,334
2.70%, 08/20/18	720	720,160
3.25%, 03/03/23(a)	1,000	987,821
5.00%, 01/15/21	1,355	1,404,371
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
2.40%, 12/12/18(a)	2,130	2,129,669
BPCE SA
2.25%, 01/27/20(a)	950	935,917
2.50%, 07/15/19	1,102	1,098,997
2.75%, 12/02/21	500	484,971
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)(a)	1,332	1,318,543
2.63%, 01/15/22 (Call 12/15/21)	525	511,955
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	916	903,471
2.10%, 10/05/20	506	493,144
2.55%, 06/16/22	2,402	2,318,420
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,517	1,512,905
2.50%, 05/12/20 (Call 04/12/20)	1,680	1,656,408
3.05%, 03/09/22 (Call 02/09/22)(a)	1,520	1,485,917
3.20%, 01/30/23 (Call 12/30/22)	1,650	1,601,638
3.45%, 04/30/21 (Call 03/30/21)(a)	500	498,408
4.75%, 07/15/21	235	242,388
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	975	935,102
2.35%, 01/31/20 (Call 12/31/19)(a)	925	912,681
2.65%, 08/08/22 (Call 07/08/22)	600	575,234
2.95%, 07/23/21 (Call 06/23/21)	300	294,859
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,300	1,272,427
3.05%, 05/01/20 (Call 04/01/20)	1,000	997,995
3.40%, 07/23/21 (Call 06/23/21)	250	249,739

12

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Citigroup Inc.
2.05%, 12/07/18(a)	$1,436	$1,433,720
2.05%, 06/07/19	952	946,228
2.35%, 08/02/21(a)	3,851	3,723,552
2.40%, 02/18/20	2,126	2,100,934
2.50%, 09/26/18	480	480,007
2.50%, 07/29/19(a)	1,497	1,491,683
2.55%, 04/08/19	930	929,198
2.65%, 10/26/20	1,559	1,535,405
2.70%, 03/30/21	1,870	1,835,950
2.70%, 10/27/22 (Call 09/27/22)	1,510	1,447,806
2.75%, 04/25/22 (Call 03/25/22)	1,385	1,340,797
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	125	120,725
2.90%, 12/08/21 (Call 11/08/21)	1,260	1,232,021
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	1,900	1,860,929
3.50%, 05/15/23	1,000	981,736
4.05%, 07/30/22	325	326,094
4.50%, 01/14/22	941	965,700
5.38%, 08/09/20	500	519,375
8.50%, 05/22/19	2,801	2,925,109
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	2,050	1,995,528
2.55%, 05/13/21 (Call 04/13/21)	1,270	1,236,446
2.65%, 05/26/22 (Call 04/26/22)	810	780,584
Comerica Inc.,
3.70%, 07/31/23 (Call 06/30/23)	500	500,510
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	1,400	1,397,724
2.40%, 11/02/20(a)	500	489,168
2.55%, 03/15/21	1,290	1,260,800
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	500	482,258
3.50%, 06/11/21 (Call 05/11/21)	1,950	1,941,947
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,920	1,942,971
3.95%, 11/09/22	1,210	1,208,585
4.50%, 01/11/21	500	512,949
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,350	1,328,654
2.25%, 01/14/20	1,350	1,332,227
2.50%, 01/19/21	800	784,027
2.75%, 01/10/22	670	654,166
2.75%, 01/10/23(a)	1,110	1,069,763
Credit Suisse AG/New York NY
2.30%, 05/28/19	3,000	2,986,919
3.00%, 10/29/21	1,022	1,009,689
5.30%, 08/13/19	1,153	1,179,679
5.40%, 01/14/20	790	811,850
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,520	1,504,880
3.13%, 12/10/20	3,400	3,369,063
3.80%, 09/15/22	500	498,539
3.80%, 06/09/23(a)	1,000	991,270
Deutsche Bank AG
2.85%, 05/10/19(a)	1,878	1,872,001
2.95%, 08/20/20	349	341,783
3.13%, 01/13/21	345	336,189
3.38%, 05/12/21	1,823	1,782,776
4.25%, 10/14/21(a)	950	947,406
Deutsche Bank AG/London,
2.50%, 02/13/19	1,376	1,369,925

Security	Par (000)	Value
Deutsche Bank AG/New York NY
3.15%, 01/22/21	$975	$950,595
3.30%, 11/16/22	2,050	1,940,809
3.95%, 02/27/23	100	97,041
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	350	349,598
3.10%, 06/04/20 (Call 05/04/20)	1,080	1,073,864
3.35%, 02/06/23 (Call 01/06/23)	1,000	973,026
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)(a)	1,524	1,521,000
2.60%, 06/15/22 (Call 05/15/22)(a)	922	889,733
2.88%, 07/27/20 (Call 06/27/20)(a)	960	952,407
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,210	1,192,034
2.20%, 10/30/20 (Call 09/30/20)	500	488,486
2.30%, 03/15/19 (Call 02/15/19)	1,540	1,536,227
Goldman Sachs Bank USA/New York NY,
3.20%, 06/05/20(a)	870	869,528
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)(a)	2,603	2,591,713
2.30%, 12/13/19 (Call 11/13/19)	4,158	4,122,258
2.55%, 10/23/19	3,140	3,121,775
2.60%, 04/23/20 (Call 03/23/20)	1,545	1,528,296
2.60%, 12/27/20 (Call 12/27/19)(a)	1,674	1,646,948
2.63%, 01/31/19(a)	1,650	1,651,407
2.63%, 04/25/21 (Call 03/25/21)(a)	3,161	3,093,986
2.75%, 09/15/20 (Call 08/15/20)	1,050	1,038,577
2.88%, 02/25/21 (Call 01/25/21)	2,300	2,267,625
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	669	653,647
2.91%, 06/05/23 (Call 06/05/22)(c)(d)	1,200	1,159,539
3.00%, 04/26/22 (Call 04/26/21)	1,000	976,351
3.20%, 02/23/23 (Call 01/23/23)	2,150	2,099,615
3.63%, 01/22/23	785	783,172
5.25%, 07/27/21	1,592	1,667,926
5.38%, 03/15/20	1,265	1,307,688
5.75%, 01/24/22(a)	870	928,063
7.50%, 02/15/19	1,877	1,925,573
Series D,
6.00%, 06/15/20	1,067	1,119,706
HSBC Holdings PLC
2.65%, 01/05/22	1,000	968,024
2.95%, 05/25/21	3,835	3,780,123
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	1,570	1,541,674
3.40%, 03/08/21	1,365	1,362,842
3.60%, 05/25/23	1,500	1,485,447
4.00%, 03/30/22	1,718	1,740,655
4.88%, 01/14/22	400	415,738
5.10%, 04/05/21(a)	770	801,781
HSBC USA Inc.
2.00%, 08/07/18	850	849,934
2.35%, 03/05/20	850	839,349
2.75%, 08/07/20(a)	2,950	2,923,897
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,662	1,591,283
3.15%, 03/14/21 (Call 02/14/21)(a)	833	827,292
Huntington National Bank (The),
2.20%, 04/01/19 (Call 03/01/19)	300	298,565
ING Groep NV,
3.15%, 03/29/22	1,110	1,089,142
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	1,463	1,455,760
2.20%, 10/22/19	1,940	1,924,836

13

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.25%, 01/23/20 (Call 12/23/19)	$3,040	$3,002,861
2.30%, 08/15/21 (Call 08/15/20)	2,106	2,037,822
2.35%, 01/28/19(a)	1,545	1,543,640
2.40%, 06/07/21 (Call 05/07/21)	1,438	1,402,981
2.55%, 10/29/20 (Call 09/29/20)	1,429	1,406,313
2.55%, 03/01/21 (Call 02/01/21)	2,291	2,246,220
2.75%, 06/23/20 (Call 05/23/20)(a)	2,840	2,819,915
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	500	484,489
2.97%, 01/15/23 (Call 01/15/22)(a)	500	487,411
3.20%, 01/25/23	2,415	2,376,266
3.25%, 09/23/22	1,065	1,057,292
3.38%, 05/01/23	1,500	1,464,901
3.51%, 06/18/22 (Call 06/18/21)(a)(c)(d)	3,850	3,853,640
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	750	741,525
4.25%, 10/15/20	1,338	1,364,864
4.35%, 08/15/21	100	102,518
4.50%, 01/24/22	2,069	2,134,121
4.95%, 03/25/20	590	606,478
6.30%, 04/23/19	2,023	2,075,287
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	500	495,980
3.09%, 04/26/21 (Call 04/26/20)(a)(c)(d)	3,300	3,291,282
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,380	1,314,426
2.35%, 03/08/19	1,875	1,870,881
KeyCorp.
2.30%, 12/13/18 (Call 11/13/18)(a)	1,540	1,539,315
2.90%, 09/15/20	1,025	1,015,796
Lloyds Bank PLC,
3.30%, 05/07/21	1,000	997,372
Lloyds Banking Group PLC
3.00%, 01/11/22(a)	1,475	1,440,713
3.10%, 07/06/21	750	740,269
M&T Bank Corp.,
3.55%, 07/26/23 (Call 06/26/23)	255	254,814
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	355	346,361
2.10%, 02/06/20 (Call 01/06/20)	1,375	1,353,838
2.63%, 01/25/21 (Call 12/25/20)	625	613,929
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,050	1,965,714
2.67%, 07/25/22	2,184	2,100,720
2.95%, 03/01/21	1,450	1,430,627
3.46%, 03/02/23	975	963,064
3.76%, 07/26/23	275	274,833
Mizuho Financial Group Inc.
2.60%, 09/11/22	2,805	2,683,485
2.95%, 02/28/22	650	634,352
3.55%, 03/05/23	750	741,449
Morgan Stanley
2.20%, 12/07/18	56	55,853
2.38%, 07/23/19(a)	1,127	1,122,539
2.45%, 02/01/19	1,694	1,692,671
2.50%, 01/24/19(a)	1,545	1,544,963
2.50%, 04/21/21	2,756	2,686,660
2.63%, 11/17/21	3,680	3,579,125
2.65%, 01/27/20(a)	2,330	2,313,626
2.80%, 06/16/20	1,505	1,493,395
3.13%, 01/23/23	4,087	3,990,783
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	1,455	1,446,663
3.75%, 02/25/23(a)	1,275	1,275,103
4.88%, 11/01/22	270	279,699

Security	Par (000)	Value
5.50%, 01/26/20	$507	$523,695
5.50%, 07/24/20	2,330	2,425,347
5.50%, 07/28/21	1,344	1,420,419
5.63%, 09/23/19	1,116	1,148,279
5.75%, 01/25/21	1,005	1,060,041
7.30%, 05/13/19	950	982,580
MUFG Americas Holdings Corp.,
2.25%, 02/10/20 (Call 01/10/20)	380	374,800
National Australia Bank Ltd./New York
1.88%, 07/12/21	2,225	2,125,475
2.00%, 01/14/19	960	958,165
2.13%, 05/22/20	3,065	3,006,435
2.50%, 05/22/22	1,895	1,817,883
2.63%, 01/14/21	940	921,960
2.80%, 01/10/22	995	969,285
3.00%, 01/20/23	1,000	971,110
National Bank of Canada,
2.15%, 06/12/20 (Call 05/12/20)	950	930,936
PNC Bank N.A.
1.70%, 12/07/18 (Call 11/07/18)(e)	650	648,049
1.80%, 11/05/18 (Call 10/06/18)(a)(e)	900	898,213
1.95%, 03/04/19 (Call 02/02/19)(e)	900	895,998
2.00%, 05/19/20 (Call 04/19/20)(e)	900	881,404
2.15%, 04/29/21 (Call 03/30/21)(a)(e)	490	474,772
2.30%, 06/01/20 (Call 05/02/20)(e)	450	442,782
2.45%, 11/05/20 (Call 10/06/20)(e)	250	245,458
2.45%, 07/28/22 (Call 06/28/22)(e)	750	721,513
2.50%, 01/22/21 (Call 12/23/20)(e)	673	660,307
2.55%, 12/09/21 (Call 11/09/21)(a)(e)	250	243,163
2.63%, 02/17/22 (Call 01/18/22)(e)	625	607,826
2.70%, 11/01/22 (Call 10/01/22)(e)	350	336,199
2.95%, 01/30/23 (Call 12/30/22)(e)	1,000	967,773
3.50%, 06/08/23 (Call 05/09/23)(e)	1,000	996,817
PNC Financial Services Group Inc.(The)
5.13%, 02/08/20(e)	390	401,359
6.88%, 05/15/19(e)	4,186	4,317,414
Regions Bank/Birmingham AL,
2.25%, 09/14/18 (Call 08/14/18)	975	974,334
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	745	716,929
3.20%, 02/08/21 (Call 01/08/21)	307	305,250
Royal Bank of Canada
1.50%, 07/29/19	1,575	1,555,942
1.63%, 04/15/19(a)	1,250	1,239,952
2.00%, 12/10/18(a)	172	171,765
2.13%, 03/02/20	642	633,154
2.15%, 03/15/19(a)	1,758	1,754,057
2.15%, 10/26/20(a)	1,026	1,003,562
2.35%, 10/30/20	945	928,591
2.50%, 01/19/21	1,015	996,511
2.75%, 02/01/22	625	611,892
3.20%, 04/30/21	650	648,237
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(c)(d)	1,500	1,461,967
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	365	366,818
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,345	2,318,593
3.40%, 01/18/23 (Call 12/18/22)	165	158,922
3.70%, 03/28/22 (Call 02/28/22)(a)	1,120	1,106,119

14

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Santander UK Group Holdings PLC
2.88%, 08/05/21(a)	$925	$902,989
3.13%, 01/08/21	1,452	1,433,362
3.57%, 01/10/23 (Call 01/10/22)	1,200	1,175,091
Santander UK PLC
2.00%, 08/24/18	635	634,903
2.35%, 09/10/19	377	373,552
2.38%, 03/16/20(a)	195	192,156
2.50%, 03/14/19(a)	904	901,619
3.05%, 08/23/18	741	741,341
3.40%, 06/01/21(a)	1,000	997,940
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	450	428,902
2.80%, 03/11/22	860	838,308
State Street Corp.
1.95%, 05/19/21	1,240	1,199,604
2.55%, 08/18/20	1,096	1,084,755
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	500	497,869
2.05%, 01/18/19	750	746,994
2.45%, 01/10/19	1,000	999,445
2.45%, 01/16/20	1,100	1,087,581
2.51%, 01/17/20(a)	2,675	2,646,785
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	482	461,869
2.78%, 07/12/22	750	724,615
2.78%, 10/18/22	1,506	1,449,607
2.85%, 01/11/22	4,365	4,248,117
2.93%, 03/09/21	1,391	1,371,668
3.10%, 01/17/23	1,135	1,105,855
3.75%, 07/19/23	200	199,917
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	625	616,921
3.00%, 02/02/23 (Call 01/02/23)	1,000	975,225
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)(a)	645	645,086
2.50%, 05/01/19 (Call 04/01/19)	735	733,329
2.70%, 01/27/22 (Call 12/27/21)(a)	1,309	1,271,160
2.90%, 03/03/21 (Call 02/03/21)	1,705	1,681,664
Svenska Handelsbanken AB
1.50%, 09/06/19	1,750	1,723,371
2.40%, 10/01/20	600	588,315
2.45%, 03/30/21	1,650	1,610,105
3.35%, 05/24/21(a)	690	689,324
Toronto-Dominion Bank (The)
1.45%, 08/13/19(a)	725	714,929
1.80%, 07/13/21	1,321	1,267,363
1.90%, 10/24/19	825	815,211
1.95%, 01/22/19(a)	1,989	1,981,906
2.13%, 07/02/19	518	515,201
2.13%, 04/07/21	999	969,239
2.25%, 11/05/19	4,007	3,984,663
2.50%, 12/14/20	1,505	1,479,644
2.55%, 01/25/21	1,160	1,140,201
2.63%, 09/10/18(a)	925	925,348
3.25%, 06/11/21	308	307,591
3.50%, 07/19/23	1,000	996,224
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)(a)	1,337	1,334,795
2.20%, 04/25/19 (Call 03/25/19)(a)	2,103	2,097,168

Security	Par (000)	Value
2.35%, 01/29/21 (Call 12/29/20)	$1,695	$1,659,572
2.95%, 07/15/22 (Call 06/15/22)	1,315	1,286,357
3.00%, 03/15/22 (Call 02/15/22)(a)	600	592,815
Series V,
2.63%, 01/24/22 (Call 12/23/21)	1,940	1,895,116
U.S. Bank N.A./Cincinnati OH
2.35%, 01/23/20 (Call 12/23/19)	2,000	1,979,978
3.15%, 04/26/21 (Call 03/26/21)	500	498,535
3.40%, 07/24/23 (Call 06/23/23)	1,000	994,911
UBS AG/Stamford CT
2.35%, 03/26/20	2,000	1,974,706
2.38%, 08/14/19	3,440	3,422,273
Wells Fargo & Co.
2.10%, 07/26/21	2,080	2,005,661
2.13%, 04/22/19(a)	4,209	4,192,888
2.15%, 01/15/19(a)	1,851	1,847,626
2.50%, 03/04/21	1,525	1,491,919
2.55%, 12/07/20	1,553	1,526,199
2.60%, 07/22/20	1,852	1,832,168
2.63%, 07/22/22(a)	3,265	3,145,817
3.00%, 01/22/21(a)	1,118	1,108,307
3.07%, 01/24/23 (Call 01/24/22)	1,915	1,866,887
3.50%, 03/08/22	835	834,645
4.60%, 04/01/21	384	395,366
Series M,
3.45%, 02/13/23	975	955,822
Series N,
2.15%, 01/30/20	4,372	4,308,676
Wells Fargo Bank N.A.
1.80%, 11/28/18(a)	700	697,752
2.15%, 12/06/19	450	444,768
2.60%, 01/15/21	1,526	1,498,702
Westpac Banking Corp.
1.60%, 08/19/19	913	902,468
1.95%, 11/23/18(a)	250	249,328
2.00%, 08/19/21	495	474,013
2.10%, 05/13/21(a)	932	898,703
2.15%, 03/06/20	739	727,298
2.25%, 01/17/19(a)	1,327	1,325,525
2.30%, 05/26/20(a)	579	569,743
2.50%, 06/28/22	1,115	1,069,974
2.60%, 11/23/20	735	722,791
2.80%, 01/11/22	445	434,079
3.65%, 05/15/23	2,010	2,009,105
4.88%, 11/19/19	2,336	2,393,727

		473,614,572
BEVERAGES — 2.5%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)(a)	7,776	7,674,316
3.30%, 02/01/23 (Call 12/01/22)	3,895	3,862,339
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,475	1,426,268
3.75%, 01/15/22	1,540	1,560,513
Coca-Cola Co. (The)
1.38%, 05/30/19	534	529,207
1.55%, 09/01/21	905	865,090
1.65%, 11/01/18(a)	510	507,289
1.88%, 10/27/20	518	506,047
2.20%, 05/25/22(a)	120	115,973
2.45%, 11/01/20(a)	440	435,189
3.15%, 11/15/20(a)	859	863,374

15

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Constellation Brands Inc.
2.25%, 11/06/20	$500	$487,749
2.70%, 05/09/22 (Call 04/09/22)	735	711,188
3.20%, 02/15/23 (Call 01/15/23)(a)	695	678,361
3.75%, 05/01/21(a)	12	12,080
4.25%, 05/01/23	475	484,294
Diageo Capital PLC,
3.00%, 05/18/20	205	204,836
Diageo Investment Corp.,
2.88%, 05/11/22	302	296,950
Keurig Dr Pepper Inc.
3.55%, 05/25/21(b)	315	315,989
4.06%, 05/25/23 (Call 04/25/23)(b)	1,330	1,336,531
Molson Coors Brewing Co.
1.45%, 07/15/19	565	557,400
2.10%, 07/15/21 (Call 06/15/21)	1,265	1,214,474
PepsiCo Inc.
1.50%, 02/22/19	848	842,360
1.55%, 05/02/19	131	129,836
1.70%, 10/06/21 (Call 09/06/21)	300	287,536
1.85%, 04/30/20 (Call 03/30/20)	834	819,657
2.00%, 04/15/21 (Call 03/15/21)	650	632,411
2.15%, 10/14/20 (Call 09/14/20)	1,300	1,276,845
2.25%, 01/07/19 (Call 12/07/18)	325	324,356
2.75%, 03/05/22	1,000	986,201
2.75%, 03/01/23	1,583	1,546,158
3.00%, 08/25/21(a)	783	782,429
3.10%, 07/17/22 (Call 05/17/22)	65	65,169

		32,338,415
BIOTECHNOLOGY — 1.6%
Amgen Inc.
1.90%, 05/10/19	40	39,704
2.13%, 05/01/20 (Call 04/01/20)	975	959,212
2.20%, 05/22/19 (Call 04/22/19)(a)	983	979,259
2.20%, 05/11/20	1,040	1,023,256
2.65%, 05/11/22 (Call 04/11/22)(a)	1,410	1,369,557
3.45%, 10/01/20	655	660,881
3.88%, 11/15/21 (Call 08/15/21)	936	949,816
4.10%, 06/15/21 (Call 03/15/21)	500	509,452
5.70%, 02/01/19	690	699,789
Biogen Inc.,
2.90%, 09/15/20(a)	1,464	1,456,845
Celgene Corp.
2.25%, 05/15/19(a)	246	244,976
2.75%, 02/15/23 (Call 01/15/23)	1,075	1,027,771
2.88%, 08/15/20	943	937,676
3.55%, 08/15/22(a)	875	869,853
3.95%, 10/15/20	2,075	2,100,696
Gilead Sciences Inc.
1.85%, 09/04/18	420	419,749
2.05%, 04/01/19	1,140	1,136,095
2.35%, 02/01/20	1,410	1,396,635
2.55%, 09/01/20	1,494	1,476,629
3.25%, 09/01/22 (Call 07/01/22)	154	153,123
4.40%, 12/01/21 (Call 09/01/21)	1,725	1,778,014
4.50%, 04/01/21 (Call 01/01/21)	745	766,122

		20,955,110
CHEMICALS — 1.3%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	555	540,841
4.25%, 11/15/20 (Call 08/15/20)	1,478	1,505,209
8.55%, 05/15/19	1,710	1,781,642

Security	Par (000)	Value
Eastman Chemical Co.,
2.70%, 01/15/20 (Call 12/15/19)	$1,608	$1,597,753
EI du Pont de Nemours & Co.
2.80%, 02/15/23	113	109,379
3.63%, 01/15/21(a)	1,630	1,644,554
4.63%, 01/15/20	3,659	3,742,569
LyondellBasell Industries NV,
5.00%, 04/15/19 (Call 01/15/19)	1,104	1,112,300
Mosaic Co. (The),
3.25%, 11/15/22 (Call 10/15/22)	40	38,930
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	385	369,522
2.45%, 02/15/22 (Call 11/15/21)	350	340,861
3.00%, 09/01/21	212	210,856
4.50%, 08/15/19	542	552,005
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,404	1,382,815
2.75%, 06/01/22 (Call 05/01/22)	2,570	2,492,196

		17,421,432
COMMERCIAL SERVICES — 0.5%
Automatic Data Processing Inc.,
2.25%, 09/15/20 (Call 08/15/20)	2,258	2,223,737
Block Financial LLC,
4.13%, 10/01/20 (Call 09/01/20)	308	310,705
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	140	134,494
4.35%, 12/08/21	1,238	1,279,294
Equifax Inc.,
3.30%, 12/15/22 (Call 09/15/22)(a)	490	478,612
IHS Markit Ltd.,
4.13%, 08/01/23 (Call 07/01/23)	70	69,742
Moody’s Corp.,
4.50%, 09/01/22 (Call 06/01/22)	595	612,492
S&P Global Inc.,
3.30%, 08/14/20 (Call 07/14/20)	540	540,924
Total System Services Inc.,
3.80%, 04/01/21 (Call 03/01/21)	761	764,107

		6,414,107
COMPUTERS — 3.1%
Apple Inc.
1.10%, 08/02/19(a)	275	271,211
1.55%, 02/08/19(a)	88	87,636
1.55%, 02/07/20	525	515,678
1.55%, 08/04/21 (Call 07/04/21)	2,937	2,814,631
1.70%, 02/22/19	25	24,903
1.80%, 05/11/20	552	542,264
2.00%, 05/06/20	1,270	1,252,351
2.10%, 05/06/19(a)	1,675	1,671,129
2.10%, 09/12/22 (Call 08/12/22)	3,075	2,948,081
2.15%, 02/09/22	1,931	1,870,454
2.25%, 02/23/21 (Call 01/23/21)	2,099	2,061,388
2.30%, 05/11/22 (Call 04/11/22)	838	813,099
2.40%, 05/03/23	1,745	1,683,525
2.50%, 02/09/22 (Call 01/09/22)	1,227	1,202,738
2.85%, 05/06/21	1,861	1,855,722
2.85%, 02/23/23 (Call 12/23/22)	100	98,615
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	2,193	2,199,584
4.42%, 06/15/21 (Call 05/15/21)(b)	3,984	4,043,136
5.45%, 06/15/23 (Call 04/15/23)(b)	1,775	1,861,856
Hewlett Packard Enterprise Co.
2.85%, 10/05/18(a)	888	887,747
3.60%, 10/15/20 (Call 09/15/20)	3,084	3,099,454
4.40%, 10/15/22 (Call 08/15/22)	745	762,151

16

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
IBM Credit LLC
2.20%, 09/08/22	$955	$912,009
3.00%, 02/06/23	725	713,925
International Business Machines Corp.
1.63%, 05/15/20	1,600	1,564,565
1.80%, 05/17/19	1,260	1,251,197
1.88%, 08/01/22	270	255,271
1.95%, 02/12/19	1,125	1,120,661
2.50%, 01/27/22	1,450	1,414,977
8.38%, 11/01/19	90	95,994

		39,895,952
COSMETICS & PERSONAL CARE — 0.6%
Colgate-Palmolive Co.
1.75%, 03/15/19	75	74,672
2.30%, 05/03/22	50	48,603
Procter & Gamble Co. (The)
1.60%, 11/15/18(a)	75	74,757
1.70%, 11/03/21	1,120	1,072,350
1.90%, 11/01/19	795	786,436
1.90%, 10/23/20	339	331,575
2.15%, 08/11/22	1,555	1,499,795
2.30%, 02/06/22	520	506,064
Unilever Capital Corp.
1.38%, 07/28/21	570	540,643
2.10%, 07/30/20	900	883,324
2.20%, 05/05/22 (Call 04/05/22)	790	759,305
3.13%, 03/22/23 (Call 02/22/23)	600	592,290
4.25%, 02/10/21	550	564,189

		7,734,003
DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	900	867,232
3.95%, 02/01/22 (Call 01/01/22)	1,300	1,299,130
4.13%, 07/03/23 (Call 06/03/23)	250	248,402
4.50%, 05/15/21	1,860	1,891,694
4.63%, 10/30/20	1,000	1,019,420
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)(a)	301	287,744
3.38%, 01/15/19 (Call 12/15/18)	1,428	1,429,295
3.38%, 06/01/21 (Call 05/01/21)	738	731,601
3.88%, 07/03/23 (Call 06/03/23)	250	247,620
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	646	621,219
3.40%, 02/27/23 (Call 01/27/23)(a)	2,040	2,019,075
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	1,641	1,631,335
2.13%, 03/18/19	2,881	2,872,172
2.20%, 03/03/20 (Call 02/01/20)	714	704,004
2.25%, 08/15/19(a)	1,238	1,231,311
2.25%, 05/05/21 (Call 04/04/21)	1,422	1,384,854
2.38%, 05/26/20 (Call 04/25/20)(a)	1,260	1,242,210
2.70%, 03/03/22 (Call 01/31/22)	2,586	2,523,772
Series F,
2.60%, 09/14/20 (Call 08/14/20)	1,372	1,354,569
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	497,230
3.38%, 02/15/23	500	486,245
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	927	897,224
3.25%, 05/21/21 (Call 04/21/21)(a)	370	369,968

Security	Par (000)	Value
4.45%, 07/22/20	$1,100	$1,127,337
CME Group Inc.,
3.00%, 09/15/22	25	24,653
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	5,085	4,979,639
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)(a)	1,082	1,037,726
2.75%, 12/01/20 (Call 11/01/20)	1,267	1,255,378
International Lease Finance Corp.
4.63%, 04/15/21(a)	805	820,554
5.88%, 04/01/19	539	548,594
5.88%, 08/15/22	100	106,402
6.25%, 05/15/19	1,805	1,849,872
Jefferies Group LLC
5.13%, 01/20/23(a)	575	595,502
6.88%, 04/15/21(a)	555	597,091
Mastercard Inc.,
2.00%, 11/21/21 (Call 10/21/21)	545	526,038
Nasdaq Inc.,
5.55%, 01/15/20	465	480,896
Nomura Holdings Inc.
2.75%, 03/19/19(a)	500	499,719
6.70%, 03/04/20	210	220,238
ORIX Corp.,
2.90%, 07/18/22	282	272,455
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	2,730	2,726,592
3.00%, 08/15/19 (Call 07/15/19)	1,525	1,522,290
3.75%, 08/15/21 (Call 06/15/21)	685	677,604
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,163	1,140,880
5.60%, 12/01/19	152	157,249
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	2,566	2,522,007
2.80%, 12/14/22 (Call 10/14/22)	804	788,628

		50,334,670
ELECTRIC — 2.5%
American Electric Power Co. Inc.,
2.15%, 11/13/20	1,095	1,067,401
CenterPoint Energy Inc.,
2.50%, 09/01/22 (Call 08/01/22)	555	532,239
Consolidated Edison Co. of New York Inc.,
7.13%, 12/01/18.	125	126,622
Consolidated Edison Inc.,
2.00%, 05/15/21 (Call 04/15/21)	630	608,093
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	404	400,600
2.96%, 07/01/19(f)	500	500,244
4.10%, 04/01/21(f)	591	598,442
Duke Energy Carolinas LLC
3.05%, 03/15/23 (Call 02/15/23)	525	517,803
Series C,
7.00%, 11/15/18	50	50,574
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)(a)	391	375,080
3.55%, 09/15/21 (Call 06/15/21)	246	247,229
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	1,005	988,573
5.30%, 01/15/19	1,067	1,077,728
Emera U.S. Finance LP
2.15%, 06/15/19(a)	608	603,465
2.70%, 06/15/21 (Call 05/15/21)	1,605	1,564,156
Entergy Corp.,
4.00%, 07/15/22 (Call 05/15/22)	513	518,685
Entergy Texas Inc.,
7.13%, 02/01/19	162	165,138
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	850	842,643
3.50%, 06/01/22 (Call 05/01/22)	20	19,784
5.15%, 12/01/20 (Call 09/01/20)	667	687,726

17

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)(a)	$1,182	$1,176,142
3.40%, 03/15/22 (Call 02/15/22)	620	614,701
4.25%, 06/15/22 (Call 03/15/22)	276	281,681
5.20%, 10/01/19	1,602	1,638,553
FirstEnergy Corp.
Series A,
2.85%, 07/15/22 (Call 05/15/22)	120	116,174
Series B,
4.25%, 03/15/23 (Call 12/15/22)	125	127,022
Georgia Power Co.
1.95%, 12/01/18(a)	55	54,822
4.25%, 12/01/19	135	137,067
MidAmerican Energy Co.,
2.40%, 03/15/19 (Call 02/15/19)(a)	970	968,722
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	700	699,340
2.30%, 04/01/19	490	487,105
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	375	376,094
Pacific Gas & Electric Co.,
3.50%, 10/01/20 (Call 07/01/20)(a)	990	990,864
Progress Energy Inc.,
4.40%, 01/15/21 (Call 10/15/20)	1,260	1,285,695
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	730	718,999
3.85%, 06/01/23 (Call 05/01/23)	1,515	1,509,541
Public Service Enterprise Group Inc.,
2.65%, 11/15/22 (Call 10/15/22)	365	350,390
Sempra Energy
2.40%, 02/01/20	440	433,905
2.40%, 03/15/20 (Call 02/15/20)	1,109	1,091,795
2.90%, 02/01/23 (Call 01/01/23)	435	420,043
9.80%, 02/15/19	539	557,913
Southern Co. (The)
1.85%, 07/01/19	1,741	1,727,880
2.35%, 07/01/21 (Call 06/01/21)(a)	1,180	1,147,419
2.45%, 09/01/18	330	329,874
2.75%, 06/15/20 (Call 05/15/20)	1,099	1,089,412
2.95%, 07/01/23 (Call 05/01/23)	1,000	966,959
Virginia Electric & Power Co.,
Series C,
2.75%, 03/15/23 (Call 12/15/22)(a)	1,095	1,058,955
Xcel Energy Inc.,
4.70%, 05/15/20 (Call 11/15/19)	667	679,843

		32,529,135
ELECTRONICS — 0.5%
Amphenol Corp.,
2.55%, 01/30/19 (Call 12/30/18)	950	947,872
Flex Ltd.,
5.00%, 02/15/23(a)	1,250	1,287,712
Honeywell International Inc.
1.40%, 10/30/19(a)	1,332	1,309,053
1.80%, 10/30/19	503	497,005
1.85%, 11/01/21 (Call 10/01/21)(a)	2,310	2,214,358

		6,256,000
ENVIRONMENTAL CONTROL — 0.2%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	110	104,538
5.00%, 03/01/20	150	154,187
5.50%, 09/15/19	1,139	1,169,954
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	40	39,208
4.75%, 06/30/20	488	503,060

		1,970,947
FOOD — 1.5%
Campbell Soup Co.,
3.65%, 03/15/23 (Call 02/15/23)(a)	1,040	1,017,878

Security	Par (000)	Value
General Mills Inc.
2.20%, 10/21/19	$740	$731,739
2.60%, 10/12/22 (Call 09/12/22)	258	248,112
3.15%, 12/15/21 (Call 09/15/21)	590	582,707
3.70%, 10/17/23 (Call 09/17/23)	75	74,645
5.65%, 02/15/19(a)	693	702,388
Hershey Co. (The),
3.38%, 05/15/23 (Call 04/15/23)	740	741,008
JM Smucker Co. (The),
3.50%, 10/15/21(a)	520	519,416
Kellogg Co.
4.00%, 12/15/20(a)	638	649,048
4.15%, 11/15/19	50	50,657
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,242	2,224,510
3.50%, 06/06/22(a)	620	616,033
3.50%, 07/15/22 (Call 05/15/22)	370	367,341
4.00%, 06/15/23 (Call 05/15/23)	1,354	1,359,064
5.38%, 02/10/20	1,240	1,282,084
6.13%, 08/23/18	562	563,146
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	325	324,025
2.95%, 11/01/21 (Call 10/01/21)	500	490,924
3.30%, 01/15/21 (Call 12/15/20)	1,463	1,458,051
3.40%, 04/15/22 (Call 01/15/22)	28	27,775
Mondelez International Inc.,
3.63%, 05/07/23 (Call 04/07/23)	1,350	1,341,473
Sysco Corp.
1.90%, 04/01/19	202	200,604
2.50%, 07/15/21 (Call 06/15/21)	623	608,152
2.60%, 10/01/20 (Call 09/01/20)	1,476	1,456,378
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	1,636	1,629,720
4.50%, 06/15/22 (Call 03/15/22)(a)	274	282,586

		19,549,464
FOREST PRODUCTS & PAPER — 0.0%
International Paper Co.,
4.75%, 02/15/22 (Call 11/15/21)	175	181,395

GAS — 0.1%
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20 (Call 10/15/20)	600	592,310
NiSource Inc.,
2.65%, 11/17/22 (Call 10/17/22)	111	106,480

		698,790
HAND & MACHINE TOOLS — 0.0%
Stanley Black & Decker Inc.,
2.45%, 11/17/18	65	65,032

HEALTH CARE — PRODUCTS — 1.7%
Abbott Laboratories
2.00%, 03/15/20	309	304,326
2.35%, 11/22/19	222	220,586
2.90%, 11/30/21 (Call 10/30/21)	4,149	4,090,097
4.13%, 05/27/20	325	330,528
Becton Dickinson and Co.
2.68%, 12/15/19	2,990	2,969,825
2.89%, 06/06/22 (Call 05/06/22)(a)	2,338	2,268,968
Boston Scientific Corp.,
2.85%, 05/15/20	305	302,925
Medtronic Global Holdings SCA,
1.70%, 03/28/19	775	770,854
Medtronic Inc.
2.50%, 03/15/20	2,053	2,037,600
3.15%, 03/15/22	2,460	2,452,567
4.13%, 03/15/21 (Call 12/15/20)(a)	561	572,113

18

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Stryker Corp.
2.00%, 03/08/19	$467	$464,434
2.63%, 03/15/21 (Call 02/15/21)(a)	905	889,115
4.38%, 01/15/20	117	119,042
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	700	679,315
3.15%, 01/15/23 (Call 10/15/22)	750	733,239
3.30%, 02/15/22	325	322,234
3.60%, 08/15/21 (Call 05/15/21)	1,136	1,141,533
4.50%, 03/01/21	500	514,090
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,525	1,508,778
3.15%, 04/01/22 (Call 02/01/22)	65	63,818

		22,755,987
HEALTH CARE — SERVICES — 1.4%
Aetna Inc.,
2.75%, 11/15/22 (Call 08/15/22)	2,085	2,001,742
Anthem Inc.
2.25%, 08/15/19	895	889,587
2.95%, 12/01/22 (Call 11/01/22)	1,550	1,509,123
3.30%, 01/15/23	800	786,903
3.70%, 08/15/21 (Call 05/15/21)(a)	810	816,510
4.35%, 08/15/20	880	899,129
Coventry Health Care Inc.,
5.45%, 06/15/21 (Call 03/15/21)	435	455,674
Humana Inc.,
3.15%, 12/01/22 (Call 09/01/22)	1,015	992,023
Laboratory Corp. of America Holdings,
2.63%, 02/01/20	100	99,106
UnitedHealth Group Inc.
1.63%, 03/15/19(a)	1,509	1,497,682
1.70%, 02/15/19	645	641,067
2.13%, 03/15/21(a)	1,333	1,298,046
2.30%, 12/15/19	464	460,116
2.38%, 10/15/22	860	826,319
2.70%, 07/15/20	1,122	1,114,767
2.88%, 03/15/22 (Call 12/15/21)	1,114	1,096,784
2.88%, 03/15/23	813	792,907
3.50%, 06/15/23	1,575	1,579,646

		17,757,131
HOLDING COMPANIES — DIVERSIFIED — 0.0%
Ares Capital Corp.,
3.50%, 02/10/23 (Call 01/10/23)(a)	490	468,484

HOME BUILDERS — 0.0%
DR Horton Inc.,
3.75%, 03/01/19 (Call 12/01/18)(a)	648	649,269

HOUSEWARES — 0.2%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	807	795,045
3.85%, 04/01/23 (Call 02/01/23)	1,225	1,202,576

		1,997,621
INSURANCE — 1.5%
Aflac Inc.
2.40%, 03/16/20	28	27,733
3.63%, 06/15/23	500	499,679
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,552	1,544,831
3.30%, 03/01/21 (Call 02/01/21)	1,435	1,431,442
4.88%, 06/01/22	271	283,025
6.40%, 12/15/20	280	299,043
AXA Equitable Holdings Inc.,
3.90%, 04/20/23 (Call 03/20/23)(b)	628	623,762

Security	Par (000)	Value
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	$931	$918,792
1.70%, 03/15/19(a)	1,113	1,109,047
4.25%, 01/15/21	821	845,165
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	1,302	1,279,165
2.75%, 03/15/23 (Call 01/15/23)(a)	2,325	2,270,131
3.40%, 01/31/22(a)	450	454,592
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	475	466,620
2.88%, 11/03/22 (Call 09/03/22)	1,050	1,028,230
Hartford Financial Services Group Inc. (The),
5.13%, 04/15/22	1,176	1,238,785
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	794	782,747
2.75%, 01/30/22 (Call 12/30/21)	170	165,699
4.80%, 07/15/21 (Call 04/15/21)	80	82,782
MetLife Inc.,
4.75%, 02/08/21	432	447,311
Prudential Financial Inc.
5.38%, 06/21/20	420	436,255
7.38%, 06/15/19(a)	548	568,379
Travelers Companies Inc. (The),
3.90%, 11/01/20	2,180	2,211,282

		19,014,497
INTERNET — 0.8%
Alphabet Inc.,
3.63%, 05/19/21(a)	1,064	1,084,138
Amazon.com Inc.
1.90%, 08/21/20	1,368	1,340,836
2.40%, 02/22/23 (Call 01/22/23)	1,553	1,494,376
2.60%, 12/05/19 (Call 11/05/19)	1,554	1,552,932
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)(a)	1,390	1,382,219
2.60%, 07/15/22 (Call 04/15/22)(a)	1,565	1,508,117
2.75%, 01/30/23 (Call 12/30/22)	350	335,957
2.88%, 08/01/21 (Call 06/01/21)(a)	1,471	1,448,832

		10,147,407
IRON & STEEL — 0.2%
ArcelorMittal
5.75%, 03/01/21	500	520,300
6.25%, 02/25/22	1,550	1,662,561

		2,182,861
LODGING — 0.1%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,536	1,474,245
3.00%, 03/01/19 (Call 12/01/18)	270	269,813

		1,744,058
MACHINERY — 1.6%
ABB Finance USA Inc.,
2.88%, 05/08/22(a)	742	727,720
Caterpillar Financial Services Corp.
1.35%, 05/18/19	1,402	1,387,782
1.80%, 11/13/18	85	84,763
2.00%, 11/29/19	217	214,475
2.00%, 03/05/20	1,744	1,718,577
2.10%, 06/09/19	881	876,617
2.25%, 12/01/19	440	436,266
2.40%, 06/06/22	1,100	1,062,814
2.55%, 11/29/22	429	413,969
7.15%, 02/15/19	528	540,998
Caterpillar Inc.,
3.90%, 05/27/21	1,600	1,631,206
CNH Industrial Capital LLC,
4.88%, 04/01/21	1,180	1,207,211

19

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$1,155	$1,127,978
4.38%, 10/16/19(a)	360	366,175
John Deere Capital Corp.
1.25%, 10/09/19	557	546,268
1.95%, 12/13/18	470	468,559
1.95%, 01/08/19	535	533,121
2.05%, 03/10/20	275	270,775
2.15%, 09/08/22	988	941,409
2.25%, 04/17/19	1,625	1,618,366
2.38%, 07/14/20	258	254,457
2.55%, 01/08/21	616	607,313
2.75%, 03/15/22	136	134,242
2.80%, 03/06/23(a)	710	691,084
3.15%, 10/15/21	400	398,676
5.75%, 09/10/18	475	476,414
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	345	337,282
3.00%, 12/15/20 (Call 11/15/20)	798	790,889
6.25%, 09/01/19	645	666,121

		20,531,527
MANUFACTURING — 1.0%
3M Co.
1.63%, 06/15/19(a)	280	277,407
2.00%, 06/26/22	715	688,527
2.25%, 03/15/23 (Call 02/15/23)	525	503,484
Eaton Corp.,
2.75%, 11/02/22	870	844,087
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)(a)	1,431	1,415,408
2.70%, 10/09/22(a)	1,318	1,277,193
3.10%, 01/09/23	1,755	1,717,903
4.38%, 09/16/20	919	940,822
4.63%, 01/07/21(a)	1,785	1,836,191
4.65%, 10/17/21	1,080	1,122,024
5.50%, 01/08/20	794	819,912
6.00%, 08/07/19	585	603,040
Illinois Tool Works Inc.
1.95%, 03/01/19	379	377,103
6.25%, 04/01/19	342	350,607

		12,773,708
MEDIA — 2.6%
21st Century Fox America Inc.
4.50%, 02/15/21	965	989,994
6.90%, 03/01/19(a)	174	178,070
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)(a)	484	479,932
3.38%, 03/01/22 (Call 12/01/21)	702	691,333
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,642	1,643,475
4.46%, 07/23/22 (Call 05/23/22)(a)	2,399	2,439,160
Comcast Cable Communications Holdings Inc.,
9.46%, 11/15/22	786	961,190
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	405	380,863
2.75%, 03/01/23 (Call 02/01/23)(a)	800	774,409
2.85%, 01/15/23	1,760	1,707,156
3.13%, 07/15/22	740	728,798

Security	Par (000)	Value
5.15%, 03/01/20	$1,575	$1,625,767
5.70%, 07/01/19	618	634,412
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(b)	420	415,475
2.95%, 03/20/23 (Call 02/20/23)(a)	730	700,528
4.38%, 06/15/21(a)	500	511,880
5.05%, 06/01/20	200	206,218
NBCUniversal Media LLC
4.38%, 04/01/21	399	409,481
5.15%, 04/30/20	1,655	1,710,338
RELX Capital Inc.,
3.50%, 03/16/23 (Call 02/16/23)	500	495,480
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	700	702,301
4.13%, 02/15/21 (Call 11/15/20)	1,507	1,517,227
5.00%, 02/01/20	1,254	1,280,329
8.25%, 04/01/19	1,010	1,043,473
8.75%, 02/14/19	519	534,275
Viacom Inc.,
3.88%, 12/15/21	500	500,695
Walt Disney Co. (The)
0.88%, 07/12/19(a)	340	334,440
1.85%, 05/30/19(a)	843	836,507
2.30%, 02/12/21	890	871,799
2.35%, 12/01/22	1,155	1,112,599
2.45%, 03/04/22(a)	2,400	2,332,907
5.50%, 03/15/19(a)	244	247,868
Warner Media LLC
2.10%, 06/01/19	915	910,481
3.40%, 06/15/22	270	266,687
4.70%, 01/15/21(a)	305	313,201
4.75%, 03/29/21	1,950	2,007,057
4.88%, 03/15/20	1,011	1,035,419

		33,531,224
METAL FABRICATE & HARDWARE — 0.0%
Precision Castparts Corp.,
2.25%, 06/15/20 (Call 05/15/20)	636	626,687

MINING — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,075	1,057,992
6.50%, 04/01/19	140	143,335
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	909	901,764
5.13%, 10/01/19	242	246,787

		2,349,878
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	558	532,586
4.50%, 05/15/21	812	818,696

		1,351,282
OIL & GAS — 5.1%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	1,645	1,694,033
8.70%, 03/15/19	595	615,744
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	490	465,811
3.25%, 04/15/22 (Call 01/15/22)	475	468,669
BP Capital Markets PLC
1.68%, 05/03/19	26	25,828
2.24%, 09/26/18	365	364,976
2.24%, 05/10/19	1,305	1,302,021

20

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.32%, 02/13/20	$815	$806,785
2.50%, 11/06/22	653	629,029
2.52%, 01/15/20	1,085	1,077,601
2.52%, 09/19/22 (Call 08/19/22)	895	864,589
3.25%, 05/06/22(a)	802	798,275
3.56%, 11/01/21	2,595	2,616,740
4.50%, 10/01/20	2,875	2,953,502
4.74%, 03/11/21(a)	380	394,685
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,000	965,218
3.45%, 11/15/21 (Call 08/15/21)	45	44,917
Cenovus Energy Inc.,
3.00%, 08/15/22 (Call 05/15/22)	30	28,685
Chevron Corp.
1.56%, 05/16/19	1,315	1,304,500
1.79%, 11/16/18(a)	411	410,279
1.96%, 03/03/20 (Call 02/03/20)	1,413	1,395,148
2.10%, 05/16/21 (Call 04/15/21)	1,225	1,196,434
2.36%, 12/05/22 (Call 09/05/22)	1,617	1,556,227
2.41%, 03/03/22 (Call 01/03/22)	450	439,528
2.42%, 11/17/20 (Call 10/17/20)	550	543,709
2.43%, 06/24/20 (Call 05/24/20)(a)	125	123,908
2.50%, 03/03/22 (Call 02/03/22)	1,100	1,077,042
2.57%, 05/16/23 (Call 03/16/23)	1,000	966,249
3.19%, 06/24/23 (Call 03/24/23)(a)	1,750	1,739,613
4.95%, 03/03/19(a)	426	431,318
Devon Energy Corp.,
3.25%, 05/15/22 (Call 02/15/22)	695	682,663
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	220	221,480
6.50%, 05/15/19	453	463,956
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	660	652,458
2.63%, 03/15/23 (Call 12/15/22)	455	437,152
4.10%, 02/01/21(a)	785	800,275
5.63%, 06/01/19	392	399,927
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	1,280	1,231,790
4.88%, 11/15/21	2,140	2,206,793
8.13%, 06/01/19	28	29,168
Equinor ASA
2.25%, 11/08/19	485	481,007
2.45%, 01/17/23(a)	255	244,837
2.75%, 11/10/21	50	49,258
2.90%, 11/08/20	555	549,980
3.15%, 01/23/22	580	578,578
Exxon Mobil Corp.
1.71%, 03/01/19(a)	785	781,910
1.82%, 03/15/19 (Call 02/15/19)(a)	1,049	1,043,406
1.91%, 03/06/20 (Call 02/06/20)	745	734,966
2.22%, 03/01/21 (Call 02/01/21)	3,854	3,780,499
2.73%, 03/01/23 (Call 01/01/23)	125	122,501
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	807	795,347
2.80%, 11/01/22 (Call 08/01/22)	25	24,028
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	858	858,124
5.13%, 03/01/21	219	227,712
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	718	696,535
3.13%, 02/15/22 (Call 11/15/21)	243	241,549
Series 1,
4.10%, 02/01/21 (Call 11/01/20)	1,415	1,443,727

Security	Par (000)	Value
Phillips 66,
4.30%, 04/01/22	$850	$874,079
Pioneer Natural Resources Co.,
3.95%, 07/15/22 (Call 04/15/22)	238	240,654
Shell International Finance BV
1.38%, 05/10/19	750	742,710
1.63%, 11/10/18	112	111,775
1.88%, 05/10/21	1,155	1,119,208
1.90%, 08/10/18	852	851,862
2.00%, 11/15/18	400	399,169
2.13%, 05/11/20	1,757	1,734,753
2.25%, 11/10/20	1,317	1,294,129
2.25%, 01/06/23	1,000	956,932
2.38%, 08/21/22	641	620,476
4.30%, 09/22/19	3,079	3,130,010
4.38%, 03/25/20	775	792,797
Total Capital International SA
2.10%, 06/19/19(a)	530	527,599
2.13%, 01/10/19	925	922,365
2.70%, 01/25/23	400	388,966
2.75%, 06/19/21	950	941,247
Total Capital SA
2.13%, 08/10/18(a)	725	724,998
4.45%, 06/24/20	1,575	1,615,958
Valero Energy Corp.,
6.13%, 02/01/20	865	900,772

		65,971,148
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	1,040	1,007,753
National Oilwell Varco Inc.,
2.60%, 12/01/22 (Call 09/01/22)	945	903,386

		1,911,139
PHARMACEUTICALS — 5.2%
AbbVie Inc.
2.00%, 11/06/18(a)	926	923,582
2.30%, 05/14/21 (Call 04/14/21)(a)	2,245	2,185,857
2.50%, 05/14/20 (Call 04/14/20)	1,995	1,971,575
2.85%, 05/14/23 (Call 03/14/23)	1,500	1,444,243
2.90%, 11/06/22	2,011	1,960,102
Allergan Finance LLC,
3.25%, 10/01/22 (Call 07/01/22)	1,134	1,106,036
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	3,181	3,167,762
3.45%, 03/15/22 (Call 01/15/22)(a)	1,587	1,568,866
AstraZeneca PLC
1.75%, 11/16/18	89	88,670
1.95%, 09/18/19	2,868	2,836,028
2.38%, 11/16/20	736	722,479
2.38%, 06/12/22 (Call 05/12/22)	150	144,236
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,337	1,327,964
1.75%, 03/01/19	58	57,649
2.00%, 08/01/22	48	45,584
Cardinal Health Inc.
1.95%, 06/14/19	353	350,514
2.62%, 06/15/22 (Call 05/15/22)	1,545	1,474,772
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,664	2,571,569
2.25%, 12/05/18 (Call 11/05/18)	540	538,842
2.25%, 08/12/19 (Call 07/12/19)	1,280	1,272,035
2.80%, 07/20/20 (Call 06/20/20)	2,019	2,000,111
3.35%, 03/09/21(a)	1,110	1,108,655

21

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.50%, 07/20/22 (Call 05/20/22)(a)	$520	$516,734
3.70%, 03/09/23 (Call 02/09/23)	4,809	4,784,778
4.13%, 05/15/21 (Call 02/15/21)	695	706,314
Eli Lilly & Co.,
1.95%, 03/15/19(a)	360	358,998
Express Scripts Holding Co.
2.25%, 06/15/19(a)	342	340,091
2.60%, 11/30/20(a)	523	511,854
3.05%, 11/30/22 (Call 10/30/22)	310	301,017
3.30%, 02/25/21 (Call 01/25/21)	275	273,278
3.90%, 02/15/22	538	539,426
4.75%, 11/15/21	1,950	2,010,048
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	800	779,582
3.13%, 05/14/21	500	499,908
3.38%, 05/15/23	500	498,051
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	926	910,255
Johnson & Johnson
1.13%, 03/01/19	86	85,228
1.65%, 03/01/21 (Call 02/01/21)	1,330	1,287,533
1.88%, 12/05/19	78	77,104
2.25%, 03/03/22 (Call 02/03/22)	200	195,005
McKesson Corp.,
2.28%, 03/15/19	960	956,244
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	70	71,597
Merck & Co. Inc.
1.85%, 02/10/20	1,073	1,057,304
2.35%, 02/10/22	804	782,345
2.80%, 05/18/23(a)	1,185	1,159,622
Merck Sharp & Dohme Corp.,
5.00%, 06/30/19	1,775	1,813,866
Mylan NV
2.50%, 06/07/19	33	32,881
3.15%, 06/15/21 (Call 05/15/21)	1,445	1,430,750
3.75%, 12/15/20 (Call 11/15/20)	185	185,756
Novartis Capital Corp.
1.80%, 02/14/20	981	964,446
2.40%, 05/17/22 (Call 04/17/22)	230	222,922
2.40%, 09/21/22	1,110	1,072,310
4.40%, 04/24/20(a)	517	529,713
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	1,341	1,356,378
Pfizer Inc.
1.45%, 06/03/19(a)	800	792,867
1.70%, 12/15/19	463	456,101
1.95%, 06/03/21(a)	655	637,448
2.10%, 05/15/19(a)	893	891,007
2.20%, 12/15/21(a)	1,625	1,579,935
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,000	2,001,468
4.00%, 03/29/21	1,219	1,247,446
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,740	2,702,020
2.40%, 09/23/21 (Call 08/23/21)	2,200	2,119,038
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	270	264,943
3.45%, 11/13/20 (Call 10/13/20)	200	200,350

		68,071,092
PIPELINES — 2.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.50%, 10/15/19 (Call 09/15/19)	75	76,598
Columbia Pipeline Group Inc.,
3.30%, 06/01/20 (Call 05/01/20)	350	348,381

Security	Par (000)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$160	$161,690
4.38%, 10/15/20 (Call 09/15/20)	737	749,361
5.20%, 03/15/20	65	66,755
9.88%, 03/01/19	258	267,916
Enbridge Inc.,
2.90%, 07/15/22 (Call 06/15/22)	415	401,831
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	761	745,579
4.15%, 10/01/20 (Call 08/01/20)	1,240	1,254,096
4.65%, 06/01/21 (Call 03/01/21)	695	710,860
5.20%, 02/01/22 (Call 11/01/21)	904	940,485
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	995	989,074
2.80%, 02/15/21	610	603,477
2.85%, 04/15/21 (Call 03/15/21)	570	562,692
3.35%, 03/15/23 (Call 12/15/22)	295	290,904
5.20%, 09/01/20	790	820,695
5.25%, 01/31/20	500	515,175
6.50%, 01/31/19	129	131,251
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,055	1,052,501
3.50%, 03/01/21 (Call 01/01/21)	755	755,283
3.95%, 09/01/22 (Call 06/01/22)	876	878,995
5.30%, 09/15/20	175	181,518
6.50%, 04/01/20	150	157,412
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,561	1,560,719
3.15%, 01/15/23 (Call 12/15/22)	1,490	1,446,313
Magellan Midstream Partners LP
4.25%, 02/01/21	136	138,281
6.55%, 07/15/19	238	246,210
MPLX LP,
3.38%, 03/15/23 (Call 02/15/23)	794	778,192
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,693	1,667,525
8.63%, 03/01/19	635	655,405
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,132	1,119,869
3.65%, 06/01/22 (Call 03/01/22)	430	422,954
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)(a)	1,060	1,108,336
5.63%, 04/15/23 (Call 01/15/23)	1,000	1,066,303
6.25%, 03/15/22 (Call 12/15/21)	1,150	1,239,829
Sunoco Logistics Partners Operations LP,
4.40%, 04/01/21 (Call 03/01/21)	100	101,575
TransCanada PipeLines Ltd.
2.50%, 08/01/22	165	158,450
3.80%, 10/01/20	275	278,236
7.13%, 01/15/19	425	432,895
Western Gas Partners LP,
5.38%, 06/01/21 (Call 03/01/21)	80	82,757
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	679	666,077
3.60%, 03/15/22 (Call 01/15/22)	516	513,774
5.25%, 03/15/20	1,624	1,671,771

		28,018,000
REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	2,430	2,404,122
3.40%, 02/15/19	832	834,440
3.50%, 01/31/23	1,550	1,523,224
4.70%, 03/15/22(a)	970	998,850

22

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	$322	$323,315
4.13%, 05/15/21 (Call 02/15/21)(a)	1,235	1,259,558
5.88%, 10/15/19 (Call 07/15/19)	1,713	1,756,726
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	1,175	1,165,465
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,450	1,389,655
3.40%, 02/15/21 (Call 01/15/21)	935	933,005
5.25%, 01/15/23	1,040	1,090,633
ERP Operating LP,
4.63%, 12/15/21 (Call 09/15/21)	660	682,632
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	247,075
4.00%, 12/01/22 (Call 10/01/22)	363	363,037
Public Storage,
2.37%, 09/15/22 (Call 08/15/22)	658	631,520
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)(a)	250	249,434
2.63%, 06/15/22 (Call 03/15/22)	1,250	1,212,300
3.38%, 03/15/22 (Call 12/15/21)(a)	1,830	1,826,819
4.13%, 12/01/21 (Call 09/01/21)	747	762,095
4.38%, 03/01/21 (Call 12/01/20)	240	246,038
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	527	521,544
3.25%, 08/15/22 (Call 05/15/22)	500	489,247
VEREIT Operating Partnership LP,
3.00%, 02/06/19 (Call 01/06/19)	391	390,618
Welltower Inc.,
4.13%, 04/01/19 (Call 01/01/19)	485	487,497
Weyerhaeuser Co.,
7.38%, 10/01/19	150	156,796

		21,945,645
RETAIL — 2.4%
Best Buy Co. Inc.
5.00%, 08/01/18	230	230,000
5.50%, 03/15/21 (Call 12/15/20)(a)	973	1,014,285
Costco Wholesale Corp.
1.70%, 12/15/19	1,454	1,432,300
2.30%, 05/18/22 (Call 04/18/22)	1,235	1,194,972
Dollar General Corp.,
3.25%, 04/15/23 (Call 01/15/23)	1,375	1,346,638
Gap Inc. (The),
5.95%, 04/12/21 (Call 01/12/21)	525	547,969
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)(a)	1,180	1,172,832
2.00%, 04/01/21 (Call 03/01/21)	1,731	1,687,254
2.25%, 09/10/18 (Call 08/31/18)	387	387,078
2.63%, 06/01/22 (Call 05/01/22)	610	600,935
2.70%, 04/01/23 (Call 01/01/23)(a)	500	489,209
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	555	551,687
4.63%, 04/15/20 (Call 10/15/19)	165	168,346
Macy’s Retail Holdings Inc.,
2.88%, 02/15/23 (Call 11/15/22)(a)	411	386,617
McDonald’s Corp.
2.10%, 12/07/18	772	770,108
2.75%, 12/09/20 (Call 11/09/20)(a)	1,585	1,572,757
Nordstrom Inc.,
4.75%, 05/01/20	280	287,605
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	566	550,200
2.20%, 11/22/20	345	337,268
2.70%, 06/15/22 (Call 04/15/22)	275	267,499
3.10%, 03/01/23 (Call 02/01/23)	1,878	1,840,530

Security	Par (000)	Value
Target Corp.
2.30%, 06/26/19(a)	$1,285	$1,281,037
2.90%, 01/15/22	520	517,017
3.88%, 07/15/20	354	360,036
Walgreen Co.,
3.10%, 09/15/22	500	489,142
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	506	503,883
3.30%, 11/18/21 (Call 09/18/21)	1,725	1,716,247
Walmart Inc.
1.75%, 10/09/19(a)	3,180	3,143,942
1.90%, 12/15/20(a)	1,575	1,539,329
2.35%, 12/15/22 (Call 11/15/22)	256	247,090
2.55%, 04/11/23 (Call 01/11/23)	903	873,217
3.13%, 06/23/21(a)	1,445	1,447,505
3.40%, 06/26/23 (Call 05/26/23)	2,410	2,422,069
3.63%, 07/08/20	510	517,336

		31,893,939
SEMICONDUCTORS — 1.6%
Altera Corp.,
2.50%, 11/15/18	80	79,909
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	210	207,766
4.30%, 06/15/21	423	435,621
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	1,277	1,233,206
2.38%, 01/15/20	1,939	1,913,320
2.65%, 01/15/23 (Call 12/15/22)	579	543,755
3.00%, 01/15/22 (Call 12/15/21)(a)	1,492	1,451,927
Intel Corp.
1.85%, 05/11/20(a)	75	73,684
2.35%, 05/11/22 (Call 04/11/22)	2,630	2,553,576
2.45%, 07/29/20	1,669	1,655,091
2.70%, 12/15/22(a)	1,585	1,550,002
3.30%, 10/01/21	1,113	1,120,718
KLA-Tencor Corp.,
4.13%, 11/01/21 (Call 09/01/21)	50	50,729
Lam Research Corp.,
2.80%, 06/15/21 (Call 05/15/21)	610	600,040
Maxim Integrated Products Inc.,
2.50%, 11/15/18	95	94,944
NVIDIA Corp.,
2.20%, 09/16/21 (Call 08/16/21)	1,840	1,784,315
QUALCOMM Inc.
2.25%, 05/20/20	750	739,828
2.60%, 01/30/23 (Call 12/30/22)(a)	2,465	2,353,072
3.00%, 05/20/22(a)	675	662,139
Texas Instruments Inc.
1.65%, 08/03/19	681	673,949
2.75%, 03/12/21 (Call 02/12/21)(a)	359	356,940
Xilinx Inc.
2.13%, 03/15/19	446	444,393
3.00%, 03/15/21(a)	445	440,332

		21,019,256
SOFTWARE — 2.7%
Adobe Systems Inc.,
4.75%, 02/01/20	2,125	2,181,306
CA Inc.,
3.60%, 08/15/22 (Call 07/15/22)	285	281,082
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	2,207	2,123,482
3.63%, 10/15/20 (Call 09/15/20)	892	896,411
Fiserv Inc.,
2.70%, 06/01/20 (Call 05/01/20)	600	593,730
Microsoft Corp.
1.10%, 08/08/19(a)	3,390	3,341,558
1.30%, 11/03/18(a)	1,115	1,112,588
1.55%, 08/08/21 (Call 07/08/21)(a)	1,555	1,492,716

23

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.63%, 12/06/18(a)	$250	$249,163
1.85%, 02/06/20	566	558,646
1.85%, 02/12/20 (Call 01/12/20)	1,000	986,635
2.00%, 11/03/20 (Call 10/03/20)	1,554	1,525,315
2.38%, 02/12/22 (Call 01/12/22)	1,591	1,553,463
2.38%, 05/01/23 (Call 02/01/23)	1,000	964,335
2.40%, 02/06/22 (Call 01/06/22)	1,375	1,345,264
2.65%, 11/03/22 (Call 09/03/22)	763	749,721
4.20%, 06/01/19(a)	376	381,261
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	2,608	2,517,887
2.25%, 10/08/19	1,491	1,483,897
2.38%, 01/15/19(a)	1,386	1,384,255
2.50%, 05/15/22 (Call 03/15/22)	2,675	2,606,035
2.50%, 10/15/22	684	663,162
2.63%, 02/15/23 (Call 01/15/23)	525	509,861
2.80%, 07/08/21	2,036	2,026,147
3.88%, 07/15/20	325	330,787
5.00%, 07/08/19(a)	559	571,425
salesforce.com Inc.,
3.25%, 04/11/23 (Call 03/11/23)	535	533,258
VMware Inc.
2.30%, 08/21/20	687	672,034
2.95%, 08/21/22 (Call 07/21/22)	1,195	1,154,156

		34,789,580
TELECOMMUNICATIONS — 3.5%
AT&T Inc.
2.30%, 03/11/19(a)	875	871,121
2.38%, 11/27/18(a)	663	662,571
2.45%, 06/30/20 (Call 05/30/20)	2,050	2,021,185
2.63%, 12/01/22 (Call 09/01/22)	173	165,051
2.80%, 02/17/21 (Call 01/17/21)(a)	845	832,026
3.00%, 02/15/22	2,905	2,840,853
3.00%, 06/30/22 (Call 04/30/22)	465	452,960
3.20%, 03/01/22 (Call 02/01/22)	625	614,770
3.60%, 02/17/23 (Call 12/17/22)(a)	1,200	1,189,909
3.80%, 03/15/22	1,668	1,673,112
3.88%, 08/15/21	445	448,711
4.60%, 02/15/21 (Call 11/15/20)	871	893,230
5.20%, 03/15/20	1,800	1,856,490
5.80%, 02/15/19	495	502,831
5.88%, 10/01/19	1,075	1,109,351
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,250	1,206,625
2.13%, 03/01/19	1,001	995,375
2.20%, 02/28/21	2,884	2,829,182
2.45%, 06/15/20	1,036	1,027,463
3.00%, 06/15/22	65	64,617
4.45%, 01/15/20	3,116	3,187,908
4.95%, 02/15/19(a)	1,891	1,914,148
Deutsche Telekom International Finance BV,
6.00%, 07/08/19	1,025	1,054,463
Motorola Solutions Inc.,
3.75%, 05/15/22	1,393	1,372,576
Orange SA
1.63%, 11/03/19	936	919,912
2.75%, 02/06/19	2,264	2,262,587
5.38%, 07/08/19	350	358,193
Telefonica Emisiones SAU
4.57%, 04/27/23	1,000	1,030,871
5.13%, 04/27/20	3,242	3,339,320

Security	Par/ Shares (000)	Value
5.46%, 02/16/21	$466	$487,756
5.88%, 07/15/19	357	366,839
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	500	478,721
2.63%, 02/21/20	685	681,760
2.95%, 03/15/22(a)	1,658	1,628,669
3.13%, 03/16/22(a)	1,590	1,572,442
3.50%, 11/01/21(a)	1,082	1,087,572
Vodafone Group PLC
2.50%, 09/26/22	846	809,276
2.95%, 02/19/23(a)	650	627,003

		45,437,449
TEXTILES — 0.0%
Cintas Corp. No. 2,
2.90%, 04/01/22 (Call 03/01/22)	601	587,646

TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	633	621,443
3.05%, 09/01/22 (Call 06/01/22)	295	290,948
4.70%, 10/01/19	1,590	1,622,278
Canadian National Railway Co.,
5.55%, 03/01/19	300	304,756
CSX Corp.,
3.70%, 10/30/20 (Call 07/30/20)	385	390,452
FedEx Corp.
2.63%, 08/01/22(a)	120	116,539
8.00%, 01/15/19	320	327,496
Norfolk Southern Corp.,
3.00%, 04/01/22 (Call 01/01/22)	414	408,033
Union Pacific Corp.
3.20%, 06/08/21(a)	345	344,656
3.50%, 06/08/23 (Call 05/08/23)	1,445	1,445,342
4.16%, 07/15/22 (Call 04/15/22)	1,035	1,067,081
United Parcel Service Inc.
2.45%, 10/01/22	1,196	1,156,122
2.50%, 04/01/23 (Call 03/01/23)	1,575	1,519,706
5.13%, 04/01/19	1,157	1,176,250

		10,791,102

TOTAL CORPORATE BONDS & NOTES — 98.8%
(Cost: $1,298,398,040)		1,285,843,691

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(g)(h)	90,463	90,490,437
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(g)	12,192	12,191,513

		102,681,950

TOTAL SHORT-TERM INVESTMENTS — 7.9%
(Cost: $102,667,568)		102,681,950

TOTAL INVESTMENTS IN SECURITIES — 106.7%
(Cost: $1,401,065,608)		1,388,525,641
Other Assets, Less Liabilities — (6.7)%		(86,957,506)

NET ASSETS — 100.0%		$1,301,568,135

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

24

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,113	67,350	(a)	—	90,463	$90,490,437	$109,386	(b)	$(4,374)	$13,845
BlackRock Cash Funds: Treasury, SL Agency Shares	4,353	7,839	(a)	—	12,192	12,191,513	64,447		—	—
PNC Bank N.A.
1.50%, 06/01/18	250	—		(250)	—	—	869		1	39
1.60%, 06/01/18	800	150		(950)	—	—	7,013		—	522
1.70%, 12/07/18	550	100		—	650	648,049	7,384		—	(1,140)
1.80%, 11/05/18	900	—		—	900	898,213	11,695		—	(1,680)
1.95%, 03/04/19	850	50		—	900	895,998	11,433		—	(4,476)
2.00%, 05/19/20	—	900		—	900	881,404	7,523		—	(7,202)
2.15%, 04/29/21	250	240		—	490	474,772	4,817		—	(6,798)
2.30%, 06/01/20	400	50		—	450	442,782	6,994		—	(8,367)
2.45%, 11/05/20	250	—		—	250	245,458	4,914		—	(6,864)
2.45%, 07/28/22	750	—		—	750	721,513	13,413		—	(27,165)
2.50%, 01/22/21	—	673		—	673	660,307	2,810		—	(2,447)
2.55%, 12/09/21	250	—		—	250	243,163	4,704		—	(8,504)
2.63%, 02/17/22	600	25		—	625	607,826	11,235		—	(20,787)
2.70%, 11/01/22	—	350		—	350	336,199	5,643		—	(11,739)
2.95%, 01/30/23	—	1,000		—	1,000	967,774	15,477		—	(24,316)
3.50%, 06/08/23	—	1,000		—	1,000	996,817	2,684		—	(5,705)
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	340		—	390	401,359	1,821		—	(1,153)
6.88%, 05/15/19	—	4,186		—	4,186	4,317,414	16,076		—	(1,656)

						$116,420,998	$310,338		$(4,373)	$(125,593)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

25

Schedule of Investments (Unaudited) (Continued)	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,285,843,691	$—	$1,285,843,691
Money Market Funds	102,681,950	—	—	102,681,950

	$102,681,950	$1,285,843,691	$—	$1,388,525,641

26

Schedule of Investments (Unaudited)	iSHARES® 0-5 YEAR TIPS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/19	$144,030	$142,702,118
0.13%, 04/15/20	243,445	239,720,653
0.13%, 04/15/21	157,314	153,902,776
0.13%, 01/15/22	22,395	21,843,049
0.13%, 04/15/22	349,884	340,269,509
0.13%, 07/15/22	146,563	143,166,372
0.13%, 01/15/23	45,085	43,728,133
0.13%, 07/15/24	86,884	83,768,125
0.38%, 07/15/23	92,100	90,558,095
0.63%, 07/15/21	273,039	272,212,701
1.13%, 01/15/21	48,031	48,311,306
1.25%, 07/15/20	196,686	198,777,511
1.38%, 01/15/20	197,637	198,854,983

		1,977,815,331

TOTAL U.S. GOVERNMENT OBLIGATIONS — 99.5%
(Cost: $2,011,736,329)		1,977,815,331

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	4,134	$4,134,497

TOTAL SHORT-TERM INVESTMENTS — 0.2% (Cost: $4,134,497)		4,134,497

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $2,015,870,826)		1,981,949,828
Other Assets, Less Liabilities — 0.3%		5,205,007

NET ASSETS — 100.0%		$1,987,154,835

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	701	3,433	4,134	$4,134,497	$55,749	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,977,815,331	$—	$1,977,815,331
Money Market Funds	4,134,497	—	—	4,134,497

	$4,134,497	$1,977,815,331	$—	$1,981,949,828

27

Schedule of Investments (Unaudited)	iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.0%
Lockheed Martin Corp.,
4.70%, 05/15/46 (Call 11/15/45)	$25	$26,840
Northrop Grumman Corp.,
4.03%, 10/15/47 (Call 04/15/47)	25	23,708
United Technologies Corp.,
4.05%, 05/04/47 (Call 11/04/46)(a)	50	47,204

		97,752
AGRICULTURE — 2.1%
Altria Group Inc.,
3.88%, 09/16/46 (Call 03/16/46)	50	45,015
Archer-Daniels-Midland Co.,
4.54%, 03/26/42	25	25,919
BAT Capital Corp.,
4.39%, 08/15/37 (Call 02/15/37)(b)	50	47,836
Philip Morris International Inc.,
4.38%, 11/15/41(a)	50	48,910
Reynolds American Inc.,
5.85%, 08/15/45 (Call 02/12/45)	25	28,097

		195,777
AUTO MANUFACTURERS — 1.1%
Ford Motor Co.,
5.29%, 12/08/46 (Call 06/08/46)(a)	50	46,557
General Motors Co.,
6.60%, 04/01/36 (Call 10/01/35)	50	54,125

		100,682
BANKS — 12.1%
Bank of America Corp.,
5.00%, 01/21/44	100	107,167
Bank of New York Mellon Corp. (The),
3.30%, 08/23/29 (Call 05/23/29)(a)	25	23,478
Citigroup Inc.
4.75%, 05/18/46	75	73,774
8.13%, 07/15/39	50	72,323
Cooperatieve Rabobank UA,
5.25%, 05/24/41(a)	50	56,858
Fifth Third Bancorp.,
8.25%, 03/01/38	25	34,304
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	25	23,521
4.80%, 07/08/44 (Call 01/08/44)	50	51,561
6.13%, 02/15/33(a)	25	29,119
6.75%, 10/01/37	75	91,031
HSBC Holdings PLC,
6.50%, 09/15/37	100	121,188
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	25	22,862
4.95%, 06/01/45	50	52,561
6.40%, 05/15/38	100	124,832
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)(d)	75	70,501
4.38%, 01/22/47	50	49,450
Wells Fargo & Co.
4.90%, 11/17/45	85	86,928
5.38%, 11/02/43	50	54,547

		1,146,005
BEVERAGES — 3.8%
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	100	102,819
4.90%, 02/01/46 (Call 08/01/45)	100	104,394
Anheuser-Busch InBev Worldwide Inc.,
4.38%, 04/15/38 (Call 10/15/37)	25	24,778
Diageo Capital PLC,
5.88%, 09/30/36	25	30,347
Molson Coors Brewing Co.,
5.00%, 05/01/42	25	25,501
PepsiCo Inc.,
3.45%, 10/06/46 (Call 04/06/46)	75	67,814

		355,653
BIOTECHNOLOGY — 1.9%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	49,150
4.66%, 06/15/51 (Call 12/15/50)	25	25,384
Celgene Corp.,
5.00%, 08/15/45 (Call 02/15/45)	25	25,112

Security	Par (000)	Value
Gilead Sciences Inc.,
4.75%, 03/01/46 (Call 09/01/45)	$75	$79,086

		178,732
BUILDING MATERIALS — 0.3%
Johnson Controls International PLC,
4.50%, 02/15/47 (Call 08/15/46)	25	24,132

Chemicals — 0.8%
Dow Chemical Co. (The),
4.38%, 11/15/42 (Call 05/15/42)	25	23,831
LyondellBasell Industries NV,
4.63%, 02/26/55 (Call 08/26/54)	25	23,383
Sherwin-Williams Co. (The),
4.50%, 06/01/47 (Call 12/01/46)	25	24,483

		71,697
COMMERCIAL SERVICES — 0.3%
Massachusetts Institute of Technology,
4.68%, 07/01/21	25	27,021

COMPUTERS — 2.4%
Apple Inc.
3.85%, 05/04/43	100	96,925
4.65%, 02/23/46 (Call 08/23/45)	50	54,595
Dell International LLC/EMC Corp.,
8.35%, 07/15/46 (Call 01/15/46)(b)	25	30,709
Hewlett Packard Enterprise Co.,
6.35%, 10/15/45 (Call 04/15/45)	25	25,325
International Business Machines Corp.,
4.00%, 06/20/42	25	24,612

		232,166
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	25	22,498
Visa Inc.,
4.30%, 12/14/45 (Call 06/14/45)	50	52,723

		75,221
ELECTRIC — 7.0%
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43 (Call 05/15/43)	50	55,506
Consolidated Edison Co. of New York Inc.,
4.50%, 12/01/45 (Call 06/01/45)	50	51,662
Duke Energy Corp.,
3.75%, 09/01/46 (Call 03/01/46)	100	89,875
Exelon Generation Co. LLC,
6.25%, 10/01/39	50	53,119
FirstEnergy Corp., Series C,
7.38%, 11/15/31	25	32,209
Florida Power & Light Co.,
5.69%, 03/01/40	25	30,426
Georgia Power Co.,
4.30%, 03/15/42	100	100,630
Koninklijke Philips NV,
5.00%, 03/15/42	25	27,760
Pacific Gas & Electric Co.,
4.75%, 02/15/44 (Call 08/15/43)	75	72,810
Sempra Energy,
3.80%, 02/01/38 (Call 08/01/37)	25	22,948
South Carolina Electric & Gas Co.,
4.35%, 02/01/42 (Call 08/01/41)	25	23,952
Southern California Edison Co.,
4.65%, 10/01/43 (Call 04/01/43)	50	52,353
Virginia Electric & Power Co., Series D,
4.65%, 08/15/43 (Call 02/15/43)	50	52,765

		666,015
FOOD — 1.4%
General Mills Inc.,
4.55%, 04/17/38 (Call 10/17/37)	15	14,662
Kraft Heinz Foods Co.,
5.00%, 06/04/42	75	72,636
Kroger Co. (The),
4.45%, 02/01/47 (Call 08/01/46)(a)	25	23,244
Sysco Corp.,
4.85%, 10/01/45 (Call 04/01/45)	25	26,012

		136,554
FOREST PRODUCTS & PAPER — 0.5%
International Paper Co.,
4.80%, 06/15/44 (Call 12/15/43)	50	49,222

GAS — 0.3%
NiSource Inc.,
4.38%, 05/15/47 (Call 11/15/46)	25	24,800

HEALTH CARE — PRODUCTS — 1.5%
Abbott Laboratories,
4.90%, 11/30/46 (Call 05/30/46)	50	54,810

28

Schedule of Investments (Unaudited) (Continued)	iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Becton Dickinson and Co.,
4.67%, 06/06/47 (Call 12/06/46)	$25	$24,909
Medtronic Inc.,
4.63%, 03/15/45	60	65,017

		144,736
HEALTH CARE — SERVICES — 2.5%
Aetna Inc.,
6.63%, 06/15/36	25	30,915
Anthem Inc.,
4.63%, 05/15/42	50	49,038
Cigna Corp.,
3.88%, 10/15/47 (Call 04/15/47)	25	21,630
Kaiser Foundation Hospitals,
4.15%, 05/01/47 (Call 11/01/46)	35	35,158
UnitedHealth Group Inc.
4.20%, 01/15/47 (Call 07/15/46)	75	75,386
4.75%, 07/15/45	25	27,319

		239,446
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kimberly-Clark Corp.,
6.63%, 08/01/37	25	33,185

HOUSEWARES — 0.3%
Newell Brands Inc.,
5.50%, 04/01/46 (Call 10/01/45)	25	24,046

INSURANCE — 3.1%
Allstate Corp. (The),
4.20%, 12/15/46 (Call 06/15/46)	25	24,639
American International Group Inc.,
4.50%, 07/16/44 (Call 01/16/44)	65	61,921
Berkshire Hathaway Finance Corp.,
5.75%, 01/15/40	25	29,994
Chubb INA Holdings Inc.,
4.35%, 11/03/45 (Call 05/03/45)	25	25,658
MetLife Inc.,
5.70%, 06/15/35	50	57,218
Progressive Corp. (The),
4.13%, 04/15/47 (Call 10/15/46)	25	24,318
Prudential Financial Inc.,
3.91%, 12/07/47 (Call 06/07/47)	35	32,251
Travelers Companies Inc. (The),
4.60%, 08/01/43	35	36,813

		292,812
INTERNET — 1.1%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)(a)	50	49,649
4.25%, 08/22/57 (Call 02/22/57)	50	50,549

		100,198
MACHINERY — 0.5%
Caterpillar Inc.,
3.80%, 08/15/42	50	48,083

MANUFACTURING — 2.0%
Eaton Corp.,
4.15%, 11/02/42	25	24,170
General Electric Co.,
5.88%, 01/14/38	100	115,015
Illinois Tool Works Inc.,
4.88%, 09/15/41 (Call 03/15/41)	25	27,755
Parker-Hannifin Corp.,
4.10%, 03/01/47 (Call 09/01/46)(a)	25	24,657

		191,597
MEDIA — 5.4%
21st Century Fox America Inc.,
6.15%, 02/15/41	65	80,642
CBS Corp.,
4.90%, 08/15/44 (Call 02/15/44)	25	24,100
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45 (Call 04/23/45)	75	81,851
Comcast Corp.
4.00%, 08/15/47 (Call 02/15/47)	25	22,875
4.00%, 03/01/48 (Call 09/01/47)(a)	25	22,762
4.00%, 11/01/49 (Call 05/01/49)	39	35,172
4.05%, 11/01/52 (Call 05/01/52)	82	73,240
Discovery Communications LLC,
6.35%, 06/01/40	25	27,652
Time Warner Cable LLC,
7.30%, 07/01/38	50	58,004
Viacom Inc.,
6.88%, 04/30/36	35	39,875
Walt Disney Co. (The),
3.00%, 07/30/46	25	20,338
Warner Media LLC,
4.85%, 07/15/45 (Call 01/15/45)	25	23,495

		510,006

Security	Par (000)	Value
MINING — 1.2%
Barrick North America Finance LLC,
5.75%, 05/01/43(a)	$25	$27,671
BHP Billiton Finance USA Ltd.,
5.00%, 09/30/43	25	28,430
Newmont Mining Corp.,
6.25%, 10/01/39	25	28,991
Rio Tinto Finance USA Ltd.,
5.20%, 11/02/40	25	28,311

		113,403
OIL & GAS — 7.1%
Anadarko Petroleum Corp.,
6.60%, 03/15/46 (Call 09/15/45)	35	43,051
Apache Corp.,
5.10%, 09/01/40 (Call 03/01/40)	50	49,929
BP Capital Markets PLC,
3.72%, 11/28/28 (Call 08/28/28)(a)	25	24,907
Cenovus Energy Inc.,
5.40%, 06/15/47 (Call 12/15/46)(a)	25	25,166
ConocoPhillips Co.,
5.95%, 03/15/46 (Call 09/15/45)	50	63,378
Devon Energy Corp.,
5.00%, 06/15/45 (Call 12/15/44)	40	41,353
Encana Corp.,
6.50%, 08/15/34	25	29,319
Equinor ASA,
3.95%, 05/15/43	25	24,000
Exxon Mobil Corp.,
4.11%, 03/01/46 (Call 09/01/45)(a)	25	25,645
Hess Corp.,
5.80%, 04/01/47 (Call 10/01/46)	35	37,179
Marathon Oil Corp.,
6.60%, 10/01/37	15	17,964
Marathon Petroleum Corp.,
6.50%, 03/01/41 (Call 09/01/40)	25	29,381
Noble Energy Inc.,
5.05%, 11/15/44 (Call 05/15/44)	25	25,267
Occidental Petroleum Corp.,
4.40%, 04/15/46 (Call 10/15/45)	25	25,676
Phillips 66,
4.65%, 11/15/34 (Call 05/15/34)	50	51,222
Shell International Finance BV,
4.38%, 05/11/45	100	104,719
Suncor Energy Inc.,
6.50%, 06/15/38	25	31,121
Valero Energy Corp.,
4.90%, 03/15/45	25	25,948

		675,225
OIL & GAS SERVICES — 0.6%
Halliburton Co.,
5.00%, 11/15/45 (Call 05/15/45)	50	53,960

PHARMACEUTICALS — 6.8%
AbbVie Inc.,
4.70%, 05/14/45 (Call 11/14/44)	75	73,931
Allergan Funding SCS,
4.55%, 03/15/35 (Call 09/15/34)	50	48,778
AstraZeneca PLC,
6.45%, 09/15/37	50	62,540
Bayer U.S. Finance II LLC,
4.40%, 07/15/44 (Call 01/15/44)(b)	20	19,060
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	25	25,124
5.05%, 03/25/48 (Call 09/25/47)	75	77,761
5.13%, 07/20/45 (Call 01/20/45)(a)	25	26,022
Express Scripts Holding Co.,
4.80%, 07/15/46 (Call 01/15/46)	25	24,076
GlaxoSmithKline Capital Inc.,
6.38%, 05/15/38	25	32,600
Johnson & Johnson,
3.55%, 03/01/36 (Call 09/01/35)	100	96,963
Merck & Co. Inc.,
3.70%, 02/10/45 (Call 08/10/44)	25	24,141
Mylan NV,
5.25%, 06/15/46 (Call 12/15/45)	25	24,787
Novartis Capital Corp.,
4.40%, 05/06/44	25	26,826
Pfizer Inc.,
7.20%, 03/15/39	60	84,044

		646,653
PIPELINES — 4.6%
Energy Transfer Partners LP
5.30%, 04/15/47 (Call 10/15/46)	50	47,332
6.00%, 06/15/48 (Call 12/15/47)(a)	25	26,134
Enterprise Products Operating LLC,
4.85%, 03/15/44 (Call 09/15/43)	75	76,799
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	50	50,778
5.55%, 06/01/45 (Call 12/01/44)	50	52,612
MPLX LP,
4.50%, 04/15/38 (Call 10/15/37)	35	33,237
ONEOK Partners LP,
6.13%, 02/01/41 (Call 08/01/40)	20	22,260
Plains All American Pipeline LP/PAA Finance Corp.,
4.90%, 02/15/45 (Call 08/15/44)	25	23,358
TransCanada PipeLines Ltd.,
7.63%, 01/15/39	50	66,902

29

Schedule of Investments (Unaudited) (Continued)	iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Williams Partners LP,
5.10%, 09/15/45 (Call 03/15/45)	$35	$35,504

		434,916
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Simon Property Group LP,
6.75%, 02/01/40 (Call 11/01/39)	25	32,600

RETAIL — 3.1%
Home Depot Inc. (The),
4.25%, 04/01/46 (Call 10/01/45)	75	76,998
Lowe’s Companies Inc.,
3.70%, 04/15/46 (Call 10/15/45)	50	45,850
McDonald’s Corp.,
4.45%, 03/01/47 (Call 09/01/46)	50	50,128
Target Corp.,
3.63%, 04/15/46	25	22,736
Walgreens Boots Alliance Inc.,
4.65%, 06/01/46 (Call 12/01/45)(a)	25	23,444
Walmart Inc.,
4.30%, 04/22/44 (Call 10/22/43)	75	78,386

		297,542
SEMICONDUCTORS — 0.9%
Intel Corp.,
4.10%, 05/11/47 (Call 11/11/46)	50	50,601
QUALCOMM Inc.,
4.30%, 05/20/47 (Call 11/20/46)(a)	35	32,895

		83,496
SOFTWARE — 4.5%
Microsoft Corp.
3.70%, 08/08/46 (Call 02/08/46)	75	72,757
4.10%, 02/06/37 (Call 08/06/36)	100	104,901
4.50%, 02/06/57 (Call 08/06/56)	75	82,320
Oracle Corp.
4.00%, 11/15/47 (Call 05/15/47)	25	24,268
5.38%, 07/15/40	125	144,813

		429,059
TELECOMMUNICATIONS — 8.6%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	50	43,382
4.50%, 03/09/48 (Call 09/09/47)	50	43,986
4.75%, 05/15/46 (Call 11/15/45)	25	22,932
5.15%, 11/15/46 (Call 05/15/46)(b)	25	24,196
5.25%, 03/01/37 (Call 09/01/36)	75	75,041
5.70%, 03/01/57 (Call 09/01/56)	50	50,414
British Telecommunications PLC,
9.63%, 12/15/30	25	35,740
Cisco Systems Inc.,
5.90%, 02/15/39	25	31,294
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	25	33,669
Orange SA,
9.00%, 03/01/31	35	48,483
Rogers Communications Inc.,
4.30%, 02/15/48 (Call 08/15/47)	25	23,879
Telefonica Emisiones SAU,
7.05%, 06/20/36	50	60,996
Verizon Communications Inc.
4.40%, 11/01/34 (Call 05/01/34)	75	72,891
4.86%, 08/21/46	100	100,202
5.01%, 08/21/54	100	99,563
Vodafone Group PLC
4.38%, 02/19/43	25	23,057
5.25%, 05/30/48	25	25,926

		815,651

Security	Par/ Shares (000)	Value
TRANSPORTATION — 3.0%
Burlington Northern Santa Fe LLC
4.13%, 06/15/47 (Call 12/15/46)	$75	$74,981
5.15%, 09/01/43 (Call 03/01/43)	25	28,363
CSX Corp.,
3.80%, 11/01/46 (Call 05/01/46)	50	45,670
FedEx Corp.,
4.10%, 02/01/45	50	46,336
Norfolk Southern Corp.,
3.94%, 11/01/47 (Call 05/01/47)	31	29,439
Union Pacific Corp.,
4.00%, 04/15/47 (Call 10/15/46)(a)	35	33,642
United Parcel Service Inc.,
3.75%, 11/15/47 (Call 05/15/47)	25	23,316

		281,747
WATER — 0.2%
American Water Capital Corp.,
3.75%, 09/01/47 (Call 03/01/47)	25	23,190

TOTAL CORPORATE BONDS & NOTES — 93.4% (Cost: $9,318,178)		8,852,980

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(f)(g)	597	597,009
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(f)	264	264,088

		861,097

TOTAL SHORT-TERM INVESTMENTS — 9.1% (Cost: $860,964)		861,097

TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $10,179,142)		9,714,077
Other Assets, Less Liabilities — (2.5)%		(233,292)

NET ASSETS — 100.0%		$9,480,785

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30

Schedule of Investments (Unaudited) (Continued)	iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	75	522	597	$597,009	$1,458	(a)	$(91)	$132
BlackRock Cash Funds: Treasury, SL Agency Shares	464	(200)	264	264,088	3,314		—	—

				$861,097	$4,772		$(91)	$132

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,852,980	$—	$8,852,980
Money Market Funds	861,097	—	—	861,097

	$861,097	$8,852,980	$—	$9,714,077

31

Schedule of Investments (Unaudited)	iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
FOREIGN GOVERNMENT OBLIGATIONS

AUSTRALIA — 4.5%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,080	$1,534,984
2.75%, 10/21/19(a)	AUD	630	472,641
4.50%, 04/15/20(a)	AUD	1,375	1,064,411
5.75%, 05/15/21(a)	AUD	600	489,962

			3,561,998
AUSTRIA — 4.4%
Republic of Austria Government Bond
0.25%, 10/18/19(b)	EUR	700	825,928
1.95%, 06/18/19(b)	EUR	654	781,336
3.90%, 07/15/20(b)	EUR	1,442	1,832,035

			3,439,299
BELGIUM — 4.5%
Kingdom of Belgium Government Bond
3.00%, 09/28/19(a)	EUR	1,076	1,310,097
3.75%, 09/28/20(b)	EUR	1,717	2,193,039

			3,503,136
CANADA — 4.6%
Canadian Government Bond
0.75%, 08/01/19	CAD	400	303,703
0.75%, 09/01/20	CAD	664	496,193
0.75%, 03/01/21	CAD	960	712,202
1.50%, 03/01/20	CAD	765	582,720
1.75%, 09/01/19	CAD	715	548,010
1.75%, 05/01/20	CAD	100	76,409
3.25%, 06/01/21	CAD	300	237,474
3.50%, 06/01/20	CAD	500	393,879
3.75%, 06/01/19	CAD	287	223,845

			3,574,435
DENMARK — 2.2%
Denmark Government Bond
0.25%, 11/15/20	DKK	3,960	632,770
4.00%, 11/15/19	DKK	6,705	1,116,569

			1,749,339
FINLAND — 3.5%
Finland Government Bond
0.38%, 09/15/20(b)	EUR	726	865,312
3.38%, 04/15/20(b)	EUR	675	842,818
3.50%, 04/15/21(b)	EUR	400	518,016
4.38%, 07/04/19(b)	EUR	451	551,779

			2,777,925
FRANCE — 8.9%
French Republic Government Bond OAT
0.00%, 02/25/20(a)	EUR	160	188,728
0.00%, 05/25/20(a)	EUR	570	673,091
0.00%, 02/25/21(a)	EUR	260	307,299
0.00%, 05/25/21(a)	EUR	630	745,089
0.25%, 11/25/20(a)	EUR	748	889,893
0.50%, 11/25/19(a)	EUR	480	569,023
2.50%, 10/25/20(a)	EUR	700	873,763
3.50%, 04/25/20(a)	EUR	700	876,302
3.75%, 10/25/19(a)	EUR	630	775,875
3.75%, 04/25/21(a)	EUR	600	782,286
8.50%, 10/25/19(a)	EUR	230	299,110

			6,980,459

Security	Par (000)		Value
GERMANY — 6.9%
Bundesobligation
0.00%, 04/17/20(a)	EUR	840	$993,136
0.25%, 10/16/20(a)	EUR	450	536,074
Bundesrepublik Deutschland Bundesanleihe
2.25%, 09/04/20(a)	EUR	295	365,800
2.50%, 01/04/21(a)	EUR	860	1,081,667
3.00%, 07/04/20(a)	EUR	405	506,801
3.25%, 01/04/20(a)	EUR	500	617,951
3.50%, 07/04/19(a)	EUR	580	704,367
Bundesschatzanweisungen
0.00%, 09/13/19(a)	EUR	220	259,184
0.00%, 12/13/19(a)	EUR	300	353,885

			5,418,865
IRELAND — 3.7%
Ireland Government Bond
4.50%, 04/18/20	EUR	1,500	1,905,047
5.00%, 10/18/20	EUR	735	963,757

			2,868,804
ITALY — 8.4%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	174,790
0.20%, 10/15/20	EUR	100	115,258
0.35%, 06/15/20	EUR	340	394,925
0.45%, 06/01/21	EUR	360	413,312
0.65%, 11/01/20	EUR	330	384,132
0.70%, 05/01/20	EUR	90	105,227
1.05%, 12/01/19	EUR	680	801,363
1.50%, 08/01/19	EUR	250	295,942
3.75%, 03/01/21	EUR	1,020	1,274,415
3.75%, 05/01/21	EUR	210	262,721
4.00%, 09/01/20	EUR	802	998,685
4.25%, 09/01/19	EUR	560	682,463
4.50%, 02/01/20(a)	EUR	510	630,679

			6,533,912
JAPAN — 22.5%
Japan Government Five Year Bond
0.10%, 09/20/19	JPY	130,000	1,164,309
0.10%, 12/20/19	JPY	235,000	2,105,889
0.10%, 03/20/20	JPY	127,000	1,138,609
0.10%, 06/20/20	JPY	160,000	1,435,269
0.10%, 09/20/20	JPY	154,100	1,383,114
0.10%, 12/20/20	JPY	113,000	1,014,779
0.10%, 03/20/21	JPY	240,850	2,164,100
0.10%, 06/20/21	JPY	170,000	1,528,117
0.20%, 09/20/19	JPY	67,000	600,749
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	400,815
1.00%, 09/20/20	JPY	23,650	216,342
1.10%, 06/20/20	JPY	6,250	57,120
1.10%, 03/20/21	JPY	2,350	21,667
1.20%, 12/20/20	JPY	121,350	1,118,298
1.30%, 09/20/19	JPY	4,250	38,580
1.30%, 12/20/19	JPY	80,100	729,666
1.30%, 03/20/20	JPY	33,000	301,649
1.30%, 03/20/21	JPY	49,900	462,429
1.40%, 09/20/19	JPY	13,100	119,052
1.40%, 03/20/20	JPY	58,650	536,967

32

Schedule of Investments (Unaudited) (Continued)	iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	$325,556
2.50%, 03/20/20	JPY	2,850	26,551
2.50%, 12/21/20	JPY	78,000	740,449

			17,630,076
NETHERLANDS — 4.9%
Netherlands Government Bond
0.25%, 01/15/20(b)	EUR	925	1,096,291
3.25%, 07/15/21(b)	EUR	600	779,682
3.50%, 07/15/20(b)	EUR	1,544	1,952,319

			3,828,292
NORWAY — 1.4%
Norway Government Bond,
3.75%, 05/25/21(b)	NOK	8,200	1,075,392

PORTUGAL — 4.9%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21(b)	EUR	600	777,783
3.85%, 04/15/21	EUR	500	648,152
4.75%, 06/14/19(b)	EUR	302	368,620
4.80%, 06/15/20(b)	EUR	1,574	2,014,270

			3,808,825
SPAIN — 4.8%
Spain Government Bond
0.05%, 01/31/21	EUR	200	235,209
0.75%, 07/30/21	EUR	400	480,313
1.15%, 07/30/20	EUR	669	805,718
1.40%, 01/31/20	EUR	530	637,013
4.00%, 04/30/20(b)	EUR	410	516,177
4.30%, 10/31/19(b)	EUR	450	557,722
4.60%, 07/30/19(b)	EUR	440	540,723

			3,772,875
SWEDEN — 1.8%
Sweden Government Bond,
5.00%, 12/01/20	SEK	10,990	1,411,523

SWITZERLAND — 1.3%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	310	335,430
2.25%, 07/06/20(a)	CHF	625	667,221

			1,002,651

Security	Par/ Shares (000)		Value
UNITED KINGDOM — 4.3%
United Kingdom Gilt
1.50%, 01/22/21(a)	GBP	450	$600,257
1.75%, 07/22/19(a)	GBP	60	79,476
2.00%, 07/22/20(a)	GBP	796	1,069,183
3.75%, 09/07/19(a)	GBP	550	745,605
3.75%, 09/07/20(a)	GBP	318	443,204
4.75%, 03/07/20(a)	GBP	285	397,784

			3,335,509

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 97.5%
(Cost: $76,502,212)			76,273,315

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)		313	312,987

TOTAL SHORT-TERM INVESTMENTS — 0.4% (Cost: $312,987)			312,987

TOTAL INVESTMENTS IN SECURITIES — 97.9% (Cost: $76,815,199)			76,586,302
Other Assets, Less Liabilities — 2.1%			1,608,435

NET ASSETS — 100.0%			$78,194,737

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8	305	313	$312,987	$1,123	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

33

Schedule of Investments (Unaudited) (Continued)	iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$76,273,315	$—	$76,273,315
Money Market Funds	312,987	—	—	312,987

	$312,987	$76,273,315	$—	$76,586,302

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Drone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

34

Schedule of Investments (Unaudited)	iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.8%
Lockheed Martin Corp.,
3.55%, 01/15/26 (Call 10/15/25)	$50	$49,590
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	23,716
3.25%, 01/15/28 (Call 10/15/27)	25	23,691
Rockwell Collins Inc.,
3.20%, 03/15/24 (Call 01/15/24)	25	24,100
United Technologies Corp.,
2.80%, 05/04/24 (Call 03/04/24)	50	47,402

		168,499
AGRICULTURE — 1.2%
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)(a)	25	23,866
3.56%, 08/15/27 (Call 05/15/27)(a)(b)	50	47,142
Philip Morris International Inc.,
2.75%, 02/25/26 (Call 11/25/25)	50	46,694

		117,702
AUTO MANUFACTURERS — 1.3%
Ford Motor Co.,
4.35%, 12/08/26 (Call 09/08/26)	50	48,187
General Motors Financial Co. Inc.,
4.30%, 07/13/25 (Call 04/13/25)	50	48,975
Toyota Motor Credit Corp.,
3.05%, 01/11/28(b)	25	23,701

		120,863
BANKS — 25.8%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	35	33,715
3.50%, 04/19/26	75	72,426
4.20%, 08/26/24	125	125,259
Series L,
4.18%, 11/25/27 (Call 11/25/26)	75	73,204
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,537
3.25%, 05/16/27 (Call 02/16/27)	50	48,268
Bank of Nova Scotia (The),
4.50%, 12/16/25	50	49,995
BB&T Corp.,
2.85%, 10/26/24 (Call 09/26/24)	25	23,778
Capital One Financial Corp.,
3.75%, 03/09/27 (Call 02/09/27)	100	95,191
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	75	70,087
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	25	23,857
3.75%, 06/16/24	25	24,823
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	50	48,506
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	25	25,144
4.40%, 06/10/25	50	49,804
Deutsche Bank AG/London,
3.70%, 05/30/24(b)	50	47,122
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	125	118,898
4.00%, 03/03/24	100	100,556
HSBC USA Inc.,
3.50%, 06/23/24	150	147,112
JPMorgan Chase & Co.
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	125	120,868
4.13%, 12/15/26(b)	50	49,635
4.25%, 10/01/27	100	99,271
Mitsubishi UFJ Financial Group Inc.,
3.68%, 02/22/27	75	73,177
Morgan Stanley
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	25	23,769
3.63%, 01/20/27	100	96,174
4.00%, 07/23/25	100	100,000
4.35%, 09/08/26	25	24,818
PNC Financial Services Group Inc. (The),
3.15%, 05/19/27 (Call 04/19/27)(e)	60	56,991
Royal Bank of Canada,
4.65%, 01/27/26(b)	25	25,478
Santander Holdings USA Inc.,
4.50%, 07/17/25 (Call 04/17/25)	25	24,818
Santander UK PLC,
4.00%, 03/13/24	50	50,621

Security	Par (000)	Value
State Street Corp.,
3.55%, 08/18/25	$50	$49,854
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	75	68,019
3.45%, 01/11/27	50	47,959
SunTrust Banks Inc.,
4.00%, 05/01/25 (Call 03/01/25)	25	25,129
U.S. Bancorp.,
3.10%, 04/27/26 (Call 03/27/26)	75	70,704
Wells Fargo & Co.
4.10%, 06/03/26	100	98,564
4.48%, 01/16/24	100	102,127
Westpac Banking Corp.,
3.35%, 03/08/27	50	47,670

		2,456,928
BEVERAGES — 3.4%
Anheuser-Busch InBev Finance Inc.,
3.65%, 02/01/26 (Call 11/01/25)	125	122,548
Anheuser-Busch InBev Worldwide Inc.,
4.00%, 04/13/28 (Call 01/13/28)	25	24,980
Coca-Cola Co. (The),
2.88%, 10/27/25	50	47,974
Constellation Brands Inc.,
3.50%, 05/09/27 (Call 02/09/27)(b)	25	23,763
Keurig Dr Pepper Inc.,
4.60%, 05/25/28 (Call 02/25/28)(a)	35	35,677
Molson Coors Brewing Co.,
3.00%, 07/15/26 (Call 04/15/26)	25	22,850
PepsiCo Inc.,
3.00%, 10/15/27 (Call 07/15/27)(b)	50	47,766

		325,558
BIOTECHNOLOGY — 2.3%
Amgen Inc.,
3.63%, 05/22/24 (Call 02/22/24)	50	49,911
Biogen Inc.,
4.05%, 09/15/25 (Call 06/15/25)	25	25,236
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	25	24,593
3.90%, 02/20/28 (Call 11/20/27)	50	48,423
Gilead Sciences Inc.,
3.65%, 03/01/26 (Call 12/01/25)	75	74,330

		222,493
BUILDING MATERIALS — 0.3%
Masco Corp.,
4.38%, 04/01/26 (Call 01/01/26)(b)	25	24,813

CHEMICALS — 0.8%
Dow Chemical Co. (The),
3.50%, 10/01/24 (Call 07/01/24)	50	48,798
Sherwin-Williams Co. (The),
3.45%, 06/01/27 (Call 03/01/27)	25	23,817

		72,615
COMMERCIAL SERVICES — 0.3%
S&P Global Inc.,
4.40%, 02/15/26 (Call 11/15/25)	25	25,612

COMPUTERS — 2.9%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	25	24,253
3.25%, 02/23/26 (Call 11/23/25)	100	97,967
3.45%, 05/06/24	25	25,129
Dell International LLC/EMC Corp.,
6.02%, 06/15/26 (Call 03/15/26)(a)	50	52,810
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 (Call 07/15/25)	25	25,561
International Business Machines Corp.,
7.00%, 10/30/25	25	30,033
Seagate HDD Cayman,
4.75%, 01/01/25	25	24,250

		280,003
COSMETICS & PERSONAL CARE — 0.2%
Procter & Gamble Co. (The),
2.70%, 02/02/26	25	23,685

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Air Lease Corp.,
3.63%, 04/01/27 (Call 01/01/27)	25	23,192
American Express Credit Corp.,
3.30%, 05/03/27 (Call 04/03/27)	50	48,528
Brookfield Finance LLC,
4.00%, 04/01/24 (Call 02/01/24)	25	24,721
Charles Schwab Corp. (The),
3.20%, 01/25/28 (Call 10/25/27)(b)	25	23,765
CME Group Inc.,
3.00%, 03/15/25 (Call 12/15/24)	25	24,245

35

Schedule of Investments (Unaudited) (Continued)	iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Discover Financial Services,
4.10%, 02/09/27 (Call 11/09/26)	$50	$48,351
Intercontinental Exchange Inc.,
3.75%, 12/01/25 (Call 09/01/25)	25	24,946
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	25	24,476
Mastercard Inc.,
2.95%, 11/21/26 (Call 08/21/26)	25	23,929
Synchrony Financial,
4.25%, 08/15/24 (Call 05/15/24)	50	48,315
Visa Inc.,
3.15%, 12/14/25 (Call 09/14/25)	50	48,646

		363,114
ELECTRIC — 3.1%
Duke Energy Corp.,
3.75%, 04/15/24 (Call 01/15/24)	50	49,838
Exelon Corp.,
3.40%, 04/15/26 (Call 01/15/26)	25	23,919
FirstEnergy Corp.,
Series B,
3.90%, 07/15/27 (Call 04/15/27)	25	24,364
NextEra Energy Capital Holdings Inc.,
3.55%, 05/01/27 (Call 02/01/27)	25	24,145
Pacific Gas & Electric Co.,
3.50%, 06/15/25 (Call 03/15/25)	25	23,649
Sempra Energy,
3.55%, 06/15/24 (Call 03/15/24)	50	49,061
Southern Co. (The),
3.25%, 07/01/26 (Call 04/01/26)	50	47,306
Virginia Electric & Power Co.,
Series A,
3.15%, 01/15/26 (Call 10/15/25)	50	48,140

		290,422
ENVIRONMENTAL CONTROL — 0.5%
Republic Services Inc.,
3.38%, 11/15/27 (Call 08/15/27)	25	23,758
Waste Management Inc.,
3.15%, 11/15/27 (Call 08/15/27)(b)	25	23,611

		47,369
FOOD — 1.7%
General Mills Inc.,
4.20%, 04/17/28 (Call 01/17/28)	25	24,850
Kellogg Co.,
2.65%, 12/01/23	25	23,655
Kraft Heinz Foods Co.,
3.00%, 06/01/26 (Call 03/01/26)	50	45,707
Kroger Co. (The),
3.50%, 02/01/26 (Call 11/01/25)	25	23,869
Sysco Corp.,
3.30%, 07/15/26 (Call 04/15/26)	25	23,828
Tyson Foods Inc.,
3.55%, 06/02/27 (Call 03/02/27)	25	23,679

		165,588
FOREST PRODUCTS & PAPER — 0.3%
International Paper Co.,
3.80%, 01/15/26 (Call 10/15/25)	25	24,454

HEALTH CARE — PRODUCTS — 2.6%
Abbott Laboratories,
3.75%, 11/30/26 (Call 08/30/26)	50	49,708
Becton Dickinson and Co.,
3.36%, 06/06/24 (Call 04/06/24)	50	48,224
Boston Scientific Corp.,
3.85%, 05/15/25	25	24,769
Medtronic Inc.,
3.50%, 03/15/25	50	49,696
Stryker Corp.,
3.50%, 03/15/26 (Call 12/15/25)	25	24,316
Thermo Fisher Scientific Inc.,
2.95%, 09/19/26 (Call 06/19/26)	50	46,336

		243,049
HEALTH CARE — SERVICES — 2.0%
Aetna Inc.,
3.50%, 11/15/24 (Call 08/15/24)	25	24,390
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	50	48,735
4.10%, 03/01/28 (Call 12/01/27)	25	24,647
Humana Inc.,
3.85%, 10/01/24 (Call 07/01/24)	25	24,823
Laboratory Corp. of America Holdings,
3.60%, 09/01/27 (Call 06/01/27)	25	23,812
UnitedHealth Group Inc.,
3.45%, 01/15/27	50	48,937

		195,344
HOUSEWARES — 0.2%
Newell Brands Inc.,
4.00%, 12/01/24 (Call 09/01/24)	25	24,122

INSURANCE — 2.1%
Aflac Inc.,
3.63%, 11/15/24	25	24,839

Security	Par (000)	Value
American International Group Inc.,
3.75%, 07/10/25 (Call 04/10/25)	$50	$48,911
AXA Equitable Holdings Inc.,
4.35%, 04/20/28 (Call 01/20/28)(a)	25	24,411
Berkshire Hathaway Inc.,
3.13%, 03/15/26 (Call 12/15/25)	25	24,198
Chubb INA Holdings Inc.,
3.35%, 05/03/26 (Call 02/03/26)	25	24,296
MetLife Inc.,
3.60%, 04/10/24(b)	50	49,997

		196,652
INTERNET — 1.8%
Alphabet Inc.,
2.00%, 08/15/26 (Call 05/15/26)	50	44,889
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)(b)	25	24,167
3.15%, 08/22/27 (Call 05/22/27)	50	48,079
Booking Holdings Inc.,
3.60%, 06/01/26 (Call 03/01/26)	25	24,232
Expedia Group Inc.,
5.00%, 02/15/26 (Call 11/15/25)	25	25,628

		166,995
MACHINERY — 0.5%
Caterpillar Inc.,
3.40%, 05/15/24 (Call 02/15/24)(b)	50	49,822

MANUFACTURING — 0.5%
3M Co.,
2.88%, 10/15/27 (Call 07/15/27)	25	23,620
Illinois Tool Works Inc.,
2.65%, 11/15/26 (Call 08/15/26)	25	23,199

		46,819
MEDIA — 3.8%
CBS Corp.,
3.50%, 01/15/25 (Call 10/15/24)	50	47,713
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	25	23,068
4.91%, 07/23/25 (Call 04/23/25)	25	25,450
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	44,298
3.00%, 02/01/24 (Call 01/01/24)	75	72,121
Discovery Communications LLC,
3.95%, 03/20/28 (Call 12/20/27)	25	23,962
Viacom Inc.,
4.25%, 09/01/23 (Call 06/01/23)	25	25,084
Walt Disney Co. (The),
2.95%, 06/15/27(b)	50	47,723
Warner Media LLC,
3.60%, 07/15/25 (Call 04/15/25)	50	47,971

		357,390
MINING — 0.3%
BHP Billiton Finance USA Ltd.,
3.85%, 09/30/23	25	25,409

OIL & GAS — 4.4%
Anadarko Petroleum Corp.,
5.55%, 03/15/26 (Call 12/15/25)	25	26,995
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	25	24,089
3.54%, 11/04/24	50	49,669
Canadian Natural Resources Ltd.,
3.85%, 06/01/27 (Call 03/01/27)	25	24,381
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	25	24,363
2.95%, 05/16/26 (Call 02/16/26)	25	23,966
Exxon Mobil Corp.,
3.04%, 03/01/26 (Call 12/01/25)	50	48,616
Marathon Oil Corp.,
3.85%, 06/01/25 (Call 03/01/25)	25	24,554
Occidental Petroleum Corp.,
3.00%, 02/15/27 (Call 11/15/26)	25	23,788
Shell International Finance BV,
3.25%, 05/11/25	75	73,622
Total Capital International SA,
3.70%, 01/15/24(b)	50	50,421
Valero Energy Corp.,
3.40%, 09/15/26 (Call 06/15/26)	25	23,820

		418,284
OIL & GAS SERVICES — 0.3%
Halliburton Co.,
3.80%, 11/15/25 (Call 08/15/25)	25	24,798

36

Schedule of Investments (Unaudited) (Continued)	iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
PACKAGING & CONTAINERS — 0.3%
WestRock Co.,
3.75%, 03/15/25 (Call 01/15/25)(a)	$25	$24,594

PHARMACEUTICALS — 6.7%
AbbVie Inc.,
3.60%, 05/14/25 (Call 02/14/25)	50	48,763
Allergan Funding SCS,
3.80%, 03/15/25 (Call 12/15/24)(b)	50	49,044
AstraZeneca PLC,
3.13%, 06/12/27 (Call 03/12/27)	25	23,519
Cardinal Health Inc.,
3.08%, 06/15/24 (Call 04/15/24)	25	23,556
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	50	45,789
4.10%, 03/25/25 (Call 01/25/25)	35	35,091
4.30%, 03/25/28 (Call 12/25/27)	75	74,888
Express Scripts Holding Co.,
4.50%, 02/25/26 (Call 11/27/25)	50	50,171
GlaxoSmithKline Capital Inc.,
3.88%, 05/15/28	25	25,328
Johnson & Johnson,
2.45%, 03/01/26 (Call 12/01/25)	50	46,899
Mylan Inc.,
4.20%, 11/29/23 (Call 08/29/23)	25	25,015
Novartis Capital Corp.,
3.00%, 11/20/25 (Call 08/20/25)	50	48,248
Pfizer Inc.,
3.00%, 12/15/26(b)	50	48,202
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23 (Call 07/23/23)	75	70,804
Zoetis Inc.,
3.00%, 09/12/27 (Call 06/12/27)	25	23,313

		638,630
PIPELINES — 5.0%
Boardwalk Pipelines LP,
4.95%, 12/15/24 (Call 09/15/24)	25	25,492
Enable Midstream Partners LP,
4.95%, 05/15/28 (Call 02/15/28)	25	25,047
Enbridge Inc.,
4.25%, 12/01/26 (Call 09/01/26)	25	25,160
Energy Transfer Partners LP,
4.20%, 04/15/27 (Call 01/15/27)(b)	50	48,375
Enterprise Products Operating LLC,
3.90%, 02/15/24 (Call 11/15/23)	50	50,454
Kinder Morgan Energy Partners LP,
4.15%, 02/01/24 (Call 11/01/23)	50	50,262
MPLX LP,
4.13%, 03/01/27 (Call 12/01/26)	25	24,469
ONEOK Partners LP,
4.90%, 03/15/25 (Call 12/15/24)	25	26,096
Plains All American Pipeline LP/PAA Finance Corp.,
4.65%, 10/15/25 (Call 07/15/25)	25	25,130
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25	24,492
5.88%, 06/30/26 (Call 12/31/25)	50	54,285
Spectra Energy Partners LP,
4.75%, 03/15/24 (Call 12/15/23)	25	25,745
TransCanada PipeLines Ltd.,
4.25%, 05/15/28 (Call 02/15/28)	25	25,240
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	25	24,015
4.30%, 03/04/24 (Call 12/04/23)	25	25,234

		479,496
REAL ESTATE INVESTMENT TRUSTS — 3.6%
American Tower Corp.,
4.00%, 06/01/25 (Call 03/01/25)	50	49,102
Boston Properties LP,
3.13%, 09/01/23 (Call 06/01/23)(b)	50	48,484
Brixmor Operating Partnership LP,
3.25%, 09/15/23 (Call 07/15/23)	25	23,886
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	25	23,720
4.00%, 03/01/27 (Call 12/01/26)	25	24,206
Digital Realty Trust LP,
3.70%, 08/15/27 (Call 05/15/27)	25	23,878
HCP Inc.,
4.25%, 11/15/23 (Call 08/15/23)	50	50,058
Omega Healthcare Investors Inc.,
4.38%, 08/01/23 (Call 06/01/23)	25	24,804
Simon Property Group LP,
3.38%, 06/15/27 (Call 03/15/27)	50	47,958
Welltower Inc.,
4.00%, 06/01/25 (Call 03/01/25)	25	24,595

		340,691

Security	Par (000)	Value
RETAIL — 3.3%
Costco Wholesale Corp.,
3.00%, 05/18/27 (Call 02/18/27)	$25	$24,007
Dollar Tree Inc.,
4.20%, 05/15/28 (Call 02/15/28)	25	24,660
Home Depot Inc. (The),
3.00%, 04/01/26 (Call 01/01/26)(b)	50	47,970
Lowe’s Companies Inc.,
3.10%, 05/03/27 (Call 02/03/27)	50	47,635
McDonald’s Corp.,
3.70%, 01/30/26 (Call 10/30/25)	50	49,786
Target Corp.,
3.50%, 07/01/24	50	50,310
Walgreens Boots Alliance Inc.,
3.45%, 06/01/26 (Call 03/01/26)	25	23,720
Walmart Inc.,
3.30%, 04/22/24 (Call 01/22/24)	50	49,814

		317,902
SEMICONDUCTORS — 2.8%
Analog Devices Inc.,
3.13%, 12/05/23 (Call 10/05/23)	25	24,171
Applied Materials Inc.,
3.30%, 04/01/27 (Call 01/01/27)	25	24,351
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	22,617
3.63%, 01/15/24 (Call 11/15/23)	75	72,555
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	25	24,315
3.15%, 05/11/27 (Call 02/11/27)(b)	50	48,516
QUALCOMM Inc.,
3.25%, 05/20/27 (Call 02/20/27)	50	47,062

		263,587
SOFTWARE — 3.5%
Fidelity National Information Services Inc.,
3.00%, 08/15/26 (Call 05/15/26)	50	46,170
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	50	47,272
3.30%, 02/06/27 (Call 11/06/26)	100	98,707
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	50	46,717
2.95%, 11/15/24 (Call 09/15/24)	25	24,185
2.95%, 05/15/25 (Call 02/15/25)(b)	25	24,087
3.25%, 11/15/27 (Call 08/15/27)	25	24,251
VMware Inc.,
3.90%, 08/21/27 (Call 05/21/27)	25	23,575

		334,964
TELECOMMUNICATIONS — 3.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	50	47,433
4.10%, 02/15/28 (Call 11/15/27)(a)	25	24,128
4.13%, 02/17/26 (Call 11/17/25)	50	49,251
Cisco Systems Inc.,
3.63%, 03/04/24(b)	50	50,713
Rogers Communications Inc.,
3.63%, 12/15/25 (Call 09/15/25)	25	24,435
Verizon Communications Inc.
4.13%, 03/16/27	50	50,048
5.15%, 09/15/23(b)	50	53,594
Vodafone Group PLC
3.75%, 01/16/24	25	24,749
4.38%, 05/30/28(b)	25	25,021

		349,372
TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC,
3.00%, 04/01/25 (Call 01/01/25)	50	48,186
CSX Corp.,
3.25%, 06/01/27 (Call 03/01/27)	25	23,828
FedEx Corp.,
4.00%, 01/15/24	50	50,929

		122,943

TOTAL CORPORATE BONDS & NOTES — 98.4%
(Cost: $9,778,775)		9,350,581

37

Schedule of Investments (Unaudited) (Continued)	iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(f)(g)	999	$999,164
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(f)	59	58,536

		1,057,700

TOTAL SHORT-TERM INVESTMENTS — 11.1%
(Cost: $1,057,483)		1,057,700

TOTAL INVESTMENTS IN SECURITIES — 109.5%
(Cost: $10,836,258)		10,408,281
Other Assets, Less Liabilities — (9.5)%		(900,997)

NET ASSETS — 100.0%		$9,507,284

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Shares purchased (000)		Shares sold (000)		Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	999	(a)	—		999	$999,164	$1,978	(b)	$(135)	$216
BlackRock Cash Funds: Treasury, SL Agency Shares	97	—		(38	)(a)	59	58,536	741		—	—
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27	50	10		—		60	56,991	1,395		—	(2,891)

							$1,114,691	$4,114		$(135)	$(2,675)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,350,581	$—	$9,350,581
Money Market Funds	1,057,700	—	—	1,057,700

	$1,057,700	$9,350,581	$—	$10,408,281

38

Schedule of Investments (Unaudited)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.7%
Boeing Co. (The)
4.88%, 02/15/20	$250	$257,710
6.88%, 03/15/39	25	34,798
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	50	45,087
2.38%, 11/15/24 (Call 09/15/24)	75	70,690
2.63%, 11/15/27 (Call 08/15/27)	45	41,624
3.00%, 05/11/21	100	99,562
3.38%, 05/15/23 (Call 04/15/23)	200	200,242
3.60%, 11/15/42 (Call 05/15/42)	34	32,627
3.75%, 05/15/28 (Call 02/15/28)	100	101,370
3.88%, 07/15/21 (Call 04/15/21)	79	80,615
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	129,997
4.88%, 10/15/40	25	28,198
United Technologies Corp.
1.50%, 11/01/19	25	24,581
1.95%, 11/01/21 (Call 10/01/21)(a)	150	143,748
2.30%, 05/04/22 (Call 04/04/22)	30	28,804
2.65%, 11/01/26 (Call 08/01/26)	15	13,653
2.80%, 05/04/24 (Call 03/04/24)	50	47,458
3.10%, 06/01/22	303	299,209
3.13%, 05/04/27 (Call 02/04/27)	100	93,856
3.75%, 11/01/46 (Call 05/01/46)(a)	75	67,410
4.05%, 05/04/47 (Call 11/04/46)(a)	75	71,062
4.15%, 05/15/45 (Call 11/16/44)	69	66,111
4.50%, 06/01/42	315	317,016
5.70%, 04/15/40	50	57,658
6.05%, 06/01/36	25	29,298
6.13%, 07/15/38	45	53,634
7.50%, 09/15/29	75	97,296

		2,533,314
AGRICULTURE — 1.4%
Altria Group Inc.
2.85%, 08/09/22	5	4,890
3.88%, 09/16/46 (Call 03/16/46)(a)	125	112,572
4.00%, 01/31/24	200	203,006
4.25%, 08/09/42	25	23,750
4.50%, 05/02/43(a)	49	48,546
5.38%, 01/31/44	150	164,692
9.25%, 08/06/19	150	159,466
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)(a)	75	69,286
4.02%, 04/16/43	84	81,029
4.54%, 03/26/42	25	25,831
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	200	194,044
2.00%, 02/21/20	50	49,248
2.13%, 05/10/23 (Call 03/10/23)	55	51,508
2.50%, 08/22/22	151	145,442
2.63%, 03/06/23	25	24,005
3.13%, 08/17/27 (Call 05/17/27)	50	47,503
3.38%, 08/11/25 (Call 05/11/25)	25	24,421
3.60%, 11/15/23	88	88,312
3.88%, 08/21/42	100	91,871
4.13%, 03/04/43	135	127,860
4.25%, 11/10/44	140	135,894
4.38%, 11/15/41	49	48,059

Security	Par (000)	Value
4.50%, 03/26/20	$100	$102,350
4.88%, 11/15/43	25	26,138
6.38%, 05/16/38	100	122,237

		2,171,960
AIRLINES — 0.6%
American Airlines Pass Through Trust
Series 2015-1, Class A,
3.38%, 05/01/27(a)	76	72,794
Series 2015-2, Class AA,
3.60%, 09/22/27	9	8,809
Series 2016-1, Class AA,
3.58%, 07/15/29	45	43,898
Series 2016-3, Class AA,
3.00%, 04/15/30	128	119,638
Series 2017-2, Class AA,
3.35%, 04/15/31	100	95,658
Continental Airlines Inc. Pass Through Trust,
Series 2012-2, Class A,
4.00%, 10/29/24	212	211,815
United Airlines Pass Through Trust
Series 2013-1, Class A,
4.30%, 02/15/27	83	83,545
Series 2014-2, Class A,
3.75%, 09/03/26	125	123,902
Series 2016-1, Class AA,
3.10%, 01/07/30	19	17,951
Series 2016-2, Class AA,
2.88%, 04/07/30	68	63,375

		841,385
APPAREL — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	67	64,310
2.38%, 11/01/26 (Call 08/01/26)	125	114,287
3.63%, 05/01/43 (Call 11/01/42)	75	69,821
3.88%, 11/01/45 (Call 05/01/45)	50	48,194

		296,612
AUTO MANUFACTURERS — 1.2%
American Honda Finance Corp.
1.65%, 07/12/21	170	162,731
1.70%, 09/09/21	150	143,233
2.25%, 08/15/19(a)	89	88,622
2.30%, 09/09/26	145	130,686
2.90%, 02/16/24	146	141,290
Daimler Finance North America LLC,
8.50%, 01/18/31	140	197,303
Toyota Motor Credit Corp.
1.90%, 04/08/21	275	266,137
1.95%, 04/17/20	290	284,983
2.15%, 03/12/20(a)	112	110,550
2.25%, 10/18/23	50	47,148
2.63%, 01/10/23	100	96,799
2.90%, 04/17/24	161	155,893
4.50%, 06/17/20	59	60,579

		1,885,954
BANKS — 31.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	100	97,764
2.63%, 05/19/22	385	371,833
2.70%, 11/16/20	242	239,169
Banco Santander SA
3.85%, 04/12/23	200	197,502
4.38%, 04/12/28	200	195,126
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	150	146,516
2.33%, 10/01/21 (Call 10/01/20)(a)(b)(c)	375	366,604
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	275	269,701
2.63%, 10/19/20(a)	350	345,933
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	400	386,676
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	50	48,556
3.09%, 10/01/25 (Call 10/01/24)(b)(c)	125	119,033

39

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.30%, 01/11/23	$100	$98,699
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	427	400,599
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	404	384,996
3.71%, 04/24/28 (Call 04/24/27)(b)(c)	300	289,122
3.88%, 08/01/25	325	324,067
4.00%, 04/01/24	255	257,076
4.13%, 01/22/24	375	381,322
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	150	147,474
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	15	15,048
4.88%, 04/01/44	125	132,358
5.00%, 01/21/44	150	161,290
5.88%, 01/05/21	75	79,297
5.88%, 02/07/42	100	120,053
Bank of Montreal
1.75%, 09/11/19	165	162,970
1.90%, 08/27/21	125	119,854
2.35%, 09/11/22	50	47,829
2.55%, 11/06/22 (Call 10/06/22)	50	48,156
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	200	187,916
2.30%, 09/11/19 (Call 08/11/19)	100	99,431
2.45%, 11/27/20 (Call 10/27/20)	100	98,324
2.45%, 08/17/26 (Call 05/17/26)	39	35,665
2.50%, 04/15/21 (Call 03/15/21)	120	117,790
2.60%, 08/17/20 (Call 07/17/20)	50	49,548
3.00%, 10/30/28 (Call 07/30/28)	100	92,016
3.30%, 08/23/29 (Call 05/23/29)(a)	100	93,984
3.40%, 05/15/24 (Call 04/15/24)	166	164,119
3.50%, 04/28/23	100	99,937
3.55%, 09/23/21 (Call 08/23/21)	100	100,677
3.65%, 02/04/24 (Call 01/05/24)	24	24,095
3.85%, 04/28/28	100	101,052
4.60%, 01/15/20	100	102,257
Series G,
2.15%, 02/24/20 (Call 01/24/20)	177	174,595
Bank of Nova Scotia (The)
2.35%, 10/21/20(a)	197	193,375
2.45%, 03/22/21	205	200,519
2.45%, 09/19/22	5	4,806
2.80%, 07/21/21	100	98,454
4.38%, 01/13/21	250	256,065
Barclays Bank PLC,
2.65%, 01/11/21 (Call 12/11/20)	250	244,870
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	175	168,978
2.63%, 06/29/20 (Call 05/29/20)	200	198,060
2.75%, 04/01/22 (Call 03/01/22)	75	73,428
BNP Paribas SA,
3.25%, 03/03/23	190	187,739
BPCE SA,
3.38%, 12/02/26	150	140,496
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	239,512
3.63%, 09/16/25 (Call 08/16/25)	250	246,497
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	200	197,198
2.55%, 06/16/22	50	48,305
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	244,787
2.13%, 10/20/20 (Call 09/20/20)	100	97,398
3.05%, 05/01/20 (Call 04/01/20)(a)	250	249,425
Cooperatieve Rabobank UA
3.88%, 02/08/22	110	111,503
5.25%, 05/24/41	100	113,951

Security	Par (000)	Value
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	$250	$245,032
2.75%, 01/10/23	250	241,207
Credit Suisse AG/New York NY
3.63%, 09/09/24	100	98,986
4.38%, 08/05/20	250	255,567
Fifth Third Bank/Cincinnati OH,
2.20%, 10/30/20 (Call 09/30/20)	100	97,761
Goldman Sachs Bank USA/New York NY,
3.20%, 06/05/20(a)	150	150,259
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	200	198,156
2.35%, 11/15/21 (Call 11/15/20)	250	241,147
2.55%, 10/23/19	142	141,176
2.60%, 04/23/20 (Call 03/23/20)	400	395,944
2.63%, 04/25/21 (Call 03/25/21)	50	48,969
2.88%, 02/25/21 (Call 01/25/21)	173	170,647
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	20	19,310
3.00%, 04/26/22 (Call 04/26/21)	350	342,009
3.20%, 02/23/23 (Call 01/23/23)	100	97,725
3.50%, 01/23/25 (Call 10/23/24)	250	242,637
3.50%, 11/16/26 (Call 11/16/25)	175	166,623
3.63%, 01/22/23	181	180,276
3.69%, 06/05/28 (Call 06/05/27)(b)(c)	50	47,622
3.75%, 05/22/25 (Call 02/22/25)	62	60,728
3.75%, 02/25/26 (Call 11/25/25)	75	73,150
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	125	119,795
3.85%, 07/08/24 (Call 04/08/24)	145	143,962
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	150	141,065
4.75%, 10/21/45 (Call 04/21/45)	100	102,448
4.80%, 07/08/44 (Call 01/08/44)	50	51,552
5.25%, 07/27/21(a)	170	178,163
5.38%, 03/15/20	112	115,846
5.75%, 01/24/22	275	293,980
6.13%, 02/15/33	350	407,470
6.25%, 02/01/41	270	326,503
Series D,
6.00%, 06/15/20	25	26,211
HSBC Bank USA N.A.,
4.88%, 08/24/20	242	248,996
HSBC Holdings PLC
2.65%, 01/05/22	250	242,290
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	400	393,176
3.60%, 05/25/23	100	99,561
3.90%, 05/25/26	275	270,592
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	300	299,718
4.00%, 03/30/22	115	116,879
4.04%, 03/13/28 (Call 03/13/27)(b)(c)	200	196,748
4.30%, 03/08/26	200	202,040
4.58%, 06/19/29 (Call 06/19/28)(b)(c)	250	254,237
4.88%, 01/14/22	174	180,835
5.10%, 04/05/21	150	156,337
5.25%, 03/14/44	200	212,594
6.10%, 01/14/42(a)	125	153,010
6.50%, 05/02/36	100	120,122
6.50%, 09/15/37	190	230,124
HSBC USA Inc.,
2.75%, 08/07/20(a)	250	247,915
Huntington National Bank (The),
2.38%, 03/10/20 (Call 02/10/20)	250	246,585
ING Groep NV
3.15%, 03/29/22	275	270,110
3.95%, 03/29/27(a)	25	24,546

40

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
JPMorgan Chase & Co.
2.20%, 10/22/19	$100	$99,217
2.25%, 01/23/20 (Call 12/23/19)	325	321,282
2.30%, 08/15/21 (Call 08/15/20)	287	278,158
2.55%, 03/01/21 (Call 02/01/21)	150	147,131
2.70%, 05/18/23 (Call 03/18/23)	150	144,233
2.75%, 06/23/20 (Call 05/23/20)	124	123,130
2.78%, 04/25/23 (Call 04/25/22)(b)(c)	25	24,238
2.95%, 10/01/26 (Call 07/01/26)	200	186,390
3.13%, 01/23/25 (Call 10/23/24)	99	95,074
3.20%, 01/25/23(a)	176	173,191
3.20%, 06/15/26 (Call 03/15/26)	25	23,767
3.25%, 09/23/22	300	297,864
3.30%, 04/01/26 (Call 01/01/26)	100	95,869
3.63%, 05/13/24	95	94,412
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	450	438,511
3.88%, 02/01/24(a)	25	25,273
3.90%, 07/15/25 (Call 04/15/25)	400	400,040
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	65	60,093
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	125	116,579
4.35%, 08/15/21	40	41,057
4.40%, 07/22/20(a)	100	102,258
4.50%, 01/24/22	225	232,382
4.63%, 05/10/21	197	203,375
4.85%, 02/01/44	15	15,921
5.40%, 01/06/42	100	113,274
5.50%, 10/15/40	25	28,658
5.60%, 07/15/41	167	193,172
6.40%, 05/15/38	170	213,664
KeyBank N.A./Cleveland OH,
2.25%, 03/16/20	242	238,438
Lloyds Bank PLC,
2.70%, 08/17/20	200	197,672
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(b)(c)	200	191,370
3.00%, 01/11/22	10	9,778
4.38%, 03/22/28	200	197,706
4.45%, 05/08/25	200	202,208
Manufacturers & Traders Trust Co.,
2.10%, 02/06/20 (Call 01/06/20)	250	246,227
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	239,887
2.67%, 07/25/22	100	96,327
3.00%, 02/22/22	25	24,481
3.29%, 07/25/27	250	236,562
3.46%, 03/02/23	100	98,829
3.54%, 07/26/21	50	50,071
3.68%, 02/22/27	50	48,811
3.78%, 03/02/25	75	74,425
3.85%, 03/01/26	150	148,590
4.29%, 07/26/38	50	50,402
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	183,398
2.95%, 02/28/22	25	24,383
3.17%, 09/11/27(a)	150	139,995
Morgan Stanley
2.50%, 04/21/21	325	317,161
2.63%, 11/17/21	300	291,828
2.65%, 01/27/20	70	69,544
2.75%, 05/19/22	500	484,890
2.80%, 06/16/20	232	230,244
3.13%, 07/27/26	150	140,045

Security	Par (000)	Value
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	$350	$332,727
3.63%, 01/20/27	200	192,318
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	250	248,667
3.75%, 02/25/23	289	288,997
3.88%, 01/27/26	200	197,352
4.00%, 07/23/25	250	250,022
4.30%, 01/27/45	165	160,425
4.38%, 01/22/47	275	271,582
5.50%, 01/26/20(a)	182	188,011
5.50%, 07/24/20	250	260,315
5.50%, 07/28/21	309	326,792
5.63%, 09/23/19	100	102,914
6.38%, 07/24/42	138	173,764
7.25%, 04/01/32	50	64,151
Series F,
3.88%, 04/29/24	177	176,855
MUFG Americas Holdings Corp.,
3.00%, 02/10/25 (Call 01/10/25)	49	46,739
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	225,765
2.63%, 01/14/21	500	490,665
2.80%, 01/10/22	100	97,496
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	75	73,523
2.20%, 11/02/20 (Call 10/02/20)	250	243,495
Northern Trust Corp.
2.38%, 08/02/22	73	70,384
3.38%, 08/23/21	93	93,409
3.95%, 10/30/25	50	50,677
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)(d)	250	244,845
2.15%, 04/29/21 (Call 03/30/21)(d)	250	242,447
2.60%, 07/21/20 (Call 06/21/20)(d)	250	247,260
4.20%, 11/01/25 (Call 10/02/25)(d)	250	254,790
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(d)	65	61,790
3.30%, 03/08/22 (Call 02/06/22)(d)	90	89,619
3.90%, 04/29/24 (Call 03/29/24)(d)	225	224,482
5.13%, 02/08/20(d)	67	68,994
Royal Bank of Canada
2.13%, 03/02/20	25	24,626
2.15%, 10/26/20	230	224,931
2.50%, 01/19/21(a)	200	196,210
4.65%, 01/27/26(a)	130	132,843
Santander UK PLC
2.38%, 03/16/20	252	248,341
4.00%, 03/13/24	67	67,997
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	246,420
2.80%, 03/11/22	280	273,384
State Street Corp.
1.95%, 05/19/21	100	96,698
2.55%, 08/18/20	62	61,410
2.65%, 05/19/26(a)	55	51,288
3.10%, 05/15/23	80	78,546
3.30%, 12/16/24	150	147,654
3.55%, 08/18/25	50	49,941
3.70%, 11/20/23	50	50,578
4.38%, 03/07/21	120	123,463

41

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	$250	$247,080
2.45%, 10/20/20(a)	242	237,032
3.95%, 07/19/23	250	252,517
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	200	197,354
3.01%, 10/19/26	100	93,070
3.10%, 01/17/23	40	38,932
3.35%, 10/18/27(a)	100	95,039
3.36%, 07/12/27	100	95,222
3.45%, 01/11/27	220	211,262
3.78%, 03/09/26	155	152,804
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)(a)	25	24,692
2.45%, 08/01/22 (Call 07/01/22)	150	144,074
Svenska Handelsbanken AB
2.40%, 10/01/20	350	343,161
2.45%, 03/30/21	350	341,722
Toronto-Dominion Bank (The)
1.80%, 07/13/21	100	95,935
1.85%, 09/11/20(a)	225	218,851
2.13%, 04/07/21	283	274,796
2.25%, 11/05/19(a)	67	66,482
2.50%, 12/14/20	134	131,786
3.63%, 09/15/31 (Call 09/15/26)(b)(c)	50	47,175
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	376	367,600
3.00%, 03/15/22 (Call 02/15/22)	104	102,784
3.10%, 04/27/26 (Call 03/27/26)	150	141,603
3.60%, 09/11/24 (Call 08/11/24)	100	99,004
3.70%, 01/30/24 (Call 12/29/23)	75	75,591
Series V,
2.38%, 07/22/26 (Call 06/22/26)	180	163,519
2.63%, 01/24/22 (Call 12/23/21)	25	24,416
U.S. Bank N.A./Cincinnati OH,
2.35%, 01/23/20 (Call 12/23/19)	400	396,020
UBS AG/Stamford CT,
2.35%, 03/26/20	250	247,037
Wachovia Corp.,
5.50%, 08/01/35	100	109,492
Wells Fargo & Co.
2.10%, 07/26/21	275	265,174
2.50%, 03/04/21	125	122,329
2.55%, 12/07/20	13	12,784
2.60%, 07/22/20	250	247,270
3.00%, 01/22/21(a)	145	143,997
3.00%, 02/19/25	320	303,814
3.00%, 04/22/26	283	264,512
3.00%, 10/23/26	25	23,218
3.07%, 01/24/23 (Call 01/24/22)	150	146,397
3.30%, 09/09/24	170	165,473
3.50%, 03/08/22(a)	217	216,831
4.10%, 06/03/26	275	271,824
4.13%, 08/15/23	24	24,152
4.30%, 07/22/27	525	522,758
4.40%, 06/14/46	25	23,888
4.48%, 01/16/24	79	80,770
4.60%, 04/01/21	212	218,485
4.75%, 12/07/46	200	201,136
4.90%, 11/17/45	125	128,111
5.61%, 01/15/44(a)	375	421,657
Series M, 3.45%, 02/13/23	255	250,012
Series N, 2.15%, 01/30/20	147	144,932

Security	Par (000)	Value
Wells Fargo Bank N.A.,
2.15%, 12/06/19	$250	$247,292
Westpac Banking Corp.
2.00%, 08/19/21(a)	200	191,568
2.10%, 05/13/21	125	120,676
2.65%, 01/25/21	200	196,612
2.70%, 08/19/26(a)	50	45,621
2.80%, 01/11/22	100	97,614
2.85%, 05/13/26	150	138,953
3.05%, 05/15/20	150	149,746
3.35%, 03/08/27	175	166,995
4.88%, 11/19/19	95	97,269

		47,744,745
BEVERAGES — 4.9%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	315	304,107
2.65%, 02/01/21 (Call 01/01/21)(a)	440	434,368
3.30%, 02/01/23 (Call 12/01/22)	524	520,238
3.65%, 02/01/26 (Call 11/01/25)(a)	582	571,297
3.70%, 02/01/24	95	95,546
4.63%, 02/01/44	145	145,521
4.70%, 02/01/36 (Call 08/01/35)	440	454,080
4.90%, 02/01/46 (Call 08/01/45)	710	741,453
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	230	222,502
3.75%, 01/15/22	200	202,710
3.75%, 07/15/42	177	158,434
4.00%, 04/13/28 (Call 01/13/28)	100	100,100
4.44%, 10/06/48 (Call 04/06/48)	30	29,307
4.60%, 04/15/48 (Call 10/15/47)	150	150,219
4.75%, 04/15/58 (Call 10/15/57)	75	75,500
8.20%, 01/15/39	97	139,555
Brown-Forman Corp.,
4.50%, 07/15/45 (Call 01/15/45)	34	36,040
Coca-Cola Co. (The)
1.88%, 10/27/20	55	53,794
2.25%, 09/01/26	30	27,169
2.45%, 11/01/20	159	157,897
2.50%, 04/01/23	100	96,803
2.55%, 06/01/26	50	46,403
2.88%, 10/27/25	100	95,946
2.90%, 05/25/27(a)	125	118,447
3.15%, 11/15/20(a)	175	175,828
3.20%, 11/01/23	25	24,867
3.30%, 09/01/21	101	101,846
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	100	96,643
3.88%, 04/29/43 (Call 10/29/42)(a)	30	29,082
5.88%, 09/30/36	150	181,753
Diageo Investment Corp.,
4.25%, 05/11/42(a)	54	55,331
PepsiCo Inc.
1.35%, 10/04/19	50	49,232
2.15%, 10/14/20 (Call 09/14/20)	200	196,626
2.25%, 05/02/22 (Call 04/02/22)	250	241,635
2.75%, 03/05/22	100	98,875
2.75%, 03/01/23(a)	220	215,301
2.85%, 02/24/26 (Call 11/24/25)(a)	100	95,361
3.00%, 10/15/27 (Call 07/15/27)(a)	75	71,717
3.10%, 07/17/22 (Call 05/17/22)	25	24,978
3.13%, 11/01/20	100	100,347
3.45%, 10/06/46 (Call 04/06/46)	100	90,689
4.00%, 03/05/42	62	61,610

42

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.00%, 05/02/47 (Call 11/02/46)(a)	$40	$39,594
4.25%, 10/22/44 (Call 04/22/44)(a)	75	76,930
4.45%, 04/14/46 (Call 10/14/45)	100	105,942
4.50%, 01/15/20	50	51,200
4.60%, 07/17/45 (Call 01/17/45)	75	81,046
5.50%, 01/15/40	50	59,805
Pepsi-Cola Metropolitan Bottling Co. Inc.,
Series B,
7.00%, 03/01/29	100	127,774

		7,431,448
BIOTECHNOLOGY — 1.1%
Gilead Sciences Inc.
2.35%, 02/01/20	222	219,873
2.50%, 09/01/23 (Call 07/01/23)	111	105,949
2.55%, 09/01/20	62	61,337
3.25%, 09/01/22 (Call 07/01/22)	5	4,975
3.50%, 02/01/25 (Call 11/01/24)	164	162,350
3.65%, 03/01/26 (Call 12/01/25)	25	24,799
3.70%, 04/01/24 (Call 01/01/24)	50	50,188
4.00%, 09/01/36 (Call 03/01/36)	50	48,617
4.15%, 03/01/47 (Call 09/01/46)	205	199,080
4.40%, 12/01/21 (Call 09/01/21)	80	82,534
4.50%, 04/01/21 (Call 01/01/21)	170	175,217
4.50%, 02/01/45 (Call 08/01/44)	150	152,344
4.60%, 09/01/35 (Call 03/01/35)	167	174,268
4.80%, 04/01/44 (Call 10/01/43)	85	89,618
5.65%, 12/01/41 (Call 06/01/41)	150	174,231

		1,725,380
CHEMICALS — 0.4%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	268	264,106
2.80%, 02/15/23	115	111,845
4.15%, 02/15/43(a)	54	50,603
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	32,659
2.45%, 02/15/22 (Call 11/15/21)	60	58,521
3.55%, 11/07/42 (Call 05/07/42)	50	46,678
4.50%, 08/15/19	89	90,658

		655,070
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	85	83,789
3.38%, 09/15/25 (Call 06/15/25)	77	76,561
Board of Trustees of The Leland Stanford Junior University (The),
3.65%, 05/01/48 (Call 11/01/47)	75	73,806
Massachusetts Institute of Technology
4.68%, 07/01/21	15	16,230
5.60%, 07/01/11	100	128,672
President and Fellows of Harvard College,
3.15%, 07/15/46 (Call 01/15/46)	75	65,454
Princeton University,
5.70%, 03/01/39	24	30,381
University of Southern California,
3.03%, 10/01/39	55	49,427

		524,320
COMPUTERS — 3.7%
Apple Inc. 1.55%, 02/07/20	190	186,637
2.00%, 05/06/20	108	106,555
2.15%, 02/09/22	120	116,298
2.25%, 02/23/21 (Call 01/23/21)	50	49,127
2.40%, 05/03/23	425	410,163

Security	Par (000)	Value
2.50%, 02/09/25	$133	$125,491
2.70%, 05/13/22	37	36,433
2.75%, 01/13/25 (Call 11/13/24)	100	95,933
2.85%, 05/06/21	517	515,573
2.85%, 02/23/23 (Call 12/23/22)	150	147,960
2.85%, 05/11/24 (Call 03/11/24)	150	145,815
2.90%, 09/12/27 (Call 06/12/27)	100	94,666
3.00%, 02/09/24 (Call 12/09/23)	150	147,705
3.00%, 06/20/27 (Call 03/20/27)	25	23,894
3.20%, 05/13/25	224	220,154
3.20%, 05/11/27 (Call 02/11/27)	150	145,589
3.25%, 02/23/26 (Call 11/23/25)	250	245,345
3.35%, 02/09/27 (Call 11/09/26)(a)	150	147,425
3.45%, 05/06/24	222	222,879
3.45%, 02/09/45	160	144,837
3.75%, 09/12/47 (Call 03/12/47)	25	23,785
3.75%, 11/13/47 (Call 05/13/47)	100	95,017
3.85%, 05/04/43	112	108,629
3.85%, 08/04/46 (Call 02/04/46)	100	96,586
4.25%, 02/09/47 (Call 08/09/46)	110	113,238
4.38%, 05/13/45	125	130,940
4.45%, 05/06/44	77	81,570
4.50%, 02/23/36 (Call 08/23/35)	20	21,709
4.65%, 02/23/46 (Call 08/23/45)	300	327,123
IBM Credit LLC
2.65%, 02/05/21	100	98,955
3.00%, 02/06/23	150	147,864
International Business Machines Corp.
1.63%, 05/15/20	197	192,648
2.88%, 11/09/22	160	156,973
2.90%, 11/01/21	100	99,188
3.30%, 01/27/27(a)	100	97,548
3.45%, 02/19/26(a)	103	101,719
3.63%, 02/12/24	150	150,910
4.00%, 06/20/42	185	182,171
7.00%, 10/30/25	40	48,223
8.38%, 11/01/19(a)	20	21,333

		5,624,608
COSMETICS & PERSONAL CARE — 1.0%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	79	74,964
2.30%, 05/03/22	35	34,049
3.70%, 08/01/47 (Call 02/01/47)(a)	50	47,220
4.00%, 08/15/45	125	122,632
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	24,574
3.15%, 03/15/27 (Call 12/15/26)	25	24,087
4.15%, 03/15/47 (Call 09/15/46)	25	25,552
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	81,681
2.30%, 02/06/22	107	104,058
2.45%, 11/03/26	70	64,838
2.70%, 02/02/26(a)	100	94,990
2.85%, 08/11/27	100	95,025
3.10%, 08/15/23	275	274,224
Unilever Capital Corp.
2.00%, 07/28/26	200	178,424
2.10%, 07/30/20	97	95,236

43

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.10%, 07/30/25	$100	$97,268
5.90%, 11/15/32	100	123,288

		1,562,110
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger Inc.,
4.60%, 06/15/45 (Call 12/15/44)	70	73,217

DIVERSIFIED FINANCIAL SERVICES — 4.0%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	275	264,456
2.65%, 12/02/22	250	240,550
3.00%, 10/30/24 (Call 09/29/24)	75	71,824
4.05%, 12/03/42	51	50,336
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	100	98,710
2.25%, 08/15/19	71	70,651
2.25%, 05/05/21 (Call 04/04/21)	150	146,097
2.38%, 05/26/20 (Call 04/25/20)	300	295,887
2.70%, 03/03/22 (Call 01/31/22)	100	97,640
3.30%, 05/03/27 (Call 04/03/27)(a)	150	145,515
Series F,
2.60%, 09/14/20 (Call 08/14/20)	175	173,005
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	46,553
4.00%, 10/15/23	200	203,522
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	120	116,371
3.20%, 03/02/27 (Call 12/02/26)	75	71,942
3.20%, 01/25/28 (Call 10/25/27)	40	38,200
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	225	218,063
5.30%, 09/15/43 (Call 03/15/43)	45	53,141
Credit Suisse USA Inc.,
7.13%, 07/15/32	50	63,874
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	380	372,092
3.37%, 11/15/25	200	192,696
4.42%, 11/15/35	600	584,436
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	77	73,920
2.75%, 12/01/20 (Call 11/01/20)	35	34,694
3.10%, 09/15/27 (Call 06/15/27)(a)	145	136,983
3.75%, 12/01/25 (Call 09/01/25)	75	74,970
Invesco Finance PLC,
3.75%, 01/15/26	97	95,912
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	75	71,837
3.38%, 04/01/24	177	177,179
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	47,636
3.40%, 02/07/28 (Call 11/07/27)	50	48,569
4.02%, 11/01/32 (Call 05/01/32)	75	75,137
ORIX Corp.,
2.90%, 07/18/22	75	72,474
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	245	240,526
3.30%, 04/01/27 (Call 01/01/27)	95	91,036
5.60%, 12/01/19	57	58,906
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	325	319,160
3.15%, 12/14/25 (Call 09/14/25)	350	341,204
3.65%, 09/15/47 (Call 03/15/47)	45	42,968
4.15%, 12/14/35 (Call 06/14/35)	175	183,522
4.30%, 12/14/45 (Call 06/14/45)	200	210,832

		6,013,026

Security	Par (000)	Value
ELECTRIC — 4.1%
AEP Transmission Co. LLC,
3.75%, 12/01/47 (Call 06/01/47)	$65	$60,378
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	23,477
6.00%, 03/01/39	50	61,401
Series B,
3.70%, 12/01/47 (Call 06/01/47)	90	83,823
Ameren Illinois Co.,
3.70%, 12/01/47 (Call 06/01/47)	50	46,953
Arizona Public Service Co.,
4.35%, 11/15/45 (Call 05/15/45)	25	25,435
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	115	116,059
3.80%, 07/15/48 (Call 01/15/48)	50	45,872
4.50%, 02/01/45 (Call 08/01/44)	140	142,439
5.15%, 11/15/43 (Call 05/15/43)	25	27,733
6.13%, 04/01/36	80	98,462
CenterPoint Energy Houston Electric LLC,
3.55%, 08/01/42 (Call 02/01/42)	100	92,365
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	210	193,840
3.65%, 06/15/46 (Call 12/15/45)	125	115,484
3.75%, 08/15/47 (Call 02/15/47)	35	32,977
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	145	136,330
3.95%, 03/01/43 (Call 09/01/42)(a)	62	59,436
4.45%, 03/15/44 (Call 09/15/43)	45	46,248
4.50%, 12/01/45 (Call 06/01/45)	60	61,970
4.63%, 12/01/54 (Call 06/01/54)	75	77,016
Series 07-A,
6.30%, 08/15/37(a)	20	25,339
Series 08-B,
6.75%, 04/01/38	79	104,854
Consumers Energy Co.,
6.70%, 09/15/19	30	31,158
Delmarva Power & Light Co.,
3.50%, 11/15/23 (Call 08/15/23)	30	29,919
DTE Electric Co.,
3.70%, 03/15/45 (Call 09/15/44)	50	46,848
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	80	77,116
2.95%, 12/01/26 (Call 09/01/26)(a)	25	23,812
3.70%, 12/01/47 (Call 06/01/47)	30	27,953
3.88%, 03/15/46 (Call 09/15/45)	50	48,059
4.00%, 09/30/42 (Call 03/30/42)	75	73,673
4.25%, 12/15/41 (Call 06/15/41)	50	50,841
5.30%, 02/15/40	63	72,878
6.00%, 01/15/38	70	86,802
6.05%, 04/15/38	25	31,179
6.10%, 06/01/37	25	30,983
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	75	72,526
3.40%, 10/01/46 (Call 04/01/46)	75	66,250
6.40%, 06/15/38	95	123,032
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	39,360
3.00%, 09/15/21 (Call 06/15/21)	100	99,332
3.60%, 09/15/47 (Call 03/15/47)	10	9,118
4.15%, 12/01/44 (Call 06/01/44)	75	75,154
4.20%, 08/15/45 (Call 02/15/45)	70	70,286
Entergy Arkansas Inc.,
3.50%, 04/01/26 (Call 01/01/26)	4	3,946
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	23,302
3.13%, 12/01/25 (Call 06/01/25)	150	146,275
3.70%, 12/01/47 (Call 06/01/47)	40	37,832
3.95%, 03/01/48 (Call 09/01/47)	25	24,797
4.05%, 06/01/42 (Call 12/01/41)	100	100,326
4.05%, 10/01/44 (Call 04/01/44)	75	75,079

44

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.13%, 02/01/42 (Call 08/01/41)	$30	$30,347
4.13%, 06/01/48 (Call 12/01/47)	75	76,000
Georgia Power Co.
4.30%, 03/15/42	119	119,414
Series 10-C,
4.75%, 09/01/40	24	25,326
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,035
5.13%, 11/01/40 (Call 05/01/40)	59	67,234
MidAmerican Energy Co.,
3.50%, 10/15/24 (Call 07/15/24)	200	200,056
Northern States Power Co./MN,
3.60%, 09/15/47 (Call 03/15/47)	85	78,822
NSTAR Electric Co.,
3.20%, 05/15/27 (Call 02/15/27)	75	71,947
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	50	47,603
5.30%, 06/01/42 (Call 12/01/41)	70	80,793
7.00%, 09/01/22	20	22,652
7.00%, 05/01/32	25	32,244
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	22,654
3.50%, 10/01/20 (Call 07/01/20)(a)	100	99,736
3.95%, 12/01/47 (Call 06/01/47)(a)	100	87,950
4.00%, 12/01/46 (Call 06/01/46)	60	53,425
4.30%, 03/15/45 (Call 09/15/44)	85	78,675
5.13%, 11/15/43 (Call 05/15/43)(a)	85	85,828
5.40%, 01/15/40	45	46,699
5.80%, 03/01/37(a)	29	31,053
6.05%, 03/01/34	226	248,788
6.25%, 03/01/39	25	27,874
PacifiCorp
6.00%, 01/15/39	100	125,005
6.25%, 10/15/37	25	31,783
Public Service Co. of Colorado,
3.60%, 09/15/42 (Call 03/15/42)	29	27,106
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	44	42,023
3.80%, 03/01/46 (Call 09/01/45)	11	10,607
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	60	54,932
4.50%, 08/15/40(a)	55	56,967
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	80,074
4.00%, 04/01/47 (Call 10/01/46)	50	47,885
4.65%, 10/01/43 (Call 04/01/43)	80	83,629
5.50%, 03/15/40	149	166,993
6.05%, 03/15/39	25	30,144
Series 08-A,
5.95%, 02/01/38	37	43,962
Series C,
3.50%, 10/01/23 (Call 07/01/23)	25	24,901
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	118	120,759
8.88%, 11/15/38	81	125,082
Series A,
3.15%, 01/15/26 (Call 10/15/25)	10	9,645
3.50%, 03/15/27 (Call 12/15/26)	50	49,049
6.00%, 05/15/37	25	30,083
Series C,
4.00%, 11/15/46 (Call 05/15/46)(a)	100	95,941
Westar Energy Inc.,
4.13%, 03/01/42 (Call 09/01/41)	24	23,806

		6,203,258

Security	Par (000)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	$82	$80,573
2.63%, 02/15/23 (Call 11/15/22)	57	55,206

		135,779
ELECTRONICS — 0.2%
Honeywell International Inc.
1.40%, 10/30/19	25	24,581
1.80%, 10/30/19	100	98,815
1.85%, 11/01/21 (Call 10/01/21)	25	23,996
2.50%, 11/01/26 (Call 08/01/26)(a)	133	123,074
4.25%, 03/01/21	100	102,848

		373,314
FOOD — 0.0%
Hershey Co. (The),
2.30%, 08/15/26 (Call 05/15/26)	50	45,057

FOREST PRODUCTS & PAPER — 0.2%
Georgia-Pacific LLC
7.75%, 11/15/29	56	74,023
8.00%, 01/15/24	125	150,496

		224,519
GAS — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	15	14,157
4.13%, 10/15/44 (Call 04/15/44)	55	54,381
4.15%, 01/15/43 (Call 07/15/42)	70	69,114
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44 (Call 06/15/44)	25	25,003
ONE Gas Inc.,
4.66%, 02/01/44 (Call 08/01/43)	60	63,664
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	50	48,843
Series TT,
2.60%, 06/15/26 (Call 03/15/26)	115	106,066

		381,228
HAND & MACHINE TOOLS — 0.0%
Stanley Black & Decker Inc.,
2.90%, 11/01/22	70	68,594

HEALTH CARE — PRODUCTS — 1.1%
Covidien International Finance SA,
4.20%, 06/15/20	75	76,411
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)(a)	245	240,071
4.38%, 09/15/45 (Call 03/15/45)	25	26,155
Medtronic Global Holdings SCA,
3.35%, 04/01/27 (Call 01/01/27)	95	93,176
Medtronic Inc.
2.50%, 03/15/20	150	148,915
2.75%, 04/01/23 (Call 01/01/23)	50	48,585
3.15%, 03/15/22	65	64,670
3.50%, 03/15/25	350	348,579
4.13%, 03/15/21 (Call 12/15/20)	14	14,282
4.38%, 03/15/35	225	236,702
4.63%, 03/15/44 (Call 09/15/43)	140	150,611
4.63%, 03/15/45	95	103,074
5.55%, 03/15/40	90	106,289

		1,657,520
HEALTH CARE — SERVICES — 1.8%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	147	141,351
2.80%, 06/15/23 (Call 04/15/23)	15	14,372
3.88%, 08/15/47 (Call 02/15/47)	75	66,988
4.13%, 06/01/21 (Call 03/01/21)	17	17,273

45

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.13%, 11/15/42 (Call 05/15/42)	$100	$92,076
6.63%, 06/15/36	50	61,737
6.75%, 12/15/37	75	94,168
Ascension Health,
3.95%, 11/15/46	65	63,484
Coventry Health Care Inc.,
5.45%, 06/15/21 (Call 03/15/21)	34	35,634
Duke University Health System Inc.,
Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	25	24,467
Howard Hughes Medical Institute,
3.50%, 09/01/23	82	82,913
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	50	47,795
4.15%, 05/01/47 (Call 11/01/46)	150	151,282
4.88%, 04/01/42	45	49,796
New York and Presbyterian Hospital (The),
4.02%, 08/01/45	40	39,342
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	25	22,787
4.26%, 11/01/47 (Call 11/01/46)	50	47,211
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	100	97,408
2.70%, 07/15/20	162	161,146
2.88%, 03/15/23	4	3,907
3.10%, 03/15/26	30	28,809
3.38%, 11/15/21 (Call 08/15/21)	100	100,463
3.38%, 04/15/27	75	72,992
3.45%, 01/15/27	50	49,006
3.75%, 07/15/25	200	200,898
3.75%, 10/15/47 (Call 04/15/47)	50	46,977
3.95%, 10/15/42 (Call 04/15/42)	50	48,481
4.20%, 01/15/47 (Call 07/15/46)	25	25,181
4.25%, 03/15/43 (Call 09/15/42)	20	20,136
4.38%, 03/15/42 (Call 09/15/41)	50	51,458
4.63%, 07/15/35	100	107,749
4.63%, 11/15/41 (Call 05/15/41)	100	106,595
4.75%, 07/15/45	225	245,812
5.80%, 03/15/36	150	179,463
6.50%, 06/15/37	50	64,167
6.88%, 02/15/38	95	127,884

		2,791,208
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)(a)	45	38,888
6.63%, 08/01/37(a)	29	38,644

		77,532
INSURANCE — 2.9%
Aflac Inc.,
3.63%, 11/15/24	152	151,091
Allstate Corp. (The)
3.15%, 06/15/23	57	56,245
3.28%, 12/15/26 (Call 09/15/26)	100	96,359
4.50%, 06/15/43	174	179,006
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	45	45,013
3.00%, 05/15/22	81	80,789
4.30%, 05/15/43(a)	73	74,468
4.40%, 05/15/42(a)	225	232,834
5.75%, 01/15/40	12	14,454
Berkshire Hathaway Inc.
2.10%, 08/14/19	10	9,951
2.20%, 03/15/21 (Call 02/15/21)	115	112,930
2.75%, 03/15/23 (Call 01/15/23)	50	48,880
3.00%, 02/11/23(a)	45	44,615

Security	Par (000)	Value
3.13%, 03/15/26 (Call 12/15/25)(a)	$25	$24,151
4.50%, 02/11/43	100	105,224
Chubb Corp. (The),
6.00%, 05/11/37	24	29,322
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	200	196,070
3.15%, 03/15/25	57	55,261
3.35%, 05/15/24	45	44,387
3.35%, 05/03/26 (Call 02/03/26)	50	48,713
4.35%, 11/03/45 (Call 05/03/45)	25	25,750
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	167	160,330
4.13%, 05/15/43 (Call 11/15/42)	120	112,158
Manulife Financial Corp.
4.15%, 03/04/26	170	170,374
5.38%, 03/04/46	25	28,116
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	56,250
2.75%, 01/30/22 (Call 12/30/21)	3	2,928
3.50%, 03/10/25 (Call 12/10/24)	125	122,812
3.75%, 03/14/26 (Call 12/14/25)(a)	100	99,506
4.80%, 07/15/21 (Call 04/15/21)(a)	11	11,402
MetLife Inc.
3.00%, 03/01/25	150	143,257
3.60%, 04/10/24	165	165,535
3.60%, 11/13/25 (Call 08/13/25)	32	31,579
4.05%, 03/01/45	93	87,849
4.13%, 08/13/42	61	58,409
4.60%, 05/13/46 (Call 11/13/45)	20	20,536
4.88%, 11/13/43	75	79,741
5.70%, 06/15/35	100	114,569
6.38%, 06/15/34	125	151,636
6.50%, 12/15/32	15	18,461
Series D,
4.37%, 09/15/23	87	90,361
Progressive Corp. (The),
2.45%, 01/15/27	200	181,508
Prudential Financial Inc.
3.50%, 05/15/24(a)	50	49,863
3.88%, 03/27/28 (Call 12/27/27)(a)	100	99,743
3.91%, 12/07/47 (Call 06/07/47)	100	92,385
3.94%, 12/07/49 (Call 06/07/49)	68	62,690
4.60%, 05/15/44	50	51,346
5.70%, 12/14/36(a)	25	28,674
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	115,737
4.60%, 08/01/43	40	41,916
5.35%, 11/01/40	81	93,915
6.25%, 06/15/37	70	87,926
Travelers Property Casualty Corp.,
6.38%, 03/15/33	34	42,147

		4,349,172
INTERNET — 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	198,378
2.80%, 06/06/23 (Call 05/06/23)	215	206,851
3.60%, 11/28/24 (Call 08/28/24)(a)	200	196,826
4.20%, 12/06/47 (Call 06/06/47)	200	187,284
4.50%, 11/28/34 (Call 05/28/34)	200	199,264
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	105	94,449
3.38%, 02/25/24	27	27,263
3.63%, 05/19/21	165	168,265

46

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Amazon.com Inc.
1.90%, 08/21/20	$100	$97,985
2.40%, 02/22/23 (Call 01/22/23)	250	240,565
3.15%, 08/22/27 (Call 05/22/27)	100	96,314
3.88%, 08/22/37 (Call 02/22/37)	150	149,279
4.05%, 08/22/47 (Call 02/22/47)	250	248,052
4.25%, 08/22/57 (Call 02/22/57)	125	126,225
4.80%, 12/05/34 (Call 06/05/34)	50	55,319
4.95%, 12/05/44 (Call 06/05/44)(a)	100	113,144
5.20%, 12/03/25 (Call 09/03/25)	150	165,209
Baidu Inc.
3.50%, 11/28/22	194	190,863
3.63%, 07/06/27	100	94,199

		2,855,734
MACHINERY — 1.3%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	72	70,740
4.38%, 05/08/42	112	115,331
Caterpillar Financial Services Corp.
2.40%, 06/06/22	25	24,200
2.55%, 11/29/22	60	58,023
2.85%, 06/01/22(a)	45	44,294
3.75%, 11/24/23	35	35,520
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	97,478
3.40%, 05/15/24 (Call 02/15/24)	95	94,782
3.80%, 08/15/42	150	143,950
3.90%, 05/27/21(a)	150	153,469
4.75%, 05/15/64 (Call 11/15/63)	50	52,616
5.20%, 05/27/41	95	109,853
Cummins Inc.,
3.65%, 10/01/23 (Call 07/01/23)	67	67,427
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	126	123,008
3.90%, 06/09/42 (Call 12/09/41)	114	112,152
4.38%, 10/16/19(a)	175	177,996
5.38%, 10/16/29	75	85,160
John Deere Capital Corp.
1.95%, 06/22/20	100	98,112
2.05%, 03/10/20	34	33,483
2.15%, 09/08/22	50	47,721
2.65%, 01/06/22	25	24,549
2.65%, 06/10/26	25	23,243
2.80%, 03/04/21	38	37,659
3.35%, 06/12/24	50	49,512
3.90%, 07/12/21(a)	140	142,870

		2,023,148
MANUFACTURING — 2.0%
3M Co.
2.00%, 06/26/22	50	48,109
2.25%, 03/15/23 (Call 02/15/23)	50	48,112
2.25%, 09/19/26 (Call 06/19/26)	25	22,702
2.88%, 10/15/27 (Call 07/15/27)	25	23,649
3.00%, 08/07/25	282	274,925
3.63%, 10/15/47 (Call 04/15/47)	25	23,580
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	148,029
2.70%, 10/09/22	225	217,962
3.10%, 01/09/23	125	122,520
4.13%, 10/09/42	120	110,980

Security	Par (000)	Value
4.50%, 03/11/44(a)	$202	$198,214
4.63%, 01/07/21	175	180,315
4.65%, 10/17/21	75	77,944
5.30%, 02/11/21	135	141,215
5.50%, 01/08/20	75	77,479
5.55%, 05/04/20	125	129,919
5.88%, 01/14/38	300	344,841
6.00%, 08/07/19	10	10,308
6.15%, 08/07/37	25	29,429
6.88%, 01/10/39(a)	150	191,439
Series A,
6.75%, 03/15/32	40	49,408
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	225	208,888
3.50%, 03/01/24 (Call 12/01/23)	57	57,376
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	150	144,151
3.30%, 11/21/24 (Call 08/21/24)	72	70,728
4.10%, 03/01/47 (Call 09/01/46)	25	24,495
4.20%, 11/21/34 (Call 05/21/34)	50	50,792
4.45%, 11/21/44 (Call 05/21/44)	75	77,713

		3,105,222
MEDIA — 2.8%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	44,321
2.85%, 01/15/23	101	98,196
3.00%, 02/01/24 (Call 01/01/24)	25	24,079
3.13%, 07/15/22	200	197,340
3.15%, 03/01/26 (Call 12/01/25)	125	118,794
3.15%, 02/15/28 (Call 11/15/27)	50	46,683
3.20%, 07/15/36 (Call 01/15/36)	153	130,657
3.30%, 02/01/27 (Call 11/01/26)(a)	250	238,010
3.38%, 02/15/25 (Call 11/15/24)	25	24,246
3.38%, 08/15/25 (Call 05/15/25)	185	179,041
3.40%, 07/15/46 (Call 01/15/46)	113	93,415
3.60%, 03/01/24	90	89,217
3.97%, 11/01/47 (Call 05/01/47)	129	116,527
4.00%, 08/15/47 (Call 02/15/47)(a)	20	18,257
4.00%, 03/01/48 (Call 09/01/47)	75	68,260
4.00%, 11/01/49 (Call 05/01/49)	176	158,875
4.05%, 11/01/52 (Call 05/01/52)	109	97,942
4.20%, 08/15/34 (Call 02/15/34)	55	53,596
4.25%, 01/15/33	175	174,956
4.40%, 08/15/35 (Call 02/15/35)	125	124,515
4.50%, 01/15/43	110	106,806
4.60%, 08/15/45 (Call 02/15/45)	150	148,216
4.65%, 07/15/42	125	124,460
4.75%, 03/01/44	82	82,920
5.65%, 06/15/35	50	56,008
6.40%, 05/15/38	35	42,409
6.50%, 11/15/35	25	30,574
6.95%, 08/15/37	50	63,615
7.05%, 03/15/33	25	31,556
NBCUniversal Media LLC
2.88%, 01/15/23	57	55,432
4.38%, 04/01/21(a)	150	153,895
4.45%, 01/15/43	45	43,441
5.15%, 04/30/20	145	149,839
5.95%, 04/01/41	25	29,175

47

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Walt Disney Co. (The)
1.85%, 07/30/26	$114	$100,229
1.95%, 03/04/20	200	196,880
2.15%, 09/17/20	100	98,084
2.30%, 02/12/21	25	24,512
2.35%, 12/01/22(a)	64	61,801
2.95%, 06/15/27(a)	100	95,214
3.00%, 02/13/26	200	192,286
3.00%, 07/30/46	95	77,659
3.70%, 12/01/42	25	23,109
4.13%, 06/01/44(a)	25	24,831
Series E,
4.13%, 12/01/41	89	87,658

		4,197,536
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	92	88,843
3.25%, 06/15/25 (Call 03/15/25)	107	104,297
3.90%, 01/15/43 (Call 07/15/42)	7	6,801

		199,941
MINING — 0.5%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	111	109,342
5.00%, 09/30/43	250	284,225
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	35,228
5.20%, 11/02/40	75	85,397
7.13%, 07/15/28	97	122,034
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	85	85,088
4.75%, 03/22/42 (Call 09/22/41)	25	27,010

		748,324
OIL & GAS — 5.3%
BP Capital Markets PLC
2.50%, 11/06/22	150	144,712
2.52%, 01/15/20(a)	200	198,660
2.75%, 05/10/23	100	96,693
3.02%, 01/16/27 (Call 10/16/26)	141	133,672
3.12%, 05/04/26 (Call 02/04/26)	105	100,550
3.22%, 11/28/23 (Call 09/28/23)	185	181,781
3.22%, 04/14/24 (Call 02/14/24)	100	97,874
3.28%, 09/19/27 (Call 06/19/27)	175	168,770
3.51%, 03/17/25	125	123,978
3.56%, 11/01/21	250	252,102
3.59%, 04/14/27 (Call 01/14/27)	100	98,876
3.72%, 11/28/28 (Call 08/28/28)(a)	75	74,775
3.81%, 02/10/24	45	45,474
4.50%, 10/01/20	72	74,014
4.74%, 03/11/21	12	12,469
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	295	291,112
2.10%, 05/16/21 (Call 04/15/21)(a)	315	307,846
2.36%, 12/05/22 (Call 09/05/22)	25	24,103
2.90%, 03/03/24 (Call 01/03/24)	120	116,975
2.95%, 05/16/26 (Call 02/16/26)	175	167,849
3.33%, 11/17/25 (Call 08/17/25)	200	197,554
Conoco Funding Co.,
7.25%, 10/15/31	89	114,126

Security	Par (000)	Value
ConocoPhillips
5.90%, 10/15/32	$100	$116,918
5.90%, 05/15/38	25	30,003
6.50%, 02/01/39	185	238,021
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	7	6,956
4.95%, 03/15/26 (Call 12/15/25)(a)	225	241,985
5.95%, 03/15/46 (Call 09/15/45)(a)	50	63,455
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	103	101,698
2.22%, 03/01/21 (Call 02/01/21)	150	147,300
2.71%, 03/06/25 (Call 12/06/24)	265	255,052
2.73%, 03/01/23 (Call 01/01/23)	125	122,575
3.18%, 03/15/24 (Call 12/15/23)	101	100,640
3.57%, 03/06/45 (Call 09/06/44)(a)	75	70,409
4.11%, 03/01/46 (Call 09/01/45)	125	128,102
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	113	109,755
3.13%, 02/15/22 (Call 11/15/21)	100	99,536
3.40%, 04/15/26 (Call 01/15/26)	130	127,864
4.10%, 02/15/47 (Call 08/15/46)(a)	90	88,922
4.40%, 04/15/46 (Call 10/15/45)	75	77,092
4.63%, 06/15/45 (Call 12/15/44)	165	173,534
Series 1,
4.10%, 02/01/21 (Call 11/01/20)	50	51,065
Shell International Finance BV
1.38%, 09/12/19(a)	100	98,415
1.75%, 09/12/21	175	168,075
1.88%, 05/10/21	225	218,153
2.13%, 05/11/20	175	172,697
2.25%, 11/10/20	120	118,014
2.25%, 01/06/23	125	119,801
2.38%, 08/21/22	50	48,453
2.88%, 05/10/26(a)	125	119,153
3.40%, 08/12/23(a)	100	100,294
3.63%, 08/21/42	20	18,593
3.75%, 09/12/46	105	99,788
4.00%, 05/10/46	300	296,343
4.13%, 05/11/35	100	102,539
4.30%, 09/22/19	50	50,841
4.38%, 03/25/20	50	51,177
4.55%, 08/12/43	132	141,635
6.38%, 12/15/38	190	248,497
Total Capital Canada Ltd.,
2.75%, 07/15/23	101	97,899
Total Capital International SA
2.70%, 01/25/23	75	73,019
2.88%, 02/17/22(a)	4	3,957
3.70%, 01/15/24	78	78,772
3.75%, 04/10/24	100	101,201
Total Capital SA
4.25%, 12/15/21	2	2,067
4.45%, 06/24/20	200	205,276

		8,109,506
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	50	49,869
5.13%, 09/15/40	35	37,372
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	200	183,788

48

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Schlumberger Investment SA,
3.65%, 12/01/23 (Call 09/01/23)	$120	$120,907

		391,936
PHARMACEUTICALS — 4.7%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	75	71,057
4.30%, 12/15/47 (Call 06/15/47)	150	134,221
AstraZeneca PLC
1.95%, 09/18/19	150	148,318
2.38%, 06/12/22 (Call 05/12/22)(a)	300	288,318
6.45%, 09/15/37	275	344,352
Bayer U.S. Finance II LLC
4.40%, 07/15/44 (Call 01/15/44)(e)	25	23,990
4.70%, 07/15/64 (Call 01/15/64)(e)	19	17,314
Bristol-Myers Squibb Co.
3.25%, 02/27/27(a)	40	38,960
3.25%, 08/01/42	70	61,225
4.50%, 03/01/44 (Call 09/01/43)(a)	99	105,711
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	157	149,392
5.55%, 03/15/37	18	21,589
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	175	170,597
3.13%, 05/14/21	50	50,044
3.38%, 05/15/23	100	99,555
3.63%, 05/15/25	100	100,208
3.88%, 05/15/28	100	101,296
4.20%, 03/18/43(a)	50	50,585
5.38%, 04/15/34	50	57,359
6.38%, 05/15/38	165	215,008
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	95	93,468
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	150	143,638
2.25%, 03/03/22 (Call 02/03/22)	50	48,752
2.45%, 03/01/26 (Call 12/01/25)	125	117,745
2.63%, 01/15/25 (Call 11/15/24)	15	14,456
2.90%, 01/15/28 (Call 10/15/27)	200	191,620
2.95%, 03/03/27 (Call 12/03/26)	75	72,569
3.38%, 12/05/23(a)	25	25,256
3.40%, 01/15/38 (Call 07/15/37)	50	47,412
3.55%, 03/01/36 (Call 09/01/35)	130	126,207
3.63%, 03/03/37 (Call 09/03/36)	125	122,235
3.70%, 03/01/46 (Call 09/01/45)	130	126,773
3.75%, 03/03/47 (Call 09/03/46)	65	63,965
4.38%, 12/05/33 (Call 06/05/33)	72	77,708
4.50%, 09/01/40	110	119,534
4.50%, 12/05/43 (Call 06/05/43)(a)	25	27,485
5.95%, 08/15/37	117	150,132
Mead Johnson Nutrition Co.,
4.13%, 11/15/25 (Call 08/15/25)	125	127,764
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	145	140,747
2.75%, 02/10/25 (Call 11/10/24)	240	231,154
3.60%, 09/15/42 (Call 03/15/42)	75	71,425
3.70%, 02/10/45 (Call 08/10/44)	125	120,944
3.88%, 01/15/21 (Call 10/15/20)	250	254,322
Novartis Capital Corp.
1.80%, 02/14/20	150	147,621
2.40%, 05/17/22 (Call 04/17/22)	75	72,799
2.40%, 09/21/22	164	158,455
3.00%, 11/20/25 (Call 08/20/25)	100	96,593

Security	Par (000)	Value
3.10%, 05/17/27 (Call 02/17/27)	$105	$101,199
3.40%, 05/06/24	104	103,688
3.70%, 09/21/42	73	70,694
4.00%, 11/20/45 (Call 05/20/45)	65	65,849
4.40%, 05/06/44	120	129,370
Pfizer Inc.
1.70%, 12/15/19	185	182,258
2.75%, 06/03/26	50	47,516
3.00%, 06/15/23	192	190,458
3.00%, 12/15/26(a)	75	72,370
3.40%, 05/15/24(a)	200	201,016
4.13%, 12/15/46	75	76,903
4.40%, 05/15/44	175	185,689
7.20%, 03/15/39	172	240,717
Sanofi,
4.00%, 03/29/21	200	204,744
Wyeth LLC
5.95%, 04/01/37	50	61,594
6.00%, 02/15/36	25	30,741

		7,204,684
PIPELINES — 0.6%
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	82	78,855
3.80%, 10/01/20	102	103,211
4.63%, 03/01/34 (Call 12/01/33)	150	151,473
4.75%, 05/15/38 (Call 11/15/37)	100	102,746
4.88%, 01/15/26 (Call 10/15/25)	75	78,894
5.00%, 10/16/43 (Call 04/16/43)	13	13,536
5.85%, 03/15/36	20	22,679
6.10%, 06/01/40	112	130,861
6.20%, 10/15/37	125	147,520
7.25%, 08/15/38	25	32,096
7.63%, 01/15/39	45	60,431

		922,302
REAL ESTATE — 0.2%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	75	74,772
4.25%, 08/15/23 (Call 05/15/23)(a)	175	180,045

		254,817
REAL ESTATE INVESTMENT TRUSTS — 0.9%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	100	101,280
4.63%, 12/15/21 (Call 09/15/21)	112	115,865
Federal Realty Investment Trust,
4.50%, 12/01/44 (Call 06/01/44)	50	50,534
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	75	71,993
3.09%, 09/15/27 (Call 06/15/27)	50	47,043
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	125	121,969
2.63%, 06/15/22 (Call 03/15/22)	50	48,555
2.75%, 02/01/23 (Call 11/01/22)	85	82,095
3.25%, 11/30/26 (Call 08/30/26)	41	39,179
3.30%, 01/15/26 (Call 10/15/25)	125	120,522
3.38%, 03/15/22 (Call 12/15/21)	100	99,808
3.38%, 10/01/24 (Call 07/01/24)	25	24,445
3.38%, 06/15/27 (Call 03/15/27)(a)	100	96,288
3.50%, 09/01/25 (Call 06/01/25)	100	97,798
3.75%, 02/01/24 (Call 11/01/23)	65	65,041
4.25%, 11/30/46 (Call 05/30/46)	25	24,502

49

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.75%, 03/15/42 (Call 09/15/41)	$14	$14,635
6.75%, 02/01/40 (Call 11/01/39)	110	143,309

		1,364,861
RETAIL — 3.9%
Costco Wholesale Corp.
1.70%, 12/15/19	37	36,483
1.75%, 02/15/20	57	56,070
2.15%, 05/18/21 (Call 04/18/21)	176	172,086
2.30%, 05/18/22 (Call 04/18/22)	152	147,516
3.00%, 05/18/27 (Call 02/18/27)	145	139,032
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	325	320,115
2.70%, 04/01/23 (Call 01/01/23)	150	146,946
2.80%, 09/14/27 (Call 06/14/27)(a)	125	117,134
3.50%, 09/15/56 (Call 03/15/56)	50	43,951
3.75%, 02/15/24 (Call 11/15/23)	90	91,758
3.90%, 06/15/47 (Call 12/15/46)	65	63,332
4.20%, 04/01/43 (Call 10/01/42)	79	80,270
4.25%, 04/01/46 (Call 10/01/45)	100	103,014
4.40%, 03/15/45 (Call 09/15/44)	155	162,415
4.88%, 02/15/44 (Call 08/15/43)	37	41,236
5.40%, 09/15/40 (Call 03/15/40)	50	59,195
5.88%, 12/16/36	180	221,596
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	100	91,964
3.10%, 05/03/27 (Call 02/03/27)	150	143,162
3.12%, 04/15/22 (Call 01/15/22)	57	56,720
3.70%, 04/15/46 (Call 10/15/45)	105	96,504
3.80%, 11/15/21 (Call 08/15/21)	18	18,349
3.88%, 09/15/23 (Call 06/15/23)(a)	25	25,614
4.05%, 05/03/47 (Call 11/03/46)	100	97,400
4.38%, 09/15/45 (Call 03/15/45)	65	66,056
4.65%, 04/15/42 (Call 10/15/41)	129	136,299
Target Corp.
2.90%, 01/15/22	40	39,809
3.63%, 04/15/46	100	91,237
3.88%, 07/15/20	400	406,872
3.90%, 11/15/47 (Call 05/15/47)	90	85,861
4.00%, 07/01/42	155	150,888
TJX Companies Inc. (The),
2.25%, 09/15/26 (Call 06/15/26)	140	126,342
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	325	313,134
2.55%, 04/11/23 (Call 01/11/23)	239	231,371
3.13%, 06/23/21	150	150,411
3.30%, 04/22/24 (Call 01/22/24)	14	13,959
3.40%, 06/26/23 (Call 05/26/23)(a)	150	150,715
3.55%, 06/26/25 (Call 04/26/25)(a)	100	100,931
3.63%, 07/08/20	100	101,493
3.63%, 12/15/47 (Call 06/15/47)(a)	155	147,143
3.70%, 06/26/28 (Call 03/26/28)	100	100,872
3.95%, 06/28/38 (Call 12/28/37)	100	101,371
4.00%, 04/11/43 (Call 10/11/42)	80	80,155
4.05%, 06/29/48 (Call 12/29/47)	200	203,106
4.30%, 04/22/44 (Call 10/22/43)	175	183,006
5.25%, 09/01/35	100	116,773
5.63%, 04/15/41	75	92,923
7.55%, 02/15/30	100	134,892

		5,857,481

Security	Par (000)	Value
SEMICONDUCTORS — 2.1%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	$110	$108,868
3.30%, 04/01/27 (Call 01/01/27)	75	73,128
3.90%, 10/01/25 (Call 07/01/25)	25	25,474
4.30%, 06/15/21(a)	75	77,517
4.35%, 04/01/47 (Call 10/01/46)	75	76,907
5.10%, 10/01/35 (Call 04/01/35)	35	38,965
5.85%, 06/15/41	34	41,122
Intel Corp.
2.45%, 07/29/20	33	32,727
2.60%, 05/19/26 (Call 02/19/26)(a)	150	140,218
2.88%, 05/11/24 (Call 03/11/24)	295	286,743
3.10%, 07/29/22	1	997
3.15%, 05/11/27 (Call 02/11/27)(a)	175	169,780
3.30%, 10/01/21	350	352,646
3.70%, 07/29/25 (Call 04/29/25)	125	126,356
3.73%, 12/08/47 (Call 06/08/47)	97	92,838
4.00%, 12/15/32	75	77,314
4.10%, 05/19/46 (Call 11/19/45)	100	101,369
4.10%, 05/11/47 (Call 11/11/46)	50	50,726
4.25%, 12/15/42(a)	50	51,838
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	75	71,629
2.90%, 05/20/24 (Call 03/20/24)	225	213,619
3.00%, 05/20/22	148	145,349
3.25%, 05/20/27 (Call 02/20/27)(a)	250	235,762
3.45%, 05/20/25 (Call 02/20/25)	150	145,578
4.65%, 05/20/35 (Call 11/20/34)	50	50,351
4.80%, 05/20/45 (Call 11/20/44)(a)	108	108,496
Texas Instruments Inc.
1.65%, 08/03/19	145	143,457
4.15%, 05/15/48 (Call 11/15/47)(a)	75	76,954

		3,116,728
SOFTWARE — 5.4%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	49,145
4.75%, 02/01/20	125	128,360
Microsoft Corp.
1.10%, 08/08/19	100	98,587
1.55%, 08/08/21 (Call 07/08/21)	175	168,063
1.85%, 02/06/20	120	118,481
2.00%, 11/03/20 (Call 10/03/20)	550	540,138
2.00%, 08/08/23 (Call 06/08/23)	170	160,694
2.38%, 02/12/22 (Call 01/12/22)	50	48,875
2.65%, 11/03/22 (Call 09/03/22)	125	122,868
2.70%, 02/12/25 (Call 11/12/24)	94	90,565
2.88%, 02/06/24 (Call 12/06/23)	200	196,050
3.00%, 10/01/20	189	189,885
3.30%, 02/06/27 (Call 11/06/26)	245	242,111
3.45%, 08/08/36 (Call 02/08/36)	100	96,246
3.50%, 02/12/35 (Call 08/12/34)	200	194,564
3.50%, 11/15/42	40	37,776
3.63%, 12/15/23 (Call 09/15/23)	150	152,829
3.70%, 08/08/46 (Call 02/08/46)	400	388,580
3.75%, 02/12/45 (Call 08/12/44)	199	195,372
3.95%, 08/08/56 (Call 02/08/56)	150	149,592
4.10%, 02/06/37 (Call 08/06/36)	200	209,042
4.20%, 11/03/35 (Call 05/03/35)	97	102,393
4.45%, 11/03/45 (Call 05/03/45)	250	273,097
4.50%, 10/01/40	65	71,206

50

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.50%, 02/06/57 (Call 08/06/56)	$125	$137,445
4.88%, 12/15/43 (Call 06/15/43)	120	137,682
5.20%, 06/01/39	120	141,812
5.30%, 02/08/41	62	74,549
Series 30Y,
4.25%, 02/06/47 (Call 08/06/46)	97	103,174
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	250	241,427
2.25%, 10/08/19	100	99,495
2.50%, 05/15/22 (Call 03/15/22)	185	180,277
2.50%, 10/15/22	275	266,929
2.65%, 07/15/26 (Call 04/15/26)	236	220,629
2.95%, 05/15/25 (Call 02/15/25)	197	189,999
3.25%, 11/15/27 (Call 08/15/27)	272	263,930
3.25%, 05/15/30 (Call 02/15/30)	75	71,933
3.40%, 07/08/24 (Call 04/08/24)	95	94,547
3.63%, 07/15/23	172	174,042
3.80%, 11/15/37 (Call 05/15/37)	50	48,444
3.85%, 07/15/36 (Call 01/15/36)	200	195,586
3.88%, 07/15/20	50	50,930
3.90%, 05/15/35 (Call 11/15/34)	114	112,499
4.00%, 07/15/46 (Call 01/15/46)(a)	150	145,571
4.00%, 11/15/47 (Call 05/15/47)	150	146,016
4.13%, 05/15/45 (Call 11/15/44)	110	109,129
4.30%, 07/08/34 (Call 01/08/34)	172	178,020
4.38%, 05/15/55 (Call 11/15/54)	162	161,443
5.38%, 07/15/40	150	174,052
6.13%, 07/08/39(a)	100	125,530
6.50%, 04/15/38(a)	100	130,107
salesforce.com Inc.,
3.70%, 04/11/28 (Call 01/11/28)	150	150,545

		8,150,261
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV
3.13%, 07/16/22	250	244,172
4.38%, 07/16/42	194	189,918
6.38%, 03/01/35	25	29,601
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	150	144,778
2.20%, 02/28/21	25	24,525
2.45%, 06/15/20(a)	100	99,143
2.50%, 09/20/26 (Call 06/20/26)	195	181,563
2.60%, 02/28/23	125	121,552
3.63%, 03/04/24	89	90,428
4.45%, 01/15/20	217	222,011
5.50%, 01/15/40	198	239,493
5.90%, 02/15/39	90	112,915

		1,700,099
TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	125	122,751
3.00%, 04/01/25 (Call 01/01/25)	100	96,460
3.05%, 09/01/22 (Call 06/01/22)	75	74,275
3.40%, 09/01/24 (Call 06/01/24)	270	267,988
3.75%, 04/01/24 (Call 01/01/24)	100	101,003
3.85%, 09/01/23 (Call 06/01/23)	108	109,917
3.90%, 08/01/46 (Call 02/01/46)	50	48,361
4.05%, 06/15/48 (Call 12/15/47)	100	99,550
4.13%, 06/15/47 (Call 12/15/46)	100	100,336
4.15%, 04/01/45 (Call 10/01/44)	35	35,070
4.40%, 03/15/42 (Call 09/15/41)(a)	4	4,144

Security	Par/ Shares (000)	Value
4.45%, 03/15/43 (Call 09/15/42)	$25	$26,139
4.55%, 09/01/44 (Call 03/01/44)	90	95,361
4.70%, 09/01/45 (Call 03/01/45)	20	21,610
4.90%, 04/01/44 (Call 10/01/43)	20	22,137
5.05%, 03/01/41 (Call 09/01/40)	20	22,459
5.15%, 09/01/43 (Call 03/01/43)	75	85,442
5.40%, 06/01/41 (Call 12/01/40)	25	29,269
5.75%, 05/01/40 (Call 11/01/39)	20	24,162
6.15%, 05/01/37	25	31,287
Canadian National Railway Co.,
3.20%, 08/02/46 (Call 02/02/46)	120	104,396
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	50	45,675
2.45%, 10/01/22	122	118,107
2.50%, 04/01/23 (Call 03/01/23)	75	72,442
2.80%, 11/15/24 (Call 09/15/24)	100	95,988
3.05%, 11/15/27 (Call 08/15/27)	95	90,842
3.13%, 01/15/21	62	62,182
3.40%, 11/15/46 (Call 05/15/46)	45	39,331
3.75%, 11/15/47 (Call 05/15/47)	40	37,458
4.88%, 11/15/40 (Call 05/15/40)	109	118,857
6.20%, 01/15/38	107	134,437

		2,337,436
WATER — 0.3%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	125	117,842
3.40%, 03/01/25 (Call 12/01/24)	212	208,831
3.75%, 09/01/47 (Call 03/01/47)	50	46,446
6.59%, 10/15/37	45	58,047

		431,166

TOTAL CORPORATE BONDS & NOTES — 97.7%
(Cost: $152,302,939)		148,361,512

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(f)(g)	14,683	14,687,097
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(f)	1,824	1,824,272

		16,511,369

TOTAL SHORT-TERM INVESTMENTS — 10.9%
(Cost: $16,507,441)		16,511,369

TOTAL INVESTMENTS IN SECURITIES — 108.6%
(Cost: $168,810,380)		164,872,881
Other Assets, Less Liabilities — (8.6)%		(13,010,428)

NET ASSETS — 100.0%		$151,862,453

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period-end.

51

Schedule of Investments (Unaudited) (Continued)	iSHARES® Aaa - A RATED CORPORATE BOND ETF
July 31, 2018

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)		Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,532	3,151	(a)	—		14,683	$14,687,097	$30,588	(b)	$(1,460)	$2,736
BlackRock Cash Funds: Treasury, SL Agency Shares	2,595	—		(771	)(a)	1,824	1,824,272	13,782		—	—
PNC Bank N.A.
1.95%, 03/04/19	250	—		(250)		—	—	1,280		(2,547)	1,404
2.00%, 05/19/20	—	250		—		250	244,845	1,436		—	(592)
2.15%, 04/29/21	250	—		—		250	242,447	3,811		—	(6,175)
2.60%, 07/21/20	—	250		—		250	247,260	3,240		—	(3,135)
4.20%, 11/01/25	342	—		(92)		250	254,790	8,518		(1,727)	(16,647)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	65		—		65	61,790	980		—	(1,115)
3.30%, 03/08/22	90	—		—		90	89,619	1,677		—	(3,018)
3.90%, 04/29/24	200	125		(100)		225	224,482	5,994		(2,536)	(10,502)
5.13%, 02/08/20	67	—		—		67	68,994	1,087		—	(1,040)
6.88%, 05/15/19	19	—		(19)		—	—	155		(201)	65

							$17,945,596	$72,548		$(8,471)	$(38,019)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$148,361,512	$—	$148,361,512
Money Market Funds	16,511,369	—	—	16,511,369

	$16,511,369	$148,361,512	$—	$164,872,881

52

Schedule of Investments (Unaudited)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.4%
Acosta Inc.,
7.75%, 10/01/22 (Call 08/31/18)(a)	$125	$61,563
Affinion Group Inc. (14.00% PIK),
12.50%, 11/10/22 (Call 05/10/20)(a)(b)	107	97,637
Lamar Media Corp.
5.00%, 05/01/23 (Call 08/31/18)	53	53,663
5.38%, 01/15/24 (Call 01/15/19)	100	102,500
5.75%, 02/01/26 (Call 02/01/21)	20	20,475
MDC Partners Inc.,
6.50%, 05/01/24 (Call 05/01/19)(a)(c)	150	132,375
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/18)	165	166,237
5.63%, 02/15/24 (Call 02/15/19)	100	100,849
5.88%, 03/15/25 (Call 09/15/19)(c)	97	97,849

		833,148
AEROSPACE & DEFENSE — 1.2%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(c)	225	224,437
5.40%, 04/15/21 (Call 01/15/21)	250	254,760
5.87%, 02/23/22	100	103,250
5.90%, 02/01/27	250	250,000
5.95%, 02/01/37	125	122,656
6.15%, 08/15/20(c)	150	155,250
BBA U.S. Holdings Inc.,
5.38%, 05/01/26 (Call 05/01/21)(a)	100	100,749
Bombardier Inc.,
5.75%, 03/15/22(a)	225	226,125
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(a)(c)	200	207,250
Kratos Defense & Security Solutions Inc.,
6.50%, 11/30/25 (Call 11/30/20)(a)(c)	25	25,813
Leonardo U.S. Holdings Inc.,
6.25%, 01/15/40(a)	100	108,000
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/18)	50	50,062
6.00%, 07/15/22 (Call 08/31/18)	158	160,797
6.38%, 06/15/26 (Call 06/15/21)	225	226,125
6.50%, 07/15/24 (Call 07/15/19)	225	230,344
6.50%, 05/15/25 (Call 05/15/20)	200	202,250
Triumph Group Inc.
4.88%, 04/01/21 (Call 08/31/18)(c)	150	139,125
7.75%, 08/15/25 (Call 08/15/20)(c)	150	139,875

		2,926,868
AGRICULTURE — 0.1%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)(a)	50	51,625
9.88%, 07/15/21 (Call 08/31/18)	125	114,219
Vector Group Ltd.,
6.13%, 02/01/25 (Call 02/01/20)(a)	125	120,937

		286,781
AIRLINES — 0.3%
Air Canada,
7.75%, 04/15/21(a)	70	74,900
Allegiant Travel Co.,
5.50%, 07/15/19	25	25,250
American Airlines Group Inc.
4.63%, 03/01/20(a)	100	100,375
5.50%, 10/01/19(a)	245	248,675
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 08/15/21(a)	90	90,675
United Continental Holdings Inc.
4.25%, 10/01/22	100	97,750
5.00%, 02/01/24(c)	50	48,875
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(a)	50	49,625

		736,125

Security	Par (000)	Value
APPAREL — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	$125	$121,562
4.88%, 05/15/26 (Call 02/15/26)(a)	175	169,094
Levi Strauss & Co.,
5.00%, 05/01/25 (Call 05/01/20)(c)	100	100,250
Under Armour Inc.,
3.25%, 06/15/26 (Call 03/15/26)(c)	150	135,484
Wolverine World Wide Inc.,
5.00%, 09/01/26 (Call 09/01/21)(a)	25	23,750

		550,140
AUTO MANUFACTURERS — 0.8%
BCD Acquisition Inc.,
9.63%, 09/15/23 (Call 09/15/19)(a)	125	131,563
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	325	329,062
5.25%, 04/15/23	400	403,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(c)	200	177,250
5.63%, 02/01/23 (Call 08/31/18)(a)	150	148,829
JB Poindexter & Co. Inc.,
7.13%, 04/15/26 (Call 04/15/21)(a)(c)	75	77,625
Navistar International Corp.,
6.63%, 11/01/25 (Call 11/01/20)(a)(c)	205	214,030
Tesla Inc.,
5.30%, 08/15/25 (Call 08/15/20)(a)(c)	325	287,625

		1,768,984
AUTO PARTS & EQUIPTMENT — 1.0%
Adient Global Holdings Ltd.,
4.88%, 08/15/26 (Call 08/15/21)(a)	200	183,500
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	75	69,750
5.00%, 10/01/24 (Call 10/01/19)(a)	200	196,500
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(c)	175	170,187
6.25%, 03/15/26 (Call 03/15/21)	85	81,600
6.50%, 04/01/27 (Call 04/01/22)(c)	125	121,563
Cooper-Standard Automotive Inc.,
5.63%, 11/15/26 (Call 11/15/21)(a)	25	24,563
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)(a)	75	73,875
6.50%, 06/01/26 (Call 06/01/21)(a)	100	101,250
Dana Inc.,
5.50%, 12/15/24 (Call 12/15/19)	100	98,000
Delphi Technologies PLC,
5.00%, 10/01/25(a)	150	141,451
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	75	68,672
5.00%, 05/31/26 (Call 05/31/21)(c)	300	279,750
5.13%, 11/15/23 (Call 11/15/18)(c)	150	147,750
IHO Verwaltungs GmbH (4.88% PIK),
4.13%, 09/15/21 (Call 09/15/18)(a)(b)(c)	125	123,437
IHO Verwaltungs GmbH (5.25% PIK),
4.50%, 09/15/23 (Call 09/15/19)(a)(b)	200	192,000
Tenneco Inc.,
5.00%, 07/15/26 (Call 07/15/21)(c)	125	110,000
Titan International Inc.,
6.50%, 11/30/23 (Call 11/30/19)(a)(c)	50	50,000

		2,233,848
BANKS — 1.8%
Barclays Bank PLC,
6.28%, (Call 12/15/34)(d)(e)(f)	100	106,000
CIT Group Inc.
5.00%, 08/15/22	125	127,344
5.00%, 08/01/23	150	152,438
5.25%, 03/07/25 (Call 12/07/24)	100	102,250
5.38%, 05/15/20	200	206,000
6.13%, 03/09/28	100	105,000
Credit Suisse Group AG,
7.50%, (Call 07/17/23)(a)(d)(e)(f)	350	360,063

53

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(e)(f)	$400	$364,097
4.50%, 04/01/25	200	186,575
Deutsche Bank AG/New York NY,
4.88%, 12/01/32 (Call 12/01/27)(e)(f)	125	110,484
Dresdner Funding Trust I,
8.15%, 06/30/31 (Call 06/30/29)(a)	100	123,750
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	75	73,125
8.25%, 04/15/25 (Call 04/15/21)(a)(c)	140	136,325
Goldman Sachs Capital I,
6.35%, 02/15/34(c)	200	236,910
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	184,624
5.71%, 01/15/26(a)(c)	400	371,408
Lloyds Bank PLC,
12.00%, (Call 12/16/24)(a)(c)(d)(e)(f)	350	426,161
Lloyds Banking Group PLC,
6.41%, (Call 10/01/35)(a)(d)(e)(f)	100	104,500
Popular Inc.,
7.00%, 07/01/19 (Call 06/01/19)	100	101,800
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 06/15/20)(a)	25	24,401
RBS Capital Trust II,
6.43%, (Call 01/03/34)(d)(e)(f)	100	117,625
Royal Bank of Scotland Group PLC,
7.65%, (Call 09/30/31)(d)(e)(f)	50	62,250
Standard Chartered PLC,
7.01%, (Call 07/30/37)(a)(d)(e)(f)	200	210,000
Synovus Financial Corp.,
5.75%, 12/15/25 (Call 12/15/20)(e)(f)	25	25,813
UniCredit SpA,
5.86%, 06/19/32 (Call 06/19/27)(a)(e)(f)	200	180,453

		4,199,396
BEVERAGES — 0.1%
Cott Holdings Inc.,
5.50%, 04/01/25 (Call 04/01/20)(a)	150	144,375

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals Inc.,
7.88%, 09/01/23 (Call 09/01/18)(a)	100	105,875
Sotera Health Topco Inc. (8.88% PIK),
8.13%, 11/01/21 (Call 08/31/18)(a)(b)	125	126,381

		232,256
BUILDING MATERIALS — 0.9%
American Woodmark Corp.,
4.88%, 03/15/26 (Call 03/15/21)(a)(c)	100	95,250
Boise Cascade Co.,
5.63%, 09/01/24 (Call 09/01/19)(a)	25	25,064
Builders FirstSource Inc.,
5.63%, 09/01/24 (Call 09/01/19)(a)(c)	175	171,500
Griffon Corp.,
5.25%, 03/01/22 (Call 08/31/18)(c)	150	145,688
Hardwoods Acquisition Inc.,
7.50%, 08/01/21 (Call 08/31/18)(a)	50	45,875
James Hardie International Finance DAC,
4.75%, 01/15/25 (Call 01/15/21)(a)	200	195,808
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)(c)	50	47,500
4.88%, 12/15/27 (Call 12/15/22)(a)(c)	250	232,812
Masonite International Corp.,
5.63%, 03/15/23 (Call 08/31/18)(a)	125	127,500
Omnimax International Inc.,
12.00%, 08/15/20 (Call 08/16/18)(a)	25	26,125
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	160	146,400
5.00%, 02/15/27 (Call 02/15/22)(a)	175	164,062
5.38%, 11/15/24 (Call 11/15/19)(a)	200	198,060
5.50%, 02/15/23 (Call 02/15/19)(a)	50	51,065
6.00%, 10/15/25 (Call 10/15/20)(a)	200	202,500

Security	Par (000)	Value
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(a)	$100	$94,875
6.13%, 07/15/23 (Call 08/16/18)(c)	50	50,750
U.S. Concrete Inc.,
6.38%, 06/01/24 (Call 06/01/19)	50	49,813
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)(a)	50	50,875
5.50%, 03/01/25 (Call 03/01/20)(a)	100	102,250

		2,223,772
CHEMICALS — 2.8%
A Schulman Inc.,
6.88%, 06/01/23 (Call 08/31/18)	100	104,625
Alpha 3 BV/Alpha U.S. Bidco Inc.,
6.25%, 02/01/25 (Call 02/01/20)(a)(c)	200	195,500
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	240	241,500
6.88%, 05/15/43 (Call 02/15/43)	25	25,563
Axalta Coating Systems LLC,
4.88%, 08/15/24 (Call 08/15/19)(a)(c)	150	148,500
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	150	169,875
10.00%, 10/15/25 (Call 10/15/20)	125	144,844
CF Industries Inc.
3.45%, 06/01/23	300	287,250
4.95%, 06/01/43	150	126,750
5.15%, 03/15/34	50	46,250
5.38%, 03/15/44(c)	150	133,125
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	50	48,625
6.63%, 05/15/23 (Call 08/31/18)	169	177,027
7.00%, 05/15/25 (Call 05/15/20)	125	133,750
Cornerstone Chemical Co.,
6.75%, 08/15/24 (Call 08/15/20)(a)	25	24,500
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 06/15/23 (Call 06/15/19)(a)	125	132,969
GCP Applied Technologies Inc.,
5.50%, 04/15/26 (Call 04/15/21)(a)	75	74,250
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	300	282,750
10.00%, 04/15/20 (Call 08/31/18)	50	49,813
10.38%, 02/01/22 (Call 02/01/19)(a)	100	98,375
Hexion Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20 (Call 08/31/18)	100	84,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	200	203,000
5.13%, 11/15/22 (Call 08/15/22)	100	103,000
INEOS Group Holdings SA,
5.63%, 08/01/24 (Call 08/01/19)(a)	125	123,750
Ingevity Corp.,
4.50%, 02/01/26 (Call 02/01/21)(a)(c)	100	93,750
INVISTA Finance LLC,
4.25%, 10/15/19(a)(c)	200	200,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA,
8.38%, 12/01/22 (Call 06/01/19)(a)	25	25,438
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
7.00%, 04/15/25 (Call 04/15/20)(a)	125	128,750
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(c)	175	169,041
5.00%, 05/01/25 (Call 01/31/25)(a)(c)	150	142,875
5.25%, 08/01/23 (Call 08/31/18)(a)	200	199,750
5.25%, 06/01/27 (Call 03/03/27)(a)	190	177,838
Nufarm Australia Ltd./Nufarm Americas Inc.,
5.75%, 04/30/26 (Call 04/30/21)(a)	120	115,200

54

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
OCI NV,
6.63%, 04/15/23 (Call 04/15/20)(a)	$200	$204,310
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(c)	100	94,500
5.13%, 09/15/27 (Call 03/15/22)	125	122,500
Perstorp Holding AB,
11.00%, 09/30/21 (Call 11/18/18)(a)	200	215,040
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(c)	125	125,587
6.50%, 02/01/22 (Call 08/31/18)(a)	200	205,000
PolyOne Corp.,
5.25%, 03/15/23(c)	75	76,594
PQ Corp.,
5.75%, 12/15/25 (Call 12/15/20)(a)	50	49,500
Rain CII Carbon LLC/CII Carbon Corp.,
7.25%, 04/01/25 (Call 04/01/20)(a)(c)	150	153,750
Rayonier AM Products Inc.,
5.50%, 06/01/24 (Call 06/01/19)(a)(c)	100	93,846
SPCM SA,
4.88%, 09/15/25 (Call 09/15/20)(a)	125	119,687
TPC Group Inc.,
8.75%, 12/15/20 (Call 08/31/18)(a)(c)	150	149,250
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.,
5.38%, 09/01/25 (Call 09/01/20)(a)	125	123,437
Tronox Finance PLC,
5.75%, 10/01/25 (Call 10/01/20)(a)	100	96,375
Tronox Inc.,
6.50%, 04/15/26 (Call 04/15/21)(a)	150	148,875
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	25	23,563
5.50%, 07/15/24 (Call 07/15/19)(c)	50	50,500
WR Grace & Co.-Conn
5.13%, 10/01/21(a)	125	127,187
5.63%, 10/01/24(a)	50	52,500

		6,645,234
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
7.50%, 05/01/25 (Call 05/01/20)(a)	25	26,406
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/01/21 (Call 11/01/18)(c)	25	25,625
CONSOL Energy Inc.,
11.00%, 11/15/25 (Call 11/15/21)(a)	50	55,250
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 04/01/23 (Call 04/01/20)(a)	50	44,625
Murray Energy Corp. (12.00% PIK) ,
12.00%, 04/15/24 (Call 04/15/20)(a)(b)	18	13,860
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	50	51,500
6.38%, 03/31/25 (Call 03/31/20)(a)(c)	100	106,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
7.50%, 06/15/25 (Call 06/15/20)(a)(c)	100	103,250
Warrior Met Coal Inc.,
8.00%, 11/01/24 (Call 11/01/20)(a)	25	25,844

		452,860
COMMERCIAL SERVICES — 3.4%
ACE Cash Express Inc.,
12.00%, 12/15/22 (Call 12/15/19)(a)	100	106,000
ADT Corp. (The)
3.50%, 07/15/22	165	156,750
4.13%, 06/15/23	150	141,750
4.88%, 07/15/32(a)(c)	150	118,125
6.25%, 10/15/21	164	171,995
Ahern Rentals Inc.,
7.38%, 05/15/23 (Call 08/31/18)(a)	75	73,500
Aptim Corp.,
7.75%, 06/15/25 (Call 06/15/20)(a)(c)	100	83,000
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)	125	112,919
7.88%, 12/01/22 (Call 12/01/18)	175	176,312
8.75%, 12/01/20 (Call 08/31/18)	200	198,000

Security	Par (000)	Value
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(a)	$200	$190,250
4.38%, 08/15/27 (Call 08/15/22)(a)	200	190,440
5.63%, 10/01/24 (Call 10/01/19)(a)	125	128,600
Autopistas Metropolitanas de Puerto Rico LLC,
6.75%, 06/30/35(a)	24	20,617
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(a)	125	115,000
5.50%, 04/01/23 (Call 08/31/18)(c)	40	39,400
6.38%, 04/01/24 (Call 04/01/19)(a)	50	49,125
Booz Allen Hamilton Inc.,
5.13%, 05/01/25 (Call 05/01/20)(a)	25	24,375
Brink’s Co. (The),
4.63%, 10/15/27 (Call 10/15/22)(a)	100	94,500
Cardtronics Inc.,
5.13%, 08/01/22 (Call 08/31/18)(c)	50	47,375
Cardtronics Inc./Cardtronics USA Inc.,
5.50%, 05/01/25 (Call 05/01/20)(a)	25	22,250
Carriage Services Inc.,
6.63%, 06/01/26 (Call 06/01/21)(a)	75	76,781
Emeco Pty Ltd.,
9.25%, 03/31/22 (Call 03/31/20)(a)(c)	100	106,000
Flexi-Van Leasing Inc.,
10.00%, 02/15/23 (Call 02/15/20)(a)(c)	75	70,125
Garda World Security Corp.,
8.75%, 05/15/25 (Call 05/15/20)(a)	160	160,800
Gartner Inc.,
5.13%, 04/01/25 (Call 04/01/20)(a)	150	151,334
Graham Holdings Co.,
5.75%, 06/01/26 (Call 06/01/21)(a)	50	50,375
Great Lakes Dredge & Dock Corp.,
8.00%, 05/15/22 (Call 05/15/20)	50	51,375
Herc Rentals Inc.,
7.75%, 06/01/24 (Call 06/01/19)(a)	154	165,023
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	175	137,813
5.88%, 10/15/20 (Call 08/31/18)	100	98,860
6.25%, 10/15/22 (Call 08/31/18)(c)	100	89,500
7.38%, 01/15/21 (Call 08/31/18)	165	162,525
7.63%, 06/01/22 (Call 06/01/19)(a)(c)	125	121,719
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 08/01/23 (Call 08/31/18)(a)	215	216,546
Jurassic Holdings III Inc.,
6.88%, 02/15/21 (Call 08/31/18)(a)	100	98,000
Laureate Education Inc.,
8.25%, 05/01/25 (Call 05/01/20)(a)	125	133,750
LSC Communications Inc.,
8.75%, 10/15/23 (Call 10/15/19)(a)	75	73,406
Matthews International Corp.,
5.25%, 12/01/25 (Call 12/01/20)(a)	50	47,875
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
7.88%, 10/01/22 (Call 08/16/18)(a)	50	46,125
Monitronics International Inc.,
9.13%, 04/01/20 (Call 08/31/18)(c)	100	74,000
Nielsen Co. Luxembourg Sarl (The),
5.00%, 02/01/25 (Call 02/01/20)(a)	90	82,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/18)	50	49,766
5.00%, 04/15/22 (Call 08/31/18)(a)	525	510,234
Prime Security Services Borrower LLC/ Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(a)	450	482,062
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 08/31/18)	50	49,875
6.63%, 11/15/20 (Call 08/31/18)	25	24,950
Ritchie Bros. Auctioneers Inc.,
5.38%, 01/15/25 (Call 01/15/20)(a)(c)	125	122,813
RR Donnelley & Sons Co.
6.00%, 04/01/24(c)	20	19,800
6.50%, 11/15/23	75	74,438
7.88%, 03/15/21	100	102,500

55

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	$125	$118,750
5.38%, 01/15/22 (Call 08/31/18)	40	40,475
5.38%, 05/15/24 (Call 05/15/19)	190	192,375
ServiceMaster Co. LLC (The),
5.13%, 11/15/24 (Call 11/15/19)(a)	200	193,000
Sotheby’s,
4.88%, 12/15/25 (Call 12/15/20)(a)(c)	75	71,784
Team Health Holdings Inc.,
6.38%, 02/01/25 (Call 02/01/20)(a)	175	152,688
United Rentals North America Inc.
4.63%, 07/15/23 (Call 08/31/18)	200	200,500
4.63%, 10/15/25 (Call 10/15/20)	125	120,625
4.88%, 01/15/28 (Call 01/15/23)	325	303,576
5.50%, 07/15/25 (Call 07/15/20)	150	152,250
5.50%, 05/15/27 (Call 05/15/22)	175	173,407
5.75%, 11/15/24 (Call 05/15/19)(c)	145	148,263
5.88%, 09/15/26 (Call 09/15/21)	200	203,000
Weight Watchers International Inc.,
8.63%, 12/01/25 (Call 12/01/20)(a)	75	82,500

		8,063,971
COMPUTERS — 1.5%
Dell Inc.
5.88%, 06/15/19	200	203,250
6.50%, 04/15/38	150	148,500
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/16/18)(a)	250	256,009
7.13%, 06/15/24 (Call 06/15/19)(a)(c)	300	322,500
Diebold Nixdorf Inc.,
8.50%, 04/15/24 (Call 04/15/19)(c)	125	115,000
EMC Corp.
2.65%, 06/01/20	350	341,228
3.38%, 06/01/23 (Call 03/01/23)	250	233,139
Everi Payments Inc.,
7.50%, 12/15/25 (Call 12/15/20)(a)	75	75,000
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(a)	175	180,469
GCI LLC,
6.88%, 04/15/25 (Call 04/15/20)	75	77,344
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(a)	150	143,430
9.25%, 03/01/21 (Call 08/31/18)(a)	250	235,000
NCR Corp.
4.63%, 02/15/21 (Call 08/31/18)	250	246,562
5.00%, 07/15/22 (Call 08/31/18)	175	172,594
6.38%, 12/15/23 (Call 12/15/18)(c)	100	102,000
Unisys Corp.,
10.75%, 04/15/22 (Call 04/15/20)(a)(c)	150	168,000
West Corp.,
8.50%, 10/15/25 (Call 10/15/20)(a)	200	174,000
Western Digital Corp.,
4.75%, 02/15/26 (Call 11/15/25)	435	427,659

		3,621,684
COSMETICS & PERSONAL CARE — 0.3%
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(a)	75	74,250
Avon Products Inc.
6.60%, 03/15/20	50	49,125
7.00%, 03/15/23(c)	75	62,063
Coty Inc.,
6.50%, 04/15/26 (Call 04/15/21)(a)(c)	125	117,031
Edgewell Personal Care Co.
4.70%, 05/19/21(c)	50	50,000
4.70%, 05/24/22	150	147,570
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/31/18)(a)	50	48,625
5.00%, 07/01/25 (Call 07/01/20)(a)	125	115,312

Security	Par (000)	Value
High Ridge Brands Co.,
8.88%, 03/15/25 (Call 03/15/20)(a)	$6	$2,760
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/31/18)(c)	75	57,188
6.25%, 08/01/24 (Call 08/01/19)	25	13,250

		737,174
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co. Inc.,
5.88%, 05/15/26 (Call 05/15/21)(a)	200	199,250
American Tire Distributors Inc.,
10.25%, 03/01/22 (Call 08/31/18)(a)(c)	200	81,500
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 08/31/18)	50	48,500
7.00%, 06/15/23 (Call 08/31/18)	50	49,625
H&E Equipment Services Inc.,
5.63%, 09/01/25 (Call 09/01/20)(c)	125	123,437
HD Supply Inc.,
5.75%, 04/15/24 (Call 04/15/19)(a)(g)	150	157,500
KAR Auction Services Inc.,
5.13%, 06/01/25 (Call 06/01/20)(a)(c)	125	121,250
Univar USA Inc.,
6.75%, 07/15/23 (Call 08/13/18)(a)	25	25,750

		806,812
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Abe Investment Holdings Inc./Getty Images Inc.,
10.50%, 10/16/20 (Call 08/31/18)(a)	25	25,750
Ally Financial Inc.
3.75%, 11/18/19	50	50,000
4.13%, 03/30/20	150	150,720
4.13%, 02/13/22	225	222,750
4.25%, 04/15/21	300	300,750
4.63%, 05/19/22	50	50,256
4.63%, 03/30/25	75	74,250
5.13%, 09/30/24	150	153,187
5.75%, 11/20/25 (Call 10/21/25)(c)	175	181,344
8.00%, 03/15/20	200	213,000
8.00%, 11/01/31	500	602,500
ASP AMC Merger Sub Inc.,
8.00%, 05/15/25 (Call 05/15/20)(a)	100	82,000
Blackstone CQP Holdco LP,
6.50%, 03/20/21 (Call 09/20/18)(a)	325	325,812
CNG Holdings Inc.,
9.38%, 05/15/20 (Call 08/15/18)(a)	25	24,938
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.,
8.50%, 12/15/22 (Call 06/15/20)(a)(c)	25	25,188
Credit Acceptance Corp.,
7.38%, 03/15/23 (Call 08/31/18)(c)	25	26,250
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)(a)	100	103,750
9.75%, 06/01/21 (Call 08/31/18)	21	21,893
FBM Finance Inc.,
8.25%, 08/15/21 (Call 08/16/18)(a)	100	104,000
goeasy Ltd.,
7.88%, 11/01/22 (Call 11/01/19)(a)	175	183,769
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/31/18)	250	251,562
6.00%, 08/01/20 (Call 08/31/18)(c)	250	254,169
6.25%, 02/01/22 (Call 02/01/19)	250	254,842
6.38%, 12/15/25 (Call 12/15/20)	100	100,500
6.75%, 02/01/24 (Call 02/01/20)	75	76,313
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.25%, 08/15/24 (Call 08/15/20)(a)	400	392,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	175	175,019
5.25%, 10/01/25 (Call 10/01/20)(a)	100	93,500

56

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lincoln Finance Ltd.,
7.38%, 04/15/21 (Call 08/13/18)(a)(c)	$200	$206,540
Lions Gate Capital Holdings LLC,
5.88%, 11/01/24 (Call 11/01/19)(a)(c)	125	127,813
LPL Holdings Inc.,
5.75%, 09/15/25 (Call 03/15/20)(a)	200	194,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 07/01/21 (Call 08/31/18)	165	165,412
Navient Corp.
5.00%, 10/26/20	175	175,000
5.50%, 01/25/23	125	122,188
5.63%, 08/01/33	150	128,250
5.88%, 03/25/21	125	126,875
5.88%, 10/25/24(c)	100	96,750
6.13%, 03/25/24(c)	175	172,375
6.50%, 06/15/22	250	255,312
6.63%, 07/26/21	100	103,250
6.75%, 06/25/25	25	24,813
6.75%, 06/15/26	85	83,725
7.25%, 01/25/22	175	182,437
7.25%, 09/25/23(c)	125	130,937
8.00%, 03/25/20	220	232,100
NFP Corp.,
6.88%, 07/15/25 (Call 07/15/20)(a)	125	121,563
Ocwen Loan Servicing LLC,
8.38%, 11/15/22 (Call 11/15/18)(a)	75	76,688
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 12/15/22 (Call 12/15/19)(a)	25	25,375
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	200	186,060
5.75%, 05/01/25 (Call 05/01/20)(a)(c)	250	249,125
Springleaf Finance Corp.
5.25%, 12/15/19	125	127,031
5.63%, 03/15/23	160	160,418
6.13%, 05/15/22	225	230,062
6.88%, 03/15/25	230	233,450
7.13%, 03/15/26	160	162,600
7.75%, 10/01/21	100	108,000
8.25%, 12/15/20(c)	225	243,562
8.25%, 10/01/23	50	55,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 06/01/25 (Call 06/01/20)(a)	125	120,838
TMX Finance LLC/TitleMax Finance Corp.,
11.13%, 04/01/23 (Call 04/01/20)(a)(c)	90	92,250
Travelport Corporate Finance PLC,
6.00%, 03/15/26 (Call 03/15/21)(a)(c)	145	147,537
Vantiv LLC/Vanity Issuer Corp.,
4.38%, 11/15/25 (Call 11/15/20)(a)(c)	200	189,250
VFH Parent LLC/Orchestra Co-Issuer Inc.,
6.75%, 06/15/22 (Call 06/15/19)(a)	100	102,875
Werner FinCo LP/Werner FinCo Inc.,
8.75%, 07/15/25 (Call 07/15/20)(a)	25	24,000

		9,703,598
ELECTRIC — 2.2%
AES Corp./VA
4.00%, 03/15/21	25	24,969
4.50%, 03/15/23 (Call 03/15/20)	25	24,906
4.88%, 05/15/23 (Call 08/31/18)(c)	150	150,562
5.13%, 09/01/27 (Call 09/01/22)	100	101,000
5.50%, 04/15/25 (Call 04/15/20)	145	147,538
6.00%, 05/15/26 (Call 05/15/21)	175	182,875

Security	Par (000)	Value
Calpine Corp. 5.25%,
06/01/26 (Call 06/01/21)(a)	$225	$212,625
5.38%, 01/15/23 (Call 10/15/18)	200	190,750
5.50%, 02/01/24 (Call 02/01/19)	115	106,375
5.75%, 01/15/25 (Call 10/15/19)(c)	350	322,000
5.88%, 01/15/24 (Call 11/01/18)(a)	90	90,450
6.00%, 01/15/22 (Call 08/31/18)(a)	125	127,188
DPL Inc.,
7.25%, 10/15/21 (Call 07/15/21)	137	148,303
Drax Finco PLC,
6.63%, 11/01/25 (Call 05/01/21)(a)(c)	200	200,500
Emera Inc.,
Series 16-A,
6.75%, 06/15/76 (Call 06/15/26)(c)(e)(f)	200	210,000
InterGen NV,
7.00%, 06/30/23 (Call 08/31/18)(a)(c)	200	197,188
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)	100	96,500
4.50%, 09/15/27 (Call 06/15/27)(a)	125	117,656
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(c)	150	148,845
6.25%, 07/15/22 (Call 08/31/18)	200	206,250
6.25%, 05/01/24 (Call 05/01/19)	150	154,312
6.63%, 01/15/27 (Call 07/15/21)	225	231,750
7.25%, 05/15/26 (Call 05/15/21)(c)	150	159,750
NRG Yield Operating LLC,
5.38%, 08/15/24 (Call 08/15/19)	250	248,750
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	100	85,500
6.50%, 06/01/25 (Call 06/01/20)	150	110,250
9.50%, 07/15/22 (Call 07/15/20)(a)(c)	75	72,000
10.50%, 01/15/26 (Call 01/15/22)(a)	100	86,125
Vistra Energy Corp.
5.88%, 06/01/23 (Call 08/31/18)	75	77,156
7.38%, 11/01/22 (Call 11/01/18)	300	313,125
7.63%, 11/01/24 (Call 11/01/19)	200	214,310
8.00%, 01/15/25 (Call 01/15/20)(a)	165	179,231
8.13%, 01/30/26 (Call 07/30/20)(a)(c)	175	192,334

		5,131,073
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Gamma Acquisition Inc.,
6.38%, 07/15/26 (Call 07/15/21)(a)(c)	90	92,475
Energizer Holdings Inc., 5.50%,
06/15/25 (Call 06/15/20)(a)(c)	150	147,562
EnerSys,
5.00%, 04/30/23 (Call 01/30/23)(a)	25	25,188
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 08/31/18)	36	36,749
5.38%, 06/15/24 (Call 06/15/19)	100	98,250

		400,224
ELECTRONICS — 0.1%
Ingram Micro Inc.,
5.45%, 12/15/24 (Call 09/15/24)	100	98,496
Itron Inc.,
5.00%, 01/15/26 (Call 01/15/21)(a)(c)	50	47,625
TTM Technologies Inc.,
5.63%, 10/01/25 (Call 10/01/20)(a)	25	24,687

		170,808
ENERGY — ALTERNATE SOURCES — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
8.50%, 11/01/21 (Call 11/01/18)	25	25,937
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	100	96,250
5.00%, 01/31/28 (Call 07/31/27)(a)	280	263,550

		385,737
ENGINEERING & CONSTRUCTION — 0.5%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(c)	150	145,500
5.88%, 10/15/24 (Call 07/15/24)	200	209,500

57

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Brand Industrial Services Inc.,
8.50%, 07/15/25 (Call 07/15/20)(a)(c)	$200	$204,000
Engility Corp.,
8.88%, 09/01/24 (Call 09/01/19)	100	107,250
New Enterprise Stone & Lime Co. Inc.,
6.25%, 03/15/26 (Call 03/15/21)(a)	85	86,142
Pisces Midco Inc.,
8.00%, 04/15/26 (Call 04/15/21)(a)	115	118,450
StandardAero Aviation Holdings Inc.,
10.00%, 07/15/23 (Call 08/31/18)(a)	100	107,500
TopBuild Corp.,
5.63%, 05/01/26 (Call 05/01/21)(a)	75	73,500
Tutor Perini Corp.,
6.88%, 05/01/25 (Call 05/01/20)(a)	75	74,438
Weekley Homes LLC/Weekley Finance Corp.,
6.63%, 08/15/25 (Call 08/15/20)(a)	50	47,500
Zachry Holdings Inc.,
7.50%, 02/01/20 (Call 08/31/18)(a)(c)	49	48,755

		1,222,535
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	75	73,969
5.88%, 02/15/22 (Call 08/31/18)	100	101,750
5.88%, 11/15/26 (Call 11/15/21)(c)	125	121,875
6.13%, 05/15/27 (Call 05/15/22)(c)	115	111,550
Boyne USA Inc.,
7.25%, 05/01/25 (Call 05/01/21)(a)(c)	75	78,375
Caesars Resort Collection LLC/CRC Finco Inc.,
5.25%, 10/15/25 (Call 10/15/20)(a)(c)	325	312,812
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
5.38%, 04/15/27 (Call 04/15/22)(c)	150	147,000
Churchill Downs Inc.,
4.75%, 01/15/28 (Call 01/15/23)(a)	150	140,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/18)(c)	190	187,207
5.13%, 12/15/22 (Call 08/31/18)(c)	50	50,250
Codere Finance 2 Luxembourg SA,
7.63%, 11/01/21 (Call 10/31/18)(a)	200	185,140
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 02/15/23 (Call 02/15/20)(a)(c)	50	49,986
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	150	151,500
7.00%, 08/01/23 (Call 08/31/18)	100	105,098
Enterprise Development Authority (The),
12.00%, 07/15/24 (Call 07/15/21)(a)	100	97,000
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	50	50,735
4.88%, 11/01/20 (Call 08/01/20)	90	91,350
5.25%, 06/01/25	90	91,655
5.38%, 11/01/23 (Call 08/01/23)	100	103,250
5.38%, 04/15/26	200	203,220
5.75%, 06/01/28 (Call 03/03/28)	95	96,396
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(a)	200	203,750
6.25%, 02/15/22 (Call 08/15/21)(a)	200	207,000
6.50%, 02/15/25 (Call 08/15/24)(a)	200	211,262
Jacobs Entertainment Inc.,
7.88%, 02/01/24 (Call 02/01/20)(a)	25	26,125
LHMC Finco Sarl,
7.88%, 12/20/23 (Call 06/20/20)(a)	200	200,450
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(a)	125	123,281
5.63%, 03/15/26 (Call 03/15/21)(a)	30	29,925
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (Call 10/15/19)(a)(c)	75	70,875
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	25	23,188
6.00%, 04/15/22 (Call 08/31/18)(c)	100	101,500

Security	Par (000)	Value
Penn National Gaming Inc.,
5.63%, 01/15/27 (Call 01/15/22)(a)	$100	$94,377
Pinnacle Entertainment Inc.,
5.63%, 05/01/24 (Call 05/01/19)	100	104,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 08/15/21 (Call 08/31/18)(a)	75	74,531
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	255	245,440
10.00%, 12/01/22 (Call 12/01/18)	350	373,625
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	150	146,437
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	100	97,875
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)(c)	185	190,550
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(a)	50	48,875
5.00%, 08/01/23 (Call 08/01/19)(a)(c)	100	98,500
5.50%, 04/15/26 (Call 04/15/21)(a)(c)	55	54,450

		5,277,509
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services Inc.,
5.63%, 11/15/24 (Call 11/15/19)(a)	100	98,750
Clean Harbors Inc.,
5.13%, 06/01/21 (Call 08/31/18)	100	100,250
Core & Main LP,
6.13%, 08/15/25 (Call 08/15/20)(a)(c)	125	120,000
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	150	150,000
5.88%, 07/01/25 (Call 07/01/20)	50	48,875
6.38%, 10/01/22 (Call 08/31/18)	100	102,250
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)	125	116,525
5.63%, 05/01/22 (Call 05/01/19)(a)	100	95,000
Hulk Finance Corp.,
7.00%, 06/01/26 (Call 06/01/21)(a)	50	47,000
Tervita Escrow Corp.,
7.63%, 12/01/21 (Call 12/01/18)(a)(h)	105	108,449
Waste Pro USA Inc.,
5.50%, 02/15/26 (Call 02/15/21)(a)	105	100,275

		1,087,374
FOOD — 1.9%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	200	180,000
6.63%, 06/15/24 (Call 06/15/19)	300	287,250
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/31/18)	150	148,687
5.25%, 04/01/25 (Call 04/01/20)(c)	150	144,000
C&S Group Enterprises LLC,
5.38%, 07/15/22 (Call 08/31/18)(a)(c)	75	74,344
Chobani LLC/Chobani Finance Corp. Inc.,
7.50%, 04/15/25 (Call 04/15/20)(a)	100	91,625
Dean Foods Co.,
6.50%, 03/15/23 (Call 08/31/18)(a)(c)	125	122,188
Dole Food Co. Inc.,
7.25%, 06/15/25 (Call 06/15/20)(a)	50	49,125
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/15/21)(a)	200	179,000
Fresh Market Inc. (The),
9.75%, 05/01/23 (Call 05/01/19)(a)	125	88,125
Ingles Markets Inc.,
5.75%, 06/15/23 (Call 08/31/18)(c)	125	125,313
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	150	146,812
4.88%, 11/01/26 (Call 11/01/21)(a)	165	162,319
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc.,
8.50%, 06/01/26 (Call 06/01/21)(a)	50	47,625

58

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Albertsons LP
7.45%, 08/01/29(c)	$150	$123,750
8.00%, 05/01/31	50	42,500
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	225	215,156
5.88%, 09/30/27 (Call 09/30/22)(a)	150	139,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
5.88%, 01/15/24 (Call 01/15/19)	150	157,032
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	325	306,312
5.50%, 03/01/25 (Call 03/01/20)(a)	200	197,000
5.63%, 01/15/28 (Call 12/01/22)(a)	150	142,875
5.75%, 03/01/27 (Call 03/01/22)(a)	300	291,750
Safeway Inc.,
7.25%, 02/01/31	75	73,313
Sigma Holdco BV,
7.88%, 05/15/26 (Call 05/15/21)(a)	200	184,000
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)(c)	75	62,063
7.75%, 01/15/24 (Call 01/15/21)(a)	125	128,750
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/18)	11	11,206
7.75%, 11/15/22 (Call 11/15/18)	100	103,750
Tesco PLC,
6.15%, 11/15/37(a)(c)	200	211,088
TreeHouse Foods Inc.,
6.00%, 02/15/24 (Call 02/15/19)(a)(c)	175	175,000
U.S. Foods Inc.,
5.88%, 06/15/24 (Call 06/15/19)(a)	25	24,875

		4,436,708
FOOD SERVICE — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	90	87,525
5.00%, 04/01/25 (Call 04/01/20)(a)(c)	125	125,000
5.00%, 02/01/28 (Call 02/01/23)(a)	250	241,175
5.13%, 01/15/24 (Call 01/15/19)	125	126,094

		579,794
FOREST PRODUCTS & PAPER — 0.2%
Cascades Inc.
5.50%, 07/15/22 (Call 08/31/18)(a)	125	124,062
5.75%, 07/15/23 (Call 08/31/18)(a)	26	25,740
Clearwater Paper Corp.,
4.50%, 02/01/23 (Call 08/31/18)	100	92,250
Mercer International Inc.,
5.50%, 01/15/26 (Call 01/15/21)(a)	75	73,125
Resolute Forest Products Inc.,
5.88%, 05/15/23 (Call 08/31/18)	125	128,125
Stora Enso OYJ,
7.25%, 04/15/36(a)(c)	100	120,500

		563,802
GAS — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	150	145,125
5.63%, 05/20/24 (Call 03/20/24)	130	128,050
5.75%, 05/20/27 (Call 02/20/27)	100	95,625
5.88%, 08/20/26 (Call 05/20/26)	150	145,875
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	150	142,500
6.88%, 10/15/21 (Call 08/31/18)	110	111,650
7.50%, 11/01/23 (Call 11/01/19)	20	20,400
Rockpoint Gas Storage Canada Ltd.,
7.00%, 03/31/23 (Call 03/31/20)(a)	100	99,500
Superior Plus LP/Superior General Partner Inc.,
7.00%, 07/15/26 (Call 07/15/21)(a)(c)	40	40,400

		929,125

Security	Par (000)	Value
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc.,
9.00%, 02/15/23 (Call 02/15/19)(a)	$150	$142,125

HEALTH CARE — PRODUCTS — 1.1%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(c)	325	325,812
9.00%, 10/01/25 (Call 10/01/20)(a)	375	380,625
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 08/31/18)(a)	200	205,500
10.75%, 04/15/20 (Call 08/16/18)	50	49,500
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(a)	100	96,500
5.75%, 09/01/23 (Call 09/01/18)(a)(c)	25	25,375
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	150	145,082
4.63%, 02/01/28 (Call 02/01/23)(a)	100	94,000
Immucor Inc.,
11.13%, 02/15/22 (Call 08/31/18)(a)(c)	25	25,125
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/18)(a)	100	102,317
12.50%, 11/01/21 (Call 05/01/19)(a)	125	136,875
Mallinckrodt International Finance SA,
4.75%, 04/15/23	150	127,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/18)(a)	100	98,750
5.50%, 04/15/25 (Call 04/15/20)(a)(c)	100	82,000
5.63%, 10/15/23 (Call 10/15/18)(a)(c)	150	129,188
5.75%, 08/01/22 (Call 08/31/18)(a)(c)	150	136,500
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(a)(c)	225	222,187
Sotera Health Holdings LLC,
6.50%, 05/15/23 (Call 08/31/18)(a)	25	25,375
Teleflex Inc.,
4.63%, 11/15/27 (Call 11/15/22)	150	142,875
Universal Hospital Services Inc.,
7.63%, 08/15/20 (Call 08/31/18)	100	100,141

		2,651,227
HEALTH CARE — SERVICES — 6.2%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 08/31/18)	150	151,125
6.50%, 03/01/24 (Call 03/01/19)(c)	100	101,750
AHP Health Partners Inc.,
9.75%, 07/15/26 (Call 07/15/21)(a)	100	101,375
Air Medical Group Holdings Inc.,
6.38%, 05/15/23 (Call 08/31/18)(a)	75	68,598
Catalent Pharma Solutions Inc.,
4.88%, 01/15/26 (Call 10/15/20)(a)(c)	100	98,000
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	200	202,250
4.75%, 01/15/25 (Call 01/15/20)	275	274,656
5.38%, 06/01/26 (Call 06/01/21)(a)	315	322,481
5.63%, 02/15/21 (Call 08/31/18)	125	127,734
6.13%, 02/15/24 (Call 02/15/19)	165	173,663
Charles River Laboratories International Inc.,
5.50%, 04/01/26 (Call 04/01/21)(a)	100	101,250
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)	140	132,125
6.25%, 03/31/23 (Call 03/31/20)	600	558,000
6.88%, 02/01/22 (Call 08/31/18)	575	281,750
8.13%, 06/30/24 (Call 06/30/21)(a)	200	164,500
8.63%, 01/15/24 (Call 01/15/21)(a)	100	103,380
11.00%, 06/30/23 (Call 06/30/20)(a)(c)(g)	300	270,000

59

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	$275	$259,187
5.13%, 07/15/24 (Call 07/15/19)	400	389,250
5.75%, 08/15/22 (Call 08/31/18)	200	203,500
Eagle Holding Co. II LLC (8.38% PIK),
7.63%, 05/15/22 (Call 08/31/18)(a)(b)	125	126,211
Encompass Health Corp.
5.75%, 11/01/24 (Call 08/31/18)	300	304,341
5.75%, 09/15/25 (Call 09/15/20)	25	25,125
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/13/18)(a)	175	176,641
5.63%, 07/15/22 (Call 08/31/18)(c)	150	153,375
6.25%, 12/01/24 (Call 12/01/19)(a)(c)	100	106,500
Hadrian Merger Sub Inc.,
8.50%, 05/01/26 (Call 05/01/21)(a)	100	95,875
HCA Healthcare Inc.,
6.25%, 02/15/21	420	437,325
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)(c)	275	267,437
4.75%, 05/01/23(c)	250	253,250
5.00%, 03/15/24	400	406,000
5.25%, 04/15/25	250	255,469
5.25%, 06/15/26 (Call 12/15/25)	375	380,625
5.38%, 02/01/25	500	506,250
5.50%, 06/15/47 (Call 12/15/46)	275	260,837
5.88%, 03/15/22	290	304,775
5.88%, 05/01/23	225	235,406
5.88%, 02/15/26 (Call 08/15/25)	275	284,281
6.50%, 02/15/20	600	624,480
7.50%, 02/15/22	300	329,625
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)(c)	175	182,437
5.50%, 12/01/21 (Call 08/31/18)	250	254,375
5.88%, 12/01/23 (Call 12/01/18)	25	26,130
MEDNAX Inc.,
5.25%, 12/01/23 (Call 12/01/18)(a)(c)	150	148,875
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(a)	50	48,813
5.38%, 11/15/22 (Call 08/15/22)	250	255,000
MPH Acquisition Holdings LLC,
7.13%, 06/01/24 (Call 06/01/19)(a)	325	336,375
One Call Corp.,
10.00%, 10/01/24 (Call 07/01/19)(a)	75	65,250
Polaris Intermediate Corp. (9.25% PIK),
8.50%, 12/01/22 (Call 06/01/19)(a)(b)(c)	195	201,581
Quorum Health Corp.,
11.63%, 04/15/23 (Call 04/15/19)(c)	75	73,125
RegionalCare Hospital Partners Holdings Inc.,
8.25%, 05/01/23 (Call 05/01/19)(a)	150	159,000
Select Medical Corp.,
6.38%, 06/01/21 (Call 08/31/18)	100	101,000
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(a)(c)	109	102,869
8.88%, 04/15/21 (Call 08/31/18)(a)	25	25,688
Tenet Healthcare Corp.
4.38%, 10/01/21	175	174,344
4.50%, 04/01/21	125	125,313
4.63%, 07/15/24 (Call 07/15/20)	425	411,719
4.75%, 06/01/20	40	40,500
5.13%, 05/01/25 (Call 05/01/20)(c)	225	218,250
6.00%, 10/01/20	360	373,950
6.75%, 06/15/23(c)	250	253,800
6.88%, 11/15/31	50	45,500
7.00%, 08/01/25 (Call 08/01/20)(a)(c)	150	150,563
7.50%, 01/01/22 (Call 01/01/19)(a)	150	157,125
8.13%, 04/01/22(c)	700	745,500

Security	Par (000)	Value
WellCare Health Plans Inc.,
5.25%, 04/01/25 (Call 04/01/20)	$175	$176,094
West Street Merger Sub Inc.,
6.38%, 09/01/25 (Call 09/01/20)(a)(c)	150	145,875

		14,617,453
HOLDING COMPANIES — DIVERSIFIED — 0.2%
Apollo Investment Corp.,
5.25%, 03/03/25	75	71,903
Compass Group Diversified Holdings LLC,
8.00%, 05/01/26 (Call 05/01/21)(a)	75	73,125
Spectrum Brands Holdings Inc,
7.75%, 01/15/22 (Call 08/31/18)	200	206,250
Stena AB,
7.00%, 02/01/24(a)	125	116,875
Trident Merger Sub Inc.,
6.63%, 11/01/25 (Call 11/01/20)(a)	25	23,500

		491,653
HOME BUILDERS — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)(a)	75	70,219
6.88%, 02/15/21 (Call 08/31/18)(a)	50	50,250
AV Homes Inc.,
6.63%, 05/15/22 (Call 05/15/19)	100	103,000
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	100	87,750
6.75%, 03/15/25 (Call 03/15/20)	25	23,500
8.75%, 03/15/22 (Call 03/15/19)	125	132,756
Brookfield Residential Properties Inc.,
6.38%, 05/15/25 (Call 05/15/20)(a)(c)	75	74,625
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.,
6.13%, 07/01/22 (Call 08/31/18)(a)	165	165,619
Century Communities Inc.,
5.88%, 07/15/25 (Call 07/15/20)(c)	67	63,147
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)	50	51,750
10.50%, 07/15/24 (Call 07/15/20)(a)	95	95,475
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	100,577
7.00%, 12/15/21 (Call 09/15/21)	50	52,694
7.50%, 09/15/22	200	213,000
8.00%, 03/15/20	50	53,125
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	100	97,000
4.13%, 01/15/22 (Call 10/15/21)	75	74,344
4.50%, 06/15/19 (Call 04/16/19)(c)	150	150,937
4.50%, 04/30/24 (Call 01/31/24)	150	145,500
4.75%, 04/01/21 (Call 02/01/21)	170	171,700
4.75%, 05/30/25 (Call 02/28/25)(c)	100	97,000
4.75%, 11/29/27 (Call 05/29/27)	175	164,500
4.88%, 12/15/23 (Call 09/15/23)	120	119,700
5.00%, 06/15/27 (Call 12/15/26)	100	94,750
5.25%, 06/01/26 (Call 12/01/25)	75	73,126
5.38%, 10/01/22	200	203,000
5.88%, 11/15/24 (Call 05/15/24)	20	20,650
8.38%, 01/15/21	50	54,750
LGI Homes Inc.,
6.88%, 07/15/26 (Call 07/15/21)(a)	75	75,000
M/I Homes Inc.
5.63%, 08/01/25 (Call 08/01/20)	25	23,445
6.75%, 01/15/21 (Call 08/16/18)	30	30,675
Mason Finance Sub Inc.,
6.88%, 08/15/23(a)	25	25,000
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(a)	100	97,500
6.88%, 12/15/23 (Call 12/15/19)(a)	50	51,115

60

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	$225	$222,750
6.00%, 01/15/43 (Call 10/15/42)	50	42,125
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	75	68,812
6.00%, 06/01/25 (Call 03/01/25)	75	75,517
New Home Co. Inc. (The),
7.25%, 04/01/22 (Call 10/01/19)	25	25,642
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	150	150,000
5.00%, 01/15/27 (Call 10/15/26)	100	94,000
5.50%, 03/01/26 (Call 12/01/25)	125	123,282
6.00%, 02/15/35	50	47,500
6.38%, 05/15/33(c)	150	148,500
Shea Homes LP/Shea Homes Funding Corp.,
6.13%, 04/01/25 (Call 04/01/20)(a)(c)	25	24,625
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/18)(a)	25	24,976
5.63%, 03/01/24 (Call 12/01/23)(a)	50	48,640
5.88%, 04/15/23 (Call 01/15/23)(a)(c)	100	99,720
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	100	89,625
4.88%, 11/15/25 (Call 08/15/25)	50	48,585
4.88%, 03/15/27 (Call 12/15/26)	95	89,775
5.88%, 02/15/22 (Call 11/15/21)	250	260,625
TRI Pointe Group Inc.,
5.25%, 06/01/27 (Call 12/01/26)	100	91,750
TRI Pointe Group Inc./TRI Pointe Homes Inc.,
5.88%, 06/15/24	75	74,437
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	75	70,887
6.00%, 09/01/23 (Call 09/01/20)(a)	90	88,200
7.00%, 08/15/22 (Call 08/31/18)(c)	100	101,875
Williams Scotsman International Inc.,
7.88%, 12/15/22 (Call 12/15/19)(a)	25	26,063

		5,245,090
HOME FURNISHINGS — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	100	95,375
5.63%, 10/15/23 (Call 10/15/18)	250	247,188

		342,563
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp.,
5.25%, 12/15/24 (Call 12/15/19)(a)(c)	100	98,250
Central Garden & Pet Co.,
5.13%, 02/01/28 (Call 01/01/23)	50	46,750
Kronos Acquisition Holdings Inc.,
9.00%, 08/15/23 (Call 08/31/18)(a)	225	195,750
Prestige Brands Inc.,
6.38%, 03/01/24 (Call 03/01/19)(a)(c)	160	159,800
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)(c)	200	199,500
6.63%, 11/15/22 (Call 08/31/18)	77	79,310

		779,360
HOUSEWARES — 0.1%
American Greetings Corp.,
8.75%, 04/15/25 (Call 04/15/21)(a)	50	47,125
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26 (Call 12/15/21)	100	95,500
6.00%, 10/15/23 (Call 10/15/18)	50	51,500

		194,125
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance Inc.,
7.00%, 11/15/25 (Call 11/15/20)(a)(c)	170	153,850

Security	Par (000)	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 08/01/23 (Call 08/13/18)(a)	$150	$155,625
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	75	72,580
AmWINS Group Inc.,
7.75%, 07/01/26 (Call 07/01/21)(a)	50	52,250
Ardonagh Midco 3 PLC,
8.63%, 07/15/23 (Call 07/15/20)(a)(c)	200	205,000
Assurant Inc.,
7.00%, 03/27/48 (Call 03/27/28)(e)(f)	100	102,000
AssuredPartners Inc.,
7.00%, 08/15/25 (Call 08/15/20)(a)	75	72,375
CNO Financial Group Inc.,
5.25%, 05/30/25 (Call 02/28/25)	125	122,500
Fidelity & Guaranty Life Holdings Inc.,
5.50%, 05/01/25 (Call 02/01/25)(a)	110	106,562
Genworth Holdings Inc.
4.80%, 02/15/24	100	88,500
4.90%, 08/15/23	78	70,590
7.20%, 02/15/21	50	51,970
7.63%, 09/24/21	150	156,000
7.70%, 06/15/20	65	67,275
HUB International Ltd.,
7.00%, 05/01/26 (Call 05/01/21)(a)	265	265,994
Liberty Mutual Group Inc.,
7.80%, 03/07/87(a)	150	177,000
MGIC Investment Corp.,
5.75%, 08/15/23	25	25,774
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	79	82,168
9.13%, 07/15/26 (Call 07/15/21)(a)	140	147,014
Radian Group Inc.,
4.50%, 10/01/24 (Call 07/01/24)	75	72,750
USIS Merger Sub Inc.,
6.88%, 05/01/25 (Call 05/01/20)(a)	200	197,500
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)(e)(f)	100	88,125
5.65%, 05/15/53 (Call 05/15/23)(c)(e)(f)	200	201,692

		2,735,094
INTERNET — 1.3%
Cogent Communications Group Inc.,
5.38%, 03/01/22 (Call 12/01/21)(a)	100	101,750
EIG Investors Corp.,
10.88%, 02/01/24 (Call 02/01/19)(c)	25	27,188
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)	100	94,063
6.38%, 06/01/24 (Call 06/01/19)	50	52,875
Netflix Inc.
4.38%, 11/15/26(c)	200	187,500
4.88%, 04/15/28(a)	300	283,875
5.38%, 02/01/21	125	128,281
5.50%, 02/15/22	100	103,125
5.75%, 03/01/24	100	102,375
5.88%, 02/15/25	150	153,780
5.88%, 11/15/28(a)(c)	350	350,875
Symantec Corp.
4.20%, 09/15/20	250	251,253
5.00%, 04/15/25 (Call 04/15/20)(a)	225	221,848
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/18)	125	125,312
4.75%, 07/15/27 (Call 07/15/22)	125	119,062
5.25%, 04/01/25 (Call 01/01/25)	50	51,063
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	275	272,250
6.00%, 04/01/23 (Call 08/31/18)	275	282,219
6.38%, 05/15/25 (Call 05/15/20)	200	207,000

		3,115,694

61

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
IRON & STEEL — 0.9%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	$125	$115,312
7.00%, 03/15/27 (Call 03/15/22)(c)	25	23,719
7.63%, 10/01/21 (Call 08/31/18)	25	25,438
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,465
7.88%, 08/15/23 (Call 05/15/23)(c)	75	80,812
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/21)(a)	100	100,000
Big River Steel LLC/BRS Finance Corp.,
7.25%, 09/01/25 (Call 09/01/20)(a)(c)	125	130,000
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	50	48,875
5.75%, 03/01/25 (Call 03/01/20)(c)	200	194,000
6.25%, 10/01/40	50	42,969
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)(c)	100	97,500
5.38%, 07/15/27 (Call 07/15/22)	25	23,250
5.75%, 04/15/26 (Call 04/15/21)(a)	75	72,375
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	100	95,625
5.13%, 10/01/21 (Call 08/31/18)	300	303,375
5.25%, 04/15/23 (Call 08/31/18)	200	202,000
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	140	140,000
6.65%, 06/01/37	50	44,750
6.88%, 08/15/25 (Call 08/15/20)	175	178,932
7.38%, 04/01/20	75	79,313

		2,099,710
LEISURE TIME — 0.6%
24 Hour Fitness Worldwide Inc.,
8.00%, 06/01/22 (Call 08/31/18)(a)	135	132,638
Carlson Travel Inc.,
6.75%, 12/15/23 (Call 12/15/19)(a)	200	200,000
Constellation Merger Sub Inc.,
8.50%, 09/15/25 (Call 09/15/20)(a)	75	70,875
NCL Corp. Ltd.,
4.75%, 12/15/21 (Call 12/15/18)(a)	101	101,126
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)(a)	150	150,375
5.38%, 04/15/23 (Call 08/31/18)(a)	125	125,704
Silversea Cruise Finance Ltd.,
7.25%, 02/01/25 (Call 02/01/20)(a)(c)	125	135,312
Viking Cruises Ltd.,
5.88%, 09/15/27 (Call 09/15/22)(a)(c)	170	166,430
Vista Outdoor Inc.,
5.88%, 10/01/23 (Call 10/01/18)	100	98,250
VOC Escrow Ltd.,
5.00%, 02/15/28 (Call 02/15/23)(a)(h)	150	143,625

		1,324,335
LODGING — 1.8%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	140	140,700
6.38%, 04/01/26 (Call 04/01/21)	150	153,375
6.88%, 05/15/23 (Call 08/16/18)	100	105,156
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	95	99,037
10.75%, 09/01/24 (Call 09/01/19)(a)	125	130,312
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	200	192,750
5.13%, 05/01/26 (Call 05/01/21)(a)	275	275,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.,
6.13%, 12/01/24 (Call 12/01/21)	100	101,500

Security	Par (000)	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	$100	$97,500
4.88%, 04/01/27 (Call 04/01/22)	190	184,775
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)(a)	150	154,875
10.25%, 11/15/22 (Call 11/15/19)(a)	50	54,188
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	75	70,500
5.75%, 06/15/25 (Call 03/15/25)(c)	150	151,266
6.00%, 03/15/23(c)	225	233,156
6.63%, 12/15/21(c)	350	372,984
6.75%, 10/01/20	150	157,875
7.75%, 03/15/22	200	219,000
8.63%, 02/01/19	150	153,345
Station Casinos LLC,
5.00%, 10/01/25 (Call 10/01/20)(a)(c)	75	71,438
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
5.88%, 05/15/25 (Call 05/15/20)(a)	25	23,594
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	75	69,938
4.15%, 04/01/24 (Call 02/01/24)	50	49,188
4.25%, 03/01/22 (Call 12/01/21)	125	120,937
4.50%, 04/01/27 (Call 01/01/27)	75	73,313
5.10%, 10/01/25 (Call 07/01/25)	50	51,500
5.63%, 03/01/21	50	51,063
Wyndham Hotels & Resorts Inc.,
5.38%, 04/15/26 (Call 04/15/21)(a)	90	89,887
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	200	193,000
5.25%, 05/15/27 (Call 02/15/27)(a)	170	159,819
5.50%, 03/01/25 (Call 12/01/24)(a)	325	320,937

		4,321,908
MACHINERY — 0.6%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 03/15/24 (Call 03/15/20)(a)	175	184,844
BWX Technologies Inc.,
5.38%, 07/15/26 (Call 07/15/21)(a)	75	76,125
Cleaver-Brooks Inc.,
7.88%, 03/01/23 (Call 12/15/19)(a)	50	51,688
Cloud Crane LLC,
10.13%, 08/01/24 (Call 08/01/19)(a)(c)	125	135,000
Manitowoc Co. Inc. (The),
12.75%, 08/15/21 (Call 02/15/19)(a)	100	110,500
Mueller Water Products Inc.,
5.50%, 06/15/26 (Call 06/15/21)(a)	100	100,875
RBS Global Inc./Rexnord LLC,
4.88%, 12/15/25 (Call 12/15/20)(a)	75	72,000
SPX FLOW Inc.
5.63%, 08/15/24 (Call 08/15/19)(a)(c)	100	99,250
5.88%, 08/15/26 (Call 08/15/21)(a)	25	25,000
Tennant Co.,
5.63%, 05/01/25 (Call 05/01/20)	50	49,750
Terex Corp.,
5.63%, 02/01/25 (Call 02/01/20)(a)	105	104,212
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 04/15/21)(a)	150	134,205
Vertiv Group Corp.,
9.25%, 10/15/24 (Call 10/15/19)(a)(c)	100	98,625
Vertiv Intermediate Holding Corp.
(13.00% PIK), 12.00%, 02/15/22 (Call 02/15/19)(a)(b)	125	120,937
Xerium Technologies Inc.,
9.50%, 08/15/21 (Call 08/31/18)(c)	75	78,938

		1,441,949

62

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MANUFACTURING — 0.8%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 08/31/18)(a)(c)	$50	$50,000
5.38%, 09/15/24 (Call 09/15/19)(a)	100	99,250
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(a)	290	292,175
6.13%, 01/15/23(a)	225	228,656
7.50%, 12/01/24 (Call 12/01/20)(a)	200	212,750
7.50%, 03/15/25 (Call 03/15/20)(a)	300	315,000
7.75%, 03/15/20(a)	200	211,000
8.75%, 12/01/21(a)(c)	200	220,750
FXI Holdings Inc.,
7.88%, 11/01/24 (Call 11/01/20)(a)	75	73,125
Gates Global LLC/Gates Global Co.,
6.00%, 07/15/22 (Call 08/16/18)(a)(c)	83	83,519
LSB Industries Inc.,
9.63%, 05/01/23 (Call 05/01/20)(a)(c)	70	71,225

		1,857,450
MEDIA — 9.2%
Altice Financing SA
6.63%, 02/15/23 (Call 08/31/18)(a)	400	404,500
7.50%, 05/15/26 (Call 05/15/21)(a)	450	438,120
Altice Finco SA,
7.63%, 02/15/25 (Call 02/15/20)(a)	200	183,000
Altice France SA/France
6.00%, 05/15/22 (Call 08/15/18)(a)	800	824,560
6.00%, 05/15/22 (Call 05/01/21)(a)	750	741,562
6.25%, 05/15/24 (Call 05/15/19)(a)	325	322,969
8.13%, 02/01/27 (Call 02/01/22)(a)	400	408,540
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(c)	400	371,000
7.75%, 05/15/22 (Call 08/31/18)(a)(c)	600	597,000
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 08/13/18)(a)	75	75,656
5.50%, 05/15/26 (Call 05/15/21)(a)	200	196,522
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/18)	75	75,000
4.75%, 08/01/25 (Call 08/01/21)(c)	150	144,000
5.00%, 04/01/24 (Call 04/01/20)	325	320,531
Block Communications Inc.,
6.88%, 02/15/25 (Call 02/15/20)(a)(c)	75	74,625
Cablevision Systems Corp.
5.88%, 09/15/22(c)	175	175,438
8.00%, 04/15/20	100	104,905
CBS Radio Inc.,
7.25%, 11/01/24 (Call 11/01/19)(a)	70	65,765
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	125	119,375
5.00%, 02/01/28 (Call 08/01/22)(a)	425	399,234
5.13%, 02/15/23 (Call 08/31/18)	200	199,000
5.13%, 05/01/23 (Call 08/31/18)(a)	200	199,500
5.13%, 05/01/27 (Call 05/01/22)(a)	625	596,681
5.25%, 09/30/22 (Call 08/31/18)	225	227,250
5.38%, 05/01/25 (Call 05/01/20)(a)(c)	250	245,625
5.50%, 05/01/26 (Call 05/01/21)(a)	250	245,625
5.75%, 09/01/23 (Call 08/31/18)	250	253,125
5.75%, 01/15/24 (Call 08/31/18)	125	126,250
5.75%, 02/15/26 (Call 02/15/21)(a)(c)	500	496,875
5.88%, 04/01/24 (Call 04/01/19)(a)	250	254,375
5.88%, 05/01/27 (Call 05/01/21)(a)	150	148,688
Cengage Learning Inc.,
9.50%, 06/15/24 (Call 06/15/19)(a)(c)	125	109,063
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/18)(a)	300	299,598
7.50%, 04/01/28 (Call 04/01/23)(a)	200	206,160
7.75%, 07/15/25 (Call 07/15/20)(a)	200	210,250

Security	Par (000)	Value
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 08/31/18)	$150	$152,652
Series B, 6.50%, 11/15/22 (Call 08/31/18)(c)	200	204,500
Series B, 7.63%, 03/15/20 (Call 08/31/18)(c)	350	350,770
CSC Holdings LLC
5.25%, 06/01/24	150	144,375
5.38%, 02/01/28 (Call 02/01/23)(a)	200	188,442
5.50%, 04/15/27 (Call 04/15/22)(a)	200	192,500
6.63%, 10/15/25 (Call 10/15/20)(a)	200	206,500
6.75%, 11/15/21	200	208,500
10.13%, 01/15/23 (Call 01/15/19)(a)	400	440,000
10.88%, 10/15/25 (Call 10/15/20)(a)	200	232,000
DISH DBS Corp.
5.00%, 03/15/23(c)	300	259,500
5.13%, 05/01/20	150	148,875
5.88%, 07/15/22(c)	400	374,000
5.88%, 11/15/24	400	332,000
6.75%, 06/01/21	300	301,590
7.75%, 07/01/26(c)	375	327,656
7.88%, 09/01/19	250	259,062
EW Scripps Co. (The),
5.13%, 05/15/25 (Call 05/15/20)(a)(c)	75	70,571
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)	125	120,000
5.88%, 07/15/26 (Call 07/15/21)(a)	175	171,063
Lee Enterprises Inc.,
9.50%, 03/15/22 (Call 08/31/18)(a)	25	26,000
Liberty Interactive LLC
8.25%, 02/01/30	25	26,689
8.50%, 07/15/29(c)	100	107,000
LIN Television Corp.,
5.88%, 11/15/22 (Call 08/13/18)	25	25,406
McClatchy Co. (The)
6.88%, 03/15/29(c)	25	32,250
9.00%, 12/15/22 (Call 08/15/18)(c)	159	166,457
9.00%, 07/15/26 (Call 07/15/22)(a)	95	95,238
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
7.88%, 05/15/24 (Call 05/15/19)(a)	75	69,563
Meredith Corp.,
6.88%, 02/01/26 (Call 02/01/21)(a)(c)	275	277,062
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 08/15/23 (Call 08/31/18)(a)	125	131,563
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(a)	175	172,375
6.13%, 02/15/22 (Call 08/13/18)(a)	100	101,625
Quebecor Media Inc.,
5.75%, 01/15/23	100	102,750
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(a)(c)	25	23,375
6.88%, 02/15/23 (Call 02/15/20)(a)	100	96,750
Salem Media Group Inc.,
6.75%, 06/01/24 (Call 06/01/20)(a)(c)	50	45,250
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(c)	100	92,750
5.38%, 04/01/21 (Call 08/16/18)	125	125,781
5.63%, 08/01/24 (Call 08/01/19)(a)	100	98,750
5.88%, 03/15/26 (Call 03/15/21)(a)	50	49,281
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	125	121,406
4.63%, 05/15/23 (Call 08/31/18)(a)	150	147,750
5.00%, 08/01/27 (Call 08/01/22)(a)	300	285,000
5.38%, 04/15/25 (Call 04/15/20)(a)	225	223,312
5.38%, 07/15/26 (Call 07/15/21)(a)	165	161,494
6.00%, 07/15/24 (Call 07/15/19)(a)	250	258,437

63

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TEGNA Inc.
5.13%, 10/15/19 (Call 08/31/18)(c)	$250	$250,625
5.13%, 07/15/20 (Call 08/31/18)	125	126,563
5.50%, 09/15/24 (Call 09/15/19)(a)(c)	100	100,500
Telenet Finance Luxembourg Note,
5.50%, 03/01/28 (Call 12/01/22)(a)	200	182,500
Townsquare Media Inc.,
6.50%, 04/01/23 (Call 08/31/18)(a)	100	91,750
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)	150	150,750
Unitymedia GmbH,
6.13%, 01/15/25 (Call 01/15/20)(a)	200	207,980
Univision Communications Inc.
5.13%, 05/15/23 (Call 08/31/18)(a)	275	262,625
5.13%, 02/15/25 (Call 02/15/20)(a)	300	278,250
UPC Holding BV,
5.50%, 01/15/28 (Call 10/15/22)(a)	125	114,688
UPCB Finance IV Ltd.,
5.38%, 01/15/25 (Call 01/15/20)(a)	325	313,625
Urban One Inc.
7.38%, 04/15/22 (Call 08/31/18)(a)	50	49,125
9.25%, 02/15/20 (Call 08/31/18)(a)(c)	50	48,875
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)(f)	100	97,400
6.25%, 02/28/57 (Call 02/28/27)(e)(f)	150	146,147
Videotron Ltd.
5.00%, 07/15/22	175	178,412
5.13%, 04/15/27 (Call 04/15/22)(a)	175	171,938
5.38%, 06/15/24 (Call 03/15/24)(a)(c)	20	20,650
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)	200	187,375
6.00%, 10/15/24 (Call 10/15/19)(a)(c)	200	195,500
6.38%, 04/15/23 (Call 08/13/18)(a)	250	256,875
Virgin Media Secured Finance PLC,
5.50%, 08/15/26 (Call 08/15/21)(a)	200	190,500
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)(a)(c)	200	187,000
6.00%, 01/15/27 (Call 01/15/22)(a)	125	114,375
Ziggo BV,
5.50%, 01/15/27 (Call 01/15/22)(a)	300	285,750

		21,818,015
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (Call 12/15/19)(a)(c)	150	156,000
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	300	287,625
6.25%, 08/15/24 (Call 08/15/19)(a)	190	190,475
TriMas Corp.,
4.88%, 10/15/25 (Call 10/15/20)(a)	100	95,750
Zekelman Industries Inc.,
9.88%, 06/15/23 (Call 06/15/19)(a)	75	81,937

		811,787
MINING — 2.2%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(a)	200	212,750
7.00%, 09/30/26 (Call 09/30/21)(a)	200	216,000
Aleris International Inc.,
10.75%, 07/15/23 (Call 07/15/20)(a)	75	79,688
Barminco Finance Pty Ltd.,
6.63%, 05/15/22 (Call 05/15/19)(a)	75	71,175
Constellium NV,
6.63%, 03/01/25 (Call 03/01/20)(a)(c)	250	254,922
Eldorado Gold Corp.,
6.13%, 12/15/20 (Call 08/31/18)(a)(c)	125	122,188
Ferroglobe PLC/Globe Specialty Metals Inc.,
9.38%, 03/01/22 (Call 03/01/19)(a)	150	154,312
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	165	160,462
5.13%, 03/15/23 (Call 12/15/22)(a)(c)	110	106,975
5.13%, 05/15/24 (Call 02/15/24)(a)(c)	125	119,688

Security	Par (000)	Value
Freeport-McMoRan Inc.
3.10%, 03/15/20	$175	$172,812
3.55%, 03/01/22 (Call 12/01/21)	490	474,687
3.88%, 03/15/23 (Call 12/15/22)	400	385,000
4.00%, 11/14/21	65	64,431
4.55%, 11/14/24 (Call 08/14/24)	125	120,859
5.40%, 11/14/34 (Call 05/14/34)	125	114,688
5.45%, 03/15/43 (Call 09/15/42)	375	333,000
6.88%, 02/15/23 (Call 02/15/20)	145	155,150
Hecla Mining Co.,
6.88%, 05/01/21 (Call 08/31/18)(c)	125	125,781
Hi-Crush Partners LP,
9.50%, 08/01/26 (Call 08/01/21)(a)	65	64,513
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)(a)	100	102,875
7.63%, 01/15/25 (Call 01/15/20)(a)(c)	50	51,625
IAMGOLD Corp.,
7.00%, 04/15/25 (Call 04/15/20)(a)	75	76,575
Joseph T Ryerson & Son Inc.,
11.00%, 05/15/22 (Call 05/15/19)(a)	75	82,688
JW Aluminum Continuous Cast Co.,
10.25%, 06/01/26 (Call 06/01/21)(a)	50	49,500
Mountain Province Diamonds Inc.,
8.00%, 12/15/22 (Call 12/15/19)(a)(c)	25	25,375
New Gold Inc.
6.25%, 11/15/22 (Call 08/09/18)(a)(c)	150	141,375
6.38%, 05/15/25 (Call 05/15/20)(a)	11	10,010
Northwest Acquisitions ULC/Dominion Finco Inc.,
7.13%, 11/01/22 (Call 11/01/19)(a)	125	124,687
Petropavlovsk 2016 Ltd.,
8.13%, 11/14/22 (Call 08/14/22)(a)	200	173,748
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)(c)	50	49,375
4.75%, 01/15/22 (Call 10/15/21)	60	61,800
5.20%, 03/01/42 (Call 09/01/41)	200	183,000
5.40%, 02/01/43 (Call 08/01/42)	25	23,438
6.00%, 08/15/40 (Call 02/15/40)	50	50,500
6.13%, 10/01/35	100	103,750
6.25%, 07/15/41 (Call 01/15/41)	150	156,375
8.50%, 06/01/24 (Call 06/01/19)(a)	175	192,719

		5,168,496
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 08/31/18)	125	126,250
5.50%, 12/01/24 (Call 06/01/24)	175	181,510
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	100	94,375
4.38%, 05/15/22 (Call 04/15/22)	75	68,437
4.63%, 03/15/24 (Call 12/15/23)	100	89,125
4.70%, 04/01/23 (Call 03/01/23)	75	67,313

		627,010
OIL & GAS — 9.5%
Aker BP ASA,
5.88%, 03/31/25 (Call 03/31/21)(a)	150	153,750
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
7.88%, 12/15/24 (Call 12/15/19)	55	57,200
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	150	150,187
5.13%, 12/01/22 (Call 08/31/18)	150	150,375
5.38%, 11/01/21 (Call 08/31/18)	200	202,750
5.63%, 06/01/23 (Call 08/31/18)	150	153,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 04/01/22 (Call 04/01/20)(a)(c)	275	303,875
Athabasca Oil Corp.,
9.88%, 02/24/22 (Call 02/24/19)(a)(c)	50	52,000

64

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Baytex Energy Corp.
5.13%, 06/01/21 (Call 08/31/18)(a)	$100	$96,750
5.63%, 06/01/24 (Call 06/01/19)(a)	75	70,313
Berry Petroleum Co. LLC,
7.00%, 02/15/26 (Call 02/15/21)(a)	50	52,125
Bruin E&P Partners LLC,
8.88%, 08/01/23 (Call 08/01/20)(a)	110	111,099
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(a)(c)	415	371,425
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	75	76,125
6.38%, 07/01/26 (Call 07/01/21)(a)	75	75,656
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/18)	250	247,500
7.63%, 01/15/22 (Call 08/31/18)	100	99,250
Canbriam Energy Inc.,
9.75%, 11/15/19 (Call 08/31/18)(a)	25	25,000
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 08/31/18)(c)	150	152,625
7.50%, 09/15/20 (Call 08/31/18)	6	6,008
Centennial Resource Production LLC,
5.38%, 01/15/26 (Call 01/15/21)(a)	50	48,563
Chaparral Energy Inc.,
8.75%, 07/15/23 (Call 07/15/20)(a)	80	80,300
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/18)(c)	100	97,000
5.75%, 03/15/23	25	24,125
6.13%, 02/15/21	100	102,250
6.63%, 08/15/20	250	260,000
8.00%, 12/15/22 (Call 12/15/18)(a)	175	184,625
8.00%, 01/15/25 (Call 01/15/20)	375	384,375
8.00%, 06/15/27 (Call 06/15/22)	175	178,937
Citgo Holding Inc.,
10.75%, 02/15/20(a)	250	266,012
CNX Resources Corp.,
5.88%, 04/15/22 (Call 08/31/18)	275	275,553
Comstock Escrow Corp.,
9.75%, 08/15/26 (Call 08/15/21)(a)(h)	150	145,267
Comstock Resources Inc. (12.25% PIK),
10.00%, 03/15/20 (Call 08/31/18)(b)	100	105,250
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	150	147,348
4.38%, 01/15/28 (Call 10/15/27)	150	149,494
4.50%, 04/15/23 (Call 01/15/23)	320	325,575
4.90%, 06/01/44 (Call 12/01/43)	150	148,293
5.00%, 09/15/22 (Call 08/31/18)	350	355,162
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 05/15/25 (Call 05/15/20)(a)(c)	125	126,875
CrownRock LP/CrownRock Finance Inc.,
5.63%, 10/15/25 (Call 10/15/20)(a)	150	144,750
CVR Refining LLC/Coffeyville Finance Inc.,
6.50%, 11/01/22 (Call 08/31/18)(c)	75	76,688
Denbury Resources Inc.
5.50%, 05/01/22 (Call 08/31/18)	50	45,250
9.00%, 05/15/21 (Call 12/15/18)(a)(c)	150	159,562
9.25%, 03/31/22 (Call 03/31/19)(a)(c)	105	111,300
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	50	43,500
4.88%, 11/01/43 (Call 05/01/43)	50	36,000
5.70%, 10/15/39	150	120,000
7.88%, 08/15/25 (Call 05/15/25)	125	130,156
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	100	97,000
5.38%, 05/31/25 (Call 05/31/20)	125	125,000
5.38%, 05/31/25 (Call 05/31/20)(a)	50	49,875

Security	Par (000)	Value
Eclipse Resources Corp.,
8.88%, 07/15/23 (Call 08/31/18)	$75	$71,813
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	100	97,750
5.75%, 01/30/28 (Call 01/30/23)(a)	100	97,750
Energen Corp.,
4.63%, 09/01/21 (Call 06/01/21)	25	24,938
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 02/15/23 (Call 02/15/20)(a)	50	53,750
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	126,937
5.20%, 03/15/25 (Call 12/15/24)(c)	100	84,875
5.75%, 10/01/44 (Call 04/01/44)	250	181,875
7.75%, 02/01/26	170	164,050
8.00%, 01/31/24 (Call 10/31/23)	50	50,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 08/31/18)	65	43,875
7.75%, 05/15/26 (Call 05/15/21)(a)	175	178,500
8.00%, 11/29/24 (Call 11/30/19)(a)	100	101,000
8.00%, 02/15/25 (Call 02/15/20)(a)	200	152,500
9.38%, 05/01/24 (Call 05/01/20)(a)	200	164,500
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	215	208,550
7.38%, 05/15/24 (Call 05/15/20)(a)	75	78,750
Great Western Petroleum LLC/Great Western Finance Corp.,
9.00%, 09/30/21 (Call 03/31/19)(a)	50	51,250
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(c)	150	144,750
6.38%, 05/15/25 (Call 05/15/20)(c)	75	72,750
6.38%, 01/15/26 (Call 01/15/21)	100	96,750
6.63%, 05/01/23 (Call 08/31/18)	100	101,250
Halcon Resources Corp.,
6.75%, 02/15/25 (Call 02/15/20)	75	69,563
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
5.63%, 02/15/26 (Call 02/15/21)(a)(c)	150	150,750
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 08/31/18)	25	25,094
8.75%, 06/15/25 (Call 06/15/20)	100	107,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)	100	96,125
5.75%, 10/01/25 (Call 04/01/20)(a)	100	99,750
Indigo Natural Resources LLC,
6.88%, 02/15/26 (Call 02/15/21)(a)	135	130,612
Jagged Peak Energy LLC,
5.88%, 05/01/26 (Call 05/01/21)(a)	110	108,075
Jonah Energy LLC/Jonah Energy Finance Corp.,
7.25%, 10/15/25 (Call 10/15/20)(a)(c)	100	82,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 08/31/18)	25	15,000
9.25%, 03/15/23 (Call 03/15/20)(a)	150	151,875
Jupiter Resources Inc.,
8.50%, 10/01/22 (Call 08/31/18)(a)	200	100,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/18)	90	89,888
6.25%, 03/15/23 (Call 08/31/18)	25	25,125
Lonestar Resources America Inc.,
11.25%, 01/01/23 (Call 01/01/21)(a)	25	27,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 08/01/26 (Call 08/01/21)(a)	75	75,446
Matador Resources Co.,
6.88%, 04/15/23 (Call 08/31/18)(c)	100	105,125
MEG Energy Corp.
6.38%, 01/30/23 (Call 08/31/18)(a)	150	135,375
6.50%, 01/15/25 (Call 01/15/20)(a)	150	147,562
7.00%, 03/31/24 (Call 09/30/18)(a)	200	180,750

65

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Moss Creek Resources Holdings Inc.,
7.50%, 01/15/26 (Call 01/15/21)(a)	$150	$146,250
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	97,750
4.45%, 12/01/22 (Call 09/01/22)	125	123,549
5.75%, 08/15/25 (Call 08/15/20)	125	125,315
5.88%, 12/01/42 (Call 06/01/42)	75	67,793
6.88%, 08/15/24 (Call 08/15/19)	95	99,750
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	49,688
6.00%, 08/15/23 (Call 08/31/18)(c)	100	102,500
Nabors Industries Inc.
4.63%, 09/15/21	25	24,563
5.00%, 09/15/20	150	150,750
5.50%, 01/15/23 (Call 11/15/22)	175	168,653
5.75%, 02/01/25 (Call 11/01/24)(a)	225	213,187
Neptune Energy Bondco PLC,
6.63%, 05/15/25 (Call 05/15/21)(a)	200	195,000
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(c)	125	127,812
5.63%, 07/01/24	225	236,250
5.75%, 01/30/22(c)	120	125,100
Noble Holding International Ltd.
5.25%, 03/15/42	100	71,000
6.05%, 03/01/41	100	74,000
7.75%, 01/15/24 (Call 10/15/23)	175	169,750
7.88%, 02/01/26 (Call 02/01/21)(a)	210	215,775
7.95%, 04/01/25 (Call 01/01/25)(c)	75	70,875
8.95%, 04/01/45 (Call 10/01/44)	75	69,000
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(c)	100	100,500
6.88%, 03/15/22 (Call 08/31/18)	166	169,112
6.88%, 01/15/23 (Call 08/31/18)	75	76,688
Par Petroleum LLC/Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 12/15/20)(a)	25	25,063
Parker Drilling Co.,
6.75%, 07/15/22 (Call 08/31/18)(c)	75	61,125
Parkland Fuel Corp.,
6.00%, 04/01/26 (Call 04/01/21)(a)(c)	80	78,900
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	100	98,750
5.38%, 01/15/25 (Call 01/15/20)(a)	175	174,125
5.63%, 10/15/27 (Call 10/15/22)(a)	150	148,875
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	100	104,000
7.25%, 06/15/25 (Call 06/15/20)	175	183,094
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	130	128,537
6.13%, 09/15/24 (Call 09/15/19)	75	75,281
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	100	95,500
7.13%, 01/15/26 (Call 11/15/20)(a)	100	102,625
7.75%, 12/15/23 (Call 12/15/19)(c)	50	52,875
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	100	98,500
5.38%, 10/01/22 (Call 07/01/22)	75	76,125
5.63%, 03/01/26 (Call 12/01/25)	150	144,375
6.88%, 03/01/21	100	106,250
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	125	115,781
5.00%, 08/15/22 (Call 05/15/22)	125	122,500
5.00%, 03/15/23 (Call 12/15/22)(c)	200	191,750

Security	Par (000)	Value
5.88%, 07/01/22 (Call 04/01/22)	$100	$100,500
Resolute Energy Corp.,
8.50%, 05/01/20 (Call 08/31/18)(c)	100	100,188
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	125	108,125
4.88%, 06/01/22 (Call 03/01/22)	120	112,350
5.85%, 01/15/44 (Call 07/15/43)	75	55,875
7.38%, 06/15/25 (Call 03/15/25)	175	168,656
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 08/31/18)(a)	50	31,000
7.38%, 11/01/21 (Call 08/31/18)(a)(c)	175	108,500
13.00%, 11/30/20 (Call 11/30/18)(a)	75	83,625
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 08/31/18)(c)	175	120,094
7.25%, 02/15/23 (Call 02/15/20)(a)	125	123,006
7.75%, 06/15/21 (Call 08/31/18)	120	103,800
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	125	120,000
6.75%, 05/01/23 (Call 08/31/18)(a)	50	51,625
6.88%, 06/30/23 (Call 08/31/18)(a)(c)	50	51,750
SM Energy Co.
5.00%, 01/15/24 (Call 08/31/18)	125	120,313
5.63%, 06/01/25 (Call 06/01/20)(c)	100	97,375
6.13%, 11/15/22 (Call 11/15/18)	200	205,000
6.75%, 09/15/26 (Call 09/15/21)(c)	100	101,750
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	255	242,250
6.20%, 01/23/25 (Call 10/23/24)(c)	250	246,562
7.50%, 04/01/26 (Call 04/01/21)(c)	100	103,125
7.75%, 10/01/27 (Call 10/01/22)(c)	75	78,422
SRC Energy Inc.,
6.25%, 12/01/25 (Call 12/01/20)	125	125,625
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(a)	150	147,408
5.50%, 02/15/26 (Call 02/15/21)(a)	125	118,906
5.88%, 03/15/28 (Call 03/15/23)(a)	110	103,400
Tapstone Energy LLC/Tapstone Energy Finance Corp.,
9.75%, 06/01/22 (Call 06/01/20)(a)	50	44,125
Teine Energy Ltd.,
6.88%, 09/30/22 (Call 08/31/18)(a)	100	100,750
Transocean Guardian Ltd.,
5.88%, 01/15/24 (Call 07/15/21)(a)	104	105,040
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	100	98,625
6.80%, 03/15/38	225	187,875
7.50%, 01/15/26 (Call 01/15/21)(a)	225	230,062
7.50%, 04/15/31(c)	100	93,750
8.38%, 12/15/21(c)	100	107,000
9.00%, 07/15/23 (Call 07/15/20)(a)	250	269,687
Transocean Pontus Ltd.,
6.13%, 08/01/25 (Call 08/01/21)(a)	15	15,281
Trinidad Drilling Ltd.,
6.63%, 02/15/25 (Call 02/15/20)(a)	25	24,188
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(c)	170	110,075
7.13%, 04/15/25 (Call 04/15/20)(a)(c)	100	60,000
Unit Corp.,
6.63%, 05/15/21 (Call 08/31/18)	125	123,437
Vermilion Energy Inc.,
5.63%, 03/15/25 (Call 03/15/20)(a)	50	49,345
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23 (Call 10/15/20)(a)	100	92,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	150	153,000
6.63%, 01/15/26 (Call 10/15/25)(c)	250	258,906
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)	75	75,750
6.88%, 02/01/25 (Call 02/01/20)(a)	20	20,200

66

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	$125	$124,219
5.75%, 06/01/26 (Call 06/01/21)	100	100,250
6.00%, 01/15/22 (Call 10/15/21)	137	142,137
8.25%, 08/01/23 (Call 06/01/23)	100	113,130

		22,505,829
OIL & GAS SERVICES — 1.5%
Apergy Corp.,
6.38%, 05/01/26 (Call 05/01/21)(a)(c)	65	66,219
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 08/31/18)	100	99,000
6.00%, 10/01/22 (Call 08/31/18)	25	24,750
Bristow Group Inc.
6.25%, 10/15/22 (Call 08/31/18)	75	57,750
8.75%, 03/01/23 (Call 03/01/20)(a)	75	73,500
Calfrac Holdings LP,
8.50%, 06/15/26 (Call 06/15/21)(a)	125	120,781
CGG Holding U.S. Inc.,
9.00%, 05/01/23 (Call 05/01/20)(a)	200	208,000
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/21)(a)	125	124,375
Exterran Energy Solutions LP/EES Finance Corp.,
8.13%, 05/01/25 (Call 05/01/20)	100	105,000
Forum Energy Technologies Inc.,
6.25%, 10/01/21 (Call 08/31/18)	50	49,813
FTS International Inc.,
6.25%, 05/01/22 (Call 08/31/18)	50	49,861
KCA Deutag UK Finance PLC,
9.88%, 04/01/22 (Call 04/01/20)(a)	200	206,000
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.,
10.63%, 05/01/24 (Call 05/01/21)(a)	240	249,300
Oceaneering International Inc.,
6.00%, 02/01/28 (Call 11/01/27)	50	49,546
Pioneer Energy Services Corp.,
6.13%, 03/15/22 (Call 08/31/18)	50	46,250
SESI LLC
7.13%, 12/15/21 (Call 08/31/18)	50	51,000
7.75%, 09/15/24 (Call 09/15/20)	150	154,500
Transocean Phoenix 2 Ltd.,
7.75%, 10/15/24 (Call 10/15/20)(a)	170	180,625
Transocean Proteus Ltd.,
6.25%, 12/01/24 (Call 12/01/20)(a)(c)	85	86,700
USA Compression Partners LP/USA Compression Finance Corp.,
6.88%, 04/01/26 (Call 04/01/21)(a)(c)	135	138,881
Weatherford International LLC,
9.88%, 03/01/25 (Call 12/01/24)(a)(c)	75	76,031
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	170	157,250
6.50%, 08/01/36	100	78,500
6.75%, 09/15/40	125	98,750
7.00%, 03/15/38	150	121,125
7.75%, 06/15/21 (Call 05/15/21)(c)	200	206,250
8.25%, 06/15/23 (Call 03/15/23)(c)	125	124,062
9.88%, 02/15/24 (Call 11/15/23)	275	279,125
Welltec A/S,
9.50%, 12/01/22 (Call 12/01/19)(a)(c)	200	201,000

		3,483,944
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA (7.88% PIK),
7.13%, 09/15/23 (Call 09/15/19)(b)(c)	125	126,250
ARD Securities Finance SARL (8.75% PIK),
8.75%, 01/31/23 (Call 09/15/19)(a)(b)	200	200,000

Security	Par (000)	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)	$125	$122,813
4.63%, 05/15/23 (Call 05/15/19)(a)(c)	200	197,500
6.00%, 02/15/25 (Call 02/15/20)(a)	200	195,250
7.25%, 05/15/24 (Call 05/15/19)(a)	500	521,250
Ball Corp.
4.00%, 11/15/23	225	218,812
4.88%, 03/15/26 (Call 12/15/25)	175	174,344
5.00%, 03/15/22	150	154,125
5.25%, 07/01/25(c)	175	179,375
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	105	98,700
5.13%, 07/15/23 (Call 08/31/18)	100	99,250
5.50%, 05/15/22 (Call 08/31/18)	125	126,875
6.00%, 10/15/22 (Call 10/15/18)	140	143,150
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	275	268,469
7.25%, 04/15/25 (Call 04/15/20)(a)(c)	270	263,081
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23(c)	200	198,040
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)(c)	220	199,032
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/21)(a)(c)	150	141,000
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)	100	97,250
7.88%, 07/15/26 (Call 07/15/21)(a)	55	55,380
Graphic Packaging International LLC,
4.13%, 08/15/24 (Call 05/15/24)(c)	100	97,000
Multi-Color Corp.,
4.88%, 11/01/25 (Call 11/01/20)(a)(c)	150	139,125
OI European Group BV,
4.00%, 03/15/23 (Call 12/15/22)(a)	50	47,250
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	125	125,000
5.88%, 08/15/23(a)	50	50,750
6.38%, 08/15/25(a)(c)	100	102,500
Plastipak Holdings Inc.,
6.25%, 10/15/25 (Call 10/15/20)(a)	100	91,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	275	273,460
5.75%, 10/15/20 (Call 08/31/18)	775	776,682
7.00%, 07/15/24 (Call 07/15/19)(a)(c)	150	151,875
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	50	50,438
5.13%, 12/01/24 (Call 09/01/24)(a)(c)	125	125,937
5.25%, 04/01/23 (Call 01/01/23)(a)	125	127,187
5.50%, 09/15/25 (Call 06/15/25)(a)	20	20,598
6.88%, 07/15/33(a)(c)	125	135,312
Silgan Holdings Inc.,
4.75%, 03/15/25 (Call 03/15/20)	100	95,500
W/S Packaging Holdings Inc.,
9.00%, 04/15/23 (Call 04/15/20)(a)(c)	50	51,000

		6,241,310
PHARMACEUTICALS — 2.2%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/18)(a)	150	142,125
5.50%, 11/01/25 (Call 11/01/20)(a)	350	350,630
5.63%, 12/01/21 (Call 08/31/18)(a)	225	222,750
5.88%, 05/15/23 (Call 08/31/18)(a)	625	600,312
6.13%, 04/15/25 (Call 04/15/20)(a)	530	496,875
6.50%, 03/15/22 (Call 03/15/19)(a)	250	260,675
7.00%, 03/15/24 (Call 03/15/20)(a)(c)	350	371,087

67

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
7.50%, 07/15/21 (Call 08/31/18)(a)	$500	$510,000
9.00%, 12/15/25 (Call 12/15/21)(a)	300	317,760
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 08/31/18)(a)	400	340,000
6.00%, 02/01/25 (Call 02/01/20)(a)	200	160,500
Endo Finance LLC,
5.75%, 01/15/22 (Call 08/31/18)(a)(c)	125	114,688
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/18)(a)	150	126,563
7.25%, 01/15/22 (Call 08/31/18)(a)	50	47,250
Horizon Pharma Inc.,
6.63%, 05/01/23 (Call 08/31/18)	200	201,500
Horizon Pharma Inc./Horizon Pharma USA Inc.,
8.75%, 11/01/24 (Call 11/01/19)(a)	25	26,563
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.,
7.50%, 10/01/24 (Call 10/01/19)(a)	100	105,000
NVA Holdings Inc./United States,
6.88%, 04/01/26 (Call 04/01/21)(a)	100	99,500
Valeant Pharmaceuticals International Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(c)	165	169,455
9.25%, 04/01/26 (Call 04/01/22)(a)(c)	275	292,531
Vizient Inc.,
10.38%, 03/01/24 (Call 03/01/19)(a)(c)	125	137,187

		5,092,951
PIPELINES — 4.0%
American Midstream Partners LP/American Midstream Finance Corp.,
9.25%, 12/15/21 (Call 12/15/18)(a)	125	123,750
Andeavor Logistics LP,
Series A,
6.88%, (Call 02/15/23)(c)(d)(e)(f)	100	100,188
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.38%, 09/15/24 (Call 09/15/19)	125	125,469
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 08/31/18)(a)	125	126,600
6.63%, 07/15/26 (Call 07/15/21)(a)(c)	75	75,563
Buckeye Partners LP,
6.38%, 01/22/78 (Call 01/22/23)(e)(f)	50	46,185
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(c)	200	200,600
5.88%, 03/31/25 (Call 10/02/24)(c)	270	284,175
7.00%, 06/30/24 (Call 01/01/24)	250	274,375
Cheniere Energy Partners LP,
5.25%, 10/01/25 (Call 10/01/20)	350	348,250
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
6.50%, 03/15/26 (Call 03/15/21)(a)	100	98,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	25	25,250
6.25%, 04/01/23 (Call 08/31/18)(c)	150	153,000
DCP Midstream LP,
Series A,
7.38%, (Call 12/15/22)(d)(e)(f)	75	74,438
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	150	145,875
4.75%, 09/30/21 (Call 06/30/21)(a)	100	101,274
5.35%, 03/15/20(a)(c)	125	128,281
5.38%, 07/15/25 (Call 04/15/25)	40	40,850
5.60%, 04/01/44 (Call 10/01/43)	25	23,875
5.85%, 05/21/43 (Call 05/21/23)(a)(e)(f)	145	131,950
6.45%, 11/03/36(a)	125	131,562
6.75%, 09/15/37(a)	100	107,500
8.13%, 08/16/30(c)	100	120,500
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27)(e)(f)	150	140,625
6.25%, 03/01/78 (Call 03/01/28)(e)(f)	175	170,888
Series 16-A,
6.00%, 01/15/77 (Call 01/15/27)(e)(f)	200	196,120

Security	Par (000)	Value
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)(c)	$150	$145,875
5.50%, 06/01/27 (Call 03/01/27)(c)	125	128,125
5.88%, 01/15/24 (Call 10/15/23)	275	286,000
7.50%, 10/15/20	225	240,187
Energy Transfer Partners LP
Series A,
6.25%, (Call 02/15/23)(d)(e)(f)	175	165,812
Series B,
6.63%, (Call 02/15/28)(d)(e)(f)	100	95,000
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	150	140,391
4.40%, 04/01/24 (Call 01/01/24)	100	96,005
4.85%, 07/15/26 (Call 04/15/26)	100	96,119
5.05%, 04/01/45 (Call 10/01/44)	75	62,257
5.45%, 06/01/47 (Call 12/01/46)	100	85,800
5.60%, 04/01/44 (Call 10/01/43)	75	64,600
Series C,
6.00%, (Call 12/15/22)(d)(e)(f)	100	86,750
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/19)	50	46,625
6.25%, 05/15/26 (Call 02/15/21)	125	117,500
6.50%, 10/01/25 (Call 10/01/20)(c)	100	96,750
6.75%, 08/01/22 (Call 08/31/18)	275	280,500
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.00%, 08/01/24 (Call 08/01/19)(a)	100	102,379
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
7.25%, 02/15/21 (Call 08/31/18)	100	98,500
Midcontinent Express Pipeline LLC,
6.70%, 09/15/19(a)	50	51,343
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(c)	100	100,250
4.88%, 08/15/27 (Call 02/15/27)(a)	150	149,812
7.77%, 12/15/37(a)	100	123,000
NuStar Logistics LP
4.80%, 09/01/20	165	165,619
5.63%, 04/28/27 (Call 01/28/27)(c)	100	97,625
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 08/31/18)	25	25,375
Plains All American Pipeline LP,
Series B,
6.13%, (Call 11/15/22)(d)(e)(f)	150	145,875
Rockies Express Pipeline LLC
5.63%, 04/15/20(a)	50	51,445
6.88%, 04/15/40(a)	89	103,240
7.50%, 07/15/38(a)(c)	50	60,000
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)(c)	50	48,000
7.25%, 03/15/26 (Call 03/15/21)	50	49,875
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 08/16/18)(c)	100	98,500
5.63%, 11/15/23 (Call 05/15/19)	100	95,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/31/18)	150	148,500
5.75%, 04/15/25 (Call 04/15/20)	25	24,000
Summit Midstream Partners LP,
Series A,
9.50%, (Call 12/15/22)(d)(e)(f)	50	49,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(c)	100	102,500
5.50%, 01/15/28 (Call 01/15/23)(a)	175	175,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/18)	100	100,000
4.25%, 11/15/23 (Call 08/31/18)	125	120,000

68

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.00%, 01/15/28 (Call 01/15/23)(a)(c)	$100	$94,375
5.13%, 02/01/25 (Call 02/01/20)	75	74,625
5.25%, 05/01/23 (Call 08/31/18)	125	125,938
5.38%, 02/01/27 (Call 02/01/22)	150	148,498
5.88%, 04/15/26 (Call 04/15/21)(a)	170	173,400
6.75%, 03/15/24 (Call 09/15/19)	100	105,500
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	165	160,875
4.55%, 06/24/24 (Call 03/24/24)	250	251,250
5.75%, 06/24/44 (Call 12/24/43)	100	106,500
8.75%, 03/15/32	200	262,500

		9,519,425
REAL ESTATE — 0.5%
Crescent Communities LLC/Crescent Ventures Inc.,
8.88%, 10/15/21 (Call 08/01/18)(a)	23	24,362
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 11/15/20)(a)(c)	100	101,500
Greystar Real Estate Partners LLC,
5.75%, 12/01/25 (Call 12/01/20)(a)(c)	100	97,000
Howard Hughes Corp. (The),
5.38%, 03/15/25 (Call 03/15/20)(a)	225	220,219
Hunt Companies Inc.,
6.25%, 02/15/26 (Call 02/15/21)(a)	135	125,212
Kennedy-Wilson Inc.,
5.88%, 04/01/24 (Call 04/01/19)(c)	250	243,750
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(c)	125	116,375
5.25%, 12/01/21 (Call 08/31/18)(a)(c)	175	175,437
WeWork Companies Inc.,
7.88%, 05/01/25(a)	125	121,563

		1,225,418
REAL ESTATE INVESTMENT TRUSTS — 2.5%
CBL & Associates LP,
5.95%, 12/15/26 (Call 09/15/26)(c)	200	172,369
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	48,500
4.75%, 10/15/27 (Call 07/15/27)	100	89,595
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	100	100,375
5.38%, 03/15/27 (Call 03/15/22)	100	99,250
Equinix Inc.
5.38%, 01/01/22 (Call 08/31/18)	125	129,219
5.38%, 04/01/23 (Call 08/31/18)	125	128,125
5.38%, 05/15/27 (Call 05/15/22)	250	251,875
5.75%, 01/01/25 (Call 01/01/20)	150	154,687
5.88%, 01/15/26 (Call 01/15/21)	250	258,437
ESH Hospitality Inc.,
5.25%, 05/01/25 (Call 05/01/20)(a)	275	266,777
Felcor Lodging LP,
6.00%, 06/01/25 (Call 06/01/20)	115	117,588
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 08/31/18)	60	60,600
5.88%, 10/15/24 (Call 10/15/19)	75	73,125
6.00%, 04/15/26 (Call 04/15/21)	100	97,500
Iron Mountain Inc.
4.38%, 06/01/21 (Call 08/13/18)(a)	100	99,750
4.88%, 09/15/27 (Call 09/15/22)(a)	150	137,438
5.25%, 03/15/28 (Call 12/27/22)(a)	175	161,875
5.75%, 08/15/24 (Call 08/13/18)	100	99,125
6.00%, 08/15/23 (Call 08/15/18)(c)	190	194,275
Iron Mountain U.S. Holdings Inc.,
5.38%, 06/01/26 (Call 06/01/21)(a)	100	95,125
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	100	99,125
5.25%, 09/15/22 (Call 09/15/19)(c)	100	97,500

Security	Par (000)	Value
6.50%, 07/01/21 (Call 08/31/18)	$100	$102,000
Mack-Cali Realty LP,
3.15%, 05/15/23 (Call 02/15/23)	100	88,672
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	125	117,813
4.50%, 01/15/28 (Call 10/15/27)	75	68,438
5.63%, 05/01/24 (Call 02/01/24)	200	204,500
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	275	266,062
5.25%, 08/01/26 (Call 08/01/21)	145	143,188
6.38%, 03/01/24 (Call 03/01/19)	125	131,250
QCP SNF West/Central/East/AL REIT LLC,
8.13%, 11/01/23 (Call 08/28/18)(a)	150	163,125
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	175	169,368
4.88%, 07/15/22 (Call 08/31/18)	150	149,437
4.88%, 09/01/24 (Call 09/01/19)(c)	150	145,125
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)	115	112,275
4.75%, 03/15/25 (Call 09/15/24)(a)(c)	75	74,063
5.00%, 12/15/21 (Call 09/15/21)	184	186,300
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/18)(a)	150	144,750
7.13%, 12/15/24 (Call 12/15/19)(a)	150	136,500
8.25%, 10/15/23 (Call 04/15/19)(c)	150	140,250
VICI Properties 1 LLC/VICI FC Inc.,
8.00%, 10/15/23 (Call 10/15/20)	200	221,250

		5,796,601
RETAIL — 3.2%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(c)	300	285,375
4.63%, 01/15/22 (Call 08/31/18)(a)	150	149,625
5.00%, 10/15/25 (Call 10/15/20)(a)	475	455,406
Asbury Automotive Group Inc.,
6.00%, 12/15/24 (Call 12/15/19)	105	104,475
Beacon Roofing Supply Inc.,
4.88%, 11/01/25 (Call 11/01/20)(a)(c)	250	232,887
Brinker International Inc.,
3.88%, 05/15/23	75	70,688
Cumberland Farms Inc.,
6.75%, 05/01/25 (Call 05/01/20)(a)	50	50,313
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.,
8.00%, 06/01/21 (Call 08/31/18)(a)	25	25,375
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/18)(c)	105	95,812
6.75%, 01/15/22 (Call 08/31/18)(c)	185	165,575
6.75%, 06/15/23 (Call 06/15/19)	25	21,625
GameStop Corp.
5.50%, 10/01/19 (Call 08/31/18)(a)	50	50,063
6.75%, 03/15/21 (Call 08/31/18)(a)(c)	125	127,344
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	275	274,312
8.75%, 10/01/25 (Call 10/01/20)(a)	125	129,687
Group 1 Automotive Inc.,
5.00%, 06/01/22 (Call 08/31/18)	150	148,125
Guitar Center Escrow Issuer Inc.,
9.50%, 10/15/21 (Call 03/15/19)(a)(c)(h)	125	122,344
Hot Topic Inc.,
9.25%, 06/15/21 (Call 08/31/18)(a)	50	48,500
IRB Holding Corp.,
6.75%, 02/15/26 (Call 02/15/21)(a)	95	90,250
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(c)	200	188,810
6.38%, 10/15/36	100	55,250

69

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
7.40%, 04/01/37	$50	$28,750
8.63%, 03/15/25 (Call 03/15/21)(a)(c)	85	71,612
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	220	207,812
5.00%, 06/01/24 (Call 06/01/19)(a)	125	123,750
5.25%, 06/01/26 (Call 06/01/21)(a)	200	196,438
L Brands Inc.
5.25%, 02/01/28(c)	100	88,000
5.63%, 02/15/22(c)	140	142,625
5.63%, 10/15/23(c)	100	102,125
6.63%, 04/01/21	120	126,300
6.69%, 01/15/27(a)	90	85,275
6.75%, 07/01/36(c)	200	169,000
6.88%, 11/01/35(c)	250	214,687
Men’s Wearhouse Inc. (The),
7.00%, 07/01/22 (Call 08/31/18)(c)	25	25,690
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(a)	150	94,500
Neiman Marcus Group Ltd. LLC (9.5% PIK),
8.75%, 10/15/21 (Call 08/31/18)(a)(b)	131	82,818
Party City Holdings Inc.,
6.63%, 08/01/26 (Call 08/01/21)(a)	30	30,075
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	150	145,875
5.75%, 10/01/22 (Call 08/31/18)(c)	60	61,261
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	270	211,950
7.13%, 03/15/23 (Call 08/31/18)(a)	300	202,500
8.88%, 06/01/25 (Call 06/01/20)(a)(c)	125	86,094
PF Chang’s China Bistro Inc.,
10.25%, 06/30/20 (Call 08/31/18)(a)	25	23,500
QVC Inc.
4.38%, 03/15/23	100	98,711
4.45%, 02/15/25 (Call 11/15/24)	270	258,231
4.85%, 04/01/24	125	124,001
5.13%, 07/02/22	200	203,456
5.45%, 08/15/34 (Call 02/15/34)	88	78,805
Rite Aid Corp.
6.13%, 04/01/23 (Call 08/31/18)(a)(c)	350	351,750
7.70%, 02/15/27	50	43,313
Sally Holdings LLC/Sally Capital Inc.,
5.63%, 12/01/25 (Call 12/01/20)	100	93,500
Signet UK Finance PLC,
4.70%, 06/15/24 (Call 03/15/24)(c)	25	23,558
Sonic Automotive Inc.
5.00%, 05/15/23 (Call 08/31/18)	50	47,125
6.13%, 03/15/27 (Call 03/15/22)	25	23,375
SRS Distribution Inc.,
8.25%, 07/01/26 (Call 07/01/21)(a)(c)	60	57,900
Staples Inc.,
8.50%, 09/15/25 (Call 09/15/20)(a)(c)	200	188,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	150	145,500
5.88%, 03/01/27 (Call 03/01/22)	50	46,625
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	98,750
3.88%, 11/01/20 (Call 08/01/20)	150	150,000
3.88%, 11/01/23 (Call 08/01/23)	100	95,250
6.88%, 11/15/37	100	98,750

		7,639,078

Security	Par (000)	Value
SEMICONDUCTORS — 0.8%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	$25	$26,438
7.50%, 08/15/22	100	111,250
Amkor Technology Inc.,
6.38%, 10/01/22 (Call 08/31/18)	125	127,500
Entegris Inc.,
4.63%, 02/10/26 (Call 11/10/20)(a)	150	142,125
Micron Technology Inc.,
5.50%, 02/01/25 (Call 08/01/19)	125	129,219
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)	325	320,125
4.13%, 06/15/20(a)	125	125,469
4.13%, 06/01/21(a)	240	240,607
4.63%, 06/01/23(a)	125	126,406
Qorvo Inc.
5.50%, 07/15/26 (Call 07/15/21)(a)	50	50,937
7.00%, 12/01/25 (Call 12/01/20)	100	108,250
Sensata Technologies BV
4.88%, 10/15/23(a)	125	125,937
5.00%, 10/01/25(a)	150	150,000
Sensata Technologies UK Financing Co. PLC,
6.25%, 02/15/26 (Call 02/15/21)(a)	200	209,750

		1,994,013
SOFTWARE — 2.7%
Ascend Learning LLC,
6.88%, 08/01/25 (Call 08/01/20)(a)	19	19,238
Blackboard Inc.,
9.75%, 10/15/21 (Call 08/31/18)(a)(c)	50	39,500
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(a)	350	358,312
Camelot Finance SA,
7.88%, 10/15/24 (Call 10/15/19)(a)(c)	75	74,438
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	150	146,812
5.00%, 10/15/24 (Call 07/15/24)	75	76,500
5.88%, 06/15/26 (Call 06/15/21)	53	54,325
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.,
5.75%, 03/01/25 (Call 03/01/20)(a)	150	145,125
CURO Financial Technologies Corp.,
12.00%, 03/01/22 (Call 03/01/19)(a)	22	23,760
Dun & Bradstreet Corp. (The),
4.63%, 12/01/22 (Call 09/01/22)(c)	100	100,108
Fair Isaac Corp.,
5.25%, 05/15/26 (Call 02/15/26)(a)	85	85,365
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(a)(c)	250	252,656
5.38%, 08/15/23 (Call 08/15/18)(a)	200	202,750
5.75%, 01/15/24 (Call 01/15/19)(a)	500	511,350
7.00%, 12/01/23 (Call 12/01/18)(a)	700	732,375
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho,
10.00%, 11/30/24 (Call 11/30/19)(a)(c)	150	166,500
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK),
7.13%, 05/01/21 (Call 08/31/18)(a)(b)	90	90,900
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/18)(a)	125	126,719
6.50%, 05/15/22 (Call 08/16/18)(c)	300	303,750
Informatica LLC,
7.13%, 07/15/23 (Call 08/16/18)(a)	125	127,188
IQVIA Inc.
4.88%, 05/15/23 (Call 08/31/18)(a)	125	126,875
5.00%, 10/15/26 (Call 10/15/21)(a)	325	323,927
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.,
6.00%, 07/15/25 (Call 07/15/20)(a)(c)	100	101,250
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)	165	162,937
5.25%, 11/15/24 (Call 11/15/19)(a)(c)	27	27,675

70

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.38%, 05/15/27 (Call 05/15/22)(a)	$50	$50,375
5.75%, 08/15/25 (Call 08/15/20)(a)(c)	200	208,500
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/18)(a)	40	39,850
5.63%, 12/15/26 (Call 12/15/21)	175	174,125
Open Text Corp.
5.63%, 01/15/23 (Call 08/31/18)(a)	40	40,950
5.88%, 06/01/26 (Call 06/01/21)(a)	175	179,375
PTC Inc.,
6.00%, 05/15/24 (Call 05/15/19)	125	130,588
Rackspace Hosting Inc.,
8.63%, 11/15/24 (Call 11/15/19)(a)(c)	225	227,250
Riverbed Technology Inc.,
8.88%, 03/01/23 (Call 08/31/18)(a)(c)	150	139,687
RP Crown Parent LLC,
7.38%, 10/15/24 (Call 10/15/19)(a)	25	25,563
Solera LLC/Solera Finance Inc.,
10.50%, 03/01/24 (Call 03/01/19)(a)	275	304,083
Sophia LP/Sophia Finance Inc.,
9.00%, 09/30/23 (Call 09/30/18)(a)	25	25,969
TIBCO Software Inc.,
11.38%, 12/01/21 (Call 08/31/18)(a)	25	27,000
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)(a)	200	189,000
10.50%, 02/01/24 (Call 02/01/19)(a)(c)	200	168,000

		6,310,650
STORAGE & WAREHOUSING — 0.2%
Algeco Global Finance 2 PLC,
10.00%, 08/15/23 (Call 02/15/20)(a)	200	204,000
Algeco Global Finance PLC,
8.00%, 02/15/23 (Call 02/15/20)(a)	200	204,500

		408,500
TELECOMMUNICATIONS — 8.8%
Anixter Inc.
5.13%, 10/01/21	100	102,545
5.50%, 03/01/23	100	103,250
C&W Senior Financing DAC,
6.88%, 09/15/27 (Call 09/15/22)(a)(c)	200	196,000
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(c)	125	119,375
Series G,
6.88%, 01/15/28(c)	50	46,485
Series P,
7.60%, 09/15/39(c)	250	207,500
Series S,
6.45%, 06/15/21	240	247,500
Series T,
5.80%, 03/15/22(c)	200	199,750
Series U,
7.65%, 03/15/42	50	41,875
Series V,
5.63%, 04/01/20	250	255,625
Series W,
6.75%, 12/01/23(c)	150	153,750
Series Y,
7.50%, 04/01/24 (Call 01/01/24)(c)	175	182,877
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(a)	25	22,250
8.00%, 10/15/25 (Call 10/15/20)(a)(c)	225	205,312
CommScope Inc.
5.00%, 06/15/21 (Call 08/13/18)(a)	250	250,937
5.50%, 06/15/24 (Call 06/15/19)(a)	65	65,650
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	150	144,187
6.00%, 06/15/25 (Call 06/15/20)(a)	325	334,750
Consolidated Communications Inc.,
6.50%, 10/01/22 (Call 08/31/18)	100	93,280
Embarq Corp., 8.00%, 06/01/36(c)	275	258,500
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	125	78,750
7.13%, 01/15/23	100	72,375

Security	Par (000)	Value
7.63%, 04/15/24	$150	$101,250
8.13%, 10/01/18	25	25,000
8.50%, 04/01/26 (Call 04/01/21)(a)(c)	310	297,600
8.75%, 04/15/22	75	63,469
9.00%, 08/15/31(c)	175	113,094
10.50%, 09/15/22 (Call 06/15/22)	500	453,750
11.00%, 09/15/25 (Call 06/15/25)	750	608,205
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.,
12.50%, 07/01/22 (Call 07/01/19)(a)(c)	100	106,000
GTT Communications Inc.,
7.88%, 12/31/24 (Call 12/31/19)(a)(c)	125	123,750
HC2 Holdings Inc.,
11.00%, 12/01/19 (Call 08/31/18)(a)(c)	230	233,450
Hughes Satellite Systems Corp.
5.25%, 08/01/26	175	167,125
6.63%, 08/01/26	75	71,438
7.63%, 06/15/21	350	375,375
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 08/31/18)(a)	225	222,750
6.50%, 10/01/24 (Call 10/01/19)(a)(c)	200	201,000
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(a)(c)	125	124,844
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/31/18)	400	368,000
7.25%, 10/15/20 (Call 08/31/18)	400	401,120
7.50%, 04/01/21 (Call 08/31/18)	250	250,937
8.00%, 02/15/24 (Call 02/15/19)(a)	292	308,060
9.50%, 09/30/22(a)	125	144,375
9.75%, 07/15/25 (Call 07/15/21)(a)	300	320,625
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)	225	213,187
8.13%, 06/01/23 (Call 09/17/18)	125	105,625
Iridium Communications Inc.,
10.25%, 04/15/23 (Call 04/15/20)(a)	60	64,875
Koninklijke KPN NV,
7.00%, 03/28/73 (Call 03/28/23)(a)(e)(f)	125	130,025
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/18)	125	123,750
5.25%, 03/15/26 (Call 03/15/21)	140	134,750
5.38%, 08/15/22 (Call 08/31/18)	200	200,500
5.38%, 01/15/24 (Call 01/15/19)(c)	200	198,000
5.38%, 05/01/25 (Call 05/01/20)	140	136,500
5.63%, 02/01/23 (Call 08/31/18)	150	151,125
Level 3 Parent LLC,
5.75%, 12/01/22 (Call 08/31/18)	125	125,469
Millicom International Cellular SA,
6.00%, 03/15/25 (Call 03/15/20)(a)	200	205,028
Nokia OYJ
3.38%, 06/12/22	150	144,750
4.38%, 06/12/27	125	118,425
6.63%, 05/15/39(c)	75	79,500
Plantronics Inc.,
5.50%, 05/31/23 (Call 08/31/18)(a)(c)	150	148,875
Qualitytech LP/QTS Finance Corp.,
4.75%, 11/15/25 (Call 11/15/20)(a)	50	47,375
Qwest Capital Funding Inc.,
7.75%, 02/15/31	100	89,500
Qwest Corp.
6.75%, 12/01/21	250	265,760
6.88%, 09/15/33 (Call 08/31/18)	150	142,140
7.25%, 09/15/25	50	53,130
Sable International Finance Ltd.,
6.88%, 08/01/22 (Call 08/31/18)(a)(c)	380	397,100

71

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sprint Capital Corp.
6.88%, 11/15/28	$500	$481,250
6.90%, 05/01/19	250	255,125
8.75%, 03/15/32	350	376,687
Sprint Communications Inc.
6.00%, 11/15/22	450	454,923
7.00%, 03/01/20(a)	150	155,685
7.00%, 08/15/20	300	313,500
11.50%, 11/15/21	200	234,000
Sprint Corp.
7.13%, 06/15/24(c)	470	482,631
7.25%, 09/15/21	400	420,500
7.63%, 02/15/25 (Call 11/15/24)	325	339,830
7.63%, 03/01/26 (Call 11/01/25)(c)	290	300,875
7.88%, 09/15/23(c)	775	827,312
Telecom Italia Capital SA
6.00%, 09/30/34(c)	125	122,813
6.38%, 11/15/33	150	151,500
7.20%, 07/18/36(c)	350	372,750
7.72%, 06/04/38(c)	150	165,375
Telecom Italia SpA/Milano,
5.30%, 05/30/24(a)	200	200,500
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	200	196,695
Telesat Canada/Telesat LLC,
8.88%, 11/15/24 (Call 11/15/19)(a)	125	134,063
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	200	197,750
4.50%, 02/01/26 (Call 02/01/21)	140	131,600
4.75%, 02/01/28 (Call 02/01/23)	275	254,980
5.13%, 04/15/25 (Call 04/15/20)	165	165,726
5.38%, 04/15/27 (Call 04/15/22)	125	123,281
6.00%, 03/01/23 (Call 09/01/18)	200	206,000
6.00%, 04/15/24 (Call 04/15/19)	140	144,637
6.38%, 03/01/25 (Call 09/01/19)	370	385,725
6.50%, 01/15/24 (Call 01/15/19)	125	130,313
6.50%, 01/15/26 (Call 01/15/21)(c)	350	367,062
U.S. Cellular Corp., 6.70%, 12/15/33	75	77,180
ViaSat Inc.,
5.63%, 09/15/25 (Call 09/15/20)(a)(c)	125	118,125
Wind Tre SpA,
5.00%, 01/20/26 (Call 11/03/20)(a)	400	359,240
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 08/31/18)(c)	114	65,265
7.75%, 10/15/20 (Call 08/31/18)(c)	75	67,500
8.63%, 10/31/25 (Call 10/31/20)(a)	150	140,250
8.75%, 12/15/24 (Call 12/15/22)(a)	187	120,615

		20,780,392
TEXTILES — 0.1%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC,
7.50%, 05/01/25 (Call 05/01/21)(a)	150	149,250

TOYS, GAMES & HOBBIES — 0.3%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	200	181,500
4.35%, 10/01/20	100	99,000
5.45%, 11/01/41 (Call 05/01/41)	25	19,875
6.20%, 10/01/40	50	41,750
6.75%, 12/31/25 (Call 12/31/20)(a)(c)	330	319,687

		661,812
TRANSPORTATION — 0.4%
Global Ship Lease Inc.,
9.88%, 11/15/22 (Call 11/15/19)(a)	200	198,750
Hornbeck Offshore Services Inc.,
5.88%, 04/01/20 (Call 08/31/18)(c)	25	19,875

Security	Par/ Shares (000)	Value
Kenan Advantage Group Inc. (The),
7.88%, 07/31/23 (Call 08/31/18)(a)	$25	$25,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.,
8.13%, 11/15/21 (Call 08/31/18)(a)	75	61,500
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/18)(a)	125	98,750
11.25%, 08/15/22 (Call 08/31/18)(a)	25	23,813
Neovia Logistics Services LLC/SPL Logistics Finance Corp.,
8.88%, 08/01/20 (Call 08/31/18)(a)	50	43,875
Teekay Corp.,
8.50%, 01/15/20	25	25,969
Watco Companies LLC/Watco Finance Corp.,
6.38%, 04/01/23 (Call 08/31/18)(a)	100	101,875
XPO CNW Inc.,
6.70%, 05/01/34	50	50,250
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(c)	90	92,475
6.50%, 06/15/22 (Call 08/31/18)(a)	175	179,812

		922,444
TRUCKING & LEASING — 0.6%
AerCap Global Aviation Trust,
6.50%, 06/15/45 (Call 06/15/25)(a)(e)(f)	250	257,812
Avolon Holdings Funding Ltd.,
5.50%, 01/15/23 (Call 12/15/22)(a)	100	99,500
Fly Leasing Ltd.,
5.25%, 10/15/24 (Call 10/15/20)(c)	200	188,500
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (Call 03/15/20)(a)(c)	50	52,000
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)	200	191,000
5.25%, 08/15/22(a)	400	400,000
5.50%, 02/15/24(a)	175	172,813

		1,361,625

TOTAL CORPORATE BONDS & NOTES — 97.5%
(Cost: $236,510,182)		230,230,001

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 23.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(i)(j)(k)	52,108	52,123,825
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(i)(j)	2,272	2,272,208

		54,396,033

TOTAL SHORT-TERM INVESTMENTS — 23.1%
(Cost: $54,384,942)		54,396,033

TOTAL INVESTMENTS IN SECURITIES — 120.6%
(Cost: $290,895,124)		284,626,034
Other Assets, Less Liabilities — (20.6)%		(48,564,155)

NET ASSETS — 100.0%		$236,061,879

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.

72

Schedule of Investments (Unaudited) (Continued)	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF
July 31, 2018

(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	52,108	52,108	$52,123,825	$147,391	(a)	$(3,314)	$11,091
BlackRock Cash Funds: Treasury, SL Agency Shares	4,399	(2,127)	2,272	2,272,208	33,220		—	—

				$54,396,033	$180,611		$(3,314)	$11,091

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$230,230,001	$—	$230,230,001
Money Market Funds	54,396,033	—	—	54,396,033

	$54,396,033	$230,230,001	$—	$284,626,034

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

Portfolio Abbreviations — Fixed Income

PIK — Payment-in-kind

73

Schedule of Investments (Unaudited)	iSHARES® CMBS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
COLLATERIZED MORTGAGE OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 67.3%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4,
3.17%, 07/15/49	$800	$768,723
Series 2017-BNK3, Class A3,
3.31%, 02/15/50	1,115	1,075,797
Series 2017-BNK3, Class A4,
3.57%, 02/15/50	1,000	983,310
Series 2017-BNK3, Class ASB,
3.37%, 02/15/50	1,000	986,168
Bank
Series 2017-BNK4, Class ASB,
3.42%, 05/15/50	300	296,529
Series 2017-BNK8, Class A3,
3.23%, 11/15/50	1,000	956,514
Barclays Commercial Mortgage Securities Trust,
Series 2017-C1, Class A4,
3.67%, 02/15/50	1,000	985,338
BBCMS Mortgage Trust,
Series 2017-C1, Class A2,
3.19%, 02/15/50	1,215	1,207,056
Benchmark Mortgage Trust
Series 2018-B1, Class AM,
3.88%, 01/15/51(a)	500	496,729
Series 2018-B2, Class A4,
3.61%, 02/15/51	1,000	986,433
Series 2018-B2, Class A5,
3.88%, 02/15/51	1,000	1,005,819
Series 2018-B208161HAB6, Class C,
4.20%, 02/15/51(a)	500	493,861
Series 2018-B3, Class A5,
4.03%, 04/10/51	1,000	1,017,601
Series 2018-B4, Class C,
4.72%, 07/15/51(a)	400	403,432
Series 2018-B4, Class A2,
3.98%, 07/15/51	500	512,889
Series 2018-B4, Class A5,
4.12%, 07/15/51	750	768,639
Series 2018-B4, Class ASB,
4.06%, 07/15/51	464	474,265
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class A4,
3.54%, 11/15/50	1,000	973,500
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2,
3.04%, 11/10/49	400	395,998
Series 2017-CD3, Class A4,
3.63%, 02/10/50	230	227,533
Series 2017-CD3, Class AS,
3.83%, 02/10/50	750	744,094
Series 2017-CD3, Class C,
4.56%, 02/10/50(a)	300	302,275
Series 2017-CD6, Class C,
4.27%, 11/13/50(a)	500	491,817
CD Mortgage Trust,
Series 2017-CD5, Class A4,
3.43%, 08/15/50 (Call 07/11/27)	750	730,700
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3,
3.87%, 01/10/48	500	501,746
Series 2017-C8, Class A4,
3.57%, 06/15/50	1,000	977,456
Series 2017-C8, Class B,
4.20%, 06/15/50(a)	750	752,166
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4,
3.02%, 09/10/45	300	296,163
Series 2013-GC11, Class A3,
2.82%, 04/10/46	848	827,664
Series 2013-GC11, Class AS,
3.42%, 04/10/46	100	99,192
Series 2013-GC15, Class A4,
4.37%, 09/10/46(a)	750	782,044
Series 2014-GC19, Class A4,
4.02%, 03/10/47	500	513,331
Series 2014-GC21, Class A5,
3.86%, 05/10/47	500	507,696
Series 2014-GC23, Class A4,
3.62%, 07/10/47	750	752,712
Series 2014-GC23, Class AS,
3.86%, 07/10/47	250	251,450
Series 2014-GC23, Class C,
4.46%, 07/10/47(a)	250	245,114
Series 2014-GC25, Class AS,
4.02%, 10/10/47	750	755,014
Series 2014-GC25, Class B,
4.35%, 10/10/47(a)	100	101,342
Series 2015-GC27, Class A5,
3.14%, 02/10/48	750	728,470
Series 2015-GC27, Class AS,
3.57%, 02/10/48	250	245,447
Series 2015-GC29, Class A2,
2.67%, 04/10/48	487	484,146
Series 2015-GC29, Class C,
4.14%, 04/10/48(a)	250	244,404
Series 2015-GC31, Class A4,
3.76%, 06/10/48	750	753,718
Series 2015-GC33, Class A4,
3.78%, 09/10/58	500	502,132
Series 2015-GC35, Class AAB,
3.61%, 11/10/48	500	503,793
Series 2016-C1, Class A4,
3.21%, 05/10/49	650	627,600
Series 2016-C2, Class A4,
2.83%, 08/10/49	1,000	935,856
Series 2016-P3, Class A2,
2.74%, 04/15/49	750	740,708

Security	Par (000)	Value
Series 2016-P5, Class A4,
2.94%, 10/10/49	$1,000	$944,311
Series 2016-P6, Class A2,
3.04%, 12/10/49	250	247,488
Series 2016-P6, Class AS,
4.03%, 12/10/49(a)	1,000	1,004,227
Series 2017-P7, Class A4,
3.71%, 04/14/50	250	248,169
Series 2017-P8, Class AS,
3.79%, 09/15/50(a)	750	738,881
Series 2018-B2, Class A4,
4.01%, 03/10/51	600	608,245
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 05/15/45	234	234,276
Series 2012-CR3, Class A3,
2.82%, 10/15/45	149	145,428
Series 2012-CR4, Class A3,
2.85%, 10/15/45	1,655	1,609,909
Series 2012-CR5, Class A4,
2.77%, 12/10/45	600	584,668
Series 2012-LC4, Class AM,
4.06%, 12/10/44	150	151,814
Series 2012-LC4, Class C,
5.60%, 12/10/44(a)	200	198,282
Series 2013-CR06, Class ASB,
2.62%, 03/10/46	460	454,312
Series 2013-CR08, Class A5,
3.61%, 06/10/46(a)	500	503,254
Series 2013-CR09, Class A4,
4.24%, 07/10/45(a)	700	725,383
Series 2013-CR11, Class AM,
4.72%, 08/10/50(a)	250	260,795
Series 2013-CR12, Class A4,
4.05%, 10/10/46	800	819,462
Series 2013-LC6, Class AM,
3.28%, 01/10/46	100	97,934
Series 2013-LC6, Class ASB,
2.48%, 01/10/46	270	265,962
Series 2013-LC6, Class B,
3.74%, 01/10/46	430	424,383
Series 2014-CR15, Class A4,
4.07%, 02/10/47(a)	400	410,245
Series 2014-CR16, Class A4,
4.05%, 04/10/47	500	511,931
Series 2014-CR16, Class ASB,
3.65%, 04/10/47	215	217,187
Series 2014-CR17, Class A5,
3.98%, 05/10/47	450	459,691
Series 2014-CR17, Class B,
4.38%, 05/10/47	292	295,689
Series 2014-CR18, Class AM,
4.10%, 07/15/47	300	302,908
Series 2014-CR19, Class A5,
3.80%, 08/10/47	438	443,021
Series 2014-CR19, Class B,
4.70%, 08/10/47(a)	650	667,917
Series 2014-CR20, Class AM,
3.94%, 11/10/47	250	249,598
Series 2014-LC15, Class A4,
4.01%, 04/10/47	945	966,282
Series 2014-LC17, Class A5,
3.92%, 10/10/47	675	687,020
Series 2014-UBS2, Class A5,
3.96%, 03/10/47	250	254,615
Series 2014-UBS3, Class A4,
3.82%, 06/10/47	750	757,787
Series 2014-UBS3, Class C,
4.78%, 06/10/47(a)	150	149,195
Series 2014-UBS4, Class A4,
3.42%, 08/10/47	250	249,103
Series 2014-UBS4, Class A5,
3.69%, 08/10/47	500	501,471
Series 2014-UBS4, Class AM,
3.97%, 08/10/47	500	497,837
Series 2014-UBS4, Class B,
4.35%, 08/10/47	250	251,351
Series 2014-UBS5, Class A4,
3.84%, 09/10/47 (Call 09/06/24)	665	671,805
Series 2014-UBS6, Class A5,
3.64%, 12/10/47	500	498,591
Series 2015-CR22, Class A5,
3.31%, 03/10/48	500	490,851
Series 2015-CR22, Class AM,
3.60%, 03/10/48(a)	200	195,829
Series 2015-CR22, Class C,
4.12%, 03/10/48(a)	300	291,280
Series 2015-CR23, Class A4,
3.50%, 05/10/48	500	495,969
Series 2015-CR24, Class B,
4.38%, 08/10/48(a)	250	254,073
Series 2015-CR24, Class D,
3.46%, 08/10/48(a)	200	166,050
Series 2015-CR25, Class A4,
3.76%, 08/10/48	750	754,509
Series 2015-CR25, Class B,
4.54%, 08/10/48(a)	300	310,451
Series 2015-CR26, Class A4,
3.63%, 10/10/48	898	892,621
Series 2015-DC1, Class A5,
3.35%, 02/10/48	750	735,686
Series 2015-DC1, Class ASB,
3.14%, 02/10/48	900	893,918
Series 2015-DC1, Class B,
4.04%, 02/10/48(a)	500	493,708
Series 2015-DC1, Class C,
4.35%, 02/10/48(a)	250	240,444
Series 2015-LC21, Class A2,
2.98%, 07/10/48	580	578,527
Series 2015-LC21, Class A4,
3.71%, 07/10/48	500	502,080
Series 2015-PC1, Class A2,
3.15%, 07/10/50	155	155,059
Series 2015-PC1, Class A5,
3.90%, 07/10/50	850	862,084
Series 2016-DC2, Class A5,
3.77%, 02/10/49	1,000	1,003,488

74

Schedule of Investments (Unaudited) (Continued)	iSHARES® CMBS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2016-DC2, Class AM,
4.24%, 02/10/49	$750	$754,913
Series 2016-DC2, Class C,
4.64%, 02/10/49(a)	250	240,541
Series 2017-COR2, Class A3,
3.51%, 09/10/50	1,000	974,133
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4,
4.24%, 02/10/47(a)	425	439,488
Series 2014-CR14, Class C,
4.57%, 02/10/47(a)	200	199,643
Series 2016-CR28, Class A4,
3.76%, 02/10/49	1,000	1,001,583
Series 2017-COR2, Class C,
4.56%, 09/10/50(a)	750	748,722
Commission Mortgage Trust
Series 2013-CR8, Class A4,
3.33%, 06/10/46	1,000	997,239
Series 2014-UBS3, Class A3,
3.55%, 06/10/47	1,000	997,164
Series 2016-DC2, Class A4,
3.50%, 02/10/49	603	596,480
Series 2016-DC2, Class ASB,
3.55%, 02/10/49	1,000	1,001,023
Series 2018-COR3,
4.23%, 05/10/51	750	771,673
Series 2018-COR3, Class B,
4.67%, 05/10/51(a)	500	515,297
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.51%, 04/15/50	500	495,815
Series 2015-C2, Class A4,
3.50%, 06/15/57	500	493,504
Series 2015-C2, Class AS,
3.85%, 06/15/57(a)	700	698,010
Series 2015-C3, Class A4,
3.72%, 08/15/48	650	651,360
Series 2015-C4, Class A3,
3.54%, 11/15/48	1,000	990,202
Series 2015-C4, Class D,
3.58%, 11/15/48(a)	250	223,962
Series 2016-C5, Class A2,
2.88%, 11/15/48	1,000	994,186
Series 2016-C5, Class C,
4.54%, 11/15/48(a)	750	749,376
Series 2016-C6, Class C,
4.75%, 01/15/49(a)	350	353,190
Series 2017-CX9, Class A5,
3.45%, 09/15/50	1,000	971,063
Series 2018-CX11, Class A5,
4.03%, 04/15/51(a)	1,000	1,013,223
DBJPM Mortgage Trust
Series 2016-C1, Class A4,
3.28%, 05/10/49	1,000	968,928
Series 2016-C1, Class ASB,
3.04%, 05/10/49	500	489,826
Series 2016-C1, Class B,
4.20%, 05/10/49(a)	500	501,460
Series 2016-C1, Class C,
3.35%, 05/10/49(a)	468	431,457
Series 2016-C3, Class A5,
2.89%, 09/10/49	1,000	943,331
Series 2017-C6, Class A3,
3.27%, 06/10/50	500	490,263
Federal National Mortgage Association,
Series 2018-M1, Class A2,
2.99%, 12/25/27(a)	1,000	956,928
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A1,
2.87%, 02/25/23	668	664,907
Series K040, Class A2,
3.24%, 09/25/24	1,250	1,247,435
Series K043, Class A2,
3.06%, 12/25/24	1,000	986,366
Series K058, Class A2,
2.65%, 08/25/26	1,507	1,425,494
Series K065, Class A1,
2.86%, 10/25/26	1,175	1,152,878
Series K070, Class A2,
3.30%, 11/25/27(a)	1,500	1,474,696
Series K071, Class A2,
3.29%, 11/25/27	1,000	981,236
Series K072, Class A2,
3.44%, 12/25/27	1,450	1,440,103
Series K073, Class A2,
3.35%, 01/25/28	500	492,652
Series K074, Class A2,
3.60%, 01/25/28	1,000	1,004,582
Series K074, Class A1,
3.60%, 09/25/27	996	1,009,552
Series K075, Class A2,
3.65%, 02/25/28(a)	1,000	1,008,230
Series K076, Class A2,
3.90%, 04/25/28	2,000	2,056,720
Series K078, Class A2,
3.85%, 06/25/28	1,000	1,024,626
Series K725, Class A2,
3.00%, 01/25/24	1,000	987,747
Series K731, Class A2,
3.60%, 02/25/25(a)	1,000	1,014,911
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3,
3.48%, 01/10/45	996	1,002,368
Series 2012-GCJ7, Class A4,
3.38%, 05/10/45	656	657,937
Series 2013-GC10, Class A5,
2.94%, 02/10/46	400	391,789
Series 2015-GC30, Class AAB,
3.12%, 05/10/50	462	457,364

Security	Par (000)	Value
GS Mortgage Securities Trust
Series 2011-GC5, Class A3,
3.82%, 08/10/44	$68	$68,557
Series 2012-GC6, Class AAB,
3.31%, 01/10/45	101	100,823
Series 2012-GCJ7, Class AS,
4.09%, 05/10/45	100	101,315
Series 2012-GCJ9, Class AS,
3.12%, 11/10/45	200	194,363
Series 2013-GC12, Class AS,
3.38%, 06/10/46	300	294,571
Series 2013-GC12, Class B,
3.78%, 06/10/46(a)	115	112,804
Series 2013-GC14, Class A5,
4.24%, 08/10/46	550	568,779
Series 2013-GC16, Class A4,
4.27%, 11/10/46	500	518,766
Series 2013-GC16, Class AS,
4.65%, 11/10/46	150	156,337
Series 2013-GC16, Class C,
5.35%, 11/10/46(a)	100	104,350
Series 2014-GC18, Class A4,
4.07%, 01/10/47	300	307,402
Series 2014-GC20, Class A3,
3.68%, 04/10/47	117	118,015
Series 2014-GC20, Class A5,
4.00%, 04/10/47	400	407,549
Series 2014-GC20, Class B,
4.53%, 04/10/47(a)	250	248,080
Series 2014-GC20, Class C,
4.96%, 04/10/47(a)	500	494,940
Series 2014-GC22, Class AS,
4.11%, 06/10/47	250	252,178
Series 2014-GC24, Class AAB,
3.65%, 09/10/47	600	605,900
Series 2014-GC26, Class A2,
2.90%, 11/10/47	500	499,217
Series 2014-GC26, Class A5,
3.63%, 11/10/47	750	749,741
Series 2015-GC30, Class AS,
3.78%, 05/10/50 (Call 05/06/25)(a)	500	498,609
Series 2015-GC32, Class A2,
3.06%, 07/10/48	750	748,649
Series 2015-GC32, Class A3,
3.50%, 07/10/48	600	595,212
Series 2015-GC34, Class A4,
3.51%, 10/10/48	1,000	990,231
Series 2015-GS1, Class D,
3.27%, 11/10/48	415	336,769
Series 2016-GS3, Class A4,
2.85%, 10/10/49	500	469,173
Series 2017-GS7, Class B,
3.88%, 08/10/50	500	492,094
Series 2017-GS736254CBA7, Class AAB,
3.20%, 08/10/50	1,000	973,822
Series 2018-GS9, Class A4,
3.99%, 03/10/51(a)	1,000	1,011,827
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A3,
3.88%, 12/15/46	1,000	1,017,991
Series 2016-JP2, Class A4,
2.82%, 08/15/49 (Call 07/11/26)	1,000	937,326
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS,
4.03%, 07/15/45(a)	500	506,234
Series 2013-C12, Class D,
4.09%, 07/15/45(a)	50	46,103
Series 2013-C14, Class B,
4.57%, 08/15/46(a)	500	514,004
Series 2013-C14, Class A4,
4.13%, 08/15/46(a)	680	700,048
Series 2013-C14, Class AS,
4.41%, 08/15/46(a)	150	154,213
Series 2013-C15, Class A5,
4.13%, 11/15/45	500	514,651
Series 2013-C15, Class B,
4.93%, 11/15/45(a)	200	207,886
Series 2013-C15, Class C,
5.08%, 11/15/45(a)	110	113,916
Series 2013-C17, Class A4,
4.20%, 01/15/47	490	505,838
Series 2013-C17, Class C,
4.88%, 01/15/47(a)	100	101,896
Series 2014-C18, Class A5,
4.08%, 02/15/47 (Call 02/11/24)	1,400	1,436,267
Series 2014-C18, Class AS,
4.44%, 02/15/47 (Call 02/11/24)(a)	200	205,435
Series 2014-C18, Class ASB,
3.57%, 02/15/47	500	503,870
Series 2014-C18, Class B,
4.81%, 02/15/47 (Call 02/11/24)(a)	225	233,237
Series 2014-C19, Class C,
4.66%, 04/15/47(a)	200	200,867
Series 2014-C1946642EAX4, Class A3,
3.67%, 04/15/47	1,000	1,010,191
Series 2014-C21, Class A4,
3.49%, 08/15/47	844	840,866
Series 2014-C21, Class A5,
3.77%, 08/15/47	500	505,399
Series 2014-C21, Class ASB,
3.43%, 08/15/47	400	401,450
Series 2014-C22, Class A4,
3.80%, 09/15/47 (Call 07/15/24)	750	758,289
Series 2014-C22, Class C,
4.56%, 09/15/47 (Call 08/15/24)(a)	200	194,231

75

Schedule of Investments (Unaudited) (Continued)	iSHARES® CMBS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2014-C23, Class A5,
3.93%, 09/15/47 (Call 09/15/24)	$900	$915,294
Series 2014-C23, Class ASB,
3.66%, 09/15/47 (Call 07/15/24)	350	353,647
Series 2014-C25, Class B,
4.35%, 11/15/47(a)	185	186,687
Series 2015-C27, Class AS,
3.63%, 02/15/48 (Call 01/15/25)	500	492,719
Series 2015-C28, Class A3,
2.91%, 10/15/48	750	721,518
Series 2015-C28, Class A4,
3.23%, 10/15/48	750	731,815
Series 2015-C28, Class ASB,
3.04%, 10/15/48	500	493,580
Series 2015-C29, Class B,
4.12%, 05/15/48 (Call 05/15/25)(a)	250	248,698
Series 2015-C31, Class A3,
3.80%, 08/15/48	1,590	1,602,644
Series 2015-C31, Class ASB,
3.54%, 08/15/48	1,500	1,506,794
Series 2015-C32, Class A2,
2.82%, 11/15/48	500	496,046
Series 2016-C1, Class A5,
3.58%, 03/15/49	750	741,028
Series 2016-C1, Class ASB,
3.32%, 03/15/49	1,000	991,744
Series 2016-C1, Class B,
4.74%, 03/15/49(a)	450	470,183
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3,
3.34%, 03/15/50	250	247,907
Series 2017-JP5, Class A5,
3.72%, 03/15/50	800	795,611
Series 2017-JP5, Class AS,
3.88%, 03/15/50(a)	650	644,934
Series 2017-JP6, Class A5,
3.49%, 07/15/50	300	293,157
Series 2017-JP7, Class A5,
3.45%, 09/15/50	1,000	974,903
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3,
3.14%, 12/15/49	1,500	1,438,473
Series 2016-C2, Class B,
3.99%, 06/15/49 (Call 05/11/26)(a)	750	741,570
Series 2017-C5, Class A5,
3.69%, 03/15/50	1,500	1,489,791
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4,
3.65%, 12/15/49(a)	1,090	1,078,740
Series 2011-C5, Class A3,
4.17%, 08/15/46	387	388,535
Series 2012-C6, Class A3,
3.51%, 05/15/45	254	254,769
Series 2012-C8, Class A3,
2.83%, 10/15/45	239	233,816
Series 2012-C8, Class ASB,
2.38%, 10/15/45	238	234,605
Series 2012-LC9, Class A3,
2.48%, 12/15/47	113	111,946
Series 2012-LC9, Class A5,
2.84%, 12/15/47	1,605	1,570,267
Series 2013-C10, Class A5,
3.14%, 12/15/47	600	593,055
Series 2013-C10, Class AS,
3.37%, 12/15/47	100	98,366
Series 2013-C10, Class ASB,
2.70%, 12/15/47	88	87,450
Series 2013-C10, Class B,
3.67%, 12/15/47(a)	100	97,967
Series 2013-C10, Class C,
4.12%, 12/15/47(a)	200	195,528
Series 2013-C13, Class A4,
3.99%, 01/15/46(a)	250	256,032
Series 2013-C16, Class ASB,
3.67%, 12/15/46	400	404,324
Series 2013-LC11, Class A5,
2.96%, 04/15/46	500	489,089
Series 2013-LC11, Class C,
3.96%, 04/15/46(a)	100	97,544
Series 2014-C20, Class A5,
3.80%, 07/15/47	500	505,827
Series 2014-C20, Class B,
4.40%, 07/15/47 (Call 06/11/24)(a)	100	101,228
Series 2015-JP1, Class A2,
3.14%, 01/15/49	600	598,526
Series 2015-JP1, Class A5,
3.91%, 01/15/49	800	810,319
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3,
2.51%, 11/15/45	303	300,462
Series 2012-C6, Class A4,
2.86%, 11/15/45	900	882,338
Series 2012-C6, Class AS,
3.48%, 11/15/45	500	498,282
Series 2013-C07, Class AAB,
2.47%, 02/15/46	136	134,403
Series 2013-C07, Class AS,
3.21%, 02/15/46 (Call 01/11/23)	621	607,180
Series 2013-C07, Class B,
3.77%, 02/15/46 (Call 01/11/23)	200	197,245
Series 2013-C09, Class A4,
3.10%, 05/15/46	500	491,961
Series 2013-C09, Class AAB,
2.66%, 05/15/46	284	280,675

Security	Par (000)	Value
Series 2013-C10, Class ASB,
3.91%, 07/15/46(a)	$246	$249,849
Series 2013-C11, Class A3,
3.96%, 08/15/46	500	510,524
Series 2013-C13, Class A4,
4.04%, 11/15/46	600	614,518
Series 2013-C13, Class ASB,
3.56%, 11/15/46	800	806,108
Series 2013-C13, Class C,
4.89%, 11/15/46(a)	230	235,094
Series 2013-C8, Class B,
3.56%, 12/15/48(a)	200	196,758
Series 2014-C14, Class A3,
3.67%, 02/15/47	305	307,476
Series 2014-C14, Class AS,
4.38%, 02/15/47(a)	200	206,070
Series 2014-C14, Class B,
4.63%, 02/15/47(a)	200	206,499
Series 2014-C15, Class ASB,
3.65%, 04/15/47	250	252,377
Series 2014-C16, Class A5,
3.89%, 06/15/47	500	507,703
Series 2014-C17, Class A5,
3.74%, 08/15/47 (Call 07/11/24)	750	755,567
Series 2014-C18, Class A3,
3.65%, 10/15/47	1,500	1,509,112
Series 2014-C19, Class A2,
3.10%, 12/15/47	715	715,235
Series 2014-C19, Class A4,
3.53%, 12/15/47	500	497,212
Series 2015-C20, Class A4,
3.25%, 02/15/48	800	781,304
Series 2015-C20, Class AS,
3.61%, 02/15/48	500	489,243
Series 2015-C21, Class A4,
3.34%, 03/15/48	800	784,413
Series 2015-C22, Class C,
4.24%, 04/15/48(a)	250	243,295
Series 2015-C23, Class A3,
3.45%, 07/15/50	750	740,485
Series 2015-C24, Class A3,
3.48%, 05/15/48	375	371,260
Series 2015-C24, Class A4,
3.73%, 05/15/48	950	953,585
Series 2015-C25, Class A5,
3.64%, 10/15/48	1,500	1,495,902
Series 2015-C25, Class ASB,
3.38%, 10/15/48	628	625,228
Series 2016-C29, Class A4,
3.33%, 05/15/49	1,000	973,213
Series 2016-C30, Class A5,
2.86%, 09/15/49	500	469,403
Series 2016-C32, Class A4,
3.72%, 12/15/49	1,000	997,289
Series 2017-C33, Class A5,
3.60%, 05/15/50	1,000	983,142
Series 2017-C34, Class A4,
3.54%, 11/15/52	1,000	975,130
Series 2017-C34, Class AS,
3.86%, 11/15/52	500	492,713
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4,
3.05%, 11/15/49	1,250	1,186,529
Series 2011-C3, Class A4,
4.12%, 07/15/49	715	730,434
Series 2012-C4, Class A4,
3.24%, 03/15/45	700	697,742
Series 2015-MS1, Class A4,
3.78%, 05/15/48(a)	500	501,865
Series 2015-UBS8, Class A,
4.11%, 12/15/48	250	251,661
Series 2017-H1, Class A5,
3.53%, 06/15/50	1,000	977,140
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A4,
3.06%, 10/10/48	1,000	949,653
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.82%, 05/10/45	150	154,998
Series 2017-C6, Class
AS, 3.93%, 12/15/50(a)	500	499,328
Series 2018-C8, Class A4,
3.98%, 02/15/51	750	755,739
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4,
3.09%, 08/10/49	650	642,074
Series 2012-C4, Class A5,
2.85%, 12/10/45	250	244,457
Series 2012-C4, Class AAB,
2.46%, 12/10/45	283	278,883
Series 2013-C5, Class A4,
3.18%, 03/10/46	890	881,207
Series 2013-C6, Class A4,
3.24%, 04/10/46	677	672,068
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3,
3.60%, 01/10/45	331	333,681
Series 2011-C1, Class AAB,
3.19%, 01/10/45	164	164,003
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3,
2.92%, 10/15/45	1,251	1,228,905
Series 2012-LC5, Class AS,
3.54%, 10/15/45	200	199,513
Series 2012-LC5, Class B,
4.14%, 10/15/45	300	301,521
Series 2013-LC12, Class A4,
4.22%, 07/15/46(a)	650	671,016
Series 2013-LC12, Class AS,
4.29%, 07/15/46(a)	473	482,171
Series 2013-LC12, Class C,
4.29%, 07/15/46(a)	100	97,598

76

Schedule of Investments (Unaudited) (Continued)	iSHARES® CMBS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2015-C27, Class B,
4.14%, 02/15/48(a)	$330	$323,954
Series 2015-C28, Class A4,
3.54%, 05/15/48	500	495,664
Series 2015-C28, Class AS,
3.87%, 05/15/48(a)	250	248,214
Series 2015-C30, Class A4,
3.66%, 09/15/58	817	816,019
Series 2015-C31, Class A4,
3.70%, 11/15/48	500	499,641
Series 2015-C31, Class C,
4.61%, 11/15/48 (Call 11/11/25)(a)	450	447,147
Series 2015-LC20, Class A3,
3.09%, 04/15/50	600	592,199
Series 2015-LC22, Class A4,
3.84%, 09/15/58	1,000	1,010,404
Series 2015-NXS2, Class A5,
3.77%, 07/15/58(a)	750	753,846
Series 2015-SG1, Class A4,
3.79%, 09/15/48	1,000	1,005,485
Series 2015-SG1, Class D,
4.47%, 09/15/48(a)	200	165,684
Series 2016-C34, Class A2,
2.60%, 06/15/49	500	490,630
Series 2016-C34, Class A4,
3.10%, 06/15/49	1,000	956,922
Series 2016-C34, Class AS,
3.48%, 06/15/49	850	817,317
Series 2016-C36, Class AS,
3.42%, 11/15/59 (Call 10/11/26)	500	481,836
Series 2016-NXS6, Class B,
3.81%, 11/15/49	500	489,302
Series 2017-C38, Class A2,
3.04%, 07/15/50	500	494,971
Series 2017-C38, Class A4,
3.19%, 07/15/50	1,000	954,736
Series 2017-C38, Class A5,
3.45%, 07/15/50	1,000	971,755
Series 2017-C42, Class A3,
3.33%, 12/15/50	1,000	966,061
Series 2017-C42, Class A4,
3.59%, 12/15/50	1,250	1,230,544
Series 2017-C42, Class B,
4.00%, 12/15/50(a)	500	493,899
Series 2017-RC1, Class A2,
3.12%, 01/15/60	875	867,692
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS,
3.84%, 04/15/45	145	145,298
Series 2012-C07, Class A2,
3.43%, 06/15/45	500	500,540
Series 2012-C08, Class A3,
3.00%, 08/15/45	360	355,409
Series 2012-C09, Class A3,
2.87%, 11/15/45	199	194,839
Series 2012-C09, Class C,
4.54%, 11/15/45(a)	150	148,711
Series 2012-C10, Class A3,
2.88%, 12/15/45	200	196,072
Series 2012-C8, Class ASB,
2.56%, 08/15/45	319	316,227
Series 2013-C13, Class C,
3.91%, 05/15/45(a)	110	105,297
Series 2013-C14, Class B,
3.84%, 06/15/46(a)	500	496,458
Series 2013-C15, Class A4,
4.15%, 08/15/46(a)	750	772,472
Series 2013-C17, Class A3,
3.75%, 12/15/46	1,000	1,011,976
Series 2013-C18, Class A3,
3.65%, 12/15/46	500	503,196
Series 2013-C18, Class A4,
3.90%, 12/15/46	600	611,286
Series 2013-UBS1, Class A4,
4.08%, 03/15/46(a)	800	821,605
Series 2014-C19, Class A4,
3.83%, 03/15/47	300	304,102
Series 2014-C19, Class B,
4.72%, 03/15/47 (Call 03/01/24)(a)	300	307,257
Series 2014-C20, Class A5,
4.00%, 05/15/47	200	204,328
Series 2014-C20, Class ASB,
3.64%, 05/15/47	375	378,429
Series 2014-C22, Class A3,
3.53%, 09/15/57	150	150,550
Series 2014-C22, Class A5,
3.75%, 09/15/57	400	402,823
Series 2014-C22, Class AS,
4.07%, 09/15/57(a)	480	487,213
Series 2014-C24, Class A5,
3.61%, 11/15/47	100	99,840
Series 2014-C24, Class C,
4.29%, 11/15/47(a)	100	94,927
Series 2014-LC14, Class ASB,
3.52%, 03/15/47	150	150,928
WFRBS Commercial Mortgage Trust 2012-C10,
Series 2012-C10, Class AS,
3.24%, 12/15/45	250	245,030

		209,413,145

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS — 67.3% (Cost: $214,493,775)		209,413,145

Security	Par (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 31.6%
Federal National Mortgage Association
Series 2010-M3, Class A3,
4.33%, 03/25/20(a)	$247	$249,082
Series 2010-M4, Class A3,
3.82%, 06/25/20	136	136,768
Series 2011-M1, Class A3,
3.76%, 06/25/21	662	672,782
Series 2011-M4, Class A2,
3.73%, 06/25/21	962	977,381
Series 2011-M5, Class A2,
2.94%, 07/25/21	369	367,170
Series 2012-M02, Class A2,
2.72%, 02/25/22	837	825,546
Series 2012-M08, Class A2,
2.35%, 05/25/22	400	388,833
Series 2012-M17, Class A2,
2.18%, 11/25/22	400	385,169
Series 2012-M9, Class A2,
2.48%, 04/25/22	884	865,604
Series 2013-M06, Class 1AC,
3.73%, 02/25/43(a)	300	294,077
Series 2013-M07, Class A2,
2.28%, 12/27/22	894	863,632
Series 2013-M12, Class APT,
2.39%, 03/25/23(a)	696	675,443
Series 2013-M14, Class A2,
3.33%, 10/25/23(a)	1,500	1,505,425
Series 2013-M14, Class APT,
2.52%, 04/25/23(a)	366	357,038
Series 2013-M4, Class ATS2,
2.61%, 03/25/22(a)	151	148,480
Series 2013-M6, Class 1A2,
3.43%, 02/25/43(a)	300	292,111
Series 2014-M03, Class A2,
3.46%, 01/25/24(a)	250	252,618
Series 2014-M06, Class A2,
2.68%, 05/25/21(a)	880	870,993
Series 2014-M09, Class A2,
3.10%, 07/25/24(a)	500	495,342
Series 2014-M10, Class ASQ2,
2.17%, 09/25/19(a)	667	663,231
Series 2014-M11, Class 1A,
3.12%, 08/25/24(a)	971	965,271
Series 2014-M11, Class 2A,
3.30%, 08/25/26(a)	701	697,429
Series 2014-M13, Class A2,
3.02%, 08/25/24(a)	200	196,444
Series 2014-M4, Class A2,
3.35%, 03/25/24(a)	700	702,823
Series 2015-M01, Class A2,
2.53%, 09/25/24	750	716,830
Series 2015-M02, Class A,
2.62%, 12/25/24	460	443,272
Series 2015-M04, Class AV2,
2.51%, 07/25/22(a)	1,000	979,847
Series 2015-M08, Class A2,
2.90%, 01/25/25(a)	1,250	1,216,928
Series 2015-M11, Class A1,
2.10%, 04/25/25	48	47,643
Series 2015-M11, Class A2,
2.84%, 04/25/25(a)	800	776,819
Series 2015-M13, Class A2,
2.71%, 06/25/25(a)	1,000	960,589
Series 2015-M3, Class A1,
2.30%, 10/25/24	113	110,309
Series 2016-M1, Class A1,
2.43%, 01/25/26	191	186,819
Series 2016-M10, Class A1,
2.10%, 07/25/28	964	908,693
Series 2016-M3, Class ASQ2,
2.26%, 02/25/23	376	364,161
Series 2016-M9, Class A2,
2.29%, 06/25/26	2,000	1,842,128
Series 2017-M2, Class A2,
2.78%, 02/25/27(a)	1,000	949,291
Series 2017-M3, Class A2,
2.49%, 12/25/26(a)	850	788,429
Series 2017-M7, Class A2,
2.96%, 02/25/27(a)	1,000	957,504
Series 2017-M8, Class A2,
3.06%, 05/25/27(a)	1,100	1,060,349
FHLMC Multifamily Structured Pass Through Certificates
Series K007, Class A2,
4.22%, 03/25/20	940	952,789
Series K008, Class A2,
3.53%, 06/25/20	510	513,583
Series K009, Class A2,
3.81%, 08/25/20	1,520	1,537,775
Series K010, Class A2,
4.33%, 10/25/20(a)	3,000	3,073,675
Series K013, Class A2,
3.97%, 01/25/21 (Call 01/11/21)(a)	500	509,847
Series K015, Class A2,
3.23%, 07/25/21	1,000	1,003,013
Series K017, Class A2,
2.87%, 12/25/21	1,525	1,513,299
Series K018, Class A2,
2.79%, 01/25/22	405	400,786
Series K019, Class A1,
1.46%, 09/25/21	54	53,703
Series K019, Class A2,
2.27%, 03/25/22	1,000	972,238
Series K020, Class A2,
2.37%, 05/25/22	600	584,316
Series K022, Class A2,
2.36%, 07/25/22	700	679,981
Series K023, Class A2,
2.31%, 08/25/22	1,000	968,521
Series K025, Class A2,
2.68%, 10/25/22	1,175	1,153,308
Series K026, Class A2,
2.51%, 11/25/22	1,000	974,603
Series K027, Class A2,
2.64%, 01/25/23	1,110	1,086,277

77

Schedule of Investments (Unaudited) (Continued)	iSHARES® CMBS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series K028, Class A2,
3.11%, 02/25/23	$2,210	$2,204,208
Series K029, Class A2,
3.32%, 02/25/23(a)	1,000	1,005,497
Series K030, Class A1,
2.78%, 09/25/22	486	482,496
Series K030, Class A2,
3.25%, 04/25/23(a)	1,000	1,002,300
Series K032, Class A1,
3.02%, 02/25/23	442	441,419
Series K032, Class A2,
3.31%, 05/25/23(a)	180	180,804
Series K033, Class A2,
3.06%, 07/25/23(a)	1,000	993,284
Series K034, Class A2,
3.53%, 07/25/23(a)	1,000	1,013,644
Series K035, Class A2,
3.46%, 08/25/23(a)	500	505,058
Series K036, Class A2,
3.53%, 10/25/23(a)	1,650	1,672,409
Series K037, Class A2,
3.49%, 01/25/24	2,150	2,175,963
Series K038, Class A1,
2.60%, 10/25/23	683	674,052
Series K044, Class A2,
2.81%, 01/25/25	1,250	1,214,343
Series K046, Class A2,
3.21%, 03/25/25	1,000	993,597
Series K048, Class A2,
3.28%, 06/25/25(a)	1,000	996,391
Series K049, Class A2,
3.01%, 07/25/25	2,000	1,957,364
Series K050, Class A2,
3.33%, 08/25/25(a)	1,050	1,048,330
Series K051, Class A2,
3.31%, 09/25/25	1,000	996,215
Series K052, Class A1,
2.60%, 01/25/25	416	408,598
Series K052, Class A2,
3.15%, 11/25/25	800	788,804
Series K054, Class A2,
2.75%, 01/25/26	1,700	1,629,202
Series K055, Class A2,
2.67%, 03/25/26	1,250	1,190,155
Series K056, Class A2,
2.53%, 05/25/26	1,000	940,824
Series K058, Class A1,
2.34%, 07/25/26	1,442	1,382,916
Series K059, Class A2,
3.12%, 09/25/26(a)	2,200	2,151,784
Series K060, Class A2,
3.30%, 10/25/26	1,341	1,326,775
Series K061, Class A2,
3.35%, 11/25/26(a)	1,300	1,290,037
Series K062, Class A2,
3.41%, 12/25/26	1,500	1,494,451
Series K063, Class A2,
3.43%, 01/25/27(a)	1,600	1,596,384
Series K064, Class A1,
2.89%, 10/25/26	1,217	1,192,734
Series K064, Class A2,
3.22%, 03/25/27	1,325	1,301,111
Series K065, Class A2,
3.24%, 04/25/27	1,400	1,374,636
Series K066, Class A2,
3.12%, 06/25/27	1,400	1,360,570
Series K067, Class A1,
2.90%, 03/25/27	981	961,374
Series K068, Class A2,
3.24%, 08/25/27	2,000	1,959,656
Series K069, Class A2,
3.19%, 09/25/27(a)	179	174,072

Security	Par/ Shares (000)	Value
Series K152, Class A2,
3.08%, 01/25/31	$250	$236,816
Series K504, Class A2,
2.57%, 09/25/20(a)	1,200	1,190,736
Series K714, Class A2,
3.03%, 10/25/20(a)	1,300	1,298,429
Series K715, Class A2,
2.86%, 01/25/21	1,500	1,492,376
Series K717, Class A2,
2.99%, 09/25/21	750	746,892
Series K720, Class A1,
2.32%, 11/25/21	668	658,236
Series K720, Class A2,
2.72%, 06/25/22	800	788,108
Series K721, Class A1,
2.61%, 01/25/22	393	389,232
Series K721, Class A2,
3.09%, 08/25/22(a)	1,000	997,008
Series K724, Class A2,
3.06%, 11/25/23(a)	1,400	1,389,261
Series K728, Class A2,
3.06%, 08/25/24(a)	1,000	987,835
Series K729, Class A1,
2.95%, 02/25/24	986	979,446
Series K729, Class A2,
3.14%, 10/25/24	1,000	991,255
Series K730 , Class A2,
3.59%, 01/25/25	1,000	1,014,894
Series KS03, Class A4,
3.16%, 05/25/25(a)	1,000	990,779

		98,368,777

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.6% (Cost: $101,728,334)		98,368,777

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	4,792	4,791,833

TOTAL SHORT-TERM INVESTMENTS — 1.6% (Cost: $4,791,833)		4,791,833

TOTAL INVESTMENTS IN SECURITIES — 100.5%
(Cost: $321,013,942)		312,573,755
Other Assets, Less Liabilities — (0.5)%		(1,406,737)

NET ASSETS — 100.0%		$311,167,018

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,482	3,310	4,792	$4,791,833	$15,295	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

78

Schedule of Investments (Unaudited) (Continued)	iSHARES® CMBS ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$209,413,145	$—	$209,413,145
U.S. Government Agency Obligations	—	98,368,777	—	98,368,777
Money Market Funds	4,791,833	—	—	4,791,833

	$4,791,833	$307,781,922	$—	$312,573,755

79

Schedule of Investments (Unaudited)	iSHARES® CONVERTIBLE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CONVERTIBLE BONDS

AEROSPACE & DEFENSE — 0.6%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23	$465	$662,016
Arconic Inc.
1.63%, 10/15/19	565	582,939

		1,244,955
AGRICULTURE — 0.2%
Vector Group Ltd.
1.75%, 04/15/20(a)	450	473,054

AUTO MANUFACTURERS — 2.8%
Navistar International Corp.
4.75%, 04/15/19	565	587,877
Tesla Inc.
0.25%, 03/01/19	1,300	1,342,627
1.25%, 03/01/21	1,975	2,017,956
2.38%, 03/15/22	1,400	1,521,884

		5,470,344
AUTO PARTS & EQUIPMENT — 0.2%
Meritor Inc.
3.25%, 10/15/37 (Call 10/15/25)(b)	450	444,195

BANKS — 0.4%
BofA Finance LLC
0.25%, 05/01/23	400	382,184
Deutsche Bank AG/London
1.00%, 05/01/23	450	425,556

		807,740
BIOTECHNOLOGY — 7.1%
Acorda Therapeutics Inc.
1.75%, 06/15/21	480	440,827
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	475	338,186
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25	375	434,400
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22	500	545,460
Amicus Therapeutics Inc.
3.00%, 12/15/23(b)	390	976,724
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	700	733,215
0.75%, 10/15/18	475	519,498
1.50%, 10/15/20	540	658,206
Emergent BioSolutions Inc.
2.88%, 01/15/21	420	404,250
Exact Sciences Corp.
1.00%, 01/15/25	1,300	1,345,266
Illumina Inc.
0.00%, 06/15/19(c)	910	1,184,083
0.50%, 06/15/21	725	1,025,969
Insmed Inc.
1.75%, 01/15/25	665	622,194
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	750	665,528
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	975	966,566
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23(b)	1,075	1,135,877
Medicines Co. (The)
2.50%, 01/15/22	640	820,973
2.75%, 07/15/23	465	492,272
Novavax Inc.
3.75%, 02/01/23	475	270,213
Radius Health Inc.
3.00%, 09/01/24	475	408,510

		13,988,217
BUILDING MATERIALS — 0.2%
Cemex SAB de CV
3.72%, 03/15/20	445	452,601

CLOSED-END FUNDS — 1.4%
Altaba Inc.
0.00% 12/01/18(c)	2,050	2,788,143

COMMERCIAL SERVICES — 2.8%
Cardtronics Inc.
1.00%, 12/01/20	400	375,584
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	565	731,765
Huron Consulting Group Inc.
1.25%, 10/01/19	370	351,319
Macquarie Infrastructure Corp.
2.00%, 10/01/23	530	471,483
2.88%, 07/15/19	530	524,917

Security	Par (000)	Value
Square Inc.
0.38%, 03/01/22	$625	$1,753,475
0.50%, 05/15/23(b)	1,225	1,339,587

		5,548,130
COMPUTERS — 2.3%
Electronics For Imaging Inc.
0.75%, 09/01/19	525	523,152
Lumentum Holdings Inc.
0.25%, 03/15/24	650	727,363
Nutanix Inc.
0.00% 01/15/23(b)(c)	809	967,265
Pure Storage Inc.
0.13%, 04/15/23(b)	825	867,974
Western Digital Corp.
1.50%, 02/01/24(b)	1,557	1,526,638

		4,612,392
DIVERSIFIED FINANCIAL SERVICES — 1.2%
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/23(b)	875	856,984
LendingTree Inc.
0.63%, 06/01/22	450	586,395
PRA Group Inc.
3.00%, 08/01/20	400	384,716
3.50%, 06/01/23	525	560,101

		2,388,196
ELECTRIC — 0.8%
NRG Energy Inc.
2.75%, 06/01/48 (Call 06/01/25)(b)	782	766,360
NRG Yield Inc.
3.25%, 06/01/20(b)	400	399,472
3.50%, 02/01/19(b)	450	449,204

		1,615,036
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
SunPower Corp.
0.88%, 06/01/21	565	437,598
4.00%, 01/15/23	600	481,494

		919,092
ELECTRONICS — 1.0%
II-VI Inc.
0.25%, 09/01/22(b)	539	568,699
OSI Systems Inc.
1.25%, 09/01/22	480	465,888
Vishay Intertechnology Inc.
2.25%, 06/15/25(b)	843	858,840

		1,893,427
ENERGY — ALTERNATE SOURCES — 0.6%
NextEra Energy Partners LP
1.50%, 09/15/20(b)	425	434,473
Tesla Energy Operations Inc./DE
1.63%, 11/01/19	765	683,665

		1,118,138
ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries Inc.
0.75%, 09/15/21	640	713,862

ENTERTAINMENT — 0.4%
Live Nation Entertainment Inc.
2.50%, 03/15/23(b)	775	822,244

HEALTH CARE — PRODUCTS — 2.0%
Insulet Corp.
1.25%, 09/15/21	480	713,165
1.38%, 11/15/24(b)	583	639,778
NuVasive Inc.
2.25%, 03/15/21	875	991,156
Wright Medical Group Inc.
1.63%, 06/15/23(b)	900	882,927
Wright Medical Group NV
2.25%, 11/15/21	600	789,978

		4,017,004
HEALTH CARE — SERVICES — 2.4%
Anthem Inc.
2.75%, 10/15/42	525	1,823,782
Molina Healthcare Inc.
1.13%, 01/15/20	662	1,694,554

80

Schedule of Investments (Unaudited) (Continued)	iSHARES® CONVERTIBLE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Teladoc Inc.
1.38%, 05/15/25(b)	$375	$481,433
3.00%, 12/15/22	400	613,560

		4,613,329
HOLDING COMPANIES — DIVERSIFIED — 1.0%
Ares Capital Corp.
3.75%, 02/01/22	590	592,390
4.38%, 01/15/19	415	416,394
Prospect Capital Corp.
4.75%, 04/15/20	1,015	1,017,121

		2,025,905
INSURANCE — 0.7%
AXA SA
7.25%, 05/15/21(b)	1,225	1,334,601

INTERNET — 14.5%
Booking Holdings Inc.
0.35%, 06/15/20	1,450	2,241,250
0.90%, 09/15/21	1,425	1,694,596
Chegg Inc.
0.25%, 05/15/23(b)	550	655,413
Ctrip.com International Ltd.
1.00%, 07/01/20	1,000	992,290
1.25%, 10/15/18	760	815,997
1.25%, 09/15/22	1,300	1,273,246
1.99%, 07/01/25	515	547,533
Etsy Inc.
0.00% 03/01/23(b)(c)	475	609,126
FireEye Inc.
0.88%, 06/01/24(b)	846	802,702
Series B,
1.63%, 06/01/35 (Call 06/01/22)	650	591,396
IAC FinanceCo Inc.
0.88%, 10/01/22(b)	600	676,278
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (Call 07/05/22)(b)	600	609,456
MercadoLibre Inc.
2.25%, 07/01/19	455	1,239,070
Okta Inc.
0.25%, 02/15/23(b)	475	575,007
Palo Alto Networks Inc.
0.00%, 07/01/19(c)	780	1,395,061
0.75%, 07/01/23(b)	1,895	1,855,186
RingCentral Inc.
0.00%, 03/15/23(b)(c)	700	762,720
Twilio Inc.
0.25%, 06/01/23(b)	775	816,803
Twitter Inc.
0.25%, 09/15/19	1,325	1,275,127
0.25%, 06/15/24(b)	1,625	1,480,960
1.00%, 09/15/21	1,345	1,248,362
Vipshop Holdings Ltd.
1.50%, 03/15/19	925	907,767
Wayfair Inc.
0.38%, 09/01/22(b)	625	763,437
Web.com Group Inc.
1.00%, 08/15/18	300	299,532
Weibo Corp.
1.25%, 11/15/22(b)	1,275	1,246,720
Wix.com Ltd.
0.00% 07/01/23(b)(c)	504	481,496
Yandex NV
1.13%, 12/15/18	450	443,889
Zendesk Inc.
0.25%, 03/15/23(b)	843	918,651
Zillow Group Inc.
1.50%, 07/01/23	500	496,320
2.00%, 12/01/21	640	779,085

		28,494,476
IRON & STEEL — 0.8%
Allegheny Technologies Inc.
4.75%, 07/01/22	400	826,316
Cleveland-Cliffs Inc.
1.50%, 01/15/25	475	685,311

		1,511,627
LODGING — 1.8%
Caesars Entertainment Corp.
5.00%, 10/01/24	1,600	2,864,672

Security	Par (000)	Value
Huazhu Group Ltd.
0.38%, 11/01/22(b)	$665	$730,389

		3,595,061
MACHINERY — 0.3%
Chart Industries Inc.
1.00%, 11/15/24(b)	400	572,908

MEDIA — 4.5%
DISH Network Corp.
2.38%, 03/15/24	1,325	1,147,834
3.38%, 08/15/26	4,350	3,959,370
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)(b)	550	597,437
Liberty Media Corp.
1.38%, 10/15/23	1,400	1,779,554
2.13%, 03/31/48 (Call 04/07/23)(b)	525	530,392
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23	700	789,474

		8,804,061
MINING — 0.7%
B2Gold Corp.
3.25%, 10/01/18	375	373,635
Royal Gold Inc.
2.88%, 06/15/19	500	513,795
SSR Mining Inc.
2.88%, 02/01/33 (Call 02/01/20)	450	447,674

		1,335,104
OIL & GAS — 3.2%
Chesapeake Energy Corp.
5.50%, 09/15/26	1,775	1,763,178
Comstock Resources Inc. (7.75% PIK)
7.75%, 04/01/19 (Call 09/14/18)(d)	11	11,629
Ensco Jersey Finance Ltd.
3.00%, 01/31/24	1,170	1,108,973
Nabors Industries Inc.
0.75%, 01/15/24	900	703,053
Oasis Petroleum Inc.
2.63%, 09/15/23	430	534,258
Transocean Inc.
0.50%, 01/30/23	1,000	1,381,450
Whiting Petroleum Corp.
1.25%, 04/01/20	750	716,048

		6,218,589
OIL & GAS SERVICES — 0.9%
Weatherford International Ltd.
5.88%, 07/01/21	1,800	1,789,938

PHARMACEUTICALS — 5.8%
Clovis Oncology Inc.
1.25%, 05/01/25	475	430,815
2.50%, 09/15/21	325	341,858
Depomed Inc.
2.50%, 09/01/21	525	458,934
Dermira Inc.
3.00%, 05/15/22	400	331,980
DexCom Inc.
0.75%, 05/15/22	565	653,050
Herbalife Nutrition Ltd.
2.00%, 08/15/19	965	1,202,380
2.63%, 03/15/24(b)	775	801,575
Horizon Pharma Investment Ltd.
2.50%, 03/15/22	500	483,470
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	540	726,365
Jazz Investments I Ltd.
1.50%, 08/15/24(b)	825	859,831
1.88%, 08/15/21	750	808,245
Neurocrine Biosciences Inc.
2.25%, 05/15/24	700	1,030,820
Pacira Pharmaceuticals Inc./DE
2.38%, 04/01/22	540	535,005
Sarepta Therapeutics Inc.
1.50%, 11/15/24(b)	775	1,362,024
Supernus Pharmaceuticals Inc.
0.63%, 04/01/23(b)	575	648,876
Teva Pharmaceutical Finance Co. LLC
Series C,
0.25%, 02/01/26 (Call 09/04/18)	725	678,897

		11,354,125
PIPELINES — 0.4%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/16/20)	900	706,680

81

Schedule of Investments (Unaudited) (Continued)	iSHARES® CONVERTIBLE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Apollo Commercial Real Estate Finance Inc.
4.75%, 08/23/22	$575	$570,320
5.50%, 03/15/19	260	283,634
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22	575	568,940
Colony Capital Inc.
3.88%, 01/15/21	565	535,727
Empire State Realty OP LP
2.63%, 08/15/19(b)	445	445,392
Extra Space Storage LP
3.13%, 10/01/35 (Call 09/05/20)(b)	825	915,255
IH Merger Sub LLC
3.50%, 01/15/22	550	607,689
iStar Inc.
3.13%, 09/15/22(b)	415	401,031
Spirit Realty Capital Inc.
2.88%, 05/15/19	705	704,605
3.75%, 05/15/21	400	401,680
Starwood Property Trust Inc.
4.38%, 04/01/23 (Call 01/01/23)	325	326,661
Two Harbors Investment Corp.
6.25%, 01/15/22	460	475,405
VEREIT Inc.
3.00%, 08/01/18	400	399,104
3.75%, 12/15/20	625	632,900

		7,268,343
RETAIL — 0.8%
RH
0.00%, 06/15/19(c)	525	650,359
0.00%, 07/15/20(c)	500	619,585
0.00%, 06/15/23(b)(c)	294	271,571

		1,541,515
SEMICONDUCTORS — 14.8%
Advanced Micro Devices Inc.
2.13%, 09/01/26	1,150	2,739,242
Cypress Semiconductor Corp.
4.50%, 01/15/22	450	647,145
Inphi Corp.
0.75%, 09/01/21	466	435,729
Integrated Device Technology Inc.
0.88%, 11/15/22	550	655,732
Intel Corp.
3.25%, 08/01/39	2,175	5,041,498
Microchip Technology Inc.
1.63%, 02/15/25	2,575	4,628,382
1.63%, 02/15/27	2,850	3,399,394
2.25%, 02/15/37	915	1,113,701
Micron Technology Inc.
Series G,
3.00%, 11/15/43 (Call 11/20/18)	350	634,949
Novellus Systems Inc.
2.63%, 05/15/41	400	2,297,236
NXP Semiconductors NV
1.00%, 12/01/19	1,625	1,795,138
ON Semiconductor Corp.
1.00%, 12/01/20	975	1,272,180
1.63%, 10/15/23	775	972,183
Rovi Corp.
0.50%, 03/01/20	490	461,923
Silicon Laboratories Inc.
1.38%, 03/01/22	625	732,325
Synaptics Inc.
0.50%, 06/15/22	900	884,466
Teradyne Inc.
1.25%, 12/15/23	675	982,172
Veeco Instruments Inc.
2.70%, 01/15/23	550	485,392

		29,178,787
SOFTWARE — 11.2%
Akamai Technologies Inc.
0.00%, 02/15/19(c)	985	987,246
0.13%, 05/01/25(b)	1,625	1,631,337
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	575	588,754
Atlassian Inc.
0.63%, 05/01/23(b)	1,425	1,570,621
Avaya Holdings Corp.
2.25%, 06/15/23(b)	446	440,394
Citrix Systems Inc.
0.50%, 04/15/19	2,045	3,102,490
Envestnet Inc.
1.75%, 06/01/23(b)	450	483,768
Five9 Inc.
0.13%, 05/01/23(b)	375	371,764
Guidewire Software Inc.
1.25%, 03/15/25	575	571,383
HubSpot Inc.
0.25%, 06/01/22	625	884,156

Security	Par Shares (000)	Value
j2 Global Inc.
3.25%, 06/15/29 (Call 06/20/21)	$625	$824,287
MINDBODY Inc.
0.38%, 06/01/23(b)	300	295,227
Momo Inc.
1.25%, 07/01/25(b)	808	759,956
MongoDB Inc.
0.75%, 06/15/24(b)	300	306,768
New Relic Inc.
0.50%, 05/01/23(b)	675	728,737
Nice Systems Inc.
1.25%, 01/15/24	430	595,485
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	940	846,536
1.25%, 04/01/25	575	550,137
1.50%, 11/01/35 (Call 11/05/21)	350	340,568
RealPage Inc.
1.50%, 11/15/22	500	706,270
Red Hat Inc.
0.25%, 10/01/19	200	383,156
Sea Ltd.
2.25%, 07/01/23(b)	756	752,757
ServiceNow Inc.
0.00% 06/01/22(c)	1,075	1,473,083
Verint Systems Inc.
1.50%, 06/01/21	590	582,242
Workday Inc.
0.25%, 10/01/22(b)	1,431	1,513,254
1.50%, 07/15/20	500	791,830

		22,082,206
TELECOMMUNICATIONS — 2.7%
Ciena Corp.
3.75%, 10/15/18	400	506,436
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	375	370,624
0.50%, 12/15/36 (Call 12/22/21)	775	698,422
GCI Liberty Inc.
1.75%, 09/30/46 (Call 10/05/23)(b)	750	779,655
GDS Holdings Ltd.
2.00%, 06/01/25(b)	350	278,978
Gogo Inc.
3.75%, 03/01/20	525	452,524
Intelsat SA
4.50%, 06/15/25(b)	500	687,145
InterDigital Inc./PA
1.50%, 03/01/20	475	574,489
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	525	525,488
1.00%, 03/01/24	500	500,575

		5,374,336
TRANSPORTATION — 0.8%
Air Transport Services Group Inc.
1.13%, 10/15/24(b)	400	391,340
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24	400	503,304
Golar LNG Ltd.
2.75%, 02/15/22	640	653,427

		1,548,071
TRUCKING & LEASING — 0.3%
Greenbrier Companies Inc. (The)
2.88%, 02/01/24	415	492,875

TOTAL CONVERTIBLE BONDS — 96.2%
(Cost: $186,224,752)		189,159,307

COMMON STOCKS

COMMUNICATIONS EQUIPMENT — 0.1%
Motorola Solutions Inc	2	242,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Micron Technology Inc.(e)	38	2,006,020

SOFTWARE — 0.6%
Red Hat Inc.(e)	8	1,101,594

TOTAL COMMON STOCKS — 1.7%
(Cost $3,301,228)		3,350,214

82

Schedule of Investments (Unaudited) (Continued)	iSHARES® CONVERTIBLE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(f)(g)	3,115	$3,114,746

TOTAL SHORT-TERM INVESTMENTS — 1.6%
(Cost: $3,114,746)		3,114,746

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost: $192,640,726)		195,624,267
Other Assets, Less Liabilities — 0.5%		947,327

NET ASSETS — 100.0%		$196,571,594

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,996	(7,881)	3,115	$3,114,746	$32,505	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$189,159,307	$—	$189,159,307
Common Stocks	3,350,214	—	—	3,350,214
Money Market Funds	3,114,746	—	—	3,114,746

	$6,464,960	$189,159,307	$—	$195,624,267

Portfolio Abbreviations — Fixed Income

PIK — Payment-in-kind

83

Schedule of Investments (Unaudited)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
ASSET-BACKED SECURITIES
Barclays Dryrock Issuance Trust
Series 2014-3, Class A,
2.41%, 07/15/22	$500	$497,278
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1,
1.75%, 11/19/21	1,000	985,592
Series 2017-A3, Class A3,
1.92%, 04/07/22	2,000	1,965,999
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/22	250	247,470
Series 2014-A4, Class A4,
2.12%, 12/15/21	500	497,328
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/21 (Call 09/15/20)	637	631,696
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A,
2.37%, 03/15/23	800	791,371

TOTAL ASSET-BACKED SECURITIES — 0.3%
(Cost: $5,708,578)		5,616,734

COLLATERIZED MORTGAGE OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 0.5%
Benchmark Mortgage Trust,
Series 2018-B4, Class A2,
3.98%, 07/15/51	3,500	3,590,224
COMM Mortgage Trust,
Series 2012-CR1, Class A3,
3.39%, 05/15/45	750	749,683
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A5,
4.08%, 02/15/47 (Call 02/11/24)	225	230,829
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5,
3.80%, 07/15/47	150	151,748
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS,
4.08%, 07/15/46(a)	1,000	1,011,969
Series 2015-C22, Class A4,
3.31%, 04/15/48	250	244,735
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A4,
3.18%, 03/10/46	800	792,096
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB,
3.24%, 12/15/47	1,500	1,492,345
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3,
2.88%, 12/15/45	3,000	2,941,081

		11,204,710

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS — 0.5%
(Cost: $11,428,430)		11,204,710

CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Acosta Inc.,
7.75%, 10/01/22 (Call 08/31/18)(b)	100	49,661
Clear Channel International BV,
8.75%, 12/15/20 (Call 08/31/18)(b)	100	103,250
Lamar Media Corp.,
5.00%, 05/01/23 (Call 08/31/18)	100	101,066
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	720	715,514
4.45%, 08/15/20	275	281,102
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 02/15/22 (Call 08/31/18)	195	196,759
WPP Finance 2010
3.63%, 09/07/22	85	83,133
4.75%, 11/21/21	77	78,982

		1,609,467
AEROSPACE & DEFENSE — 0.5%
Airbus Finance BV,
2.70%, 04/17/23(b)	70	67,656

Security	Par (000)	Value
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$260	$266,427
5.87%, 02/23/22	200	206,628
6.15%, 08/15/20	200	208,310
BAE Systems Holdings Inc.,
2.85%, 12/15/20 (Call 11/15/20)(b)	180	177,320
Boeing Capital Corp.,
4.70%, 10/27/19	25	25,549
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	25	24,333
2.13%, 03/01/22 (Call 02/01/22)	475	460,037
2.35%, 10/30/21	150	147,464
2.80%, 03/01/23 (Call 02/01/23)	55	53,906
4.88%, 02/15/20	235	242,247
Bombardier Inc.,
5.75%, 03/15/22(b)	100	100,814
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	84	80,524
2.88%, 05/11/20	400	399,204
3.00%, 05/11/21	315	313,620
3.38%, 05/15/23 (Call 04/15/23)	165	165,200
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(b)	250	259,277
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,020	1,006,434
3.10%, 01/15/23 (Call 11/15/22)	50	49,319
3.35%, 09/15/21	310	311,519
4.25%, 11/15/19	150	152,546
Moog Inc.,
5.25%, 12/01/22 (Call 08/31/18)(b)	100	101,458
Northrop Grumman Corp.
2.08%, 10/15/20	50	48,795
2.55%, 10/15/22 (Call 09/15/22)	1,350	1,301,170
3.50%, 03/15/21	435	437,636
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,813
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	140	135,818
3.13%, 10/15/20	275	275,715
Rockwell Collins Inc.,
2.80%, 03/15/22 (Call 02/15/22)	238	231,679
Spirit AeroSystems Inc.,
3.95%, 06/15/23 (Call 05/15/23)	100	100,097
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/18)	100	100,315
6.00%, 07/15/22 (Call 08/31/18)	250	254,352
Triumph Group Inc.
4.88%, 04/01/21 (Call 08/31/18)	75	69,271
5.25%, 06/01/22 (Call 08/31/18)	115	103,758
United Technologies Corp.
1.50%, 11/01/19	425	417,877
1.95%, 11/01/21 (Call 10/01/21)	560	536,659
2.30%, 05/04/22 (Call 04/04/22)	250	240,030
3.10%, 06/01/22	300	296,247
4.50%, 04/15/20	275	281,366

		9,676,390
AGRICULTURE — 0.4%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)(b)	48	49,520
9.88%, 07/15/21 (Call 08/31/18)(c)	150	136,992
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	580	576,798
2.85%, 08/09/22	390	381,408
4.75%, 05/05/21	375	389,704
9.25%, 08/06/19	220	233,884

84

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
BAT Capital Corp.
2.30%, 08/14/20(b)	$370	$363,014
2.76%, 08/15/22 (Call 07/15/22)(b)	575	555,272
BAT International Finance PLC
2.75%, 06/15/20(b)	708	701,331
3.50%, 06/15/22(b)	250	247,500
Bunge Ltd. Finance Corp.,
3.50%, 11/24/20 (Call 10/24/20)	160	159,773
Cargill Inc.
3.05%, 04/19/21(b)	500	496,795
3.25%, 03/01/23(b)	95	93,923
Imperial Brands Finance PLC
2.95%, 07/21/20(b)	300	297,432
3.50%, 02/11/23 (Call 11/11/22)(b)	100	97,779
3.75%, 07/21/22 (Call 05/21/22)(b)	300	297,936
Kernel Holding SA,
8.75%, 01/31/22(d)	200	205,404
Philip Morris International Inc.
1.88%, 11/01/19	85	83,933
1.88%, 02/25/21 (Call 01/25/21)	180	174,640
2.00%, 02/21/20	200	196,994
2.38%, 08/17/22 (Call 07/17/22)	96	92,101
2.50%, 08/22/22	250	240,797
2.50%, 11/02/22 (Call 10/02/22)	250	240,023
2.63%, 02/18/22 (Call 01/18/22)	265	257,946
2.90%, 11/15/21	245	241,991
4.50%, 03/26/20	50	51,175
Reynolds American Inc.
3.25%, 06/12/20	200	199,858
4.00%, 06/12/22	130	131,079
6.88%, 05/01/20	25	26,497
Viterra Inc.,
5.95%, 08/01/20(b)	250	259,575

		7,481,074
AIRLINES — 0.1%
Air Canada,
7.75%, 04/15/21(b)	105	112,440
Allegiant Travel Co.,
5.50%, 07/15/19	115	116,169
American Airlines Group Inc.
4.63%, 03/01/20(b)	100	100,342
5.50%, 10/01/19(b)	175	177,359
American Airlines Pass Through Trust,
Series 2013-2, Class A,
4.95%, 01/15/23	133	136,986
Continental Airlines Inc. Pass Through Trust,
Series 2009-2, Class A,
7.25%, 11/10/19	31	31,724
Delta Air Lines Inc.
2.88%, 03/13/20	250	248,020
3.63%, 03/15/22 (Call 02/15/22)	300	297,789
3.80%, 04/19/23 (Call 03/19/23)	190	187,703
Delta Air Lines Inc. Pass Through Trust,
Series 2017-1, Class A,
6.82%, 02/10/24	4	4,066
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 08/15/21(b)	90	90,670
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	232	229,406
2.75%, 11/06/19 (Call 10/06/19)	260	258,911
2.75%, 11/16/22 (Call 10/16/22)	115	111,410
UAL Pass Through Trust,
Series 2007-1A,
6.64%, 01/02/24 .	47	49,498
United Continental Holdings Inc.
4.25%, 10/01/22	100	97,366
6.00%, 12/01/20	65	67,922
Unity 1 Sukuk Ltd.,
3.86%, 11/30/21(d)	200	199,008

Security	Par (000)	Value
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(b)	$75	$74,156
8.50%, 11/15/19(b)	75	75,793

		2,666,738
APPAREL — 0.0%
Ralph Lauren Corp.,
2.63%, 08/18/20 (Call 07/18/20)	100	98,860
William Carter Co. (The),
5.25%, 08/15/21 (Call 08/31/18)	100	101,283

		200,143
AUTO MANUFACTURERS — 1.2%
American Honda Finance Corp.
1.65%, 07/12/21	120	114,869
1.70%, 09/09/21	206	196,707
1.95%, 07/20/20	150	146,724
2.00%, 02/14/20	355	349,622
2.25%, 08/15/19	475	472,981
2.45%, 09/24/20	225	221,949
2.65%, 02/12/21	100	98,661
3.45%, 07/14/23	215	215,241
Aston Martin Capital Holdings Ltd.,
6.50%, 04/15/22 (Call 04/15/19)(b)	200	203,648
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	100	95,259
2.00%, 04/11/21 (Call 03/11/21)(b)	1,130	1,090,066
2.15%, 04/06/20(b)	120	117,935
2.70%, 04/06/22 (Call 03/06/22)(b)	90	87,331
3.45%, 04/12/23 (Call 03/12/23)(b)	100	98,860
Daimler Finance North America LLC
2.20%, 05/05/20(b)	250	245,220
2.25%, 03/02/20(b)	250	245,852
2.30%, 02/12/21(b)	200	194,128
2.45%, 05/18/20(b)	300	295,473
2.70%, 08/03/20(b)	150	147,966
2.85%, 01/06/22(b)	400	389,564
3.00%, 02/22/21(b)	500	494,065
3.10%, 05/04/20(b)	400	398,528
3.35%, 05/04/21(b)	500	496,985
3.70%, 05/04/23(b)	250	248,997
3.88%, 09/15/21(b)	250	252,010
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	323,590
5.25%, 04/15/23	250	252,255
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,000	973,940
2.46%, 03/27/20	200	196,814
2.60%, 11/04/19	700	694,610
2.68%, 01/09/20	400	396,208
3.10%, 05/04/23	400	379,320
3.20%, 01/15/21	750	740,272
3.34%, 03/18/21	1,050	1,038,891
3.34%, 03/28/22 (Call 02/28/22)	200	195,166
4.14%, 02/15/23 (Call 01/15/23)	200	198,926
5.88%, 08/02/21	750	790,567
General Motors Financial Co. Inc.
2.35%, 10/04/19	215	213,280
2.45%, 11/06/20	70	68,345
3.15%, 01/15/20 (Call 12/15/19)	60	59,896
3.15%, 06/30/22 (Call 05/30/22)	490	476,584
3.20%, 07/13/20 (Call 06/13/20)	460	457,967
3.20%, 07/06/21 (Call 06/06/21)	1,550	1,527,587

85

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.45%, 01/14/22 (Call 12/14/21)	$314	$309,554
3.45%, 04/10/22 (Call 02/10/22)	105	103,304
3.70%, 11/24/20 (Call 10/24/20)	600	601,800
3.70%, 05/09/23 (Call 03/09/23)	500	490,365
4.15%, 06/19/23 (Call 05/19/23)	200	199,380
4.20%, 03/01/21 (Call 02/01/21)	302	306,104
4.38%, 09/25/21	327	332,353
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	50	47,670
2.85%, 01/15/21 (Call 12/15/20)(b)	100	98,142
3.55%, 05/21/21(b)	250	249,857
Hyundai Capital America
2.45%, 06/15/21(d)	500	481,105
2.55%, 02/06/19(d)	170	169,475
2.60%, 03/19/20(d)	300	295,374
3.75%, 07/08/21(b)	100	99,585
4.13%, 06/08/23(b)	100	99,202
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	600	578,328
3.00%, 08/29/22(d)	600	574,230
3.75%, 03/05/23(b)	250	245,042
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(b)	110	108,896
4.13%, 12/15/18(b)	200	200,466
Nissan Motor Acceptance Corp.
1.55%, 09/13/19(b)	135	132,624
2.15%, 09/28/20(b)	250	243,035
2.55%, 03/08/21(b)	250	243,818
2.60%, 09/28/22(b)	300	286,737
3.45%, 03/15/23(b)	100	98,458
PACCAR Financial Corp.
2.05%, 11/13/20	45	43,921
2.30%, 08/10/22	100	96,270
2.80%, 03/01/21	70	69,350
Toyota Motor Corp.,
3.42%, 07/20/23	100	100,032
Toyota Motor Credit Corp.
1.55%, 10/18/19	50	49,231
1.90%, 04/08/21	318	307,751
1.95%, 04/17/20	625	614,187
2.15%, 03/12/20	170	167,799
2.15%, 09/08/22	150	143,234
2.20%, 01/10/20	60	59,349
2.60%, 01/11/22	565	552,700
2.70%, 01/11/23	75	72,875
2.75%, 05/17/21	225	222,527
2.80%, 07/13/22	175	171,857
2.95%, 04/13/21	400	397,888
3.30%, 01/12/22	108	108,086
Volkswagen Group of America Finance LLC,
2.40%, 05/22/20(b)	200	196,570

		25,871,390
AUTO PARTS & EQUIPTMENT — 0.1%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 08/31/18)	175	179,008
7.75%, 11/15/19	40	42,095
Goodyear Tire & Rubber Co. (The),
8.75%, 08/15/20	65	71,048
IHO Verwaltungs GmbH (4.88% PIK),
4.13%, 09/15/21 (Call 09/15/18)(b)(e)	200	197,858
Toyota Industries Corp.,
3.24%, 03/16/23 (Call 02/16/23)(b)	250	246,467

Security	Par (000)	Value
Weichai International Hong Kong Energy Group Co. Ltd.,
3.75%, (Call 09/14/22)(a)(d)(f)(g)	$400	$368,688
ZF North America Capital Inc.
4.00%, 04/29/20(b)	150	150,884
4.50%, 04/29/22(b)	200	203,048

		1,459,096
BANKS — 11.2%
ABN AMRO Bank NV
2.65%, 01/19/21(b)	500	490,630
4.40%, 03/27/28 (Call 03/27/23)(a)(d)(g)	400	393,949
ADCB Finance Cayman Ltd.,
4.50%, 03/06/23(d)	400	405,184
Akbank Turk AS,
4.00%, 01/24/20(d)	200	195,274
Al Ahli Bank of Kuwait KSCP,
3.50%, 04/05/22(d)	200	196,080
Alfa Bank AO Via Alfa Bond Issuance PLC,
7.75%, 04/28/21(d)	200	214,346
Amber Circle Funding Ltd.,
3.25%, 12/04/22(d)	1,040	1,014,645
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	250	245,360
2.88%, 01/25/22(b)	250	243,288
ASB Bank Ltd.,
3.75%, 06/14/23(b)	250	248,250
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	244,095
2.25%, 12/19/19(b)	250	247,220
3.30%, 05/17/21	500	498,280
5.10%, 01/13/20(b)	200	205,168
Australia & New Zealand Banking Group Ltd./ New York NY
2.25%, 11/09/20	250	244,410
2.55%, 11/23/21	250	242,563
2.63%, 05/19/22	250	241,450
2.63%, 11/09/22	250	240,213
Axis Bank Ltd./Dubai,
2.88%, 06/01/21(d)	200	192,856
Banco Bilbao Vizcaya Argentaria SA,
3.00%, 10/20/20	225	222,851
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(c)(d)	200	207,122
5.90%, 01/16/21(d)	400	414,400
6.75%, 09/29/19(d)	100	103,563
Banco Davivienda SA,
5.88%, 07/09/22(d)	200	210,986
Banco de Bogota SA,
5.38%, 02/19/23(d)	200	208,544
Banco de Credito del Peru/Panama,
6.13%, 04/24/27 (Call 04/24/22)(a)(d)(g)	120	128,075
Banco del Estado de Chile
3.88%, 02/08/22(b)	300	301,968
4.13%, 10/07/20(b)	200	202,988
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21(d)	100	101,509
5.88%, 01/26/22(d)	200	204,376
5.88%, 01/19/23(d)	1,200	1,212,420
8.50%, 10/29/49(a)(d)(f)(g)	100	106,985
Banco Nacional de Costa Rica,
5.88%, 04/25/21(d)	200	204,584
Banco Santander SA
3.50%, 04/11/22	200	198,188
3.85%, 04/12/23	400	395,004
Banco Votorantim SA,
7.38%, 01/21/20(d)	100	103,872
Bancolombia SA,
5.13%, 09/11/22(c)	387	401,315
Bangkok Bank PCL/Hong Kong,
3.30%, 10/03/18(d)	200	200,010
Bank Nederlandse Gemeenten NV
1.75%, 03/24/20(b)	550	540,507
2.50%, 02/16/21(b)	250	247,167

86

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	$425	$415,127
2.33%, 10/01/21 (Call 10/01/20)(a)(g)	120	117,313
2.37%, 07/21/21 (Call 07/21/20)(a)(g)	1,315	1,289,660
2.50%, 10/21/22 (Call 10/21/21)	1,475	1,410,380
2.63%, 10/19/20	350	345,933
2.63%, 04/19/21	220	216,106
2.74%, 01/23/22 (Call 01/23/21)(a)(g)	175	171,943
2.82%, 07/21/23 (Call 07/21/22)(a)(g)	100	96,669
2.88%, 04/24/23 (Call 04/24/22)(a)(g)	725	704,055
3.00%, 12/20/23 (Call 12/20/22)(a)(g)	2,548	2,472,350
3.12%, 01/20/23 (Call 01/20/22)(a)(g)	525	515,298
3.30%, 01/11/23	25	24,675
5.00%, 05/13/21	620	647,119
5.63%, 07/01/20	75	78,341
5.70%, 01/24/22	575	619,171
Series L,
2.25%, 04/21/20	400	394,364
Bank of China Hong Kong Ltd.,
5.55%, 02/11/20(b)	200	205,828
Bank of China Ltd./Hong Kong,
2.88%, 06/30/20(d)	200	197,458
Bank of China Ltd./Luxembourg,
2.25%, 07/12/21(d)	200	191,508
Bank of China Ltd./Macau,
2.88%, 04/20/22(d)	400	388,008
Bank of China Ltd./Paris,
3.21%, 11/22/22(a)(d)	1,000	1,002,100
Bank of China Ltd./Singapore,
3.19%, 04/17/23(a)(d)	900	900,684
Bank of Communications Co. Ltd.,
4.50%, 10/03/24 (Call 10/03/19)(a)(d)(g)	200	200,458
Bank of Communications Co. Ltd./Hong Kong
3.09%, 05/15/20, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,192
3.22%, 12/04/22(a)(d)	400	401,172
Bank of East Asia Ltd. (The),
6.13%, 07/16/20(d)	200	208,422
Bank of India/Jersey,
3.13%, 05/06/20(d)	200	195,874
Bank of Montreal
1.75%, 09/11/19	200	197,540
1.90%, 08/27/21	1,460	1,399,892
2.10%, 06/15/20	325	319,056
2.35%, 09/11/22	250	239,145
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	535	517,784
2.30%, 09/11/19 (Call 08/11/19)	401	398,718
2.45%, 11/27/20 (Call 10/27/20)	315	309,721
2.50%, 04/15/21 (Call 03/15/21)	200	196,316
2.60%, 08/17/20 (Call 07/17/20)	1,975	1,957,126
2.60%, 02/07/22 (Call 01/07/22)	150	146,453
2.66%, 05/16/23 (Call 05/16/22)(a)(g)	286	277,080
2.95%, 01/29/23 (Call 12/29/22)	150	146,573
3.55%, 09/23/21 (Call 08/23/21)	153	154,036
Series G,
2.15%, 02/24/20 (Call 01/24/20)	50	49,321
Bank of Nova Scotia (The)
1.85%, 04/14/20	30	29,415
2.35%, 10/21/20	300	294,480
2.45%, 09/19/22	355	341,201
2.70%, 03/07/22	510	498,040
2.80%, 07/21/21	103	101,408
3.13%, 04/20/21	750	744,982
4.65%, (Call 10/12/22)(a)(f)(g)	250	227,633
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(b)	200	194,534
2.70%, 07/20/22(b)	200	192,530
3.75%, 07/20/23(b)	250	248,600

Security	Par (000)	Value
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	$1,900	$1,861,012
10.18%, 06/12/21(b)	100	115,211
Barclays PLC
2.75%, 11/08/19	200	198,726
3.20%, 08/10/21	650	637,578
3.25%, 01/12/21	675	666,002
3.68%, 01/10/23 (Call 01/10/22)	200	195,146
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	507	489,554
2.15%, 02/01/21 (Call 01/01/21)	200	194,798
2.45%, 01/15/20 (Call 12/15/19)	405	401,404
2.63%, 06/29/20 (Call 05/29/20)	160	158,448
2.75%, 04/01/22 (Call 03/01/22)	100	97,904
5.25%, 11/01/19	150	153,888
BBVA Banco Continental SA,
5.00%, 08/26/22(b)	350	363,429
BBVA Bancomer SA/Texas
6.50%, 03/10/21(d)	498	525,679
7.25%, 04/22/20(d)	200	210,812
BNP Paribas SA
2.38%, 05/21/20	300	295,350
3.25%, 03/03/23	20	19,762
3.50%, 03/01/23(b)	500	488,830
5.00%, 01/15/21	450	466,753
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	238,583
3.38%, 03/01/23(b)	500	489,295
BOS Funding Ltd.,
3.37%, 06/08/20(d)	200	197,754
BPCE SA
2.25%, 01/27/20	250	246,480
2.75%, 12/02/21	250	243,235
3.00%, 05/22/22(b)	250	243,235
12.50%, (Call 09/30/19)(a)(b)(f)(g)	100	109,418
Branch Banking & Trust Co.,
2.25%, 06/01/20 (Call 05/01/20)	250	245,905
Caixa Economica Federal
3.50%, 11/07/22(c)(d)	200	189,884
4.50%, 10/03/18(d)	150	150,228
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	223	219,876
2.10%, 10/05/20	250	243,750
2.55%, 06/16/22	295	284,997
2.70%, 02/02/21	400	393,232
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	667	651,979
2.50%, 05/12/20 (Call 04/12/20)	533	525,639
3.05%, 03/09/22 (Call 02/09/22)	635	621,182
3.20%, 01/30/23 (Call 12/30/22)	550	534,011
3.45%, 04/30/21 (Call 03/30/21)	250	249,430
4.75%, 07/15/21	330	340,501
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	250	239,793
2.35%, 01/31/20 (Call 12/31/19)	275	271,747
2.65%, 08/08/22 (Call 07/08/22)	250	240,028
CBQ Finance Ltd.,
3.25%, 06/13/21(d)	200	195,430
China CITIC Bank Corp. Ltd.
3.24%, 12/14/20(a)(d)	300	300,246
3.34%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(d)	800	801,488
China CITIC Bank International Ltd.,
6.88%, 06/24/20(d)	205	214,463

87

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
China Construction Bank Asia Corp. Ltd.
3.25%, 07/02/19(d)	$200	$199,728
4.25%, 08/20/24 (Call 08/20/19)(a)(d)(g)	550	550,055
China Construction Bank Corp.,
3.88%, 05/13/25 (Call 05/13/20)(a)(d)(g)	700	694,260
China Development Bank
2.13%, 06/01/21(d)	200	192,162
2.50%, 10/09/20(d)	200	195,788
2.63%, 01/24/22(d)	1,300	1,257,841
China Development Bank Corp./Hong Kong,
1.88%, 11/03/21(d)	200	189,426
China Everbright Bank Co. Ltd./Hong Kong,
2.50%, 03/08/20(d)	200	195,848
CIMB Bank Bhd,
3.26%, 03/15/22(d)	400	391,196
CIT Group Inc.
3.88%, 02/19/19	63	62,687
4.13%, 03/09/21 (Call 02/09/21)	100	100,131
5.00%, 08/15/22	225	229,781
5.38%, 05/15/20	60	61,831
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	244,788
2.13%, 10/20/20 (Call 09/20/20)	500	486,990
CITIC Ltd.
2.80%, 12/14/21(d)	200	192,344
6.38%, 04/10/20(d)	200	208,072
6.80%, 01/17/23(d)	300	331,194
8.63%, (Call 11/22/18),
(5 year CMT + 7.816%)(a)(d)(f)(g)	200	202,808
Citigroup Inc.
2.35%, 08/02/21	200	193,678
2.40%, 02/18/20	670	662,804
2.65%, 10/26/20	625	616,144
2.70%, 03/30/21	575	564,667
2.75%, 04/25/22 (Call 03/25/22)	1,550	1,501,857
2.88%, 07/24/23 (Call 07/24/22)(a)(g)	1,257	1,214,501
2.90%, 12/08/21 (Call 11/08/21)	450	440,338
3.14%, 01/24/23 (Call 01/24/22)(a)(g)	1,150	1,127,402
4.05%, 07/30/22	475	477,864
4.50%, 01/14/22	350	359,789
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	245,788
2.45%, 12/04/19 (Call 11/04/19)	250	247,807
2.55%, 05/13/21 (Call 04/13/21)	500	486,905
Citizens Financial Group Inc.,
2.38%, 07/28/21 (Call 06/28/21)	41	39,517
Comerica Inc.,
3.70%, 07/31/23 (Call 06/30/23)	200	200,204
Commonwealth Bank of Australia
1.75%, 11/07/19(b)	250	245,878
2.00%, 09/06/21(b)	400	382,332
2.25%, 03/10/20(b)	500	492,620
2.50%, 09/18/22(b)(c)	550	526,036
2.75%, 03/10/22(b)	250	243,080
3.45%, 03/16/23(b)	150	148,511
5.00%, 10/15/19(b)	50	51,140
Commonwealth Bank of Australia/New York NY,
2.30%, 03/12/20	250	246,335
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	240,985
3.50%, 06/11/21 (Call 05/11/21)	250	249,375

Security	Par (000)	Value
Cooperatieve Rabobank UA
3.88%, 02/08/22	$400	$405,464
4.50%, 01/11/21	50	51,326
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	550	542,894
2.50%, 01/19/21	750	735,097
2.75%, 01/10/22	250	244,380
2.75%, 01/10/23	650	627,139
3.13%, 04/26/21	250	248,390
Credit Agricole SA/London
3.38%, 01/10/22(b)	250	245,793
3.75%, 04/24/23(b)	250	246,443
Credit Bank of Moscow Via CBOM Finance PLC,
5.88%, 11/07/21(d)	200	197,050
Credit Suisse AG/New York NY
3.00%, 10/29/21	325	321,272
5.40%, 01/14/20	775	796,405
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(g)	250	239,373
3.57%, 01/09/23 (Call 01/09/22)(b)	415	408,555
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(g)	250	250,540
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	600	593,652
3.13%, 12/10/20	950	941,868
3.80%, 09/15/22	250	249,382
3.80%, 06/09/23	300	297,834
Danske Bank A/S,
2.70%, 03/02/22(b)	250	242,223
DBS Group Holdings Ltd.,
3.60%, (Call 09/07/21)(a)(d)(f)(g)	200	192,312
Deutsche Bank AG
3.13%, 01/13/21	925	901,375
3.38%, 05/12/21	500	490,970
4.30%, 05/24/28 (Call 05/24/23)(a)(g)	200	182,142
Deutsche Bank AG/New York NY
2.70%, 07/13/20	100	97,713
3.15%, 01/22/21	150	146,369
3.30%, 11/16/22	250	237,025
3.95%, 02/27/23	300	291,180
4.25%, 10/14/21	300	299,013
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22(d)	400	394,436
Dexia Credit Local SA
2.25%, 02/18/20(b)	250	247,402
2.38%, 09/20/22(b)	1,500	1,450,410
DIB Sukuk Ltd.,
3.66%, 02/14/22(d)	600	590,148
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	750	746,490
3.20%, 08/09/21 (Call 07/09/21)	250	246,770
3.35%, 02/06/23 (Call 01/06/23)	250	243,313
DNB Bank ASA
2.13%, 10/02/20(b)	400	389,016
2.38%, 06/02/21(b)	200	193,616
EI Sukuk Co. Ltd.,
3.54%, 05/31/21(d)	200	199,038
Emirates NBD PJSC,
3.25%, 11/19/19(d)	200	199,942
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	325	313,742
2.88%, 07/27/20 (Call 06/27/20)	200	198,660
3.50%, 03/15/22 (Call 02/15/22)	200	199,620
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,992
2.88%, 10/01/21 (Call 09/01/21)	250	245,830
3.35%, 07/26/21 (Call 06/26/21)	200	199,894

88

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
First Abu Dhabi Bank PJSC
2.25%, 02/11/20(d)	$200	$196,992
5.25%, 12/29/49,
(5 year USD Swap + 3.350%)(a)(d)(f)(g)	200	199,630
First Gulf Bank PJSC,
3.25%, 01/14/19(d)	200	200,226
First Republic Bank/CA,
2.50%, 06/06/22 (Call 05/06/22)	550	528,665
Global Bank Corp.,
4.50%, 10/20/21(d)	200	198,816
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	450	445,851
2.35%, 11/15/21 (Call 11/15/20)	875	844,016
2.55%, 10/23/19	400	397,680
2.60%, 04/23/20 (Call 03/23/20)	675	668,155
2.60%, 12/27/20 (Call 12/27/19)	220	216,632
2.63%, 04/25/21 (Call 03/25/21)	750	734,527
2.75%, 09/15/20 (Call 08/15/20)	470	465,906
2.88%, 02/25/21 (Call 01/25/21)	150	147,960
2.88%, 10/31/22 (Call 10/31/21)(a)(g)	774	755,323
2.91%, 06/05/23 (Call 06/05/22)(a)(g)	780	754,174
2.91%, 07/24/23 (Call 07/24/22)(a)(g)	865	835,175
3.00%, 04/26/22 (Call 04/26/21)	860	840,366
3.20%, 02/23/23 (Call 01/23/23)	875	855,094
3.63%, 01/22/23	60	59,760
5.25%, 07/27/21	962	1,008,195
5.38%, 03/15/20	200	206,868
5.75%, 01/24/22	906	968,532
Series D,
6.00%, 06/15/20	100	104,845
Halyk Savings Bank of Kazakhstan JSC,
7.25%, 01/28/21(d)	200	213,990
HSBC Bank PLC,
4.13%, 08/12/20(b)	250	254,427
HSBC Bank USA N.A.,
4.88%, 08/24/20	250	257,227
HSBC Holdings PLC
2.65%, 01/05/22	1,350	1,308,366
2.95%, 05/25/21	300	295,785
3.03%, 11/22/23 (Call 11/22/22)(a)(g)	200	193,350
3.26%, 03/13/23 (Call 03/13/22)(a)(g)	450	442,323
3.40%, 03/08/21	850	849,252
3.60%, 05/25/23	250	248,902
3.95%, 05/18/24 (Call 05/18/23)(a)(g)	400	399,624
4.00%, 03/30/22	525	533,578
5.10%, 04/05/21	475	495,069
HSBC USA Inc.
2.35%, 03/05/20	300	296,349
2.38%, 11/13/19	350	347,266
2.75%, 08/07/20	400	396,664
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	459	439,621
3.15%, 03/14/21 (Call 02/14/21)	50	49,625
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	264,071
2.88%, 08/20/20 (Call 07/20/20)	250	247,770
3.25%, 05/14/21 (Call 04/14/21)	250	248,650
ICICI Bank Ltd./Dubai
3.13%, 08/12/20(d)	200	196,398
3.25%, 09/09/22(d)	400	383,460
3.50%, 03/18/20(d)	400	397,040
4.80%, 05/22/19(d)	200	202,232
Industrial & Commercial Bank of China (Asia) Ltd.,
5.13%, 11/30/20(d)	200	205,750
Industrial & Commercial Bank of China Ltd.,
2.50%, 06/16/21(d)	200	193,006

Security	Par (000)	Value
Industrial & Commercial Bank of China Ltd./ Hong Kong,
2.88%, 02/21/22(d)	$400	$387,500
Industrial & Commercial Bank of China Ltd./New York NY,
2.96%, 11/08/22	250	241,435
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19(d)	200	196,906
3.29%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(d)	797	800,132
Industrial & Commercial Bank of China Macau Ltd.,
3.88%, 09/10/24, (5 year CMT + 2.250%)(a)(d)(g)	1,200	1,196,856
Industrial Bank Co. Ltd./Hong Kong,
2.00%, 09/21/19(d)	200	196,278
ING Bank NV
2.45%, 03/16/20(b)	400	394,584
2.50%, 10/01/19(b)	200	198,488
2.75%, 03/22/21(b)	250	245,590
ING Groep NV
3.15%, 03/29/22	400	392,888
4.70%, 03/22/28 (Call 03/22/23)(a)(d)(g)	400	398,046
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	232,860
3.38%, 01/12/23(b)	200	186,222
6.50%, 02/24/21(b)	100	104,202
Itau Unibanco Holding SA/Cayman Islands
5.50%, 08/06/22(c)(d)	600	614,820
5.75%, 01/22/21(d)	485	498,095
6.20%, 12/21/21(c)(d)	500	522,540
JPMorgan Chase & Co.
2.20%, 10/22/19	330	327,416
2.25%, 01/23/20 (Call 12/23/19)	975	963,846
2.30%, 08/15/21 (Call 08/15/20)	1,339	1,297,745
2.40%, 06/07/21 (Call 05/07/21)	100	97,476
2.55%, 10/29/20 (Call 09/29/20)	1,810	1,782,235
2.55%, 03/01/21 (Call 02/01/21)	500	490,435
2.75%, 06/23/20 (Call 05/23/20)	770	764,595
2.78%, 04/25/23 (Call 04/25/22)(a)(g)	484	469,243
3.20%, 01/25/23	1,275	1,254,651
3.25%, 09/23/22	525	521,262
3.38%, 05/01/23	600	586,704
3.51%, 06/18/22 (Call 06/18/21)(a)(g)	250	250,177
3.56%, 04/23/24 (Call 04/23/23)(a)(g)	500	494,770
4.25%, 10/15/20	455	464,114
4.35%, 08/15/21	388	398,251
4.40%, 07/22/20	500	511,290
4.50%, 01/24/22	1,590	1,642,168
4.63%, 05/10/21	325	335,517
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	493,045
2.60%, 02/01/21 (Call 02/01/20)(a)(g)	250	247,700
Kasikornbank PCL/Hong Kong,
2.38%, 04/06/22(d)	400	380,156
KEB Hana Bank,
2.50%, 06/12/19(d)	200	198,612
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	239,958
3.38%, 03/07/23	250	247,722
KeyCorp.
2.90%, 09/15/20	265	262,724
5.10%, 03/24/21	196	204,273
KfW
1.25%, 09/30/19	1,025	1,008,856
1.50%, 09/09/19	100	98,791
1.50%, 04/20/20	1,950	1,908,777
1.50%, 06/15/21	470	451,914

89

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.63%, 05/29/20	$1,570	$1,538,066
1.63%, 03/15/21	940	910,334
1.75%, 10/15/19	500	494,680
1.75%, 03/31/20	900	885,411
1.75%, 09/15/21	25	24,116
1.88%, 06/30/20	1,505	1,479,716
1.88%, 11/30/20	750	733,950
1.88%, 12/15/20	300	293,493
2.00%, 11/30/21	275	266,739
2.00%, 09/29/22	140	134,653
2.00%, 10/04/22	1,100	1,057,925
2.13%, 03/07/22	1,465	1,423,819
2.13%, 06/15/22	628	608,746
2.13%, 01/17/23	970	935,303
2.38%, 08/25/21	38	37,394
2.38%, 12/29/22	2,014	1,963,529
2.63%, 04/12/21	1,050	1,042,797
2.63%, 01/25/22(c)	305	301,816
2.75%, 09/08/20	275	274,648
2.75%, 10/01/20	555	554,029
4.00%, 01/27/20	700	712,810
Kookmin Bank,
2.25%, 02/03/21(d)	300	290,049
Korea Development Bank (The)
1.38%, 09/12/19	200	196,254
2.25%, 05/18/20	200	196,126
3.00%, 03/17/19	200	199,982
3.00%, 09/14/22	420	408,895
3.02%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	300	299,832
4.63%, 11/16/21	450	463,851
Krung Thai Bank PCL/Cayman Islands,
5.20%, 12/26/24 (Call 12/26/19)(a)(d)(g)	200	202,320
Landeskreditbank Baden-Wuerttemberg Foerderbank,
1.38%, 07/21/21(d)	500	477,145
Landwirtschaftliche Rentenbank
1.63%, 08/18/20(d)	200	195,258
1.88%, 01/22/20(d)	700	691,376
2.25%, 10/01/21	120	117,479
2.38%, 03/24/21(d)	500	493,285
Series 29,
1.38%, 10/23/19	400	393,656
Series 36,
2.00%, 12/06/21	125	121,186
Lloyds Bank PLC
2.70%, 08/17/20	250	247,090
3.30%, 05/07/21	200	199,488
5.80%, 01/13/20(b)	100	103,578
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(g)	1,025	980,771
3.00%, 01/11/22	325	317,795
3.10%, 07/06/21	300	296,103
M&T Bank Corp.,
3.55%, 07/26/23 (Call 06/26/23)	125	124,879
Macquarie Bank Ltd.,
2.85%, 07/29/20(b)	250	246,875
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(g)	250	238,930
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(g)	200	198,600
6.00%, 01/14/20(b)	140	144,967
Malayan Banking Bhd,
3.91%, 10/29/26 (Call 10/29/21)(a)(d)(g)	200	196,346
Manufacturers & Traders Trust Co.,
2.63%, 01/25/21 (Call 12/25/20)	500	491,380

Security	Par (000)	Value
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$250	$239,888
2.67%, 07/25/22	1,975	1,902,458
2.95%, 03/01/21	259	255,434
3.00%, 02/22/22	52	50,920
3.46%, 03/02/23	500	494,145
Mitsubishi UFJ Trust & Banking Corp.,
2.65%, 10/19/20(b)	250	245,590
Mizuho Bank Ltd.
2.40%, 03/26/20(b)	200	196,978
2.70%, 10/20/20(b)	250	245,620
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	192,046
2.60%, 09/11/22	250	239,205
2.63%, 04/12/21(b)	300	292,722
2.95%, 02/28/22	600	585,186
3.55%, 03/05/23	500	495,310
Morgan Stanley
2.50%, 04/21/21	1,695	1,654,117
2.63%, 11/17/21	760	739,298
2.65%, 01/27/20	675	670,606
2.75%, 05/19/22	1,800	1,745,604
2.80%, 06/16/20	2,440	2,421,529
3.13%, 01/23/23	1,000	977,440
3.75%, 02/25/23	500	499,995
4.10%, 05/22/23	500	502,240
4.88%, 11/01/22	310	321,225
5.50%, 01/26/20	58	59,916
5.50%, 07/24/20	500	520,630
5.50%, 07/28/21	250	264,395
5.75%, 01/25/21	400	421,452
MUFG Americas Holdings Corp.,
2.25%, 02/10/20 (Call 01/10/20)	250	246,573
MUFG Bank Ltd.
2.30%, 03/05/20(b)	652	641,790
2.35%, 09/08/19(b)	200	198,322
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	238,825
2.25%, 01/10/20	250	246,948
2.50%, 01/12/21	250	244,635
2.50%, 05/22/22	500	479,965
2.63%, 07/23/20	350	345,719
2.80%, 01/10/22	250	243,740
3.63%, 06/20/23	500	498,120
National Bank of Canada,
2.15%, 06/12/20 (Call 05/12/20)	250	245,075
National Savings Bank,
8.88%, 09/18/18(d)	200	200,944
NBK SPC Ltd.,
2.75%, 05/30/22(d)	200	192,236
Nederlandse Waterschapsbank NV,
1.63%, 03/04/20(b)	200	196,334
NongHyup Bank,
1.88%, 09/12/21(d)	600	566,070
Nordea Bank AB
2.13%, 05/29/20(b)	600	587,646
2.25%, 05/27/21(b)	300	290,511
2.50%, 09/17/20(b)	200	196,606
4.88%, 01/14/21(b)	200	206,844
4.88%, 05/13/21(b)	250	256,252
Northern Trust Corp.
2.38%, 08/02/22	100	96,416
3.38%, 08/23/21	150	150,660
NRW Bank,
1.75%, 08/17/20(d)	500	488,435

90

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	$250	$244,870
1.50%, 10/21/20	815	790,982
1.75%, 01/24/20	350	344,988
1.88%, 01/20/21	350	341,271
2.38%, 10/01/21	215	210,949
Oversea-Chinese Banking Corp. Ltd.,
4.00%, 10/15/24 (Call 10/15/19),
(5 year USD Swap + 2.203%)(a)(b)(g)	500	501,150
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[h]	250	242,448
2.40%, 10/18/19 (Call 09/18/19)[h]	500	496,760
2.50%, 01/22/21 (Call 12/23/20)[h]	250	245,458
2.63%, 02/17/22 (Call 01/18/22)[h]	850	827,381
2.70%, 11/01/22 (Call 10/01/22)[h]	350	336,910
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[h]	100	102,193
5.13%, 02/08/20[h]	400	411,904
QNB Finance Ltd.
2.75%, 10/31/18(d)	200	199,754
2.88%, 04/29/20(d)	200	197,526
QNB Finansbank AS/Turkey,
4.88%, 05/19/22(d)	400	368,216
Rakfunding Cayman Ltd.,
3.25%, 06/24/19(d)	362	360,871
Regions Bank/Birmingham AL,
2.75%, 04/01/21 (Call 03/01/21)	250	245,448
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	160	154,206
3.20%, 02/08/21 (Call 01/08/21)	300	298,428
Royal Bank of Canada
2.13%, 03/02/20	200	197,006
2.15%, 10/26/20	750	733,470
2.30%, 03/22/21	90	87,986
2.35%, 10/30/20	250	245,300
2.50%, 01/19/21	215	210,926
2.75%, 02/01/22	50	48,978
3.20%, 04/30/21	1,250	1,248,075
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(g)	270	263,423
4.52%, 06/25/24 (Call 06/25/23)(a)(g)	300	301,503
6.13%, 12/15/22	575	607,752
6.40%, 10/21/19	250	258,570
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	100	96,648
3.70%, 03/28/22 (Call 02/28/22)	400	395,820
Santander UK Group Holdings PLC
2.88%, 10/16/20	150	148,043
2.88%, 08/05/21	200	195,232
3.13%, 01/08/21	340	336,440
3.37%, 01/05/24 (Call 01/05/23)(a)(g)	200	193,308
3.57%, 01/10/23 (Call 01/10/22)	200	195,826
Santander UK PLC
2.35%, 09/10/19	150	148,983
2.38%, 03/16/20	300	295,644
3.40%, 06/01/21	250	249,705
Shinhan Bank Co. Ltd.,
3.88%, 12/07/26 (Call 12/07/21),
(5 year CMT + 2.150%)(a)(d)(g)	200	196,820
SIB Sukuk Co. III Ltd.,
3.08%, 09/08/21(d)	250	245,103
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	238,400
2.30%, 03/11/20	250	246,420
2.45%, 05/27/20(b)	250	246,498

Security	Par (000)	Value
2.63%, 11/17/20(b)	$500	$492,155
3.25%, 05/17/21(b)	500	497,640
Skysea International Capital Management Ltd.,
4.88%, 12/07/21(d)	200	206,372
Societe Generale SA
2.50%, 04/08/21(b)	200	194,834
5.20%, 04/15/21(b)	300	312,774
Standard Chartered PLC
2.25%, 04/17/20(b)	200	195,912
3.05%, 01/15/21(b)	710	699,911
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(g)	400	392,792
5.70%, 01/25/22(d)	250	261,232
State Bank of India/London
3.25%, 01/24/22(d)	240	233,345
3.62%, 04/17/19(d)	200	200,060
State Savings Bank of Ukraine Via SSB #1 PLC,
9.38%, 03/10/23(d)(i)	500	513,095
State Street Corp.
1.95%, 05/19/21	204	197,264
2.55%, 08/18/20	335	331,811
2.65%, 05/15/23 (Call 05/15/22)(a)(g)	350	340,189
4.38%, 03/07/21	102	104,944
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	500	494,680
2.65%, 07/23/20	250	246,435
3.20%, 07/18/22	500	492,265
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	600	574,998
2.44%, 10/19/21	275	265,499
2.78%, 07/12/22	500	483,345
2.78%, 10/18/22	380	366,043
2.85%, 01/11/22	249	242,536
2.93%, 03/09/21	308	303,925
3.10%, 01/17/23	275	267,660
3.75%, 07/19/23	200	200,054
Suncorp-Metway Ltd.,
2.38%, 11/09/20(b)	250	243,935
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	25	24,692
2.45%, 08/01/22 (Call 07/01/22)	625	600,306
3.50%, 08/02/22 (Call 08/02/21)(a)(g)	100	99,966
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	655	636,509
2.90%, 03/03/21 (Call 02/03/21)	675	667,271
Svenska Handelsbanken AB
1.88%, 09/07/21	250	238,583
1.95%, 09/08/20	100	97,319
2.40%, 10/01/20	750	735,345
3.35%, 05/24/21	415	414,502
5.13%, 03/30/20(b)	100	103,097
Swedbank AB,
2.65%, 03/10/21(b)	250	245,633
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	300	286,734
3.65%, 05/24/21 (Call 04/24/21)	250	247,502
Synovus Financial Corp.,
3.13%, 11/01/22 (Call 10/01/22)	245	234,220
TC Ziraat Bankasi AS,
5.13%, 05/03/22(d)	200	181,824
Toronto-Dominion Bank (The)
1.45%, 08/13/19	175	172,641
1.80%, 07/13/21	446	427,870
1.85%, 09/11/20	500	486,335
1.90%, 10/24/19	750	741,037

91

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.13%, 04/07/21	$210	$203,912
2.50%, 12/14/20	225	221,283
2.55%, 01/25/21	250	245,828
3.00%, 06/11/20	500	499,195
3.25%, 06/11/21	100	99,902
3.50%, 07/19/23	1,050	1,048,110
Turkiye Garanti Bankasi AS
4.75%, 10/17/19(d)	200	197,936
6.13%, 05/24/27 (Call 05/24/22)(a)(d)(g)	600	477,576
Turkiye Halk Bankasi AS,
5.00%, 07/13/21(d)	200	170,154
Turkiye Is Bankasi AS
5.00%, 04/30/20(d)	200	193,010
5.38%, 10/06/21(d)	200	184,612
5.50%, 04/21/22(d)	400	364,428
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(d)	200	174,172
6.00%, 11/01/22(d)	200	162,146
6.88%, 02/03/25 (Call 02/03/20)(a)(d)(g)	200	165,632
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	102	99,933
2.95%, 07/15/22 (Call 06/15/22)	210	205,309
3.00%, 03/15/22 (Call 02/15/22)	195	192,720
4.13%, 05/24/21 (Call 04/23/21)	112	114,725
Series V,
2.63%, 01/24/22 (Call 12/23/21)	585	571,334
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	500	492,525
2.35%, 01/23/20 (Call 12/23/19)	300	297,015
2.85%, 01/23/23 (Call 12/23/22)	250	244,020
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(b)	750	735,187
2.45%, 12/01/20 (Call 11/01/20)(b)	300	293,430
UBS AG/Stamford CT
2.35%, 03/26/20	250	247,038
2.38%, 08/14/19	500	497,190
UBS Group Funding Switzerland AG
2.65%, 02/01/22(b)	250	241,358
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(g)	450	432,292
2.95%, 09/24/20(b)	750	742,635
3.00%, 04/15/21(b)	250	246,800
3.49%, 05/23/23 (Call 05/23/22)(b)	300	294,942
UniCredit SpA,
3.75%, 04/12/22(b)	250	239,955
United Overseas Bank Ltd.
2.50%, 03/18/20(d)	200	197,584
2.88%, 03/08/27 (Call 03/08/22),
(5 year USD Swap + 1.654%)(a)(d)(g)	400	382,012
3.50%, 09/16/26 (Call 09/16/21)(a)(d)(g)	600	588,174
3.75%, 09/19/24 (Call 09/19/19),
(5 year USD Swap + 1.995%)(a)(d)(g)	400	399,724
Wells Fargo & Co.
2.10%, 07/26/21	585	564,098
2.50%, 03/04/21	645	631,216
2.55%, 12/07/20	625	614,600
2.60%, 07/22/20	560	553,885
2.63%, 07/22/22	880	848,540
3.00%, 01/22/21	100	99,308
3.07%, 01/24/23 (Call 01/24/22)	2,100	2,049,558
3.50%, 03/08/22	1,125	1,124,122
4.60%, 04/01/21	460	474,071
Series N,
2.15%, 01/30/20	346	341,132

Security	Par (000)	Value
Wells Fargo Bank N.A.
2.15%, 12/06/19	$250	$247,292
2.40%, 01/15/20	500	495,125
2.60%, 01/15/21	550	540,529
Westpac Banking Corp.
1.60%, 08/19/19	350	345,905
2.00%, 08/19/21	250	239,460
2.10%, 05/13/21	250	241,353
2.15%, 03/06/20	300	295,356
2.50%, 06/28/22	425	408,127
2.60%, 11/23/20	1,300	1,280,877
2.65%, 01/25/21	50	49,153
2.75%, 01/11/23	500	482,545
2.80%, 01/11/22	150	146,421
3.65%, 05/15/23	250	250,012
4.88%, 11/19/19	150	153,582
Woori Bank
2.63%, 07/22/20(d)	500	490,830
5.25%, (Call 05/16/22),
(5 year CMT + 3.347%)(a)(d)(f)(g)	200	194,522
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	400	331,984
5.75%, 02/24/22(d)	200	182,034

		235,189,818
BEVERAGES — 0.6%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	50	48,271
2.65%, 02/01/21 (Call 01/01/21)	4,040	3,988,288
3.30%, 02/01/23 (Call 12/01/22)	1,465	1,454,481
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	85	82,229
3.75%, 01/15/22	400	405,420
6.88%, 11/15/19	50	52,383
Beverages & More Inc.,
11.50%, 06/15/22 (Call 06/15/19)(b)	35	27,953
Coca-Cola Co. (The)
1.55%, 09/01/21	600	573,876
1.88%, 10/27/20	370	361,890
2.20%, 05/25/22	535	517,388
3.15%, 11/15/20	100	100,473
3.30%, 09/01/21	155	156,299
Constellation Brands Inc.
2.00%, 11/07/19	11	10,854
2.25%, 11/06/20	61	59,556
2.70%, 05/09/22 (Call 04/09/22)	264	255,494
3.20%, 02/15/23 (Call 01/15/23)(c)	200	195,336
3.75%, 05/01/21	160	161,219
3.88%, 11/15/19	60	60,589
4.25%, 05/01/23	250	255,015
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	300	289,929
3.00%, 05/18/20	200	199,800
Diageo Investment Corp.,
2.88%, 05/11/22	250	246,155
Keurig Dr Pepper Inc.
3.55%, 05/25/21(b)	305	305,988
4.06%, 05/25/23 (Call 04/25/23)(b)	305	306,674
Molson Coors Brewing Co.,
2.10%, 07/15/21 (Call 06/15/21)	430	413,024
PepsiCo Inc.
1.35%, 10/04/19	230	226,467
1.70%, 10/06/21 (Call 09/06/21)	75	71,918
1.85%, 04/30/20 (Call 03/30/20)	250	245,672

92

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.15%, 10/14/20 (Call 09/14/20)	$475	$466,987
2.25%, 05/02/22 (Call 04/02/22)	281	271,598
2.75%, 03/05/22	125	123,594
3.00%, 08/25/21	252	252,071
3.10%, 07/17/22 (Call 05/17/22)	240	239,789
3.13%, 11/01/20	50	50,174
4.50%, 01/15/20	150	153,598
Pernod Ricard SA,
4.45%, 01/15/22(b)	400	409,912

		13,040,364
BIOTECHNOLOGY — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	345	330,300
2.13%, 05/01/20 (Call 04/01/20)	230	226,219
2.20%, 05/11/20	75	73,836
2.65%, 05/11/22 (Call 04/11/22)	210	204,156
3.45%, 10/01/20	100	100,654
3.88%, 11/15/21 (Call 08/15/21)	290	294,721
4.10%, 06/15/21 (Call 03/15/21)	135	137,836
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	165	163,371
3.60%, 06/23/22 (Call 04/23/22)	72	71,272
Biogen Inc.,
2.90%, 09/15/20	525	522,811
Bio-Rad Laboratories Inc.,
4.88%, 12/15/20	305	313,647
Celgene Corp.
2.25%, 08/15/21	360	347,202
2.88%, 08/15/20	925	918,654
3.25%, 08/15/22	250	245,657
3.25%, 02/20/23 (Call 01/20/23)	250	244,540
3.55%, 08/15/22	231	229,912
Concordia International Corp.,
9.00%, 04/01/22 (Call 10/01/19)(b)	25	22,451
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	175	166,807
2.55%, 09/01/20	2,389	2,363,438
3.25%, 09/01/22 (Call 07/01/22)	75	74,624
4.40%, 12/01/21 (Call 09/01/21)	354	365,215
4.50%, 04/01/21 (Call 01/01/21)	175	180,371
Sotera Health Topco Inc. (8.88% PIK),
8.13%, 11/01/21 (Call 08/31/18)(b)(e)	95	96,219

		7,693,913
BUILDING MATERIALS — 0.0%
CPG Merger Sub LLC,
8.00%, 10/01/21 (Call 08/31/18)(b)	50	50,750
Griffon Corp.,
5.25%, 03/01/22 (Call 08/31/18)	225	219,053
Johnson Controls International PLC,
5.00%, 03/30/20	75	77,050
Masco Corp.,
3.50%, 04/01/21 (Call 03/01/21)	40	39,852
Masonite International Corp.,
5.63%, 03/15/23 (Call 08/31/18)(b)	150	153,283
Norbord Inc.
5.38%, 12/01/20(b)	40	40,874
6.25%, 04/15/23 (Call 01/15/23)(b)	50	52,174
Omnimax International Inc.,
12.00%, 08/15/20 (Call 08/16/18)(b)	100	104,877
Standard Industries Inc./NJ,
5.50%, 02/15/23 (Call 02/15/19)(b)	150	152,961
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 08/16/18)	150	152,619
8.50%, 04/15/22 (Call 04/15/19)	50	53,750

		1,097,243

Security	Par (000)	Value
CHEMICALS — 0.8%
Air Liquide Finance SA,
1.75%, 09/27/21 (Call 08/27/21)(b)	$300	$286,098
Air Products & Chemicals Inc.,
3.00%, 11/03/21	275	273,116
Ashland LLC,
4.75%, 08/15/22 (Call 05/15/22)	250	252,312
Bluestar Finance Holdings Ltd.,
4.38%, 06/11/20(d)	200	200,786
Braskem Finance Ltd.,
5.75%, 04/15/21(d)	400	414,896
Celanese U.S. Holdings LLC
4.63%, 11/15/22	66	67,538
5.88%, 06/15/21	50	52,730
CF Industries Inc.
3.40%, 12/01/21(b)	50	49,050
3.45%, 06/01/23	50	47,901
7.13%, 05/01/20	149	157,459
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
3.30%, 05/01/23 (Call 04/01/23)(b)	160	158,106
CNAC HK Finbridge Co. Ltd.
3.00%, 07/19/20(d)	200	196,140
3.50%, 07/19/22(d)	1,200	1,159,440
4.63%, 03/14/23(d)	700	703,458
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 06/15/23 (Call 06/15/19)(b)	150	159,595
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	165	160,971
4.13%, 11/15/21 (Call 08/15/21)	595	606,002
4.25%, 11/15/20 (Call 08/15/20)	255	259,827
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	475	472,031
3.60%, 08/15/22 (Call 05/15/22)	100	99,914
EI du Pont de Nemours & Co.
2.20%, 05/01/20	429	422,767
2.80%, 02/15/23	125	121,570
3.63%, 01/15/21	300	303,774
4.63%, 01/15/20	250	255,867
Equate Petrochemical BV,
3.00%, 03/03/22(d)	200	192,884
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd.,
3.80%, 04/12/20(d)	200	198,092
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	325	306,517
10.00%, 04/15/20 (Call 08/31/18)	50	49,954
10.38%, 02/01/22 (Call 02/01/19)(b)	140	137,665
13.75%, 02/01/22 (Call 02/01/19)(b)	75	67,476
Hexion Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20 (Call 08/31/18)	125	106,426
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	125	127,216
5.13%, 11/15/22 (Call 08/15/22)	100	103,204
INVISTA Finance LLC,
4.25%, 10/15/19(b)	175	176,944
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA,
8.38%, 12/01/22 (Call 06/01/19)(b)	75	76,607
LYB International Finance BV,
4.00%, 07/15/23	400	401,444
Mexichem SAB de CV,
4.88%, 09/19/22(d)	200	206,176
Momentive Performance Materials Inc.,
3.88%, 10/24/21 (Call 08/31/18)	100	105,339
Mosaic Co. (The),
3.25%, 11/15/22 (Call 10/15/22)	450	438,039
MPM Escrow LLC,
8.88%, 10/15/20(j)(k)	100	—
Nutrien Ltd.,
3.15%, 10/01/22 (Call 07/01/22)	250	242,585
OCI NV,
6.63%, 04/15/23 (Call 04/15/20)(b)	200	205,478
Olin Corp.,
5.50%, 08/15/22	75	77,699
Perstorp Holding AB,
8.50%, 06/30/21 (Call 11/18/18)(b)	200	209,860

93

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Phosagro OAO via Phosagro Bond Funding DAC,
3.95%, 11/03/21(d)	$200	$195,672
Platform Specialty Products Corp.,
6.50%, 02/01/22 (Call 08/31/18)(b)	250	256,250
PolyOne Corp.,
5.25%, 03/15/23	150	153,088
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	177	175,388
3.20%, 03/15/23 (Call 02/15/23)	20	19,747
PQ Corp.,
6.75%, 11/15/22 (Call 05/15/19)(b)	135	141,657
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	97,535
2.70%, 02/21/23 (Call 11/21/22)	200	194,856
4.50%, 08/15/19	150	152,795
SABIC Capital II BV,
2.63%, 10/03/18(d)	200	199,586
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,000	1,969,380
2.75%, 06/01/22 (Call 05/01/22)	419	406,367
Syngenta Finance NV
3.13%, 03/28/22	278	268,342
3.70%, 04/24/20(b)	350	349,594
3.93%, 04/23/21(b)	250	249,710
4.44%, 04/24/23 (Call 03/24/23)(b)	400	398,756
TPC Group Inc.,
8.75%, 12/15/20 (Call 08/31/18)(b)	175	174,996
WR Grace & Co.-Conn,
5.13%, 10/01/21(b)	175	178,383

		15,893,055
COAL — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/01/21 (Call 11/01/18)	71	72,767
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 04/01/23 (Call 04/01/20)(b)	75	66,994
Korea Resources Corp.,
2.25%, 04/19/21(d)	200	191,264
Murray Energy Corp. (12.00% PIK) ,
12.00%, 04/15/24 (Call 04/15/20)(b)(e)	74	58,123
Natural Resource Partners LP/NRP Finance Corp.,
10.50%, 03/15/22 (Call 03/15/19)	100	107,671
Peabody Energy Corp.,
6.00%, 03/31/22 (Call 03/31/19)(b)	100	102,861

		599,680
COMMERCIAL SERVICES — 0.4%
ACE Cash Express Inc.,
12.00%, 12/15/22 (Call 12/15/19)(b)	50	53,069
Adani Abbot Point Terminal Pty Ltd.,
4.45%, 12/15/22(b)	200	181,618
ADT Corp. (The)
3.50%, 07/15/22	225	213,759
4.13%, 06/15/23	150	141,649
5.25%, 03/15/20	50	50,825
6.25%, 10/15/21	225	235,910
Ahern Rentals Inc.,
7.38%, 05/15/23 (Call 08/31/18)(b)	125	123,215
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/18)	59	59,812
7.88%, 12/01/22 (Call 12/01/18)	242	243,476
8.75%, 12/01/20 (Call 08/31/18)	190	188,199
Automatic Data Processing Inc.,
2.25%, 09/15/20 (Call 08/15/20)	290	285,867
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/18)(b)(c)	225	222,712
5.50%, 04/01/23 (Call 08/31/18)(c)	100	98,634
BakerCorp International Inc.,
8.25%, 06/01/19 (Call 08/31/18)	59	59,180
Block Financial LLC,
4.13%, 10/01/20 (Call 09/01/20)	235	237,002

Security	Par (000)	Value
Cardtronics Inc.,
5.13%, 08/01/22 (Call 08/31/18)	$25	$23,809
DP World Ltd.,
3.25%, 05/18/20(d)	200	198,996
Ecolab Inc.
2.25%, 01/12/20	210	207,392
3.25%, 01/14/23 (Call 11/14/22)	240	238,075
4.35%, 12/08/21	108	111,532
Emeco Pty Ltd.,
Series B,
9.25%, 03/31/22 (Call 03/31/20)	100	106,176
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	105	101,211
3.60%, 08/15/21	50	49,796
ERAC USA Finance LLC
2.35%, 10/15/19(b)	100	99,073
4.50%, 08/16/21(b)	45	46,081
Flexi-Van Leasing Inc.,
10.00%, 02/15/23 (Call 02/15/20)(b)	75	70,207
FTI Consulting Inc.,
6.00%, 11/15/22 (Call 08/31/18)	75	76,836
Great Lakes Dredge & Dock Corp.,
8.00%, 05/15/22 (Call 05/15/20)	75	77,179
Herc Rentals Inc.,
7.50%, 06/01/22 (Call 06/01/19)(b)	214	226,506
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/31/18)	145	143,678
6.25%, 10/15/22 (Call 08/31/18)	125	112,299
7.38%, 01/15/21 (Call 08/31/18)	125	123,440
7.63%, 06/01/22 (Call 06/01/19)(b)	225	219,620
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	175	174,767
5.00%, 11/01/22 (Call 08/01/22)(b)	154	158,702
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
7.88%, 10/01/22 (Call 08/16/18)(b)	50	46,317
Monitronics International Inc.,
9.13%, 04/01/20 (Call 08/31/18)(c)	75	55,918
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	24,432
4.50%, 09/01/22 (Call 06/01/22)	200	206,052
5.50%, 09/01/20	125	130,555
Nielsen Co. Luxembourg Sarl (The),
5.50%, 10/01/21 (Call 08/31/18)(b)	200	199,058
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/18)	145	144,521
5.00%, 04/15/22 (Call 08/31/18)(b)	450	438,300
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(b)	100	107,111
Quad/Graphics Inc.,
7.00%, 05/01/22	70	71,053
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 08/31/18)	75	74,818
6.63%, 11/15/20 (Call 08/31/18)	25	25,000
RR Donnelley & Sons Co.
7.63%, 06/15/20	49	49,927
7.88%, 03/15/21	125	127,884
S&P Global Inc.,
3.30%, 08/14/20 (Call 07/14/20)	35	35,031
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 08/31/18)	15	15,024
5.38%, 01/15/22 (Call 08/31/18)	106	107,234
8.00%, 11/15/21	75	83,317
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary,
7.88%, 06/01/21 (Call 08/31/18)	20	19,550
Syniverse Holdings Inc.,
9.13%, 01/15/19 (Call 08/31/18)	2	1,996

94

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	$100	$99,088
3.80%, 04/01/21 (Call 03/01/21)	85	85,433
4.00%, 06/01/23 (Call 05/01/23)	150	150,643
United Rentals North America Inc.,
4.63%, 07/15/23 (Call 08/31/18)	200	200,674
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	260	257,130
4.25%, 06/09/23 (Call 05/09/23)	50	49,690
WEX Inc.,
4.75%, 02/01/23 (Call 08/31/18)(b)	75	75,379

		7,841,437
COMPUTERS — 0.7%
Apple Inc.
1.50%, 09/12/19	12	11,854
1.55%, 02/07/20	200	196,460
1.55%, 08/04/21 (Call 07/04/21)	225	215,809
1.90%, 02/07/20	390	385,176
2.00%, 05/06/20	385	379,849
2.00%, 11/13/20	150	147,324
2.10%, 09/12/22 (Call 08/12/22)	270	258,973
2.15%, 02/09/22	50	48,458
2.25%, 02/23/21 (Call 01/23/21)	945	928,500
2.30%, 05/11/22 (Call 04/11/22)	350	339,819
2.40%, 01/13/23 (Call 12/13/22)	1,210	1,171,244
2.40%, 05/03/23	300	289,527
2.50%, 02/09/22 (Call 01/09/22)	310	304,463
2.70%, 05/13/22	25	24,617
2.85%, 05/06/21	905	902,502
2.85%, 02/23/23 (Call 12/23/22)	25	24,660
Dell Inc.,
4.63%, 04/01/21	75	75,941
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	2,015	2,045,769
5.45%, 06/15/23 (Call 04/15/23)(b)	800	839,920
5.88%, 06/15/21 (Call 08/16/18)(b)	375	383,565
DynCorp International Inc. (11.88% PIK),
11.88%, 11/30/20 (Call 08/31/18)(e)	46	48,159
EMC Corp.
2.65%, 06/01/20	450	438,277
3.38%, 06/01/23 (Call 03/01/23)	200	186,524
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(b)	200	206,350
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 08/31/18)(b)	100	98,678
8.38%, 08/15/22 (Call 02/15/19)(b)	175	167,319
9.25%, 03/01/21 (Call 08/31/18)(b)	150	141,051
Hewlett Packard Enterprise Co.
2.10%, 10/04/19(b)	150	148,308
3.60%, 10/15/20 (Call 09/15/20)	479	481,797
4.40%, 10/15/22 (Call 08/15/22)	1,170	1,198,092
HP Inc.
3.75%, 12/01/20	40	40,340
4.05%, 09/15/22	120	121,614
IBM Credit LLC
1.80%, 01/20/21	200	193,788
2.20%, 09/08/22	100	95,514
3.00%, 02/06/23	200	197,152
International Business Machines Corp.
1.63%, 05/15/20	235	229,809
1.88%, 08/01/22	350	331,177
2.25%, 02/19/21	100	97,844

Security	Par (000)	Value
2.50%, 01/27/22	$200	$195,222
Leidos Holdings Inc.,
4.45%, 12/01/20 (Call 09/01/20)	100	101,335
Lenovo Group Ltd.,
3.88%, 03/16/22(d)	400	372,068
Lenovo Perpetual Securities Ltd.,
5.38%, (Call 03/16/22), (5 year CMT + 6.257%)(a)(d)(f)(g)	200	176,622
NCR Corp.
4.63%, 02/15/21 (Call 08/31/18)	100	98,805
5.00%, 07/15/22 (Call 08/31/18)	125	123,480
5.88%, 12/15/21 (Call 08/31/18)	100	101,565
Seagate HDD Cayman,
4.25%, 03/01/22 (Call 02/01/22)	400	399,140
Sungard Availability Services Capital Inc.,
8.75%, 04/01/22 (Call 04/01/19)(b)(c)	50	25,017

		14,989,477
COSMETICS & PERSONAL CARE — 0.2%
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(b)	125	124,025
Avon Products Inc.
6.60%, 03/15/20	75	73,776
7.00%, 03/15/23	100	82,470
Colgate-Palmolive Co.,
2.25%, 11/15/22	75	72,454
Edgewell Personal Care Co.
4.70%, 05/19/21	125	125,462
4.70%, 05/24/22	125	123,198
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	182,675
1.80%, 02/07/20	215	211,339
First Quality Finance Co. Inc.,
4.63%, 05/15/21 (Call 08/31/18)(b)	125	122,425
Procter & Gamble Co. (The)
1.70%, 11/03/21	130	124,924
1.85%, 02/02/21	100	97,467
1.90%, 11/01/19	450	445,387
2.15%, 08/11/22	320	308,522
2.30%, 02/06/22	390	379,275
Revlon Consumer Products Corp.,
5.75%, 02/15/21 (Call 08/31/18)(c)	125	96,350
Unilever Capital Corp.
1.38%, 07/28/21	150	142,344
1.80%, 05/05/20	140	137,183
2.10%, 07/30/20	100	98,181
2.20%, 05/05/22 (Call 04/05/22)	450	432,508
4.25%, 02/10/21	100	102,663

		3,482,628
DISTRIBUTION & WHOLESALE — 0.0%
American Tire Distributors Inc.,
10.25%, 03/01/22 (Call 08/31/18)(b)	210	86,398
Global Partners LP/GLP Finance Corp.,
6.25%, 07/15/22 (Call 08/31/18)	75	72,830
LKQ Corp.,
4.75%, 05/15/23 (Call 08/31/18)	125	125,260
Sinochem International Development Pte Ltd.,
3.13%, 07/25/22(d)	200	192,430

		476,918
DIVERSIFIED FINANCIAL SERVICES — 1.8%
ABCL Glory Capital Ltd.,
2.50%, 06/21/21(d)	750	725,047
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	150	147,071
4.25%, 07/01/20	250	252,665
4.50%, 05/15/21	300	305,067
4.63%, 10/30/20	175	178,425

95

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
AIG Global Funding,
2.70%, 12/15/21(b)	$25	$24,336
Air Lease Corp.
2.13%, 01/15/20	195	191,527
2.50%, 03/01/21	135	131,433
2.63%, 07/01/22 (Call 06/01/22)	660	632,135
2.75%, 01/15/23 (Call 12/15/22)	83	78,889
3.75%, 02/01/22 (Call 12/01/21)	50	50,011
3.88%, 04/01/21 (Call 03/01/21)	50	50,286
3.88%, 07/03/23 (Call 06/03/23)	500	495,475
Aircastle Ltd.
5.00%, 04/01/23	100	101,802
5.13%, 03/15/21	150	153,826
5.50%, 02/15/22	220	228,364
6.25%, 12/01/19	100	103,218
7.63%, 04/15/20	50	53,059
Airvessel Finance Holding Ltd.,
3.25%, 08/11/19(d)	200	199,262
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 08/31/18)(b)	175	175,472
5.88%, 11/01/21 (Call 11/01/18)(b)	75	76,428
Ally Financial Inc.
3.50%, 01/27/19	25	25,029
3.75%, 11/18/19	150	150,192
4.13%, 03/30/20	175	176,050
4.13%, 02/13/22	150	148,545
4.25%, 04/15/21	150	150,579
4.63%, 05/19/22	100	100,543
4.75%, 09/10/18	50	50,081
7.50%, 09/15/20	100	107,272
8.00%, 03/15/20	108	115,103
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	2,622	2,566,335
2.65%, 12/02/22	150	144,330
3.38%, 05/17/21 (Call 04/17/21)	25	25,032
3.40%, 02/27/23 (Call 01/27/23)	520	515,065
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	235	231,524
2.20%, 03/03/20 (Call 02/01/20)	100	98,710
2.25%, 08/15/19	275	273,650
2.25%, 05/05/21 (Call 04/04/21)	685	667,176
2.38%, 05/26/20 (Call 04/25/20)	444	437,913
2.70%, 03/03/22 (Call 01/31/22)	510	497,964
Series F,
2.60%, 09/14/20 (Call 08/14/20)	375	370,725
Ameriprise Financial Inc.,
5.30%, 03/15/20	205	211,958
Azure Nova International Finance Ltd.
2.63%, 11/01/21(d)	400	381,052
3.50%, 03/21/22(d)	200	194,850
Azure Orbit III International Finance Ltd.,
2.63%, 03/21/21(d)	200	193,774
Azure Orbit IV International Finance Ltd.,
3.75%, 01/25/23(d)	200	194,116
Banco BTG Pactual SA/Cayman Islands,
4.00%, 01/16/20(d)	450	446,413
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(d)	200	191,078
3.00%, 03/30/20(d)	200	197,914
CCBL Cayman 1 Corp. Ltd.,
2.75%, 05/31/21(d)	200	192,972
CDP Financial Inc.,
4.40%, 11/25/19(b)	250	254,910
Charles Schwab Corp. (The)
3.25%, 05/21/21 (Call 04/21/21)	235	235,362
4.45%, 07/22/20	300	307,674

Security	Par (000)	Value
Charming Light Investments Ltd.,
2.38%, 08/30/21(d)	$400	$379,260
China Cinda Finance 2015 I Ltd.,
3.13%, 04/23/20(d)	200	197,210
China Cinda Finance 2017 I Ltd.,
3.65%, 03/09/22(d)	500	491,710
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(d)	200	190,780
3.13%, 08/31/22(d)	800	765,608
CITIC Securities Finance MTN Co. Ltd.,
3.50%, 10/30/19(d)	200	199,134
CME Group Inc.,
3.00%, 09/15/22	35	34,534
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.,
8.50%, 12/15/22 (Call 06/15/20)(b)	50	50,375
CPPIB Capital Inc.
1.25%, 09/20/19(b)	250	245,907
2.25%, 01/25/22(b)	1,000	972,150
Daiwa Securities Group Inc.,
3.13%, 04/19/22(b)	40	39,122
Discover Financial Services,
5.20%, 04/27/22	25	25,991
E*TRADE Financial Corp.,
2.95%, 08/24/22 (Call 07/24/22)	165	159,801
Enova International Inc.,
9.75%, 06/01/21 (Call 08/31/18)	70	73,562
FBM Finance Inc.,
8.25%, 08/15/21 (Call 08/16/18)(b)	75	78,086
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	3,650	3,574,043
Genpact Luxembourg Sarl,
3.70%, 04/01/22 (Call 03/01/22)	275	267,740
goeasy Ltd.,
7.88%, 11/01/22 (Call 11/01/19)(b)	185	194,339
Haitong International Finance Holdings 2015 Ltd.,
3.50%, 04/21/20(d)	200	197,818
Huarong Finance 2017 Co. Ltd.,
3.75%, 04/27/22(d)	1,200	1,175,904
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/31/18)	300	302,481
6.00%, 08/01/20 (Call 08/31/18)	320	324,602
6.25%, 02/01/22 (Call 02/01/19)	275	280,574
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19(d)	400	392,616
3.00%, 04/05/20(d)	200	197,308
3.20%, 11/10/20(d)	200	196,708
3.38%, 04/05/22(d)	550	534,369
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	175	168,000
2.75%, 12/01/20 (Call 11/01/20)	428	424,259
International Lease Finance Corp.
4.63%, 04/15/21	535	545,877
5.88%, 08/15/22	630	669,438
8.25%, 12/15/20	575	631,965
Inventive Global Investments Ltd.,
2.50%, 09/19/20(d)	400	390,956
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 08/31/18)(b)	200	203,918
7.50%, 04/15/21 (Call 08/31/18)(b)	200	204,154
Jefferies Group LLC
5.13%, 01/20/23	70	72,835
6.88%, 04/15/21	220	236,709
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	140	139,885
5.88%, 08/01/21 (Call 08/31/18)(b)	50	50,846
Lazard Group LLC,
4.25%, 11/14/20	370	376,238
Mastercard Inc.,
2.00%, 11/21/21 (Call 10/21/21)	145	140,257
Nasdaq Inc.,
5.55%, 01/15/20	375	387,757
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	150	147,321
2.30%, 11/15/19 (Call 10/15/19)	105	104,181
2.30%, 11/01/20 (Call 10/01/20)	100	97,869
2.30%, 09/15/22 (Call 08/15/22)	315	302,047

96

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.90%, 03/15/21	$25	$24,788
3.05%, 02/15/22 (Call 11/15/21)	215	213,097
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/18)	112	112,276
6.50%, 06/01/22 (Call 08/31/18)	100	99,546
7.88%, 10/01/20 (Call 08/15/18)	50	51,024
9.63%, 05/01/19 (Call 08/15/18)	35	35,043
Navient Corp.
5.00%, 10/26/20	125	125,016
5.50%, 01/15/19	150	151,398
5.50%, 01/25/23	250	244,885
5.88%, 03/25/21	135	137,095
6.50%, 06/15/22	150	153,034
6.63%, 07/26/21	100	103,243
7.25%, 01/25/22	200	209,088
8.00%, 03/25/20	300	316,590
Nomura Holdings Inc.,
6.70%, 03/04/20	300	314,859
Ocwen Loan Servicing LLC,
8.38%, 11/15/22 (Call 11/15/18)(b)	25	25,577
Oppenheimer Holdings Inc.,
6.75%, 07/01/22 (Call 07/01/19)	25	25,321
ORIX Corp.
2.90%, 07/18/22	30	28,990
3.20%, 01/19/22(d)	200	196,119
Sistema JSFC via Sistema International Funding SA,
6.95%, 05/17/19(d)	200	200,220
Springleaf Finance Corp.
5.25%, 12/15/19	125	127,059
5.63%, 03/15/23	200	200,464
6.00%, 06/01/20	100	103,149
6.13%, 05/15/22	200	205,370
7.75%, 10/01/21	125	134,993
8.25%, 12/15/20	275	298,136
Stearns Holdings LLC,
9.38%, 08/15/20 (Call 08/31/18)(b)	20	20,195
Stifel Financial Corp.,
3.50%, 12/01/20	40	39,823
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	75	74,026
3.00%, 08/15/19 (Call 07/15/19)	518	517,451
3.75%, 08/15/21 (Call 06/15/21)	336	332,274
TD Ameritrade Holding Corp.,
2.95%, 04/01/22 (Call 02/01/22)	200	196,348
TMX Finance LLC/TitleMax Finance Corp.,
11.13%, 04/01/23 (Call 04/01/20)(b)(c)	85	87,309
USAA Capital Corp.,
2.00%, 06/01/21(b)	150	144,597
VFH Parent LLC/Orchestra Co-Issuer Inc.,
6.75%, 06/15/22 (Call 06/15/19)(b)	125	128,594
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	100	95,915
2.20%, 12/14/20 (Call 11/14/20)	1,179	1,158,969
2.80%, 12/14/22 (Call 10/14/22)	300	294,609

		37,970,423
ELECTRIC — 1.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(d)	200	200,020
3.63%, 01/12/23(b)	730	724,554
AEP Texas Inc.,
2.40%, 10/01/22 (Call 09/01/22)	275	263,026
AES Corp./VA
4.00%, 03/15/21	50	50,061
4.50%, 03/15/23 (Call 03/15/20)	100	99,683
4.88%, 05/15/23 (Call 08/31/18)	150	150,703

Security	Par (000)	Value
Alabama Power Co.,
Series 17A,
2.45%, 03/30/22 (Call 02/28/22)	$25	$24,219
Alliant Energy Finance LLC,
3.75%, 06/15/23 (Call 05/15/23)(b)	35	34,981
Ameren Corp.,
2.70%, 11/15/20 (Call 10/15/20)	280	275,946
American Electric Power Co. Inc.,
2.15%, 11/13/20	325	316,771
Ausgrid Finance Pty Ltd.,
3.85%, 05/01/23 (Call 02/01/23)(b)	250	249,045
Baltimore Gas & Electric Co.,
3.50%, 11/15/21 (Call 08/15/21)	8	8,048
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	115	112,327
2.40%, 02/01/20 (Call 01/01/20)	115	113,963
2.80%, 01/15/23 (Call 12/15/22)	183	178,004
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	300	286,236
6.00%, 01/15/22 (Call 08/31/18)(b)	150	152,667
CenterPoint Energy Houston Electric LLC,
1.85%, 06/01/21 (Call 05/01/21)	290	278,765
CenterPoint Energy Inc.,
2.50%, 09/01/22 (Call 08/01/22)	75	72,013
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(d)	600	605,262
6.88%, 07/30/19(d)	100	102,742
China Southern Power Grid International Finance BVI Co. Ltd.,
2.75%, 05/08/22(d)	400	386,448
CLP Power HK Finance Ltd.,
4.25%, (Call 11/07/19)(a)(d)(f)(g)	200	200,440
CMS Energy Corp.,
5.05%, 03/15/22 (Call 12/15/21)	50	52,231
Comision Federal de Electricidad,
4.88%, 05/26/21(d)	200	204,998
Consolidated Edison Inc.,
2.00%, 05/15/21 (Call 04/15/21)	770	743,597
Consumers Energy Co.,
5.65%, 04/15/20	2	2,083
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	106	105,129
2.58%, 07/01/20	650	640,971
4.45%, 03/15/21	250	255,902
Series B,
1.60%, 08/15/19	185	182,360
2.75%, 01/15/22 (Call 12/15/21)	250	243,487
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	20	20,640
7.25%, 10/15/21 (Call 07/15/21)	185	200,451
DTE Energy Co.
1.50%, 10/01/19	255	250,456
Series B,
3.30%, 06/15/22 (Call 04/15/22)	60	59,240
Dubai Electricity & Water Authority,
7.38%, 10/21/20(b)	200	216,496
Duke Energy Carolinas LLC
3.05%, 03/15/23 (Call 02/15/23)	130	128,366
3.90%, 06/15/21 (Call 03/15/21)	200	203,824
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	927	886,277
3.05%, 08/15/22 (Call 05/15/22)	50	49,130
3.55%, 09/15/21 (Call 06/15/21)	555	558,052
5.05%, 09/15/19	75	76,626
Duquesne Light Holdings Inc.,
6.40%, 09/15/20(b)	500	526,725
Edison International
2.13%, 04/15/20	50	49,000
2.40%, 09/15/22 (Call 08/15/22)	440	416,975
2.95%, 03/15/23 (Call 01/15/23)	27	25,932
EDP Finance BV,
4.90%, 10/01/19(b)	100	101,687

97

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)(b)	$1,275	$1,252,662
4.60%, 01/27/20(b)	750	764,745
Emera U.S. Finance LP,
2.70%, 06/15/21 (Call 05/15/21)	50	48,765
EnBW Energie Baden-Wuerttemberg AG,
5.13%, 04/05/77 (Call 04/05/22)(a)(d)(g)	500	504,590
Enel Finance International NV
2.75%, 04/06/23(b)	300	283,284
2.88%, 05/25/22(b)	550	530,178
Engie SA,
2.88%, 10/10/22(b)	135	131,620
Entergy Corp.,
4.00%, 07/15/22 (Call 05/15/22)	200	202,038
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21(d)	600	592,374
Evergy Inc.,
4.85%, 06/01/21 (Call 03/01/21)	140	143,298
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	195,946
Series K,
2.75%, 03/15/22 (Call 02/15/22)	250	243,512
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	97,209
2.85%, 06/15/20 (Call 05/15/20)	375	371,610
3.50%, 06/01/22 (Call 05/01/22)	263	260,265
5.15%, 12/01/20 (Call 09/01/20)	75	77,316
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	991	986,521
3.40%, 03/15/22 (Call 02/15/22)	120	119,186
4.25%, 06/15/22 (Call 03/15/22)	245	250,015
5.20%, 10/01/19	100	102,209
FirstEnergy Corp.
Series A,
2.85%, 07/15/22 (Call 05/15/22)	335	323,972
Series B,
4.25%, 03/15/23 (Call 12/15/22)	200	203,064
Fortis Inc./Canada,
2.10%, 10/04/21 (Call 09/04/21)	190	180,945
Georgia Power Co.
2.00%, 03/30/20	50	49,117
Series C,
2.00%, 09/08/20	205	199,939
IPALCO Enterprises Inc.,
3.45%, 07/15/20 (Call 06/15/20)	125	124,175
Israel Electric Corp. Ltd.,
9.38%, 01/28/20(c)(d)	400	435,064
ITC Holdings Corp.,
2.70%, 11/15/22 (Call 10/15/22)	115	110,593
Korea East-West Power Co. Ltd.,
2.63%, 11/27/18(d)	200	199,624
Korea Hydro & Nuclear Power Co. Ltd.,
3.00%, 09/19/22(b)	600	581,472
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	33	31,819
4.50%, 06/01/21 (Call 03/01/21)	75	76,890
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	65	61,938
2.20%, 08/15/20 (Call 07/15/20)	30	29,507
NRG Energy Inc.,
6.25%, 07/15/22 (Call 08/31/18)	250	258,107
NTPC Ltd.,
4.75%, 10/03/22(d)	200	204,042
NV Energy Inc.,
6.25%, 11/15/20	255	271,195
Oncor Electric Delivery Co. LLC,
7.00%, 09/01/22	225	254,835
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	47,207
3.50%, 10/01/20 (Call 07/01/20)	230	229,393
4.25%, 05/15/21 (Call 02/15/21)	50	50,589
PECO Energy Co.,
1.70%, 09/15/21 (Call 08/15/21)	100	95,158
Perusahaan Listrik Negara PT,
5.50%, 11/22/21(d)	500	522,230
PNM Resources Inc.,
3.25%, 03/09/21	100	99,170
Power Grid Corp. of India Ltd.,
3.88%, 01/17/23(d)	200	196,978
PPL Capital Funding Inc.,
3.50%, 12/01/22 (Call 09/01/22)	500	496,085
Progress Energy Inc.,
3.15%, 04/01/22 (Call 01/01/22)	95	93,565

Security	Par (000)	Value
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	$370	$366,034
3.85%, 06/01/23 (Call 05/01/23)	100	99,694
Public Service Enterprise Group Inc.
1.60%, 11/15/19	105	103,044
2.00%, 11/15/21 (Call 10/15/21)	150	143,250
2.65%, 11/15/22 (Call 10/15/22)	58	55,678
Puget Energy Inc.,
6.00%, 09/01/21	30	31,926
San Diego Gas & Electric Co.,
3.00%, 08/15/21	140	138,898
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	25	24,596
4.75%, 05/15/21 (Call 02/15/21)(c)	150	151,651
Sempra Energy
1.63%, 10/07/19	65	63,788
2.40%, 02/01/20	625	617,269
2.40%, 03/15/20 (Call 02/15/20)	100	98,523
2.88%, 10/01/22 (Call 07/01/22)	50	48,510
Shanghai Electric Power Finance Ltd.,
3.63%, 08/11/20(d)	200	198,372
Southern California Edison Co.,
1.85%, 02/01/22	5	4,449
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	80	79,314
2.35%, 07/01/21 (Call 06/01/21)	985	958,188
2.75%, 06/15/20 (Call 05/15/20)	350	346,818
Series B,
5.50%, 03/15/57 (Call 03/15/22)(a)(g)	50	51,720
Southern Power Co.
Series 15B,
2.38%, 06/01/20 (Call 05/01/20)	445	438,022
Series D,
1.95%, 12/15/19	50	49,216
Series E,
2.50%, 12/15/21 (Call 11/15/21)	250	241,275
SPIC 2016 U.S. dollar Bond Co. Ltd.,
3.00%, 12/06/21(d)	300	292,758
State Grid Overseas Investment 2013 Ltd.,
3.13%, 05/22/23(d)	1,050	1,020,138
State Grid Overseas Investment 2016 Ltd.,
2.75%, 05/04/22(d)	400	386,900
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	125	106,929
9.50%, 07/15/22 (Call 07/15/20)(b)(c)	110	105,875
TECO Finance Inc.,
5.15%, 03/15/20	70	71,760
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 06/02/21(d)	200	193,202
TransAlta Corp.,
4.50%, 11/15/22 (Call 08/15/22)	79	78,080
Virginia Electric & Power Co.,
Series C,
2.75%, 03/15/23 (Call 12/15/22)	127	123,120
Vistra Energy Corp.,
7.38%, 11/01/22 (Call 11/01/18)	375	391,492
WEC Energy Group Inc.,
2.45%, 06/15/20 (Call 05/15/20)	45	44,324
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	97,616
2.60%, 03/15/22 (Call 02/15/22)	50	48,633
4.70%, 05/15/20 (Call 11/15/19)	225	229,417

		31,171,054
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Artesyn Embedded Technologies Inc.,
9.75%, 10/15/20 (Call 08/31/18)(b)	45	43,178
Schneider Electric SE,
2.95%, 09/27/22(b)	25	24,433
WESCO Distribution Inc.,
5.38%, 12/15/21 (Call 08/31/18)	135	137,749

		205,360
ELECTRONICS — 0.2%
Amphenol Corp.
2.20%, 04/01/20	175	172,081
3.13%, 09/15/21 (Call 08/15/21)	75	74,317

98

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corning Inc.,
2.90%, 05/15/22 (Call 03/15/22)	$50	$49,029
Flex Ltd.
4.63%, 02/15/20	75	76,149
5.00%, 02/15/23	175	180,166
Fortive Corp.,
2.35%, 06/15/21 (Call 05/15/21)	196	189,512
Honeywell International Inc.
1.40%, 10/30/19	1,925	1,892,737
1.85%, 11/01/21 (Call 10/01/21)	475	455,924
Ingram Micro Inc.,
5.00%, 08/10/22 (Call 02/10/22)	85	84,131
Jabil Inc.,
4.70%, 09/15/22	155	158,542
PerkinElmer Inc.,
5.00%, 11/15/21 (Call 08/15/21)	70	72,605
Tech Data Corp.,
3.70%, 02/15/22 (Call 01/15/22)	105	103,482
Tsinghua Unic Ltd.,
5.38%, 01/31/23(d)	400	373,916

		3,882,591
ENERGY — ALTERNATE SOURCES — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.,
8.50%, 11/01/21 (Call 11/01/18)	118	122,577
TerraForm Power Operating LLC,
4.25%, 01/31/23 (Call 10/31/22)(b)	100	96,722

		219,299
ENGINEERING & CONSTRUCTION — 0.0%
AECOM Global II LLC/URS Fox US LP,
5.00%, 04/01/22 (Call 01/01/22)	75	75,970
CRCC Yuxiang Ltd.,
3.50%, 05/16/23(d)	200	194,556
Dianjian Haiyu Ltd.,
3.50%, (Call 06/14/22)(a)(d)(f)(g)	400	372,232
Fluor Corp.,
3.38%, 09/15/21	50	49,998
MasTec Inc.,
4.88%, 03/15/23 (Call 08/31/18)	100	97,762
New Enterprise Stone & Lime Co. Inc.,
10.13%, 04/01/22 (Call 04/01/19)(b)	100	106,435
Zachry Holdings Inc.,
7.50%, 02/01/20 (Call 08/31/18)(b)	101	100,561

		997,514
ENTERTAINMENT — 0.1%
Amber Treasure Ventures Ltd.,
3.00%, 05/25/20 (Call 11/25/18)(d)	200	195,598
AMC Entertainment Holdings Inc.,
5.88%, 02/15/22 (Call 08/31/18)(c)	100	101,769
CCM Merger Inc.,
6.00%, 03/15/22 (Call 03/15/19)(b)	33	33,553
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/18)	150	148,054
5.13%, 12/15/22 (Call 08/31/18)	125	125,956
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 02/15/23 (Call 02/15/20)(b)	50	50,047
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	50	50,814
4.88%, 11/01/20 (Call 08/01/20)	225	228,724
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(b)	200	204,246
6.25%, 02/15/22 (Call 08/15/21)(b)	200	206,952
Live Nation Entertainment Inc.,
5.38%, 06/15/22 (Call 08/31/18)(b)	75	76,355
National CineMedia LLC,
6.00%, 04/15/22 (Call 08/31/18)	100	101,816
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 08/15/21 (Call 08/31/18)(b)	175	173,850
Scientific Games International Inc.
6.25%, 09/01/20 (Call 08/31/18)	59	58,995
6.63%, 05/15/21 (Call 08/31/18)	125	126,639
10.00%, 12/01/22 (Call 12/01/18)	400	427,132
WMG Acquisition Corp.,
5.63%, 04/15/22 (Call 08/31/18)(b)	100	101,952

		2,412,452

Security	Par (000)	Value
ENVIRONMENTAL CONTROL — 0.1%
Clean Harbors Inc.,
5.13%, 06/01/21 (Call 08/31/18)	$150	$150,636
Covanta Holding Corp.,
6.38%, 10/01/22 (Call 08/31/18)	120	122,801
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	110	102,536
5.63%, 05/01/22 (Call 05/01/19)(b)	100	95,309
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	200	200,562
5.50%, 09/15/19	250	256,755
Tervita Escrow Corp.,
7.63%, 12/01/21 (Call 12/01/18)(b)(k)	50	51,636
Waste Management Inc.,
4.75%, 06/30/20	250	257,787

		1,238,022
FOOD — 0.5%
B&G Foods Inc.,
4.63%, 06/01/21 (Call 08/31/18)	150	148,640
C&S Group Enterprises LLC,
5.38%, 07/15/22 (Call 08/31/18)(b)(c)	50	49,421
Campbell Soup Co.
2.50%, 08/02/22	100	94,878
3.65%, 03/15/23 (Call 02/15/23)	350	342,755
Cencosud SA,
4.88%, 01/20/23(b)	200	202,362
Danone SA,
2.08%, 11/02/21 (Call 10/02/21)(b)	250	238,785
Darling Ingredients Inc.,
5.38%, 01/15/22 (Call 08/31/18)	150	152,314
Dean Foods Co.,
6.50%, 03/15/23 (Call 08/31/18)(b)(c)	150	146,865
Fresh Market Inc. (The),
9.75%, 05/01/23 (Call 05/01/19)(b)	150	106,314
General Mills Inc.
2.20%, 10/21/19	300	296,772
2.60%, 10/12/22 (Call 09/12/22)	100	96,121
3.15%, 12/15/21 (Call 09/15/21)	185	182,848
Grupo Bimbo SAB de CV,
4.50%, 01/25/22(d)	400	410,060
Health and Happiness H&H International Holdings Ltd.,
7.25%, 06/21/21 (Call 08/30/18)(d)	400	408,080
Hershey Co. (The)
3.10%, 05/15/21	50	50,095
3.38%, 05/15/23 (Call 04/15/23)	50	50,092
4.13%, 12/01/20	25	25,575
JBS Investments GmbH,
7.75%, 10/28/20 (Call 08/30/18)(d)	500	513,105
JBS USA LUX SA/JBS USA Finance Inc.,
7.25%, 06/01/21 (Call 08/31/18)(b)	228	230,319
JM Smucker Co. (The)
2.20%, 12/06/19	100	98,869
2.50%, 03/15/20	100	99,038
KeHE Distributors LLC/KeHE Finance Corp.,
7.63%, 08/15/21 (Call 08/31/18)(b)	25	24,285
Kellogg Co.
3.25%, 05/14/21	80	79,896
4.00%, 12/15/20	195	199,233
4.15%, 11/15/19	50	50,696
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	375	372,056
3.38%, 06/15/21	250	250,327
3.50%, 06/06/22	540	536,857
3.50%, 07/15/22 (Call 05/15/22)	300	298,185
4.00%, 06/15/23 (Call 05/15/23)	250	250,730
5.38%, 02/10/20	195	201,634
Kroger Co. (The)
1.50%, 09/30/19	100	98,135
2.60%, 02/01/21 (Call 01/01/21)	350	343,098
3.30%, 01/15/21 (Call 12/15/20)	100	99,741
McCormick & Co. Inc./MD,
2.70%, 08/15/22 (Call 07/15/22)	277	267,673

99

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (Call 09/28/19)(b)	$200	$196,582
2.00%, 10/28/21 (Call 09/28/21)(b)	250	238,550
Mondelez International Inc.
3.00%, 05/07/20	50	49,897
3.63%, 05/07/23 (Call 04/07/23)	250	248,635
Nestle Holdings Inc.
1.38%, 07/13/21(d)	150	143,003
2.38%, 11/17/22(d)	40	38,714
Safeway Inc.,
5.00%, 08/15/19	68	68,452
Smithfield Foods Inc.,
2.65%, 10/03/21 (Call 09/03/21)(b)	100	95,298
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/18)(c)	110	112,114
7.75%, 11/15/22 (Call 11/15/18)	75	77,783
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	30	29,322
2.60%, 10/01/20 (Call 09/01/20)	300	296,421
2.60%, 06/12/22	25	24,180
TreeHouse Foods Inc.,
4.88%, 03/15/22 (Call 08/31/18)	100	100,218
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	95	91,539
2.65%, 08/15/19 (Call 07/15/19)	475	473,005
4.50%, 06/15/22 (Call 03/15/22)	150	154,999
Wm Wrigley Jr Co.,
3.38%, 10/21/20 (Call 09/21/20)(b)	200	200,238
Woolworths Group Ltd.,
4.00%, 09/22/20(b)	150	151,104

		9,805,908
FOREST PRODUCTS & PAPER — 0.0%
Cascades Inc.,
5.50%, 07/15/22 (Call 08/31/18)(b)	106	105,245
Clearwater Paper Corp.,
4.50%, 02/01/23 (Call 08/31/18)	75	69,311
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)(b)	168	166,800
3.16%, 11/15/21 (Call 09/15/21)(b)	50	49,505
3.73%, 07/15/23 (Call 04/15/23)(b)	200	200,610
5.40%, 11/01/20(b)	75	78,344
PH Glatfelter Co.,
5.38%, 10/15/20 (Call 08/31/18)	12	12,062
Resolute Forest Products Inc.,
5.88%, 05/15/23 (Call 08/31/18)	150	153,901

		835,778
GAS — 0.1%
Beijing Gas Singapore Capital Corp.,
2.75%, 05/31/22(d)	300	284,502
British Transco International Finance BV,
0.00% 11/04/21(d)(l)	250	222,190
CenterPoint Energy Resources Corp.,
3.55%, 04/01/23 (Call 03/01/23)	100	98,920
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	49,568
2.80%, 11/15/20 (Call 10/15/20)	195	192,479
Korea Gas Corp.,
1.88%, 07/18/21(d)	200	189,986
LBC Tank Terminals Holding Netherlands BV,
6.88%, 05/15/23 (Call 08/31/18)(b)	200	199,846
NGL Energy Partners LP/NGL Energy Finance Corp.,
6.88%, 10/15/21 (Call 08/31/18)	90	91,677
NiSource Inc.,
3.65%, 06/15/23 (Call 05/15/23)(b)	50	49,899
Rockpoint Gas Storage Canada Ltd.,
7.00%, 03/31/23 (Call 03/31/20)(b)	100	99,582
Southern Star Central Corp.,
5.13%, 07/15/22 (Call 08/31/18)(b)(c)	100	100,092
Talent Yield Investments Ltd.,
4.50%, 04/25/22(b)	200	201,482

		1,780,223

Security	Par (000)	Value
HAND & MACHINE TOOLS — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc.,
9.00%, 02/15/23 (Call 02/15/19)(b)(c)	$150	$143,171
Stanley Black & Decker Inc.,
2.90%, 11/01/22	25	24,498

		167,669
HEALTH CARE — PRODUCTS — 0.5%
Abbott Laboratories
2.00%, 03/15/20	190	186,894
2.35%, 11/22/19	90	89,427
2.55%, 03/15/22	64	62,136
2.80%, 09/15/20 (Call 08/15/20)	50	49,657
2.90%, 11/30/21 (Call 10/30/21)	1,410	1,390,175
Avanos Medical Inc.,
6.25%, 10/15/22 (Call 08/31/18)	25	25,601
Baxter International Inc.,
1.70%, 08/15/21 (Call 07/15/21)	125	118,784
Becton Dickinson and Co.
2.40%, 06/05/20	175	171,988
2.68%, 12/15/19	275	273,210
2.89%, 06/06/22 (Call 05/06/22)	425	412,428
3.13%, 11/08/21	680	669,684
3.25%, 11/12/20	100	99,548
Boston Scientific Corp.
2.85%, 05/15/20	175	173,443
3.38%, 05/15/22	10	9,885
6.00%, 01/15/20	325	337,587
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 08/31/18)(b)	200	205,766
10.75%, 04/15/20 (Call 08/16/18)	90	89,550
Immucor Inc.,
11.13%, 02/15/22 (Call 08/31/18)(b)	50	50,375
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/18)(b)	161	164,624
12.50%, 11/01/21 (Call 05/01/19)(b)	100	109,611
Life Technologies Corp.,
6.00%, 03/01/20	320	332,512
Mallinckrodt International Finance SA,
4.75%, 04/15/23(c)	100	84,614
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/18)(b)(c)	160	157,941
5.75%, 08/01/22 (Call 08/31/18)(b)(c)	175	160,220
Medtronic Inc.
2.50%, 03/15/20	1,135	1,126,794
3.15%, 03/15/22	1,575	1,566,999
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(b)	225	222,788
Sotera Health Holdings LLC,
6.50%, 05/15/23 (Call 08/31/18)(b)	100	102,006
Stryker Corp.,
2.63%, 03/15/21 (Call 02/15/21)	125	122,726
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	250	242,552
3.15%, 01/15/23 (Call 10/15/22)	245	239,755
3.60%, 08/15/21 (Call 05/15/21)	130	130,753
4.50%, 03/01/21	250	257,100
Universal Hospital Services Inc.,
7.63%, 08/15/20 (Call 08/31/18)	100	100,096
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	500	495,395
3.70%, 03/19/23 (Call 02/19/23)	95	94,611

		10,127,235
HEALTH CARE — SERVICES — 0.7%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 08/31/18)	50	49,622
5.63%, 02/15/23 (Call 08/31/18)	100	100,718
6.13%, 03/15/21 (Call 08/31/18)(c)	100	101,045

100

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$137	$131,735
2.80%, 06/15/23 (Call 04/15/23)	250	239,530
4.13%, 06/01/21 (Call 03/01/21)	235	238,779
Air Medical Group Holdings Inc.,
6.38%, 05/15/23 (Call 08/31/18)(b)(c)	100	91,423
Anthem Inc.
2.25%, 08/15/19	380	377,245
2.95%, 12/01/22 (Call 11/01/22)	233	226,788
3.13%, 05/15/22	300	295,605
4.35%, 08/15/20	150	153,388
Catholic Health Initiatives,
2.95%, 11/01/22	75	72,448
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	225	228,076
5.63%, 02/15/21 (Call 08/31/18)	320	327,322
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)(c)	200	189,298
6.25%, 03/31/23 (Call 03/31/20)	650	604,409
6.88%, 02/01/22 (Call 08/31/18)(c)	575	281,773
7.13%, 07/15/20 (Call 08/31/18)(c)	225	197,397
11.00%, 06/30/23 (Call 06/30/20)(b)(c)(i)	350	314,863
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	357	362,369
5.13%, 06/15/20	25	25,879
DaVita Inc.,
5.75%, 08/15/22 (Call 08/31/18)	275	280,140
Eagle Holding Co. II LLC (8.38% PIK),
7.63%, 05/15/22 (Call 08/31/18)(b)(e)	75	75,838
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/13/18)(b)	200	202,512
5.63%, 07/15/22 (Call 08/31/18)	175	179,098
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)(b)	385	388,665
5.88%, 01/31/22(b)	100	105,885
Fresenius Medical Care U.S. Finance Inc.,
5.75%, 02/15/21(b)	100	104,902
HCA Healthcare Inc.,
6.25%, 02/15/21	225	234,682
HCA Inc.
4.25%, 10/15/19	75	75,610
4.75%, 05/01/23	250	253,612
5.88%, 03/15/22	275	289,036
5.88%, 05/01/23	275	287,738
6.50%, 02/15/20	551	573,773
7.50%, 02/15/22	525	577,946
Humana Inc.
2.50%, 12/15/20	105	102,937
2.63%, 10/01/19	250	248,435
3.15%, 12/01/22 (Call 09/01/22)	75	73,469
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,143
3.20%, 02/01/22	100	98,716
LifePoint Health Inc.,
5.50%, 12/01/21 (Call 08/31/18)	250	254,687
Molina Healthcare Inc.,
5.38%, 11/15/22 (Call 08/15/22)	150	153,199
Polaris Intermediate Corp. (9.25% PIK),
8.50%, 12/01/22 (Call 06/01/19)(b)(e)	210	217,171
Quest Diagnostics Inc.,
2.50%, 03/30/20 (Call 02/29/20)	100	98,792
Quorum Health Corp.,
11.63%, 04/15/23 (Call 04/15/19)(c)	100	97,492
RegionalCare Hospital Partners Holdings Inc.,
8.25%, 05/01/23 (Call 05/01/19)(b)	200	212,856
Roche Holdings Inc.,
2.25%, 09/30/19 (Call 08/30/19)(b)	200	198,752
Select Medical Corp.,
6.38%, 06/01/21 (Call 08/31/18)	145	146,930

Security	Par (000)	Value
Surgery Center Holdings Inc.,
8.88%, 04/15/21 (Call 08/31/18)(b)	$50	$51,411
Tenet Healthcare Corp.
4.38%, 10/01/21	225	224,674
4.50%, 04/01/21	200	200,418
4.75%, 06/01/20	100	101,512
6.00%, 10/01/20	375	389,947
6.75%, 02/01/20	29	29,943
6.75%, 06/15/23(c)	400	406,028
7.50%, 01/01/22 (Call 01/01/19)(b)	125	131,099
8.13%, 04/01/22	575	612,317
UnitedHealth Group Inc.
1.95%, 10/15/20	55	53,733
2.13%, 03/15/21	166	161,697
2.30%, 12/15/19	150	148,736
2.38%, 10/15/22	30	28,906
2.70%, 07/15/20	1,060	1,054,414
2.75%, 02/15/23 (Call 11/15/22)	150	145,922
2.88%, 12/15/21	100	98,939
2.88%, 03/15/22 (Call 12/15/21)	555	547,219
3.35%, 07/15/22	275	275,605
3.50%, 06/15/23	225	225,810
3.88%, 10/15/20 (Call 07/15/20)	100	101,516
Universal Health Services Inc.,
3.75%, 08/01/19(b)	25	25,088

		15,256,662
HOLDING COMPANIES — DIVERSIFIED — 0.4%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	97,464
3.88%, 01/15/20 (Call 12/15/19)	275	275,580
Bright Galaxy International Ltd.,
3.38%, 11/03/21(d)	200	189,330
CK Hutchison International 17 II Ltd.,
2.75%, 03/29/23(b)	200	190,582
CK Hutchison International 17 Ltd.,
2.88%, 04/05/22(b)	1,050	1,018,552
Huarong Finance II Co. Ltd.
2.88%, 11/22/19(d)	200	197,132
3.63%, 11/22/21(d)	200	195,598
3.75%, 11/19/20(d)	200	198,098
4.50%, 01/16/20(d)	600	602,988
Hutchison Whampoa International 09/19 Ltd.,
5.75%, 09/11/19(b)	300	308,433
Hutchison Whampoa International 12 II Ltd.,
3.25%, 11/08/22(b)	200	195,906
IPIC GMTN Ltd.
5.00%, 11/15/20(b)	250	259,303
5.50%, 03/01/22(b)	200	213,100
KOC Holding AS,
5.25%, 03/15/23 (Call 12/15/22)(d)	400	381,016
MDC-GMTN BV,
3.25%, 04/28/22(d)	600	591,894
Mumtalakat Sukuk Holding Co.,
4.00%, 11/25/21(d)	200	185,686
Rongshi International Finance Ltd.,
2.88%, 05/04/22(d)	200	192,568
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20(b)	500	507,150
Spectrum Brands Holdings Inc,
7.75%, 01/15/22 (Call 08/31/18)	225	232,056
State Elite Global Ltd.
2.25%, 10/20/21(d)	800	761,616
2.75%, 06/13/22(d)	200	192,588
Swire Pacific MTN Financing Ltd.,
4.50%, 02/28/22(d)	600	615,876
Temasek Financial I Ltd.,
2.38%, 01/23/23(b)	500	479,245
Wharf Finance Ltd.,
3.50%, 01/23/19(d)	200	200,080

		8,281,841

101

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
HOME BUILDERS — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 02/15/21 (Call 08/31/18)(b)	$50	$50,285
AV Homes Inc.,
6.63%, 05/15/22 (Call 05/15/19)	100	103,020
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)(c)	15	15,218
8.75%, 03/15/22 (Call 03/15/19)	90	95,886
Brookfield Residential Properties Inc.,
6.50%, 12/15/20 (Call 08/31/18)(b)	75	75,570
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.,
6.13%, 07/01/22 (Call 08/31/18)(b)	125	125,697
Century Communities Inc.,
6.88%, 05/15/22 (Call 08/31/18)	100	102,158
DR Horton Inc.
2.55%, 12/01/20	3	2,938
4.00%, 02/15/20	75	75,632
K Hovnanian Enterprises Inc.,
10.00%, 07/15/22 (Call 07/15/19)(b)	50	51,816
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	100,495
7.00%, 12/15/21 (Call 09/15/21)	125	132,382
7.50%, 09/15/22	75	80,374
8.00%, 03/15/20	75	79,702
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	75	73,027
4.13%, 01/15/22 (Call 10/15/21)	160	158,798
4.50%, 06/15/19 (Call 04/16/19)	100	100,730
4.50%, 11/15/19 (Call 08/15/19)	100	100,779
4.75%, 04/01/21 (Call 02/01/21)	95	96,305
4.75%, 11/15/22 (Call 08/15/22)	100	99,964
5.38%, 10/01/22	75	76,315
6.25%, 12/15/21 (Call 06/15/21)	50	52,413
6.63%, 05/01/20	35	36,590
8.38%, 01/15/21	75	82,150
M/I Homes Inc.,
6.75%, 01/15/21 (Call 08/16/18)	50	51,303
Mason Finance Sub Inc.,
6.88%, 08/15/23(b)	25	25,000
MDC Holdings Inc.,
5.63%, 02/01/20	50	51,186
Meritage Homes Corp.
7.00%, 04/01/22	50	53,910
7.15%, 04/15/20	75	78,564
New Home Co. Inc. (The),
7.25%, 04/01/22 (Call 10/01/19)	75	76,918
PulteGroup Inc.,
4.25%, 03/01/21 (Call 02/01/21)	150	150,186
Shea Homes LP/Shea Homes Funding Corp.,
5.88%, 04/01/23 (Call 08/31/18)(b)	100	99,269
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/18)(b)	125	125,106
5.88%, 04/15/23 (Call 01/15/23)(b)	75	75,037
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	108	106,056
5.88%, 02/15/22 (Call 11/15/21)	100	103,860
6.75%, 11/01/19	50	52,088
TRI Pointe Group Inc.,
4.88%, 07/01/21 (Call 06/01/21)	50	50,426
Williams Scotsman International Inc.,
7.88%, 12/15/22 (Call 12/15/19)(b)	50	52,122

		3,119,275
HOME FURNISHINGS — 0.0%
Well Hope Development Ltd.,
3.88%, (Call 10/19/22)(a)(d)(f)(g)	400	367,880

Security	Par (000)	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$50	$49,533
2.45%, 08/01/22 (Call 07/01/22)	345	331,210
Prestige Brands Inc.,
5.38%, 12/15/21 (Call 08/31/18)(b)	100	100,401
Reckitt Benckiser Treasury Services PLC,
2.38%, 06/24/22 (Call 04/24/22)(b)	1,750	1,673,332
Spectrum Brands Inc.,
6.63%, 11/15/22 (Call 08/31/18)	75	77,271

		2,231,747
HOUSEWARES — 0.0%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	165	162,720
3.85%, 04/01/23 (Call 02/01/23)	450	441,661
Tupperware Brands Corp.,
4.75%, 06/01/21 (Call 03/01/21)	160	163,472

		767,853
INSURANCE — 0.8%
AEGON Funding Co. LLC,
5.75%, 12/15/20	25	26,254
Aflac Inc.,
2.40%, 03/16/20	100	98,997
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	837	835,493
3.38%, 08/15/20	160	160,478
4.88%, 06/01/22	890	930,771
Aon PLC,
2.80%, 03/15/21 (Call 02/15/21)	100	98,212
Ardonagh Midco 3 PLC,
8.63%, 07/15/23 (Call 07/15/20)(b)	200	204,682
Assurant Inc.,
4.00%, 03/15/23	120	119,366
Athene Global Funding,
3.00%, 07/01/22(b)	335	323,824
AXA Equitable Holdings Inc.,
3.90%, 04/20/23 (Call 03/20/23)(b)	195	193,744
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	250	250,072
3.00%, 05/15/22	209	208,457
4.25%, 01/15/21	185	190,491
Berkshire Hathaway Inc.
2.10%, 08/14/19	215	213,942
2.20%, 03/15/21 (Call 02/15/21)	329	323,078
2.75%, 03/15/23 (Call 01/15/23)	300	293,277
3.40%, 01/31/22	25	25,294
China Life Insurance Co. Ltd.,
4.00%, 07/03/75 (Call 07/03/20), (5 year CMT + 2.294%)(a)(d)(g)	200	194,796
China Reinsurance Finance Corp. Ltd.,
3.38%, 03/09/22(d)	200	189,778
CNA Financial Corp.,
5.88%, 08/15/20	150	157,203
CNO Financial Group Inc.,
4.50%, 05/30/20	100	100,000
Enstar Group Ltd.,
4.50%, 03/10/22 (Call 02/10/22)	150	149,217
Fortune Star BVI Ltd.,
5.25%, 03/23/22 (Call 03/23/20)(d)	800	757,904
Genworth Holdings Inc.
7.20%, 02/15/21	75	77,250
7.63%, 09/24/21	150	156,539
7.70%, 06/15/20	95	98,724
Guardian Life Global Funding
1.95%, 10/27/21(b)	250	239,033
3.40%, 04/25/23(b)	50	49,696
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	200	210,772
5.50%, 03/30/20	125	129,444
Jackson National Life Global Funding
2.20%, 01/30/20(b)	250	246,330
2.60%, 12/09/20(b)	225	221,209
3.30%, 06/11/21(b)	250	249,012

102

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	$200	$201,894
5.00%, 06/01/21(b)	490	506,920
Lincoln National Corp.,
4.20%, 03/15/22	135	137,687
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	198,788
2.35%, 03/06/20 (Call 02/06/20)	145	143,093
2.75%, 01/30/22 (Call 12/30/21)	125	121,988
4.80%, 07/15/21 (Call 04/15/21)	103	106,768
MassMutual Global Funding II
1.95%, 09/22/20(b)	250	243,157
2.45%, 11/23/20(b)	500	491,840
MetLife Inc.,
3.05%, 12/15/22	50	49,210
Metropolitan Life Global Funding I
1.95%, 09/15/21(b)	250	239,160
2.40%, 01/08/21(b)	500	489,260
2.50%, 12/03/20(b)	150	147,588
2.65%, 04/08/22(b)	360	348,948
3.88%, 04/11/22(b)	500	506,215
Nationstar Mortgage Holdings Inc.,
8.13%, 07/15/23 (Call 07/15/20)(b)	119	123,750
New York Life Global Funding
1.95%, 09/28/20(b)	450	437,881
2.00%, 04/13/21(b)	600	578,964
2.30%, 06/10/22(b)	250	239,592
Pricoa Global Funding I
2.45%, 09/21/22(b)	150	143,243
2.55%, 11/24/20(b)	250	245,975
Primerica Inc.,
4.75%, 07/15/22	27	27,861
Principal Financial Group Inc.,
3.13%, 05/15/23	10	9,741
Principal Life Global Funding II
2.15%, 01/10/20(b)	325	320,661
2.63%, 11/19/20(b)	100	98,646
Protective Life Global Funding
2.00%, 09/14/21(b)	250	239,183
2.16%, 09/25/20(b)	300	292,773
Prudential Financial Inc.
2.35%, 08/15/19	115	114,345
4.50%, 11/16/21	360	371,833
5.38%, 06/21/20	200	207,982
5.63%, 06/15/43 (Call 06/15/23)(a)(g)	300	311,874
5.88%, 09/15/42 (Call 09/15/22)(a)(g)	108	114,994
Radian Group Inc.
5.25%, 06/15/20	109	111,316
7.00%, 03/15/21	75	80,136
Reliance Standard Life Global Funding II,
2.38%, 05/04/20(b)	100	98,151
Sunshine Life Insurance Corp. Ltd.,
3.15%, 04/20/21(d)	200	192,116
Travelers Companies Inc. (The),
3.90%, 11/01/20	150	152,270
Voya Financial Inc.,
5.50%, 07/15/22	80	85,151
WR Berkley Corp.,
7.38%, 09/15/19	100	104,655

		16,358,948
INTERNET — 0.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,200	1,190,268
3.13%, 11/28/21 (Call 09/28/21)	650	642,076
Alphabet Inc.,
3.63%, 05/19/21	235	239,651
Amazon.com Inc.
1.90%, 08/21/20	225	220,466
2.40%, 02/22/23 (Call 01/22/23)	220	211,697

Security	Par (000)	Value
2.50%, 11/29/22 (Call 08/29/22)	$72	$69,961
2.60%, 12/05/19 (Call 11/05/19)	475	474,121
3.30%, 12/05/21 (Call 10/05/21)	85	85,725
Baidu Inc.
2.88%, 07/06/22	200	192,436
3.00%, 06/30/20	200	198,046
3.50%, 11/28/22	200	196,766
Cogent Communications Group Inc.,
5.38%, 03/01/22 (Call 12/01/21)(b)	75	76,500
Dr. Peng Holding HongKong Ltd.,
5.05%, 06/01/20(d)	200	175,404
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	250	240,980
2.75%, 01/30/23 (Call 12/30/22)	50	48,027
2.88%, 08/01/21 (Call 06/01/21)	390	384,942
3.25%, 10/15/20 (Call 07/15/20)	50	50,052
3.80%, 03/09/22 (Call 02/09/22)	10	10,099
Expedia Group Inc.,
5.95%, 08/15/20	195	204,087
Netflix Inc.
5.38%, 02/01/21	125	128,561
5.50%, 02/15/22	175	180,231
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	50	48,882
4.20%, 09/15/20	245	245,997
Tencent Holdings Ltd.
2.88%, 02/11/20(d)	760	755,501
2.99%, 01/19/23 (Call 12/19/22)(d)	200	194,186
VeriSign Inc.,
4.63%, 05/01/23 (Call 08/31/18)	150	150,424
Zayo Group LLC/Zayo Capital Inc.,
6.00%, 04/01/23 (Call 08/31/18)	300	307,713

		6,922,799
IRON & STEEL — 0.2%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	100	103,748
7.63%, 10/01/21 (Call 08/31/18)	125	127,570
Allegheny Technologies Inc.,
5.95%, 01/15/21 (Call 10/15/20)	125	126,910
ArcelorMittal
5.13%, 06/01/20	100	102,924
5.25%, 08/05/20	125	129,169
5.75%, 03/01/21	125	129,850
6.25%, 02/25/22	175	187,465
Baosteel Financing 2015 Pty Ltd.,
3.88%, 01/28/20(d)	200	199,786
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	50	49,919
5.20%, 07/15/21 (Call 04/15/21)	50	51,157
CSN Resources SA,
6.50%, 07/21/20(d)	300	288,621
Evraz Group SA
6.50%, 04/22/20(d)	200	205,514
6.75%, 01/31/22(d)	400	418,124
Gerdau Trade Inc.,
5.75%, 01/30/21(d)	500	518,895
JSW Steel Ltd.,
5.25%, 04/13/22(d)	400	399,700
Koks OAO Via Koks Finance DAC,
7.50%, 05/04/22(d)	200	200,096
Reliance Steel & Aluminum Co.,
4.50%, 04/15/23 (Call 01/15/23)	129	131,237
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 08/31/18)	200	202,684
5.25%, 04/15/23 (Call 08/31/18)	44	44,476
U.S. Steel Corp.,
7.38%, 04/01/20	125	132,009

103

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Vale Overseas Ltd.,
4.38%, 01/11/22(c)	$159	$161,827

		3,911,681
LEISURE TIME — 0.0%
24 Hour Fitness Worldwide Inc.,
8.00%, 06/01/22 (Call 08/31/18)(b)(c)	135	132,984
Carnival Corp.,
3.95%, 10/15/20	150	152,355
NCL Corp. Ltd.,
4.75%, 12/15/21 (Call 12/15/18)(b)	121	121,152
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	78,518
5.25%, 11/15/22	50	52,684
Sabre GLBL Inc.,
5.38%, 04/15/23 (Call 08/31/18)(b)	150	151,106

		688,799
LODGING — 0.1%
Choice Hotels International Inc.
5.70%, 08/28/20	50	51,625
5.75%, 07/01/22	100	104,254
Interval Acquisition Corp.,
5.63%, 04/15/23 (Call 08/31/18)	100	100,559
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)(b)	125	129,125
10.25%, 11/15/22 (Call 11/15/19)(b)	110	119,183
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	329	316,074
2.88%, 03/01/21 (Call 02/01/21)	100	98,709
MGM Resorts International
5.25%, 03/31/20	100	102,252
6.00%, 03/15/23	250	259,467
6.63%, 12/15/21	275	292,754
6.75%, 10/01/20	200	210,830
7.75%, 03/15/22	220	240,966
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC,
5.88%, 05/15/21 (Call 08/31/18)(b)	92	92,203
Studio City Co. Ltd.,
7.25%, 11/30/21 (Call 11/30/18)(b)	200	207,094
Studio City Finance Ltd.,
8.50%, 12/01/20 (Call 08/31/18)(b)	250	252,535
Wyndham Destinations Inc.,
4.25%, 03/01/22 (Call 12/01/21)	185	179,589
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 05/30/23 (Call 02/28/23)(b)	125	120,553

		2,877,772
MACHINERY — 0.3%
ABB Finance USA Inc.,
2.88%, 05/08/22	350	343,875
Briggs & Stratton Corp.,
6.88%, 12/15/20	44	46,786
Caterpillar Financial Services Corp.
1.70%, 08/09/21	240	229,800
1.85%, 09/04/20	65	63,439
2.00%, 11/29/19	145	143,353
2.00%, 03/05/20	125	123,176
2.10%, 01/10/20	1,600	1,582,832
2.25%, 12/01/19	25	24,808
2.40%, 06/06/22	75	72,601
2.55%, 11/29/22	33	31,913
2.85%, 06/01/22	50	49,216
2.95%, 05/15/20	150	149,923
3.45%, 05/15/23	100	100,274
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	50	48,739
3.90%, 05/27/21	260	266,014
Cleaver-Brooks Inc.,
7.88%, 03/01/23 (Call 12/15/19)(b)	85	87,836

Security	Par (000)	Value
CNH Industrial Capital LLC
3.88%, 10/15/21	$225	$224,444
4.38%, 11/06/20	100	101,426
4.38%, 04/05/22	166	167,079
4.88%, 04/01/21	150	153,657
Deere & Co.,
2.60%, 06/08/22 (Call 03/08/22)	65	63,456
John Deere Capital Corp.
1.25%, 10/09/19	100	98,140
1.70%, 01/15/20	75	73,730
1.95%, 06/22/20	100	98,112
2.05%, 03/10/20	100	98,478
2.15%, 09/08/22	285	272,007
2.20%, 03/13/20	255	251,907
2.30%, 09/16/19	60	59,666
2.35%, 01/08/21	185	182,058
2.38%, 07/14/20	90	88,854
2.55%, 01/08/21	100	98,811
2.65%, 01/06/22	55	54,008
2.70%, 01/06/23	50	48,583
2.80%, 03/04/21	150	148,654
2.80%, 03/06/23	250	243,572
2.88%, 03/12/21	100	99,236
3.15%, 10/15/21	115	114,494
3.45%, 06/07/23	105	104,936
3.90%, 07/12/21	50	51,025
Series 0014,
2.45%, 09/11/20	125	123,599
Manitowoc Co. Inc. (The),
12.75%, 08/15/21 (Call 02/15/19)(b)	50	55,333
Nvent Finance Sarl,
3.95%, 04/15/23 (Call 03/15/23)(b)	75	74,092
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	120	117,241
3.00%, 12/15/20 (Call 11/15/20)	50	49,595
3.13%, 11/15/22 (Call 08/15/22)	50	49,086
Vertiv Intermediate Holding Corp. (13.00% PIK),
12.00%, 02/15/22 (Call 02/15/19)(b)(e)	140	135,744
Xerium Technologies Inc.,
9.50%, 08/15/21 (Call 08/31/18)	125	131,531
Zoomlion HK SPV Co. Ltd.,
6.13%, 12/20/22(b)	200	191,122

		7,188,261
MANUFACTURING — 0.4%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	50	47,854
2.00%, 08/07/20	100	98,533
2.00%, 06/26/22	125	120,274
Amsted Industries Inc.,
5.00%, 03/15/22 (Call 08/31/18)(b)	150	150,236
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(b)	250	251,765
6.13%, 01/15/23(b)	225	228,317
7.75%, 03/15/20(b)	200	211,362
8.75%, 12/01/21(b)	300	331,935
CTP Transportation Products LLC/CTP Finance Inc.,
8.25%, 12/15/19 (Call 08/31/18)(b)	50	50,217
Eaton Corp.,
2.75%, 11/02/22	250	242,847
EnPro Industries Inc.,
5.88%, 09/15/22 (Call 08/31/18)	25	25,466
Gates Global LLC/Gates Global Co.,
6.00%, 07/15/22 (Call 08/16/18)(b)	121	121,831
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	275	271,386
2.70%, 10/09/22	2,170	2,102,122
3.10%, 01/09/23	75	73,512
4.38%, 09/16/20	250	255,932

104

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.63%, 01/07/21	$300	$309,111
4.65%, 10/17/21	700	727,475
5.30%, 02/11/21	335	350,423
5.50%, 01/08/20	175	180,784
6.00%, 08/07/19	150	154,616
Illinois Tool Works Inc.,
3.38%, 09/15/21 (Call 06/15/21)	50	50,162
Ingersoll-Rand Global Holding Co. Ltd.,
2.90%, 02/21/21	100	98,956
LSB Industries Inc.,
9.63%, 05/01/23 (Call 05/01/20)(b)(c)	95	97,083
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	250	238,248
2.15%, 05/27/20(b)	250	245,760
2.20%, 03/16/20(b)	500	493,130
2.90%, 05/27/22(b)	500	491,195
Techniplas LLC,
10.00%, 05/01/20 (Call 08/31/18)(b)	41	36,228

		8,056,760
MEDIA — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	50	49,089
4.50%, 02/15/21	125	128,404
Altice Financing SA,
6.63%, 02/15/23 (Call 08/31/18)(b)	350	354,602
Altice France SA/France,
6.00%, 05/15/22 (Call 08/15/18)(b)	800	824,528
Altice Luxembourg SA,
7.75%, 05/15/22 (Call 08/31/18)(b)(c)	690	688,316
Altice U.S. Finance I Corp.,
5.38%, 07/15/23 (Call 08/13/18)(b)	200	201,822
AMC Networks Inc.,
4.75%, 12/15/22 (Call 08/31/18)	125	125,088
Cable One Inc.,
5.75%, 06/15/22 (Call 08/31/18)(b)	100	102,000
Cablevision Systems Corp.
5.88%, 09/15/22(c)	125	125,321
8.00%, 04/15/20	50	52,420
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	125	124,053
3.38%, 03/01/22 (Call 12/01/21)	275	271,340
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	50	48,000
5.13%, 02/15/23 (Call 08/31/18)	350	349,338
5.13%, 05/01/23 (Call 08/31/18)(b)	250	249,385
5.25%, 03/15/21 (Call 08/31/18)	100	100,965
5.25%, 09/30/22 (Call 08/31/18)	250	252,337
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/18)(b)	300	299,841
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	575	575,575
4.46%, 07/23/22 (Call 05/23/22)	650	659,925
Clear Channel Worldwide Holdings Inc.
Series B,
6.50%, 11/15/22 (Call 08/31/18)	350	358,067
Series B,
7.63%, 03/15/20 (Call 08/31/18)	275	275,685
Comcast Cable Communications Holdings Inc.,
9.46%, 11/15/22	100	122,339
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	300	290,313
2.85%, 01/15/23	75	72,918
3.13%, 07/15/22	505	498,283
5.15%, 03/01/20	264	272,334
CSC Holdings LLC
6.75%, 11/15/21	275	287,078
10.13%, 01/15/23 (Call 01/15/19)(b)	400	440,700

Security	Par (000)	Value
Discovery Communications LLC
2.20%, 09/20/19	$61	$60,348
2.75%, 11/15/19 (Call 10/15/19)(b)	260	258,294
2.80%, 06/15/20 (Call 05/15/20)(b)	25	24,695
2.95%, 03/20/23 (Call 02/20/23)	325	312,016
3.50%, 06/15/22 (Call 04/15/22)(b)	250	246,612
5.63%, 08/15/19	100	102,534
DISH DBS Corp.
5.00%, 03/15/23	300	260,022
5.13%, 05/01/20	200	198,560
5.88%, 07/15/22	435	407,147
6.75%, 06/01/21	425	427,741
7.88%, 09/01/19	300	311,226
Lee Enterprises Inc.,
9.50%, 03/15/22 (Call 08/31/18)(b)(c)	100	104,506
LIN Television Corp.,
5.88%, 11/15/22 (Call 08/13/18)	100	101,797
McClatchy Co. (The),
9.00%, 12/15/22 (Call 08/15/18)(c)	100	104,675
Mediacom Broadband LLC/Mediacom Broadband Corp.,
5.50%, 04/15/21 (Call 08/31/18)	25	25,155
Myriad International Holdings BV,
6.00%, 07/18/20(d)	200	209,462
NBCUniversal Media LLC
2.88%, 01/15/23	300	291,747
4.38%, 04/01/21	449	460,661
5.15%, 04/30/20	635	656,190
Nexstar Broadcasting Inc.,
6.13%, 02/15/22 (Call 08/13/18)(b)	100	101,769
Quebecor Media Inc.,
5.75%, 01/15/23	150	154,251
Radiate Holdco LLC/Radiate Finance Inc.,
6.88%, 02/15/23 (Call 02/15/20)(b)	60	58,119
RELX Capital Inc.,
3.50%, 03/16/23 (Call 02/16/23)	300	297,150
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/16/18)	125	125,690
6.13%, 10/01/22 (Call 08/16/18)	100	101,902
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	210	204,700
4.63%, 05/15/23 (Call 08/31/18)(b)	100	98,708
TEGNA Inc.
4.88%, 09/15/21 (Call 08/31/18)(b)	75	75,054
5.13%, 10/15/19 (Call 08/31/18)	53	53,142
5.13%, 07/15/20 (Call 08/31/18)	150	151,743
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	435	436,901
4.13%, 02/15/21 (Call 11/15/20)	50	50,440
5.00%, 02/01/20	475	484,581
Time Warner Entertainment Co. LP,
8.38%, 03/15/23	200	232,710
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)	250	251,927
Univision Communications Inc.
5.13%, 05/15/23 (Call 08/31/18)(b)	250	238,782
6.75%, 09/15/22 (Call 08/31/18)(b)	174	177,967
Urban One Inc.
7.38%, 04/15/22 (Call 08/31/18)(b)	50	49,124
9.25%, 02/15/20 (Call 08/31/18)(b)(c)	75	73,771
Viacom Inc.
3.88%, 12/15/21	120	120,392
5.88%, 02/28/57 (Call 02/28/22)(a)(g)	150	146,027
Videotron Ltd.,
5.00%, 07/15/22	200	204,142
Virgin Media Finance PLC,
6.38%, 04/15/23 (Call 08/13/18)(b)	200	205,692
Virgin Media Secured Finance PLC,
5.25%, 01/15/21	200	204,204

105

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Walt Disney Co. (The)
2.15%, 09/17/20	$300	$294,252
2.30%, 02/12/21	393	385,325
2.35%, 12/01/22	441	425,847
2.45%, 03/04/22	100	97,112
2.55%, 02/15/22	8	7,804
3.75%, 06/01/21	50	50,816
Warner Media LLC
4.00%, 01/15/22	250	252,592
4.70%, 01/15/21	310	318,485
4.75%, 03/29/21	160	164,760
4.88%, 03/15/20	245	250,971

		19,310,306
METAL FABRICATE & HARDWARE — 0.0%
MCC Holding Hong Kong Corp. Ltd.,
2.95%, 05/31/20(d)	200	195,980
Precision Castparts Corp.,
2.25%, 06/15/20 (Call 05/15/20)	275	271,189
TMK OAO Via TMK Capital SA,
6.75%, 04/03/20(d)	200	204,792

		671,961
MINING — 0.5%
Aleris International Inc.,
10.75%, 07/15/23 (Call 07/15/20)(b)	100	106,262
ALROSA Finance SA,
7.75%, 11/03/20(d)	200	215,022
Anglo American Capital PLC,
3.75%, 04/10/22(b)	230	227,311
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22(c)	100	102,518
5.38%, 04/15/20	341	349,788
Barminco Finance Pty Ltd.,
6.63%, 05/15/22 (Call 05/15/19)(b)	100	94,806
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	385	379,248
6.25%, 10/19/75 (Call 10/19/20), (5 year USD Swap + 4.971%)(a)(b)(g)	250	262,947
Century Aluminum Co.,
7.50%, 06/01/21 (Call 08/31/18)(b)	50	50,405
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(d)	200	192,958
4.25%, 04/21/22(d)	200	192,028
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(b)	600	582,528
3.88%, 11/03/21(b)	200	201,240
Eldorado Gold Corp.,
6.13%, 12/15/20 (Call 08/31/18)(b)	150	146,062
Ferroglobe PLC/Globe Specialty Metals Inc.,
9.38%, 03/01/22 (Call 03/01/19)(b)	150	154,281
First Quantum Minerals Ltd.,
7.25%, 05/15/22 (Call 08/30/18)(d)	400	402,504
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	150	145,706
5.13%, 03/15/23 (Call 12/15/22)(b)(c)	135	131,387
Freeport-McMoRan Inc.
3.10%, 03/15/20	200	198,024
3.55%, 03/01/22 (Call 12/01/21)	375	362,805
3.88%, 03/15/23 (Call 12/15/22)	450	432,769
4.00%, 11/14/21	125	123,793
6.88%, 02/15/23 (Call 02/15/20)	200	213,846
Glencore Finance Canada Ltd.,
4.25%, 10/25/22(b)	280	280,036
Glencore Funding LLC
2.88%, 04/16/20(b)	100	98,568
3.00%, 10/27/22 (Call 09/27/22)(b)	180	171,810
4.13%, 05/30/23(b)	300	296,325
Goldcorp Inc.,
3.70%, 03/15/23 (Call 12/15/22)	250	249,840
Hecla Mining Co.,
6.88%, 05/01/21 (Call 08/31/18)	100	100,756

Security	Par (000)	Value
Hudbay Minerals Inc.,
7.25%, 01/15/23 (Call 07/15/19)(b)	$100	$103,297
International Wire Group Inc.,
10.75%, 08/01/21 (Call 08/01/19)(b)	25	23,657
Joseph T Ryerson & Son Inc.,
11.00%, 05/15/22 (Call 05/15/19)(b)	100	110,115
Kinross Gold Corp.,
5.13%, 09/01/21 (Call 06/01/21)	125	129,050
Minmetals Bounteous Finance BVI Ltd.,
3.13%, 07/27/21(d)	400	388,100
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(d)	400	385,284
5.55%, 10/28/20(d)	200	205,594
Mountain Province Diamonds Inc.,
8.00%, 12/15/22 (Call 12/15/19)(b)	50	50,739
New Gold Inc.,
6.25%, 11/15/22 (Call 08/09/18)(b)	100	94,218
Newcrest Finance Pty Ltd.,
4.20%, 10/01/22(b)	250	249,440
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	325	323,242
5.13%, 10/01/19	100	102,046
Northwest Acquisitions ULC/Dominion Finco Inc.,
7.13%, 11/01/22 (Call 11/01/19)(b)	125	125,336
Petra Diamonds U.S. Treasury PLC,
7.25%, 05/01/22 (Call 05/01/19)(d)	200	192,500
Petropavlovsk 2016 Ltd.,
8.13%, 11/14/22 (Call 08/14/22)(d)	400	348,540
Polyus Gold International Ltd.,
4.70%, 03/28/22(d)	200	196,978
Southern Copper Corp.,
3.50%, 11/08/22	25	24,721
Taseko Mines Ltd.,
8.75%, 06/15/22 (Call 06/15/19)(b)	35	35,467
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	150	148,162
4.50%, 01/15/21 (Call 10/15/20)	75	76,125
4.75%, 01/15/22 (Call 10/15/21)	150	154,500
Vedanta Resources PLC,
8.25%, 06/07/21(d)	300	314,397

		10,247,081
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	475	447,507
4.38%, 05/15/22 (Call 04/15/22)	175	159,637
Xerox Corp.
2.75%, 09/01/20	83	81,229
3.63%, 03/15/23 (Call 02/15/23)	500	477,270

		1,165,643
OIL & GAS — 2.6%
Aker BP ASA,
6.00%, 07/01/22 (Call 07/01/19)(b)	150	154,242
Anadarko Petroleum Corp.,
4.85%, 03/15/21 (Call 02/15/21)	445	458,283
Andeavor,
5.38%, 10/01/22 (Call 08/31/18)	25	25,507
Antero Resources Corp.
5.13%, 12/01/22 (Call 08/31/18)	250	251,737
5.38%, 11/01/21 (Call 08/31/18)	175	177,870
Apache Corp.,
3.25%, 04/15/22 (Call 01/15/22)	85	83,849
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 04/01/22 (Call 04/01/20)(b)	322	357,098
Athabasca Oil Corp.,
9.88%, 02/24/22 (Call 02/24/19)(b)	75	78,143
Baytex Energy Corp.,
5.13%, 06/01/21 (Call 08/31/18)(b)	100	97,000
BG Energy Capital PLC,
4.00%, 10/15/21(b)	200	203,236
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	236	228,087
2.32%, 02/13/20	685	677,486
2.50%, 11/06/22	250	241,187
2.52%, 01/15/20	1,400	1,390,620
2.52%, 09/19/22 (Call 08/19/22)	66	63,755

106

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.75%, 05/10/23	$400	$386,772
3.06%, 03/17/22	8	7,922
3.25%, 05/06/22	416	414,232
3.56%, 11/01/21	365	368,070
4.50%, 10/01/20	190	195,314
4.74%, 03/11/21	1,700	1,766,470
Bruin E&P Partners LLC,
8.88%, 08/01/23 (Call 08/01/20)(b)	70	70,673
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(b)(c)	475	426,878
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/18)	175	173,376
7.63%, 01/15/22 (Call 08/31/18)	125	124,493
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	225	217,348
3.45%, 11/15/21 (Call 08/15/21)	140	139,728
Canbriam Energy Inc.,
9.75%, 11/15/19 (Call 08/31/18)(b)	50	50,174
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 08/31/18)(c)	125	127,401
7.50%, 09/15/20 (Call 08/31/18)	16	16,064
Cenovus Energy Inc.,
5.70%, 10/15/19	220	225,221
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/18)(c)	100	97,209
5.38%, 06/15/21 (Call 08/31/18)	50	50,000
5.75%, 03/15/23	50	48,325
6.13%, 02/15/21	125	127,550
6.63%, 08/15/20	150	156,077
8.00%, 12/15/22 (Call 12/15/18)(b)	250	263,905
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	2,010	1,983,508
1.99%, 03/03/20	350	345,579
2.10%, 05/16/21 (Call 04/15/21)	675	659,671
2.19%, 11/15/19 (Call 10/15/19)	300	297,888
2.36%, 12/05/22 (Call 09/05/22)	40	38,564
2.42%, 11/17/20 (Call 10/17/20)	525	519,592
3.19%, 06/24/23 (Call 03/24/23)	550	547,360
Citgo Holding Inc.,
10.75%, 02/15/20(d)	100	106,628
CITGO Petroleum Corp.,
6.25%, 08/15/22 (Call 08/31/18)(b)	50	50,376
CNOOC Finance 2011 Ltd.,
4.25%, 01/26/21(b)	400	406,148
CNOOC Finance 2012 Ltd.,
3.88%, 05/02/22(b)	500	501,040
CNOOC Finance 2013 Ltd.,
3.00%, 05/09/23	1,000	961,330
CNOOC Finance 2015 Australia Pty Ltd.,
2.63%, 05/05/20	200	197,082
CNPC General Capital Ltd.,
3.40%, 04/16/23(d)	200	195,962
CNPC HK Overseas Capital Ltd.,
4.50%, 04/28/21(b)	346	354,179
CNX Resources Corp.,
5.88%, 04/15/22 (Call 08/31/18)	350	351,316
Comstock Resources Inc. (12.25% PIK),
10.00%, 03/15/20 (Call 08/31/18)(e)	160	168,000
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	250	254,425
5.00%, 09/15/22 (Call 08/31/18)	450	457,285
CVR Refining LLC/Coffeyville Finance Inc.,
6.50%, 11/01/22 (Call 08/31/18)	100	102,367
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)(b)	125	132,934
9.25%, 03/31/22 (Call 03/31/19)(b)	89	94,340
Devon Energy Corp.,
3.25%, 05/15/22 (Call 02/15/22)	510	501,386
Dolphin Energy Ltd.LLC,
5.50%, 12/15/21(b)	200	211,038
Eclipse Resources Corp.,
8.88%, 07/15/23 (Call 08/31/18)	150	144,021
Ecopetrol SA,
7.63%, 07/23/19	350	364,336
Energen Corp.,
4.63%, 09/01/21 (Call 06/01/21)	100	99,630

Security	Par (000)	Value
Ensco PLC,
8.00%, 01/31/24 (Call 10/31/23)	$64	$64,646
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	98,883
2.63%, 03/15/23 (Call 12/15/22)	90	86,441
4.10%, 02/01/21	272	277,296
EP Energy LLC/Everest Acquisition Finance Inc.,
9.38%, 05/01/24 (Call 05/01/20)(b)	150	123,512
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	168	164,440
3.00%, 10/01/22 (Call 09/01/22)	205	197,460
4.88%, 11/15/21	2	2,053
Equinor ASA
2.25%, 11/08/19	550	545,567
2.45%, 01/17/23	250	240,715
2.75%, 11/10/21	455	448,575
2.90%, 11/08/20	500	498,225
3.15%, 01/23/22	400	399,128
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	700	691,152
2.22%, 03/01/21 (Call 02/01/21)	2,335	2,292,970
2.40%, 03/06/22 (Call 01/06/22)	210	204,937
2.73%, 03/01/23 (Call 01/01/23)	25	24,515
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20(d)	200	200,116
4.95%, 07/19/22(d)	400	405,644
6.00%, 01/23/21(d)	200	208,128
9.25%, 04/23/19(d)	300	312,165
Great Western Petroleum LLC/Great Western Finance Corp.,
9.00%, 09/30/21 (Call 03/31/19)(b)	70	72,142
Gulfport Energy Corp.,
6.63%, 05/01/23 (Call 08/31/18)	100	101,443
HighPoint Operating Corp.,
7.00%, 10/15/22 (Call 08/31/18)(c)	75	75,124
Husky Energy Inc.,
7.25%, 12/15/19	110	115,679
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 08/31/18)(c)	50	30,132
9.25%, 03/15/23 (Call 03/15/20)(b)	100	101,229
Jupiter Resources Inc.,
8.50%, 10/01/22 (Call 08/31/18)(b)(c)	200	95,900
KazMunayGas National Co. JSC
3.88%, 04/19/22(d)	200	198,596
4.40%, 04/30/23(d)	210	211,157
Korea National Oil Corp.,
2.75%, 01/23/19(d)	200	199,760
Kosmos Energy Ltd.,
7.88%, 08/01/21 (Call 08/31/18)(b)	200	203,862
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/18)	125	124,790
6.25%, 03/15/23 (Call 08/31/18)	75	75,527
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 08/31/18)	25	19,798
8.00%, 12/01/20 (Call 08/31/18)	115	97,719
Lonestar Resources America Inc.,
11.25%, 01/01/23 (Call 01/01/21)(b)	75	80,534
Lukoil International Finance BV
4.56%, 04/24/23(d)	400	402,052
6.13%, 11/09/20(d)	500	523,515
6.66%, 06/07/22(d)	200	216,028
7.25%, 11/05/19(d)	100	104,773
Marathon Oil Corp.,
2.80%, 11/01/22 (Call 08/01/22)	221	212,518
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	190	190,124
5.13%, 03/01/21	81	84,225

107

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Matador Resources Co.,
6.88%, 04/15/23 (Call 08/31/18)	$100	$104,999
MEG Energy Corp.,
6.38%, 01/30/23 (Call 08/31/18)(b)	175	158,062
Motiva Enterprises LLC,
5.75%, 01/15/20(b)	49	50,361
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	98,509
4.45%, 12/01/22 (Call 09/01/22)	125	124,161
Nabors Industries Inc.
4.63%, 09/15/21	150	147,740
5.00%, 09/15/20	150	150,755
5.50%, 01/15/23 (Call 11/15/22)	150	145,583
Newfield Exploration Co.,
5.75%, 01/30/22	150	156,590
Noble Energy Inc.,
4.15%, 12/15/21 (Call 09/15/21)	640	650,349
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 08/31/18)	142	145,056
6.88%, 01/15/23 (Call 08/31/18)	100	102,268
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	25	24,407
3.13%, 02/15/22 (Call 11/15/21)	315	313,538
Series 1,
4.10%, 02/01/21 (Call 11/01/20)	400	408,520
ONGC Videsh Vankorneft Pte Ltd.,
2.88%, 01/27/22(d)	400	381,964
Parker Drilling Co.
6.75%, 07/15/22 (Call 08/31/18)(c)	75	61,235
7.50%, 08/01/20 (Call 08/31/18)(c)	65	58,065
Pertamina Persero PT,
4.88%, 05/03/22(d)	400	409,436
Petrobras Global Finance BV
4.38%, 05/20/23	750	722,287
5.38%, 01/27/21	252	257,932
6.13%, 01/17/22	603	624,714
8.38%, 05/23/21	316	348,374
Petroleos Mexicanos
3.50%, 01/30/23	1,200	1,139,568
4.88%, 01/24/22	865	872,275
5.38%, 03/13/22	300	307,998
5.50%, 01/21/21	1,120	1,153,566
6.00%, 03/05/20	108	111,622
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19(b)	170	169,342
Petronas Capital Ltd.
3.13%, 03/18/22(d)	900	884,295
5.25%, 08/12/19(b)	100	102,099
Petronas Global Sukuk Ltd.,
2.71%, 03/18/20(d)	1,800	1,778,256
Phillips 66,
4.30%, 04/01/22	315	324,135
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	140	141,723
7.50%, 01/15/20	50	52,973
Precision Drilling Corp.,
6.50%, 12/15/21 (Call 08/31/18)	50	51,313
Pride International LLC,
6.88%, 08/15/20	100	104,949
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	150	148,686
5.38%, 10/01/22 (Call 07/01/22)	100	101,618
6.88%, 03/01/21	75	79,700
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	146,798
5.00%, 03/15/23 (Call 12/15/22)(c)	150	144,146
5.75%, 06/01/21 (Call 03/01/21)	100	102,428
5.88%, 07/01/22 (Call 04/01/22)	50	50,500
Ras Laffan Liquefied Natural Gas Co. Ltd.III,
6.75%, 09/30/19(b)	250	260,407
Reliance Holdings USA Inc.,
5.40%, 02/14/22(d)	250	258,922
Resolute Energy Corp.,
8.50%, 05/01/20 (Call 08/31/18)	111	111,127

Security	Par (000)	Value
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$125	$117,033
7.88%, 08/01/19	75	77,736
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 08/31/18)(b)	100	61,897
7.38%, 11/01/21 (Call 08/31/18)(b)(c)	115	70,117
8.00%, 06/15/20 (Call 08/31/18)(b)	50	49,501
13.00%, 11/30/20 (Call 11/30/18)(b)	111	123,728
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 08/31/18)(c)	225	154,881
7.25%, 02/15/23 (Call 02/15/20)(b)	150	147,780
7.75%, 06/15/21 (Call 08/31/18)(c)	120	103,934
Sasol Financing International Ltd.,
4.50%, 11/14/22	200	196,774
Seven Generations Energy Ltd.,
6.75%, 05/01/23 (Call 08/31/18)(b)	85	87,909
Shell International Finance BV
1.38%, 09/12/19	50	49,208
1.75%, 09/12/21	600	576,258
1.88%, 05/10/21	650	630,220
2.13%, 05/11/20	400	394,736
2.25%, 11/10/20	180	177,021
2.38%, 08/21/22	65	62,989
4.30%, 09/22/19	200	203,364
4.38%, 03/25/20	125	127,941
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 04/28/20(d)	1,000	983,820
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(d)	200	190,382
2.75%, 05/03/21(d)	200	195,554
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(d)	800	760,456
3.00%, 04/12/22(d)	700	680,568
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)	100	102,537
6.50%, 01/01/23 (Call 08/31/18)	100	101,571
Southwestern Energy Co.,
4.10%, 03/15/22 (Call 12/15/21)(c)	225	215,156
Sunoco LP/Sunoco Finance Corp.,
4.88%, 01/15/23 (Call 01/15/20)(b)	225	221,132
Tapstone Energy LLC/Tapstone Energy Finance Corp.,
9.75%, 06/01/22 (Call 06/01/20)(b)	50	44,041
Teine Energy Ltd.,
6.88%, 09/30/22 (Call 08/31/18)(b)	75	75,563
Total Capital Canada Ltd.,
2.75%, 07/15/23	200	193,860
Total Capital International SA
2.70%, 01/25/23	250	243,397
2.75%, 06/19/21	25	24,772
2.88%, 02/17/22	200	197,834
Total Capital SA
4.13%, 01/28/21	115	117,861
4.45%, 06/24/20	100	102,638
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	100	98,763
6.50%, 11/15/20	50	51,129
8.38%, 12/15/21(c)	100	107,004
9.00%, 07/15/23 (Call 07/15/20)(b)	350	378,003
Tullow Oil PLC,
6.25%, 04/15/22 (Call 08/13/18)(b)	200	198,820
Ultra Resources Inc.,
6.88%, 04/15/22 (Call 04/15/19)(b)(c)	175	113,423
Unit Corp.,
6.63%, 05/15/21 (Call 08/31/18)	125	124,256
Valero Energy Corp.,
6.13%, 02/01/20	175	181,827

108

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23 (Call 10/15/20)(b)	$150	$138,752
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	200	204,274
6.25%, 04/01/23 (Call 01/01/23)	100	103,788
WPX Energy Inc.,
6.00%, 01/15/22 (Call 10/15/21)	101	105,053
YPF SA,
8.50%, 03/23/21(d)	150	154,743

		55,077,837
OIL & GAS SERVICES — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 08/31/18)	100	99,224
6.00%, 10/01/22 (Call 08/31/18)	50	49,502
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	130	126,074
Bristow Group Inc.
6.25%, 10/15/22 (Call 08/31/18)(c)	75	57,750
8.75%, 03/01/23 (Call 03/01/20)(b)(c)	100	98,027
COSL Finance BVI Ltd.,
3.25%, 09/06/22(b)	200	192,688
Forum Energy Technologies Inc.,
6.25%, 10/01/21 (Call 08/31/18)	75	75,056
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 08/31/18)(b)	200	193,712
9.88%, 04/01/22 (Call 04/01/20)(b)	200	207,500
National Oilwell Varco Inc.,
2.60%, 12/01/22 (Call 09/01/22)	150	143,517
PHI Inc.,
5.25%, 03/15/19 (Call 08/31/18)(c)	125	118,765
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	398	387,839
2.65%, 11/20/22 (Call 10/20/22)(b)	250	242,307
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(b)	495	490,981
3.63%, 12/21/22 (Call 10/21/22)(b)	216	215,948
Schlumberger Investment SA,
3.30%, 09/14/21 (Call 06/14/21)(b)	100	99,807
SEACOR Holdings Inc.,
7.38%, 10/01/19	21	21,717
SESI LLC,
7.13%, 12/15/21 (Call 08/31/18)	148	151,404
TechnipFMC PLC,
3.45%, 10/01/22 (Call 07/01/22)	25	24,404
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	125	115,675
5.13%, 09/15/20	75	75,699
7.75%, 06/15/21 (Call 05/15/21)(c)	220	226,534
8.25%, 06/15/23 (Call 03/15/23)(c)	150	149,028

		3,563,158
PACKAGING & CONTAINERS — 0.2%
ARD Securities Finance SARL (8.75% PIK),
8.75%, 01/31/23 (Call 09/15/19)(b)(e)	200	200,268
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(b)	200	196,328
4.63%, 05/15/23 (Call 05/15/19)(b)	200	197,604
Ball Corp.
4.38%, 12/15/20	227	230,085
5.00%, 03/15/22	150	154,678
Berry Global Inc.
5.13%, 07/15/23 (Call 08/31/18)	150	149,110
5.50%, 05/15/22 (Call 08/31/18)	125	127,009
6.00%, 10/15/22 (Call 10/15/18)	91	93,344
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23	220	217,914

Security	Par (000)	Value
Graphic Packaging International LLC
4.75%, 04/15/21 (Call 01/15/21)	$100	$101,066
4.88%, 11/15/22 (Call 08/15/22)	100	100,750
Greif Inc.,
7.75%, 08/01/19	33	34,359
Multi-Color Corp.,
6.13%, 12/01/22 (Call 08/31/18)(b)	50	51,097
OI European Group BV,
4.00%, 03/15/23 (Call 12/15/22)(b)	50	47,268
Owens-Brockway Glass Container Inc.,
5.00%, 01/15/22(b)	125	125,024
Packaging Corp. of America,
2.45%, 12/15/20	150	147,203
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(b)	350	347,861
5.75%, 10/15/20 (Call 08/31/18)	581	583,226
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	125	125,999
5.25%, 04/01/23 (Call 01/01/23)(b)	100	101,969
6.50%, 12/01/20 (Call 09/01/20)(b)	75	79,037
Silgan Holdings Inc.,
5.50%, 02/01/22 (Call 08/31/18)	100	101,252
W/S Packaging Holdings Inc.,
9.00%, 04/15/23 (Call 04/15/20)(b)	50	51,001
WestRock RKT Co.,
4.00%, 03/01/23 (Call 12/01/22)	200	201,840

		3,765,292
PHARMACEUTICALS — 1.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	615	598,438
2.50%, 05/14/20 (Call 04/14/20)	1,955	1,932,752
2.85%, 05/14/23 (Call 03/14/23)	400	385,680
2.90%, 11/06/22	290	282,274
3.20%, 11/06/22 (Call 09/06/22)	50	49,202
Allergan Finance LLC,
3.25%, 10/01/22 (Call 07/01/22)	143	139,575
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,195	2,185,957
3.45%, 03/15/22 (Call 01/15/22)	1,445	1,427,313
Allergan Inc./U.S.,
3.38%, 09/15/20	150	150,121
Allergan Sales LLC,
5.00%, 12/15/21 (Call 09/16/21)(b)	250	259,550
AstraZeneca PLC
1.95%, 09/18/19	325	321,357
2.38%, 11/16/20	150	147,182
2.38%, 06/12/22 (Call 05/12/22)	510	490,141
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/18)(b)	225	213,201
5.63%, 12/01/21 (Call 08/31/18)(b)	225	223,036
5.88%, 05/15/23 (Call 08/31/18)(b)	700	672,168
6.50%, 03/15/22 (Call 03/15/19)(b)	270	281,499
7.50%, 07/15/21 (Call 08/31/18)(b)	315	321,347
Bayer U.S. Finance II LLC,
3.88%, 12/15/23 (Call 11/15/23)(b)	300	300,891
Bayer U.S. Finance LLC,
2.38%, 10/08/19(b)	200	198,438
BioScrip Inc.,
8.88%, 02/15/21 (Call 08/31/18)	27	25,953
Cardinal Health Inc.,
2.62%, 06/15/22 (Call 05/15/22)	551	526,795
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,095	1,057,693
2.25%, 08/12/19 (Call 07/12/19)	225	223,639
2.75%, 12/01/22 (Call 09/01/22)	240	230,374
2.80%, 07/20/20 (Call 06/20/20)	1,125	1,114,616
3.13%, 03/09/20	200	199,940
3.50%, 07/20/22 (Call 05/20/22)	1,184	1,176,920
3.70%, 03/09/23 (Call 02/09/23)	1,050	1,045,506
Eli Lilly & Co.,
2.35%, 05/15/22	223	217,260

109

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)(b)	$100	$98,578
2.95%, 03/19/22 (Call 01/19/22)(b)	150	146,468
Endo Dac/Endo Finance LLC/Endo Finco Inc.,
6.00%, 07/15/23 (Call 08/31/18)(b)	325	276,523
Endo Finance LLC,
5.75%, 01/15/22 (Call 08/31/18)(b)(c)	175	160,729
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/18)(b)	150	126,722
7.25%, 01/15/22 (Call 08/31/18)(b)	125	118,246
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/30/22)	347	336,333
3.30%, 02/25/21 (Call 01/25/21)	35	34,759
3.90%, 02/15/22	6	6,012
4.75%, 11/15/21	800	825,096
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	200	194,968
3.13%, 05/14/21	250	250,217
3.38%, 05/15/23	250	248,887
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	283	278,435
Horizon Pharma Inc.,
6.63%, 05/01/23 (Call 08/31/18)	200	201,592
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	715	695,852
1.95%, 11/10/20	103	101,156
2.05%, 03/01/23 (Call 01/01/23)	90	86,183
2.25%, 03/03/22 (Call 02/03/22)	28	27,301
2.45%, 12/05/21	10	9,889
Mead Johnson Nutrition Co.
3.00%, 11/15/20	255	253,164
4.90%, 11/01/19	50	51,154
Merck & Co. Inc.
1.85%, 02/10/20	150	147,862
2.35%, 02/10/22	150	146,334
2.40%, 09/15/22 (Call 06/15/22)	150	145,601
2.80%, 05/18/23	300	293,655
3.88%, 01/15/21 (Call 10/15/20)	220	223,804
Mylan NV,
3.15%, 06/15/21 (Call 05/15/21)	510	504,783
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,030	999,780
2.40%, 09/21/22	50	48,310
Owens & Minor Inc.,
3.88%, 09/15/21	50	47,796
Pfizer Inc.
1.70%, 12/15/19	210	206,888
1.95%, 06/03/21	250	243,662
2.20%, 12/15/21	254	247,475
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	200	200,262
4.00%, 03/29/21	427	437,128
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	425	419,271
2.40%, 09/23/21 (Call 08/23/21)	2,250	2,169,337
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	8	7,365
Series 2,
3.65%, 11/10/21	250	240,742
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	250	241,182
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 07/21/21	660	614,948
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	300	295,053
3.45%, 11/13/20 (Call 10/13/20)	100	100,213

		28,908,533

Security	Par (000)	Value
PIPELINES — 0.7%
American Midstream Partners LP/American Midstream Finance Corp.,
9.25%, 12/15/21 (Call 12/15/18)(b)	$150	$149,098
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	16	15,720
5.50%, 10/15/19 (Call 09/15/19)	265	270,909
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22 (Call 08/31/18)(b)	125	126,817
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	54	52,053
5.75%, 09/15/19	100	102,744
Buckeye Partners LP,
6.38%, 01/22/78 (Call 01/22/23)(a)(g)	100	92,013
Columbia Pipeline Group Inc.,
3.30%, 06/01/20 (Call 05/01/20)	400	398,228
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.25%, 04/01/23 (Call 08/31/18)	150	153,444
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	99,278
3.88%, 03/15/23 (Call 12/15/22)	100	97,377
4.75%, 09/30/21 (Call 06/30/21)(b)	125	126,561
4.95%, 04/01/22 (Call 01/01/22)	50	50,714
5.35%, 03/15/20(b)	165	169,277
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(g)	58	53,113
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	185	188,363
5.20%, 03/15/20	50	51,387
Enbridge Inc.,
2.90%, 07/15/22 (Call 06/15/22)	155	150,818
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	300	292,563
7.50%, 10/15/20	225	240,430
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	150	146,985
4.15%, 10/01/20 (Call 08/01/20)	445	450,269
4.65%, 06/01/21 (Call 03/01/21)	175	179,167
5.20%, 02/01/22 (Call 11/01/21)	100	104,071
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	259,605
5.88%, 03/01/22 (Call 12/01/21)	375	396,289
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	275	273,416
2.85%, 04/15/21 (Call 03/15/21)	460	454,374
5.20%, 09/01/20	110	114,351
Series D,
4.88%, 08/16/77 (Call 08/16/22)(a)(g)	250	238,897
EQT Midstream Partners LP,
Series 5Y,
4.75%, 07/15/23 (Call 06/15/23)	250	251,705
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 08/31/18)	100	98,765
6.75%, 08/01/22 (Call 08/31/18)	200	204,012
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	48,956
3.50%, 03/01/21 (Call 01/01/21)	550	549,956
3.95%, 09/01/22 (Call 06/01/22)	100	100,450
5.00%, 10/01/21 (Call 07/01/21)	260	270,046
5.30%, 09/15/20	75	77,822
6.85%, 02/15/20	150	157,707
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	399,744
3.15%, 01/15/23 (Call 12/15/22)	350	339,752
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
7.25%, 02/15/21 (Call 08/31/18)	95	93,883

110

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Midcontinent Express Pipeline LLC,
6.70%, 09/15/19(b)	$75	$76,846
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	130	127,409
4.50%, 07/15/23 (Call 04/15/23)	300	306,870
NGPL PipeCo LLC,
4.38%, 08/15/22 (Call 05/15/22)(b)	165	165,432
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	50	49,159
4.80%, 09/01/20	100	100,567
6.75%, 02/01/21	50	52,339
ONEOK Inc.,
4.25%, 02/01/22 (Call 11/01/21)	192	194,986
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 08/31/18)	100	101,840
Phillips 66 Partners LP,
2.65%, 02/15/20 (Call 01/15/20)	75	74,239
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	220	217,668
3.65%, 06/01/22 (Call 03/01/22)	58	57,118
5.00%, 02/01/21 (Call 11/01/20)	155	158,825
5.75%, 01/15/20	125	128,887
Rockies Express Pipeline LLC,
5.63%, 04/15/20(b)	150	154,254
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	522,755
5.63%, 04/15/23 (Call 01/15/23)	200	213,240
6.25%, 03/15/22 (Call 12/15/21)	300	323,712
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 07/15/22 (Call 08/16/18)	100	98,519
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.,
4.40%, 06/15/21 (Call 03/15/21)	150	152,799
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 08/15/22 (Call 08/31/18)	75	74,544
Sunoco Logistics Partners Operations LP,
4.40%, 04/01/21 (Call 03/01/21)	260	264,126
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/18)	150	150,072
5.25%, 05/01/23 (Call 08/31/18)	150	151,179
TransCanada PipeLines Ltd.
2.50%, 08/01/22	92	88,472
3.80%, 10/01/20	225	227,671
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	150	148,887
5.38%, 06/01/21 (Call 03/01/21)	25	25,897
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	150	146,638
7.88%, 09/01/21	100	111,221
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	196,548
3.60%, 03/15/22 (Call 01/15/22)	874	870,749
4.00%, 11/15/21 (Call 08/15/21)	110	110,978
5.25%, 03/15/20	325	334,675

		14,270,250
REAL ESTATE — 0.5%
Agile Group Holdings Ltd.,
9.00%, 05/21/20 (Call 08/30/18)(d)	200	208,926
Alpha Star Holding III Ltd.,
6.25%, 04/20/22(d)	400	383,748
Central Plaza Development Ltd.,
3.88%, 01/30/21(d)	400	389,620
China Evergrande Group
6.25%, 06/28/21(d)	211	204,138
7.50%, 06/28/23 (Call 06/28/20)(d)	200	184,320
8.25%, 03/23/22 (Call 03/23/20)(d)	400	394,496
China Merchants Land Ltd.,
4.02%, 12/11/18(d)	200	200,508

Security	Par (000)	Value
China Overseas Finance Cayman V Ltd.,
Series A,
3.95%, 11/15/22(d)	$800	$789,880
China SCE Property Holdings Ltd.,
5.88%, 03/10/22 (Call 03/10/20)(d)	200	183,186
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(d)	300	283,665
7.50%, 03/09/20 (Call 08/30/18)(d)	200	204,346
Crescent Communities LLC/Crescent Ventures Inc.,
8.88%, 10/15/21 (Call 08/01/18)(b)	56	59,155
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21(d)	200	194,018
2.90%, 07/05/22(d)	600	576,630
Dar Al-Arkan Sukuk Co. Ltd.,
6.88%, 04/10/22(d)	200	192,794
Double Rosy Ltd.,
3.63%, 11/18/19(d)	200	198,708
Easy Tactic Ltd.,
5.75%, 01/13/22 (Call 01/13/20)(d)	200	182,516
Ezdan Sukuk Co. Ltd.,
4.88%, 04/05/22(d)	700	581,014
Fantasia Holdings Group Co. Ltd.,
7.38%, 10/04/21 (Call 10/04/19)(d)	200	167,088
Franshion Brilliant Ltd.,
5.75%, (Call 01/17/22),
(5 year USD Swap + 3.859%)(a)(d)(f)(g)	200	182,236
Greentown China Holdings Ltd.,
5.88%, 08/11/20 (Call 08/30/18)(d)	200	199,286
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.50%, 06/01/22(d)	400	411,620
Kaisa Group Holdings Ltd.,
8.50%, 06/30/22 (Call 06/30/20)(d)	200	170,710
KWG Property Holding Ltd.,
8.98%, 01/14/19 (Call 08/30/18)(d)	200	202,948
Leading Affluence Ltd.,
4.50%, 01/24/23(d)	200	187,344
Mitsui Fudosan Co. Ltd.,
2.95%, 01/23/23 (Call 12/23/22)(b)	200	194,400
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.13%, 03/20/22 (Call 02/20/22)(b)	750	737,280
Poly Real Estate Finance Ltd.,
5.25%, 04/25/19(d)	200	201,652
Qatari Diar Finance QSC,
5.00%, 07/21/20(b)	300	308,406
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19(b)	75	75,272
4.88%, 06/01/23 (Call 03/01/23)(b)	100	93,084
5.25%, 12/01/21 (Call 08/31/18)(b)(c)	110	110,130
Shimao Property Holdings Ltd.,
8.38%, 02/10/22 (Call 02/10/19)(d)	400	421,164
Shui On Development Holding Ltd.,
6.40%, (Call 06/20/22),
(5 year CMT + 7.627%)(a)(d)(f)(g)	200	187,960
Sino-Ocean Land Treasure Finance II Ltd.,
4.45%, 02/04/20(d)	200	199,848
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)(a)(d)(g)	200	199,874
3.63%, 01/16/23(d)	400	397,896
Sunac China Holdings Ltd.,
7.95%, 08/08/22 (Call 08/08/20)(d)	200	192,290
Vanke Real Estate Hong Kong Co. Ltd.,
4.15%, 04/18/23(d)	400	392,084

		10,644,240
REAL ESTATE INVESTMENT TRUSTS — 0.5%
American Campus Communities Operating Partnership LP,
3.35%, 10/01/20 (Call 09/01/20)	25	24,905
American Tower Corp.
2.25%, 01/15/22	362	346,666
2.80%, 06/01/20 (Call 05/01/20)	300	296,919
3.00%, 06/15/23	200	191,882
3.30%, 02/15/21 (Call 01/15/21)	185	184,084

111

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.45%, 09/15/21	$25	$24,927
4.70%, 03/15/22	175	180,350
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	25	25,125
4.13%, 05/15/21 (Call 02/15/21)	190	193,194
5.88%, 10/15/19 (Call 07/15/19)	400	410,388
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	140	138,789
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	100	100,596
5.00%, 10/15/22 (Call 07/15/22)	45	44,926
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	325	311,880
3.40%, 02/15/21 (Call 01/15/21)	150	149,499
4.88%, 04/15/22	250	257,800
5.25%, 01/15/23	270	283,376
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	149,757
3.63%, 10/01/22 (Call 07/03/22)	200	198,560
Duke Realty LP,
4.38%, 06/15/22 (Call 03/15/22)	50	51,259
EPR Properties,
5.75%, 08/15/22 (Call 05/15/22)	235	246,362
Equinix Inc.
5.38%, 01/01/22 (Call 08/31/18)	155	160,231
5.38%, 04/01/23 (Call 08/31/18)	194	198,997
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	377	390,010
4.75%, 07/15/20 (Call 04/15/20)	150	153,705
GEO Group Inc. (The),
5.88%, 01/15/22 (Call 08/31/18)	73	73,926
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	9	9,020
4.00%, 07/15/22 (Call 06/15/22)	100	98,848
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	258	255,139
4.00%, 12/01/22 (Call 10/01/22)	150	150,342
Healthcare Trust of America Holdings LP,
2.95%, 07/01/22 (Call 06/01/22)	25	24,145
Hospitality Properties Trust,
5.00%, 08/15/22 (Call 02/15/22)	150	154,441
Host Hotels & Resorts LP,
5.25%, 03/15/22 (Call 12/15/21)	75	78,028
Iron Mountain Inc.,
4.38%, 06/01/21 (Call 08/13/18)(b)	100	100,129
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	70	69,564
5.25%, 09/15/22 (Call 09/15/19)	100	97,506
6.00%, 04/01/22 (Call 04/01/19)	100	100,292
6.50%, 07/01/21 (Call 08/31/18)	100	102,089
Kilroy Realty LP,
3.80%, 01/15/23 (Call 10/15/22)	20	19,779
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	300	296,883
6.88%, 10/01/19	50	52,098
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	50	44,366
4.50%, 04/18/22 (Call 01/18/22)	50	48,580
Public Storage,
2.37%, 09/15/22 (Call 08/15/22)	350	335,968
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 08/31/18)	100	100,935
5.00%, 04/15/23 (Call 08/31/18)	100	99,704
Sabra Health Care LP/Sabra Capital Corp.,
5.50%, 02/01/21 (Call 08/31/18)	300	304,728

Security	Par (000)	Value
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	$175	$169,738
4.88%, 07/15/22 (Call 08/31/18)	150	149,647
Scentre Group Trust 1/Scentre Group Trust 2,
2.38%, 11/05/19 (Call 10/06/19)(b)	100	98,849
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	75	74,501
4.15%, 02/01/22 (Call 12/01/21)	75	74,450
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	25	24,116
2.50%, 07/15/21 (Call 04/15/21)	350	341,512
2.63%, 06/15/22 (Call 03/15/22)	450	436,995
2.75%, 02/01/23 (Call 11/01/22)	20	19,316
3.38%, 03/15/22 (Call 12/15/21)	75	74,856
4.13%, 12/01/21 (Call 09/01/21)	360	366,980
4.38%, 03/01/21 (Call 12/01/20)	275	282,023
SL Green Operating Partnership LP,
3.25%, 10/15/22 (Call 09/15/22)	8	7,753
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	130	127,185
5.00%, 12/15/21 (Call 09/15/21)	175	177,207
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.00%, 04/15/23 (Call 08/31/18)(b)	125	120,628
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	100	99,031
4.75%, 06/01/21 (Call 03/01/21)	125	128,575
VEREIT Operating Partnership LP,
4.13%, 06/01/21 (Call 05/01/21)	85	86,002
Vornado Realty LP,
5.00%, 01/15/22 (Call 10/15/21)	250	259,280
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	25	26,132
6.13%, 04/15/20	25	26,118

		10,501,591
RETAIL — 0.8%
1011778 BC ULC/New Red Finance Inc.,
4.63%, 01/15/22 (Call 08/31/18)(b)	325	324,376
Alimentation Couche-Tard Inc.,
2.70%, 07/26/22 (Call 06/26/22)(b)	100	96,144
AutoNation Inc.,
3.35%, 01/15/21 (Call 12/15/20)	45	44,669
Banco de Credito del Peru/Panama,
6.88%, 09/16/26(a)(d)(g)	400	432,264
Banco Nacional de Comercio Exterior SNC,
3.80%, 08/11/26(a)(d)(g)	200	195,762
Bank Nederlandse Gemeenten NV,
2.50%, 01/23/23(b)	500	487,959
Best Buy Co. Inc.,
5.50%, 03/15/21 (Call 12/15/20)	30	31,326
Carrols Restaurant Group Inc.,
8.00%, 05/01/22 (Call 08/31/18)	82	85,599
CEC Entertainment Inc.,
8.00%, 02/15/22 (Call 08/31/18)	50	44,923
Conn’s Inc.,
7.25%, 07/15/22 (Call 08/31/18)	75	74,693
Costco Wholesale Corp.
1.70%, 12/15/19	565	557,113
2.15%, 05/18/21 (Call 04/18/21)	89	87,021
2.30%, 05/18/22 (Call 04/18/22)	318	308,619
Dollar Tree Inc.,
3.70%, 05/15/23 (Call 04/15/23)	200	198,424
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.,
8.00%, 06/01/21 (Call 08/31/18)(b)(c)	75	76,091
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/18)(c)	100	91,940
6.75%, 01/15/22 (Call 08/31/18)(c)	100	89,653
6.75%, 06/15/23 (Call 06/15/19)(c)	100	86,619

112

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.63%, 06/15/20 (Call 08/31/18)	$105	$101,966
GameStop Corp.
5.50%, 10/01/19 (Call 08/31/18)(b)	50	50,160
6.75%, 03/15/21 (Call 08/31/18)(b)(c)	125	127,130
Gap Inc. (The),
5.95%, 04/12/21 (Call 01/12/21)	275	287,873
Group 1 Automotive Inc.,
5.00%, 06/01/22 (Call 08/31/18)	150	148,359
Guitar Center Escrow Issuer Inc.,
9.50%, 10/15/21 (Call 03/15/19)(b)(c)(k)	100	97,914
Home Depot Inc. (The)
1.80%, 06/05/20	50	49,043
2.00%, 04/01/21 (Call 03/01/21)	625	609,294
2.63%, 06/01/22 (Call 05/01/22)	1,450	1,428,206
4.40%, 04/01/21 (Call 01/01/21)	60	62,023
Hot Topic Inc.,
9.25%, 06/15/21 (Call 08/31/18)(b)	50	48,500
J Crew Brand LLC/J Crew Brand Corp.,
13.00%, 09/15/21(b)	50	58,500
JC Penney Corp. Inc.,
8.13%, 10/01/19	13	13,438
L Brands Inc.
5.63%, 02/15/22	250	254,680
6.63%, 04/01/21	250	263,822
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	200	199,018
4.63%, 04/15/20 (Call 10/15/19)	175	178,601
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)	50	49,615
3.88%, 01/15/22 (Call 10/15/21)	430	427,085
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	150	147,811
2.63%, 01/15/22	341	333,048
2.75%, 12/09/20 (Call 11/09/20)	425	421,761
3.50%, 07/15/20	10	10,085
3.63%, 05/20/21	100	101,096
Men’s Wearhouse Inc. (The),
7.00%, 07/01/22 (Call 08/31/18)(c)	95	97,635
Michaels Stores Inc.,
5.88%, 12/15/20 (Call 08/31/18)(b)	100	100,795
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(b)	125	78,857
Nordstrom Inc.,
4.75%, 05/01/20	165	169,618
Penske Automotive Group Inc.
3.75%, 08/15/20	75	74,082
5.75%, 10/01/22 (Call 08/31/18)	125	127,765
PetSmart Inc.,
7.13%, 03/15/23 (Call 08/31/18)(b)	350	238,871
PF Chang’s China Bistro Inc.,
10.25%, 06/30/20 (Call 08/31/18)(b)	15	14,099
QVC Inc.
4.38%, 03/15/23	185	182,471
5.13%, 07/02/22	175	177,908
Reliance Intermediate Holdings LP,
6.50%, 04/01/23 (Call 08/31/18)(b)	19	19,704
Rite Aid Corp.,
6.13%, 04/01/23 (Call 08/31/18)(b)	375	377,827
Sonic Automotive Inc.,
5.00%, 05/15/23 (Call 08/31/18)	50	47,192
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	575	559,153
2.20%, 11/22/20	155	151,632
3.10%, 03/01/23 (Call 02/01/23)	50	49,107
Tapestry Inc.,
3.00%, 07/15/22 (Call 06/15/22)	170	164,062
Target Corp.
2.90%, 01/15/22	285	283,638
3.88%, 07/15/20	156	158,680

Security	Par (000)	Value
TJX Companies Inc. (The),
2.75%, 06/15/21 (Call 04/15/21)	$100	$99,081
Walgreen Co.,
3.10%, 09/15/22	100	97,820
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,100	1,095,919
3.30%, 11/18/21 (Call 09/18/21)	375	373,455
Walmart Inc.
1.75%, 10/09/19	450	445,099
2.35%, 12/15/22 (Call 11/15/22)	30	28,905
2.55%, 04/11/23 (Call 01/11/23)	20	19,362
3.13%, 06/23/21	370	371,014
3.40%, 06/26/23 (Call 05/26/23)	985	989,698
3.63%, 07/08/20	200	202,986
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	150	148,549
3.88%, 11/01/20 (Call 08/01/20)	100	100,291

		15,827,498
SAVINGS & LOANS — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(g)	300	293,871
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(g)	200	200,340

		494,211
SEMICONDUCTORS — 0.4%
Advanced Micro Devices Inc.,
7.50%, 08/15/22	125	139,270
Amkor Technology Inc.
6.38%, 10/01/22 (Call 08/31/18)	70	71,323
6.63%, 06/01/21 (Call 08/23/18)(c)	69	69,146
Analog Devices Inc.,
2.95%, 01/12/21	95	94,037
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	175	173,199
4.30%, 06/15/21	185	191,209
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	200	197,404
2.65%, 01/15/23 (Call 12/15/22)	275	258,508
3.00%, 01/15/22 (Call 12/15/21)	860	835,206
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	120	115,865
1.85%, 05/11/20	200	196,652
2.35%, 05/11/22 (Call 04/11/22)	104	101,042
2.45%, 07/29/20	875	867,764
2.70%, 12/15/22	40	39,140
3.10%, 07/29/22	10	9,969
3.30%, 10/01/21	345	347,608
KLA-Tencor Corp.,
4.13%, 11/01/21 (Call 09/01/21)	40	40,620
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,630
2.80%, 06/15/21 (Call 05/15/21)	75	73,718
Microchip Technology Inc.
3.92%, 06/01/21(b)	75	75,043
4.33%, 06/01/23 (Call 05/01/23)(b)	300	300,735
NVIDIA Corp.,
2.20%, 09/16/21 (Call 08/16/21)	337	326,755
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	200	198,032
4.13%, 06/01/21(b)	200	200,636
4.63%, 06/15/22(b)	200	202,438
4.63%, 06/01/23(b)	200	202,190
QUALCOMM Inc.
2.25%, 05/20/20	300	295,419
2.60%, 01/30/23 (Call 12/30/22)	50	47,753
3.00%, 05/20/22	2,000	1,964,180

113

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas Instruments Inc.,
2.75%, 03/12/21 (Call 02/12/21)	$15	$14,928

		7,699,419
SOFTWARE — 0.6%
ACI Worldwide Inc.,
6.38%, 08/15/20 (Call 08/31/18)(b)	25	25,026
Blackboard Inc.,
9.75%, 10/15/21 (Call 08/31/18)(b)(c)	25	19,866
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(b)	345	353,325
CA Inc.,
3.60%, 08/15/22 (Call 07/15/22)	70	69,079
CDK Global Inc.,
3.80%, 10/15/19 (Call 09/15/19)	50	50,073
CURO Financial Technologies Corp.,
12.00%, 03/01/22 (Call 03/01/19)(b)	65	70,405
Dun & Bradstreet Corp. (The),
4.63%, 12/01/22 (Call 09/01/22)	100	99,388
Electronic Arts Inc.,
3.70%, 03/01/21 (Call 02/01/21)	75	75,682
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	175	168,392
3.63%, 10/15/20 (Call 09/15/20)	450	452,529
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	200	198,160
3.50%, 10/01/22 (Call 07/01/22)	100	99,543
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK),
7.13%, 05/01/21 (Call 08/31/18)(b)(e)	175	176,806
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/18)(b)	100	101,319
6.50%, 05/15/22 (Call 08/16/18)	370	374,995
IQVIA Inc.,
4.88%, 05/15/23 (Call 08/31/18)(b)	200	202,896
Microsoft Corp.
1.10%, 08/08/19	550	542,228
1.55%, 08/08/21 (Call 07/08/21)	1,200	1,152,432
1.85%, 02/12/20 (Call 01/12/20)	355	350,410
2.00%, 11/03/20 (Call 10/03/20)	650	638,345
2.13%, 11/15/22	225	216,860
2.38%, 02/12/22 (Call 01/12/22)	265	259,037
2.40%, 02/06/22 (Call 01/06/22)	305	298,439
2.65%, 11/03/22 (Call 09/03/22)	130	127,782
3.00%, 10/01/20	125	125,585
4.00%, 02/08/21	20	20,535
Nuance Communications Inc.,
5.38%, 08/15/20 (Call 08/31/18)(b)	66	66,009
Open Text Corp.,
5.63%, 01/15/23 (Call 08/31/18)(b)	200	205,226
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	820	791,882
2.25%, 10/08/19	558	555,182
2.50%, 05/15/22 (Call 03/15/22)	2,125	2,070,749
2.50%, 10/15/22	580	562,977
2.63%, 02/15/23 (Call 01/15/23)	400	388,772
2.80%, 07/08/21	260	258,830
3.88%, 07/15/20	175	178,255
Riverbed Technology Inc.,
8.88%, 03/01/23 (Call 08/31/18)(b)(c)	100	93,364
TIBCO Software Inc.,
11.38%, 12/01/21 (Call 08/31/18)(b)	100	107,971
Veritas U.S. Inc./Veritas Bermuda Ltd.,
7.50%, 02/01/23 (Call 02/01/19)(b)	200	189,532
VMware Inc.
2.30%, 08/21/20	90	87,998
2.95%, 08/21/22 (Call 07/21/22)	1,080	1,043,960

		12,869,844

Security	Par (000)	Value
STORAGE & WAREHOUSING — 0.0%
Algeco Global Finance PLC,
8.00%, 02/15/23 (Call 02/15/20)(b)	$200	$204,796

TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV
3.13%, 07/16/22	250	244,172
5.00%, 03/30/20	700	716,660
Anixter Inc.
5.13%, 10/01/21	100	102,394
5.50%, 03/01/23	100	103,601
5.63%, 05/01/19	50	50,867
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	1,530	1,509,421
2.80%, 02/17/21 (Call 01/17/21)	775	763,716
3.00%, 02/15/22	420	410,911
3.00%, 06/30/22 (Call 04/30/22)	200	194,920
3.20%, 03/01/22 (Call 02/01/22)	550	541,315
3.60%, 02/17/23 (Call 12/17/22)	400	396,620
3.80%, 03/15/22	710	712,478
3.88%, 08/15/21	597	602,779
4.45%, 05/15/21	131	134,229
4.60%, 02/15/21 (Call 11/15/20)	50	51,308
5.00%, 03/01/21	200	207,380
5.20%, 03/15/20	400	412,524
5.88%, 10/01/19	350	361,375
Bharti Airtel International Netherlands BV,
5.13%, 03/11/23(d)	400	400,836
CenturyLink Inc.
Series Q,
6.15%, 09/15/19	50	51,251
Series S,
6.45%, 06/15/21	360	371,700
Series T,
5.80%, 03/15/22	275	275,319
Series V,
5.63%, 04/01/20	200	204,632
Cisco Systems Inc.
1.40%, 09/20/19	250	246,540
1.85%, 09/20/21 (Call 08/20/21)	740	714,241
2.20%, 02/28/21	1,010	990,820
2.45%, 06/15/20	975	966,644
2.90%, 03/04/21	60	59,828
3.00%, 06/15/22	75	74,596
4.45%, 01/15/20	335	342,735
Colombia Telecomunicaciones SA ESP,
8.50%, 12/29/49(a)(d)(f)(g)	100	104,620
CommScope Inc.,
5.00%, 06/15/21 (Call 08/13/18)(b)	210	211,063
Consolidated Communications Inc.,
6.50%, 10/01/22 (Call 08/31/18)(c)	150	140,255
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(b)	250	238,070
2.82%, 01/19/22 (Call 12/19/21)(b)	150	145,922
Digicel Group Ltd.,
8.25%, 09/30/20 (Call 08/30/18)(d)	400	291,804
Digicel Ltd.,
6.75%, 03/01/23 (Call 08/15/18)(c)(d)	600	517,464
Frontier Communications Corp.
7.13%, 03/15/19	75	75,390
7.13%, 01/15/23	175	126,868
8.13%, 10/01/18	50	50,089
8.75%, 04/15/22	125	105,759
10.50%, 09/15/22 (Call 06/15/22)	475	431,566
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.,
12.50%, 07/01/22 (Call 07/01/19)(b)(c)	141	149,452
GTH Finance BV,
6.25%, 04/26/20 (Call 01/26/20)(d)	200	204,972
HC2 Holdings Inc.,
11.00%, 12/01/19 (Call 08/31/18)(b)(c)	100	101,569

114

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hughes Satellite Systems Corp.,
7.63%, 06/15/21	$225	$241,240
Inmarsat Finance PLC,
4.88%, 05/15/22 (Call 08/31/18)(b)	200	198,082
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(b)(c)	164	164,200
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/31/18)	450	451,930
7.50%, 04/01/21 (Call 08/31/18)	240	240,960
9.50%, 09/30/22(b)	100	115,508
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)(c)	400	379,880
8.13%, 06/01/23 (Call 09/17/18)	200	169,508
Iridium Communications Inc.,
10.25%, 04/15/23 (Call 04/15/20)(b)	85	91,853
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/18)	150	148,350
5.38%, 08/15/22 (Call 08/31/18)	195	195,940
5.63%, 02/01/23 (Call 08/31/18)	121	121,908
6.13%, 01/15/21 (Call 08/31/18)	150	151,188
Level 3 Parent LLC,
5.75%, 12/01/22 (Call 08/31/18)	100	100,377
Motorola Solutions Inc.
3.50%, 09/01/21	50	49,565
3.50%, 03/01/23	20	19,382
3.75%, 05/15/22	188	187,184
Nokia OYJ
3.38%, 06/12/22	125	120,934
5.38%, 05/15/19	85	86,460
Ooredoo International Finance Ltd.,
3.25%, 02/21/23(b)	400	390,652
Ooredoo Tamweel Ltd.,
3.04%, 12/03/18(d)	200	199,984
Orange SA
1.63%, 11/03/19	430	422,686
4.13%, 09/14/21	90	91,810
Plantronics Inc.,
5.50%, 05/31/23 (Call 08/31/18)(b)	100	99,792
Qwest Corp.,
6.75%, 12/01/21	225	239,627
Sable International Finance Ltd.,
6.88%, 08/01/22 (Call 08/31/18)(b)	200	208,696
Sprint Capital Corp.,
6.90%, 05/01/19	334	341,331
Sprint Communications Inc.
6.00%, 11/15/22	500	506,415
7.00%, 03/01/20(b)	150	155,788
7.00%, 08/15/20	300	313,446
11.50%, 11/15/21	200	235,512
Sprint Corp.,
7.25%, 09/15/21	460	483,446
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
3.36%, 03/20/23(b)	203	202,101
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	250	246,080
Telefonica Emisiones SAU
5.13%, 04/27/20	795	819,120
5.46%, 02/16/21	340	356,058
T-Mobile USA Inc.,
4.00%, 04/15/22 (Call 03/16/22)	125	123,563
Trilogy International Partners LLC/Trilogy International Finance Inc.,
8.88%, 05/01/22 (Call 05/01/19)(b)	25	25,301
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(d)	250	243,757
7.50%, 03/01/22(d)	400	431,316
Verizon Communications Inc.
1.75%, 08/15/21	200	191,676
2.45%, 11/01/22 (Call 08/01/22)	90	86,080
2.95%, 03/15/22	2,343	2,301,857
3.00%, 11/01/21 (Call 09/01/21)(c)	464	460,492
3.13%, 03/16/22	110	108,750

Security	Par (000)	Value
3.45%, 03/15/21	$127	$127,686
3.50%, 11/01/21	324	325,322
Vodafone Group PLC
2.50%, 09/26/22	115	110,215
2.95%, 02/19/23	350	337,904
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20 (Call 08/31/18)(c)	75	67,397
8.75%, 12/15/24 (Call 12/15/22)(b)	159	102,549
WTT Investment Ltd./Hong Kong,
5.50%, 11/21/22 (Call 11/21/20)(b)	200	193,950
Xplornet Communications Inc. (10.63% PIK),
9.63%, 06/01/22 (Call 06/01/19)(b)(e)	33	34,084

		28,929,567
TEXTILES — 0.0%
Cintas Corp. No. 2,
2.90%, 04/01/22 (Call 03/01/22)	250	244,655

TOYS, GAMES & HOBBIES — 0.0%
Mattel Inc.,
2.35%, 08/15/21 (Call 07/15/21)	100	90,715

TRANSPORTATION — 0.3%
AP Moller - Maersk A/S,
2.88%, 09/28/20(b)	100	98,460
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	50	49,556
3.05%, 09/01/22 (Call 06/01/22)	375	371,374
4.70%, 10/01/19	30	30,619
Canadian National Railway Co.,
2.40%, 02/03/20	50	49,552
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	201,814
4.25%, 06/01/21 (Call 03/01/21)	375	384,026
FedEx Corp.
2.30%, 02/01/20	340	337,277
2.63%, 08/01/22	171	166,138
Global Ship Lease Inc.,
9.88%, 11/15/22 (Call 11/15/19)(b)	200	199,040
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 08/31/18)	50	36,750
5.88%, 04/01/20 (Call 08/31/18)(c)	50	39,756
Kenan Advantage Group Inc. (The),
7.88%, 07/31/23 (Call 08/31/18)(b)	100	102,183
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.,
8.13%, 11/15/21 (Call 08/31/18)(b)	135	110,985
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.,
7.38%, 01/15/22 (Call 08/31/18)(b)	135	107,089
Neovia Logistics Services LLC/SPL Logistics Finance Corp.,
8.88%, 08/01/20 (Call 08/31/18)(b)	100	87,750
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	37	36,519
3.25%, 12/01/21 (Call 09/01/21)	284	282,912
Norfolk Southern Railway Co.,
9.75%, 06/15/20	100	111,671
Russian Railways via RZD Capital PLC,
5.70%, 04/05/22(d)	400	414,644
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	190	183,076
2.45%, 09/03/19 (Call 08/03/19)	360	357,437
2.50%, 09/01/22 (Call 08/01/22)	25	23,904
3.40%, 03/01/23 (Call 02/01/23)	200	197,348
Teekay Corp.,
8.50%, 01/15/20	100	104,105
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	98,482
3.20%, 06/08/21	100	99,932
3.50%, 06/08/23 (Call 05/08/23)	40	40,020
4.16%, 07/15/22 (Call 04/15/22)	182	187,578

115

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
United Parcel Service Inc.
2.05%, 04/01/21	$200	$194,866
2.35%, 05/16/22 (Call 04/16/22)	275	266,546
2.45%, 10/01/22	565	546,971
3.13%, 01/15/21	270	270,794
United Parcel Service of America Inc.,
8.38%, 04/01/20	50	54,263
Watco Companies LLC/Watco Finance Corp.,
6.38%, 04/01/23 (Call 08/31/18)(b)	50	50,887
XPO Logistics Inc.,
6.50%, 06/15/22 (Call 08/31/18)(b)	244	250,920

		6,145,244
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	45	43,573
3.88%, 05/01/23 (Call 04/01/23)(b)	150	148,724
6.75%, 04/06/21(b)	250	269,342
Avolon Holdings Funding Ltd.,
5.50%, 01/15/23 (Call 12/15/22)(b)	100	99,807
CMBLEMTN 1 Ltd.,
2.63%, 11/29/19(d)	200	196,432
DAE Funding LLC,
4.50%, 08/01/22 (Call 08/01/19)(c)(d)	150	147,750
Fly Leasing Ltd.,
6.38%, 10/15/21 (Call 08/31/18)	200	206,930
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (Call 03/15/20)(b)	125	130,005
GATX Corp.,
2.60%, 03/30/20 (Call 02/28/20)	50	49,294
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	75	72,838
4.50%, 03/15/23 (Call 02/15/23)(b)	200	191,674
5.25%, 08/15/22(b)	375	375,675
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	300	283,464
3.05%, 01/09/20 (Call 12/09/19)(b)	330	328,564
3.38%, 02/01/22 (Call 12/01/21)(b)	325	320,044
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	300	288,747
4.13%, 07/15/23 (Call 06/15/23)(b)	250	249,805

		3,402,668

TOTAL CORPORATE BONDS & NOTES — 36.2%
(Cost: $770,654,742)		760,147,146

FOREIGN GOVERNMENT OBLIGATIONS(m)

ARGENTINA — 0.2%
Argentine Republic Government International Bond
4.63%, 01/11/23	650	586,112
5.63%, 01/26/22	758	721,760
6.25%, 04/22/19	300	301,950
6.88%, 04/22/21	1,200	1,202,952
Autonomous City of Buenos Aires Argentina,
8.95%, 02/19/21(d)	200	204,514
Provincia de Buenos Aires/Argentina
6.50%, 02/15/23(d)	200	183,020
9.95%, 06/09/21(d)	150	153,012
10.88%, 01/26/21(d)	200	207,498

		3,560,818
BAHRAIN — 0.0%
Bahrain Government International Bond
5.50%, 03/31/20(b)	200	198,748
5.88%, 01/26/21(d)	200	198,504
6.13%, 07/05/22(b)	400	393,056

		790,308

Security	Par (000)	Value
BELARUS — 0.0%
Republic of Belarus International Bond,
6.88%, 02/28/23(d)	$200	$209,260

BOLIVIA — 0.0%
Bolivian Government International Bond,
4.88%, 10/29/22(d)	200	201,070

BRAZIL — 0.1%
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 07/12/20(d)	200	207,442
Brazilian Government International Bond
2.63%, 01/05/23	1,000	928,360
4.88%, 01/22/21	300	307,476

		1,443,278
CANADA — 0.7%
Canada Government International Bond,
2.00%, 11/15/22	175	168,586
Export Development Canada
1.00%, 09/13/19	85	83,466
1.38%, 10/21/21	250	237,973
1.50%, 05/26/21	300	288,588
1.63%, 01/17/20	945	930,003
1.75%, 08/19/19	350	346,801
1.75%, 07/21/20(c)	770	754,638
2.00%, 11/30/20	470	461,065
2.00%, 05/17/22	325	313,339
2.50%, 01/24/23	250	244,788
Ontario Teachers’ Finance Trust
2.13%, 09/19/22(b)	500	479,365
2.75%, 04/16/21(b)	600	594,693
Province of Alberta Canada
1.90%, 12/06/19	650	642,103
2.20%, 07/26/22	339	326,443
Province of British Columbia Canada
2.00%, 10/23/22	695	664,927
2.65%, 09/22/21	265	261,852
Province of Manitoba Canada
2.05%, 11/30/20	400	391,604
2.10%, 09/06/22	320	306,150
2.13%, 05/04/22	125	120,149
Province of Ontario Canada
1.65%, 09/27/19	350	345,601
1.88%, 05/21/20	545	535,016
2.20%, 10/03/22	114	109,466
2.25%, 05/18/22	705	681,178
2.40%, 02/08/22	325	316,609
2.45%, 06/29/22(c)	100	97,247
2.50%, 09/10/21	505	495,536
2.55%, 02/12/21	1,750	1,728,632
4.00%, 10/07/19	380	385,301
4.40%, 04/14/20	380	389,439
Province of Quebec Canada
2.38%, 01/31/22	475	463,386
2.63%, 02/13/23	250	244,140
2.75%, 08/25/21	200	197,976
3.50%, 07/29/20	684	691,770

		14,297,830
CHILE — 0.1%
Chile Government International Bond
3.25%, 09/14/21	700	699,867
3.88%, 08/05/20	514	523,026

		1,222,893

116

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CHINA — 0.2%
China Government International Bond,
2.13%, 11/02/22(d)	$800	$770,192
Export-Import Bank of China (The)
2.00%, 04/26/21(d)	200	192,016
2.50%, 07/31/19(d)	200	198,552
2.63%, 03/14/22(d)	600	580,050
2.75%, 11/28/22(d)	1,400	1,349,992

		3,090,802
COLOMBIA — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	300	286,239
4.38%, 07/12/21	650	665,704
11.75%, 02/25/20	610	688,220

		1,640,163
COSTA RICA — 0.0%
Costa Rica Government International Bond,
4.25%, 01/26/23(d)	200	193,558

CROATIA — 0.1%
Croatia Government International Bond
5.50%, 04/04/23(d)	686	730,117
6.38%, 03/24/21(d)	700	745,549
6.63%, 07/14/20(d)	200	210,998

		1,686,664
DENMARK — 0.1%
Kommunekredit
1.63%, 06/12/20(d)	500	488,715
2.25%, 01/08/21(d)	600	590,184
2.25%, 11/16/22(d)	500	483,815

		1,562,714
DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond,
7.50%, 05/06/21(d)	600	633,174

ECUADOR — 0.1%
Ecuador Government International Bond
8.75%, 06/02/23(d)	200	200,074
10.50%, 03/24/20(d)	200	210,738
10.75%, 03/28/22(d)	650	703,319

		1,114,131
EGYPT — 0.1%
Egypt Government International Bond
5.75%, 04/29/20(d)	200	203,782
6.13%, 01/31/22(d)	800	811,112

		1,014,894
EL SALVADOR — 0.0%
El Salvador Government International Bond,
7.75%, 01/24/23(d)	400	423,552

FINLAND — 0.0%
Finland Government International Bond,
1.75%, 09/10/19(b)	200	198,128
Municipality Finance PLC,
2.88%, 03/07/23(b)	400	396,356

		594,484
FRANCE — 0.2%
Agence Francaise de Developpement
1.63%, 01/21/20(d)	500	490,890
1.88%, 09/14/20(d)	800	781,472
Caisse d’Amortissement de la Dette Sociale
1.88%, 02/12/22(b)	500	479,595
2.00%, 03/22/21(b)	1,250	1,217,662
SFIL SA,
2.00%, 06/30/20(d)	800	784,488

Security	Par (000)	Value
SNCF Reseau EPIC,
2.00%, 10/13/20(d)	$700	$684,411

		4,438,518
GERMANY — 0.2%
FMS Wertmanagement
1.00%, 08/16/19	200	196,642
1.38%, 06/08/21	500	478,755
1.75%, 01/24/20	750	739,342
1.75%, 03/17/20	240	236,026
1.75%, 05/15/20(d)	600	589,080
2.00%, 08/01/22	540	519,977
2.75%, 03/06/23	500	494,055
State of North Rhine-Westphalia Germany
1.25%, 09/16/19(d)	300	295,107
1.63%, 01/22/20(d)	500	491,300
State of Saxony-Anhalt,
1.38%, 10/15/19(d)	700	687,687

		4,727,971
GUATEMALA — 0.0%
Guatemala Government Bond,
5.75%, 06/06/22(d)	200	209,810

HONDURAS — 0.0%
Honduras Government International Bond,
8.75%, 12/16/20(d)	200	219,232

HUNGARY — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	479,624
6.25%, 01/29/20	400	418,460
6.38%, 03/29/21	970	1,040,276
Magyar Export-Import Bank Zrt,
4.00%, 01/30/20(d)	200	200,116

		2,138,476
INDIA — 0.1%
Export-Import Bank of India
2.75%, 04/01/20(d)	600	589,470
3.13%, 07/20/21(d)	200	194,858
4.00%, 01/14/23(d)	600	593,634

		1,377,962
INDONESIA — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	540	517,666
3.38%, 04/15/23(d)	646	627,912
3.75%, 04/25/22(d)	250	249,687
4.88%, 05/05/21(d)	400	412,992
5.88%, 03/13/20(d)	350	364,875
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(d)	1,100	1,080,783
3.75%, 03/01/23(d)	200	197,096

		3,451,011
IRAQ — 0.0%
Iraq International Bond,
6.75%, 03/09/23(d)	300	298,986

ISRAEL — 0.0%
Israel Government International Bond,
4.00%, 06/30/22	700	716,233

JAPAN — 0.2%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	250	238,040
2.50%, 10/18/22(d)	700	678,559
Japan Bank for International Cooperation
1.50%, 07/21/21	500	476,405
1.88%, 04/20/21	300	290,121

117

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.13%, 07/21/20	$500	$491,345
2.13%, 11/16/20	400	391,536
2.38%, 07/21/22	500	483,900
2.38%, 11/16/22	500	482,465
2.50%, 06/01/22	740	720,383
Japan Finance Organization for Municipalities,
4.00%, 01/13/21	100	101,843

		4,354,597
JERSEY — 0.1%
IDB Trust Services Ltd.
1.78%, 03/10/21(d)	500	482,250
1.83%, 03/12/20(d)	250	245,082
2.26%, 12/07/21(d)	400	387,520

		1,114,852
KAZAKHSTAN — 0.0%
KazAgro National Management Holding JSC,
4.63%, 05/24/23(d)	250	244,930

KUWAIT — 0.1%
Kuwait International Government Bond,
2.75%, 03/20/22(d)	1,100	1,073,941

LEBANON — 0.1%
Lebanon Government International Bond
5.45%, 11/28/19(d)	189	183,801
5.50%, 04/23/19	100	98,876
5.80%, 04/14/20(d)	350	336,080
6.00%, 01/27/23(d)	200	174,482
6.25%, 05/27/22	560	503,972
6.38%, 03/09/20	200	194,494
8.25%, 04/12/21(d)	400	390,968

		1,882,673
LITHUANIA — 0.1%
Lithuania Government International Bond
6.13%, 03/09/21(d)	500	536,260
6.63%, 02/01/22(d)	200	222,050
7.38%, 02/11/20(d)	350	373,121

		1,131,431
MALAYSIA — 0.0%
Export-Import Bank of Malaysia Bhd,
2.48%, 10/20/21(d)	200	192,334
Wakala Global Sukuk Bhd,
4.65%, 07/06/21(b)	250	258,745

		451,079
MEXICO — 0.1%
Mexico Government International Bond
3.50%, 01/21/21	445	445,645
3.63%, 03/15/22	1,280	1,279,898

		1,725,543
MONGOLIA — 0.0%
Mongolia Government International Bond,
5.13%, 12/05/22(d)	650	628,745

MOROCCO — 0.0%
Morocco Government International Bond,
4.25%, 12/11/22(d)	420	425,888

NIGERIA — 0.0%
Nigeria Government International Bond,
6.75%, 01/28/21(d)	690	722,734

Security	Par (000)	Value
NORWAY — 0.0%
Kommunalbanken AS
1.63%, 01/15/20(b)	$250	$245,913
1.63%, 02/10/21(b)	500	484,175
2.50%, 01/11/23(b)	200	195,424

		925,512
OMAN — 0.0%
Oman Government International Bond
3.63%, 06/15/21(d)	200	195,256
3.88%, 03/08/22(d)	200	194,998
4.13%, 01/17/23(d)	500	486,210

		876,464
PAKISTAN — 0.0%
Second Pakistan International Sukuk Co. Ltd.(The),
6.75%, 12/03/19(d)	490	495,268
Third Pakistan International Sukuk Co. Ltd. (The),
5.63%, 12/05/22(d)	400	381,512

		876,780
PANAMA — 0.0%
Panama Government International Bond,
5.20%, 01/30/20	600	619,572

PARAGUAY — 0.0%
Paraguay Government International Bond,
4.63%, 01/25/23(d)	200	203,342

PERU — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%, 02/08/22(d)	300	308,241
Fondo MIVIVIENDA SA,
3.50%, 01/31/23(d)	400	389,744

		697,985
PHILIPPINES — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	1,320	1,338,229
6.50%, 01/20/20	400	418,996

		1,757,225
POLAND — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	500	491,075
5.00%, 03/23/22	525	553,959
5.13%, 04/21/21	400	420,132
6.38%, 07/15/19	635	656,520

		2,121,686
QATAR — 0.2%
Qatar Government International Bond
2.38%, 06/02/21(d)	600	581,982
4.50%, 01/20/22(b)	914	940,341
5.25%, 01/20/20(b)	900	925,866
SoQ Sukuk A QSC,
3.24%, 01/18/23(d)	750	738,795

		3,186,984
ROMANIA — 0.0%
Romanian Government International Bond,
6.75%, 02/07/22(d)	700	768,383

RUSSIA — 0.2%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(d)	1,800	1,841,292
5.00%, 04/29/20(d)	1,800	1,848,564

		3,689,856
SAUDI ARABIA — 0.2%
KSA Sukuk Ltd.,
2.89%, 04/20/22(d)	2,000	1,945,360

118

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Saudi Government International Bond,
2.38%, 10/26/21(d)	$1,400	$1,347,500

		3,292,860
SERBIA — 0.0%
Serbia International Bond
4.88%, 02/25/20(d)	200	203,558
5.88%, 12/03/18(d)	200	201,846
7.25%, 09/28/21(d)	400	437,708

		843,112
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bond
5.50%, 03/09/20	300	308,985
5.88%, 05/30/22	1,000	1,058,580
6.88%, 05/27/19	100	102,806
ZAR Sovereign Capital Fund Pty Ltd.,
3.90%, 06/24/20(d)	200	200,032

		1,670,403
SOUTH KOREA — 0.2%
Export-Import Bank of Korea
1.88%, 10/21/21(c)	200	189,026
2.25%, 01/21/20	200	197,268
2.38%, 08/12/19	200	198,616
2.50%, 05/10/21	200	193,942
2.75%, 01/25/22	800	776,352
2.88%, 09/17/18	200	199,986
3.00%, 11/01/22	200	194,056
3.27%, 11/01/22,
(3 mo. LIBOR US + 0.925%)(a)	600	604,668
4.38%, 09/15/21	400	408,612
5.00%, 04/11/22	700	729,526
Korea Development Bank (The),
3.00%, 09/19/20,
(3 mo. LIBOR US + 0.675%)(a)	250	250,590
Korea National Oil Corp.,
2.00%, 10/24/21(b)	200	189,302
Korea Resources Corp.,
3.00%, 04/24/22(d)	200	192,920

		4,324,864
SRI LANKA — 0.0%
Sri Lanka Government International Bond
5.13%, 04/11/19(d)	200	200,874
5.75%, 01/18/22(d)	200	200,614
6.25%, 10/04/20(d)	300	306,219

		707,707
SUPRANATIONAL — 2.8%
African Development Bank
1.13%, 09/20/19	370	363,769
1.25%, 07/26/21	655	623,665
1.88%, 03/16/20	300	295,758
2.13%, 11/16/22	575	554,530
2.38%, 09/23/21	290	284,902
2.63%, 03/22/21	400	397,208
African Export-Import Bank (The),
4.00%, 05/24/21(d)	250	249,555
Asian Development Bank
1.00%, 08/16/19	350	344,278
1.38%, 03/23/20	250	244,563
1.50%, 01/22/20	800	785,976
1.63%, 05/05/20	850	833,484
1.63%, 08/26/20(c)	600	586,002
1.63%, 03/16/21	200	193,662
1.75%, 01/10/20(c)	925	912,512
1.75%, 06/08/21(c)	500	484,200
1.75%, 09/13/22	2,225	2,120,024
1.88%, 02/18/22(c)	350	337,372
2.00%, 02/16/22	545	527,565

Security	Par (000)	Value
2.25%, 01/20/21	$115	$113,310
2.75%, 03/17/23	500	494,765
Corp. Andina de Fomento
2.13%, 09/27/21	310	297,507
4.38%, 06/15/22	750	772,605
Council of Europe Development Bank
1.63%, 03/10/20	50	49,082
1.63%, 03/16/21(c)	550	532,312
1.75%, 11/14/19	375	370,403
1.88%, 01/27/20	350	345,499
2.63%, 02/13/23	1,025	1,007,401
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,205	1,164,488
1.63%, 05/05/20	280	274,481
1.75%, 11/26/19	350	345,709
1.88%, 02/23/22	400	385,064
2.13%, 03/07/22	250	242,708
2.75%, 04/26/21	450	448,155
2.75%, 03/07/23	400	395,664
European Investment Bank
1.13%, 08/15/19	575	566,507
1.25%, 12/16/19	775	760,112
1.38%, 06/15/20	920	896,650
1.38%, 09/15/21	325	310,161
1.63%, 03/16/20	2,100	2,063,103
1.63%, 08/14/20	29	28,333
1.63%, 12/15/20	1,600	1,556,384
1.63%, 06/15/21	15	14,476
1.75%, 05/15/20(c)	625	614,019
2.00%, 03/15/21	1,200	1,173,684
2.00%, 12/15/22(c)	1,150	1,103,574
2.13%, 10/15/21	540	526,824
2.25%, 03/15/22	1,250	1,220,450
2.25%, 08/15/22	310	301,475
2.38%, 05/13/21	500	493,080
2.38%, 06/15/22(c)	2,130	2,083,885
2.50%, 04/15/21	1,750	1,732,412
2.50%, 03/15/23	525	513,838
2.88%, 09/15/20	50	50,068
4.00%, 02/16/21	150	154,046
IDB Trust Services Ltd.,
Series 019,
2.11%, 09/25/19(d)	450	446,035
Inter-American Development Bank
1.25%, 09/14/21	255	242,332
1.63%, 05/12/20	870	852,904
1.75%, 10/15/19	175	173,170
1.75%, 04/14/22	780	746,819
1.75%, 09/14/22	625	595,369
1.88%, 06/16/20	1,508	1,483,314
1.88%, 03/15/21	935	911,513
2.13%, 11/09/20	550	541,563
2.13%, 01/18/22	950	923,732
2.50%, 01/18/23	1,004	983,348
2.63%, 04/19/21	700	695,268
3.88%, 02/14/20	500	508,580
International Bank for Reconstruction & Development
0.88%, 08/15/19	150	147,392
1.13%, 11/27/19	800	784,168
1.13%, 08/10/20	1,000	967,780
1.38%, 03/30/20	1,350	1,320,259
1.38%, 05/24/21	1,040	998,078

119

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.38%, 09/20/21	$700	$668,388
1.63%, 09/04/20	195	190,460
1.63%, 03/09/21	85	82,373
1.63%, 02/10/22	175	167,249
1.88%, 10/07/19	450	446,098
1.88%, 04/21/20	1,570	1,547,172
2.00%, 01/26/22	1,735	1,680,538
2.13%, 11/01/20	250	246,358
2.13%, 02/13/23(c)	50	48,202
2.25%, 06/24/21	800	785,840
7.63%, 01/19/23	1,200	1,429,236
International Finance Corp.
1.13%, 07/20/21(c)	250	237,518
1.63%, 07/16/20	465	454,700
1.75%, 09/16/19	750	742,732
1.75%, 03/30/20	175	172,184
2.00%, 10/24/22	665	639,451
Nordic Investment Bank
1.25%, 08/02/21	650	618,689
1.50%, 09/29/20	200	194,468
2.13%, 02/01/22	40	38,868
2.25%, 02/01/21	250	246,255
North American Development Bank,
2.40%, 10/26/22	150	144,426

		57,644,088
SWEDEN — 0.3%
Kommuninvest I Sverige AB,
2.75%, 10/22/20(b)	800	797,429
Svensk Exportkredit AB
1.75%, 05/18/20	200	196,130
1.75%, 08/28/20	650	634,965
1.75%, 03/10/21	700	679,021
2.00%, 08/30/22	500	479,620
2.38%, 03/09/22	450	439,367
Sweden Government International Bond
1.13%, 10/21/19(b)	2,500	2,454,375
1.63%, 04/06/20(b)	500	490,910
2.38%, 02/15/21(b)	600	592,914

		6,764,731
TURKEY — 0.2%
Export Credit Bank of Turkey
4.25%, 09/18/22(d)	600	526,686
5.38%, 02/08/21(d)	200	192,276
Hazine Mustesarligi Varlik Kiralama AS,
4.25%, 06/08/21(d)	200	192,074
Turkey Government International Bond
3.25%, 03/23/23	800	698,952
5.63%, 03/30/21	200	197,230
6.25%, 09/26/22	280	276,875
7.00%, 06/05/20	800	813,824
7.50%, 11/07/19	500	512,445

		3,410,362
UKRAINE — 0.1%
Ukraine Government International Bond
7.75%, 09/01/19(d)	250	255,310
7.75%, 09/01/20(d)	350	357,452
7.75%, 09/01/21(d)	400	408,040

		1,020,802

Security	Par (000)	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(d)	$600	$580,482
2.50%, 10/11/22(d)	600	576,486
6.75%, 04/08/19(b)	200	205,500
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(d)	400	401,452
6.45%, 05/02/22(d)	600	654,054
Emirate of Dubai Government International Bonds,
7.75%, 10/05/20(d)	100	108,644
Sharjah Sukuk 2 Ltd.,
3.84%, 01/27/21(d)	200	201,540

		2,728,158
UNITED KINGDOM — 0.0%
Ukreximbank Via Biz Finance PLC,
9.63%, 04/27/22(d)	150	154,584

URUGUAY — 0.0%
Uruguay Government International Bond,
8.00%, 11/18/22	230	261,738

VENEZUELA — 0.0%
Venezuela Government International Bond
6.00%, 12/09/20(d)(n)	200	53,702
7.75%, 10/13/19(d)(n)	325	88,462
12.75%, 08/23/22(d)(n)	300	84,651

		226,815
VIETNAM — 0.0%
Vietnam Government International Bond,
6.75%, 01/29/20(d)	200	208,278

ZAMBIA — 0.0%
Zambia Government International Bond,
5.38%, 09/20/22(d)	567	474,834

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 7.9%
(Cost: $167,341,133)		164,471,330

MUNICIPAL DEBT OBLIGATIONS

NEW JERSEY — 0.0%
New Jersey Economic Development Authority RB,
Series B,
0.00%, 02/15/20 (AGM)(l)	40	38,062

TOTAL MUNICIPAL DEBT OBLIGATIONS — 0.0%
(Cost: $38,084)		38,062

U.S. GOVERNMENT & AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 7.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,081	1,051,342
2.50%, 10/01/31	1,837	1,777,084
2.50%, 12/01/31	957	925,874
2.50%, 02/01/32	1,058	1,023,702
2.50%, 01/01/33	1,449	1,401,111
2.50%, 08/01/33(o)	18,730	18,094,936
2.51%, 02/01/45,
(12 mo. LIBOR US + 1.622%)(a)	95	96,432
3.00%, 05/01/29	449	445,962
3.00%, 05/01/30	973	964,443
3.00%, 06/01/30	80	79,809
3.00%, 07/01/30	585	579,634
3.00%, 12/01/30	1,000	990,824
3.00%, 05/01/31	406	402,252
3.00%, 06/01/31	264	260,969
3.00%, 08/01/33(o)	13,846	13,694,559
3.50%, 05/01/32	183	185,424

120

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.50%, 09/01/32	$183	$185,005
3.50%, 07/01/33	760	766,087
3.50%, 08/01/33(o)	4,974	5,013,637
4.00%, 05/01/33	616	632,672
4.00%, 08/01/33(o)	144	147,375
4.50%, 08/01/33(o)	355	357,940
Federal National Mortgage Association
2.50%, 07/01/28	1,352	1,323,656
2.50%, 12/01/29	357	349,396
2.50%, 03/01/30	182	176,580
2.50%, 07/01/30	218	212,722
2.50%, 08/01/30	640	622,021
2.50%, 12/01/30	105	102,181
2.50%, 01/01/31	93	90,627
2.50%, 08/01/31	1,951	1,889,706
2.50%, 09/01/31	1,845	1,786,997
2.50%, 10/01/31	8,883	8,638,462
2.50%, 12/01/31	2,615	2,533,284
2.50%, 02/01/32	1,864	1,805,220
2.50%, 03/01/32	1,839	1,781,179
2.50%, 04/01/32	2,414	2,337,821
2.50%, 10/01/32	278	269,582
2.50%, 08/01/33(o)	11,993	11,606,975
2.51%, 12/01/44,
(12 mo. LIBOR US + 1.576%)(a)	95	95,928
2.52%, 04/01/44,
(12 mo. LIBOR US + 1.590%)(a)	224	230,389
3.00%, 10/01/27	107	106,403
3.00%, 10/01/28	510	507,902
3.00%, 11/01/28	478	476,118
3.00%, 04/01/30	209	207,045
3.00%, 07/01/30	139	137,909
3.00%, 08/01/30	487	483,291
3.00%, 09/01/30	979	971,500
3.00%, 10/01/30	477	473,120
3.00%, 11/01/30	120	119,091
3.00%, 12/01/30	402	399,451
3.00%, 02/01/31	2,456	2,437,590
3.00%, 03/01/31	498	494,034
3.00%, 07/01/31	1,557	1,545,103
3.00%, 09/01/31	408	405,244
3.00%, 10/01/31	134	133,070
3.00%, 01/01/32	1,972	1,956,705
3.00%, 02/01/32	2,745	2,724,721
3.00%, 03/01/32	418	414,159
3.00%, 06/01/32	1,550	1,538,472
3.00%, 08/01/32	843	836,858
3.00%, 11/01/32	3,015	2,989,711
3.00%, 12/01/32	1,637	1,622,260
3.00%, 01/01/33	2,646	2,622,482
3.00%, 02/01/33	1,519	1,507,083
3.00%, 08/01/33(o)	8,310	8,233,392
3.50%, 01/01/27	28	27,912
3.50%, 12/01/29	43	43,831
3.50%, 07/01/30	487	492,401
3.50%, 10/01/30	275	277,447
3.50%, 11/01/30	30	30,385
3.50%, 03/01/31	334	337,245
3.50%, 06/01/31	425	430,432
3.50%, 01/01/32	201	203,474
3.50%, 05/01/32	374	378,087
3.50%, 06/01/32	337	342,382

Security	Par (000)	Value
3.50%, 07/01/32	$114	$114,866
3.50%, 08/01/32	152	154,123
3.50%, 10/01/32	147	148,792
3.50%, 11/01/32	94	95,555
3.50%, 03/01/33	1,012	1,024,398
3.50%, 04/01/33	1,814	1,835,136
3.50%, 05/01/33	874	885,243
3.50%, 08/01/33(o)	3,524	3,554,835
4.00%, 05/01/33	1,447	1,485,675
4.00%, 06/01/33	741	761,537
4.00%, 07/01/33	548	563,147
4.00%, 08/01/33(o)	708	724,815
4.50%, 08/01/33(o)	507	510,486
5.00%, 08/01/33(o)	178	181,866
Series 2012-M13, Class A2,
2.38%, 05/25/22	1,000	970,730
Series 2014-M13, Class A2,
3.02%, 08/25/24(a)	100	98,222
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2,
4.33%, 10/25/20(a)	1,000	1,024,558
Series K013, Class A2,
3.97%, 01/25/21 (Call 01/11/21)(a)	50	50,985
Series K017, Class A2,
2.87%, 12/25/21	750	744,245
Series K020, Class A2,
2.37%, 05/25/22	100	97,386
Series K027, Class A2,
2.64%, 01/25/23	2,358	2,307,506
Series K028, Class A2,
3.11%, 02/25/23	500	498,690
Series K033, Class A2,
3.06%, 07/25/23(a)	2,000	1,986,567
Series K034, Class A2,
3.53%, 07/25/23(a)	1,250	1,267,055
Series K036, Class A2,
3.53%, 10/25/23(a)	500	506,791
Series K038, Class A1,
2.60%, 10/25/23	68	67,405
Series K722, Class A2,
2.41%, 03/25/23	1,700	1,645,712
Series K725, Class A1,
2.67%, 05/25/23	674	664,989
Series K729, Class A1,
2.95%, 02/25/24	2,958	2,938,338

		147,745,762
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Banks
0.88%, 10/01/18	1,700	1,696,617
0.88%, 08/05/19	800	787,320
1.13%, 07/14/21	670	638,812
1.38%, 03/18/19	1,000	994,320
1.38%, 09/28/20	250	242,873
1.50%, 10/21/19	900	887,832
1.88%, 03/08/19	100	99,767
1.88%, 03/13/20	400	394,808
1.88%, 12/11/20	180	176,117
2.13%, 02/11/20	2,500	2,478,875
2.38%, 12/13/19	675	672,813
2.38%, 03/30/20	200	198,970
2.38%, 09/10/21	600	590,892
2.63%, 12/10/21	650	644,274
3.63%, 06/11/21	6,915	7,061,114
4.13%, 03/13/20	1,400	1,431,360
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	1,450	1,446,505
1.13%, 08/12/21	1,150	1,094,260
1.25%, 10/02/19	675	664,895
1.38%, 08/15/19	300	296,493
1.38%, 04/20/20	1,000	977,660
1.38%, 05/01/20	3,000	2,933,370
1.50%, 01/17/20	1,650	1,623,435
1.63%, 09/29/20	1,000	977,230
1.75%, 05/30/19	150	149,189

121

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.88%, 11/17/20	$250	$245,100
2.38%, 02/16/21	900	890,586
2.38%, 01/13/22	1,410	1,386,805
Federal National Mortgage Association
1.25%, 05/06/21	1,500	1,439,505
1.25%, 08/17/21	680	649,148
1.38%, 02/26/21	150	144,771
1.38%, 10/07/21	175	167,263
1.50%, 06/22/20	1,650	1,613,700
1.63%, 01/21/20	1,125	1,108,699
1.75%, 09/12/19	4,750	4,708,390
1.88%, 09/18/18	300	299,919
1.88%, 02/19/19	350	349,251
1.88%, 04/05/22	2,350	2,266,551
2.00%, 01/05/22	150	145,770
2.00%, 10/05/22	1,000	964,470
2.38%, 01/19/23	2,750	2,687,767

		48,227,496
U.S. GOVERNMENT OBLIGATIONS — 44.1%
U.S. Treasury Note/Bond
0.75%, 08/15/19	7,600	7,466,168
0.88%, 09/15/19	2,500	2,455,354
1.00%, 08/31/19	1,000	984,129
1.00%, 09/30/19	4,100	4,029,636
1.00%, 10/15/19	3,100	3,044,058
1.00%, 11/15/19	3,000	2,941,542
1.00%, 11/30/19	1,200	1,175,618
1.13%, 12/31/19	1,200	1,175,978
1.13%, 03/31/20	4,000	3,902,194
1.13%, 04/30/20	20,000	19,484,826
1.13%, 02/28/21	3,000	2,879,922
1.13%, 06/30/21	10,500	10,022,514
1.13%, 08/31/21	15,000	14,272,311
1.13%, 09/30/21	3,500	3,325,743
1.25%, 01/31/19	3,600	3,582,688
1.25%, 03/31/19	3,320	3,297,180
1.25%, 10/31/19	600	590,630
1.25%, 01/31/20	5,000	4,901,779
1.25%, 02/29/20	3,500	3,426,360
1.25%, 03/31/21	2,000	1,923,594
1.25%, 10/31/21	8,900	8,479,369
1.38%, 02/28/19	4,730	4,705,802
1.38%, 12/15/19	9,800	9,643,331
1.38%, 01/15/20	10,000	9,827,497
1.38%, 01/31/20	2,300	2,259,005
1.38%, 02/29/20	3,400	3,334,919
1.38%, 03/31/20	6,300	6,171,879
1.38%, 04/30/20	6,800	6,653,603
1.38%, 05/31/20	1,841	1,798,956
1.38%, 08/31/20	13,100	12,753,980
1.38%, 09/30/20	10,000	9,725,058
1.38%, 01/31/21	2,800	2,708,241
1.38%, 04/30/21	2,000	1,927,660
1.38%, 05/31/21	8,000	7,699,611
1.50%, 01/31/19	3,800	3,786,444
1.50%, 03/31/19	4,500	4,476,364
1.50%, 10/31/19	27,000	26,657,227
1.50%, 11/30/19	9,800	9,664,401
1.50%, 04/15/20	22,500	22,074,456
1.50%, 05/15/20	7,500	7,349,969

Security	Par (000)	Value
1.50%, 05/31/20	$7,500	$7,345,191
1.50%, 06/15/20	1,500	1,468,417
1.50%, 01/31/22	1,700	1,627,028
1.50%, 02/28/23	15,000	14,144,580
1.50%, 03/31/23	2,000	1,883,828
1.63%, 03/31/19	1,500	1,493,429
1.63%, 04/30/19	2,090	2,078,834
1.63%, 08/31/19	2,800	2,774,156
1.63%, 12/31/19	7,060	6,967,125
1.63%, 03/15/20	1,500	1,476,217
1.63%, 06/30/20	6,000	5,884,009
1.63%, 07/31/20	20,000	19,592,145
1.63%, 11/30/20	2,100	2,048,303
1.63%, 08/15/22	3,500	3,342,074
1.63%, 08/31/22	2,500	2,385,439
1.63%, 11/15/22	15,000	14,275,751
1.63%, 04/30/23	15,000	14,193,216
1.63%, 05/31/23	6,000	5,671,966
1.75%, 09/30/19	4,500	4,460,811
1.75%, 11/30/19	4,800	4,749,365
1.75%, 10/31/20	3,300	3,231,035
1.75%, 11/15/20	2,000	1,957,408
1.75%, 12/31/20	13,700	13,389,950
1.75%, 11/30/21	3,300	3,191,837
1.75%, 02/28/22	2,400	2,314,866
1.75%, 03/31/22	14,000	13,490,160
1.75%, 04/30/22	6,700	6,449,525
1.75%, 05/15/22	6,000	5,772,305
1.75%, 05/31/22	2,500	2,404,188
1.75%, 06/30/22	500	480,369
1.75%, 09/30/22	14,000	13,415,111
1.75%, 01/31/23	18,000	17,183,206
1.75%, 05/15/23	10,000	9,514,811
1.88%, 12/31/19	6,800	6,733,906
1.88%, 06/30/20	11,500	11,332,403
1.88%, 12/15/20	4,000	3,922,626
1.88%, 11/30/21	5,000	4,856,032
1.88%, 01/31/22	3,500	3,393,076
1.88%, 02/28/22	6,500	6,296,385
1.88%, 03/31/22	7,200	6,968,415
1.88%, 04/30/22	5,250	5,076,725
1.88%, 05/31/22	2,800	2,705,503
1.88%, 07/31/22	1,000	964,612
1.88%, 08/31/22	10,500	10,120,644
1.88%, 09/30/22	13,500	13,000,176
2.00%, 07/31/20	23,500	23,192,243
2.00%, 09/30/20	6,000	5,912,472
2.00%, 11/30/20	20,100	19,774,937
2.00%, 02/28/21	15,000	14,723,851
2.00%, 05/31/21	6,800	6,660,965
2.00%, 08/31/21	10,500	10,261,275
2.00%, 10/31/21	6,500	6,342,203
2.00%, 11/15/21	8,700	8,486,813
2.00%, 12/31/21	7,746	7,546,844
2.00%, 07/31/22	3,200	3,101,988
2.00%, 10/31/22	14,200	13,733,083
2.00%, 11/30/22	5,500	5,315,660
2.00%, 02/15/23	8,000	7,718,865
2.13%, 08/31/20	25,000	24,715,053
2.13%, 01/31/21	6,500	6,404,025

122

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
2.13%, 06/30/21	$4,000	$3,929,444
2.13%, 08/15/21	20,300	19,918,071
2.13%, 09/30/21	3,000	2,940,974
2.13%, 12/31/21	5,000	4,892,281
2.13%, 06/30/22	7,400	7,213,651
2.13%, 12/31/22	20,300	19,706,968
2.25%, 03/31/20	5,000	4,968,567
2.25%, 03/31/21	18,500	18,264,088
2.25%, 04/30/21	3,500	3,453,743
2.38%, 12/31/20	4,000	3,967,581
2.38%, 01/31/23	6,000	5,884,490
2.50%, 03/31/23	8,000	7,882,621
2.63%, 08/15/20	6,190	6,183,666
2.63%, 11/15/20	4,000	3,991,365
2.63%, 02/28/23	5,500	5,451,915
2.75%, 02/15/19	3,500	3,509,434
2.75%, 04/30/23	13,800	13,743,005
3.13%, 05/15/21	24,000	24,235,301
3.50%, 05/15/20	5,000	5,072,702
3.63%, 08/15/19	15,500	15,677,971
3.63%, 02/15/20	11,800	11,977,737
3.63%, 02/15/21	2,000	2,042,809
7.13%, 02/15/23	6,500	7,679,534
7.25%, 08/15/22	1,000	1,168,456
7.88%, 02/15/21	2,000	2,251,102
8.00%, 11/15/21	1,000	1,163,135
8.75%, 08/15/20	10,000	11,192,127
8.88%, 02/15/19	1,000	1,035,213

		925,895,382

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.5% (Cost: $1,137,732,284)		1,121,868,640

COMMON STOCKS

DIVERSIFIED FINANCIAL SERVICES — 0.0%
HoldCo.(j)	16	15,264

TOTAL COMMON STOCKS — 0.0% (Cost $15,264)		15,264

PREFERRED STOCKS

DIVERSIFIED FINANCIAL SERVICES — 0.0%
HoldCo. Preference Shares(j)(k)(l)	0	97

TOTAL PREFERRED STOCKS — 0.0% (Cost $98)		97

WARRANTS

ADVERTISING — 0.0%
Affinion Group Inc. (Expires 11/22/22)(j)(k)	0	—

TOTAL WARRANTS — 0.0% (Cost $0)		—

Security	Shares (000)	Value

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(h)(p)	71,690	$71,711,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(h)(p)(q)	21,836	21,836,487

		93,548,012

TOTAL SHORT-TERM INVESTMENTS — 4.4% (Cost: $93,528,847)		93,548,012

TOTAL INVESTMENTS IN SECURITIES — 102.8% (Cost: $2,186,447,460)		2,156,909,995
Other Assets, Less Liabilities — (2.8)%		(59,202,824)

NET ASSETS — 100.0%		$2,097,707,171

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Perpetual security with no stated maturity date.
(g)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(h)	Affiliate of the Fund.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)	Zero-coupon bond.
(m)	Investments are denominated in U.S. dollars.
(n)	Issuer is in default of interest payments.
(o)	TBA transaction.
(p)	Annualized 7-day yield as of period-end.
(q)	All or a portion of this security was purchased with cash collateral received from loaned securities.

123

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE 1-5 YEAR USD BOND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,666	12,024	(a)	—	71,690	$71,711,525	$1,149,953		$(10,077)	$16,603
BlackRock Cash Funds: Treasury, SL Agency Shares	9,059	12,777	(a)	—	21,836	21,836,487	85,167	(b)	—	—
PNC Bank N.A.
2.15%, 04/29/21	250	—		—	250	242,448	3,859		—	(6,223)
2.25%, 07/02/19	250	—		(250)	—	—	2,727		(2,738)	2,035
2.40%, 10/18/19	—	500		—	500	496,760	5,887		—	(1,745)
2.50%, 01/22/21	—	250		—	250	245,458	3,346		—	(3,015)
2.63%, 02/17/22	600	250		—	850	827,381	13,340		—	(19,881)
2.70%, 11/01/22	—	350		—	350	336,910	5,071		—	(5,766)
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	—	100		—	100	102,193	1,358		—	(1,153)
5.13%, 02/08/20	400	—		—	400	411,904	6,883		—	(6,604)
6.70%, 06/10/19	75	—		(75)	—	—	1,218		(428)	(342)

						$96,211,066	$1,278,809		$(13,243)	$(26,091)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Asset-Backed Securities	$—	$5,616,734	$—		$5,616,734
Collaterized Mortgage Obligations	—	11,204,710	—		11,204,710
Corporate Bonds & Notes	—	760,147,146	0	(a)	760,147,146
Foreign Government Obligations	—	164,471,330	—		164,471,330
Municipal Debt Obligations	—	38,062	—		38,062
U.S. Government & Agency Obligations	—	1,121,868,640	—		1,121,868,640
Common Stocks	—	—	15,264		15,264
Preferred Stocks	—	—	97		97
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	93,548,012	—	—		93,548,012

	$93,548,012	$2,063,346,622	$15,361		$2,156,909,995

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

PIK — Payment-in-kind

RB — Revenue Bond

Portfolio Abbreviations — Fixed Income

AGM — Assured Guaranty Municipal Corp.

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

124

Schedule of Investments (Unaudited)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
CORPORATE BONDS & NOTES

AUSTRALIA — 0.6%
APT Pipelines Ltd.
2.00%, 03/22/27(a)	EUR	100	$118,298
3.50%, 03/22/30(a)	GBP	100	135,043
Asciano Finance Ltd.,
5.25%, 05/19/25	AUD	50	38,808
Aurizon Network Pty Ltd.,
2.00%, 09/18/24(a)	EUR	100	121,215
Ausgrid Finance Pty Ltd.,
3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	148,223
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19(a)	EUR	100	118,023
0.45%, 11/22/23(a)	EUR	100	117,206
0.75%, 09/29/26(a)	EUR	200	228,366
BHP Billiton Finance Ltd.
5.63%, 10/22/79 (Call 10/22/24)(a)(b)(c)	EUR	100	140,114
Series 09,
2.25%, 09/25/20(a)	EUR	100	122,358
Series 11,
3.25%, 09/25/24(a)	GBP	150	211,815
Commonwealth Bank of Australia
0.75%, 11/04/21(a)	EUR	300	358,938
2.75%, 11/17/21(a)	AUD	200	148,299
3.00%, 09/04/26(a)	GBP	100	142,653
3.75%, 10/18/19	AUD	200	150,796
Macquarie Bank Ltd.,
Series GDIP,
1.13%, 01/20/22(a)	EUR	100	119,921
National Australia Bank Ltd.
0.25%, 03/28/22(a)	EUR	100	117,532
0.30%, 10/31/25(a)	CHF	150	148,641
0.35%, 09/07/22(a)	EUR	100	116,448
1.38%, 06/27/22(a)	GBP	200	259,422
2.25%, 06/06/25(a)	EUR	100	129,564
4.25%, 05/20/19(a)	AUD	100	75,399
Origin Energy Finance Ltd.,
2.88%, 10/11/19(a)	EUR	100	120,940
Scentre Group Trust 1/Scentre Group Trust
2, 1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	181,699
Telstra Corp. Ltd.
3.50%, 09/21/22(a)	EUR	250	329,287
4.00%, 09/16/22(a)	AUD	50	38,133
Wesfarmers Ltd.,
3.66%, 11/18/20(a)	AUD	100	75,586
Westpac Banking Corp.
0.50%, 05/17/24(a)	EUR	200	234,118
1.13%, 09/05/27(a)	EUR	200	232,328
1.50%, 03/24/21(a)	EUR	100	121,792
3.25%, 01/22/20	AUD	100	75,054

			4,676,019
AUSTRIA — 0.4%
Autobahnen- und Schnellstrassen-Finanzierungs-AG,
1.38%, 04/09/21(a)	EUR	300	366,734
Erste Group Bank AG
0.63%, 04/17/26(a)	EUR	200	233,158
3.50%, 02/08/22	EUR	100	131,297
HYPO NOE Gruppe Bank AG,
0.38%, 04/04/23(a)	EUR	200	235,056
Hypo Tirol Bank AG,
0.50%, 02/11/21(a)	EUR	100	118,484
Novomatic AG,
1.63%, 09/20/23	EUR	25	29,926
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	50	60,878
3.38%, 05/18/32(a)	EUR	50	74,092
3.50%, 10/19/20(a)	EUR	600	762,201

Security		Par (000)	Value
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR	200	$232,719
0.75%, 03/07/22(a)	GBP	100	128,868
OMV AG
2.88%, (Call 03/19/24)(a)(b)(c)(d)	EUR	100	118,043
4.25%, 10/12/21(a)	EUR	50	66,162
5.25%, (Call 12/09/21)(a)(b)(c)(d)	EUR	150	198,720
Raiffeisenlandesbank Niederoesterreich-Wien AG,
0.38%, 09/13/24(a)	EUR	200	233,051
Telekom Finanzmanagement GmbH,
1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	100	118,643
UniCredit Bank Austria AG,
4.13%, 02/24/21(a)	EUR	100	129,714

			3,237,746
BELGIUM — 0.3%
Anheuser-Busch InBev Finance Inc.,
Series MPLE,
2.60%, 05/15/24 (Call 03/15/24)	CAD	150	110,304
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20(a)	EUR	100	118,305
0.80%, 04/20/23(a)	EUR	50	59,585
0.88%, 03/17/22(a)	EUR	100	119,656
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	300	348,618
2.00%, 03/17/28(a)	EUR	150	184,427
2.25%, 05/24/29(a)	GBP	100	125,623
2.75%, 03/17/36(a)	EUR	100	124,047
2.85%, 05/25/37(a)	GBP	100	126,412
4.00%, 06/02/21(a)	EUR	200	259,990
Belfius Bank SA/NV
0.13%, 09/14/26(a)	EUR	200	222,850
1.38%, 06/05/20(a)	EUR	100	120,514
Flemish Community (The),
0.38%, 10/13/26(a)	EUR	100	114,124
FLUVIUS System Operator CVBA,
1.75%, 12/04/26(a)	EUR	100	124,197
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	118,967
2.00%, 01/31/23(a)	EUR	100	126,739
KBC Group NV,
0.75%, 10/18/23(a)	EUR	100	116,098

			2,520,456
CANADA — 1.4%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	144,542
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	19,865
Alimentation Couche-Tard Inc.,
3.06%, 07/26/24 (Call 05/26/24)	CAD	150	112,225
AltaLink LP 3.72%,
12/03/46 (Call 06/03/46)	CAD	50	38,654
3.99%, 06/30/42	CAD	200	161,458
Bank of Montreal
0.20%, 01/26/23(a)	EUR	150	174,990
0.75%, 09/21/22(a)	EUR	150	179,465
2.57%, 06/01/27 (Call 06/01/22)(a)(b)(c)	CAD	200	149,200
2.70%, 09/11/24	CAD	200	149,673
2.70%, 12/09/26	CAD	50	36,850
2.84%, 06/04/20	CAD	100	77,064
3.12%, 09/19/24 (Call 09/19/19)(a)(b)(c)	CAD	50	38,548
3.19%, 03/01/28	CAD	200	152,121
Bank of Nova Scotia (The)
0.25%, 09/28/22(a)	EUR	300	351,429
0.38%, 04/06/22(a)	EUR	200	233,921
0.38%, 03/10/23(a)	EUR	150	176,227

125

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
1.90%, 12/02/21	CAD	100	$74,375
2.09%, 09/09/20	CAD	200	151,622
2.27%, 01/13/20	CAD	100	76,481
2.29%, 06/28/24	CAD	200	146,352
3.10%, 02/02/28	CAD	200	150,627
3.37%, 12/08/25 (Call 12/08/20)(a)(b)(c)	CAD	100	77,285
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	74,087
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	38,135
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	76,424
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	151,556
Series M-26,
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	77,203
Brookfield Asset Management Inc.,
4.54%, 03/31/23 .	CAD	150	120,621
Canadian Imperial Bank of Commerce
0.25%, 01/28/20(a)	EUR	200	235,723
1.70%, 10/09/18	CAD	50	38,387
2.04%, 03/21/22	CAD	100	74,455
2.47%, 12/05/22	CAD	200	150,204
3.45%, 04/04/28 (Call 04/04/23)(b)(c)	CAD	500	380,791
Canadian Natural Resources Ltd.,
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	74,503
Choice Properties Real Estate Investment Trust,
3.55%, 01/10/25 (Call 11/10/24)	CAD	600	454,235
CPPIB Capital Inc.,
0.38%, 06/20/24(a)	EUR	250	291,802
CU Inc.
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	149,049
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	20,018
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	89,337
Enbridge Gas Distribution Inc.,
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	40,067
Enbridge Inc.,
4.24%, 08/27/42	CAD	100	72,319
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	115,544
5.33%, 04/06/40	CAD	50	44,288
Fairfax Financial Holdings Ltd.,
4.50%, 03/22/23	CAD	100	79,723
First Capital Realty Inc.,
Series R,
4.79%, 08/30/24	CAD	200	161,819
Fortis Inc./Canada,
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	37,473
FortisBC Energy Inc.,
3.67%, 04/09/46 (Call 10/08/45)	CAD	200	152,531
Granite REIT Holdings LP,
Series 3,
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,349
Greater Toronto Airports Authority,
1.51%, 02/16/21	CAD	100	74,789
Great-West Lifeco Inc.,
2.50%, 04/18/23(a)	EUR	100	127,303
HSBC Bank Canada
2.17%, 06/29/22	CAD	150	111,200
2.91%, 09/29/21	CAD	100	76,632
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	111,422
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	37,920
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	173,269
6.93%, 06/01/32	CAD	130	134,931
Hydro-Quebec,
1.00%, 05/25/19	CAD	300	228,643
IGM Financial Inc.,
4.12%, 12/09/47 (Call 06/09/47)	CAD	200	147,475
Inter Pipeline Ltd.,
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	74,539
Manufacturers life Insurance Co. (The),
3.18%, 11/22/27 (Call 11/22/22)(a)(b)(c)	CAD	50	38,522
Manulife Financial Corp.
3.05%, 08/20/29 (Call 08/20/24)(b)(c)	CAD	50	37,378
3.32%, 05/09/28 (Call 05/09/23)(b)(c)	CAD	500	382,611

Security		Par (000)	Value
Metro Inc.,
3.39%, 12/06/27 (Call 09/06/27)	CAD	150	$111,258
National Bank of Canada
0.00%, 09/29/23(a)(e)	EUR	100	114,794
2.11%, 03/18/22	CAD	100	74,557
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G,
4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	42,766
Series J,
2.80%, 06/01/27 (Call 03/01/27)	CAD	200	145,539
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	149,456
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	19,390
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	115,068
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	23,399
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	197,521
Royal Bank of Canada
1.40%, 04/26/19(a)	CAD	300	229,253
1.58%, 09/13/21	CAD	150	110,875
1.63%, 08/04/20(a)	EUR	150	181,854
1.92%, 07/17/20	CAD	200	151,407
2.33%, 12/05/23	CAD	150	110,893
2.77%, 12/11/18	CAD	100	77,022
3.45%, 09/29/26 (Call 09/29/21)(b)(c)	CAD	400	309,604
Saputo Inc.,
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	74,965
Shaw Communications Inc.,
6.75%, 11/09/39	CAD	50	47,452
Sun Life Financial Inc.,
3.05%, 09/19/28 (Call 09/19/23)(b)(c)	CAD	50	37,904
Suncor Energy Inc.,
3.00%, 09/14/26 (Call 06/14/26)	CAD	150	111,128
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	74,863
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	76,620
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	116,151
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	78,435
Toronto-Dominion Bank (The)
0.25%, 04/27/22(a)	EUR	100	117,506
0.50%, 04/03/24(a)	EUR	200	234,642
0.63%, 07/29/19(a)	EUR	100	118,113
1.91%, 07/18/23	CAD	100	72,803
1.99%, 03/23/22	CAD	250	185,979
2.05%, 03/08/21	CAD	300	226,371
2.98%, 09/30/25 (Call 09/30/20)(b)(c)	CAD	25	19,200
4.86%, 03/04/31 (Call 03/04/26)(b)(c)	CAD	200	164,467
TransCanada PipeLines Ltd.
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	113,294
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	39,020
Union Gas Ltd.,
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	45,041
Wells Fargo Canada Corp.,
3.04%, 01/29/21	CAD	50	38,538

			12,025,399
CHINA — 0.0%
State Grid Overseas Investment 2016 Ltd.,
1.38%, 05/02/25(a)	EUR	200	231,406

CZECH REPUBLIC — 0.0%
CEZ AS,
4.50%, 06/29/20(a)	EUR	200	253,346

DENMARK — 0.3%
AP Moller — Maersk A/S,
1.50%, 11/24/22(a)	EUR	100	120,750
BRFkredit A/S,
0.50%, 10/01/26(a)	EUR	100	114,247

126

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Carlsberg Breweries A/S,
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	150	$173,349
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	117,323
0.38%, 09/08/20(a)	EUR	150	177,616
0.75%, 05/04/20(a)	EUR	100	118,706
3.75%, 06/23/22(a)	EUR	200	267,181
4.13%, 11/26/19	EUR	50	61,927
DLR Kredit AS,
Series B, 1.00%, Series B, 10/01/22(a)	DKK	1,500	243,762
Nordea Kredit Realkreditaktieselskab
Series C2,
3.00%, 10/01/44	DKK	355	59,380
Series CT2,
1.00%, 10/01/22(a)	DKK	1,500	244,182
Nykredit Realkredit A/S
0.38%, 06/16/20(a)	EUR	200	235,213
Series 01E,
2.00%, 10/01/47(a)	DKK	1,113	175,672
Series 13H,
1.00%, 07/01/21(a)	DKK	1,000	162,199
Orsted A/S,
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	100	116,513

			2,388,020
FINLAND — 0.2%
Citycon Treasury BV,
2.38%, 09/16/22 (Call 06/16/22)(a)	EUR	100	123,216
Nordea Mortgage Bank PLC
0.25%, 11/21/23(a)	EUR	200	233,172
4.00%, 02/10/21(a)	EUR	200	258,581
Series FI43,
1.00%, 11/05/24(a)	EUR	150	181,564
OP Corporate Bank PLC
0.38%, 10/11/22(a)	EUR	100	116,911
0.88%, 06/21/21(a)	EUR	200	239,009
OP Mortgage Bank
0.25%, 11/23/20(a)	EUR	100	118,202
0.25%, 03/13/24(a)	EUR	100	116,376
0.63%, 09/01/25(a)	EUR	200	234,485
Sampo OYJ,
1.00%, 09/18/23(a)	EUR	200	236,336

			1,857,852
FRANCE — 3.7%
Accor SA,
1.25%, 01/25/24(a)	EUR	200	235,800
Aeroports de Paris,
4.00%, 07/08/21	EUR	200	260,722
Air Liquide Finance SA,
1.88%, 06/05/24(a)	EUR	100	126,147
Airbus Group Finance BV,
0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	100	115,669
APRR SA,
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	100	118,564
Arkea Home Loans SFH,
2.38%, 07/11/23(a)	EUR	100	129,018
Arkea Home Loans SFH SA,
0.75%, 10/05/27(a)	EUR	200	231,778
Arkema SA,
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	235,000
Auchan Holding SA,
1.75%, 04/23/21(a)	EUR	200	243,604
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	200	236,367
5.63%, 07/04/22	EUR	100	141,595
AXA Bank Europe SCF,
0.13%, 03/14/22(a)	EUR	100	117,330
AXA SA
3.94%, (Call 11/07/24)(a)(b)(c)(d)	EUR	100	126,301
5.25%, 04/16/40 (Call 04/16/20)(a)(b)(c)	EUR	50	63,032
5.45%, (Call 03/04/26),
(12 year GBP Swap + 4.000%)(a)(b)(c)(d)	GBP	100	141,516
6.69%, (Call 07/06/26)(b)(c)(d)	GBP	50	75,933
Banque Federative du Credit Mutuel SA
1.25%, 01/14/25(a)	EUR	300	358,285
1.63%, 01/19/26(a)	EUR	100	121,544

Security		Par (000)	Value
2.38%, 03/24/26(a)	EUR	100	$119,209
4.00%, 10/22/20(a)	EUR	100	126,848
4.13%, 07/20/20(a)	EUR	200	253,349
BNP Paribas Cardif SA,
1.00%, 11/29/24(a)	EUR	300	335,314
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR	200	233,853
1.38%, 06/17/20(a)	EUR	200	241,381
3.75%, 01/11/21(a)	EUR	100	128,339
BNP Paribas SA
0.75%, 11/11/22(a)	EUR	200	236,884
1.13%, 10/10/23(a)	EUR	100	117,633
1.50%, 11/17/25(a)	EUR	200	234,511
2.00%, 01/28/19(a)	EUR	100	118,315
2.38%, 05/20/24(a)	EUR	50	63,957
2.63%, 10/14/27 (Call 10/14/22)(a)(b)(c)	EUR	100	122,530
2.88%, 03/20/26 (Call 03/20/21)(a)(b)(c)	EUR	100	122,357
2.88%, 10/01/26(a)	EUR	100	124,506
Bouygues SA,
4.50%, 02/09/22(a)	EUR	200	267,888
BPCE SA
1.13%, 12/14/22(a)	EUR	200	241,007
1.13%, 01/18/23(a)	EUR	300	354,353
2.75%, 11/30/27 (Call 11/30/22)(a)(b)(c)	EUR	100	123,309
5.25%, 04/16/29(a)	GBP	100	148,868
BPCE SFH SA
0.38%, 02/10/23(a)	EUR	200	235,756
1.00%, 06/08/29(a)	EUR	200	232,489
1.75%, 06/27/24(a)	EUR	200	252,319
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21(a)	EUR	100	117,769
1.13%, 04/22/19(a)	EUR	100	118,243
Capgemini SA,
0.50%, 11/09/21 (Call 08/09/21)(a)	EUR	100	117,805
Carrefour SA
1.75%, 07/15/22 (Call 04/15/22)(a)	EUR	300	366,839
4.00%, 04/09/20(a)	EUR	50	62,427
Cie de Financement Foncier SA,
0.75%, 05/29/26(a)	EUR	300	351,545
Cie. de Financement Foncier SA
0.23%, 09/14/26(a)	EUR	100	111,914
0.38%, 09/17/19	EUR	100	117,954
0.38%, 12/11/24(a)	EUR	200	232,297
0.63%, 02/10/23(a)	EUR	100	119,145
2.25%, 10/13/21(a)	CHF	400	437,216
4.00%, 10/24/25(a)	EUR	100	145,087
4.38%, 04/15/21(a)	EUR	100	131,319
Cie. de Saint-Gobain
4.50%, 09/30/19(a)	EUR	100	123,244
4.63%, 10/09/29(a)	GBP	100	151,821
CIF Euromortgage SA,
4.13%, 01/19/22(a)	EUR	200	267,380
CNP Assurances,
4.00%, (Call 11/18/24)(a)(b)(c)(d)	EUR	100	123,826
Coentreprise de Transport d’Electricite SA,
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	200	233,041
Credit Agricole Assurances SA,
4.25%, (Call 01/13/25)(a)(b)(c)(d)	EUR	100	125,488
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20(a)	EUR	200	235,934
0.38%, 10/21/21(a)	EUR	150	178,156
0.38%, 09/30/24(a)	EUR	300	349,457
0.50%, 04/03/25(a)	EUR	100	116,965
0.75%, 05/05/27(a)	EUR	100	116,350
1.38%, 02/03/32(a)	EUR	200	238,370

127

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Credit Agricole Public Sector SCF SA,
1.88%, 06/07/23(a)	EUR	200	$252,979
Credit Agricole SA
2.63%, 03/17/27(a)	EUR	100	120,956
3.90%, 04/19/21(a)	EUR	50	63,939
Series 2,
0.84%, 06/09/27(a)	JPY	100,000	886,805
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR	300	355,280
0.88%, 01/19/22(a)	EUR	200	238,742
2.38%, 11/27/20(a)	EUR	100	123,610
Credit Mutuel — CIC Home Loan SFH SA,
3.13%, 09/09/20(a)	EUR	200	250,707
Credit Mutuel Arkea SA,
1.88%, 10/25/29 (Call 10/25/24)(a)(b)(c)	EUR	200	219,069
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22(a)	EUR	200	236,713
1.13%, 02/06/19(a)	EUR	100	117,897
1.75%, 06/19/24(a)	EUR	100	126,143
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	200	233,959
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	100	121,251
3.60%, 11/23/20(a)	EUR	250	317,288
Dexia Credit Local SA
0.04%, 12/11/19(a)	EUR	50	58,775
0.25%, 03/19/20(a)	EUR	50	59,029
0.25%, 06/02/22(a)	EUR	150	176,812
0.50%, 01/17/25(a)	EUR	300	350,253
0.63%, 02/03/24(a)	EUR	100	118,609
2.00%, 01/22/21(a)	EUR	300	369,945
2.13%, 02/12/25(a)	GBP	100	133,669
Electricite de France SA
1.88%, 10/13/36 (Call 07/13/36)(a)	EUR	100	105,876
2.75%, 03/10/23(a)	EUR	100	129,142
4.25%, (Call 01/29/20)(a)(b)(c)(d)	EUR	200	245,172
4.50%, 11/12/40(a)	EUR	550	826,907
5.38%, (Call 01/29/25)(a)(b)(c)(d)	EUR	100	128,530
5.50%, 10/17/41(a)	GBP	100	165,804
6.00%, (Call 01/29/26)(a)(b)(c)(d)	GBP	100	135,887
6.13%, 06/02/34(a)	GBP	100	174,131
6.25%, 05/30/28(a)	GBP	100	169,229
Engie SA
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	300	355,283
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	200	233,645
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	100	113,060
4.75%, (Call 07/10/21)(a)(b)(c)(d)	EUR	100	129,137
5.00%, 10/01/60(a)	GBP	50	96,786
7.00%, 10/30/28	GBP	50	92,040
Gecina SA,
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	200	227,409
Groupama SA,
6.00%, 01/23/27	EUR	100	143,310
Holding d’Infrastructures de Transport SAS,
0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	344,342
ICADE,
1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	200	229,220
Imerys SA,
1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	116,811
Kering,
2.50%, 07/15/20(a)	EUR	100	122,674
Klepierre,
1.00%, 04/17/23 (Call 01/17/23)(a)	EUR	200	238,824
La Banque Postale Home Loan SFH,
0.50%, 01/18/23(a)	EUR	50	59,363
La Banque Postale SA,
4.38%, 11/30/20(a)	EUR	100	128,243
La Poste SA,
1.13%, 06/04/25(a)	EUR	100	120,211

Security		Par (000)	Value
LVMH Moet Hennessy Louis Vuitton SE,
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	250	$296,081
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	300	342,328
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	200	233,236
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	100	119,372
3.88%, 01/14/21(a)	EUR	100	128,028
4.00%, (Call 10/01/21)(a)(b)(c)(d)	EUR	200	255,345
5.38%, 11/22/50(a)	GBP	50	89,314
8.13%, 11/20/28(a)	GBP	50	96,649
Pernod Ricard SA,
1.88%, 09/28/23 (Call 06/28/23)(a)	EUR	100	124,401
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	313	358,055
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR	150	175,888
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	118,368
Renault SA,
3.13%, 03/05/21(a)	EUR	75	94,368
RTE Reseau de Transport d’Electricite SA,
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	400	490,705
Sanofi
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	100	125,057
1.88%, 09/04/20 (Call 06/04/20)(a)	EUR	200	242,622
Series 12FX,
1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	100	117,911
Series 5,
0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	200	236,977
Series 8,
1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	200	238,484
Schneider Electric SE,
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	366,734
SNCF Reseau EPIC
1.13%, 05/19/27(a)	EUR	200	241,562
1.13%, 05/25/30(a)	EUR	300	353,434
Societe Generale SA
0.75%, 02/19/21(a)	EUR	200	238,536
1.00%, 04/01/22(a)	EUR	100	117,961
1.38%, 02/23/28 (Call 02/23/23)(a)(b)(c)	EUR	200	228,062
2.50%, 09/16/26 (Call 09/16/21)(a)(b)(c)	EUR	100	121,531
Societe Generale SCF SA,
4.13%, 02/15/22(a)	EUR	100	134,119
Societe Generale SFH SA
0.25%, 01/23/24(a)	EUR	100	116,614
0.75%, 10/18/27(a)	EUR	200	232,288
2.88%, 03/14/19(a)	EUR	100	119,328
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	100	116,826
2.88%, (Call 04/19/24)(a)(b)(c)(d)	EUR	100	118,751
Teleperformance,
1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	118,383
Total Capital Canada Ltd.,
1.13%, 03/18/22(a)	EUR	100	121,305
Total Capital International SA
0.25%, 07/12/23(a)	EUR	300	349,386
0.75%, 07/12/28(a)	EUR	200	227,067
2.50%, 03/25/26(a)	EUR	100	131,427
TOTAL SA
2.25%, (Call 02/26/21)(a)(b)(c)(d)	EUR	100	120,631
2.71%, (Call 05/05/23)(a)(b)(c)(d)	EUR	100	122,579
3.37%, (Call 10/06/26)(a)(b)(c)(d)	EUR	100	123,397
Unibail-Rodamco SE
1.50%, 02/22/28(a)	EUR	100	117,913
3.88%, 11/05/20(a)	EUR	100	127,394
Valeo SA,
0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	200	233,341
Veolia Environnement SA
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	120,459
4.38%, 12/11/20(a)	EUR	100	128,927

128

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
6.13%, 11/25/33	EUR	125	$231,246
Vivendi SA,
1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	100	118,950
Wendel SA,
1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	234,057

			30,981,635
GERMANY — 3.8%
Allianz Finance II BV,
5.75%, 07/08/41 (Call 07/08/21)(b)(c)	EUR	100	133,787
Allianz Finance II BV Co.,
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	116,239
Allianz SE
2.24%, 07/07/45 (Call 07/07/25)(a)(b)(c)	EUR	300	355,761
3.10%, 07/06/47 (Call 07/06/27)(a)(b)(c)	EUR	100	122,177
3.38%, (Call 09/18/24)(a)(b)(c)(d)	EUR	100	126,365
alstria office REIT-AG,
2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	100	123,408
Aroundtown SA,
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	300	326,212
BASF SE
0.88%, 05/22/25(a)	EUR	300	354,343
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	100	107,652
Series 10Y,
2.00%, 12/05/22(a)	EUR	100	126,295
Bayer AG,
2.38%, 04/02/75 (Call 10/02/22)(a)(b)(c)	EUR	100	117,942
Bayer Capital Corp. BV,
1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	400	486,315
Bayerische Landesbank,
0.75%, 01/20/26(a)	EUR	100	119,233
Bayerische Landesbodenkreditanstalt,
0.63%, 11/23/26	EUR	100	116,871
Berlin Hyp AG,
1.25%, 04/23/21	EUR	200	243,211
Bertelsmann SE & Co. KGaA,
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	123,800
BMW Finance NV
0.13%, 04/15/20(a)	EUR	200	234,829
0.38%, 07/10/23(a)	EUR	200	232,269
0.88%, 11/17/20(a)	EUR	150	179,091
0.88%, 04/03/25(a)	EUR	200	234,363
1.00%, 01/21/25(a)	EUR	50	59,179
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	114,968
0.13%, 02/23/23(a)	EUR	250	292,387
1.00%, 02/05/19(a)	EUR	50	58,918
1.13%, 09/19/25(a)	EUR	200	227,984
4.00%, 03/23/26(a)	EUR	75	94,580
4.00%, 03/30/27(a)	EUR	110	137,442
Continental Rubber of America Corp.,
0.50%, 02/19/19	EUR	100	117,439
Daimler AG
0.63%, 03/05/20(a)	EUR	200	236,418
0.85%, 02/28/25(a)	EUR	100	115,276
1.00%, 11/15/27(a)	EUR	200	222,904
1.50%, 07/03/29(a)	EUR	150	170,716
2.75%, 12/04/20(a)	GBP	100	134,680
Daimler Canada Finance Inc.,
1.78%, 08/19/19(a)	CAD	50	38,061
Daimler International Finance BV,
0.25%, 05/11/22(a)	EUR	400	464,351
Deutsche Bahn Finance BV
0.63%, 09/26/28(a)	EUR	150	169,812
0.88%, 07/11/31(a)	EUR	20	22,176
Deutsche Bahn Finance BV Co. AG,
4.38%, 09/23/21(a)	EUR	200	265,330

Security		Par (000)	Value
Deutsche Bahn Finance GMBH
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	$177,096
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	128,293
3.50%, 09/27/24(a)	AUD	100	75,106
Deutsche Bank AG
0.25%, 08/31/28(a)	EUR	150	163,534
0.63%, 12/19/23(a)	CHF	100	96,387
0.75%, 03/21/22(a)	CHF	150	149,432
1.13%, 03/17/25(a)	EUR	300	332,643
1.75%, 01/17/28(a)	EUR	100	109,901
Deutsche Genossenschafts-Hypothekenbank AG,
0.75%, 06/30/27(a)	EUR	200	234,094
Deutsche Hypothekenbank AG,
0.25%, 05/17/24	EUR	100	116,481
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	117,588
0.05%, 09/05/22(a)	EUR	200	233,757
0.50%, 01/19/23(a)	EUR	100	118,950
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)(a)	EUR	25	29,494
2.88%, 12/11/24(a)	EUR	75	99,372
Deutsche Telekom International Finance BV
0.38%, 10/30/21(a)	EUR	150	176,719
0.63%, 04/03/23(a)	EUR	100	117,739
0.63%, 12/13/24(a)	EUR	200	230,603
1.50%, 04/03/28(a)	EUR	75	88,176
2.00%, 10/30/19(a)	EUR	50	60,093
2.00%, 12/01/29(a)	EUR	300	359,924
2.25%, 04/13/29(a)	GBP	100	124,383
DVB Bank SE,
0.88%, 04/09/21(a)	EUR	100	117,637
DZ HYP AG
0.05%, 12/06/24	EUR	100	114,348
0.50%, 07/29/22(a)	EUR	100	119,215
0.75%, 02/02/26(a)	EUR	100	118,793
E.ON International Finance BV
5.53%, 02/21/23	EUR	100	143,428
5.88%, 10/30/37(a)	GBP	50	88,644
6.38%, 06/07/32	GBP	50	89,307
E.ON SE,
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	250	292,729
EnBW International Finance BV,
6.13%, 07/07/39	EUR	30	58,216
Erste Abwicklungsanstalt
0.00%, 12/07/18(a)(e)	EUR	100	117,188
0.00%, 02/25/21(a)(e)	EUR	100	117,726
Eurogrid GmbH,
3.88%, 10/22/20(a)	EUR	150	190,159
Evonik Finance BV,
0.00%, 03/08/21 (Call 12/08/20)(a)(e)	EUR	100	116,653
FMS Wertmanagement
0.13%, 04/16/20(a)	EUR	100	118,080
1.00%, 09/07/22(a)	GBP	300	389,625
1.88%, 05/09/19(a)	EUR	100	119,133
FMS Wertmanagement AoeR
0.00%, 10/20/20(a)(e)	EUR	200	235,814
0.05%, 07/06/21(a)	EUR	300	353,988
1.25%, 03/08/19(a)	GBP	100	131,527
Fresenius Finance Ireland PLC,
0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	118,842
Hannover Rueck SE,
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	400	460,658
HeidelbergCement AG,
1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	345	409,985
HSH Nordbank AG,
0.38%, 04/27/23(a)	EUR	75	87,563

129

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
innogy Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	$591,320
6.13%, 07/06/39(a)	GBP	50	91,781
6.25%, 06/03/30(a)	GBP	50	86,331
6.50%, 08/10/21(a)	EUR	100	139,223
KfW
0.00%, 04/28/22(e)	EUR	300	353,279
0.00%, 09/15/23(e)	EUR	200	233,013
0.05%, 05/30/24	EUR	50	58,077
0.13%, 06/01/20	EUR	710	839,666
0.13%, 01/15/24	EUR	400	467,810
0.38%, 03/15/23	EUR	300	357,505
0.38%, 03/09/26	EUR	370	430,680
0.63%, 07/04/22	EUR	200	241,016
0.63%, 02/22/27	EUR	120	140,966
0.63%, 01/07/28	EUR	300	349,516
0.88%, 03/15/22(a)	GBP	500	648,871
1.00%, 12/15/22(a)	GBP	300	389,165
1.13%, 01/15/20	EUR	240	287,518
1.13%, 09/15/32(a)	EUR	120	142,080
1.13%, 05/09/33(a)	EUR	300	353,399
1.13%, 06/15/37(a)	EUR	100	114,822
1.25%, 10/17/19	EUR	50	59,759
1.25%, 07/04/36(a)	EUR	110	129,608
1.38%, 02/01/21(a)	GBP	120	158,660
1.75%, 10/29/19	CAD	50	38,255
2.13%, 08/15/23	EUR	50	64,554
2.75%, 04/16/20(a)	AUD	600	449,292
3.38%, 01/18/21	EUR	50	63,953
3.88%, 01/21/19	EUR	50	59,727
5.00%, 03/19/24	AUD	70	57,928
6.00%, 08/20/20	AUD	50	39,883
6.00%, 12/07/28	GBP	50	92,293
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21(a)	EUR	100	117,635
0.13%, 02/21/22(a)	EUR	200	235,608
0.20%, 12/13/21(a)	EUR	300	350,619
0.38%, 01/29/19(a)	EUR	300	352,093
0.50%, 06/07/22(a)	EUR	200	234,731
Landesbank Hessen-Thueringen Girozentrale
0.00%, 11/23/20(a)(e)	EUR	200	235,524
0.88%, 03/20/28(a)	EUR	300	353,707
1.00%, 02/25/19(a)	EUR	100	117,919
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	130	150,432
0.88%, 03/07/22(a)	GBP	100	129,419
Landwirtschaftliche Rentenbank
0.25%, 07/15/24(a)	EUR	200	234,108
0.25%, 08/29/25(a)	EUR	200	231,392
0.38%, 01/22/24(a)	EUR	100	118,328
0.63%, 05/18/27(a)	EUR	200	233,643
1.25%, 05/20/22(a)	EUR	50	61,583
1.50%, 12/23/19(a)	GBP	50	66,139
2.60%, 03/23/27(a)	AUD	100	71,268
2.70%, 01/20/20	AUD	50	37,395
2.70%, 09/05/22(a)	AUD	70	52,177
Linde AG,
Series 10,
2.00%, 04/18/23(a)	EUR	50	63,298
Linde Finance BV,
0.25%, 01/18/22	EUR	394	463,983

Security		Par (000)	Value
Merck KGaA
2.63%, 12/12/74 (Call 06/12/21)(a)(b)(c)	EUR	25	$30,490
3.38%, 12/12/74 (Call 12/12/24)(a)(b)(c)	EUR	200	251,439
Muenchener Hypothekenbank eG
0.63%, 10/23/26(a)	EUR	200	233,945
2.50%, 07/04/28(a)	EUR	100	135,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.63%, 05/26/42 (Call 05/26/22)(a)(b)(c)	GBP	100	150,125
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19(a)	EUR	50	58,613
0.25%, 10/28/26	EUR	150	169,553
NRW Bank
0.13%, 07/07/23	EUR	300	350,734
0.25%, 05/16/24(a)	EUR	150	175,283
0.38%, 11/17/26(a)	EUR	100	114,681
0.50%, 05/26/25(a)	EUR	300	352,124
0.50%, 05/11/26(a)	EUR	50	58,309
1.25%, 10/22/18(a)	EUR	50	58,728
O2 Telefonica Deutschland Finanzierungs GmbH,
1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	100	118,362
SAP SE,
2.13%, 11/13/19(a)	EUR	100	120,415
Siemens Financieringsmaatschappij NV
1.75%, 03/12/21(a)	EUR	150	183,928
2.88%, 03/10/28(a)	EUR	100	136,943
UniCredit Bank AG
0.13%, 03/01/22(a)	EUR	150	176,592
0.13%, 10/26/23(a)	EUR	300	348,986
Volkswagen Financial Services NV,
1.75%, 04/17/20(a)	GBP	25	32,867
Volkswagen International Finance NV
2.00%, 03/26/21(a)	EUR	100	122,256
2.50%, (Call 03/20/22)(a)(b)(c)(d)	EUR	25	29,324
2.70%, (Call 12/14/22)(a)(b)(c)(d)	EUR	200	234,010
3.38%, (Call 06/27/24)(a)(b)(c)(d)	EUR	200	233,072
3.88%, (Call 06/14/27)(a)(b)(c)(d)	EUR	100	114,372
4.63%, (Call 03/24/26)(a)(b)(c)(d)	EUR	50	62,077
Series 10Y,
1.88%, 03/30/27(a)	EUR	200	233,591
Series 4Y,
0.50%, 03/30/21(a)	EUR	200	235,129
Volkswagen Leasing GmbH,
1.13%, 04/04/24(a)	EUR	384	445,377
Vonovia Finance BV
0.75%, 01/25/22(a)	EUR	200	236,355
1.50%, 06/10/26(a)	EUR	100	115,803
1.63%, 12/15/20(a)	EUR	400	484,752
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	76,839
3.25%, 03/29/23	CAD	250	190,753
WL BANK AG Westfaelische Landschaft Bodenkreditbank,
0.13%, 03/01/24(a)	EUR	400	464,323

			32,348,047
HONG KONG — 0.1%
CK Hutchison Finance 16 II Ltd.,
0.88%, 10/03/24(a)	EUR	300	344,760
Hutchison Whampoa Finance 14 Ltd.,
1.38%, 10/31/21(a)	EUR	234	281,926

			626,686
INDIA — 0.0%
Bharti Airtel International Netherlands BV,
3.38%, 05/20/21(a)	EUR	100	123,904

130

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
IRELAND — 0.1%
AIB Mortgage Bank,
0.88%, 02/04/23(a)	EUR	100	$120,753
Bank of Ireland,
3.25%, 01/15/19(a)	EUR	100	118,825
CRH Finance Germany GmbH,
1.75%, 07/16/21 (Call 04/16/21)(a)	EUR	100	121,822
ESB Finance DAC,
3.49%, 01/12/24(a)	EUR	100	134,270

			495,670
ITALY — 1.0%
A2A SpA,
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	112,216
ACEA SpA,
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	100	110,916
Aeroporti di Roma SpA,
1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	173,070
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	100	125,195
5.50%, 10/27/47 (Call 10/27/27)(a)(b)(c)	EUR	100	127,268
7.75%, 12/12/42 (Call 12/12/22)(a)(b)(c)	EUR	100	140,886
Autostrade per l’Italia SpA
1.13%, 11/04/21(a)	EUR	100	120,102
1.88%, 11/04/25(a)	EUR	100	119,108
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	113,530
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21(a)	EUR	100	124,166
Series 16,
2.88%, 07/16/24(a)	EUR	200	254,009
Banco BPM SpA,
0.75%, 03/31/22(a)	EUR	150	175,641
Credit Agricole Cariparma SpA
0.25%, 09/30/24(a)	EUR	100	111,315
1.13%, 03/21/25(a)	EUR	300	348,881
Enel Finance International NV
1.38%, 06/01/26(a)	EUR	150	172,306
5.00%, 09/14/22(a)	EUR	300	415,100
5.63%, 08/14/24(a)	GBP	200	304,675
5.75%, 09/14/40(a)	GBP	50	83,403
Enel SpA,
6.63%, 09/15/76 (Call 09/15/21)(a)(b)(c)	GBP	100	143,750
Eni SpA
0.75%, 05/17/22(a)	EUR	250	295,795
1.13%, 09/19/28(a)	EUR	150	163,692
1.75%, 01/18/24(a)	EUR	100	121,966
2.63%, 11/22/21(a)	EUR	100	125,792
FCA Bank SpA/Ireland
0.25%, 10/12/20(a)	EUR	200	232,421
1.25%, 09/23/20(a)	EUR	100	118,919
Ferrovie dello Stato Italiane SpA,
1.50%, 06/27/25(a)	EUR	400	459,455
Hera SpA,
0.88%, 10/14/26(a)	EUR	100	109,850
Intesa Sanpaolo SpA
0.63%, 01/20/22(a)	EUR	100	117,570
0.63%, 03/23/23(a)	EUR	300	349,758
1.13%, 01/14/20(a)	EUR	300	353,592
1.38%, 01/18/24(a)	EUR	200	227,959
1.38%, 12/18/25(a)	EUR	100	118,331
4.38%, 10/15/19(a)	EUR	100	122,331
Italgas SpA,
0.50%, 01/19/22(a)	EUR	200	232,475
Mediobanca SpA,
Series 4,
1.38%, 11/10/25(a)	EUR	100	116,384
Snam SpA,
0.88%, 10/25/26(a)	EUR	261	283,664
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22(a)	EUR	100	117,775
1.38%, 07/26/27(a)	EUR	200	223,634
UniCredit SpA
0.38%, 10/31/26(a)	EUR	200	214,365
3.25%, 01/14/21(a)	EUR	150	185,169
5.00%, 10/31/21(a)	EUR	200	268,744

Security		Par (000)	Value
Unione di Banche Italiane SpA
1.00%, 01/27/23(a)	EUR	150	$176,622
1.13%, 10/04/27(a)	EUR	200	224,465

			8,236,265
JAPAN — 0.2%
American Honda Finance Corp.
0.55%, 03/17/23	EUR	300	351,412
1.38%, 11/10/22	EUR	100	121,773
Asahi Group Holdings Ltd.,
1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	232,419
East Japan Railway Co.,
4.50%, 01/25/36(a)	GBP	50	83,461
Honda Canada Finance Inc.,
Series 16-4,
1.82%, 12/07/21	CAD	50	36,999
Mitsubishi UFJ Financial Group Inc.,
0.87%, 09/07/24(a)	EUR	200	231,504
MUFG Bank Ltd.,
0.88%, 03/11/22(a)	EUR	100	118,703
Nomura Europe Finance NV,
1.50%, 05/12/21(a)	EUR	100	121,214
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/11/24(a)	EUR	200	233,446
1.55%, 06/15/26(a)	EUR	100	119,498
Toyota Motor Credit Corp.,
0.75%, 07/21/22(a)	EUR	150	178,995

			1,829,424
JERSEY — 0.0%
Heathrow Funding Ltd.,
1.50%, 02/11/30(a)	EUR	150	171,037

LIECHTENSTEIN — 0.0%
LGT Bank AG,
1.88%, 02/08/23(a)	CHF	100	108,651

LUXEMBOURG — 0.1%
JAB Holdings BV,
1.25%, 05/22/24(a)	EUR	200	235,880
NORD/LB Luxembourg SA Covered Bond Bank,
0.25%, 03/10/20(a)	EUR	300	353,191

			589,071
MEXICO — 0.1%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	126,313
4.75%, 06/28/22	EUR	50	67,999
5.00%, 10/27/26	GBP	100	154,598
5.75%, 06/28/30	GBP	50	83,246
Petroleos Mexicanos
2.50%, 08/21/21(a)	EUR	150	180,810
2.75%, 04/21/27(a)	EUR	100	107,513
3.63%, 11/24/25(a)	EUR	200	233,011
3.75%, 02/21/24(a)	EUR	100	120,991
3.75%, 11/16/25(a)	GBP	100	124,615

			1,199,096
NETHERLANDS — 1.5%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	200	236,650
0.88%, 01/14/26(a)	EUR	100	119,589
1.13%, 01/12/32(a)	EUR	200	230,832
1.38%, 01/12/37(a)	EUR	100	115,600
1.88%, 07/31/19(a)	EUR	100	119,626
2.50%, 09/05/23(a)	EUR	200	261,036
2.88%, 06/30/25 (Call 06/30/20)(a)(b)(c)	EUR	100	122,008
3.38%, 08/15/31(a)	CHF	200	270,792
4.13%, 03/28/22(a)	EUR	300	399,441
Achmea Bank NV,
0.38%, 11/22/24(a)	EUR	300	347,863
Achmea BV,
4.25%, (Call 02/04/25)(a)(b)(c)(d)	EUR	100	119,056
Aegon Bank NV,
0.25%, 05/25/23(a)	EUR	100	116,826

131

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aegon NV,
6.13%, 12/15/31	GBP	50	$88,095
Akzo Nobel NV,
1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	231,314
ASML Holding NV,
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	200	238,461
Bank Nederlandse Gemeenten NV
0.20%, 11/09/24(a)	EUR	150	173,856
0.25%, 06/07/24(a)	EUR	200	233,610
0.38%, 01/14/22(a)	EUR	50	59,489
0.63%, 06/19/27(a)	EUR	250	290,096
1.00%, 03/15/22(a)	GBP	200	259,981
1.00%, 01/12/26(a)	EUR	200	241,611
1.38%, 10/21/30(a)	EUR	50	60,582
1.88%, 06/06/19(a)	EUR	50	59,659
2.25%, 07/17/23(a)	EUR	80	103,494
3.25%, 07/15/25(a)	AUD	200	150,265
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	232,599
0.50%, 12/06/22(a)	EUR	400	471,470
1.13%, 04/08/21(a)	CHF	100	104,485
1.25%, 03/23/26(a)	EUR	100	120,096
1.38%, 02/03/27(a)	EUR	50	60,827
1.50%, 04/26/38(a)	EUR	100	116,961
2.25%, 03/23/22(a)	GBP	100	134,287
3.88%, 07/25/23(a)	EUR	100	132,879
4.13%, 01/14/20	EUR	150	186,366
4.38%, 06/07/21(a)	EUR	150	197,016
5.38%, 08/03/60(a)	GBP	50	99,333
Series 2541,
4.00%, 09/19/22	GBP	50	71,932
de Volksbank NV,
0.13%, 09/28/20(a)	EUR	200	234,172
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	250	290,079
2.13%, 08/04/20(a)	EUR	100	121,986
ING Bank NV
0.70%, 04/16/20(a)	EUR	100	118,634
0.75%, 02/22/21(a)	EUR	100	119,181
3.38%, 01/10/22(a)	EUR	100	130,753
4.00%, 01/17/20(a)	EUR	200	248,919
ING Groep NV
1.13%, 02/14/25(a)	EUR	300	346,838
1.63%, 09/26/29 (Call 09/26/24)(a)(b)(c)	EUR	200	227,694
Koninklijke KPN NV
3.75%, 09/21/20(a)	EUR	150	189,490
5.63%, 09/30/24(a)	EUR	50	74,048
5.75%, 09/17/29(a)	GBP	100	160,919
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV,
0.13%, 06/01/23(a)	EUR	100	117,114
Nederlandse Gasunie NV,
0.00%, 11/18/19 (Call 10/18/19)(a)(e)	EUR	100	117,316
Nederlandse Waterschapsbank NV
0.50%, 01/19/23(a)	EUR	100	119,311
0.50%, 04/29/30(a)	EUR	100	109,752
1.00%, 03/01/28(a)	EUR	300	356,954
1.25%, 06/07/32(a)	EUR	100	117,643
1.63%, 01/29/48(a)	EUR	100	118,023
NN Group NV
1.00%, 03/18/22(a)	EUR	100	119,411
4.63%, 04/08/44 (Call 04/08/24)(a)(b)(c)	EUR	100	129,541
Shell International Finance BV
0.75%, 08/15/28(a)	EUR	150	168,050
0.88%, 08/21/28(a)	CHF	75	77,411

Security		Par (000)	Value
1.25%, 03/15/22(a)	EUR	250	$304,310
1.88%, 09/15/25(a)	EUR	100	126,007
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	116,518
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	469,738
Unibail-Rodamco SE
1.88%, 01/15/31 (Call 10/15/30)(a)	EUR	200	236,706
2.13%, (Call 10/25/23)(a)(b)(c)(d)	EUR	300	348,821
Unilever NV
1.00%, 02/14/27(a)	EUR	100	116,603
1.63%, 02/12/33(a)	EUR	100	117,255

			12,227,280
NEW ZEALAND — 0.1%
ANZ New Zealand Int’l Ltd./London,
0.13%, 09/22/23(a)	EUR	100	115,332
ASB Finance Ltd./London,
0.63%, 10/18/24(a)	EUR	200	234,391
BNZ International Funding Ltd./London,
0.13%, 06/17/21(a)	EUR	150	175,923
Westpac Securities NZ Ltd./London
0.13%, 06/16/21(a)	EUR	100	117,368
0.38%, 02/05/24(a)	CHF	150	151,682

			794,696
NORWAY — 0.3%
DNB Bank ASA
1.13%, 03/01/23	EUR	200	241,044
4.38%, 02/24/21(a)	EUR	100	129,993
DNB Boligkreditt AS
0.05%, 01/11/22(a)	EUR	300	351,057
0.38%, 01/14/21(a)	EUR	100	118,438
0.38%, 11/20/24(a)	EUR	100	115,970
1.88%, 06/18/19(a)	EUR	100	119,286
Eika Boligkreditt AS,
1.50%, 03/12/21(a)	EUR	100	121,865
Equinor ASA
1.25%, 02/17/27 (Call 11/17/26)(a)	EUR	100	118,978
2.88%, 09/10/25(a)	EUR	100	133,756
5.63%, 03/11/21(a)	EUR	280	375,013
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22(a)	EUR	200	233,872
0.50%, 01/30/25(a)	EUR	200	233,222
1.50%, 01/20/20(a)	EUR	100	120,058
SpareBank 1 SR-Bank ASA,
0.38%, 02/10/22(a)	EUR	100	116,793
Telenor ASA,
2.63%, 12/06/24(a)	EUR	100	130,328

			2,659,673
POLAND — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA,
0.75%, 07/25/21(a)	EUR	150	176,712

PORTUGAL — 0.1%
Caixa Geral de Depositos SA,
1.00%, 01/27/22(a)	EUR	100	119,668
EDP Finance BV
1.13%, 02/12/24(a)	EUR	200	234,232
4.13%, 06/29/20(a)	EUR	50	62,928

			416,828
QATAR — 0.0%
CBQ Finance Ltd.,
0.70%, 03/22/21(a)	CHF	300	302,951

RUSSIA — 0.0%
Gazprom OAO Via Gaz Capital SA,
4.36%, 03/21/25(a)	EUR	100	130,643

132

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
SINGAPORE — 0.0%
DBS Bank Ltd.,
0.38%, 11/21/24(a)	EUR	200	$230,741

SPAIN — 1.2%
Abertis Infraestructuras SA,
1.00%, 02/27/27(a)	EUR	100	108,938
Ayt Cedulas Cajas Global,
Series 10,
4.25%, 10/25/23	EUR	100	139,475
AyT Cedulas Cajas VIII FTA,
Series VIII,
4.25%, 11/18/19	EUR	300	371,290
AyT Cedulas Cajas X Fondo de Titulizacion de Activos,
Series X,
3.75%, 06/30/25	EUR	100	140,611
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21(a)	EUR	200	238,274
0.63%, 01/17/22(a)	EUR	400	470,126
0.63%, 03/18/23	EUR	200	237,434
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	100	114,796
0.63%, 11/03/20(a)	EUR	200	237,530
Banco Popular Espanol SA
0.75%, 09/29/20(a)	EUR	200	237,988
2.13%, 10/08/19(a)	EUR	100	120,142
Banco Santander SA
0.75%, 09/09/22(a)	EUR	100	119,585
0.75%, 06/12/23(a)	CHF	200	202,778
1.13%, 11/27/24(a)	EUR	100	121,356
1.38%, 02/09/22(a)	EUR	200	239,804
2.00%, 11/27/34(a)	EUR	100	124,882
2.50%, 03/18/25(a)	EUR	300	357,467
Bankia SA
1.00%, 03/14/23(a)	EUR	200	240,422
1.00%, 09/25/25(a)	EUR	100	117,750
4.00%, 02/03/25	EUR	100	140,483
Bankinter SA,
0.88%, 08/03/22(a)	EUR	100	119,760
CaixaBank SA
0.63%, 11/12/20(a)	EUR	200	237,693
0.75%, 04/18/23(a)	EUR	100	115,581
1.00%, 01/17/28(a)	EUR	400	460,185
1.13%, 01/12/23(a)	EUR	200	232,526
1.25%, 01/11/27(a)	EUR	100	118,741
Series 29,
3.63%, 01/18/21	EUR	100	127,538
Cedulas TDA 6 Fond de Titulizacion de Activos,
3.88%, 05/23/25	EUR	100	141,831
Criteria Caixa SAU,
1.50%, 05/10/23(a)	EUR	100	116,983
Deutsche Bank SA Espanola
0.63%, 12/15/21(a)	EUR	100	118,889
1.13%, 01/20/23(a)	EUR	100	120,810
Enagas Financiaciones SAU,
1.00%, 03/25/23(a)	EUR	100	119,660
FCC Aqualia SA,
2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	176,357
Gas Natural Fenosa Finance BV,
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	100	116,200
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	100	119,032
1.62%, 11/29/29(a)	EUR	200	234,291
4.13%, 03/23/20	EUR	50	62,463
Iberdrola International BV,
1.13%, 01/27/23(a)	EUR	100	120,356
Inmobiliaria Colonial Socimi SA,
2.00%, 04/17/26 (Call 01/17/26)(a)	EUR	300	346,055
Mapfre SA,
4.38%, 03/31/47 (Call 03/31/27)(a)(b)(c)	EUR	100	128,569
Merlin Properties SOCIMI SA,
1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	100	114,243
Naturgy Capital Markets SA,
6.00%, 01/27/20(a)	EUR	100	127,531

Security		Par (000)	Value
Programa Cedulas TDA Fondo de Titulizacion de Activos
Series A4,
4.13%, 04/10/21	EUR	100	$129,867
Series A6,
4.25%, 04/10/31	EUR	100	153,006
Red Electrica Financiaciones SAU,
1.00%, 04/21/26(a)	EUR	400	464,117
Repsol International Finance BV,
4.88%, 02/19/19(a)	EUR	100	120,251
Santander Consumer Finance SA,
1.00%, 05/26/21(a)	EUR	100	119,416
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	100	117,308
1.48%, 09/14/21(a)	EUR	100	121,780
1.53%, 01/17/25(a)	EUR	100	120,195
1.72%, 01/12/28(a)	EUR	200	231,883
2.32%, 10/17/28(a)	EUR	100	120,609
4.69%, 11/11/19(a)	EUR	100	124,062
5.29%, 12/09/22(a)	GBP	150	223,459

			9,702,378
SUPRANATIONAL — 0.0%
EUROFIMA,
0.25%, 04/25/23(a)	EUR	150	175,560

SWEDEN — 1.2%
Atlas Copco AB,
0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	113,354
Danske Hypotek AB,
Series 2112,
1.00%, 12/15/21(a)	SEK	2,000	233,257
Essity AB,
0.63%, 03/28/22 (Call 12/28/21)(a)	EUR	100	118,030
Lansforsakringar Hypotek AB
0.25%, 04/12/23(a)	EUR	100	116,909
Series 516,
1.25%, 09/20/23(a)	SEK	2,500	291,289
Nordea Bank AB
0.88%, 06/26/23(a)	EUR	100	116,847
4.00%, 07/11/19(a)	EUR	100	121,656
4.00%, 03/29/21(a)	EUR	150	191,840
Nordea Hypotek AB,
Series 5531,
1.00%, 04/08/22(a)	SEK	7,500	873,645
Nordea Mortgage Bank PLC,
1.38%, 02/28/33(a)	EUR	100	118,246
Securitas AB,
1.25%, 03/15/22(a)	EUR	200	240,658
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21(a)	EUR	100	117,867
0.25%, 06/20/24(a)	EUR	250	289,704
0.30%, 02/17/22(a)	EUR	150	175,820
1.25%, 08/05/22(a)	GBP	200	258,263
1.88%, 11/14/19(a)	EUR	100	120,108
3.00%, 06/19/19(a)	SEK	2,000	234,586
Stadshypotek AB
0.38%, 02/21/24(a)	EUR	150	175,494
0.38%, 12/06/24(a)	EUR	200	232,110
1.50%, 12/15/21(a)	SEK	2,000	237,188
1.63%, 10/30/20(a)	EUR	100	121,820
Series 1581,
3.00%, 12/19/18(a)	SEK	1,000	115,339
Series 1587,
1.50%, 06/01/23(a)	SEK	2,000	236,329
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR	500	586,225
2.25%, 08/27/20(a)	EUR	300	367,941
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20(a)	EUR	100	118,440
0.50%, 01/29/25(a)	EUR	500	584,271
0.88%, 03/29/27(a)	EUR	100	117,885
1.00%, 03/17/21(a)	SEK	1,000	116,760
Swedbank AB,
1.25%, 12/29/21(a)	GBP	200	259,559

133

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Swedbank Hypotek AB
0.13%, 07/18/22(a)	EUR	150	$175,666
0.38%, 03/11/22(a)	EUR	100	118,368
1.13%, 12/07/21(a)	GBP	400	520,660
Series 180,
5.70%, 05/12/20(a)	SEK	1,000	125,888
Series 187,
3.75%, 09/19/18(a)	SEK	2,000	228,895
Series 189,
1.00%, 12/16/20(a)	SEK	2,000	233,343
Series 191,
1.00%, 06/15/22(a)	SEK	4,000	465,411
Telia Co. AB
3.00%, 04/04/78 (Call 04/04/23)(a)(b)(c)	EUR	100	119,457
4.00%, 03/22/22(a)	EUR	100	132,616
TeliaSonera AB,
4.75%, 11/16/21	EUR	50	67,094
Vattenfall AB,
6.25%, 03/17/21(a)	EUR	490	665,779

			9,854,617
SWITZERLAND — 0.6%
ABB Finance BV,
0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	200	235,519
Argentum Netherlands BV for Zurich Insurance Co. Ltd.,
3.50%, 10/01/46 (Call 10/01/26)(a)(b)(c)	EUR	100	125,859
Credit Suisse AG/Guernsey,
1.75%, 01/15/21(a)	EUR	200	244,683
Credit Suisse AG/London
1.38%, 11/29/19(a)	EUR	200	238,744
4.75%, 08/05/19(a)	EUR	50	61,427
Credit Suisse Group AG,
2.13%, 09/12/25 (Call 09/12/24)(a)(b)(c)	GBP	100	125,679
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23(a)	CHF	100	102,782
1.25%, 04/14/22(a)	EUR	500	597,153
ELM BV for Swiss Life Insurance & Pension Group,
4.50%, (Call 05/19/27)(a)(b)(c)(d)	EUR	100	126,804
Glencore Canada Financial Corp.,
7.38%, 05/27/20(a)	GBP	50	71,804
Glencore Finance Europe Ltd.,
2.63%, 12/03/18(a)	CHF	150	152,830
Glencore Finance Europe SA,
3.75%, 04/01/26 (Call 01/01/26)(a)	EUR	100	128,872
Holcim Finance Luxembourg SA,
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	100	119,483
LafargeHolcim Ltd.,
3.00%, 11/22/22(a)	CHF	100	111,369
Nestle Finance International Ltd.,
0.75%, 11/08/21(a)	EUR	100	119,811
Nestle Holdings Inc.,
0.25%, 10/04/27(a)	CHF	900	885,755
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	111,460
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	100	116,624
Richemont International Holding SA,
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	250	296,345
Roche Kapitalmarkt AG,
Series 2024,
0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	200,838
Swiss Re ReAssure Ltd.,
1.38%, 05/27/23(a)	EUR	150	180,785
UBS AG/London
0.13%, 11/05/21 (Call 10/05/21)(a)	EUR	200	232,964
1.25%, 09/03/21(a)	EUR	200	241,620
1.38%, 04/16/21(a)	EUR	150	182,512
UBS Group Funding Switzerland AG,
1.50%, 11/30/24 (Call 11/30/23)(a)	EUR	200	239,020

			5,250,742
UNITED ARAB EMIRATES — 0.0%
IPIC GMTN Ltd.,
6.88%, 03/14/26(a)	GBP	100	171,515

UNITED KINGDOM — 2.7%
AA Bond Co. Ltd.,
2.88%, 07/31/43 (Call 10/31/21)(a)	GBP	100	127,854

Security		Par (000)	Value
Affordable Housing Finance PLC,
3.80%, 05/20/42(a)	GBP	100	$170,753
Anglian Water Services Financing PLC,
4.50%, 02/22/26(a)	GBP	100	143,041
Anglo American Capital PLC,
1.63%, 09/18/25(a)	EUR	200	228,431
Annington Funding PLC,
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	100	130,303
Aspire Defence Finance PLC,
Series B,
4.67%, 03/31/40	GBP	139	220,012
AstraZeneca PLC,
0.25%, 05/12/21 (Call 02/12/21)(a)	EUR	200	235,192
Aviva PLC
3.88%, 07/03/44 (Call 07/03/24)(a)(b)(c)	EUR	100	126,646
5.90%, (Call 07/27/20)(a)(b)(c)(d)	GBP	25	34,515
6.88%, 05/20/58 (Call 05/20/38)(b)(c)	GBP	50	81,243
Bank of Scotland PLC
4.50%, 07/13/21(a)	EUR	200	265,112
4.88%, 12/20/24	GBP	125	194,751
Barclays Bank PLC
4.25%, 01/12/22(a)	GBP	100	143,903
10.00%, 05/21/21(a)	GBP	100	156,758
Barclays PLC
1.38%, 01/24/26 (Call 01/24/25)(a)(b)(c)	EUR	200	225,525
1.88%, 03/23/21(a)	EUR	100	121,562
3.13%, 01/17/24(a)	GBP	100	132,051
3.25%, 01/17/33	GBP	100	122,233
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	100	116,872
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	200	232,517
6.00%, 11/24/34(a)	GBP	50	87,136
7.25%, 03/12/24	GBP	150	245,904
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	100	121,130
5.13%, 12/01/25(a)	GBP	150	238,431
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	100	119,818
1.95%, 03/03/25(a)	EUR	150	187,026
3.47%, 05/15/25(a)	CAD	500	382,696
4.15%, 06/01/20(a)	EUR	150	189,115
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	100	118,981
1.75%, 03/10/26(a)	EUR	100	119,235
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	200	254,684
Broadgate Financing PLC,
Series C2,
5.10%, 04/05/35(a)	GBP	118	179,177
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	100	123,619
3.13%, 03/21/40(a)	GBP	100	128,399
Centrica PLC,
7.00%, 09/19/33(a)	GBP	150	285,264
Channel Link Enterprises Finance PLC,
Series A5,
3.04%, 06/30/50 (Call 06/20/29)(a)(b)(c)	GBP	150	194,405
CNH Industrial Finance Europe SA,
1.38%, 05/23/22 (Call 02/23/22)(a)	EUR	200	236,748
Compass Group International BV,
0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	100	115,554
Diageo Finance PLC,
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	100	128,177
DS Smith PLC,
Series EMT7,
1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	200	231,654
Eastern Power Networks PLC,
5.75%, 03/08/24(a)	GBP	50	77,362

134

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Eversholt Funding PLC,
3.53%, 08/07/42(a)	GBP	100	$126,798
FCE Bank PLC
1.88%, 06/24/21(a)	EUR	100	121,503
2.73%, 06/03/22(a)	GBP	100	133,627
G4S International Finance PLC,
1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	100	117,351
Gatwick Funding Ltd.
3.13%, 09/28/39(a)	GBP	100	127,244
6.13%, 03/02/26(a)	GBP	100	162,451
GlaxoSmithKline Capital PLC
0.00%, 09/12/20 (Call 08/12/20)(a)(e)	EUR	200	234,193
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	100	116,727
5.25%, 12/19/33	GBP	100	172,279
6.38%, 03/09/39	GBP	100	200,509
Great Rolling Stock Co. Ltd. (The),
6.88%, 07/27/35(a)	GBP	78	129,072
Hammerson PLC,
7.25%, 04/21/28	GBP	25	43,393
HBOS PLC,
4.50%, 03/18/30 (Call 03/18/25)(b)(c)	EUR	200	262,658
Heathrow Funding Ltd.
5.23%, 02/15/23(a)	GBP	50	75,009
6.45%, 12/10/31(a)	GBP	200	361,442
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	50	79,707
6.50%, 07/07/23(a)	GBP	50	77,987
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	150	173,933
2.26%, 11/13/26 (Call 11/13/25)(a)(b)(c)	GBP	200	252,777
3.13%, 06/07/28	EUR	200	253,396
3.20%, 12/05/23	CAD	50	37,889
6.50%, 05/20/24(a)	GBP	50	79,503
6.75%, 09/11/28(a)	GBP	150	249,845
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	100	116,050
5.00%, 12/02/19(a)	EUR	100	124,796
8.13%, 03/15/24(a)	GBP	50	84,273
Informa PLC,
1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	100	117,942
Land Securities Capital Markets PLC,
2.63%, 09/22/37(a)	GBP	100	128,247
Leeds Building Society,
4.88%, 11/16/20(a)	GBP	100	142,211
Legal & General Finance PLC,
5.88%, 04/05/33(a)	GBP	25	43,524
Legal & General Group PLC,
5.38%, 10/27/45 (Call 10/27/25),
(5 year UK Government Bond + 4.580%)(a)(b)(c)	GBP	100	143,065
Lloyds Bank PLC
0.38%, 01/18/21(a)	EUR	100	118,345
0.50%, 07/22/20(a)	EUR	200	237,230
1.38%, 04/16/21(a)	EUR	200	243,055
6.50%, 03/24/20(a)	EUR	150	193,225
7.50%, 04/15/24(a)	GBP	100	168,935
7.63%, 04/22/25(a)	GBP	100	168,570
Lloyds Banking Group PLC
0.75%, 11/09/21(a)	EUR	100	118,693
4.00%, 03/07/25	AUD	250	184,363
London & Quadrant Housing Trust,
5.50%, 01/27/40(a)	GBP	50	89,343
Manchester Airport Group Funding PLC,
4.13%, 04/02/24(a)	GBP	100	145,103
Marks & Spencer PLC,
3.00%, 12/08/23(a)	GBP	100	133,077
Martlet Homes Ltd.,
3.00%, 05/09/52(a)	GBP	100	123,890

Security	Par (000)		Value
Motability Operations Group PLC,
2.38%, 03/14/32(a)	GBP	100	$126,370
National Westminster Bank PLC,
0.50%, 05/15/24(a)	EUR	150	175,655
Nationwide Building Society
0.13%, 01/25/21(a)	EUR	200	235,274
0.75%, 06/25/19(a)	EUR	100	118,128
1.13%, 06/03/22(a)	EUR	100	120,009
2.00%, 07/25/29 (Call 07/25/24)(a)(b)(c)	EUR	150	172,961
2.25%, 06/25/29(a)	EUR	150	196,096
3.25%, 01/20/28(a)	GBP	100	137,998
Natwest Markets PLC
0.63%, 03/02/22(a)	EUR	500	577,923
5.50%, 03/23/20(a)	EUR	50	63,616
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20(a)	GBP	200	281,027
4.75%, 01/22/24(a)	GBP	50	77,294
4.75%, 11/29/35	GBP	50	92,906
NGG Finance PLC,
4.25%, 06/18/76 (Call 06/18/20)(a)(b)(c)	EUR	100	124,476
Northumbrian Water Finance PLC,
1.63%, 10/11/26(a)	GBP	100	121,656
Notting Hill Housing Trust,
3.75%, 12/20/32(a)	GBP	100	141,610
Orbit Capital PLC,
3.50%, 03/24/45(a)	GBP	100	136,342
Places for People Homes Ltd.,
3.63%, 11/22/28(a)	GBP	100	132,787
Prudential PLC,
6.13%, 12/19/31(a)	GBP	150	250,699
RELX Capital Inc.,
1.30%, 05/12/25 (Call 02/12/25)	EUR	250	294,791
RL Finance Bonds No. 2 PLC,
6.13%, 11/30/43 (Call 11/30/23),
(5 year UK Government Bond + 4.321%)(a)(b)(c)	GBP	100	145,867
Royal Bank of Scotland Group PLC,
2.50%, 03/22/23(a)	EUR	100	123,609
Sanctuary Capital PLC,
6.70%, 03/23/39	GBP	50	101,343
Santander UK Group Holdings PLC,
1.13%, 09/08/23(a)	EUR	100	117,337
Santander UK PLC
0.25%, 08/09/21(a)	EUR	100	117,915
1.13%, 03/10/25(a)	EUR	200	234,705
1.63%, 11/26/20(a)	EUR	200	243,591
5.25%, 02/16/29(a)	GBP	150	254,024
Scottish Widows Ltd.,
5.50%, 06/16/23(a)	GBP	100	145,314
Segro PLC,
2.38%, 10/11/29(a)	GBP	100	126,546
Severn Trent Utilities Finance PLC,
3.63%, 01/16/26(a)	GBP	100	140,216
Sky PLC
1.50%, 09/15/21(a)	EUR	100	121,075
2.25%, 11/17/25(a)	EUR	200	249,839
Smiths Group PLC,
2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	118,007
South Eastern Power Networks PLC,
5.63%, 09/30/30	GBP	100	167,121
Southern Electric Power Co. Ltd.,
5.50%, 06/07/32(a)	GBP	50	84,657
Southern Gas Networks PLC,
Series A7, 4.88%, 03/21/29(a)	GBP	50	78,598
Southern Water Services Finance Ltd.,
6.19%, 03/31/29(a)	GBP	25	43,676
SSE PLC,
3.88%, (Call 09/10/20)(a)(b)(c)(d)	GBP	100	133,898
Standard Chartered PLC
3.63%, 11/23/22(a)	EUR	100	127,209
4.00%, 10/21/25 (Call 10/21/20)(a)(b)(c)	EUR	100	124,262

135

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Standard Life Aberdeen PLC,
6.75%, (Call 07/12/27),
(5 year UK Government Bond + 2.850%)(a)(b)(c)(d)	GBP	25	$43,227
Student Finance PLC,
2.67%, 09/30/24(a)	GBP	100	129,896
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32(a)	GBP	100	124,191
2.88%, 05/03/27(a)	GBP	250	315,492
5.75%, 09/13/30 (Call 09/13/22)(b)(c)	GBP	50	72,903
THFC Funding No. 2 PLC,
6.35%, 07/08/41	GBP	50	96,390
United Utilities Water Ltd.,
4.25%, 01/24/20(a)	EUR	150	186,721
University of Oxford,
2.54%, 12/08/17(a)	GBP	100	125,637
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	98,612
0.50%, 01/30/24(a)	EUR	100	114,929
1.13%, 11/20/25(a)	EUR	200	232,028
1.25%, 08/25/21(a)	EUR	100	120,720
1.88%, 11/20/29(a)	EUR	200	232,672
5.63%, 12/04/25	GBP	50	79,211
5.90%, 11/26/32(a)	GBP	50	86,690
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	118,712
4.00%, 05/09/59(a)	GBP	100	186,249
Western Power Distribution South West PLC,
2.38%, 05/16/29(a)	GBP	100	126,006
Western Power Distribution West Midlands PLC,
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	100	142,644
WPP Finance SA,
2.25%, 09/22/26(a)	EUR	100	121,330
Yorkshire Building Society,
1.25%, 03/17/22(a)	EUR	100	119,150
Yorkshire Water Services Bradford Finance Ltd.,
3.63%, 08/01/29	GBP	100	144,064

			22,980,920
UNITED STATES — 2.6%
3M Co.,
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	118,022
AbbVie Inc.,
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	117,555
American International Group Inc.,
1.88%, 06/21/27 (Call 03/21/27)	EUR	150	175,785
American Tower Corp.,
1.95%, 05/22/26 (Call 02/22/26)	EUR	125	147,434
Amgen Inc.
0.41%, 03/08/23(a)	CHF	100	101,624
4.00%, 09/13/29(a)	GBP	100	145,923
Apple Inc.
0.75%, 02/25/30(a)	CHF	150	150,988
3.05%, 07/31/29	GBP	100	140,982
3.35%, 01/10/24(a)	AUD	150	112,874
Series MPLE,
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	148,449
AT&T Inc.
1.30%, 09/05/23 (Call 06/05/23)	EUR	100	118,886
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	362,139
3.15%, 09/04/36 (Call 06/04/36)	EUR	100	117,720
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	257,746
4.38%, 09/14/29	GBP	100	143,469
5.50%, 03/15/27(a)	GBP	150	235,367
7.00%, 04/30/40	GBP	50	94,794
Series MPLE,
2.85%, 05/25/24 (Call 03/25/24)	CAD	200	147,580
Bank of America Corp.
1.66%, 04/25/28 (Call 04/25/27)(a)(b)(c)	EUR	100	116,694
2.30%, 07/25/25(a)	GBP	100	129,391
2.38%, 06/19/24(a)	EUR	100	125,882
2.50%, 07/27/20(a)	EUR	150	184,225

Security		Par (000)	Value
6.13%, 09/15/21(a)	GBP	100	$148,524
Series MPLE,
3.41%, 09/20/25 (Call 09/20/24)(b)(c)	CAD	200	151,982
Berkshire Hathaway Inc.
0.75%, 03/16/23 (Call 12/16/22)	EUR	200	236,811
1.13%, 03/16/27 (Call 12/16/26)	EUR	200	232,780
Booking Holdings Inc.,
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	124,608
Celanese U.S. Holdings LLC,
1.13%, 09/26/23 (Call 06/26/23)	EUR	150	175,065
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	100	115,899
1.38%, 10/27/21(a)	EUR	400	483,956
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	150	171,113
5.15%, 05/21/26(a)	GBP	100	153,864
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	50,896
0.75%, 03/09/23 (Call 12/09/22)	EUR	150	178,697
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	116,053
Coca-Cola European Partners PLC,
1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	100	120,291
DH Europe Finance SA,
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	128,383
Digital Stout Holding LLC,
4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	285,020
Ecolab Inc.,
1.00%, 01/15/24 (Call 10/15/23)	EUR	100	118,344
Eli Lilly & Co.,
1.63%, 06/02/26 (Call 03/02/26)	EUR	250	307,498
Fidelity National Information Services Inc.,
1.10%,
Series ., 07/15/24 (Call 04/15/24)	EUR	200	231,714
Ford Credit Canada Co.,
3.35%, 09/19/22	CAD	200	151,436
GE Capital European Funding Un Ltd. Co.,
2.63%, 03/15/23(a)	EUR	300	381,185
GE Capital European Funding Unlimited Co.,
5.38%, 01/23/20	EUR	150	189,364
GE Capital UK Funding,
6.25%, 05/05/38	GBP	50	93,027
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	200	229,683
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	119,805
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	113,330
2.13%, 05/17/37 (Call 02/17/37)	EUR	200	218,316
4.13%, 09/19/35(a)	EUR	100	144,122
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	248,649
1.63%, 07/27/26(a)	EUR	100	116,542
2.00%, 07/27/23(a)	EUR	100	122,756
2.00%, 03/22/28(a)	EUR	300	354,129
2.63%, 08/19/20(a)	EUR	100	123,144
2.88%, 06/03/26(a)	EUR	50	63,676
5.50%, 10/12/21	GBP	100	144,742
HCN Canadian Holdings-1 LP,
3.35%, 11/25/20	CAD	100	77,475
Honeywell International Inc.,
0.65%, 02/21/20	EUR	200	236,390
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	873,807
0.95%, 05/23/25	EUR	200	234,661
1.13%, 09/06/24	EUR	100	119,737
2.75%, 12/21/20	GBP	100	135,525
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	118,266
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	239,673

136

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	$50,625
0.63%, 01/25/24 (Call 11/25/23)(a)	EUR	267	308,373
1.50%, 10/26/22(a)	EUR	400	487,251
1.50%, 01/27/25(a)	EUR	150	180,030
2.63%, 04/23/21(a)	EUR	200	249,918
Kraft Heinz Foods Co.,
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	119,579
MasterCard Inc.,
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	120,495
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	98,985
0.63%, 01/29/24(a)	EUR	400	463,775
5.88%, 04/23/32	GBP	25	43,233
McKesson Corp.,
1.50%, 11/17/25 (Call 08/17/25)	EUR	250	292,112
Merck & Co. Inc.,
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	115,821
Metropolitan Life Global Funding
I 0.88%, 01/20/22(a)	EUR	150	178,891
2.63%, 12/05/22(a)	GBP	250	342,036
Microsoft Corp.,
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	124,596
Mondelez International Inc.,
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	51,086
Morgan Stanley
1.00%, 12/02/22	EUR	150	178,012
1.34%, 10/23/26 (Call 10/23/25)(b)(c)	EUR	200	230,243
1.75%, 03/11/24	EUR	100	121,101
2.38%, 03/31/21	EUR	50	61,863
5.38%, 08/10/20	EUR	50	64,769
Mylan NV,
2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	200	241,496
Oracle Corp.,
3.13%, 07/10/25	EUR	100	135,629
PepsiCo Inc.,
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	145,779
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	250	293,879
6.50%, 06/03/38(a)	GBP	50	102,709
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	122,117
2.88%, 03/03/26	EUR	200	260,332
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	200	233,163
2.00%, 08/16/22(a)	EUR	100	125,600
Prologis LP,
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	120,591
Southern Power Co.,
Series 2016,
1.00%, 06/20/22	EUR	100	119,103
Thermo Fisher Scientific Inc.
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	235,047
1.45%, 03/16/27 (Call 12/16/26)	EUR	100	116,280
Time Warner Cable LLC,
5.75%, 06/02/31	GBP	50	74,960
Toyota Motor Credit Corp.
0.63%, 11/21/24(a)	EUR	200	232,395
1.00%, 03/09/21(a)	EUR	50	59,994
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	122,587
5.13%, 02/12/50(a)	GBP	50	97,179
United Technologies Corp.,
1.15%, 05/18/24 (Call 02/18/24)	EUR	300	354,251
Verizon Communications Inc.
1.00%, 11/30/27(a)	CHF	200	197,715
1.38%, 11/02/28	EUR	200	226,145
3.38%, 10/27/36	GBP	100	129,193
4.05%, 02/17/25	AUD	200	149,635

Security	Par (000)		Value
Walgreens Boots Alliance Inc.,
2.13%, 11/20/26 (Call 08/20/26)	EUR	200	$239,299
Walmart Inc.
5.63%, 03/27/34	GBP	100	184,679
5.75%, 12/19/30	GBP	25	44,838
Wal-Mart Stores Inc.,
4.88%, 09/21/29	EUR	150	240,912
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR	100	111,831
1.38%, 06/30/22(a)	GBP	250	320,503
1.38%, 10/26/26(a)	EUR	200	232,276
1.50%, 05/24/27(a)	EUR	150	174,049
2.25%, 09/03/20(a)	EUR	100	122,390
3.50%, 09/12/29(a)	GBP	100	139,621
3.87%, 05/21/25	CAD	25	19,130
Series MPLE,
2.09%, 04/25/22	CAD	200	147,843
Welltower Inc.,
4.80%, 11/20/28 (Call 08/20/28)	GBP	100	148,188

			21,678,599

TOTAL CORPORATE BONDS & NOTES — 22.6% (Cost: $189,065,982)			190,653,585

FOREIGN GOVERNMENT OBLIGATIONS

AUSTRALIA — 2.5%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	1,700	1,254,352
2.00%, 12/21/21(a)	AUD	550	406,911
2.25%, 05/21/28(a)	AUD	900	644,204
2.75%, 10/21/19(a)	AUD	1,750	1,312,619
2.75%, 04/21/24(a)	AUD	800	605,806
2.75%, 11/21/27(a)	AUD	700	523,669
2.75%, 11/21/28(a)	AUD	1,030	770,151
2.75%, 11/21/29(a)	AUD	700	522,337
2.75%, 06/21/35(a)	AUD	320	231,425
2.75%, 05/21/41(a)	AUD	350	246,344
3.00%, 03/21/47(a)	AUD	430	310,136
3.25%, 04/21/25(a)	AUD	950	738,498
3.25%, 04/21/29(a)	AUD	1,480	1,157,422
3.25%, 06/21/39(a)	AUD	330	252,863
3.75%, 04/21/37(a)	AUD	320	263,713
4.25%, 04/21/26(a)	AUD	1,700	1,410,732
4.50%, 04/21/33(a)	AUD	560	498,686
4.75%, 04/21/27(a)	AUD	550	475,859
5.50%, 04/21/23(a)	AUD	1,600	1,359,899
5.75%, 05/15/21(a)	AUD	2,050	1,673,852
5.75%, 07/15/22(a)	AUD	700	590,277
Australian Capital Territory,
2.50%, 05/21/26(a)	AUD	60	43,092
New South Wales Treasury Corp.
3.00%, 05/20/27(a)	AUD	100	74,622
3.00%, 03/20/28	AUD	540	400,673
3.00%, 04/20/29(a)	AUD	100	73,580
4.00%, 04/20/23	AUD	500	396,860
5.00%, 08/20/24	AUD	150	126,316
6.00%, 05/01/20(a)	AUD	50	39,640
6.00%, 03/01/22	AUD	300	251,107
Northern Territory Treasury Corp.,
2.50%, 11/21/22	AUD	300	222,335
Queensland Treasury Corp.
2.75%, 08/20/27(f)	AUD	470	339,975
3.00%, 03/22/24(f)	AUD	150	112,924
3.25%, 07/21/28(f)	AUD	200	150,000

137

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
4.00%, 06/21/19(f)	AUD	200	$151,206
4.25%, 07/21/23(f)	AUD	150	120,085
4.75%, 07/21/25(f)	AUD	680	566,694
5.75%, 07/22/24(a)	AUD	400	347,090
6.00%, 07/21/22(a)	AUD	170	143,267
6.25%, 02/21/20(a)	AUD	50	39,490
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	71,349
3.00%, 09/20/27(a)	AUD	350	257,281
5.00%, 05/20/21	AUD	80	63,780
Tasmanian Public Finance Corp.,
4.00%, 06/11/24(a)	AUD	40	31,640
Treasury Corp. of Victoria
1.75%, 07/27/21(a)	AUD	200	146,408
3.00%, 10/20/28(a)	AUD	200	148,576
5.50%, 11/15/18	AUD	50	37,539
5.50%, 12/17/24	AUD	490	425,546
6.00%, 10/17/22	AUD	380	323,360
Western Australian Treasury Corp.
2.50%, 07/22/20(a)	AUD	150	112,146
2.50%, 07/23/24	AUD	100	73,174
2.75%, 10/20/22	AUD	800	599,650
3.00%, 10/21/26	AUD	150	111,191
3.00%, 10/21/27	AUD	40	29,458
5.00%, 07/23/25(a)	AUD	50	42,214

			21,322,023
AUSTRIA — 1.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22(a)	EUR	100	120,082
4.38%, 07/08/19(a)	EUR	50	61,170
KAF Karntner Ausgleichszahlungs-Fonds,
0.00%, 01/14/32(a)(e)	EUR	150	148,039
Republic of Austria Government Bond
0.00%, 07/15/23(e)(f)	EUR	500	586,424
0.25%, 10/18/19(f)	EUR	400	472,134
0.50%, 04/20/27(f)	EUR	620	724,510
0.75%, 02/20/28(f)	EUR	400	474,423
1.20%, 10/20/25(f)	EUR	540	672,669
1.50%, 02/20/47(f)	EUR	190	228,208
1.50%, 11/02/86(f)	EUR	230	249,380
1.65%, 10/21/24(f)	EUR	650	833,035
1.95%, 06/18/19(f)		0	—
2.40%, 05/23/34(f)	EUR	300	422,180
3.15%, 06/20/44(f)	EUR	220	363,719
3.40%, 11/22/22(f)	EUR	763	1,032,008
3.50%, 09/15/21(f)	EUR	650	853,173
3.65%, 04/20/22(f)	EUR	350	469,291
3.80%, 01/26/62(f)	EUR	295	597,449
3.90%, 07/15/20(f)	EUR	539	684,938
4.15%, 03/15/37(f)	EUR	500	886,617
4.85%, 03/15/26(f)	EUR	250	393,292
6.25%, 07/15/27	EUR	200	352,625

			10,625,366
BELGIUM — 2.1%
Flemish Community (The),
1.50%, 07/12/38(a)	EUR	100	115,348
Kingdom of Belgium Government Bond
0.20%, 10/22/23(f)	EUR	360	424,946
0.80%, 06/22/27(f)	EUR	400	475,771
0.80%, 06/22/28(f)	EUR	654	769,743
1.00%, 06/22/26(f)	EUR	1,110	1,354,187

Security	Par (000)		Value
1.00%, 06/22/31(f)	EUR	640	$749,671
1.25%, 04/22/33(a)	EUR	160	190,334
1.45%, 06/22/37(f)	EUR	310	367,884
1.60%, 06/22/47(f)	EUR	395	457,516
1.90%, 06/22/38(f)	EUR	420	534,057
2.15%, 06/22/66(f)	EUR	160	200,923
2.25%, 06/22/23(a)	EUR	550	717,353
2.25%, 06/22/57(f)	EUR	140	182,719
2.60%, 06/22/24(f)	EUR	1,030	1,379,851
3.00%, 09/28/19(a)	EUR	180	219,227
3.00%, 06/22/34(f)	EUR	290	428,527
3.75%, 09/28/20(f)	EUR	850	1,085,653
3.75%, 06/22/45(a)	EUR	355	612,573
4.00%, 03/28/32(a)	EUR	400	647,426
4.25%, 09/28/21(f)	EUR	1,500	2,011,861
4.25%, 09/28/22(a)	EUR	500	694,320
4.25%, 03/28/41(f)	EUR	600	1,077,174
4.50%, 03/28/26(f)	EUR	850	1,304,979
5.00%, 03/28/35(f)	EUR	510	938,172
5.50%, 03/28/28	EUR	275	469,276

			17,409,491
BULGARIA — 0.1%
Bulgaria Government International Bond
2.95%, 09/03/24(a)	EUR	400	536,669
3.00%, 03/21/28(a)	EUR	100	132,545

			669,214
CANADA — 4.8%
Canada Housing Trust
2.00%, 12/15/19(f)	CAD	100	76,736
2.35%, 12/15/18(f)	CAD	50	38,499
Canada Housing Trust No. 1
1.15%, 12/15/21(f)	CAD	200	147,539
1.20%, 06/15/20(f)	CAD	100	75,451
1.25%, 06/15/21(f)	CAD	880	656,222
1.50%, 12/15/21(f)	CAD	200	149,269
1.75%, 06/15/22(f)	CAD	1,250	935,474
1.90%, 09/15/26(f)	CAD	160	115,776
1.95%, 06/15/19(f)	CAD	300	230,475
1.95%, 12/15/25(f)	CAD	210	153,634
2.25%, 12/15/25(f)	CAD	100	74,689
2.35%, 06/15/23(f)	CAD	600	456,922
2.35%, 06/15/27	CAD	200	149,140
2.35%, 03/15/28(f)	CAD	350	259,997
2.55%, 03/15/25	CAD	120	91,705
2.65%, 03/15/28(f)	CAD	200	152,439
2.90%, 06/15/24(f)	CAD	350	273,269
Canadian Government Bond
0.75%, 03/01/21	CAD	6,000	4,452,120
1.00%, 09/01/22	CAD	730	534,391
1.25%, 11/01/19	CAD	1,180	898,268
1.50%, 03/01/20	CAD	2,850	2,171,013
1.75%, 03/01/23	CAD	400	300,808
2.00%, 06/01/28	CAD	1,040	774,792
2.00%, 12/01/51	CAD	150	105,740
2.25%, 06/01/25	CAD	500	382,815
2.75%, 12/01/48	CAD	630	523,732
2.75%, 12/01/64	CAD	330	283,349
3.50%, 06/01/20	CAD	2,062	1,624,403
3.75%, 06/01/19	CAD	700	545,984

138

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
4.00%, 06/01/41	CAD	1,145	$1,125,838
5.00%, 06/01/37	CAD	750	802,483
5.75%, 06/01/33	CAD	840	914,387
City of Montreal Canada
3.15%, 12/01/36	CAD	250	185,568
3.50%, 09/01/23	CAD	60	47,563
City of Toronto Canada
2.40%, 06/07/27	CAD	250	181,066
2.95%, 04/28/35	CAD	50	36,300
3.50%, 12/06/21	CAD	400	316,421
Financement-Quebec,
2.45%, 12/01/19	CAD	200	154,252
Hydro-Quebec
5.00%, 02/15/45	CAD	400	408,833
5.00%, 02/15/50	CAD	320	337,671
6.50%, 02/15/35	CAD	100	109,868
9.63%, 07/15/22	CAD	320	310,584
Labrador-Island Link Funding Trust,
3.76%, 06/01/33(f)	CAD	300	249,339
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	225,696
4.88%, 06/03/19	CAD	130	102,188
Muskrat Falls/Labrador Transmission Assets Funding Trust,
3.63%, 06/01/29(f)	CAD	300	244,436
Province of Alberta Canada
1.60%, 09/01/22	CAD	250	184,941
2.20%, 06/01/26	CAD	100	73,137
2.35%, 06/01/25	CAD	50	37,346
2.55%, 12/15/22	CAD	200	153,396
2.55%, 06/01/27	CAD	150	111,669
3.05%, 12/01/48	CAD	300	226,645
3.30%, 12/01/46	CAD	190	149,891
3.45%, 12/01/43	CAD	25	20,187
3.90%, 12/01/33	CAD	200	168,098
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	74,903
2.80%, 06/18/48	CAD	150	109,720
2.85%, 06/18/25	CAD	50	38,708
3.20%, 06/18/44	CAD	480	377,423
3.25%, 12/18/21	CAD	650	512,751
4.95%, 06/18/40	CAD	170	169,428
5.00%, 06/18/31	CAD	120	111,852
6.35%, 06/18/31	CAD	40	41,694
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP	100	128,577
1.15%, 11/21/19	CAD	150	113,802
2.45%, 06/02/25	CAD	50	37,467
2.60%, 06/02/27	CAD	200	148,708
2.85%, 09/05/46	CAD	190	134,802
3.40%, 09/05/48	CAD	280	221,426
4.10%, 03/05/41	CAD	100	86,929
4.15%, 06/03/20	CAD	50	39,702
4.60%, 03/05/38	CAD	70	64,084
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	150	108,518
2.60%, 08/14/26	CAD	200	149,040
2.85%, 06/02/23	CAD	50	38,653
3.55%, 06/03/43	CAD	210	166,311
4.50%, 06/02/20	CAD	40	31,941
4.55%, 03/26/37	CAD	60	53,685

Security	Par (000)		Value
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	$99,696
3.30%, 10/17/46	CAD	100	75,666
3.70%, 10/17/48	CAD	120	98,097
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	300	214,675
3.50%, 06/02/62	CAD	30	24,660
4.40%, 06/01/42	CAD	20	18,334
4.70%, 06/01/41	CAD	100	95,003
Province of Ontario Canada
0.38%, 06/14/24(a)	EUR	200	233,034
1.35%, 03/08/22	CAD	1,090	803,946
1.95%, 01/27/23	CAD	150	112,151
2.40%, 06/02/26	CAD	200	148,152
2.60%, 09/08/23	CAD	1,000	764,716
2.60%, 06/02/25	CAD	250	189,364
2.60%, 06/02/27	CAD	1,700	1,267,819
2.80%, 06/02/48	CAD	690	493,117
2.85%, 06/02/23	CAD	50	38,724
2.90%, 12/02/46	CAD	430	313,035
2.90%, 06/02/49	CAD	550	401,217
3.00%, 09/28/20(a)	EUR	50	62,661
3.45%, 06/02/45	CAD	340	273,669
3.50%, 06/02/24	CAD	470	375,549
3.50%, 06/02/43	CAD	400	323,862
4.00%, 06/02/21	CAD	200	160,298
4.20%, 06/02/20	CAD	50	39,742
4.60%, 06/02/39	CAD	200	186,487
4.65%, 06/02/41	CAD	700	665,344
4.70%, 06/02/37	CAD	240	223,877
5.60%, 06/02/35	CAD	250	252,636
5.85%, 03/08/33	CAD	60	60,653
6.20%, 06/02/31	CAD	80	81,500
6.50%, 03/08/29	CAD	50	50,263
Province of Quebec Canada
0.88%, 01/15/25(a)	EUR	100	119,586
0.88%, 05/04/27(a)	EUR	750	880,364
1.65%, 03/03/22	CAD	400	299,149
2.45%, 03/01/23	CAD	1,000	764,101
2.50%, 09/01/26	CAD	300	224,177
2.75%, 09/01/25	CAD	250	191,346
2.75%, 09/01/27	CAD	500	378,452
3.00%, 09/01/23	CAD	50	39,028
3.50%, 12/01/45	CAD	530	433,749
3.50%, 12/01/48	CAD	450	371,240
3.75%, 09/01/24	CAD	100	81,161
4.25%, 12/01/21	CAD	200	162,510
4.25%, 12/01/43	CAD	210	192,298
4.50%, 12/01/20	CAD	50	40,322
5.00%, 12/01/38	CAD	420	411,642
5.00%, 12/01/41	CAD	350	350,683
5.75%, 12/01/36	CAD	50	52,330
6.25%, 06/01/32	CAD	110	114,283
Province of Saskatchewan Canada
2.65%, 06/02/27	CAD	250	187,517
2.75%, 12/02/46	CAD	160	113,676
3.20%, 06/03/24	CAD	20	15,747
3.40%, 02/03/42	CAD	100	79,769
4.75%, 06/01/40	CAD	100	95,845
PSP Capital Inc.,
1.73%, 06/21/22(a)	CAD	300	223,198

139

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Regional Municipality of York,
2.60%, 12/15/25	CAD	50	$37,339

			40,480,037
CHILE — 0.0%
Chile Government International Bond,
1.75%, 01/20/26	EUR	100	123,706

CHINA — 0.0%
China Development Bank,
0.38%, 11/16/21(a)	EUR	150	174,605
Export-Import Bank of China (The),
0.25%, 03/14/20(a)	EUR	100	117,023

			291,628
COLOMBIA — 0.0%
Colombia Government International Bond,
3.88%, 03/22/26 (Call 12/22/25)	EUR	100	133,455

CZECH REPUBLIC — 0.3%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	3,500	150,166
0.95%, 05/15/30(a)	CZK	1,500	58,839
1.50%, 10/29/19(a)	CZK	3,000	138,064
2.50%, 08/25/28(a)	CZK	7,000	329,528
3.63%, 04/14/21(a)	EUR	50	64,661
3.75%, 09/12/20(a)	CZK	10,000	481,571
3.85%, 09/29/21(a)	CZK	2,600	128,394
4.20%, 12/04/36(a)	CZK	2,200	123,076
4.70%, 09/12/22(a)	CZK	4,000	206,350
5.70%, 05/25/24(a)	CZK	6,750	378,885
Czech Republic International,
3.88%, 05/24/22(a)	EUR	200	268,999

			2,328,533
DENMARK — 0.5%
Denmark Government Bond
0.50%, 11/15/27	DKK	3,050	483,512
1.50%, 11/15/23	DKK	2,650	450,936
1.75%, 11/15/25	DKK	2,100	368,209
3.00%, 11/15/21	DKK	1,600	279,400
4.00%, 11/15/19	DKK	4,750	790,967
4.50%, 11/15/39	DKK	5,650	1,517,986
7.00%, 11/10/24	DKK	500	113,114
Kommunekredit,
0.75%, 05/18/27(a)	EUR	120	140,423

			4,144,547
FINLAND — 0.5%
Finland Government Bond
0.00%, 04/15/22(e)(f)	EUR	200	236,083
0.38%, 09/15/20(f)	EUR	700	834,491
0.50%, 04/15/26(f)	EUR	280	331,139
0.50%, 09/15/27(f)	EUR	530	618,409
0.88%, 09/15/25(f)	EUR	230	280,726
1.13%, 04/15/34(f)	EUR	200	239,250
1.38%, 04/15/47(f)	EUR	50	60,622
1.50%, 04/15/23(f)	EUR	600	755,693
1.63%, 09/15/22(f)	EUR	50	62,956
2.63%, 07/04/42(f)	EUR	150	232,081
3.38%, 04/15/20(f)	EUR	50	62,432
3.50%, 04/15/21(f)	EUR	400	518,019
Finnvera OYJ,
1.13%, 05/17/32(a)	EUR	100	117,351
Municipality Finance PLC,
0.75%, 09/07/27(a)	EUR	150	177,096

			4,526,348

Security	Par (000)		Value
FRANCE — 9.2%
Agence Francaise de Developpement
0.25%, 07/21/26(a)	EUR	200	$226,524
0.50%, 10/25/22(a)	EUR	200	238,166
1.00%, 01/31/28(a)	EUR	200	237,286
1.38%, 07/05/32(a)	EUR	100	118,972
3.63%, 04/21/20(a)	EUR	50	62,484
Agence France Locale,
0.50%, 06/20/24(a)	EUR	100	117,894
Bpifrance Financement SA
0.13%, 11/25/20(a)	EUR	100	118,007
0.25%, 02/14/23(a)	EUR	300	352,693
0.75%, 10/25/21(a)	EUR	100	120,181
0.75%, 11/25/24(a)	EUR	100	119,591
1.00%, 05/25/27(a)	EUR	100	119,428
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20(a)	EUR	700	826,210
0.13%, 11/25/22(a)	EUR	400	471,526
0.13%, 10/25/23(a)	EUR	500	584,633
1.13%, 05/25/19(a)	EUR	100	118,440
1.38%, 11/25/24(a)	EUR	250	313,164
2.50%, 10/25/22	EUR	50	64,876
4.00%, 12/15/25(a)	EUR	300	443,409
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24(a)	CHF	150	171,458
2.50%, 03/29/21(a)	CHF	500	543,934
3.50%, 06/22/20	EUR	150	188,186
3.90%, 01/18/21	EUR	150	193,381
4.00%, 06/17/22	EUR	150	202,702
4.30%, 02/24/23	EUR	300	417,339
Caisse des Depots et Consignations
0.20%, 03/01/22(a)	EUR	100	118,627
4.13%, 02/20/19	EUR	50	59,977
Caisse Francaise de Financement Local
0.38%, 05/11/24(a)	EUR	100	116,924
0.63%, 04/13/26(a)	EUR	200	233,102
0.75%, 01/11/27(a)	EUR	100	116,810
1.00%, 04/25/28(a)	EUR	500	588,658
3.50%, 09/24/20(a)	EUR	200	252,747
5.38%, 07/08/24(a)	EUR	100	151,058
Caisse Francaise de Financement Local SADIR,
0.20%, 04/27/23(a)	EUR	100	116,969
City of Paris France,
1.38%, 11/20/34(a)	EUR	100	118,284
French Republic Government Bond OAT
0.00%, 02/25/20(a)(e)	EUR	2,000	2,359,079
0.00%, 05/25/21(a)(e)	EUR	1,070	1,265,500
0.00%, 05/25/22(a)(e)	EUR	816	963,077
0.00%, 03/25/23(a)(e)	EUR	610	716,143
0.25%, 11/25/20(a)	EUR	1,500	1,784,631
0.25%, 11/25/26(a)	EUR	540	621,086
0.50%, 11/25/19(a)	EUR	2,000	2,372,114
0.50%, 05/25/25(a)	EUR	1,800	2,142,968
0.50%, 05/25/26(a)	EUR	2,460	2,905,064
0.75%, 05/25/28(a)	EUR	800	943,313
1.00%, 11/25/25(a)	EUR	800	983,104
1.00%, 05/25/27(a)	EUR	2,700	3,286,197
1.25%, 05/25/34(a)	EUR	200	238,328
1.25%, 05/25/36(f)	EUR	1,020	1,197,211
1.50%, 05/25/31(a)	EUR	1,860	2,325,892
1.75%, 05/25/23(a)	EUR	2,130	2,711,896

140

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
1.75%, 11/25/24(a)	EUR	1,350	$1,737,683
1.75%, 06/25/39(f)	EUR	600	753,433
1.75%, 05/25/66(f)	EUR	375	435,943
2.00%, 05/25/48(f)	EUR	850	1,090,367
2.25%, 10/25/22(a)	EUR	2,060	2,658,975
2.25%, 05/25/24(a)	EUR	1,120	1,475,784
2.50%, 10/25/20(a)	EUR	3,300	4,119,092
2.50%, 05/25/30(a)	EUR	1,750	2,430,815
2.75%, 10/25/27(a)	EUR	400	560,459
3.00%, 04/25/22(a)	EUR	3,230	4,240,824
3.25%, 10/25/21(a)	EUR	1,200	1,567,634
3.25%, 05/25/45(a)	EUR	959	1,557,198
3.50%, 04/25/20(a)	EUR	800	1,001,498
3.50%, 04/25/26(a)	EUR	1,050	1,527,570
3.75%, 04/25/21(a)	EUR	630	821,379
4.00%, 10/25/38(a)	EUR	1,026	1,789,423
4.00%, 04/25/55(a)	EUR	440	842,965
4.00%, 04/25/60(a)	EUR	610	1,199,896
4.25%, 10/25/23(a)	EUR	1,000	1,433,031
4.50%, 04/25/41(a)	EUR	1,210	2,283,708
4.75%, 04/25/35(a)	EUR	734	1,339,506
5.50%, 04/25/29(a)	EUR	950	1,661,931
5.75%, 10/25/32(a)	EUR	1,200	2,301,789
5.75%, 10/25/32	EUR	300	575,447
6.00%, 10/25/25(a)	EUR	150	248,003
Regie Autonome des Transports Parisiens
0.88%, 05/25/27(a)	EUR	100	118,305
2.88%, 09/09/22(a)	EUR	50	65,420
Region of Ile de France,
0.50%, 06/14/25(a)	EUR	100	117,454
SFIL SA,
0.10%, 10/18/22(a)	EUR	100	117,135
SNCF Mobilites,
1.50%, 02/02/29(a)	EUR	100	123,055
SNCF Mobilites Group,
4.63%, 02/02/24(a)	EUR	50	72,386
SNCF Reseau
2.25%, 12/20/47(a)	EUR	100	127,869
4.25%, 10/07/26(a)	EUR	100	151,138
4.50%, 01/30/24(a)	EUR	150	216,273
SNCF Reseau EPIC
1.00%, 11/09/31(a)	EUR	100	114,570
5.25%, 12/07/28(a)	GBP	150	255,296
UNEDIC ASSEO
0.13%, 11/25/24	EUR	200	230,575
0.30%, 11/04/21(a)	EUR	100	118,795
0.63%, 02/17/25(a)	EUR	100	119,412
0.63%, 03/03/26(a)	EUR	100	118,697
0.88%, 10/25/22(a)	EUR	300	364,319
1.50%, 04/20/32(a)	EUR	300	370,812

			77,515,107
GERMANY — 7.3%
Bundesobligation
0.00%, 04/17/20(a)(e)	EUR	2,150	2,541,947
0.00%, 04/09/21(a)(e)	EUR	1,700	2,016,873
0.00%, 10/07/22(a)(e)	EUR	700	829,224
0.25%, 10/16/20(a)	EUR	2,300	2,740,041
0.50%, 04/12/19(a)	EUR	2,500	2,948,790
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(e)	EUR	273	314,316
0.25%, 02/15/27(a)	EUR	881	1,030,196
0.50%, 02/15/25(a)	EUR	1,200	1,448,022
0.50%, 02/15/26(a)	EUR	800	961,735
1.00%, 08/15/24(a)	EUR	450	559,762

Security		Par (000)	Value
1.00%, 08/15/25(a)	EUR	150	$186,931
1.25%, 08/15/48(a)	EUR	830	1,011,483
1.50%, 09/04/22(a)	EUR	500	629,060
1.50%, 02/15/23(a)	EUR	1,800	2,275,779
1.50%, 05/15/23(a)	EUR	2,120	2,686,240
1.50%, 05/15/24(a)	EUR	1,500	1,915,700
1.75%, 07/04/22(a)	EUR	1,010	1,280,014
1.75%, 02/15/24(a)	EUR	1,400	1,807,693
2.00%, 01/04/22(a)	EUR	1,360	1,723,758
2.25%, 09/04/20(a)	EUR	1,000	1,240,066
2.25%, 09/04/21(a)	EUR	1,770	2,245,677
2.50%, 01/04/21(a)	EUR	1,350	1,697,941
2.50%, 07/04/44(a)	EUR	460	721,235
2.50%, 08/15/46(a)	EUR	580	919,040
3.00%, 07/04/20(a)	EUR	900	1,126,222
3.25%, 01/04/20(a)	EUR	1,300	1,606,869
3.25%, 07/04/21(a)	EUR	500	649,390
3.25%, 07/04/42(a)	EUR	1,020	1,782,539
3.50%, 07/04/19(a)	EUR	970	1,178,486
4.00%, 01/04/37(a)	EUR	562	1,016,357
4.25%, 07/04/39(a)	EUR	710	1,367,034
4.75%, 07/04/28(a)	EUR	1,100	1,835,547
4.75%, 07/04/34(a)	EUR	1,105	2,076,380
4.75%, 07/04/40(a)	EUR	980	2,031,611
5.50%, 01/04/31(a)	EUR	970	1,812,173
6.25%, 01/04/30(a)	EUR	250	481,005
Free and Hanseatic City of Hamburg,
0.50%, 04/27/26(a)	EUR	150	175,262
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20(a)	EUR	175	207,625
0.25%, 03/18/24	EUR	500	585,663
0.63%, 10/25/27(a)	EUR	100	116,264
HSH Finanzfonds AoeR,
0.13%, 09/20/24	EUR	100	114,646
KfW,
0.25%, 06/30/25	EUR	1,000	1,165,323
Land Berlin
0.63%, 03/20/26(a)	EUR	100	118,064
0.75%, 11/11/22(a)	EUR	50	60,448
1.38%, 06/05/37(a)	EUR	270	314,909
1.50%, 08/28/20(a)	EUR	150	182,482
3.13%, 08/17/21(a)	EUR	30	38,709
Land Hessen,
0.38%, 07/04/22(a)	EUR	50	59,560
Land Niedersachsen
0.40%, 07/10/20	EUR	50	59,440
0.75%, 02/15/28(a)	EUR	300	351,422
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	68,050
0.50%, 03/02/27(a)	EUR	100	115,689
State of Baden-Wurttemberg,
0.63%, 01/27/26(a)	EUR	100	118,293
State of Brandenburg,
1.13%, 07/04/33(a)	EUR	100	115,316
State of Bremen
0.00%, 06/06/19(a)(e)	EUR	200	234,874
0.50%, 10/07/22(a)	EUR	100	119,545
State of Hesse
0.00%, 09/15/21(a)(e)	EUR	200	235,714
0.38%, 07/06/26	EUR	200	230,919
0.63%, 08/02/28(a)	EUR	250	287,968
1.75%, 01/20/23(a)	EUR	50	63,075

141

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
State of Lower Saxony
0.00%, 08/02/24(a)(e)	EUR	100	$115,073
0.38%, 01/09/26(a)	EUR	200	232,147
0.50%, 06/08/26(a)	EUR	150	175,079
State of North Rhine-Westphalia Germany
0.00%, 02/16/21(a)(e)	EUR	150	176,889
0.00%, 12/05/22(a)(e)	EUR	400	468,020
0.20%, 02/16/24(a)	EUR	160	187,114
0.50%, 02/16/27(a)	EUR	500	578,830
0.63%, 07/21/31(a)	EUR	160	175,652
0.75%, 08/16/41(a)	EUR	50	49,737
1.45%, 02/16/43(a)	EUR	250	285,197
1.55%, 06/16/48(a)	EUR	50	57,475
1.63%, 10/24/30(a)	EUR	50	62,028
1.65%, 05/16/47(a)	EUR	70	82,644
1.75%, 05/17/19(a)	EUR	200	238,159
1.75%, 10/26/57(a)	EUR	180	211,852
1.88%, 09/15/22(a)	EUR	50	63,176
State of Rhineland-Palatinate,
0.75%, 01/19/26(a)	EUR	500	596,638

			61,590,106
HUNGARY — 0.2%
Hungary Government Bond
1.00%, 09/23/20	HUF	55,000	200,099
1.75%, 10/26/22	HUF	178,130	641,452
2.50%, 10/27/21	HUF	50,000	187,545
2.75%, 12/22/26	HUF	40,000	141,600
5.50%, 06/24/25	HUF	75,000	321,616

			1,492,312
INDONESIA — 0.6%
Indonesia Government International Bond
2.63%, 06/14/23(a)	EUR	150	184,283
3.75%, 06/14/28(a)	EUR	100	131,484
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	25,000,000	1,642,771
7.50%, 08/15/32	IDR	6,000,000	392,800
8.25%, 05/15/36	IDR	18,000,000	1,249,852
12.80%, 06/15/21	IDR	18,000,000	1,421,900

			5,023,090
IRELAND — 0.7%
Ireland Government Bond
0.90%, 05/15/28(a)	EUR	210	245,777
1.00%, 05/15/26(a)	EUR	480	578,338
1.30%, 05/15/33(a)	EUR	140	162,528
1.70%, 05/15/37(a)	EUR	220	265,180
2.00%, 02/18/45(a)	EUR	260	323,616
2.40%, 05/15/30(a)	EUR	600	801,985
3.40%, 03/18/24(a)	EUR	110	151,799
3.90%, 03/20/23(a)	EUR	400	552,793
4.40%, 06/18/19	EUR	300	365,909
4.50%, 04/18/20	EUR	600	761,977
5.00%, 10/18/20	EUR	785	1,029,222
5.40%, 03/13/25	EUR	300	465,207

			5,704,331
ISRAEL — 0.3%
Israel Government Bond — Fixed
1.00%, 04/30/21	ILS	860	235,978
1.25%, 11/30/22	ILS	1,000	273,341
1.75%, 08/31/25	ILS	1,280	347,045
2.00%, 03/31/27	ILS	900	244,710

Security		Par (000)	Value
3.75%, 03/31/24	ILS	1,050	$321,239
5.00%, 01/31/20	ILS	100	29,110
5.50%, 01/31/22	ILS	500	157,545
5.50%, 01/31/42	ILS	750	290,371
6.00%, 02/28/19	ILS	100	28,123
6.25%, 10/30/26	ILS	350	126,638
Israel Government International Bond,
1.50%, 01/18/27(a)	EUR	100	119,422

			2,173,522
ITALY — 7.4%
Cassa Depositi e Prestiti SpA,
0.75%, 11/21/22(a)	EUR	200	223,344
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	349,562
0.20%, 10/15/20	EUR	1,800	2,075,258
0.35%, 11/01/21	EUR	970	1,102,569
0.45%, 06/01/21	EUR	2,456	2,820,826
0.65%, 11/01/20	EUR	1,560	1,816,408
0.65%, 10/15/23	EUR	2,410	2,644,034
0.70%, 05/01/20	EUR	1,900	2,221,629
0.90%, 08/01/22	EUR	535	608,562
0.95%, 03/15/23	EUR	1,450	1,634,529
1.05%, 12/01/19	EUR	1,400	1,649,947
1.20%, 04/01/22	EUR	2,731	3,160,642
1.25%, 12/01/26	EUR	1,100	1,170,204
1.35%, 04/15/22	EUR	200	232,449
1.45%, 11/15/24	EUR	200	223,367
1.50%, 08/01/19	EUR	2,700	3,196,319
1.50%, 06/01/25	EUR	300	332,752
1.60%, 06/01/26	EUR	2,500	2,750,262
1.65%, 03/01/32(f)	EUR	250	251,534
1.85%, 05/15/24	EUR	480	553,290
2.00%, 12/01/25	EUR	1,300	1,481,700
2.00%, 02/01/28	EUR	1,700	1,872,943
2.05%, 08/01/27	EUR	1,133	1,261,796
2.15%, 12/15/21	EUR	150	180,099
2.20%, 06/01/27	EUR	1,360	1,539,011
2.25%, 09/01/36(f)	EUR	805	833,065
2.45%, 09/01/33(f)	EUR	1,040	1,130,943
2.50%, 12/01/24	EUR	600	713,733
2.70%, 03/01/47(f)	EUR	570	590,825
2.80%, 03/01/67(f)	EUR	290	291,990
2.95%, 09/01/38(f)	EUR	700	778,313
3.25%, 09/01/46(f)	EUR	825	944,991
3.45%, 03/01/48(f)	EUR	450	525,185
3.50%, 03/01/30(f)	EUR	770	948,770
3.75%, 03/01/21	EUR	850	1,062,221
3.75%, 05/01/21	EUR	470	588,138
3.75%, 08/01/21(a)	EUR	350	439,478
4.00%, 09/01/20	EUR	80	99,635
4.00%, 02/01/37(a)	EUR	656	855,515
4.25%, 09/01/19	EUR	200	243,752
4.25%, 03/01/20	EUR	500	617,576
4.50%, 02/01/20(a)	EUR	500	618,360
4.50%, 05/01/23	EUR	1,460	1,912,874
4.50%, 03/01/24	EUR	1,200	1,579,498
4.50%, 03/01/26(a)	EUR	100	133,768
4.75%, 09/01/21	EUR	250	322,943
4.75%, 08/01/23(f)	EUR	100	132,817
4.75%, 09/01/28(f)	EUR	300	410,449
4.75%, 09/01/44(f)	EUR	500	709,033

142

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
5.00%, 03/01/25(f)	EUR	350	$477,604
5.00%, 08/01/34(a)	EUR	1,618	2,337,254
5.00%, 08/01/39(a)	EUR	311	451,586
5.00%, 09/01/40(a)	EUR	1,184	1,710,216
5.25%, 11/01/29	EUR	100	143,121
5.50%, 11/01/22	EUR	1,200	1,616,818
5.75%, 02/01/33	EUR	640	979,308
6.00%, 05/01/31	EUR	1,100	1,690,792
6.50%, 11/01/27	EUR	500	765,061

			62,008,668
JAPAN — 12.3%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	60,000	537,068
0.10%, 09/20/19	JPY	135,000	1,209,091
0.10%, 03/20/20	JPY	130,000	1,165,494
0.10%, 06/20/20	JPY	300,000	2,691,129
0.10%, 09/20/20	JPY	205,000	1,839,964
0.10%, 12/20/20	JPY	140,000	1,257,286
0.10%, 03/20/21	JPY	314,500	2,825,864
0.10%, 06/20/21	JPY	400,000	3,595,605
0.10%, 09/20/21	JPY	150,000	1,349,075
0.10%, 06/20/22	JPY	120,000	1,080,568
0.10%, 09/20/22	JPY	85,000	765,797
0.10%, 12/20/22	JPY	100,000	901,403
0.20%, 03/20/19	JPY	28,000	250,647
0.20%, 06/20/19	JPY	20,000	179,182
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	26,000	199,158
0.90%, 03/20/57	JPY	33,500	303,661
1.40%, 03/20/55	JPY	33,000	346,665
1.70%, 03/20/54	JPY	30,000	341,028
1.90%, 03/20/53	JPY	35,000	416,092
2.00%, 03/20/52	JPY	48,000	581,347
2.20%, 03/20/49	JPY	34,000	423,970
2.20%, 03/20/50	JPY	20,000	250,322
2.20%, 03/20/51	JPY	49,000	616,956
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	100,000	902,207
0.10%, 06/20/26	JPY	230,000	2,074,150
0.10%, 09/20/26	JPY	290,000	2,614,922
0.10%, 12/20/26	JPY	137,000	1,234,616
0.10%, 03/20/27	JPY	155,000	1,396,094
0.10%, 09/20/27	JPY	55,000	494,897
0.10%, 12/20/27	JPY	75,000	674,397
0.10%, 03/20/28	JPY	60,000	539,051
0.30%, 12/20/24	JPY	110,000	1,005,045
0.40%, 03/20/25	JPY	100,000	920,386
0.40%, 06/20/25	JPY	35,000	322,285
0.40%, 09/20/25	JPY	57,500	530,028
0.50%, 09/20/24	JPY	135,000	1,247,634
0.50%, 12/20/24	JPY	50,000	462,565
0.60%, 03/20/23	JPY	200,000	1,844,452
0.60%, 12/20/23	JPY	329,000	3,046,498
0.60%, 03/20/24	JPY	210,000	1,947,106
0.60%, 06/20/24	JPY	70,000	649,911
0.70%, 12/20/22	JPY	200,000	1,849,634
0.80%, 09/20/22	JPY	70,000	648,710
0.80%, 12/20/22	JPY	130,000	1,207,383
0.80%, 06/20/23	JPY	130,000	1,212,040
0.80%, 09/20/23	JPY	90,000	840,729

Security		Par (000)	Value
0.90%, 03/20/22	JPY	160,000	$1,481,737
0.90%, 06/20/22	JPY	30,000	278,455
1.00%, 09/20/21	JPY	110,000	1,016,994
1.00%, 12/20/21	JPY	115,000	1,065,913
1.00%, 03/20/22	JPY	20,000	185,867
1.20%, 12/20/20	JPY	200,000	1,843,112
1.20%, 06/20/21	JPY	20,000	185,467
1.30%, 12/20/19	JPY	20,000	182,178
1.30%, 03/20/20	JPY	150,000	1,371,132
1.40%, 03/20/20	JPY	130,000	1,190,172
1.50%, 06/20/19	JPY	32,000	289,973
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	53,000	424,204
0.50%, 09/20/46	JPY	29,000	245,158
0.60%, 12/20/46	JPY	42,000	364,159
0.80%, 03/20/46	JPY	36,000	329,425
0.80%, 03/20/47	JPY	26,000	237,240
0.80%, 06/20/47	JPY	47,000	428,408
0.80%, 03/20/48	JPY	20,000	181,935
1.40%, 12/20/45	JPY	25,000	262,578
1.50%, 12/20/44	JPY	54,500	582,703
1.60%, 06/20/45	JPY	33,000	360,910
1.70%, 03/20/44	JPY	10,000	111,041
1.70%, 06/20/44	JPY	45,000	499,957
1.70%, 09/20/44	JPY	19,000	211,201
1.80%, 03/20/43	JPY	50,000	561,944
1.80%, 09/20/43	JPY	36,000	406,340
1.90%, 09/20/42	JPY	34,000	388,679
2.00%, 09/20/40	JPY	90,000	1,037,131
2.00%, 09/20/41	JPY	28,000	324,244
2.00%, 03/20/42	JPY	20,000	232,121
2.20%, 09/20/39	JPY	40,000	472,157
2.20%, 03/20/41	JPY	62,000	739,104
2.30%, 03/20/35	JPY	29,000	338,606
2.30%, 06/20/35	JPY	15,000	175,465
2.30%, 12/20/35	JPY	60,000	704,413
2.30%, 03/20/39	JPY	34,500	412,320
2.30%, 03/20/40	JPY	49,000	589,313
2.40%, 09/20/38	JPY	30,000	362,484
2.50%, 09/20/37	JPY	49,000	595,879
2.50%, 03/20/38	JPY	5,000	61,006
Japan Government Twenty Year Bond
0.40%, 03/20/36	JPY	140,000	1,241,415
0.50%, 09/20/36	JPY	94,000	844,934
0.60%, 09/20/37	JPY	77,000	699,879
0.70%, 03/20/37	JPY	60,000	556,648
0.80%, 06/20/23	JPY	100,000	932,571
1.00%, 12/20/35	JPY	65,000	635,965
1.20%, 12/20/34	JPY	60,000	606,609
1.20%, 03/20/35	JPY	30,000	302,653
1.20%, 09/20/35	JPY	45,000	454,309
1.30%, 06/20/35	JPY	62,500	639,640
1.40%, 09/20/34	JPY	75,000	778,649
1.50%, 03/20/34	JPY	25,000	262,962
1.50%, 06/20/34	JPY	10,000	105,088
1.60%, 03/20/32	JPY	40,000	422,530
1.60%, 03/20/33	JPY	85,000	902,257
1.60%, 12/20/33	JPY	15,000	159,533
1.70%, 12/20/22	JPY	100,000	964,177
1.70%, 12/20/31	JPY	10,000	106,637

143

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
1.70%, 03/20/32	JPY	56,000	$598,326
1.70%, 06/20/32	JPY	55,000	587,793
1.70%, 09/20/32	JPY	46,000	492,969
1.70%, 12/20/32	JPY	25,000	268,253
1.70%, 06/20/33	JPY	31,000	333,603
1.70%, 09/20/33	JPY	85,000	915,310
1.80%, 06/20/31	JPY	11,000	118,141
1.80%, 09/20/31	JPY	80,000	861,161
1.80%, 12/20/31	JPY	10,000	107,849
1.80%, 12/20/32	JPY	17,600	191,066
1.90%, 12/20/28	JPY	100,000	1,062,337
1.90%, 09/20/30	JPY	45,000	486,148
1.90%, 06/20/31	JPY	30,000	325,565
2.00%, 03/20/27	JPY	35,000	366,518
2.00%, 06/20/30	JPY	20,000	217,643
2.10%, 09/20/25	JPY	70,000	721,111
2.10%, 12/20/26	JPY	107,000	1,124,676
2.10%, 03/20/27	JPY	50,000	527,448
2.10%, 09/20/27	JPY	60,000	637,574
2.10%, 12/20/27	JPY	50,000	533,004
2.10%, 06/20/29	JPY	60,000	652,485
2.10%, 09/20/29	JPY	25,000	272,251
2.10%, 03/20/30	JPY	90,000	986,631
2.10%, 12/20/30	JPY	60,000	662,696
2.20%, 09/21/20	JPY	130,000	1,218,904
2.20%, 03/20/28	JPY	75,000	808,873
2.20%, 12/20/29	JPY	18,000	198,592
2.20%, 03/20/30	JPY	15,000	165,977
2.30%, 06/20/27	JPY	25,000	268,733
2.40%, 03/20/20	JPY	30,000	279,008
Series 49,
2.10%, 03/22/21	JPY	120,000	1,134,833
Japan Government Two Year Bond
0.10%, 04/15/19	JPY	100,000	894,747
0.10%, 06/15/19	JPY	80,000	716,069
0.10%, 08/15/19	JPY	160,000	1,432,668
0.10%, 02/15/20	JPY	100,000	896,445

			103,205,100
LATVIA — 0.1%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	123,148
2.63%, 01/21/21(a)	EUR	250	312,985

			436,133
LITHUANIA — 0.0%
Lithuania Government International Bond
0.95%, 05/26/27(a)	EUR	220	260,626
2.13%, 10/22/35(a)	EUR	60	77,298

			337,924
LUXEMBOURG — 0.9%
European Financial Stability Facility
0.00%, 03/29/21(a)(e)	EUR	1,100	1,296,515
0.00%, 11/17/22(a)(e)	EUR	710	832,630
0.10%, 01/19/21(a)	EUR	200	236,392
0.38%, 10/11/24(a)	EUR	350	411,123
0.40%, 02/17/25(a)	EUR	925	1,083,812
0.50%, 01/20/23(a)	EUR	100	119,580
0.75%, 05/03/27(a)	EUR	440	518,539
1.25%, 01/22/19(a)	EUR	250	294,906
1.25%, 05/24/33(a)	EUR	350	413,011
1.38%, 05/31/47(a)	EUR	220	248,224

Security		Par (000)	Value
1.45%, 09/05/40(a)	EUR	450	$529,661
1.50%, 01/22/20(a)	EUR	100	120,328
1.70%, 02/13/43(a)	EUR	250	304,892
1.75%, 06/27/24(a)	EUR	100	127,176
1.80%, 07/10/48(a)	EUR	200	247,515
2.00%, 02/28/56(a)	EUR	150	188,443
2.13%, 02/19/24(a)	EUR	50	64,647
2.35%, 07/29/44(a)	EUR	50	69,575
2.75%, 12/03/29(a)	EUR	80	112,024
3.00%, 09/04/34(a)	EUR	50	73,487
3.38%, 07/05/21(a)	EUR	50	64,741
3.38%, 04/03/37(a)	EUR	80	125,015
Luxembourg Government Bond
0.63%, 02/01/27(a)	EUR	70	82,470
2.13%, 07/10/23(a)	EUR	100	129,538
2.25%, 03/19/28(a)	EUR	190	255,111

			7,949,355
MALAYSIA — 0.6%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	533,233
3.66%, 10/15/20	MYR	600	148,071
3.80%, 08/17/23	MYR	2,500	613,223
3.89%, 07/31/20	MYR	1,000	247,840
3.90%, 11/30/26	MYR	1,900	458,342
3.90%, 11/16/27	MYR	2,400	579,424
3.96%, 09/15/25	MYR	1,500	366,830
4.06%, 09/30/24	MYR	2,000	493,599
4.25%, 05/31/35	MYR	800	186,063
4.38%, 11/29/19	MYR	600	149,396
4.50%, 04/15/30	MYR	850	209,690
4.76%, 04/07/37	MYR	800	195,800
4.94%, 09/30/43	MYR	450	111,376
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	2,500	611,507
3.99%, 10/15/25	MYR	150	36,561
4.58%, 08/30/33	MYR	1,600	391,301

			5,332,256
MEXICO — 0.9%
Mexican Bonos
5.75%, 03/05/26	MXN	8,000	379,883
6.50%, 06/10/21	MXN	33,500	1,735,792
6.50%, 06/09/22	MXN	3,000	153,900
7.50%, 06/03/27	MXN	9,000	474,358
7.75%, 05/29/31	MXN	13,000	693,984
7.75%, 11/13/42	MXN	9,000	476,013
8.00%, 06/11/20	MXN	16,000	860,359
8.00%, 12/07/23	MXN	8,000	433,802
8.50%, 12/13/18	MXN	5,000	268,383
8.50%, 05/31/29	MXN	2,000	112,838
8.50%, 11/18/38	MXN	5,500	313,561
10.00%, 12/05/24	MXN	4,000	238,615
Mexico Government International Bond
1.38%, 01/15/25	EUR	250	288,795
1.75%, 04/17/28	EUR	200	227,011
2.38%, 04/09/21	EUR	300	372,483
3.00%, 03/06/45	EUR	100	111,447
6.75%, 02/06/24	GBP	100	157,445

			7,298,669

144

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
NETHERLANDS — 1.7%
Netherlands Government Bond
0.00%, 01/15/22(e)(f)	EUR	501	$592,989
0.00%, 01/15/24(e)(f)	EUR	1,040	1,218,264
0.25%, 01/15/20(f)	EUR	600	711,129
0.50%, 07/15/26(f)		0	—
0.75%, 07/15/27(f)	EUR	1,742	2,096,195
1.75%, 07/15/23(f)	EUR	710	909,000
2.25%, 07/15/22(f)	EUR	1,300	1,675,819
2.50%, 01/15/33(f)	EUR	500	723,372
2.75%, 01/15/47(f)	EUR	350	578,395
3.25%, 07/15/21(f)	EUR	1,020	1,325,447
3.50%, 07/15/20(f)	EUR	1,100	1,391,088
3.75%, 01/15/42(f)	EUR	720	1,334,680
4.00%, 07/15/19(f)	EUR	500	610,977
4.00%, 01/15/37(f)	EUR	615	1,105,823

			14,273,178
NEW ZEALAND — 0.2%
New Zealand Government Bond
2.75%, 04/15/25(a)	NZD	200	138,669
2.75%, 04/15/37(a)	NZD	110	71,373
3.00%, 04/15/20	NZD	300	207,026
3.00%, 04/20/29	NZD	300	208,554
3.50%, 04/14/33(a)	NZD	330	239,564
4.50%, 04/15/27(a)	NZD	100	78,021
5.00%, 03/15/19(a)	NZD	200	138,857
5.50%, 04/15/23(a)	NZD	520	406,786
6.00%, 05/15/21(a)	NZD	600	453,470

			1,942,320
NORWAY — 0.3%
Kommunalbanken AS
0.88%, 05/24/27(a)	EUR	100	117,732
4.25%, 07/16/25	AUD	150	119,861
Norway Government Bond
1.50%, 02/19/26(f)	NOK	1,700	204,967
1.75%, 03/13/25(f)	NOK	550	67,809
1.75%, 02/17/27(f)	NOK	1,540	188,163
2.00%, 05/24/23(f)	NOK	3,000	376,571
3.00%, 03/14/24(f)	NOK	4,517	596,120
3.75%, 05/25/21(f)	NOK	5,700	747,759
4.50%, 05/22/19(f)	NOK	3,790	479,103

			2,898,085
PERU — 0.0%
Peruvian Government International Bond,
2.75%, 01/30/26	EUR	100	128,580

POLAND — 0.7%
Bank Gospodarstwa Krajowego,
1.63%, 04/30/28(a)	EUR	100	115,739
Republic of Poland Government International Bond
0.88%, 10/14/21(a)	EUR	940	1,129,301
0.88%, 05/10/27(a)	EUR	100	115,255
1.38%, 10/22/27(a)	EUR	570	681,008
1.50%, 09/09/25(a)	EUR	100	122,053
1.50%, 01/19/26(a)	EUR	170	207,376
1.63%, 01/15/19(a)	EUR	300	353,785
2.38%, 01/18/36(a)	EUR	150	189,125
3.00%, 01/15/24(a)	EUR	400	530,978
3.38%, 07/09/24(a)	EUR	720	978,338
4.00%, 03/23/21	EUR	1,000	1,296,638

Security		Par (000)	Value
4.50%, 01/18/22(a)	EUR	160	$216,800
5.25%, 01/20/25	EUR	100	150,245

			6,086,641
PORTUGAL — 0.7%
Portugal Obrigacoes do Tesouro OT
2.13%, 10/17/28(f)	EUR	250	303,084
2.25%, 04/18/34(f)	EUR	200	233,418
3.85%, 04/15/21(f)	EUR	600	777,765
4.10%, 04/15/37(f)	EUR	400	580,158
4.10%, 02/15/45(f)	EUR	150	218,528
4.13%, 04/14/27(f)	EUR	800	1,128,078
4.80%, 06/15/20(f)	EUR	400	511,902
4.95%, 10/25/23(f)	EUR	1,500	2,154,584

			5,907,517
ROMANIA — 0.1%
Romanian Government International Bond
2.75%, 10/29/25(a)	EUR	60	75,691
2.88%, 05/26/28(a)	EUR	150	180,554
3.38%, 02/08/38(a)	EUR	100	112,898
3.63%, 04/24/24(a)	EUR	50	66,550
4.88%, 11/07/19(a)	EUR	200	248,645

			684,338
RUSSIA — 0.3%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	10,000	159,992
6.90%, 05/23/29	RUB	20,000	303,397
7.00%, 08/16/23	RUB	34,000	538,627
7.05%, 01/19/28	RUB	11,455	177,394
7.10%, 10/16/24	RUB	15,000	236,243
7.40%, 12/07/22	RUB	20,000	320,971
7.60%, 04/14/21	RUB	15,000	242,536
7.70%, 03/23/33	RUB	10,000	160,398
7.75%, 09/16/26	RUB	15,000	243,430
8.50%, 09/17/31	RUB	11,500	196,540

			2,579,528
SINGAPORE — 0.5%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	107,670
1.75%, 04/01/22	SGD	500	363,730
2.13%, 06/01/26	SGD	300	216,091
2.25%, 06/01/21	SGD	400	295,941
2.25%, 08/01/36	SGD	200	135,826
2.38%, 06/01/25	SGD	150	110,312
2.50%, 06/01/19	SGD	250	184,778
2.75%, 07/01/23	SGD	450	339,227
2.75%, 04/01/42	SGD	100	72,062
2.75%, 03/01/46	SGD	330	236,096
2.88%, 09/01/30	SGD	400	301,482
3.00%, 09/01/24	SGD	250	190,988
3.25%, 09/01/20	SGD	1,350	1,018,435
3.38%, 09/01/33	SGD	50	39,525
3.50%, 03/01/27	SGD	280	222,628

			3,834,791
SLOVAKIA — 0.2%
Slovakia Government Bond
0.63%, 05/22/26	EUR	350	410,517
1.38%, 01/21/27(a)	EUR	100	123,654
1.63%, 01/21/31(a)	EUR	330	404,125
1.88%, 03/09/37(a)	EUR	224	279,814

145

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
3.00%, 02/28/23(a)	EUR	150	$198,276
4.00%, 04/27/20(a)	EUR	300	378,254
4.35%, 10/14/25(a)	EUR	50	76,390

			1,871,030

SLOVENIA — 0.1%
Slovenia Government Bond
1.25%, 03/22/27(a)	EUR	230	278,240
1.75%, 11/03/40(a)	EUR	80	95,181
2.13%, 07/28/25(a)	EUR	250	325,522
2.25%, 03/03/32(a)	EUR	160	211,697
3.00%, 04/08/21(a)	EUR	50	63,541
3.13%, 08/07/45(a)	EUR	80	121,299

			1,095,480

SOUTH KOREA — 2.6%
Korea Treasury Bond
1.25%, 12/10/19	KRW	1,000,000	886,069
1.38%, 09/10/21	KRW	1,050,000	916,841
1.50%, 12/10/26	KRW	450,000	370,984
1.50%, 09/10/36	KRW	380,000	288,398
1.75%, 06/10/20	KRW	1,000,000	889,564
1.75%, 12/10/20	KRW	2,200,000	1,952,014
1.88%, 03/10/22	KRW	860,000	759,511
1.88%, 06/10/26	KRW	300,000	255,873
2.00%, 03/10/20	KRW	400,000	358,106
2.00%, 09/10/20	KRW	200,000	178,762
2.00%, 03/10/21	KRW	270,000	240,923
2.00%, 09/10/22	KRW	1,250,000	1,104,800
2.00%, 03/10/46	KRW	300,000	239,391
2.13%, 06/10/27	KRW	800,000	691,249
2.13%, 03/10/47	KRW	930,000	763,376
2.25%, 06/10/25	KRW	1,050,000	925,762
2.25%, 12/10/25	KRW	730,000	642,617
2.38%, 12/10/27	KRW	1,700,000	1,495,748
2.63%, 09/10/35	KRW	740,000	666,535
2.63%, 03/10/48	KRW	550,000	500,633
2.75%, 09/10/19	KRW	80,000	72,259
2.75%, 12/10/44	KRW	600,000	557,412
3.00%, 03/10/23	KRW	750,000	689,142
3.00%, 09/10/24	KRW	120,000	110,641
3.00%, 12/10/42	KRW	1,030,000	996,477
3.38%, 09/10/23	KRW	1,200,000	1,123,514
3.50%, 03/10/24	KRW	225,000	212,389
3.75%, 12/10/33	KRW	1,030,000	1,063,135
4.00%, 12/10/31	KRW	750,000	779,144
4.25%, 06/10/21	KRW	900,000	851,819
4.75%, 12/10/30	KRW	160,000	175,935
5.00%, 06/10/20	KRW	1,150,000	1,084,309
5.25%, 03/10/27	KRW	100,000	108,003
5.50%, 12/10/29	KRW	150,000	172,746

			22,124,081

SPAIN — 4.8%
Adif — Alta Velocidad,
1.88%, 09/22/22(a)	EUR	100	124,031
Autonomous Community of Madrid Spain
0.75%, 04/30/22(a)	EUR	100	119,400
1.00%, 09/30/24(a)	EUR	50	59,190
1.19%, 05/08/22(a)	EUR	170	206,185
1.77%, 04/30/28(a)	EUR	150	179,337
1.83%, 04/30/25(a)	EUR	50	61,844

Security	Par (000)		Value
FADE — Fondo de Amortizacion del Deficit Electrico
0.03%, 06/17/20(a)	EUR	200	$234,927
0.50%, 03/17/23(a)	EUR	200	235,349
0.85%, 09/17/19(a)	EUR	100	118,518
Instituto de Credito Oficial
0.25%, 04/30/22(a)	EUR	200	235,283
4.38%, 05/20/19(a)	EUR	50	60,682
Spain Government Bond
0.40%, 04/30/22	EUR	648	768,307
0.75%, 07/30/21	EUR	2,886	3,465,506
1.15%, 07/30/20	EUR	1,600	1,926,989
1.30%, 10/31/26(f)	EUR	1,816	2,159,425
1.40%, 01/31/20	EUR	1,600	1,923,020
1.40%, 04/30/28(f)	EUR	300	353,174
1.40%, 07/30/28(f)	EUR	740	865,915
1.45%, 10/31/27(f)	EUR	400	475,789
1.50%, 04/30/27(f)	EUR	1,300	1,558,971
1.60%, 04/30/25(f)	EUR	1,000	1,234,953
1.95%, 04/30/26(f)	EUR	600	751,629
1.95%, 07/30/30(f)	EUR	1,250	1,517,614
2.15%, 10/31/25(f)	EUR	690	878,485
2.35%, 07/30/33(f)	EUR	900	1,118,819
2.70%, 10/31/48(f)	EUR	250	306,106
2.75%, 10/31/24(f)	EUR	1,970	2,601,768
2.90%, 10/31/46(f)	EUR	310	398,458
3.45%, 07/30/66(f)	EUR	550	762,864
3.80%, 04/30/24(f)	EUR	700	968,321
4.20%, 01/31/37(f)	EUR	960	1,506,636
4.30%, 10/31/19(f)	EUR	480	594,957
4.40%, 10/31/23(f)	EUR	1,100	1,552,047
4.60%, 07/30/19(f)		0	—
4.65%, 07/30/25(f)	EUR	400	590,024
4.70%, 07/30/41(f)	EUR	350	592,486
4.80%, 01/31/24(f)	EUR	250	360,601
4.85%, 10/31/20(f)	EUR	1,450	1,890,644
4.90%, 07/30/40(f)	EUR	700	1,209,977
5.15%, 10/31/28(f)	EUR	950	1,509,249
5.15%, 10/31/44(f)	EUR	970	1,760,578
5.40%, 01/31/23(f)	EUR	1,500	2,162,569
5.50%, 04/30/21(f)	EUR	300	405,577
5.75%, 07/30/32	EUR	250	439,986
6.00%, 01/31/29	EUR	100	169,444

			40,415,634

SUPRANATIONAL — 2.3%
African Development Bank,
0.13%, 10/07/26	EUR	150	167,755
Asian Development Bank,
2.60%, 01/16/20(a)	AUD	50	37,340
Council of Europe Development Bank
0.13%, 04/10/24(a)	EUR	150	174,790
0.75%, 06/09/25(a)	EUR	50	59,933
European Investment Bank
0.00%, 10/16/23(e)	EUR	200	232,414
0.00%, 03/15/24(e)	EUR	250	289,000
0.00%, 03/13/26(e)	EUR	60	67,594
0.13%, 04/15/25	EUR	50	57,582
0.25%, 10/14/24(a)	EUR	130	151,980
0.38%, 03/15/22(a)	EUR	1,000	1,192,164
0.38%, 04/14/26(a)	EUR	350	405,308
0.50%, 01/15/27	EUR	891	1,031,902
0.50%, 11/13/37	EUR	200	201,719
0.63%, 01/17/20(a)	GBP	200	261,406

146

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
0.88%, 12/15/23(a)	GBP	200	$255,566
1.00%, 09/21/26(a)	GBP	40	50,080
1.00%, 03/14/31(a)	EUR	400	467,955
1.00%, 04/14/32(a)	EUR	90	104,151
1.13%, 02/18/20	CAD	50	37,812
1.13%, 09/07/21(a)	GBP	270	354,516
1.13%, 04/13/33(a)	EUR	400	467,538
1.13%, 09/15/36(a)	EUR	100	113,915
1.50%, 10/16/48	EUR	450	526,818
1.75%, 09/15/45(a)	EUR	60	74,198
2.13%, 02/04/19(a)	CAD	180	138,437
2.13%, 01/15/24	EUR	1,140	1,476,007
2.25%, 03/07/20(a)	GBP	50	66,989
2.25%, 10/14/22(a)	EUR	200	257,041
2.70%, 01/12/23(a)	AUD	500	371,819
2.75%, 09/15/21	EUR	300	384,235
3.50%, 04/15/27(a)	EUR	50	73,026
3.88%, 06/08/37(a)	GBP	150	255,734
4.00%, 04/15/30	EUR	100	157,148
4.00%, 10/15/37	EUR	150	255,690
4.25%, 04/15/19	EUR	50	60,466
4.63%, 04/15/20	EUR	50	63,605
5.00%, 04/15/39	GBP	40	79,390
5.38%, 06/07/21	GBP	1,000	1,468,807
5.63%, 06/07/32	GBP	100	191,249
6.00%, 08/06/20	AUD	50	39,827
6.50%, 08/07/19	AUD	100	77,459
Series 2000,
1.50%, 07/15/20	EUR	100	121,430
European Stability Mechanism
0.00%, 10/18/22(a)(e)	EUR	350	409,898
0.13%, 04/22/24(a)	EUR	300	348,906
0.50%, 03/02/26(a)	EUR	200	233,919
0.75%, 03/15/27(a)	EUR	300	353,595
0.88%, 07/18/42(a)	EUR	80	82,671
1.00%, 09/23/25(a)	EUR	100	121,511
1.13%, 05/03/32(a)	EUR	150	176,092
1.20%, 05/23/33(a)	EUR	400	469,934
1.25%, 10/15/18(a)	EUR	50	58,720
1.38%, 03/04/21(a)	EUR	50	61,098
1.63%, 11/17/36(a)	EUR	50	61,543
1.80%, 11/02/46(a)	EUR	250	312,485
1.85%, 12/01/55(a)	EUR	50	62,354
Series 43,
0.88%, 10/15/19(a)	EUR	20	23,781
European Union
0.50%, 04/04/25(a)	EUR	1,480	1,749,909
0.75%, 04/04/31(a)	EUR	160	181,708
1.13%, 04/04/36(a)	EUR	100	114,506
1.50%, 10/04/35(a)	EUR	60	73,358
1.88%, 04/04/24(a)	EUR	270	346,109
2.50%, 11/04/27(a)	EUR	250	339,999
2.75%, 09/21/21(a)	EUR	50	63,994
3.38%, 04/04/32(a)	EUR	50	75,837
3.75%, 04/04/42(a)	EUR	130	223,449
Inter-American Development Bank
2.50%, 04/14/27(a)	AUD	100	70,722
3.25%, 02/07/20	AUD	50	37,693
International Bank for Reconstruction & Development
0.63%, 12/15/23	GBP	200	253,307
0.63%, 01/12/33(a)	EUR	60	65,437

Security	Par (000)		Value
1.13%, 03/11/20	CAD	50	$37,785
1.38%, 12/15/20	GBP	100	132,348
2.50%, 03/12/20	AUD	50	37,299
2.60%, 09/20/22	AUD	350	260,029
3.75%, 02/10/20	NZD	50	34,806
International Finance Corp.
2.70%, 02/05/21	AUD	100	74,858
2.80%, 08/15/22	AUD	250	187,240

			19,458,695
SWEDEN — 0.6%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	230,511
1.00%, 09/15/21(a)	SEK	700	81,927
Sweden Government Bond
0.75%, 05/12/28	SEK	3,700	427,229
1.00%, 11/12/26	SEK	2,000	238,392
1.50%, 11/13/23(f)	SEK	1,450	177,852
2.25%, 06/01/32	SEK	500	66,280
2.50%, 05/12/25	SEK	5,350	702,191
3.50%, 06/01/22	SEK	3,500	455,211
3.50%, 03/30/39	SEK	2,250	359,808
4.25%, 03/12/19	SEK	2,600	305,110
5.00%, 12/01/20	SEK	13,800	1,773,392

			4,817,903
SWITZERLAND — 0.2%
Swiss Confederation Government Bond,
0.00%, 06/22/29(a)(e)	CHF	1,955	1,966,454

THAILAND — 0.6%
Thailand Government Bond
2.55%, 06/26/20	THB	5,000	152,537
2.88%, 06/17/46	THB	12,300	334,640
3.40%, 06/17/36	THB	5,900	183,508
3.60%, 06/17/67	THB	3,000	84,405
3.63%, 06/16/23	THB	19,500	624,920
3.65%, 12/17/21	THB	26,000	824,373
3.80%, 06/14/41	THB	2,000	64,020
3.85%, 12/12/25	THB	20,500	671,158
3.88%, 06/13/19	THB	6,500	199,290
4.00%, 06/17/66	THB	3,000	96,350
4.26%, 12/12/37(a)	THB	12,800	431,172
4.68%, 06/29/44	THB	5,500	199,716
4.85%, 06/17/61	THB	4,500	168,740
4.88%, 06/22/29	THB	29,000	1,036,390

			5,071,219
UNITED KINGDOM — 7.8%
LCR Finance PLC,
4.50%, 12/07/28(a)	GBP	150	248,039
Transport for London
2.13%, 04/24/25(a)	GBP	100	133,548
2.25%, 08/09/22(a)	GBP	100	135,259
3.88%, 07/23/42(a)	GBP	100	163,276
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	1,480	1,908,407
0.75%, 07/22/23(a)	GBP	1,310	1,693,013
1.25%, 07/22/27(a)	GBP	960	1,247,103
1.50%, 01/22/21(a)	GBP	2,150	2,868,293
1.50%, 07/22/26(a)	GBP	1,390	1,855,752
1.50%, 07/22/47(a)	GBP	1,260	1,553,158
1.63%, 10/22/71(a)	GBP	340	451,526

147

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
1.75%, 07/22/19(a)	GBP	1,040	$1,377,754
1.75%, 09/07/22(a)	GBP	900	1,218,885
1.75%, 09/07/37(a)	GBP	430	564,137
1.75%, 07/22/57(a)	GBP	560	754,230
2.00%, 07/22/20(a)	GBP	2,430	3,264,597
2.00%, 09/07/25(a)	GBP	1,415	1,961,073
2.25%, 09/07/23(a)	GBP	400	556,130
2.50%, 07/22/65(a)	GBP	740	1,255,129
2.75%, 09/07/24(a)	GBP	1,330	1,911,397
3.25%, 01/22/44(a)	GBP	1,150	1,955,546
3.50%, 01/22/45(a)	GBP	1,290	2,299,406
3.50%, 07/22/68(a)	GBP	610	1,318,253
3.75%, 09/07/19(a)	GBP	670	908,465
3.75%, 07/22/52(a)	GBP	875	1,751,286
4.00%, 03/07/22(a)	GBP	1,660	2,419,383
4.00%, 01/22/60(a)	GBP	1,040	2,336,023
4.25%, 12/07/27(a)	GBP	390	642,681
4.25%, 06/07/32(a)	GBP	1,010	1,761,187
4.25%, 03/07/36(a)	GBP	1,225	2,229,068
4.25%, 09/07/39(a)	GBP	970	1,831,706
4.25%, 12/07/40(a)	GBP	1,725	3,298,870
4.25%, 12/07/46(a)	GBP	1,035	2,103,643
4.25%, 12/07/49(a)	GBP	610	1,283,045
4.25%, 12/07/55(a)	GBP	1,035	2,328,797
4.50%, 09/07/34(a)	GBP	920	1,688,775
4.50%, 12/07/42(a)	GBP	685	1,381,672
4.75%, 03/07/20(a)	GBP	1,400	1,954,278
4.75%, 12/07/30(a)	GBP	2,095	3,741,782
4.75%, 12/07/38(a)	GBP	730	1,453,335
5.00%, 03/07/25(a)	GBP	410	669,002
6.00%, 12/07/28(a)	GBP	430	812,890
8.00%, 06/07/21(a)	GBP	100	157,926

			65,447,725

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 76.3%
(Cost: $639,632,035)			642,724,120

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(g)(h)	11,058	$11,058,062

TOTAL SHORT-TERM INVESTMENTS — 1.3%
(Cost: $11,058,062)		11,058,062

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost: $839,756,079)		844,435,767
Other Assets, Less Liabilities — (0.2)%		(1,661,198)

NET ASSETS — 100.0%		$842,774,569

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,826	8,232	11,058	$11,058,062	$57,870	$—	$—

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	33,220,000	USD	24,665,850	CITI	08/02/18	$29,895
CAD	62,130,000	USD	47,629,740	MS	08/02/18	89,992
GBP	72,310,000	USD	94,852,643	JPM	08/02/18	48
USD	7,406,606	EUR	6,330,000	CITI	08/02/18	187

148

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018

Forward Foreign Currency Exchange Contracts (continued)

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	8,108,460	EUR	6,930,000	MS	08/02/18	$10
USD	94,410,434	GBP	71,180,000	JPM	08/02/18	1,040,022
USD	1,999,295	ILS	7,290,000	CITI	08/02/18	14,271
USD	23,839,928	JPY	2,635,020,000	CITI	08/02/18	300,353
USD	19,714,331	JPY	2,177,440,000	DB	08/02/18	262,482
USD	20,658,942	JPY	2,284,030,000	MS	08/02/18	254,887
USD	19,710,725	JPY	2,177,430,000	NSI	08/02/18	258,965
USD	19,720,686	JPY	2,177,430,000	UBS	08/02/18	268,927
USD	4,834,202	THB	160,000,000	CITI	08/02/18	25,065
USD	4,119,218	CAD	5,360,000	CITI	09/05/18	31
USD	7,308,137	CHF	7,200,000	JPM	09/05/18	15,546
USD	1,977,242	CZK	43,040,000	CITI	09/05/18	6,255
USD	5,243,380	DKK	33,190,000	MS	09/05/18	17,188
USD	97,017,708	EUR	82,470,000	CITI	09/05/18	286,178
USD	97,073,104	EUR	82,480,000	JPM	09/05/18	329,845
USD	97,038,326	EUR	82,470,000	MS	09/05/18	306,796
USD	97,038,326	EUR	82,470,000	SSB	09/05/18	306,796
USD	97,007,234	EUR	82,470,000	UBS	09/05/18	275,705
USD	93,325,820	GBP	71,030,000	JPM	09/05/18	23,103
USD	1,560,351	HUF	425,190,000	CITI	09/05/18	5,666
USD	1,994,913	ILS	7,290,000	JPM	09/05/18	5,587
USD	20,987,377	JPY	2,335,150,000	CITI	09/05/18	80,749
USD	21,000,872	JPY	2,335,150,000	JPM	09/05/18	94,245
USD	20,997,379	JPY	2,335,150,000	MS	09/05/18	90,751
USD	20,985,491	JPY	2,335,150,000	SSB	09/05/18	78,863
USD	20,983,322	JPY	2,335,150,000	UBS	09/05/18	76,694
USD	6,254,293	MXN	116,550,000	CITI	09/05/18	42,850
USD	2,735,307	NOK	22,180,000	SSB	09/05/18	9,210
USD	2,099,405	NZD	3,080,000	SSB	09/05/18	2,665
USD	8,354,165	SEK	72,840,000	CITI	09/05/18	43,283
USD	3,962,187	SGD	5,390,000	JPM	09/05/18	556
USD	5,067,907	THB	168,290,000	CITI	09/05/18	5,919
USD	4,749,732	IDR	66,520,000,000	DB	09/06/18	154,336
USD	20,700,857	KRW	22,177,070,000	CITI	09/06/18	861,691
USD	574,317	KRW	639,330,000	MS	09/06/18	2,385
USD	5,445,102	MYR	21,820,000	MS	09/06/18	82,963

						5,750,960

CHF	7,200,000	USD	7,287,590	JPM	08/02/18	(14,863)
CZK	43,040,000	USD	1,974,584	CITI	08/02/18	(6,208)
DKK	33,190,000	USD	5,229,704	MS	08/02/18	(17,092)
EUR	82,470,000	USD	96,778,545	CITI	08/02/18	(284,484)
EUR	82,480,000	USD	96,834,819	JPM	08/02/18	(329,058)
EUR	82,470,000	USD	96,799,162	MS	08/02/18	(305,102)
EUR	82,470,000	USD	96,799,163	SSB	08/02/18	(305,102)
EUR	82,470,000	USD	96,768,649	UBS	08/02/18	(274,588)
GBP	71,030,000	USD	93,197,753	JPM	08/02/18	(24,103)
HUF	425,190,000	USD	1,556,959	CITI	08/02/18	(5,686)
ILS	7,290,000	USD	1,990,618	JPM	08/02/18	(5,594)
JPY	2,335,150,000	USD	20,941,171	CITI	08/02/18	(80,442)

149

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018

Forward Foreign Currency Exchange Contracts (continued)

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	2,335,150,000	USD	20,954,513	JPM	08/02/18	$(93,784)
JPY	2,335,150,000	USD	20,951,129	MS	08/02/18	(90,400)
JPY	2,335,150,000	USD	20,939,293	SSB	08/02/18	(78,564)
JPY	2,335,150,000	USD	20,937,416	UBS	08/02/18	(76,687)
MXN	116,550,000	USD	6,289,223	CITI	08/02/18	(42,908)
NZD	3,080,000	USD	2,099,482	SSB	08/02/18	(2,618)
SEK	72,840,000	USD	8,332,962	CITI	08/02/18	(43,018)
SGD	5,390,000	USD	3,960,032	JPM	08/02/18	(582)
THB	168,290,000	USD	5,063,028	CITI	08/02/18	(4,718)
USD	24,169,001	AUD	32,710,000	CITI	08/02/18	(147,610)
USD	376,846	AUD	510,000	MS	08/02/18	(2,288)
USD	46,728,123	CAD	61,590,000	CITI	08/02/18	(576,855)
USD	410,703	CAD	540,000	MS	08/02/18	(4,051)
USD	7,269,665	CHF	7,200,000	CITI	08/02/18	(3,062)
USD	1,931,445	CZK	43,040,000	CITI	08/02/18	(36,930)
USD	5,197,271	DKK	33,190,000	CITI	08/02/18	(15,340)
USD	101,005,194	EUR	86,590,000	CITI	08/02/18	(309,474)
USD	91,215,959	EUR	78,120,000	DB	08/02/18	(188,383)
USD	91,132,395	EUR	78,130,000	MS	08/02/18	(283,647)
USD	91,217,791	EUR	78,130,000	NSI	08/02/18	(198,251)
USD	91,295,921	EUR	78,130,000	UBS	08/02/18	(120,121)
USD	94,649,001	GBP	72,160,000	JPM	08/02/18	(6,927)
USD	1,510,738	HUF	425,190,000	CITI	08/02/18	(40,536)
USD	1,409,937	JPY	158,890,000	CITI	08/02/18	(9,484)
USD	581,322	JPY	65,510,000	UBS	08/02/18	(3,903)
USD	5,922,335	MXN	116,550,000	CITI	08/02/18	(323,981)
USD	2,717,086	NOK	22,180,000	CITI	08/02/18	(5,289)
USD	2,083,296	NZD	3,080,000	CITI	08/02/18	(13,568)
USD	7,891,653	SEK	70,640,000	CITI	08/02/18	(147,908)
USD	246,458	SEK	2,200,000	MS	08/02/18	(3,924)
USD	3,955,162	SGD	5,390,000	CITI	08/02/18	(4,288)
USD	248,633	THB	8,290,000	CITI	08/02/18	(541)
GBP	1,660,000	USD	2,180,546	JPM	09/05/18	(24)
USD	24,818,141	AUD	33,420,000	CITI	09/05/18	(30,318)
USD	185,873	AUD	250,000	DB	09/05/18	(7)
USD	47,657,152	CAD	62,130,000	MS	09/05/18	(90,061)
USD	500,469	JPY	55,900,000	CITI	09/05/18	(5)
USD	158,566	IDR	2,300,000,000	MS	09/06/18	(325)
USD	825,862	KRW	933,720,000	MS	09/06/18	(9,425)
USD	2,486,004	RUB	156,000,000	CITI	09/06/18	(4,422)
USD	337,975	RUB	21,360,000	MS	09/06/18	(3,022)

						(4,669,571)

	Net unrealized appreciation					$1,081,389

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

150

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$190,653,585	$—	$190,653,585
Foreign Government Obligations	—	642,724,120	—	642,724,120
Money Market Funds	11,058,062	—	—	11,058,062

	$11,058,062	$833,377,705	$—	$844,435,767

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,750,960	$—	$5,750,960
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,669,571)	—	(4,669,571)

	$—	$1,081,389	$—	$1,081,389

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

CITI — Citibank N.A.

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley & Co. International PLC

NSI — Nomura Securities International Inc.

SSB — State Street Bank and Trust Co.

UBS — UBS AG

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Drone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — United States Dollar

151

Schedule of Investments (Unaudited)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
ASSET-BACKED SECURITIES
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/23	$500	$497,811
Series 2016-A1, Class A1,
1.75%, 11/19/21	700	689,914
Series 2017-A3, Class A3,
1.92%, 04/07/22	800	786,400
Discover Card Execution Note Trust
Series 2017-A2, Class A2,
2.39%, 07/15/24	2,000	1,952,873
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A4,
2.12%, 02/15/23 (Call 08/15/21)	550	535,819

TOTAL ASSET-BACKED SECURITIES — 0.2%
(Cost: $4,575,191)		4,462,817

COLLATERIZED MORTGAGE OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 1.3%
Benchmark Mortgage Trust,
Series 2018-B4, Class ASB,
4.06%, 07/15/51	464	474,265
CFCRE Commercial Mortgage Trust,
Series 2017-C8, Class A4,
3.57%, 06/15/50	1,000	977,456
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4,
3.31%, 04/10/49	1,000	973,350
Series 2017-P7, Class A4,
3.71%, 04/14/50	750	744,507
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 05/15/45	937	937,104
Series 2013-CR12, Class A4,
4.05%, 10/10/46	200	204,865
Series 2014-UBS4, Class AM,
3.97%, 08/10/47	750	746,755
Series 2015-CR25, Class A4,
3.76%, 08/10/48	650	653,908
Series 2017-COR2, Class A3,
3.51%, 09/10/50	1,000	974,133
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A5,
4.03%, 04/15/51(a)	1,750	1,773,140
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4,
4.13%, 08/15/46(a)	1,020	1,050,072
Series 2014-C18, Class A5,
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,025,905
Series 2015-C29, Class A2,
2.92%, 05/15/48 (Call 06/15/20)	486	484,224
Series 2015-C32, Class A5,
3.60%, 11/15/48	2,500	2,487,538
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5,
3.45%, 09/15/50	1,000	974,903
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 16-JP4, Class A4,
3.65%, 12/15/49(a)	2,499	2,473,184
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5,
4.06%, 02/15/47	2,000	2,048,958
Series 2014-C17, Class A5,
3.74%, 08/15/47 (Call 07/11/24)	2,500	2,518,557
Series 2015-C22, Class A4,
3.31%, 04/15/48	500	489,469
Series 2015-C23, Class A4,
3.72%, 07/15/50	500	501,355
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4,
3.98%, 02/15/51	875	881,695
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A4,
3.18%, 03/10/46	2,000	1,980,239
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB,
3.24%, 12/15/47	750	746,173
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2,
3.43%, 06/15/45	200	200,216
Series 2012-C10, Class A3,
2.88%, 12/15/45	3,325	3,259,698
Series 2014-C21, Class A2,
2.92%, 08/15/47	401	401,170

		29,982,839

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS — 1.3%
(Cost: $31,108,317)		29,982,839

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Acosta Inc.,
7.75%, 10/01/22 (Call 08/31/18)(b)	$75	$37,246
Interpublic Group of Companies Inc. (The),
3.75%, 02/15/23	50	49,209
Lamar Media Corp.
5.00%, 05/01/23 (Call 08/31/18)	75	75,799
5.38%, 01/15/24 (Call 01/15/19)	50	51,278
5.75%, 02/01/26 (Call 02/01/21)	50	51,185
MDC Partners Inc.,
6.50%, 05/01/24 (Call 05/01/19)(b)	100	88,855
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	150	143,194
3.63%, 05/01/22	275	273,287
3.65%, 11/01/24 (Call 08/01/24)	5	4,863
4.45%, 08/15/20	100	102,219
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/18)	15	15,135
5.63%, 02/15/24 (Call 02/15/19)	50	50,426
5.88%, 03/15/25 (Call 09/15/19)	75	75,623
WPP Finance 2010
3.75%, 09/19/24	75	72,098
4.75%, 11/21/21	5	5,129
5.63%, 11/15/43	125	130,716

		1,226,262
AEROSPACE & DEFENSE — 0.4%
Airbus Finance BV,
2.70%, 04/17/23(b)	150	144,976
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	155	154,603
5.40%, 04/15/21 (Call 01/15/21)	115	117,843
5.87%, 02/23/22	100	103,314
5.90%, 02/01/27	75	75,205
5.95%, 02/01/37	75	73,561
6.15%, 08/15/20	54	56,244
6.75%, 01/15/28	25	24,851
BAE Systems Holdings Inc.,
3.80%, 10/07/24(b)	125	124,375
BBA U.S. Holdings Inc.,
5.38%, 05/01/26 (Call 05/01/21)(b)	65	65,432
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	35	31,883
2.35%, 10/30/21	15	14,746
2.80%, 03/01/23 (Call 02/01/23)	55	53,906
2.80%, 03/01/27 (Call 12/01/26)	250	235,577
2.85%, 10/30/24 (Call 07/30/24)	50	48,439
3.25%, 03/01/28 (Call 12/01/27)	70	68,133
3.38%, 06/15/46 (Call 12/15/45)	25	22,708
3.55%, 03/01/38 (Call 09/01/37)	55	53,061
3.65%, 03/01/47 (Call 09/01/46)	100	95,451
4.88%, 02/15/20	65	67,005
5.88%, 02/15/40	100	126,550
6.13%, 02/15/33	45	56,049
Embraer Netherlands Finance BV,
5.05%, 06/15/25	225	227,070
Embraer Overseas Ltd.,
5.70%, 09/16/23(b)	25	26,126
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	225	209,763
2.13%, 08/15/26 (Call 05/15/26)	55	49,596
2.25%, 11/15/22 (Call 08/15/22)	75	71,896
2.38%, 11/15/24 (Call 09/15/24)	50	47,127
2.38%, 11/15/24 (Call 03/15/25)	100	100,304
2.63%, 11/15/27 (Call 08/15/27)	50	46,249
3.00%, 05/11/21	65	64,715

152

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.38%, 05/15/23 (Call 04/15/23)	$50	$50,060
3.60%, 11/15/42 (Call 05/15/42)	10	9,596
3.88%, 07/15/21 (Call 04/15/21)	5	5,102
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	98,362
4.40%, 06/15/28 (Call 03/15/28)	25	25,328
4.85%, 04/27/35 (Call 10/27/34)	60	62,068
5.05%, 04/27/45 (Call 10/27/44)	160	169,269
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(b)	50	51,855
Kratos Defense & Security Solutions Inc.,
6.50%, 11/30/25 (Call 11/30/20)(b)	25	25,872
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	100	98,824
4.40%, 06/15/28 (Call 03/15/28)	25	25,238
4.95%, 02/15/21 (Call 11/15/20)	25	25,794
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	215	212,140
2.90%, 03/01/25 (Call 12/01/24)	157	150,084
3.35%, 09/15/21	300	301,470
3.55%, 01/15/26 (Call 10/15/25)	150	148,881
3.60%, 03/01/35 (Call 09/01/34)	125	117,834
3.80%, 03/01/45 (Call 09/01/44)	200	188,544
4.09%, 09/15/52 (Call 03/15/52)	57	55,011
4.25%, 11/15/19	25	25,424
4.50%, 05/15/36 (Call 11/15/35)	25	26,256
4.70%, 05/15/46 (Call 11/15/45)	475	510,117
5.72%, 06/01/40	25	29,880
Series B,
6.15%, 09/01/36	50	61,928
Northrop Grumman Corp.
2.08%, 10/15/20	64	62,458
2.55%, 10/15/22 (Call 09/15/22)	125	120,479
2.93%, 01/15/25 (Call 11/15/24)	120	114,400
3.20%, 02/01/27 (Call 11/01/26)	65	61,671
3.25%, 08/01/23	90	88,865
3.25%, 01/15/28 (Call 10/15/27)	161	152,670
3.85%, 04/15/45 (Call 10/15/44)	85	78,152
4.03%, 10/15/47 (Call 04/15/47)	140	132,873
4.75%, 06/01/43	105	110,465
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,813
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	97,013
3.13%, 10/15/20	175	175,455
4.88%, 10/15/40	15	16,919
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	15	14,602
3.50%, 03/15/27 (Call 12/15/26)	450	431,995
3.70%, 12/15/23 (Call 09/15/23)	25	24,889
4.35%, 04/15/47 (Call 10/15/46)	125	122,766
4.80%, 12/15/43 (Call 06/15/43)	40	41,440
Spirit AeroSystems Inc.,
4.60%, 06/15/28 (Call 03/15/28)	25	25,307
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/18)	65	65,205
6.00%, 07/15/22 (Call 08/31/18)	100	101,741
6.38%, 06/15/26 (Call 06/15/21)	175	175,875
6.50%, 07/15/24 (Call 07/15/19)	150	153,429
6.50%, 05/15/25 (Call 05/15/20)	50	50,863
Triumph Group Inc.,
4.88%, 04/01/21 (Call 08/31/18)	50	46,180

Security	Par (000)	Value
United Technologies Corp.
1.50%, 11/01/19	$125	$122,905
1.95%, 11/01/21 (Call 10/01/21)	180	172,498
3.10%, 06/01/22	470	464,120
3.13%, 05/04/27 (Call 02/04/27)(c)	290	272,182
3.75%, 11/01/46 (Call 05/01/46)	95	85,386
4.15%, 05/15/45 (Call 11/16/44)	50	47,906
4.50%, 04/15/20	285	291,598
4.50%, 06/01/42	475	478,040
5.40%, 05/01/35	15	16,480
5.70%, 04/15/40	125	144,146
6.05%, 06/01/36	25	29,298
6.13%, 07/15/38	50	59,593
7.50%, 09/15/29	50	64,864

		9,872,236

AGRICULTURE — 0.4%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)(b)	55	56,742
9.88%, 07/15/21 (Call 08/31/18)(c)	60	54,797
Altria Group Inc.
2.85%, 08/09/22	234	228,845
3.88%, 09/16/46 (Call 03/16/46)	150	135,087
4.00%, 01/31/24	195	197,931
4.25%, 08/09/42	125	118,750
4.75%, 05/05/21	435	452,056
5.38%, 01/31/44	250	274,487
9.25%, 08/06/19	250	265,778
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	235	215,455
3.75%, 09/15/47 (Call 03/15/47)	50	46,191
4.02%, 04/16/43	25	24,116
4.54%, 03/26/42	125	129,156
5.38%, 09/15/35	25	28,438
BAT Capital Corp.
2.30%, 08/14/20(b)	160	156,979
2.76%, 08/15/22 (Call 07/15/22)(b)	185	178,653
3.22%, 08/15/24 (Call 06/15/24)(b)	405	387,018
3.56%, 08/15/27 (Call 05/15/27)(b)	380	358,587
4.39%, 08/15/37 (Call 02/15/37)(b)	220	210,993
4.54%, 08/15/47 (Call 02/15/47)(b)	235	224,284
BAT International Finance PLC
2.75%, 06/15/20(b)	75	74,294
3.50%, 06/15/22(b)	150	148,500
3.95%, 06/15/25(b)	200	197,064
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	57	54,805
3.25%, 08/15/26 (Call 05/15/26)	50	45,558
3.50%, 11/24/20 (Call 10/24/20)	240	239,659
3.75%, 09/25/27 (Call 06/25/27)	115	107,939
Cargill Inc.
3.05%, 04/19/21(b)	300	298,077
3.25%, 03/01/23(b)	95	93,923
Imperial Brands Finance PLC
3.50%, 02/11/23 (Call 11/11/22)(b)	200	195,558
3.75%, 07/21/22 (Call 05/21/22)(b)	200	198,624
Philip Morris International Inc.
1.88%, 11/01/19	58	57,272
1.88%, 02/25/21 (Call 01/25/21)	180	174,640
2.00%, 02/21/20	125	123,121
2.38%, 08/17/22 (Call 07/17/22)	135	129,518

153

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.75%, 02/25/26 (Call 11/25/25)	$175	$163,727
2.90%, 11/15/21	50	49,386
3.13%, 08/17/27 (Call 05/17/27)	25	23,751
3.25%, 11/10/24	250	243,820
3.38%, 08/11/25 (Call 05/11/25)	75	73,262
4.13%, 05/17/21	15	15,314
4.13%, 03/04/43	80	75,769
4.25%, 11/10/44	300	291,201
4.38%, 11/15/41	25	24,520
4.50%, 03/26/20	300	307,050
4.88%, 11/15/43	20	20,910
6.38%, 05/16/38	125	152,796
Reynolds American Inc.
3.25%, 06/12/20	15	14,989
4.00%, 06/12/22	335	337,780
4.45%, 06/12/25 (Call 03/12/25)	285	288,944
5.70%, 08/15/35 (Call 02/15/35)	90	98,285
5.85%, 08/15/45 (Call 02/15/45)	235	263,491
6.15%, 09/15/43	25	28,970
6.88%, 05/01/20	115	121,885
Vector Group Ltd.,
6.13%, 02/01/25 (Call 02/01/20)(b)	60	58,052

		8,536,797

AIRLINES — 0.1%
Air Canada,
7.75%, 04/15/21(b)	25	26,771
Air Canada Pass Through Trust
Series 2015-1, Class A,
3.60%, 09/15/28(b)	89	85,972
Series 2017-1, Class AA,
3.30%, 07/15/31(b)	100	95,165
American Airlines Group Inc.
4.63%, 03/01/20(b)	50	50,171
5.50%, 10/01/19(b)	150	152,022
American Airlines Pass Through Trust
Series 2013-2, Class A,
4.95%, 01/15/23	267	273,972
Series 2015-1, Class A,
3.38%, 05/01/27	21	20,448
Series 2016-3, Class AA,
3.00%, 04/15/30	243	227,756
Delta Air Lines Inc.
2.60%, 12/04/20	125	122,361
3.63%, 03/15/22 (Call 02/15/22)	25	24,816
3.80%, 04/19/23 (Call 03/19/23)	425	419,862
4.38%, 04/19/28 (Call 01/19/28)	50	48,750
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 08/15/21 (Call 08/15/19)(b)	45	45,335
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	202,708
2.75%, 11/06/19 (Call 10/06/19)	320	318,659
2.75%, 11/16/22 (Call 10/16/22)	20	19,376
3.00%, 11/15/26 (Call 08/15/26)	35	32,321
3.45%, 11/16/27 (Call 08/16/27)	25	23,606
U.S. Airways Pass Through Trust,
Series 2013-1, Class A,
3.95%, 05/15/27	19	18,467
United Airlines Pass Through Trust
Series 2013-1, Class A,
4.30%, 02/15/27	41	41,772
Series 2015-1, Class AA,
3.45%, 12/01/27	136	130,908
Series 2016-1, Class AA,
3.10%, 01/07/30	99	94,240
Series 2016-2, Class AA,
2.88%, 04/07/30	49	45,268
Series 2018-1, Class AA,
3.50%, 09/01/31	100	96,584
United Continental Holdings Inc.
4.25%, 10/01/22	75	73,024
5.00%, 02/01/24	100	97,883

Security	Par (000)	Value
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(b)	$50	$49,437
8.50%, 11/15/19(b)	35	35,370

		2,873,024

APPAREL — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	100	97,283
4.88%, 05/15/26 (Call 02/15/26)(b)	125	121,372
Levi Strauss & Co.,
5.00%, 05/01/25 (Call 05/01/20)	140	140,640
Michael Kors USA Inc.,
4.00%, 11/01/24 (Call 09/01/24)(b)	50	48,383
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	65	62,390
2.38%, 11/01/26 (Call 08/01/26)	200	182,860
3.63%, 05/01/43 (Call 11/01/42)	10	9,309
3.88%, 11/01/45 (Call 05/01/45)	125	120,485
Ralph Lauren Corp.,
2.63%, 08/18/20 (Call 07/18/20)	182	179,925
Under Armour Inc.,
3.25%, 06/15/26 (Call 03/15/26)	90	81,064
VF Corp.,
3.50%, 09/01/21 (Call 06/01/21)	100	100,919
William Carter Co. (The),
5.25%, 08/15/21 (Call 08/15/18)	50	50,642
Wolverine World Wide Inc.,
5.00%, 09/01/26 (Call 09/01/21)(b)	25	23,760

		1,219,032

AUTO MANUFACTURERS — 0.7%
American Honda Finance Corp.
1.70%, 09/09/21	100	95,489
1.95%, 07/20/20	210	205,414
2.25%, 08/15/19	15	14,936
2.30%, 09/09/26	60	54,077
2.45%, 09/24/20	150	147,966
2.60%, 11/16/22	320	309,984
2.65%, 02/12/21	100	98,661
2.90%, 02/16/24	25	24,194
3.45%, 07/14/23	215	215,241
3.50%, 02/15/28	100	97,832
BCD Acquisition Inc.,
9.63%, 09/15/23 (Call 09/15/19)(b)	75	79,158
BMW U.S. Capital LLC
2.15%, 04/06/20(b)	6	5,897
2.25%, 09/15/23 (Call 07/15/23)(b)	25	23,307
2.80%, 04/11/26 (Call 01/11/26)(b)	50	46,200
3.45%, 04/12/23 (Call 03/12/23)(b)	250	247,150
3.75%, 04/12/28 (Call 01/12/28)(b)	250	245,940
Daimler Finance North America LLC
1.75%, 10/30/19(b)	150	147,573
2.45%, 05/18/20(b)	150	147,736
3.00%, 02/22/21(b)	250	247,032
3.10%, 05/04/20(b)	200	199,264
3.25%, 08/01/24(b)	150	144,866
3.35%, 05/04/21(b)	250	248,492
3.35%, 02/22/23(b)	250	245,370
3.70%, 05/04/23(b)	250	248,997
8.50%, 01/18/31	732	1,031,615
Deck Chassis Acquisition Inc.,
10.00%, 06/15/23 (Call 06/15/19)(b)	25	26,636
Fiat Chrysler Automobiles NV,
5.25%, 04/15/23	200	201,804
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	155	149,625
4.75%, 01/15/43	236	204,980
5.29%, 12/08/46 (Call 06/08/46)	200	185,540
7.45%, 07/16/31	128	148,392

154

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ford Motor Credit Co. LLC
2.34%, 11/02/20	$400	$389,576
2.68%, 01/09/20	200	198,104
3.10%, 05/04/23	505	478,891
3.20%, 01/15/21	300	296,109
3.81%, 01/09/24 (Call 11/09/23)	200	193,836
3.82%, 11/02/27 (Call 08/02/27)	300	275,652
5.75%, 02/01/21	200	209,358
5.88%, 08/02/21	200	210,818
8.13%, 01/15/20	200	213,178
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	150	143,733
4.88%, 10/02/23	75	76,818
5.00%, 04/01/35	100	95,650
5.20%, 04/01/45	117	109,561
5.40%, 04/01/48 (Call 10/01/47)(c)	75	72,470
6.25%, 10/02/43	100	104,616
6.60%, 04/01/36 (Call 10/01/35)	100	108,308
6.75%, 04/01/46 (Call 10/01/45)	15	16,620
General Motors Financial Co. Inc.
2.45%, 11/06/20	30	29,291
2.65%, 04/13/20	200	197,578
3.15%, 06/30/22 (Call 05/30/22)	275	267,470
3.20%, 07/13/20 (Call 06/13/20)	285	283,740
3.20%, 07/06/21 (Call 06/06/21)	88	86,728
3.25%, 01/05/23 (Call 12/05/22)	25	24,155
3.45%, 01/14/22 (Call 12/14/21)	25	24,646
3.45%, 04/10/22 (Call 02/10/22)	285	280,397
3.55%, 04/09/21	50	49,883
3.70%, 11/24/20 (Call 10/24/20)	135	135,405
3.70%, 05/09/23 (Call 03/09/23)	35	34,326
3.85%, 01/05/28 (Call 10/05/27)	25	23,253
3.95%, 04/13/24 (Call 02/13/24)	25	24,439
4.00%, 01/15/25 (Call 10/15/24)	150	146,098
4.15%, 06/19/23 (Call 05/19/23)	80	79,752
4.20%, 03/01/21 (Call 02/01/21)	100	101,359
4.25%, 05/15/23	150	150,463
4.30%, 07/13/25 (Call 04/13/25)	225	220,858
4.35%, 04/09/25 (Call 02/09/25)	115	113,528
4.35%, 01/17/27 (Call 10/17/26)	50	48,605
4.38%, 09/25/21	25	25,409
5.25%, 03/01/26 (Call 12/01/25)	67	69,328
Harley-Davidson Financial Services Inc.,
3.55%, 05/21/21(b)	250	249,857
Hyundai Capital America
2.50%, 03/18/19(d)	200	198,982
2.60%, 03/19/20(c)(d)	100	98,458
2.75%, 09/27/26(d)	50	44,044
3.45%, 03/12/21(b)	200	198,240
3.75%, 07/08/21(b)	100	99,585
4.13%, 06/08/23(b)	100	99,202
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	200	192,776
3.75%, 03/05/23(b)	250	245,042
Jaguar Land Rover Automotive PLC,
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	200	176,656
JB Poindexter & Co. Inc.,
7.13%, 04/15/26 (Call 04/15/21)(b)	50	51,780
Navistar International Corp.,
6.63%, 11/01/25 (Call 11/01/20)(b)	105	109,685

Security	Par (000)	Value
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	$100	$97,551
2.60%, 09/28/22(b)	250	238,947
2.65%, 07/13/22(b)	100	96,027
2.80%, 01/13/22(b)	200	194,548
PACCAR Financial Corp.
2.05%, 11/13/20	190	185,444
2.30%, 08/10/22	155	149,218
2.80%, 03/01/21	50	49,536
Tesla Inc.,
5.30%, 08/15/25 (Call 08/15/20)(b)(c)	175	154,884
Toyota Motor Corp.
3.18%, 07/20/21	100	100,141
3.42%, 07/20/23	100	100,032
3.67%, 07/20/28	45	45,058
Toyota Motor Credit Corp.
1.55%, 10/18/19	9	8,862
1.90%, 04/08/21	25	24,194
1.95%, 04/17/20	100	98,270
2.15%, 09/08/22	75	71,617
2.20%, 01/10/20	25	24,729
2.60%, 01/11/22	50	48,912
2.63%, 01/10/23	150	145,199
2.70%, 01/11/23	25	24,292
2.75%, 05/17/21	45	44,505
2.80%, 07/13/22	90	88,384
2.90%, 04/17/24	125	121,035
2.95%, 04/13/21	250	248,680
3.20%, 01/11/27	110	106,184
3.30%, 01/12/22	225	225,180
3.40%, 09/15/21	25	25,192
3.40%, 04/14/25	150	148,189

		15,728,494

AUTO PARTS & EQUIPTMENT — 0.1%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	120	111,520
5.00%, 10/01/24 (Call 10/01/19)(b)	50	49,063
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(c)	60	58,428
6.25%, 03/15/26 (Call 03/15/21)	30	28,923
6.50%, 04/01/27 (Call 04/01/22)(c)	50	48,613
6.63%, 10/15/22 (Call 08/31/18)	50	51,145
7.75%, 11/15/19	27	28,414
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	100	99,193
4.40%, 10/01/46 (Call 04/01/46)	50	45,060
BorgWarner Inc.,
3.38%, 03/15/25 (Call 12/15/24)	30	29,021
Cooper-Standard Automotive Inc.,
5.63%, 11/15/26 (Call 11/15/21)(b)	45	44,353
Dana Financing Luxembourg Sarl,
5.75%, 04/15/25 (Call 04/15/20)(b)	100	98,515
Dana Inc.,
5.50%, 12/15/24 (Call 12/15/19)	100	98,210
Delphi Technologies PLC,
5.00%, 10/01/25(b)	75	70,975
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	75	68,401
5.00%, 05/31/26 (Call 05/31/21)	100	93,365
5.13%, 11/15/23 (Call 11/15/18)(c)	150	148,032
IHO Verwaltungs GmbH (5.25% PIK),
4.50%, 09/15/23 (Call 09/15/19)(b)(e)	200	193,478

155

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	$30	$28,247
5.25%, 01/15/25 (Call 01/15/20)	100	103,860
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	20	19,804
4.15%, 10/01/25 (Call 07/01/25)	55	55,612
Meritor Inc.,
6.25%, 02/15/24 (Call 02/15/19)	50	50,153
Tenneco Inc.,
5.00%, 07/15/26 (Call 07/15/21)	75	66,196
Titan International Inc.,
6.50%, 11/30/23 (Call 11/30/19)(b)	75	75,378
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)(b)	250	246,467
3.57%, 03/16/28 (Call 12/16/27)(b)	250	245,372
ZF North America Capital Inc.,
4.75%, 04/29/25(b)	300	306,153

		2,561,951

BANKS — 7.3%
ABN AMRO Bank NV
2.45%, 06/04/20(b)	200	196,960
2.65%, 01/19/21(b)	750	735,945
4.75%, 07/28/25(b)	200	201,644
ADCB Finance Cayman Ltd.
2.63%, 03/10/20(d)	250	246,280
3.00%, 03/04/19(d)	200	199,950
Agricultural Bank of China Ltd./New York,
2.75%, 05/21/20	250	246,432
Akbank Turk AS
5.13%, 03/31/25(d)	200	173,414
7.20%, 03/16/27 (Call 03/16/22)(a)(d)(f)	400	333,936
Alfa Bank AO Via Alfa Bond Issuance PLC,
7.50%, 09/26/19(d)	200	206,748
Amber Circle Funding Ltd.,
3.25%, 12/04/22(d)	200	195,124
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	450	441,648
3.45%, 01/21/28(b)	250	237,750
ASB Bank Ltd.,
3.75%, 06/14/23(b)	500	496,500
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	500	498,280
4.88%, 01/12/21(b)	210	217,125
Australia & New Zealand Banking Group Ltd./New York NY,
2.63%, 05/19/22	250	241,450
Axis Bank Ltd./Dubai,
2.88%, 06/01/21(d)	200	192,856
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(c)(d)	200	207,122
5.90%, 01/16/21(d)	100	103,600
Banco Davivienda SA,
5.88%, 07/09/22(d)	200	210,986
Banco de Credito del Peru,
4.25%, 04/01/23(d)	200	202,632
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21(d)	200	203,018
5.88%, 01/26/22(d)	200	204,376
5.88%, 01/19/23(d)	400	404,140
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa,
4.13%, 06/06/24(d)	150	146,633
Banco Santander Mexico SA,
4.13%, 11/09/22(c)(d)	400	399,656
Banco Santander SA
3.13%, 02/23/23	200	191,834
3.80%, 02/23/28	200	186,618
3.85%, 04/12/23	200	197,502
4.25%, 04/11/27	200	194,252
Banco Votorantim SA,
7.38%, 01/21/20(c)(d)	100	103,872
Bancolombia SA,
5.13%, 09/11/22(c)	87	90,218
Bangkok Bank PCL/Hong Kong,
3.30%, 10/03/18(d)	200	200,010

Security	Par (000)	Value
Bank Nederlandse Gemeenten NV
2.38%, 03/16/26(b)	$250	$236,055
2.50%, 02/16/21(b)	250	247,167
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	75	73,258
2.33%, 10/01/21 (Call 10/01/20)(a)(f)	289	282,529
2.37%, 07/21/21 (Call 07/21/20)(a)(f)	110	107,880
2.50%, 10/21/22 (Call 10/21/21)	345	329,886
2.63%, 10/19/20	200	197,676
2.63%, 04/19/21	330	324,159
2.74%, 01/23/22 (Call 01/23/21)(a)(f)	264	259,388
2.82%, 07/21/23 (Call 07/21/22)(a)(f)	35	33,834
2.88%, 04/24/23 (Call 04/24/22)(a)(f)	315	305,900
3.00%, 12/20/23 (Call 12/20/22)(a)(f)	530	514,264
3.09%, 10/01/25 (Call 10/01/24)(a)(f)	10	9,523
3.25%, 10/21/27 (Call 10/21/26)	150	139,745
3.30%, 01/11/23	260	256,617
3.37%, 01/23/26 (Call 01/23/25)(a)(f)	36	34,679
3.42%, 12/20/28 (Call 12/20/27)(a)(f)	512	480,343
3.50%, 04/19/26	250	241,705
3.55%, 03/05/24 (Call 03/05/23)(a)(f)	100	98,922
3.59%, 07/21/28 (Call 07/21/27)(a)(f)	49	46,695
3.71%, 04/24/28 (Call 04/24/27)(a)(f)	394	379,714
3.82%, 01/20/28 (Call 01/20/27)(a)(f)	138	134,547
3.86%, 07/23/24 (Call 07/23/23)(a)(f)	750	750,712
3.88%, 08/01/25	395	393,866
3.95%, 01/23/49 (Call 01/23/48)(a)(f)	25	23,207
4.00%, 04/01/24	75	75,611
4.00%, 01/22/25	350	345,786
4.10%, 07/24/23	85	86,476
4.13%, 01/22/24	125	127,108
4.20%, 08/26/24	1,025	1,027,347
4.24%, 04/24/38 (Call 04/24/37)(a)(f)	410	403,096
4.25%, 10/22/26	75	74,301
4.27%, 07/23/29 (Call 07/23/28)(a)(f)	675	676,944
4.44%, 01/20/48 (Call 01/20/47)(a)(f)	225	225,727
4.45%, 03/03/26	150	150,470
4.88%, 04/01/44	5	5,294
5.00%, 01/21/44	122	131,183
5.63%, 07/01/20	40	41,782
5.88%, 02/07/42	61	73,232
6.11%, 01/29/37	100	116,765
7.75%, 05/14/38	150	206,223
Series L,
2.25%, 04/21/20	135	133,098
4.18%, 11/25/27 (Call 11/25/26)	190	185,693
4.75%, 04/21/45	75	76,318
Bank of China Hong Kong Ltd.,
5.55%, 02/11/20(b)	200	205,828
Bank of China Ltd.,
5.00%, 11/13/24(d)	300	308,346
Bank of China Ltd./Hong Kong
3.09%, 02/14/20, (3 mo. LIBOR US + 0.770%)(a)(d)	800	800,808
3.13%, 01/23/19(d)	200	199,854
Bank of China Ltd./Luxembourg,
2.25%, 07/12/21(d)	200	191,508
Bank of Communications Co. Ltd.,
4.50%, 10/03/24 (Call 10/03/19)(a)(d)(f)	200	200,458
Bank of Montreal
1.90%, 08/27/21	385	369,150
2.10%, 06/15/20	83	81,482
2.55%, 11/06/22 (Call 10/06/22)	125	120,390
3.80%, 12/15/32 (Call 12/15/27)(a)(f)	35	32,752

156

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	$176	$170,336
2.20%, 08/16/23 (Call 06/16/23)	5	4,698
2.30%, 09/11/19 (Call 08/11/19)	35	34,801
2.45%, 11/27/20 (Call 10/27/20)	14	13,765
2.45%, 08/17/26 (Call 05/17/26)	250	228,620
2.50%, 04/15/21 (Call 03/15/21)	255	250,303
2.60%, 08/17/20 (Call 07/17/20)	180	178,371
2.60%, 02/07/22 (Call 01/07/22)	185	180,625
2.66%, 05/16/23 (Call 05/16/22)(a)(f)	10	9,688
2.80%, 05/04/26 (Call 02/04/26)	75	70,658
2.95%, 01/29/23 (Call 12/29/22)	265	258,945
3.00%, 10/30/28 (Call 07/30/28)	125	115,020
3.25%, 05/16/27 (Call 02/16/27)	320	309,194
3.30%, 08/23/29 (Call 05/23/29)	81	76,127
3.40%, 05/15/24 (Call 04/15/24)	175	173,017
3.44%, 02/07/28 (Call 02/07/27)(a)(f)	220	214,621
3.50%, 04/28/23	100	99,937
3.65%, 02/04/24 (Call 01/05/24)	75	75,296
Series G,
2.15%, 02/24/20 (Call 01/24/20)	190	187,418
3.00%, 02/24/25 (Call 01/24/25)	75	72,160
Bank of Nova Scotia (The)
2.15%, 07/14/20	35	34,330
2.35%, 10/21/20	650	638,040
2.45%, 03/22/21	75	73,361
2.45%, 09/19/22	150	144,170
2.70%, 03/07/22	170	166,014
2.80%, 07/21/21	150	147,681
3.13%, 04/20/21	100	99,331
4.50%, 12/16/25	100	100,214
Bank One Corp.,
7.63%, 10/15/26	50	60,829
Banque Federative du Credit Mutuel SA,
3.75%, 07/20/23(b)	250	248,600
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	490	479,945
5.14%, 10/14/20	110	112,842
Barclays PLC
2.75%, 11/08/19	200	198,726
2.88%, 06/08/20	400	395,432
3.20%, 08/10/21	200	196,178
3.25%, 01/12/21	200	197,334
4.34%, 05/16/24 (Call 05/16/23)(a)(f)	200	198,318
4.38%, 01/12/26	400	392,628
4.95%, 01/10/47	200	192,622
5.20%, 05/12/26	200	198,990
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	96,559
2.15%, 02/01/21 (Call 01/01/21)	100	97,399
2.45%, 01/15/20 (Call 12/15/19)	590	584,761
2.63%, 06/29/20 (Call 05/29/20)	450	445,635
2.75%, 04/01/22 (Call 03/01/22)	50	48,952
2.85%, 10/26/24 (Call 09/26/24)	100	95,250
5.25%, 11/01/19	35	35,907
BBVA Bancomer SA/Texas
6.50%, 03/10/21(c)(d)	150	158,337
6.75%, 09/30/22(d)	420	457,430
7.25%, 04/22/20(d)	100	105,406
BNP Paribas SA
3.25%, 03/03/23	130	128,453
3.38%, 01/09/25(b)	500	475,370

Security	Par (000)	Value
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(f)	$200	$191,888
4.63%, 03/13/27(b)	200	198,588
5.00%, 01/15/21	240	248,935
7.20%, (Call 06/25/37)(a)(b)(f)(g)	100	104,904
BNZ International Funding Ltd./London
2.40%, 02/21/20(b)	250	246,615
2.75%, 03/02/21(b)	250	245,040
3.38%, 03/01/23(b)	500	489,295
BPCE SA
2.75%, 12/02/21	250	243,235
3.38%, 12/02/26	250	234,160
3.50%, 10/23/27(b)	250	231,008
4.00%, 04/15/24	250	252,432
4.50%, 03/15/25(b)	500	491,880
Branch Banking & Trust Co.,
2.25%, 06/01/20 (Call 05/01/20)	250	245,905
Caixa Economica Federal
3.50%, 11/07/22(c)(d)	250	237,355
4.50%, 10/03/18(d)	150	150,228
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	49	48,314
2.10%, 10/05/20	108	105,300
2.55%, 06/16/22	275	265,675
2.70%, 02/02/21	214	210,379
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	85	83,086
2.50%, 05/12/20 (Call 04/12/20)	25	24,655
3.05%, 03/09/22 (Call 02/09/22)	74	72,390
3.20%, 01/30/23 (Call 12/30/22)	200	194,186
3.20%, 02/05/25 (Call 01/05/25)	135	127,355
3.30%, 10/30/24 (Call 09/30/24)	100	95,397
3.45%, 04/30/21 (Call 03/30/21)	50	49,886
3.50%, 06/15/23	330	323,278
3.75%, 04/24/24 (Call 03/24/24)	175	172,132
3.75%, 07/28/26 (Call 06/28/26)	100	93,961
3.75%, 03/09/27 (Call 02/09/27)	300	285,336
3.80%, 01/31/28 (Call 12/31/27)	25	23,806
4.20%, 10/29/25 (Call 09/29/25)	260	255,193
4.25%, 04/30/25 (Call 03/31/25)(c)	50	50,096
4.75%, 07/15/21	75	77,387
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	450	444,235
2.40%, 09/05/19 (Call 08/05/19)	300	298,020
CBQ Finance Ltd.,
3.25%, 06/13/21(d)	200	195,430
China Construction Bank Asia Corp. Ltd.,
4.25%, 08/20/24 (Call 08/20/19)(a)(d)(f)	200	200,020
China Development Bank,
2.50%, 10/09/20(d)	200	195,788
China Development Bank Corp./Hong Kong,
3.01%, 03/06/22, (3 mo. LIBOR US + 0.700%)(a)(d)	200	200,068
China Everbright Bank Co. Ltd./Hong Kong,
2.50%, 03/08/20(d)	200	195,848
CIT Group Inc.
5.00%, 08/15/22	95	97,019
5.00%, 08/01/23	100	101,622
5.25%, 03/07/25 (Call 12/07/24)	50	51,089
5.38%, 05/15/20	50	51,526
6.13%, 03/09/28	50	52,471
Citibank N.A.,
2.10%, 06/12/20 (Call 05/12/20)	1,000	979,150

157

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CITIC Ltd.
3.70%, 06/14/26(d)	$200	$187,512
6.80%, 01/17/23(d)	200	220,796
Citigroup Inc.
2.40%, 02/18/20	190	187,959
2.65%, 10/26/20	226	222,798
2.70%, 03/30/21	235	230,777
2.70%, 10/27/22 (Call 09/27/22)	225	215,750
2.75%, 04/25/22 (Call 03/25/22)	885	857,512
2.88%, 07/24/23 (Call 07/24/22)(a)(f)	554	535,269
2.90%, 12/08/21 (Call 11/08/21)	350	342,485
3.14%, 01/24/23 (Call 01/24/22)(a)(f)	25	24,509
3.20%, 10/21/26 (Call 07/21/26)	605	566,111
3.30%, 04/27/25	35	33,575
3.40%, 05/01/26	55	52,445
3.50%, 05/15/23	65	64,310
3.52%, 10/27/28 (Call 10/27/27)(a)(f)	28	26,355
3.67%, 07/24/28 (Call 07/24/27)(a)(f)	586	558,353
3.88%, 10/25/23	25	25,079
3.88%, 03/26/25	157	152,379
3.88%, 01/24/39 (Call 01/24/38)(a)(f)	25	23,119
3.89%, 01/10/28 (Call 01/10/27)(a)(f)	15	14,578
4.00%, 08/05/24	225	223,144
4.05%, 07/30/22	100	100,603
4.13%, 07/25/28	348	335,336
4.28%, 04/24/48 (Call 04/24/47)(a)(f)	228	220,155
4.30%, 11/20/26	108	106,160
4.40%, 06/10/25	131	130,696
4.45%, 09/29/27	700	692,580
4.60%, 03/09/26	276	277,446
4.65%, 07/30/45	225	227,968
4.65%, 07/23/48 (Call 06/23/48)	125	127,101
4.75%, 05/18/46	170	167,127
5.30%, 05/06/44	150	158,511
5.50%, 09/13/25	59	62,798
5.88%, 01/30/42	114	133,118
6.63%, 06/15/32	359	423,315
6.68%, 09/13/43	50	62,332
8.13%, 07/15/39	80	115,468
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	245,787
2.25%, 10/30/20 (Call 09/30/20)	250	243,445
3.70%, 03/29/23 (Call 02/28/23)	250	249,397
Citizens Financial Group Inc.,
4.30%, 12/03/25 (Call 11/03/25)	215	213,504
Comerica Inc.,
3.70%, 07/31/23 (Call 06/30/23)	100	100,102
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	125	119,479
2.50%, 09/18/22(b)(c)	325	310,840
2.75%, 03/10/22(b)	50	48,616
3.15%, 09/19/27(b)	275	257,804
3.45%, 03/16/23(b)	400	396,028
3.90%, 03/16/28(b)	250	247,722
3.90%, 07/12/47(b)	150	139,311
4.32%, 01/10/48(b)	250	228,490
Commonwealth Bank of Australia/New York NY,
2.30%, 03/12/20	250	246,335
Cooperatieve Rabobank UA
3.88%, 02/08/22	650	658,879
3.95%, 11/09/22	250	249,750

Security	Par (000)	Value
4.38%, 08/04/25	$250	$247,865
4.50%, 01/11/21	1	1,027
4.75%, 01/15/20(b)	200	204,456
5.25%, 05/24/41	67	76,347
5.25%, 08/04/45	250	266,240
5.75%, 12/01/43	250	284,380
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	246,770
2.75%, 01/10/22	250	244,380
2.75%, 01/10/23	250	241,208
Credit Agricole SA,
8.38%, (Call 10/13/19)(a)(b)(f)(g)	100	104,910
Credit Agricole SA/London
3.38%, 01/10/22(b)	500	491,585
3.75%, 04/24/23(b)	250	246,442
Credit Bank of Moscow Via CBOM Finance PLC,
5.88%, 11/07/21(d)	200	197,050
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	247,132
3.63%, 09/09/24	250	247,465
5.40%, 01/14/20	250	256,905
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)(b)	300	295,341
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(f)	250	238,970
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(f)	250	250,540
4.28%, 01/09/28 (Call 01/09/27)(b)	750	742,200
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	495,720
3.80%, 09/15/22	250	249,382
4.55%, 04/17/26	250	253,122
Danske Bank A/S
3.88%, 09/12/23(b)	250	247,195
4.38%, 06/12/28(b)	250	248,170
Deutsche Bank AG
2.95%, 08/20/20	13	12,731
3.13%, 01/13/21	100	97,446
3.38%, 05/12/21	75	73,646
4.30%, 05/24/28 (Call 05/24/23)(a)(f)	200	182,142
Deutsche Bank AG/London,
3.70%, 05/30/24	205	195,164
Deutsche Bank AG/New York NY
2.70%, 07/13/20	265	258,939
2.95%, 08/20/20	100	97,985
3.13%, 01/13/21	100	97,377
3.15%, 01/22/21	300	292,737
3.38%, 05/12/21	100	97,841
3.70%, 05/30/24	100	94,485
4.10%, 01/13/26	100	94,969
4.25%, 10/14/21	100	99,671
4.88%, 12/01/32 (Call 12/01/27)(a)(f)	250	219,980
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22(d)	200	197,218
Dexia Credit Local SA,
2.38%, 09/20/22(b)	1,000	966,940
DIB Sukuk Ltd.,
3.66%, 02/14/22(d)	600	590,148
Discover Bank,
3.10%, 06/04/20 (Call 05/04/20)	250	248,830
DNB Bank ASA,
2.13%, 10/02/20(b)	200	194,508
Dresdner Funding Trust I,
8.15%, 06/30/31 (Call 06/30/29)(b)	200	247,784
Emirates NBD PJSC,
3.25%, 11/19/19(d)	200	199,942
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	289,608
3.50%, 03/15/22 (Call 02/15/22)	100	99,810

158

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.95%, 03/14/28 (Call 02/14/28)	$100	$98,687
4.30%, 01/16/24 (Call 12/16/23)	135	136,785
8.25%, 03/01/38	145	199,782
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,992
2.20%, 10/30/20 (Call 09/30/20)	200	195,522
3.35%, 07/26/21 (Call 06/26/21)	200	199,894
3.85%, 03/15/26 (Call 02/15/26)	200	196,110
3.95%, 07/28/25 (Call 06/28/25)	200	200,760
First Abu Dhabi Bank PJSC,
3.00%, 03/30/22(d)	200	195,602
First Horizon National Corp.,
3.50%, 12/15/20 (Call 11/15/20)	100	99,974
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	50	48,879
8.25%, 04/15/25 (Call 04/15/21)(b)	55	53,589
Goldman Sachs Bank USA/New York NY,
3.20%, 06/05/20	70	70,121
Goldman Sachs Capital I,
6.35%, 02/15/34	250	295,847
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	90	89,170
2.35%, 11/15/21 (Call 11/15/20)	525	506,410
2.55%, 10/23/19	975	969,345
2.60%, 04/23/20 (Call 03/23/20)	100	98,986
2.63%, 04/25/21 (Call 03/25/21)	90	88,143
2.75%, 09/15/20 (Call 08/15/20)	230	227,997
2.88%, 02/25/21 (Call 01/25/21)	125	123,300
2.88%, 10/31/22 (Call 10/31/21)(a)(f)	50	48,794
2.91%, 06/05/23 (Call 06/05/22)(a)(f)	325	314,239
3.00%, 04/26/22 (Call 04/26/21)	150	146,576
3.20%, 02/23/23 (Call 01/23/23)	175	171,019
3.27%, 09/29/25 (Call 09/29/24)(a)(f)	300	286,734
3.50%, 01/23/25 (Call 10/23/24)	515	499,833
3.63%, 01/22/23	255	253,980
3.69%, 06/05/28 (Call 06/05/27)(a)(f)	57	54,289
3.75%, 05/22/25 (Call 02/22/25)	132	129,293
3.75%, 02/25/26 (Call 11/25/25)	455	443,775
3.81%, 04/23/29 (Call 04/23/28)(a)(f)	165	158,129
3.85%, 07/08/24 (Call 04/08/24)	55	54,606
3.85%, 01/26/27 (Call 01/26/26)	210	203,305
4.00%, 03/03/24	200	200,890
4.02%, 10/31/38 (Call 10/31/37)(a)(f)	91	85,579
4.22%, 05/01/29 (Call 05/01/28)(a)(f)	300	296,916
4.25%, 10/21/25	315	312,256
4.75%, 10/21/45 (Call 04/21/45)	260	266,365
4.80%, 07/08/44 (Call 01/08/44)	275	283,536
5.15%, 05/22/45	225	232,974
5.25%, 07/27/21	300	314,406
5.38%, 03/15/20	50	51,717
5.75%, 01/24/22	150	160,353
5.95%, 01/15/27	22	24,044
6.13%, 02/15/33	124	144,361
6.25%, 02/01/41	120	145,112
6.45%, 05/01/36	185	217,617
6.75%, 10/01/37	575	703,185
HSBC Bank PLC,
4.13%, 08/12/20(b)	100	101,771
HSBC Holdings PLC
2.65%, 01/05/22	200	193,832
2.95%, 05/25/21	200	197,190
3.26%, 03/13/23 (Call 03/13/22)(a)(f)	500	491,470
3.40%, 03/08/21	200	199,824

Security	Par (000)	Value
4.00%, 03/30/22	$80	$81,307
4.25%, 03/14/24	200	199,424
4.25%, 08/18/25	200	197,714
4.30%, 03/08/26	900	909,180
4.58%, 06/19/29 (Call 06/19/28)(a)(f)	200	203,390
5.10%, 04/05/21	375	390,844
5.25%, 03/14/44	250	265,742
6.10%, 01/14/42	200	244,816
6.50%, 05/02/36	350	420,427
6.50%, 09/15/37	200	242,236
6.80%, 06/01/38	212	265,568
HSBC USA Inc.
2.35%, 03/05/20	150	148,175
2.75%, 08/07/20	100	99,166
3.50%, 06/23/24	200	196,902
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	25	23,945
3.15%, 03/14/21 (Call 02/14/21)	46	45,655
4.00%, 05/15/25 (Call 04/15/25)	250	249,950
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	240,065
2.88%, 08/20/20 (Call 07/20/20)	250	247,770
3.25%, 05/14/21 (Call 04/14/21)	250	248,650
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(d)	600	575,190
3.50%, 03/18/20(d)	200	198,520
IDBI Bank Ltd./GIFT-IFC,
3.75%, 01/25/19(d)	200	199,694
Industrial & Commercial Bank of China Ltd.,
4.88%, 09/21/25(d)	200	203,312
Industrial & Commercial Bank of China Ltd./Dubai DIFC,
2.63%, 05/26/20(d)	200	196,350
Industrial & Commercial Bank of China Ltd./Hong Kong,
3.29%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(d)	1,000	1,004,500
Industrial & Commercial Bank of China Ltd./New York NY,
3.23%, 11/13/19	250	249,107
Industrial & Commercial Bank of China Ltd./Singapore,
2.00%, 05/10/19(d)	200	197,990
ING Bank NV
2.50%, 10/01/19(b)	250	248,110
5.80%, 09/25/23(b)	250	266,127
ING Groep NV,
3.95%, 03/29/27	200	196,370
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	200	186,222
3.88%, 01/12/28(b)	550	478,208
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(c)(d)	200	202,026
6.20%, 12/21/21(c)(d)	600	627,048
JPMorgan Chase & Co.
2.20%, 10/22/19	250	248,042
2.25%, 01/23/20 (Call 12/23/19)	270	266,911
2.30%, 08/15/21 (Call 08/15/20)	80	77,535
2.55%, 03/01/21 (Call 02/01/21)	425	416,870
2.70%, 05/18/23 (Call 03/18/23)	425	408,659
2.75%, 06/23/20 (Call 05/23/20)	165	163,842
2.95%, 10/01/26 (Call 07/01/26)	383	356,937
2.97%, 01/15/23 (Call 01/15/22)	395	384,675
3.13%, 01/23/25 (Call 10/23/24)	775	744,263
3.20%, 06/15/26 (Call 03/15/26)	132	125,487
3.22%, 03/01/25 (Call 03/01/24)(a)(f)	46	44,436
3.25%, 09/23/22	225	223,398

159

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.30%, 04/01/26 (Call 01/01/26)	$340	$325,955
3.38%, 05/01/23	301	294,330
3.51%, 06/18/22 (Call 06/18/21)(a)(f)	250	250,177
3.51%, 01/23/29 (Call 01/23/28)(a)(f)	500	473,655
3.54%, 05/01/28 (Call 05/01/27)(a)(f)	160	152,992
3.63%, 05/13/24	25	24,845
3.63%, 12/01/27 (Call 12/01/26)	75	70,826
3.78%, 02/01/28 (Call 02/01/27)(a)(f)	36	35,081
3.80%, 07/23/24 (Call 07/23/23)(a)(f)	500	499,470
3.88%, 02/01/24	75	75,818
3.88%, 09/10/24	200	198,044
3.88%, 07/24/38 (Call 07/24/37)(a)(f)	350	328,496
3.90%, 07/15/25 (Call 04/15/25)	225	225,023
3.90%, 01/23/49 (Call 01/23/48)(a)(f)	25	22,788
3.96%, 11/15/48 (Call 11/15/47)(a)(f)	25	23,113
4.03%, 07/24/48 (Call 07/24/47)(a)(f)	52	48,497
4.13%, 12/15/26	170	168,946
4.20%, 07/23/29 (Call 07/23/28)(a)(f)	345	345,397
4.25%, 10/15/20	460	469,214
4.25%, 10/01/27	50	49,727
4.26%, 02/22/48 (Call 02/22/47)(a)(f)	240	232,224
4.40%, 07/22/20	120	122,710
4.63%, 05/10/21	125	129,045
4.85%, 02/01/44	115	122,058
4.95%, 06/01/45	105	110,347
5.50%, 10/15/40	32	36,682
5.60%, 07/15/41	15	17,351
5.63%, 08/16/43	600	680,490
6.40%, 05/15/38	250	314,212
JPMorgan Chase Bank N.A.,
2.60%, 02/01/21 (Call 02/01/20)(a)(f)	250	247,700
Kazkommertsbank JSC,
5.50%, 12/21/22 (Call 09/09/18)(d)	100	99,784
KEB Hana Bank,
2.50%, 01/27/21(d)	200	194,226
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	247,000
3.40%, 05/20/26	250	237,415
KeyCorp.
2.90%, 09/15/20	259	256,775
4.10%, 04/30/28	300	298,947
5.10%, 03/24/21	108	112,559
KfW
0.00%, 04/18/36(h)	150	85,182
0.00%, 06/29/37(h)	100	54,761
1.25%, 09/30/19	500	492,125
1.50%, 09/09/19	140	138,307
1.50%, 04/20/20	1,185	1,159,949
1.50%, 06/15/21	900	865,368
1.63%, 05/29/20	450	440,847
1.63%, 03/15/21	180	174,319
1.75%, 10/15/19	100	98,936
1.75%, 03/31/20	50	49,190
1.88%, 06/30/20	2,085	2,049,972
2.00%, 11/30/21	250	242,490
2.00%, 09/29/22	100	96,181
2.00%, 10/04/22	100	96,175
2.00%, 05/02/25	955	893,488
2.13%, 03/07/22	395	383,897
2.13%, 06/15/22	470	455,590
2.13%, 01/17/23	635	612,286

Security	Par (000)	Value
2.13%, 08/07/23(d)	$25	$23,961
2.38%, 12/29/22	110	107,243
2.50%, 11/20/24	425	411,472
2.63%, 04/12/21	250	248,285
2.63%, 01/25/22	65	64,321
2.75%, 09/08/20	65	64,917
2.75%, 10/01/20	275	274,519
2.88%, 04/03/28(c)	60	58,931
4.00%, 01/27/20	475	483,692
Korea Development Bank (The)
2.00%, 09/12/26(c)	200	173,032
2.50%, 01/13/21	200	195,070
3.00%, 09/14/22	400	389,424
3.00%, 01/13/26	200	187,766
3.38%, 09/16/25	200	193,038
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	100	90,376
2.00%, 01/13/25	450	421,659
2.38%, 03/24/21(d)	220	217,045
2.38%, 06/10/25(c)	200	191,268
Series 29,
1.38%, 10/23/19	400	393,656
Series 37,
2.50%, 11/15/27	25	23,736
Lloyds Bank PLC
2.70%, 08/17/20	250	247,090
3.30%, 05/07/21	200	199,488
6.38%, 01/21/21	9	9,609
Lloyds Banking Group PLC
3.00%, 01/11/22	200	195,566
3.75%, 01/11/27	400	380,312
4.34%, 01/09/48	275	242,704
4.45%, 05/08/25	295	298,257
4.50%, 11/04/24	200	198,612
4.58%, 12/10/25	200	197,748
M&T Bank Corp.,
3.55%, 07/26/23 (Call 06/26/23)	125	124,879
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(f)	25	23,893
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(f)	50	46,320
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(f)	200	198,600
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	241,370
2.63%, 01/25/21 (Call 12/25/20)	250	245,690
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	420	404,573
2.95%, 03/01/21	200	197,246
3.29%, 07/25/27	110	104,088
3.46%, 03/02/23	515	508,969
3.68%, 02/22/27	100	97,622
3.78%, 03/02/25	290	287,776
3.85%, 03/01/26	400	396,240
Mitsubishi UFJ Trust & Banking Corp.,
2.65%, 10/19/20(b)	250	245,590
Mizuho Financial Group Inc.
2.63%, 04/12/21(b)	200	195,148
3.17%, 09/11/27	250	233,325
3.55%, 03/05/23	500	495,310
3.66%, 02/28/27	200	194,370
4.35%, 10/20/25(b)	250	249,105
Morgan Stanley
2.50%, 04/21/21	210	204,935
2.63%, 11/17/21	225	218,871
2.65%, 01/27/20	550	546,419

160

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.75%, 05/19/22	$275	$266,689
2.80%, 06/16/20	145	143,902
3.13%, 01/23/23	185	180,826
3.13%, 07/27/26	200	186,726
3.59%, 07/22/28 (Call 07/22/27)(a)(f)	81	77,003
3.63%, 01/20/27	173	166,355
3.70%, 10/23/24	36	35,585
3.74%, 04/24/24 (Call 04/24/23)(a)(f)	275	273,534
3.75%, 02/25/23	230	229,998
3.77%, 01/24/29 (Call 01/24/28)(a)(f)	300	288,324
3.88%, 01/27/26	228	224,981
3.95%, 04/23/27	125	120,410
4.00%, 07/23/25	180	180,016
4.10%, 05/22/23	54	54,242
4.30%, 01/27/45	465	452,106
4.35%, 09/08/26	150	149,112
4.38%, 01/22/47	149	147,148
4.46%, 04/22/39 (Call 04/22/38)(a)(f)	200	200,074
4.88%, 11/01/22	520	538,829
5.00%, 11/24/25	150	155,826
5.50%, 01/26/20	300	309,909
5.50%, 07/28/21	180	190,364
5.63%, 09/23/19	290	298,451
6.38%, 07/24/42	302	380,266
7.25%, 04/01/32	202	259,168
Series F,
3.88%, 04/29/24	114	113,907
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	9	8,877
3.00%, 02/10/25 (Call 01/10/25)	125	119,233
MUFG Bank Ltd.,
2.30%, 03/05/20(b)	250	246,085
National Australia Bank Ltd./New York
2.50%, 05/22/22	500	479,965
2.63%, 07/23/20	650	642,050
3.63%, 06/20/23	500	498,120
Nederlandse Waterschapsbank NV,
2.38%, 03/24/26(b)	200	188,968
NongHyup Bank,
2.88%, 07/17/22(d)	200	192,224
Nordea Bank AB
2.13%, 05/29/20(b)	200	195,882
2.25%, 05/27/21(b)	200	193,674
Northern Trust Corp.
2.38%, 08/02/22	50	48,208
3.38%, 08/23/21	245	246,078
3.95%, 10/30/25	25	25,338
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	205	198,959
1.75%, 01/24/20	25	24,642
1.88%, 01/20/21	100	97,506
2.38%, 10/01/21	265	260,007
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(i)	350	339,426
2.45%, 11/05/20 (Call 10/06/20)(i)	300	294,690
2.63%, 02/17/22 (Call 01/18/22)(i)	250	243,348
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(i)(j)	35	34,021
3.15%, 05/19/27 (Call 04/19/27)(i)	60	57,037
3.90%, 04/29/24 (Call 03/29/24)(i)	50	49,885
5.13%, 02/08/20(i)	19	19,565
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 06/15/20)(b)	25	24,403
QNB Finance Ltd.,
2.75%, 10/31/18(d)	200	199,754

Security	Par (000)	Value
RBC USA Holdco Corp.,
5.25%, 09/15/20	$25	$26,024
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	175	168,663
3.20%, 02/08/21 (Call 01/08/21)	5	4,974
Royal Bank of Canada
2.15%, 10/26/20	240	234,710
2.35%, 10/30/20	400	392,480
2.50%, 01/19/21	275	269,789
2.75%, 02/01/22	115	112,648
3.20%, 04/30/21	525	524,191
4.65%, 01/27/26	165	168,609
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	196,034
4.80%, 04/05/26	250	254,837
4.89%, 05/18/29 (Call 05/18/28)(a)(f)	250	251,517
5.13%, 05/28/24	250	254,357
6.00%, 12/19/23	250	264,967
6.10%, 06/10/23	100	105,848
6.13%, 12/15/22	200	211,392
7.65%, (Call 09/30/31)(a)(f)(g)	65	81,115
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	275	271,595
3.40%, 01/18/23 (Call 12/18/22)	5	4,832
3.70%, 03/28/22 (Call 02/28/22)	40	39,582
4.40%, 07/13/27 (Call 04/14/27)	100	97,302
4.50%, 07/17/25 (Call 04/17/25)	175	174,631
Santander UK Group Holdings PLC
2.88%, 10/16/20	394	388,858
2.88%, 08/05/21	200	195,232
3.13%, 01/08/21	8	7,916
3.57%, 01/10/23 (Call 01/10/22)	200	195,826
Santander UK PLC
2.35%, 09/10/19	3	2,980
2.38%, 03/16/20	38	37,448
3.40%, 06/01/21	250	249,705
4.00%, 03/13/24	300	304,464
5.00%, 11/07/23(b)	200	203,218
Sberbank of Russia Via SB Capital SA,
5.13%, 10/29/22(d)	200	201,004
Shinhan Bank Co. Ltd.,
3.88%, 03/24/26(d)	200	189,430
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	246,420
2.63%, 11/17/20(b)	250	246,077
2.80%, 03/11/22	250	244,092
3.25%, 05/17/21(b)	500	497,640
Societe Generale SA
2.63%, 09/16/20(b)	250	245,965
4.75%, 11/24/25(b)	200	200,214
5.20%, 04/15/21(b)	200	208,516
Standard Chartered PLC
2.25%, 04/17/20(b)	200	195,912
3.05%, 01/15/21(b)	400	394,316
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(f)	200	196,396
4.05%, 04/12/26(b)	400	390,804
7.01%, (Call 07/30/37)(a)(b)(f)(g)	100	104,816
State Bank of India/London,
3.62%, 04/17/19(d)	200	200,060
State Street Corp.
1.95%, 05/19/21	35	33,844
2.55%, 08/18/20	244	241,677
2.65%, 05/15/23 (Call 05/15/22)(a)(f)	100	97,197

161

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.65%, 05/19/26	$175	$163,189
3.10%, 05/15/23	85	83,455
3.30%, 12/16/24	100	98,436
3.55%, 08/18/25	60	59,929
3.70%, 11/20/23	297	300,433
4.38%, 03/07/21	75	77,165
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	250	247,340
3.65%, 07/23/25	250	247,000
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	239,583
2.63%, 07/14/26	45	40,851
2.78%, 10/18/22	225	216,736
2.85%, 01/11/22	350	340,914
2.93%, 03/09/21	475	468,716
3.01%, 10/19/26	100	93,070
3.10%, 01/17/23	275	267,660
3.35%, 10/18/27(c)	260	247,101
3.36%, 07/12/27	40	38,089
3.45%, 01/11/27	25	24,007
3.54%, 01/17/28	250	241,240
3.75%, 07/19/23	200	200,054
3.94%, 07/19/28	200	199,154
Suncorp-Metway Ltd.,
2.38%, 11/09/20(b)	250	243,935
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	225	216,110
2.59%, 01/29/21 (Call 01/29/20)(a)(f)	6	5,943
3.00%, 02/02/23 (Call 01/02/23)	150	146,492
3.30%, 05/15/26 (Call 04/15/26)	200	188,620
3.50%, 08/02/22 (Call 08/02/21)(a)(f)	50	49,983
3.69%, 08/02/24 (Call 08/02/23)(a)(f)	40	39,942
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	345	335,261
2.90%, 03/03/21 (Call 02/03/21)	190	187,825
4.00%, 05/01/25 (Call 03/01/25)	200	200,632
SVB Financial Group,
3.50%, 01/29/25	35	33,949
Svenska Handelsbanken AB
2.40%, 10/01/20	500	490,230
2.45%, 03/30/21	250	244,088
3.35%, 05/24/21	280	279,664
Swedbank AB,
2.20%, 03/04/20(b)(c)	200	196,958
Synovus Financial Corp.,
3.13%, 11/01/22 (Call 10/01/22)	100	95,600
TC Ziraat Bankasi AS,
5.13%, 09/29/23(d)	200	174,230
Toronto-Dominion Bank (The)
1.45%, 08/13/19	350	345,282
1.80%, 07/13/21	259	248,472
1.85%, 09/11/20	100	97,267
1.90%, 10/24/19	275	271,714
2.13%, 04/07/21	50	48,551
2.25%, 11/05/19	50	49,614
2.50%, 12/14/20	225	221,283
2.55%, 01/25/21	275	270,410
3.00%, 06/11/20	250	249,597
3.25%, 06/11/21	100	99,902
3.50%, 07/19/23	100	99,820
3.63%, 09/15/31 (Call 09/15/26)(a)(f)	230	217,003
Turkiye Garanti Bankasi AS,
5.88%, 03/16/23(d)	200	187,832
Turkiye Is Bankasi AS
5.00%, 04/30/20(d)	400	386,020
5.38%, 10/06/21(d)	400	369,224

Security	Par (000)	Value
6.00%, 10/24/22(d)	$200	$169,858
Turkiye Vakiflar Bankasi TAO,
6.88%, 02/03/25 (Call 02/03/20)(a)(d)(f)	200	165,632
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3	2,939
2.95%, 07/15/22 (Call 06/15/22)	245	239,527
3.00%, 03/15/22 (Call 02/15/22)	250	247,077
3.10%, 04/27/26 (Call 03/27/26)	50	47,201
3.60%, 09/11/24 (Call 08/11/24)	75	74,253
3.70%, 01/30/24 (Call 12/29/23)	150	151,182
3.90%, 04/26/28 (Call 03/24/28)	100	101,191
4.13%, 05/24/21 (Call 04/23/21)	27	27,657
Series V,
2.38%, 07/22/26 (Call 06/22/26)	375	340,665
2.63%, 01/24/22 (Call 12/23/21)	119	116,220
Series X,
3.15%, 04/27/27 (Call 03/27/27)	100	95,622
U.S. Bank N.A./Cincinnati OH,
2.80%, 01/27/25 (Call 12/27/24)	250	237,340
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(b)	400	392,100
2.45%, 12/01/20 (Call 11/01/20)(b)	200	195,620
UBS AG/Stamford CT,
2.38%, 08/14/19	750	745,785
UBS Group Funding Switzerland AG
2.95%, 09/24/20(b)	220	217,840
3.00%, 04/15/21(b)	250	246,800
3.49%, 05/23/23 (Call 05/23/22)(b)	200	196,628
4.13%, 04/15/26(b)	200	199,734
4.25%, 03/23/28 (Call 03/23/27)(b)	200	200,596
UniCredit SpA,
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(f)	200	180,596
United Bank for Africa PLC,
7.75%, 06/08/22(d)	400	401,708
Vnesheconombank Via VEB Finance PLC,
4.22%, 11/21/18(d)	200	200,218
Wachovia Corp.,
6.55%, 10/15/35	200	235,262
Wells Fargo & Co.
2.10%, 07/26/21	200	192,854
2.50%, 03/04/21	207	202,576
2.55%, 12/07/20	1,750	1,720,880
2.63%, 07/22/22	13	12,535
3.00%, 02/19/25	433	411,099
3.00%, 04/22/26	250	233,668
3.00%, 10/23/26	140	130,021
3.07%, 01/24/23 (Call 01/24/22)	81	79,054
3.30%, 09/09/24	530	515,886
3.50%, 03/08/22	300	299,766
3.55%, 09/29/25	275	268,579
3.58%, 05/22/28 (Call 05/22/27)(a)(f)	520	499,164
3.90%, 05/01/45	159	149,285
4.10%, 06/03/26	400	395,380
4.40%, 06/14/46	100	95,550
4.60%, 04/01/21	275	283,412
4.65%, 11/04/44	85	84,188
4.75%, 12/07/46	101	101,574
4.90%, 11/17/45	445	456,076
5.38%, 11/02/43	158	172,395
5.61%, 01/15/44	475	534,099
Series M,
3.45%, 02/13/23	225	220,599
Series N,
2.15%, 01/30/20	725	714,799
Wells Fargo Bank N.A.,
2.40%, 01/15/20	250	247,562
Westpac Banking Corp.
1.60%, 08/19/19	75	74,123
2.10%, 05/13/21	25	24,135

162

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.30%, 05/26/20	$450	$442,575
2.50%, 06/28/22	90	86,427
2.60%, 11/23/20	450	443,380
2.65%, 01/25/21	125	122,883
2.70%, 08/19/26	310	282,847
2.75%, 01/11/23	115	110,985
2.80%, 01/11/22	105	102,495
2.85%, 05/13/26	110	101,899
3.35%, 03/08/27	200	190,852
3.40%, 01/25/28	200	191,090
3.65%, 05/15/23	250	250,012
4.32%, 11/23/31 (Call 11/23/26)(a)(f)	50	47,988
4.88%, 11/19/19	215	220,134
Woori Bank,
2.63%, 07/20/21(d)	200	193,496
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19(d)	200	196,618
5.50%, 12/06/22(d)	200	165,992

		163,610,059
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	200	193,084
2.65%, 02/01/21 (Call 01/01/21)	1,026	1,012,867
3.30%, 02/01/23 (Call 12/01/22)	265	263,097
3.65%, 02/01/26 (Call 11/01/25)	560	549,702
3.70%, 02/01/24	325	326,869
4.00%, 01/17/43	400	368,264
4.63%, 02/01/44	250	250,897
4.70%, 02/01/36 (Call 08/01/35)	365	376,680
4.90%, 02/01/46 (Call 08/01/45)	565	590,029
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	170	164,458
3.50%, 01/12/24 (Call 12/12/23)	80	79,764
3.75%, 01/15/22	350	354,742
3.75%, 07/15/42	75	67,133
4.00%, 04/13/28 (Call 01/13/28)	315	315,315
4.38%, 04/15/38 (Call 10/15/37)	365	362,175
4.44%, 10/06/48 (Call 04/06/48)	225	219,805
4.60%, 04/15/48 (Call 10/15/47)	470	470,686
4.75%, 04/15/58 (Call 10/15/57)	50	50,333
6.88%, 11/15/19	87	91,146
8.20%, 01/15/39	75	107,903
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	100	87,425
4.70%, 05/15/28 (Call 02/15/28)(b)	100	99,202
5.15%, 05/15/38 (Call 11/15/37)(b)	100	97,205
5.30%, 05/15/48 (Call 11/15/47)(b)	100	97,383
Beam Suntory Inc.,
3.25%, 05/15/22 (Call 02/15/22)	120	117,881
Coca-Cola Bottling Co. Consolidated,
3.80%, 11/25/25 (Call 08/25/25)	50	48,805
Coca-Cola Co. (The)
1.55%, 09/01/21	375	358,672
1.88%, 10/27/20	1,875	1,833,900
2.25%, 09/01/26	150	135,843
2.88%, 10/27/25	200	191,892
2.90%, 05/25/27	175	165,826
3.20%, 11/01/23	350	348,131
Constellation Brands Inc.
2.00%, 11/07/19	58	57,231
2.25%, 11/06/20	11	10,740
2.70%, 05/09/22 (Call 04/09/22)	29	28,066

Security	Par (000)	Value
3.70%, 12/06/26 (Call 09/06/26)	$25	$24,218
3.75%, 05/01/21	25	25,191
4.25%, 05/01/23	200	204,012
4.50%, 05/09/47 (Call 11/09/46)	200	194,868
4.75%, 12/01/25	50	51,949
Cott Holdings Inc.,
5.50%, 04/01/25 (Call 04/01/20)(b)	100	96,267
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	260	251,272
3.50%, 09/18/23 (Call 08/18/23)	200	200,736
3.88%, 05/18/28 (Call 02/18/28)	200	201,720
5.88%, 09/30/36	100	121,169
Diageo Investment Corp.
2.88%, 05/11/22	125	123,077
4.25%, 05/11/42	190	194,683
Fomento Economico Mexicano SAB de CV,
2.88%, 05/10/23	150	143,425
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	275	266,117
4.35%, 03/29/47 (Call 09/29/46)(b)	100	101,056
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	8,797
3.40%, 11/15/25 (Call 08/15/25)	35	33,249
3.43%, 06/15/27 (Call 03/15/27)	110	102,735
3.55%, 05/25/21(b)	65	65,211
4.06%, 05/25/23 (Call 04/25/23)(b)	55	55,302
4.42%, 05/25/25 (Call 03/25/25)(b)	40	40,614
4.50%, 11/15/45 (Call 05/15/45)	40	37,769
4.60%, 05/25/28 (Call 02/25/28)(b)	35	35,727
4.99%, 05/25/38 (Call 11/25/37)(b)	40	41,090
5.09%, 05/25/48 (Call 11/25/47)(b)(c)	55	57,007
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	220	211,314
2.25%, 03/15/20 (Call 02/15/20)	50	49,214
3.00%, 07/15/26 (Call 04/15/26)	155	141,881
4.20%, 07/15/46 (Call 01/15/46)	305	278,547
5.00%, 05/01/42	45	45,894
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	100	95,891
2.00%, 04/15/21 (Call 03/15/21)	50	48,644
2.15%, 10/14/20 (Call 09/14/20)	725	712,769
2.25%, 05/02/22 (Call 04/02/22)	110	106,319
2.38%, 10/06/26 (Call 07/06/26)	315	288,726
2.75%, 03/05/22	70	69,213
2.75%, 03/01/23	15	14,680
3.00%, 08/25/21	25	25,007
3.00%, 10/15/27 (Call 07/15/27)(c)	50	47,812
3.10%, 07/17/22 (Call 05/17/22)	50	49,956
3.45%, 10/06/46 (Call 04/06/46)	50	45,345
3.60%, 03/01/24 (Call 12/01/23)	75	75,875
4.00%, 05/02/47 (Call 11/02/46)(c)	200	197,972
4.45%, 04/14/46 (Call 10/14/45)	375	397,282
4.88%, 11/01/40	72	80,243
5.50%, 01/15/40	100	119,609
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	150	143,952
4.45%, 01/15/22(b)	150	153,717

		15,970,274
BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals Inc.,
7.88%, 09/01/23 (Call 09/01/18)(b)	55	58,381

163

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	$50	$49,178
2.20%, 05/11/20	25	24,612
2.25%, 08/19/23 (Call 06/19/23)	100	94,129
2.60%, 08/19/26 (Call 05/19/26)	275	250,555
2.65%, 05/11/22 (Call 04/11/22)	100	97,217
3.13%, 05/01/25 (Call 02/01/25)	100	96,269
3.63%, 05/15/22 (Call 02/15/22)	50	50,383
3.63%, 05/22/24 (Call 02/22/24)	275	274,953
3.88%, 11/15/21 (Call 08/15/21)	125	127,035
4.10%, 06/15/21 (Call 03/15/21)	110	112,311
4.40%, 05/01/45 (Call 11/01/44)	350	343,759
4.56%, 06/15/48 (Call 12/15/47)	249	249,615
4.66%, 06/15/51 (Call 12/15/50)	312	316,752
4.95%, 10/01/41	150	157,023
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	49,507
4.00%, 06/23/25 (Call 03/23/25)	540	530,258
5.25%, 06/23/45 (Call 12/23/44)	155	162,752
Biogen Inc.
2.90%, 09/15/20	175	174,270
4.05%, 09/15/25 (Call 06/15/25)	275	277,401
5.20%, 09/15/45 (Call 03/15/45)	280	302,590
Bio-Rad Laboratories Inc.,
4.88%, 12/15/20	35	35,992
Celgene Corp.
2.88%, 08/15/20	200	198,628
3.25%, 08/15/22	165	162,134
3.25%, 02/20/23 (Call 01/20/23)	250	244,540
3.45%, 11/15/27 (Call 08/15/27)	25	23,424
3.55%, 08/15/22	198	197,067
3.88%, 08/15/25 (Call 05/15/25)	325	320,736
4.00%, 08/15/23	125	125,880
4.55%, 02/20/48 (Call 08/20/47)	50	47,318
4.63%, 05/15/44 (Call 11/15/43)	116	110,970
5.00%, 08/15/45 (Call 02/15/45)	170	171,056
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	25	23,830
2.50%, 09/01/23 (Call 07/01/23)	25	23,863
2.55%, 09/01/20	370	366,041
2.95%, 03/01/27 (Call 12/01/26)	35	32,933
3.25%, 09/01/22 (Call 07/01/22)	55	54,724
3.50%, 02/01/25 (Call 11/01/24)	100	98,994
3.65%, 03/01/26 (Call 12/01/25)	100	99,196
3.70%, 04/01/24 (Call 01/01/24)	100	100,375
4.15%, 03/01/47 (Call 09/01/46)	515	500,127
4.40%, 12/01/21 (Call 09/01/21)	50	51,584
4.50%, 02/01/45 (Call 08/01/44)	275	279,298
4.75%, 03/01/46 (Call 09/01/45)	225	237,397
5.65%, 12/01/41 (Call 06/01/41)	50	58,077
Sotera Health Topco Inc. (8.88% PIK),
8.13%, 11/01/21 (Call 08/31/18)(b)(e)	25	25,321

		7,388,455
BUILDING MATERIALS — 0.2%
BMC East LLC,
5.50%, 10/01/24 (Call 10/01/19)(b)	25	24,467
Boise Cascade Co.,
5.63%, 09/01/24 (Call 09/01/19)(b)	25	25,107
Builders FirstSource Inc.,
5.63%, 09/01/24 (Call 09/01/19)(b)	125	122,370
Cemex SAB de CV,
5.70%, 01/11/25 (Call 01/11/20)(d)	450	458,505
Griffon Corp.,
5.25%, 03/01/22 (Call 08/31/18)	50	48,679
Holcim U.S. Finance Sarl & Cie. SCS,
6.00%, 12/30/19(b)	100	103,565

Security	Par (000)	Value
James Hardie International Finance DAC,
4.75%, 01/15/25 (Call 01/15/21)(b)	$250	$245,215
Jeld-Wen Inc.,
4.88%, 12/15/27 (Call 12/15/22)(b)	50	46,568
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(j)	50	49,229
3.90%, 02/14/26 (Call 11/14/25)	90	89,017
4.25%, 03/01/21	25	25,479
4.50%, 02/15/47 (Call 08/15/46)	290	277,446
6.00%, 01/15/36	50	57,435
Lennox International Inc.,
3.00%, 11/15/23 (Call 09/15/23)	75	71,052
Louisiana-Pacific Corp.,
4.88%, 09/15/24 (Call 09/15/19)	40	39,646
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	50	46,337
3.50%, 12/15/27 (Call 09/15/27)	75	69,430
4.25%, 12/15/47 (Call 06/15/47)	40	35,311
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	49,814
3.50%, 11/15/27 (Call 08/15/27)	150	138,894
4.38%, 04/01/26 (Call 01/01/26)	25	24,830
4.45%, 04/01/25 (Call 01/01/25)	275	276,639
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	50	45,618
4.20%, 12/15/22 (Call 09/15/22)	175	176,081
4.30%, 07/15/47 (Call 01/15/47)	50	41,148
4.40%, 01/30/48 (Call 07/30/47)	75	62,080
7.00%, 12/01/36	43	49,508
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	80	73,175
5.00%, 02/15/27 (Call 02/15/22)(b)	50	46,899
5.38%, 11/15/24 (Call 11/15/19)(b)	200	198,570
5.50%, 02/15/23 (Call 02/15/19)(b)	25	25,494
6.00%, 10/15/25 (Call 10/15/20)(b)	95	96,469
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(b)	25	23,675
6.13%, 07/15/23 (Call 08/16/18)	75	76,309
U.S. Concrete Inc.,
6.38%, 06/01/24 (Call 06/01/19)	80	79,706
USG Corp.,
4.88%, 06/01/27 (Call 06/01/22)(b)	100	101,675
Votorantim Cimentos SA,
7.25%, 04/05/41(d)	200	205,728
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	50,446
4.50%, 06/15/47 (Call 12/15/46)	125	114,251

		3,791,867
CHEMICALS — 0.6%
Air Liquide Finance SA,
2.25%, 09/27/23 (Call 07/27/23)(b)	200	188,164
Alpek SAB de CV,
4.50%, 11/20/22(d)	400	400,152
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	100	100,925
6.88%, 05/15/43 (Call 02/15/43)	50	51,149
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	100	113,414
10.00%, 10/15/25 (Call 10/15/20)	25	29,056
Bluestar Finance Holdings Ltd.,
4.38%, 06/11/20(d)	200	200,786
Braskem Finance Ltd.,
5.75%, 04/15/21(d)	200	207,448
Cabot Corp.,
3.40%, 09/15/26 (Call 06/15/26)	25	23,277
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	51,165
5.88%, 06/15/21	50	52,729
CF Industries Inc.
3.45%, 06/01/23(c)	75	71,851
4.50%, 12/01/26(b)	25	24,826

164

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.95%, 06/01/43	$100	$85,116
5.15%, 03/15/34	70	64,756
5.38%, 03/15/44	75	66,575
7.13%, 05/01/20	50	52,838
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	75	72,887
6.63%, 05/15/23 (Call 08/31/18)	52	54,556
7.00%, 05/15/25 (Call 05/15/20)	75	80,257
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(d)	400	386,480
4.13%, 07/19/27(d)	200	188,170
5.13%, 03/14/28(d)	500	501,975
Cornerstone Chemical Co.,
6.75%, 08/15/24 (Call 08/15/20)(b)	80	78,570
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 06/15/23 (Call 06/15/19)(b)	56	59,582
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	225	219,505
3.50%, 10/01/24 (Call 07/01/24)	75	73,332
4.13%, 11/15/21 (Call 08/15/21)	275	280,085
4.25%, 11/15/20 (Call 08/15/20)	50	50,947
4.25%, 10/01/34 (Call 04/01/34)	75	72,394
4.38%, 11/15/42 (Call 05/15/42)	200	190,656
4.63%, 10/01/44 (Call 04/01/44)	75	74,100
5.25%, 11/15/41 (Call 05/15/41)	65	68,894
7.38%, 11/01/29	50	62,892
9.40%, 05/15/39	100	152,982
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	537	533,644
3.60%, 08/15/22 (Call 05/15/22)	13	12,989
3.80%, 03/15/25 (Call 12/15/24)	76	75,287
4.65%, 10/15/44 (Call 04/15/44)	60	59,140
4.80%, 09/01/42 (Call 03/01/42)	191	192,098
EI du Pont de Nemours & Co.
2.80%, 02/15/23	275	267,454
3.63%, 01/15/21	25	25,315
4.15%, 02/15/43	245	229,589
4.63%, 01/15/20	250	255,867
4.90%, 01/15/41	25	25,963
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	190	190,521
5.20%, 12/15/19	252	258,313
GCP Applied Technologies Inc.,
5.50%, 04/15/26 (Call 04/15/21)(b)	25	24,761
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	150	141,469
10.00%, 04/15/20 (Call 08/31/18)	25	24,977
10.38%, 02/01/22 (Call 02/01/19)(b)	105	103,249
Hexion Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20 (Call 08/31/18)	25	21,285
Huntsman International LLC,
5.13%, 11/15/22 (Call 08/15/22)	50	51,602
INEOS Group Holdings SA,
5.63%, 08/01/24 (Call 08/01/19)(b)(c)	200	197,960
Ingevity Corp.,
4.50%, 02/01/26 (Call 02/01/21)(b)	25	23,450
International Flavors & Fragrances Inc.,
4.38%, 06/01/47 (Call 12/01/46)	200	181,048
INVISTA Finance LLC,
4.25%, 10/15/19(b)	25	25,278

Security	Par (000)	Value
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA,
8.38%, 12/01/22 (Call 06/01/19)(b)	$25	$25,536
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
7.00%, 04/15/25 (Call 04/15/20)(b)	100	103,279
Lubrizol Corp. (The),
6.50%, 10/01/34	25	32,077
LYB International Finance BV
4.00%, 07/15/23	125	125,451
4.88%, 03/15/44 (Call 09/15/43)	150	151,099
LYB International Finance II BV,
3.50%, 03/02/27 (Call 12/02/26)	170	161,333
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	93,777
5.75%, 04/15/24 (Call 01/15/24)	200	216,734
Methanex Corp.,
5.65%, 12/01/44 (Call 06/01/44)	50	47,703
Mexichem SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(c)(d)	200	186,818
5.88%, 09/17/44(d)	200	194,886
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	25	24,336
4.05%, 11/15/27 (Call 08/15/27)	50	48,130
4.25%, 11/15/23 (Call 08/15/23)	295	298,118
5.63%, 11/15/43 (Call 05/15/43)	85	85,708
Nufarm Australia Ltd./Nufarm Americas Inc.,
5.75%, 04/30/26 (Call 04/30/21)(b)	80	76,858
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	125	115,147
3.15%, 10/01/22 (Call 07/01/22)	200	194,068
3.38%, 03/15/25 (Call 12/15/24)	10	9,427
3.63%, 03/15/24 (Call 12/15/23)	35	33,997
4.88%, 03/30/20	25	25,547
5.25%, 01/15/45 (Call 07/15/44)	140	144,841
5.63%, 12/01/40	30	32,482
5.88%, 12/01/36	5	5,567
6.13%, 01/15/41 (Call 07/15/40)	30	33,839
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	47,304
5.13%, 09/15/27 (Call 03/15/22)	125	122,589
Perstorp Holding AB,
8.50%, 06/30/21 (Call 11/18/18)(b)	200	209,860
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(b)	100	100,465
6.50%, 02/01/22 (Call 08/31/18)(b)	100	102,500
PolyOne Corp.,
5.25%, 03/15/23	25	25,515
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	2	1,982
3.20%, 03/15/23 (Call 02/15/23)	60	59,240
3.60%, 11/15/20	25	25,202
3.75%, 03/15/28 (Call 12/15/27)(c)	65	64,050
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(b)	50	49,626
6.75%, 11/15/22 (Call 05/15/19)(b)	25	26,233
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	300	284,736
3.55%, 11/07/42 (Call 05/07/42)	35	32,675
Rain CII Carbon LLC/CII Carbon Corp.,
7.25%, 04/01/25 (Call 04/01/20)(b)	100	102,514
Rayonier AM Products Inc.,
5.50%, 06/01/24 (Call 06/01/19)(b)	50	46,908

165

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	$35	$34,408
4.25%, 01/15/48 (Call 07/15/47)	25	22,410
5.25%, 06/01/45 (Call 12/01/44)	25	26,017
6.13%, 10/15/19	2	2,066
Sherwin-Williams Co. (The)
2.25%, 05/15/20	486	478,559
2.75%, 06/01/22 (Call 05/01/22)	100	96,985
3.45%, 08/01/25 (Call 05/01/25)	25	24,120
3.45%, 06/01/27 (Call 03/01/27)	125	119,330
4.50%, 06/01/47 (Call 12/01/46)	127	124,615
Sinochem Offshore Capital Co. Ltd.,
3.12%, 05/24/22(d)	200	193,538
Syngenta Finance NV
3.13%, 03/28/22	505	487,456
4.89%, 04/24/25 (Call 02/24/25)(b)	200	198,982
TPC Group Inc.,
8.75%, 12/15/20 (Call 08/31/18)(b)	75	74,998
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.,
5.38%, 09/01/25 (Call 09/01/20)(b)	50	49,384
Tronox Finance PLC,
5.75%, 10/01/25 (Call 10/01/20)(b)	75	72,265
Tronox Inc.,
6.50%, 04/15/26 (Call 04/15/21)(b)	100	99,590
Valvoline Inc.,
4.38%, 08/15/25 (Call 08/15/20)	100	94,431
Versum Materials Inc.,
5.50%, 09/30/24 (Call 09/30/21)(b)	25	25,464
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	240	228,900
4.38%, 11/15/47 (Call 05/15/47)	105	98,331
WR Grace & Co.-Conn,
5.13%, 10/01/21(b)	25	25,483
Yara International ASA,
4.75%, 06/01/28 (Call 03/01/28)(b)	250	253,435

		13,972,674
COAL — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
7.50%, 05/01/25 (Call 05/01/20)(b)	25	26,415
China Shenhua Overseas Capital Co. Ltd.,
3.88%, 01/20/25(d)	200	196,242
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/01/21 (Call 11/01/18)	21	21,523
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 04/01/23 (Call 04/01/20)(b)	25	22,331
Murray Energy Corp. (12.00% PIK),
12.00%, 04/15/24 (Call 04/15/20)(b)(e)	37	29,061
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(b)	25	25,715
6.38%, 03/31/25 (Call 03/31/20)(b)	25	26,625
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
7.50%, 06/15/25 (Call 06/15/20)(b)	90	93,084
Warrior Met Coal Inc.,
8.00%, 11/01/24 (Call 11/01/20)(b)	25	25,847

		466,843
COMMERCIAL SERVICES — 0.4%
ACE Cash Express Inc.,
12.00%, 12/15/22 (Call 12/15/19)(b)	60	63,682
Adani Ports & Special Economic Zone Ltd.,
4.00%, 07/30/27 (Call 06/30/27)(d)	200	182,584
ADT Corp. (The)
3.50%, 07/15/22	150	142,506
4.13%, 06/15/23	125	118,041
4.88%, 07/15/32(b)	75	59,249
5.25%, 03/15/20	25	25,413
6.25%, 10/15/21	25	26,212
Ahern Rentals Inc.,
7.38%, 05/15/23 (Call 08/31/18)(b)	50	49,286

Security	Par (000)	Value
Aptim Corp.,
7.75%, 06/15/25 (Call 06/15/20)(b)(c)	$100	$83,350
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/18)	19	19,262
7.63%, 09/01/23 (Call 09/01/19)(c)	44	39,757
7.88%, 12/01/22 (Call 12/01/18)	150	150,915
8.75%, 12/01/20 (Call 08/31/18)	50	49,526
Ashtead Capital Inc.,
4.13%, 08/15/25 (Call 08/15/20)(b)	200	190,174
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	546	538,219
3.38%, 09/15/25 (Call 06/15/25)	95	94,458
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/18)(b)(c)	50	49,492
5.25%, 03/15/25 (Call 03/15/20)(b)	50	46,251
5.50%, 04/01/23 (Call 08/31/18)(c)	125	123,292
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	239	241,036
5.25%, 10/01/25 (Call 07/01/25)	125	125,775
5.50%, 11/01/22 (Call 05/01/22)	5	5,202
Board of Trustees of The Leland Stanford Junior University (The),
3.65%, 05/01/48 (Call 11/01/47)	25	24,602
Booz Allen Hamilton Inc.,
5.13%, 05/01/25 (Call 05/01/20)(b)	25	24,383
Brink’s Co. (The),
4.63%, 10/15/27 (Call 10/15/22)(b)	75	71,098
Cardtronics Inc./Cardtronics USA Inc.,
5.50%, 05/01/25 (Call 05/01/20)(b)	60	53,535
Carriage Services Inc.,
6.63%, 06/01/26 (Call 06/01/21)(b)	50	51,354
Cleveland Clinic Foundation (The),
4.86%, 01/01/14	30	31,401
DP World Ltd.,
6.85%, 07/02/37(b)	320	377,763
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	100	96,215
2.70%, 11/01/26 (Call 08/01/26)	50	46,482
3.25%, 01/14/23 (Call 11/14/22)	215	213,276
3.25%, 12/01/27 (Call 09/01/27)	50	47,928
3.95%, 12/01/47 (Call 06/01/47)	160	154,024
4.35%, 12/08/21	65	67,125
5.50%, 12/08/41	39	45,672
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	100	96,391
3.30%, 12/15/22 (Call 09/15/22)	25	24,459
3.95%, 06/15/23 (Call 05/15/23)	25	24,880
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)(b)	125	122,789
3.85%, 11/15/24 (Call 08/15/24)(b)	100	99,376
4.20%, 11/01/46 (Call 05/01/46)(b)	65	58,564
5.63%, 03/15/42(b)	150	163,984
7.00%, 10/15/37(b)	100	124,828
Flexi-Van Leasing Inc.,
10.00%, 02/15/23 (Call 02/15/20)(b)	25	23,403
Garda World Security Corp.,
8.75%, 05/15/25 (Call 05/15/20)(b)	115	115,911
Gartner Inc.,
5.13%, 04/01/25 (Call 04/01/20)(b)	75	75,566
George Washington University (The),
Series 2018,
4.13%, 09/15/48 (Call 03/15/48)	25	24,952
Graham Holdings Co.,
5.75%, 06/01/26 (Call 06/01/21)(b)	35	35,294
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)(b)	35	37,045
7.75%, 06/01/24 (Call 06/01/19)(b)	44	47,147
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(b)(c)	75	59,164
5.88%, 10/15/20 (Call 08/31/18)	100	99,088

166

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
6.25%, 10/15/22 (Call 08/31/18)(c)	$75	$67,379
7.38%, 01/15/21 (Call 08/31/18)(c)	75	74,064
7.63%, 06/01/22 (Call 06/01/19)(b)	75	73,207
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	75	71,616
4.13%, 08/01/23 (Call 07/01/23)	175	174,767
4.75%, 02/15/25 (Call 11/15/24)(b)	80	80,322
4.75%, 08/01/28 (Call 05/01/28)	110	109,538
5.00%, 11/01/22 (Call 08/01/22)(b)	75	77,290
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 08/01/23 (Call 08/31/18)(b)	50	50,444
Johns Hopkins University,
Series 2013,
4.08%, 07/01/53	25	24,981
Laureate Education Inc.,
8.25%, 05/01/25 (Call 05/01/20)(b)	50	53,751
LSC Communications Inc.,
8.75%, 10/15/23 (Call 10/15/19)(b)	25	24,527
Massachusetts Institute of Technology
4.68%, 07/01/21	160	173,117
5.60%, 07/01/11	175	225,176
Matthews International Corp.,
5.25%, 12/01/25 (Call 12/01/20)(b)	16	15,339
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
7.88%, 10/01/22 (Call 08/16/18)(b)	50	46,317
Monitronics International Inc.,
9.13%, 04/01/20 (Call 08/31/18)(c)	75	55,918
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	75	71,919
3.25%, 01/15/28 (Call 10/15/27)	126	118,765
4.50%, 09/01/22 (Call 06/01/22)	44	45,331
5.25%, 07/15/44	50	56,256
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)(b)(c)	50	45,900
5.50%, 10/01/21 (Call 08/31/18)(b)	50	49,765
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/18)	50	49,835
5.00%, 04/15/22 (Call 08/31/18)(b)	225	219,150
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	40	38,776
4.64%, 12/01/44	50	57,031
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	110	95,999
3.30%, 07/15/56 (Call 01/15/56)	200	176,060
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(b)	196	209,938
Ritchie Bros. Auctioneers Inc.,
5.38%, 01/15/25 (Call 01/15/20)(b)	25	24,530
RR Donnelley & Sons Co.
6.00%, 04/01/24(c)	50	49,994
7.88%, 03/15/21	50	51,153
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	46,165
4.00%, 06/15/25 (Call 03/15/25)	95	95,624
4.40%, 02/15/26 (Call 11/15/25)	100	102,434
4.50%, 05/15/48 (Call 11/15/47)	50	50,397
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	50	47,800
5.38%, 01/15/22 (Call 08/31/18)	75	75,873
5.38%, 05/15/24 (Call 05/15/19)	75	76,095

Security	Par (000)	Value
ServiceMaster Co. LLC (The),
5.13%, 11/15/24 (Call 11/15/19)(b)	$50	$48,253
Sotheby’s,
4.88%, 12/15/25 (Call 12/15/20)(b)	50	47,793
Team Health Holdings Inc.,
6.38%, 02/01/25 (Call 02/01/20)(b)	90	78,679
TMS International Corp.,
7.25%, 08/15/25 (Call 08/15/20)(b)	40	40,664
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	30	30,153
4.00%, 06/01/23 (Call 05/01/23)	25	25,107
4.80%, 04/01/26 (Call 01/01/26)	25	25,756
United Rentals North America Inc.
4.63%, 07/15/23 (Call 08/31/18)	50	50,168
4.63%, 10/15/25 (Call 10/15/20)	80	77,208
4.88%, 01/15/28 (Call 01/15/23)	200	186,868
5.50%, 07/15/25 (Call 07/15/20)	50	50,929
5.50%, 05/15/27 (Call 05/15/22)	80	79,100
5.75%, 11/15/24 (Call 05/15/19)	50	51,171
5.88%, 09/15/26 (Call 09/15/21)	150	152,337
University of Notre Dame du Lac
Series 2015,
3.44%, 02/15/45	20	18,755
Series 2017,
3.39%, 02/15/48 (Call 08/15/47)	90	83,185
University of Southern California,
3.03%, 10/01/39	315	283,081
Verisk Analytics Inc.,
4.00%, 06/15/25 (Call 03/15/25)	65	64,015
Weight Watchers International Inc.,
8.63%, 12/01/25 (Call 12/01/20)(b)	25	27,512
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	75	74,172
4.25%, 06/09/23 (Call 05/09/23)	25	24,845

		9,733,675
COMPUTERS — 0.6%
Apple Inc.
1.10%, 08/02/19	175	172,545
1.50%, 09/12/19	229	226,220
2.00%, 05/06/20	190	187,458
2.00%, 11/13/20	60	58,930
2.10%, 09/12/22 (Call 08/12/22)	25	23,979
2.25%, 02/23/21 (Call 01/23/21)	890	874,461
2.40%, 05/03/23	670	646,610
2.45%, 08/04/26 (Call 05/04/26)	35	32,309
2.50%, 02/09/22 (Call 01/09/22)	900	883,926
2.50%, 02/09/25	150	141,531
2.85%, 05/06/21	340	339,062
2.85%, 05/11/24 (Call 03/11/24)	105	102,070
2.90%, 09/12/27 (Call 06/12/27)	265	250,865
3.00%, 02/09/24 (Call 12/09/23)	175	172,322
3.00%, 11/13/27 (Call 08/13/27)	25	23,872
3.20%, 05/13/25	135	132,682
3.20%, 05/11/27 (Call 02/11/27)	276	267,883
3.25%, 02/23/26 (Call 11/23/25)	295	289,507
3.35%, 02/09/27 (Call 11/09/26)	180	176,909
3.45%, 05/06/24	135	135,535
3.45%, 02/09/45	325	294,200
3.75%, 11/13/47 (Call 05/13/47)	100	95,017
3.85%, 05/04/43	150	145,485
3.85%, 08/04/46 (Call 02/04/46)	147	141,981
4.25%, 02/09/47 (Call 08/09/46)	135	138,974
4.38%, 05/13/45	55	57,614
4.45%, 05/06/44	25	26,484

167

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.50%, 02/23/36 (Call 08/23/35)	$100	$108,545
4.65%, 02/23/46 (Call 08/23/45)	275	299,863
Dell Inc.
5.88%, 06/15/19	100	101,936
6.50%, 04/15/38	25	24,494
7.10%, 04/15/28	75	80,361
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	719	729,979
5.45%, 06/15/23 (Call 04/15/23)(b)	110	115,489
5.88%, 06/15/21 (Call 08/16/18)(b)	175	178,997
6.02%, 06/15/26 (Call 03/15/26)(b)	475	501,966
7.13%, 06/15/24 (Call 06/15/19)(b)	250	268,430
8.10%, 07/15/36 (Call 01/15/36)(b)	130	154,003
8.35%, 07/15/46 (Call 01/15/46)(b)	280	344,596
Diebold Nixdorf Inc.,
8.50%, 04/15/24 (Call 04/15/19)	45	41,392
DXC Technology Co.
2.88%, 03/27/20	4	3,964
4.25%, 04/15/24 (Call 02/15/24)	40	39,861
4.75%, 04/15/27 (Call 01/15/27)	50	50,300
EMC Corp.
2.65%, 06/01/20	100	97,395
3.38%, 06/01/23 (Call 03/01/23)	100	93,262
Everi Payments Inc.,
7.50%, 12/15/25 (Call 12/15/20)(b)	50	50,022
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(b)	100	103,175
GCI LLC,
6.88%, 04/15/25 (Call 04/15/20)	50	51,558
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/19)(b)	25	24,670
8.38%, 08/15/22 (Call 02/15/19)(b)	75	71,708
9.25%, 03/01/21 (Call 08/31/18)(b)	75	70,525
Hewlett Packard Enterprise Co.
2.10%, 10/04/19(b)	235	232,349
3.60%, 10/15/20 (Call 09/15/20)	75	75,438
4.40%, 10/15/22 (Call 08/15/22)	210	215,042
4.90%, 10/15/25 (Call 07/15/25)	195	199,487
6.20%, 10/15/35 (Call 04/15/35)	164	169,263
6.35%, 10/15/45 (Call 04/15/45)	265	270,658
HP Inc.,
6.00%, 09/15/41	170	176,545
IBM Credit LLC
1.80%, 01/20/21	110	106,583
3.00%, 02/06/23	100	98,576
International Business Machines Corp.
1.63%, 05/15/20	200	195,582
2.25%, 02/19/21	100	97,844
3.30%, 01/27/27	100	97,548
3.38%, 08/01/23	200	200,052
3.45%, 02/19/26	100	98,756
3.63%, 02/12/24	100	100,607
4.00%, 06/20/42	150	147,706
4.70%, 02/19/46(c)	200	220,148
5.60%, 11/30/39	25	29,882
8.38%, 11/01/19	25	26,667
Leidos Holdings Inc.,
Series 1,
5.95%, 12/01/40 (Call 06/04/40)	25	23,577
Leidos Inc.
5.50%, 07/01/33	25	22,906
7.13%, 07/01/32	25	26,448
Lenovo Group Ltd.,
3.88%, 03/16/22(d)	200	186,034

Security	Par (000)	Value
NCR Corp.
4.63%, 02/15/21 (Call 08/31/18)	$25	$24,701
5.00%, 07/15/22 (Call 08/31/18)	90	88,906
5.88%, 12/15/21 (Call 08/31/18)	25	25,391
6.38%, 12/15/23 (Call 12/15/18)	75	76,834
NetApp Inc.
2.00%, 09/27/19	56	55,298
3.30%, 09/29/24 (Call 07/29/24)	175	167,046
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	74,839
4.75%, 06/01/23	268	269,581
4.75%, 01/01/25	150	145,536
4.88%, 06/01/27 (Call 03/01/27)	155	146,196
5.75%, 12/01/34 (Call 06/01/34)	35	31,971
Sungard Availability Services Capital Inc.,
8.75%, 04/01/22 (Call 04/01/19)(b)(c)	50	25,017
West Corp.,
8.50%, 10/15/25 (Call 10/15/20)(b)	100	87,018
Western Digital Corp.,
4.75%, 02/15/26 (Call 11/15/25)	155	152,356

		14,033,310
COSMETICS & PERSONAL CARE — 0.1%
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(b)	75	74,415
Avon Products Inc.
6.60%, 03/15/20	25	24,592
7.00%, 03/15/23	75	61,853
Colgate-Palmolive Co.
2.25%, 11/15/22	255	246,343
4.00%, 08/15/45	70	68,674
Coty Inc.,
6.50%, 04/15/26 (Call 04/15/21)(b)	85	79,648
Edgewell Personal Care Co.
4.70%, 05/19/21	40	40,148
4.70%, 05/24/22	50	49,279
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	56	55,046
3.15%, 03/15/27 (Call 12/15/26)	50	48,173
4.38%, 06/15/45 (Call 12/15/44)	60	63,380
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/31/18)(b)	50	48,970
5.00%, 07/01/25 (Call 07/01/20)(b)	95	87,773
High Ridge Brands Co.,
8.88%, 03/15/25 (Call 03/15/20)(b)	6	2,770
Procter & Gamble Co. (The)
1.75%, 10/25/19	130	128,470
1.90%, 11/01/19	25	24,744
1.90%, 10/23/20	262	256,692
2.15%, 08/11/22	55	53,027
2.30%, 02/06/22	180	175,050
2.45%, 11/03/26	125	115,782
3.10%, 08/15/23	60	59,831
3.50%, 10/25/47	100	92,100
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/31/18)(c)	50	38,540
6.25%, 08/01/24 (Call 08/01/19)	50	26,715
Unilever Capital Corp.
1.38%, 07/28/21	100	94,896
1.80%, 05/05/20	120	117,586
2.00%, 07/28/26	100	89,212
5.90%, 11/15/32	112	138,083

		2,361,792

168

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
DISTRIBUTION & WHOLESALE — 0.0%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)(b)	$25	$25,770
5.88%, 05/15/26 (Call 05/15/21)(b)	75	74,668
American Tire Distributors Inc.,
10.25%, 03/01/22 (Call 08/31/18)(b)(c)	105	43,199
Global Partners LP/GLP Finance Corp.,
7.00%, 06/15/23 (Call 08/31/18)	25	24,783
H&E Equipment Services Inc.,
5.63%, 09/01/25 (Call 09/01/20)	50	49,534
HD Supply Inc.,
5.75%, 04/15/24 (Call 04/15/19)(b)(j)	100	104,946
KAR Auction Services Inc.,
5.13%, 06/01/25 (Call 06/01/20)(b)	100	97,102
LKQ Corp.,
4.75%, 05/15/23 (Call 05/15/19)	50	50,104
Performance Food Group Inc.,
5.50%, 06/01/24 (Call 06/01/19)(b)	50	49,699
Univar USA Inc.,
6.75%, 07/15/23 (Call 08/13/18)(b)	25	25,836
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	22,835
4.20%, 05/15/47 (Call 11/15/46)	125	123,074
4.60%, 06/15/45 (Call 12/15/44)	125	130,745

		822,295
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	300	299,514
4.25%, 07/01/20(c)	200	202,132
4.50%, 05/15/21	150	152,533
4.63%, 10/30/20	300	305,871
4.63%, 07/01/22	150	152,641
5.00%, 10/01/21	150	154,300
Air Lease Corp.
2.13%, 01/15/20	226	221,975
2.50%, 03/01/21	50	48,679
2.63%, 07/01/22 (Call 06/01/22)	115	110,145
3.00%, 09/15/23 (Call 07/15/23)	560	531,591
3.25%, 03/01/25 (Call 01/01/25)	50	46,764
3.38%, 06/01/21 (Call 05/01/21)	30	29,724
3.63%, 12/01/27 (Call 09/01/27)	65	59,977
3.88%, 04/01/21 (Call 03/01/21)	100	100,572
4.25%, 09/15/24 (Call 06/15/24)	55	54,913
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	48,509
5.00%, 04/01/23	125	127,252
5.13%, 03/15/21	40	41,020
5.50%, 02/15/22	25	25,951
6.25%, 12/01/19	50	51,609
7.63%, 04/15/20	10	10,612
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 08/01/18)(b)	50	50,135
5.88%, 11/01/21 (Call 11/01/18)(b)	100	101,904
Ally Financial Inc.
3.75%, 11/18/19	50	50,064
4.13%, 03/30/20	50	50,300
4.13%, 02/13/22	75	74,272
4.25%, 04/15/21	67	67,259
4.63%, 05/19/22	50	50,272
4.63%, 03/30/25	50	49,638
4.75%, 09/10/18	50	50,081
5.13%, 09/30/24	150	153,214
5.75%, 11/20/25 (Call 10/21/25)(c)	150	155,644
8.00%, 03/15/20	50	53,288

Security	Par (000)	Value
8.00%, 11/01/31	$213	$257,441
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5	4,894
2.50%, 08/01/22 (Call 07/01/22)	32	30,773
2.65%, 12/02/22	25	24,055
3.38%, 05/17/21 (Call 04/17/21)	100	100,129
3.40%, 02/27/23 (Call 01/27/23)	25	24,763
3.63%, 12/05/24 (Call 11/04/24)	125	122,596
4.05%, 12/03/42	191	188,513
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	195	192,116
2.20%, 03/03/20 (Call 02/01/20)	50	49,355
2.25%, 08/15/19	304	302,507
2.25%, 05/05/21 (Call 04/04/21)	515	501,600
2.38%, 05/26/20 (Call 04/25/20)	540	532,597
2.70%, 03/03/22 (Call 01/31/22)	35	34,174
3.30%, 05/03/27 (Call 04/03/27)	180	174,618
Series F,
2.60%, 09/14/20 (Call 08/14/20)	50	49,430
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	105	97,761
3.70%, 10/15/24	165	164,665
4.00%, 10/15/23	275	279,843
ASP AMC Merger Sub Inc.,
8.00%, 05/15/25 (Call 05/15/20)(b)	75	61,817
Avation Capital SA,
6.50%, 05/15/21 (Call 05/15/20)(b)	200	202,100
Azure Nova International Finance Ltd.,
2.63%, 11/01/21(d)	200	190,526
Azure Orbit International Finance Ltd.,
3.75%, 03/06/23(d)	200	197,504
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45(b)	40	37,966
5.00%, 06/15/44(b)	50	51,790
BOC Aviation Ltd.,
3.88%, 04/27/26 (Call 01/27/26)(d)	400	382,256
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	236,555
4.25%, 06/02/26 (Call 03/02/26)	25	24,559
4.70%, 09/20/47 (Call 03/20/47)	25	23,680
Cboe Global Markets Inc.,
3.65%, 01/12/27 (Call 10/12/26)	115	110,982
CCBL Cayman 1 Corp. Ltd.,
2.75%, 05/31/21(d)	200	192,972
CDP Financial Inc.,
3.15%, 07/24/24(b)	250	246,162
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	115	111,522
3.00%, 03/10/25 (Call 12/10/24)	25	24,051
3.20%, 03/02/27 (Call 12/02/26)	90	86,330
3.20%, 01/25/28 (Call 10/25/27)	90	85,951
3.25%, 05/21/21 (Call 04/21/21)	250	250,385
3.45%, 02/13/26 (Call 11/13/25)	40	39,400
China Cinda Finance 2014 Ltd.,
5.63%, 05/14/24(d)	200	211,160
China Cinda Finance 2015 I Ltd.,
4.25%, 04/23/25(d)	400	390,868
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	587,892
4.40%, 03/09/27(d)	200	192,580
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(d)	200	190,780
3.13%, 08/31/22(d)	250	239,252
Citadel LP,
5.38%, 01/17/23 (Call 12/17/22)(b)	35	34,942
CITIC Securities Finance MTN Co. Ltd.,
3.25%, 04/20/22(d)	200	193,852
CME Group Inc.
3.00%, 09/15/22	175	172,669
3.00%, 03/15/25 (Call 12/15/24)	110	106,609

169

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.15%, 06/15/48 (Call 12/15/47)	$30	$30,713
5.30%, 09/15/43 (Call 03/15/43)	200	236,182
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.,
8.50%, 12/15/22 (Call 06/15/20)(b)	50	50,375
CPPIB Capital Inc.,
2.25%, 01/25/22(b)	500	486,075
Credit Suisse USA Inc.,
7.13%, 07/15/32	100	127,747
Daiwa Securities Group Inc.,
3.13%, 04/19/22(b)	75	73,354
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	48,088
3.85%, 11/21/22	5	4,966
3.95%, 11/06/24 (Call 08/06/24)	298	290,648
4.10%, 02/09/27 (Call 11/09/26)	174	168,305
5.20%, 04/27/22	25	25,991
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	65	62,952
3.80%, 08/24/27 (Call 05/24/27)	25	23,963
4.50%, 06/20/28 (Call 03/20/28)	250	250,952
Eaton Vance Corp.,
3.50%, 04/06/27 (Call 01/06/27)	125	120,646
Enova International Inc.,
8.50%, 09/01/24 (Call 09/01/20)(b)	50	51,884
FBM Finance Inc.,
8.25%, 08/15/21 (Call 08/16/18)(b)	50	52,057
Franklin Resources Inc.,
2.85%, 03/30/25	100	94,924
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	581	568,909
3.37%, 11/15/25	764	736,099
4.42%, 11/15/35	900	876,654
Genpact Luxembourg Sarl,
3.70%, 04/01/22 (Call 03/01/22)	150	146,040
goeasy Ltd.,
7.88%, 11/01/22 (Call 11/01/19)(b)	85	89,291
High Street Funding Trust I,
4.11%, 02/15/28 (Call 11/15/27)(b)	150	147,307
HSBC Finance Corp.,
6.68%, 01/15/21	5	5,359
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	230	216,692
4.75%, 04/27/27(d)	400	391,560
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/31/18)	50	50,414
6.00%, 08/01/20 (Call 08/31/18)	162	164,330
6.25%, 02/01/22 (Call 02/01/19)	125	127,534
6.38%, 12/15/25 (Call 12/15/20)	125	125,831
6.75%, 02/01/24 (Call 02/01/20)	75	76,432
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21(d)	200	193,092
3.38%, 04/05/22(d)	200	194,316
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	90	86,400
2.75%, 12/01/20 (Call 11/01/20)	45	44,607
3.10%, 09/15/27 (Call 06/15/27)	175	165,324
3.75%, 12/01/25 (Call 09/01/25)	280	279,888
4.00%, 10/15/23	195	198,960
International Lease Finance Corp.
4.63%, 04/15/21	50	51,017
5.88%, 08/15/22	390	414,414
8.25%, 12/15/20	125	137,384
8.63%, 01/15/22	50	57,149
Invesco Finance PLC
3.13%, 11/30/22	25	24,584
4.00%, 01/30/24	175	176,071
5.38%, 11/30/43	35	39,281
Janus Capital Group Inc.,
4.88%, 08/01/25 (Call 05/01/25)	100	102,326

Security	Par (000)	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 08/31/18)(b)	$200	$201,142
7.38%, 04/01/20 (Call 08/31/18)(b)	200	203,918
Jefferies Financial Group Inc.,
5.50%, 10/18/23 (Call 01/18/23)	155	160,358
Jefferies Group LLC
5.13%, 01/20/23	150	156,075
6.25%, 01/15/36	135	139,258
6.88%, 04/15/21	50	53,797
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	140	126,400
4.85%, 01/15/27	250	245,472
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	65	64,947
5.25%, 10/01/25 (Call 10/01/20)(b)	70	65,551
5.88%, 08/01/21 (Call 08/01/18)(b)	18	18,304
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	50	46,778
3.75%, 02/13/25	100	96,876
Legg Mason Inc.,
5.63%, 01/15/44	115	118,494
Lincoln Finance Ltd.,
7.38%, 04/15/21 (Call 08/13/18)(b)	200	206,656
Lions Gate Capital Holdings LLC,
5.88%, 11/01/24 (Call 11/01/19)(b)	39	39,885
LPL Holdings Inc.,
5.75%, 09/15/25 (Call 03/15/20)(b)	125	121,386
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	100	95,782
3.38%, 04/01/24	25	25,025
3.50%, 02/26/28 (Call 11/26/27)	180	178,807
3.80%, 11/21/46 (Call 05/21/46)	36	35,455
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	225	219,008
4.25%, 06/01/24 (Call 03/01/24)	85	85,840
5.55%, 01/15/20	100	103,402
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	175	167,804
2.40%, 04/25/22 (Call 03/25/22)	200	193,198
2.85%, 01/27/25 (Call 10/27/24)	30	28,582
3.05%, 02/15/22 (Call 11/15/21)	25	24,779
3.05%, 04/25/27 (Call 01/25/27)	100	94,713
3.25%, 11/01/25 (Call 08/01/25)	125	121,442
3.40%, 02/07/28 (Call 11/07/27)	100	97,138
4.02%, 11/01/32 (Call 05/01/32)	75	75,136
5.25%, 04/20/46 (Call 04/20/26)(a)(f)	50	51,454
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/18)	75	75,184
9.63%, 05/01/19 (Call 08/15/18)	25	25,031
Navient Corp.
4.88%, 06/17/19	50	50,431
5.00%, 10/26/20	50	50,007
5.50%, 01/25/23	75	73,465
5.63%, 08/01/33	50	42,756
5.88%, 03/25/21	75	76,164
5.88%, 10/25/24	25	24,222
6.13%, 03/25/24	100	98,943
6.50%, 06/15/22	50	51,012
6.63%, 07/26/21	75	77,432
6.75%, 06/25/25	125	124,219
6.75%, 06/15/26	50	49,232
7.25%, 01/25/22	75	78,408

170

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
7.25%, 09/25/23	$50	$52,504
8.00%, 03/25/20	200	211,060
NFP Corp.,
6.88%, 07/15/25 (Call 07/15/20)(b)	95	92,410
Nomura Holdings Inc.,
6.70%, 03/04/20	62	65,071
Ocwen Loan Servicing LLC,
8.38%, 11/15/22 (Call 11/15/18)(b)	25	25,577
ORIX Corp.
2.90%, 07/18/22	25	24,158
3.25%, 12/04/24	320	305,309
3.70%, 07/18/27	75	72,184
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 12/15/22 (Call 12/15/19)(b)	25	25,446
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(d)	200	238,532
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(b)	100	93,108
5.75%, 05/01/25 (Call 05/01/20)(b)	100	99,605
Raymond James Financial Inc.
3.63%, 09/15/26	150	143,800
4.95%, 07/15/46	175	178,603
Springleaf Finance Corp.
5.25%, 12/15/19	125	127,059
5.63%, 03/15/23	85	85,197
6.13%, 05/15/22	100	102,685
6.88%, 03/15/25	115	116,684
7.13%, 03/15/26	20	20,322
7.75%, 10/01/21	100	107,994
8.25%, 12/15/20	161	174,545
Stearns Holdings LLC,
9.38%, 08/15/20 (Call 08/15/18)(b)	25	25,244
Stifel Financial Corp.,
4.25%, 07/18/24	140	140,074
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	410	409,565
3.75%, 08/15/21 (Call 06/15/21)	25	24,723
3.95%, 12/01/27 (Call 09/01/27)	25	22,669
4.25%, 08/15/24 (Call 05/15/24)	194	187,239
4.50%, 07/23/25 (Call 04/23/25)	325	315,422
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	60	58,904
3.30%, 04/01/27 (Call 01/01/27)	85	81,453
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 06/01/25 (Call 06/01/20)(b)	50	48,402
TMX Finance LLC/TitleMax Finance Corp.,
11.13%, 04/01/23 (Call 04/01/20)(b)(c)	45	46,222
Travelport Corporate Finance PLC,
6.00%, 03/15/26 (Call 03/15/21)(b)	90	91,546
VFH Parent LLC/Orchestra Co-Issuer Inc.,
6.75%, 06/15/22 (Call 06/15/19)(b)	50	51,438
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	195	191,687
2.75%, 09/15/27 (Call 06/15/27)	50	46,797
2.80%, 12/14/22 (Call 10/14/22)	250	245,507
3.15%, 12/14/25 (Call 09/14/25)	650	633,665
4.15%, 12/14/35 (Call 06/14/35)	305	319,853
4.30%, 12/14/45 (Call 06/14/45)	405	426,935

		30,066,950
ELECTRIC — 2.1%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	200	198,606
6.25%, 09/16/19(b)	100	103,498
6.50%, 10/27/36(b)	100	119,814

Security	Par (000)	Value
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	$55	$52,605
3.80%, 10/01/47 (Call 04/01/47)	150	139,524
AEP Transmission Co. LLC,
3.10%, 12/01/26 (Call 09/01/26)	100	95,704
AES Corp./VA
4.00%, 03/15/21	25	25,031
4.50%, 03/15/23 (Call 03/15/20)	25	24,921
4.88%, 05/15/23 (Call 08/31/18)	140	140,657
5.13%, 09/01/27 (Call 09/01/22)	70	70,706
5.50%, 04/15/25 (Call 04/15/20)	49	49,853
6.00%, 05/15/26 (Call 05/15/21)	25	26,208
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	75	70,429
4.15%, 08/15/44 (Call 02/15/44)	35	34,693
4.30%, 01/02/46 (Call 07/02/45)	50	50,951
4.30%, 07/15/48 (Call 01/15/48)	50	51,391
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	65	64,964
4.25%, 06/15/28 (Call 03/15/28)(b)	100	99,837
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	131	129,103
3.65%, 02/15/26 (Call 11/15/25)	135	131,225
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	48,920
3.70%, 12/01/47 (Call 06/01/47)	100	93,905
American Electric Power Co. Inc.
2.15%, 11/13/20	15	14,620
3.20%, 11/13/27 (Call 08/13/27)	100	93,578
Series F,
2.95%, 12/15/22 (Call 09/15/22)	150	146,031
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	101,586
7.00%, 04/01/38	25	33,086
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	100	93,567
4.35%, 11/15/45 (Call 05/15/45)	100	101,741
4.50%, 04/01/42 (Call 10/01/41)	25	25,961
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	249,045
4.35%, 08/01/28 (Call 05/01/28)(b)	250	249,310
Avangrid Inc.,
3.15%, 12/01/24 (Call 10/01/24)	100	95,720
Baltimore Gas & Electric Co.,
3.50%, 08/15/46 (Call 02/15/46)	125	112,267
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	65	63,489
2.80%, 01/15/23 (Call 12/15/22)	215	209,130
3.25%, 04/15/28 (Call 01/15/28)	230	219,282
3.75%, 11/15/23 (Call 08/15/23)	80	80,737
3.80%, 07/15/48 (Call 01/15/48)	275	252,293
4.50%, 02/01/45 (Call 08/01/44)	235	239,094
5.15%, 11/15/43 (Call 05/15/43)	200	221,860
6.13%, 04/01/36	175	215,386
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(b)	110	104,064
5.38%, 01/15/23 (Call 10/15/18)(c)	150	143,118
5.50%, 02/01/24 (Call 02/01/19)	25	23,130
5.75%, 01/15/25 (Call 10/15/19)(c)	175	160,967
5.88%, 01/15/24 (Call 11/01/18)(b)	125	125,625

171

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	$140	$137,304
4.50%, 04/01/44 (Call 10/01/43)	150	159,466
CenterPoint Energy Inc.,
2.50%, 09/01/22 (Call 08/01/22)	25	24,005
Centrais Eletricas Brasileiras SA,
5.75%, 10/27/21(d)	200	201,754
China Clean Energy Development Ltd.,
4.00%, 11/05/25(d)	200	193,246
China Southern Power Grid International Finance BVI Co. Ltd.,
3.50%, 05/08/27(d)	400	380,628
Cleco Corporate Holdings LLC,
3.74%, 05/01/26 (Call 02/01/26)	235	220,806
Cleveland Electric Illuminating Co. (The),
3.50%, 04/01/28 (Call 01/01/28)(b)	100	95,001
CLP Power Hong Kong Financing Ltd.,
3.38%, 10/26/27(d)	200	190,170
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	146,388
4.88%, 03/01/44 (Call 09/01/43)	25	26,638
Comision Federal de Electricidad
4.88%, 01/15/24(d)	200	205,032
6.13%, 06/16/45(d)	200	210,684
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	152,303
2.95%, 08/15/27 (Call 05/15/27)	175	164,628
3.70%, 03/01/45 (Call 09/01/44)	25	23,354
3.75%, 08/15/47 (Call 02/15/47)	60	56,532
4.00%, 03/01/48 (Call 09/01/47)	100	99,004
4.60%, 08/15/43 (Call 02/15/43)	25	26,557
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	48,113
4.30%, 04/15/44 (Call 10/15/43)	35	36,253
6.35%, 06/01/36	15	19,068
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	40	40,440
3.85%, 06/15/46 (Call 12/15/45)	85	79,918
3.95%, 03/01/43 (Call 09/01/42)	310	297,178
4.45%, 03/15/44 (Call 09/15/43)	182	187,047
4.50%, 12/01/45 (Call 06/01/45)	25	25,821
4.50%, 05/15/58 (Call 11/15/57)	75	76,359
5.70%, 06/15/40	25	29,805
Series 2017,
3.88%, 06/15/47 (Call 12/15/46)	75	70,885
Consolidated Edison Inc.,
2.00%, 05/15/21 (Call 04/15/21)	20	19,314
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	75	74,335
4.05%, 05/15/48 (Call 11/15/47)	75	75,390
5.65%, 04/15/20	116	120,788
Delmarva Power & Light Co.,
3.50%, 11/15/23 (Call 08/15/23)	25	24,933
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	225	223,150
3.63%, 12/01/24 (Call 09/01/24)	175	171,573
3.90%, 10/01/25 (Call 07/01/25)	100	99,057
4.25%, 06/01/28 (Call 03/01/28)	150	150,732
5.20%, 08/15/19	50	51,112
7.00%, 06/15/38	30	37,998
Series B,
2.75%, 01/15/22 (Call 12/15/21)	100	97,395
2.75%, 09/15/22 (Call 06/15/22)	100	96,469
5.95%, 06/15/35	55	62,513
Series C,
4.90%, 08/01/41 (Call 02/01/41)	75	77,674
Series D,
2.85%, 08/15/26 (Call 05/15/26)	200	182,784
Series E,
6.30%, 03/15/33	50	58,784
Series F,
5.25%, 08/01/33	25	26,536

Security	Par (000)	Value
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	$13	$13,416
7.25%, 10/15/21 (Call 07/15/21)	78	84,515
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	46,848
3.70%, 06/01/46 (Call 12/01/45)	25	23,403
3.75%, 08/15/47 (Call 02/15/47)	25	23,657
3.80%, 03/15/27 (Call 12/15/26)	50	49,356
4.30%, 07/01/44 (Call 01/01/44)	50	51,383
5.70%, 10/01/37	40	47,244
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	295	268,866
Series B,
3.30%, 06/15/22 (Call 04/15/22)	20	19,747
Dubai Electricity & Water Authority,
7.38%, 10/21/20(b)	200	216,496
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,099
2.95%, 12/01/26 (Call 09/01/26)	25	23,812
3.05%, 03/15/23 (Call 02/15/23)	190	187,612
3.70%, 12/01/47 (Call 06/01/47)	25	23,295
3.88%, 03/15/46 (Call 09/15/45)	65	62,477
3.90%, 06/15/21 (Call 03/15/21)	150	152,868
3.95%, 03/15/48 (Call 09/15/47)	100	97,879
4.00%, 09/30/42 (Call 03/30/42)	375	368,366
5.30%, 02/15/40	25	28,920
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	625	597,544
2.65%, 09/01/26 (Call 06/01/26)	275	249,232
3.05%, 08/15/22 (Call 05/15/22)	25	24,565
3.15%, 08/15/27 (Call 05/15/27)	25	23,378
3.75%, 04/15/24 (Call 01/15/24)	350	349,622
3.75%, 09/01/46 (Call 03/01/46)	460	414,212
3.95%, 08/15/47 (Call 02/15/47)	25	23,239
4.80%, 12/15/45 (Call 06/15/45)	100	104,732
Duke Energy Florida LLC
2.10%, 12/15/19	2	2,238
3.20%, 01/15/27 (Call 10/15/26)	150	145,053
3.80%, 07/15/28 (Call 04/15/28)	345	348,367
6.35%, 09/15/37	85	108,905
6.40%, 06/15/38	209	270,670
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	13,677
4.10%, 03/15/43 (Call 09/15/42)	25	24,762
4.20%, 08/15/45 (Call 02/15/45)	50	50,204
E.ON International Finance BV,
6.65%, 04/30/38(b)	65	79,565
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	118,459
4.13%, 03/15/28 (Call 12/15/27)	150	149,014
EDP Finance BV
3.63%, 07/15/24(b)	200	192,548
4.90%, 10/01/19(b)	100	101,687
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)(b)	475	466,678
3.63%, 10/13/25 (Call 07/13/25)(b)	75	73,294
4.60%, 01/27/20(b)	100	101,966
4.75%, 10/13/35 (Call 04/13/35)(b)	700	716,009
4.88%, 01/22/44(b)	130	131,659
4.95%, 10/13/45 (Call 04/13/45)(b)	50	51,399
5.25%, (Call 01/29/23)(a)(b)(f)(g)	100	99,274
5.25%, 10/13/55 (Call 04/13/55)(b)	200	205,400

172

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
6.00%, 01/22/14(b)	$41	$42,367
6.95%, 01/26/39(b)	25	31,455
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	80	78,024
3.55%, 06/15/26 (Call 03/15/26)	355	335,880
4.75%, 06/15/46 (Call 12/15/45)	250	250,305
Empresa Electrica Guacolda SA,
4.56%, 04/30/25 (Call 01/30/25)(d)	200	186,012
Enel Americas SA,
4.00%, 10/25/26 (Call 07/25/26)	75	72,139
Enel Finance International NV
3.63%, 05/25/27(b)	200	185,594
6.00%, 10/07/39(b)	150	166,939
Engie SA,
2.88%, 10/10/22(b)	75	73,122
Entergy Arkansas Inc.,
3.50%, 04/01/26 (Call 01/01/26)	150	147,957
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	280	257,286
4.00%, 07/15/22 (Call 05/15/22)	75	75,764
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	175	158,095
3.05%, 06/01/31 (Call 03/01/31)	50	45,481
Entergy Mississippi Inc.,
2.85%, 06/01/28 (Call 03/01/28)	25	22,934
Eskom Holdings SOC Ltd.,
6.75%, 08/06/23(d)	600	589,962
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	15	14,696
3.35%, 03/15/26 (Call 12/15/25)	315	301,285
Series K,
2.75%, 03/15/22 (Call 02/15/22)	50	48,702
Series L,
2.90%, 10/01/24 (Call 08/01/24)	105	99,811
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	72,907
2.85%, 06/15/20 (Call 05/15/20)	25	24,774
3.40%, 04/15/26 (Call 01/15/26)	160	153,134
3.50%, 06/01/22 (Call 05/01/22)	145	143,492
3.95%, 06/15/25 (Call 03/15/25)	842	837,731
4.45%, 04/15/46 (Call 10/15/45)	90	88,753
5.10%, 06/15/45 (Call 12/15/44)	30	31,912
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	625	622,175
4.25%, 06/15/22 (Call 03/15/22)	10	10,205
5.20%, 10/01/19	50	51,104
5.60%, 06/15/42 (Call 12/15/41)	90	91,284
6.25%, 10/01/39	110	117,113
FirstEnergy Corp.
Series A,
2.85%, 07/15/22 (Call 05/15/22)	100	96,708
Series B,
3.90%, 07/15/27 (Call 04/15/27)	150	146,341
Series B,
4.25%, 03/15/23 (Call 12/15/22)	400	406,128
Series C,
4.85%, 07/15/47 (Call 01/15/47)	265	273,660
Series C,
7.38%, 11/15/31	213	275,816
FirstEnergy Transmission LLC,
4.35%, 01/15/25 (Call 10/15/24)(b)	25	25,220
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	25	23,645
3.95%, 03/01/48 (Call 09/01/47)	25	24,797
4.05%, 06/01/42 (Call 12/01/41)	55	55,179
4.05%, 10/01/44 (Call 04/01/44)	55	55,058
4.13%, 02/01/42 (Call 08/01/41)	25	25,289
4.13%, 06/01/48 (Call 12/01/47)	165	167,201
5.69%, 03/01/40	65	79,066
5.95%, 02/01/38	150	185,562

Security	Par (000)	Value
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	$89	$84,758
3.06%, 10/04/26 (Call 07/04/26)	275	252,288
Georgia Power Co.,
4.30%, 03/15/42	211	211,734
Hongkong Electric Finance Ltd.,
2.88%, 05/03/26(d)	200	183,468
Hydro-Quebec,
Series HK,
9.38%, 04/15/30	75	113,641
Indiana Michigan Power Co.
Series K,
4.55%, 03/15/46 (Call 09/15/45)	25	26,004
Series L,
3.75%, 07/01/47 (Call 01/01/47)	25	23,160
Interstate Power & Light Co.,
3.70%, 09/15/46 (Call 03/15/46)	75	69,002
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	24,835
3.70%, 09/01/24 (Call 07/01/24)	105	101,269
Israel Electric Corp. Ltd.,
Series 6,
5.00%, 11/12/24(d)	200	207,158
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	70	67,318
3.25%, 06/30/26 (Call 03/30/26)	50	46,950
3.35%, 11/15/27 (Call 08/15/27)	250	234,705
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	98,301
4.20%, 06/15/47 (Call 12/15/46)	25	24,500
4.20%, 03/15/48 (Call 09/15/47)	45	44,010
5.30%, 10/01/41 (Call 04/01/41)	25	28,100
Kentucky Utilities Co.,
5.13%, 11/01/40 (Call 05/01/40)	50	56,978
Korea East-West Power Company Ltd.,
2.63%, 06/19/22(d)	600	574,350
Korea Hydro & Nuclear Power Co. Ltd.,
3.00%, 09/19/22(b)	200	193,824
LG&E & KU Energy LLC,
3.75%, 11/15/20 (Call 08/15/20)	5	5,035
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	25,406
Series 25,
3.30%, 10/01/25 (Call 07/01/25)	25	24,411
Mexico Generadora de Energia S de rl,
5.50%, 12/06/32(d)	352	348,970
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	25	25,007
3.65%, 08/01/48 (Call 02/01/48)	115	106,258
4.25%, 05/01/46 (Call 11/01/45)	175	178,160
4.40%, 10/15/44 (Call 04/15/44)	100	103,529
5.75%, 11/01/35	25	29,889
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28(b)(c)	25	25,019
Monongahela Power Co.,
5.40%, 12/15/43 (Call 06/15/43)(b)	25	29,538
Narragansett Electric Co. (The),
3.92%, 08/01/28 (Call 05/01/28)(b)	50	50,242
Nevada Power Co.,
Series BB,
2.75%, 04/15/20	50	49,742
New England Power Co.,
3.80%, 12/05/47 (Call 06/05/47)(b)	250	234,590
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	15	14,463
3.55%, 05/01/27 (Call 02/01/27)	425	410,397
3.63%, 06/15/23 (Call 03/15/23)	75	74,457
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(b)	50	48,309
4.50%, 09/15/27 (Call 06/15/27)(b)	75	70,597
Niagara Mohawk Power Corp.,
4.28%, 10/01/34 (Call 04/01/34)(b)	100	102,013

173

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$25	$23,823
3.40%, 08/15/42 (Call 02/15/42)	150	136,252
4.13%, 05/15/44 (Call 11/15/43)	50	50,134
5.35%, 11/01/39	10	11,578
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(b)(c)	50	49,587
6.25%, 07/15/22 (Call 08/31/18)	100	103,243
6.25%, 05/01/24 (Call 05/01/19)	125	128,749
6.63%, 01/15/27 (Call 07/15/21)	100	103,408
7.25%, 05/15/26 (Call 05/15/21)	100	107,023
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	100	93,997
5.38%, 08/15/24 (Call 08/15/19)	50	49,842
NTPC Ltd.,
4.38%, 11/26/24(d)	200	198,014
NV Energy Inc.,
6.25%, 11/15/20	5	5,318
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	100	95,106
5.38%, 11/01/40	25	27,914
Oklahoma Gas & Electric Co.,
4.15%, 04/01/47 (Call 10/01/46)	25	24,392
OmGrid Funding Ltd.,
5.20%, 05/16/27(d)	200	187,462
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	85	81,411
4.55%, 12/01/41 (Call 06/01/41)	25	26,542
5.30%, 06/01/42 (Call 12/01/41)	150	173,128
7.00%, 05/01/32	25	32,244
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	90,615
3.30%, 03/15/27 (Call 12/15/26)	55	50,425
3.40%, 08/15/24 (Call 05/15/24)	10	9,520
3.50%, 10/01/20 (Call 07/01/20)	75	74,802
3.50%, 06/15/25 (Call 03/15/25)	50	47,316
4.00%, 12/01/46 (Call 06/01/46)	80	71,234
4.25%, 03/15/46 (Call 09/15/45)	175	162,101
4.75%, 02/15/44 (Call 08/15/43)	25	24,364
5.13%, 11/15/43 (Call 05/15/43)	25	25,244
5.40%, 01/15/40	50	51,888
5.80%, 03/01/37	54	57,824
6.05%, 03/01/34	775	853,143
6.25%, 03/01/39	75	83,621
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	24,706
6.00%, 01/15/39	50	62,502
Pampa Energia SA,
7.50%, 01/24/27 (Call 01/24/22)(d)	250	234,535
PECO Energy Co.,
5.95%, 10/01/36	25	30,618
Perusahaan Listrik Negara PT
5.25%, 05/15/47(d)	200	193,614
5.50%, 11/22/21(d)	200	208,892
Pinnacle West Capital Corp.,
2.25%, 11/30/20	52	50,641
PNM Resources Inc.,
3.25%, 03/09/21	100	99,170
Potomac Electric Power Co.,
4.15%, 03/15/43 (Call 09/15/42)	200	199,170
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	8	7,447
3.40%, 06/01/23 (Call 03/01/23)	25	24,482
3.95%, 03/15/24 (Call 12/15/23)	100	100,202
5.00%, 03/15/44 (Call 09/15/43)	25	26,218

Security	Par (000)	Value
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	$50	$49,601
3.95%, 06/01/47 (Call 12/01/46)	250	244,277
4.15%, 10/01/45 (Call 04/01/45)	25	25,119
4.15%, 06/15/48 (Call 12/15/47)	100	101,442
PPL WEM Ltd./Western Power Distribution Ltd.,
5.38%, 05/01/21 (Call 02/01/21)(b)	125	129,711
Progress Energy Inc.,
7.75%, 03/01/31	25	33,065
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	10	9,893
3.85%, 06/01/23 (Call 05/01/23)	150	149,541
8.63%, 04/15/31	220	288,827
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	95,454
3.55%, 06/15/46 (Call 12/15/45)	100	90,605
3.70%, 06/15/28 (Call 12/15/27)	100	100,210
3.80%, 06/15/47 (Call 12/15/46)	110	105,206
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	57,947
2.25%, 09/15/26 (Call 06/15/26)	100	89,969
3.00%, 05/15/27 (Call 02/15/27)	15	14,264
3.60%, 12/01/47 (Call 06/01/47)	50	46,373
3.95%, 05/01/42 (Call 11/01/41)	15	14,727
4.15%, 11/01/45 (Call 05/01/45)	50	49,280
Series K,
4.05%, 05/01/45 (Call 11/01/44)	50	48,391
Public Service Enterprise Group Inc.,
2.65%, 11/15/22 (Call 10/15/22)	50	47,998
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	193,950
6.50%, 12/15/20	15	15,974
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	30	30,691
4.43%, 11/15/41 (Call 05/15/41)	25	25,117
5.76%, 10/01/39	81	97,336
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	91,554
3.00%, 08/15/21	100	99,213
Series RRR,
3.75%, 06/01/47 (Call 12/01/46)	51	47,134
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	400	404,876
5.50%, 04/08/44(d)	400	417,688
SCANA Corp.,
4.75%, 05/15/21 (Call 02/15/21)(c)	25	25,275
Sempra Energy
1.63%, 10/07/19	100	98,136
2.40%, 02/01/20	100	98,763
2.88%, 10/01/22 (Call 07/01/22)	25	24,255
2.90%, 02/01/23 (Call 01/01/23)	50	48,384
3.25%, 06/15/27 (Call 03/15/27)	125	117,000
3.40%, 02/01/28 (Call 10/01/27)	50	47,237
3.55%, 06/15/24 (Call 03/15/24)	65	63,867
3.75%, 11/15/25 (Call 08/15/25)	100	97,995
3.80%, 02/01/38 (Call 08/01/37)	25	23,009
4.00%, 02/01/48 (Call 08/01/47)	25	22,790
6.00%, 10/15/39	335	393,337
Sierra Pacific Power Co.,
2.60%, 05/01/26 (Call 02/01/26)	25	23,046
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	40	38,406
4.60%, 06/15/43 (Call 12/15/42)	25	24,729
6.05%, 01/15/38	50	57,022

174

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Southern California Edison Co.
1.85%, 02/01/22	$3	$2,781
3.88%, 06/01/21 (Call 03/01/21)	135	136,835
4.00%, 04/01/47 (Call 10/01/46)	75	71,827
4.05%, 03/15/42 (Call 09/15/41)	50	47,937
4.65%, 10/01/43 (Call 04/01/43)	105	109,763
6.00%, 01/15/34	42	48,834
6.65%, 04/01/29	25	29,626
Series 05-E,
5.35%, 07/15/35	85	93,829
Series 06-E,
5.55%, 01/15/37	100	112,238
Series 13-A,
3.90%, 03/15/43 (Call 09/15/42)	25	23,353
Series B,
3.65%, 03/01/28 (Call 12/01/27)	125	123,139
Series C,
3.60%, 02/01/45 (Call 08/01/44)	50	44,602
Series E,
3.70%, 08/01/25 (Call 06/01/25)	25	24,983
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	198,284
2.35%, 07/01/21 (Call 06/01/21)	315	306,426
2.75%, 06/15/20 (Call 05/15/20)	50	49,545
2.95%, 07/01/23 (Call 05/01/23)	221	214,074
3.25%, 07/01/26 (Call 04/01/26)	771	731,008
4.25%, 07/01/36 (Call 01/01/36)	140	138,166
4.40%, 07/01/46 (Call 01/01/46)	190	189,618
Series B,
5.50%, 03/15/57 (Call 03/15/22)(a)(f)	50	51,720
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	35	34,917
5.15%, 09/15/41	275	279,730
Series 15B,
2.38%, 06/01/20 (Call 05/01/20)	60	59,059
Series D,
1.95%, 12/15/19	200	196,862
Southwestern Electric Power Co.
Series J,
3.90%, 04/01/45 (Call 10/01/44)	25	23,117
Series K,
2.75%, 10/01/26 (Call 07/01/26)	100	91,617
Series L,
3.85%, 02/01/48 (Call 08/01/47)	115	105,581
Southwestern Public Service Co.,
3.70%, 08/15/47 (Call 02/15/47)	255	236,477
State Grid Overseas Investment 2013 Ltd.,
3.13%, 05/22/23(d)	400	388,624
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	400	403,912
4.85%, 05/07/44(d)	200	215,284
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26(d)	200	183,980
3.50%, 05/04/27(d)	1,050	1,002,435
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	42,772
6.50%, 06/01/25 (Call 06/01/20)	75	55,219
9.50%, 07/15/22 (Call 07/15/20)(b)	70	67,375
10.50%, 01/15/26 (Call 01/15/22)(b)	50	43,137
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	48,798
4.35%, 05/15/44 (Call 11/15/43)	35	34,745
6.55%, 05/15/36	90	110,504
TECO Finance Inc.,
5.15%, 03/15/20	278	284,989
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26(d)	200	186,216
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	24,709
6.50%, 03/15/40	111	109,125
Tri-State Generation & Transmission Association Inc.,
4.25%, 06/01/46 (Call 12/01/45)	100	91,864
Union Electric Co.,
3.90%, 09/15/42 (Call 03/15/42)	120	116,639

Security	Par (000)	Value
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	$15	$14,447
4.45%, 02/15/44 (Call 08/15/43)	60	61,403
6.35%, 11/30/37	40	49,853
8.88%, 11/15/38	50	77,211
Series A,
3.15%, 01/15/26 (Call 10/15/25)	50	48,225
3.80%, 04/01/28 (Call 01/01/28)	175	175,301
6.00%, 05/15/37	41	49,337
Series B,
3.80%, 09/15/47 (Call 03/15/47)	50	46,823
4.20%, 05/15/45 (Call 11/15/44)	80	78,922
Series C,
2.75%, 03/15/23 (Call 12/15/22)	45	43,625
4.00%, 11/15/46 (Call 05/15/46)	25	23,985
Vistra Energy Corp.
5.88%, 06/01/23 (Call 08/31/18)	107	110,299
7.38%, 11/01/22 (Call 11/01/18)	125	130,497
7.63%, 11/01/24 (Call 11/01/19)	100	107,444
8.00%, 01/15/25 (Call 01/15/20)(b)	25	27,152
8.13%, 01/30/26 (Call 07/30/20)(b)	125	137,519
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	3	2,955
3.55%, 06/15/25 (Call 03/15/25)	100	98,477
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	18,963
3.25%, 12/01/25 (Call 09/01/25)	50	48,038
4.25%, 12/01/45 (Call 06/01/45)	20	20,294
Wisconsin Electric Power Co.,
4.30%, 12/15/45 (Call 06/15/45)	40	40,366
Wisconsin Power & Light Co.,
3.05%, 10/15/27 (Call 07/15/27)	120	112,895
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	235	229,398
3.30%, 06/01/25 (Call 12/01/24)	125	120,737
3.35%, 12/01/26 (Call 06/01/26)	100	95,626
4.70%, 05/15/20 (Call 11/15/19)	200	203,926

		47,766,354
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Acuity Brands Lighting Inc.,
6.00%, 12/15/19	2	2,067
Artesyn Embedded Technologies Inc.,
9.75%, 10/15/20 (Call 10/15/18)(b)	32	30,704
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	25	24,213
3.15%, 06/01/25 (Call 03/01/25)	100	96,858
Energizer Gamma Acquisition Inc.,
6.38%, 07/15/26 (Call 07/15/21)(b)	10	10,277
Energizer Holdings Inc.,
5.50%, 06/15/25 (Call 06/15/20)(b)	50	49,250
Hubbell Inc.,
3.50%, 02/15/28 (Call 11/15/27)	95	90,004
WESCO Distribution Inc.,
5.38%, 06/15/24 (Call 06/15/19)	50	49,230

		352,603
ELECTRONICS — 0.1%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	146,731
3.88%, 07/15/23 (Call 04/15/23)	10	9,962
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	50	47,101
3.55%, 10/01/27 (Call 07/01/27)	50	46,030
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	24,773
3.20%, 04/01/24 (Call 02/01/24)	200	192,108

175

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	$45	$42,197
4.00%, 04/01/25 (Call 01/01/25)	10	9,725
4.50%, 03/01/23 (Call 12/01/22)	150	151,555
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	34,782
4.88%, 12/01/22	50	51,490
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	142,184
4.38%, 11/15/57 (Call 05/15/57)	25	21,998
4.75%, 03/15/42	65	65,142
5.75%, 08/15/40	10	11,281
Flex Ltd.
4.63%, 02/15/20	3	3,046
4.75%, 06/15/25 (Call 03/15/25)	50	50,757
5.00%, 02/15/23	70	72,066
Fortive Corp.,
3.15%, 06/15/26 (Call 03/15/26)	220	205,883
Honeywell International Inc.
1.40%, 10/30/19	50	49,162
1.85%, 11/01/21 (Call 10/01/21)	210	201,566
2.50%, 11/01/26 (Call 08/01/26)	380	351,641
3.81%, 11/21/47 (Call 05/21/47)	150	146,403
4.25%, 03/01/21	200	205,696
Ingram Micro Inc.,
5.45%, 12/15/24 (Call 09/15/24)	75	73,904
Itron Inc.,
5.00%, 01/15/26 (Call 01/15/21)(b)(c)	150	142,549
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	175	166,280
4.70%, 09/15/22	50	51,143
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	2	1,993
4.60%, 04/06/27 (Call 01/06/27)	150	151,951
PerkinElmer Inc.,
5.00%, 11/15/21 (Call 08/15/21)	55	57,047
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	35	34,494
4.95%, 02/15/27 (Call 11/16/26)	10	9,835
TTM Technologies Inc.,
5.63%, 10/01/25 (Call 10/01/20)(b)	40	39,538
Tyco Electronics Group SA,
3.45%, 08/01/24 (Call 05/01/24)	25	24,489

		3,036,502
ENERGY — ALTERNATE SOURCES — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.,
8.50%, 11/01/21 (Call 11/01/18)	25	25,970
Pattern Energy Group Inc.,
5.88%, 02/01/24 (Call 02/01/20)(b)(c)	65	65,654
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	40	38,689
5.00%, 01/31/28 (Call 07/31/27)(b)	80	75,327
6.63%, 06/15/25 (Call 06/15/20)(b)(j)	25	26,651

		232,291
ENGINEERING & CONSTRUCTION — 0.1%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	96,964
5.88%, 10/15/24 (Call 07/15/24)	75	78,770
Brand Industrial Services Inc.,
8.50%, 07/15/25 (Call 07/15/20)(b)	150	153,142
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.,
3.63%, 07/19/21(d)	250	234,045
Engility Corp.,
8.88%, 09/01/24 (Call 09/01/19)	70	75,075
Fluor Corp.,
3.38%, 09/15/21	5	5,000

Security	Par (000)	Value
MasTec Inc.,
4.88%, 03/15/23 (Call 03/15/19)	$25	$24,441
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(d)	400	366,224
5.50%, 10/31/46 (Call 04/30/46)(d)	200	179,594
5.50%, 07/31/47 (Call 01/31/47)(d)	250	224,915
New Enterprise Stone & Lime Co. Inc.,
6.25%, 03/15/26 (Call 03/15/21)(b)	40	40,566
Pisces Midco Inc.,
8.00%, 04/15/26 (Call 04/15/21)(b)	65	66,952
Tutor Perini Corp.,
6.88%, 05/01/25 (Call 05/01/20)(b)	50	49,633
Weekley Homes LLC/Weekley Finance Corp.,
6.63%, 08/15/25 (Call 08/15/20)(b)	50	47,503
Zachry Holdings Inc.,
7.50%, 02/01/20 (Call 08/31/18)(b)	50	49,782

		1,692,606
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(c)	75	73,969
5.88%, 02/15/22 (Call 08/31/18)(c)	25	25,442
5.88%, 11/15/26 (Call 11/15/21)(c)	35	34,134
6.13%, 05/15/27 (Call 05/15/22)(c)	125	121,562
Caesars Resort Collection LLC/CRC Finco Inc.,
5.25%, 10/15/25 (Call 10/15/20)(b)	185	178,081
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	50,273
5.38%, 04/15/27 (Call 04/15/22)	50	49,008
Churchill Downs Inc.,
4.75%, 01/15/28 (Call 01/15/23)(b)	50	46,971
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/18)	50	49,352
5.13%, 12/15/22 (Call 08/31/18)	100	100,765
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	90	91,025
7.00%, 08/01/23 (Call 08/31/18)	50	52,655
EMI Music Publishing Group North America Holdings Inc.,
7.63%, 06/15/24 (Call 06/15/19)(b)	25	26,917
Enterprise Development Authority (The),
12.00%, 07/15/24 (Call 07/15/21)(b)	100	97,462
Gateway Casinos & Entertainment Ltd.,
8.25%, 03/01/24 (Call 03/01/20)(b)	25	26,564
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	25	25,407
4.88%, 11/01/20 (Call 08/01/20)	61	62,010
5.25%, 06/01/25	35	35,672
5.38%, 11/01/23 (Call 08/01/23)	50	51,842
5.38%, 04/15/26	100	101,572
5.75%, 06/01/28 (Call 03/03/28)	35	35,584
International Game Technology PLC,
6.25%, 02/15/22 (Call 08/15/21)(b)	200	206,952
Jacobs Entertainment Inc.,
7.88%, 02/01/24 (Call 02/01/20)(b)	30	31,388
LHMC Finco Sarl,
7.88%, 12/20/23 (Call 06/20/20)(b)	200	200,866
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(b)	75	73,983
5.63%, 03/15/26 (Call 03/15/21)(b)	25	25,019
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (Call 10/15/19)(b)(c)	50	47,249
National CineMedia LLC,
5.75%, 08/15/26 (Call 08/15/21)	50	46,502
Penn National Gaming Inc.,
5.63%, 01/15/27 (Call 01/15/22)(b)	50	47,201
Pinnacle Entertainment Inc.,
5.63%, 05/01/24 (Call 05/01/19)	75	78,455

176

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	$155	$148,459
6.63%, 05/15/21 (Call 05/15/19)	25	25,328
10.00%, 12/01/22 (Call 12/01/18)	200	213,566
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	85	82,997
5.50%, 04/15/27 (Call 04/15/22)(b)	25	24,487
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(b)	25	25,755
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(b)	25	24,500
5.00%, 08/01/23 (Call 08/01/19)(b)	25	24,750

		2,663,724
ENVIRONMENTAL CONTROL — 0.1%
Advanced Disposal Services Inc.,
5.63%, 11/15/24 (Call 11/15/19)(b)	25	24,749
Clean Harbors Inc.,
5.13%, 06/01/21 (Call 08/31/18)	50	50,212
Core & Main LP,
6.13%, 08/15/25 (Call 08/15/20)(b)	125	120,165
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	115	115,002
5.88%, 07/01/25 (Call 07/01/20)	100	97,750
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	135	125,840
5.63%, 05/01/22 (Call 05/01/19)(b)	40	38,124
Hulk Finance Corp.,
7.00%, 06/01/26 (Call 06/01/21)(b)	50	47,083
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	69,555
3.20%, 03/15/25 (Call 12/15/24)	175	168,973
3.38%, 11/15/27 (Call 08/15/27)	50	47,528
3.95%, 05/15/28 (Call 02/15/28)	90	89,816
4.75%, 05/15/23 (Call 02/15/23)	30	31,388
5.00%, 03/01/20	20	20,551
5.25%, 11/15/21	50	52,940
5.50%, 09/15/19	25	25,676
5.70%, 05/15/41 (Call 11/15/40)	25	29,509
Tervita Escrow Corp.,
7.63%, 12/01/21 (Call 12/01/18)(b)(k)	30	30,981
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	24,535
3.15%, 11/15/27 (Call 08/15/27)	25	23,627
4.10%, 03/01/45 (Call 09/01/44)	155	153,407
4.60%, 03/01/21 (Call 12/01/20)	200	206,024
4.75%, 06/30/20	120	123,738
Waste Pro USA Inc.,
5.50%, 02/15/26 (Call 02/15/21)(b)	55	52,529

		1,769,702
FOOD — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	100	90,163
6.63%, 06/15/24 (Call 06/15/19)	115	110,085
B&G Foods Inc.,
5.25%, 04/01/25 (Call 04/01/20)(c)	150	144,003
C&S Group Enterprises LLC,
5.38%, 07/15/22 (Call 08/31/18)(b)(c)	50	49,421
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	93,122
3.65%, 03/15/23 (Call 02/15/23)	100	97,930
3.95%, 03/15/25 (Call 01/15/25)	50	48,606
4.15%, 03/15/28 (Call 12/15/27)	100	95,943
Cencosud SA,
4.38%, 07/17/27 (Call 04/17/27)(d)	200	186,506

Security	Par (000)	Value
Chobani LLC/Chobani Finance Corp. Inc.,
7.50%, 04/15/25 (Call 04/15/20)(b)	$45	$41,298
Conagra Brands Inc.,
3.20%, 01/25/23 (Call 10/25/22)	325	314,142
Dean Foods Co.,
6.50%, 03/15/23 (Call 08/31/18)(b)(c)	125	122,387
Dole Food Co. Inc.,
7.25%, 06/15/25 (Call 06/15/20)(b)	75	74,039
Fresh Market Inc. (The),
9.75%, 05/01/23 (Call 05/01/19)(b)	50	35,438
General Mills Inc.
2.20%, 10/21/19	200	197,848
2.60%, 10/12/22 (Call 09/12/22)	150	144,181
3.15%, 12/15/21 (Call 09/15/21)	50	49,419
4.00%, 04/17/25 (Call 02/17/25)	50	49,788
4.55%, 04/17/38 (Call 10/17/37)	30	29,428
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	385	346,939
3.20%, 08/21/25 (Call 05/21/25)	10	9,717
4.13%, 12/01/20	150	153,450
Ingles Markets Inc.,
5.75%, 06/15/23 (Call 08/31/18)	75	75,184
Ingredion Inc.,
3.20%, 10/01/26 (Call 07/01/26)	50	46,772
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	125	117,227
5.88%, 07/15/24 (Call 07/15/19)(b)	25	23,955
6.75%, 02/15/28 (Call 02/15/23)(b)	300	284,580
7.25%, 06/01/21 (Call 06/01/19)(b)	200	202,034
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	200	187,100
3.50%, 03/15/25	280	269,464
Kellogg Co.
2.65%, 12/01/23	200	190,124
3.25%, 05/14/21	40	39,948
3.40%, 11/15/27 (Call 08/15/27)	50	46,968
4.00%, 12/15/20	365	372,924
4.30%, 05/15/28 (Call 02/15/28)	50	50,332
4.50%, 04/01/46	75	71,925
Series B,
7.45%, 04/01/31	86	109,389
Koninklijke Ahold Delhaize NV,
5.70%, 10/01/40	51	55,589
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	272,841
3.00%, 06/01/26 (Call 03/01/26)	275	251,911
3.38%, 06/15/21	150	150,196
3.50%, 06/06/22	450	447,381
3.50%, 07/15/22 (Call 05/15/22)	100	99,395
3.95%, 07/15/25 (Call 04/15/25)	250	245,855
4.00%, 06/15/23 (Call 05/15/23)	150	150,438
4.38%, 06/01/46 (Call 12/01/45)	495	439,595
4.63%, 01/30/29 (Call 10/30/28)	150	149,871
4.88%, 02/15/25 (Call 02/15/20)(b)	185	188,583
5.00%, 07/15/35 (Call 01/15/35)	25	24,852
5.00%, 06/04/42	275	266,918
5.20%, 07/15/45 (Call 01/15/45)	235	232,645
5.38%, 02/10/20	50	51,701
7.13%, 08/01/39(b)	125	151,539
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	115	112,732
2.65%, 10/15/26 (Call 07/15/26)	150	134,160
3.30%, 01/15/21 (Call 12/15/20)	18	17,953
3.70%, 08/01/27 (Call 05/01/27)	45	43,308
3.85%, 08/01/23 (Call 05/01/23)	100	100,629
4.45%, 02/01/47 (Call 08/01/46)	115	107,306
4.65%, 01/15/48 (Call 07/15/47)	25	24,087

177

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.15%, 08/01/43 (Call 02/01/43)	$200	$202,908
5.40%, 07/15/40 (Call 01/15/40)	25	25,990
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	50	49,089
4.88%, 11/01/26 (Call 11/01/21)(b)	100	98,702
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	14	13,529
3.15%, 08/15/24 (Call 06/15/24)	100	96,132
3.40%, 08/15/27 (Call 05/15/27)	100	95,214
4.20%, 08/15/47 (Call 02/15/47)	100	94,490
Minerva Luxembourg SA,
6.50%, 09/20/26 (Call 09/20/21)(d)	200	186,148
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (Call 09/28/19)(b)	200	196,582
2.00%, 10/28/21 (Call 09/28/21)(b)	200	190,840
Mondelez International Inc.
3.00%, 05/07/20	50	49,897
3.63%, 05/07/23 (Call 04/07/23)	50	49,727
4.13%, 05/07/28 (Call 02/07/28)	50	49,881
4.63%, 05/07/48 (Call 11/07/47)	65	63,972
New Albertsons LP
7.45%, 08/01/29	150	124,861
8.00%, 05/01/31	50	42,589
Series C,
6.63%, 06/01/28	25	19,250
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	100	95,682
5.88%, 09/30/27 (Call 09/30/22)(b)	135	126,714
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
5.88%, 01/15/24 (Call 01/15/19)	50	52,539
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	160	150,718
5.50%, 03/01/25 (Call 03/01/20)(b)	85	83,613
5.63%, 01/15/28 (Call 12/01/22)(b)	100	95,352
5.75%, 03/01/27 (Call 03/01/22)(b)	150	146,064
Safeway Inc.,
7.25%, 02/01/31	25	24,432
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	30	24,812
7.75%, 01/15/24 (Call 01/15/21)(b)	50	51,732
Smithfield Foods Inc.,
4.25%, 02/01/27 (Call 11/01/26)(b)	270	259,038
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/18)(c)	23	23,442
7.75%, 11/15/22 (Call 11/15/18)	50	51,855
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	50	48,871
2.60%, 10/01/20 (Call 09/01/20)	120	118,568
2.60%, 06/12/22	25	24,180
3.25%, 07/15/27 (Call 04/15/27)	25	23,632
3.30%, 07/15/26 (Call 04/15/26)	150	143,154
3.55%, 03/15/25 (Call 01/15/25)	25	24,466
3.75%, 10/01/25 (Call 07/01/25)	50	49,423
4.45%, 03/15/48 (Call 09/15/47)	65	64,397
4.50%, 04/01/46 (Call 10/01/45)	75	74,326
5.38%, 09/21/35	75	83,203
Tesco PLC,
6.15%, 11/15/37(b)	100	105,725
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/18)	25	25,055
6.00%, 02/15/24 (Call 02/15/19)(b)	100	100,464
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	110	109,538
3.55%, 06/02/27 (Call 03/02/27)	90	85,636

Security	Par (000)	Value
4.50%, 06/15/22 (Call 03/15/22)	$175	$180,833
4.88%, 08/15/34 (Call 02/15/34)	390	394,914
U.S. Foods Inc.,
5.88%, 06/15/24 (Call 06/15/19)(b)	50	49,936

		12,833,379
FOOD SERVICE — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	50	48,765
5.00%, 04/01/25 (Call 04/01/20)(b)	100	100,377
5.00%, 02/01/28 (Call 02/01/23)(b)	100	96,507
5.13%, 01/15/24 (Call 01/15/19)	50	50,422

		296,071
FOREST PRODUCTS & PAPER — 0.1%
Cascades Inc.,
5.75%, 07/15/23 (Call 08/31/18)(b)	26	25,748
Clearwater Paper Corp.,
5.38%, 02/01/25(b)	50	44,970
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	5	4,749
5.50%, 01/17/27	50	51,435
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)(b)	100	99,286
3.73%, 07/15/23 (Call 04/15/23)(b)	200	200,610
8.00%, 01/15/24	25	30,099
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	125	114,745
3.65%, 06/15/24 (Call 03/15/24)	275	272,904
3.80%, 01/15/26 (Call 10/15/25)	25	24,517
4.40%, 08/15/47 (Call 02/15/47)	275	256,704
4.80%, 06/15/44 (Call 12/15/43)	132	130,159
5.15%, 05/15/46 (Call 11/15/45)	5	5,157
7.30%, 11/15/39	175	222,103
Inversiones CMPC SA/Cayman Islands Branch,
4.38%, 05/15/23 (Call 02/15/23)(d)	200	201,050
Mercer International Inc.,
5.50%, 01/15/26 (Call 01/15/21)(b)	50	48,649
PH Glatfelter Co.,
5.38%, 10/15/20 (Call 10/15/18)	26	26,134
Resolute Forest Products Inc.,
5.88%, 05/15/23 (Call 08/31/18)	50	51,300

		1,810,319
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	75	72,820
5.63%, 05/20/24 (Call 03/20/24)	50	49,243
5.75%, 05/20/27 (Call 02/20/27)	50	47,882
5.88%, 08/20/26 (Call 05/20/26)	75	73,435
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	23,594
4.13%, 10/15/44 (Call 04/15/44)	25	24,719
4.15%, 01/15/43 (Call 07/15/42)	75	74,050
5.50%, 06/15/41 (Call 12/15/40)	15	17,423
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)(b)	25	23,550
4.49%, 02/15/42(b)	100	102,965
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	165	163,218
4.00%, 04/01/28 (Call 01/01/28)	125	124,134
4.10%, 09/01/47 (Call 03/01/47)	75	70,028
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,677
4.60%, 12/15/44 (Call 06/15/44)	60	60,008

178

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
KeySpan Corp.
5.80%, 04/01/35	$50	$57,783
8.00%, 11/15/30	10	13,295
KeySpan Gas East Corp.,
2.74%, 08/15/26 (Call 05/15/26)(b)	75	69,141
Korea Gas Corp.,
3.88%, 02/12/24(d)	400	398,136
LBC Tank Terminals Holding Netherlands BV,
6.88%, 05/15/23 (Call 05/15/19)(b)	200	199,846
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	49,307
3.95%, 09/15/27 (Call 06/15/27)	90	85,164
5.20%, 07/15/25 (Call 04/15/25)	50	51,312
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	50	47,553
6.88%, 10/15/21 (Call 08/31/18)	25	25,466
7.50%, 11/01/23 (Call 11/01/19)	50	51,135
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	185	177,511
3.65%, 06/15/23 (Call 05/15/23)(b)	15	14,970
3.95%, 03/30/48 (Call 09/30/47)	53	48,747
4.38%, 05/15/47 (Call 11/15/46)	16	16,019
4.80%, 02/15/44 (Call 08/15/43)	275	287,050
5.25%, 02/15/43 (Call 08/15/42)	15	16,470
5.65%, 02/01/45 (Call 08/01/44)	195	223,591
5.95%, 06/15/41 (Call 12/15/40)	25	29,234
Perusahaan Gas Negara Persero Tbk,
5.13%, 05/16/24(d)	200	202,028
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	10	9,769
3.20%, 06/15/25 (Call 03/15/25)	100	97,286
4.13%, 06/01/48 (Call 12/01/47)	100	99,420
Series TT,
2.60%, 06/15/26 (Call 03/15/26)	205	189,074
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	25	23,474
3.50%, 09/15/21 (Call 06/15/21)	25	24,854
5.88%, 03/15/41 (Call 09/15/40)	50	58,086
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	250	246,915
3.80%, 09/29/46 (Call 03/29/46)	50	46,087
Superior Plus LP/Superior General Partner Inc.,
7.00%, 07/15/26 (Call 07/15/21)(b)	25	25,147
Transportadora de Gas del Peru SA,
4.25%, 04/30/28(d)	200	197,976

		4,033,592
HAND & MACHINE TOOLS — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc.,
9.00%, 02/15/23 (Call 02/15/19)(b)(c)	75	71,585
Kennametal Inc.,
4.63%, 06/15/28 (Call 03/15/28)	100	98,503

		170,088
HEALTH CARE — PRODUCTS — 0.5%
Abbott Laboratories
2.00%, 03/15/20	225	221,321
2.80%, 09/15/20 (Call 08/15/20)	50	49,657
2.90%, 11/30/21 (Call 10/30/21)	255	251,415
3.25%, 04/15/23 (Call 01/15/23)	35	34,648
3.40%, 11/30/23 (Call 09/30/23)	250	247,607
3.75%, 11/30/26 (Call 08/30/26)	168	166,972
3.88%, 09/15/25 (Call 06/15/25)	150	150,684
4.75%, 11/30/36 (Call 05/30/36)	291	312,485
4.90%, 11/30/46 (Call 05/30/46)	400	438,596
5.30%, 05/27/40	110	123,559

Security	Par (000)	Value
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(b)	$135	$135,337
9.00%, 10/01/25 (Call 10/01/20)(b)	200	203,174
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	87,129
3.50%, 08/15/46 (Call 02/15/46)	25	21,654
Becton Dickinson and Co.
2.40%, 06/05/20	23	22,604
2.68%, 12/15/19	295	293,080
2.89%, 06/06/22 (Call 05/06/22)	60	58,225
3.13%, 11/08/21	331	325,979
3.25%, 11/12/20	40	39,819
3.36%, 06/06/24 (Call 04/06/24)	50	48,245
3.70%, 06/06/27 (Call 03/06/27)	405	388,529
3.73%, 12/15/24 (Call 09/15/24)	100	98,091
4.67%, 06/06/47 (Call 12/06/46)	274	272,709
4.69%, 12/15/44 (Call 06/15/44)	75	74,265
Boston Scientific Corp.
3.85%, 05/15/25	203	201,733
4.00%, 03/01/28 (Call 12/01/27)	50	49,405
6.00%, 01/15/20	107	111,144
7.00%, 11/15/35	50	63,792
7.38%, 01/15/40	40	53,506
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	99,275
4.20%, 06/15/20	45	45,846
Danaher Corp.,
4.38%, 09/15/45 (Call 03/15/45)	50	52,310
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 08/31/18)(b)	125	128,604
10.75%, 04/15/20 (Call 08/16/18)	25	24,875
Edwards Lifesciences Corp.,
4.30%, 06/15/28 (Call 03/15/28)	170	171,051
Fresenius U.S. Finance II Inc.,
4.25%, 02/01/21(b)	25	25,336
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(b)	25	24,194
5.75%, 09/01/23 (Call 09/01/18)(b)	25	25,463
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	100	96,688
4.63%, 02/01/28 (Call 02/01/23)(b)	50	47,235
Immucor Inc.,
11.13%, 02/15/22 (Call 08/31/18)(b)	50	50,375
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/18)(b)	25	25,563
12.50%, 11/01/21 (Call 05/01/19)(b)	75	82,208
Life Technologies Corp.,
6.00%, 03/01/20	55	57,150
Mallinckrodt International Finance SA,
4.75%, 04/15/23(c)	50	42,307
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/18)(b)	40	39,485
5.50%, 04/15/25 (Call 04/15/20)(b)(c)	75	60,161
5.63%, 10/15/23 (Call 10/15/18)(b)(c)	75	64,619
5.75%, 08/01/22 (Call 08/31/18)(b)(c)	125	114,442
Medtronic Global Holdings SCA,
3.35%, 04/01/27 (Call 01/01/27)	50	49,040
Medtronic Inc.
2.50%, 03/15/20	200	198,554
3.15%, 03/15/22	235	233,806
3.50%, 03/15/25	150	149,391
3.63%, 03/15/24 (Call 12/15/23)	75	75,482
4.38%, 03/15/35	635	668,026
4.50%, 03/15/42 (Call 09/15/41)	25	26,151
4.63%, 03/15/45	355	385,171

179

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(b)	$75	$74,263
Sotera Health Holdings LLC,
6.50%, 05/15/23 (Call 08/31/18)(b)	100	102,006
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	98,181
3.38%, 05/15/24 (Call 02/15/24)	50	49,322
3.38%, 11/01/25 (Call 08/01/25)	35	33,984
3.65%, 03/07/28 (Call 12/07/27)	25	24,449
4.63%, 03/15/46 (Call 09/15/45)	455	473,023
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	75	71,479
4.88%, 06/01/26 (Call 06/01/21)	50	49,425
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	175	162,479
3.00%, 04/15/23 (Call 02/15/23)	355	344,425
3.15%, 01/15/23 (Call 10/15/22)	100	97,859
3.30%, 02/15/22	20	19,851
3.65%, 12/15/25 (Call 09/15/25)	35	34,498
4.50%, 03/01/21	120	123,408
Universal Hospital Services Inc.,
7.63%, 08/15/20 (Call 08/31/18)	40	40,038
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	297,237
3.15%, 04/01/22 (Call 02/01/22)	94	92,197
3.55%, 04/01/25 (Call 01/01/25)	200	191,854
3.70%, 03/19/23 (Call 02/19/23)	40	39,836
4.25%, 08/15/35 (Call 02/15/35)	12	11,328
5.75%, 11/30/39	65	72,548

		10,111,862
HEALTH CARE — SERVICES — 0.8%
Acadia Healthcare Co. Inc.,
5.63%, 02/15/23 (Call 08/31/18)	103	103,740
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	200	192,314
2.80%, 06/15/23 (Call 04/15/23)	500	479,060
3.50%, 11/15/24 (Call 08/15/24)	275	268,664
3.88%, 08/15/47 (Call 02/15/47)	114	101,823
4.13%, 11/15/42 (Call 05/15/42)	150	138,114
4.50%, 05/15/42 (Call 11/15/41)	150	147,436
4.75%, 03/15/44 (Call 09/15/43)	100	100,453
6.63%, 06/15/36	15	18,521
AHP Health Partners Inc.,
9.75%, 07/15/26 (Call 07/15/21)(b)	75	76,224
Air Medical Group Holdings Inc.,
6.38%, 05/15/23 (Call 08/31/18)(b)	25	22,856
Anthem Inc.
2.25%, 08/15/19	150	148,912
2.50%, 11/21/20	75	73,865
3.30%, 01/15/23	616	607,364
3.50%, 08/15/24 (Call 05/15/24)	75	73,281
3.65%, 12/01/27 (Call 09/01/27)	63	60,106
4.10%, 03/01/28 (Call 12/01/27)	75	73,906
4.35%, 08/15/20	10	10,226
4.38%, 12/01/47 (Call 06/01/47)	59	56,123
4.55%, 03/01/48 (Call 09/01/47)	100	97,988
4.63%, 05/15/42	210	206,344
4.65%, 01/15/43	150	147,688
4.65%, 08/15/44 (Call 02/15/44)	75	73,792
5.10%, 01/15/44	25	26,106

Security	Par (000)	Value
Ascension Health
3.95%, 11/15/46	$200	$195,334
4.85%, 11/15/53	25	27,577
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	50	50,684
4.75%, 01/15/25 (Call 01/15/20)	95	94,984
5.38%, 06/01/26 (Call 06/01/21)(b)	60	61,399
5.63%, 02/15/21 (Call 08/31/18)	80	81,830
6.13%, 02/15/24 (Call 02/15/19)	125	131,587
Charles River Laboratories International Inc.,
5.50%, 04/01/26 (Call 04/01/21)(b)	75	75,934
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)(c)	75	70,987
6.25%, 03/31/23 (Call 03/31/20)	265	246,413
6.88%, 02/01/22 (Call 08/31/18)	275	134,761
8.13%, 06/30/24 (Call 06/30/21)(b)(c)	75	61,664
8.63%, 01/15/24 (Call 01/15/21)(b)	100	103,372
11.00%, 06/30/23 (Call 06/30/20)(b)(c)(j)	200	179,922
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	250	227,465
3.25%, 04/15/25 (Call 01/15/25)	330	313,549
3.88%, 10/15/47 (Call 04/15/47)	342	296,398
4.00%, 02/15/22 (Call 11/15/21)	25	25,376
Dartmouth-Hitchcock Health,
Series B,
4.18%, 08/01/48 (Call 02/01/48)	25	24,519
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	155	146,092
5.13%, 07/15/24 (Call 07/15/19)	150	145,726
5.75%, 08/15/22 (Call 08/31/18)	100	101,869
Duke University Health System Inc.,
Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	70	68,508
Encompass Health Corp.
5.75%, 11/01/24 (Call 08/31/18)	125	126,669
5.75%, 09/15/25 (Call 09/15/20)	75	75,475
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/13/18)(b)	45	45,565
5.63%, 07/15/22 (Call 08/31/18)	200	204,684
6.25%, 12/01/24 (Call 12/01/19)(b)	45	48,095
Fresenius Medical Care U.S. Finance II Inc.,
4.13%, 10/15/20 (Call 07/17/20)(b)	55	55,524
Fresenius Medical Care U.S. Finance Inc.,
5.75%, 02/15/21(b)	100	104,902
Hadrian Merger Sub Inc.,
8.50%, 05/01/26 (Call 05/01/21)(b)	80	76,701
HCA Healthcare Inc.,
6.25%, 02/15/21	100	104,303
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	125	121,486
4.75%, 05/01/23	275	278,974
5.00%, 03/15/24	150	152,466
5.25%, 04/15/25	125	127,950
5.25%, 06/15/26 (Call 12/15/25)	200	203,002
5.38%, 02/01/25	250	253,150
5.50%, 06/15/47 (Call 12/15/46)	200	189,544
5.88%, 03/15/22	56	58,858
5.88%, 05/01/23	125	130,790
5.88%, 02/15/26 (Call 08/15/25)	150	155,122
6.50%, 02/15/20	260	270,746
7.50%, 02/15/22	150	165,127
7.69%, 06/15/25	25	27,606

180

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Humana Inc.
2.50%, 12/15/20	$35	$34,312
2.90%, 12/15/22 (Call 11/15/22)	5	4,843
3.85%, 10/01/24 (Call 07/01/24)	45	44,659
3.95%, 03/15/27 (Call 12/15/26)	20	19,746
4.63%, 12/01/42 (Call 06/01/42)	100	99,818
4.80%, 03/15/47 (Call 09/15/46)	50	51,664
4.95%, 10/01/44 (Call 04/01/44)	275	287,936
Kaiser Foundation Hospitals,
4.15%, 05/01/47 (Call 11/01/46)	360	363,078
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	300	293,223
3.60%, 09/01/27 (Call 06/01/27)	75	71,463
3.75%, 08/23/22 (Call 05/23/22)	25	25,132
4.70%, 02/01/45 (Call 08/01/44)	40	39,571
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	125	130,312
5.50%, 12/01/21 (Call 08/31/18)	50	50,938
5.88%, 12/01/23 (Call 12/01/18)	40	41,764
Magellan Health Inc.,
4.40%, 09/22/24 (Call 07/22/24)	250	243,827
Mayo Clinic,
Series 2013,
4.00%, 11/15/47	25	24,323
MEDNAX Inc.,
5.25%, 12/01/23 (Call 12/01/18)(b)	50	49,627
Memorial Sloan-Kettering Cancer Center,
4.13%, 07/01/52	100	99,313
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(b)	40	39,196
5.38%, 11/15/22 (Call 08/15/22)	75	76,600
Mount Sinai Hospitals Group Inc.,
Series 2017,
3.98%, 07/01/48	23	22,095
MPH Acquisition Holdings LLC,
7.13%, 06/01/24 (Call 06/01/19)(b)	80	82,713
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	75	68,361
4.26%, 11/01/47 (Call 11/01/46)	15	14,163
One Call Corp.,
10.00%, 10/01/24 (Call 07/01/19)(b)	31	26,877
Partners Healthcare System Inc.,
Series 2017,
3.77%, 07/01/48 (Call 01/01/48)	30	27,289
Polaris Intermediate Corp. (9.25% PIK),
8.50%, 12/01/22 (Call 06/01/19)(b)(e)	135	139,610
Providence St Joseph Health Obligated Group,
Series I,
3.74%, 10/01/47	200	185,954
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,752
3.50%, 03/30/25 (Call 12/30/24)	75	72,379
4.75%, 01/30/20	7	7,162
Quorum Health Corp.,
11.63%, 04/15/23 (Call 04/15/19)(c)	25	24,373
RegionalCare Hospital Partners Holdings Inc.,
8.25%, 05/01/23 (Call 05/01/19)(b)	75	79,821
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)(b)	200	198,752
2.63%, 05/15/26 (Call 02/15/26)(b)	400	374,364
Select Medical Corp.,
6.38%, 06/01/21 (Call 08/31/18)	50	50,666
Stanford Health Care,
Series 2018,
3.80%, 11/15/48 (Call 05/15/48)	20	18,970
Surgery Center Holdings Inc.,
6.75%, 07/01/25 (Call 07/01/20)(b)(c)	25	23,609
Sutter Health
Series 2018,
3.70%, 08/15/28 (Call 05/15/28)	29	28,515
Series 2018,
4.09%, 08/15/48 (Call 02/15/48)	36	34,257

Security	Par (000)	Value
Tenet Healthcare Corp.
4.38%, 10/01/21	$100	$99,855
4.50%, 04/01/21	100	100,209
4.63%, 07/15/24 (Call 07/15/20)	205	198,709
5.13%, 05/01/25 (Call 05/01/20)	100	97,012
6.00%, 10/01/20	250	259,965
6.75%, 06/15/23(c)	150	152,260
6.88%, 11/15/31	25	22,825
7.00%, 08/01/25 (Call 08/01/20)(b)(c)	100	100,802
7.50%, 01/01/22 (Call 01/01/19)(b)	100	104,879
8.13%, 04/01/22	300	319,470
UnitedHealth Group Inc.
1.95%, 10/15/20	155	151,429
2.38%, 10/15/22	45	43,359
2.70%, 07/15/20	250	248,682
2.75%, 02/15/23 (Call 11/15/22)	115	111,873
2.88%, 12/15/21	310	306,711
2.88%, 03/15/22 (Call 12/15/21)	125	123,247
2.88%, 03/15/23	75	73,249
2.95%, 10/15/27	40	37,599
3.15%, 06/15/21	100	99,946
3.35%, 07/15/22	165	165,363
3.38%, 04/15/27	50	48,662
3.45%, 01/15/27	130	127,416
3.50%, 06/15/23	50	50,180
3.75%, 07/15/25	625	627,806
3.75%, 10/15/47 (Call 04/15/47)	28	26,307
3.85%, 06/15/28	85	85,540
4.20%, 01/15/47 (Call 07/15/46)	34	34,247
4.25%, 03/15/43 (Call 09/15/42)	169	170,146
4.25%, 04/15/47 (Call 10/15/46)	302	306,086
4.25%, 06/15/48 (Call 12/15/47)	25	25,533
4.38%, 03/15/42 (Call 09/15/41)	50	51,458
4.63%, 07/15/35	309	332,944
4.63%, 11/15/41 (Call 05/15/41)	25	26,649
4.75%, 07/15/45	219	239,257
5.80%, 03/15/36	25	29,911
5.95%, 02/15/41 (Call 08/15/40)	10	12,403
6.88%, 02/15/38	125	168,269
Universal Health Services Inc.,
5.00%, 06/01/26 (Call 06/01/21)(b)	25	24,508
WellCare Health Plans Inc.,
5.25%, 04/01/25 (Call 04/01/20)	115	115,593
West Street Merger Sub Inc.,
6.38%, 09/01/25 (Call 09/01/20)(b)	65	63,576

		18,107,557
HOLDING COMPANIES — DIVERSIFIED — 0.2%
Apollo Investment Corp.,
5.25%, 03/03/25	25	23,962
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	215	209,548
3.88%, 01/15/20 (Call 12/15/19)	25	25,053
4.25%, 03/01/25 (Call 01/01/25)	65	62,491
Beijing State-Owned Assets Management Hong Kong Co. Ltd.,
4.13%, 05/26/25(d)	400	388,072
Compass Group Diversified Holdings LLC,
8.00%, 05/01/26 (Call 05/01/21)(b)	75	73,281
Huarong Finance II Co. Ltd.
2.75%, 06/03/19(d)	200	198,008
3.63%, 11/22/21(d)	200	195,598
4.50%, 01/16/20(d)	200	200,996

181

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.88%, 11/22/26(d)	$200	$197,780
5.50%, 01/16/25(d)	400	412,512
Hutchison Whampoa International 11 Ltd.,
4.63%, 01/13/22(b)	300	308,622
Hutchison Whampoa International 12 II Ltd.,
3.25%, 11/08/22(b)	200	195,906
ICD Sukuk Co. Ltd.,
5.00%, 02/01/27(d)	200	199,224
IPIC GMTN Ltd.,
5.50%, 03/01/22(b)	200	213,100
KOC Holding AS,
5.25%, 03/15/23 (Call 12/15/22)(d)	200	190,508
MDC-GMTN BV,
2.75%, 05/11/23(d)	200	191,142
Rongshi International Finance Ltd.,
3.63%, 05/04/27(d)	400	378,992
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	100	101,430
6.30%, 11/12/40(b)	200	240,432
Spectrum Brands Holdings Inc,
7.75%, 01/15/22 (Call 08/31/18)	150	154,704
State Elite Global Ltd.
2.75%, 06/13/22(d)	200	192,588
3.13%, 01/20/20(d)	200	198,444
Swire Pacific MTN Financing Ltd.,
3.00%, 07/05/24(d)	600	568,950
Temasek Financial I Ltd.,
2.38%, 01/23/23(b)	250	239,622

		5,360,965
HOME BUILDERS — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 08/01/25 (Call 08/01/20)(b)	35	32,947
AV Homes Inc.,
6.63%, 05/15/22 (Call 05/15/19)	50	51,510
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)(c)	15	15,218
5.88%, 10/15/27 (Call 10/15/22)	50	43,341
6.75%, 03/15/25 (Call 03/15/20)	12	11,250
8.75%, 03/15/22 (Call 03/15/19)	60	63,924
Brookfield Residential Properties Inc.,
6.50%, 12/15/20 (Call 08/31/18)(b)	25	25,190
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.,
6.13%, 07/01/22 (Call 08/31/18)(b)	50	50,279
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	51,925
6.88%, 05/15/22 (Call 05/15/19)	100	102,158
DR Horton Inc.
2.55%, 12/01/20	165	161,614
4.00%, 02/15/20	62	62,523
5.75%, 08/15/23 (Call 05/15/23)	30	32,140
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	50	51,815
10.50%, 07/15/24 (Call 07/15/20)(b)	50	50,165
KB Home
7.00%, 12/15/21 (Call 09/15/21)	50	52,953
7.63%, 05/15/23 (Call 11/15/22)	50	53,632
8.00%, 03/15/20	25	26,567
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	50	48,685
4.13%, 12/01/18 (Call 10/01/18)	61	61,073
4.13%, 01/15/22 (Call 10/15/21)	85	84,362
4.50%, 06/15/19 (Call 04/16/19)	25	25,183
4.50%, 11/15/19 (Call 08/15/19)	25	25,195
4.50%, 04/30/24 (Call 01/31/24)	50	48,669
4.75%, 05/30/25 (Call 02/28/25)	50	48,632
4.75%, 11/29/27 (Call 05/29/27)	75	70,514
4.88%, 12/15/23 (Call 09/15/23)	100	99,880

Security	Par (000)	Value
5.00%, 06/15/27 (Call 12/15/26)	$25	$23,707
5.25%, 06/01/26 (Call 12/01/25)	105	102,536
5.88%, 11/15/24 (Call 05/15/24)	75	77,482
8.38%, 01/15/21	50	54,767
LGI Homes Inc.,
6.88%, 07/15/26 (Call 07/15/21)(b)	50	50,009
M/I Homes Inc.,
6.75%, 01/15/21 (Call 08/16/18)	50	51,303
Mason Finance Sub Inc.,
6.88%, 08/15/23(b)	15	15,000
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(b)	25	24,501
6.88%, 12/15/23 (Call 12/15/19)(b)	160	162,794
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	99,858
6.00%, 01/15/43 (Call 10/15/42)	25	21,116
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	25	22,985
6.00%, 06/01/25 (Call 03/01/25)	25	25,214
New Home Co. Inc. (The),
7.25%, 04/01/22 (Call 10/01/19)	25	25,639
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	50,062
5.00%, 01/15/27 (Call 10/15/26)	100	94,030
5.50%, 03/01/26 (Call 12/01/25)	150	147,999
6.38%, 05/15/33	25	24,859
Shea Homes LP/Shea Homes Funding Corp.,
5.88%, 04/01/23 (Call 04/01/19)(b)	45	44,671
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/18)(b)	25	25,021
5.63%, 03/01/24 (Call 12/01/23)(b)	25	24,377
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	50	45,049
4.38%, 04/15/23 (Call 01/15/23)	35	34,370
4.88%, 03/15/27 (Call 12/15/26)	150	141,802
5.88%, 02/15/22 (Call 11/15/21)	50	51,930
TRI Pointe Group Inc.,
5.25%, 06/01/27 (Call 12/01/26)	25	22,937
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	125	125,411
5.88%, 06/15/24	95	94,456
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	64	60,440
6.00%, 09/01/23 (Call 09/01/20)(b)	45	44,160
Williams Scotsman International Inc.,
7.88%, 12/15/22 (Call 12/15/19)(b)	25	26,061

		3,265,890
HOME FURNISHINGS — 0.0%
Leggett & Platt Inc.,
3.50%, 11/15/27 (Call 08/15/27)	115	108,225
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	50	47,658
5.63%, 10/15/23 (Call 10/15/18)	100	98,940
Whirlpool Corp.,
4.50%, 06/01/46 (Call 12/01/45)	50	45,488

		300,311
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp.,
5.25%, 12/15/24 (Call 12/15/19)(b)	80	79,315
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	56	55,476
3.15%, 08/01/27 (Call 05/01/27)	125	116,755
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	93,970
3.90%, 05/15/28 (Call 02/15/28)	50	49,926

182

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kimberly-Clark Corp.
2.65%, 03/01/25	$200	$188,256
3.20%, 07/30/46 (Call 01/30/46)	40	34,567
6.63%, 08/01/37	25	33,314
Kronos Acquisition Holdings Inc.,
9.00%, 08/15/23 (Call 08/31/18)(b)	100	86,633
Prestige Brands Inc.
5.38%, 12/15/21 (Call 08/31/18)(b)	50	50,200
6.38%, 03/01/24 (Call 03/01/19)(b)(c)	50	50,108
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	75	75,159
6.13%, 12/15/24 (Call 12/15/19)	25	25,392
6.63%, 11/15/22 (Call 08/31/18)	50	51,514

		990,585
HOUSEWARES — 0.1%
American Greetings Corp.,
8.75%, 04/15/25 (Call 04/15/21)(b)	25	23,689
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	95	93,687
3.85%, 04/01/23 (Call 02/01/23)	190	186,479
4.00%, 12/01/24 (Call 09/01/24)	135	130,608
4.20%, 04/01/26 (Call 01/01/26)	230	221,798
5.50%, 04/01/46 (Call 10/01/45)	369	354,314
Scotts Miracle-Gro Co. (The),
6.00%, 10/15/23 (Call 10/15/18)	100	103,250
Tupperware Brands Corp.,
4.75%, 06/01/21 (Call 03/01/21)	85	86,845

		1,200,670
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance Inc.,
7.00%, 11/15/25 (Call 11/15/20)(b)	95	86,028
Aflac Inc.
2.40%, 03/16/20	50	49,499
3.63%, 06/15/23	25	25,070
3.63%, 11/15/24	300	298,206
4.00%, 10/15/46 (Call 04/15/46)	75	70,621
AIA Group Ltd.,
3.90%, 04/06/28 (Call 01/06/28)(b)	250	248,110
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 08/01/23 (Call 08/13/18)(b)	50	51,855
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	50	48,547
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	125	123,529
4.50%, 06/15/43	180	185,179
5.55%, 05/09/35	32	36,852
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	75	72,626
American Financial Group Inc./OH,
4.50%, 06/15/47 (Call 12/15/46)	60	56,596
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	210	209,622
3.75%, 07/10/25 (Call 04/10/25)	225	220,259
3.88%, 01/15/35 (Call 07/15/34)	89	81,258
3.90%, 04/01/26 (Call 01/01/26)	575	564,960
4.13%, 02/15/24	240	242,638
4.38%, 01/15/55 (Call 07/15/54)	155	139,528
4.50%, 07/16/44 (Call 01/16/44)	320	305,661
4.70%, 07/10/35 (Call 01/10/35)	50	49,951
4.80%, 07/10/45 (Call 01/10/45)	125	124,962

Security	Par (000)	Value
4.88%, 06/01/22	$625	$653,631
6.25%, 05/01/36	100	115,864
AmWINS Group Inc.,
7.75%, 07/01/26 (Call 07/01/21)(b)	50	52,227
Aon Corp.,
5.00%, 09/30/20	200	206,532
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	55	53,648
3.88%, 12/15/25 (Call 09/15/25)	70	69,463
4.60%, 06/14/44 (Call 03/14/44)	50	49,241
4.75%, 05/15/45 (Call 11/15/44)	200	201,784
Arch Capital Group U.S. Inc.,
5.14%, 11/01/43	90	96,331
Assured Guaranty U.S. Holdings Inc.,
5.00%, 07/01/24(c)	25	25,850
AssuredPartners Inc.,
7.00%, 08/15/25 (Call 08/15/20)(b)	80	77,261
Athene Global Funding,
3.00%, 07/01/22(b)	115	111,164
Athene Holding Ltd.,
4.13%, 01/12/28 (Call 10/12/27)	40	37,386
AXA Equitable Holdings Inc.,
3.90%, 04/20/23 (Call 03/20/23)(b)	35	34,775
AXA SA,
8.60%, 12/15/30	125	158,909
AXIS Specialty Finance PLC,
4.00%, 12/06/27 (Call 09/06/27)	350	332,731
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	40	40,012
3.00%, 05/15/22	175	174,545
4.25%, 01/15/21	155	159,600
4.40%, 05/15/42	125	129,352
5.75%, 01/15/40	50	60,225
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	248,770
2.20%, 03/15/21 (Call 02/15/21)	102	100,164
2.75%, 03/15/23 (Call 01/15/23)	602	588,509
3.13%, 03/15/26 (Call 12/15/25)	510	492,670
3.75%, 08/15/21(c)	200	204,854
4.50%, 02/11/43	265	278,844
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	100	90,950
4.70%, 06/22/47 (Call 12/22/46)	325	279,711
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	24,509
3.15%, 03/15/25	75	72,712
3.35%, 05/15/24	100	98,637
3.35%, 05/03/26 (Call 02/03/26)	125	121,781
4.35%, 11/03/45 (Call 05/03/45)	110	113,300
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	23,330
3.95%, 05/15/24 (Call 02/15/24)	25	24,894
4.50%, 03/01/26 (Call 12/01/25)	75	76,211
5.88%, 08/15/20	75	78,601
CNO Financial Group Inc.,
5.25%, 05/30/25 (Call 02/28/25)	50	48,976
Enstar Group Ltd.,
4.50%, 03/10/22 (Call 02/10/22)	150	149,217
Fairfax Financial Holdings Ltd.,
4.85%, 04/17/28 (Call 01/17/28)(b)	250	248,360
Farmers Exchange Capital II,
6.15%, 11/01/53 (Call 11/01/33)(a)(b)(f)	250	266,605
Fidelity & Guaranty Life Holdings Inc.,
5.50%, 05/01/25 (Call 02/01/25)(b)	60	58,216
Five Corners Funding Trust,
4.42%, 11/15/23(b)	100	102,955
Fortune Star BVI Ltd.,
5.25%, 03/23/22 (Call 03/23/20)(d)	200	189,476
Genworth Holdings Inc.
4.80%, 02/15/24	75	66,493
4.90%, 08/15/23	50	45,234

183

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
7.20%, 02/15/21	$25	$25,750
7.63%, 09/24/21	50	52,180
7.70%, 06/15/20	25	25,980
Great-West Lifeco Finance 2018 LP,
4.58%, 05/17/48 (Call 11/17/47)(b)	50	50,975
Guardian Life Global Funding,
3.40%, 04/25/23(b)	50	49,696
Guardian Life Insurance Co. of America (The),
4.88%, 06/19/64(b)	150	151,431
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	105,386
5.50%, 03/30/20	150	155,332
6.10%, 10/01/41	275	327,288
HUB International Ltd.,
7.00%, 05/01/26 (Call 05/01/21)(b)	110	110,393
Jackson National Life Global Funding
2.60%, 12/09/20(b)	100	98,315
3.30%, 06/11/21(b)	250	249,012
3.88%, 06/11/25(b)	250	249,657
Kemper Corp.,
4.35%, 02/15/25 (Call 11/15/24)	25	24,713
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	75	75,710
4.85%, 08/01/44(b)	100	100,863
5.00%, 06/01/21(b)	450	465,538
7.80%, 03/07/87(b)	75	88,465
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	23,970
3.80%, 03/01/28 (Call 12/01/27)	25	24,241
4.35%, 03/01/48 (Call 09/01/47)	25	23,801
7.00%, 06/15/40	125	157,870
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	10	9,601
3.75%, 04/01/26 (Call 01/01/26)	25	24,852
4.13%, 05/15/43 (Call 11/15/42)	75	70,099
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(f)	150	142,335
4.15%, 03/04/26	145	145,319
4.90%, 09/17/20	195	200,509
5.38%, 03/04/46	175	196,810
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	25	23,262
4.30%, 11/01/47 (Call 05/01/47)	105	96,131
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	15	14,639
3.30%, 03/14/23 (Call 01/14/23)	250	246,455
3.50%, 03/10/25 (Call 12/10/24)	100	98,250
3.75%, 03/14/26 (Call 12/14/25)	150	149,259
4.20%, 03/01/48 (Call 09/01/47)	75	73,387
4.35%, 01/30/47 (Call 07/30/46)	25	24,972
5.88%, 08/01/33	25	29,149
Massachusetts Mutual Life Insurance Co.,
8.88%, 06/01/39(b)	23	35,661
MassMutual Global Funding II
1.95%, 09/22/20(b)	250	243,157
2.95%, 01/11/25(b)	200	190,410
Mercury General Corp.,
4.40%, 03/15/27 (Call 12/15/26)	160	155,898
MetLife Capital Trust IV,
7.88%, 12/15/67 (Call 12/15/32)(b)	150	185,832
MetLife Inc.
3.00%, 03/01/25	150	143,257
3.05%, 12/15/22	215	211,603
3.60%, 04/10/24	100	100,324

Security	Par (000)	Value
3.60%, 11/13/25 (Call 08/13/25)	$65	$64,145
4.05%, 03/01/45	8	7,557
4.13%, 08/13/42	125	119,691
4.60%, 05/13/46 (Call 11/13/45)	184	188,928
4.72%, 12/15/44	300	313,008
4.75%, 02/08/21	178	183,972
5.70%, 06/15/35	50	57,285
5.88%, 02/06/41	100	118,878
6.40%, 12/15/66 (Call 12/15/31)	140	148,621
6.50%, 12/15/32	65	79,995
9.25%, 04/08/38 (Call 04/08/33)(b)	150	204,031
Series D,
4.37%, 09/15/23	80	83,090
Metropolitan Life Global Funding I
2.40%, 01/08/21(b)	500	489,260
3.45%, 12/18/26(b)	200	194,518
MGIC Investment Corp.,
5.75%, 08/15/23	50	51,534
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(b)	40	41,597
9.13%, 07/15/26 (Call 07/15/21)(b)	90	94,520
Nationwide Mutual Insurance Co.,
9.38%, 08/15/39(b)	50	77,758
New York Life Global Funding
2.00%, 04/13/21(b)	50	48,247
2.35%, 07/14/26(b)	100	90,717
3.00%, 01/10/28(b)	150	140,422
New York Life Insurance Co.
5.88%, 05/15/33(b)	25	29,827
6.75%, 11/15/39(b)	35	46,641
Nippon Life Insurance Co.,
5.00%, 10/18/42 (Call 10/18/22)(a)(b)(f)	200	204,522
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)(b)	30	27,746
6.06%, 03/30/40(b)	100	124,116
Nuveen Finance LLC,
4.13%, 11/01/24(b)	175	172,970
Old Republic International Corp.,
3.88%, 08/26/26 (Call 07/26/26)	7	6,732
Pacific Life Insurance Co.,
4.30%, 10/24/67 (Call 10/24/47)(a)(b)(f)	100	91,546
Pacific LifeCorp,
5.13%, 01/30/43(b)	50	53,129
Primerica Inc.,
4.75%, 07/15/22	10	10,319
Principal Financial Group Inc.,
4.70%, 05/15/55 (Call 05/15/20)(a)(f)	225	226,339
Principal Life Global Funding II,
3.00%, 04/18/26(b)	25	23,341
Progressive Corp. (The)
2.45%, 01/15/27	90	81,679
3.70%, 01/26/45	100	90,064
4.13%, 04/15/47 (Call 10/15/46)	250	243,982
6.63%, 03/01/29	55	66,471
Protective Life Global Funding,
2.00%, 09/14/21(b)	250	239,182
Prudential Financial Inc.
2.35%, 08/15/19	10	9,943
3.50%, 05/15/24	25	24,932
3.88%, 03/27/28 (Call 12/27/27)	50	49,872
3.91%, 12/07/47 (Call 06/07/47)	100	92,385
3.94%, 12/07/49 (Call 06/07/49)	40	36,876
4.50%, 11/16/21	95	98,123
4.50%, 09/15/47 (Call 09/15/27)(a)(f)	50	46,149
4.60%, 05/15/44	44	45,184
5.20%, 03/15/44 (Call 03/15/24)(a)(f)	100	99,935
5.38%, 06/21/20	375	389,966
5.38%, 05/15/45 (Call 05/15/25)(a)(f)	210	210,040

184

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.63%, 06/15/43 (Call 06/15/23)(a)(f)	$175	$181,926
5.70%, 12/14/36	225	258,061
5.88%, 09/15/42 (Call 09/15/22)(a)(f)	25	26,619
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	120,959
5.25%, 06/15/20	15	15,319
RenaissanceRe Finance Inc.,
3.45%, 07/01/27 (Call 04/01/27)	25	23,454
Sunshine Life Insurance Corp. Ltd.,
3.15%, 04/20/21(d)	200	192,116
Swiss Re Treasury U.S. Corp.,
4.25%, 12/06/42(b)	100	98,726
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(b)	25	24,607
6.85%, 12/16/39(b)	110	144,746
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	69,442
4.00%, 05/30/47 (Call 11/30/46)	40	38,629
4.30%, 08/25/45 (Call 02/25/45)	100	100,644
4.60%, 08/01/43	55	57,634
5.35%, 11/01/40	100	115,945
6.25%, 06/15/37	51	64,061
Trinity Acquisition PLC,
3.50%, 09/15/21 (Call 08/15/21)	5	4,954
Unum Group,
5.75%, 08/15/42	25	26,507
USIS Merger Sub Inc.,
6.88%, 05/01/25 (Call 05/01/20)(b)	100	98,802
Voya Financial Inc.
3.65%, 06/15/26	100	95,109
4.70%, 01/23/48 (Call 01/23/28)(a)(b)(f)	25	22,023
5.65%, 05/15/53 (Call 05/15/23)(a)(f)	100	100,611
5.70%, 07/15/43	85	93,966
Willis North America Inc.,
3.60%, 05/15/24 (Call 03/15/24)	25	24,350
WR Berkley Corp.,
7.38%, 09/15/19	100	104,655
XLIT Ltd.,
5.50%, 03/31/45	90	94,664

		23,512,118
INTERNET — 0.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	965	957,174
3.60%, 11/28/24 (Call 08/28/24)(c)	400	393,652
4.00%, 12/06/37 (Call 06/06/37)	200	187,118
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	725	652,145
3.38%, 02/25/24	265	267,581
3.63%, 05/19/21	360	367,124
Amazon.com Inc.
1.90%, 08/21/20	225	220,466
2.40%, 02/22/23 (Call 01/22/23)	135	129,905
2.50%, 11/29/22 (Call 08/29/22)	240	233,203
2.60%, 12/05/19 (Call 11/05/19)	50	49,908
2.80%, 08/22/24 (Call 06/22/24)	125	120,817
3.15%, 08/22/27 (Call 05/22/27)	150	144,471
3.30%, 12/05/21 (Call 10/05/21)	105	105,896
3.80%, 12/05/24 (Call 09/05/24)	50	51,342
3.88%, 08/22/37 (Call 02/22/37)	65	64,687
4.05%, 08/22/47 (Call 02/22/47)	275	272,858
4.25%, 08/22/57 (Call 02/22/57)	115	116,127
4.80%, 12/05/34 (Call 06/05/34)	260	287,659
4.95%, 12/05/44 (Call 06/05/44)	35	39,600
5.20%, 12/03/25 (Call 09/03/25)	430	473,598
Baidu Inc.
3.63%, 07/06/27	200	188,398
3.88%, 09/29/23 (Call 08/29/23)	200	198,360

Security	Par (000)	Value
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$110	$105,721
3.60%, 06/01/26 (Call 12/15/27)	50	47,683
Cogent Communications Group Inc.,
5.38%, 03/01/22 (Call 12/01/21)(b)	55	56,100
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	75	74,578
2.60%, 07/15/22 (Call 04/15/22)	45	43,376
2.75%, 01/30/23 (Call 12/30/22)	75	72,040
2.88%, 08/01/21 (Call 06/01/21)	125	123,379
3.45%, 08/01/24 (Call 05/01/24)	50	48,496
3.60%, 06/05/27 (Call 03/05/27)	375	356,156
3.80%, 03/09/22 (Call 02/09/22)	50	50,494
4.00%, 07/15/42 (Call 01/15/42)	25	21,389
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	75	69,929
4.50%, 08/15/24 (Call 05/15/24)	25	25,199
5.00%, 02/15/26 (Call 11/15/25)	120	122,851
5.95%, 08/15/20	225	235,485
Match Group Inc.,
5.00%, 12/15/27 (Call 12/15/22)(b)	50	47,004
Netflix Inc.
4.38%, 11/15/26(c)	90	84,481
4.88%, 04/15/28(b)	165	156,052
5.50%, 02/15/22	25	25,747
5.75%, 03/01/24	125	128,470
5.88%, 02/15/25	70	71,706
5.88%, 11/15/28(b)	150	150,615
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	75	73,322
4.20%, 09/15/20	75	75,305
5.00%, 04/15/25 (Call 04/15/20)(b)	100	98,675
Tencent Holdings Ltd.
2.88%, 02/11/20(d)	200	198,816
3.60%, 01/19/28 (Call 10/19/27)(d)	200	190,438
3.80%, 02/11/25(d)	200	197,740
3.93%, 01/19/38 (Call 07/19/37)(d)	400	371,032
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/18)	75	75,212
4.75%, 07/15/27 (Call 07/15/22)	90	85,743
5.25%, 04/01/25 (Call 01/01/25)	75	76,684
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	220	217,842
6.00%, 04/01/23 (Call 08/31/18)	70	71,800
6.38%, 05/15/25 (Call 05/15/20)	100	103,509

		9,475,158
IRON & STEEL — 0.2%
ABJA Investment Co. Pte Ltd.,
5.95%, 07/31/24(d)	400	403,872
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	25	23,072
7.00%, 03/15/27 (Call 03/15/22)(c)	75	71,132
7.50%, 07/15/23 (Call 07/15/19)	65	67,436
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	50,764
7.88%, 08/15/23 (Call 05/15/23)	85	91,740
ArcelorMittal
5.13%, 06/01/20	50	51,462
5.25%, 08/05/20	50	51,668
5.75%, 03/01/21	50	51,940
6.13%, 06/01/25	25	27,149
6.25%, 02/25/22	150	160,684

185

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
6.75%, 03/01/41	$100	$111,715
7.00%, 10/15/39	100	113,413
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/21)(b)	75	74,987
Big River Steel LLC/BRS Finance Corp.,
7.25%, 09/01/25 (Call 09/01/20)(b)	85	88,137
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	50	48,750
5.75%, 03/01/25 (Call 03/01/20)	150	145,647
Commercial Metals Co.
5.38%, 07/15/27 (Call 07/15/22)	75	69,846
5.75%, 04/15/26 (Call 04/15/21)(b)	70	67,957
CSN Resources SA,
6.50%, 07/21/20(d)	100	96,207
Evraz Group SA,
6.75%, 01/31/22(d)	200	209,062
Gerdau Holdings Inc.,
7.00%, 01/20/20(d)	250	261,627
GTL Trade Finance Inc./Gerdau Holdings Inc.,
5.89%, 04/29/24 (Call 01/29/24)(d)	150	155,242
Novolipetsk Steel via Steel Funding DAC,
4.00%, 09/21/24(d)	400	377,464
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	160	162,810
6.40%, 12/01/37	25	31,041
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22(d)	200	207,704
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	150	143,505
5.00%, 12/15/26 (Call 12/15/21)	50	50,008
5.25%, 04/15/23 (Call 08/31/18)	100	101,081
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	60	60,010
6.88%, 08/15/25 (Call 08/15/20)	100	102,309
7.38%, 04/01/20(c)	37	39,075
Vale Overseas Ltd.
4.38%, 01/11/22(c)	143	145,543
6.88%, 11/21/36	150	174,196
6.88%, 11/10/39	150	176,161
8.25%, 01/17/34	125	159,877

		4,424,293
LEISURE TIME — 0.1%
24 Hour Fitness Worldwide Inc.,
8.00%, 06/01/22 (Call 08/31/18)(b)(c)	50	49,254
Carnival Corp.,
3.95%, 10/15/20	190	192,983
Constellation Merger Sub Inc.,
8.50%, 09/15/25 (Call 09/15/20)(b)	50	47,389
Harley-Davidson Inc.,
3.50%, 07/28/25 (Call 04/28/25)	50	48,327
NCL Corp. Ltd.,
4.75%, 12/15/21 (Call 12/15/18)(b)	40	40,050
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	6	5,889
3.70%, 03/15/28 (Call 12/15/27)	225	209,612
5.25%, 11/15/22	150	158,052
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)(b)	50	50,244
5.38%, 04/15/23 (Call 08/31/18)(b)	50	50,368
Silversea Cruise Finance Ltd.,
7.25%, 02/01/25 (Call 02/01/20)(b)	50	54,127
Viking Cruises Ltd.,
5.88%, 09/15/27 (Call 09/15/22)(b)	100	98,090
VOC Escrow Ltd.,
5.00%, 02/15/28 (Call 02/15/23)(b)(k)	100	96,000

		1,100,385

Security	Par (000)	Value
LODGING — 0.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(b)	$40	$40,246
6.38%, 04/01/26 (Call 04/01/21)	75	76,543
6.88%, 05/15/23 (Call 08/16/18)	50	52,639
Choice Hotels International Inc.,
5.75%, 07/01/22	50	52,127
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(b)	100	104,446
10.75%, 09/01/24 (Call 09/01/19)(b)(c)	50	52,301
Gohl Capital Ltd.,
4.25%, 01/24/27(d)	800	771,752
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	25	24,136
5.13%, 05/01/26 (Call 05/01/21)(b)	50	50,007
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.,
6.13%, 12/01/24 (Call 12/01/21)	55	56,208
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	145	141,666
4.88%, 04/01/27 (Call 04/01/22)	50	48,726
Hyatt Hotels Corp.,
3.38%, 07/15/23 (Call 04/15/23)	25	24,437
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)(b)	50	51,650
10.25%, 11/15/22 (Call 11/15/19)(b)	50	54,174
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	20	19,214
3.75%, 10/01/25 (Call 07/01/25)	25	24,432
4.00%, 04/15/28 (Call 01/15/28)	75	73,728
Series R,
3.13%, 06/15/26 (Call 03/15/26)	115	107,150
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	100	94,044
5.25%, 03/31/20	50	51,126
5.75%, 06/15/25 (Call 03/15/25)	50	50,499
6.00%, 03/15/23	200	207,574
6.63%, 12/15/21	75	79,842
6.75%, 10/01/20	75	79,061
7.75%, 03/15/22	100	109,530
Station Casinos LLC,
5.00%, 10/01/25 (Call 10/01/20)(b)	50	47,401
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
5.88%, 05/15/25 (Call 05/15/20)(b)	16	15,083
Wyndham Destinations Inc.
4.15%, 04/01/24 (Call 02/01/24)	50	49,249
4.25%, 03/01/22 (Call 12/01/21)	145	140,759
4.50%, 04/01/27 (Call 01/01/27)	50	48,875
5.10%, 10/01/25 (Call 07/01/25)	110	113,294
Wyndham Hotels & Resorts Inc.,
5.38%, 04/15/26 (Call 04/15/21)(b)	60	59,901
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	50	48,221
5.25%, 05/15/27 (Call 02/15/27)(b)	175	164,400
5.50%, 03/01/25 (Call 12/01/24)(b)	225	222,289

		3,406,730
MACHINERY — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	75	73,687
3.38%, 04/03/23 (Call 03/03/23)	100	99,493
3.80%, 04/03/28 (Call 01/03/28)	90	90,762
4.38%, 05/08/42	25	25,744
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 03/15/24 (Call 03/15/20)(b)	100	105,927

186

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Briggs & Stratton Corp.,
6.88%, 12/15/20	$30	$31,900
Caterpillar Financial Services Corp.
1.70%, 08/09/21	50	47,875
1.85%, 09/04/20	53	51,727
2.55%, 11/29/22	75	72,529
2.95%, 05/15/20	100	99,949
3.25%, 12/01/24	140	137,742
3.30%, 06/09/24	15	14,837
3.45%, 05/15/23	100	100,274
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	442	440,988
3.80%, 08/15/42	190	182,337
3.90%, 05/27/21	70	71,619
4.75%, 05/15/64 (Call 11/15/63)	115	121,017
5.20%, 05/27/41	25	28,909
6.05%, 08/15/36	30	37,170
Cleaver-Brooks Inc.,
7.88%, 03/01/23 (Call 12/15/19)(b)	50	51,668
Cloud Crane LLC,
10.13%, 08/01/24 (Call 08/01/19)(b)	75	80,760
CNH Industrial Capital LLC
3.88%, 10/15/21	75	74,815
4.38%, 11/06/20	190	192,709
4.38%, 04/05/22	145	145,942
4.88%, 04/01/21	115	117,804
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	30	28,119
4.50%, 08/15/23	145	145,950
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	20,128
4.88%, 10/01/43 (Call 04/01/43)	50	54,990
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	20	19,525
3.90%, 06/09/42 (Call 12/09/41)	230	226,272
5.38%, 10/16/29	25	28,387
John Deere Capital Corp.
1.25%, 10/09/19	200	196,280
1.95%, 06/22/20	10	9,811
2.15%, 09/08/22	50	47,721
2.30%, 09/16/19	106	105,410
2.35%, 01/08/21	35	34,444
2.55%, 01/08/21	25	24,703
2.65%, 01/06/22	207	203,266
2.65%, 06/10/26	40	37,189
2.70%, 01/06/23	25	24,291
2.80%, 03/04/21	75	74,327
2.80%, 01/27/23	50	48,769
2.80%, 03/06/23	310	302,030
2.80%, 09/08/27	200	186,432
3.15%, 10/15/21	25	24,890
3.35%, 06/12/24	10	9,902
3.45%, 06/07/23	105	104,936
3.45%, 03/13/25	25	24,812
3.90%, 07/12/21	50	51,025
JPW Industries Holding Corp.,
9.00%, 10/01/24 (Call 10/01/20)(b)	50	50,934
Manitowoc Co. Inc. (The),
12.75%, 08/15/21 (Call 02/15/19)(b)	25	27,667
Mueller Water Products Inc.,
5.50%, 06/15/26 (Call 06/15/21)(b)	15	15,120

Security	Par (000)	Value
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)(b)	$100	$98,789
4.55%, 04/15/28 (Call 01/15/28)(b)	50	48,992
Oshkosh Corp.,
4.60%, 05/15/28 (Call 02/15/28)	25	25,031
RBS Global Inc./Rexnord LLC,
4.88%, 12/15/25 (Call 12/15/20)(b)	50	47,999
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	100	99,190
3.80%, 12/15/26 (Call 09/15/26)	15	14,625
3.85%, 12/15/25 (Call 09/15/25)	50	49,186
SPX FLOW Inc.,
5.88%, 08/15/26 (Call 08/15/21)(b)	25	25,000
Terex Corp.,
5.63%, 02/01/25 (Call 02/01/20)(b)	100	99,293
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 04/15/21)(b)	50	44,780
Vertiv Group Corp.,
9.25%, 10/15/24 (Call 10/15/19)(b)	35	34,654
Vertiv Intermediate Holding Corp. (13.00% PIK),
12.00%, 02/15/22 (Call 02/15/19)(b)(e)	50	48,480
Wabtec Corp./DE,
3.45%, 11/15/26 (Call 08/15/26)	175	160,543
Xerium Technologies Inc.,
9.50%, 08/15/21 (Call 08/31/18)	25	26,306
Xylem Inc./NY,
3.25%, 11/01/26 (Call 08/01/26)	45	42,303

		5,490,685
MANUFACTURING — 0.4%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	30	28,712
2.00%, 06/26/22	245	235,737
2.25%, 03/15/23 (Call 02/15/23)	100	96,224
3.63%, 10/15/47 (Call 04/15/47)	100	94,320
3.88%, 06/15/44	125	122,321
5.70%, 03/15/37	25	30,705
Amsted Industries Inc.
5.00%, 03/15/22 (Call 08/31/18)(b)	50	50,079
5.38%, 09/15/24 (Call 09/15/19)(b)	24	23,930
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(b)	125	125,883
6.13%, 01/15/23(b)	175	177,580
7.50%, 12/01/24 (Call 12/01/20)(b)	100	106,258
7.50%, 03/15/25 (Call 03/15/20)(b)	150	157,752
7.75%, 03/15/20(b)	50	52,841
8.75%, 12/01/21(b)	175	193,629
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	5	4,807
3.75%, 11/15/22 (Call 08/15/22)	50	49,696
CTP Transportation Products LLC/CTP Finance Inc.,
8.25%, 12/15/19 (Call 12/15/18)(b)	27	27,117
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	95,783
5.38%, 03/01/41 (Call 12/01/40)	50	56,283
Eaton Corp.
2.75%, 11/02/22	225	218,563
3.10%, 09/15/27 (Call 06/15/27)	50	46,642
4.00%, 11/02/32	105	103,997
4.15%, 11/02/42	300	290,157
FXI Holdings Inc.,
7.88%, 11/01/24 (Call 11/01/20)(b)	30	29,378
Gates Global LLC/Gates Global Co.,
6.00%, 07/15/22 (Call 08/16/18)(b)	36	36,247
General Electric Co.
2.70%, 10/09/22	750	726,540
3.10%, 01/09/23	35	34,306
3.15%, 09/07/22	25	24,705

187

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.38%, 03/11/24	$75	$74,097
3.45%, 05/15/24 (Call 02/13/24)	101	99,199
4.13%, 10/09/42	200	184,966
4.38%, 09/16/20	25	25,593
4.50%, 03/11/44	300	294,378
4.63%, 01/07/21	50	51,519
4.65%, 10/17/21	185	192,261
5.50%, 01/08/20	75	77,479
5.55%, 05/04/20	201	208,909
5.88%, 01/14/38	525	603,472
6.00%, 08/07/19	25	25,769
6.15%, 08/07/37	25	29,429
6.88%, 01/10/39	170	216,964
Series A,
6.75%, 03/15/32	216	266,801
Hexcel Corp.,
4.70%, 08/15/25 (Call 05/15/25)	5	5,136
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	60	55,703
3.50%, 03/01/24 (Call 12/01/23)	21	21,138
3.90%, 09/01/42 (Call 03/01/42)	314	308,467
4.88%, 09/15/41 (Call 03/15/41)	10	11,067
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	98,956
3.75%, 08/21/28 (Call 05/21/28)	148	144,624
4.25%, 06/15/23	100	102,595
5.75%, 06/15/43	50	57,807
Koppers Inc.,
6.00%, 02/15/25 (Call 02/15/20)(b)	75	75,104
LSB Industries Inc.,
9.63%, 05/01/23 (Call 05/01/20)(b)(c)	25	25,548
Pall Corp.,
5.00%, 06/15/20	100	103,011
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	75	72,076
3.50%, 09/15/22	5	5,014
4.45%, 11/21/44 (Call 05/21/44)	30	31,085
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19(b)	250	245,720
2.90%, 05/27/22(b)	250	245,597
3.25%, 05/27/25(b)	250	243,657
4.20%, 03/16/47(b)	250	252,425
Techniplas LLC,
10.00%, 05/01/20 (Call 05/01/19)(b)	15	13,254
Textron Inc.,
3.38%, 03/01/28 (Call 12/01/27)	50	46,494
Trinity Industries Inc.,
4.55%, 10/01/24 (Call 07/01/24)	200	192,640

		7,948,146
MEDIA — 1.3%
21st Century Fox America Inc.
3.00%, 09/15/22	100	98,178
3.38%, 11/15/26 (Call 08/15/26)	105	101,119
3.70%, 10/15/25 (Call 07/15/25)	175	173,427
4.00%, 10/01/23	125	126,831
4.50%, 02/15/21	65	66,770
4.75%, 11/15/46 (Call 05/15/46)	100	106,985
4.95%, 10/15/45 (Call 04/15/45)	75	82,348
5.40%, 10/01/43	50	57,816
5.65%, 08/15/20	3	3,136
6.15%, 03/01/37	175	216,001
6.15%, 02/15/41	265	330,307
6.20%, 12/15/34	100	122,239
6.55%, 03/15/33	90	111,879
6.65%, 11/15/37	40	52,135
7.75%, 12/01/45	85	124,094

Security	Par (000)	Value
Altice Financing SA
6.63%, 02/15/23 (Call 08/31/18)(b)	$200	$202,630
7.50%, 05/15/26 (Call 05/15/21)(b)	200	195,024
Altice France SA/France
6.00%, 05/15/22 (Call 08/15/18)(b)	400	412,264
6.00%, 05/15/22 (Call 05/01/21)(b)	400	395,520
8.13%, 02/01/27 (Call 02/01/22)(b)	200	204,060
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(b)(c)	200	186,464
7.75%, 05/15/22 (Call 08/31/18)(b)(c)	200	199,512
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 08/13/18)(b)	200	201,822
5.50%, 05/15/26 (Call 05/15/21)(b)	200	196,416
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/18)	50	50,035
4.75%, 08/01/25 (Call 08/01/21)	155	148,829
5.00%, 04/01/24 (Call 04/01/20)	75	73,912
Block Communications Inc.,
6.88%, 02/15/25 (Call 02/15/20)(b)	46	45,954
Cablevision Systems Corp.
5.88%, 09/15/22(c)	29	29,075
8.00%, 04/15/20	50	52,419
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,621
2.50%, 02/15/23 (Call 01/15/23)	275	258,915
2.90%, 06/01/23 (Call 05/01/23)(b)	250	237,930
2.90%, 01/15/27 (Call 10/15/26)	275	245,781
3.38%, 03/01/22 (Call 12/01/21)	250	246,672
3.38%, 02/15/28 (Call 11/15/27)	69	63,372
3.50%, 01/15/25 (Call 10/15/24)	125	119,596
3.70%, 06/01/28 (Call 03/01/28)(b)	25	23,444
4.00%, 01/15/26 (Call 10/15/25)	105	102,748
4.85%, 07/01/42 (Call 01/01/42)	99	95,561
4.90%, 08/15/44 (Call 02/15/44)	250	241,275
7.88%, 07/30/30	50	62,322
CBS Radio Inc.,
7.25%, 11/01/24 (Call 11/01/19)(b)	100	94,292
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	75	72,000
5.00%, 02/01/28 (Call 08/01/22)(b)	225	211,367
5.13%, 02/15/23 (Call 08/31/18)	80	79,849
5.13%, 05/01/23 (Call 08/31/18)(b)	75	74,815
5.13%, 05/01/27 (Call 05/01/22)(b)	250	238,792
5.25%, 09/30/22 (Call 08/31/18)	75	75,701
5.38%, 05/01/25 (Call 05/01/20)(b)	50	49,256
5.50%, 05/01/26 (Call 05/01/21)(b)	125	123,011
5.75%, 09/01/23 (Call 08/31/18)	100	101,579
5.75%, 01/15/24 (Call 08/31/18)	125	126,365
5.75%, 02/15/26 (Call 02/15/21)(b)	300	298,260
5.88%, 04/01/24 (Call 04/01/19)(b)	75	76,312
5.88%, 05/01/27 (Call 05/01/21)(b)	190	188,691
Cengage Learning Inc.,
9.50%, 06/15/24 (Call 06/15/19)(b)(c)	75	65,621
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/18)(b)	100	99,950
7.50%, 04/01/28 (Call 04/01/23)(b)	200	206,512
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	240	240,240
3.75%, 02/15/28 (Call 11/15/27)	31	28,619

188

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.20%, 03/15/28 (Call 12/15/27)	$299	$285,838
4.46%, 07/23/22 (Call 05/23/22)	220	223,359
4.91%, 07/23/25 (Call 04/23/25)	575	585,678
5.38%, 04/01/38 (Call 10/01/37)	100	98,395
5.38%, 05/01/47 (Call 11/01/46)	70	67,256
6.38%, 10/23/35 (Call 04/23/35)	250	270,842
6.48%, 10/23/45 (Call 04/23/45)	405	442,062
6.83%, 10/23/55 (Call 04/23/55)	100	111,838
Clear Channel Worldwide Holdings Inc.
Series B,
6.50%, 11/15/22 (Call 08/31/18)	100	102,305
7.63%, 03/15/20 (Call 08/31/18)	75	75,187
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	47,090
2.35%, 01/15/27 (Call 10/15/26)	230	203,877
2.75%, 03/01/23 (Call 02/01/23)	25	24,193
2.85%, 01/15/23	125	121,530
3.00%, 02/01/24 (Call 01/01/24)	50	48,158
3.13%, 07/15/22	53	52,295
3.15%, 03/01/26 (Call 12/01/25)	125	118,794
3.15%, 02/15/28 (Call 11/15/27)	94	87,763
3.20%, 07/15/36 (Call 01/15/36)	35	29,889
3.30%, 02/01/27 (Call 11/01/26)	25	23,801
3.38%, 02/15/25 (Call 11/15/24)	150	145,474
3.38%, 08/15/25 (Call 05/15/25)	225	217,753
3.40%, 07/15/46 (Call 01/15/46)	120	99,202
3.55%, 05/01/28 (Call 02/01/28)	30	28,997
3.60%, 03/01/24	168	166,538
3.90%, 03/01/38 (Call 09/01/37)	15	14,003
3.97%, 11/01/47 (Call 05/01/47)	144	130,077
4.00%, 08/15/47 (Call 02/15/47)	40	36,514
4.00%, 03/01/48 (Call 09/01/47)	50	45,507
4.00%, 11/01/49 (Call 05/01/49)	345	311,431
4.05%, 11/01/52 (Call 05/01/52)	50	44,928
4.20%, 08/15/34 (Call 02/15/34)	140	136,426
4.25%, 01/15/33	345	344,914
4.40%, 08/15/35 (Call 02/15/35)	200	199,224
4.50%, 01/15/43	135	131,080
4.60%, 08/15/45 (Call 02/15/45)	175	172,919
4.65%, 07/15/42	50	49,784
4.75%, 03/01/44	175	176,963
5.15%, 03/01/20	200	206,314
6.45%, 03/15/37	1	1,216
6.50%, 11/15/35	162	198,120
6.95%, 08/15/37	50	63,615
Cox Communications Inc.
3.25%, 12/15/22(b)	250	242,397
3.35%, 09/15/26 (Call 06/15/26)(b)	100	93,160
3.50%, 08/15/27 (Call 05/15/27)(b)	25	23,366
4.60%, 08/15/47 (Call 02/15/47)(b)	250	230,502
4.70%, 12/15/42(b)	100	88,528
CSC Holdings LLC
5.25%, 06/01/24	100	96,059
5.38%, 02/01/28 (Call 02/01/23)(b)	200	188,352
6.75%, 11/15/21	125	130,490
10.13%, 01/15/23 (Call 01/15/19)(b)	200	220,350
10.88%, 10/15/25 (Call 10/15/20)(b)	350	406,210
Discovery Communications LLC
2.20%, 09/20/19	203	200,830
2.80%, 06/15/20 (Call 05/15/20)(b)	55	54,328
2.95%, 03/20/23 (Call 02/20/23)	40	38,402

Security	Par (000)	Value
3.30%, 05/15/22	$150	$147,505
3.90%, 11/15/24 (Call 08/15/24)(b)	30	29,490
3.95%, 06/15/25 (Call 05/15/25)(b)	10	9,806
3.95%, 03/20/28 (Call 12/20/27)	193	185,048
4.88%, 04/01/43	150	140,742
4.90%, 03/11/26 (Call 12/11/25)	40	41,293
4.95%, 05/15/42	35	33,247
5.00%, 09/20/37 (Call 03/20/37)	100	98,208
5.20%, 09/20/47 (Call 03/20/47)	95	93,560
DISH DBS Corp.
5.00%, 03/15/23	139	120,477
5.13%, 05/01/20	100	99,280
5.88%, 07/15/22	175	163,795
5.88%, 11/15/24	250	208,437
6.75%, 06/01/21	50	50,322
7.75%, 07/01/26(c)	193	168,367
7.88%, 09/01/19	150	155,613
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(b)	50	48,016
5.88%, 07/15/26 (Call 07/15/21)(b)	75	73,348
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	189,674
6.63%, 03/18/25	310	350,095
6.63%, 01/15/40	25	28,576
Lee Enterprises Inc.,
9.50%, 03/15/22 (Call 08/31/18)(b)(c)	25	26,127
Liberty Interactive LLC,
8.25%, 02/01/30	25	26,781
LIN Television Corp.,
5.88%, 11/15/22 (Call 08/13/18)	150	152,695
McClatchy Co. (The)
9.00%, 12/15/22 (Call 08/15/18)(c)	42	43,964
9.00%, 07/15/26 (Call 07/15/22)(b)	50	50,062
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
7.88%, 05/15/24 (Call 05/15/19)(b)	50	46,621
Meredith Corp.,
6.88%, 02/01/26 (Call 02/01/21)(b)	125	125,937
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 08/15/23 (Call 08/31/18)(b)	35	36,826
Myriad International Holdings BV,
4.85%, 07/06/27 (Call 04/06/27)(d)	200	199,794
NBCUniversal Media LLC
2.88%, 01/15/23	250	243,122
4.38%, 04/01/21	310	318,051
4.45%, 01/15/43	75	72,402
5.15%, 04/30/20	470	485,684
5.95%, 04/01/41	160	186,722
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(b)	80	79,014
6.13%, 02/15/22 (Call 08/13/18)(b)	53	53,938
Quebecor Media Inc.,
5.75%, 01/15/23	50	51,417
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(b)	40	37,463
6.88%, 02/15/23 (Call 02/15/20)(b)	35	33,903
Salem Media Group Inc.,
6.75%, 06/01/24 (Call 06/01/20)(b)	14	12,679
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(b)(c)	125	115,955
5.63%, 08/01/24 (Call 08/01/19)(b)(c)	50	49,375
6.13%, 10/01/22 (Call 08/16/18)(c)	75	76,426
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	35	34,117
4.63%, 05/15/23 (Call 08/31/18)(b)	25	24,677

189

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.00%, 08/01/27 (Call 08/01/22)(b)	$170	$161,947
5.38%, 04/15/25 (Call 04/15/20)(b)	100	99,431
5.38%, 07/15/26 (Call 07/15/21)(b)	75	73,494
6.00%, 07/15/24 (Call 07/15/19)(b)	198	204,956
TEGNA Inc.
5.13%, 10/15/19 (Call 08/31/18)	13	13,035
5.13%, 07/15/20 (Call 08/31/18)	50	50,581
5.50%, 09/15/24 (Call 09/15/19)(b)	110	110,840
6.38%, 10/15/23 (Call 10/15/18)	125	129,052
Telenet Finance Luxembourg Note,
5.50%, 03/01/28 (Call 12/01/22)(b)	200	183,700
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	35	32,443
3.85%, 09/29/24 (Call 06/29/24)	250	246,202
4.30%, 11/23/23 (Call 08/23/23)	120	122,153
4.70%, 10/15/19	25	25,423
5.65%, 11/23/43 (Call 05/23/43)	75	79,828
5.85%, 04/15/40	25	26,974
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	75,328
4.50%, 09/15/42 (Call 03/15/42)	178	152,112
5.00%, 02/01/20	135	137,723
5.50%, 09/01/41 (Call 03/01/41)	125	121,304
5.88%, 11/15/40 (Call 05/15/40)	121	122,140
6.55%, 05/01/37	140	153,598
6.75%, 06/15/39	165	183,292
7.30%, 07/01/38	73	84,935
Time Warner Entertainment Co. LP
8.38%, 03/15/23	160	186,168
8.38%, 07/15/33	26	32,680
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)	90	90,694
Univision Communications Inc.
5.13%, 05/15/23 (Call 08/31/18)(b)	175	167,148
5.13%, 02/15/25 (Call 02/15/20)(b)	175	162,246
UPC Holding BV,
5.50%, 01/15/28 (Call 10/15/22)(b)	200	183,618
Urban One Inc.
7.38%, 04/15/22 (Call 08/31/18)(b)	25	24,562
9.25%, 02/15/20 (Call 08/31/18)(b)	25	24,590
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	40	39,066
4.25%, 09/01/23 (Call 06/01/23)	25	25,079
4.38%, 03/15/43	125	107,687
5.25%, 04/01/44 (Call 10/01/43)	100	97,805
5.63%, 09/15/19	3	3,077
5.85%, 09/01/43 (Call 03/01/43)	22	22,926
5.88%, 02/28/57 (Call 02/28/22)(a)(f)	100	97,351
6.25%, 02/28/57 (Call 02/28/27)(a)(f)	50	48,739
6.88%, 04/30/36	189	215,420
Videotron Ltd.
5.00%, 07/15/22	75	76,553
5.13%, 04/15/27 (Call 04/15/22)(b)	35	34,436
5.38%, 06/15/24 (Call 03/15/24)(b)	50	51,615
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(b)	250	234,580
6.00%, 10/15/24 (Call 10/15/19)(b)	200	195,062
VTR Finance BV,
6.88%, 01/15/24 (Call 01/15/19)(d)	200	206,422
Walt Disney Co. (The)
1.85%, 07/30/26	60	52,752
2.15%, 09/17/20	100	98,084
2.35%, 12/01/22	25	24,141

Security	Par (000)	Value
2.75%, 08/16/21	$50	$49,347
2.95%, 06/15/27(c)	40	38,086
3.00%, 02/13/26	25	24,036
3.15%, 09/17/25	165	160,675
4.13%, 06/01/44	400	397,292
4.38%, 08/16/41	45	45,914
Series B,
7.00%, 03/01/32	25	32,473
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	50	45,307
3.40%, 06/15/22	25	24,725
3.55%, 06/01/24 (Call 03/01/24)	140	135,817
3.60%, 07/15/25 (Call 04/15/25)	150	144,204
3.80%, 02/15/27 (Call 11/15/26)	400	383,212
3.88%, 01/15/26 (Call 10/15/25)	100	97,078
4.65%, 06/01/44 (Call 12/01/43)	225	203,749
4.70%, 01/15/21	105	107,874
4.75%, 03/29/21	200	205,950
4.85%, 07/15/45 (Call 01/15/45)	165	154,831
4.88%, 03/15/20	125	128,046
4.90%, 06/15/42	85	79,821
6.25%, 03/29/41	125	138,864
Ziggo Bond Finance BV,
6.00%, 01/15/27 (Call 01/15/22)(b)	150	137,179
Ziggo BV,
5.50%, 01/15/27 (Call 01/15/22)(b)	150	142,839

		29,508,755
METAL FABRICATE & HARDWARE — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (Call 12/15/19)(b)	75	78,080
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(b)	150	143,778
6.25%, 08/15/24 (Call 08/15/19)(b)	100	100,336
Park-Ohio Industries Inc.,
6.63%, 04/15/27 (Call 04/15/22)	25	25,349
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	95	93,683
2.50%, 01/15/23 (Call 10/15/22)	100	96,568
3.25%, 06/15/25 (Call 03/15/25)	210	204,695

		742,489
MINING — 0.5%
Alcoa Nederland Holding BV,
7.00%, 09/30/26 (Call 09/30/21)(b)	200	216,234
Anglo American Capital PLC
4.13%, 09/27/22(b)	200	199,966
4.50%, 03/15/28(b)	300	286,050
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22(c)	250	256,295
5.38%, 04/15/20	50	51,289
Barminco Finance Pty Ltd.,
6.63%, 05/15/22 (Call 05/15/19)(b)	100	94,806
Barrick Gold Corp.
3.85%, 04/01/22	50	50,493
5.25%, 04/01/42	125	130,339
Barrick North America Finance LLC
5.70%, 05/30/41	100	109,286
5.75%, 05/01/43	165	182,579
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	168,445
5.00%, 09/30/43	396	450,212
6.42%, 03/01/26	100	116,666
Chinalco Capital Holdings Ltd.,
4.00%, 08/25/21(d)	200	192,958

190

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Coeur Mining Inc.,
5.88%, 06/01/24 (Call 06/01/20)	$50	$48,020
Constellium NV,
5.88%, 02/15/26 (Call 11/15/20)(b)	250	245,995
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(d)	200	190,152
4.50%, 08/13/23(d)	200	204,272
4.50%, 09/16/25(d)	400	407,040
4.50%, 08/01/47 (Call 02/01/47)(d)	250	241,097
5.63%, 10/18/43(d)	200	224,022
Eldorado Gold Corp.,
6.13%, 12/15/20 (Call 08/31/18)(b)	50	48,688
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(b)	200	194,798
7.50%, 04/01/25 (Call 04/01/20)(d)	600	603,318
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	150	145,705
5.13%, 03/15/23 (Call 12/15/22)(b)(c)	65	63,261
5.13%, 05/15/24 (Call 02/15/24)(b)(c)	50	47,900
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	49,506
3.55%, 03/01/22 (Call 12/01/21)	175	169,309
3.88%, 03/15/23 (Call 12/15/22)	180	173,108
4.00%, 11/14/21	50	49,517
4.55%, 11/14/24 (Call 08/14/24)(c)	75	72,451
5.40%, 11/14/34 (Call 05/14/34)	125	115,035
5.45%, 03/15/43 (Call 09/15/42)	150	133,165
6.88%, 02/15/23 (Call 02/15/20)	35	37,423
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	75	75,010
5.55%, 10/25/42(b)	50	49,138
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	160	152,720
3.88%, 10/27/27 (Call 07/27/27)(b)	150	139,264
4.00%, 04/16/25(b)	100	96,234
4.63%, 04/29/24(b)	115	115,224
Goldcorp Inc.,
3.70%, 03/15/23 (Call 12/15/22)	490	489,686
Hecla Mining Co.,
6.88%, 05/01/21 (Call 08/31/18)	25	25,189
Hi-Crush Partners LP,
9.50%, 08/01/26 (Call 08/01/21)(b)	65	64,505
Hudbay Minerals Inc.,
7.63%, 01/15/25 (Call 01/15/20)(b)(c)	55	56,909
IAMGOLD Corp.,
7.00%, 04/15/25 (Call 04/15/20)(b)	50	51,012
International Wire Group Inc.,
10.75%, 08/01/21 (Call 08/01/19)(b)	25	23,657
Joseph T Ryerson & Son Inc.,
11.00%, 05/15/22 (Call 05/15/19)(b)	75	82,586
JW Aluminum Continuous Cast Co.,
10.25%, 06/01/26 (Call 06/01/21)(b)	25	24,876
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	130	120,185
5.95%, 03/15/24 (Call 12/15/23)	125	129,142
Minmetals Bounteous Finance BVI Ltd.,
4.20%, 07/27/26(d)	400	386,420
MMC Norilsk Nickel OJSC via MMC Finance DAC,
5.55%, 10/28/20(d)	200	205,594
4.10%, 04/11/23(d)	250	238,997
Mountain Province Diamonds Inc.,
8.00%, 12/15/22 (Call 12/15/19)(b)	50	50,739
New Gold Inc.
6.25%, 11/15/22 (Call 08/09/18)(b)	25	23,555
6.38%, 05/15/25 (Call 05/15/20)(b)	50	45,880

Security	Par (000)	Value
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 09/29/27 (Call 06/29/27)(b)	$70	$64,161
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	191	189,967
4.88%, 03/15/42 (Call 09/15/41)	165	166,305
6.25%, 10/01/39	175	203,777
Northwest Acquisitions ULC/Dominion Finco Inc.,
7.13%, 11/01/22 (Call 11/01/19)(b)	125	125,336
Polyus Finance PLC,
5.25%, 02/07/23(d)	200	196,754
Rio Tinto Alcan Inc.,
5.75%, 06/01/35	50	58,439
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	390	392,539
5.20%, 11/02/40	325	370,055
7.13%, 07/15/28	90	113,227
Rio Tinto Finance USA PLC,
4.13%, 08/21/42 (Call 02/21/42)	125	125,130
Southern Copper Corp.
3.50%, 11/08/22	30	29,665
3.88%, 04/23/25	15	14,966
5.25%, 11/08/42	105	107,075
5.38%, 04/16/20	2	2,075
5.88%, 04/23/45	150	165,184
6.75%, 04/16/40	75	89,565
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	25	24,694
4.50%, 01/15/21 (Call 10/15/20)	55	55,825
4.75%, 01/15/22 (Call 10/15/21)	75	77,250
5.40%, 02/01/43 (Call 08/01/42)	50	46,918
6.13%, 10/01/35	150	155,950
6.25%, 07/15/41 (Call 01/15/41)	70	72,980
8.50%, 06/01/24 (Call 06/01/19)(b)	100	110,158
Vedanta Resources PLC,
7.13%, 05/31/23(d)	200	197,170
Yamana Gold Inc.,
4.63%, 12/15/27 (Call 09/15/27)	75	71,380

		11,842,467
OFFICE & BUSINESS EQUIPMENT — 0.0%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 08/31/18)	25	25,293
5.00%, 09/01/25 (Call 03/01/20)	55	54,450
5.50%, 12/01/24 (Call 06/01/24)	50	51,747
Pitney Bowes Inc.
3.63%, 09/15/20	25	24,782
3.63%, 10/01/21 (Call 09/01/21)	75	70,659
4.63%, 03/15/24 (Call 12/15/23)	70	62,728
4.70%, 04/01/23 (Call 03/01/23)	50	44,905
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	86	82,090
4.50%, 05/15/21	100	101,182
6.75%, 12/15/39	75	75,980

		593,816
OIL & GAS — 2.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
7.88%, 12/15/24 (Call 12/15/19)	30	31,352
Anadarko Finance Co.,
Series B,
7.50%, 05/01/31	56	69,891
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	145,528
4.50%, 07/15/44 (Call 01/15/44)	25	23,813
4.85%, 03/15/21 (Call 02/15/21)	160	164,776
5.55%, 03/15/26 (Call 12/15/25)	100	108,023
6.20%, 03/15/40	45	51,989

191

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
6.45%, 09/15/36	$275	$323,284
6.60%, 03/15/46 (Call 09/15/45)	40	49,388
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	60	62,343
5.13%, 12/15/26 (Call 09/15/26)	80	84,517
5.38%, 10/01/22 (Call 10/01/18)	100	102,026
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	50	50,054
5.13%, 12/01/22 (Call 08/31/18)	109	109,758
5.38%, 11/01/21 (Call 08/31/18)	25	25,410
5.63%, 06/01/23 (Call 08/31/18)	100	102,221
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	271	267,331
4.25%, 01/15/44 (Call 07/15/43)	70	62,777
4.75%, 04/15/43 (Call 10/15/42)	103	98,830
5.10%, 09/01/40 (Call 03/01/40)	505	503,763
6.00%, 01/15/37	100	109,727
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 04/01/22 (Call 04/01/20)(b)	125	138,625
Baytex Energy Corp.
5.13%, 06/01/21 (Call 08/31/18)(b)	50	48,500
5.63%, 06/01/24 (Call 06/01/19)(b)	50	46,871
Berry Petroleum Co. LLC,
7.00%, 02/15/26 (Call 02/15/21)(b)	50	52,039
BG Energy Capital PLC,
4.00%, 10/15/21(b)	200	203,236
BP Capital Markets PLC
1.77%, 09/19/19	50	49,349
2.11%, 09/16/21 (Call 08/16/21)	377	364,359
2.32%, 02/13/20	100	98,903
2.50%, 11/06/22	75	72,356
2.52%, 01/15/20	25	24,833
2.52%, 09/19/22 (Call 08/19/22)	50	48,299
2.75%, 05/10/23	150	145,039
3.02%, 01/16/27 (Call 10/16/26)	100	94,803
3.06%, 03/17/22	110	108,932
3.12%, 05/04/26 (Call 02/04/26)	75	71,821
3.22%, 11/28/23 (Call 09/28/23)	25	24,565
3.22%, 04/14/24 (Call 02/14/24)	100	97,874
3.25%, 05/06/22	125	124,469
3.28%, 09/19/27 (Call 06/19/27)	300	289,320
3.51%, 03/17/25	300	297,546
3.54%, 11/04/24	250	248,637
3.56%, 11/01/21	150	151,261
3.59%, 04/14/27 (Call 01/14/27)	150	148,314
3.72%, 11/28/28 (Call 08/28/28)	270	269,190
4.50%, 10/01/20	152	156,251
4.74%, 03/11/21	50	51,955
BPRL International Singapore Pte Ltd.,
4.38%, 01/18/27(d)	200	191,632
Bruin E&P Partners LLC,
8.88%, 08/01/23 (Call 08/01/20)(b)	50	50,481
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(b)(c)	211	189,624
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	25	25,430
6.38%, 07/01/26 (Call 07/01/21)(b)	50	50,448
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/18)	100	99,072
7.63%, 01/15/22 (Call 08/31/18)	75	74,695
7.75%, 04/15/23 (Call 04/15/19)	50	49,808

Security	Par (000)	Value
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	$225	$217,348
3.45%, 11/15/21 (Call 08/15/21)	105	104,796
3.85%, 06/01/27 (Call 03/01/27)	135	131,740
4.95%, 06/01/47 (Call 12/01/46)	40	42,520
6.25%, 03/15/38	25	29,628
6.75%, 02/01/39	250	308,145
7.20%, 01/15/32	85	104,901
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 08/31/18)(c)	100	101,921
7.50%, 09/15/20 (Call 08/31/18)	6	6,024
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(c)	175	167,435
4.25%, 04/15/27 (Call 01/15/27)(c)	75	72,827
4.45%, 09/15/42 (Call 03/15/42)	75	66,578
5.70%, 10/15/19	345	353,187
6.75%, 11/15/39	335	385,297
Centennial Resource Production LLC,
5.38%, 01/15/26 (Call 01/15/21)(b)	25	24,327
Chaparral Energy Inc.,
8.75%, 07/15/23 (Call 07/15/20)(b)	80	80,243
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/18)	50	48,605
5.38%, 06/15/21 (Call 06/15/19)	25	25,000
6.13%, 02/15/21	50	51,020
8.00%, 12/15/22 (Call 12/15/18)(b)(c)	111	117,174
8.00%, 01/15/25 (Call 01/15/20)(c)	185	189,625
8.00%, 06/15/27 (Call 06/15/22)(c)	85	86,905
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	290	286,178
2.10%, 05/16/21 (Call 04/15/21)	225	219,890
2.36%, 12/05/22 (Call 09/05/22)	375	361,541
2.42%, 11/17/20 (Call 10/17/20)	100	98,970
2.43%, 06/24/20 (Call 05/24/20)	110	109,151
2.50%, 03/03/22 (Call 02/03/22)	150	147,042
2.57%, 05/16/23 (Call 03/16/23)	25	24,191
2.90%, 03/03/24 (Call 01/03/24)	200	194,958
2.95%, 05/16/26 (Call 02/16/26)	60	57,548
3.19%, 06/24/23 (Call 03/24/23)	50	49,760
3.33%, 11/17/25 (Call 08/17/25)	175	172,860
Cimarex Energy Co.,
3.90%, 05/15/27 (Call 02/15/27)	450	433,597
Citgo Holding Inc.,
10.75%, 02/15/20(d)	100	106,628
CITGO Petroleum Corp.,
6.25%, 08/15/22 (Call 08/15/18)(b)	25	25,188
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.50%, 10/03/23(d)	400	409,860
CNOOC Finance 2013 Ltd.,
3.00%, 05/09/23	400	384,532
CNOOC Finance 2015 Australia Pty Ltd.,
4.20%, 05/05/45	200	188,598
CNOOC Finance 2015 USA LLC,
3.50%, 05/05/25	200	192,820
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	202,306
4.88%, 04/30/44	200	209,120
CNPC General Capital Ltd.,
3.95%, 04/19/22(b)	200	201,172
CNX Resources Corp.
5.88%, 04/15/22 (Call 08/31/18)	125	125,470
8.00%, 04/01/23 (Call 08/31/18)	20	21,159
Comstock Escrow Corp.,
9.75%, 08/15/26 (Call 08/15/21)(b)(k)	100	96,872
Comstock Resources Inc. (12.25% PIK),
10.00%, 03/15/20 (Call 08/31/18)(e)	100	105,000

192

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	$50	$48,066
4.38%, 01/15/25 (Call 01/15/20)	195	196,423
4.88%, 10/01/47 (Call 04/01/47)	63	64,079
ConocoPhillips
5.90%, 10/15/32	80	93,534
6.50%, 02/01/39	245	315,217
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	29,812
4.30%, 11/15/44 (Call 05/15/44)	155	159,537
4.95%, 03/15/26 (Call 12/15/25)	155	166,701
5.95%, 03/15/46 (Call 09/15/45)	25	31,727
ConocoPhillips Holding Co.,
6.95%, 04/15/29	223	275,980
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	125	122,500
4.38%, 01/15/28 (Call 10/15/27)	80	79,804
4.50%, 04/15/23 (Call 01/15/23)	100	101,770
4.90%, 06/01/44 (Call 12/01/43)	100	99,562
5.00%, 09/15/22 (Call 08/31/18)	350	355,666
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 05/15/25 (Call 05/15/20)(b)	65	66,024
CrownRock LP/CrownRock Finance Inc.,
5.63%, 10/15/25 (Call 10/15/20)(b)	125	120,675
CVR Refining LLC/Coffeyville Finance Inc.,
6.50%, 11/01/22 (Call 08/31/18)	50	51,183
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)(b)	75	79,760
9.25%, 03/31/22 (Call 03/31/19)(b)	52	55,120
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	365	358,835
4.75%, 05/15/42 (Call 11/15/41)	138	136,744
5.00%, 06/15/45 (Call 12/15/44)	55	56,761
5.60%, 07/15/41 (Call 01/15/41)	83	90,537
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	60	42,826
5.70%, 10/15/39	50	40,342
7.88%, 08/15/25 (Call 05/15/25)	80	82,974
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	75	72,913
5.38%, 05/31/25 (Call 05/31/20)(c)	35	35,060
Dolphin Energy Ltd.LLC,
5.50%, 12/15/21(b)	200	211,038
Eclipse Resources Corp.,
8.88%, 07/15/23 (Call 08/31/18)	65	62,409
Ecopetrol SA
4.13%, 01/16/25	350	344,200
5.38%, 06/26/26 (Call 03/26/26)	250	260,040
5.88%, 09/18/23	250	267,595
5.88%, 05/28/45	375	374,246
7.38%, 09/18/43	300	342,348
7.63%, 07/23/19	100	104,096
Empresa Nacional del Petroleo
3.75%, 08/05/26(d)	400	384,028
4.50%, 09/14/47 (Call 03/14/47)(d)	250	228,960
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	216	217,514
6.50%, 08/15/34	125	146,946
6.63%, 08/15/37	75	89,590
7.20%, 11/01/31	100	121,015
8.13%, 09/15/30	10	12,850

Security	Par (000)	Value
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	$50	$48,876
5.75%, 01/30/28 (Call 01/30/23)(b)	50	48,954
Energen Corp.,
4.63%, 09/01/21 (Call 06/01/21)	25	24,908
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	126,883
5.75%, 10/01/44 (Call 04/01/44)	125	91,252
7.75%, 02/01/26	100	96,898
8.00%, 01/31/24 (Call 10/31/23)	37	37,374
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	98,883
3.15%, 04/01/25 (Call 01/01/25)	50	48,353
3.90%, 04/01/35 (Call 10/01/34)	100	97,817
4.10%, 02/01/21	100	101,947
4.15%, 01/15/26 (Call 10/15/25)	25	25,590
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 08/31/18)	50	33,792
7.75%, 05/15/26 (Call 05/15/21)(b)	60	61,207
8.00%, 11/29/24 (Call 11/30/19)(b)(c)	50	50,473
8.00%, 02/15/25 (Call 02/15/20)(b)	80	61,134
9.38%, 05/01/24 (Call 05/01/20)(b)	100	82,341
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	27	26,428
3.00%, 10/01/22 (Call 09/01/22)	105	101,138
3.90%, 10/01/27 (Call 07/01/27)	115	108,605
4.88%, 11/15/21	145	148,853
Equinor ASA
2.45%, 01/17/23	307	295,598
2.65%, 01/15/24	385	369,923
2.75%, 11/10/21	250	246,470
3.15%, 01/23/22	140	139,695
3.25%, 11/10/24	150	147,901
3.70%, 03/01/24	375	378,919
3.95%, 05/15/43	105	101,247
4.80%, 11/08/43	110	119,613
5.10%, 08/17/40	84	93,930
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(b)	75	72,750
7.38%, 05/15/24 (Call 05/15/20)(b)	25	26,322
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	50	49,368
2.22%, 03/01/21 (Call 02/01/21)	80	78,560
2.40%, 03/06/22 (Call 01/06/22)	225	219,575
2.71%, 03/06/25 (Call 12/06/24)	375	360,922
2.73%, 03/01/23 (Call 01/01/23)	175	171,605
3.04%, 03/01/26 (Call 12/01/25)	400	389,356
3.57%, 03/06/45 (Call 09/06/44)	125	117,349
4.11%, 03/01/46 (Call 09/01/45)	255	261,329
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(d)	200	202,822
6.00%, 01/23/21(d)	200	208,128
7.29%, 08/16/37(d)	400	459,208
8.63%, 04/28/34(d)	100	125,839
Global Marine Inc.,
7.00%, 06/01/28(c)	25	25,188
Great Western Petroleum LLC/Great Western Finance Corp.,
9.00%, 09/30/21 (Call 03/31/19)(b)	25	25,765
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	50	48,642
6.38%, 05/15/25 (Call 05/15/20)	60	58,584
6.38%, 01/15/26 (Call 01/15/21)	75	72,592

193

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Halcon Resources Corp.,
6.75%, 02/15/25 (Call 02/15/20)	$40	$37,249
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	75	73,256
5.60%, 02/15/41	253	261,617
5.80%, 04/01/47 (Call 10/01/46)	50	53,088
7.30%, 08/15/31	50	58,398
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
5.63%, 02/15/26 (Call 02/15/21)(b)	70	70,559
HighPoint Operating Corp.,
8.75%, 06/15/25 (Call 06/15/20)	25	26,710
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(b)	50	48,079
5.75%, 10/01/25 (Call 04/01/20)(b)	50	50,003
HollyFrontier Corp.,
5.88%, 04/01/26 (Call 01/01/26)	65	70,071
Husky Energy Inc.,
4.00%, 04/15/24 (Call 01/15/24)	50	49,910
Indigo Natural Resources LLC,
6.88%, 02/15/26 (Call 02/15/21)(b)	85	82,295
Jagged Peak Energy LLC,
5.88%, 05/01/26 (Call 05/01/21)(b)	20	19,696
Jonah Energy LLC/Jonah Energy Finance Corp.,
7.25%, 10/15/25 (Call 10/15/20)(b)	75	61,926
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
9.25%, 03/15/23 (Call 03/15/20)(b)	25	25,307
Jupiter Resources Inc.,
8.50%, 10/01/22 (Call 08/31/18)(b)	100	47,950
KazMunayGas National Co. JSC,
3.88%, 04/19/22(d)	600	595,788
Kerr-McGee Corp.,
7.88%, 09/15/31	10	12,649
Korea National Oil Corp.,
4.00%, 01/23/24(d)	200	200,254
Laredo Petroleum Inc.,
5.63%, 01/15/22 (Call 08/31/18)	75	74,874
Lonestar Resources America Inc.,
11.25%, 01/01/23 (Call 01/01/21)(b)	25	26,845
Lukoil International Finance BV
4.56%, 04/24/23(d)	400	402,052
4.75%, 11/02/26(d)	200	199,174
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 08/01/26 (Call 08/01/21)(b)	50	50,316
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,650
2.80%, 11/01/22 (Call 08/01/22)	277	266,369
4.40%, 07/15/27 (Call 04/15/27)	125	125,909
5.20%, 06/01/45 (Call 12/01/44)	20	21,142
6.60%, 10/01/37	25	29,951
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	55	55,036
3.63%, 09/15/24 (Call 06/15/24)	185	183,139
4.75%, 09/15/44 (Call 03/15/44)	85	83,522
5.13%, 03/01/21	135	140,374
5.85%, 12/15/45 (Call 06/15/45)	100	107,879
Matador Resources Co.,
6.88%, 04/15/23 (Call 08/31/18)	25	26,250
MEG Energy Corp.
6.38%, 01/30/23 (Call 08/31/18)(b)	75	67,741
6.50%, 01/15/25 (Call 01/15/20)(b)	75	73,807
7.00%, 03/31/24 (Call 09/30/18)(b)	100	90,332
Moss Creek Resources Holdings Inc.,
7.50%, 01/15/26 (Call 01/15/21)(b)	425	416,598
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	50	49,665
5.75%, 08/15/25 (Call 08/15/20)	75	75,338
5.88%, 12/01/42 (Call 06/01/42)	50	45,255
6.88%, 08/15/24 (Call 08/15/19)	50	52,516

Security	Par (000)	Value
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	$50	$49,730
6.00%, 08/15/23 (Call 08/31/18)	50	51,526
Nabors Industries Inc.
4.63%, 09/15/21	75	73,870
5.00%, 09/15/20	50	50,252
5.10%, 09/15/23 (Call 06/15/23)	25	23,412
5.50%, 01/15/23 (Call 11/15/22)	100	97,055
5.75%, 02/01/25 (Call 11/01/24)(b)	100	94,553
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	75	76,714
5.63%, 07/01/24	175	183,750
5.75%, 01/30/22	50	52,196
Nexen Energy ULC
6.40%, 05/15/37	300	364,902
7.50%, 07/30/39	50	68,719
7.88%, 03/15/32	30	40,403
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	50	48,215
3.90%, 11/15/24 (Call 08/15/24)	50	49,379
4.15%, 12/15/21 (Call 09/15/21)	275	279,447
4.95%, 08/15/47 (Call 02/15/47)	75	75,991
5.25%, 11/15/43 (Call 05/15/43)	100	103,558
6.00%, 03/01/41 (Call 09/01/40)	31	34,454
Noble Holding International Ltd.
6.20%, 08/01/40	100	73,895
7.75%, 01/15/24 (Call 10/15/23)(c)	80	77,865
7.88%, 02/01/26 (Call 02/01/21)(b)	50	51,471
7.95%, 04/01/25 (Call 01/01/25)(c)	100	94,574
8.95%, 04/01/45 (Call 10/01/44)	50	45,988
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(b)	15	15,057
6.88%, 03/15/22 (Call 08/31/18)	119	121,561
6.88%, 01/15/23 (Call 08/31/18)	50	51,134
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	225	218,538
3.13%, 02/15/22 (Call 11/15/21)	100	99,536
3.40%, 04/15/26 (Call 01/15/26)	75	73,768
4.20%, 03/15/48 (Call 09/15/47)	65	65,309
4.40%, 04/15/46 (Call 10/15/45)	505	519,084
4.63%, 06/15/45 (Call 12/15/44)	75	78,879
Series 1,
4.10%, 02/01/21 (Call 11/01/20)	225	229,792
Oil India International Pte Ltd.,
4.00%, 04/21/27(d)	200	185,208
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 07/27/26(d)	800	745,680
Par Petroleum LLC/Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 12/15/20)(b)	25	25,252
Parker Drilling Co.,
7.50%, 08/01/20 (Call 08/01/18)(c)	25	22,333
Parkland Fuel Corp.,
6.00%, 04/01/26 (Call 04/01/21)(b)	25	24,648
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	50	49,457
5.38%, 01/15/25 (Call 01/15/20)(b)	25	24,897
5.63%, 10/15/27 (Call 10/15/22)(b)	100	99,542
6.25%, 06/01/24 (Call 06/01/19)(b)	125	130,424
Patterson-UTI Energy Inc.,
3.95%, 02/01/28 (Call 11/01/27)(b)	145	134,461
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	75	78,128
7.25%, 06/15/25 (Call 06/15/20)	100	105,000

194

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	$55	$54,405
6.13%, 09/15/24 (Call 09/15/19)	75	75,381
Pertamina Persero PT
4.88%, 05/03/22(d)	200	204,718
6.00%, 05/03/42(d)	200	208,564
6.45%, 05/30/44(d)	200	220,158
6.50%, 05/27/41(d)	200	219,172
Petrobras Global Finance BV
4.38%, 05/20/23	345	332,252
5.30%, 01/27/25(b)	53	50,779
5.38%, 01/27/21	80	81,883
5.63%, 05/20/43	166	143,517
5.75%, 02/01/29	300	275,190
6.00%, 01/27/28(b)	1,000	948,690
6.25%, 03/17/24	300	305,532
6.85%, 06/05/15	200	180,148
7.25%, 03/17/44	150	147,595
7.38%, 01/17/27	179	186,421
8.38%, 05/23/21	190	209,465
8.75%, 05/23/26	853	964,828
Petro-Canada,
6.80%, 05/15/38	200	256,932
Petroleos del Peru SA,
5.63%, 06/19/47(d)	200	199,772
Petroleos Mexicanos
3.50%, 01/30/23	270	256,403
4.88%, 01/18/24	200	197,130
5.38%, 03/13/22	150	153,999
5.50%, 01/21/21	224	230,713
5.50%, 06/27/44	200	165,302
5.63%, 01/23/46	500	411,340
5.98%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	400	426,772
6.00%, 03/05/20	223	230,479
6.38%, 02/04/21	429	449,832
6.38%, 01/23/45	250	224,742
6.50%, 03/13/27	350	354,508
6.50%, 06/02/41	750	692,182
6.63%, 06/15/35	255	247,098
6.63%, 06/15/38	350	334,607
6.75%, 09/21/47	230	212,897
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19(b)	100	99,613
Petroliam Nasional Bhd,
7.63%, 10/15/26(d)	115	144,001
Petronas Capital Ltd.
3.50%, 03/18/25(d)	400	391,560
4.50%, 03/18/45(d)	300	308,163
5.25%, 08/12/19(b)	200	204,198
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	40	39,424
4.30%, 04/01/22	75	77,175
4.65%, 11/15/34 (Call 05/15/34)	154	157,180
4.88%, 11/15/44 (Call 05/15/44)	500	521,200
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,030
3.95%, 07/15/22 (Call 04/15/22)	100	101,231
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	50	47,944
6.50%, 12/15/21 (Call 12/15/18)	27	27,693
7.13%, 01/15/26 (Call 11/15/20)(b)(c)	100	102,758
7.75%, 12/15/23 (Call 12/15/19)	25	26,524
PTT PCL,
4.50%, 10/25/42(d)	200	192,724

Security	Par (000)	Value
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	$250	$226,947
5.13%, 10/06/24 (Call 10/06/20)(b)	400	372,748
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	75	74,343
5.38%, 10/01/22 (Call 07/01/22)	50	50,809
5.63%, 03/01/26 (Call 12/01/25)	50	48,156
6.88%, 03/01/21	50	53,133
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	100	92,841
5.00%, 08/15/22 (Call 05/15/22)	25	24,466
5.00%, 03/15/23 (Call 12/15/22)(c)	50	48,049
5.88%, 07/01/22 (Call 04/01/22)	47	47,470
Reliance Holdings USA Inc.,
5.40%, 02/14/22(d)	250	258,922
Resolute Energy Corp.,
8.50%, 05/01/20 (Call 08/31/18)	55	55,063
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	50	43,250
4.88%, 06/01/22 (Call 03/01/22)	50	46,813
5.85%, 01/15/44 (Call 07/15/43)	25	18,618
7.38%, 06/15/25 (Call 03/15/25)	100	96,427
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 08/31/18)(b)	100	61,897
8.00%, 06/15/20 (Call 06/15/19)(b)	25	24,750
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 08/31/18)(c)	150	103,254
7.75%, 06/15/21 (Call 08/31/18)	40	34,645
Sasol Financing International Ltd.,
4.50%, 11/14/22	200	196,774
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	75	72,130
6.75%, 05/01/23 (Call 08/31/18)(b)	25	25,856
6.88%, 06/30/23 (Call 08/31/18)(b)	100	104,169
Shelf Drilling Holdings Ltd.,
8.25%, 02/15/25 (Call 02/15/21)(b)	105	107,157
Shell International Finance BV
1.38%, 09/12/19	25	24,604
1.75%, 09/12/21	280	268,920
1.88%, 05/10/21	75	72,718
2.13%, 05/11/20	555	547,696
2.25%, 11/10/20	125	122,931
2.25%, 01/06/23	59	56,546
2.38%, 08/21/22	25	24,227
2.50%, 09/12/26	125	115,922
2.88%, 05/10/26	50	47,661
3.25%, 05/11/25	325	319,605
3.40%, 08/12/23	142	142,417
3.63%, 08/21/42	25	23,241
3.75%, 09/12/46	60	57,022
4.00%, 05/10/46	125	123,476
4.13%, 05/11/35	40	41,016
4.30%, 09/22/19	325	330,466
4.38%, 03/25/20	280	286,588
4.38%, 05/11/45	561	587,154
4.55%, 08/12/43	50	53,649
5.50%, 03/25/40	107	127,230
6.38%, 12/15/38	175	228,879
Sinopec Capital 2013 Ltd.,
3.13%, 04/24/23(d)	200	192,984
Sinopec Group Overseas Development 2012 Ltd.,
3.90%, 05/17/22(b)	200	200,646
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 04/10/24(d)	400	408,100

195

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 04/28/20(d)	$200	$196,764
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(d)	200	190,382
2.75%, 09/29/26(d)	200	180,834
3.50%, 05/03/26(d)	200	191,380
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20(d)	200	196,474
2.50%, 09/13/22(d)	250	237,642
3.63%, 04/12/27(d)	200	192,246
4.25%, 04/12/47(d)	400	381,908
SM Energy Co.
5.00%, 01/15/24 (Call 08/31/18)	50	48,096
5.63%, 06/01/25 (Call 06/01/20)	50	48,721
6.13%, 11/15/22 (Call 11/15/18)	175	179,440
6.50%, 01/01/23 (Call 07/01/19)	25	25,393
6.75%, 09/15/26 (Call 09/15/21)(c)	50	50,990
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	23,906
6.20%, 01/23/25 (Call 10/23/24)	100	98,634
7.50%, 04/01/26 (Call 04/01/21)	50	51,651
7.75%, 10/01/27 (Call 10/01/22)(c)	50	52,095
SRC Energy Inc.,
6.25%, 12/01/25 (Call 12/01/20)	75	75,592
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	85	81,235
5.95%, 12/01/34	75	87,444
6.50%, 06/15/38	60	74,789
6.85%, 06/01/39	50	64,738
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 02/15/21)(b)	100	95,375
5.88%, 03/15/28 (Call 03/15/23)(b)	75	70,627
Tosco Corp.,
8.13%, 02/15/30	50	66,620
Total Capital International SA
2.70%, 01/25/23	50	48,680
2.75%, 06/19/21	50	49,545
2.88%, 02/17/22	175	173,105
3.70%, 01/15/24	15	15,149
3.75%, 04/10/24	155	156,862
Total Capital SA,
4.45%, 06/24/20	120	123,166
Transocean Guardian Ltd.,
5.88%, 01/15/24 (Call 07/15/21)(b)	15	15,144
Transocean Inc.
6.80%, 03/15/38	50	41,792
7.50%, 01/15/26 (Call 01/15/21)(b)	50	51,200
7.50%, 04/15/31(c)	125	117,201
8.38%, 12/15/21	150	160,506
9.00%, 07/15/23 (Call 07/15/20)(b)	100	108,001
Transocean Pontus Ltd.,
6.13%, 08/01/25 (Call 08/01/21)(b)	10	10,177
Trinidad Drilling Ltd.,
6.63%, 02/15/25 (Call 02/15/20)(b)	30	29,122
Tullow Oil PLC,
6.25%, 04/15/22 (Call 04/15/19)(b)	200	198,820
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(b)(c)	50	32,407
7.13%, 04/15/25 (Call 04/15/20)(b)(c)	75	45,000
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	510	486,596
4.90%, 03/15/45	160	165,821
6.13%, 02/01/20	25	25,975
6.63%, 06/15/37	25	30,488
7.50%, 04/15/32	7	9,003

Security	Par (000)	Value
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23 (Call 10/15/20)(b)	$100	$92,501
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	119	121,543
6.25%, 04/01/23 (Call 01/01/23)(c)	50	51,894
6.63%, 01/15/26 (Call 10/15/25)	80	82,650
WildHorse Resource Development Corp.,
6.88%, 02/01/25 (Call 02/01/20)	70	70,899
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	149,944
3.70%, 09/15/26 (Call 06/15/26)(b)	100	95,589
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	100	99,605
5.75%, 06/01/26 (Call 06/01/21)	15	15,056
6.00%, 01/15/22 (Call 10/15/21)	69	71,769
8.25%, 08/01/23 (Call 06/01/23)	25	28,331
YPF SA
6.95%, 07/21/27(d)	50	44,575
8.50%, 07/28/25(d)	1	998
8.75%, 04/04/24(d)	200	202,072

		61,820,425
OIL & GAS SERVICES — 0.2%
Apergy Corp.,
6.38%, 05/01/26 (Call 05/01/21)(b)	40	40,810
Baker Hughes a GE Co. LLC,
5.13%, 09/15/40	115	122,795
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	25	24,245
4.08%, 12/15/47 (Call 06/15/47)	60	55,136
Baker Hughes a GE Co. LLC/Baker, Hughes Co-Obligor Inc.,
3.34%, 12/15/27 (Call 09/15/27)	50	47,180
Calfrac Holdings LP,
8.50%, 06/15/26 (Call 06/15/21)(b)	85	81,994
COSL Singapore Capital Ltd.,
4.50%, 07/30/25(d)	200	197,934
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/21)(b)	65	64,882
Exterran Energy Solutions LP/EES Finance Corp.,
8.13%, 05/01/25 (Call 05/01/20)	100	105,356
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	75	74,762
3.80%, 11/15/25 (Call 08/15/25)	225	223,598
4.75%, 08/01/43 (Call 02/01/43)	35	36,188
4.85%, 11/15/35 (Call 05/15/35)	75	78,884
5.00%, 11/15/45 (Call 05/15/45)	460	496,207
6.70%, 09/15/38	125	154,954
KCA Deutag UK Finance PLC,
9.88%, 04/01/22 (Call 04/01/20)(b)	200	207,500
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.,
10.63%, 05/01/24 (Call 05/01/21)(b)	95	98,646
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	236	225,800
3.95%, 12/01/42 (Call 06/01/42)	40	34,272
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	23,854
6.00%, 02/01/28 (Call 11/01/27)	50	49,844
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	500	487,235
2.65%, 11/20/22 (Call 10/20/22)(b)	250	242,307
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(b)	195	193,417
4.00%, 12/21/25 (Call 09/21/25)(b)	180	180,104

196

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(b)	$125	$124,759
3.65%, 12/01/23 (Call 09/01/23)	13	13,098
SESI LLC
7.13%, 12/15/21 (Call 08/31/18)	25	25,575
7.75%, 09/15/24 (Call 09/15/20)	25	25,802
Transocean Phoenix 2 Ltd.,
7.75%, 10/15/24 (Call 10/15/20)(b)	43	45,082
Transocean Proteus Ltd.,
6.25%, 12/01/24 (Call 12/01/20)(b)	85	86,541
USA Compression Partners LP/USA Compression Finance Corp.,
6.88%, 04/01/26 (Call 04/01/21)(b)	65	66,844
Weatherford International LLC,
9.88%, 03/01/25 (Call 12/01/24)(b)(c)	75	76,066
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	200	185,080
5.95%, 04/15/42 (Call 10/17/41)	25	18,551
6.75%, 09/15/40	25	19,765
7.00%, 03/15/38	100	80,647
7.75%, 06/15/21 (Call 05/15/21)(c)	100	102,970
8.25%, 06/15/23 (Call 03/15/23)(c)	45	44,708
9.88%, 02/15/24 (Call 11/15/23)	125	126,879

		4,590,271
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA Inc.,
4.50%, 05/15/28 (Call 02/15/28)(b)	100	100,296
ARD Finance SA (7.88% PIK),
7.13%, 09/15/23 (Call 09/15/19)(e)	200	202,390
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 02/15/25 (Call 02/15/20)(b)	200	195,232
7.25%, 05/15/24 (Call 05/15/19)(b)	200	208,288
Ball Corp.
4.00%, 11/15/23	100	97,381
4.38%, 12/15/20	50	50,680
4.88%, 03/15/26 (Call 12/15/25)	100	99,623
5.00%, 03/15/22	100	103,119
5.25%, 07/01/25	100	102,578
Bemis Co. Inc.,
3.10%, 09/15/26 (Call 06/15/26)	25	22,764
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	65	60,592
5.13%, 07/15/23 (Call 08/31/18)	50	49,704
5.50%, 05/15/22 (Call 08/31/18)	75	76,205
6.00%, 10/15/22 (Call 10/15/18)	50	51,288
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	75	73,250
7.25%, 04/15/25 (Call 04/15/20)(b)	200	195,324
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23	75	74,289
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	75	67,943
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/21)(b)	100	94,423
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(b)	50	48,604
7.88%, 07/15/26 (Call 07/15/21)(b)	30	30,182
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	51	49,472
4.88%, 11/15/22 (Call 08/15/22)	25	25,188

Security	Par (000)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	$75	$75,014
5.88%, 08/15/23(b)	150	152,148
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	50	49,030
4.50%, 11/01/23 (Call 08/01/23)	100	103,174
Pactiv LLC,
7.95%, 12/15/25	25	27,271
Plastipak Holdings Inc.,
6.25%, 10/15/25 (Call 10/15/20)(b)	100	91,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(b)	215	213,686
5.75%, 10/15/20 (Call 08/31/18)	97	97,204
7.00%, 07/15/24 (Call 07/15/19)(b)	150	152,416
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	100	100,799
5.13%, 12/01/24 (Call 09/01/24)(b)	100	100,791
5.25%, 04/01/23 (Call 01/01/23)(b)	100	101,969
5.50%, 09/15/25 (Call 06/15/25)(b)	75	77,095
6.88%, 07/15/33(b)	25	27,085
Sonoco Products Co.,
5.75%, 11/01/40 (Call 05/01/40)	25	27,657
W/S Packaging Holdings Inc.,
9.00%, 04/15/23 (Call 04/15/20)(b)	25	25,500
WestRock MWV LLC
7.95%, 02/15/31	60	78,503
8.20%, 01/15/30	75	98,119
WestRock RKT Co.,
4.90%, 03/01/22	50	52,016

		3,730,042
PHARMACEUTICALS — 1.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	75	72,980
2.50%, 05/14/20 (Call 04/14/20)	435	430,050
2.90%, 11/06/22	225	219,006
3.20%, 11/06/22 (Call 09/06/22)	145	142,684
3.20%, 05/14/26 (Call 02/14/26)	275	257,944
3.60%, 05/14/25 (Call 02/14/25)	235	229,539
4.30%, 05/14/36 (Call 11/14/35)	65	62,249
4.40%, 11/06/42	325	307,898
4.45%, 05/14/46 (Call 11/14/45)	130	123,896
4.50%, 05/14/35 (Call 11/14/34)	135	132,841
4.70%, 05/14/45 (Call 11/14/44)	250	246,367
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	45	43,922
4.63%, 10/01/42 (Call 04/01/42)	50	47,323
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	690	687,157
3.45%, 03/15/22 (Call 01/15/22)	675	666,738
3.80%, 03/15/25 (Call 12/15/24)	732	718,385
4.55%, 03/15/35 (Call 09/15/34)	550	536,503
4.75%, 03/15/45 (Call 09/15/44)	50	49,377
4.85%, 06/15/44 (Call 12/15/43)	175	173,395
Allergan Inc./U.S.,
2.80%, 03/15/23 (Call 12/15/22)	175	166,267
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	94,743
3.40%, 05/15/24 (Call 02/15/24)	50	48,745
3.45%, 12/15/27 (Call 09/15/27)	125	115,785
4.25%, 03/01/45 (Call 09/01/44)	20	17,721
4.30%, 12/15/47 (Call 06/15/47)	75	67,111
AstraZeneca PLC
1.95%, 09/18/19	25	24,720
2.38%, 11/16/20	345	338,517

197

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.38%, 06/12/22 (Call 05/12/22)	$25	$24,027
3.38%, 11/16/25	400	387,500
4.00%, 09/18/42	125	119,297
4.38%, 11/16/45	125	126,294
6.45%, 09/15/37	300	375,657
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/18)(b)	100	94,756
5.50%, 11/01/25 (Call 11/01/20)(b)	105	105,313
5.63%, 12/01/21 (Call 08/31/18)(b)	150	148,690
5.88%, 05/15/23 (Call 08/31/18)(b)	280	268,867
6.13%, 04/15/25 (Call 04/15/20)(b)	325	303,989
6.50%, 03/15/22 (Call 03/15/19)(b)	105	109,472
7.00%, 03/15/24 (Call 03/15/20)(b)	200	212,398
7.50%, 07/15/21 (Call 08/31/18)(b)	100	102,015
9.00%, 12/15/25 (Call 12/15/21)(b)	140	148,253
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (Call 11/15/23)(b)	250	250,742
4.20%, 07/15/34 (Call 01/15/34)(b)	150	142,876
4.38%, 12/15/28 (Call 09/15/28)(b)	250	252,737
4.40%, 07/15/44 (Call 01/15/44)(b)	179	171,767
4.70%, 07/15/64 (Call 01/15/64)(b)	75	68,345
4.88%, 06/25/48 (Call 12/25/47)(b)	200	206,602
Bristol-Myers Squibb Co.
2.00%, 08/01/22	132	125,651
3.25%, 02/27/27	275	267,847
3.25%, 08/01/42	50	43,732
4.50%, 03/01/44 (Call 09/01/43)	100	106,779
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	235	224,676
3.08%, 06/15/24 (Call 04/15/24)	125	117,859
3.41%, 06/15/27 (Call 03/15/27)	145	134,087
3.75%, 09/15/25 (Call 06/15/25)	150	144,426
4.37%, 06/15/47 (Call 12/15/46)	300	266,067
4.60%, 03/15/43	50	46,227
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	375	362,224
2.25%, 08/12/19 (Call 07/12/19)	285	283,276
2.75%, 12/01/22 (Call 09/01/22)	250	239,972
2.80%, 07/20/20 (Call 06/20/20)	275	272,462
2.88%, 06/01/26 (Call 03/01/26)	255	233,685
3.13%, 03/09/20	100	99,970
3.35%, 03/09/21	300	299,829
3.38%, 08/12/24 (Call 05/12/24)(c)	100	96,470
3.50%, 07/20/22 (Call 05/20/22)	225	223,654
3.70%, 03/09/23 (Call 02/09/23)	375	373,395
3.88%, 07/20/25 (Call 04/20/25)	65	64,026
4.00%, 12/05/23 (Call 09/05/23)	160	160,334
4.30%, 03/25/28 (Call 12/25/27)	275	275,091
4.78%, 03/25/38 (Call 09/25/37)	650	654,277
4.88%, 07/20/35 (Call 01/20/35)	210	213,419
5.05%, 03/25/48 (Call 09/25/47)	775	802,598
5.13%, 07/20/45 (Call 01/20/45)	180	187,283
5.30%, 12/05/43 (Call 06/05/43)	50	53,112
Eli Lilly & Co.
2.35%, 05/15/22	15	14,614
2.75%, 06/01/25 (Call 03/01/25)	250	238,290
3.10%, 05/15/27 (Call 02/15/27)	140	134,830
3.70%, 03/01/45 (Call 09/01/44)	100	95,154
3.95%, 05/15/47 (Call 11/15/46)	25	24,908
5.55%, 03/15/37	20	23,987

Security	Par (000)	Value
EMD Finance LLC,
3.25%, 03/19/25 (Call 12/19/24)(b)	$200	$192,808
Endo Dac/Endo Finance LLC/Endo Finco Inc.,
6.00%, 02/01/25 (Call 02/01/20)(b)	200	159,792
Endo Finance LLC,
5.75%, 01/15/22 (Call 08/31/18)(b)(c)	50	45,923
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/18)(b)	200	168,962
7.25%, 01/15/22 (Call 08/31/18)(b)	50	47,299
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	25	23,841
3.40%, 03/01/27 (Call 12/01/26)	60	55,719
3.50%, 06/15/24 (Call 03/15/24)	50	48,291
3.90%, 02/15/22	275	275,564
4.50%, 02/25/26 (Call 11/27/25)	260	261,209
4.75%, 11/15/21	110	113,451
4.80%, 07/15/46 (Call 01/15/46)	325	313,420
6.13%, 11/15/41	5	5,576
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	34,119
3.13%, 05/14/21	250	250,217
3.38%, 05/15/23	250	248,887
3.63%, 05/15/25	210	210,437
3.88%, 05/15/28	250	253,240
4.20%, 03/18/43	25	25,292
5.38%, 04/15/34	25	28,680
6.38%, 05/15/38	234	304,921
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	150	147,580
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.,
7.50%, 10/01/24 (Call 10/01/19)(b)	30	31,538
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	200	194,644
1.95%, 11/10/20	3	2,946
2.05%, 03/01/23 (Call 01/01/23)	50	47,880
2.45%, 03/01/26 (Call 12/01/25)	255	240,200
2.63%, 01/15/25 (Call 11/15/24)	50	48,187
2.90%, 01/15/28 (Call 10/15/27)	7	6,707
2.95%, 03/03/27 (Call 12/03/26)	60	58,055
3.38%, 12/05/23	150	151,537
3.50%, 01/15/48 (Call 07/15/47)	10	9,416
3.55%, 03/01/36 (Call 09/01/35)	125	121,352
3.63%, 03/03/37 (Call 09/03/36)	140	136,903
3.70%, 03/01/46 (Call 09/01/45)	450	438,831
3.75%, 03/03/47 (Call 09/03/46)	200	196,816
4.38%, 12/05/33 (Call 06/05/33)	45	48,568
5.95%, 08/15/37	85	109,070
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	150	148,323
3.95%, 02/16/28 (Call 11/16/27)(c)	80	77,433
Mead Johnson Nutrition Co.
3.00%, 11/15/20	67	66,518
4.13%, 11/15/25 (Call 08/15/25)	225	229,975
4.90%, 11/01/19	2	2,046
Merck & Co. Inc.
2.35%, 02/10/22	140	136,578
2.40%, 09/15/22 (Call 06/15/22)	145	140,747
2.75%, 02/10/25 (Call 11/10/24)	425	409,334
2.80%, 05/18/23	150	146,827
3.70%, 02/10/45 (Call 08/10/44)	165	159,646
3.88%, 01/15/21 (Call 10/15/20)	30	30,519
4.15%, 05/18/43	150	155,358

198

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(b)	$300	$295,536
5.40%, 11/29/43 (Call 05/29/43)	43	42,899
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	140	138,568
3.95%, 06/15/26 (Call 03/15/26)	200	192,262
5.25%, 06/15/46 (Call 12/15/45)	245	243,258
Novartis Capital Corp.
1.80%, 02/14/20	50	49,207
2.40%, 05/17/22 (Call 04/17/22)	380	368,851
2.40%, 09/21/22	100	96,619
3.00%, 11/20/25 (Call 08/20/25)	100	96,593
3.10%, 05/17/27 (Call 02/17/27)	200	192,760
3.40%, 05/06/24	60	59,820
4.00%, 11/20/45 (Call 05/20/45)	50	50,653
4.40%, 05/06/44	205	221,006
NVA Holdings Inc./United States,
6.88%, 04/01/26 (Call 04/01/21)(b)	25	24,927
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	194,334
4.38%, 03/15/26 (Call 12/15/25)	200	196,114
Pfizer Inc.
1.70%, 12/15/19	270	265,999
2.20%, 12/15/21	100	97,431
2.75%, 06/03/26	125	118,789
3.00%, 06/15/23	173	171,611
3.00%, 12/15/26	259	249,917
3.40%, 05/15/24	50	50,254
4.00%, 12/15/36	20	20,318
4.13%, 12/15/46	150	153,805
4.30%, 06/15/43	65	67,553
4.40%, 05/15/44	125	132,635
5.60%, 09/15/40	25	29,580
5.80%, 08/12/23	350	388,976
7.20%, 03/15/39	235	328,887
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	100	100,131
3.63%, 06/19/28 (Call 03/19/28)	100	99,935
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	350	345,282
2.40%, 09/23/21 (Call 08/23/21)	457	440,617
2.88%, 09/23/23 (Call 07/23/23)	335	316,622
3.20%, 09/23/26 (Call 06/23/26)	248	229,016
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	184,120
Series 2,
3.65%, 11/10/21	50	48,149
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	80	81,951
Teva Pharmaceutical Finance IV LLC,
2.25%, 03/18/20	125	121,545
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	250	245,247
2.20%, 07/21/21	275	256,228
2.80%, 07/21/23	295	266,568
3.15%, 10/01/26	250	212,420
4.10%, 10/01/46	270	202,254
6.75%, 03/01/28 (Call 12/01/27)(c)	200	213,482
Valeant Pharmaceuticals International Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	10	10,282
9.25%, 04/01/26 (Call 04/01/22)(b)	125	132,954
Wyeth LLC,
5.95%, 04/01/37	335	412,680

Security	Par (000)	Value
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	$90	$83,983
3.25%, 02/01/23 (Call 11/01/22)	50	49,176
3.45%, 11/13/20 (Call 10/13/20)	30	30,064
3.95%, 09/12/47 (Call 03/12/47)	75	70,432
4.50%, 11/13/25 (Call 08/13/25)	205	212,796
4.70%, 02/01/43 (Call 08/01/42)	50	52,040

		32,263,989
PIPELINES — 1.0%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%, 11/02/47(d)	200	194,008
American Midstream Partners LP/American Midstream Finance Corp.,
9.25%, 12/15/21 (Call 12/15/18)(b)	95	94,429
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	63	61,896
5.20%, 12/01/47 (Call 06/01/47)	25	24,960
5.25%, 01/15/25 (Call 01/15/21)	280	289,481
5.50%, 10/15/19 (Call 09/15/19)	25	25,558
6.25%, 10/15/22 (Call 10/15/18)	37	38,341
6.38%, 05/01/24 (Call 05/01/19)	125	132,979
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.38%, 09/15/24 (Call 09/15/19)	50	50,322
APT Pipelines Ltd.,
4.20%, 03/23/25 (Call 12/23/24)(b)	75	74,076
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22 (Call 08/31/18)(b)	25	25,364
Boardwalk Pipelines LP,
5.95%, 06/01/26 (Call 03/01/26)	135	144,250
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	50	45,694
4.15%, 07/01/23 (Call 04/01/23)	75	74,149
5.60%, 10/15/44 (Call 04/15/44)	50	45,270
6.38%, 01/22/78 (Call 01/22/23)(a)(f)	50	46,007
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	85	85,236
5.88%, 03/31/25 (Call 10/02/24)	170	179,236
7.00%, 06/30/24 (Call 01/01/24)	100	109,750
Cheniere Energy Partners LP,
5.25%, 10/01/25 (Call 10/01/20)	180	179,100
Colonial Pipeline Co.,
3.75%, 10/01/25 (Call 07/01/25)(b)	50	49,906
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	100	101,260
6.25%, 04/01/23 (Call 08/31/18)	100	102,296
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	100	97,377
4.75%, 09/30/21 (Call 06/30/21)(b)	50	50,625
4.95%, 04/01/22 (Call 01/01/22)	25	25,357
5.35%, 03/15/20(b)	175	179,536
5.38%, 07/15/25 (Call 04/15/25)	30	30,628
5.60%, 04/01/44 (Call 10/01/43)	50	47,884
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(f)	75	68,680
6.75%, 09/15/37(b)	50	53,752
8.13%, 08/16/30	25	30,127
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
6.75%, 05/15/25 (Call 05/15/20)	6	6,046
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	200	192,914
4.40%, 03/15/27 (Call 12/15/26)	25	24,117
4.95%, 05/15/28 (Call 02/15/28)	80	80,118
5.00%, 05/15/44 (Call 11/15/43)	25	22,956

199

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	$80	$81,454
5.50%, 09/15/40 (Call 03/15/40)	30	31,748
5.88%, 10/15/25 (Call 07/15/25)	105	114,953
Series B,
7.50%, 04/15/38	10	12,506
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	100	97,532
3.70%, 07/15/27 (Call 04/15/27)	65	62,871
4.25%, 12/01/26 (Call 09/01/26)	40	40,315
5.50%, 12/01/46 (Call 05/29/46)	55	61,149
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	110	107,273
5.50%, 06/01/27 (Call 03/01/27)	100	102,465
5.88%, 01/15/24 (Call 10/15/23)	50	52,122
7.50%, 10/15/20	150	160,287
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	244,975
4.05%, 03/15/25 (Call 12/15/24)	100	97,867
4.75%, 01/15/26 (Call 10/15/25)	100	101,219
4.90%, 03/15/35 (Call 09/15/34)	390	364,669
5.15%, 02/01/43 (Call 08/01/42)	55	50,880
5.15%, 03/15/45 (Call 09/15/44)	100	92,911
5.20%, 02/01/22 (Call 11/01/21)	400	416,284
5.30%, 04/15/47 (Call 10/15/46)	40	37,986
6.13%, 12/15/45 (Call 06/15/45)	190	196,525
6.50%, 02/01/42 (Call 08/01/41)	215	231,873
7.50%, 07/01/38	50	59,047
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	25,808
5.88%, 03/01/22 (Call 12/01/21)	260	274,760
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	38	35,587
4.40%, 04/01/24 (Call 01/01/24)	150	144,021
4.85%, 07/15/26 (Call 04/15/26)	75	71,989
5.05%, 04/01/45 (Call 10/01/44)	250	207,557
5.60%, 04/01/44 (Call 10/01/43)	50	43,172
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	15	14,914
2.85%, 04/15/21 (Call 03/15/21)	30	29,633
3.35%, 03/15/23 (Call 12/15/22)	525	518,369
3.70%, 02/15/26 (Call 11/15/25)	50	49,350
3.75%, 02/15/25 (Call 11/15/24)	150	149,958
3.95%, 02/15/27 (Call 11/15/26)(c)	130	129,583
4.25%, 02/15/48 (Call 08/15/47)	250	236,620
4.45%, 02/15/43 (Call 08/15/42)	10	9,706
4.85%, 08/15/42 (Call 02/15/42)	126	128,749
4.85%, 03/15/44 (Call 09/15/43)	240	246,761
4.90%, 05/15/46 (Call 11/15/45)	175	180,645
4.95%, 10/15/54 (Call 04/15/54)	50	49,869
5.10%, 02/15/45 (Call 08/15/44)	70	73,976
5.20%, 09/01/20	40	41,582
5.70%, 02/15/42	20	22,650
6.45%, 09/01/40	25	30,214
7.55%, 04/15/38	65	86,614
Series H,
6.65%, 10/15/34	25	30,401
Series J,
5.75%, 03/01/35	100	109,327
EQT Midstream Partners LP
5.50%, 07/15/28 (Call 04/15/28)	100	102,274
Series 5Y,
4.75%, 07/15/23 (Call 06/15/23)	100	100,682

Security	Par (000)	Value
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 08/31/18)	$75	$74,074
6.25%, 05/15/26 (Call 02/15/21)	100	94,206
6.50%, 10/01/25 (Call 10/01/20)	25	24,217
6.75%, 08/01/22 (Call 08/31/18)	100	102,006
Gulfstream Natural Gas System LLC,
4.60%, 09/15/25 (Call 06/15/25)(b)	50	51,268
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.00%, 08/01/24 (Call 08/01/19)(b)	50	51,172
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	25	24,439
3.95%, 09/01/22 (Call 06/01/22)	50	50,225
4.15%, 02/01/24 (Call 11/01/23)	50	50,258
5.00%, 10/01/21 (Call 07/01/21)	25	25,966
5.00%, 03/01/43 (Call 09/01/42)	10	9,638
5.30%, 09/15/20	100	103,762
5.40%, 09/01/44 (Call 03/01/44)	50	50,639
5.50%, 03/01/44 (Call 09/01/43)	60	61,528
6.85%, 02/15/20	25	26,285
6.95%, 01/15/38	175	206,797
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	499,680
3.15%, 01/15/23 (Call 12/15/22)	109	105,808
4.30%, 06/01/25 (Call 03/01/25)	650	655,544
4.30%, 03/01/28 (Call 12/01/27)	150	148,828
5.05%, 02/15/46 (Call 08/15/45)	86	84,816
5.30%, 12/01/34 (Call 06/01/34)	175	177,935
5.55%, 06/01/45 (Call 12/01/44)	425	446,620
7.75%, 01/15/32	7	8,664
7.80%, 08/01/31	75	92,518
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	47,394
4.20%, 12/01/42 (Call 06/01/42)	25	22,275
4.20%, 10/03/47 (Call 04/03/47)	80	75,438
5.00%, 03/01/26 (Call 12/01/25)	50	53,114
5.15%, 10/15/43 (Call 04/15/43)	25	26,273
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
7.25%, 02/15/21 (Call 08/31/18)	15	14,824
Midcontinent Express Pipeline LLC,
6.70%, 09/15/19(b)	25	25,615
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	30	29,657
4.00%, 03/15/28 (Call 12/15/27)	50	48,410
4.13%, 03/01/27 (Call 12/01/26)	150	147,282
4.50%, 04/15/38 (Call 10/15/37)	100	94,842
4.70%, 04/15/48 (Call 10/15/47)	100	94,971
4.88%, 12/01/24 (Call 09/01/24)	490	507,728
4.88%, 06/01/25 (Call 03/01/25)	10	10,382
4.90%, 04/15/58 (Call 10/15/57)	50	46,510
5.20%, 03/01/47 (Call 09/01/46)	140	142,125
5.50%, 02/15/23 (Call 08/31/18)	157	159,788
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	40	40,105
4.88%, 08/15/27 (Call 02/15/27)(b)	100	99,982
7.77%, 12/15/37(b)	75	91,538
NuStar Logistics LP,
5.63%, 04/28/27 (Call 01/28/27)	50	48,980
Oleoducto Central SA,
4.00%, 05/07/21(c)(d)	400	400,224
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	115	112,974
4.25%, 02/01/22 (Call 11/01/21)	25	25,389
4.55%, 07/15/28 (Call 04/15/28)	100	102,171

200

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.95%, 07/13/47 (Call 01/06/47)	$25	$25,366
5.20%, 07/15/48 (Call 01/15/48)	75	78,505
7.50%, 09/01/23 (Call 06/01/23)	60	68,932
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	205	201,880
4.90%, 03/15/25 (Call 12/15/24)	50	52,268
5.00%, 09/15/23 (Call 06/15/23)	200	209,268
6.20%, 09/15/43 (Call 03/15/43)	60	67,556
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 08/31/18)	25	25,460
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	94,318
3.75%, 03/01/28 (Call 12/01/27)	75	71,304
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	150	148,410
3.60%, 11/01/24 (Call 08/01/24)	250	239,420
3.65%, 06/01/22 (Call 03/01/22)	89	87,646
4.30%, 01/31/43 (Call 07/31/42)	25	21,390
4.50%, 12/15/26 (Call 09/15/26)	350	347,518
4.65%, 10/15/25 (Call 07/15/25)	160	161,027
5.00%, 02/01/21 (Call 11/01/20)	45	46,111
5.15%, 06/01/42 (Call 12/01/41)	275	260,117
5.75%, 01/15/20	130	134,043
Rockies Express Pipeline LLC
5.63%, 04/15/20(b)	50	51,418
6.88%, 04/15/40(b)	50	58,183
7.50%, 07/15/38(b)	25	30,007
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	11	10,775
5.00%, 03/15/27 (Call 09/15/26)	150	154,753
5.63%, 02/01/21 (Call 11/01/20)	100	104,551
5.63%, 04/15/23 (Call 01/15/23)	250	266,550
5.63%, 03/01/25 (Call 12/01/24)	286	306,377
5.75%, 05/15/24 (Call 02/15/24)	100	107,814
5.88%, 06/30/26 (Call 12/31/25)	195	212,191
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	51	48,989
7.25%, 03/15/26 (Call 03/15/21)	50	49,882
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	75	70,751
3.50%, 03/15/25 (Call 12/15/24)	100	96,279
4.50%, 03/15/45 (Call 09/15/44)	40	38,131
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/31/18)	50	49,696
5.75%, 04/15/25 (Call 04/15/20)	70	67,368
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	65	61,986
5.35%, 05/15/45 (Call 11/15/44)	150	142,299
5.40%, 10/01/47 (Call 04/01/47)	50	48,177
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(b)	50	51,411
5.50%, 01/15/28 (Call 01/15/23)(b)	130	130,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/18)	20	20,010
4.25%, 11/15/23 (Call 08/31/18)	50	48,150
5.00%, 01/15/28 (Call 01/15/23)(b)	100	94,507
5.13%, 02/01/25 (Call 02/01/20)	95	95,167

Security	Par (000)	Value
5.25%, 05/01/23 (Call 08/31/18)	$25	$25,197
5.38%, 02/01/27 (Call 02/01/22)	25	24,696
5.88%, 04/15/26 (Call 04/15/21)(b)	70	71,495
6.75%, 03/15/24 (Call 09/15/19)	25	26,347
TC PipeLines LP,
4.38%, 03/13/25 (Call 12/13/24)	25	24,728
Texas Eastern Transmission LP,
4.15%, 01/15/48 (Call 07/15/47)(b)	230	207,869
TransCanada PipeLines Ltd.
2.13%, 11/15/19	55	54,381
2.50%, 08/01/22	185	177,905
4.25%, 05/15/28 (Call 02/15/28)	100	101,213
4.63%, 03/01/34 (Call 12/01/33)	50	50,491
4.75%, 05/15/38 (Call 11/15/37)	100	102,746
4.88%, 01/15/26 (Call 10/15/25)	105	110,452
5.00%, 10/16/43 (Call 04/16/43)	15	15,618
5.85%, 03/15/36	50	56,697
6.20%, 10/15/37	15	17,702
7.63%, 01/15/39	415	557,312
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	95,812
4.60%, 03/15/48 (Call 09/15/47)(b)	25	24,587
5.40%, 08/15/41 (Call 02/15/41)	15	16,322
7.85%, 02/01/26 (Call 11/01/25)	87	106,414
Valero Energy Partners LP,
4.50%, 03/15/28 (Call 12/15/27)	15	14,969
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	100	95,905
4.65%, 07/01/26 (Call 04/01/26)	50	49,754
5.30%, 03/01/48 (Call 09/01/47)	100	95,588
5.38%, 06/01/21 (Call 03/01/21)	50	51,794
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	75	73,319
4.55%, 06/24/24 (Call 03/24/24)	160	161,602
5.75%, 06/24/44 (Call 12/24/43)	100	107,060
7.88%, 09/01/21	50	55,610
Series A,
7.50%, 01/15/31	25	30,171
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	95	93,360
3.60%, 03/15/22 (Call 01/15/22)	255	254,051
3.75%, 06/15/27 (Call 03/15/27)	100	96,091
3.90%, 01/15/25 (Call 10/15/24)	100	98,662
4.00%, 09/15/25 (Call 06/15/25)	75	74,204
4.30%, 03/04/24 (Call 12/04/23)	250	252,450
4.90%, 01/15/45 (Call 07/15/44)	50	49,350
5.25%, 03/15/20	25	25,744
5.40%, 03/04/44 (Call 09/04/43)	15	15,641
5.80%, 11/15/43 (Call 05/15/43)	25	27,258
6.30%, 04/15/40	250	286,592

		23,375,972

PRIVATE EQUITY — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	25	24,892
5.00%, 03/15/48 (Call 09/15/47)(b)	75	72,928
KKR Group Finance Co. III LLC,
5.13%, 06/01/44 (Call 12/01/43)(b)	85	84,869

		182,689

REAL ESTATE — 0.3%
Brookfield Asset Management Inc.,
4.00%, 01/15/25 (Call 10/15/24)	25	24,529

201

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$200	$206,854
5.25%, 03/15/25 (Call 12/15/24)	10	10,489
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(d)	400	368,640
8.75%, 06/28/25 (Call 06/28/21)(d)	411	379,628
China Overseas Finance Cayman III Ltd.,
5.38%, 10/29/23(d)	600	625,728
China Overseas Finance Cayman VI Ltd.,
5.95%, 05/08/24(d)	200	214,606
Country Garden Holdings Co. Ltd.,
7.50%, 03/09/20 (Call 03/09/19)(d)	200	204,346
Crescent Communities LLC/Crescent Ventures Inc.,
8.88%, 10/15/21 (Call 08/01/18)(b)	43	45,422
CSCEC Finance Cayman II Ltd.,
2.70%, 06/14/21(d)	200	194,018
Ezdan Sukuk Co. Ltd.,
4.38%, 05/18/21(d)	400	333,248
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 11/15/20)(b)	25	25,375
Franshion Development Ltd.,
6.75%, 04/15/21(b)	200	211,094
GLP Pte Ltd.,
3.88%, 06/04/25(d)	200	184,284
Greystar Real Estate Partners LLC,
5.75%, 12/01/25 (Call 12/01/20)(b)	60	58,190
Howard Hughes Corp. (The),
5.38%, 03/15/25 (Call 03/15/20)(b)	100	97,836
Hunt Companies Inc.,
6.25%, 02/15/26 (Call 02/15/21)(b)	135	125,887
Kaisa Group Holdings Ltd.,
9.38%, 06/30/24 (Call 06/30/21)(d)	200	162,610
Kennedy-Wilson Inc.,
5.88%, 04/01/24 (Call 04/01/19)	132	129,045
KWG Property Holding Ltd.,
8.98%, 01/14/19 (Call 09/19/18)(d)	200	202,948
Mitsui Fudosan Co. Ltd.,
2.95%, 01/23/23 (Call 12/23/22)(b)	200	194,400
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.13%, 03/20/22 (Call 02/20/22)(b)	250	245,760
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	24,924
4.25%, 08/15/23 (Call 05/15/23)	125	128,604
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	50	46,542
5.25%, 12/01/21 (Call 08/31/18)(b)	25	25,030
Shimao Property Holdings Ltd.,
8.38%, 02/10/22 (Call 02/10/19)(d)	575	605,423
Shui On Development Holding Ltd.,
5.70%, 02/06/21(d)	200	199,980
Sino-Ocean Land Treasure Finance I Ltd.,
6.00%, 07/30/24(d)	200	204,116
Sun Hung Kai Properties Capital Market Ltd.,
3.63%, 01/16/23(d)	200	198,948
Swire Properties MTN Financing Ltd.,
3.63%, 01/13/26(d)	600	583,014
WeWork Companies Inc.,
7.88%, 05/01/25(b)	50	48,752

		6,310,270

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	5	4,783
4.50%, 07/30/29 (Call 04/30/29)	200	199,398
4.60%, 04/01/22 (Call 01/01/22)	90	92,581
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	75	74,713
3.63%, 11/15/27 (Call 08/15/27)	25	23,420
American Homes 4 Rent LP,
4.25%, 02/15/28 (Call 11/15/27)	95	91,116

Security	Par (000)	Value
American Tower Corp.
3.00%, 06/15/23	$90	$86,347
3.13%, 01/15/27 (Call 10/15/26)	200	181,340
3.30%, 02/15/21 (Call 01/15/21)	175	174,134
3.38%, 10/15/26 (Call 07/15/26)	75	69,916
3.45%, 09/15/21	150	149,560
3.50%, 01/31/23	190	186,916
3.55%, 07/15/27 (Call 04/15/27)	80	74,794
3.60%, 01/15/28 (Call 10/15/27)	100	93,635
4.00%, 06/01/25 (Call 03/01/25)	50	49,264
4.40%, 02/15/26 (Call 11/15/25)	25	25,063
4.70%, 03/15/22	25	25,764
5.00%, 02/15/24	25	26,156
5.90%, 11/01/21	25	26,614
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,263
2.95%, 05/11/26 (Call 02/11/26)	75	70,432
3.35%, 05/15/27 (Call 02/15/27)	50	47,948
3.45%, 06/01/25 (Call 03/03/25)	80	78,164
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	130	117,519
3.13%, 09/01/23 (Call 06/01/23)	50	48,553
3.65%, 02/01/26 (Call 11/03/25)	130	126,207
3.80%, 02/01/24 (Call 11/01/23)	100	99,369
3.85%, 02/01/23 (Call 11/01/22)	250	251,245
4.13%, 05/15/21 (Call 02/15/21)	23	23,387
5.88%, 10/15/19 (Call 07/15/19)	65	66,688
Brandywine Operating Partnership LP,
3.95%, 11/15/27 (Call 08/15/27)	125	118,707
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	23,895
3.65%, 06/15/24 (Call 04/15/24)	50	48,096
3.85%, 02/01/25 (Call 11/01/24)	40	38,650
3.88%, 08/15/22 (Call 06/15/22)	150	149,059
3.90%, 03/15/27 (Call 12/15/26)	155	146,942
4.13%, 06/15/26 (Call 03/15/26)	100	96,870
Camden Property Trust,
3.50%, 09/15/24 (Call 06/15/24)	100	97,335
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	60	49,899
5.25%, 12/01/23 (Call 09/01/23)(c)	75	66,370
5.95%, 12/15/26 (Call 09/15/26)(c)	50	43,127
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	200	198,270
Columbia Property Trust Operating Partnership LP,
3.65%, 08/15/26 (Call 05/15/26)	100	92,905
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	50	44,825
5.00%, 10/15/22 (Call 07/15/22)	50	49,917
Corporate Office Properties LP,
5.00%, 07/01/25 (Call 04/01/25)	80	81,193
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	175	167,935
3.15%, 07/15/23 (Call 06/15/23)	25	23,993
3.40%, 02/15/21 (Call 01/15/21)	10	9,967
3.65%, 09/01/27 (Call 06/01/27)	90	84,502
3.70%, 06/15/26 (Call 03/15/26)	150	143,034
3.80%, 02/15/28 (Call 11/15/27)	25	23,789
4.45%, 02/15/26 (Call 11/15/25)	50	50,144
4.88%, 04/15/22	199	205,209
5.25%, 01/15/23	90	94,459

202

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CTR Partnership LP/CareTrust Capital Corp.,
5.25%, 06/01/25 (Call 06/01/20)	$75	$72,907
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	100	100,376
5.38%, 03/15/27 (Call 03/15/22)	50	49,664
DDR Corp.,
3.63%, 02/01/25 (Call 11/01/24)	155	147,357
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	50	47,756
3.95%, 07/01/22 (Call 05/01/22)	270	271,912
4.75%, 10/01/25 (Call 07/01/25)	50	51,421
Duke Realty LP,
4.38%, 06/15/22 (Call 03/15/22)	225	230,663
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	50	47,643
4.75%, 12/15/26 (Call 09/15/26)	25	24,457
5.75%, 08/15/22 (Call 05/15/22)	40	41,934
Equinix Inc.
5.38%, 01/01/22 (Call 08/31/18)	75	77,531
5.38%, 04/01/23 (Call 08/31/18)	125	128,220
5.38%, 05/15/27 (Call 05/15/22)	100	100,809
5.75%, 01/01/25 (Call 01/01/20)	50	51,562
5.88%, 01/15/26 (Call 01/15/21)	125	129,194
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	54	50,133
3.25%, 08/01/27 (Call 05/01/27)	50	47,521
4.50%, 07/01/44 (Call 01/01/44)	55	55,704
4.50%, 06/01/45 (Call 12/01/44)	40	40,555
4.63%, 12/15/21 (Call 09/15/21)	75	77,588
ESH Hospitality Inc.,
5.25%, 05/01/25 (Call 05/01/20)(b)	125	121,265
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	100	97,125
3.88%, 05/01/24 (Call 02/01/24)	50	49,517
4.50%, 03/15/48 (Call 09/15/47)	65	63,049
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	50	46,841
4.50%, 12/01/44 (Call 06/01/44)	70	70,747
Felcor Lodging LP,
6.00%, 06/01/25 (Call 06/01/20)	75	76,803
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 08/31/18)	59	59,749
6.00%, 04/15/26 (Call 04/15/21)	100	97,558
Goodman U.S. Finance Three LLC,
3.70%, 03/15/28 (Call 12/15/27)(b)	65	61,114
Government Properties Income Trust,
3.75%, 08/15/19 (Call 07/15/19)	253	253,564
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	24,723
3.40%, 02/01/25 (Call 11/01/24)	125	118,562
3.88%, 08/15/24 (Call 05/17/24)	100	97,572
4.00%, 12/01/22 (Call 10/01/22)	160	160,365
4.00%, 06/01/25 (Call 03/01/25)	100	97,923
4.20%, 03/01/24 (Call 12/01/23)	25	24,909
4.25%, 11/15/23 (Call 08/15/23)	550	552,139
6.75%, 02/01/41 (Call 08/01/40)	100	125,028
Healthcare Realty Trust Inc.,
3.63%, 01/15/28 (Call 10/15/27)	50	46,638
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	120	115,897
3.75%, 07/01/27 (Call 04/01/27)	115	108,289
Highwoods Realty LP,
4.13%, 03/15/28 (Call 12/15/27)	25	24,423

Security	Par (000)	Value
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	$50	$50,193
4.50%, 03/15/25 (Call 09/15/24)	25	24,356
5.00%, 08/15/22 (Call 02/15/22)	275	283,143
5.25%, 02/15/26 (Call 08/15/25)	10	10,139
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	50	48,681
Series E,
4.00%, 06/15/25 (Call 03/15/25)	75	72,808
Series F,
4.50%, 02/01/26 (Call 11/01/25)	75	74,622
Hudson Pacific Properties LP,
3.95%, 11/01/27	24	22,492
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(b)	100	91,624
5.25%, 03/15/28 (Call 12/27/22)(b)	100	92,484
5.75%, 08/15/24 (Call 08/13/18)	50	49,674
6.00%, 08/15/23 (Call 08/15/18)	97	99,441
Iron Mountain U.S. Holdings Inc.,
5.38%, 06/01/26 (Call 06/01/21)(b)	75	71,371
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	100	99,377
5.25%, 09/15/22 (Call 09/15/19)	25	24,377
6.00%, 04/01/22 (Call 04/01/19)	100	100,292
6.50%, 07/01/21 (Call 08/31/18)	42	42,877
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	23,896
3.80%, 01/15/23 (Call 10/15/22)	100	98,893
4.25%, 08/15/29 (Call 05/15/29)	90	87,986
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	125	110,849
3.20%, 05/01/21 (Call 03/01/21)	75	74,221
3.30%, 02/01/25 (Call 12/01/24)	100	94,427
3.80%, 04/01/27 (Call 01/01/27)	150	142,992
4.25%, 04/01/45 (Call 10/01/44)	50	45,036
4.45%, 09/01/47 (Call 03/01/47)	100	92,609
Liberty Property LP,
4.75%, 10/01/20 (Call 07/01/20)	25	25,579
Life Storage LP,
3.88%, 12/15/27 (Call 09/15/27)	40	37,800
Mack-Cali Realty LP,
3.15%, 05/15/23 (Call 02/15/23)	100	88,732
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	28,194
4.50%, 01/15/28 (Call 10/15/27)	50	45,593
5.63%, 05/01/24 (Call 02/01/24)	78	79,896
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	5	4,783
3.75%, 06/15/24 (Call 03/15/24)	25	24,520
4.20%, 06/15/28 (Call 03/15/28)	50	49,819
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	145	140,121
5.25%, 08/01/26 (Call 08/01/21)	25	24,690
6.38%, 03/01/24 (Call 03/01/19)	100	105,043
National Retail Properties Inc.,
5.50%, 07/15/21 (Call 04/15/21)	100	104,719
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	53	52,621
4.50%, 04/01/27 (Call 01/01/27)(c)	150	144,175
4.75%, 01/15/28 (Call 10/15/27)(c)	115	111,129
4.95%, 04/01/24 (Call 01/01/24)	100	101,030
5.25%, 01/15/26 (Call 10/15/25)	100	101,303
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	55	52,795
3.09%, 09/15/27 (Call 06/15/27)	190	178,761

203

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
QCP SNF West/Central/East/AL REIT LLC,
8.13%, 11/01/23 (Call 08/28/18)(b)	$125	$136,226
Rayonier Inc.,
3.75%, 04/01/22 (Call 01/01/22)	15	14,892
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	51	46,656
3.25%, 10/15/22 (Call 07/15/22)	100	98,230
3.65%, 01/15/28 (Call 10/15/27)	55	52,497
3.88%, 07/15/24 (Call 04/15/24)	50	49,597
3.88%, 04/15/25 (Call 02/15/25)	25	24,685
4.13%, 10/15/26 (Call 07/15/26)	200	198,752
4.65%, 03/15/47 (Call 09/15/46)	15	15,171
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	150	142,984
4.40%, 02/01/47 (Call 08/01/46)	25	23,740
RHP Hotel Properties LP/RHP Finance Corp.,
5.00%, 04/15/23 (Call 04/15/19)	50	49,852
Sabra Health Care LP,
5.13%, 08/15/26 (Call 05/15/26)	50	48,129
Sabra Health Care LP/Sabra Capital Corp.,
5.50%, 02/01/21 (Call 08/31/18)	129	131,033
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	75	72,745
4.88%, 07/15/22 (Call 08/31/18)	50	49,882
4.88%, 09/01/24 (Call 09/01/19)	100	96,749
Scentre Group Trust 1/Scentre Group Trust 2,
2.38%, 11/05/19 (Call 10/06/19)(b)	100	98,849
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	99,334
4.25%, 05/15/24 (Call 02/15/24)	250	239,142
Senior Housing Properties Trust,
4.75%, 02/15/28 (Call 08/15/27)	25	24,336
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	25	24,116
2.50%, 09/01/20 (Call 06/01/20)	240	236,647
2.50%, 07/15/21 (Call 04/15/21)	75	73,181
2.63%, 06/15/22 (Call 03/15/22)	100	97,110
2.75%, 02/01/23 (Call 11/01/22)	220	212,480
3.30%, 01/15/26 (Call 10/15/25)	310	298,896
3.38%, 10/01/24 (Call 07/01/24)	155	151,557
3.38%, 06/15/27 (Call 03/15/27)	350	337,008
3.50%, 09/01/25 (Call 06/01/25)	30	29,339
3.75%, 02/01/24 (Call 11/01/23)	225	225,142
4.13%, 12/01/21 (Call 09/01/21)	10	10,194
4.25%, 11/30/46 (Call 05/30/46)	25	24,502
6.75%, 02/01/40 (Call 11/01/39)	130	169,365
SL Green Operating Partnership LP,
3.25%, 10/15/22 (Call 09/15/22)	100	96,911
SL Green Realty Corp.,
4.50%, 12/01/22 (Call 09/01/22)	240	243,170
Spirit Realty LP,
4.45%, 09/15/26 (Call 06/15/26)	75	72,186
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	85	83,160
4.75%, 03/15/25 (Call 09/15/24)(b)	60	59,253
5.00%, 12/15/21 (Call 09/15/21)	25	25,315
Tanger Properties LP,
3.88%, 07/15/27 (Call 04/15/27)	50	46,792
Trust F/1401,
5.25%, 01/30/26 (Call 10/30/25)(d)	200	201,284
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	50	45,714
3.50%, 07/01/27 (Call 04/01/27)	25	23,628
3.50%, 01/15/28 (Call 10/15/27)	40	37,704

Security	Par (000)	Value
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/18)(b)	$100	$96,502
7.13%, 12/15/24 (Call 12/15/19)(b)(c)	75	68,175
8.25%, 10/15/23 (Call 04/15/19)	75	70,126
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	48,433
3.25%, 10/15/26 (Call 07/15/26)	135	124,481
3.50%, 02/01/25 (Call 11/01/24)	200	191,754
3.85%, 04/01/27 (Call 01/01/27)	125	120,065
4.13%, 01/15/26 (Call 10/15/25)	130	128,170
5.70%, 09/30/43 (Call 03/30/43)	5	5,511
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	25	24,486
4.25%, 03/01/22 (Call 12/01/21)	160	163,054
4.75%, 06/01/21 (Call 03/01/21)	10	10,286
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	115	108,018
4.13%, 06/01/21 (Call 05/01/21)	265	268,124
4.60%, 02/06/24 (Call 11/06/23)	125	125,144
4.88%, 06/01/26 (Call 03/01/26)	75	75,156
Vornado Realty LP,
3.50%, 01/15/25 (Call 11/15/24)	5	4,777
WEA Finance LLC/Westfield UK & Europe Finance PLC,
2.70%, 09/17/19 (Call 08/17/19)(b)	200	199,080
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	475	467,438
4.25%, 04/01/26 (Call 01/01/26)	25	24,834
4.25%, 04/15/28 (Call 01/15/28)	100	98,799
6.50%, 03/15/41 (Call 09/15/40)	75	90,808
Weyerhaeuser Co.,
7.38%, 03/15/32	228	289,478

		19,967,085

RETAIL — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(b)	150	142,771
4.63%, 01/15/22 (Call 08/31/18)(b)	50	49,904
5.00%, 10/15/25 (Call 10/15/20)(b)	265	254,199
Alimentation Couche-Tard Inc.
2.35%, 12/13/19(b)	48	47,410
3.55%, 07/26/27 (Call 04/26/27)(b)	150	142,825
Asbury Automotive Group Inc.,
6.00%, 12/15/24 (Call 12/15/19)	25	24,907
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,669
3.80%, 11/15/27 (Call 08/15/27)	50	46,734
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	25	24,310
3.25%, 04/15/25 (Call 01/15/25)	35	33,324
3.75%, 06/01/27 (Call 03/01/27)	170	164,159
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)(b)	100	93,281
6.38%, 10/01/23 (Call 10/01/18)	18	18,678
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	28,622
5.17%, 08/01/44 (Call 02/01/44)	25	19,007
Brinker International Inc.
3.88%, 05/15/23	100	94,533
5.00%, 10/01/24 (Call 07/01/24)(b)	50	48,128
Carrols Restaurant Group Inc.,
8.00%, 05/01/22 (Call 05/01/19)	25	26,097

204

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Costco Wholesale Corp.
1.75%, 02/15/20	$127	$124,929
2.15%, 05/18/21 (Call 04/18/21)	275	268,884
2.30%, 05/18/22 (Call 04/18/22)	30	29,115
2.75%, 05/18/24 (Call 03/18/24)	47	45,457
3.00%, 05/18/27 (Call 02/18/27)	25	23,971
Cumberland Farms Inc.,
6.75%, 05/01/25 (Call 05/01/20)(b)	25	25,205
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	145	140,264
4.55%, 02/15/48 (Call 08/15/47)	25	23,540
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	150	146,938
3.88%, 04/15/27 (Call 01/15/27)	130	127,240
4.13%, 05/01/28 (Call 02/01/28)	50	49,703
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.,
8.00%, 06/01/21 (Call 08/31/18)(b)(c)	50	50,727
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/18)(c)	75	68,955
6.75%, 01/15/22 (Call 08/31/18)(c)	20	17,931
6.75%, 06/15/23 (Call 06/15/19)(c)	68	58,901
FirstCash Inc.,
5.38%, 06/01/24 (Call 06/01/20)(b)	70	70,045
GameStop Corp.,
6.75%, 03/15/21 (Call 08/31/18)(b)(c)	50	50,852
Gap Inc. (The),
5.95%, 04/12/21 (Call 01/12/21)	100	104,681
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(b)	150	149,671
8.75%, 10/01/25 (Call 10/01/20)(b)	100	103,629
Guitar Center Escrow Issuer Inc.,
9.50%, 10/15/21 (Call 03/15/19)(b)(c)(k)	50	48,957
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	230	224,220
2.63%, 06/01/22 (Call 05/01/22)	340	334,890
2.70%, 04/01/23 (Call 01/01/23)	50	48,982
2.80%, 09/14/27 (Call 06/14/27)	25	23,427
3.00%, 04/01/26 (Call 01/01/26)	160	153,632
3.35%, 09/15/25 (Call 06/15/25)	40	39,521
3.75%, 02/15/24 (Call 11/15/23)	60	61,172
3.90%, 06/15/47 (Call 12/15/46)	85	82,819
4.20%, 04/01/43 (Call 10/01/42)	145	147,332
4.25%, 04/01/46 (Call 10/01/45)	185	190,576
4.40%, 04/01/21 (Call 01/01/21)	25	25,843
4.40%, 03/15/45 (Call 09/15/44)	300	314,352
4.88%, 02/15/44 (Call 08/15/43)	25	27,862
5.88%, 12/16/36	275	338,550
IRB Holding Corp.,
6.75%, 02/15/26 (Call 02/15/21)(b)	70	66,706
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(b)(c)	100	94,794
6.38%, 10/15/36	25	13,876
7.40%, 04/01/37	25	14,285
7.63%, 03/01/97	25	14,114
8.13%, 10/01/19	6	6,202
8.63%, 03/15/25 (Call 03/15/21)(b)(c)	25	21,068
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	50	47,269
5.00%, 06/01/24 (Call 06/01/19)(b)	95	94,078
5.25%, 06/01/26 (Call 06/01/21)(b)	175	172,149
Kohl’s Corp.,
4.25%, 07/17/25 (Call 04/17/25)	75	74,911

Security	Par (000)	Value
L Brands Inc.
5.25%, 02/01/28(c)	$75	$65,904
5.63%, 02/15/22	75	76,404
5.63%, 10/15/23(c)	50	51,050
6.63%, 04/01/21	150	158,293
6.75%, 07/01/36	75	63,304
6.88%, 11/01/35	100	86,153
7.60%, 07/15/37	25	22,205
Lithia Motors Inc.,
5.25%, 08/01/25 (Call 08/01/20)(b)	25	23,876
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	75	68,973
3.10%, 05/03/27 (Call 02/03/27)	100	95,441
3.13%, 09/15/24 (Call 06/15/24)	75	73,267
3.38%, 09/15/25 (Call 06/15/25)	275	270,286
3.70%, 04/15/46 (Call 10/15/45)	200	183,818
4.05%, 05/03/47 (Call 11/03/46)	415	404,210
4.38%, 09/15/45 (Call 03/15/45)	75	76,219
4.65%, 04/15/42 (Call 10/15/41)	125	132,072
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(c)	344	324,199
3.63%, 06/01/24 (Call 03/01/24)	50	48,439
3.88%, 01/15/22 (Call 10/15/21)	75	74,491
4.50%, 12/15/34 (Call 06/15/34)	48	41,003
6.90%, 04/01/29	50	54,079
McDonald’s Corp.
2.63%, 01/15/22	50	48,834
2.75%, 12/09/20 (Call 11/09/20)	60	59,543
3.38%, 05/26/25 (Call 02/26/25)	50	49,176
3.70%, 01/30/26 (Call 10/30/25)	405	403,655
3.70%, 02/15/42	35	31,385
3.80%, 04/01/28 (Call 01/01/28)(c)	105	105,149
4.60%, 05/26/45 (Call 11/26/44)	50	51,050
4.70%, 12/09/35 (Call 06/09/35)	65	68,550
4.88%, 12/09/45 (Call 06/09/45)	511	543,469
6.30%, 10/15/37	25	30,615
Men’s Wearhouse Inc. (The),
7.00%, 07/01/22 (Call 08/31/18)	3	3,083
Michaels Stores Inc.,
5.88%, 12/15/20 (Call 12/15/18)(b)	50	50,398
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(b)	50	31,543
Nordstrom Inc.,
5.00%, 01/15/44 (Call 07/15/43)	55	50,538
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	23,996
3.60%, 09/01/27 (Call 06/01/27)	50	47,475
Party City Holdings Inc.,
6.63%, 08/01/26 (Call 08/01/21)(b)	20	20,052
Penske Automotive Group Inc.
3.75%, 08/15/20	25	24,694
5.38%, 12/01/24 (Call 12/01/19)	25	24,480
5.50%, 05/15/26 (Call 05/15/21)	50	48,675
5.75%, 10/01/22 (Call 08/31/18)	15	15,332
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	50	39,513
7.13%, 03/15/23 (Call 08/31/18)(b)	200	136,498
8.88%, 06/01/25 (Call 06/01/20)(b)(c)	75	51,503
QVC Inc.
4.38%, 03/15/23	75	73,975
4.45%, 02/15/25 (Call 11/15/24)	135	129,168
4.85%, 04/01/24	135	133,947
5.13%, 07/02/22	130	132,161

205

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rite Aid Corp.,
6.13%, 04/01/23 (Call 08/31/18)(b)	$150	$151,131
Sally Holdings LLC/Sally Capital Inc.,
5.63%, 12/01/25 (Call 12/01/20)	125	116,876
Signet UK Finance PLC,
4.70%, 06/15/24 (Call 03/15/24)(c)	75	70,714
Sonic Automotive Inc.,
6.13%, 03/15/27 (Call 03/15/22)	25	23,533
SRS Distribution Inc.,
8.25%, 07/01/26 (Call 07/01/21)(b)(c)	40	38,844
Staples Inc.,
8.50%, 09/15/25 (Call 09/15/20)(b)(c)	85	80,031
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	130	126,417
3.10%, 03/01/23 (Call 02/01/23)	65	63,838
3.50%, 03/01/28 (Call 12/01/27)	50	47,956
3.75%, 12/01/47 (Call 06/01/47)	130	114,603
3.85%, 10/01/23 (Call 07/01/23)	133	134,556
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,248
5.88%, 03/01/27 (Call 03/01/22)	100	93,421
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	96,507
4.25%, 04/01/25 (Call 01/01/25)	65	63,877
Target Corp.
2.50%, 04/15/26	180	166,430
2.90%, 01/15/22	100	99,522
3.50%, 07/01/24	470	473,252
3.63%, 04/15/46	400	364,948
3.90%, 11/15/47 (Call 05/15/47)	25	23,850
4.00%, 07/01/42	75	73,010
TJX Companies Inc. (The),
2.25%, 09/15/26 (Call 06/15/26)	215	194,025
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	205	204,239
3.30%, 11/18/21 (Call 09/18/21)	600	597,528
3.45%, 06/01/26 (Call 03/01/26)	575	545,537
3.80%, 11/18/24 (Call 08/18/24)	25	24,665
4.50%, 11/18/34 (Call 05/18/34)	25	23,960
4.65%, 06/01/46 (Call 12/01/45)	75	70,489
4.80%, 11/18/44 (Call 05/18/44)	325	311,649
Walmart Inc.
1.75%, 10/09/19	15	14,837
1.90%, 12/15/20	228	223,087
2.35%, 12/15/22 (Call 11/15/22)	25	24,087
2.55%, 04/11/23 (Call 01/11/23)	250	242,020
2.65%, 12/15/24 (Call 10/15/24)	125	119,572
3.13%, 06/23/21	185	185,507
3.30%, 04/22/24 (Call 01/22/24)	390	388,849
3.40%, 06/26/23 (Call 05/26/23)	245	246,169
3.55%, 06/26/25 (Call 04/26/25)	190	191,769
3.63%, 12/15/47 (Call 06/15/47)	100	94,931
3.70%, 06/26/28 (Call 03/26/28)	210	211,831
3.95%, 06/28/38 (Call 12/28/37)	285	288,907
4.05%, 06/29/48 (Call 12/29/47)	100	101,553
4.30%, 04/22/44 (Call 10/22/43)	125	130,719
5.25%, 09/01/35	65	75,902
5.88%, 04/05/27	12	13,916
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	25	24,758
3.88%, 11/01/20 (Call 08/01/20)	25	25,073
3.88%, 11/01/23 (Call 08/01/23)	25	23,963

Security	Par (000)	Value
5.35%, 11/01/43 (Call 05/01/43)	$25	$21,764
6.88%, 11/15/37	25	24,754

		17,581,550

SAVINGS & LOANS — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(f)	200	195,914
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(f)	200	200,340

		396,254

SEMICONDUCTORS — 0.4%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,438
7.50%, 08/15/22	41	45,681
Amkor Technology Inc.,
6.63%, 06/01/21 (Call 08/23/18)(c)	25	25,053
Analog Devices Inc.
2.95%, 01/12/21	195	193,023
3.13%, 12/05/23 (Call 10/05/23)	110	106,515
3.50%, 12/05/26 (Call 09/05/26)	115	109,894
3.90%, 12/15/25 (Call 09/15/25)	150	148,305
5.30%, 12/15/45 (Call 06/15/45)	115	123,380
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	35	34,640
3.30%, 04/01/27 (Call 01/01/27)	140	136,506
3.90%, 10/01/25 (Call 07/01/25)	105	106,989
4.35%, 04/01/47 (Call 10/01/46)	85	87,161
5.10%, 10/01/35 (Call 04/01/35)	40	44,531
5.85%, 06/15/41	50	60,473
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	170	164,203
2.38%, 01/15/20	305	301,041
2.65%, 01/15/23 (Call 12/15/22)	125	117,504
3.00%, 01/15/22 (Call 12/15/21)	615	597,270
3.13%, 01/15/25 (Call 11/15/24)	200	184,330
3.50%, 01/15/28 (Call 10/15/27)	133	120,285
3.63%, 01/15/24 (Call 11/15/23)	375	362,707
3.88%, 01/15/27 (Call 10/15/26)	300	281,217
Entegris Inc.,
4.63%, 02/10/26 (Call 11/10/20)(b)	50	47,415
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	96,554
1.85%, 05/11/20	40	39,330
2.45%, 07/29/20	125	123,966
2.60%, 05/19/26 (Call 02/19/26)	25	23,370
2.70%, 12/15/22	50	48,925
2.88%, 05/11/24 (Call 03/11/24)	115	111,781
3.10%, 07/29/22	50	49,845
3.15%, 05/11/27 (Call 02/11/27)	350	339,559
3.30%, 10/01/21	25	25,189
3.70%, 07/29/25 (Call 04/29/25)	355	358,852
3.73%, 12/08/47 (Call 06/08/47)	798	763,758
4.00%, 12/15/32	82	84,530
4.10%, 05/19/46 (Call 11/19/45)	25	25,342
4.10%, 05/11/47 (Call 11/11/46)	25	25,363
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	120	121,859
4.65%, 11/01/24 (Call 08/01/24)	110	113,360
Lam Research Corp.,
3.80%, 03/15/25 (Call 12/15/24)	10	9,968
Maxim Integrated Products Inc.,
3.45%, 06/15/27 (Call 03/15/27)	20	18,890

206

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Microchip Technology Inc.
3.92%, 06/01/21(b)	$75	$75,043
4.33%, 06/01/23 (Call 05/01/23)(b)	100	100,245
Micron Technology Inc.,
5.50%, 02/01/25 (Call 08/01/19)	50	51,793
NVIDIA Corp.,
2.20%, 09/16/21 (Call 08/16/21)	15	14,544
NXP BV/NXP Funding LLC,
4.63%, 06/01/23(b)	200	202,190
Qorvo Inc.
5.50%, 07/15/26 (Call 07/15/21)(b)	30	30,558
7.00%, 12/01/25 (Call 12/01/20)	25	27,062
QUALCOMM Inc.
2.25%, 05/20/20	210	206,793
2.60%, 01/30/23 (Call 12/30/22)	500	477,525
2.90%, 05/20/24 (Call 03/20/24)	50	47,471
3.00%, 05/20/22	50	49,104
3.25%, 05/20/27 (Call 02/20/27)	95	89,590
3.45%, 05/20/25 (Call 02/20/25)	240	232,925
4.30%, 05/20/47 (Call 11/20/46)	25	23,544
4.65%, 05/20/35 (Call 11/20/34)	100	100,702
4.80%, 05/20/45 (Call 11/20/44)	325	326,492
Sensata Technologies BV
4.88%, 10/15/23(b)	75	75,568
5.00%, 10/01/25(b)	100	100,285
5.63%, 11/01/24(b)	100	103,792
STATS ChipPAC Pte Ltd.,
8.50%, 11/24/20 (Call 11/24/18)(b)	250	255,855
Texas Instruments Inc.
1.65%, 08/03/19	200	197,872
1.85%, 05/15/22 (Call 04/15/22)	5	4,766
2.90%, 11/03/27 (Call 08/03/27)	50	47,466
4.15%, 05/15/48 (Call 11/15/47)	25	25,652
Xilinx Inc.,
2.95%, 06/01/24 (Call 04/01/24)	25	23,825

		8,694,664
SHIPBUILDING — 0.0%
Huntington Ingalls Industries Inc.,
5.00%, 11/15/25 (Call 11/15/20)(b)	305	317,041

SOFTWARE — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	20	19,318
3.40%, 09/15/26 (Call 06/15/26)	335	320,752
6.13%, 09/15/23 (Call 09/15/18)(b)	200	206,746
Adobe Systems Inc.,
3.25%, 02/01/25 (Call 11/01/24)	140	137,606
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	110	102,633
3.60%, 12/15/22 (Call 09/15/22)	25	24,830
4.38%, 06/15/25 (Call 03/15/25)	100	100,931
Blackboard Inc.,
9.75%, 10/15/21 (Call 08/31/18)(b)	25	19,866
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(b)	165	168,981
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	50	49,917
5.38%, 12/01/19	2	2,051
Camelot Finance SA,
7.88%, 10/15/24 (Call 10/15/19)(b)	75	74,463
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	50	49,012
5.00%, 10/15/24 (Call 07/15/24)	50	51,035
5.88%, 06/15/26 (Call 06/15/21)	20	20,529
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.,
5.75%, 03/01/25 (Call 03/01/20)(b)	90	87,071
Citrix Systems Inc.,
4.50%, 12/01/27 (Call 09/01/27)	100	96,581

Security	Par (000)	Value
CURO Financial Technologies Corp.,
12.00%, 03/01/22 (Call 03/01/19)(b)	$48	$51,992
Donnelley Financial Solutions Inc.,
8.25%, 10/15/24 (Call 10/15/21)	60	62,676
Fair Isaac Corp.,
5.25%, 05/15/26 (Call 02/15/26)(b)	55	55,219
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	55	52,923
3.00%, 08/15/26 (Call 05/15/26)	400	369,896
3.50%, 04/15/23 (Call 01/15/23)	50	49,499
3.63%, 10/15/20 (Call 09/15/20)	55	55,309
4.50%, 08/15/46 (Call 02/15/46)	75	71,461
4.75%, 05/15/48 (Call 11/15/47)	25	25,027
5.00%, 10/15/25 (Call 07/15/25)	190	200,786
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(b)	109	109,868
5.38%, 08/15/23 (Call 08/15/18)(b)	75	76,165
5.75%, 01/15/24 (Call 01/15/19)(b)	275	281,262
7.00%, 12/01/23 (Call 12/01/18)(b)	239	250,035
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	25	24,770
3.85%, 06/01/25 (Call 03/01/25)	25	24,924
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho,
10.00%, 11/30/24 (Call 11/30/19)(b)	80	88,838
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK),
7.13%, 05/01/21 (Call 08/31/18)(b)(e)	75	75,774
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/18)(b)	50	50,660
6.50%, 05/15/22 (Call 08/16/18)	100	101,350
Informatica LLC,
7.13%, 07/15/23 (Call 08/16/18)(b)	125	126,841
IQVIA Inc.,
4.88%, 05/15/23 (Call 08/31/18)(b)	75	76,086
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.,
6.00%, 07/15/25 (Call 07/15/20)(b)	65	65,978
Microsoft Corp.
1.10%, 08/08/19	425	418,995
1.55%, 08/08/21 (Call 07/08/21)	215	206,477
1.85%, 02/06/20	150	148,101
1.85%, 02/12/20 (Call 01/12/20)	250	246,767
2.00%, 11/03/20 (Call 10/03/20)	220	216,055
2.00%, 08/08/23 (Call 06/08/23)	25	23,632
2.38%, 02/12/22 (Call 01/12/22)	75	73,312
2.38%, 05/01/23 (Call 02/01/23)	500	482,515
2.40%, 02/06/22 (Call 01/06/22)	125	122,311
2.40%, 08/08/26 (Call 05/08/26)	315	291,857
2.65%, 11/03/22 (Call 09/03/22)	110	108,123
2.70%, 02/12/25 (Call 11/12/24)	75	72,259
2.88%, 02/06/24 (Call 12/06/23)	135	132,334
3.13%, 11/03/25 (Call 08/03/25)	140	137,598
3.30%, 02/06/27 (Call 11/06/26)	185	182,819
3.45%, 08/08/36 (Call 02/08/36)	50	48,123
3.50%, 02/12/35 (Call 08/12/34)	125	121,602
3.50%, 11/15/42	25	23,610
3.63%, 12/15/23 (Call 09/15/23)	185	188,489
3.70%, 08/08/46 (Call 02/08/46)	325	315,721
3.75%, 05/01/43 (Call 11/01/42)	150	147,009
3.75%, 02/12/45 (Call 08/12/44)	150	147,265
3.95%, 08/08/56 (Call 02/08/56)	40	39,891
4.00%, 02/12/55 (Call 08/12/54)	625	628,444
4.10%, 02/06/37 (Call 08/06/36)	85	88,843
4.45%, 11/03/45 (Call 05/03/45)	300	327,717

207

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.50%, 10/01/40	$51	$55,869
4.50%, 02/06/57 (Call 08/06/56)	202	222,111
4.75%, 11/03/55 (Call 05/03/55)	430	489,946
5.30%, 02/08/41	25	30,060
Series 30Y,
4.25%, 02/06/47 (Call 08/06/46)	107	113,811
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(b)	75	74,083
5.25%, 11/15/24 (Call 11/15/19)(b)	50	51,000
5.38%, 05/15/27 (Call 05/15/22)(b)	50	50,504
5.75%, 08/15/25 (Call 08/15/20)(b)	50	52,223
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/18)(b)	21	21,003
5.63%, 12/15/26 (Call 12/15/21)	100	99,389
6.00%, 07/01/24 (Call 07/01/19)	25	25,477
Open Text Corp.
5.63%, 01/15/23 (Call 08/31/18)(b)	100	102,613
5.88%, 06/01/26 (Call 06/01/21)(b)	95	97,578
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	280	270,399
2.25%, 10/08/19	450	447,727
2.40%, 09/15/23 (Call 07/15/23)	125	119,310
2.50%, 05/15/22 (Call 03/15/22)	720	701,618
2.50%, 10/15/22	210	203,836
2.63%, 02/15/23 (Call 01/15/23)	160	155,509
2.65%, 07/15/26 (Call 04/15/26)	325	303,833
2.80%, 07/08/21	25	24,888
2.95%, 11/15/24 (Call 09/15/24)	100	96,856
2.95%, 05/15/25 (Call 02/15/25)	135	130,202
3.25%, 11/15/27 (Call 08/15/27)	15	14,555
3.63%, 07/15/23	100	101,187
3.80%, 11/15/37 (Call 05/15/37)	50	48,444
3.85%, 07/15/36 (Call 01/15/36)	100	97,793
3.90%, 05/15/35 (Call 11/15/34)	225	222,037
4.00%, 07/15/46 (Call 01/15/46)	365	354,222
4.00%, 11/15/47 (Call 05/15/47)	145	141,149
4.30%, 07/08/34 (Call 01/08/34)	375	388,125
4.38%, 05/15/55 (Call 11/15/54)	25	24,914
4.50%, 07/08/44 (Call 01/08/44)	175	183,722
5.38%, 07/15/40	85	98,630
6.13%, 07/08/39	150	188,295
6.50%, 04/15/38	22	28,624
Rackspace Hosting Inc.,
8.63%, 11/15/24 (Call 11/15/19)(b)(c)	100	100,991
Riverbed Technology Inc.,
8.88%, 03/01/23 (Call 08/31/18)(b)(c)	100	93,364
Solera LLC/Solera Finance Inc.,
10.50%, 03/01/24 (Call 03/01/19)(b)	105	116,069
TIBCO Software Inc.,
11.38%, 12/01/21 (Call 08/31/18)(b)	75	80,978
Veritas U.S. Inc./Veritas Bermuda Ltd.,
10.50%, 02/01/24 (Call 02/01/19)(b)	200	168,002
VMware Inc.
2.30%, 08/21/20	30	29,333
2.95%, 08/21/22 (Call 07/21/22)	125	120,829
3.90%, 08/21/27 (Call 05/21/27)	30	28,304

		15,388,942
SOVEREIGN DEBT SECURITIES — 0.0%
Oman Sovereign Sukuk SAOC,
4.40%, 06/01/24(d)	200	192,450

Security	Par (000)	Value
TELECOMMUNICATIONS — 1.7%
America Movil SAB de CV
5.00%, 10/16/19	$250	$254,900
6.13%, 11/15/37	325	377,650
6.38%, 03/01/35	130	153,924
Anixter Inc.
5.13%, 10/01/21	75	76,796
5.50%, 03/01/23	25	25,900
5.63%, 05/01/19	8	8,139
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	460	453,813
2.80%, 02/17/21 (Call 01/17/21)	100	98,544
3.00%, 02/15/22	108	105,663
3.00%, 06/30/22 (Call 04/30/22)	965	940,489
3.20%, 03/01/22 (Call 02/01/22)	60	59,053
3.40%, 05/15/25 (Call 02/15/25)	610	579,293
3.60%, 02/17/23 (Call 12/17/22)	160	158,648
3.80%, 03/15/22	50	50,175
3.80%, 03/01/24 (Call 01/01/24)	80	79,221
3.88%, 08/15/21	81	81,784
3.90%, 03/11/24 (Call 12/11/23)	175	173,994
3.95%, 01/15/25 (Call 10/15/24)	200	196,874
4.10%, 02/15/28 (Call 11/15/27)(b)	96	92,714
4.13%, 02/17/26 (Call 11/17/25)	255	251,552
4.25%, 03/01/27 (Call 12/01/26)	230	227,633
4.30%, 02/15/30 (Call 11/15/29)(b)	140	133,834
4.30%, 12/15/42 (Call 06/15/42)	200	173,670
4.35%, 06/15/45 (Call 12/15/44)	225	194,929
4.45%, 05/15/21	75	76,849
4.45%, 04/01/24 (Call 01/01/24)	200	203,902
4.50%, 05/15/35 (Call 11/15/34)	1,200	1,122,960
4.50%, 03/09/48 (Call 09/09/47)	375	329,767
4.55%, 03/09/49 (Call 09/09/48)	175	154,297
4.75%, 05/15/46 (Call 11/15/45)	300	275,094
4.80%, 06/15/44 (Call 12/15/43)	125	115,399
5.00%, 03/01/21	270	279,963
5.15%, 03/15/42	55	53,327
5.15%, 11/15/46 (Call 05/15/46)(b)	352	340,472
5.25%, 03/01/37 (Call 09/01/36)	200	200,262
5.30%, 08/15/58 (Call 02/14/58)(b)	150	141,219
5.35%, 09/01/40	228	227,362
5.45%, 03/01/47 (Call 09/01/46)	100	101,065
5.55%, 08/15/41	35	35,478
5.65%, 02/15/47 (Call 08/15/46)	110	113,914
5.70%, 03/01/57 (Call 09/01/56)	80	80,949
5.88%, 10/01/19	50	51,625
6.00%, 08/15/40 (Call 05/15/40)	35	36,997
6.35%, 03/15/40	100	110,974
6.38%, 03/01/41	100	110,212
Batelco International Finance No. 1 Ltd.,
4.25%, 05/01/20(d)	200	194,210
Bharti Airtel International Netherlands BV,
5.13%, 03/11/23(d)	200	200,418
British Telecommunications PLC,
9.63%, 12/15/30	450	642,888
C&W Senior Financing DAC,
6.88%, 09/15/27 (Call 09/15/22)(b)	200	195,786
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(c)	94	89,734
Series P,
7.60%, 09/15/39	100	83,752
Series Q,
6.15%, 09/15/19	27	27,675
Series S,
6.45%, 06/15/21	150	154,875

208

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series T,
5.80%, 03/15/22	$125	$125,145
Series U,
7.65%, 03/15/42	75	62,825
Series V,
5.63%, 04/01/20	75	76,737
Series W,
6.75%, 12/01/23(c)	125	128,039
Series Y,
7.50%, 04/01/24 (Call 01/01/24)(c)	100	104,494
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(b)	75	66,751
8.00%, 10/15/25 (Call 10/15/20)(b)(c)	50	45,718
Cisco Systems Inc.
1.40%, 09/20/19	25	24,654
1.85%, 09/20/21 (Call 08/20/21)	50	48,260
2.20%, 02/28/21	690	676,897
2.20%, 09/20/23 (Call 07/20/23)	205	194,358
2.45%, 06/15/20	235	232,986
2.50%, 09/20/26 (Call 06/20/26)	200	186,218
2.60%, 02/28/23	100	97,242
2.95%, 02/28/26	275	264,943
3.63%, 03/04/24	65	66,043
4.45%, 01/15/20	125	127,886
5.50%, 01/15/40	120	145,147
5.90%, 02/15/39	90	112,915
Colombia Telecomunicaciones SA ESP,
5.38%, 09/27/22 (Call 09/27/18)(d)	200	201,504
CommScope Inc.
5.00%, 06/15/21 (Call 08/13/18)(b)	50	50,253
5.50%, 06/15/24 (Call 06/15/19)(b)	150	151,437
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	120	115,260
6.00%, 06/15/25 (Call 06/15/20)(b)	75	76,937
Consolidated Communications Inc.,
6.50%, 10/01/22 (Call 08/31/18)(c)	100	93,503
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	796	1,075,770
Digicel Group Ltd.,
8.25%, 09/30/20 (Call 09/30/18)(d)	200	145,902
Digicel Ltd.,
6.00%, 04/15/21 (Call 04/15/19)(d)	450	418,005
Embarq Corp.,
8.00%, 06/01/36	61	57,440
Empresa Nacional de Telecomunicaciones SA,
4.88%, 10/30/24(d)	200	201,112
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(c)	50	31,885
7.13%, 01/15/23	75	54,372
7.63%, 04/15/24	125	84,390
8.50%, 04/01/26 (Call 04/01/21)(b)(c)	185	177,652
8.75%, 04/15/22	75	63,455
9.00%, 08/15/31	100	64,378
10.50%, 09/15/22 (Call 06/15/22)	200	181,712
11.00%, 09/15/25 (Call 06/15/25)	325	264,017
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.,
12.50%, 07/01/22 (Call 07/01/19)(b)(c)	50	52,997
GTT Communications Inc.,
7.88%, 12/31/24 (Call 12/31/19)(b)	50	49,368
HC2 Holdings Inc.,
11.00%, 12/01/19 (Call 08/31/18)(b)(c)	98	99,538
HKT Capital No. 4 Ltd.,
3.00%, 07/14/26(d)	200	182,080
Hughes Satellite Systems Corp.
5.25%, 08/01/26	72	68,891
6.63%, 08/01/26	100	95,524
7.63%, 06/15/21	75	80,414
IHS Netherlands Holdco BV,
9.50%, 10/27/21 (Call 10/27/18)(d)	200	205,014
Inmarsat Finance PLC,
4.88%, 05/15/22 (Call 08/31/18)(b)	100	99,041

Security	Par (000)	Value
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(b)(c)	$102	$102,124
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/31/18)	165	151,698
7.25%, 10/15/20 (Call 08/31/18)	150	150,644
7.50%, 04/01/21 (Call 08/31/18)	150	150,600
8.00%, 02/15/24 (Call 02/15/19)(b)	50	52,666
9.75%, 07/15/25 (Call 07/15/21)(b)	200	213,528
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)	100	94,970
8.13%, 06/01/23 (Call 09/17/18)	125	105,943
Juniper Networks Inc.
4.50%, 03/15/24	50	50,700
5.95%, 03/15/41	40	40,501
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/18)	50	49,450
5.25%, 03/15/26 (Call 03/15/21)	80	76,786
5.38%, 08/15/22 (Call 08/31/18)	100	100,482
5.38%, 01/15/24 (Call 01/15/19)	94	93,087
5.38%, 05/01/25 (Call 05/01/20)	127	123,825
5.63%, 02/01/23 (Call 08/31/18)	70	70,525
Level 3 Parent LLC,
5.75%, 12/01/22 (Call 08/31/18)	150	150,566
Millicom International Cellular SA,
5.13%, 01/15/28 (Call 09/15/22)(b)	200	188,104
Motorola Solutions Inc.
3.50%, 09/01/21	100	99,130
3.50%, 03/01/23	5	4,845
3.75%, 05/15/22	132	131,427
4.00%, 09/01/24	50	49,188
4.60%, 02/23/28 (Call 11/23/27)	25	24,660
5.50%, 09/01/44	60	55,948
MTN Mauritius Investment Ltd.,
4.76%, 11/11/24(d)	600	565,812
Nokia OYJ
3.38%, 06/12/22	50	48,374
4.38%, 06/12/27	100	94,602
6.63%, 05/15/39	75	79,455
Ooredoo International Finance Ltd.,
3.25%, 02/21/23(b)	200	195,326
Orange SA
5.38%, 01/13/42	75	81,530
5.50%, 02/06/44 (Call 08/06/43)	125	138,693
9.00%, 03/01/31	147	205,149
Oztel Holdings SPC Ltd.,
6.63%, 04/24/28(d)	250	248,515
Plantronics Inc.,
5.50%, 05/31/23 (Call 08/31/18)(b)	75	74,844
Proven Honour Capital Ltd.,
4.13%, 05/06/26(d)	200	188,988
Qualitytech LP/QTS Finance Corp.,
4.75%, 11/15/25 (Call 11/15/20)(b)	25	23,751
Qwest Corp.
6.75%, 12/01/21	125	133,126
6.88%, 09/15/33 (Call 08/31/18)	200	189,222
7.25%, 09/15/25	25	26,563
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,040
3.63%, 12/15/25 (Call 09/15/25)	75	73,361
4.10%, 10/01/23 (Call 07/01/23)	225	229,385
4.30%, 02/15/48 (Call 08/15/47)	250	239,867
4.50%, 03/15/43 (Call 09/15/42)	25	24,720
5.00%, 03/15/44 (Call 09/15/43)	50	52,797
Sprint Capital Corp.
6.88%, 11/15/28	225	217,143
8.75%, 03/15/32	160	172,144

209

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sprint Communications Inc.
6.00%, 11/15/22	$175	$177,245
7.00%, 03/01/20(b)	50	51,930
7.00%, 08/15/20	175	182,843
9.00%, 11/15/18(b)	100	101,681
11.50%, 11/15/21	75	88,317
Sprint Corp.
7.13%, 06/15/24	300	308,946
7.25%, 09/15/21	200	210,194
7.63%, 02/15/25 (Call 11/15/24)	175	183,288
7.63%, 03/01/26 (Call 11/01/25)	130	134,827
7.88%, 09/15/23	375	399,214
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
3.36%, 03/20/23(b)	163	161,681
Telecom Italia Capital SA
6.00%, 09/30/34	75	74,154
6.38%, 11/15/33	115	116,964
7.20%, 07/18/36	200	213,666
7.72%, 06/04/38	50	55,502
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	125	123,040
Telefonica Emisiones SAU
4.57%, 04/27/23	150	154,630
4.67%, 03/06/38	150	144,953
5.13%, 04/27/20	125	128,793
5.21%, 03/08/47	150	151,951
5.46%, 02/16/21	325	340,350
7.05%, 06/20/36	225	273,478
Telefonica Europe BV,
8.25%, 09/15/30	97	126,347
Telesat Canada/Telesat LLC,
8.88%, 11/15/24 (Call 11/15/19)(b)	75	80,435
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	50	48,641
4.60%, 11/16/48 (Call 05/16/48)	50	49,668
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	25	24,713
4.50%, 02/01/26 (Call 02/01/21)	100	93,829
4.75%, 02/01/28 (Call 02/01/23)	110	101,968
5.38%, 04/15/27 (Call 04/15/22)	80	78,720
6.00%, 03/01/23 (Call 09/01/18)	175	180,645
6.00%, 04/15/24 (Call 04/15/19)	150	155,269
6.38%, 03/01/25 (Call 09/01/19)	150	156,261
6.50%, 01/15/24 (Call 01/15/19)	150	156,601
6.50%, 01/15/26 (Call 01/15/21)	175	183,963
U.S. Cellular Corp.,
6.70%, 12/15/33	78	80,244
VEON Holdings BV,
4.95%, 06/16/24 (Call 03/16/24)(d)	200	192,050
Verizon Communications Inc.
2.63%, 08/15/26	125	112,946
3.38%, 02/15/25	700	678,503
3.50%, 11/01/24 (Call 08/01/24)	390	382,777
3.85%, 11/01/42 (Call 05/01/42)	150	130,580
4.13%, 03/16/27	165	165,366
4.13%, 08/15/46	25	22,488
4.27%, 01/15/36	375	358,710
4.33%, 09/21/28(b)	1,443	1,453,577
4.40%, 11/01/34 (Call 05/01/34)	150	146,166
4.52%, 09/15/48	275	262,666
4.67%, 03/15/55	425	399,334
4.75%, 11/01/41	150	147,440
4.81%, 03/15/39	278	280,221
4.86%, 08/21/46	425	425,956

Security	Par (000)	Value
5.01%, 04/15/49	$316	$322,649
5.01%, 08/21/54	590	587,274
5.25%, 03/16/37	50	53,575
5.50%, 03/16/47	34	37,081
6.55%, 09/15/43	513	624,316
ViaSat Inc.,
5.63%, 09/15/25 (Call 09/15/20)(b)	100	94,563
Vodafone Group PLC
2.50%, 09/26/22	190	182,094
2.95%, 02/19/23	250	241,360
3.75%, 01/16/24	60	59,437
4.13%, 05/30/25	40	40,014
4.38%, 03/16/21	100	102,781
4.38%, 02/19/43	115	106,401
5.00%, 05/30/38	65	66,112
5.25%, 05/30/48	200	207,944
6.15%, 02/27/37	200	226,734
6.25%, 11/30/32	65	73,692
7.88%, 02/15/30	100	125,271
Wind Tre SpA,
5.00%, 01/20/26 (Call 11/03/20)(b)	200	180,216
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 08/31/18)	75	43,463
6.38%, 08/01/23 (Call 08/31/18)(b)	26	15,363
7.75%, 10/15/20 (Call 08/31/18)	50	44,932
8.63%, 10/31/25 (Call 10/31/20)(b)	50	46,916
8.75%, 12/15/24 (Call 12/15/22)(b)(c)	26	16,769
Xplornet Communications Inc. (10.63% PIK),
9.63%, 06/01/22 (Call 06/01/19)(b)(e)	33	34,084

		37,574,302
TEXTILES — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	35	34,251
3.25%, 06/01/22 (Call 03/01/22)	125	123,474
3.70%, 04/01/27 (Call 01/01/27)	125	123,370
Mohawk Industries Inc.,
3.85%, 02/01/23 (Call 11/01/22)	50	50,197

		331,292
TOYS, GAMES & HOBBIES — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	24,706
3.50%, 09/15/27 (Call 06/15/27)	180	168,768
5.10%, 05/15/44 (Call 11/15/43)	25	23,693
6.35%, 03/15/40	15	16,511
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	25	22,679
3.15%, 03/15/23 (Call 12/15/22)	25	21,774
5.45%, 11/01/41 (Call 05/01/41)	75	60,351
6.75%, 12/31/25 (Call 12/31/20)(b)	130	125,984

		464,466
TRANSPORTATION — 0.5%
AP Moller — Maersk A/S,
3.88%, 09/28/25 (Call 06/28/25)(b)	50	47,621
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	10	9,820
3.00%, 04/01/25 (Call 01/01/25)	45	43,407
3.05%, 09/01/22 (Call 06/01/22)	50	49,516
3.25%, 06/15/27 (Call 03/15/27)(c)	100	97,011
3.40%, 09/01/24 (Call 06/01/24)	25	24,814
3.65%, 09/01/25 (Call 06/01/25)	50	50,109
3.75%, 04/01/24 (Call 01/01/24)	25	25,251
3.90%, 08/01/46 (Call 02/01/46)	25	24,181

210

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.05%, 06/15/48 (Call 12/15/47)	$25	$24,888
4.13%, 06/15/47 (Call 12/15/46)	180	180,605
4.15%, 04/01/45 (Call 10/01/44)	150	150,300
4.15%, 12/15/48 (Call 06/15/48)	25	25,215
4.40%, 03/15/42 (Call 09/15/41)	15	15,540
4.45%, 03/15/43 (Call 09/15/42)	140	146,380
4.55%, 09/01/44 (Call 03/01/44)	380	402,637
4.70%, 10/01/19	125	127,579
4.90%, 04/01/44 (Call 10/01/43)	125	138,357
5.40%, 06/01/41 (Call 12/01/40)	50	58,537
5.75%, 05/01/40 (Call 11/01/39)	150	181,218
6.15%, 05/01/37	25	31,287
6.20%, 08/15/36	150	187,356
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	115	108,379
2.95%, 11/21/24 (Call 08/21/24)	110	106,641
3.20%, 08/02/46 (Call 02/02/46)	175	152,245
3.65%, 02/03/48 (Call 08/03/47)	40	37,698
6.20%, 06/01/36	25	31,359
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,634
4.00%, 06/01/28 (Call 03/01/28)	25	25,461
4.45%, 03/15/23 (Call 12/15/22)	50	51,764
4.80%, 08/01/45 (Call 02/01/45)	100	107,854
5.75%, 01/15/42	75	87,772
5.95%, 05/15/37	10	12,091
6.13%, 09/15/15 (Call 03/15/15)	14	17,077
CH Robinson Worldwide Inc.,
4.20%, 04/15/28 (Call 01/15/28)	65	64,074
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	125	114,647
3.25%, 06/01/27 (Call 03/01/27)	165	157,441
3.35%, 11/01/25 (Call 08/01/25)	200	195,310
3.40%, 08/01/24 (Call 05/01/24)	120	118,219
3.70%, 11/01/23 (Call 08/01/23)	115	115,751
3.80%, 03/01/28 (Call 12/01/27)	100	99,066
3.80%, 11/01/46 (Call 05/01/46)	100	91,923
3.95%, 05/01/50 (Call 11/01/49)	90	82,276
4.10%, 03/15/44 (Call 09/15/43)	175	167,982
4.25%, 06/01/21 (Call 03/01/21)	25	25,602
4.75%, 05/30/42 (Call 11/30/41)	150	157,027
5.50%, 04/15/41 (Call 10/15/40)	25	28,462
6.00%, 10/01/36	25	30,061
6.22%, 04/30/40	225	278,417
FedEx Corp.
2.63%, 08/01/22	115	111,731
3.20%, 02/01/25	125	122,019
3.25%, 04/01/26 (Call 01/01/26)	75	72,508
3.30%, 03/15/27 (Call 12/15/26)	95	91,113
3.40%, 02/15/28 (Call 11/15/27)	140	134,532
3.88%, 08/01/42	35	31,891
3.90%, 02/01/35	50	47,470
4.00%, 01/15/24	170	173,743
4.10%, 04/15/43	25	23,417
4.10%, 02/01/45	40	37,093
4.40%, 01/15/47 (Call 07/15/46)	50	48,611
4.55%, 04/01/46 (Call 10/01/45)	50	49,672
4.75%, 11/15/45 (Call 05/15/45)	335	341,633
4.90%, 01/15/34	50	52,741
5.10%, 01/15/44	150	159,709

Security	Par (000)	Value
Hornbeck Offshore Services Inc.,
5.00%, 03/01/21 (Call 03/01/19)	$25	$18,375
JB Hunt Transport Services Inc.,
3.30%, 08/15/22 (Call 06/15/22)	50	49,634
Kansas City Southern,
3.13%, 06/01/26 (Call 03/01/26)	100	91,600
Kirby Corp.,
4.20%, 03/01/28 (Call 12/01/27)	25	24,649
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/18)(b)	50	39,663
11.25%, 08/15/22 (Call 08/31/18)(b)	25	23,869
Neovia Logistics Services LLC/SPL Logistics Finance Corp.,
8.88%, 08/01/20 (Call 08/31/18)(b)	50	43,875
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	175	165,109
3.00%, 04/01/22 (Call 01/01/22)	275	271,422
3.15%, 06/01/27 (Call 03/01/27)	100	95,255
3.94%, 11/01/47 (Call 05/01/47)	213	202,062
4.45%, 06/15/45 (Call 12/15/44)	25	25,523
4.65%, 01/15/46 (Call 07/15/45)	95	100,118
4.84%, 10/01/41	295	316,523
Pelabuhan Indonesia II PT,
5.38%, 05/05/45(d)	200	189,202
Russian Railways via RZD Capital PLC,
5.70%, 04/05/22(d)	200	207,322
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	240,890
2.50%, 05/11/20 (Call 04/11/20)	35	34,503
2.50%, 09/01/22 (Call 08/01/22)	5	4,781
2.88%, 09/01/20 (Call 08/01/20)	85	84,354
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	246,205
2.75%, 03/01/26 (Call 12/01/25)	35	32,750
3.00%, 04/15/27 (Call 01/15/27)(c)	25	23,714
3.20%, 06/08/21	50	49,966
3.25%, 08/15/25 (Call 05/15/25)	40	38,937
3.60%, 09/15/37 (Call 03/15/37)	150	139,701
3.75%, 07/15/25 (Call 05/15/25)	45	45,272
3.88%, 02/01/55 (Call 08/01/54)	125	112,962
3.95%, 09/10/28 (Call 06/10/28)	60	60,813
4.00%, 04/15/47 (Call 10/15/46)	400	386,536
4.05%, 11/15/45 (Call 05/15/45)	75	72,222
4.05%, 03/01/46 (Call 09/01/45)	25	24,188
4.16%, 07/15/22 (Call 04/15/22)	162	166,965
4.38%, 09/10/38 (Call 03/10/38)	50	51,688
4.38%, 11/15/65 (Call 05/15/65)	25	23,727
4.50%, 09/10/48 (Call 03/10/48)	25	26,131
United Parcel Service Inc.
2.05%, 04/01/21	50	48,717
2.40%, 11/15/26 (Call 08/15/26)	25	22,837
2.45%, 10/01/22	410	396,917
2.50%, 04/01/23 (Call 03/01/23)	35	33,806
2.80%, 11/15/24 (Call 09/15/24)	110	105,587
3.05%, 11/15/27 (Call 08/15/27)	250	239,057
3.13%, 01/15/21	15	15,044
3.40%, 11/15/46 (Call 05/15/46)	120	104,882
3.63%, 10/01/42	40	36,818
3.75%, 11/15/47 (Call 05/15/47)	55	51,505
6.20%, 01/15/38	72	90,462
XPO CNW Inc.,
6.70%, 05/01/34	50	50,250

211

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(b)	$70	$71,931
6.50%, 06/15/22 (Call 08/31/18)(b)	113	116,205

		11,166,269
TRUCKING & LEASING — 0.1%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	500	495,745
4.88%, 10/01/25 (Call 07/01/25)(b)	50	51,128
Avolon Holdings Funding Ltd.,
5.50%, 01/15/23 (Call 12/15/22)(b)	50	49,904
CMBLEMTN 1 Ltd.,
3.25%, 11/29/21(d)	200	194,092
DAE Funding LLC,
5.00%, 08/01/24 (Call 08/01/20)(d)	600	590,328
Fly Leasing Ltd.,
5.25%, 10/15/24 (Call 10/15/20)	200	188,702
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (Call 03/15/20)(b)	65	67,603
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	66,326
3.25%, 09/15/26 (Call 06/15/26)	55	50,921
3.85%, 03/30/27 (Call 12/30/26)	150	143,872
4.55%, 11/07/28 (Call 08/07/28)	100	100,449
5.20%, 03/15/44 (Call 09/15/43)	75	78,585
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	50	48,559
4.50%, 03/15/23 (Call 02/15/23)(b)	140	134,172
5.25%, 08/15/22(b)	135	135,243
5.50%, 02/15/24(b)	135	133,516
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)(b)	100	99,092
3.38%, 02/01/22 (Call 12/01/21)(b)	25	24,619
3.40%, 11/15/26 (Call 08/15/26)(b)	172	160,877
SMBC Aviation Capital Finance DAC,
4.13%, 07/15/23 (Call 06/15/23)(b)	250	249,805

		3,063,538
WATER — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	47,137
3.40%, 03/01/25 (Call 12/01/24)	55	54,178
3.75%, 09/01/47 (Call 03/01/47)	59	54,806
3.85%, 03/01/24 (Call 12/01/23)	25	25,347
4.30%, 09/01/45 (Call 03/01/45)	100	100,371
6.59%, 10/15/37	25	32,248
Veolia Environnement SA,
6.75%, 06/01/38	25	30,159

		344,246

TOTAL CORPORATE BONDS & NOTES — 34.0%
(Cost: $789,008,457)		766,031,860

FOREIGN GOVERNMENT OBLIGATIONS(l)

ARGENTINA — 0.3%
Argentina Bonar Bonds,
8.75%, 05/07/24	1,275	1,317,436
Argentine Republic Government International Bond
2.50%, 12/31/38(j)	1,297	782,511
4.63%, 01/11/23	112	100,992
5.63%, 01/26/22	500	476,095
5.88%, 01/11/28	150	126,244
6.63%, 07/06/28	300	265,725
6.88%, 04/22/21	700	701,722
6.88%, 01/26/27	300	273,636
6.88%, 01/11/48	150	118,196

Security	Par (000)	Value
7.13%, 07/06/36	$450	$379,368
7.13%, 06/28/17	350	278,638
7.50%, 04/22/26	300	285,783
7.63%, 04/22/46	150	127,461
8.28%, 12/31/33	961	907,244
Autonomous City of Buenos Aires Argentina,
7.50%, 06/01/27(d)	250	228,712
Provincia de Buenos Aires/Argentina
7.88%, 06/15/27(d)	200	178,024
9.13%, 03/16/24(d)	150	146,307
10.88%, 01/26/21(d)	100	103,749
Provincia de Cordoba,
7.45%, 09/01/24(d)	150	134,292

		6,932,135
AZERBAIJAN — 0.0%
Republic of Azerbaijan International Bond,
4.75%, 03/18/24(d)	200	200,528

BAHRAIN — 0.1%
Bahrain Government International Bond
5.50%, 03/31/20(b)	100	99,374
6.13%, 08/01/23(d)	400	391,088
7.00%, 10/12/28(d)	200	186,932
7.50%, 09/20/47(d)	200	178,538
CBB International Sukuk Co. 6 Spc,
5.25%, 03/20/25(d)	600	568,146

		1,424,078
BELARUS — 0.0%
Republic of Belarus International Bond,
7.63%, 06/29/27(d)	200	215,048

BELGIUM — 0.0%
Belgium Government International Bond,
2.88%, 09/18/24(d)	200	196,066

BOLIVIA — 0.0%
Bolivian Government International Bond,
4.50%, 03/20/28(d)	400	365,884

BRAZIL — 0.2%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20(d)	200	207,442
5.75%, 09/26/23(d)	200	207,590
Brazilian Government International Bond
4.25%, 01/07/25	550	533,929
4.63%, 01/13/28 (Call 10/13/27)(c)	250	235,002
4.88%, 01/22/21	100	102,492
5.00%, 01/27/45	400	340,424
5.63%, 01/07/41	100	93,973
6.00%, 04/07/26(c)	1,000	1,058,270
7.13%, 01/20/37	125	140,051
8.25%, 01/20/34	500	607,005
8.75%, 02/04/25	100	121,945
8.88%, 04/15/24	130	157,984
10.13%, 05/15/27	908	1,212,153

		5,018,260
CANADA — 0.4%
Export Development Canada
1.00%, 09/13/19	350	343,682
1.50%, 05/26/21	350	336,686
1.63%, 12/03/19(c)	200	197,110
1.63%, 01/17/20	90	88,572
1.75%, 08/19/19	155	153,583

212

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
1.75%, 07/21/20(c)	$225	$220,511
2.00%, 05/17/22	150	144,618
Province of Alberta Canada
1.90%, 12/06/19	200	197,570
2.05%, 08/17/26(b)	250	227,713
2.20%, 07/26/22	155	149,259
3.30%, 03/15/28	250	247,362
Province of British Columbia Canada
2.00%, 10/23/22	325	310,937
2.25%, 06/02/26	610	566,751
2.65%, 09/22/21	25	24,703
Province of Manitoba Canada
2.05%, 11/30/20	100	97,901
2.10%, 09/06/22	370	353,986
2.13%, 05/04/22	95	91,313
2.13%, 06/22/26	225	205,144
3.05%, 05/14/24	150	147,800
Province of Ontario Canada
1.65%, 09/27/19	100	98,743
1.88%, 05/21/20	280	274,870
2.20%, 10/03/22	135	129,631
2.25%, 05/18/22	200	193,242
2.40%, 02/08/22	300	292,254
2.45%, 06/29/22(c)	200	194,494
2.50%, 09/10/21	325	318,909
2.50%, 04/27/26	320	301,770
3.20%, 05/16/24	225	223,524
4.00%, 10/07/19	275	278,836
4.40%, 04/14/20	100	102,484
Province of Quebec Canada
2.38%, 01/31/22	250	243,888
2.50%, 04/20/26	500	473,365
2.63%, 02/13/23	295	288,085
2.75%, 04/12/27	260	248,641
3.50%, 07/29/20	270	273,067
Series NN,
7.13%, 02/09/24	50	59,137
Series PD,
7.50%, 09/15/29	225	308,459
Series QO,
2.88%, 10/16/24	755	740,210

		9,148,810
CHILE — 0.1%
Chile Government International Bond
2.25%, 10/30/22	255	243,222
3.13%, 03/27/25	400	387,960
3.86%, 06/21/47	450	428,841

		1,060,023
CHINA — 0.1%
Avi Funding Co. Ltd.,
2.85%, 09/16/20(d)	200	196,546
China Development Bank
3.38%, 01/24/27(d)	200	191,384
4.00%, 01/24/37(d)	200	193,372
Export-Import Bank of China (The)
2.00%, 04/26/21(d)	200	192,016
2.50%, 07/31/19(d)	200	198,552
2.88%, 04/26/26(d)	200	183,468
3.25%, 11/28/27(d)	200	185,368

		1,340,706

Security	Par (000)	Value
COLOMBIA — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	$200	$190,826
3.88%, 04/25/27 (Call 01/25/27)	200	195,036
4.00%, 02/26/24 (Call 11/26/23)	205	205,892
4.38%, 07/12/21	500	512,080
4.50%, 01/28/26 (Call 10/28/25)	200	204,992
5.00%, 06/15/45 (Call 12/15/44)	200	199,160
5.63%, 02/26/44 (Call 08/26/43)	400	431,004
6.13%, 01/18/41	400	452,252
7.38%, 03/18/19	100	102,869
8.13%, 05/21/24	150	181,222

		2,675,333
COSTA RICA — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(d)	450	435,506
7.00%, 04/04/44(d)	200	205,924

		641,430
CROATIA — 0.1%
Croatia Government International Bond
5.50%, 04/04/23(d)	200	212,862
6.00%, 01/26/24(d)	200	218,034
6.38%, 03/24/21(d)	200	213,014
6.63%, 07/14/20(d)	200	210,998

		854,908
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond
5.88%, 04/18/24(d)	200	205,740
5.95%, 01/25/27(d)	600	608,280
6.60%, 01/28/24(d)	100	105,820
6.85%, 01/27/45(d)	300	306,066
7.45%, 04/30/44(d)	100	108,271

		1,334,177
ECUADOR — 0.1%
Ecuador Government International Bond
7.88%, 01/23/28(d)	200	182,574
7.95%, 06/20/24(d)	200	192,864
8.75%, 06/02/23(d)	400	400,148
9.65%, 12/13/26(d)	400	403,276
10.75%, 03/28/22(d)	400	432,812

		1,611,674
EGYPT — 0.1%
Egypt Government International Bond
5.75%, 04/29/20(d)	100	101,891
5.88%, 06/11/25(d)	200	194,166
7.50%, 01/31/27(d)	600	625,236
8.50%, 01/31/47(d)	400	422,008

		1,343,301
EL SALVADOR — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	200	192,890
7.63%, 02/01/41(d)	150	148,607
8.25%, 04/10/32(d)	100	105,217
8.63%, 02/28/29(d)	200	218,766

		665,480
FINLAND — 0.0%
Finland Government International Bond,
1.75%, 09/10/19(b)	200	198,128

213

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
FRANCE — 0.0%
Agence Francaise de Developpement,
1.88%, 09/14/20(d)	$200	$195,368
Caisse d’Amortissement de la Dette Sociale,
3.00%, 10/26/20	350	350,217

		545,585
GABON — 0.0%
Gabon Government International Bond,
6.38%, 12/12/24(d)	400	374,020

GERMANY — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	750	718,132
1.75%, 01/24/20	200	197,158
1.75%, 05/15/20(d)	200	196,360
State of North Rhine-Westphalia Germany,
1.63%, 01/22/20(d)	100	98,260

		1,209,910
GHANA — 0.0%
Ghana Government International Bond,
8.13%, 01/18/26(d)	200	215,380

GUATEMALA — 0.0%
Guatemala Government Bond,
5.75%, 06/06/22(d)	200	209,810

HONG KONG — 0.0%
Hong Kong Sukuk 2017 Ltd.,
3.13%, 02/28/27(d)	200	190,848

HUNGARY — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	428	460,404
5.75%, 11/22/23	150	163,311
6.38%, 03/29/21	720	772,164
7.63%, 03/29/41	60	84,723
Magyar Export-Import Bank Zrt,
4.00%, 01/30/20(d)	200	200,116

		1,680,718
INDIA — 0.0%
Export-Import Bank of India,
3.13%, 07/20/21(d)	200	194,858

INDONESIA — 0.3%
Indonesia Government International Bond
3.38%, 04/15/23(d)	200	194,400
3.85%, 07/18/27(d)	400	385,820
4.13%, 01/15/25(d)	200	198,576
4.88%, 05/05/21(d)	200	206,496
5.25%, 01/08/47(d)	600	626,514
5.38%, 10/17/23(d)	400	423,720
5.88%, 03/13/20(d)	100	104,250
5.95%, 01/08/46(d)	300	338,217
6.75%, 01/15/44(d)	200	244,886
7.75%, 01/17/38(d)	420	559,889
8.50%, 10/12/35(d)	200	278,552
11.63%, 03/04/19(d)	200	210,238
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(d)	400	393,012
4.15%, 03/29/27(d)	800	782,304
4.35%, 09/10/24(d)	200	201,086
4.40%, 03/01/28(d)	400	397,224
4.55%, 03/29/26(d)	200	202,020
6.13%, 03/15/19(d)	200	203,768

		5,950,972

Security	Par (000)	Value
ISRAEL — 0.0%
Israel Government International Bond
2.88%, 03/16/26	$200	$190,074
4.00%, 06/30/22	200	204,638
4.50%, 01/30/43	300	308,409
5.13%, 03/26/19(c)	100	101,572

		804,693
ITALY — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	200	213,804
6.88%, 09/27/23	250	276,213

		490,017
IVORY COAST — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/18)(d)(j)	185	176,396
6.38%, 03/03/28(d)	200	194,448

		370,844
JAMAICA — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	550	606,870
8.00%, 03/15/39	100	117,451

		724,321
JAPAN — 0.1%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	200	190,432
2.50%, 10/18/22(d)	200	193,874
Japan Bank for International Cooperation
1.50%, 07/21/21	450	428,764
1.88%, 04/20/21	100	96,707
1.88%, 07/21/26	200	179,660
2.13%, 11/16/20	500	489,420
2.13%, 02/10/25(c)	200	186,208
2.38%, 04/20/26	250	234,510
2.75%, 11/16/27	200	190,262
2.88%, 06/01/27	250	240,628
3.00%, 05/29/24	250	245,982

		2,676,447
JORDAN — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	600	574,326
6.13%, 01/29/26(d)	200	198,634

		772,960
KAZAKHSTAN — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(d)	200	203,350
5.13%, 07/21/25(d)	600	644,712
6.50%, 07/21/45(d)	200	246,870

		1,094,932
KENYA — 0.0%
Kenya Government International Bond,
6.88%, 06/24/24(d)	200	204,276

KUWAIT — 0.0%
Kuwait International Government Bond
2.75%, 03/20/22(d)	200	195,262
3.50%, 03/20/27(d)	600	589,698

		784,960

214

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
LEBANON — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(d)	$200	$174,482
6.20%, 02/26/25(d)	1,000	836,530
6.38%, 03/09/20	100	97,247
6.65%, 04/22/24(d)	300	261,327
6.65%, 02/26/30(d)	200	161,942
6.75%, 11/29/27(d)	25	20,805
6.85%, 05/25/29	50	40,747
7.00%, 03/23/32(d)	50	40,487
7.25%, 03/23/37(d)	215	176,233
8.25%, 04/12/21(d)	300	293,226

		2,103,026
LITHUANIA — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(d)	200	214,504
7.38%, 02/11/20(d)	100	106,606

		321,110
MALAYSIA — 0.0%
Malaysia Sovereign Sukuk Bhd,
3.04%, 04/22/25(d)	200	190,372
Malaysia Sukuk Global Bhd,
4.08%, 04/27/46(d)	250	244,608

		434,980
MEXICO — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	620	620,899
3.60%, 01/30/25	200	194,564
3.63%, 03/15/22	380	379,969
4.00%, 10/02/23	770	774,019
4.13%, 01/21/26	200	198,646
4.15%, 03/28/27	550	541,629
4.35%, 01/15/47	600	536,238
4.75%, 03/08/44	520	488,514
5.55%, 01/21/45	550	578,182
5.75%, 10/12/10	200	197,468
6.05%, 01/11/40	180	198,830
7.50%, 04/08/33	65	82,267

		4,791,225
MOROCCO — 0.0%
Morocco Government International Bond,
4.25%, 12/11/22(d)	200	202,804

NIGERIA — 0.0%
Nigeria Government International Bond,
7.88%, 02/16/32(d)	200	206,640

NORWAY — 0.0%
Kommunalbanken AS,
2.50%, 04/17/20(b)	250	248,683

OMAN — 0.0%
Oman Government International Bond
4.75%, 06/15/26(d)	200	189,262
6.50%, 03/08/47(d)	650	610,883

		800,145
PAKISTAN — 0.0%
Pakistan Government International Bond,
8.25%, 09/30/25(d)	600	625,776

PANAMA — 0.1%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	203,082
5.20%, 01/30/20	310	320,112

Security	Par (000)	Value
6.70%, 01/26/36	$685	$851,188
7.13%, 01/29/26	100	120,010
9.38%, 04/01/29	300	425,619

		1,920,011
PARAGUAY — 0.0%
Paraguay Government International Bond
5.60%, 03/13/48(d)	200	205,924
6.10%, 08/11/44(d)	200	217,342

		423,266
PERU — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	876	906,108
5.63%, 11/18/50(c)	450	534,141
6.55%, 03/14/37	40	50,906
7.13%, 03/30/19	205	211,207
7.35%, 07/21/25	100	122,567
8.75%, 11/21/33	80	118,294

		1,943,223
PHILIPPINES — 0.2%
Philippine Government International Bond
3.70%, 03/01/41	600	568,800
3.70%, 02/02/42	300	283,995
3.95%, 01/20/40	200	196,836
4.00%, 01/15/21	600	608,286
5.00%, 01/13/37	400	437,440
6.38%, 01/15/32	200	243,992
6.38%, 10/23/34	225	280,959
6.50%, 01/20/20	200	209,498
7.75%, 01/14/31	138	184,404
9.50%, 02/02/30	100	147,789
10.63%, 03/16/25	80	112,361

		3,274,360
POLAND — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	49,107
3.25%, 04/06/26	635	618,395
4.00%, 01/22/24	466	475,511
5.00%, 03/23/22	200	211,032
6.38%, 07/15/19	300	310,167

		1,664,212
QATAR — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(d)	200	193,994
3.25%, 06/02/26(d)	200	191,078
4.50%, 01/20/22(b)	200	205,764
4.50%, 04/23/28(d)	250	255,390
4.63%, 06/02/46(d)	1,300	1,287,403
5.10%, 04/23/48(d)	250	255,377
6.40%, 01/20/40(b)	100	121,232
SoQ Sukuk A QSC,
3.24%, 01/18/23(d)	600	591,036

		3,101,274
ROMANIA — 0.1%
Romanian Government International Bond
4.88%, 01/22/24(d)	400	416,096
6.13%, 01/22/44(d)	200	231,230
6.75%, 02/07/22(d)	300	329,307

		976,633

215

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
RUSSIA — 0.2%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19(d)	$200	$200,300
4.25%, 06/23/27(d)	200	195,072
4.50%, 04/04/22(d)	200	204,588
4.75%, 05/27/26(d)	800	811,408
4.88%, 09/16/23(d)	1,200	1,252,620
5.00%, 04/29/20(d)	200	205,396
5.25%, 06/23/47(d)	400	397,616
5.63%, 04/04/42(d)	200	214,936
5.88%, 09/16/43(d)	200	221,344
7.50%, 03/31/30(d)(j)	140	156,137
12.75%, 06/24/28(d)	200	328,582

		4,187,999
SAUDI ARABIA — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(d)	1,200	1,156,320
Saudi Government International Bond
2.38%, 10/26/21(d)	400	385,000
3.25%, 10/26/26(d)	400	377,388
3.63%, 03/04/28(d)	450	429,440
4.00%, 04/17/25(d)	250	250,080
4.50%, 04/17/30(d)	250	251,398
4.50%, 10/26/46(d)	1,150	1,085,082
4.63%, 10/04/47(d)	310	296,434

		4,231,142
SENEGAL — 0.0%
Senegal Government International Bond,
6.25%, 05/23/33(d)	200	188,336

SERBIA — 0.0%
Serbia International Bond,
4.88%, 02/25/20(d)	200	203,558

SLOVENIA — 0.0%
Slovenia Government International Bond,
4.13%, 02/18/19(b)	200	201,268

SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	546,366
4.85%, 09/27/27	200	192,576
5.50%, 03/09/20	100	102,995
5.65%, 09/27/47	200	187,416
6.25%, 03/08/41	153	156,557
6.88%, 05/27/19	390	400,944

		1,586,854
SOUTH KOREA — 0.1%
Export-Import Bank of Korea
1.50%, 10/21/19	200	195,898
2.63%, 12/30/20	400	391,988
2.88%, 01/21/25	200	187,340
3.25%, 11/10/25	400	380,368
4.00%, 01/29/21	250	252,353
4.38%, 09/15/21	200	204,306
5.13%, 06/29/20	200	206,410
Korea International Bond
2.75%, 01/19/27	200	186,856
3.88%, 09/11/23	200	203,532
4.13%, 06/10/44(c)	450	468,013

		2,677,064

Security	Par (000)	Value
SRI LANKA — 0.1%
Sri Lanka Government International Bond
5.13%, 04/11/19(d)	$200	$200,874
6.13%, 06/03/25(d)	200	194,938
6.25%, 07/27/21(d)	400	409,012
6.83%, 07/18/26(d)	200	200,830
6.85%, 11/03/25(d)	200	202,112

		1,207,766
SUPRANATIONAL — 1.4%
African Development Bank
1.13%, 09/20/19	255	250,706
1.25%, 07/26/21	130	123,781
1.88%, 03/16/20	495	488,001
2.13%, 11/16/22	25	24,110
2.38%, 09/23/21	185	181,748
2.63%, 03/22/21	250	248,255
Asian Development Bank
1.00%, 08/16/19	100	98,365
1.38%, 03/23/20	200	195,650
1.50%, 01/22/20	275	270,179
1.63%, 05/05/20	825	808,970
1.63%, 03/16/21	275	266,285
1.75%, 01/10/20	175	172,637
1.75%, 09/13/22	595	566,928
1.88%, 02/18/22(c)	350	337,372
2.00%, 02/16/22	560	542,086
2.00%, 01/22/25	405	379,991
2.00%, 04/24/26	125	115,636
2.25%, 01/20/21	265	261,104
2.38%, 08/10/27	150	141,296
2.63%, 01/12/27(c)	300	289,251
2.75%, 03/17/23	250	247,382
Banque Ouest Africaine de Developpement,
5.00%, 07/27/27(b)	200	193,600
Corp. Andina de Fomento
2.13%, 09/27/21	75	71,978
4.38%, 06/15/22	100	103,014
Council of Europe Development Bank
1.63%, 03/10/20	420	412,289
2.63%, 02/13/23	200	196,566
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,180	2,106,708
1.75%, 11/26/19	250	246,935
1.88%, 02/23/22	185	178,092
2.75%, 04/26/21	100	99,590
European Investment Bank
0.00%, 11/06/26(h)	150	114,962
1.13%, 08/15/19	300	295,569
1.25%, 12/16/19	525	514,915
1.38%, 06/15/20	840	818,681
1.38%, 09/15/21	100	95,434
1.63%, 03/16/20	100	98,243
1.63%, 08/14/20	520	508,035
1.63%, 12/15/20	150	145,911
1.63%, 06/15/21	50	48,254
1.75%, 05/15/20	2,000	1,964,860
1.88%, 02/10/25	625	580,962
2.00%, 03/15/21	125	122,259
2.00%, 12/15/22	200	191,926
2.13%, 10/15/21	20	19,512
2.13%, 04/13/26	100	93,493

216

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.25%, 03/15/22	$150	$146,454
2.25%, 08/15/22	730	709,925
2.38%, 06/15/22(c)	125	122,294
2.38%, 05/24/27	120	113,234
2.50%, 04/15/21	285	282,136
2.88%, 09/15/20	250	250,337
3.25%, 01/29/24	450	454,815
4.88%, 02/15/36	225	276,316
IDB Trust Services Ltd.,
Series 019,
2.11%, 09/25/19(d)	250	247,797
Inter-American Development Bank
1.13%, 09/12/19	100	98,379
1.63%, 05/12/20	525	514,684
1.75%, 10/15/19	350	346,339
1.75%, 04/14/22	500	478,730
1.75%, 09/14/22	270	257,199
1.88%, 06/16/20	100	98,363
1.88%, 03/15/21	160	155,981
2.00%, 06/02/26	155	143,339
2.13%, 11/09/20	255	251,088
2.13%, 01/15/25	700	661,794
2.38%, 07/07/27	365	344,279
2.63%, 04/19/21	150	148,986
3.00%, 10/04/23	800	799,312
3.00%, 02/21/24	280	279,404
3.20%, 08/07/42	105	103,675
3.88%, 09/17/19	75	76,027
3.88%, 02/14/20	75	76,287
3.88%, 10/28/41	50	54,809
4.38%, 01/24/44	90	106,581
Series GDP,
1.25%, 10/15/19	150	147,521
International Bank for Reconstruction & Development
0.88%, 08/15/19	475	466,740
1.13%, 11/27/19	615	602,829
1.13%, 08/10/20	100	96,778
1.38%, 05/24/21	305	292,705
1.38%, 09/20/21(c)	50	47,742
1.63%, 09/04/20	395	385,804
1.63%, 03/09/21	130	125,982
1.63%, 02/10/22	250	238,927
1.75%, 04/19/23	100	94,690
1.88%, 10/07/19	250	247,832
1.88%, 04/21/20	540	532,148
1.88%, 10/27/26	2,250	2,053,080
2.00%, 01/26/22	200	193,722
2.13%, 02/13/23(c)	250	241,007
2.13%, 03/03/25	155	146,635
2.25%, 06/24/21	50	49,115
2.50%, 11/25/24	375	363,311
2.50%, 07/29/25	375	362,239
2.50%, 11/22/27	125	118,973
7.63%, 01/19/23	600	714,618
International Finance Corp.
1.63%, 07/16/20	330	322,690
1.75%, 09/16/19	275	272,335
2.00%, 10/24/22	175	168,277
2.13%, 04/07/26	410	383,764
Nordic Investment Bank
1.50%, 09/29/20	250	243,085
2.13%, 02/01/22	200	194,340

		31,936,974

Security	Par (000)	Value
SWEDEN — 0.1%
Svensk Exportkredit AB
1.13%, 08/28/19	$700	$688,408
1.75%, 08/28/20	200	195,374
2.38%, 03/09/22	200	195,274
Sweden Government International Bond
1.13%, 10/21/19(b)	250	245,437
1.63%, 04/06/20(b)	250	245,455

		1,569,948
TRINIDAD AND TOBAGO — 0.0%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(d)	200	195,950

TURKEY — 0.2%
Export Credit Bank of Turkey,
5.38%, 10/24/23(d)	200	178,062
Hazine Mustesarligi Varlik Kiralama AS,
4.49%, 11/25/24(d)	200	178,878
Turkey Government International Bond
4.25%, 04/14/26	200	166,962
4.88%, 10/09/26	400	343,408
4.88%, 04/16/43	650	470,359
5.13%, 02/17/28	200	171,584
5.63%, 03/30/21	200	197,230
5.75%, 03/22/24	800	757,088
6.00%, 03/25/27	600	550,812
6.00%, 01/14/41	450	371,340
6.13%, 10/24/28	200	182,550
6.25%, 09/26/22	200	197,768
6.63%, 02/17/45	450	391,630
6.75%, 05/30/40	100	89,717
6.88%, 03/17/36	131	120,270
7.25%, 03/05/38	50	47,621
7.38%, 02/05/25	20	20,339
7.50%, 11/07/19	250	256,223
8.00%, 02/14/34	50	51,498

		4,743,339
UKRAINE — 0.1%
Ukraine Government International Bond
7.38%, 09/25/32(d)	200	181,470
7.75%, 09/01/20(d)	512	522,900
7.75%, 09/01/23(d)	200	201,284
7.75%, 09/01/25(d)	400	391,924
7.75%, 09/01/27(d)	200	191,814
Ukreximbank Via Biz Finance PLC,
9.75%, 01/22/25(d)	200	205,508

		1,694,900
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(d)	200	193,494
3.13%, 05/03/26(d)	1,200	1,145,376
3.13%, 10/11/27(d)	200	188,570
Dubai DOF Sukuk Ltd.,
3.88%, 01/30/23(d)	200	200,726
RAK Capital,
3.09%, 03/31/25(d)	200	188,998
Sharjah Sukuk Ltd.,
3.76%, 09/17/24(d)	200	199,000

		2,116,164
URUGUAY — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	200	185,698
4.38%, 10/27/27	350	359,030
4.50%, 08/14/24(c)	480	499,056
5.10%, 06/18/50	320	324,064

217

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
7.63%, 03/21/36	$100	$133,531
8.00%, 11/18/22	75	85,349

		1,586,728
VENEZUELA — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(d)(m)	75	20,228
7.65%, 04/21/25(d)(m)	350	94,423
7.75%, 10/13/19(d)(m)	200	54,438
8.25%, 10/13/24(d)(m)	250	67,810
9.00%, 05/07/23(d)(m)	100	27,068
9.25%, 09/15/27(m)	365	103,729
9.25%, 05/07/28(d)(m)	150	40,604
9.38%, 01/13/34(m)	100	29,122
11.75%, 10/21/26(d)(m)	200	57,076
11.95%, 08/05/31(d)(m)	200	56,776
12.75%, 08/23/22(d)(m)	75	21,163

		572,437
VIETNAM — 0.0%
Vietnam Government International Bond,
4.80%, 11/19/24(d)	400	405,440

ZAMBIA — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)	200	180,280
8.97%, 07/30/27(d)	200	179,224

		359,504

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 6.1%
(Cost: $141,886,587)		136,424,259

MUNICIPAL DEBT OBLIGATIONS

CALIFORNIA — 0.2%
Bay Area Toll Authority RB BAB
Series F-2,
6.26%, 04/01/49	110	150,701
Series S-1,
7.04%, 04/01/50(c)	50	72,545
Series S-3,
6.91%, 10/01/50	100	143,515
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB,
6.95%, 11/01/50	50	71,011
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	50	72,107
Los Angeles Department of Water & Power System Revenue RB BAB
Series A,
6.60%, 07/01/50	100	142,182
Series D,
6.57%, 07/01/45	100	139,223
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	210,357
Series RY,
6.76%, 07/01/34	100	130,330
Regents of the University of California Medical Center Pooled Revenue RB BAB,
Series H,
6.55%, 05/15/48	50	66,297
San Diego County Regional Transportation Commission RB BAB,
5.91%, 04/01/48	60	79,144
State of California Department of Water Resources Power Supply Revenue RB,
Series P,
2.00%, 05/01/22	80	77,514
State of California GO
3.38%, 04/01/25	200	198,028
3.50%, 04/01/28	65	64,095
4.60%, 04/01/38 ( 04/01/28)	125	129,496
Series A,
2.37%, 04/01/22	100	97,214

Security	Par (000)	Value
State of California GO BAB
7.30%, 10/01/39	$400	$563,872
7.50%, 04/01/34	100	139,584
7.55%, 04/01/39	355	523,092
7.60%, 11/01/40	100	149,900
7.63%, 03/01/40	35	51,518
University of California RB
Series AQ,
4.77%, 05/15/15	100	101,175
Series AX,
3.06%, 07/01/25 (Call 04/01/25)	50	48,662
University of California RB BAB,
5.77%, 05/15/43	100	122,463

		3,544,025
CONNECTICUT — 0.0%
State of Connecticut GO,
Series A,
5.85%, 03/15/32(c)	90	102,241
State of Connecticut GO BAB,
Series D,
5.09%, 10/01/30	50	53,088

		155,329
FLORIDA — 0.0%
State Board of Administration Finance Corp. RB,
Series A,
3.00%, 07/01/20	150	149,948

GEORGIA — 0.0%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010-A,
6.64%, 04/01/57	100	125,444
Project M, Series 2010-A,
6.66%, 04/01/57	100	124,598
Project P, Series 2010-A,
7.06%, 04/01/57	25	29,679

		279,721
ILLINOIS — 0.1%
Illinois State Toll Highway Authority RB BAB,
6.18%, 01/01/34	180	221,389
State of Illinois GO
4.95%, 06/01/23(c)	50	50,932
5.10%, 06/01/33	850	821,049
State of Illinois GO BAB,
Series 5,
7.35%, 07/01/35	50	55,926

		1,149,296
MASSACHUSETTS — 0.0%
Commonwealth of Massachusetts GOL BAB,
Series E,
5.46%, 12/01/39	145	172,892

MISSOURI — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB,
Series A,
3.65%, 08/15/57 (Call 02/15/57)	200	185,294

NEW JERSEY — 0.0%
New Jersey Economic Development Authority RB
Series A,
7.43%, 02/15/29 (NPFGC)	50	60,326
Series B,
0.00%, 02/15/22(h)	100	88,200
New Jersey State Turnpike Authority RB BAB
Series A,
7.10%, 01/01/41	135	188,707
Series F,
7.41%, 01/01/40	305	439,917
New Jersey Transportation Trust Fund Authority RB BAB,
Series C,
5.75%, 12/15/28	50	55,243

		832,393
NEW YORK — 0.1%
City of New York NY GO BAB,
Series A-2,
5.21%, 10/01/31 BAB	135	151,116
Metropolitan Transportation Authority RB BAB,
Series 2010-A,
6.67%, 11/15/39	150	198,147
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	236,992
Series C-2,
5.77%, 08/01/36	40	46,843

218

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	$100	$121,653
5.72%, 06/15/42	250	313,775
5.88%, 06/15/44	115	147,841
New York State Dormitory Authority RB BAB
Series D,
5.60%, 03/15/40	40	47,950
Series F,
5.63%, 03/15/39	50	59,129
Port Authority of New York & New Jersey RB
Series 160,
5.65%, 11/01/40	25	30,636
Series 168,
4.93%, 10/01/51	125	143,791
Series 174,
4.46%, 10/01/62	400	421,056
Series 181,
4.96%, 08/01/46	100	114,492

		2,033,421
OHIO — 0.0%
American Municipal Power Inc. RB BAB,
Series B,
8.08%, 02/15/50	100	159,551
Ohio State University (The) RB BAB,
Series C,
4.91%, 06/01/40	75	84,595
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB,
Series B-2,
4.88%, 12/01/34	50	54,349

		298,495
OREGON — 0.0%
Oregon School Boards Association GOL,
Series B,
5.68%, 06/30/28 (NPFGC)	100	113,221
State of Oregon GO,
5.89%, 06/01/27	340	392,085

		505,306
TENNESSEE — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB,
Series 2016-B,
4.05%, 07/01/26 (Call 04/01/26)	250	256,283

TEXAS — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB,
5.81%, 02/01/41	200	247,134
Dallas Area Rapid Transit RB BAB,
Series B,
6.00%, 12/01/44	50	64,338
Dallas County Hospital District GOL BAB,
Series C,
5.62%, 08/15/44	50	60,710
North Texas Tollway Authority RB BAB,
Series B,
6.72%, 01/01/49	200	281,224
Permanent University Fund — Texas A&M University System RB,
Series B,
3.66%, 07/01/47 (Call 07/01/27)	100	94,315
Permanent University Fund — University of Texas System RB,
Series A,
3.38%, 07/01/47 (Call 01/01/47)	120	108,723
State of Texas GO BAB,
5.52%, 04/01/39	100	124,379
Texas Transportation Commission State Highway Fund RB BAB,
Series B,
5.18%, 04/01/30	265	298,925

		1,279,748
WASHINGTON — 0.0%
Central Puget Sound Regional Transit Authority RB BAB,
5.49%, 11/01/39	30	36,307
State of Washington GO BAB,
Series F,
5.14%, 08/01/40	100	118,661

		154,968

Security	Par (000)	Value
WISCONSIN — 0.0%
State of Wisconsin RB
Series A,
5.70%, 05/01/26	$20	$22,012
Series C,
3.15%, 05/01/27	250	241,817

		263,829

TOTAL MUNICIPAL DEBT OBLIGATIONS — 0.5%
(Cost: $11,659,824)		11,260,948

U.S. GOVERNMENT & AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 23.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	54	52,567
2.50%, 10/01/31	934	903,201
2.50%, 12/01/31	529	511,303
2.50%, 02/01/32	988	956,021
2.50%, 01/01/33	800	773,520
2.50%, 08/01/33(n)	10,358	10,006,799
2.50%, 08/01/48(n)	750	696,914
3.00%, 05/01/29	49	49,056
3.00%, 05/01/30	114	113,464
3.00%, 06/01/30	58	57,792
3.00%, 07/01/30	126	125,060
3.00%, 12/01/30	1,430	1,417,253
3.00%, 02/01/31	44	43,317
3.00%, 05/01/31	47	46,929
3.00%, 06/01/31	31	31,004
3.00%, 08/01/33(n)	8,563	8,469,342
3.00%, 08/01/46	3,023	2,914,205
3.00%, 09/01/46	1,904	1,842,416
3.00%, 10/01/46	2,515	2,426,983
3.00%, 11/01/46	2,777	2,676,394
3.00%, 12/01/46	3,639	3,512,452
3.00%, 01/01/47	1,883	1,815,670
3.00%, 02/01/47	4,151	4,001,553
3.00%, 05/01/47	880	850,100
3.00%, 06/01/47	2,006	1,934,215
3.00%, 08/01/47	359	346,240
3.00%, 08/01/48(n)	3,732	3,593,799
3.50%, 05/01/32	152	153,242
3.50%, 09/01/32	133	134,765
3.50%, 07/01/33	729	735,043
3.50%, 08/01/33(n)	4,914	4,953,158
3.50%, 04/01/43	43	43,005
3.50%, 07/01/43	55	54,843
3.50%, 01/01/44	138	138,013
3.50%, 09/01/44	298	297,204
3.50%, 12/01/45	291	289,462
3.50%, 01/01/46	31	30,498
3.50%, 03/01/46	212	210,374
3.50%, 05/01/46	263	261,519
3.50%, 07/01/46	386	382,477
3.50%, 08/01/46	413	409,902
3.50%, 09/01/46	201	199,626
3.50%, 11/01/46	112	111,753
3.50%, 12/01/46	3,345	3,320,611
3.50%, 02/01/47	1,471	1,459,757
3.50%, 03/01/47	285	282,672

219

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.50%, 04/01/47	$300	$297,462
3.50%, 05/01/47	285	283,022
3.50%, 07/01/47	1,167	1,156,667
3.50%, 08/01/47	118	116,809
3.50%, 09/01/47	3,068	3,043,578
3.50%, 12/01/47	120	118,824
3.50%, 01/01/48	1,523	1,517,610
3.50%, 02/01/48	3,976	3,932,851
3.50%, 03/01/48	859	851,168
3.50%, 05/01/48	2,083	2,065,231
3.50%, 08/01/48(n)	15,281	15,132,965
4.00%, 05/01/33	497	510,220
4.00%, 08/01/33(n)	106	108,484
4.00%, 07/01/44	69	70,652
4.00%, 06/01/45	23	23,344
4.00%, 08/01/45	207	210,632
4.00%, 01/01/46	327	332,587
4.00%, 03/01/46	20	20,050
4.00%, 05/01/46	38	39,136
4.00%, 11/01/46	1,115	1,133,877
4.00%, 02/01/47	450	457,968
4.00%, 03/01/47	378	384,494
4.00%, 11/01/47	23	23,792
4.00%, 01/01/48	1,415	1,437,696
4.00%, 02/01/48	253	257,727
4.00%, 03/01/48	1,006	1,021,356
4.00%, 06/01/48	1,053	1,076,912
4.00%, 07/01/48	3,614	3,670,295
4.00%, 08/01/48(n)	12,958	13,156,462
4.00%, 08/01/48	1,325	1,346,136
4.50%, 08/01/33(n)	175	176,449
4.50%, 02/01/41	205	213,901
4.50%, 05/01/42	215	225,011
4.50%, 01/01/45	154	161,120
4.50%, 01/01/46	210	219,308
4.50%, 04/01/46	34	34,973
4.50%, 05/01/46	26	27,499
4.50%, 07/01/46	14	14,959
4.50%, 09/01/46	2,170	2,270,807
4.50%, 03/01/47	37	38,184
4.50%, 05/01/47	225	233,209
4.50%, 06/01/47	306	318,085
4.50%, 05/01/48	2,362	2,451,332
4.50%, 06/01/48	1,015	1,054,266
4.50%, 07/01/48	696	722,734
4.50%, 08/01/48(n)	1,062	1,101,161
5.00%, 09/01/47	74	78,371
5.00%, 03/01/48	448	472,217
5.00%, 04/01/48	2,732	2,885,182
5.00%, 05/01/48	472	497,535
5.00%, 07/01/48	744	785,153
5.00%, 08/01/48(n)	72	75,848
5.50%, 08/13/48(n)	1,225	1,305,199
Federal National Mortgage Association
2.50%, 12/01/29	209	204,446
2.50%, 03/01/30	274	266,671
2.50%, 07/01/30	260	252,569
2.50%, 08/01/30	75	73,179
2.50%, 12/01/30	94	91,513
2.50%, 01/01/31	77	75,341

Security	Par (000)	Value
2.50%, 09/01/31	$802	$776,493
2.50%, 10/01/31	4,198	4,084,142
2.50%, 12/01/31	1,209	1,171,691
2.50%, 02/01/32	915	886,330
2.50%, 03/01/32	936	906,230
2.50%, 04/01/32	862	834,632
2.50%, 10/01/32	150	145,746
2.50%, 08/01/33(n)	4,411	4,269,021
2.50%, 08/01/48(n)	905	842,216
3.00%, 10/01/27	147	146,188
3.00%, 04/01/30	195	193,687
3.00%, 07/01/30	168	167,228
3.00%, 08/01/30	620	615,097
3.00%, 09/01/30	1,091	1,082,257
3.00%, 10/01/30	445	441,314
3.00%, 11/01/30	111	110,585
3.00%, 12/01/30	244	242,110
3.00%, 02/01/31	1,269	1,259,966
3.00%, 03/01/31	394	390,818
3.00%, 09/01/31	288	285,203
3.00%, 10/01/31	125	124,124
3.00%, 01/01/32	1,119	1,109,855
3.00%, 02/01/32	1,647	1,634,264
3.00%, 03/01/32	114	112,714
3.00%, 06/01/32	1,058	1,050,284
3.00%, 08/01/32	570	566,081
3.00%, 11/01/32	2,343	2,323,707
3.00%, 12/01/32	1,179	1,168,577
3.00%, 01/01/33	1,526	1,512,970
3.00%, 02/01/33	1,053	1,044,859
3.00%, 08/01/33(n)	4,476	4,434,737
3.00%, 01/01/37	637	624,283
3.00%, 12/01/42	696	677,605
3.00%, 05/01/45	903	877,262
3.00%, 11/01/45	103	99,150
3.00%, 08/01/46	1,921	1,854,639
3.00%, 10/01/46	103	99,825
3.00%, 11/01/46	579	559,236
3.00%, 12/01/46	6,036	5,823,726
3.00%, 01/01/47	5,815	5,611,449
3.00%, 02/01/47	8,558	8,256,440
3.00%, 03/01/47	4,279	4,128,047
3.00%, 05/01/47	133	128,646
3.00%, 07/01/47	2,504	2,416,210
3.00%, 12/01/47	866	836,976
3.00%, 08/01/48(n)	7,702	7,421,599
3.50%, 01/01/27	12	12,598
3.50%, 12/01/29	32	31,877
3.50%, 07/01/30	559	565,531
3.50%, 10/01/30	63	64,000
3.50%, 03/01/31	416	420,383
3.50%, 06/01/31	366	371,248
3.50%, 01/01/32	173	175,496
3.50%, 05/01/32	299	302,469
3.50%, 06/01/32	280	284,440
3.50%, 07/01/32	166	168,659
3.50%, 08/01/32	127	128,041
3.50%, 10/01/32	378	382,240
3.50%, 11/01/32	243	245,477
3.50%, 03/01/33	680	687,939

220

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.50%, 04/01/33	$1,205	$1,219,083
3.50%, 05/01/33	463	468,303
3.50%, 08/01/33(n)	1,582	1,595,843
3.50%, 10/01/44	1,636	1,633,378
3.50%, 02/01/45	931	929,149
3.50%, 03/01/45	286	284,286
3.50%, 05/01/45	146	144,788
3.50%, 07/01/45	347	344,794
3.50%, 10/01/45	443	443,032
3.50%, 11/01/45	372	369,783
3.50%, 12/01/45	4,501	4,476,196
3.50%, 01/01/46	303	302,204
3.50%, 02/01/46	1,048	1,041,779
3.50%, 03/01/46	2,615	2,596,437
3.50%, 04/01/46	81	79,998
3.50%, 05/01/46	126	125,819
3.50%, 06/01/46	301	298,671
3.50%, 07/01/46	346	344,597
3.50%, 08/01/46	468	464,649
3.50%, 09/01/46	791	785,299
3.50%, 10/01/46	423	421,870
3.50%, 11/01/46	232	230,385
3.50%, 12/01/46	5,528	5,498,378
3.50%, 01/01/47	4,739	4,718,647
3.50%, 02/01/47	614	610,234
3.50%, 04/01/47	1,596	1,584,859
3.50%, 05/01/47	701	696,753
3.50%, 06/01/47	1,577	1,565,436
3.50%, 07/01/47	1,631	1,623,532
3.50%, 08/01/47	1,342	1,331,374
3.50%, 09/01/47	2,735	2,711,175
3.50%, 10/01/47	2,008	2,002,180
3.50%, 11/01/47	5,476	5,436,280
3.50%, 12/01/47	1,557	1,542,996
3.50%, 01/01/48	3,380	3,360,647
3.50%, 02/01/48	19,571	19,421,017
3.50%, 04/01/48	535	532,022
3.50%, 05/01/48	222	221,257
3.50%, 08/01/48(n)	4,119	4,081,028
4.00%, 05/01/33	1,634	1,677,788
4.00%, 06/01/33	753	773,722
4.00%, 07/01/33	575	590,592
4.00%, 08/01/33(n)	426	436,118
4.00%, 06/01/38	478	489,839
4.00%, 06/01/42	4,856	4,973,593
4.00%, 10/01/44	26	26,852
4.00%, 12/01/44	237	242,353
4.00%, 02/01/45	534	547,643
4.00%, 05/01/45	294	301,483
4.00%, 09/01/45	163	166,405
4.00%, 01/01/46	191	194,423
4.00%, 04/01/46	66	67,489
4.00%, 07/01/46	588	598,047
4.00%, 08/01/46	52	52,338
4.00%, 03/01/47	42	42,833
4.00%, 04/01/47	2,090	2,127,563
4.00%, 05/01/47	684	698,190
4.00%, 06/01/47	836	855,152
4.00%, 07/01/47	1,650	1,676,931
4.00%, 08/01/47	1,570	1,598,139

Security	Par (000)	Value
4.00%, 09/01/47	$2,558	$2,607,095
4.00%, 10/01/47	5,004	5,102,861
4.00%, 11/01/47	2,737	2,781,668
4.00%, 12/01/47	1,398	1,428,452
4.00%, 01/01/48	2,881	2,927,143
4.00%, 04/01/48	2,023	2,056,877
4.00%, 07/01/48	249	253,175
4.00%, 08/01/48(n)	10,699	10,866,680
4.50%, 08/01/33(n)	785	790,397
4.50%, 06/01/41	33	33,942
4.50%, 01/01/42	29	30,900
4.50%, 09/01/42	131	136,972
4.50%, 08/01/43	323	337,233
4.50%, 04/01/44	471	493,069
4.50%, 02/01/45	150	157,344
4.50%, 08/01/45	186	195,029
4.50%, 12/01/45	172	180,022
4.50%, 02/01/46	446	466,938
4.50%, 08/01/46	25	26,481
4.50%, 10/01/46	73	76,435
4.50%, 01/01/47	42	43,188
4.50%, 06/01/47	408	424,660
4.50%, 12/01/47	364	378,377
4.50%, 01/01/48	4,811	4,999,549
4.50%, 02/01/48	1,734	1,807,952
4.50%, 03/01/48	374	390,765
4.50%, 04/01/48	118	123,045
4.50%, 05/01/48	1,252	1,299,252
4.50%, 06/01/48	655	687,153
4.50%, 07/01/48	2,636	2,735,774
4.50%, 08/01/48(n)	1,601	1,660,537
5.00%, 08/01/33(n)	293	299,364
5.00%, 06/01/39	21	22,042
5.00%, 02/01/41	86	91,389
5.00%, 04/01/41	942	1,007,009
5.00%, 10/01/41	38	40,857
5.00%, 01/01/42	121	128,633
5.00%, 05/01/42	90	96,239
5.00%, 09/01/47	542	573,195
5.00%, 03/01/48	2,236	2,368,992
5.00%, 04/01/48	3,983	4,214,589
5.00%, 05/01/48	613	651,890
5.00%, 08/01/48(n)	453	478,410
5.50%, 09/01/41	1,635	1,761,957
5.50%, 01/01/47	1,382	1,482,455
5.50%, 08/01/48(n)	1,749	1,866,511
Series 2014-M02, Class ASV2,
2.78%, 06/25/21(a)	315	312,766
Series 2014-M13, Class A2,
3.02%, 08/25/24(a)	10	9,822
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2,
2.87%, 12/25/21	1,250	1,240,409
Series K020, Class A2,
2.37%, 05/25/22	50	48,693
Series K028, Class A2,
3.11%, 02/25/23	2,700	2,692,924
Series K034, Class A2,
3.53%, 07/25/23(a)	1,000	1,013,644
Series K036, Class A2,
3.53%, 10/25/23(a)	750	760,186
Series K730 , Class A2,
3.59%, 01/25/25	2,000	2,029,788
Government National Mortgage Association
2.50%, 05/20/45	192	182,120
2.50%, 08/01/48(n)	975	918,480
3.00%, 03/15/43	25	24,613
3.00%, 11/20/43	58	56,566

221

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.00%, 12/20/43	$73	$71,821
3.00%, 05/20/45	1,297	1,270,766
3.00%, 06/20/45	344	337,386
3.00%, 10/20/45	928	909,370
3.00%, 11/20/45	96	94,032
3.00%, 12/20/45	195	190,743
3.00%, 02/20/46	3,199	3,134,486
3.00%, 04/20/46	322	314,880
3.00%, 05/20/46	2,734	2,672,710
3.00%, 06/20/46	3,132	3,061,691
3.00%, 07/20/46	4,560	4,457,769
3.00%, 08/20/46	7,304	7,140,470
3.00%, 09/20/46	5,490	5,367,352
3.00%, 12/20/46	5,585	5,459,698
3.00%, 02/20/47	2,344	2,291,449
3.00%, 07/20/47	2,040	1,990,287
3.00%, 08/01/48(n)	9,508	9,264,358
3.50%, 06/15/43	675	681,169
3.50%, 10/20/44	209	210,139
3.50%, 04/20/45	919	924,257
3.50%, 05/20/45	673	676,087
3.50%, 09/20/45	1,360	1,367,503
3.50%, 10/20/45	244	244,909
3.50%, 11/20/45	1,946	1,956,180
3.50%, 12/20/45	560	562,901
3.50%, 03/20/46	4,725	4,740,314
3.50%, 04/20/46	1,939	1,945,094
3.50%, 06/20/46	8,657	8,684,333
3.50%, 10/20/46	680	682,192
3.50%, 12/20/46	1,839	1,844,452
3.50%, 01/20/47	543	545,066
3.50%, 02/20/47	3,832	3,843,930
3.50%, 03/20/47	4,208	4,213,220
3.50%, 04/20/47	556	557,022
3.50%, 08/20/47	1,221	1,222,988
3.50%, 10/20/47	389	390,844
3.50%, 11/20/47	67	67,597
3.50%, 12/15/47	2,215	2,218,053
3.50%, 12/20/47	914	916,491
3.50%, 01/20/48	2,619	2,622,544
3.50%, 04/20/48	5,121	5,129,376
3.50%, 08/01/48(n)	9,632	9,635,010
4.00%, 09/20/45	538	552,983
4.00%, 10/20/45	22	23,103
4.00%, 01/20/46	87	88,899
4.00%, 03/20/46	1,106	1,135,536
4.00%, 07/20/46	103	105,963
4.00%, 09/20/46	25	25,983
4.00%, 11/20/46	281	288,495
4.00%, 12/15/46	182	186,701
4.00%, 08/20/47	526	538,182
4.00%, 11/20/47	1,166	1,193,330
4.00%, 03/20/48	8,444	8,641,088
4.00%, 04/20/48	1,412	1,445,504
4.00%, 05/20/48	1,302	1,332,249
4.00%, 08/01/48(n)	18,759	19,172,284
4.50%, 04/15/40	35	36,809
4.50%, 11/20/45	198	207,318
4.50%, 08/20/46	197	206,410
4.50%, 09/20/46	31	33,082

Security	Par (000)	Value
4.50%, 10/20/46	$176	$183,979
4.50%, 11/20/46	89	93,231
4.50%, 10/20/47	207	215,174
4.50%, 04/20/48	4,130	4,290,602
4.50%, 07/20/48	4,539	4,718,331
4.50%, 08/01/48(n)	3,309	3,435,156
5.00%, 07/20/46	46	49,030
5.00%, 03/20/48	883	926,597
5.00%, 04/20/48	454	476,509
5.00%, 06/20/48	693	727,920
5.00%, 08/01/48(n)	1,668	1,748,012
5.50%, 04/20/48	135	142,130

		530,628,027
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Farm Credit Banks,
1.68%, 10/13/20	250	243,983
Federal Home Loan Banks
0.88%, 08/05/19	250	246,038
1.00%, 09/26/19	200	196,504
1.13%, 07/14/21	700	667,415
1.38%, 09/13/19	150	148,109
1.38%, 11/15/19	200	196,932
1.50%, 10/21/19	1,250	1,233,100
1.75%, 06/12/20	225	221,148
1.88%, 03/13/20	150	148,053
2.00%, 09/13/19	250	248,635
2.00%, 09/09/22	250	241,378
2.50%, 12/08/23	550	535,166
2.50%, 12/10/27	250	234,368
2.75%, 12/13/24	1,140	1,117,451
2.88%, 09/11/20	500	501,125
2.88%, 09/13/24	250	247,513
3.63%, 06/11/21	500	510,565
5.50%, 07/15/36	25	32,185
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	134,660
0.88%, 10/12/18	750	748,192
1.25%, 08/01/19	300	296,454
1.38%, 05/01/20	3,290	3,216,929
2.38%, 02/16/21	1,600	1,583,264
2.38%, 01/13/22	1,675	1,647,446
6.25%, 07/15/32	700	924,644
6.75%, 09/15/29	1,500	1,981,950
Federal National Mortgage Association
1.13%, 12/14/18	450	448,240
1.25%, 05/06/21	300	287,901
1.25%, 08/17/21	600	572,778
1.38%, 02/26/21	450	434,313
1.50%, 06/22/20	1,480	1,447,440
1.63%, 01/21/20	193	190,203
1.75%, 09/12/19	2,200	2,180,728
1.88%, 09/18/18	450	449,878
1.88%, 04/05/22	500	482,245
2.00%, 01/05/22	850	826,030
2.13%, 04/24/26	2,300	2,144,957
2.38%, 01/19/23	900	879,633
2.63%, 09/06/24	1,055	1,032,750
6.25%, 05/15/29	650	824,674
6.63%, 11/15/30	640	850,502

		30,555,479

222

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT OBLIGATIONS — 31.8%
U.S. Treasury Note/Bond
0.88%, 04/15/19	$500	$495,006
1.00%, 11/15/19	4,200	4,118,158
1.00%, 11/30/19	13,000	12,735,856
1.13%, 01/15/19	1,000	995,311
1.13%, 03/31/20	2,500	2,438,871
1.13%, 04/30/20	500	487,121
1.13%, 02/28/21	1,000	959,974
1.13%, 07/31/21	2,500	2,382,544
1.13%, 08/31/21	3,650	3,472,929
1.13%, 09/30/21	2,000	1,900,424
1.25%, 01/31/20	9,250	9,068,292
1.25%, 02/29/20	5,200	5,090,592
1.25%, 03/31/21	4,600	4,424,266
1.25%, 10/31/21	1,400	1,333,833
1.38%, 12/31/18	7,700	7,674,052
1.38%, 12/15/19	8,000	7,872,107
1.38%, 01/15/20	4,800	4,717,199
1.38%, 02/29/20	7,000	6,866,011
1.38%, 03/31/20	2,000	1,959,327
1.38%, 04/30/20	5,000	4,892,355
1.38%, 05/31/20	1,700	1,661,086
1.38%, 08/31/20	3,200	3,115,476
1.38%, 04/30/21	8,750	8,433,511
1.38%, 06/30/23	1,750	1,632,588
1.38%, 09/30/23	4,900	4,552,207
1.50%, 12/31/18	8,000	7,977,497
1.50%, 02/28/19	5,000	4,978,057
1.50%, 10/31/19	7,950	7,849,072
1.50%, 11/30/19	5,500	5,423,899
1.50%, 05/15/20	3,000	2,939,988
1.50%, 05/31/20	6,700	6,561,704
1.50%, 06/15/20	2,250	2,202,625
1.50%, 08/15/20	1,400	1,367,578
1.50%, 01/31/22	4,900	4,689,669
1.50%, 02/28/23	4,000	3,771,888
1.50%, 03/31/23	2,250	2,119,307
1.50%, 08/15/26	700	627,763
1.63%, 04/30/19	1,950	1,939,582
1.63%, 12/31/19	12,600	12,434,246
1.63%, 06/30/20	8,500	8,335,680
1.63%, 07/31/20	3,500	3,428,625
1.63%, 11/30/20	7,550	7,364,137
1.63%, 08/15/22	1,300	1,241,342
1.63%, 04/30/23	19,300	18,261,938
1.63%, 05/31/23	2,500	2,363,319
1.63%, 02/15/26	6,550	5,970,144
1.63%, 05/15/26	6,300	5,725,016
1.75%, 09/30/19	1,200	1,189,550
1.75%, 12/31/20	3,900	3,811,737
1.75%, 11/30/21	11,950	11,558,317
1.75%, 02/28/22	7,900	7,619,766
1.75%, 03/31/22	1,000	963,583
1.75%, 04/30/22	1,300	1,251,400
1.75%, 05/31/22	500	480,838
1.75%, 09/30/22	9,700	9,294,755
1.75%, 01/31/23	2,600	2,482,019
1.75%, 05/15/23	8,000	7,611,849
1.88%, 12/31/19	3,000	2,970,841
1.88%, 06/30/20	1,400	1,379,597

Security	Par (000)	Value
1.88%, 11/30/21	$2,000	$1,942,413
1.88%, 01/31/22	2,200	2,132,791
1.88%, 02/28/22	3,000	2,906,024
1.88%, 05/31/22	6,600	6,377,257
1.88%, 07/31/22	3,200	3,086,758
1.88%, 08/31/22	7,368	7,101,704
1.88%, 09/30/22	28,000	26,963,328
1.88%, 10/31/22	3,000	2,886,905
2.00%, 11/30/20	13,500	13,281,674
2.00%, 01/15/21	500	491,346
2.00%, 02/28/21	1,350	1,325,147
2.00%, 05/31/21	10,000	9,795,536
2.00%, 08/31/21	13,105	12,806,559
2.00%, 12/31/21	4,000	3,897,157
2.00%, 10/31/22	1,200	1,160,542
2.00%, 11/30/22	6,500	6,282,143
2.00%, 02/15/23	6,000	5,789,149
2.00%, 05/31/24	1,250	1,190,538
2.00%, 06/30/24	4,000	3,806,281
2.00%, 02/15/25	7,811	7,384,873
2.00%, 08/15/25	11,700	11,012,204
2.00%, 11/15/26	7,750	7,209,660
2.13%, 08/31/20	4,900	4,844,150
2.13%, 01/31/21	4,050	3,990,200
2.13%, 06/30/21	7,833	7,694,931
2.13%, 08/15/21	7,450	7,309,834
2.13%, 09/30/21	7,500	7,352,435
2.13%, 12/31/21	5,500	5,381,510
2.13%, 06/30/22	5,950	5,800,165
2.13%, 12/31/22	9,000	8,737,079
2.13%, 11/30/23	2,000	1,926,900
2.13%, 02/29/24	2,000	1,922,600
2.13%, 03/31/24	300	288,130
2.13%, 11/30/24	5,000	4,774,334
2.13%, 05/15/25	1,900	1,806,850
2.25%, 03/31/21	3,200	3,159,194
2.25%, 04/30/21	5,500	5,427,311
2.25%, 07/31/21	1,000	985,271
2.25%, 12/31/23	2,000	1,937,729
2.25%, 01/31/24	5,100	4,938,488
2.25%, 11/15/24	2,840	2,732,493
2.25%, 12/31/24	750	721,087
2.25%, 11/15/25	5,350	5,110,983
2.25%, 02/15/27	11,050	10,465,901
2.25%, 08/15/27	6,500	6,135,558
2.25%, 11/15/27	7,500	7,067,265
2.25%, 08/15/46	4,000	3,375,172
2.38%, 12/31/20	1,550	1,537,438
2.38%, 01/31/23	6,500	6,374,864
2.38%, 08/15/24	2,700	2,621,650
2.38%, 05/15/27	3,000	2,866,324
2.50%, 08/15/23	2,950	2,901,955
2.50%, 05/15/24	6,050	5,924,293
2.50%, 02/15/45	100	89,463
2.50%, 02/15/46	3,920	3,495,416
2.50%, 05/15/46	4,663	4,155,625
2.63%, 11/15/20	9,650	9,629,169
2.75%, 04/30/23	5,000	4,979,350
2.75%, 02/15/28	3,000	2,946,634
2.75%, 08/15/42	4,250	4,015,777

223

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.75%, 11/15/42	$7,000	$6,609,441
2.75%, 08/15/47	4,800	4,492,886
2.75%, 11/15/47	7,300	6,830,457
2.88%, 04/30/25	2,000	1,994,496
2.88%, 05/15/43	600	578,814
2.88%, 08/15/45	5,400	5,193,948
2.88%, 11/15/46	8,050	7,730,746
3.00%, 05/15/42	5,500	5,434,459
3.00%, 11/15/44	1,660	1,635,997
3.00%, 05/15/45	700	689,738
3.00%, 11/15/45	4,300	4,235,344
3.00%, 02/15/47	3,050	3,002,808
3.00%, 05/15/47	3,850	3,788,080
3.00%, 02/15/48	2,000	1,968,141
3.13%, 05/15/21	4,800	4,847,060
3.13%, 11/15/41	6,010	6,065,831
3.13%, 02/15/42	1,500	1,513,731
3.13%, 02/15/43	500	503,978
3.13%, 08/15/44	580	584,611
3.38%, 05/15/44	1,120	1,178,606
3.50%, 05/15/20	11,738	11,908,370
3.50%, 02/15/39	1,750	1,874,344
3.63%, 02/15/44	700	767,194
3.75%, 08/15/41	3,000	3,337,559
3.75%, 11/15/43	3,000	3,351,231
3.88%, 08/15/40	1,700	1,922,179
4.25%, 05/15/39	1,425	1,690,399
4.25%, 11/15/40	2,500	2,979,993
4.38%, 02/15/38	1,000	1,199,325
4.38%, 11/15/39	1,000	1,207,500
4.38%, 05/15/40	2,150	2,601,189
4.38%, 05/15/41	3,800	4,614,148
4.50%, 02/15/36	3,400	4,094,317
4.50%, 05/15/38	1,800	2,195,012
4.63%, 02/15/40	800	998,596
4.75%, 02/15/41	2,050	2,612,693
5.00%, 05/15/37	2,000	2,570,499
5.38%, 02/15/31	3,450	4,308,449
5.50%, 08/15/28	2,000	2,437,131
6.00%, 02/15/26	1,700	2,053,044
6.38%, 08/15/27	1,000	1,271,179
6.50%, 11/15/26	1,000	1,261,751
6.63%, 02/15/27	2,000	2,555,889
7.25%, 08/15/22	500	584,228
7.63%, 11/15/22	1,000	1,192,392
8.00%, 11/15/21	400	465,254
8.13%, 05/15/21	600	685,830

Security	Par/ Shares (000)	Value
8.50%, 02/15/20	$1,972	$2,146,238
8.75%, 05/15/20	2,500	2,768,582

		716,253,628

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.7%
(Cost: $1,302,430,383)		1,277,437,134

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(i)(o)	156,583	156,629,732
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(i)(o)(p)	21,628	21,628,399

		178,258,131

TOTAL SHORT-TERM INVESTMENTS — 7.9% (Cost: $178,221,794)		178,258,131

TOTAL INVESTMENTS IN SECURITIES — 106.7% (Cost: $2,458,890,553)		2,403,857,988
Other Assets, Less Liabilities — (6.7)%		(150,468,416)

NET ASSETS — 100.0%		$2,253,389,572

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Non-income producing security.
(l)	Investments are denominated in U.S. dollars.
(m)	Issuer is in default of interest payments.
(n)	TBA transaction.
(o)	Annualized 7-day yield as of period-end.
(p)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)		Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	172,184	—		(15,601	)(a)	156,583	$156,629,732	$3,532,419		$(34,894)	$32,472
BlackRock Cash Funds: Treasury, SL Agency Shares	10,526	11,102	(a)	—		21,628	21,628,399	132,839	(b)	—	—

224

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE TOTAL USD BOND MARKET ETF
July 31, 2018

Affiliates (continued)

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)	Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
PNC Bank N.A.
2.15%, 04/29/21	—	350	—	350	$339,426	$4,623	$—	$(5,470)
2.20%, 01/28/19	500	—	(500)	—	—	2,072	(2,480)	1,423
2.45%, 11/05/20	300	—	—	300	294,690	5,431	—	(7,644)
2.63%, 02/17/22	—	250	—	250	243,348	2,632	—	(1,438)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	10	—	35	34,021	579	—	(1,024)
3.15%, 05/19/27	—	60	—	60	57,037	973	—	(1,920)
3.90%, 04/29/24	50	—	—	50	49,885	1,193	—	(2,421)
5.13%, 02/08/20	—	19	—	19	19,565	247	—	(74)

					$179,296,103	$3,683,008	$(37,374)	$13,904

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$4,462,817	$—	$4,462,817
Collaterized Mortgage Obligations	—	29,982,839	—	29,982,839
Corporate Bonds & Notes	—	766,031,860	—	766,031,860
Foreign Government Obligations	—	136,424,259	—	136,424,259
Municipal Debt Obligations	—	11,260,948	—	11,260,948
U.S. Government & Agency Obligations	—	1,277,437,134	—	1,277,437,134
Money Market Funds	178,258,131	—	—	178,258,131

	$178,258,131	$2,225,599,857	$—	$2,403,857,988

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

Portfolio Abbreviations — Fixed Income

BAB — Build America Bond

GO — General Obligation

GOL — General Obligation Limited

LIBOR — London Interbank Offered Rate

NPFGC — National Public Finance Guarantee Corp.

PIK — Payment-in-kind

RB — Revenue Bond

225

Schedule of Investments (Unaudited)	iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 100.1%
iShares International High Yield Bond ETF(a)	26,636	$1,405,848

TOTAL INVESTMENT COMPANIES — 100.1% (Cost: $1,247,977)		1,405,848

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	565	565

TOTAL SHORT-TERM INVESTMENTS — 0.0% (Cost: $565)		565

TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $1,248,542)		1,406,413
Other Assets, Less Liabilities — (0.1)%		(1,373)

NET ASSETS — 100.0%		$1,405,040

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—		—	$—	$49	(b)	$8	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	623	—		(58	)(a)	565	565	8		—	—
iShares International High Yield Bond ETF	26,248	28,273		(27,885)		26,636	1,405,848	—		(15,922)	(18,429)

							$1,406,413	$57		$(15,914)	$(18,429)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	22,000	USD	16,855	MS	08/02/18	$58
EUR	1,094,000	USD	1,277,915	MS	08/02/18	1,354
GBP	142,000	USD	186,208	MS	08/02/18	174
USD	1,281,205	EUR	1,095,000	MS	08/02/18	767
USD	14,055	EUR	12,000	MS	08/17/18	8

						2,361

EUR	1,094,000	USD	1,280,035	MS	08/02/18	(766)
GBP	2,000	USD	2,629	MS	08/02/18	(4)
USD	16,572	CAD	22,000	MS	08/02/18	(340)
USD	1,268,580	EUR	1,093,000	MS	08/02/18	(9,520)
USD	188,826	GBP	144,000	MS	08/02/18	(181)
USD	16,859	CAD	22,000	MS	08/17/18	(58)

226

Schedule of Investments (Unaudited) (Continued)	iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF
July 31, 2018

Forward Foreign Currency Exchange Contracts (continued)

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,279,283	EUR	1,094,000	MS	08/17/18	$(1,368)
USD	91,817	GBP	70,000	MS	08/17/18	(118)

						(12,355)

	Net unrealized depreciation					$(9,994)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,405,848	$—	$—	$1,405,848
Money Market Funds	565	—	—	565

	$1,406,413	$—	$—	$1,406,413

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,361	$—	$2,361
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,355)	—	(12,355)

	$—	$(9,994)	$—	$(9,994)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty abbreviations

MS — Morgan Stanley & Co. International PLC

Currency abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

227

Schedule of Investments (Unaudited)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.,
3.63%, 05/01/22	$100	$99,377

AEROSPACE & DEFENSE — 1.1%
Arconic Inc.,
5.13%, 10/01/24 (Call 07/01/24)(a)	100	99,744
BBA U.S. Holdings Inc.,
5.38%, 05/01/26 (Call 05/01/21)(b)	25	25,166
General Dynamics Corp.,
2.38%, 11/15/24 (Call 03/15/25)	200	200,608
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	195	194,633
3.85%, 12/15/26 (Call 09/15/26)	40	38,845
4.95%, 02/15/21 (Call 11/15/20)	200	206,350
Lockheed Martin Corp.,
3.55%, 01/15/26 (Call 10/15/25)(a)	225	223,321
Spirit AeroSystems Inc.,
3.95%, 06/15/23 (Call 05/15/23)	125	125,121
TransDigm Inc.,
6.50%, 05/15/25 (Call 05/15/20)	150	152,591

		1,266,379

AGRICULTURE — 1.5%
Alliance One International Inc.,
9.88%, 07/15/21 (Call 08/31/18)(a)	50	45,664
Altria Group Inc.
2.63%, 01/14/20 (Call 06/16/26)	100	91,609
2.85%, 08/09/22(a)	350	342,289
9.25%, 08/06/19	350	372,088
BAT Capital Corp.
2.30%, 08/14/20(b)	190	186,413
2.76%, 08/15/22 (Call 07/15/22)(b)	255	246,251
Philip Morris International Inc.,
2.13%, 05/10/23 (Call 03/10/23)	70	65,556
Reynolds American Inc.
4.00%, 06/12/22	100	100,830
8.13%, 06/23/19	100	104,508
Vector Group Ltd.,
6.13%, 02/01/25 (Call 02/01/20)(b)	120	116,104

		1,671,312

AIRLINES — 0.5%
Delta Air Lines Inc.
2.60%, 12/04/20	145	141,939
3.40%, 04/19/21	225	223,744
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 08/15/21(b)	45	45,335
United Continental Holdings Inc.,
5.00%, 02/01/24(a)	100	97,883

		508,901

AUTO MANUFACTURERS — 2.6%
Ford Motor Credit Co. LLC
2.46%, 03/27/20(a)	200	196,814
3.34%, 03/28/22 (Call 02/28/22)(a)	600	585,498
4.14%, 02/15/23 (Call 01/15/23)	200	198,926
General Motors Co.,
4.00%, 04/01/25(a)	100	97,113
General Motors Financial Co. Inc.
2.45%, 11/06/20	300	292,908
3.15%, 06/30/22 (Call 05/30/22)	300	291,786
3.20%, 07/06/21 (Call 06/06/21)(a)	55	54,205
3.25%, 01/05/23 (Call 12/05/22)	200	193,238
3.45%, 04/10/22 (Call 02/10/22)	100	98,385
3.50%, 07/10/19(a)	300	301,725
4.00%, 01/15/25 (Call 10/15/24)	100	97,399
4.15%, 06/19/23 (Call 05/19/23)	80	79,752
4.20%, 03/01/21 (Call 02/01/21)	200	202,718
Navistar International Corp.,
6.63%, 11/01/25 (Call 11/01/20)(a)(b)	70	73,123

Security	Par (000)	Value
Toyota Motor Corp.,
3.67%, 07/20/28(a)	$130	$130,168
		2,893,758

AUTO PARTS & EQUIPTMENT — 0.6%
Allison Transmission Inc.,
5.00%, 10/01/24 (Call 10/01/19)(b)	100	98,125
IHO Verwaltungs GmbH (5.25% PIK),
4.50%, 09/15/23 (Call 09/15/19)(b)(c)	200	193,478
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	200	188,316
5.25%, 01/15/25 (Call 01/15/20)	100	103,860
Titan International Inc.,
6.50%, 11/30/23 (Call 11/30/19)(a)(b)	100	100,504

		684,283

BANKS — 21.1%
Australia & New Zealand Banking Group Ltd./New York NY,
2.05%, 09/23/19	250	247,205
Banco Santander SA,
3.80%, 02/23/28	200	186,618
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(a)(d)(e)	155	151,530
2.37%, 07/21/21 (Call 07/21/20)(d)(e)	390	382,485
2.82%, 07/21/23 (Call 07/21/22)(d)(e)	450	435,010
2.88%, 04/24/23 (Call 04/24/22)(d)(e)	200	194,222
3.00%, 12/20/23 (Call 12/20/22)(d)(e)	706	685,039
3.12%, 01/20/23 (Call 01/20/22)(d)(e)	300	294,456
3.30%, 01/11/23	200	197,398
3.82%, 01/20/28 (Call 01/20/27)(d)(e)	200	194,996
4.25%, 10/22/26	100	99,068
4.27%, 07/23/29 (Call 07/23/28)(a)(d)(e)	180	180,518
Bank of Montreal,
3.10%, 07/13/20	400	399,784
Bank of Nova Scotia (The),
2.45%, 03/22/21	100	97,814
Barclays Bank PLC,
2.65%, 01/11/21 (Call 12/11/20)	200	195,896
Barclays PLC,
4.38%, 01/12/26	300	294,471
Canadian Imperial Bank of Commerce,
2.70%, 02/02/21	400	393,232
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	224,820
2.50%, 05/12/20 (Call 04/12/20)	85	83,826
3.20%, 01/30/23 (Call 12/30/22)	200	194,186
3.45%, 04/30/21 (Call 03/30/21)	106	105,758
3.50%, 06/15/23	250	244,907
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	250	247,042
2.65%, 08/08/22 (Call 07/08/22)	250	240,028
CIT Group Inc.,
3.88%, 02/19/19	50	50,150
Citigroup Inc.
2.05%, 06/07/19	100	99,360
2.50%, 09/26/18	250	250,102
2.75%, 04/25/22 (Call 03/25/22)	200	193,788
2.88%, 07/24/23 (Call 07/24/22)(d)(e)	600	579,714
2.90%, 12/08/21 (Call 11/08/21)	800	782,824
4.04%, 06/01/24 (Call 06/01/23)(d)(e)	200	201,180
4.50%, 01/14/22	350	359,789
Compass Bank,
3.50%, 06/11/21 (Call 05/11/21)(a)	250	249,375
Cooperatieve Rabobank UA/NY,
2.75%, 01/10/22	250	244,380
Credit Suisse AG/New York NY,
2.30%, 05/28/19	250	249,045
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250	249,325
3.75%, 03/26/25	250	242,415
Deutsche Bank AG,
4.30%, 05/24/28 (Call 05/24/23)(d)(e)	200	182,142
Deutsche Bank AG/New York NY,
3.15%, 01/22/21	200	195,158
Freedom Mortgage Corp.,
8.25%, 04/15/25 (Call 04/15/21)(b)	40	38,974

228

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	$250	$250,020
2.75%, 09/15/20 (Call 08/15/20)	130	128,868
3.20%, 02/23/23 (Call 01/23/23)	200	195,450
3.27%, 09/29/25 (Call 09/29/24)(d)(e)	200	191,156
3.50%, 01/23/25 (Call 10/23/24)	200	194,110
3.50%, 11/16/26 (Call 11/16/25)	75	71,410
3.75%, 02/25/26 (Call 11/25/25)	300	292,599
3.85%, 01/26/27 (Call 01/26/26)	400	387,248
5.25%, 07/27/21	700	733,614
HSBC Holdings PLC
2.65%, 01/05/22	700	678,412
3.40%, 03/08/21	800	799,296
4.04%, 03/13/28 (Call 03/13/27)(a)(d)(e)	200	196,748
4.25%, 03/14/24	400	398,848
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)(a)	400	392,348
2.78%, 04/25/23 (Call 04/25/22)(d)(e)	150	145,427
2.97%, 01/15/23 (Call 01/15/22)	300	292,158
3.13%, 01/23/25 (Call 10/23/24)	850	816,289
3.22%, 03/01/25 (Call 03/01/24)(d)(e)	200	193,202
3.78%, 02/01/28 (Call 02/01/27)(d)(e)	300	292,341
3.88%, 09/10/24	100	99,022
4.20%, 07/23/29 (Call 07/23/28)(a)(d)(e)	70	70,081
4.63%, 05/10/21	100	103,236
Lloyds Banking Group PLC,
4.58%, 12/10/25	300	296,622
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	191,910
3.00%, 02/22/22(a)	50	48,962
3.46%, 03/02/23	200	197,658
3.54%, 07/26/21	45	45,064
Mizuho Financial Group Inc.,
2.95%, 02/28/22	200	195,062
Morgan Stanley
2.63%, 11/17/21	100	97,276
2.75%, 05/19/22	300	290,934
3.13%, 07/27/26(a)	485	452,811
3.59%, 07/22/28 (Call 07/22/27)(d)(e)	200	190,130
3.63%, 01/20/27	100	96,159
3.88%, 01/27/26(a)	400	394,704
National Australia Bank Ltd./New York,
2.88%, 04/12/23	250	241,117
Royal Bank of Scotland Group PLC,
3.88%, 09/12/23	200	196,034
Skandinaviska Enskilda Banken AB,
2.30%, 03/11/20	400	394,272
Sumitomo Mitsui Banking Corp.,
1.97%, 01/11/19	250	248,895
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	400	386,180
2.78%, 10/18/22	400	385,308
SunTrust Bank/Atlanta GA,
2.59%, 01/29/21 (Call 01/29/20)(d)(e)	400	396,196
Svenska Handelsbanken AB,
1.88%, 09/07/21	250	238,583
Synchrony Bank,
3.65%, 05/24/21 (Call 04/24/21)(a)	250	247,502
Wells Fargo & Co.
2.50%, 03/04/21(a)	400	391,452
3.00%, 01/22/21(a)	100	99,308
4.48%, 01/16/24	100	102,241
Wells Fargo Bank N.A.,
2.60%, 01/15/21	300	294,834
Westpac Banking Corp.
2.15%, 03/06/20	200	196,904
2.80%, 01/11/22	200	195,228

		23,571,259

Security	Par (000)	Value
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide Inc.,
3.50%, 01/12/24 (Call 12/12/23)(a)	$65	$64,808
Constellation Brands Inc.,
3.50%, 05/09/27 (Call 02/09/27)(a)	250	237,400
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(b)	105	105,577
4.42%, 05/25/25 (Call 03/25/25)(b)	75	76,151

		483,936

BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals Inc.,
7.88%, 09/01/23 (Call 09/01/18)(b)	50	53,073
Baxalta Inc.,
2.88%, 06/23/20 (Call 05/23/20)	45	44,556
Biogen Inc.,
2.90%, 09/15/20	30	29,875
Celgene Corp.,
2.88%, 08/15/20	200	198,628

		326,132

BUILDING MATERIALS — 0.3%
Eagle Materials Inc.,
4.50%, 08/01/26 (Call 08/01/21)(a)	100	98,688
Louisiana-Pacific Corp.,
4.88%, 09/15/24 (Call 09/15/19)(a)	100	99,116
Masco Corp.,
3.50%, 04/01/21 (Call 03/01/21)	40	39,852
Standard Industries Inc./NJ,
5.38%, 11/15/24 (Call 11/15/19)(b)	100	99,285
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 07/15/23 (Call 08/16/18)(a)	15	15,262
Vulcan Materials Co.,
4.50%, 04/01/25 (Call 01/01/25)	11	11,098

		363,301

CHEMICALS — 0.7%
Chemours Co. (The),
5.38%, 05/15/27 (Call 02/15/27)	25	24,296
Hexion Inc.,
10.38%, 02/01/22 (Call 02/01/19)(b)	100	98,332
Olin Corp.,
5.13%, 09/15/27 (Call 03/15/22)	100	98,071
RPM International Inc.,
6.13%, 10/15/19	100	103,275
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	64,005
2.75%, 06/01/22 (Call 05/01/22)	25	24,246
3.13%, 06/01/24 (Call 04/01/24)	50	48,115
Valvoline Inc.,
4.38%, 08/15/25 (Call 08/15/20)	140	132,203
Westlake Chemical Corp.,
3.60%, 08/15/26 (Call 05/15/26)	200	190,750

		783,293

COMMERCIAL SERVICES — 1.5%
ADT Corp. (The),
5.25%, 03/15/20	100	101,650
Garda World Security Corp.,
8.75%, 05/15/25 (Call 05/15/20)(b)	105	105,832
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	100	95,488
4.13%, 08/01/23 (Call 07/01/23)	140	139,814
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	25	25,100
4.75%, 08/01/28 (Call 05/01/28)	45	44,811
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 08/01/23 (Call 08/31/18)(b)	100	100,888
Moody’s Corp.,
2.75%, 12/15/21 (Call 11/15/21)	25	24,432
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 04/15/22 (Call 08/31/18)(b)	50	48,700
S&P Global Inc.,
2.95%, 01/22/27 (Call 10/22/26)	25	23,083
Service Corp. International/U.S.,
5.38%, 05/15/24 (Call 05/15/19)	35	35,511
ServiceMaster Co. LLC (The),
5.13%, 11/15/24 (Call 11/15/19)(b)	150	144,757
Sotheby’s,
4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	47,793
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,127
4.80%, 04/01/26 (Call 01/01/26)	300	309,072

229

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	$30	$28,953
4.88%, 01/15/28 (Call 01/15/23)	200	186,868
Verisk Analytics Inc.,
4.00%, 06/15/25 (Call 03/15/25)	200	196,970

		1,684,849

COMPUTERS — 1.8%
Apple Inc.
3.00%, 02/09/24 (Call 12/09/23)	60	59,082
3.35%, 02/09/27 (Call 11/09/26)	145	142,510
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	50	50,166
6.02%, 06/15/26 (Call 03/15/26)(b)	125	132,096
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	150	161,058
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	150	149,480
4.75%, 04/15/27 (Call 01/15/27)	100	100,600
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	60	60,027
3.60%, 10/15/20 (Call 09/15/20)	900	905,256
HP Inc.,
2.75%, 01/14/19	200	199,894

		1,960,169

COSMETICS & PERSONAL CARE — 0.0%
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(b)	50	49,610

DISTRIBUTION & WHOLESALE — 0.1%
H&E Equipment Services Inc.,
5.63%, 09/01/25 (Call 09/01/20)(a)	100	99,067

DIVERSIFIED FINANCIAL SERVICES — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	150	144,797
3.65%, 07/21/27 (Call 04/21/27)	200	184,612
4.13%, 07/03/23 (Call 06/03/23)	300	297,897
5.00%, 10/01/21	150	154,300
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)(a)	200	187,054
3.88%, 07/03/23 (Call 06/03/23)	200	198,190
Ally Financial Inc.
4.13%, 03/30/20	100	100,600
5.13%, 09/30/24	150	153,214
8.00%, 11/01/31(a)	100	120,871
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	144,249
3.40%, 02/27/23 (Call 01/27/23)	200	198,102
3.70%, 08/03/23	180	179,813
Capital One Bank USA N.A.,
2.25%, 02/13/19 (Call 01/13/19)	250	249,470
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	200	195,838
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	125	127,534
6.38%, 12/15/25 (Call 12/15/20)	200	201,330
6.75%, 02/01/24 (Call 02/01/20)(a)	100	101,909
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	34,986
4.00%, 10/15/23	150	153,047
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	88	86,406
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	45	42,140

Security	Par (000)	Value
Mastercard Inc.,
2.95%, 11/21/26 (Call 08/21/26)	$585	$560,325
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	190	184,940
4.25%, 06/01/24 (Call 03/01/24)	200	201,976
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	140	142,653
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/18)	100	100,246
6.50%, 06/01/22 (Call 12/01/18)	50	49,773
Navient Corp.
5.00%, 10/26/20	100	100,013
6.13%, 03/25/24(a)	200	197,886
NFP Corp.,
6.88%, 07/15/25 (Call 07/15/20)(b)	45	43,773
ORIX Corp.
2.90%, 07/18/22	55	53,148
3.25%, 12/04/24	185	176,507
Quicken Loans Inc.,
5.75%, 05/01/25 (Call 05/01/20)(b)	40	39,842
Springleaf Finance Corp.
6.88%, 03/15/25	55	55,805
7.13%, 03/15/26	20	20,322
Synchrony Financial,
2.70%, 02/03/20 (Call 01/03/20)	650	641,556
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	196,348
3.30%, 04/01/27 (Call 01/01/27)	50	47,914
Visa Inc.,
3.15%, 12/14/25 (Call 09/14/25)	705	687,283

		6,756,669

ELECTRIC — 3.9%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	47	47,818
6.00%, 05/15/26 (Call 05/15/21)	100	104,830
Baltimore Gas & Electric Co.,
2.80%, 08/15/22 (Call 05/15/22)	100	97,016
Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 (Call 08/15/23)	50	50,461
Black Hills Corp.
2.50%, 01/11/19	45	44,923
3.95%, 01/15/26 (Call 07/15/25)	50	49,115
CenterPoint Energy Inc.,
2.50%, 09/01/22 (Call 08/01/22)	400	384,072
Consolidated Edison Inc.,
2.00%, 05/15/21 (Call 04/15/21)	100	96,571
Dominion Energy Inc.
2.58%, 07/01/20	30	29,583
5.20%, 08/15/19	100	102,225
Series B,
1.60%, 08/15/19	55	54,215
Series D,
2.85%, 08/15/26 (Call 05/15/26)	100	91,392
Duke Energy Carolinas LLC,
2.95%, 12/01/26 (Call 09/01/26)(a)	300	285,744
Duke Energy Corp.,
3.55%, 09/15/21 (Call 06/15/21)(a)	100	100,550
Exelon Corp.,
3.40%, 04/15/26 (Call 01/15/26)	100	95,709
Exelon Generation Co. LLC,
2.95%, 01/15/20 (Call 12/15/19)	100	99,548
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,916
3.55%, 05/01/27 (Call 02/01/27)	200	193,128
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(b)	35	33,817
4.50%, 09/15/27 (Call 06/15/27)(b)	100	94,130
NRG Energy Inc.,
6.63%, 01/15/27 (Call 07/15/21)	300	310,224
Pacific Gas & Electric Co.,
2.45%, 08/15/22 (Call 05/15/22)	100	94,413
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	148,392
3.85%, 06/01/23 (Call 05/01/23)	300	299,082

230

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
4.15%, 09/15/21 (Call 06/15/21)	$300	$304,791
Public Service Electric & Gas Co.,
2.00%, 08/15/19 (Call 07/15/19)(a)	150	148,527
Sempra Energy,
2.90%, 02/01/23 (Call 01/01/23)	45	43,546
Southern Co. (The),
2.45%, 09/01/18	150	149,959
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	150	149,643
Series D,
1.95%, 12/15/19	90	88,588
Talen Energy Supply LLC,
6.50%, 06/01/25 (Call 06/01/20)	45	33,131
Virginia Electric & Power Co.
Series A,
3.80%, 04/01/28 (Call 01/01/28)	200	200,344
Series C,
2.75%, 03/15/23 (Call 12/15/22)	60	58,167
Vistra Energy Corp.
7.38%, 11/01/22 (Call 11/01/18)	100	104,398
8.13%, 01/30/26 (Call 07/30/20)(a)(b)	50	55,007

		4,332,975

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Gamma Acquisition Inc.,
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	5	5,139
Energizer Holdings Inc.,
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	200	197,000

		202,139

ELECTRONICS — 0.5%
Allegion U.S. Holding Co. Inc.,
3.20%, 10/01/24 (Call 08/01/24)	250	235,502
Amphenol Corp.,
2.20%, 04/01/20	60	58,999
Arrow Electronics Inc.,
3.25%, 09/08/24 (Call 07/08/24)	85	79,705
Flex Ltd.,
4.63%, 02/15/20	150	152,298
Fortive Corp.,
1.80%, 06/15/19	35	34,626
Tyco Electronics Group SA,
3.13%, 08/15/27 (Call 05/15/27)	40	37,273

		598,403

ENERGY — ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC,
5.00%, 01/31/28 (Call 07/31/27)(b)	100	94,159

ENGINEERING & CONSTRUCTION — 0.1%
Pisces Midco Inc.,
8.00%, 04/15/26 (Call 04/15/21)(b)	55	56,652
StandardAero Aviation Holdings Inc.,
10.00%, 07/15/23 (Call 08/31/18)(b)	35	37,656

		94,308

ENTERTAINMENT — 0.8%
Churchill Downs Inc.,
4.75%, 01/15/28 (Call 01/15/23)(b)	150	140,913
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	101,655
5.25%, 06/01/25	65	66,247
5.75%, 06/01/28 (Call 03/03/28)	150	152,504
International Game Technology PLC,
6.50%, 02/15/25 (Call 08/15/24)(b)	200	211,020
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	100	95,780
10.00%, 12/01/22 (Call 12/01/18)	75	80,087
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)(b)	25	25,755

		873,961

ENVIRONMENTAL CONTROL — 0.0%
Waste Pro USA Inc.,
5.50%, 02/15/26 (Call 02/15/21)(b)	35	33,427

FOOD — 1.0%
Conagra Brands Inc.,
3.20%, 01/25/23 (Call 10/25/22)	79	76,361
Kellogg Co.,
2.65%, 12/01/23	100	95,062

Security	Par (000)	Value
Kraft Heinz Foods Co.,
2.80%, 07/02/20 (Call 06/02/20)	$250	$248,037
Lamb Weston Holdings Inc.,
4.88%, 11/01/26 (Call 11/01/21)(b)	200	197,404
McCormick & Co. Inc./MD,
2.70%, 08/15/22 (Call 07/15/22)	135	130,455
Mondelez International Inc.,
3.63%, 05/07/23 (Call 04/07/23)	200	198,908
Post Holdings Inc.,
5.50%, 03/01/25 (Call 03/01/20)(b)	125	122,960
Simmons Foods Inc.,
5.75%, 11/01/24 (Call 11/01/20)(a)(b)	45	37,219
Sysco Corp.,
3.75%, 10/01/25 (Call 07/01/25)	55	54,365

		1,160,771

FOOD SERVICE — 0.0%
Aramark Services Inc.,
5.13%, 01/15/24 (Call 01/15/19)	35	35,296

FOREST PRODUCTS & PAPER — 0.2%
Cascades Inc.,
5.50%, 07/15/22 (Call 08/31/18)(b)	49	48,651
Clearwater Paper Corp.,
5.38%, 02/01/25(a)(b)	100	89,940
International Paper Co.,
4.75%, 02/15/22 (Call 11/15/21)	100	103,784

		242,375

GAS — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	97,094
5.63%, 05/20/24 (Call 03/20/24)(a)	45	44,319
5.75%, 05/20/27 (Call 02/20/27)	175	167,587
National Fuel Gas Co.,
3.95%, 09/15/27 (Call 06/15/27)	77	72,863
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 11/01/19)	50	51,135
NiSource Inc.,
3.65%, 06/15/23 (Call 05/15/23)(b)	290	289,414
Superior Plus LP/Superior General Partner Inc.,
7.00%, 07/15/26 (Call 07/15/21)(a)(b)	15	15,088

		737,500

HEALTH CARE — PRODUCTS — 2.0%
Abbott Laboratories
2.00%, 09/15/18	35	34,983
2.55%, 03/15/22	90	87,379
3.75%, 11/30/26 (Call 08/30/26)	100	99,388
Avantor Inc.,
6.00%, 10/01/24 (Call 10/01/20)(b)	100	100,250
Baxter International Inc.,
2.60%, 08/15/26 (Call 05/15/26)(a)	300	275,145
Becton Dickinson and Co.
2.40%, 06/05/20	75	73,709
2.89%, 06/06/22 (Call 05/06/22)	105	101,894
3.70%, 06/06/27 (Call 03/06/27)	350	335,765
Boston Scientific Corp.
2.85%, 05/15/20	25	24,778
3.38%, 05/15/22	150	148,273
4.00%, 03/01/28 (Call 12/01/27)	50	49,405
DJO Finance LLC/DJO Finance Corp.,
8.13%, 06/15/21 (Call 08/31/18)(b)	150	154,324
Hill-Rom Holdings Inc.,
5.75%, 09/01/23 (Call 09/01/18)(a)(b)	85	86,574
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	50	40,108
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(b)	50	49,509
Stryker Corp.,
3.38%, 05/15/24 (Call 02/15/24)	200	197,286
Teleflex Inc.,
4.88%, 06/01/26 (Call 06/01/21)	100	98,849
Universal Hospital Services Inc.,
7.63%, 08/15/20 (Call 08/31/18)(a)	50	50,048
Zimmer Biomet Holdings Inc.,
2.70%, 04/01/20 (Call 03/01/20)	230	227,882

		2,235,549

231

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
HEALTH CARE — SERVICES — 2.1%
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	$100	$97,334
4.10%, 03/01/28 (Call 12/01/27)	120	118,249
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,996
5.38%, 06/01/26 (Call 06/01/21)(b)	90	92,099
5.63%, 02/15/21 (Call 08/31/18)	30	30,686
CHS/Community Health Systems Inc.,
6.25%, 03/31/23 (Call 03/31/20)	200	185,972
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	100	97,189
5.00%, 03/15/24(a)	200	203,288
5.38%, 02/01/25	100	101,260
5.50%, 06/15/47 (Call 12/15/46)	50	47,386
5.88%, 02/15/26 (Call 08/15/25)	200	206,830
Humana Inc.
2.50%, 12/15/20	125	122,544
2.63%, 10/01/19	50	49,687
Laboratory Corp. of America Holdings,
2.63%, 02/01/20	100	99,143
MPH Acquisition Holdings LLC,
7.13%, 06/01/24 (Call 06/01/19)(b)	50	51,695
Quest Diagnostics Inc.,
2.50%, 03/30/20 (Call 02/29/20)	145	143,248
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	50	48,466
6.00%, 10/01/20	150	155,979
6.75%, 06/15/23(a)	100	101,507
UnitedHealth Group Inc.,
3.10%, 03/15/26	325	312,101
WellCare Health Plans Inc.,
5.25%, 04/01/25 (Call 04/01/20)	80	80,413

		2,370,072

HOLDING COMPANIES — DIVERSIFIED — 0.3%
Ares Capital Corp.,
3.50%, 02/10/23 (Call 01/10/23)	350	334,747

HOME BUILDERS — 0.8%
Beazer Homes USA Inc.,
5.88%, 10/15/27 (Call 10/15/22)	50	43,341
Brookfield Residential Properties Inc.,
6.38%, 05/15/25 (Call 05/15/20)(b)	100	99,588
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	150	148,873
4.50%, 04/30/24 (Call 01/31/24)(a)	50	48,669
4.75%, 11/29/27 (Call 05/29/27)	100	94,019
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	94,030
5.50%, 03/01/26 (Call 12/01/25)	150	147,999
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/19)(b)	45	44,671
6.13%, 04/01/25 (Call 04/01/20)(a)(b)	25	24,748
Toll Brothers Finance Corp.,
4.35%, 02/15/28 (Call 11/15/27)	100	90,098
TRI Pointe Group Inc.,
5.25%, 06/01/27 (Call 12/01/26)	100	91,748

		927,784

INSURANCE — 2.3%
Aflac Inc.,
2.40%, 03/16/20	500	494,985
American Financial Group Inc./OH,
3.50%, 08/15/26 (Call 05/15/26)	150	141,006
American International Group Inc.,
3.30%, 03/01/21 (Call 02/01/21)	30	29,946
Aon PLC,
2.80%, 03/15/21 (Call 02/15/21)	100	98,212
Chubb INA Holdings Inc.,
3.35%, 05/15/24	75	73,978
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,000
5.25%, 05/30/25 (Call 02/28/25)	150	146,928

Security	Par (000)	Value
Fidelity & Guaranty Life Holdings Inc.,
5.50%, 05/01/25 (Call 02/01/25)(b)	$50	$48,514
Kemper Corp.,
4.35%, 02/15/25 (Call 11/15/24)	100	98,851
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	149,091
2.35%, 03/06/20 (Call 02/06/20)	200	197,370
3.75%, 03/14/26 (Call 12/14/25)(a)	650	646,789
MetLife Inc.,
4.75%, 02/08/21	116	119,892
Radian Group Inc.,
5.25%, 06/15/20	117	119,486
Unum Group,
3.00%, 05/15/21 (Call 04/15/21)(a)	40	39,413
Willis Towers Watson PLC,
5.75%, 03/15/21	100	104,792

		2,534,253

INTERNET — 2.0%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	281,184
3.60%, 11/28/24 (Call 08/28/24)(a)	600	590,478
Baidu Inc.
2.75%, 06/09/19(a)	250	249,082
3.88%, 09/29/23 (Call 08/29/23)	200	198,360
Booking Holdings Inc.,
3.60%, 06/01/26 (Call 12/15/27)(a)	100	95,366
eBay Inc.,
2.20%, 08/01/19 (Call 07/01/19)	100	99,437
Match Group Inc.,
5.00%, 12/15/27 (Call 12/15/22)(b)	40	37,603
Netflix Inc.,
4.88%, 04/15/28(a)(b)	300	283,731
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/18)	100	100,283
4.75%, 07/15/27 (Call 07/15/22)	100	95,270
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	100	99,019
6.38%, 05/15/25 (Call 05/15/20)	55	56,930

		2,186,743

IRON & STEEL — 1.4%
Allegheny Technologies Inc.,
7.88%, 08/15/23 (Call 05/15/23)(a)	150	161,895
ArcelorMittal,
5.75%, 03/01/21	200	207,760
Big River Steel LLC/BRS Finance Corp.,
7.25%, 09/01/25 (Call 09/01/20)(b)	60	62,214
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	200	194,998
5.75%, 03/01/25 (Call 03/01/20)(a)	75	72,824
Commercial Metals Co.,
5.75%, 04/15/26 (Call 04/15/21)(a)(b)	100	97,082
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	90	90,014
6.88%, 08/15/25 (Call 08/15/20)	150	153,463
Vale Overseas Ltd.
4.38%, 01/11/22(a)	200	203,556
6.25%, 08/10/26	250	274,935

		1,518,741

LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	65	63,796
3.70%, 03/15/28 (Call 12/15/27)	100	93,161
Viking Cruises Ltd.,
5.88%, 09/15/27 (Call 09/15/22)(b)	55	53,949

		210,906

LODGING — 0.6%
Boyd Gaming Corp.,
6.00%, 08/15/26 (Call 08/15/21)(b)	40	40,246
Hilton Domestic Operating Co. Inc.,
5.13%, 05/01/26 (Call 05/01/21)(b)	25	25,003
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.,
6.13%, 12/01/24 (Call 12/01/21)	100	102,196

232

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 04/01/25 (Call 04/01/20)	$100	$97,701
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	32,915
6.63%, 12/15/21	100	106,456
7.75%, 03/15/22	100	109,530
Wyndham Hotels & Resorts Inc.,
5.38%, 04/15/26 (Call 04/15/21)(b)	65	64,893
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27 (Call 02/15/27)(b)	100	93,943

		672,883

MACHINERY — 0.2%
Cleaver-Brooks Inc.,
7.88%, 03/01/23 (Call 12/15/19)(b)	35	36,168
Mueller Water Products Inc.,
5.50%, 06/15/26 (Call 06/15/21)(b)	15	15,121
RBS Global Inc./Rexnord LLC,
4.88%, 12/15/25 (Call 12/15/20)(a)(b)	100	95,998
Roper Technologies Inc.,
3.85%, 12/15/25 (Call 09/15/25)	35	34,430

		181,717

MANUFACTURING — 0.6%
3M Co.,
2.25%, 09/19/26 (Call 06/19/26)	100	90,808
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(b)	200	201,412
6.13%, 01/15/23(b)	100	101,474
7.50%, 03/15/25 (Call 03/15/20)(b)	50	52,584
8.75%, 12/01/21(b)	50	55,323
General Electric Co.,
4.38%, 09/16/20	200	204,746

		706,347

MEDIA — 2.8%
Altice Financing SA,
7.50%, 05/15/26 (Call 05/15/21)(b)	200	195,024
Altice France SA/France,
6.00%, 05/15/22 (Call 05/01/21)(b)	200	197,760
Altice U.S. Finance I Corp.,
5.50%, 05/15/26 (Call 05/15/21)(b)	200	196,416
AMC Networks Inc.,
4.75%, 08/01/25 (Call 08/01/21)(a)	100	96,019
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	150	140,911
5.75%, 02/15/26 (Call 02/15/21)(b)	100	99,420
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	745	745,745
4.91%, 07/23/25 (Call 04/23/25)	100	101,857
Clear Channel Worldwide Holdings Inc.,
Series B,
6.50%, 11/15/22 (Call 08/31/18)(a)	50	51,153
CSC Holdings LLC
5.25%, 06/01/24	200	192,118
5.38%, 02/01/28 (Call 02/01/23)(b)	200	188,352
DISH DBS Corp.
5.00%, 03/15/23(a)	100	86,674
6.75%, 06/01/21	100	100,645
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 08/15/23 (Call 08/31/18)(b)	70	73,651
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)(b)	100	95,263
5.38%, 07/15/26 (Call 07/15/21)(b)	150	146,988
6.00%, 07/15/24 (Call 07/15/19)(b)	50	51,756
Thomson Reuters Corp.,
3.35%, 05/15/26 (Call 02/15/26)	100	92,693
Time Warner Cable LLC,
4.00%, 09/01/21 (Call 06/01/21)	50	50,219
Univision Communications Inc.,
5.13%, 02/15/25 (Call 02/15/20)(b)	50	46,356

Security	Par (000)	Value
Warner Media LLC,
2.10%, 06/01/19	$150	$149,298

		3,098,318

METAL FABRICATE & HARDWARE — 0.0%
Novelis Corp.,
5.88%, 09/30/26 (Call 09/30/21)(b)	50	47,926

MINING — 0.6%
Alcoa Nederland Holding BV,
7.00%, 09/30/26 (Call 09/30/21)(b)	200	216,234
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	200	193,496
3.88%, 03/15/23 (Call 12/15/22)	100	96,171
5.45%, 03/15/43 (Call 09/15/42)	50	44,389
Hudbay Minerals Inc.,
7.63%, 01/15/25 (Call 01/15/20)(a)(b)	50	51,735
Teck Resources Ltd.,
4.75%, 01/15/22 (Call 10/15/21)	100	103,000

		705,025

OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.,
5.50%, 12/01/24 (Call 06/01/24)	100	103,494

OIL & GAS — 2.5%
Andeavor,
5.13%, 12/15/26 (Call 09/15/26)	100	105,646
Antero Resources Corp.,
5.13%, 12/01/22 (Call 08/31/18)	100	100,695
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	250	224,672
Chesapeake Energy Corp.,
8.00%, 01/15/25 (Call 01/15/20)	100	102,500
Continental Resources Inc./OK,
3.80%, 06/01/24 (Call 03/01/24)	100	98,000
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 05/15/25 (Call 05/15/20)(a)(b)	40	40,630
Denbury Resources Inc.,
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	50	53,173
Diamondback Energy Inc.,
5.38%, 05/31/25 (Call 05/31/20)	50	50,086
Ensco PLC,
4.50%, 10/01/24 (Call 07/01/24)	100	84,589
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(b)	85	86,709
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	50	50,473
Gulfport Energy Corp.,
6.00%, 10/15/24 (Call 10/15/19)(a)	25	24,321
Jagged Peak Energy LLC,
5.88%, 05/01/26 (Call 05/01/21)(b)	20	19,696
Marathon Petroleum Corp.,
3.40%, 12/15/20 (Call 11/15/20)	95	95,062
MEG Energy Corp.,
6.50%, 01/15/25 (Call 01/15/20)(b)	50	49,205
Murphy Oil Corp.,
5.75%, 08/15/25 (Call 08/15/20)	200	200,902
Nabors Industries Inc.,
5.50%, 01/15/23 (Call 11/15/22)(a)	100	97,055
Newfield Exploration Co.
5.63%, 07/01/24	50	52,500
5.75%, 01/30/22	50	52,197
Noble Holding International Ltd.,
7.88%, 02/01/26 (Call 02/01/21)(b)	50	51,471
Oasis Petroleum Inc.,
6.25%, 05/01/26 (Call 05/01/21)(b)	30	30,114
Occidental Petroleum Corp.,
3.50%, 06/15/25 (Call 03/15/25)(a)	60	59,645
Parkland Fuel Corp.,
6.00%, 04/01/26 (Call 04/01/21)(b)	25	24,648
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/25 (Call 06/15/20)	100	105,000
Phillips 66,
3.90%, 03/15/28 (Call 12/15/27)(a)	200	197,122
Precision Drilling Corp.
7.13%, 01/15/26 (Call 11/15/20)(b)	100	102,758
7.75%, 12/15/23 (Call 12/15/19)	50	53,048
QEP Resources Inc.,
5.25%, 05/01/23 (Call 02/01/23)	100	99,124
Resolute Energy Corp.,
8.50%, 05/01/20 (Call 08/31/18)	45	45,051
Sanchez Energy Corp.,
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	100	98,520

233

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Southwestern Energy Co.,
6.20%, 01/23/25 (Call 10/23/24)	$100	$98,634
Sunoco LP/Sunoco Finance Corp.,
4.88%, 01/15/23 (Call 01/15/20)(b)	100	98,281
Transocean Guardian Ltd.,
5.88%, 01/15/24 (Call 07/15/21)(b)	20	20,192
Valero Energy Corp.,
3.65%, 03/15/25	50	49,113
Whiting Petroleum Corp.,
6.63%, 01/15/26 (Call 10/15/25)	100	103,313
WPX Energy Inc.,
5.75%, 06/01/26 (Call 06/01/21)	10	10,037

		2,834,182

OIL & GAS SERVICES — 0.3%
Bristow Group Inc.,
8.75%, 03/01/23 (Call 03/01/20)(a)(b)	40	39,211
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.,
10.63%, 05/01/24 (Call 05/01/21)(b)	50	51,919
USA Compression Partners LP/USA Compression Finance Corp.,
6.88%, 04/01/26 (Call 04/01/21)(a)(b)	105	107,979
Weatherford International LLC,
9.88%, 03/01/25 (Call 12/01/24)(a)(b)	100	101,421

		300,530

PACKAGING & CONTAINERS — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
7.25%, 05/15/24 (Call 05/15/19)(b)	200	208,288
Ball Corp.,
4.00%, 11/15/23	50	48,690
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	25	24,417
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	30	29,299
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
6.88%, 02/15/21 (Call 08/31/18)	52	52,608
Sealed Air Corp.,
5.50%, 09/15/25 (Call 06/15/25)(b)	100	102,793
Silgan Holdings Inc.,
4.75%, 03/15/25 (Call 03/15/20)	100	95,485

		561,580

PHARMACEUTICALS — 2.3%
AbbVie Inc.,
2.30%, 05/14/21 (Call 04/14/21)(a)	55	53,519
Allergan Funding SCS,
3.00%, 03/12/20 (Call 02/12/20)	185	184,238
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(b)	130	130,387
6.13%, 04/15/25 (Call 04/15/20)(b)	200	187,070
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	100	106,199
CVS Health Corp.
3.35%, 03/09/21	160	159,909
4.13%, 05/15/21 (Call 02/15/21)	200	203,282
Endo Finance LLC/Endo Finco Inc.,
5.38%, 01/15/23 (Call 08/31/18)(b)	100	84,481
Express Scripts Holding Co.,
3.30%, 02/25/21 (Call 01/25/21)(a)	25	24,828
Mead Johnson Nutrition Co.,
3.00%, 11/15/20	55	54,604
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	100	96,593
3.40%, 05/06/24	150	149,550
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	197,304
2.40%, 09/23/21 (Call 08/23/21)	95	91,594
Valeant Pharmaceuticals International Inc.,
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	200	205,640
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	300	279,942
3.45%, 11/13/20 (Call 10/13/20)	330	330,703

		2,539,843

Security	Par (000)	Value
PIPELINES — 3.7%
Cheniere Corpus Christi Holdings LLC,
5.88%, 03/31/25 (Call 10/02/24)	$100	$105,433
Cheniere Energy Partners LP,
5.25%, 10/01/25 (Call 10/01/20)	225	223,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
5.75%, 04/01/25 (Call 04/01/20)	100	101,260
DCP Midstream Operating LP,
5.38%, 07/15/25 (Call 04/15/25)	80	81,675
Enable Midstream Partners LP,
4.95%, 05/15/28 (Call 02/15/28)	215	215,318
Enbridge Inc.,
2.90%, 07/15/22 (Call 06/15/22)	40	38,921
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	50	48,761
5.50%, 06/01/27 (Call 03/01/27)	50	51,233
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	101,184
4.95%, 06/15/28 (Call 03/15/28)	250	255,187
9.00%, 04/15/19	100	104,098
Enterprise Products Operating LLC,
5.25%, 01/31/20	200	206,174
Kinder Morgan Inc./DE,
3.05%, 12/01/19 (Call 11/01/19)	100	99,936
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(a)	100	98,238
4.25%, 02/01/22 (Call 11/01/21)(a)	400	406,220
4.55%, 07/15/28 (Call 04/15/28)	200	204,342
7.50%, 09/01/23 (Call 06/01/23)	100	114,887
ONEOK Partners LP,
3.20%, 09/15/18 (Call 08/15/18)	350	350,091
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 08/31/18)	35	35,644
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	150	146,925
5.63%, 02/01/21 (Call 11/01/20)(a)	100	104,551
5.63%, 03/01/25 (Call 12/01/24)	200	214,250
5.75%, 05/15/24 (Call 02/15/24)	200	215,628
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/18)	150	144,448
5.13%, 02/01/25 (Call 02/01/20)(a)	100	100,176
5.88%, 04/15/26 (Call 04/15/21)(b)	35	35,748
TransCanada PipeLines Ltd.,
3.13%, 01/15/19(a)	60	60,108
Williams Partners LP,
3.60%, 03/15/22 (Call 01/15/22)	250	249,070

		4,113,381

REAL ESTATE — 0.1%
Howard Hughes Corp. (The),
5.38%, 03/15/25 (Call 03/15/20)(b)	65	63,593

REAL ESTATE INVESTMENT TRUSTS — 3.2%
American Tower Corp.
2.25%, 01/15/22	200	191,528
2.80%, 06/01/20 (Call 05/01/20)	100	98,973
3.00%, 06/15/23	260	249,447
3.40%, 02/15/19	100	100,296
3.55%, 07/15/27 (Call 04/15/27)(a)	340	317,876
5.90%, 11/01/21	100	106,457
Boston Properties LP,
5.88%, 10/15/19 (Call 07/15/19)	100	102,597
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	100	99,135
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	195	185,229
3.40%, 02/15/21 (Call 01/15/21)	100	99,666
4.88%, 04/15/22	100	103,120

234

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Digital Realty Trust LP,
3.40%, 10/01/20 (Call 09/01/20)	$200	$199,676
ESH Hospitality Inc.,
5.25%, 05/01/25 (Call 05/01/20)(b)	100	97,012
HCP Inc.,
2.63%, 02/01/20 (Call 11/01/19)	250	247,227
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	90,770
4.50%, 06/15/23 (Call 12/15/22)	400	401,548
5.00%, 08/15/22 (Call 02/15/22)	200	205,922
Iron Mountain Inc.,
4.88%, 09/15/27 (Call 09/15/22)(b)	150	137,436
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27 (Call 10/15/22)	85	82,140
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	98,603
4.38%, 03/01/21 (Call 12/01/20)	150	153,831
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/18)(b)	45	43,426
8.25%, 10/15/23 (Call 04/15/19)	50	46,751
Welltower Inc.,
5.25%, 01/15/22 (Call 10/15/21)	150	156,793

		3,615,459

RETAIL — 1.9%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	35	33,313
5.00%, 10/15/25 (Call 10/15/20)(b)	150	143,886
Advance Auto Parts Inc.,
5.75%, 05/01/20	200	207,898
Darden Restaurants Inc.,
3.85%, 05/01/27 (Call 02/01/27)(a)	145	140,264
Dollar Tree Inc.,
3.70%, 05/15/23 (Call 04/15/23)	300	297,636
Golden Nugget Inc.,
6.75%, 10/15/24 (Call 10/15/19)(b)	100	99,781
Home Depot Inc. (The),
3.35%, 09/15/25 (Call 06/15/25)	35	34,581
JC Penney Corp. Inc.,
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	52	49,293
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 06/01/24 (Call 06/01/19)(b)	200	198,060
L Brands Inc.,
6.63%, 04/01/21	150	158,294
McDonald’s Corp.,
3.38%, 05/26/25 (Call 02/26/25)	300	295,056
Men’s Wearhouse Inc. (The),
7.00%, 07/01/22 (Call 08/31/18)(a)	50	51,387
PetSmart Inc.,
5.88%, 06/01/25 (Call 06/01/20)(b)	100	79,025
QVC Inc.,
3.13%, 04/01/19	250	249,805
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.50%, 06/01/24 (Call 06/01/19)	50	48,496
Tapestry Inc.,
3.00%, 07/15/22 (Call 06/15/22)(a)	100	96,507

		2,183,282

SEMICONDUCTORS — 2.1%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	57,995
2.95%, 01/12/21	370	366,248
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(a)	300	289,770
2.38%, 01/15/20	100	98,702
3.00%, 01/15/22 (Call 12/15/21)	650	631,261
Entegris Inc.,
4.63%, 02/10/26 (Call 11/10/20)(a)(b)	100	94,831
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	130	129,740
4.88%, 06/22/28 (Call 03/22/28)	80	80,846
NVIDIA Corp.,
3.20%, 09/16/26 (Call 06/16/26)	500	482,880
QUALCOMM Inc.,
3.00%, 05/20/22	85	83,478

		2,315,751

SOFTWARE — 2.3%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	25	24,147
3.40%, 09/15/26 (Call 06/15/26)	60	57,448

Security	Par (000)	Value
Autodesk Inc.,
3.13%, 06/15/20 (Call 05/15/20)	$30	$29,932
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(b)	50	51,207
Broadridge Financial Solutions Inc.,
3.40%, 06/27/26 (Call 03/27/26)	400	379,672
CA Inc.,
3.60%, 08/15/22 (Call 07/15/22)	80	78,947
CDK Global Inc.,
5.88%, 06/15/26 (Call 06/15/21)	20	20,529
Citrix Systems Inc.,
4.50%, 12/01/27 (Call 09/01/27)	100	96,581
Electronic Arts Inc.,
3.70%, 03/01/21 (Call 02/01/21)	30	30,273
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(b)	95	95,756
7.00%, 12/01/23 (Call 12/01/18)(a)(b)	80	83,694
Fiserv Inc.,
3.85%, 06/01/25 (Call 03/01/25)	50	49,848
Infor U.S. Inc.,
6.50%, 05/15/22 (Call 08/16/18)	100	101,350
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.,
6.00%, 07/15/25 (Call 07/15/20)(a)(b)	27	27,406
MSCI Inc.
5.38%, 05/15/27 (Call 05/15/22)(b)	75	75,755
5.75%, 08/15/25 (Call 08/15/20)(b)	200	208,894
Open Text Corp.,
5.63%, 01/15/23 (Call 08/31/18)(b)	150	153,920
PTC Inc.,
6.00%, 05/15/24 (Call 05/15/19)	100	104,403
Riverbed Technology Inc.,
8.88%, 03/01/23 (Call 08/31/18)(a)(b)	100	93,364
VMware Inc.
2.30%, 08/21/20	280	273,770
2.95%, 08/21/22 (Call 07/21/22)	415	401,151
3.90%, 08/21/27 (Call 05/21/27)	200	188,696

		2,626,743

TELECOMMUNICATIONS — 3.8%
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	50	48,730
3.20%, 03/01/22 (Call 02/01/22)	165	162,395
3.90%, 03/11/24 (Call 12/11/23)	150	149,137
5.80%, 02/15/19	300	304,752
5.88%, 10/01/19	300	309,750
CenturyLink Inc.
Series P,
7.60%, 09/15/39(a)	50	41,876
Series S,
6.45%, 06/15/21(a)	50	51,625
Series Y,
7.50%, 04/01/24 (Call 01/01/24)(a)	50	52,247
CommScope Inc.,
5.50%, 06/15/24 (Call 06/15/19)(b)	100	100,958
Embarq Corp.,
8.00%, 06/01/36(a)	50	47,082
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	50	31,884
8.50%, 04/01/26 (Call 04/01/21)(b)	100	96,028
10.50%, 09/15/22 (Call 06/15/22)	50	45,428
11.00%, 09/15/25 (Call 06/15/25)	50	40,618
HC2 Holdings Inc.,
11.00%, 12/01/19 (Call 08/31/18)(b)	45	45,706
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	81,330
6.63%, 08/01/26	80	76,419
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/31/18)	100	91,938
7.25%, 10/15/20 (Call 08/31/18)	100	100,429
8.00%, 02/15/24 (Call 02/15/19)(b)	50	52,665
9.75%, 07/15/25 (Call 07/15/21)(b)	50	53,382
Juniper Networks Inc.,
3.30%, 06/15/20 (Call 05/15/20)	30	29,896
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	100	99,029
5.38%, 05/01/25 (Call 05/01/20)	50	48,750

235

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Motorola Solutions Inc.
3.50%, 03/01/23	$150	$145,363
4.60%, 02/23/28 (Call 11/23/27)	50	49,320
Plantronics Inc.,
5.50%, 05/31/23 (Call 08/31/18)(a)(b)	100	99,792
Qwest Corp.,
7.25%, 09/15/25	100	106,251
Sprint Communications Inc.,
9.00%, 11/15/18(b)	37	37,622
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	104,736
7.63%, 03/01/26 (Call 11/01/25)(a)	100	103,713
7.88%, 09/15/23	175	186,300
Telecom Italia Capital SA,
7.20%, 07/18/36	100	106,833
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	150	139,047
6.50%, 01/15/26 (Call 01/15/21)	45	47,305
Verizon Communications Inc.
3.38%, 02/15/25	268	259,770
4.33%, 09/21/28(a)(b)	576	580,222
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 08/31/18)	50	28,976
8.63%, 10/31/25 (Call 10/31/20)(b)	100	93,831

		4,251,135

TRANSPORTATION — 0.1%
Union Pacific Corp.,
3.95%, 09/10/28 (Call 06/10/28)	115	116,558
XPO Logistics Inc.,
6.50%, 06/15/22 (Call 08/31/18)(b)	11	11,312

		127,870

TRUCKING & LEASING — 0.3%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22(b)	100	100,180
5.50%, 02/15/24(b)	185	182,967

		283,147

TOTAL CORPORATE BONDS & NOTES — 85.2% (Cost: $96,945,280)		95,258,610

U.S. GOVERNMENT AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 37.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	100	96,332
2.50%, 08/01/33(f)	824	796,061
2.50%, 08/01/48(f)	25	23,230
3.00%, 08/01/33(f)	1,050	1,038,516
3.00%, 08/01/46	415	399,814
3.00%, 12/01/46	52	50,492
3.00%, 01/01/47	208	200,839
3.00%, 02/01/47	650	626,737
3.00%, 06/01/47	315	303,481
3.00%, 08/01/48(f)	972	936,006
3.50%, 07/01/33	74	75,107
3.50%, 08/01/33(f)	350	352,789
3.50%, 07/01/43	27	27,421
3.50%, 09/01/44	28	27,688
3.50%, 01/01/46	24	23,721
3.50%, 03/01/46	29	28,735
3.50%, 09/01/46	24	23,762
3.50%, 12/01/46	230	227,898
3.50%, 08/01/47	24	23,450
3.50%, 09/01/47	540	534,662
3.50%, 12/01/47	48	47,530
3.50%, 08/01/48(f)	2,598	2,572,832

Security	Par (000)	Value
4.00%, 08/01/33(f)	$25	$25,586
4.00%, 04/01/46	247	252,352
4.00%, 06/01/48	75	76,790
4.00%, 07/01/48	274	278,436
4.00%, 08/01/48(f)	1,360	1,380,825
4.50%, 07/01/48	28	29,172
4.50%, 08/01/48(f)	772	800,468
5.00%, 07/01/48	39	40,883
5.00%, 08/01/48(f)	42	44,244
Federal National Mortgage Association
2.50%, 10/01/32	26	24,767
2.50%, 08/01/33(f)	1,294	1,252,349
2.50%, 08/01/48(f)	100	93,063
3.00%, 02/01/31	749	743,598
3.00%, 02/01/33	122	121,382
3.00%, 08/01/33(f)	584	578,616
3.00%, 08/01/46	107	103,210
3.00%, 11/01/46	79	76,425
3.00%, 12/01/46	30	29,588
3.00%, 01/01/47	133	128,313
3.00%, 03/01/47	469	452,670
3.00%, 07/01/47	430	414,425
3.00%, 08/01/48(f)	2,217	2,136,287
3.50%, 03/01/33	126	127,174
3.50%, 04/01/33	201	203,347
3.50%, 05/01/33	78	78,554
3.50%, 08/01/33(f)	221	222,934
3.50%, 11/01/45	142	141,011
3.50%, 01/01/46	81	80,667
3.50%, 02/01/46	379	377,196
3.50%, 07/01/46	41	40,860
3.50%, 01/01/47	144	142,383
3.50%, 02/01/47	165	164,439
3.50%, 05/01/47	93	92,715
3.50%, 08/01/47	117	115,722
3.50%, 04/01/48	116	115,230
3.50%, 05/01/48	104	103,714
3.50%, 08/01/48(f)	3,317	3,286,421
4.00%, 06/01/33	150	154,338
4.00%, 07/01/33	70	72,172
4.00%, 08/01/33(f)	152	155,610
4.00%, 01/01/46	88	90,187
4.00%, 02/01/46	63	64,212
4.00%, 03/01/46	27	27,524
4.00%, 04/01/46	149	151,851
4.00%, 06/01/47	23	23,343
4.00%, 11/01/47	43	44,011
4.00%, 02/01/48	270	274,267
4.00%, 04/01/48	99	100,336
4.00%, 07/01/48	100	101,270
4.00%, 08/01/48(f)	2,713	2,755,391
4.50%, 08/01/33(f)	75	75,516
4.50%, 03/01/48	57	59,555
4.50%, 06/01/48	97	101,452
4.50%, 08/01/48(f)	1,046	1,084,898
5.00%, 09/01/47	67	71,010
5.00%, 08/01/48(f)	107	113,002
5.50%, 08/01/48(f)	925	987,148

236

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Government National Mortgage Association
2.50%, 08/01/48(f)	$100	$94,203
3.00%, 09/20/46	278	271,780
3.00%, 02/15/47	158	154,295
3.00%, 08/01/48(f)	2,863	2,789,687
3.50%, 03/15/43	100	100,914
3.50%, 06/15/43	84	84,768
3.50%, 04/20/46	169	169,825
3.50%, 04/20/48	1,312	1,314,476
3.50%, 08/01/48(f)	3,341	3,342,044
4.00%, 09/20/45	55	56,427
4.00%, 09/20/46	18	18,996
4.00%, 08/01/48(f)	2,434	2,487,624
4.50%, 10/20/46	22	22,850
4.50%, 07/20/48	147	152,808
4.50%, 08/01/48(f)	848	880,330
5.00%, 06/20/48	183	191,944
5.00%, 08/01/48(f)	525	550,184

		42,003,167

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.5% (Cost: $42,221,913)		42,003,167

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(g)(h)(i)	19,492	19,498,326

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(g)(h)	100	$100,000

		19,598,326

TOTAL SHORT-TERM INVESTMENTS — 17.5% (Cost: $19,593,226)		19,598,326

TOTAL INVESTMENTS IN SECURITIES — 140.2% (Cost: $158,760,419)		156,860,103
Other Assets, Less Liabilities — (40.2)%		(44,992,260)

NET ASSETS — 100.0%		$111,867,843

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,546	(7,054)	19,492	$19,498,326	$230,483	(a)	$(2,928)	$3,751
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	1,095		—	—

				$19,598,326	$231,578		$(2,928)	$3,751

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
Long Contracts
10-Year Ultra Long U.S. Treasury Bond	9	09/19/18	$1,144	$(4,277)
2-Year U.S. Treasury Note	3	09/28/18	634	(2,493)
5-Year U.S. Treasury Note	10	09/28/18	1,131	(4,373)

				(11,143)

Short Contracts
10-Year U.S. Treasury Note	(8)	09/19/18	955	(332)

237

Schedule of Investments (Unaudited) (Continued)	iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF
July 31, 2018

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
U.S. Treasury Long Bond	(6)	09/19/18	$947	$5,648

				5,316

				$(5,827)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$95,258,610	$—	$95,258,610
U.S. Government Agency Obligations	—	42,003,167	—	42,003,167
Money Market Funds	19,598,326	—	—	19,598,326

	$19,598,326	$137,261,777	$—	$156,860,103

Derivative financial instruments(a)
Assets
Futures Contracts	$5,648	$—	$—	$5,648
Liabilities
Futures Contracts	(11,475)	—	—	(11,475)

	$(5,827)	$—	$—	$(5,827)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

PIK — Payment-in-kind

238

Schedule of Investments (Unaudited)	iSHARES® FALLEN ANGELS USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 3.4%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$525	$537,978
5.87%, 02/23/22(a)	400	413,256
5.90%, 02/01/27	250	250,682
5.95%, 02/01/37	255	250,109
6.15%, 08/15/20	340	354,127
6.75%, 01/15/28(a)	135	134,193
Bombardier Inc.,
7.45%, 05/01/34(b)	100	102,505
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40(b)	100	108,001
7.38%, 07/15/39(b)	150	177,000

		2,327,851
AIRLINES — 0.2%
UAL Pass Through Trust,
Series 2007-1A,
6.64%, 01/02/24	106	111,370

APPAREL — 0.4%
Under Armour Inc.,
3.25%, 06/15/26 (Call 03/15/26)(a)	290	261,206

AUTO PARTS & EQUIPTMENT — 0.1%
Goodyear Tire & Rubber Co. (The),
7.00%, 03/15/28	75	77,866

BANKS — 10.1%
Barclays Bank PLC,
6.86%, (Call 06/15/32)(b)(c)(d)(e)	100	111,028
Barclays PLC
4.38%, 09/11/24	600	583,614
4.84%, 05/09/28 (Call 05/07/27)	800	763,016
5.20%, 05/12/26	650	646,717
BPCE SA,
12.50%, (Call 09/30/19)(b)(c)(d)(e)	200	218,836
Citigroup Capital III,
7.63%, 12/01/36	100	128,247
Credit Agricole SA,
8.38%, (Call 10/13/19)(a)(b)(c)(d)(e)	350	367,185
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)(e)	775	705,800
4.50%, 04/01/25	775	723,850
Dresdner Funding Trust I,
8.15%, 06/30/31 (Call 06/30/29)(b)	500	619,460
Intesa Sanpaolo SpA,
5.02%, 06/26/24(a)(b)	1,000	920,950
RBS Capital Trust II,
6.43%, (Call 01/03/34)(c)(d)(e)	175	206,063
Royal Bank of Scotland Group PLC,
7.65%, (Call 09/30/31)(c)(d)(e)	425	530,370
Standard Chartered PLC,
7.01%, (Call 07/30/37)(b)(c)(d)(e)	400	419,264

		6,944,400
CHEMICALS — 2.5%
CF Industries Inc.
3.45%, 06/01/23(a)	325	311,353
4.95%, 06/01/43	350	297,906
5.15%, 03/15/34(a)	400	370,032
5.38%, 03/15/44(a)	425	377,260
7.13%, 05/01/20	250	264,192
HB Fuller Co.,
4.00%, 02/15/27 (Call 11/15/26)	150	135,839

		1,756,582
COMMERCIAL SERVICES — 1.4%
ADT Corp. (The)
3.50%, 07/15/22	537	510,172
4.13%, 06/15/23	342	322,961
RR Donnelley & Sons Co.,
7.63%, 06/15/20	153	155,893

		989,026

Security	Par (000)	Value
COMPUTERS — 3.7%
Dell Inc.
4.63%, 04/01/21	$150	$151,882
5.40%, 09/10/40	150	131,380
5.88%, 06/15/19	75	76,452
6.50%, 04/15/38	175	171,460
7.10%, 04/15/28	150	160,722
EMC Corp.
2.65%, 06/01/20	900	876,555
3.38%, 06/01/23 (Call 03/01/23)	466	434,601
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	225	228,004
Series 1,
5.95%, 12/01/40 (Call 06/01/40)	75	70,732
Leidos Inc.
5.50%, 07/01/33	25	22,906
7.13%, 07/01/32	185	195,715

		2,520,409
COSMETICS & PERSONAL CARE — 1.6%
Avon Products Inc.
6.60%, 03/15/20	225	221,328
7.00%, 03/15/23(a)	275	226,793
8.95%, 03/15/43	100	79,671
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	295	296,091
4.70%, 05/24/22(a)	265	261,179

		1,085,062
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Ally Financial Inc.,
8.00%, 11/01/31	275	332,313
Navient Corp.
5.50%, 01/25/23	550	538,747
5.63%, 08/01/33	295	252,260
7.25%, 01/25/22	400	418,176
8.00%, 03/25/20	775	817,858

		2,359,354
ELECTRIC — 1.2%
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)(a)	124	121,994
4.75%, 05/15/21 (Call 02/15/21)	125	126,376
6.25%, 04/01/20	200	205,920
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	420	359,281
6.00%, 12/15/36	25	12,379

		825,950
ELECTRONICS — 0.6%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	150	148,467
5.45%, 12/15/24 (Call 09/15/24)(a)	300	295,617

		444,084
ENGINEERING & CONSTRUCTION — 0.2%
AECOM Global II LLC/URS Fox US LP,
5.00%, 04/01/22 (Call 01/01/22)	125	126,618

FOOD — 2.3%
New Albertsons LP
7.45%, 08/01/29(a)	350	291,343
7.75%, 06/15/26	100	86,858
8.00%, 05/01/31	200	170,356
8.70%, 05/01/30	125	109,033
Series C,
6.63%, 06/01/28	75	57,750

239

Schedule of Investments (Unaudited) (Continued)	iSHARES® FALLEN ANGELS USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Safeway Inc.
5.00%, 08/15/19	$125	$125,830
7.25%, 02/01/31	286	279,502
Tesco PLC,
6.15%, 11/15/37(a)(b)	425	449,331

		1,570,003
FOREST PRODUCTS & PAPER — 0.4%
Smurfit Kappa Treasury Funding DAC,
7.50%, 11/20/25(a)	125	148,594
Stora Enso OYJ,
7.25%, 04/15/36(b)	100	119,341

		267,935
HEALTH CARE — SERVICES — 1.2%
HCA Inc.
7.05%, 12/01/27	50	52,813
7.50%, 11/15/95(a)	100	98,525
7.69%, 06/15/25(a)	225	248,450
8.36%, 04/15/24	70	78,583
Magellan Health Inc.,
4.40%, 09/22/24 (Call 07/22/24)(a)	175	170,679
Tenet Healthcare Corp.,
6.88%, 11/15/31	235	214,550

		863,600
HOME BUILDERS — 1.5%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	155	154,780
6.00%, 01/15/43 (Call 10/15/42)	260	219,609
PulteGroup Inc.
6.00%, 02/15/35	175	166,814
6.38%, 05/15/33	200	198,874
7.88%, 06/15/32	160	180,814
Toll Brothers Finance Corp.,
6.75%, 11/01/19(a)	100	104,176

		1,025,067
INSURANCE — 3.0%
Genworth Holdings Inc.
4.80%, 02/15/24	350	310,303
4.90%, 08/15/23	100	90,467
6.50%, 06/15/34	135	119,952
7.20%, 02/15/21	200	206,000
7.63%, 09/24/21	375	391,346
7.70%, 06/15/20	205	213,036
Liberty Mutual Group Inc.,
7.80%, 03/07/87(a)(b)	360	424,634
MBIA Inc.
5.70%, 12/01/34	75	54,031
6.40%, 08/15/22 (Call 09/17/18)	100	98,283
Provident Financing Trust I,
7.41%, 03/15/38	115	126,500

		2,034,552
INTERNET — 1.0%
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	230	224,855
4.20%, 09/15/20	450	451,831

		676,686
IRON & STEEL — 1.7%
Allegheny Ludlum LLC,
6.95%, 12/15/25(a)	25	25,642
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	250	253,820
7.88%, 08/15/23 (Call 05/15/23)(a)	330	356,169
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(a)	200	199,678
5.20%, 07/15/21 (Call 04/15/21)	35	35,810
Cleveland-Cliffs Inc.,
6.25%, 10/01/40	150	129,147
U.S. Steel Corp.,
6.65%, 06/01/37	175	158,881

		1,159,147

Security	Par (000)	Value
LODGING — 1.9%
Choice Hotels International Inc.,
5.70%, 08/28/20(a)	$150	$154,875
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	200	187,520
4.15%, 04/01/24 (Call 02/01/24)	150	147,745
4.25%, 03/01/22 (Call 12/01/21)	325	315,494
4.50%, 04/01/27 (Call 01/01/27)	200	195,500
5.10%, 10/01/25 (Call 07/01/25)	200	205,990
5.63%, 03/01/21	125	127,875

		1,334,999
MEDIA — 1.5%
Belo Corp.
7.25%, 09/15/27	110	113,031
7.75%, 06/01/27(a)	100	106,632
Liberty Interactive LLC,
8.25%, 02/01/30	410	439,200
McClatchy Co. (The),
6.88%, 03/15/29(a)	125	159,706
Virgin Media Secured Finance PLC,
5.25%, 01/15/21	200	204,204

		1,022,773
MINING — 6.0%
Freeport-McMoRan Inc.
3.10%, 03/15/20	250	247,530
3.55%, 03/01/22 (Call 12/01/21)	410	396,667
3.88%, 03/15/23 (Call 12/15/22)	630	605,877
4.00%, 11/14/21	100	99,034
4.55%, 11/14/24 (Call 08/14/24)	175	169,053
5.40%, 11/14/34 (Call 05/14/34)	225	207,063
5.45%, 03/15/43 (Call 09/15/42)	400	355,108
Teck Resources Ltd.
3.75%, 02/01/23 (Call 01/11/22)	305	301,264
4.50%, 01/15/21 (Call 10/15/20)	100	101,500
4.75%, 01/15/22 (Call 10/15/21)	325	334,750
5.20%, 03/01/42 (Call 09/01/41)	295	269,639
6.00%, 08/15/40 (Call 02/15/40)	250	253,005
6.13%, 10/01/35	275	285,909
6.25%, 07/15/41 (Call 01/15/41)	475	495,221

		4,121,620
OFFICE & BUSINESS EQUIPMENT — 1.7%
Lexmark International Inc.,
7.13%, 03/15/20	150	126,951
Pitney Bowes Inc.
3.63%, 09/15/20(a)	150	148,694
3.63%, 10/01/21 (Call 09/01/21)	325	306,189
4.38%, 05/15/22 (Call 04/15/22)	225	205,247
4.63%, 03/15/24 (Call 12/15/23)	250	224,030
4.70%, 04/01/23 (Call 03/01/23)(a)	200	179,620

		1,190,731
OIL & GAS — 12.8%
Continental Resources Inc./OK,
4.50%, 04/15/23 (Call 01/15/23)	250	254,425
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	125	108,871
4.88%, 11/01/43 (Call 05/01/43)	375	267,660
5.70%, 10/15/39	275	221,878
Energen Corp.,
4.63%, 09/01/21 (Call 06/01/21)	225	224,167
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(a)	350	296,061
5.20%, 03/15/25 (Call 12/15/24)(a)	500	425,675
5.75%, 10/01/44 (Call 04/01/44)	500	365,010
Global Marine Inc.,
7.00%, 06/01/28(a)	175	176,312

240

Schedule of Investments (Unaudited) (Continued)	iSHARES® FALLEN ANGELS USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	$325	$320,154
4.45%, 12/01/22 (Call 09/01/22)	275	273,155
5.88%, 12/01/42 (Call 06/01/42)	175	158,393
7.05%, 05/01/29	150	157,292
Nabors Industries Inc.
4.63%, 09/15/21	355	349,650
5.00%, 09/15/20	400	402,012
5.10%, 09/15/23 (Call 06/15/23)	200	187,298
5.50%, 01/15/23 (Call 11/15/22)	325	315,429
Noble Holding International Ltd.
5.25%, 03/15/42	250	174,563
6.05%, 03/01/41	125	92,404
6.20%, 08/01/40	200	147,790
7.95%, 04/01/25 (Call 01/01/25)(a)	305	288,451
8.95%, 04/01/45 (Call 10/01/44)	225	206,944
Pride International LLC,
7.88%, 08/15/40	100	92,505
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	200	173,000
4.88%, 06/01/22 (Call 03/01/22)	350	327,691
5.40%, 12/01/42 (Call 06/01/42)	270	193,134
5.85%, 01/15/44 (Call 07/15/43)	150	111,707
7.88%, 08/01/19	100	103,648
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	480	459,000
6.20%, 01/23/25 (Call 10/23/24)	545	537,555
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	250	246,907
6.50%, 11/15/20	150	153,387
6.80%, 03/15/38	605	505,677
7.50%, 04/15/31(a)	325	304,723
8.38%, 12/15/21	150	160,506
9.35%, 12/15/41	50	49,783

		8,832,817
OIL & GAS SERVICES — 2.9%
Oceaneering International Inc.,
4.65%, 11/15/24 (Call 09/30/24)	250	238,535
SESI LLC,
7.13%, 12/15/21 (Call 12/15/18)	365	373,395
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(a)	365	337,771
5.13%, 09/15/20	150	151,398
5.95%, 04/15/42 (Call 10/17/41)	150	111,303
6.50%, 08/01/36	450	352,858
6.75%, 09/15/40	310	245,086
7.00%, 03/15/38	100	80,647
9.88%, 03/01/39(a)	125	121,848

		2,012,841
PACKAGING & CONTAINERS — 1.0%
Crown Cork & Seal Co. Inc.,
7.38%, 12/15/26	175	189,100
Pactiv LLC
7.95%, 12/15/25	235	256,343
8.38%, 04/15/27	25	27,653
Sealed Air Corp.,
6.88%, 07/15/33(a)(b)	225	243,760

		716,856
PHARMACEUTICALS — 0.4%
Owens & Minor Inc.
3.88%, 09/15/21	175	167,284
4.38%, 12/15/24 (Call 09/15/24)	100	86,508

		253,792

Security	Par (000)	Value
PIPELINES — 10.0%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	$300	$292,131
4.75%, 09/30/21 (Call 06/30/21)(b)	280	283,497
4.95%, 04/01/22 (Call 01/01/22)	100	101,427
5.35%, 03/15/20(b)	250	256,480
5.60%, 04/01/44 (Call 10/01/43)	225	215,478
6.45%, 11/03/36(b)	75	79,010
6.75%, 09/15/37(b)	275	295,636
8.13%, 08/16/30(a)	150	180,760
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	400	374,604
4.40%, 04/01/24 (Call 01/01/24)	250	240,035
4.85%, 07/15/26 (Call 04/15/26)	250	239,965
5.05%, 04/01/45 (Call 10/01/44)	225	186,802
5.45%, 06/01/47 (Call 12/01/46)	250	214,388
5.60%, 04/01/44 (Call 10/01/43)	175	151,102
IFM U.S. Colonial Pipeline 2 LLC,
6.45%, 05/01/21 (Call 02/01/21)(b)	100	106,024
NGPL PipeCo LLC,
7.77%, 12/15/37(b)	260	317,333
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	125	122,898
4.80%, 09/01/20	250	251,417
Rockies Express Pipeline LLC
5.63%, 04/15/20(b)	500	514,180
6.88%, 04/15/40(a)(b)	350	407,281
7.50%, 07/15/38(a)(b)	50	60,014
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	350	342,156
4.55%, 06/24/24 (Call 03/24/24)	525	530,255
5.75%, 06/24/44 (Call 12/24/43)	300	321,180
7.75%, 06/15/31	125	151,463
7.88%, 09/01/21(a)	150	166,831
8.75%, 03/15/32(a)	200	262,996
Series A,
7.50%, 01/15/31	150	181,023

		6,846,366
REAL ESTATE INVESTMENT TRUSTS — 1.3%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(a)	150	124,748
5.25%, 12/01/23 (Call 09/01/23)	250	221,232
5.95%, 12/15/26 (Call 09/15/26)	325	280,325
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	150	133,098
4.50%, 04/18/22 (Call 01/18/22)	125	121,449

		880,852
RETAIL — 4.0%
Brinker International Inc.,
3.88%, 05/15/23	150	141,800
Gap Inc. (The),
5.95%, 04/12/21 (Call 01/12/21)	675	706,597
JC Penney Corp. Inc.
6.38%, 10/15/36	200	111,010
7.40%, 04/01/37	185	105,709
7.63%, 03/01/97	200	112,908
L Brands Inc.
6.95%, 03/01/33(a)	175	151,188
7.60%, 07/15/37	150	133,227
Rite Aid Corp.,
7.70%, 02/15/27	150	130,847
Signet UK Finance PLC,
4.70%, 06/15/24 (Call 03/15/24)(a)	200	188,572
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	150	148,549
3.88%, 11/01/20 (Call 08/01/20)	230	230,669

241

Schedule of Investments (Unaudited) (Continued)	iSHARES® FALLEN ANGELS USD BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.88%, 11/01/23 (Call 08/01/23)	$325	$311,512
5.35%, 11/01/43 (Call 05/01/43)	100	87,055
6.88%, 11/15/37	175	173,274

		2,732,917
SOFTWARE — 0.8%
CDK Global Inc.,
5.00%, 10/15/24 (Call 07/15/24)(a)	280	285,793
Dun & Bradstreet Corp. (The)
4.25%, 06/15/20 (Call 05/15/20)	125	125,165
4.63%, 12/01/22 (Call 09/01/22)(a)	125	124,235

		535,193
TELECOMMUNICATIONS — 12.5%
CenturyLink Inc.
Series G,
6.88%, 01/15/28(a)	150	139,729
Series P,
7.60%, 09/15/39(a)	175	146,566
Series Q,
6.15%, 09/15/19	50	51,250
Series S,
6.45%, 06/15/21(a)	350	361,375
Series T,
5.80%, 03/15/22	400	400,464
Series U,
7.65%, 03/15/42	195	163,346
Embarq Corp.,
8.00%, 06/01/36(a)	755	710,938
Frontier Communications Corp.,
9.00%, 08/15/31(a)	500	321,890
Frontier Florida LLC,
Series E,
6.86%, 02/01/28	200	178,000
Frontier North Inc.,
Series G,
6.73%, 02/15/28	50	44,756
Nokia of America Corp.,
6.45%, 03/15/29	100	102,590
Nokia OYJ,
6.63%, 05/15/39(a)	255	270,147
Qwest Capital Funding Inc.,
6.88%, 07/15/28	85	77,455
Qwest Corp.
6.75%, 12/01/21	175	186,377
6.88%, 09/15/33 (Call 09/15/18)	325	307,486
7.13%, 11/15/43 (Call 11/15/18)	75	71,656
7.25%, 10/15/35 (Call 08/31/18)	135	130,513
Sprint Capital Corp.
6.88%, 11/15/28	1,025	989,207
8.75%, 03/15/32	875	941,412
Sprint Communications Inc.,
9.25%, 04/15/22	100	112,501
Telecom Italia Capital SA
6.00%, 09/30/34(a)	438	433,059
6.38%, 11/15/33	575	584,821
7.20%, 07/18/36(a)	450	480,748
7.72%, 06/04/38(a)	500	555,020
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	530	521,690
U.S. Cellular Corp.,
6.70%, 12/15/33	275	282,912

		8,565,908

Security	Par/ Shares (000)	Value
TOYS, GAMES & HOBBIES — 1.1%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)(a)	$300	$272,145
3.15%, 03/15/23 (Call 12/15/22)(a)	100	87,096
4.35%, 10/01/20(a)	150	148,937
5.45%, 11/01/41 (Call 05/01/41)	150	120,702
6.20%, 10/01/40	125	105,535

		734,415
TRANSPORTATION — 0.2%
XPO CNW Inc.,
6.70%, 05/01/34	150	150,750

TOTAL CORPORATE BONDS & NOTES — 98.0%
(Cost: $69,102,576)		67,359,598

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(f)(g)(h)	10,824	10,827,471
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(f)(g)	756	755,911

		11,583,382

TOTAL SHORT-TERM INVESTMENTS — 16.9%
(Cost: $11,581,250)		11,583,382

TOTAL INVESTMENTS IN SECURITIES — 114.9%
(Cost: $80,683,826)		78,942,980
Other Assets, Less Liabilities — (14.9)%		(10,211,125)

NET ASSETS — 100.0%		$68,731,855

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

242

Schedule of Investments (Unaudited) (Continued)	iSHARES® FALLEN ANGELS USD BOND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Shares purchased (000)		Shares sold (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,854	8,970	(a)	—	10,824	$10,827,471	$32,811	(b)	$(754)	$1,916
BlackRock Cash Funds: Treasury, SL Agency Shares	641	115	(a)	—	756	755,911	10,129		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	6		(6)	—	—	722		1,922	—

						$11,583,382	$43,662		$1,168	$1,916

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$67,359,598	$—	$67,359,598
Money Market Funds	11,583,382	—	—	11,583,382

	$11,583,382	$67,359,598	$—	$78,942,980

243

Schedule of Investments (Unaudited)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 0.6%
General Dynamics Corp.
2.65%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)	$11,555	$11,590,127
2.74%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	9,755	9,810,408
Spirit AeroSystems Inc.,
3.12%, 06/15/21 (Call 05/31/19), (3 mo. LIBOR US + 0.800%)(a)	10,500	10,524,150
United Technologies Corp.,
2.69%, 11/01/19, (3 mo. LIBOR US + 0.350%)(a)	31,515	31,597,885

		63,522,570
AGRICULTURE — 0.3%
BAT Capital Corp.
2.95%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)(b)(c)	8,715	8,745,938
3.22%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)(b)	15,750	15,883,245
Philip Morris International Inc.,
2.75%, 02/21/20, (3 mo. LIBOR US + 0.420%)(a)(c)	7,646	7,675,055

		32,304,238
AUTO MANUFACTURERS — 6.7%
American Honda Finance Corp.
2.50%, 01/22/19, (3 mo. LIBOR US + 0.150%)(a)(c)	9,325	9,328,823
2.51%, 11/13/19, (3 mo. LIBOR US + 0.150%)(a)	1,800	1,802,124
2.57%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	2,606	2,601,335
2.60%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	2,500	2,503,625
2.61%, 11/19/18, (3 mo. LIBOR US + 0.280%)(a)(c)	8,510	8,516,978
2.62%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)	9,475	9,480,874
2.70%, 02/14/20, (3 mo. LIBOR US + 0.340%)(a)	25,377	25,439,681
2.71%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	24,475	24,495,804
2.80%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)	1,726	1,728,088
3.15%, 02/22/19, (3 mo. LIBOR US + 0.825%)(a)	6,619	6,645,013
BMW U.S. Capital LLC,
2.75%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(b)	9,275	9,296,425
Daimler Finance North America LLC
2.61%, 11/05/18, (3 mo. LIBOR US + 0.250%)(a)(b)	12,130	12,136,671
2.75%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	6,655	6,663,119
2.78%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(b)	47,830	47,879,265
2.79%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)	6,210	6,210,683
2.89%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(b)	14,535	14,578,605
2.91%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(b)	17,925	17,970,888
2.96%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(b)	3,927	3,941,766
2.97%, 01/06/20, (3 mo. LIBOR US + 0.630%)(a)(b)	4,731	4,750,776
3.20%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	10,750	10,780,207
Ford Motor Credit Co. LLC
2.79%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	5,500	5,481,080
3.12%, 06/12/20, (3 mo. LIBOR US + 0.790%)(a)	15,050	15,110,049
3.15%, 04/05/21, (3 mo. LIBOR US + 0.810%)(a)	9,938	9,990,274
3.19%, 08/12/19, (3 mo. LIBOR US + 0.830%)(a)	11,100	11,143,734
3.29%, 11/04/19, (3 mo. LIBOR US + 0.930%)(a)	8,685	8,726,167
3.34%, 01/09/20, (3 mo. LIBOR US + 1.000%)(a)(c)	14,425	14,524,965
3.43%, 08/03/22, (3 mo. LIBOR US + 1.080%)(a)	15,817	15,930,566
3.59%, 02/15/23, (3 mo. LIBOR US + 1.235%)(a)(c)	12,750	12,843,202
3.61%, 03/28/22, (3 mo. LIBOR US + 1.270%)(a)	5,190	5,265,463
3.92%, 01/08/19, (3 mo. LIBOR US + 1.580%)(a)	18,720	18,820,339
Series 1,
3.16%, 03/12/19, (3 mo. LIBOR US + 0.830%)(a)(c)	23,590	23,650,154
General Motors Co.,
3.16%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)(c)	18,921	19,001,793
General Motors Financial Co. Inc.
2.90%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)	7,375	7,365,560
3.19%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)	19,900	19,996,913

Security	Par (000)	Value
3.27%, 04/13/20, (3 mo. LIBOR US + 0.930%)(a)	$15,651	$15,772,452
3.33%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(c)	8,812	8,834,647
3.61%, 10/04/19, (3 mo. LIBOR US + 1.270%)(a)	2,000	2,019,420
3.64%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)	21,941	22,295,786
3.82%, 05/09/19, (3 mo. LIBOR US + 1.450%)(a)(c)	9,050	9,121,857
3.89%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	14,824	15,162,135
Hyundai Capital America
3.14%, 04/03/20, (3 mo. LIBOR US + 0.800%)(a)(b)	1,645	1,647,040
3.26%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	17,000	17,025,840
Nissan Motor Acceptance Corp.
2.73%, 07/13/20, (3 mo. LIBOR US + 0.390%)(a)(b)	10,375	10,382,262
2.73%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)	3,700	3,700,629
2.85%, 09/13/19, (3 mo. LIBOR US + 0.520%)(a)(b)	8,150	8,171,598
2.99%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)	14,450	14,467,918
3.03%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	15,708	15,716,639
3.23%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	10,325	10,440,743
3.33%, 03/08/19, (3 mo. LIBOR US + 1.010%)(a)(b)	5,375	5,403,165
Toyota Motor Credit Corp.
2.43%, 01/10/20, (3 mo. LIBOR US + 0.100%)(a)	5,350	5,349,626
2.49%, 12/24/18, (3 mo. LIBOR US + 0.150%)(a)(c)	3,250	3,253,120
2.50%, 11/14/19, (3 mo. LIBOR US + 0.140%)(a)	750	750,188
2.57%, 08/15/18, (3 mo. LIBOR US + 0.230%)(a)	725	725,181
2.60%, 01/09/19, (3 mo. LIBOR US + 0.260%)(a)(c)	10,418	10,426,439
2.60%, 04/17/20, (3 mo. LIBOR US + 0.260%)(a)(c)	16,176	16,204,632
2.62%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)	15,318	15,336,688
2.70%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)(c)	14,636	14,691,910
2.72%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)	250	250,323
2.72%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)	5,000	4,999,100
2.77%, 10/18/19, (3 mo. LIBOR US + 0.440%)(a)(c)	13,380	13,435,126
2.80%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(c)	21,482	21,598,218
3.02%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)	20,961	21,227,624
3.15%, 02/19/19, (3 mo. LIBOR US + 0.820%)(a)	14,226	14,294,000

		717,305,315
BANKS — 52.5%
ABN AMRO Bank NV
2.75%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(b)	19,035	19,055,938
2.97%, 01/18/19, (3 mo. LIBOR US + 0.640%)(a)(b)(c)	28,050	28,114,234
ANZ New Zealand Int’l Ltd./London,
3.34%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(b)	1,000	1,011,880
ASB Bank Ltd.,
3.31%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)	20,000	20,138,200
Australia & New Zealand Banking Group Ltd.
2.69%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(b)	9,730	9,731,070
2.78%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(b)	12,795	12,801,781
2.83%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	30,800	30,929,976
2.95%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(b)	5,000	4,994,150
3.00%, 09/23/19, (3 mo. LIBOR US + 0.660%)(a)(b)	14,300	14,387,087
3.04%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)	13,050	13,119,165
3.08%, 11/16/18, (3 mo. LIBOR US + 0.750%)(a)(b)	9,015	9,032,038
3.20%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(b)	8,690	8,789,240
3.29%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(b)(c)	9,795	9,939,574
Banco Santander SA
3.42%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	7,000	7,013,160
3.46%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	16,200	16,271,442
3.89%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)(c)	15,550	15,932,685
Bank Nederlandse Gemeenten NV
2.40%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(b)	7,000	7,004,900
2.44%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(b)	47,775	47,857,651

244

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Bank of America Corp.
2.73%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)	$18,325	$18,271,124
2.99%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(a)	18,080	18,170,400
2.99%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	35,850	35,876,887
3.01%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(a)	16,822	16,911,493
3.11%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	7,000	6,983,620
3.21%, 04/01/19, (3 mo. LIBOR US + 0.870%)(a)(c)	17,855	17,951,953
3.34%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)(c)	18,136	18,340,393
3.38%, 01/15/19, (3 mo. LIBOR US + 1.040%)(a)	19,290	19,375,455
3.51%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	20,385	20,747,241
3.53%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)(c)	8,875	9,012,563
3.76%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)(c)	18,935	19,452,683
Bank of America N.A.,
3.08%, 12/07/18, (3 mo. LIBOR US + 0.760%)(a)	13,440	13,470,643
Bank of Montreal
2.58%, 09/11/19, (3 mo. LIBOR US + 0.250%)(a)	6,032	6,038,334
2.68%, 07/13/20, (3 mo. LIBOR US + 0.340%)(a)	500	501,160
2.78%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)(c)	30,305	30,420,765
2.93%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	6,230	6,264,140
2.96%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)	6,463	6,492,213
2.98%, 07/18/19, (3 mo. LIBOR US + 0.650%)(a)(c)	19,135	19,219,385
3.11%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)(c)	13,429	13,591,625
Series D,
2.80%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)(c)	16,475	16,522,448
Bank of New York Mellon Corp. (The)
2.81%, 09/11/19, (3 mo. LIBOR US + 0.480%)(a)	9,560	9,594,416
2.92%, 08/01/18, (3 mo. LIBOR US + 0.560%)(a)	9,785	9,785,000
3.19%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)	9,370	9,485,438
Bank of Nova Scotia (The)
2.63%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	15,878	15,858,311
2.73%, 07/14/20, (3 mo. LIBOR US + 0.390%)(a)(c)	13,725	13,760,822
2.79%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)(c)	20,075	20,115,351
2.94%, 12/05/19, (3 mo. LIBOR US + 0.620%)(a)	16,052	16,144,138
2.95%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)	7,161	7,190,145
2.96%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(c)	16,034	16,116,094
3.17%, 01/15/19, (3 mo. LIBOR US + 0.830%)(a)(c)	13,246	13,293,686
Banque Federative du Credit Mutuel SA
2.84%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(b)	5,275	5,291,775
3.08%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(b)	8,200	8,219,434
3.31%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(b)	7,500	7,565,175
Barclays Bank PLC
2.79%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)(c)	31,103	31,148,721
2.91%, 08/07/19, (3 mo. LIBOR US + 0.550%)(a)	5,190	5,202,508
3.01%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)	9,355	9,399,810
Barclays PLC
3.71%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)(c)	12,000	11,948,040
3.96%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)	11,525	11,741,094
4.46%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)	24,021	24,946,049

Security	Par (000)	Value
BB&T Corp.
2.58%, 02/01/21 (Call 01/01/21), (3 mo. LIBOR US + 0.220%)(a)	$12,527	$12,497,436
2.91%, 06/15/20, (3 mo. LIBOR US + 0.570%)(a)	21,560	21,670,818
2.99%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)	1,000	1,007,440
3.02%, 02/01/19 (Call 01/02/19), (3 mo. LIBOR US + 0.660%)(a)(c)	19,821	19,869,958
BPCE SA
3.19%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	1,000	1,008,470
3.55%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)	23,425	23,763,257
Branch Banking & Trust Co.
2.52%, 06/01/20 (Call 05/01/20), (3 mo. LIBOR US + 0.220%)(a)(c)	10,150	10,139,241
2.79%, 01/15/20 (Call 12/15/19), (3 mo. LIBOR US + 0.450%)(a)(c)	17,217	17,259,182
Canadian Imperial Bank of Commerce
2.65%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)	26,001	26,034,281
2.68%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	12,120	12,124,484
2.83%, 09/06/19, (3 mo. LIBOR US + 0.520%)(a)	11,714	11,757,225
3.05%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	22,801	22,954,451
Capital One Financial Corp.
2.79%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)(c)	8,000	7,995,680
3.06%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	13,275	13,205,572
3.12%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(a)	12,380	12,453,661
3.28%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	5,133	5,158,357
Capital One N.A.
3.10%, 09/13/19 (Call 08/13/19), (3 mo. LIBOR US + 0.765%)(a)(c)	24,350	24,469,315
3.18%, 08/08/22 (Call 07/08/22), (3 mo. LIBOR US + 0.820%)(a)	6,850	6,854,316
3.49%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)	5,300	5,351,304
Citibank N.A.
2.59%, 09/18/19, (3 mo. LIBOR US + 0.260%)(a)	7,100	7,102,982
2.60%, 11/09/18, (3 mo. LIBOR US + 0.230%)(a)(c)	2,850	2,851,482
2.65%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)(c)	11,365	11,347,612
2.66%, 03/20/19, (3 mo. LIBOR US + 0.340%)(a)	20,770	20,803,855
2.68%, 05/01/20 (Call 04/01/20), (3 mo. LIBOR US + 0.320%)(a)	21,217	21,237,156
2.71%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	30,450	30,439,951
2.83%, 06/12/20, (3 mo. LIBOR US + 0.500%)(a)	13,655	13,709,483
2.92%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	17,500	17,558,625
Citigroup Inc.
3.55%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(c)	26,297	26,747,994
3.03%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)	19,990	19,979,405
3.11%, 04/08/19, (3 mo. LIBOR US + 0.770%)(a)(c)	1,850	1,856,993
3.12%, 01/10/20 (Call 12/10/19), (3 mo. LIBOR US + 0.790%)(a)(c)	29,859	30,068,312
3.18%, 12/07/18, (3 mo. LIBOR US + 0.860%)(a)	19,602	19,653,161
3.25%, 06/07/19, (3 mo. LIBOR US + 0.930%)(a)(c)	32,490	32,703,134
3.29%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	10,300	10,355,620

245

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.30%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)(c)	$39,798	$40,318,558
3.35%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	10,000	10,039,200
3.39%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)	22,210	22,558,475
3.64%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)(c)	10,720	10,922,286
3.71%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(c)	15,872	16,231,183
Citizens Bank N.A./Providence RI
2.86%, 03/02/20 (Call 02/03/20), (3 mo. LIBOR US + 0.540%)(a)	14,605	14,639,760
3.13%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	6,440	6,427,442
Commonwealth Bank of Australia
2.73%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(b)	2,200	2,204,004
2.78%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(b)	15,515	15,559,373
3.00%, 11/07/19, (3 mo. LIBOR US + 0.640%)(a)(b)(c)	16,140	16,226,188
3.01%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	11,025	11,068,990
3.03%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)	8,550	8,594,375
3.03%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	16,125	16,160,797
3.14%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	23,018	23,259,459
3.15%, 11/02/18, (3 mo. LIBOR US + 0.790%)(a)(b)	17,470	17,498,825
3.40%, 03/15/19, (3 mo. LIBOR US + 1.060%)(a)(b)	11,565	11,633,696
Compass Bank,
3.06%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)	21,300	21,314,484
Cooperatieve Rabobank UA/NY
2.76%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	9,300	9,309,858
2.81%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	18,430	18,397,195
2.88%, 08/09/19, (3 mo. LIBOR US + 0.510%)(a)	21,210	21,296,325
3.16%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(c)	21,400	21,674,990
Credit Agricole SA/London
3.14%, 04/15/19, (3 mo. LIBOR US + 0.800%)(a)(b)	39,310	39,490,826
3.30%, 06/10/20, (3 mo. LIBOR US + 0.970%)(a)(b)	3,575	3,618,687
3.36%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)	11,550	11,572,869
3.52%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(b)	525	535,358
3.76%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(b)	11,500	11,722,640
Credit Suisse Group AG,
3.57%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)	20,000	20,128,200
Credit Suisse Group Funding Guernsey Ltd.,
4.62%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(c)	12,225	12,753,976
Danske Bank A/S
2.83%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(b)	4,300	4,314,018
2.89%, 09/06/19, (3 mo. LIBOR US + 0.580%)(a)(b)	12,680	12,729,072
3.39%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	4,000	4,003,600
DBS Group Holdings Ltd.
2.81%, 06/08/20, (3 mo. LIBOR US + 0.490%)(a)(b)	20,700	20,743,263
2.84%, 07/16/19, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	5,365	5,372,511
2.96%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	1,800	1,806,804
Deutsche Bank AG
3.64%, 08/20/20, (3 mo. LIBOR US + 1.310%)(a)	9,685	9,653,814
3.78%, 01/18/19, (3 mo. LIBOR US + 1.450%)(a)	31,915	31,977,234
4.26%, 05/10/19, (3 mo. LIBOR US + 1.910%)(a)	23,322	23,440,009
Deutsche Bank AG/New York NY
3.16%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)	16,000	15,750,400
3.31%, 07/13/20, (3 mo. LIBOR US + 0.970%)(a)	18,490	18,377,396
3.52%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	18,193	17,734,354
3.55%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	21,635	21,031,600
DNB Bank ASA,
2.71%, 10/02/20, (3 mo. LIBOR US + 0.370%)(a)(b)	13,025	13,049,487

Security	Par (000)	Value
Fifth Third Bank/Cincinnati OH
2.59%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	$6,735	$6,730,218
2.77%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)	10,250	10,260,353
Goldman Sachs Group Inc. (The)
3.07%, 12/27/20 (Call 12/27/19), (3 mo. LIBOR US + 0.730%)(a)(c)	24,338	24,433,892
3.08%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	59,864	59,822,095
3.12%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)	34,431	34,499,862
3.13%, 12/13/19, (3 mo. LIBOR US + 0.800%)(a)(c)	16,175	16,278,196
3.34%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(c)	5,000	5,040,450
3.37%, 10/23/19, (3 mo. LIBOR US + 1.020%)(a)	13,194	13,310,899
3.37%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	1,775	1,791,241
3.38%, 04/25/19, (3 mo. LIBOR US + 1.040%)(a)	17,035	17,141,469
3.44%, 11/15/18, (3 mo. LIBOR US + 1.100%)(a)(c)	59,535	59,704,079
3.44%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)(c)	55,820	56,497,097
3.51%, 04/23/20 (Call 03/23/20), (3 mo. LIBOR US + 1.160%)(a)	29,683	30,057,896
3.51%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)(c)	30,430	30,857,541
3.54%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(a)	22,784	23,164,493
3.70%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	18,110	18,512,947
3.92%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	7,500	7,781,700
4.10%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)(c)	14,445	14,920,674
HSBC Holdings PLC
2.93%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	39,950	40,061,860
3.33%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(c)	4,115	4,118,992
3.84%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)	37,835	38,937,512
3.99%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)	35,070	36,192,240
4.56%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)	23,257	24,307,519
HSBC USA Inc.
2.97%, 11/13/19, (3 mo. LIBOR US + 0.610%)(a)(c)	4,400	4,422,088
3.22%, 09/24/18, (3 mo. LIBOR US + 0.880%)(a)	2,450	2,453,112
Huntington National Bank (The),
2.84%, 03/10/20, (3 mo. LIBOR US + 0.510%)(a)	950	951,967
Industrial & Commercial Bank of China Ltd./New York NY,
3.11%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	1,725	1,726,139
ING Bank NV
3.03%, 10/01/19, (3 mo. LIBOR US + 0.690%)(a)(b)	19,670	19,769,530
3.10%, 08/17/18, (3 mo. LIBOR US + 0.780%)(a)(b)	10,150	10,153,654
3.46%, 03/22/19, (3 mo. LIBOR US + 1.130%)(a)(b)	9,850	9,913,139
ING Groep NV,
3.48%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)	18,986	19,304,015
JPMorgan Chase & Co.
2.40%, 06/07/21 (Call 05/07/21)(c)	15,030	14,650,643
2.88%, 03/09/21 (Call 03/09/20), (3 mo. LIBOR US + 0.550%)(a)(c)	36,379	36,494,321
2.94%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(a)	26,786	26,820,286
2.97%, 01/28/19, (3 mo. LIBOR US + 0.630%)(a)	24,940	24,996,364

246

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.98%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(a)	$22,303	$22,424,105
3.08%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(c)	10,000	9,964,200
3.17%, 03/22/19 (Call 02/22/19), (3 mo. LIBOR US + 0.840%)(a)	20,950	21,035,895
3.24%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)(c)	26,668	26,878,944
3.30%, 01/23/20, (3 mo. LIBOR US + 0.955%)(a)(c)	31,345	31,677,884
3.34%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(c)	11,618	11,761,134
3.42%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	21,499	21,887,272
3.54%, 10/29/20 (Call 09/29/20), (3 mo. LIBOR US + 1.205%)(a)(c)	20,570	20,984,691
3.78%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(c)	15,798	16,225,968
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(a)(d)	10,000	9,908,000
2.61%, 02/13/20 (Call 02/13/19), (3 mo. LIBOR US + 0.250%)(a)(c)	8,100	8,105,508
2.65%, 02/01/21 (Call 02/01/20), (3 mo. LIBOR US + 0.290%)(a)	31,392	31,408,638
2.67%, 04/26/21 (Call 04/26/20), (3 mo. LIBOR US + 0.340%)(a)(c)	20,170	20,177,261
2.78%, 09/21/18 (Call 08/21/18), (3 mo. LIBOR US + 0.450%)(a)	10,370	10,373,837
2.93%, 09/23/19 (Call 08/23/19), (3 mo. LIBOR US + 0.590%)(a)	13,600	13,674,664
Korea Development Bank (The)
2.77%, 02/27/20, (3 mo. LIBOR US + 0.450%)(a)(c)	5,600	5,592,832
3.02%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	13,200	13,192,608
Landwirtschaftliche Rentenbank
2.57%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(b)	20,800	20,941,024
2.68%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)	15,360	15,497,165
Lloyds Bank PLC,
2.85%, 05/07/21, (3 mo. LIBOR US + 0.490%)(a)(c)	21,400	21,476,612
M&T Bank Corp.,
3.01%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)	1,500	1,506,360
Macquarie Bank Ltd.
2.69%, 04/04/19, (3 mo. LIBOR US + 0.350%)(a)(b)	590	590,484
3.46%, 07/29/20, (3 mo. LIBOR US + 1.120%)(a)(b)(c)	7,790	7,890,647
3.52%, 01/15/19, (3 mo. LIBOR US + 1.180%)(a)(b)	7,895	7,930,054
Macquarie Group Ltd.,
3.69%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)	7,000	7,088,340
Manufacturers & Traders Trust Co.,
2.61%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)	12,750	12,746,685
Mitsubishi UFJ Financial Group Inc.
2.98%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	10,175	10,208,476
3.06%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)	24,950	25,007,135
3.13%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	26,196	26,309,167
3.19%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)	20,000	20,095,000
3.25%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)	21,439	21,654,248
3.39%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)	29,821	30,273,683
4.18%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	8,175	8,454,503
Mizuho Bank Ltd.,
3.54%, 10/20/18, (3 mo. LIBOR US + 1.190%)(a)(b)	10,860	10,884,544
Mizuho Financial Group Inc.
3.11%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	41,210	41,266,458
3.21%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	21,985	22,122,846

Security	Par (000)	Value
3.26%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	$37,763	$38,093,049
3.47%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)(c)	16,246	16,503,012
3.82%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(b)	8,510	8,706,581
Morgan Stanley
2.90%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)	43,166	43,249,310
3.09%, 07/23/19, (3 mo. LIBOR US + 0.740%)(a)(c)	26,722	26,852,136
3.19%, 01/24/19, (3 mo. LIBOR US + 0.850%)(a)	36,782	36,897,128
3.28%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)	59,350	59,857,442
3.31%, 06/16/20, (3 mo. LIBOR US + 0.980%)(a)	17,170	17,369,515
3.48%, 01/27/20, (3 mo. LIBOR US + 1.140%)(a)	19,971	20,222,235
3.53%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)(c)	66,235	67,274,227
3.73%, 02/01/19, (3 mo. LIBOR US + 1.375%)(a)(c)	27,025	27,187,690
3.74%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)(c)	1,500	1,538,850
3.75%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)(c)	27,833	28,519,362
Series 3NC2,
3.16%, 02/14/20 (Call 02/14/19), (3 mo. LIBOR US + 0.800%)(a)(c)	78,705	78,955,282
MUFG Bank Ltd.,
3.36%, 09/14/18, (3 mo. LIBOR US + 1.020%)(a)(b)	6,150	6,157,565
National Australia Bank Ltd.
2.69%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(b)	13,715	13,701,559
2.84%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(b)	26,830	26,955,296
2.90%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(b)(c)	15,350	15,405,260
2.94%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)	21,100	21,077,634
3.05%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)	16,575	16,665,997
3.12%, 01/14/19, (3 mo. LIBOR US + 0.780%)(a)(b)	9,630	9,657,831
3.22%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)	15,975	16,154,559
3.34%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(b)	9,365	9,508,191
National Bank of Canada
2.69%, 11/02/20, (3 mo. LIBOR US + 0.330%)(a)	5,000	5,000,450
2.89%, 06/12/20 (Call 05/12/20), (3 mo. LIBOR US + 0.560%)(a)	26,025	26,157,988
2.94%, 01/17/20, (3 mo. LIBOR US + 0.600%)(a)	5,305	5,334,867
3.18%, 12/14/18, (3 mo. LIBOR US + 0.840%)(a)	7,500	7,522,650
Nederlandse Waterschapsbank NV
2.36%, 02/24/20, (3 mo. LIBOR US + 0.030%)(a)(b)	3,750	3,751,500
2.39%, 08/09/19, (3 mo. LIBOR US + 0.020%)(a)(b)	41,000	41,009,020
Nordea Bank AB
2.79%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(b)	19,855	19,914,168
3.17%, 09/17/18, (3 mo. LIBOR US + 0.840%)(a)(b)	9,090	9,100,454
3.31%, 05/27/21, (3 mo. LIBOR US + 0.990%)(a)(b)	4,450	4,519,020
Oesterreichische Kontrollbank AG,
2.52%, 11/04/19, (3 mo. LIBOR US + 0.160%)(a)	9,595	9,613,135
PNC Bank N.A.
2.60%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)(e)	10,100	10,093,132
2.69%, 05/19/20, (3 mo. LIBOR US + 0.360%)(a)(c)(e)	9,395	9,418,394
2.72%, 12/07/18, (3 mo. LIBOR US + 0.400%)(a)(c)(e)	8,713	8,724,066
2.84%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(c)(e)	17,600	17,631,856
Regions Bank/Birmingham AL,
2.72%, 04/01/21 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)	12,885	12,843,897
Royal Bank of Canada
2.56%, 08/29/19, (3 mo. LIBOR US + 0.240%)(a)(c)	9,015	9,027,170
2.57%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)	19,219	19,202,087
2.70%, 03/02/20, (3 mo. LIBOR US + 0.380%)(a)	14,033	14,069,907
2.73%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)	31,500	31,527,720
2.78%, 01/10/19, (3 mo. LIBOR US + 0.450%)(a)(c)	7,560	7,573,986
2.82%, 07/29/19, (3 mo. LIBOR US + 0.480%)(a)(c)	6,883	6,907,091

247

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.83%, 03/06/20, (3 mo. LIBOR US + 0.520%)(a)	$18,073	$18,160,835
2.87%, 03/15/19, (3 mo. LIBOR US + 0.530%)(a)(c)	16,627	16,680,040
3.05%, 04/15/19, (3 mo. LIBOR US + 0.710%)(a)	5,250	5,275,148
3.09%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(c)	37,277	37,681,083
Royal Bank of Scotland Group PLC
3.81%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	26,700	26,951,247
3.89%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	8,000	8,065,120
Santander UK PLC
2.65%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	8,555	8,535,580
2.92%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(c)	14,650	14,727,791
3.82%, 03/14/19, (3 mo. LIBOR US + 1.480%)(a)(c)	10,635	10,720,931
Skandinaviska Enskilda Banken AB
2.75%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	16,175	16,183,573
2.90%, 09/13/19, (3 mo. LIBOR US + 0.570%)(a)(b)	14,380	14,446,436
Societe Generale SA,
3.67%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(b)	300	306,570
Standard Chartered PLC,
3.46%, 08/19/19, (3 mo. LIBOR US + 1.130%)(a)(b)	17,850	17,999,583
State Street Corp.,
3.23%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)	11,033	11,192,979
Sumitomo Mitsui Banking Corp.
2.64%, 10/18/19, (3 mo. LIBOR US + 0.310%)(a)	7,870	7,872,833
2.69%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)(c)	33,310	33,330,652
2.87%, 01/11/19, (3 mo. LIBOR US + 0.540%)(a)	13,723	13,744,133
3.01%, 10/19/18, (3 mo. LIBOR US + 0.670%)(a)	11,380	11,395,135
3.27%, 01/18/19, (3 mo. LIBOR US + 0.940%)(a)	11,590	11,629,290
Sumitomo Mitsui Financial Group Inc.
3.07%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	19,944	19,979,101
3.08%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)	10,175	10,179,375
3.12%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)	18,330	18,394,522
3.20%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(c)	5,000	5,030,000
3.45%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)	15,739	15,974,455
3.48%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)	15,900	16,171,890
4.01%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(c)	16,265	16,730,667
Sumitomo Mitsui Trust Bank Ltd.
2.77%, 09/19/19, (3 mo. LIBOR US + 0.440%)(a)(b)	1,925	1,929,428
2.82%, 03/06/19, (3 mo. LIBOR US + 0.510%)(a)(b)(c)	20,141	20,176,045
3.24%, 10/18/19, (3 mo. LIBOR US + 0.910%)(a)(b)	500	503,495
SunTrust Bank/Atlanta GA
2.87%, 01/31/20 (Call 12/31/19), (3 mo. LIBOR US + 0.530%)(a)(c)	19,948	20,047,341
2.94%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)	1,060	1,060,477
Svenska Handelsbanken AB
2.21%, 02/12/19	1,500	1,502,448
2.68%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	17,014	17,048,198
2.80%, 09/06/19, (3 mo. LIBOR US + 0.490%)(a)	26,710	26,805,889
2.80%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)	31,750	31,807,785
2.82%, 06/17/19, (3 mo. LIBOR US + 0.490%)(a)	7,550	7,574,840
Swedbank AB,
3.04%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(b)	8,900	8,982,147
Synchrony Bank,
2.96%, 03/30/20, (3 mo. LIBOR US + 0.625%)(a)	21,128	21,166,242
Toronto-Dominion Bank (The)
2.49%, 10/24/19, (3 mo. LIBOR US + 0.150%)(a)(c)	17,591	17,586,250
2.58%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)	12,413	12,386,560
2.75%, 01/18/19, (3 mo. LIBOR US + 0.420%)(a)(c)	10,965	10,984,298
2.76%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	3,000	3,006,060

Security	Par (000)	Value
2.78%, 07/02/19, (3 mo. LIBOR US + 0.440%)(a)(c)	$17,010	$17,055,587
2.92%, 11/05/19, (3 mo. LIBOR US + 0.560%)(a)(c)	14,661	14,724,189
2.98%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)	10,000	10,040,600
3.19%, 01/22/19, (3 mo. LIBOR US + 0.840%)(a)(c)	8,635	8,666,172
3.27%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)(c)	2,440	2,476,502
3.34%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)	21,913	22,292,971
U.S. Bancorp.,
2.83%, 11/15/18 (Call 10/15/18), (3 mo. LIBOR US + 0.490%)(a)	12,978	12,993,963
U.S. Bank N.A./Cincinnati OH
2.46%, 01/17/20 (Call 12/17/19), (3 mo. LIBOR US + 0.125%)(a)	500	499,750
2.48%, 03/14/19 (Call 02/14/19), (3 mo. LIBOR US + 0.120%)(a)	585	585,275
2.48%, 05/24/19 (Call 04/24/19), (3 mo. LIBOR US + 0.150%)(a)	3,953	3,954,739
2.49%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(a)	6,175	6,163,329
2.59%, 07/24/20 (Call 06/24/20), (3 mo. LIBOR US + 0.250%)(a)	250	250,190
2.62%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.290%)(a)	15,425	15,437,186
2.65%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)	26,275	26,285,510
2.66%, 01/24/20 (Call 12/24/19), (3 mo. LIBOR US + 0.320%)(a)	23,900	23,955,448
2.82%, 10/28/19 (Call 09/28/19), (3 mo. LIBOR US + 0.480%)(a)	17,240	17,310,167
UBS AG/London
2.78%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)	19,375	19,408,712
2.90%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(b)	14,240	14,307,213
UBS AG/Stamford CT,
3.00%, 08/14/19, (3 mo. LIBOR US + 0.640%)(a)(c)	12,980	13,036,723
UBS Group Funding Switzerland AG
3.29%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)	17,500	17,545,500
3.55%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	7,415	7,517,920
3.78%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(b)	250	255,305
3.89%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	24,750	25,418,992
4.12%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(b)	30,880	31,833,574
Wells Fargo & Co.
2.74%, 09/14/18, (3 mo. LIBOR US + 0.400%)(a)	11,150	11,156,021
2.81%, 04/22/19, (3 mo. LIBOR US + 0.460%)(a)(c)	29,193	29,254,013
3.23%, 07/22/20, (3 mo. LIBOR US + 0.880%)(a)	19,440	19,657,534
3.29%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)	46,086	46,551,469
3.33%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(c)	11,665	11,843,824
3.36%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)(c)	24,370	24,783,559
3.45%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)	11,500	11,682,390
3.66%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)(c)	48,133	49,286,267
Series N,
3.02%, 01/30/20, (3 mo. LIBOR US + 0.680%)(a)(c)	15,535	15,643,900
Wells Fargo Bank N.A.
2.57%, 01/15/20, (3 mo. LIBOR US + 0.230%)(a)	13,870	13,873,190
2.65%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)(c)	16,545	16,542,849
2.82%, 11/28/18, (3 mo. LIBOR US + 0.500%)(a)	8,200	8,211,316

248

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.85%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	$20,000	$20,051,800
2.93%, 05/24/19, (3 mo. LIBOR US + 0.600%)(a)	27,240	27,341,605
2.96%, 12/06/19, (3 mo. LIBOR US + 0.650%)(a)	17,925	18,056,211
Westpac Banking Corp.
2.62%, 05/15/20, (3 mo. LIBOR US + 0.280%)(a)	1,810	1,810,670
2.68%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	12,943	12,942,223
2.74%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	20,970	21,030,603
2.89%, 08/19/19, (3 mo. LIBOR US + 0.560%)(a)	12,840	12,895,854
2.90%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(c)	12,382	12,353,893
3.05%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)	7,530	7,571,792
3.06%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(c)	13,925	13,976,940
3.07%, 11/23/18, (3 mo. LIBOR US + 0.740%)(a)(c)	19,225	19,265,180
3.07%, 05/13/19, (3 mo. LIBOR US + 0.710%)(a)(c)	3,550	3,565,940
3.18%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)	6,993	7,073,420
3.18%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	16,451	16,624,723

		5,587,413,296
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance Inc.
2.76%, 02/01/19, (3 mo. LIBOR US + 0.400%)(a)	1,675	1,677,513
3.62%, 02/01/21, (3 mo. LIBOR US + 1.260%)(a)	6,505	6,676,732
Anheuser-Busch InBev Worldwide Inc.
3.05%, 08/01/18, (3 mo. LIBOR US + 0.690%)(a)	12,580	12,580,000
Series 5,
3.08%, 01/12/24, (3 mo. LIBOR US + 0.740%)(a)	5,000	5,047,150
Diageo Capital PLC,
2.57%, 05/18/20, (3 mo. LIBOR US + 0.240%)(a)	21,325	21,348,457
PepsiCo Inc.
2.40%, 05/02/19, (3 mo. LIBOR US + 0.040%)(a)	17,168	17,168,687
2.73%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(c)	3,857	3,882,572
2.92%, 02/22/19, (3 mo. LIBOR US + 0.590%)(a)(c)	2,380	2,387,949

		70,769,060
BIOTECHNOLOGY — 0.6%
Amgen Inc.
2.67%, 05/10/19, (3 mo. LIBOR US + 0.320%)(a)	21,768	21,805,441
2.81%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	15,375	15,440,190
2.93%, 05/22/19, (3 mo. LIBOR US + 0.600%)(a)	1,505	1,511,230
Gilead Sciences Inc.,
2.57%, 09/20/19, (3 mo. LIBOR US + 0.250%)(a)(c)	20,055	20,088,091

		58,844,952
BUILDING MATERIALS — 0.2%
Martin Marietta Materials Inc.
2.82%, 12/20/19, (3 mo. LIBOR US + 0.500%)(a)	8,050	8,069,722
2.98%, 05/22/20, (3 mo. LIBOR US + 0.650%)(a)(c)	2,657	2,665,396
Vulcan Materials Co.,
2.95%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	11,799	11,825,784

		22,560,902
CHEMICALS — 0.1%
EI du Pont de Nemours & Co.,
2.89%, 05/01/20, (3 mo. LIBOR US + 0.530%)(a)	10,535	10,594,207

COMMERCIAL SERVICES — 0.2%
Equifax Inc.,
3.20%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)	650	653,530
Moody’s Corp.,
2.67%, 09/04/18, (3 mo. LIBOR US + 0.350%)(a)	20,565	20,572,403

		21,225,933

Security	Par (000)	Value
COMPUTERS — 2.7%
Apple Inc.
2.43%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)	$11,550	$11,555,082
2.44%, 02/08/19, (3 mo. LIBOR US + 0.080%)(a)	6,705	6,707,883
2.50%, 08/02/19, (3 mo. LIBOR US + 0.140%)(a)	17,245	17,266,729
2.56%, 02/07/20, (3 mo. LIBOR US + 0.200%)(a)	21,680	21,737,886
2.62%, 02/07/20, (3 mo. LIBOR US + 0.250%)(a)	9,850	9,883,589
2.66%, 05/06/19, (3 mo. LIBOR US + 0.300%)(a)	28,706	28,770,014
2.66%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)(c)	7,192	7,224,076
2.71%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(c)	25,090	25,303,014
2.87%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(c)	24,151	24,465,688
3.15%, 02/22/19, (3 mo. LIBOR US + 0.820%)(a)(c)	15,810	15,884,307
3.46%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)(c)	8,590	8,812,395
DXC Technology Co.,
3.25%, 03/01/21 (Call 08/20/18), (3 mo. LIBOR US + 0.950%)(a)(c)	8,565	8,565,086
IBM Credit LLC
2.46%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	7,105	7,115,444
2.52%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	25,100	25,144,678
2.61%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)(c)	23,383	23,484,482
International Business Machines Corp.
2.57%, 01/27/20, (3 mo. LIBOR US + 0.230%)(a)	25,715	25,776,459
2.73%, 02/12/19, (3 mo. LIBOR US + 0.370%)(a)(c)	19,598	19,634,648
2.94%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(c)	4,100	4,145,797

		291,477,257
COSMETICS & PERSONAL CARE — 0.0%
Procter & Gamble Co. (The),
2.63%, 11/01/19, (3 mo. LIBOR US + 0.270%)(a)(c)	3,871	3,881,529

DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co.
2.67%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)(c)	9,769	9,774,471
2.85%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	14,950	15,028,637
2.97%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(c)	9,850	9,860,145
2.97%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	7,850	7,856,201
American Express Credit Corp.
2.68%, 05/03/19 (Call 04/03/19), (3 mo. LIBOR US + 0.330%)(a)	17,260	17,283,301
2.75%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	16,970	17,029,225
2.83%, 08/15/19, (3 mo. LIBOR US + 0.490%)(a)(c)	27,140	27,204,322
2.88%, 03/18/19, (3 mo. LIBOR US + 0.550%)(a)	29,070	29,151,396
2.91%, 10/30/19 (Call 09/30/19), (3 mo. LIBOR US + 0.570%)(a)(c)	4,000	4,017,600
3.02%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	5,011	5,045,676
3.05%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	7,132	7,191,481
Series F,
3.39%, 09/14/20 (Call 08/14/20), (3 mo. LIBOR US + 1.050%)(a)(c)	9,215	9,362,809
Capital One Bank USA N.A.,
3.03%, 12/09/19 (Call 12/09/18), (3 mo. LIBOR US + 0.700%)(a)	250	250,415
Charles Schwab Corp. (The),
2.65%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)(c)	17,725	17,787,392
Federation des Caisses Desjardins du Quebec,
2.67%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(b)(c)	12,625	12,629,419
ICBCIL Finance Co. Ltd.,
4.03%, 11/13/18, (3 mo. LIBOR US + 1.670%)(a)(f)	2,500	2,507,375

249

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nasdaq Inc.,
2.72%, 03/22/19, (3 mo. LIBOR US + 0.390%)(a)(c)	$4,350	$4,355,916
National Rural Utilities Cooperative Finance Corp.,
2.54%, 04/05/19, (3 mo. LIBOR US + 0.200%)(a)(c)	4,300	4,304,515
USAA Capital Corp.,
2.59%, 02/01/19, (3 mo. LIBOR US + 0.230%)(a)(b)	4,370	4,372,841

		205,013,137
ELECTRIC — 1.7%
Consolidated Edison Co. of New York Inc., Series C,
2.74%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	20,475	20,521,888
Dominion Energy Inc.
2.85%, 06/01/19, (3 mo. LIBOR US + 0.550%)(a)(b)	12,725	12,760,248
2.93%, 05/15/20 (Call 11/26/18), (3 mo. LIBOR US + 0.600%)(a)(b)	4,600	4,603,036
Duke Energy Progress LLC,
2.50%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)	5,755	5,764,668
Florida Power & Light Co.,
2.64%, 11/06/20 (Call 08/13/18), (3 mo. LIBOR US + 0.280%)(a)	5,220	5,220,470
Sempra Energy
2.59%, 07/15/19, (3 mo. LIBOR US + 0.250%)(a)	19,662	19,668,489
2.79%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	22,826	22,841,978
2.84%, 01/15/21 (Call 01/14/19), (3 mo. LIBOR US + 0.500%)(a)(c)	27,833	27,878,925
Southern Co. (The),
3.04%, 09/30/20 (Call 09/30/19), (3 mo. LIBOR US + 0.700%)(a)(b)	7,265	7,293,987
Southern Power Co.,
2.87%, 12/20/20 (Call 12/20/18), (3 mo. LIBOR US + 0.550%)(a)(b)	54,445	54,498,356

		181,052,045
ELECTRONICS — 0.0%
Honeywell International Inc.,
2.38%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)(c)	5,330	5,329,360

FOOD — 1.6%
Campbell Soup Co.
2.83%, 03/16/20, (3 mo. LIBOR US + 0.500%)(a)	15,069	15,062,973
2.97%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)(c)	21,275	21,287,765
Conagra Brands Inc.,
2.84%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)(c)	11,525	11,496,072
General Mills Inc.
2.88%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	21,030	21,089,094
3.35%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	5,000	5,061,150
Kraft Heinz Foods Co.
2.79%, 08/09/19, (3 mo. LIBOR US + 0.420%)(a)(c)	10,440	10,446,995
2.92%, 02/10/21, (3 mo. LIBOR US + 0.570%)(a)	13,502	13,524,413
3.17%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)(c)	14,665	14,732,752
Mondelez International Holdings Netherlands BV,
2.95%, 10/28/19, (3 mo. LIBOR US + 0.610%)(a)(b)	19,540	19,615,815
Mondelez International Inc.,
2.88%, 02/01/19, (3 mo. LIBOR US + 0.520%)(a)(c)	14,294	14,315,155
Tyson Foods Inc.
2.77%, 05/30/19, (3 mo. LIBOR US + 0.450%)(a)	12,810	12,834,852
2.78%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	9,610	9,629,412
2.87%, 06/02/20, (3 mo. LIBOR US + 0.550%)(a)(c)	5,970	5,977,403

		175,073,851
GAS — 0.0%
WGL Holdings Inc.,
2.72%, 11/29/19, (3 mo. LIBOR US + 0.400%)(a)	2,675	2,674,599

Security	Par (000)	Value
HEALTH CARE — PRODUCTS — 0.8%
Becton Dickinson and Co.
3.21%, 12/29/20 (Call 03/01/19), (3 mo. LIBOR US + 0.875%)(a)	$34,412	$34,478,415
3.34%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)	13,190	13,265,842
Medtronic Inc.,
3.14%, 03/15/20, (3 mo. LIBOR US + 0.800%)(a)	20,931	21,144,287
Zimmer Biomet Holdings Inc.,
3.08%, 03/19/21 (Call 03/20/19), (3 mo. LIBOR US + 0.750%)(a)(c)	14,100	14,143,710

		83,032,254
HEALTH CARE — SERVICES — 0.5%
Roche Holdings Inc.,
2.67%, 09/30/19, (3 mo. LIBOR US + 0.340%)(a)(b)	20,880	20,951,409
UnitedHealth Group Inc.
2.41%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)(c)	15,975	15,936,820
2.56%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	12,750	12,774,225

		49,662,454
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co. Inc.,
2.49%, 01/25/19, (3 mo. LIBOR US + 0.150%)(a)	10,300	10,299,279
Reckitt Benckiser Treasury Services PLC,
2.90%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	7,075	7,063,609

		17,362,888
INSURANCE — 2.1%
Assurant Inc.,
3.59%, 03/26/21 (Call 03/26/19), (3 mo. LIBOR US + 1.250%)(a)(c)	5,573	5,588,103
Athene Global Funding
3.49%, 04/20/20, (3 mo. LIBOR US + 1.140%)(a)(b)	5,480	5,546,089
3.57%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	10,575	10,770,849
Berkshire Hathaway Finance Corp.
2.58%, 01/11/19, (3 mo. LIBOR US + 0.250%)(a)(c)	8,073	8,083,253
2.65%, 01/10/20, (3 mo. LIBOR US + 0.320%)(a)	10,154	10,188,016
3.03%, 03/15/19, (3 mo. LIBOR US + 0.690%)(a)(c)	15,037	15,098,050
Jackson National Life Global Funding
2.59%, 12/27/18, (3 mo. LIBOR US + 0.250%)(a)(b)	16,380	16,398,509
2.64%, 04/27/20, (3 mo. LIBOR US + 0.300%)(a)(b)	150	150,039
2.81%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(b)	2,750	2,755,280
3.07%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(b)	23,950	24,249,375
Metropolitan Life Global Funding I
2.55%, 09/19/19, (3 mo. LIBOR US + 0.220%)(a)(b)	10,560	10,576,474
2.57%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(b)	4,535	4,536,270
2.68%, 09/14/18, (3 mo. LIBOR US + 0.340%)(a)(b)	7,500	7,504,575
2.73%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	13,315	13,353,347
2.76%, 12/19/18, (3 mo. LIBOR US + 0.430%)(a)(b)	14,843	14,864,522
New York Life Global Funding
2.45%, 01/21/20, (3 mo. LIBOR US + 0.100%)(a)(b)	11,100	11,097,003
2.46%, 04/12/19, (3 mo. LIBOR US + 0.120%)(a)(b)	3,450	3,451,760
2.61%, 04/09/20, (3 mo. LIBOR US + 0.270%)(a)(b)(c)	10,725	10,754,386
2.73%, 10/24/19, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	2,720	2,728,378
2.85%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(b)(c)	13,910	13,958,546
Principal Life Global Funding II
2.60%, 06/26/20, (3 mo. LIBOR US + 0.300%)(a)(b)	5,380	5,373,167
2.63%, 02/22/19, (3 mo. LIBOR US + 0.300%)(a)(b)	8,400	8,411,172
Prudential Financial Inc.,
3.12%, 08/15/18, (3 mo. LIBOR US + 0.780%)(a)	13,900	13,904,726

		219,341,889
INTERNET — 0.2%
eBay Inc.
2.84%, 08/01/19, (3 mo. LIBOR US + 0.480%)(a)	11,765	11,786,765
3.21%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(c)	3,904	3,954,089

250

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tencent Holdings Ltd.,
2.95%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(c)(f)	$4,025	$4,007,652

		19,748,506
MACHINERY — 1.3%
Caterpillar Financial Services Corp.
2.45%, 11/29/19, (3 mo. LIBOR US + 0.130%)(a)	20,073	20,083,036
2.49%, 12/06/18, (3 mo. LIBOR US + 0.180%)(a)(c)	7,495	7,499,572
2.51%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	8,325	8,328,580
2.57%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)(c)	10,250	10,261,070
2.61%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)	13,200	13,231,680
2.84%, 01/10/20, (3 mo. LIBOR US + 0.510%)(a)(c)	17,025	17,116,765
John Deere Capital Corp.
2.50%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)	5,000	4,993,750
2.56%, 01/07/20, (3 mo. LIBOR US + 0.180%)(a)	2,700	2,702,538
2.57%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	11,240	11,236,965
2.62%, 06/22/20, (3 mo. LIBOR US + 0.290%)(a)(c)	11,075	11,099,587
2.63%, 03/13/20, (3 mo. LIBOR US + 0.300%)(a)	5,632	5,646,418
2.80%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	18,420	18,449,472
2.87%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(c)	10,600	10,604,876

		141,254,309
MANUFACTURING — 0.8%
General Electric Co.
2.63%, 08/07/18, (3 mo. LIBOR US + 0.270%)(a)	4,828	4,828,290
2.85%, 01/14/19, (3 mo. LIBOR US + 0.510%)(a)	1,540	1,542,048
2.96%, 01/09/20 (Call 12/09/19), (3 mo. LIBOR US + 0.620%)(a)(c)	4,276	4,293,489
3.34%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	5,607	5,671,480
3.34%, 04/15/23, (3 mo. LIBOR US + 1.000%)(a)	3,700	3,743,438
Siemens Financieringsmaatschappij NV
2.65%, 09/13/19, (3 mo. LIBOR US + 0.320%)(a)(b)	27,115	27,192,278
2.67%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(b)	17,965	18,027,698
2.94%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)	13,900	14,041,780
Textron Inc.,
2.90%, 11/10/20 (Call 11/12/18), (3 mo. LIBOR US + 0.550%)(a)	2,363	2,361,913

		81,702,414
MEDIA — 0.9%
Discovery Communications LLC,
3.03%, 09/20/19, (3 mo. LIBOR US + 0.710%)(a)(c)	24,568	24,689,857
NBCUniversal Enterprise Inc.,
2.74%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(b)	22,950	23,006,457
Walt Disney Co. (The)
2.45%, 03/04/20, (3 mo. LIBOR US + 0.130%)(a)	10,853	10,865,698
2.51%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)(c)	7,794	7,808,029
2.66%, 01/08/19, (3 mo. LIBOR US + 0.320%)(a)	6,480	6,489,526
2.71%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)	18,119	18,265,402

		91,124,969
OIL & GAS — 2.8%
BP Capital Markets PLC
2.71%, 08/14/18, (3 mo. LIBOR US + 0.350%)(a)(c)	6,730	6,731,413
2.97%, 09/26/18, (3 mo. LIBOR US + 0.630%)(a)	9,210	9,219,947
2.98%, 09/19/22, (3 mo. LIBOR US + 0.650%)(a)(c)	15,400	15,584,338
Chevron Corp.
2.41%, 02/28/19, (3 mo. LIBOR US + 0.090%)(a)(c)	5,200	5,203,016
2.53%, 03/03/20, (3 mo. LIBOR US + 0.210%)(a)	12,504	12,536,260
2.75%, 11/15/19, (3 mo. LIBOR US + 0.410%)(a)(c)	13,442	13,506,387
2.80%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(c)	6,653	6,721,193
2.84%, 11/16/18, (3 mo. LIBOR US + 0.510%)(a)	2,800	2,804,200
2.85%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	12,510	12,646,985

Security	Par (000)	Value
ConocoPhillips Co.,
3.24%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)	$14,544	$14,814,519
EQT Corp.,
3.11%, 10/01/20 (Call 10/05/18), (3 mo. LIBOR US + 0.770%)(a)	30,425	30,446,906
Equinor ASA,
2.82%, 11/08/18, (3 mo. LIBOR US + 0.460%)(a)	25,008	25,035,759
Exxon Mobil Corp.
2.49%, 03/15/19, (3 mo. LIBOR US + 0.150%)(a)	11,894	11,908,035
2.68%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)	4,680	4,719,499
Petroleos Mexicanos,
5.98%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	19,884	21,214,836
Phillips 66
2.92%, 02/26/21 (Call 03/01/19), (3 mo. LIBOR US + 0.600%)(a)	24,456	24,509,314
2.99%, 04/15/19 (Call 08/31/18), (3 mo. LIBOR US + 0.650%)(a)(b)	4,530	4,536,478
3.09%, 04/15/20 (Call 08/31/18), (3 mo. LIBOR US + 0.750%)(a)(b)	4,925	4,928,398
Shell International Finance BV
2.68%, 09/12/19, (3 mo. LIBOR US + 0.350%)(a)	14,576	14,632,409
2.81%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)(c)	21,697	21,847,794
2.93%, 11/10/18, (3 mo. LIBOR US + 0.580%)(a)	14,331	14,353,786
Sinopec Group Overseas Development 2014 Ltd.
3.25%, 04/10/19, (3 mo. LIBOR US + 0.920%)(a)(b)	10,930	10,956,341
3.25%, 04/10/19, (3 mo. LIBOR US + 0.920%)(a)(f)	1,000	1,002,410
Total Capital International SA,
2.92%, 08/10/18, (3 mo. LIBOR US + 0.570%)(a)	8,444	8,446,027

		298,306,250
PHARMACEUTICALS — 2.1%
Allergan Funding SCS,
3.58%, 03/12/20, (3 mo. LIBOR US + 1.255%)(a)(c)	24,970	25,243,921
AstraZeneca PLC
2.86%, 11/16/18, (3 mo. LIBOR US + 0.530%)(a)	12,910	12,928,074
2.95%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	8,000	8,039,040
Bayer U.S. Finance II LLC
2.97%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)	20,000	20,139,800
3.35%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)	20,000	20,223,400
Cardinal Health Inc.,
3.11%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)	7,034	7,032,875
CVS Health Corp.
2.96%, 03/09/20, (3 mo. LIBOR US + 0.630%)(a)	33,395	33,574,999
3.05%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)(c)	32,575	32,812,797
Express Scripts Holding Co.,
3.07%, 11/30/20 (Call 12/03/18), (3 mo. LIBOR US + 0.750%)(a)(c)	11,645	11,675,510
GlaxoSmithKline Capital PLC,
2.69%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)(c)	26,650	26,778,720
Johnson & Johnson,
2.57%, 03/01/19, (3 mo. LIBOR US + 0.270%)(a)	3,800	3,806,612
Merck & Co. Inc.,
2.73%, 02/10/20, (3 mo. LIBOR US + 0.375%)(a)	24,573	24,699,059

		226,954,807
PIPELINES — 0.5%
Enbridge Inc.
2.73%, 01/10/20, (3 mo. LIBOR US + 0.400%)(a)	9,585	9,588,547
3.04%, 06/15/20, (3 mo. LIBOR US + 0.700%)(a)	22,318	22,415,530
Spectra Energy Partners LP,
3.02%, 06/05/20, (3 mo. LIBOR US + 0.700%)(a)	21,895	22,025,056

251

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TransCanada PipeLines Ltd.,
2.62%, 11/15/19, (3 mo. LIBOR US + 0.275%)(a)(c)	$2,811	$2,812,883

		56,842,016
REAL ESTATE INVESTMENT TRUSTS — 0.1%
AvalonBay Communities Inc.,
2.77%, 01/15/21 (Call 11/15/18), (3 mo. LIBOR US + 0.430%)(a)	7,800	7,801,560

RETAIL — 1.0%
Alimentation Couche-Tard Inc.,
2.83%, 12/13/19 (Call 12/13/18), (3 mo. LIBOR US + 0.500%)(a)(b)(c)	1,950	1,952,398
Dollar Tree Inc.,
3.04%, 04/17/20 (Call 04/17/19), (3 mo. LIBOR US + 0.700%)(a)	26,500	26,553,530
Home Depot Inc. (The),
2.47%, 06/05/20, (3 mo. LIBOR US + 0.150%)(a)(c)	18,739	18,777,790
Lowe’s Companies Inc.,
2.75%, 09/10/19, (3 mo. LIBOR US + 0.420%)(a)(c)	18,255	18,330,758
Walmart Inc.
2.31%, 10/09/19, (3 mo. LIBOR US - 0.030%)(a)(c)	9,025	9,023,646
2.38%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)(c)	15,000	15,006,000
2.57%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)	20,225	20,324,305

		109,968,427
SEMICONDUCTORS — 0.7%
Intel Corp.
2.44%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)(c)	32,145	32,163,644
2.71%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(c)	22,718	22,876,345
QUALCOMM Inc.,
3.07%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(c)	16,614	16,574,126

		71,614,115
SOFTWARE — 0.2%
Oracle Corp.
2.85%, 10/08/19, (3 mo. LIBOR US + 0.510%)(a)(c)	9,593	9,647,680
2.92%, 01/15/19, (3 mo. LIBOR US + 0.580%)(a)	14,726	14,765,760

		24,413,440
TELECOMMUNICATIONS — 2.6%
AT&T Inc.
2.97%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)	200	201,072
2.99%, 01/15/20, (3 mo. LIBOR US + 0.650%)(a)	24,471	24,604,612
3.00%, 03/11/19, (3 mo. LIBOR US + 0.670%)(a)	22,018	22,086,256
3.23%, 11/27/18, (3 mo. LIBOR US + 0.910%)(a)	9,496	9,520,500
3.26%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)(c)	27,282	27,572,553
3.29%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	36,887	37,289,437
Cisco Systems Inc.
2.66%, 09/20/19, (3 mo. LIBOR US + 0.340%)(a)	13,330	13,374,922
2.80%, 03/01/19, (3 mo. LIBOR US + 0.500%)(a)(c)	12,250	12,286,505
Deutsche Telekom International Finance BV,
2.92%, 01/17/20, (3 mo. LIBOR US + 0.580%)(a)(b)	10,450	10,493,576
Verizon Communications Inc.
2.71%, 08/15/19, (3 mo. LIBOR US + 0.370%)(a)(c)	8,580	8,599,391
2.88%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	51,503	51,839,830
3.33%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)(c)	27,549	28,019,812
4.09%, 09/14/18, (3 mo. LIBOR US + 1.750%)(a)	13,530	13,559,766
Vodafone Group PLC,
3.33%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(c)	20,000	20,100,000

		279,548,232

Security	Par (000)	Value
TRANSPORTATION — 0.3%
United Parcel Service Inc.
2.49%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)(c)	$11,000	$10,998,020
2.71%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	14,392	14,546,570
2.79%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	2,015	2,020,985

		27,565,575
TRUCKING & LEASING — 0.0%
Aviation Capital Group LLC,
3.01%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(b)	500	501,295

TOTAL CORPORATE BONDS & NOTES — 86.9%
(Cost: $9,236,064,261)		9,255,787,651

FOREIGN GOVERNMENT OBLIGATIONS[g]

CANADA — 0.9%
Export Development Canada
2.37%, 08/13/19, (3 mo. LIBOR US + 0.010%)(a)(b)	27,350	27,362,307
2.46%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(b)	21,850	21,930,190
Province of Quebec Canada
2.46%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)	2,300	2,305,704
2.55%, 09/04/18, (3 mo. LIBOR US + 0.230%)(a)	16,040	16,046,897
2.63%, 07/21/19, (3 mo. LIBOR US + 0.280%)(a)(c)	27,175	27,243,481

		94,888,579
FINLAND — 0.3%
Municipality Finance PLC,
2.53%, 02/07/20, (3 mo. LIBOR US + 0.170%)(a)(b)	28,415	28,488,027

JAPAN — 0.2%
Japan Bank for International Cooperation
2.72%, 11/13/18, (3 mo. LIBOR US + 0.360%)(a)	9,940	9,946,560
2.74%, 07/21/20, (3 mo. LIBOR US + 0.390%)(a)	240	241,078
2.78%, 06/01/20, (3 mo. LIBOR US + 0.480%)(a)	4,300	4,326,101
2.90%, 02/24/20, (3 mo. LIBOR US + 0.570%)(a)(c)	7,200	7,247,664

		21,761,403
NORWAY — 1.0%
Kommunalbanken AS
2.37%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	33,350	33,371,010
2.40%, 03/17/20, (3 mo. LIBOR US + 0.070%)(a)(b)	24,890	24,925,842
2.45%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(b)	24,060	24,127,127
2.49%, 05/02/19, (3 mo. LIBOR US + 0.130%)(a)(b)	10,160	10,170,770
2.66%, 06/16/20, (3 mo. LIBOR US + 0.330%)(a)(b)	14,936	15,026,662

		107,621,411
SOUTH KOREA — 0.8%
Export-Import Bank of Korea
2.81%, 10/21/19, (3 mo. LIBOR US + 0.460%)(a)	23,950	23,940,899
2.88%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	475	475,404
3.02%, 05/26/19, (3 mo. LIBOR US + 0.700%)(a)(c)	10,110	10,131,433
3.21%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	19,650	19,749,036
3.27%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	2,685	2,705,889
Korea Development Bank (The)
3.00%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)	20,000	20,047,200
3.06%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	5,200	5,199,896
Korea Expressway Corp.,
3.05%, 04/20/20, (3 mo. LIBOR US + 0.700%)(a)(f)	200	200,218

		82,449,975
SUPRANATIONAL — 8.3%
African Development Bank
2.40%, 08/01/18, (3 mo. LIBOR US + 0.040%)(a)	18,525	18,525,000
2.53%, 06/15/20, (3 mo. LIBOR US + 0.190%)(a)	15,700	15,762,015

252

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asian Development Bank
2.34%, 06/25/19, (3 mo. LIBOR US)(a)	$9,720	$9,721,555
2.34%, 07/10/19, (3 mo. LIBOR US + 0.010%)(a)(c)	16,285	16,290,374
2.35%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(c)	48,684	48,735,118
2.38%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(c)	27,355	27,422,020
2.52%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)(c)	46,175	46,472,367
2.64%, 02/26/20, (3 mo. LIBOR US + 0.320%)(a)(c)	24,140	24,283,392
European Bank for Reconstruction & Development
2.34%, 03/23/20, (3 mo. LIBOR US)(a)	19,425	19,438,015
2.34%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	350	350,336
2.44%, 01/10/20, (3 mo. LIBOR US + 0.110%)(a)	13,318	13,343,837
European Investment Bank
2.41%, 10/09/18, (3 mo. LIBOR US + 0.070%)(a)(b)	29,200	29,211,096
2.44%, 01/27/20, (3 mo. LIBOR US + 0.100%)(a)(b)	11,680	11,703,477
2.45%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(b)(c)	27,600	27,691,356
Inter-American Development Bank
2.10%, 10/09/20, (3 mo. LIBOR US)(a)	46,134	46,089,250
2.11%, 11/26/18, (1 mo. LIBOR US + 0.040%)(a)	41,238	41,242,949
2.34%, 10/15/19, (3 mo. LIBOR US)(a)	26,380	26,380,264
2.35%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)	33,740	33,764,293
2.36%, 09/12/18, (3 mo. LIBOR US + 0.030%)(a)	16,270	16,275,206
2.41%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	28,025	28,071,802
2.54%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	62,016	62,403,600
2.56%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	21,275	21,393,076
2.66%, 04/15/20, (3 mo. LIBOR US + 0.320%)(a)(f)	20,360	20,475,645
International Bank for Reconstruction & Development
2.28%, 08/19/19, (1 mo. LIBOR US + 0.195%)(a)	8,000	8,017,360
2.22%, 07/19/19, (3 mo. LIBOR US - 0.120%)(a)	8,978	8,974,229
2.33%, 12/17/18, (3 mo. LIBOR US)(a)(c)	24,890	24,898,960
2.44%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)	32,247	32,333,422
2.64%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	37,470	37,748,027
International Finance Corp.
2.35%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)(c)	45,065	45,119,979
2.40%, 01/09/19, (3 mo. LIBOR US + 0.060%)(a)(c)	15,503	15,509,356
2.41%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(c)	66,100	66,248,064
2.52%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	40,842	41,099,305

		884,994,745
SWEDEN — 0.5%
Kommuninvest I Sverige AB
2.35%, 12/03/18, (3 mo. LIBOR US + 0.030%)(a)(b)(c)	3,850	3,851,117
2.46%, 08/17/18, (3 mo. LIBOR US + 0.140%)(a)(b)(c)	5,450	5,451,035

Security	Par/ Shares (000)	Value
Svensk Exportkredit AB
2.44%, 10/04/18, (3 mo. LIBOR US + 0.100%)(a)	$25,010	$25,020,504
2.67%, 01/14/19, (3 mo. LIBOR US + 0.330%)(a)	16,265	16,291,837

		50,614,493

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 12.0%
(Cost: $1,269,140,011)		1,270,818,633

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(h)(i)	227,722	227,790,728
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(h)	79,687	79,686,823

		307,477,551

TOTAL SHORT-TERM INVESTMENTS — 2.9%
(Cost: $307,424,137)		307,477,551

TOTAL INVESTMENTS IN SECURITIES — 101.8%
(Cost: $10,812,628,409)		10,834,083,835
Other Assets, Less Liabilities — (1.8)%		(187,325,196)

NET ASSETS — 100.0%		$10,646,758,639

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Affiliate of the Fund.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Investments are denominated in U.S. dollars.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	96,394	131,328	(a)	—	227,722	$227,790,728	$379,549	(b)	$4,912	$34,135
BlackRock Cash Funds: Treasury, SL Agency Shares	19,173	60,514	(a)	—	79,687	79,686,823	1,002,761		—	—
PNC Bank N.A.
2.43%, 06/01/18	15,905	—		(15,905)	—	—	164,049		675	(5,834)
2.60%, 01/22/21	—	10,100		—	10,100	10,093,132	55,682		—	(7,979)
2.69%, 05/19/20	5,320	4,375		(300)	9,395	9,418,394	121,061		785	(4,144)
2.72%, 12/07/18	4,200	4,813		(300)	8,713	8,724,066	96,140		257	6,707

253

Schedule of Investments (Unaudited) (Continued)	iSHARES® FLOATING RATE BOND ETF
July 31, 2018

Affiliates (continued)

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)	Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
2.84%, 07/27/22	16,000	1,900	(300)	17,600	$17,631,856	$286,271	$828	$(16,931)

					$353,344,999	$2,105,513	$7,457	$5,954

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,255,787,651	$—	$9,255,787,651
Foreign Government Obligations	—	1,270,818,633	—	1,270,818,633
Money Market Funds	307,477,551	—	—	307,477,551

	$307,477,551	$10,526,606,284	$—	$10,834,083,835

Portfolio Abbreviations — Fixed Income

LIBOR — London Interbank Offered Rate

254

Schedule of Investments (Unaudited)	iSHARES® GNMA BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 99.6%
Government National Mortgage Association
2.50%, 01/15/28	$10	$9,465
2.50%, 02/20/28	21	20,127
2.50%, 01/20/31	318	309,840
2.50%, 04/20/43	36	34,056
2.50%, 08/01/48(a)	825	777,176
3.00%, 07/15/27	16	15,974
3.00%, 09/15/27	18	18,449
3.00%, 01/20/31	447	447,123
3.00%, 07/20/31	697	698,088
3.00%, 02/20/32	581	581,851
3.00%, 09/15/42	9	9,014
3.00%, 10/15/42	81	79,816
3.00%, 09/20/43	2,029	1,992,952
3.00%, 08/20/44	1,150	1,127,980
3.00%, 05/20/45	683	668,824
3.00%, 10/20/45	499	488,590
3.00%, 02/20/46	1,704	1,669,997
3.00%, 04/20/46	233	228,216
3.00%, 05/20/46	1,454	1,421,022
3.00%, 06/20/46	1,675	1,637,373
3.00%, 07/20/46	2,589	2,530,863
3.00%, 08/20/46	1,640	1,603,085
3.00%, 09/20/46	2,108	2,060,437
3.00%, 12/15/46	494	483,964
3.00%, 12/20/46	1,805	1,764,345
3.00%, 02/15/47	339	331,880
3.00%, 02/20/47	1,124	1,099,355
3.00%, 07/20/47	1,099	1,071,606
3.00%, 08/01/48(a)	6,401	6,238,402
3.50%, 02/15/26	10	10,266
3.50%, 11/15/26	7	7,433
3.50%, 02/20/27	20	20,002
3.50%, 01/20/31	122	124,418
3.50%, 09/15/41	13	13,306
3.50%, 09/15/42	45	44,790
3.50%, 10/15/42	14	14,325
3.50%, 11/15/42	87	87,640
3.50%, 03/15/43	844	851,812
3.50%, 05/15/43	75	74,927
3.50%, 06/15/43	191	192,745
3.50%, 04/20/45	1,043	1,048,933
3.50%, 11/20/45	45	45,236
3.50%, 12/20/45	155	156,144
3.50%, 03/20/46	1,677	1,682,443
3.50%, 04/20/46	264	264,612
3.50%, 06/20/46	2,669	2,677,961
3.50%, 07/20/46	15,947	15,997,343
3.50%, 12/20/46	581	582,541
3.50%, 01/20/47	191	191,333
3.50%, 02/20/47	597	598,988
3.50%, 03/20/47	1,928	1,930,596
3.50%, 04/20/47	302	302,414
3.50%, 08/20/47	445	445,873
3.50%, 10/20/47	558	560,472
3.50%, 12/15/47	725	725,425
3.50%, 12/20/47	850	853,124
3.50%, 01/20/48	4,365	4,370,579

Security	Par (000)	Value
3.50%, 04/20/48	$248	$248,238
3.50%, 08/01/48(a)	7,197	7,198,401
4.00%, 03/20/26	7	6,972
4.00%, 07/20/26	5	5,569
4.00%, 02/15/41	23	23,247
4.00%, 03/15/41	21	21,977
4.00%, 04/15/41	72	74,085
4.00%, 05/15/41	15	15,437
4.00%, 12/15/41	23	23,762
4.00%, 01/15/42	15	15,373
4.00%, 02/15/42	53	54,430
4.00%, 03/15/42	96	98,851
4.00%, 05/15/42	19	19,721
4.00%, 08/15/42	25	25,465
4.00%, 09/20/42	459	473,226
4.00%, 04/15/44	139	143,447
4.00%, 05/15/44	115	118,710
4.00%, 08/20/44	85	87,660
4.00%, 10/20/44	922	948,739
4.00%, 08/15/45	6,789	6,977,509
4.00%, 09/20/45	2,582	2,652,061
4.00%, 10/20/45	22	23,103
4.00%, 01/20/46	37	38,100
4.00%, 03/20/46	432	443,773
4.00%, 07/20/46	44	45,413
4.00%, 09/20/46	1,279	1,313,599
4.00%, 11/20/46	529	543,049
4.00%, 12/15/46	81	82,978
4.00%, 08/20/47	37	38,313
4.00%, 11/20/47	611	625,078
4.00%, 03/20/48	1,722	1,762,565
4.00%, 04/20/48	281	287,834
4.00%, 05/20/48	1,286	1,316,114
4.00%, 08/01/48(a)	2,099	2,145,244
4.50%, 04/15/24	10	10,443
4.50%, 07/20/24	6	6,166
4.50%, 08/15/39	289	302,239
4.50%, 07/15/40	77	80,616
4.50%, 08/15/40	131	137,406
4.50%, 11/20/45	718	750,632
4.50%, 08/20/46	1,249	1,306,392
4.50%, 09/20/46	193	202,802
4.50%, 10/20/46	211	221,071
4.50%, 11/20/46	235	245,898
4.50%, 02/20/48	2,642	2,745,068
4.50%, 07/20/48	1,280	1,330,571
4.50%, 08/01/48(a)	850	882,406
5.00%, 07/15/39	56	58,777
5.00%, 07/20/42	307	326,879
5.00%, 07/20/46	139	147,090
5.00%, 06/20/48	2,255	2,370,458
5.00%, 08/01/48(a)	243	254,911
5.50%, 10/15/38	39	42,253
5.50%, 07/20/40	479	514,900
5.50%, 08/01/48(a)	280	299,600

255

Schedule of Investments (Unaudited) (Continued)	iSHARES® GNMA BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
6.00%, 09/20/38	$48	$52,274
6.00%, 08/01/48(a)	200	216,594

		103,699,040

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
(Cost: $104,622,499)		103,699,040

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 18.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	19,348	19,347,623

TOTAL SHORT-TERM INVESTMENTS — 18.6%
(Cost: $19,347,623)		19,347,623

TOTAL INVESTMENTS IN SECURITIES — 118.2%
(Cost: $123,970,122)		123,046,663
Other Assets, Less Liabilities — (18.2)%		(18,982,136)

NET ASSETS — 100.0%		$104,064,527

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	78,122	(58,774)	19,348	$19,347,623	$518,321	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$103,699,040	$—	$103,699,040
Money Market Funds	19,347,623	—	—	19,347,623

	$19,347,623	$103,699,040	$—	$123,046,663

256

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 0.2%
Lockheed Martin Corp.,
1.85%, 11/23/18	$842	$840,417

AGRICULTURE — 0.2%
Altria Group Inc.,
9.70%, 11/10/18	621	632,787

APPAREL — 0.0%
Ralph Lauren Corp.,
2.13%, 09/26/18 (Call 08/26/18)	200	199,852

AUTO MANUFACTURERS — 2.0%
American Honda Finance Corp.
1.50%, 11/19/18	415	413,946
2.13%, 10/10/18	1,069	1,068,519
Ford Motor Credit Co. LLC
2.55%, 10/05/18(a)	1,050	1,049,927
2.88%, 10/01/18	900	900,504
General Motors Co.,
3.50%, 10/02/18	2,166	2,169,682
Toyota Motor Credit Corp.,
2.00%, 10/24/18(a)	1,729	1,727,703

		7,330,281
BANKS — 12.2%
Australia & New Zealand Banking Group Ltd./ New York NY,
2.00%, 11/16/18	750	749,048
Bank of America Corp.,
6.88%, 11/15/18(a)	835	845,579
Bank of America N.A.,
2.05%, 12/07/18(a)	1,050	1,048,887
Bank of Montreal,
1.35%, 08/28/18(a)	1,427	1,426,058
Bank of New York Mellon Corp. (The),
2.10%, 08/01/18	1,108	1,108,000
Bank of Nova Scotia (The),
2.05%, 10/30/18(a)	1,548	1,546,375
BNP Paribas SA,
2.70%, 08/20/18(a)	1,138	1,138,273
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
2.40%, 12/12/18(a)	1,549	1,548,535
BPCE SA,
2.50%, 12/10/18	1,195	1,194,558
Branch Banking & Trust Co.,
2.30%, 10/15/18 (Call 09/15/18)	1,000	999,730
Citigroup Inc.
2.05%, 12/07/18(a)	2,915	2,909,928
2.50%, 09/26/18	1,442	1,442,591
Citizens Bank N.A./Providence RI,
2.30%, 12/03/18 (Call 11/03/18)	700	699,496
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	1,250	1,247,687
2.50%, 09/20/18(a)	1,500	1,500,165
Discover Bank,
2.60%, 11/13/18 (Call 10/12/18)	1,000	999,610
HSBC USA Inc.
2.00%, 08/07/18	800	799,976
2.63%, 09/24/18	1,000	1,000,180
Huntington National Bank (The),
2.20%, 11/06/18 (Call 10/06/18)	1,250	1,249,187
JPMorgan Chase Bank N.A.,
1.45%, 09/21/18 (Call 08/21/18)	250	249,710
KeyCorp.,
2.30%, 12/13/18 (Call 11/13/18)	1,302	1,301,388
Lloyds Bank PLC,
2.30%, 11/27/18(a)	600	599,556
Morgan Stanley,
2.20%, 12/07/18	784	783,216
MUFG Union Bank N.A.,
2.63%, 09/26/18 (Call 08/26/18)	250	250,048
National Bank of Canada,
2.10%, 12/14/18(a)	1,500	1,497,735
PNC Bank N.A.
1.70%, 12/07/18 (Call 11/07/18)(b)	1,100	1,096,997
1.80%, 11/05/18 (Call 10/06/18)(b)	750	748,703
Regions Bank/Birmingham AL,
2.25%, 09/14/18 (Call 08/14/18)	1,000	999,780
Royal Bank of Canada,
2.00%, 12/10/18	2,760	2,756,081

Security	Par (000)	Value
Santander UK PLC
2.00%, 08/24/18	$615	$614,809
3.05%, 08/23/18	814	814,293
Societe Generale SA,
2.63%, 10/01/18	500	500,145
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	890	888,763
SunTrust Banks Inc.,
2.35%, 11/01/18 (Call 10/01/18)	1,122	1,121,686
Toronto-Dominion Bank (The)
1.45%, 09/06/18(a)	1,120	1,119,070
2.63%, 09/10/18(a)	1,223	1,223,245
U.S. Bancorp.,
1.95%,11/15/18 (Call 10/15/18)	1,231	1,229,301
Wells Fargo Bank N.A.,
1.80%, 11/28/18	1,655	1,651,293
Westpac Banking Corp.,
1.95%, 11/23/18(a)	975	973,421

		43,873,103
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide Inc.,
2.20%, 08/01/18	700	700,000
Coca-Cola Co. (The),
1.65%, 11/01/18(a)	1,270	1,268,603
Coca-Cola FEMSA SAB de CV,
2.38%, 11/26/18	732	730,843

		2,699,446
BIOTECHNOLOGY — 0.4%
Gilead Sciences Inc.,
1.85%, 09/04/18(a)	1,365	1,364,263

Chemicals — 0.2%
Monsanto Co.,
1.85%, 11/15/18	150	149,658
Praxair Inc.,
1.25%, 11/07/18	755	752,569

		902,227
COMMERCIAL SERVICES — 0.1%
Western Union Co. (The),
3.65%, 08/22/18	225	225,126

COMPUTERS — 1.3%
Hewlett Packard Enterprise Co.,
2.85%, 10/05/18(a)	1,081	1,081,476
International Business Machines Corp.,
7.63%, 10/15/18(a)	2,700	2,728,647
Seagate HDD Cayman,
3.75%, 11/15/18	914	915,928

		4,726,051
COSMETICS & PERSONAL CARE — 0.5%
Colgate-Palmolive Co.,
1.50%, 11/01/18	505	503,561
Procter & Gamble Co. (The),
1.60%, 11/15/18(a)	1,216	1,213,154

		1,716,715
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Air Lease Corp.,
2.63%, 09/04/18	668	668,000
American Express Credit Corp.,
1.88%, 11/05/18 (Call 10/05/18)	1,122	1,120,340
Capital One Bank USA N.A.,
2.15%, 11/21/18 (Call 10/21/18)	1,060	1,058,802
Intercontinental Exchange Inc.,
2.50%, 10/15/18(a)	790	790,205
International Lease Finance Corp.,
7.13%, 09/01/18(c)	1,025	1,028,526
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	953	971,059

		5,636,932
ELECTRIC — 1.5%
Berkshire Hathaway Energy Co.,
2.00%, 11/15/18 (Call 10/15/18)	940	938,731
Consolidated Edison Co. of New York Inc.,
7.13%, 12/01/18(a)	407	412,942
Duke Energy Carolinas LLC,
Series C,
7.00%, 11/15/18	556	562,872
Georgia Power Co.,
1.95%, 12/01/18(a)	340	339,225
Nevada Power Co.,
6.50%, 08/01/18	540	540,000
NextEra Energy Capital Holdings Inc.,
1.65%, 09/01/18	566	565,474
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	451	452,425
South Carolina Electric & Gas Co.,
6.50%, 11/01/18	260	262,145

257

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Southern California Edison Co.,
5.50%, 08/15/18	$350	$350,367
Southern Co. (The),
2.45%, 09/01/18	863	862,767

		5,286,948
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.,
5.25%, 10/15/18	255	256,372

FOOD — 0.5%
Hershey Co. (The),
1.60%, 08/21/18	450	449,816
Kraft Heinz Foods Co.,
6.13%, 08/23/18	687	688,401
Kroger Co. (The),
6.80%, 12/15/18	405	411,172
Mondelez International Inc.,
6.13%, 08/23/18	250	250,508

		1,799,897
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker Inc.
1.62%, 11/17/18	685	682,774
2.45%, 11/17/18(a)	721	720,978

		1,403,752
HEALTH CARE — PRODUCTS — 0.6%
Abbott Laboratories,
2.00%, 09/15/18	610	609,701
Danaher Corp.,
1.65%, 09/15/18	1,080	1,078,909
Edwards Lifesciences Corp.,
2.88%, 10/15/18	545	545,126

		2,233,736
HEALTH CARE — SERVICES — 0.1%
Laboratory Corp. of America Holdings,
2.50%, 11/01/18	245	244,875

HOLDING COMPANIES — DIVERSIFIED — 0.3%
Ares Capital Corp.,
4.88%, 11/30/18	1,134	1,140,645

HOUSEWARES — 0.1%
Newell Brands Inc.,
2.15%, 10/15/18	445	444,257

INSURANCE — 0.6%
Berkshire Hathaway Finance Corp.,
2.00%, 08/15/18	164	163,987
Berkshire Hathaway Inc.,
1.15%, 08/15/18(a)	665	664,734
Prudential Financial Inc.,
2.30%, 08/15/18	598	597,988
XLIT Ltd.,
2.30%, 12/15/18	690	689,172

		2,115,881
INTERNET — 0.5%
Baidu Inc.,
3.25%, 08/06/18	1,410	1,410,028
Expedia Group Inc.,
7.46%, 08/15/18	370	370,629

		1,780,657
MACHINERY — 1.5%
Caterpillar Financial Services Corp.
1.80%, 11/13/18(a)	1,396	1,393,278
7.05%, 10/01/18	170	171,246
Series G,
2.45%, 09/06/18	260	260,015
John Deere Capital Corp.
1.75%, 08/10/18	440	439,943
1.95%, 12/13/18	1,472	1,468,732
5.75%, 09/10/18	588	590,070
Roper Technologies Inc.,
2.05%, 10/01/18	1,179	1,178,104

		5,501,388
MANUFACTURING — 0.1%
3M Co.,
1.38%, 08/07/18	435	434,944

MEDIA — 0.2%
Walt Disney Co. (The),
1.50%, 09/17/18	644	643,382

OIL & GAS — 2.7%
Apache Corp.,
6.90%, 09/15/18	190	190,910

Security	Par (000)	Value
BP Capital Markets PLC,
2.24%, 09/26/18	$660	$659,914
Chevron Corp.,
1.79%, 11/16/18(a)	2,565	2,561,076
EOG Resources Inc.,
6.88%, 10/01/18	225	226,575
Shell International Finance BV
1.63%, 11/10/18(a)	2,205	2,200,612
1.90%, 08/10/18(a)	771	770,931
2.00%, 11/15/18(a)	1,184	1,182,484
Total Capital SA,
2.13%, 08/10/18	1,278	1,277,974
XTO Energy Inc.,
6.50%, 12/15/18	700	710,262

		9,780,738
OIL & GAS SERVICES — 0.1%
Halliburton Co.,
2.00%, 08/01/18	510	510,000

PHARMACEUTICALS — 1.4%
AbbVie Inc.,
2.00%, 11/06/18(a)	1,255	1,253,381
AstraZeneca PLC,
1.75%, 11/16/18(a)	1,240	1,237,235
CVS Health Corp.,
2.25%, 12/05/18 (Call 11/05/18)	1,711	1,708,057
Johnson & Johnson,
1.65%, 12/05/18	574	572,663
Pharmacia LLC,
6.50%, 12/01/18(a)	200	202,608

		4,973,944
PIPELINES — 0.6%
Buckeye Partners LP,
2.65%, 11/15/18 (Call 10/15/18)	390	390,039
ONEOK Partners LP,
3.20%, 09/15/18 (Call 08/15/18)	380	380,099
Spectra Energy Partners LP,
2.95%, 09/25/18 (Call 08/25/18)	698	698,251
TransCanada PipeLines Ltd.,
6.50%, 08/15/18	306	306,434
Western Gas Partners LP,
2.60%, 08/15/18	231	230,975

		2,005,798
RETAIL — 0.8%
Best Buy Co. Inc.,
5.00%, 08/01/18	618	618,000
Home Depot Inc. (The),
2.25%, 09/10/18 (Call 08/10/18)	791	791,134
McDonald’s Corp.,
2.10%, 12/07/18	998	996,723
Starbucks Corp.,
2.00%, 12/05/18 (Call 11/05/18)	530	529,030
Walmart Inc.,
1.95%, 12/15/18	35	34,947

		2,969,834
SEMICONDUCTORS — 0.4%
Altera Corp.,
2.50%, 11/15/18	850	850,272
Maxim Integrated Products Inc.,
2.50%, 11/15/18	433	433,022

		1,283,294
SOFTWARE — 1.1%
Microsoft Corp.
1.30%, 11/03/18(a)	2,725	2,718,460
1.63%, 12/06/18(a)	1,123	1,120,866

		3,839,326
TELECOMMUNICATIONS — 0.8%
AT&T Inc.,
2.38%, 11/27/18	2,267	2,265,980
Deutsche Telekom International Finance BV,
6.75%, 08/20/18	650	651,358

		2,917,338
TRANSPORTATION — 0.1%
Ryder System Inc.,
2.45%, 11/15/18 (Call 10/15/18)	280	279,818
Union Pacific Corp.,
5.70%, 08/15/18	275	275,333

		555,151
TOTAL CORPORATE BONDS & NOTES — 33.9%
(Cost: $122,436,378)		122,269,357

258

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 69.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(d)(e)	14,615	$14,619,583
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(d)	237,256	237,255,618

		251,875,201

TOTAL SHORT-TERM INVESTMENTS — 69.8%
(Cost: $251,870,972)		251,875,201

TOTAL INVESTMENTS IN SECURITIES — 103.7%
(Cost: $374,307,350)		374,144,558
Other Assets, Less Liabilities — (3.7)%		(13,276,059)

NET ASSETS — 100.0%		$360,868,499

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,179	2,436	(a)	—	14,615	$14,619,583	$50,389	(b)	$(1,193)	$4,835
BlackRock Cash Funds: Treasury, SL Agency Shares	4,389	232,867	(a)	—	237,256	237,255,618	1,179,480		—	—
PNC Bank N.A. 1.50%, 06/01/18	1,000	—		(1,000)	—	—	3,291		(60)	187
1.60%, 06/01/18	1,250	—		(1,250)	—	—	10,588		—	3
1.70%, 12/07/18	800	550		(250)	1,100	1,096,997	14,027		(680)	(2,054)
1.80%, 11/05/18	750	—		—	750	748,703	9,311		—	(746)

						$253,720,901	$1,267,086		$(1,933)	$2,225

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$122,269,357	$—	$122,269,357
Money Market Funds	251,875,201	—	—	251,875,201

	$251,875,201	$122,269,357	$—	$374,144,558

259

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.,
6.25%, 07/15/19	$781	$805,328

AEROSPACE & DEFENSE — 1.1%
Boeing Capital Corp.,
4.70%, 10/27/19	805	822,670
Boeing Co. (The),
6.00%, 03/15/19(a)	928	946,328
Lockheed Martin Corp.,
4.25%, 11/15/19	1,831	1,862,072
Northrop Grumman Corp.,
5.05%, 08/01/19	1,010	1,031,614
Rockwell Collins Inc.
1.95%, 07/15/19	602	596,931
5.25%, 07/15/19	332	339,420
United Technologies Corp.,
1.50%, 11/01/19	1,346	1,323,441

		6,922,476
AGRICULTURE — 1.2%
Altria Group Inc.,
9.25%, 08/06/19	1,803	1,916,787
Bunge Ltd. Finance Corp.,
8.50%, 06/15/19	878	918,423
Philip Morris International Inc.
1.38%, 02/25/19(a)	1,094	1,086,419
1.63%, 02/21/19(a)	1,505	1,496,707
1.88%, 01/15/19	1,247	1,242,985
Reynolds American Inc.,
8.13%, 06/23/19	933	975,060

		7,636,381
AIRLINES — 0.2%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	324	337,543
Southwest Airlines Co.,
2.75%, 11/06/19 (Call 10/06/19)	724	720,966

		1,058,509
AUTO MANUFACTURERS — 4.7%
American Honda Finance Corp.
1.20%, 07/12/19	1,755	1,731,588
1.70%, 02/22/19(a)	975	969,647
2.00%, 11/13/19	396	391,181
2.25%, 08/15/19	1,355	1,349,241
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,175	1,160,935
2.02%, 05/03/19(a)	1,575	1,564,841
2.26%, 03/28/19	750	746,910
2.38%, 03/12/19	1,700	1,694,747
2.60%, 11/04/19	2,260	2,242,598
2.94%, 01/08/19	1,630	1,631,646
General Motors Financial Co. Inc.
2.35%, 10/04/19(a)	1,421	1,409,632
2.40%, 05/09/19	1,912	1,905,518
3.10%, 01/15/19(a)	1,736	1,739,472
3.50%, 07/10/19(a)	1,332	1,339,659
PACCAR Financial Corp.,
1.30%, 05/10/19	927	917,563
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,818	1,800,256
1.55%, 10/18/19(a)	1,774	1,746,716
1.70%, 01/09/19(a)	691	688,430
1.70%, 02/19/19(a)	1,987	1,977,383
2.10%, 01/17/19(a)	1,365	1,362,871
2.13%, 07/18/19(a)	1,694	1,685,954

		30,056,788
BANKS — 35.6%
Australia & New Zealand Banking Group Ltd./ New York NY
1.60%, 07/15/19(a)	850	841,134
2.05%, 09/23/19	1,450	1,433,789
2.25%, 06/13/19(a)	2,030	2,022,753

Security	Par (000)	Value
Bank of America Corp.
2.60%, 01/15/19(a)	$3,805	$3,804,239
2.65%, 04/01/19	3,348	3,347,866
7.63%, 06/01/19	2,850	2,961,321
Bank of Montreal
1.50%, 07/18/19(a)	2,521	2,491,908
1.75%, 09/11/19(a)	1,348	1,331,420
2.10%, 12/12/19(a)	946	934,563
2.38%, 01/25/19 (Call 12/25/18)(a)	1,839	1,837,455
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	692	690,630
2.20%, 03/04/19 (Call 02/04/19)	379	378,197
2.30%, 09/11/19 (Call 08/11/19)(a)	2,116	2,103,960
5.45%, 05/15/19	681	695,771
Series G,
2.20%, 05/15/19 (Call 04/15/19)	1,862	1,855,911
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	2,455	2,433,396
1.95%, 01/15/19(a)	1,653	1,649,446
2.05%, 06/05/19(a)	1,512	1,503,926
Barclays Bank PLC
2.50%, 02/20/19	300	299,451
6.75%, 05/22/19	600	618,156
Barclays PLC,
2.75%, 11/08/19(a)	3,330	3,308,788
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	1,380	1,378,151
5.25%, 11/01/19	215	220,573
6.85%, 04/30/19(a)	1,278	1,317,337
BNP Paribas SA,
2.45%, 03/17/19	1,621	1,619,736
BPCE SA,
2.50%, 07/15/19	1,120	1,117,054
Branch Banking & Trust Co.,
1.45%, 05/10/19 (Call 04/10/19)	1,990	1,971,055
Canadian Imperial Bank of Commerce,
1.60%, 09/06/19(a)	2,206	2,175,094
Capital One Financial Corp.,
2.45%, 04/24/19 (Call 03/24/19)	1,907	1,903,300
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	2,490	2,458,103
2.40%, 09/05/19 (Call 08/15/19)	1,070	1,062,938
Citibank N.A.,
1.85%, 09/18/19 (Call 08/18/19)(a)	1,925	1,901,765
Citigroup Inc.
2.05%, 06/07/19	1,574	1,563,926
2.50%, 07/29/19(a)	3,275	3,264,913
2.55%, 04/08/19	4,125	4,118,276
8.50%, 05/22/19	1,601	1,673,397
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	800	792,984
2.50%, 03/14/19 (Call 02/14/19)	1,100	1,098,790
Comerica Inc.,
2.13%, 05/23/19 (Call 04/23/19)(a)	794	789,927
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	790	787,306
2.25%, 03/13/19	2,500	2,494,475
2.30%, 09/06/19(a)	1,725	1,711,804
Compass Bank,
2.75%, 09/29/19 (Call 08/29/19)	500	497,020
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19(a)	1,745	1,718,860
2.25%, 01/14/19	1,850	1,846,226
Credit Suisse AG/New York NY
2.30%, 05/28/19	3,735	3,720,732
5.30%, 08/13/19	1,680	1,721,110
Deutsche Bank AG,
2.85%, 05/10/19(a)	2,944	2,929,722
Deutsche Bank AG/London,
2.50%, 02/13/19	2,538	2,527,670
Fifth Third Bancorp.,
2.30%, 03/01/19 (Call 01/30/19)(a)	1,709	1,705,223

260

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	$900	$886,464
2.30%, 03/15/19 (Call 02/15/19)	995	992,781
2.38%, 04/25/19 (Call 03/25/19)	1,040	1,037,400
First Republic Bank/CA,
2.38%, 06/17/19 (Call 05/17/19)(a)	580	577,709
First Tennessee Bank N.A.,
2.95%, 12/01/19 (Call 11/01/19)	250	248,788
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	745	739,226
2.00%, 04/25/19 (Call 03/25/19)	1,180	1,174,112
2.30%, 12/13/19 (Call 11/13/19)(a)	3,679	3,645,080
2.55%, 10/23/19	3,609	3,588,068
2.63%, 01/31/19	2,892	2,892,231
7.50%, 02/15/19	4,932	5,057,322
HSBC USA Inc.
2.25%, 06/23/19(a)	875	870,222
2.38%, 11/13/19(a)	1,810	1,795,864
Huntington National Bank (The),
2.20%, 04/01/19 (Call 03/01/19)	250	249,178
Intesa Sanpaolo SpA,
3.88%, 01/15/19	1,540	1,543,311
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)(a)	1,691	1,683,188
2.20%, 10/22/19(a)	3,379	3,352,542
2.35%, 01/28/19	1,963	1,961,057
6.30%, 04/23/19	4,216	4,324,014
JPMorgan Chase Bank N.A.,
1.65%, 09/23/19 (Call 08/23/19)(a)	1,475	1,454,483
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	545	538,460
2.35%, 03/08/19(a)	1,300	1,297,985
2.50%, 12/15/19	1,215	1,205,329
Lloyds Bank PLC,
2.05%, 01/22/19(a)	750	747,345
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	1,270	1,263,955
2.30%, 01/30/19 (Call 12/30/18)	400	399,320
Morgan Stanley
2.38%, 07/23/19(a)	4,678	4,659,756
2.45%, 02/01/19(a)	3,160	3,156,145
2.50%, 01/24/19(a)	3,081	3,079,151
5.63%, 09/23/19	4,225	4,348,116
7.30%, 05/13/19(a)	3,640	3,763,760
MUFG Union Bank N.A.,
2.25%, 05/06/19 (Call 04/06/19)	250	248,828
National Australia Bank Ltd./New York
1.38%, 07/12/19	2,423	2,389,829
2.00%, 01/14/19	1,195	1,192,311
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(a)(b)	1,250	1,234,800
1.95%, 03/04/19 (Call 02/02/19)(b)	1,415	1,409,354
2.20%, 01/28/19 (Call 12/29/18)(a)(b)	1,025	1,023,093
2.25%, 07/02/19 (Call 06/02/19)(b)	1,885	1,877,912
2.40%, 10/18/19 (Call 09/18/19)(b)	1,960	1,947,299
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19(b)	620	640,503
6.88%, 05/15/19(b)	581	599,307
Royal Bank of Canada
1.50%, 07/29/19(a)	2,389	2,360,619
1.63%, 04/15/19(a)	1,958	1,943,119
2.15%, 03/15/19(a)	1,494	1,490,803
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	1,220	1,261,822

Security	Par (000)	Value
Santander UK PLC
2.35%, 09/10/19	$1,365	$1,355,745
2.50%, 03/14/19(a)	2,675	2,670,452
Skandinaviska Enskilda Banken AB,
1.50%, 09/13/19	900	884,970
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19(a)	870	866,155
2.05%, 01/18/19	1,100	1,096,007
2.09%, 10/18/19(a)	1,250	1,233,775
2.25%, 07/11/19	1,945	1,935,586
2.45%, 01/10/19	1,540	1,537,921
SunTrust Banks Inc.,
2.50%, 05/01/19 (Call 04/01/19)	1,650	1,647,706
Svenska Handelsbanken AB
1.50%, 09/06/19	1,500	1,476,795
2.25%, 06/17/19	2,345	2,336,535
2.50%, 01/25/19(a)	1,900	1,898,347
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,765	1,741,208
1.90%, 10/24/19	1,584	1,565,071
1.95%, 01/22/19(a)	2,094	2,089,351
2.13%, 07/02/19(a)	2,928	2,912,599
2.25%, 11/05/19(a)	2,266	2,248,484
U.S. Bancorp.,
2.20%, 04/25/19 (Call 03/25/19)	2,876	2,868,925
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	1,440	1,428,394
2.13%, 10/28/19 (Call 09/28/19)	1,590	1,574,307
UBS AG/Stamford CT,
2.38%, 08/14/19	3,535	3,515,133
Wells Fargo & Co.
2.13%, 04/22/19(a)	3,424	3,411,845
2.15%, 01/15/19(a)	2,515	2,509,492
Wells Fargo Bank N.A.
1.75%, 05/24/19	2,350	2,333,268
2.15%, 12/06/19	4,165	4,119,893
Westpac Banking Corp.
1.60%, 08/19/19	2,020	1,996,366
1.65%, 05/13/19(a)	1,537	1,523,797
2.25%, 01/17/19(a)	1,547	1,545,113
4.88%, 11/19/19	2,932	3,002,016

		230,108,764
BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide Inc.,
6.88%, 11/15/19(a)	1,641	1,719,194
Coca-Cola Co. (The),
1.38%, 05/30/19(a)	1,719	1,703,615
Constellation Brands Inc.,
3.88%, 11/15/19(a)	1,950	1,969,149
Molson Coors Brewing Co.
1.45%, 07/15/19	1,329	1,311,657
1.90%, 03/15/19	289	287,572
PepsiCo Inc.
1.35%, 10/04/19	1,238	1,218,984
1.50%, 02/22/19	1,085	1,079,228
1.55%, 05/02/19	1,087	1,079,097
2.25%, 01/07/19 (Call 12/07/18)(a)	1,097	1,095,947

		11,464,443
BIOTECHNOLOGY — 1.2%
Amgen Inc.
1.90%, 05/10/19	1,169	1,161,588
2.20%, 05/22/19 (Call 04/22/19)(a)	2,404	2,394,865
5.70%, 02/01/19(a)	1,000	1,014,290
Celgene Corp.,
2.25%, 05/15/19	1,212	1,206,922

261

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Gilead Sciences Inc.
1.85%, 09/20/19	$1,713	$1,693,540
2.05%, 04/01/19	594	591,725

		8,062,930
CHEMICALS — 1.1%
Dow Chemical Co. (The),
8.55%, 05/15/19	3,778	3,939,472
EI du Pont de Nemours & Co.,
5.75%, 03/15/19	492	500,339
LyondellBasell Industries NV,
5.00%, 04/15/19 (Call 01/15/19)	1,018	1,026,541
Methanex Corp.,
3.25%, 12/15/19(a)	580	576,079
Praxair Inc.,
4.50%, 08/15/19	430	438,011
RPM International Inc.,
6.13%, 10/15/19	397	410,002

		6,890,444
COMMERCIAL SERVICES — 0.3%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 05/01/19	200	202,462
Ecolab Inc.,
2.00%, 01/14/19	530	528,251
Moody’s Corp.,
2.75%, 07/15/19 (Call 06/15/19)	974	973,718

		1,704,431
COMPUTERS — 3.3%
Apple Inc.
1.10%, 08/02/19	1,469	1,448,390
1.55%, 02/08/19(a)	980	976,051
1.70%, 02/22/19(a)	1,447	1,441,617
1.80%, 11/13/19	2,739	2,709,227
2.10%, 05/06/19(a)	3,260	3,255,632
Dell International LLC/EMC Corp.,
3.48%, 06/01/19(c)	5,476	5,494,180
IBM Credit LLC,
1.63%, 09/06/19	1,420	1,402,875
International Business Machines Corp.
1.80%, 05/17/19	1,380	1,371,347
1.88%, 05/15/19(a)	930	924,773
1.95%, 02/12/19	1,150	1,146,562
8.38%, 11/01/19(a)	1,202	1,282,125

		21,452,779
COSMETICS & PERSONAL CARE — 0.5%
Colgate-Palmolive Co.,
1.75%, 03/15/19(a)	401	399,195
Procter & Gamble Co. (The)
1.75%, 10/25/19	669	661,126
1.90%, 11/01/19(a)	1,073	1,062,002
Unilever Capital Corp.
2.20%, 03/06/19	945	943,677
4.80%, 02/15/19	300	303,459

		3,369,459
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 05/15/19	1,325	1,332,221
Air Lease Corp.,
3.38%, 01/15/19 (Call 12/15/18)	1,367	1,369,488
Aircastle Ltd.,
6.25%, 12/01/19	250	258,045
American Express Co.,
8.13%, 05/20/19(a)	823	857,821
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,311	1,291,610
1.88%, 05/03/19 (Call 04/03/19)	2,186	2,174,633
2.13%, 03/18/19	2,125	2,119,539
2.25%, 08/15/19	2,354	2,342,442
Ameriprise Financial Inc.,
7.30%, 06/28/19	831	862,262
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	1,045	1,042,785
2.30%, 06/05/19 (Call 05/05/19)(a)	550	547,316
Cboe Global Markets Inc.,
1.95%, 06/28/19	369	365,609

Security	Par (000)	Value
International Lease Finance Corp.
5.88%, 04/01/19(a)	$1,407	$1,433,128
6.25%, 05/15/19	1,220	1,250,707
Jefferies Group LLC,
8.50%, 07/15/19	781	821,073
Mastercard Inc.,
2.00%, 04/01/19	796	793,150
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19(a)	790	775,891
1.65%, 02/08/19	485	482,085
2.15%, 02/01/19 (Call 01/01/19)	415	413,842
2.30%, 11/15/19 (Call 10/15/19)	763	757,049
Nomura Holdings Inc.,
2.75%, 03/19/19(a)	1,244	1,243,365
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,579	1,577,153
3.00%, 08/15/19 (Call 07/15/19)	2,222	2,219,785
TD Ameritrade Holding Corp.,
5.60%, 12/01/19	13	13,435

		26,344,434
ELECTRIC — 4.6%
Arizona Public Service Co.,
8.75%, 03/01/19	320	330,410
Commonwealth Edison Co.,
2.15%, 01/15/19 (Call 12/15/18)	330	329,327
Consolidated Edison Co. of New York Inc.,
6.65%, 04/01/19(a)	485	497,067
Consumers Energy Co.
6.13%, 03/15/19	374	381,312
6.70%, 09/15/19	565	586,809
Dominion Energy Inc.
1.88%, 01/15/19	647	644,302
2.50%, 12/01/19 (Call 11/01/19)	1,458	1,446,015
2.96%, 07/01/19(d)	642	642,173
5.20%, 08/15/19	585	598,016
Series B,
1.60%, 08/15/19	1,490	1,468,738
DTE Energy Co.
1.50%, 10/01/19	954	937,000
2.40%, 12/01/19 (Call 11/01/19)	485	479,704
Duke Energy Corp.,
5.05%, 09/15/19	507	517,992
Duke Energy Florida LLC,
2.10%, 12/15/19(a)	356	354,316
Duke Energy Ohio Inc.,
5.45%, 04/01/19(a)	755	768,265
Duke Energy Progress LLC,
5.30%, 01/15/19	1,014	1,025,509
Emera U.S. Finance LP,
2.15%, 06/15/19(a)	1,346	1,335,676
Entergy Texas Inc.,
7.13%, 02/01/19	223	227,538
Eversource Energy,
4.50%, 11/15/19(a)	407	413,699
Exelon Generation Co. LLC,
5.20%, 10/01/19	1,224	1,251,038
Georgia Power Co.,
4.25%, 12/01/19	543	552,084
Indiana Michigan Power Co.,
7.00%, 03/15/19	591	606,307
Jersey Central Power & Light Co.,
7.35%, 02/01/19	310	316,132
MidAmerican Energy Co.,
2.40%, 03/15/19 (Call 02/15/19)(a)	1,287	1,285,095
Nevada Power Co.,
7.13%, 03/15/19	463	474,436
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	865	861,964
2.40%, 09/15/19 (Call 08/15/19)	775	769,273
2.70%, 09/15/19 (Call 08/14/19)	690	685,894
Oglethorpe Power Corp.,
6.10%, 03/15/19(a)	399	405,978
Portland General Electric Co.,
6.10%, 04/15/19	50	51,022
Progress Energy Inc.
4.88%, 12/01/19	857	876,240
7.05%, 03/15/19	665	682,011
Public Service Co. of Colorado,
5.13%, 06/01/19	745	758,149
Public Service Enterprise Group Inc.,
1.60%, 11/15/19	657	644,760
Sempra Energy
1.63%, 10/07/19	780	765,461
9.80%, 02/15/19	745	771,887

262

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Southern Co. (The)
1.85%, 07/01/19	$2,441	$2,422,448
2.15%, 09/01/19 (Call 08/01/19)	645	639,466
Southern Power Co.,
Series D,
1.95%, 12/15/19	765	752,997
Southwestern Electric Power Co.,
6.45%, 01/15/19	318	323,031
Union Electric Co.,
6.70%, 02/01/19	540	550,179

		29,429,720
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.,
4.88%, 10/15/19	587	600,090

ELECTRONICS — 0.7%
Amphenol Corp.,
2.55%, 01/30/19 (Call 12/30/18)	1,491	1,488,599
Honeywell International Inc.
1.40%, 10/30/19	2,326	2,287,016
1.80%, 10/30/19	858	847,833
Keysight Technologies Inc.,
3.30%, 10/30/19 (Call 09/30/19)(a)	150	149,510

		4,772,958
ENVIRONMENTAL CONTROL — 0.1%
Republic Services Inc.,
5.50%, 09/15/19(a)	860	883,237

FOOD — 1.3%
Campbell Soup Co.,
4.50%, 02/15/19(a)	162	163,348
General Mills Inc.
2.20%, 10/21/19	1,179	1,166,314
5.65%, 02/15/19	1,432	1,452,864
Kellogg Co.,
4.15%, 11/15/19(a)	643	651,951
Kroger Co. (The)
2.00%, 01/15/19	1,119	1,115,229
2.30%, 01/15/19 (Call 12/15/18)	392	391,185
Sysco Corp.,
1.90%, 04/01/19(a)	1,297	1,289,581
Tyson Foods Inc.,
2.65%, 08/15/19 (Call 07/15/19)(a)	2,208	2,198,726

		8,429,198
GAS — 0.2%
Atmos Energy Corp.,
8.50%, 03/15/19	305	315,453
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19 (Call 11/15/19)	711	704,857
ONE Gas Inc.,
2.07%, 02/01/19 (Call 01/01/19)	380	378,632
Southern Co. Gas Capital Corp.,
5.25%, 08/15/19	160	163,387

		1,562,329
HEALTH CARE — PRODUCTS — 1.1%
Abbott Laboratories,
2.35%, 11/22/19	668	663,745
Becton Dickinson and Co.
2.13%, 06/06/19(a)	780	774,189
2.68%, 12/15/19(a)	2,338	2,322,780
Medtronic Global Holdings SCA,
1.70%, 03/28/19	1,560	1,550,890
Stryker Corp.,
2.00%, 03/08/19	1,422	1,415,615
Zimmer Biomet Holdings Inc.,
4.63%, 11/30/19(a)	404	411,098

		7,138,317
HEALTH CARE — SERVICES — 1.0%
Aetna Inc.,
2.20%, 03/15/19 (Call 02/15/19)	721	717,922
Anthem Inc.,
2.25%, 08/15/19	1,379	1,369,002
Dignity Health,
2.64%, 11/01/19	82	81,883
Humana Inc.,
2.63%, 10/01/19	570	566,432
Quest Diagnostics Inc.,
2.70%, 04/01/19	599	598,353

Security	Par (000)	Value
UnitedHealth Group Inc.
1.63%, 03/15/19(a)	$727	$722,296
1.70%, 02/15/19	1,171	1,164,876
2.30%, 12/15/19	983	974,713

		6,195,477
HOLDING COMPANIES — DIVERSIFIED — 0.0%
FS Investment Corp.,
4.00%, 07/15/19	200	200,776

HOME BUILDERS — 0.1%
DR Horton Inc.,
3.75%, 03/01/19 (Call 12/01/18)(a)	703	704,476

HOUSEHOLD PRODUCTS & WARES — 0.2%
Kimberly-Clark Corp.
1.40%, 02/15/19	431	428,246
1.90%, 05/22/19(a)	680	675,594

		1,103,840
HOUSEWARES — 0.1%
Newell Brands Inc.,
2.88%, 12/01/19 (Call 11/01/19)	650	645,600

INSURANCE — 1.8%
Allstate Corp. (The),
7.45%, 05/16/19	352	364,320
American International Group Inc.,
2.30%, 07/16/19 (Call 06/16/19)	2,048	2,039,255
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	1,405	1,386,384
1.70%, 03/15/19(a)	2,057	2,048,093
Berkshire Hathaway Inc.,
2.10%, 08/14/19	1,002	997,070
Chubb INA Holdings Inc.,
5.90%, 06/15/19(a)	332	340,589
Hartford Financial Services Group Inc. (The),
6.00%, 01/15/19	500	507,380
Marsh & McLennan Companies Inc.,
2.35%, 09/10/19 (Call 08/10/19)	785	780,243
Protective Life Corp.,
7.38%, 10/15/19(a)	472	495,213
Prudential Financial Inc.
2.35%, 08/15/19	648	644,306
7.38%, 06/15/19(a)	1,312	1,363,221
Reinsurance Group of America Inc.,
6.45%, 11/15/19	345	358,510
Travelers Companies Inc. (The),
5.90%, 06/02/19(a)	441	452,598
WR Berkley Corp.,
7.38%, 09/15/19	105	109,888

		11,887,070
INTERNET — 1.2%
Alibaba Group Holding Ltd.,
2.50%, 11/28/19 (Call 10/28/19)	2,950	2,926,076
Amazon.com Inc.,
2.60%, 12/05/19 (Call 11/05/19)	2,007	2,003,287
Baidu Inc.,
2.75%, 06/09/19(a)	875	871,789
eBay Inc.,
2.20%, 08/01/19 (Call 07/01/19)(a)	2,117	2,105,081

		7,906,233
LODGING — 0.1%
Marriott International Inc./MD,
3.00%, 03/01/19 (Call 12/01/18)	823	823,123

MACHINERY — 2.0%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	994	983,762
1.90%, 03/22/19	920	916,219
2.00%, 11/29/19	789	780,037
2.10%, 06/09/19	1,382	1,375,132
2.25%, 12/01/19	804	797,809
7.15%, 02/15/19	1,541	1,578,061
CNH Industrial Capital LLC,
3.38%, 07/15/19	600	601,404
Deere & Co.,
4.38%, 10/16/19(a)	637	647,905

263

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
John Deere Capital Corp.
1.25%, 10/09/19	$781	$766,473
1.95%, 01/08/19	1,484	1,480,646
1.95%, 03/04/19(a)	725	722,354
2.25%, 04/17/19	423	421,820
2.30%, 09/16/19(a)	1,089	1,082,934
Roper Technologies Inc.,
6.25%, 09/01/19	640	661,024

		12,815,580
MANUFACTURING — 1.0%
3M Co.,
1.63%, 06/15/19(a)	1,035	1,025,882
Eaton Corp.,
6.95%, 03/20/19	510	522,760
General Electric Co.
2.10%, 12/11/19	492	485,742
2.30%, 01/14/19(a)	539	538,067
6.00%, 08/07/19	2,019	2,081,125
Illinois Tool Works Inc.
1.95%, 03/01/19	515	512,811
6.25%, 04/01/19	1,056	1,082,199

		6,248,586
MEDIA — 2.3%
21st Century Fox America Inc.,
6.90%, 03/01/19(a)	724	741,123
CBS Corp.,
2.30%, 08/15/19 (Call 07/15/19)	1,037	1,029,140
Comcast Corp.,
5.70%, 07/01/19	1,582	1,623,844
Discovery Communications LLC
2.20%, 09/20/19	856	846,849
2.75%, 11/15/19 (Call 10/15/19)(c)	694	689,447
5.63%, 08/15/19(a)	400	410,136
RELX Capital Inc.,
8.63%, 01/15/19	224	229,613
Thomson Reuters Corp.,
4.70%, 10/15/19	308	313,211
Time Warner Cable LLC
8.25%, 04/01/19	2,042	2,110,979
8.75%, 02/14/19	1,605	1,652,829
Viacom Inc.,
5.63%, 09/15/19	568	582,558
Walt Disney Co. (The)
0.88%, 07/12/19(a)	845	831,159
1.65%, 01/08/19(a)	785	782,229
1.85%, 05/30/19(a)	1,258	1,250,402
5.50%, 03/15/19	484	492,547
Warner Media LLC,
2.10%, 06/01/19	1,416	1,409,373

		14,995,439
MINING — 0.3%
BHP Billiton Finance USA Ltd.,
6.50%, 04/01/19	1,482	1,517,612
Newmont Mining Corp.,
5.13%, 10/01/19	521	531,660

		2,049,272
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.
2.75%, 03/15/19	733	731,438
5.63%, 12/15/19	642	659,957

		1,391,395
OIL & GAS — 5.1%
Anadarko Petroleum Corp.
6.95%, 06/15/19	728	752,184
8.70%, 03/15/19	752	778,275
BP Capital Markets PLC
1.68%, 05/03/19	1,599	1,587,279
1.77%, 09/19/19	1,158	1,142,911
2.24%, 05/10/19	1,534	1,530,395
4.75%, 03/10/19	1,014	1,026,513
Cenovus Energy Inc.,
5.70%, 10/15/19	1,885	1,929,731

Security	Par (000)	Value
Chevron Corp.
1.56%, 05/16/19	$1,930	$1,914,348
1.69%, 02/28/19	676	672,877
2.19%, 11/15/19 (Call 10/15/19)	1,903	1,889,603
4.95%, 03/03/19(a)	1,437	1,456,859
Encana Corp.,
6.50%, 05/15/19	672	688,894
EOG Resources Inc.,
5.63%, 06/01/19	1,510	1,543,311
EQT Corp.,
8.13%, 06/01/19	470	489,327
Exxon Mobil Corp.
1.71%, 03/01/19	1,801	1,793,922
1.82%, 03/15/19 (Call 02/15/19)(a)	1,843	1,835,407
Husky Energy Inc.,
7.25%, 12/15/19	1,267	1,332,415
Shell International Finance BV
1.38%, 05/10/19	2,698	2,672,396
1.38%, 09/12/19	1,955	1,924,013
4.30%, 09/22/19	2,932	2,981,316
Total Capital International SA
2.10%, 06/19/19(a)	1,662	1,654,538
2.13%, 01/10/19(a)	1,432	1,429,193

		33,025,707
PACKAGING & CONTAINERS — 0.3%
Bemis Co. Inc.,
6.80%, 08/01/19(a)	761	786,592
WestRock RKT Co.,
4.45%, 03/01/19(a)	939	947,667

		1,734,259
PHARMACEUTICALS — 4.9%
Allergan Funding SCS,
2.45%, 06/15/19	1,252	1,246,316
AstraZeneca PLC,
1.95%, 09/18/19	1,761	1,741,259
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,026	1,020,449
1.75%, 03/01/19	616	612,963
Cardinal Health Inc.
1.95%, 06/14/19(a)	1,775	1,761,865
2.40%, 11/15/19	517	512,399
CVS Health Corp.,
2.25%, 08/12/19 (Call 07/12/19)	1,921	1,909,378
Eli Lilly & Co.,
1.95%, 03/15/19(a)	830	827,369
Express Scripts Holding Co.,
2.25%, 06/15/19(a)	1,749	1,738,873
Express Scripts Inc.,
7.25%, 06/15/19	177	183,491
Johnson & Johnson
1.13%, 03/01/19(a)	934	926,649
1.88%, 12/05/19(a)	710	702,233
McKesson Corp.,
2.28%, 03/15/19	1,468	1,464,712
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	937	958,626
Merck Sharp & Dohme Corp.,
5.00%, 06/30/19(a)	1,812	1,848,566
Mylan NV,
2.50%, 06/07/19	872	869,026
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	3,585	3,631,928
Pfizer Inc.
1.45%, 06/03/19(a)	1,141	1,130,754
1.70%, 12/15/19(a)	1,628	1,603,873
2.10%, 05/15/19(a)	2,304	2,298,309
Shire Acquisitions Investments Ireland DAC,
1.90%, 09/23/19	4,949	4,882,287

		31,871,325
PIPELINES — 2.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.50%, 10/15/19 (Call 09/15/19)	856	875,089
Boardwalk Pipelines LP,
5.75%, 09/15/19	400	410,976
Enable Midstream Partners LP,
2.40%, 05/15/19 (Call 04/15/19)	662	658,710
Enbridge Energy Partners LP,
9.88%, 03/01/19	337	349,843

264

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy Transfer Partners LP
9.00%, 04/15/19(a)	$620	$645,408
9.70%, 03/15/19	462	480,831
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	1,447	1,438,665
6.50%, 01/31/19	942	958,758
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,132	1,130,460
9.00%, 02/01/19	685	705,434
Kinder Morgan Inc./DE,
3.05%, 12/01/19 (Call 11/01/19)	2,227	2,225,575
Magellan Midstream Partners LP,
6.55%, 07/15/19	408	422,043
ONEOK Partners LP,
8.63%, 03/01/19	378	390,145
Plains All American Pipeline LP/PAA Finance Corp.,
2.60%, 12/15/19 (Call 11/15/19)	1,111	1,099,223
TransCanada PipeLines Ltd.
2.13%, 11/15/19	1,461	1,444,564
3.13%, 01/15/19(a)	1,046	1,047,883
7.13%, 01/15/19	215	219,197

		14,502,804
REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Tower Corp.,
3.40%, 02/15/19	1,547	1,551,579
Boston Properties LP,
5.88%, 10/15/19 (Call 07/15/19)(a)	1,243	1,275,281
ERP Operating LP,
2.38%, 07/01/19 (Call 06/01/19)(a)	1,264	1,258,666
Government Properties Income Trust,
3.75%, 08/15/19 (Call 07/15/19)	350	350,781
HCP Inc.,
3.75%, 02/01/19 (Call 12/01/18)(a)	1,117	1,118,307
Kimco Realty Corp.,
6.88%, 10/01/19	564	587,660
Senior Housing Properties Trust,
3.25%, 05/01/19 (Call 02/01/19)	452	452,276
Simon Property Group LP,
2.20%, 02/01/19 (Call 11/01/18)	1,575	1,571,960
VEREIT Operating Partnership LP,
3.00%, 02/06/19 (Call 01/06/19)	1,127	1,126,504
Welltower Inc.,
4.13%, 04/01/19 (Call 01/01/19)	670	673,249
Weyerhaeuser Co.,
7.38%, 10/01/19	727	761,438

		10,727,701
RETAIL — 1.7%
Costco Wholesale Corp.,
1.70%, 12/15/19	1,761	1,736,416
Home Depot Inc. (The),
2.00%, 06/15/19 (Call 05/15/19)(a)	1,616	1,608,356
Lowe’s Companies Inc.,
1.15%, 04/15/19	417	412,813
McDonald’s Corp.
1.88%, 05/29/19	555	551,376
5.00%, 02/01/19(a)	335	338,923
QVC Inc.,
3.13%, 04/01/19	250	249,805
Target Corp.,
2.30%, 06/26/19(a)	1,640	1,635,080
Walgreens Boots Alliance Inc.,
2.70%, 11/18/19 (Call 10/18/19)(a)	2,372	2,363,200
Walmart Inc.
1.75%, 10/09/19	1,814	1,794,246
4.13%, 02/01/19	463	466,760

		11,156,975
SEMICONDUCTORS — 0.3%
Texas Instruments Inc.,
1.65%, 08/03/19	1,136	1,123,913
Xilinx Inc.,
2.13%, 03/15/19	598	595,787

		1,719,700
SOFTWARE — 2.1%
CA Inc.,
5.38%, 12/01/19	1,100	1,127,819
Microsoft Corp.
1.10%, 08/08/19	3,912	3,856,724
4.20%, 06/01/19(a)	1,123	1,138,935

Security	Par/ Shares (000)	Value
Oracle Corp.
2.25%, 10/08/19	$2,943	$2,928,138
2.38%, 01/15/19	1,976	1,975,427
5.00%, 07/08/19(a)	2,793	2,854,725

		13,881,768
TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV,
5.00%, 10/16/19	1,100	1,121,560
AT&T Inc.
2.30%, 03/11/19(a)	2,102	2,096,135
5.80%, 02/15/19	2,021	2,053,013
5.88%, 10/01/19	2,770	2,860,025
British Telecommunications PLC,
2.35%, 02/14/19(a)	695	693,103
Cisco Systems Inc.
1.40%, 09/20/19(a)	2,563	2,527,528
1.60%, 02/28/19(a)	1,557	1,549,293
2.13%, 03/01/19(a)	2,612	2,606,802
4.95%, 02/15/19(a)	2,335	2,365,448
Deutsche Telekom International Finance BV,
6.00%, 07/08/19	1,415	1,455,993
Juniper Networks Inc.,
3.13%, 02/26/19	655	655,550
Orange SA
1.63%, 11/03/19	2,049	2,014,147
2.75%, 02/06/19	1,398	1,397,203
5.38%, 07/08/19	1,775	1,816,073
Telefonica Emisiones SAU,
5.88%, 07/15/19	1,656	1,702,252

		26,914,125
TRANSPORTATION — 1.1%
Burlington Northern Santa Fe LLC,
4.70%, 10/01/19	960	979,805
Canadian National Railway Co.,
5.55%, 03/01/19(a)	787	799,474
Canadian Pacific Railway Co.,
7.25%, 05/15/19	215	222,265
FedEx Corp.,
8.00%, 01/15/19(a)	756	773,426
Norfolk Southern Corp.,
5.90%, 06/15/19	489	501,543
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	898	891,606
2.55%, 06/01/19 (Call 05/01/19)	748	746,205
Union Pacific Corp.,
2.25%, 02/15/19	620	618,642
United Parcel Service Inc.,
5.13%, 04/01/19(a)	1,674	1,700,399

		7,233,365
TRUCKING & LEASING — 0.1%
GATX Corp.,
2.50%, 03/15/19	762	760,141

TOTAL CORPORATE BONDS & NOTES — 97.3%
(Cost: $632,303,749)		629,187,752

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(e)(f)	68,109	68,129,199

265

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(e)	11,744	$11,744,098

		79,873,297

TOTAL SHORT-TERM INVESTMENTS — 12.4%
(Cost: $79,861,257)		79,873,297

TOTAL INVESTMENTS IN SECURITIES — 109.7%
(Cost: $712,165,006)		709,061,049
Other Assets, Less Liabilities — (9.7)%		(62,759,608)

NET ASSETS — 100.0%		$646,301,441

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,235	56,874	(a)	—	68,109	$68,129,199	$75,134	(b)	$(3,219)	$11,446
BlackRock Cash Funds: Treasury, SL Agency Shares	4,492	7,252	(a)	—	11,744	11,744,098	110,730		—	—
PNC Bank N.A. 1.45%, 07/29/19	900	350		—	1,250	1,234,800	11,683		—	(3,513)
1.95%, 03/04/19	840	575		—	1,415	1,409,354	15,034		—	(3,859)
2.20%, 01/28/19	250	775		—	1,025	1,023,093	9,664		—	(1,944)
2.25%, 07/02/19	1,250	635		—	1,885	1,877,912	22,000		—	(7,588)
2.40%, 10/18/19	1,000	960		—	1,960	1,947,299	23,441		—	(13,880)
PNC Financial Services Group Inc. (The) 6.70%, 06/10/19	460	160		—	620	640,503	9,067		—	(3,616)
6.88%, 05/15/19	—	581		—	581	599,307	9,574		—	(2,585)

						$88,605,565	$286,327		$(3,219)	$(25,539)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$629,187,752	$—	$629,187,752
Money Market Funds	79,873,297	—	—	79,873,297

	$79,873,297	$629,187,752	$—	$709,061,049

266

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.2%
Omnicom Group Inc./Omnicom Capital Inc.,
4.45%, 08/15/20	$1,187	$1,213,340

AEROSPACE & DEFENSE — 1.8%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	815	793,248
4.88%, 02/15/20	1,380	1,422,559
General Dynamics Corp.,
2.88%, 05/11/20	1,300	1,297,413
Harris Corp.,
2.70%, 04/27/20 (Call 03/27/20)	1,047	1,037,755
Lockheed Martin Corp.,
2.50%, 11/23/20 (Call 10/23/20)(a)	2,762	2,725,265
Raytheon Co.
3.13%, 10/15/20	1,601	1,605,163
4.40%, 02/15/20	532	543,736
United Technologies Corp.
1.90%, 05/04/20(a)	1,820	1,784,819
4.50%, 04/15/20	1,875	1,918,406

		13,128,364
AGRICULTURE — 1.5%
Altria Group Inc.,
2.63%, 01/14/20 (Call 12/14/19)	1,902	1,891,501
BAT Capital Corp.,
2.30%, 08/14/20(b)	2,648	2,598,006
Bunge Ltd. Finance Corp.,
3.50%, 11/24/20 (Call 10/24/20)(a)	340	339,517
Philip Morris International Inc.
2.00%, 02/21/20	1,495	1,472,530
4.50%, 03/26/20	1,696	1,735,856
Reynolds American Inc.
3.25%, 06/12/20	2,072	2,070,529
6.88%, 05/01/20	892	945,404

		11,053,343
AIRLINES — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	597	584,397
2.88%, 03/13/20	1,423	1,411,730
Southwest Airlines Co.,
2.65%, 11/05/20 (Call 10/05/20)	602	595,270

		2,591,397
APPAREL — 0.1%
Ralph Lauren Corp.,
2.63%, 08/18/20 (Call 07/18/20)	505	499,243

AUTO MANUFACTURERS — 3.4%
American Honda Finance Corp.
2.15%, 03/13/20	730	719,583
1.95%, 07/20/20	1,145	1,119,993
2.00%, 02/14/20	621	611,592
2.45%, 09/24/20(a)	1,337	1,318,870
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,700	1,655,698
2.46%, 03/27/20(a)	1,500	1,476,105
2.68%, 01/09/20	1,350	1,337,202
3.16%, 08/04/20	2,800	2,778,132
8.13%, 01/15/20	875	932,654
General Motors Financial Co. Inc.
2.65%, 04/13/20(a)	946	934,544
3.15%, 01/15/20 (Call 12/15/19)	2,395	2,390,833
3.20%, 07/13/20 (Call 06/13/20)(a)	2,777	2,764,726
3.70%, 11/24/20 (Call 10/24/20)	1,815	1,820,445
PACCAR Financial Corp.,
1.95%, 02/27/20	419	412,371
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,575	1,547,752
2.15%, 03/12/20	1,758	1,735,234

Security	Par (000)	Value
2.20%, 01/10/20	$650	$642,947
4.50%, 06/17/20	372	381,955

		24,580,636
AUTO PARTS & EQUIPTMENT — 0.1%
Aptiv PLC,
3.15%, 11/19/20 (Call 10/19/20)(a)	400	396,960

BANKS — 31.5%
Australia & New Zealand Banking Group Ltd.,
2.13%, 08/19/20	600	585,828
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	700	684,348
2.70%, 11/16/20	2,700	2,668,410
Banco Bilbao Vizcaya Argentaria SA,
3.00%, 10/20/20(a)	1,070	1,059,781
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	1,740	1,699,580
2.63%, 10/19/20(a)	3,215	3,177,642
5.63%, 07/01/20	3,010	3,144,095
Series L,
2.25%, 04/21/20	3,243	3,197,306
Bank of Montreal
2.10%, 06/15/20	1,842	1,808,310
3.10%, 07/13/20	325	324,825
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	2,145	2,109,050
2.60%, 08/17/20 (Call 07/17/20)	1,897	1,879,832
4.60%, 01/15/20	565	577,752
Series G,
2.15%, 02/24/20 (Call 01/24/20)	1,980	1,953,092
Bank of Nova Scotia (The)
2.15%, 07/14/20	1,631	1,599,783
2.35%, 10/21/20	2,247	2,205,655
Barclays Bank PLC,
5.14%, 10/14/20(a)	1,465	1,502,856
Barclays PLC,
2.88%, 06/08/20	1,750	1,730,015
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)(a)	3,135	3,107,161
2.63%, 06/29/20 (Call 05/29/20)	3,223	3,191,737
BNP Paribas SA,
2.38%, 05/21/20	1,450	1,427,525
BPCE SA,
2.25%, 01/27/20	600	591,552
Branch Banking & Trust Co.,
2.25%, 06/01/20 (Call 05/01/20)	250	245,905
Canadian Imperial Bank of Commerce,
2.10%, 10/05/20(a)	1,546	1,507,350
Capital One Financial Corp.,
2.50%, 05/12/20 (Call 04/12/20)(a)	3,545	3,496,044
Capital One N.A.,
2.35%, 01/31/20 (Call 12/31/19)(a)	1,695	1,674,948
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,885	1,845,698
2.13%, 10/20/20 (Call 09/20/20)	1,150	1,120,077
3.05%, 05/01/20 (Call 04/01/20)	2,000	1,995,400
Citigroup Inc.
2.40%, 02/18/20(a)	4,039	3,995,621
2.45%, 01/10/20 (Call 12/10/19)	2,995	2,971,759
2.65%, 10/26/20	4,874	4,804,935
5.38%, 08/09/20	1,448	1,510,626
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	735	720,013
2.25%, 03/02/20 (Call 02/03/20)	1,050	1,032,307
2.25%, 10/30/20 (Call 09/30/20)	1,200	1,168,536
Comerica Bank,
2.50%, 06/02/20	250	246,595
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	910	896,659
2.40%, 11/02/20(a)	1,000	978,910
Cooperatieve Rabobank UA/NY,
2.25%, 01/14/20	1,475	1,455,943

267

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Credit Suisse AG/New York NY
4.38%, 08/05/20	$750	$766,702
5.40%, 01/14/20(a)	3,309	3,400,395
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,050	2,028,311
3.13%, 12/10/20(a)	2,345	2,324,927
Deutsche Bank AG,
2.95%, 08/20/20	1,529	1,497,380
Deutsche Bank AG/New York NY,
2.70%, 07/13/20	2,566	2,507,316
Discover Bank,
3.10%, 06/04/20 (Call 05/04/20)(a)	1,640	1,632,325
Fifth Third Bancorp.,
2.88%, 07/27/20 (Call 06/27/20)(a)	2,511	2,494,176
First Horizon National Corp.,
3.50%, 12/15/20 (Call 11/15/20)	700	699,818
Goldman Sachs Bank USA/New York NY,
3.20%, 06/05/20(a)	815	816,410
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	3,453	3,417,987
2.75%, 09/15/20 (Call 08/15/20)	3,710	3,677,686
5.38%, 03/15/20	3,693	3,819,818
Series D,
6.00%, 06/15/20	1,770	1,855,756
HSBC Bank USA N.A.,
4.88%, 08/24/20	1,120	1,152,379
HSBC USA Inc.
2.35%, 03/05/20(a)	2,085	2,059,626
2.75%, 08/07/20	2,460	2,439,484
5.00%, 09/27/20(a)	1,125	1,157,524
Huntington Bancshares Inc./OH,
7.00%, 12/15/20(a)	200	214,550
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	450	443,853
2.40%, 04/01/20 (Call 03/01/20)	1,000	985,630
2.88%, 08/20/20 (Call 07/20/20)(a)	500	495,540
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	5,266	5,205,757
2.55%, 10/29/20 (Call 09/29/20)(a)	3,515	3,461,080
2.75%, 06/23/20 (Call 05/23/20)	3,302	3,278,820
4.25%, 10/15/20	3,378	3,445,661
4.40%, 07/22/20	4,036	4,127,133
4.95%, 03/25/20	2,090	2,149,649
KeyBank N.A./Cleveland OH,
2.25%, 03/16/20	545	536,978
KeyCorp.,
2.90%, 09/15/20	2,748	2,724,395
Lloyds Bank PLC,
2.70%, 08/17/20(a)	1,300	1,284,868
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,000	976,850
2.10%, 02/06/20 (Call 01/06/20)	1,300	1,280,383
Morgan Stanley
2.65%, 01/27/20	4,627	4,596,878
2.80%, 06/16/20	4,305	4,272,411
5.50%, 01/26/20(a)	2,000	2,066,060
5.50%, 07/24/20	2,300	2,394,898
MUFG Americas Holdings Corp.,
2.25%, 02/10/20 (Call 01/10/20)	802	791,005
National Australia Bank Ltd./New York
2.13%, 05/22/20	1,300	1,275,742
2.25%, 01/10/20	1,150	1,135,958
2.63%, 07/23/20	1,350	1,333,489
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,350	1,323,405
2.20%, 11/02/20 (Call 10/02/20)	1,000	973,980
Natwest Markets PLC,
5.63%, 08/24/20	368	381,726
Northern Trust Corp.,
3.45%, 11/04/20	992	999,728
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)(c)	1,500	1,469,070
2.30%, 06/01/20 (Call 05/02/20)(c)	1,600	1,575,728

Security	Par (000)	Value
2.45%, 11/05/20 (Call 10/06/20)(c)	$1,550	$1,522,565
2.60%, 07/21/20 (Call 06/21/20)(c)	550	543,972
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(c)	1,014	1,036,237
5.13%, 02/08/20(c)	1,274	1,311,914
RBC USA Holdco Corp.,
5.25%, 09/15/20	290	301,876
Royal Bank of Canada
2.13%, 03/02/20(a)	2,578	2,539,407
2.15%, 03/06/20(a)	1,359	1,338,832
2.15%, 10/26/20	2,029	1,984,281
2.35%, 10/30/20	2,217	2,175,320
Santander Holdings USA Inc.,
2.65%, 04/17/20 (Call 03/17/20)	2,079	2,053,262
Santander UK Group Holdings PLC,
2.88%, 10/16/20	2,288	2,258,142
Santander UK PLC,
2.38%, 03/16/20	2,125	2,094,145
Skandinaviska Enskilda Banken AB,
2.30%, 03/11/20	800	788,544
State Street Corp.,
2.55%, 08/18/20(a)	2,861	2,833,763
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	2,050	2,026,056
2.45%, 10/20/20	250	244,868
2.51%, 01/17/20	1,750	1,731,380
2.65%, 07/23/20	1,000	985,740
SunTrust Bank/Atlanta GA,
2.25%, 01/31/20 (Call 12/31/19)	1,152	1,137,784
Svenska Handelsbanken AB
1.95%, 09/08/20	300	291,957
2.40%, 10/01/20	1,800	1,764,828
Toronto-Dominion Bank (The)
1.85%, 09/11/20	1,128	1,097,172
2.50%, 12/14/20(a)	3,994	3,928,019
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)(a)	1,580	1,556,379
2.05%, 10/23/20 (Call 09/23/20)(a)	1,600	1,562,160
2.35%, 01/23/20 (Call 12/23/19)	500	495,025
UBS AG/Stamford CT
2.35%, 03/26/20(a)	2,100	2,075,115
4.88%, 08/04/20	340	349,965
Wells Fargo & Co.
2.55%, 12/07/20	3,545	3,486,011
2.60%, 07/22/20(a)	3,670	3,629,924
Series N,
2.15%, 01/30/20(a)	3,825	3,771,182
Wells Fargo Bank N.A.,
2.40%, 01/15/20	250	247,563
Westpac Banking Corp.
2.15%, 03/06/20	2,242	2,207,294
2.30%, 05/26/20	1,489	1,464,431
2.60%, 11/23/20	3,187	3,140,119
3.05%, 05/15/20	645	643,910

		225,461,848
BEVERAGES — 2.2%
Coca-Cola Co. (The)
1.88%, 10/27/20(a)	3,072	3,004,662
2.45%, 11/01/20(a)	1,697	1,685,223
3.15%, 11/15/20	1,942	1,951,186
Coca-Cola European Partners PLC,
3.50%, 09/15/20	300	300,315
Coca-Cola Femsa SAB de CV,
4.63%, 02/15/20	300	306,084
Diageo Capital PLC
3.00%, 05/18/20	405	404,595
4.83%, 07/15/20	927	957,072
Molson Coors Brewing Co.,
2.25%, 03/15/20 (Call 02/15/20)	730	718,524

268

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	$983	$965,984
2.15%, 10/14/20 (Call 09/14/20)	2,567	2,523,695
3.13%, 11/01/20	1,765	1,771,124
4.50%, 01/15/20	990	1,013,750

		15,602,214
BIOTECHNOLOGY — 2.6%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	1,603	1,576,647
2.20%, 05/11/20	1,702	1,675,585
3.45%, 10/01/20	1,480	1,489,679
Baxalta Inc.,
2.88%, 06/23/20 (Call 05/23/20)	1,580	1,564,406
Biogen Inc.,
2.90%, 09/15/20(a)	2,775	2,763,428
Bio-Rad Laboratories Inc.,
4.88%, 12/15/20	898	923,458
Celgene Corp.
2.88%, 08/15/20(a)	2,637	2,618,910
3.95%, 10/15/20	465	472,142
Genzyme Corp.,
5.00%, 06/15/20	323	334,534
Gilead Sciences Inc.
2.35%, 02/01/20	1,359	1,345,981
2.55%, 09/01/20	3,538	3,500,144

		18,264,914
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security Inc.,
3.00%, 06/15/20 (Call 05/15/20)	200	198,534
Johnson Controls International PLC,
5.00%, 03/30/20	695	713,994

		912,528
CHEMICALS — 1.9%
Dow Chemical Co. (The),
4.25%, 11/15/20 (Call 08/15/20)	2,651	2,701,183
Eastman Chemical Co.,
2.70%, 01/15/20 (Call 12/15/19)	1,907	1,895,081
EI du Pont de Nemours & Co.
2.20%, 05/01/20	3,187	3,140,693
4.63%, 01/15/20(a)	1,633	1,671,327
Nutrien Ltd.,
4.88%, 03/30/20	415	424,080
PPG Industries Inc.,
3.60%, 11/15/20(a)	88	88,710
Praxair Inc.,
2.25%, 09/24/20	300	294,882
Sherwin-Williams Co. (The),
2.25%, 05/15/20	3,479	3,425,737

		13,641,693
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing Inc.,
2.25%, 09/15/20 (Call 08/15/20)	2,202	2,170,621
Block Financial LLC,
4.13%, 10/01/20 (Call 09/01/20)	1,178	1,188,036
Ecolab Inc.,
2.25%, 01/12/20	358	353,554
Moody’s Corp.,
5.50%, 09/01/20	700	731,108
S&P Global Inc.,
3.30%, 08/14/20 (Call 07/14/20)(a)	495	495,436
Western Union Co. (The),
5.25%, 04/01/20(a)	178	182,934

		5,121,689
COMPUTERS — 2.3%
Apple Inc.
1.55%, 02/07/20	1,930	1,895,839
1.80%, 05/11/20	1,370	1,346,628
1.90%, 02/07/20(a)	2,070	2,044,394
2.00%, 05/06/20	2,187	2,157,738
2.00%, 11/13/20(a)	1,050	1,031,268
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (Call 09/15/20)	4,499	4,525,274
HP Inc.,
3.75%, 12/01/20	743	749,316

Security	Par (000)	Value
International Business Machines Corp.
1.63%, 05/15/20	$1,660	$1,623,331
1.90%, 01/27/20	850	838,227

		16,212,015
COSMETICS & PERSONAL CARE — 0.4%
Estee Lauder Companies Inc. (The),
1.80%, 02/07/20	876	861,082
Unilever Capital Corp.
1.80%, 05/05/20	1,395	1,366,932
2.10%, 07/30/20	585	574,359

		2,802,373
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20(a)	865	874,221
4.63%, 10/30/20	695	708,601
Air Lease Corp.
2.13%, 01/15/20(a)	1,118	1,098,089
4.75%, 03/01/20	234	238,732
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	2,819	2,782,635
2.38%, 05/26/20 (Call 04/25/20)	3,963	3,908,667
Series F,
2.60%, 09/14/20 (Call 08/14/20)	2,964	2,930,210
Ameriprise Financial Inc.,
5.30%, 03/15/20	669	691,706
Charles Schwab Corp. (The),
4.45%, 07/22/20	850	871,743
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	7,329	7,176,484
Intercontinental Exchange Inc.,
2.75%, 12/01/20 (Call 11/01/20)	2,385	2,364,155
International Lease Finance Corp.,
8.25%, 12/15/20	2,154	2,367,397
Lazard Group LLC,
4.25%, 11/14/20	974	990,422
Nasdaq Inc.,
5.55%, 01/15/20	1,112	1,149,830
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)(a)	643	634,075
2.30%, 11/01/20 (Call 10/01/20)(a)	802	784,909
2.35%, 06/15/20 (Call 05/15/20)	330	325,020
Nomura Holdings Inc.,
6.70%, 03/04/20	1,168	1,225,851
Stifel Financial Corp.,
3.50%, 12/01/20(a)	311	309,622
Synchrony Financial,
2.70%, 02/03/20 (Call 01/03/20)	1,491	1,471,632
Visa Inc.,
2.20%, 12/14/20 (Call 11/14/20)	4,728	4,647,671

		37,551,672
ELECTRIC — 4.1%
Ameren Corp.,
2.70%, 11/15/20 (Call 10/15/20)	1,229	1,211,204
American Electric Power Co. Inc.,
2.15%, 11/13/20	722	703,719
Berkshire Hathaway Energy Co.,
2.40%, 02/01/20 (Call 01/01/20)	608	602,516
CMS Energy Corp.,
6.25%, 02/01/20	734	764,505
Consolidated Edison Co. of New York Inc.,
4.45%, 06/15/20	340	348,095
Consolidated Edison Inc.,
2.00%, 03/15/20	859	844,234
Dominion Energy Inc.,
2.58%, 07/01/20	2,353	2,320,317
DTE Electric Co.,
3.45%, 10/01/20 (Call 07/01/20)	460	462,530
Duke Energy Indiana LLC,
3.75%, 07/15/20	937	949,219
Edison International,
2.13%, 04/15/20	1,050	1,028,990
Entergy Corp.,
5.13%, 09/15/20 (Call 06/15/20)	763	786,012
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,640	1,625,174
5.15%, 12/01/20 (Call 09/01/20)	916	944,286
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,229	2,218,925
4.00%, 10/01/20 (Call 07/01/20)	876	886,573

269

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia Power Co.
2.00%, 03/30/20	$462	$453,841
Series C,
2.00%, 09/08/20	696	678,816
Kentucky Utilities Co.,
3.25%, 11/01/20 (Call 08/01/20)	280	280,818
LG&E & KU Energy LLC,
3.75%, 11/15/20 (Call 08/15/20)	954	960,754
Nevada Power Co.,
Series BB,
2.75%, 04/15/20	325	323,326
Northern States Power Co./MN,
2.20%, 08/15/20 (Call 07/15/20)(a)	310	304,901
NV Energy Inc.,
6.25%, 11/15/20	823	875,269
Pacific Gas & Electric Co.,
3.50%, 10/01/20 (Call 07/01/20)(a)	1,136	1,133,001
Pinnacle West Capital Corp.,
2.25%, 11/30/20	90	87,648
PSEG Power LLC,
5.13%, 04/15/20	250	257,263
Public Service Co. of Colorado,
3.20%, 11/15/20 (Call 05/15/20)	1,160	1,160,719
Puget Energy Inc.,
6.50%, 12/15/20	485	516,486
Sempra Energy
2.40%, 02/01/20	542	535,295
2.40%, 03/15/20 (Call 02/15/20)	1,045	1,029,565
2.85%, 11/15/20 (Call 10/15/20)	798	787,690
Southern Co. (The),
2.75%, 06/15/20 (Call 05/15/20)	2,159	2,139,375
Southern Power Co.,
Series 15B,
2.38%, 06/01/20 (Call 05/01/20)	553	544,329
TECO Finance Inc.,
5.15%, 03/15/20	832	852,916
UIL Holdings Corp.,
4.63%, 10/01/20	108	110,220
WEC Energy Group Inc.,
2.45%, 06/15/20 (Call 05/15/20)	644	634,321

		29,362,852
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Emerson Electric Co.,
4.25%, 11/15/20	150	153,432

ELECTRONICS — 0.3%
Agilent Technologies Inc.,
5.00%, 07/15/20(a)	248	256,082
Amphenol Corp.,
2.20%, 04/01/20	650	639,158
Avnet Inc.,
5.88%, 06/15/20	100	104,136
Corning Inc.,
4.25%, 08/15/20	100	101,657
Flex Ltd.,
4.63%, 02/15/20	813	825,455
Jabil Inc.,
5.63%, 12/15/20	409	425,720

		2,352,208
ENVIRONMENTAL CONTROL — 0.3%
Republic Services Inc.,
5.00%, 03/01/20	801	823,076
Waste Management Inc.,
4.75%, 06/30/20	1,234	1,272,439

		2,095,515
FOOD — 1.7%
Hershey Co. (The)
2.90%, 05/15/20	325	324,370
4.13%, 12/01/20	355	363,165
Ingredion Inc.,
4.63%, 11/01/20	275	282,015
JM Smucker Co. (The),
2.50%, 03/15/20	932	923,034
Kellogg Co.,
4.00%, 12/15/20	1,796	1,834,991
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,759	2,737,342
5.38%, 02/10/20	1,544	1,596,527
Kroger Co. (The),
6.15%, 01/15/20	1,197	1,246,424
Mondelez International Inc.
3.00%, 05/07/20	1,065	1,062,796
5.38%, 02/10/20	170	175,389
Sysco Corp.,
2.60%, 10/01/20 (Call 09/01/20)	1,889	1,866,464

		12,412,517

Security	Par (000)	Value
GAS — 0.2%
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20 (Call 10/15/20)(a)	$1,229	$1,213,109

HEALTH CARE — PRODUCTS — 2.6%
Abbott Laboratories
2.00%, 03/15/20	1,554	1,528,592
2.80%, 09/15/20 (Call 08/15/20)	1,075	1,067,615
4.13%, 05/27/20	450	457,951
Becton Dickinson and Co.
2.40%, 06/05/20	807	793,112
3.25%, 11/12/20(a)	1,734	1,726,162
Boston Scientific Corp.
2.85%, 05/15/20	998	989,118
6.00%, 01/15/20	1,060	1,101,054
Covidien International Finance SA,
4.20%, 06/15/20(a)	434	442,164
Danaher Corp.,
2.40%, 09/15/20 (Call 08/15/20)	1,285	1,266,676
Life Technologies Corp.,
6.00%, 03/01/20	1,415	1,470,326
Medtronic Inc.,
2.50%, 03/15/20(a)	4,720	4,685,874
Stryker Corp.,
4.38%, 01/15/20	249	253,442
Thermo Fisher Scientific Inc.,
4.70%, 05/01/20	205	209,984
Zimmer Biomet Holdings Inc.,
2.70%, 04/01/20 (Call 03/01/20)	2,635	2,610,732

		18,602,802
HEALTH CARE — SERVICES — 1.6%
Anthem Inc.
2.50%, 11/21/20(a)	1,891	1,862,389
4.35%, 08/15/20	1,179	1,205,634
Cigna Corp.,
5.13%, 06/15/20(a)	200	207,032
Humana Inc.,
2.50%, 12/15/20	1,256	1,231,319
Laboratory Corp. of America Holdings
2.63%, 02/01/20	946	937,893
4.63%, 11/15/20 (Call 08/15/20)	200	205,100
Quest Diagnostics Inc.,
2.50%, 03/30/20 (Call 02/29/20)	645	637,208
UnitedHealth Group Inc.
2.70%, 07/15/20(a)	4,600	4,575,758
3.88%, 10/15/20 (Call 07/15/20)	611	620,263

		11,482,596
HOLDING COMPANIES — DIVERSIFIED — 0.1%
Ares Capital Corp.,
3.88%, 01/15/20 (Call 12/15/19)	477	478,006
FS Investment Corp.,
4.25%, 01/15/20 (Call 12/15/19)	100	100,096

		578,102
HOME BUILDERS — 0.1%
DR Horton Inc.,
4.00%, 02/15/20	1,036	1,044,734

INSURANCE — 2.2%
AEGON Funding Co. LLC,
5.75%, 12/15/20	276	289,839
Aflac Inc.,
2.40%, 03/16/20	675	668,230
Alterra Finance LLC,
6.25%, 09/30/20	225	237,339
American International Group Inc.
3.38%, 08/15/20(a)	1,702	1,707,089
6.40%, 12/15/20	950	1,015,569
Aon Corp.,
5.00%, 09/30/20(a)	677	699,111
AXIS Specialty Finance LLC,
5.88%, 06/01/20	556	579,741
Berkshire Hathaway Finance Corp.,
2.90%, 10/15/20	1,240	1,240,360
Chubb INA Holdings Inc.,
2.30%, 11/03/20 (Call 10/03/20)	1,200	1,178,760
CNA Financial Corp.,
5.88%, 08/15/20	620	649,772
Hartford Financial Services Group Inc. (The),
5.50%, 03/30/20	1,725	1,786,324
Manulife Financial Corp.,
4.90%, 09/17/20	210	215,933

270

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Marsh & McLennan Companies Inc.,
2.35%, 03/06/20 (Call 02/06/20)	$997	$983,889
PartnerRe Finance B LLC,
5.50%, 06/01/20	428	442,492
Prudential Financial Inc.
4.50%, 11/15/20(a)	535	549,552
5.38%, 06/21/20	1,630	1,695,053
Travelers Companies Inc. (The),
3.90%, 11/01/20	950	964,373
Unum Group,
5.63%, 09/15/20	460	479,720
WR Berkley Corp.,
5.38%, 09/15/20	150	155,693

		15,538,839
INTERNET — 1.0%
Amazon.com Inc.,
1.90%, 08/21/20	2,189	2,144,892
Baidu Inc.,
3.00%, 06/30/20	685	678,307
eBay Inc.
2.15%, 06/05/20	1,256	1,233,455
3.25%, 10/15/20 (Call 07/15/20)	990	991,020
Expedia Group Inc.,
5.95%, 08/15/20(a)	1,776	1,858,761

		6,906,435
LEISURE TIME — 0.2%
Carnival Corp.,
3.95%, 10/15/20(a)	1,125	1,142,663
Royal Caribbean Cruises Ltd.,
2.65%, 11/28/20	267	262,052

		1,404,715
LODGING — 0.0%
Marriott International Inc./MD,
3.38%, 10/15/20 (Call 07/15/20)(a)	195	195,146

MACHINERY — 1.6%
ABB Finance USA Inc.,
2.80%, 04/03/20	300	298,986
Caterpillar Financial Services Corp.
2.00%, 03/05/20	1,215	1,197,273
2.10%, 01/10/20	1,731	1,712,426
2.95%, 05/15/20	930	929,526
CNH Industrial Capital LLC,
4.38%, 11/06/20(a)	895	907,763
IDEX Corp.,
4.50%, 12/15/20 (Call 09/15/20)	310	315,388
John Deere Capital Corp.
1.70%, 01/15/20	1,224	1,203,277
1.95%, 06/22/20	1,149	1,127,307
2.05%, 03/10/20	632	622,381
2.20%, 03/13/20	378	373,415
2.38%, 07/14/20	807	796,727
Series 0014,
2.45%, 09/11/20	655	647,657
Rockwell Automation Inc.,
2.05%, 03/01/20 (Call 02/01/20)	150	147,333
Roper Technologies Inc.,
3.00%, 12/15/20 (Call 11/15/20)	1,513	1,500,745

		11,780,204
MANUFACTURING — 1.2%
3M Co.,
2.00%, 08/07/20	747	736,041
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,167	2,138,526
4.38%, 09/16/20(a)	1,501	1,536,619
5.50%, 01/08/20	1,933	1,996,886
5.55%, 05/04/20	1,137	1,181,741
Ingersoll-Rand Luxembourg Finance SA,
2.63%, 05/01/20 (Call 04/01/20)	485	479,825
Pall Corp.,
5.00%, 06/15/20	250	257,527

		8,327,165
MEDIA — 2.6%
21st Century Fox America Inc.,
5.65%, 08/15/20	506	529,013

Security	Par (000)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 07/23/20 (Call 06/23/20)	$3,165	$3,168,165
Comcast Corp.,
5.15%, 03/01/20(a)	2,750	2,836,817
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(b)	577	569,949
5.05%, 06/01/20	925	952,574
NBCUniversal Media LLC,
5.15%, 04/30/20	2,816	2,909,970
Time Warner Cable LLC,
5.00%, 02/01/20	2,101	2,143,377
Walt Disney Co. (The)
1.80%, 06/05/20	1,445	1,412,849
2.15%, 09/17/20	1,745	1,711,566
Warner Media LLC,
4.88%, 03/15/20(a)	2,618	2,681,801

		18,916,081
METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.,
2.25%, 06/15/20 (Call 05/15/20)	1,141	1,125,186

MINING — 0.0%
Southern Copper Corp.,
5.38%, 04/16/20	127	131,765

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.
2.75%, 09/01/20	585	572,516
2.80%, 05/15/20	715	704,733

		1,277,249
OIL & GAS — 4.4%
BP Capital Markets PLC
2.32%, 02/13/20	2,535	2,507,191
2.52%, 01/15/20	2,373	2,357,101
4.50%, 10/01/20	2,598	2,670,666
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	3,021	2,981,183
1.99%, 03/03/20(a)	920	908,380
2.42%, 11/17/20 (Call 10/17/20)	1,939	1,919,028
2.43%, 06/24/20 (Call 05/24/20)	1,210	1,200,659
EOG Resources Inc.,
2.45%, 04/01/20 (Call 03/01/20)	694	686,248
EQT Corp.,
2.50%, 10/01/20 (Call 09/01/20)	250	244,703
Exxon Mobil Corp.,
1.91%, 03/06/20 (Call 02/06/20)(a)	2,690	2,655,998
Marathon Oil Corp.,
2.70%, 06/01/20 (Call 05/01/20)	1,096	1,080,656
Marathon Petroleum Corp.,
3.40%, 12/15/20 (Call 11/15/20)	735	735,478
Pioneer Natural Resources Co.,
7.50%, 01/15/20	140	148,324
Shell International Finance BV
2.13%, 05/11/20(a)	3,323	3,279,269
2.25%, 11/10/20(a)	2,235	2,198,011
4.38%, 03/25/20	2,118	2,167,837
Total Capital SA,
4.45%, 06/24/20	2,785	2,858,468
Valero Energy Corp.,
6.13%, 02/01/20	1,051	1,092,000

		31,691,200
PACKAGING & CONTAINERS — 0.1%
WestRock RKT Co.,
3.50%, 03/01/20	395	395,067

PHARMACEUTICALS — 4.0%
AbbVie Inc.,
2.50%, 05/14/20 (Call 04/14/20)	5,175	5,116,108
Allergan Funding SCS,
3.00%, 03/12/20 (Call 02/12/20)	5,540	5,517,175
Allergan Inc./U.S.,
3.38%, 09/15/20	849	849,688
AstraZeneca PLC,
2.38%, 11/16/20	2,601	2,552,127
Cardinal Health Inc.,
4.63%, 12/15/20	674	690,884
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	4,950	4,904,311
3.13%, 03/09/20(a)	510	509,847

271

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Express Scripts Holding Co.,
2.60%, 11/30/20(a)	$804	$787,832
Johnson & Johnson,
2.95%, 09/01/20	630	634,108
Mead Johnson Nutrition Co.,
3.00%, 11/15/20	1,071	1,063,289
Medco Health Solutions Inc.,
4.13%, 09/15/20	415	420,229
Merck & Co. Inc.,
1.85%, 02/10/20	1,678	1,654,088
Mylan NV,
3.75%, 12/15/20 (Call 11/15/20)	768	772,785
Novartis Capital Corp.
1.80%, 02/14/20	1,057	1,040,236
4.40%, 04/24/20(a)	1,665	1,706,109
Pfizer Inc.,
5.20%, 08/12/20(a)	245	255,802
Zoetis Inc.,
3.45%, 11/13/20 (Call 10/13/20)(a)	396	396,843

		28,871,461
PIPELINES — 2.2%
Columbia Pipeline Group Inc.,
3.30%, 06/01/20 (Call 05/01/20)	1,035	1,030,415
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,153	1,173,962
5.20%, 03/15/20	501	514,898
Energy Transfer Partners LP,
4.15%, 10/01/20 (Call 08/01/20)	1,621	1,640,193
Energy Transfer Partners LP/Regency Energy Finance Corp.,
5.75%, 09/01/20 (Call 06/01/20)	360	373,831
Enterprise Products Operating LLC
5.20%, 09/01/20(a)	1,626	1,690,308
5.25%, 01/31/20	1,102	1,136,019
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,253	1,300,138
6.50%, 04/01/20	655	687,645
6.85%, 02/15/20	989	1,039,815
ONEOK Partners LP,
3.80%, 03/15/20 (Call 02/15/20)	160	160,792
Phillips 66 Partners LP,
2.65%, 02/15/20 (Call 01/15/20)	250	247,462
Plains All American Pipeline LP/PAA Finance Corp.,
5.75%, 01/15/20(a)	530	546,483
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	1,392	1,408,523
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	771	780,784
5.25%, 03/15/20	2,130	2,193,410

		15,924,678
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Alexandria Real Estate Equities Inc.,
2.75%, 01/15/20 (Call 12/15/19)	276	273,604
American Campus Communities Operating Partnership LP,
3.35%, 10/01/20 (Call 09/01/20)(a)	838	834,799
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,672	1,654,829
5.05%, 09/01/20	1,061	1,095,313
AvalonBay Communities Inc.,
3.63%, 10/01/20 (Call 07/01/20)(a)	630	634,397
Boston Properties LP,
5.63%, 11/15/20 (Call 08/15/20)	1,537	1,605,873
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	592	591,041
5.88%, 02/01/20 (Call 11/03/19)	740	762,555
ERP Operating LP,
4.75%, 07/15/20 (Call 04/15/20)	1,195	1,224,516
HCP Inc.,
2.63%, 02/01/20 (Call 11/01/19)	1,936	1,914,530
Liberty Property LP,
4.75%, 10/01/20 (Call 07/01/20)(a)	303	310,014
Select Income REIT,
3.60%, 02/01/20 (Call 01/01/20)	431	428,130
Simon Property Group LP,
2.50%, 09/01/20 (Call 06/01/20)	1,753	1,728,511
UDR Inc.,
3.70%, 10/01/20 (Call 07/01/20)	535	537,680

Security	Par (000)	Value
Ventas Realty LP/Ventas Capital Corp.,
2.70%, 04/01/20 (Call 01/01/20)	$1,226	$1,214,120
Welltower Inc.,
6.13%, 04/15/20	524	547,439

		15,357,351
RETAIL — 2.0%
Advance Auto Parts Inc.,
5.75%, 05/01/20	115	119,541
AutoNation Inc.,
5.50%, 02/01/20	582	599,693
AutoZone Inc.,
4.00%, 11/15/20 (Call 08/15/20)	560	567,784
Costco Wholesale Corp.,
1.75%, 02/15/20	675	663,991
Home Depot Inc. (The)
1.80%, 06/05/20(a)	969	950,453
3.95%, 09/15/20 (Call 06/15/20)	683	695,704
Lowe’s Companies Inc.,
4.63%, 04/15/20 (Call 10/15/19)	405	413,335
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	1,908	1,880,162
2.75%, 12/09/20 (Call 11/09/20)(a)	2,223	2,206,061
3.50%, 07/15/20	245	247,070
Nordstrom Inc.,
4.75%, 05/01/20	622	639,410
Starbucks Corp.,
2.20%, 11/22/20	828	810,007
Target Corp.,
3.88%, 07/15/20	1,493	1,518,650
Walmart Inc.
1.90%, 12/15/20(a)	1,535	1,501,921
3.25%, 10/25/20	110	110,956
3.63%, 07/08/20	1,245	1,263,588

		14,188,326
SAVINGS & LOANS — 0.1%
First Niagara Financial Group Inc.,
6.75%, 03/19/20	355	373,446

SEMICONDUCTORS — 1.9%
Analog Devices Inc.,
2.85%, 03/12/20(a)	565	561,627
Applied Materials Inc.,
2.63%, 10/01/20 (Call 09/01/20)	738	730,406
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 01/15/20	4,222	4,167,198
Intel Corp.
1.85%, 05/11/20(a)	918	902,633
2.45%, 07/29/20	2,952	2,927,587
Lam Research Corp.,
2.75%, 03/15/20 (Call 02/15/20)	548	543,950
QUALCOMM Inc.,
2.25%, 05/20/20	2,906	2,861,625
Texas Instruments Inc.,
1.75%, 05/01/20 (Call 04/01/20)	704	690,554

		13,385,580
SOFTWARE — 2.9%
Adobe Systems Inc.,
4.75%, 02/01/20	1,379	1,416,068
Autodesk Inc.,
3.13%, 06/15/20 (Call 05/15/20)	815	813,142
Broadridge Financial Solutions Inc.,
3.95%, 09/01/20(a)	852	862,028
CA Inc.,
3.60%, 08/01/20 (Call 07/01/20)	435	435,139
Fidelity National Information Services Inc.,
3.63%, 10/15/20 (Call 09/15/20)	2,754	2,769,478
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	1,280	1,268,224
4.63%, 10/01/20(a)	555	568,980
Microsoft Corp.
1.85%, 02/06/20(a)	2,298	2,268,907
1.85%, 02/12/20 (Call 01/12/20)	1,966	1,940,580
2.00%, 11/03/20 (Call 10/03/20)	3,114	3,058,166
3.00%, 10/01/20	1,969	1,978,215
Oracle Corp.,
3.88%, 07/15/20(a)	1,537	1,565,588
VMware Inc.,
2.30%, 08/21/20	2,067	2,021,009

		20,965,524

272

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TELECOMMUNICATIONS — 2.7%
America Movil SAB de CV,
5.00%, 03/30/20	$1,550	$1,586,890
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	4,100	4,044,855
5.20%, 03/15/20	1,862	1,920,299
Cisco Systems Inc.
2.45%, 06/15/20	2,844	2,819,627
4.45%, 01/15/20	3,754	3,840,680
Telefonica Emisiones SAU,
5.13%, 04/27/20	2,462	2,536,697
Verizon Communications Inc.,
2.63%, 02/21/20	2,808	2,795,420

		19,544,468
TRANSPORTATION — 0.8%
Canadian National Railway Co.,
2.40%, 02/03/20	420	416,241
CSX Corp.,
3.70%, 10/30/20 (Call 07/30/20)	798	805,238
FedEx Corp.,
2.30%, 02/01/20	1,241	1,231,060
Norfolk Southern Railway Co.,
9.75%, 06/15/20	473	528,204
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)(a)	357	351,934
2.65%, 03/02/20 (Call 02/02/20)	697	690,622
Union Pacific Corp.,
2.25%, 06/19/20 (Call 05/19/20)(a)	885	871,566
United Parcel Service of America Inc.,
8.38%, 04/01/20	562	609,916

		5,504,781
TRUCKING & LEASING — 0.1%
GATX Corp.,
2.60%, 03/30/20 (Call 02/28/20)(a)	446	439,702

TOTAL CORPORATE BONDS & NOTES — 97.9%
(Cost: $709,200,087)		700,576,465

Security	Shares (000)	Value

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	39,960	$39,972,153
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	9,892	9,891,919

		49,864,072

TOTAL SHORT-TERM INVESTMENTS — 6.9% (Cost: $49,856,125)		49,864,072

TOTAL INVESTMENTS IN SECURITIES — 104.8% (Cost: $759,056,212)		750,440,537
Other Assets, Less Liabilities — (4.8)%		(34,589,221)

NET ASSETS — 100.0%		$715,851,316

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,839	28,121	(a)	—	39,960	$39,972,153	$61,200	(b)	$(1,046)	$7,115
BlackRock Cash Funds: Treasury, SL Agency Shares	5,087	4,805	(a)	—	9,892	9,891,919	60,296		—	—
PNC Bank N.A.
2.00%, 05/19/20	1,500	—		—	1,500	1,469,070	21,572		—	(26,582)
2.30%, 06/01/20	250	1,350		—	1,600	1,575,728	19,519		—	(23,703)
2.45%, 11/05/20	1,000	550		—	1,550	1,522,565	23,279		—	(27,876)
2.60%, 07/21/20	250	300		—	550	543,972	6,836		—	(6,111)
PNC Funding Corp.
4.38%, 08/11/20	371	643		—	1,014	1,036,237	14,657		—	(13,836)
5.13%, 02/08/20	497	777		—	1,274	1,311,914	14,895		—	(11,471)

						$57,323,558	$222,254		$(1,046)	$(102,464)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

273

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$700,576,465	$—	$700,576,465
Money Market Funds	49,864,072	—	—	49,864,072

	$49,864,072	$700,576,465	$—	$750,440,537

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

274

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.2%
WPP Finance 2010,
4.75%, 11/21/21(a)	$1,247	$1,279,098

AEROSPACE & DEFENSE — 1.3%
Boeing Co. (The),
2.35%, 10/30/21	1,255	1,233,778
General Dynamics Corp.
3.00%, 05/11/21	1,335	1,329,153
3.88%, 07/15/21 (Call 04/15/21)	731	745,942
L3 Technologies Inc.,
4.95%, 02/15/21 (Call 11/15/20)(a)	1,015	1,047,226
Lockheed Martin Corp.,
3.35%, 09/15/21	2,148	2,158,525
Northrop Grumman Corp.,
3.50%, 03/15/21	969	974,872
United Technologies Corp.,
1.95%, 11/01/21 (Call 10/01/21)	2,065	1,978,931

		9,468,427
AGRICULTURE — 0.8%
Altria Group Inc.,
4.75%, 05/05/21(a)	2,442	2,537,751
Archer-Daniels-Midland Co.,
4.48%, 03/01/21	372	384,082
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	1,521	1,475,705
2.90%, 11/15/21(a)	1,616	1,596,155
4.13%, 05/17/21	180	183,771

		6,177,464
AIRLINES — 0.0%
Delta Air Lines Inc.,
3.40%, 04/19/21	285	283,410

APPAREL — 0.1%
VF Corp.,
3.50%, 09/01/21 (Call 06/01/21)	430	433,952

AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp.
1.65%, 07/12/21	995	952,454
1.70%, 09/09/21	1,996	1,905,960
2.65%, 02/12/21	704	694,573
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,015	1,988,865
3.34%, 03/18/21	2,675	2,646,698
3.47%, 04/05/21	700	694,141
5.75%, 02/01/21	1,610	1,685,332
5.88%, 08/02/21	3,170	3,341,465
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	3,208	3,161,612
3.55%, 04/09/21(a)	235	234,448
4.20%, 03/01/21 (Call 02/01/21)(a)	2,328	2,359,638
4.38%, 09/25/21	2,327	2,365,093
PACCAR Financial Corp.
2.80%, 03/01/21	829	821,299
3.10%, 05/10/21	466	464,565
Toyota Motor Corp.,
3.18%, 07/20/21	600	600,846
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,428	1,381,976
2.75%, 05/17/21	1,552	1,534,944
2.95%, 04/13/21	500	497,360
3.40%, 09/15/21(a)	1,220	1,229,370
4.25%, 01/11/21	1,118	1,146,956

		29,707,595
BANKS — 34.6%
Australia & New Zealand Banking Group Ltd.,
3.30%, 05/17/21	1,350	1,345,356
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	1,930	1,872,274
2.55%, 11/23/21	850	824,713

Security	Par (000)	Value
Bancolombia SA,
5.95%, 06/03/21	$1,080	$1,144,368
Bank of America Corp.
2.63%, 04/19/21	3,179	3,122,732
5.00%, 05/13/21(a)	2,090	2,181,417
5.88%, 01/05/21	1,780	1,881,976
Bank of Montreal,
1.90%, 08/27/21	4,080	3,912,026
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	3,034	2,936,366
2.50%, 04/15/21 (Call 03/15/21)	2,359	2,315,547
3.55%, 09/23/21 (Call 08/23/21)(a)	1,839	1,851,450
4.15%, 02/01/21	105	107,312
Bank of Nova Scotia (The)
2.45%, 03/22/21	3,253	3,181,889
2.50%, 01/08/21	1,196	1,173,515
2.80%, 07/21/21(a)	1,770	1,742,636
3.13%, 04/20/21	660	655,585
4.38%, 01/13/21	689	705,715
Barclays Bank PLC,
2.65%, 01/11/21 (Call 12/11/20)	2,690	2,634,801
Barclays PLC
3.20%, 08/10/21	2,265	2,221,716
3.25%, 01/12/21	1,775	1,751,339
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,014	2,910,288
2.15%, 02/01/21 (Call 01/01/21)(a)	920	896,071
3.20%, 09/03/21 (Call 08/03/21)	300	298,170
BNP Paribas SA,
5.00%, 01/15/21	4,569	4,739,104
BPCE SA
2.65%, 02/03/21(a)	1,050	1,028,276
2.75%, 12/02/21	2,080	2,023,715
Branch Banking & Trust Co.,
2.85%, 04/01/21 (Call 03/01/21)	545	539,397
Canadian Imperial Bank of Commerce,
2.70%, 02/02/21	1,681	1,652,557
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	840	838,085
4.75%, 07/15/21	3,215	3,317,301
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	1,275	1,222,942
2.95%, 07/23/21 (Call 06/23/21)	1,695	1,664,151
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	630	621,854
3.40%, 07/23/21 (Call 06/23/21)	350	350,067
Citigroup Inc.
2.35%, 08/02/21	2,708	2,622,400
2.70%, 03/30/21(a)	4,810	4,723,564
2.90%, 12/08/21 (Call 11/08/21)	3,556	3,479,653
Citizens Bank N.A./Providence RI,
2.55%, 05/13/21 (Call 04/13/21)	1,450	1,412,025
Citizens Financial Group Inc.,
2.38%, 07/28/21 (Call 06/28/21)	1,305	1,257,798
Commonwealth Bank of Australia/New York NY,
2.55%, 03/15/21(a)	1,290	1,261,685
Compass Bank,
3.50%, 06/11/21 (Call 05/11/21)(a)	1,050	1,047,375
Cooperatieve Rabobank UA,
4.50%, 01/11/21	3,433	3,524,043
Cooperatieve Rabobank UA/NY,
2.50%, 01/19/21	2,915	2,857,079
Credit Suisse AG/New York NY,
3.00%, 10/29/21(a)	2,775	2,743,171
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 04/16/21	2,810	2,802,413
Deutsche Bank AG
3.13%, 01/13/21	1,752	1,707,254
3.38%, 05/12/21	2,622	2,574,647

275

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Deutsche Bank AG/New York NY
3.15%, 01/22/21	$6,593	$6,433,383
3.38%, 05/12/21(a)	200	195,682
Discover Bank,
3.20%, 08/09/21 (Call 07/09/21)	1,380	1,362,170
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)(a)	1,890	1,835,965
2.88%, 10/01/21 (Call 09/01/21)	1,395	1,371,731
3.35%, 07/26/21 (Call 06/26/21)	400	399,788
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)(a)	3,575	3,448,409
2.63%, 04/25/21 (Call 03/25/21)	3,011	2,948,883
2.88%, 02/25/21 (Call 01/25/21)	2,613	2,577,463
5.25%, 07/27/21(a)	4,591	4,811,460
HSBC Holdings PLC
2.95%, 05/25/21(a)	4,300	4,239,585
3.40%, 03/08/21	3,995	3,991,484
5.10%, 04/05/21(a)	3,591	3,742,720
Huntington Bancshares Inc./OH,
3.15%, 03/14/21 (Call 02/14/21)	1,583	1,571,112
Huntington National Bank (The),
3.25%, 05/14/21 (Call 04/14/21)	390	387,894
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)(a)	4,343	4,209,192
2.40%, 06/07/21 (Call 05/07/21)	1,503	1,465,064
2.55%, 03/01/21 (Call 02/01/21)	4,762	4,670,903
4.35%, 08/15/21	4,342	4,456,716
4.63%, 05/10/21(a)	2,322	2,397,140
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	820	796,720
3.35%, 06/15/21	600	599,724
KeyCorp.,
5.10%, 03/24/21	2,906	3,028,662
Lloyds Bank PLC
3.30%, 05/07/21	1,340	1,336,570
6.38%, 01/21/21	1,142	1,219,222
Lloyds Banking Group PLC,
3.10%, 07/06/21	2,190	2,161,552
Manufacturers & Traders Trust Co.,
2.63%, 01/25/21 (Call 12/25/20)	955	938,536
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,150	2,063,032
2.95%, 03/01/21	3,805	3,752,605
3.54%, 07/26/21	355	355,504
Mizuho Financial Group Inc.,
2.27%, 09/13/21(a)	1,525	1,464,351
Morgan Stanley
2.50%, 04/21/21	3,730	3,640,032
2.63%, 11/17/21	4,566	4,441,622
5.50%, 07/28/21	4,907	5,189,545
5.75%, 01/25/21	2,630	2,771,047
National Australia Bank Ltd./New York
1.88%, 07/12/21	500	477,650
2.50%, 01/12/21	2,250	2,201,715
2.63%, 01/14/21	1,430	1,403,302
Northern Trust Corp.,
3.38%, 08/23/21	560	562,464
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(a)(b)	2,200	2,133,538
2.50%, 01/22/21 (Call 12/23/20)(b)	1,090	1,070,195
2.55%, 12/09/21 (Call 11/09/21)(a)(b)	660	642,470
Regions Bank/Birmingham AL,
2.75%, 04/01/21 (Call 03/01/21)	470	461,441
Regions Financial Corp.,
3.20%, 02/08/21 (Call 01/08/21)	1,481	1,473,240

Security	Par (000)	Value
Royal Bank of Canada
2.50%, 01/19/21(a)	$1,580	$1,550,059
3.20%, 04/30/21(a)	1,915	1,912,051
Santander UK Group Holdings PLC
2.88%, 08/05/21(a)	1,830	1,786,373
3.13%, 01/08/21	2,531	2,504,500
Santander UK PLC
2.50%, 01/05/21	500	488,995
3.40%, 06/01/21(a)	950	948,879
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	600	572,160
2.63%, 03/15/21	2,345	2,299,366
State Street Corp.
1.95%, 05/19/21	1,630	1,576,177
4.38%, 03/07/21	1,505	1,548,434
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,841	2,722,616
2.44%, 10/19/21	664	641,059
2.93%, 03/09/21(a)	3,878	3,826,694
SunTrust Banks Inc.,
2.90%, 03/03/21 (Call 02/03/21)	2,372	2,344,841
Svenska Handelsbanken AB
1.88%, 09/07/21	950	906,614
2.45%, 03/30/21	2,370	2,313,949
3.35%, 05/24/21	915	913,902
Synchrony Bank,
3.65%, 05/24/21 (Call 04/24/21)(a)	750	742,508
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	2,852	2,736,066
2.13%, 04/07/21	3,395	3,296,579
2.55%, 01/25/21	1,240	1,219,304
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	2,204	2,159,347
4.13%, 05/24/21 (Call 04/23/21)(a)	1,272	1,302,948
U.S. Bank N.A./Cincinnati OH,
3.15%, 04/26/21 (Call 03/26/21)	250	249,595
Wells Fargo & Co.
2.10%, 07/26/21	4,905	4,729,744
2.50%, 03/04/21	4,651	4,551,608
3.00%, 01/22/21(a)	2,207	2,191,728
4.60%, 04/01/21(a)	3,730	3,844,101
Wells Fargo Bank N.A.
2.60%, 01/15/21	2,010	1,975,388
3.33%, 07/23/21 (Call 07/23/20)(c)(d)	1,000	1,000,830
Westpac Banking Corp.
2.00%, 08/19/21	2,474	2,369,696
2.10%, 05/13/21(a)	1,988	1,919,235
2.65%, 01/25/21	1,260	1,238,656

		256,763,303
BEVERAGES — 3.1%
Anheuser-Busch InBev Finance Inc.,
2.65%, 02/01/21 (Call 01/01/21)(a)	11,060	10,918,432
Anheuser-Busch InBev Worldwide Inc.,
4.38%, 02/15/21	402	413,031
Coca-Cola Co. (The)
1.55%, 09/01/21	670	640,828
3.30%, 09/01/21(a)	2,285	2,304,148
Constellation Brands Inc.,
3.75%, 05/01/21(a)	1,022	1,029,788
Keurig Dr Pepper Inc.,
3.55%, 05/25/21(a)(e)	1,525	1,529,941
Molson Coors Brewing Co.,
2.10%, 07/15/21 (Call 06/15/21)	2,386	2,291,801

276

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	$1,192	$1,143,021
2.00%, 04/15/21 (Call 03/15/21)	975	948,558
3.00%, 08/25/21(a)	1,452	1,452,406

		22,671,954
BIOTECHNOLOGY — 1.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	1,387	1,327,900
3.88%, 11/15/21 (Call 08/15/21)(a)	2,577	2,618,954
4.10%, 06/15/21 (Call 03/15/21)	1,947	1,987,906
Celgene Corp.
2.25%, 08/15/21	625	602,781
2.88%, 02/19/21(a)	625	616,500
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)(a)	2,413	2,489,444
4.50%, 04/01/21 (Call 01/01/21)	1,128	1,162,618

		10,806,103
BUILDING MATERIALS — 0.1%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	200,896
4.25%, 03/01/21	185	188,541
Masco Corp.,
3.50%, 04/01/21 (Call 03/01/21)(a)	595	592,792

		982,229
CHEMICALS — 1.2%
Air Products & Chemicals Inc.,
3.00%, 11/03/21	250	248,288
Celanese U.S. Holdings LLC,
5.88%, 06/15/21	739	779,342
Dow Chemical Co. (The),
4.13%, 11/15/21 (Call 08/15/21)	2,805	2,856,864
EI du Pont de Nemours & Co.
3.63%, 01/15/21(a)	1,823	1,845,933
4.25%, 04/01/21(a)	652	667,661
LyondellBasell Industries NV,
6.00%, 11/15/21 (Call 08/17/21)	1,125	1,199,374
Mosaic Co. (The),
3.75%, 11/15/21 (Call 08/15/21)	400	399,640
Praxair Inc.
3.00%, 09/01/21	385	383,344
4.05%, 03/15/21	437	446,881

		8,827,327
COMMERCIAL SERVICES — 0.9%
Ecolab Inc.,
4.35%, 12/08/21	1,900	1,962,130
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	695	669,917
3.60%, 08/15/21	430	428,246
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	1,200	1,172,736
3.25%, 06/07/21 (Call 05/07/21)	230	229,163
Total System Services Inc.,
3.80%, 04/01/21 (Call 03/01/21)(a)	1,423	1,430,243
Verisk Analytics Inc.,
5.80%, 05/01/21	593	626,226

		6,518,661
COMPUTERS — 3.0%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	2,435	2,335,530
2.25%, 02/23/21 (Call 01/23/21)	4,186	4,112,912
2.85%, 05/06/21	4,623	4,610,241
Dell International LLC/EMC Corp.,
4.42%, 06/15/21 (Call 05/15/21)(a)(e)	6,777	6,880,485
HP Inc.
4.30%, 06/01/21	300	306,351
4.65%, 12/09/21	200	206,610

Security	Par (000)	Value
IBM Credit LLC
1.80%, 01/20/21(a)	$1,018	$986,381
2.65%, 02/05/21	450	445,298
International Business Machines Corp.
2.25%, 02/19/21	1,330	1,301,325
2.90%, 11/01/21	565	560,412
NetApp Inc.,
3.38%, 06/15/21 (Call 04/15/21)	643	637,772

		22,383,317
COSMETICS & PERSONAL CARE — 0.8%
Colgate-Palmolive Co.,
2.45%, 11/15/21	145	142,218
Estee Lauder Companies Inc. (The),
1.70%, 05/10/21 (Call 04/10/21)	385	370,158
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,496	1,437,581
1.85%, 02/02/21(a)	1,215	1,184,224
Series A,
9.36%, 01/01/21	28	30,140
Unilever Capital Corp.
1.38%, 07/28/21	1,080	1,024,877
2.75%, 03/22/21	600	594,816
4.25%, 02/10/21	1,385	1,421,883

		6,205,897
DIVERSIFIED FINANCIAL SERVICES — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	1,515	1,540,588
5.00%, 10/01/21	1,170	1,203,544
Air Lease Corp.
2.50%, 03/01/21	920	895,694
3.38%, 06/01/21 (Call 05/01/21)(a)	897	888,757
3.88%, 04/01/21 (Call 03/01/21)	950	955,434
Aircastle Ltd.,
5.13%, 03/15/21(a)	100	102,551
American Express Co.,
3.38%, 05/17/21 (Call 04/17/21)(a)	995	996,283
American Express Credit Corp.,
2.25%, 05/05/21 (Call 04/04/21)	3,385	3,296,922
Charles Schwab Corp. (The),
3.25%, 05/21/21 (Call 04/21/21)	470	470,724
HSBC Finance Corp.,
6.68%, 01/15/21(a)	664	711,735
International Lease Finance Corp.,
4.63%, 04/15/21(a)	940	959,110
Jefferies Group LLC,
6.88%, 04/15/21(a)	1,228	1,321,267
Mastercard Inc.,
2.00%, 11/21/21 (Call 10/21/21)	1,190	1,151,075
National Rural Utilities Cooperative Finance Corp.,
2.90%, 03/15/21	220	218,132
Synchrony Financial,
3.75%, 08/15/21 (Call 06/15/21)	1,453	1,436,886

		16,148,702
ELECTRIC — 3.9%
Appalachian Power Co.,
4.60%, 03/30/21 (Call 12/30/20)	275	282,783
Baltimore Gas & Electric Co.,
3.50%, 11/15/21 (Call 08/15/21)(a)	200	201,196
Berkshire Hathaway Energy Co.,
2.38%, 01/15/21	785	766,757
CenterPoint Energy Houston Electric LLC,
1.85%, 06/01/21 (Call 05/01/21)	772	742,093
Commonwealth Edison Co.,
3.40%, 09/01/21 (Call 06/01/21)	560	561,322
Consolidated Edison Inc.,
2.00%, 05/15/21 (Call 04/15/21)	1,303	1,258,320
Dominion Energy Inc.
4.10%, 04/01/21(a)(f),	465	470,994
4.45%, 03/15/21	820	839,360
Series C,
2.00%, 08/15/21 (Call 07/15/21)(a)	1,015	970,837
Duke Energy Carolinas LLC,
3.90%, 06/15/21 (Call 03/15/21)	757	771,474

277

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	$1,948	$1,862,424
3.55%, 09/15/21 (Call 06/15/21)	1,355	1,362,452
Duke Energy Florida LLC,
3.10%, 08/15/21 (Call 05/15/21)	345	344,058
Duke Energy Progress LLC,
3.00%, 09/15/21 (Call 06/15/21)	418	415,208
Emera U.S. Finance LP,
2.70%, 06/15/21 (Call 05/15/21)	1,655	1,614,121
Entergy Arkansas Inc.,
3.75%, 02/15/21 (Call 11/15/20)	375	378,727
Evergy Inc.,
4.85%, 06/01/21 (Call 03/01/21)	260	266,126
Eversource Energy,
2.50%, 03/15/21 (Call 02/15/21)	689	675,034
Exelon Corp.,
2.45%, 04/15/21 (Call 03/15/21)(a)	1,113	1,081,936
Fortis Inc./Canada,
2.10%, 10/04/21 (Call 09/04/21)	1,415	1,347,561
Georgia Power Co.,
2.40%, 04/01/21 (Call 03/01/21)(a)	225	219,461
NextEra Energy Capital Holdings Inc.,
4.50%, 06/01/21 (Call 03/01/21)	545	558,734
Ohio Power Co.,
Series M,
5.38%, 10/01/21(a)	423	449,289
Pacific Gas & Electric Co.,
4.25%, 05/15/21 (Call 02/15/21)	215	217,535
PacifiCorp,
3.85%, 06/15/21 (Call 03/15/21)	562	571,054
PECO Energy Co.,
1.70%, 09/15/21 (Call 08/15/21)	100	95,158
PNM Resources Inc.,
3.25%, 03/09/21	245	242,967
PPL Electric Utilities Corp.,
3.00%, 09/15/21 (Call 06/15/21)	315	312,486
Progress Energy Inc.,
4.40%, 01/15/21 (Call 10/15/20)	435	443,774
PSEG Power LLC,
3.00%, 06/15/21 (Call 05/15/21)	1,122	1,109,972
Public Service Electric & Gas Co.,
1.90%, 03/15/21 (Call 02/15/21)	375	362,168
Public Service Enterprise Group Inc.,
2.00%, 11/15/21 (Call 10/15/21)	375	358,125
Puget Energy Inc.,
6.00%, 09/01/21	340	361,825
San Diego Gas & Electric Co.,
3.00%, 08/15/21(a)	892	884,980
Southern California Edison Co.
2.90%, 03/01/21	415	409,995
3.88%, 06/01/21 (Call 03/01/21)(a)	653	661,874
Southern Co. (The),
2.35%, 07/01/21 (Call 06/01/21)	3,903	3,796,760
Southern Power Co.,
Series E,
2.50%, 12/15/21 (Call 11/15/21)	300	289,530
WEC Energy Group Inc.,
3.38%, 06/15/21	125	124,995
Wisconsin Electric Power Co.,
2.95%, 09/15/21 (Call 06/15/21)	170	168,419
Xcel Energy Inc.,
2.40%, 03/15/21 (Call 02/15/21)	865	844,378

		28,696,262
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.,
2.63%, 12/01/21 (Call 11/01/21)	838	823,419

ELECTRONICS — 0.8%
Amphenol Corp.,
3.13%, 09/15/21 (Call 08/15/21)	380	376,542
Avnet Inc.,
3.75%, 12/01/21 (Call 11/01/21)	400	397,508
FLIR Systems Inc.,
3.13%, 06/15/21 (Call 05/15/21)	325	320,678
Fortive Corp.,
2.35%, 06/15/21 (Call 05/15/21)	824	796,726
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,805	2,692,351
4.25%, 03/01/21	669	688,053
PerkinElmer Inc.,
5.00%, 11/15/21 (Call 08/15/21)	792	821,470

		6,093,328
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp.,
3.38%, 09/15/21	403	402,984

ENVIRONMENTAL CONTROL — 0.2%
Republic Services Inc.,
5.25%, 11/15/21	859	909,509
Waste Management Inc.,
4.60%, 03/01/21 (Call 12/01/20)(a)	625	643,825

		1,553,334

Security	Par (000)	Value
FOOD — 1.4%
Campbell Soup Co.
3.30%, 03/15/21	$1,258	$1,252,402
4.25%, 04/15/21	365	373,201
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	1,497	1,479,590
3.20%, 04/16/21	420	417,934
Hershey Co. (The),
3.10%, 05/15/21	800	801,520
JM Smucker Co. (The),
3.50%, 10/15/21(a)	824	825,755
Kellogg Co.,
3.25%, 05/14/21	485	484,369
Kraft Heinz Foods Co.,
3.38%, 06/15/21	710	710,930
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	403	395,053
2.95%, 11/01/21 (Call 10/01/21)	1,315	1,291,856
3.30%, 01/15/21 (Call 12/15/20)	1,004	1,001,400
Sysco Corp.,
2.50%, 07/15/21 (Call 06/15/21)	1,200	1,172,892
Tyson Foods Inc.,
2.25%, 08/23/21 (Call 07/23/21)	547	527,073

		10,733,975
FOREST PRODUCTS & PAPER — 0.0%
International Paper Co.,
7.50%, 08/15/21	144	160,203

GAS — 0.2%
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21 (Call 10/15/20)	675	688,797
National Fuel Gas Co.,
4.90%, 12/01/21 (Call 09/01/21)	401	411,983
Southern Co. Gas Capital Corp.,
3.50%, 09/15/21 (Call 06/15/21)	125	124,269

		1,225,049
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker Inc.,
3.40%, 12/01/21 (Call 09/01/21)	380	379,932

HEALTH CARE — PRODUCTS — 1.8%
Abbott Laboratories,
2.90%, 11/30/21 (Call 10/30/21)	5,010	4,939,559
Baxter International Inc.,
1.70%, 08/15/21 (Call 07/15/21)	525	498,892
Becton Dickinson and Co.,
3.13%, 11/08/21	2,377	2,340,941
Life Technologies Corp.,
5.00%, 01/15/21 (Call 10/15/20)	375	385,624
Medtronic Inc.,
4.13%, 03/15/21 (Call 12/15/20)	416	424,378
Stryker Corp.,
2.63%, 03/15/21 (Call 02/15/21)(a)	1,711	1,679,877
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	1,787	1,797,347
4.50%, 03/01/21	1,233	1,268,017
Zimmer Biomet Holdings Inc.,
3.38%, 11/30/21 (Call 08/30/21)	185	183,285

		13,517,920
HEALTH CARE — SERVICES — 1.1%
Aetna Inc.,
4.13%, 06/01/21 (Call 03/01/21)	380	386,110
Anthem Inc.,
3.70%, 08/15/21 (Call 05/15/21)	1,096	1,105,053
Cigna Corp.,
4.50%, 03/15/21 (Call 12/15/20)	345	353,970
Coventry Health Care Inc.,
5.45%, 06/15/21 (Call 03/15/21)(a)	1,010	1,058,541
Quest Diagnostics Inc.,
4.70%, 04/01/21	687	705,961
UnitedHealth Group Inc.
2.13%, 03/15/21	2,065	2,011,475
2.88%, 12/15/21(a)	1,178	1,165,501
3.15%, 06/15/21	580	579,687
3.38%, 11/15/21 (Call 08/15/21)	425	426,968
4.70%, 02/15/21 (Call 11/15/20)	450	465,642

		8,258,908
HOME FURNISHINGS — 0.1%
Whirlpool Corp.,
4.85%, 06/15/21	355	367,169

278

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
HOUSEHOLD PRODUCTS & WARES — 0.0%
Clorox Co. (The),
3.80%, 11/15/21	$195	$198,180

HOUSEWARES — 0.4%
Newell Brands Inc.,
3.15%, 04/01/21 (Call 03/01/21)	1,615	1,592,681
Tupperware Brands Corp.,
4.75%, 06/01/21 (Call 03/01/21)(a)	1,127	1,151,456

		2,744,137
INSURANCE — 1.9%
American International Group Inc.,
3.30%, 03/01/21 (Call 02/01/21)	2,881	2,875,814
Aon PLC,
2.80%, 03/15/21 (Call 02/15/21)(a)	535	525,434
Berkshire Hathaway Finance Corp.,
4.25%, 01/15/21(a)	1,880	1,935,798
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,851	1,817,682
3.75%, 08/15/21(a)	708	725,183
CNA Financial Corp.,
5.75%, 08/15/21	345	365,007
Lincoln National Corp.,
4.85%, 06/24/21	150	155,604
Marsh & McLennan Companies Inc.,
4.80%, 07/15/21 (Call 04/15/21)	1,070	1,109,141
MetLife Inc.,
4.75%, 02/08/21	992	1,025,282
Progressive Corp. (The),
3.75%, 08/23/21	332	335,360
Prudential Financial Inc.,
4.50%, 11/16/21	750	774,652
Reinsurance Group of America Inc.,
5.00%, 06/01/21	470	487,719
Trinity Acquisition PLC,
3.50%, 09/15/21 (Call 08/15/21)(a)	725	718,294
Unum Group,
3.00%, 05/15/21 (Call 04/15/21)	410	403,985
Willis Towers Watson PLC,
5.75%, 03/15/21	258	270,363
XLIT Ltd.,
5.75%, 10/01/21	624	663,100

		14,188,418
INTERNET — 1.1%
Alibaba Group Holding Ltd.,
3.13%, 11/28/21 (Call 09/28/21)(a)	2,035	2,010,193
Alphabet Inc.,
3.63%, 05/19/21(a)	1,641	1,673,475
Amazon.com Inc.,
3.30%, 12/05/21 (Call 10/05/21)(a)	1,945	1,961,591
eBay Inc.,
2.88%, 08/01/21 (Call 06/01/21)(a)	1,760	1,737,173
JD.com Inc.,
3.13%, 04/29/21	1,150	1,120,641

		8,503,073
LODGING — 0.1%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	770	760,059
Series N,
3.13%, 10/15/21 (Call 07/15/21)	350	346,476

		1,106,535
MACHINERY — 1.7%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,304	2,206,080
2.90%, 03/15/21	475	472,373
Caterpillar Inc.,
3.90%, 05/27/21(a)	2,439	2,495,414
CNH Industrial Capital LLC
3.88%, 10/15/21	465	463,852
4.88%, 04/01/21	1,445	1,480,229
John Deere Capital Corp.
2.35%, 01/08/21	963	947,688
2.55%, 01/08/21	846	835,941
2.80%, 03/04/21	686	679,847
3.15%, 10/15/21	1,123	1,118,059
3.90%, 07/12/21	678	691,899
Roper Technologies Inc.,
2.80%, 12/15/21 (Call 11/15/21)	640	625,286
Xylem Inc./NY,
4.88%, 10/01/21	915	949,761

		12,966,429
MANUFACTURING — 1.1%
3M Co.,
1.63%, 09/19/21 (Call 08/19/21)	1,285	1,229,848

Security	Par (000)	Value
Dover Corp.,
4.30%, 03/01/21 (Call 12/01/20)	$100	$102,389
General Electric Co.
4.63%, 01/07/21(a)	1,848	1,904,124
4.65%, 10/17/21	2,584	2,685,422
5.30%, 02/11/21(a)	2,176	2,276,183
Illinois Tool Works Inc.,
3.38%, 09/15/21 (Call 06/15/21)	150	150,486

		8,348,452
MEDIA — 2.2%
21st Century Fox America Inc.,
4.50%, 02/15/21	1,473	1,513,110
CBS Corp.,
4.30%, 02/15/21 (Call 11/15/20)	250	254,828
Discovery Communications LLC,
4.38%, 06/15/21(a)	485	494,700
NBCUniversal Media LLC,
4.38%, 04/01/21(a)	3,521	3,612,440
Thomson Reuters Corp.,
3.95%, 09/30/21 (Call 06/30/21)	95	95,555
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,332	2,342,191
4.13%, 02/15/21 (Call 11/15/20)	533	537,685
Viacom Inc.,
3.88%, 12/15/21	1,085	1,088,548
Walt Disney Co. (The)
2.30%, 02/12/21(a)	1,205	1,181,466
2.75%, 08/16/21	1,015	1,001,744
3.75%, 06/01/21	710	721,580
Warner Media LLC
4.70%, 01/15/21(a)	1,849	1,899,607
4.75%, 03/29/21	1,509	1,553,893

		16,297,347
MINING — 0.4%
BHP Billiton Finance USA Ltd.,
3.25%, 11/21/21(a)	1,796	1,795,910
Goldcorp Inc.,
3.63%, 06/09/21 (Call 04/09/21)	927	927,454
Kinross Gold Corp.,
5.13%, 09/01/21 (Call 06/01/21)(a)	250	258,100

		2,981,464
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.,
4.50%, 05/15/21	1,801	1,822,288

OIL & GAS — 4.7%
Anadarko Petroleum Corp.,
4.85%, 03/15/21 (Call 02/15/21)	2,185	2,250,222
Apache Corp.,
3.63%, 02/01/21 (Call 11/01/20)	846	848,030
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,505	1,454,537
3.56%, 11/01/21(a)	2,342	2,361,696
4.74%, 03/11/21(a)	1,623	1,686,459
Canadian Natural Resources Ltd.,
3.45%, 11/15/21 (Call 08/15/21)	1,318	1,315,443
Chevron Corp.,
2.10%, 05/16/21 (Call 04/15/21)	3,035	2,966,075
Devon Energy Corp.,
4.00%, 07/15/21 (Call 04/15/21)	935	947,071
Encana Corp.,
3.90%, 11/15/21 (Call 08/15/21)	735	740,152
EOG Resources Inc.,
4.10%, 02/01/21	1,214	1,237,637
EQT Corp.,
4.88%, 11/15/21	1,464	1,502,899
Exxon Mobil Corp.,
2.22%, 03/01/21 (Call 02/01/21)	4,340	4,261,880
Marathon Petroleum Corp.,
5.13%, 03/01/21	1,191	1,238,414
Noble Energy Inc.,
4.15%, 12/15/21 (Call 09/15/21)	1,440	1,463,285
Occidental Petroleum Corp.,
Series 1,
4.10%, 02/01/21 (Call 11/01/20)	1,952	1,993,578
Pioneer Natural Resources Co.,
3.45%, 01/15/21 (Call 12/15/20)	1,110	1,111,343
Shell International Finance BV
1.75%, 09/12/21	1,760	1,690,357
1.88%, 05/10/21(a)	2,725	2,642,078
Total Capital International SA,
2.75%, 06/19/21	1,666	1,650,823

279

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Total Capital SA
4.13%, 01/28/21	$680	$696,918
4.25%, 12/15/21	538	555,980

		34,614,877
OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC,
3.20%, 08/15/21 (Call 05/15/21)	678	676,217
Halliburton Co.,
3.25%, 11/15/21 (Call 08/15/21)(a)	579	580,725

		1,256,942
PACKAGING & CONTAINERS — 0.1%
Bemis Co. Inc.,
4.50%, 10/15/21 (Call 07/15/21)	650	665,314

PHARMACEUTICALS — 4.6%
AbbVie Inc.,
2.30%, 05/14/21 (Call 04/14/21)(a)	2,773	2,698,323
AmerisourceBergen Corp.,
3.50%, 11/15/21 (Call 08/15/21)(a)	546	545,995
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	3,868	3,736,217
3.35%, 03/09/21	2,875	2,873,361
4.13%, 05/15/21 (Call 02/15/21)	1,001	1,017,426
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	730	724,978
4.75%, 11/15/21	2,535	2,614,523
GlaxoSmithKline Capital Inc.,
3.13%, 05/14/21	1,470	1,471,279
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,044	1,989,262
2.45%, 12/05/21	525	519,172
3.55%, 05/15/21	290	296,815
Merck & Co. Inc.,
3.88%, 01/15/21 (Call 10/15/20)	1,618	1,645,975
Mylan NV,
3.15%, 06/15/21 (Call 05/15/21)(a)	3,289	3,255,354
Perrigo Finance Unlimited Co.,
3.50%, 12/15/21 (Call 10/15/21)	250	246,648
Pfizer Inc.
1.95%, 06/03/21	1,525	1,486,341
2.20%, 12/15/21(a)	1,915	1,865,804
Sanofi,
4.00%, 03/29/21(a)	2,331	2,386,291
Shire Acquisitions Investments Ireland DAC,
2.40%, 09/23/21 (Call 08/23/21)	5,060	4,878,599

		34,252,363
PIPELINES — 1.8%
Buckeye Partners LP,
4.88%, 02/01/21 (Call 11/01/20)	447	455,131
Enbridge Energy Partners LP,
4.20%, 09/15/21 (Call 06/15/21)	598	603,508
Energy Transfer Partners LP,
4.65%, 06/01/21 (Call 03/01/21)	1,298	1,328,905
Enterprise Products Operating LLC
2.80%, 02/15/21(a)	283	279,969
2.85%, 04/15/21 (Call 03/15/21)	1,205	1,190,263
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	1,525	1,524,878
5.00%, 10/01/21 (Call 07/01/21)	765	794,560
5.80%, 03/01/21	234	246,538
Magellan Midstream Partners LP,
4.25%, 02/01/21	345	351,075
Plains All American Pipeline LP/PAA Finance Corp.,
5.00%, 02/01/21 (Call 11/01/20)	442	452,909
Sabine Pass Liquefaction LLC,
5.63%, 02/01/21 (Call 11/01/20)(a)	3,140	3,282,901
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.,
4.40%, 06/15/21 (Call 03/15/21)	475	483,863

Security	Par (000)	Value
Sunoco Logistics Partners Operations LP,
4.40%, 04/01/21 (Call 03/01/21)	$587	$596,316
Western Gas Partners LP,
5.38%, 06/01/21 (Call 03/01/21)	892	924,005
Williams Partners LP,
4.00%, 11/15/21 (Call 08/15/21)	935	943,312

		13,458,133
REAL ESTATE INVESTMENT TRUSTS — 2.7%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	1,808	1,799,050
3.45%, 09/15/21	1,053	1,049,915
5.90%, 11/01/21	878	934,692
Boston Properties LP,
4.13%, 05/15/21 (Call 02/15/21)(a)	1,131	1,150,012
Corporate Office Properties LP,
3.70%, 06/15/21 (Call 04/15/21)(a)	185	183,600
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,233	1,183,224
3.40%, 02/15/21 (Call 01/15/21)	1,618	1,612,596
Digital Realty Trust LP,
5.25%, 03/15/21 (Call 12/15/20)	710	736,731
ERP Operating LP,
4.63%, 12/15/21 (Call 09/15/21)	1,693	1,751,425
Healthcare Trust of America Holdings LP,
3.38%, 07/15/21 (Call 05/15/21)	138	137,189
Highwoods Realty LP,
3.20%, 06/15/21 (Call 04/15/21)	100	98,338
Hospitality Properties Trust,
4.25%, 02/15/21 (Call 11/15/20)(a)	640	646,598
Host Hotels & Resorts LP,
6.00%, 10/01/21 (Call 07/01/21)	355	375,821
Kimco Realty Corp.,
3.20%, 05/01/21 (Call 03/01/21)(a)	733	725,384
National Retail Properties Inc.,
5.50%, 07/15/21 (Call 04/15/21)	250	261,798
Sabra Health Care LP/Sabra Capital Corp.,
5.50%, 02/01/21 (Call 08/31/18)	620	629,771
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	1,561	1,523,146
4.13%, 12/01/21 (Call 09/01/21)	1,169	1,191,667
4.38%, 03/01/21 (Call 12/01/20)(a)	1,324	1,357,815
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21 (Call 03/01/21)	1,126	1,158,204
VEREIT Operating Partnership LP,
4.13%, 06/01/21 (Call 05/01/21)	1,070	1,082,615
Welltower Inc.,
4.95%, 01/15/21 (Call 10/15/20)	225	231,374
Weyerhaeuser Co.,
4.70%, 03/15/21 (Call 12/15/20)(a)	574	591,817

		20,412,782
RETAIL — 2.2%
AutoNation Inc.,
3.35%, 01/15/21 (Call 12/15/20)(a)	335	332,534
Best Buy Co. Inc.,
5.50%, 03/15/21 (Call 12/15/20)(a)	839	876,092
Costco Wholesale Corp.,
2.15%, 05/18/21 (Call 04/18/21)(a)	1,742	1,703,258
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,765	2,695,516
4.40%, 04/01/21 (Call 01/01/21)	1,570	1,622,925
Kohl’s Corp.,
4.00%, 11/01/21 (Call 08/01/21)	1,039	1,049,909
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	300	305,004
3.80%, 11/15/21 (Call 08/15/21)	750	764,535
Macy’s Retail Holdings Inc.,
3.45%, 01/15/21 (Call 12/15/20)	731	725,371
McDonald’s Corp.,
3.63%, 05/20/21	710	717,782
Nordstrom Inc.,
4.00%, 10/15/21 (Call 07/15/21)	283	285,151
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)(a)	660	682,354
4.88%, 01/14/21 (Call 10/14/20)	270	279,029
Starbucks Corp.,
2.10%, 02/04/21 (Call 01/04/21)	1,292	1,256,392
TJX Companies Inc. (The),
2.75%, 06/15/21 (Call 04/15/21)	959	950,187

280

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Walgreens Boots Alliance Inc.,
3.30%, 11/18/21 (Call 09/18/21)	$2,127	$2,118,237

		16,364,276
SAVINGS & LOANS — 0.0%
First Niagara Financial Group Inc.,
7.25%, 12/15/21	40	44,247

SEMICONDUCTORS — 1.7%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,065	1,029,418
2.95%, 01/12/21	450	445,437
Applied Materials Inc.,
4.30%, 06/15/21(a)	884	913,667
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.20%, 01/15/21	831	802,663
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)(a)	1,100	1,062,094
3.30%, 10/01/21(a)	2,593	2,612,603
KLA-Tencor Corp.,
4.13%, 11/01/21 (Call 09/01/21)	816	828,640
Lam Research Corp.,
2.80%, 06/15/21 (Call 05/15/21)	1,446	1,421,288
NVIDIA Corp.,
2.20%, 09/16/21 (Call 08/16/21)	2,312	2,241,715
Texas Instruments Inc.,
2.75%, 03/12/21 (Call 02/12/21)(a)	724	720,518
Xilinx Inc.,
3.00%, 03/15/21	510	505,165

		12,583,208
SOFTWARE — 2.4%
Activision Blizzard Inc.,
2.30%, 09/15/21 (Call 08/15/21)	1,322	1,276,907
Electronic Arts Inc.,
3.70%, 03/01/21 (Call 02/01/21)	650	655,908
Fidelity National Information Services Inc.,
2.25%, 08/15/21 (Call 07/15/21)	1,533	1,475,114
Fiserv Inc.,
4.75%, 06/15/21	100	103,464
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	4,210	4,043,116
4.00%, 02/08/21(a)	924	948,717
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	6,127	5,916,905
2.80%, 07/08/21(a)	3,259	3,244,334

		17,664,465
TELECOMMUNICATIONS — 4.2%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)(a)	2,427	2,391,663
3.88%, 08/15/21	2,363	2,385,874
4.45%, 05/15/21(a)	1,673	1,714,239
4.60%, 02/15/21 (Call 11/15/20)	765	785,005
5.00%, 03/01/21	1,620	1,679,778
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	3,483	3,361,757
2.20%, 02/28/21	3,694	3,623,851
2.90%, 03/04/21(a)	593	591,304
Juniper Networks Inc.,
4.60%, 03/15/21	125	128,076
Motorola Solutions Inc.,
3.50%, 09/01/21	570	565,041
Orange SA,
4.13%, 09/14/21	1,538	1,568,929
Telefonica Emisiones SAU,
5.46%, 02/16/21	2,365	2,476,699
Verizon Communications Inc.
1.75%, 08/15/21	1,351	1,294,771
3.00%, 11/01/21 (Call 09/01/21)(a)	2,077	2,061,298
3.45%, 03/15/21(a)	1,170	1,176,318
3.50%, 11/01/21	2,860	2,871,669
4.60%, 04/01/21	1,638	1,693,283
Vodafone Group PLC,
4.38%, 03/16/21(a)	651	669,104

		31,038,659

Security	Par/ Shares (000)	Value
TOYS, GAMES & HOBBIES — 0.0%
Hasbro Inc.,
3.15%, 05/15/21 (Call 03/15/21)	$325	$321,178

TRANSPORTATION — 1.1%
Burlington Northern Santa Fe LLC,
3.45%, 09/15/21 (Call 06/15/21)	650	653,341
Canadian National Railway Co.,
2.85%, 12/15/21 (Call 09/15/21)	560	552,166
CSX Corp.,
4.25%, 06/01/21 (Call 03/01/21)	780	798,775
Norfolk Southern Corp.,
3.25%, 12/01/21 (Call 09/01/21)(a)	566	563,832
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	530	510,687
3.45%, 11/15/21 (Call 10/15/21)	195	194,358
3.50%, 06/01/21	75	75,074
Union Pacific Corp.
3.20%, 06/08/21	245	244,833
4.00%, 02/01/21 (Call 11/01/20)	1,275	1,298,613
United Parcel Service Inc.
2.05%, 04/01/21	1,271	1,238,373
3.13%, 01/15/21(a)	1,967	1,972,783

		8,102,835
TRUCKING & LEASING — 0.0%
GATX Corp.,
4.85%, 06/01/21(a)	350	361,025

TOTAL CORPORATE BONDS & NOTES — 98.4%
(Cost: $744,130,127)		731,166,549

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(g)(h)	68,176	68,196,214
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(g)	5,394	5,394,147

		73,590,361

TOTAL SHORT-TERM INVESTMENTS — 9.9%
(Cost: $73,576,898)		73,590,361

TOTAL INVESTMENTS IN SECURITIES — 108.3%
(Cost: $817,707,025)		804,756,910
Other Assets, Less Liabilities — (8.3)%		(61,985,991)

NET ASSETS — 100.0%		$742,770,919

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

281

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,634	47,542	(a)	—	68,176	$68,196,215	$88,650	(b)	$(3,788)	$11,120
BlackRock Cash Funds: Treasury, SL Agency Shares	3,887	1,507	(a)	—	5,394	5,394,147	77,705		—	—
PNC Bank N.A.
2.15%, 04/29/21	1,250	950		—	2,200	2,133,538	31,400		—	(43,788)
2.50%, 01/22/21	—	1,090		—	1,090	1,070,195	14,453		—	(13,711)
2.55%, 12/09/21	510	150		—	660	642,470	10,290		—	(17,380)

						$77,436,565	$222,498		$(3,788)	$(63,759)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$731,166,549	$—	$731,166,549
Money Market Funds	73,590,361	—	—	73,590,361

	$73,590,361	$731,166,549	$—	$804,756,910

282

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MUNICIPAL DEBT OBLIGATIONS

ALABAMA — 1.1%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$95,378
5.00%, 09/01/21	430	469,420
Alabama Public School & College Authority RB
5.00%, 03/01/21	130	140,613
Series A,
5.00%, 02/01/21	70	75,553
5.00%, 05/01/21	100	108,593
Series B,
5.00%, 01/01/21	130	140,006
5.00%, 05/01/21	110	119,452
City of Huntsville AL GO
5.00%, 03/01/22 (PR 09/01/21)	115	125,797
Series A,
5.00%, 08/01/21	90	98,312
State of Alabama GO
5.00%, 08/01/21	445	486,505
Series A,
5.00%, 11/01/21	100	110,013
University of Alabama (The) RB,
Series A,
5.00%, 07/01/21	310	337,758

		2,307,400
ALASKA — 0.3%
Alaska Municipal Bond Bank Authority RB
Series 3,
5.00%, 07/01/21	65	70,588
5.00%, 10/01/21	50	54,640
Borough of North Slope AK GO,
Series B,
5.00%, 10/30/21	50	54,804
City of Anchorage AK Electric Revenue RB,
Series A,
4.00%, 12/01/21	35	37,197
City of Valdez AK RB
Series B,
5.00%, 01/01/21	220	235,528
Series C,
5.00%, 01/01/21	95	101,705
Municipality of Anchorage AK GO,
Series B,
5.00%, 09/01/21	25	27,339
State of Alaska GO,
4.00%, 08/01/21	50	53,060
University of Alaska RB,
Series S,
4.00%, 10/01/21	20	21,169

		656,030
ARIZONA — 2.4%
Arizona Board of Regents COP
5.00%, 06/01/21	70	76,031
Series B,
5.00%, 06/01/21	50	54,308
Series C,
5.00%, 06/01/21	80	86,893
Arizona Department of Transportation State Highway Fund Revenue RB,
Series A,
5.00%, 07/01/21	25	27,268
Arizona School Facilities Board COP,
Series A,
5.00%, 09/01/21	220	240,310
Arizona State University RB,
Series A,
5.00%, 07/01/21	90	98,032
Arizona Transportation Board RB,
5.00%, 07/01/21	450	490,829
Arizona Water Infrastructure Finance Authority RB
Series A,
5.00%, 10/01/21	580	636,817
Series A,
5.00%, 10/01/21 (ETM)	50	54,898
City of Phoenix AZ GO
4.00%, 07/01/21	215	228,367
Series C,
4.00%, 07/01/21	25	26,554
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,463
5.00%, 07/01/21	465	506,925
Series A,
5.00%, 07/01/21	105	114,432
City of Scottsdale AZ GOL,
5.00%, 07/01/21	195	212,807
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	185,019
Series B,
5.00%, 07/01/21	135	146,927

Security	Par (000)	Value
Maricopa County Community College District GO
5.00%, 07/01/21	$340	$370,542
Series D,
4.00%, 07/01/21	205	217,624
Maricopa County Unified School District No. 80 Chandler GOL,
5.00%, 07/01/21	300	326,949
Pima County Regional Transportation Authority RB,
5.00%, 06/01/21	200	217,232
Salt River Project Agricultural Improvement & Power District RB,
Series A,
5.00%, 12/01/21	290	319,763
Scottsdale Municipal Property Corp. RB,
5.00%, 07/01/21	50	54,491
State of Arizona COP
5.00%, 09/01/21	45	49,112
5.00%, 10/01/21	80	87,501
University of Arizona RB
4.00%, 08/01/21	45	47,713
5.00%, 06/01/21	70	76,092

		4,995,899
ARKANSAS — 0.6%
Arkansas Development Finance Authority RB,
Series C,
5.00%, 06/01/21	90	98,015
State of Arkansas GO
5.00%, 04/01/21	200	216,896
5.00%, 06/15/21	540	588,735
5.00%, 10/01/21	195	214,230
University of Arkansas RB
5.00%, 09/15/21	75	82,056
5.00%, 11/01/21	30	32,924

		1,232,856
CALIFORNIA — 7.3%
91 Express Lanes Toll Road RB,
5.00%, 08/15/21	50	54,893
Acalanes Union High School District GO,
Series B,
0.00%, 08/01/46 (PR 08/01/21)(a)	350	55,178
Alameda Corridor Transportation Authority RB,
Series A,
4.00%, 10/01/21	100	105,501
Alameda Unified School District-Alameda County/CA GO,
Series A,
0.00%, 08/01/21(a)	25	23,665
California Health Facilities Financing Authority RB,
5.00%, 08/15/21	25	27,423
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	108,924
Series A-1,
5.00%, 10/01/21	20	22,142
California Municipal Finance Authority RB,
Series A,
4.00%, 10/01/21	35	37,592
California State Public Works Board RB
5.00%, 06/01/21	110	120,148
Series A,
5.00%, 04/01/21	70	76,124
5.00%, 09/01/21	70	76,970
Series C,
5.00%, 10/01/21	180	198,392
Series D,
5.00%, 12/01/21	150	166,062
Series E,
5.00%, 09/01/21	195	214,416
Series F,
5.00%, 10/01/21 (ETM)	50	55,256
Series G,
5.00%, 05/01/21	75	81,740
5.00%, 11/01/21	140	154,626
5.25%, 12/01/26 (PR 12/01/21)	250	279,562
Series I,
4.00%, 11/01/21	160	171,680
5.00%, 11/01/21	40	44,179
California State University RB
Series A,
4.00%, 11/01/21	105	113,045
5.00%, 11/01/21	190	210,549

283

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California Statewide Communities Development Authority RB
5.00%, 05/15/21	$50	$54,030
Series A,
5.00%, 08/15/21	60	65,722
City & County of San Francisco CA GO,
Series A,
5.00%, 06/15/21	25	27,433
City of Los Angeles CA GO,
Series B,
5.00%, 09/01/21	175	193,091
City of Los Angeles CA Wastewater System Revenue RB
Series A,
5.00%, 06/01/21	50	54,758
Series C,
5.00%, 06/01/21	115	125,943
City of Los Angeles Department of Airports RB
Series B,
5.00%, 05/15/21	50	54,714
Series C,
5.00%, 05/15/21	30	32,785
City of San Francisco CA Public Utilities Commission Water Revenue RB,
5.00%, 11/01/21	130	143,972
City of Santa Rosa CA Wastewater Revenue RB,
Series B,
0.00%, 09/01/21(a)	100	94,370
County of Los Angeles CA COP,
5.00%, 09/01/21	45	49,566
El Camino Community College District GO,
Series C,
0.00%, 08/01/21(a)	35	33,170
Escondido Union High School District GO,
0.00%, 08/01/21(a)	75	70,952
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO,
Series A,
0.00%, 10/01/21(a)	60	56,533
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	421,025
0.00%, 08/01/34 (PR 08/01/21)(a)	1,620	616,928
Garden Grove Unified School District GO,
Series A,
0.00%, 08/01/21(a)	35	33,091
Los Altos Elementary School District GO,
4.00%, 08/01/21	100	107,057
Los Angeles Community College District/CA GO,
Series I,
4.00%, 08/01/21	140	150,220
Los Angeles County Metropolitan Transportation Authority RB,
5.00%, 07/01/21	160	176,195
Los Angeles County Public Works Financing Authority RB,
5.00%, 08/01/21	80	88,102
Los Angeles Department of Water & Power System Revenue RB
Series A,
4.50%, 07/01/21	190	206,190
5.00%, 07/01/21	145	159,414
Series B,
5.00%, 07/01/21	15	16,491
Los Angeles Unified School District/CA GO
Series A,
5.00%, 07/01/21	205	225,379
Series A-1,
5.00%, 07/01/21	170	186,900
Series A-2,
5.00%, 07/01/21	155	170,409
Series C,
5.00%, 07/01/21	240	263,858
Series D,
5.00%, 07/01/21	215	236,373
Metropolitan Water District of Southern California RB,
Series E,
5.00%, 07/01/21	150	164,777
Moreno Valley Unified School District/CA GO,
0.00%, 08/01/21(a)	50	47,245
Municipal Improvement Corp. of Los Angeles RB,
Series B,
5.00%, 11/01/21	225	249,259
North Orange County Community College District/CA GO,
Series B,
0.00%, 08/01/21(a)	75	71,036
Orange County Sanitation District RB,
Series A,
5.00%, 02/01/21	15	16,298
Palo Alto Unified School District GO,
0.00%, 08/01/21(a)	20	18,982
Rancho Cucamonga Redevelopment Agency Successor Agency RB,
5.00%, 09/01/21	90	98,990
Regents of the University of California Medical Center Pooled Revenue RB,
Series J,
5.00%, 05/15/21	60	65,605

Security	Par (000)	Value
Rocklin Unified School District GO,
0.00%, 08/01/21(a)	$75	$70,910
Sacramento City Financing Authority RB,
Series A,
5.00%, 05/01/21	75	81,572
Sacramento Municipal Utility District RB,
5.00%, 08/15/21	105	115,735
San Diego Community College District GO
0.00%, 08/01/21(a)	100	94,912
5.00%, 08/01/21	100	110,097
San Diego County Regional Transportation Commission RB,
Series A,
4.00%, 04/01/21	200	212,736
San Diego Regional Building Authority RB,
Series A,
5.00%, 10/15/21	45	49,772
San Diego Unified School District/CA GO,
Series R-3,
4.00%, 07/01/21	40	42,758
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	109,015
Second Series A,
5.00%, 05/01/21	100	109,015
San Mateo Union High School District GO,
Series A,
5.00%, 09/01/21	100	110,147
Santa Ana Unified School District GO,
Series A,
0.00%, 08/01/21(a)	100	94,743
Santa Monica Community College District GO,
Series A,
0.00%, 08/01/21(a)	25	23,693
South Orange County Public Financing Authority ST,
Series A,
5.00%, 08/15/21	50	54,862
Southern California Public Power Authority RB,
Series A,
5.00%, 07/01/21	25	27,455
State of California Department of Water Resources Power Supply Revenue RB
Series N,
5.00%, 05/01/21	200	218,822
Series O,
5.00%, 05/01/21	265	289,939
State of California Department of Water Resources RB,
Series AK,
5.00%, 12/01/21	465	516,387
State of California GO
4.00%, 10/01/21	65	69,731
5.00%, 02/01/21	405	438,992
5.00%, 08/01/21	750	823,875
5.00%, 09/01/21	1,860	2,047,562
5.00%, 10/01/21	280	308,977
5.00%, 11/01/21	530	586,074
5.00%, 12/01/21	265	293,739
Series B,
5.00%, 09/01/21	340	374,286
Sweetwater Union High School District GO,
Series C,
0.00%, 08/01/21(a)	155	146,546
University of California RB
Series AB,
5.00%, 05/15/21	195	213,550
Series AO,
5.00%, 05/15/21	35	38,330
Ventura County Community College District GO,
Series 2002-C,
0.00%, 08/01/21(a)	120	113,590

		15,032,752
COLORADO — 0.7%
Board of Governors of Colorado State University System RB
Series B,
5.00%, 03/01/21	60	64,866
Series E,
5.00%, 03/01/21	125	135,139
City & County of Denver CO Airport System Revenue RB,
Series B,
5.00%, 11/15/21	125	137,357
City & County of Denver CO COP,
Series 2010-B,
4.00%, 12/01/21	20	21,356
City of Colorado Springs CO Utilities System Revenue RB,
Series A,
5.00%, 11/15/21	50	54,997

284

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado Water Resources & Power Development Authority RB,
Series A,
5.00%, 03/01/21	$100	$108,190
Denver City & County School District No. 1 GO
Series A,
5.25%, 12/01/21	50	55,482
Series B,
4.00%, 12/01/21	125	133,765
Series C,
5.00%, 12/01/21	115	126,763
E-470 Public Highway Authority RB,
Series B,
0.00%, 09/01/21(a)	35	32,689
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	299,332
Series A,
5.00%, 06/01/21	40	43,528
Series B,
4.25%, 06/01/21	100	106,758

		1,320,222
CONNECTICUT — 1.4%
City of Stamford CT GO
4.00%, 07/01/21	100	106,305
5.00%, 08/01/21	75	82,041
Connecticut State Health & Educational Facilities Authority RB
Series E,
5.00%, 07/01/21	25	27,142
Series O,
4.00%, 11/01/21	35	37,087
Series X-2,
1.80%, 07/01/37(b)	400	399,412
State of Connecticut Clean Water Fund — State Revolving Fund RB,
Series A,
5.00%, 03/01/21	100	108,349
State of Connecticut GO
Series A,
5.00%, 10/15/21	160	173,414
Series B,
5.00%, 05/15/21	65	69,817
Series C,
5.00%, 07/15/21	100	107,783
Series D,
5.00%, 11/01/21	110	119,309
Series E,
4.00%, 09/15/21	40	42,072
5.00%, 10/15/21	250	270,960
Series G,
5.00%, 11/01/21	400	433,852
State of Connecticut Special Tax Revenue RB
Series A,
5.00%, 01/01/21	100	106,911
5.00%, 08/01/21	240	258,593
5.00%, 09/01/21	80	86,338
5.00%, 10/01/21	195	210,848
Series B,
5.00%, 08/01/21	25	26,937
University of Connecticut RB,
Series A,
5.00%, 08/15/21	240	259,483

		2,926,653
DELAWARE — 0.8%
City of Wilmington DE GO,
Series A,
4.00%, 10/01/21	15	15,982
County of New Castle DE GO,
Series A,
5.00%, 07/15/21	90	98,354
Delaware Transportation Authority RB
5.00%, 06/01/21	125	135,590
5.00%, 07/01/21	650	708,006
State of Delaware GO
5.00%, 10/01/21	125	137,368
Series B,
5.00%, 07/01/21	35	38,207
Series D,
5.00%, 07/01/21	250	272,682
University of Delaware RB,
Series A,
5.00%, 11/01/21	120	131,936

		1,538,125
DISTRICT OF COLUMBIA — 1.3%
District of Columbia GO
Series A,
5.00%, 06/01/21	500	544,095
5.00%, 12/01/21	100	110,161
Series E,
5.00%, 06/01/21	200	217,638
District of Columbia RB
5.00%, 07/15/21	80	86,919
Series A,
5.00%, 12/01/21	150	165,241

Security	Par (000)	Value
Series C,
4.00%, 12/01/21	$175	$187,154
5.00%, 12/01/21	195	214,814
Series F,
5.00%, 12/01/21	80	88,129
District of Columbia Water & Sewer Authority RB
Series A,
4.00%, 10/01/21	55	58,617
5.00%, 10/01/21	25	27,409
Series C,
5.00%, 10/01/21	390	427,573
Metropolitan Washington Airports Authority RB
Series C,
5.00%, 10/01/21	75	82,225
Series F-1,
5.00%, 10/01/21	415	454,981

		2,664,956
FLORIDA — 5.9%
Board of Governors State University System of Florida RB,
Series A,
5.00%, 07/01/21	135	146,846
Broward County FL Water & Sewer Utility Revenue RB,
5.00%, 10/01/21	160	175,778
City of Fort Lauderdale FL Water & Sewer Revenue RB,
5.00%, 03/01/21	140	151,430
City of Gainesville FL Utilities System Revenue RB,
Series A,
5.00%, 10/01/21	50	54,833
City of Jacksonville FL RB
5.00%, 10/01/21	400	437,632
Series B,
5.00%, 10/01/21	435	476,245
Series C,
5.00%, 10/01/21	180	197,284
City of Miami Beach FL RB,
5.00%, 09/01/21	35	38,110
City of Orlando FL RB,
Series A,
5.00%, 11/01/21, (ETM)	90	98,862
City of Tallahassee GO,
5.00%, 10/01/21	140	153,443
City of Tampa FL Water & Wastewater System Revenue RB,
5.00%, 10/01/21	100	109,861
County of Broward FL Airport System Revenue RB,
Series Q-1,
5.00%, 10/01/21	80	87,578
County of Hillsborough FL Community Investment Tax Revenue RB,
Series A,
5.00%, 11/01/21	40	43,939
County of Lee FL Transportation Facilities Revenue RB,
5.00%, 10/01/21	40	43,725
County of Manatee FL Public Utilities Revenue RB,
5.00%, 10/01/21	115	126,340
County of Miami-Dade FL Aviation Revenue RB,
Series B,
4.00%, 10/01/21	55	58,373
County of Miami-Dade FL GO,
5.00%, 07/01/21	100	108,924
County of Miami-Dade FL RB,
Series B,
5.00%, 04/01/21	65	70,332
County of Miami-Dade FL Transit System RB,
5.00%, 07/01/21	140	151,911
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	385	421,844
Series A,
5.00%, 10/01/21	40	43,918
County of Orange FL RB,
5.00%, 10/01/21	55	60,317
County of Orange FL Sales Tax Revenue RB,
Series C,
5.00%, 01/01/21	155	166,816
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/21	90	98,875
County of Palm Beach FL GO,
5.00%, 07/01/21	110	120,045
County of Palm Beach FL RB,
4.00%, 06/01/21	160	169,760
Escambia County School Board COP,
5.00%, 02/01/21	120	128,726
Florida Department of Environmental Protection RB
5.00%, 07/01/21	200	217,670
Series A,
5.00%, 07/01/21	250	272,087
Series B,
5.00%, 07/01/21	240	261,204
Florida Department of Management Services COP,
Series A,
5.00%, 08/01/21	120	131,266

285

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida Municipal Power Agency RB
5.00%, 10/01/21	$40	$43,699
Series A,
5.00%, 10/01/21	410	447,976
Florida State University Housing Facility Revenue RB,
Series A,
5.00%, 05/01/21	125	135,356
Florida’s Turnpike Enterprise RB
Series A,
5.00%, 07/01/21	75	81,827
Series B,
5.00%, 07/01/21	120	130,924
Series C,
5.00%, 07/01/21	170	185,475
Florida’s Turnpike RB,
Series A,
5.00%, 07/01/21	310	338,219
Hillsborough County School Board COP,
5.00%, 07/01/21	80	86,925
Hillsborough County School Board RB,
5.00%, 10/01/21	60	65,800
Jacksonville Transportation Authority RB,
5.00%, 08/01/21	125	136,467
JEA Electric System Revenue RB
Series A,
5.00%, 10/01/21	100	109,441
Series B,
5.00%, 10/01/21	50	54,721
JEA Water & Sewer System Revenue RB,
Series A,
5.00%, 10/01/21	225	246,282
Lee County School Board (The) COP
5.00%, 08/01/21	200	217,432
Series B,
3.00%, 08/01/21	50	51,463
5.00%, 08/01/21	50	54,358
Miami-Dade County Expressway Authority RB
Series A,
5.00%, 07/01/21	80	86,949
Series B,
5.00%, 07/01/21	155	168,463
Orange County Convention Center/Orlando RB,
5.00%, 10/01/21	210	229,757
Orange County School Board COP,
Series A, 5.00%, 08/01/21	60	65,413
Orlando Utilities Commission RB
Series A,
5.00%, 10/01/21	65	71,326
Series C,
4.00%, 10/01/21	75	80,003
5.25%, 10/01/21	100	110,497
Palm Beach County School District COP
Series B,
5.00%, 08/01/21	50	54,450
Series D,
5.00%, 08/01/21	290	315,807
Palm Beach County Solid Waste Authority RB,
5.00%, 10/01/21	75	82,129
Pasco County School Board COP,
5.00%, 08/01/21	75	81,309
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	224,102
Series A,
5.00%, 05/01/21	190	205,263
School Board of Miami-Dade County (The) GO,
5.00%, 03/15/21	240	259,495
School District of Broward County/FL COP
5.00%, 07/01/21	70	76,059
Series A,
5.00%, 07/01/21	135	146,686
School District of Broward County/FL GO,
Series B,
5.00%, 07/01/21	565	615,251
South Broward Hospital District RB,
5.00%, 05/01/21	50	54,059
St. Johns County School Board COP,
5.00%, 07/01/21	75	81,426
State of Florida GO
5.00%, 06/01/21	150	163,315
5.00%, 07/01/21	85	92,762
Series A,
4.00%, 06/01/21	105	111,434
5.00%, 06/01/21	290	315,743
5.00%, 07/01/21	70	76,392
Series B,
4.00%, 07/01/21	45	47,837
5.00%, 06/01/21	195	212,310
Series C,
5.00%, 06/01/21	110	119,765
Series D,
5.00%, 06/01/21	75	81,658

Security	Par (000)	Value
Series E,
5.00%, 06/01/21	$50	$54,439
State of Florida Lottery Revenue RB,
Series A,
5.00%, 07/01/21	410	447,322
Tampa Bay Water RB,
5.00%, 10/01/21	65	71,410
Volusia County School Board COP,
Series A,
5.00%, 08/01/21	35	38,104

		12,051,274
GEORGIA — 2.8%
City of Atlanta Department of Aviation RB,
Series A,
5.00%, 01/01/21	180	193,721
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	70	75,748
Series A,
4.00%, 01/01/21	75	78,898
Series B,
5.00%, 01/01/21	160	172,197
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	100	109,980
Series B,
5.00%, 11/01/21	100	109,980
Columbia County School District GO,
5.00%, 04/01/21	160	173,517
County of Carroll GA GO,
5.00%, 06/01/21	280	304,612
Forsyth County School District,
5.00%, 02/01/21	75	81,007
Georgia State Road & Tollway Authority RB
Series A,
5.00%, 03/01/21 (GTD)	145	156,990
Series B,
5.00%, 06/01/21	160	173,971
Gwinnett County Development Authority COP,
5.25%, 01/01/21	25	27,028
Gwinnett County School District GO
5.00%, 02/01/21	440	475,464
5.00%, 08/01/21 (SAW)	200	218,900
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
5.00%, 07/01/21	215	234,313
Municipal Electric Authority of Georgia RB
Series A,
4.00%, 01/01/21	10	10,450
5.00%, 11/01/21	50	54,461
5.25%, 01/01/21	105	112,795
Series B,
5.00%, 01/01/21	340	363,249
State of Georgia GO
5.00%, 02/01/21	250	269,833
Series A,
5.00%, 07/01/21	80	87,234
Series A-1,
5.00%, 02/01/21	110	118,726
Series C,
5.00%, 07/01/21	330	359,842
5.00%, 10/01/21	275	301,851
5.00%, 07/01/22 (PR 07/01/21)	150	163,610
Series E-2,
5.00%, 09/01/21	15	16,427
Series I,
5.00%, 07/01/21	445	485,241
5.00%, 11/01/21	130	142,974
Series J-1,
4.00%, 07/01/21	450	477,977
Washington Wilkes Payroll Development Authority RB,
0.00%, 12/01/21, (ETM)(a)	220	205,011

		5,756,007
HAWAII — 2.7%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21	55	58,387
5.00%, 07/01/21	110	119,841
Series A,
4.00%, 07/01/21	245	260,087
5.25%, 07/01/36 (PR 07/01/21)	900	988,011
City & County of Honolulu HI GO
Series A,
5.00%, 10/01/21	100	109,796
Series B,
4.00%, 10/01/21	150	160,103
5.00%, 10/01/21	60	65,878
5.00%, 11/01/21	385	423,550

286

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series C,
4.00%, 11/01/21	$100	$106,874
5.00%, 10/01/21	165	181,163
County of Hawaii HI GO,
5.00%, 09/01/21	200	218,904
Honolulu City & County Board of Water Supply RB,
Series A,
5.00%, 07/01/21	165	179,725
State of Hawaii GO
Series DZ,
5.00%, 12/01/29 (PR 12/01/21)	540	595,420
5.00%, 12/01/30 (PR 12/01/21)	395	435,539
Series DZ-2016,
5.00%, 12/01/26 (PR 12/01/21)	150	165,394
Series DZ-2017,
5.00%, 12/01/21	70	77,232
5.00%, 12/01/21 (ETM)	25	27,566
Series EA,
4.00%, 12/01/21	30	32,134
Series EE,
5.00%, 11/01/21	35	38,528
Series EF,
5.00%, 11/01/21	325	357,760
Series EH-2017,
5.00%, 08/01/21	195	213,307
Series EP,
5.00%, 08/01/21	30	32,816
Series EZ,
5.00%, 10/01/21	50	54,931
Series FB,
5.00%, 04/01/21	100	108,448
Series FE,
5.00%, 10/01/21	240	263,666
Series FH,
5.00%, 10/01/21	150	164,791
Series FN,
5.00%, 10/01/21	10	10,986
State of Hawaii State Highway Fund,
Series B,
5.00%, 01/01/21	70	75,353

		5,526,190
ILLINOIS — 1.5%
Chicago Midway International Airport RB,
Series B,
5.00%, 01/01/21	70	74,855
Chicago O’Hare International Airport RB
Series 2015-B,
5.00%, 01/01/21	50	53,591
Series A,
5.00%, 01/01/21	65	69,668
Series B,
5.00%, 01/01/21	15	16,077
Series C,
5.00%, 01/01/21	100	107,181
Chicago Transit Authority RB,
5.00%, 06/01/21	200	214,994
DuPage County Forest Preserve District GO,
5.00%, 01/01/21	40	42,970
Illinois Finance Authority RB,
5.00%, 01/01/21	110	118,358
Illinois State Toll Highway Authority RB,
Series D,
5.00%, 01/01/21	135	144,893
Regional Transportation Authority RB
5.75%, 06/01/21	40	44,107
Series A,
6.00%, 07/01/21	25	27,809
State of Illinois GO
4.00%, 02/01/21	75	76,519
4.00%, 09/01/21	75	76,701
5.00%, 02/01/21	110	114,850
5.00%, 06/01/21	45	47,174
5.00%, 07/01/21	200	209,878
5.00%, 08/01/21	285	299,467
Series A,
5.00%, 06/01/21	105	110,071
5.00%, 12/01/21	300	316,626
Series B,
5.25%, 01/01/21	85	89,135
Series D,
5.00%, 11/01/21	600	632,460
State of Illinois RB,
5.00%, 06/15/21	190	203,613

		3,090,997
INDIANA — 0.6%
Indiana Finance Authority RB
4.00%, 10/01/21	100	106,227
Series A,
5.00%, 05/01/21	45	48,615
5.00%, 10/01/21	100	109,279

Security	Par (000)	Value
5.00%, 12/01/21	$315	$346,361
Series C,
5.00%, 12/01/21	35	38,616
Indiana University RB
5.00%, 08/01/21	120	131,192
Series A,
5.00%, 06/01/21	45	48,982
Series W-2,
5.00%, 08/01/21	320	349,846
Indianapolis Local Public Improvement Bond Bank RB,
Series K,
5.00%, 06/01/21	50	54,150
Purdue University RB,
Series CC,
5.00%, 07/01/21	45	49,069

		1,282,337
IOWA — 0.5%
City of Cedar Rapids IA GO
5.00%, 06/01/21	110	119,797
Series A,
5.00%, 06/01/21	155	168,804
City of Des Moines IA GO,
Series E,
5.00%, 06/01/21	180	195,718
Iowa Finance Authority RB,
5.00%, 08/01/21	115	125,796
Iowa State Board of Regents RB,
4.00%, 09/01/21	135	143,192
State of Iowa RB,
Series A,
5.00%, 06/01/21	150	162,838

		916,145
KANSAS — 0.5%
City of Wichita KS GO,
Series 811,
5.00%, 06/01/21	150	163,359
Kansas Development Finance Authority RB,
Series C,
5.00%, 05/01/21	40	43,247
State of Kansas Department of Transportation RB
Series A,
5.00%, 09/01/21	410	448,880
Series B,
5.00%, 09/01/21	350	383,191

		1,038,677
LOUISIANA — 0.2%
Louisiana Office Facilities Corp. RB,
5.00%, 11/01/21	25	27,387
Louisiana State University & Agricultural & Mechanical College RB,
5.00%, 07/01/21	10	10,824
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series A-1,
4.00%, 05/01/21	20	21,135
State of Louisiana GO
Series A,
4.00%, 09/01/21	100	106,068
5.00%, 02/01/21	15	16,133
Series C,
5.00%, 07/15/21	195	211,983

		393,530
MAINE — 0.6%
Maine Municipal Bond Bank RB
5.00%, 11/01/21	75	82,460
Series B,
5.00%, 11/01/21	215	236,029
Series C,
5.00%, 11/01/21	305	335,065
Maine Turnpike Authority RB,
5.00%, 07/01/21	110	119,816
State of Maine GO,
Series B,
5.00%, 06/01/21	340	370,182

		1,143,552
MARYLAND — 3.2%
City of Baltimore MD RB
5.00%, 07/01/21	125	136,117
Series A,
5.00%, 07/01/21	325	353,489
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	42,289
5.00%, 04/01/21	25	27,092
County of Baltimore MD COP,
5.00%, 10/01/21	125	136,841
County of Baltimore MD GO
5.00%, 08/01/21	300	328,257
Series B,
4.50%, 09/01/21	60	64,852
County of Carroll MD GO,
5.00%, 11/01/21	100	109,980
County of Harford MD GO,
5.00%, 09/15/21	240	263,422

287

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Prince George’s MD GOL,
Series B,
4.00%, 07/15/21	$500	$531,790
Maryland Health & Higher Educational Facilities Authority RB
Series A,
5.00%, 07/01/21	25	27,231
Series B,
5.00%, 07/01/21	50	54,447
Maryland State Transportation Authority RB,
5.00%, 07/01/21	170	185,222
Maryland Water Quality Financing Administration Revolving Loan Fund RB,
5.00%, 03/01/21	125	135,139
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	161,976
5.00%, 06/01/21	55	59,882
5.00%, 09/01/21	600	657,468
5.00%, 12/01/21	105	115,812
State of Maryland GO
First Series,
5.00%, 06/01/21	400	435,508
First Series C,
4.00%, 08/15/21	250	266,330
5.00%, 08/01/21	620	678,020
Series A,
5.00%, 03/01/21	120	129,860
5.00%, 03/01/24 (PR 03/01/21)	70	75,549
Series B,
5.00%, 08/01/21	80	87,486
Series C,
5.00%, 08/01/21	1,000	1,093,580
Washington Suburban Sanitary Commission GO,
5.00%, 06/01/21	435	473,867

		6,631,506
MASSACHUSETTS — 3.6%
Commonwealth of Massachusetts GOL
5.00%, 03/01/21	125	135,271
5.00%, 04/01/22 (PR 04/01/21)	200	216,842
Series A,
4.00%, 07/01/21	200	212,316
5.00%, 04/01/27 (PR 04/01/21)	550	596,315
5.25%, 08/01/21	585	643,991
Series B,
5.25%, 08/01/21	275	302,731
5.25%, 08/01/21 (AGM)	200	220,168
5.25%, 09/01/21	240	264,778
Series C,
5.00%, 10/01/21	80	87,863
Series D,
5.00%, 10/01/26 (PR 10/01/21)	1,250	1,372,450
Series E,
4.00%, 09/01/21	100	106,470
Commonwealth of Massachusetts RB,
Series A,
5.50%, 06/01/21	200	220,618
Commonwealth of Massachusetts Transportation Fund Revenue RB,
Series A,
5.00%, 06/01/25 (PR 06/01/21)	450	489,816
Massachusetts Bay Transportation Authority RB
Series A,
0.00%, 07/01/21(a)	200	188,896
Series C,
5.25%, 07/01/21	40	43,924
5.50%, 07/01/21	200	221,032
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	38,551
Series 2014,
5.00%, 08/01/21	525	574,450
Massachusetts Development Finance Agency RB,
Series B-3,
5.00%, 01/01/21	100	107,894
Massachusetts Health & Educational Facilities Authority RB,
Series M,
5.25%, 02/15/21	35	38,017
Massachusetts School Building Authority RB
Series A,
5.00%, 05/15/21 (ETM)	40	43,451
5.00%, 08/15/21	270	295,415
Series B,
4.00%, 10/15/21	75	80,087
5.00%, 10/15/21	250	274,700
Series C,
5.00%, 08/15/21 (ETM)	105	114,753
Massachusetts Turnpike Authority RB,
Series C,
0.00%, 01/01/21(a)	95	90,458

Security	Par (000)	Value
Massachusetts Water Resources Authority RB,
Series J,
5.50%, 08/01/21 (AGM)	$285	$315,900
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	38,470
Series 1,
4.00%, 11/01/21	50	53,323

		7,388,950
MICHIGAN — 1.3%
Michigan Finance Authority RB
5.00%, 08/01/21	70	76,122
5.00%, 10/01/21	475	521,873
Michigan State Building Authority RB
Series I,
5.00%, 04/15/21	95	102,798
5.00%, 10/15/21	465	509,421
Series I-A,
5.00%, 10/15/21	90	98,598
Michigan State Hospital Finance Authority RB,
Series 200,
4.00%, 11/01/21	250	265,720
Michigan Strategic Fund RB
1.45%, 09/01/30(b)	100	96,443
5.00%, 10/15/21	55	59,700
Royal Oak School District GO,
5.00%, 05/01/21	100	108,313
State of Michigan GO
Series A,
5.00%, 12/01/21	170	187,389
Series B,
5.00%, 11/01/21	110	120,978
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	255	280,661
5.25%, 11/01/21	125	138,414
5.50%, 11/01/21 (AGM)	130	144,971

		2,711,401
MINNESOTA — 1.7%
County of Hennepin MN GO,
Series C,
5.00%, 12/01/21	250	276,170
Metropolitan Council GO
Series B,
5.00%, 09/01/21	75	82,207
Series C,
5.00%, 03/01/21	120	129,892
Minnesota Municipal Power Agency RB,
Series A,
4.00%, 10/01/21	10	10,620
South Washington County Independent School District No. 833/MN GO,
Series B,
5.00%, 02/01/21	150	161,899
Southern Minnesota Municipal Power Agency RB, Series A,
0.00%, 01/01/21(a)	40	38,042
State of Minnesota COP,
5.00%, 06/01/21	30	32,507
State of Minnesota GO
5.00%, 10/01/21	555	609,368
Series A,
5.00%, 08/01/21	305	333,447
Series B,
5.00%, 08/01/21	125	136,659
Series D,
5.00%, 08/01/21	50	54,663
5.00%, 10/01/21	175	192,143
Series F,
5.00%, 10/01/21	395	433,694
University of Minnesota RB
Series B,
5.00%, 12/01/21	300	330,789
Series D,
5.00%, 12/01/36 (PR 12/01/21)	500	551,315

		3,373,415
MISSISSIPPI — 0.9%
Mississippi Development Bank RB,
5.00%, 01/01/21	55	58,869
State of Mississippi GO
Series A,
5.00%, 10/01/29 (PR 10/01/21)	500	548,980
5.00%, 10/01/36 (PR 10/01/21)	395	433,694
5.25%, 11/01/21	340	376,261
Series C,
5.00%, 10/01/21	135	148,050
Series F,
5.00%, 11/01/21	105	115,374

288

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series F,
5.25%, 10/01/21	$50	$55,216
Series H,
4.00%, 12/01/21	145	154,876

		1,891,320
MISSOURI — 0.4%
Missouri Highway & Transportation Commission RB
Series A,
5.00%, 05/01/21	25	27,191
Series B,
5.00%, 05/01/21	120	130,514
Missouri State Environmental Improvement & Energy Resources Authority RB,
5.00%, 07/01/21	525	573,100
University of Missouri RB,
Series A,
5.00%, 11/01/21	100	110,080

		840,885
MONTANA — 0.0%
State of Montana GO,
5.00%, 08/01/21	20	21,878

NEBRASKA — 0.8%
City of Lincoln NE Electric System Revenue RB,
5.00%, 09/01/21	255	279,112
City of Omaha NE GO
5.00%, 04/15/21	100	108,458
5.25%, 04/01/21	105	114,435
City of Omaha NE Sewer Revenue RB,
5.00%, 11/15/21	45	49,452
Metropolitan Utilities District of Omaha Water System Revenue RB,
5.00%, 12/01/21	200	220,458
Nebraska Public Power District RB
5.00%, 07/01/21	50	54,418
Series A,
5.00%, 01/01/21	420	451,600
Series B,
5.00%, 01/01/21	90	96,772
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A,
4.00%, 02/01/21	50	52,474
Omaha Public Power District RB,
Series B,
5.00%, 02/01/21	45	48,570
University of Nebraska RB,
5.00%, 07/01/21	135	147,048

		1,622,797
NEVADA — 1.7%
City of Las Vegas NV GOL,
Series A,
5.00%, 06/01/21	70	75,971
Clark County School District GOL
Series A,
5.00%, 06/15/21	330	357,370
Series B,
5.00%, 06/15/21	175	189,514
Series D,
5.00%, 06/15/21	65	70,391
County of Clark Department of Aviation RB,
5.00%, 07/01/21	210	228,303
County of Clark NV GOL,
5.00%, 11/01/21	120	131,897
County of Clark NV RB
5.00%, 07/01/21	255	277,680
Series A,
5.00%, 07/01/21	500	544,470
Las Vegas Valley Water District GOL,
Series B,
5.00%, 12/01/21	100	110,161
Nevada System of Higher Education RB
4.00%, 07/01/21	75	79,465
Series A,
4.00%, 07/01/21	50	52,977
5.00%, 07/01/21	100	108,775
State of Nevada GOL
5.00%, 04/01/21	180	194,814
5.00%, 06/01/21	135	146,710
5.00%, 08/01/21	100	109,143
State of Nevada Highway Improvement Revenue RB,
5.00%, 12/01/21	735	810,183

		3,487,824

Security	Par (000)	Value
NEW HAMPSHIRE — 0.1%
New Hampshire Municipal Bond Bank RB
Series A,
5.00%, 08/15/21	$70	$76,437
Series D,
5.00%, 08/15/21	70	76,546
State of New Hampshire GO,
Series B,
5.00%, 11/01/21	50	55,023

		208,006
NEW JERSEY — 1.3%
County of Monmouth NJ GO,
4.00%, 03/01/21	200	211,460
New Jersey Building Authority RB
Series A,
5.00%, 06/15/21	100	107,021
5.00%, 06/15/21 (ETM)	5	5,434
New Jersey Economic Development Authority RB
Series B,
5.00%, 11/01/21	150	161,718
Series DDD,
5.00%, 06/15/21	200	214,042
Series II,
5.00%, 03/01/21	25	26,610
Series KK,
5.00%, 03/01/21	20	21,288
Series NN,
5.00%, 03/01/21 (SAP)	180	191,592
Series UU,
5.00%, 06/15/21	100	107,021
Series XX,
5.00%, 06/15/21	335	358,520
New Jersey Educational Facilities Authority RB,
Series 2014-A,
5.00%, 09/01/21	35	37,610
New Jersey State Turnpike Authority RB,
Series B,
5.00%, 01/01/21	125	134,344
New Jersey Transportation Trust Fund Authority RB
Series A,
5.00%, 06/15/21 (SAP)	65	69,564
Series A-1,
5.00%, 06/15/21	100	106,993
Series AA,
5.00%, 06/15/21 (SAP)	115	123,074
Series B,
5.00%, 06/15/21	135	144,478
New Jersey Turnpike Authority RB,
Series C,
5.00%, 01/01/21	350	376,163
State of New Jersey GO
5.00%, 06/01/21	145	156,410
5.25%, 08/01/21	160	174,421

		2,727,763
NEW MEXICO — 0.9%
Albuquerque Municipal School District No. 12 GO,
5.00%, 08/01/21	100	109,021
New Mexico Finance Authority RB
5.00%, 06/15/21	485	528,189
Series A,
5.00%, 06/15/21	50	54,439
Series C,
5.00%, 06/01/21	100	108,790
State of New Mexico GO,
5.00%, 03/01/21, (ETM)	260	280,951
State of New Mexico Severance Tax Permanent Fund RB
Series A,
5.00%, 07/01/21	565	614,918
Series B,
5.00%, 07/01/21	80	86,878
University of New Mexico (The) RB,
Series A,
5.00%, 06/01/21	100	108,616

		1,891,802
NEW YORK — 8.9%
City of New York NY GO
5.00%, 08/01/21	135	147,633
Series 1,
5.00%, 08/01/21	50	54,679
Series A,
5.00%, 08/01/21	50	54,679
Series A-1,
4.00%, 08/01/21	200	212,842
5.00%, 08/01/21	35	38,275
Series B,
5.00%, 08/01/21	230	251,523
Series C,
5.00%, 08/01/21	180	196,844
Series E,
4.00%, 08/01/21	25	26,605
5.00%, 08/01/21	285	311,671
Series F,
5.00%, 08/01/21	200	218,716
Series H,
5.00%, 08/01/21	345	377,285
Series I,
5.00%, 03/01/21	60	64,930

289

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series I,
5.00%, 08/01/21	$315	$344,478
Series J,
5.00%, 08/01/21	715	781,909
County of Nassau NY GOL
Series A,
5.00%, 01/01/21	35	37,539
5.00%, 04/01/21	50	53,939
Series C,
5.00%, 10/01/21	150	163,774
Long Island Power Authority RB
5.00%, 09/01/21	100	109,232
Series A,
0.00%, 06/01/21(a)	90	84,548
Series B,
5.00%, 09/01/21	205	223,926
Metropolitan Transportation Authority RB
5.25%, 11/15/21	250	276,802
Series A,
5.00%, 11/15/21	30	33,100
Series A-1,
4.00%, 11/15/21 (ETM)	50	53,610
5.00%, 11/15/21	110	120,921
Series B,
5.00%, 11/15/21	290	318,791
Series B-2,
5.00%, 11/15/21	210	230,849
Series B-4,
5.00%, 11/15/21	195	215,147
Series C,
5.00%, 11/15/21	280	307,799
Series C-1,
5.00%, 11/15/21	120	131,914
Series D,
5.00%, 11/15/21	255	280,316
Series E,
5.00%, 11/15/21	180	197,870
Series F,
4.00%, 11/15/21	25	26,689
5.00%, 11/15/21	85	93,439
Nassau County Interim Finance Authority RB,
Series A,
5.00%, 11/15/21	50	55,183
Nassau County Sewer & Storm Water Finance Authority RB,
Series A,
5.00%, 10/01/21	40	44,022
New York City Transitional Finance Authority Building Aid RB,
Series S-2,
5.00%, 07/15/21	140	152,825
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1,
5.00%, 07/15/21 (SAW)	215	234,696
5.00%, 07/15/21 (ETM)	225	245,885
5.00%, 07/15/21 (ETM) (SAW)	140	152,783
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	500	546,145
Series A,
5.00%, 11/01/21	110	121,014
Series A-1,
5.00%, 11/01/21	275	302,536
Series B,
5.00%, 11/01/21	100	110,013
Series B-1,
5.00%, 11/01/21	75	82,510
Series C,
5.00%, 11/01/21	540	594,071
Series E,
5.00%, 11/01/21	150	165,019
Series F-1,
5.00%, 05/01/21	165	179,225
Series I,
5.00%, 05/01/21	55	59,742
New York City Water & Sewer System RB,
Series EE,
4.00%, 06/15/21	80	85,084
New York Convention Center Development Corp. RB,
5.00%, 11/15/21	200	219,924
New York Municipal Bond Bank Agency RB,
5.00%, 12/01/21	110	121,289
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	75,390
4.00%, 05/15/21	90	95,355
4.00%, 10/01/21	225	239,438
5.00%, 08/15/21 (SAP)	150	163,422
5.50%, 05/15/21 (AMBAC)	100	110,008
Series A,
4.00%, 03/15/21	100	105,656
5.00%, 02/15/21	205	221,562
5.00%, 03/15/21	565	611,507

Security	Par (000)	Value
5.00%, 07/01/21	$260	$283,068
5.00%, 10/01/21	215	235,367
5.00%, 10/01/21 (AGM)	75	82,226
Series B,
5.00%, 03/15/21	800	866,480
5.00%, 07/01/21	55	59,925
Series C,
5.00%, 03/15/21	200	216,620
Series D,
5.00%, 02/15/21	325	351,257
5.00%, 08/15/21	70	76,611
5.00%, 10/01/21 (BAM SAW)	225	246,532
Series E,
4.00%, 03/15/21	100	105,761
5.00%, 03/15/21	100	108,310
5.00%, 08/15/21	210	229,832
Series F,
5.00%, 10/01/21 (BAM SAW)	45	49,379
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	27,039
5.00%, 06/15/21	210	229,016
5.00%, 11/15/21	25	27,558
Series A,
5.00%, 06/15/21	200	218,110
Series B,
5.00%, 06/15/21	100	109,055
Series E,
5.00%, 05/15/21	95	103,385
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A,
5.00%, 04/01/21	190	205,947
Series A-1,
5.00%, 04/01/21	130	140,911
New York State Thruway Authority RB
5.00%, 01/01/21	130	139,974
Series A,
5.00%, 03/15/21	180	195,055
Series I,
5.00%, 01/01/21	200	215,344
Series K,
4.00%, 01/01/21	70	73,723
New York State Urban Development Corp. RB
Series A,
5.00%, 03/15/21	225	243,698
Series A-1,
5.00%, 03/15/21	170	184,127
Series A-2,
5.50%, 03/15/21	135	147,940
Series D,
5.00%, 03/15/21	350	379,085
Series E,
5.00%, 03/15/21	70	75,817
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	143,143
Series 173,
4.00%, 12/01/21	30	32,154
Series 175,
5.00%, 12/01/21	55	60,757
Series 189,
5.00%, 05/01/21	110	119,669
Sales Tax Asset Receivable Corp. RB,
Series A,
5.00%, 10/15/21	165	181,681
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	111,514
Series A,
4.00%, 11/15/21	65	69,349
5.00%, 01/01/21	145	156,412
5.00%, 11/15/21	80	88,266
Series B,
4.00%, 11/15/21	105	112,511
5.00%, 11/15/21	245	270,313
Series C,
5.00%, 11/15/21	130	143,432

		18,252,931
NORTH CAROLINA — 3.4%
City of Asheville NC Water System Revenue RB,
4.00%, 08/01/21	50	53,136
City of Charlotte NC COP,
Series A,
5.00%, 12/01/21	255	280,301
City of Charlotte NC GO,
5.00%, 12/01/21	285	314,540
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/21	235	256,672
City of Durham NC GO,
Series C,
5.00%, 07/01/21	50	54,566

290

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
City of Raleigh NC GO
Series A,
4.00%, 09/01/21	$50	$53,251
Series B,
5.00%, 04/01/21	50	54,224
City of Raleigh NC RB,
Series A,
5.00%, 10/01/21	40	43,867
County of Buncombe NC RB
5.00%, 06/01/21	65	70,732
Series A,
5.00%, 06/01/21	85	92,496
County of Cabarrus NC GO,
5.00%, 03/01/21	75	81,024
County of Durham NC GO,
5.00%, 10/01/21	160	175,778
County of Forsyth NC GO
4.00%, 12/01/21	10	10,705
5.00%, 07/01/21	50	54,566
County of Guilford NC GO,
Series D,
5.00%, 08/01/21	250	273,470
County of Mecklenburg NC GO
Series A,
5.00%, 09/01/21	200	219,218
5.00%, 12/01/21	450	496,489
County of Mecklenburg NC RB,
Series A,
5.00%, 10/01/21	270	296,538
County of New Hanover NC GO
5.00%, 02/01/21	200	216,070
5.00%, 08/01/21	300	328,257
County of Wake NC GO,
Series C,
5.00%, 03/01/21	380	411,422
County of Wake NC RB,
Series A,
5.00%, 12/01/21	75	82,646
North Carolina Eastern Municipal Power Agency RB
Series A,
5.00%, 01/01/21 (ETM)	745	800,689
Series B,
5.00%, 01/01/21 (ETM)	435	468,586
North Carolina State University at Raleigh RB,
Series A,
5.00%, 10/01/21	100	109,829
State of North Carolina GO
5.00%, 06/01/21	345	376,026
Series C,
4.00%, 05/01/21	350	371,220
State of North Carolina GOL,
Series B,
5.00%, 06/01/21	400	435,392
State of North Carolina RB,
5.00%, 03/01/21	270	291,403
University of North Carolina at Chapel Hill RB,
0.00%, 08/01/21(a)	55	51,908
University of North Carolina at Greensboro RB,
5.00%, 04/01/21	80	86,562

		6,911,583
OHIO — 3.7%
City of Columbus OH GO
Series 1,
5.00%, 07/01/21	460	501,736
Series 2012-3,
5.00%, 08/15/21	125	136,805
Series A,
5.00%, 02/15/21	110	118,887
5.00%, 08/15/21	305	333,804
City of Columbus OH GOL,
Series 2012-4,
4.00%, 08/15/21	20	21,276
Cleveland Department of Public Utilities Division of Water RB,
Series Y,
5.00%, 01/01/21	70	75,440
Cleveland State University RB,
5.00%, 06/01/21	55	59,391
Columbus City School District GO,
Series A,
5.00%, 12/01/21	105	115,562
County of Franklin OH Sales Tax Revenue RB,
5.00%, 06/01/21	250	272,120
County of Hamilton OH Sales Tax Revenue RB,
Series A,
5.00%, 12/01/21	505	554,934
JobsOhio Beverage System RB,
Series A,
5.00%, 01/01/21	150	160,919
Miami University/Oxford OH RB,
5.00%, 09/01/21	185	202,253
Northeast Ohio Regional Sewer District RB,
5.00%, 11/15/21	70	77,067
Ohio Higher Educational Facility Commission RB,
5.00%, 01/01/21	100	107,549
Ohio State Building Authority RB,
5.00%, 10/01/21	180	196,934

Security	Par (000)	Value
Ohio State University (The) RB
Series A,
5.00%, 06/01/21	$50	$54,352
Series D,
5.00%, 12/01/21	75	82,570
Ohio Turnpike & Infrastructure Commission RB,
Series A,
5.50%, 02/15/21 (NPFGC)	105	114,643
Ohio Water Development Authority RB
5.00%, 06/01/21	200	217,812
Series A,
5.00%, 06/01/21	185	201,476
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	27,227
5.00%, 12/01/21	440	485,456
5.50%, 06/01/21	250	275,700
Series B,
5.00%, 12/01/21	150	165,497
State of Ohio GO
5.00%, 09/01/21	150	164,178
Series A,
5.00%, 03/01/21	100	108,111
5.00%, 05/01/21	130	141,098
5.00%, 08/01/21	55	60,079
5.00%, 09/01/21	50	54,726
5.00%, 09/15/21	760	832,708
Series B,
5.00%, 08/01/21	400	436,940
Series C,
5.00%, 09/15/21	165	180,786
Series R,
5.00%, 05/01/21	20	21,713
Series T,
5.00%, 11/01/21	200	219,894
State of Ohio RB
5.00%, 04/01/21	80	86,541
5.00%, 10/01/21	270	295,750
Series A,
5.00%, 04/01/21	250	270,440
Series B,
5.00%, 04/01/21	100	108,176

		7,540,550
OKLAHOMA — 0.8%
Grand River Dam Authority RB,
Series A,
5.00%, 06/01/21	340	369,393
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	175,259
Series B,
5.00%, 07/01/21	170	184,666
Series C,
5.00%, 07/01/21	70	76,039
Oklahoma City Water Utilities Trust RB,
5.00%, 07/01/21	160	174,611
Oklahoma Development Finance Authority RB,
Series A,
5.00%, 08/15/21	45	49,027
Oklahoma Turnpike Authority RB,
Series A,
4.00%, 01/01/21	320	336,553
Oklahoma Water Resources Board RB,
Series A,
5.00%, 04/01/21	145	157,170
University of Oklahoma (The) RB,
Series C,
5.00%, 07/01/21	125	135,784

		1,658,502
OREGON — 2.0%
City of Portland OR Sewer System Revenue RB
Series A,
5.00%, 06/01/21	290	315,659
5.00%, 08/01/21	245	267,626
5.00%, 10/01/21	60	65,878
Series B,
5.00%, 10/01/21	100	109,699
City of Portland OR Water System Revenue RB,
Series A,
4.00%, 10/01/21	100	106,735
Clackamas County School District No. 12 North Clackamas GO,
5.00%, 06/15/21	150	163,318
County of Washington OR GOL,
5.00%, 03/01/21	300	324,492
Lane Community College GO,
4.00%, 06/15/21	65	68,962
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO,
4.00%, 06/15/21 (GTD)	75	79,680

291

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metro/OR GO,
Series A,
5.00%, 06/01/21	$150	$163,272
Oregon Health & Science University RB,
Series A,
5.00%, 07/01/21	320	347,699
Oregon State Facilities Authority RB,
Series A,
5.00%, 11/15/21	65	71,300
Oregon State Lottery RB
Series B,
5.00%, 04/01/21	190	205,895
Series D,
5.00%, 04/01/21 (MORAL OBLG)	95	102,948
Portland Community College District GO,
5.00%, 06/15/21	20	21,782
State of Oregon Department of Transportation RB
5.00%, 11/15/21	65	71,562
Series A,
5.00%, 11/15/21	105	115,601
Series C,
5.00%, 11/15/21	200	220,192
State of Oregon GO
Series C,
5.00%, 06/01/21	200	217,812
Series H,
5.00%, 05/01/21	80	86,942
Series J,
5.00%, 05/01/21	80	86,942
Series N,
5.00%, 12/01/21	415	457,874
Tri-County Metropolitan Transportation District of Oregon RB,
Series A,
5.00%, 10/01/21	150	163,581
Washington & Multnomah Counties School District No. 48J Beaverton GO,
Series B,
4.00%, 06/15/21	100	106,153
Washington County Clean Water Services RB,
5.00%, 10/01/21	55	60,299

		4,001,903
PENNSYLVANIA — 1.2%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	43,010
First Series,
5.00%, 06/01/21	225	242,834
5.00%, 06/15/21	200	216,064
5.00%, 07/01/21	15	16,219
5.00%, 08/15/21	25	27,114
5.00%, 11/15/21	100	109,059
Second Series,
5.00%, 01/15/21	400	428,184
5.00%, 07/01/21	75	81,093
5.00%, 10/15/21	60	65,321
Series T,
5.00%, 07/01/21	180	194,623
County of Chester PA GO,
5.00%, 11/15/21	30	32,989
Delaware County Authority RB,
5.00%, 08/01/21	40	43,547
Pennsylvania Higher Educational Facilities Authority RB
Series A,
5.00%, 05/01/21 (ETM)	15	16,276
Series AN,
5.00%, 06/15/21	25	27,132
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	18,527
Series A,
5.00%, 12/01/21	320	351,485
5.25%, 07/15/21	80	87,611
Series B,
5.00%, 12/01/23 (PR 12/01/21)	450	496,184

		2,497,272
RHODE ISLAND — 0.5%
Rhode Island Health & Educational Building Corp. RB,
5.00%, 09/01/21	340	371,814
Rhode Island Infrastructure Bank RB,
5.00%, 10/01/21	90	98,759
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B,
4.00%, 10/01/21	145	154,535
Series C,
5.00%, 10/01/21	180	197,283
State of Rhode Island GO,
Series D,
5.00%, 08/01/21	230	251,029

		1,073,420

Security	Par (000)	Value
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/21	$130	$142,679
City of Columbia SC Waterworks & Sewer System Revenue RB,
4.50%, 02/01/21	75	80,075
County of Charleston SC GO,
5.00%, 11/01/21	155	170,726
Horry County School District/SC GO,
5.00%, 03/01/21 (SCSDE)	230	248,718
SCAGO Educational Facilities Corp. for Picknes School District RB,
5.00%, 12/01/21	65	71,273
South Carolina Public Service Authority RB
Series B,
4.00%, 12/01/21	55	57,998
5.00%, 12/01/21	205	222,710
Series C,
5.00%, 12/01/21	85	92,343
South Carolina Transportation Infrastructure Bank RB
Series A,
5.00%, 10/01/21	135	147,875
Series B,
5.00%, 10/01/21	275	301,227
State of South Carolina GO
Series A,
4.00%, 06/01/21	225	238,725
5.00%, 07/01/21 (SAW)	300	327,486

		2,101,835
TENNESSEE — 1.7%
City of Clarksville TN Water Sewer & Gas Revenue RB,
5.00%, 02/01/21	25	26,971
County of Montgomery TN GO,
5.00%, 04/01/21	175	189,546
County of Shelby TN GO
Series A,
4.00%, 03/01/21	45	47,579
5.00%, 04/01/21	250	271,120
County of Sumner TN GO
5.00%, 06/01/21	125	135,951
5.00%, 12/01/21	70	77,136
County of Williamson TN GO,
Series A,
5.00%, 04/01/21	500	542,510
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB,
Series D,
4.00%, 10/01/21	185	197,282
Metropolitan Government of Nashville & Davidson County TN GO
Series A,
5.00%, 01/01/21	100	107,746
Series C,
5.00%, 07/01/21	110	119,980
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB,
Series A,
5.25%, 01/01/21, (ETM)	50	54,093
State of Tennessee GO
Series A,
5.00%, 08/01/21	305	333,728
5.00%, 09/01/21	50	54,821
5.00%, 10/01/21	205	225,283
Series B,
5.00%, 08/01/21	250	273,547
5.00%, 11/01/21	225	247,754
Tennessee State School Bond Authority RB,
Series B,
5.00%, 11/01/21	420	462,055

		3,367,102
TEXAS — 12.8%
Allen Independent School District GO,
5.00%, 02/15/21	100	107,872
Austin Independent School District GO,
Series B,
5.00%, 08/01/21	50	54,602
Canadian River Municipal Water Authority Corp. RB,
5.00%, 02/15/21	150	161,614
Carrollton-Farmers Branch Independent School District GO,
5.00%, 02/15/21 (PSF)	100	108,079
Central Texas Regional Mobility Authority RB,
5.00%, 01/01/21	50	53,091

292

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	$100	$93,376
0.00%, 08/15/21 (ETM)(a)	375	352,909
City of Austin TX Electric Utility Revenue RB,
Series A,
5.00%, 11/15/21	120	131,792
City of Austin TX GOL
5.00%, 09/01/21	465	508,951
Series A,
4.00%, 09/01/21	30	31,941
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	180	195,579
5.00%, 11/15/21	110	121,032
5.00%, 11/15/21 (ETM)	25	27,491
Series A,
5.00%, 05/15/21	125	135,819
5.00%, 11/15/21	25	27,507
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	168,545
Series C,
5.00%, 07/15/21	50	54,369
City of Dallas TX GOL,
5.00%, 02/15/21	160	172,589
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	71,304
Series A,
5.00%, 10/01/21	110	120,669
City of Denton TX GO,
5.00%, 02/15/21	55	59,230
City of Denton TX GOL,
5.00%, 02/15/21	100	107,691
City of El Paso TX GOL,
4.00%, 08/15/21	110	116,817
City of El Paso TX Water & Sewer Revenue RB,
5.00%, 03/01/21	75	81,064
City of Fort Worth TX Water & Sewer System Revenue RB,
5.00%, 02/15/21	80	86,298
City of Garland TX Electric Utility System Revenue RB,
5.00%, 03/01/21	65	69,982
City of Garland TX GOL,
5.00%, 02/15/21	115	124,083
City of Grand Prairie TX GOL,
5.00%, 02/15/21	150	162,040
City of Houston TX Airport System Revenue RB,
Series B,
5.00%, 07/01/21	375	408,019
City of Houston TX Combined Utility System Revenue RB
Series B,
5.00%, 11/15/21	110	120,773
Series C,
5.00%, 05/15/21	160	173,530
Series D,
5.00%, 11/15/21	245	268,995
City of Houston TX GOL,
Series A,
5.00%, 03/01/21	300	323,908
City of Lubbock TX GOL,
5.00%, 02/15/21	190	204,858
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	316,347
5.00%, 02/01/21	250	269,705
City of San Marcos TX GOL,
5.00%, 08/15/21	40	43,579
Clear Creek Independent School District GO,
Series A,
5.00%, 02/15/21	100	107,872
Clifton Higher Education Finance Corp. RB,
5.00%, 03/01/21	80	86,278
County of Denton TX GOL,
5.00%, 07/15/21	125	136,187
County of Fort Bend TX GO,
5.00%, 03/01/21	15	16,205
County of Harris TX GOL
Series A,
5.00%, 08/15/21	55	60,058
5.00%, 10/01/21	75	82,153
Series B,
5.00%, 10/01/21	100	109,537
County of Harris TX RB
5.00%, 08/15/21	145	158,379
Series A,
5.00%, 08/15/21	125	136,534
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	126,638
5.00%, 02/15/21	50	54,000

Security	Par (000)	Value
Series A,
5.00%, 02/15/21	$280	$302,403
Series C,
5.00%, 02/15/21	100	108,001
Dallas Area Rapid Transit RB
Series A,
5.00%, 12/01/21	190	209,046
Series B,
5.00%, 12/01/21	55	60,513
Dallas Independent School District GO,
4.00%, 08/15/21	70	74,444
Dallas/Fort Worth International Airport RB
Series E,
5.00%, 11/01/21	125	137,019
Series F,
5.00%, 11/01/21	180	197,307
Series G,
5.00%, 11/01/21	85	93,173
Denton Independent School District GO,
Series A,
5.00%, 08/15/21	80	87,332
DeSoto Independent School District GO,
0.00%, 08/15/21(a)	250	235,625
Edinburg Consolidated Independent School District/TX GO,
4.00%, 02/15/21	100	105,353
Fort Bend Independent School District GO,
5.00%, 08/15/21	45	49,194
Fort Worth Independent School District GO,
5.00%, 02/15/21	175	188,867
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	100	109,258
Series A,
4.50%, 08/15/21	20	21,558
Garland Independent School District GO,
5.00%, 02/15/21 (PSF)	100	107,949
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	55	60,092
Series A,
5.00%, 08/15/21	45	49,068
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	32,755
Series A,
5.00%, 11/15/21	105	114,686
Harris County Flood Control District GOL,
Series A,
5.25%, 10/01/21	230	253,844
Harris County Hospital District RB,
5.00%, 02/15/21	100	107,433
Houston Community College System GOL,
5.00%, 02/15/21	230	248,402
Houston Community College System RB,
5.00%, 04/15/21	100	108,127
Houston Independent School District GOL,
5.00%, 02/15/21 (PSF)	100	108,053
Katy Independent School District GO,
Series A,
5.00%, 02/15/21 (PSF)	275	297,074
Keller Independent School District/TX GO,
Series A,
5.00%, 08/15/21	135	147,624
Laredo Community College District GOL,
5.00%, 08/01/21	65	70,586
Leander Independent School District GO
0.00%, 08/15/21(a)	575	540,471
Series B,
0.00%, 08/15/21(a)	150	140,569
Series D,
0.00%, 08/15/21(a)	50	46,998
Lewisville Independent School District GO
Series A,
5.00%, 08/15/21 (PSF)	150	163,980
Series B,
4.00%, 08/15/21	285	302,835
Lone Star College System GOL
5.00%, 02/15/21	190	204,957
Series A,
5.00%, 08/15/21	145	158,334
Longview Independent School District GO,
5.00%, 02/15/21	70	75,529
Lower Colorado River Authority RB
5.00%, 05/15/21	215	233,148
Series A,
5.00%, 05/15/21	170	184,423
Series B,
5.00%, 05/15/21	150	162,726
Magnolia Independent School District/TX GO,
5.00%, 08/15/21	60	65,518
Manor Independent School District GO,
5.00%, 08/01/21	15	16,349

293

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	$135	$148,160
Series B,
5.00%, 11/01/21	220	241,446
Midland Independent School District GO,
5.00%, 02/15/21	50	53,962
North East Independent School District/TX GO,
5.25%, 02/01/21	115	124,558
North Texas Municipal Water District RB,
5.00%, 06/01/21	900	978,327
North Texas Municipal Water District Water System Revenue RB,
5.00%, 09/01/21	210	229,717
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	604,730
Series A,
5.00%, 01/01/21	365	392,196
5.00%, 09/01/21 (ETM)	20	21,815
5.50%, 09/01/36 (PR 09/01/21)	690	762,878
Series D,
5.00%, 09/01/29 (PR 09/01/21)	155	169,066
5.25%, 09/01/27 (PR 09/01/21)	1,500	1,647,270
Northside Independent School District GO
5.00%, 08/15/21	265	289,452
Series A,
4.00%, 08/15/21 (PSF)	40	42,515
Northwest Independent School District GO,
5.00%, 02/15/21	40	43,149
Permanent University Fund - Texas A&M University System RB,
5.00%, 07/01/21	130	141,717
Permanent University Fund - University of Texas System RB,
Series A,
5.00%, 07/01/21	160	174,421
Pflugerville Independent School District GO,
5.00%, 02/15/21	50	53,974
Port Authority of Houston of Harris County Texas GO,
Series A,
5.00%, 10/01/21	125	136,881
Richardson Independent School District GO,
4.00%, 02/15/21	300	316,290
San Antonio Water System RB
5.00%, 05/15/21	100	108,655
Series A,
5.00%, 05/15/21	55	59,760
Series B,
5.00%, 05/15/21	50	54,299
South Texas College GOL,
5.00%, 08/15/21	70	76,350
Southwest Higher Education Authority Inc. RB,
5.00%, 10/01/21	140	152,901
Spring Branch Independent School District GO, Series B,
5.00%, 02/01/21	115	123,976
State of Texas GO
5.00%, 04/01/21	750	811,725
5.00%, 08/01/21	35	38,200
5.00%, 10/01/21	335	367,167
Series C,
5.00%, 08/01/21	20	21,829
Series D,
5.00%, 05/15/21	200	217,140
Series G,
5.00%, 08/01/21	100	109,143
Tarrant County Cultural Education Facilities Finance Corp. RB,
5.00%, 12/01/21	90	98,899
Tarrant Regional Water District RB
5.00%, 03/01/21	120	129,670
6.00%, 09/01/21	150	168,553
Series A,
5.00%, 03/01/21	45	48,626
Texas State University System RB
4.50%, 03/15/21	15	16,016
5.00%, 03/15/21	125	135,054
Series A,
5.00%, 03/15/21	1,000	1,080,430
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	450	493,209
Series A,
5.00%, 04/01/21	680	735,964
Texas Water Development Board RB,
Series A,
5.00%, 10/15/21	275	301,991

Security	Par (000)	Value
Trinity River Authority Central Regional Wastewater System Revenue RB,
5.00%, 08/01/21	$195	$212,829
University of Houston RB,
Series A,
5.00%, 02/15/21	150	161,536
University of North Texas RB
5.00%, 04/15/21	225	243,844
Series A,
5.00%, 04/15/21	40	43,350
University of Texas System (The) RB
Series A,
4.00%, 08/15/21	90	95,852
Series B,
5.00%, 08/15/21	155	169,638
Series C,
5.00%, 08/15/21	280	306,443
Series D,
5.00%, 08/15/21	150	164,166
Series I,
5.00%, 08/15/21	100	109,444

		26,119,697
UTAH — 1.0%
Central Utah Water Conservancy District GOL,
Series C,
5.00%, 04/01/21	80	86,650
County of Salt Lake UT RB,
Series A,
5.00%, 02/01/21	75	81,007
Metropolitan Water District of Salt Lake & Sandy RB,
Series A,
4.00%, 07/01/21	90	95,542
State of Utah GO
Series 2011-A,
5.00%, 07/01/24 (PR 07/01/21)	530	578,087
Series A,
4.00%, 07/01/21	35	37,238
5.00%, 07/01/22 (PR 07/01/21)	95	103,619
5.00%, 07/01/26 (PR 07/01/21)	400	436,292
University of Utah (The) RB,
Series A,
5.00%, 08/01/21	175	191,322
Utah State Building Ownership Authority RB,
5.00%, 05/15/21	380	412,349
Utah Transit Authority RB,
Series A,
5.00%, 06/15/21	105	114,169

		2,136,275
VERMONT — 0.3%
Vermont Municipal Bond Bank RB,
Series 3,
5.00%, 12/01/21	565	622,410

VIRGINIA — 6.0%
City of Alexandria VA,
5.00%, 07/15/21	35	38,270
City of Norfolk VA GO,
5.00%, 08/01/21	40	43,780
City of Norfolk VA Water Revenue RB,
5.00%, 11/01/21	105	115,549
City of Virginia Beach VA GO,
Series B,
5.00%, 09/15/21 (SAW)	75	82,295
County of Arlington VA GO
Series A,
4.00%, 08/01/29 (PR 08/01/21)	2,000	2,125,420
5.00%, 08/01/21	155	169,551
5.00%, 08/15/21	210	229,963
Series C,
5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,188,869
County of Chesterfield VA GO,
Series B,
5.00%, 01/01/21 (SAW)	200	215,442
County of Fairfax VA GO
Series A,
5.00%, 10/01/21	100	109,926
5.00%, 10/01/25 (PR 10/01/21)	1,250	1,370,425
Series B,
5.00%, 04/01/21	115	124,840
County of Fairfax VA Sewer Revenue RB,
5.00%, 07/15/24 (PR 07/15/21)	580	633,308
County of Henrico VA GO,
5.00%, 07/15/21	190	207,349
County of Loudoun VA GO,
5.00%, 12/01/21	475	524,234
Fairfax County Economic Development Authority RB, Series A,
5.00%, 10/01/21	80	87,889
University of Virginia RB,
Series B,
5.00%, 08/01/21	75	82,041
Virginia College Building Authority RB
5.00%, 02/01/21	505	545,188
5.00%, 09/01/21	50	54,773
Series 2,
5.00%, 09/01/21	35	38,341

294

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series A,
5.00%, 09/01/21	$345	$377,934
Series E -1,
5.00%, 02/01/21	170	183,529
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	205	222,146
5.00%, 05/15/21	325	353,590
5.00%, 09/15/21	340	373,072
Series B,
5.00%, 09/15/21	75	82,295
Virginia Public Building Authority RB
Series A,
5.00%, 08/01/21	320	349,846
Series B,
5.00%, 08/01/21	195	213,188
Virginia Public School Authority RB
5.00%, 01/15/21	125	134,805
5.00%, 08/01/21	75	82,087
5.00%, 08/01/21 (ST INTERCEPT)	185	202,255
5.00%, 11/01/21	405	445,824
Series A,
5.00%, 08/01/21	35	38,264
Series B,
4.00%, 08/01/26 (PR 08/01/21) (ST INTERCEPT)	525	557,923
Series IV,
5.00%, 04/15/21	105	113,939
Virginia Resources Authority RB
5.00%, 10/01/21	170	186,764
5.00%, 11/01/21	130	143,104
Series B,
5.00%, 11/01/21	140	154,112

		12,202,130
WASHINGTON — 6.3%
Auburn School District No. 408 of King & Pierce Counties GO,
4.00%, 12/01/21	20	21,389
Central Puget Sound Regional Transit Authority RB
5.00%, 02/01/21	165	178,005
Series S-1,
5.00%, 11/01/21	75	82,436
City of Bellevue WA GOL,
5.00%, 12/01/21	475	523,265
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 04/01/21	115	124,684
City of Seattle WA GO
5.00%, 09/01/21	110	120,570
5.00%, 12/01/21	460	507,523
City of Seattle WA GOL,
4.50%, 03/01/21	50	53,480
City of Seattle WA Municipal Drainage & Wastewater Revenue RB,
5.00%, 09/01/21	60	65,747
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	370	405,439
Series A,
5.00%, 02/01/21	100	107,984
Series B,
5.00%, 04/01/21	300	325,263
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	75	81,487
5.00%, 09/01/21	125	136,972
City of Tacoma WA Electric System Revenue RB, Series A,
5.00%, 01/01/21	250	268,502
City of Vancouver WA GOL,
Series B,
5.00%, 12/01/21	195	214,681
Clark County Public Utility District No. 1 RB,
5.00%, 01/01/21	205	220,172
County of King WA GO,
5.00%, 12/01/21	125	137,914
County of King WA GOL
5.00%, 01/01/21	50	53,886
5.00%, 06/01/21	80	87,125
5.00%, 07/01/21	160	174,611
5.00%, 12/01/21	60	66,199
Series E,
4.00%, 06/01/21	100	106,157
County of King WA Sewer Revenue RB
5.00%, 01/01/35 (01/01/21 01/01/21)	210	226,214
Series A,
5.00%, 01/01/21	80	86,158

Security	Par (000)	Value
Series B,
4.00%, 01/01/21	$150	$158,014
5.00%, 07/01/21	125	136,304
Energy Northwest RB
5.00%, 07/01/21	75	81,737
Series A,
5.00%, 07/01/21	960	1,046,237
Franklin County School District No. 1 Pasco GO,
4.00%, 12/01/21	130	138,811
King County Public Hospital District No. 2 GO,
5.00%, 12/01/21	50	54,961
King County School District No. 405 Bellevue GO, Series A,
5.00%, 12/01/21	175	192,901
Lewis County Public Utility District No. 1 RB,
5.00%, 10/01/21	20	21,907
Pierce County School District No. 416 White River GO,
5.00%, 12/01/21 (GTD)	50	54,995
Port of Seattle WA RB
Series A,
4.00%, 08/01/21	115	121,831
5.00%, 08/01/21	100	108,838
5.25%, 07/01/21	150	163,998
Series B,
5.00%, 03/01/21	165	177,949
Public Utility District No. 1 of Cowlitz County WA RB, Series A,
5.00%, 09/01/21	25	27,245
Snohomish County Public Utility District No. 1 RB,
4.00%, 12/01/21	195	208,217
Snohomish County School District No. 15 Edmonds GO,
5.00%, 12/01/21	130	143,209
Snohomish County School District No. 15 Edmonds RB,
5.00%, 12/01/21	25	27,540
Snohomish County School District No. 2 Everett GO,
5.00%, 12/01/21	210	231,409
State of Washington COP
5.00%, 07/01/21	100	108,775
Series B,
4.00%, 07/01/21	225	238,394
State of Washington GO
5.00%, 07/01/21	260	283,743
5.00%, 08/01/21	100	109,388
5.00%, 08/01/29 (08/01/21 08/01/21)	1,200	1,311,924
Series 03-C,
0.00%, 06/01/21(a)	115	108,640
Series 2016-A,
5.00%, 07/01/21	140	152,785
Series B,
5.00%, 08/01/21	270	295,348
Series C,
0.00%, 06/01/21(a)	200	188,940
5.00%, 06/01/21	100	108,906
Series R,
5.00%, 07/01/21	255	278,287
Series R-2013A,
5.00%, 07/01/21	105	114,589
Series R-2015,
5.00%, 07/01/21	115	125,502
Series R-2015E,
5.00%, 07/01/21	500	545,660
State of Washington RB,
5.00%, 09/01/21	500	545,685
University of Washington RB
5.00%, 07/01/21	465	506,771
Series A,
5.00%, 04/01/21	220	238,286
Series B,
5.00%, 06/01/21	25	27,190
Series C,
5.00%, 07/01/21	35	38,144
Washington State University RB,
5.00%, 04/01/21	95	102,664

		12,901,587
WEST VIRGINIA — 0.3%
State of West Virginia GO,
Series A,
5.00%, 11/01/21	340	374,044
West Virginia State School Building Authority Lottery RB,
Series A,
5.00%, 07/01/21	150	163,698
West Virginia University RB,
Series B,
5.00%, 10/01/21	25	27,328

295

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
West Virginia Water Development Authority RB,
5.00%, 07/01/21	$100	$109,132

		674,202
WISCONSIN — 1.8%
City of Milwaukee WI GO
5.00%, 05/01/21	25	27,127
Series N-3,
5.00%, 05/15/21	95	103,196
Milwaukee County Metropolitan Sewer District GO,
Series A,
5.25%, 10/01/21	150	165,941
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1,
4.00%, 06/01/21 (ETM)	55	58,355
5.00%, 06/01/21 (ETM)	100	108,559
Series 2,
5.00%, 06/01/21 (ETM)	30	32,654
State of Wisconsin GO
5.00%, 05/01/21	205	222,730
Series 1,
5.00%, 05/01/21	560	608,435
5.00%, 11/01/21	220	241,956
Series 2,
4.00%, 11/01/21	210	224,160
5.00%, 05/01/21	45	48,892
5.00%, 11/01/21	155	170,469
Series 3,
5.00%, 11/01/21	365	401,427
Wisconsin Department of Transportation RB
Series 1,
5.00%, 07/01/21	535	583,380
Series 2,
5.00%, 07/01/21	295	321,677

Security	Par/ Shares (000)	Value
Wisconsin Health & Educational Facilities Authority RB,
4.00%, 11/15/21	$50	$53,246
WPPI Energy RB,
Series A,
5.00%, 07/01/21	205	223,356

		3,595,560

TOTAL MUNICIPAL DEBT OBLIGATIONS — 98.8%
(Cost: $204,015,559)		202,328,108

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds: MuniCash,
0.85%(c)(d)	176	175,726

TOTAL SHORT-TERM INVESTMENTS — 0.1%
(Cost: $175,708)		175,726

TOTAL INVESTMENTS IN SECURITIES — 98.9%
(Cost: $204,191,267)		202,503,834
Other Assets, Less Liabilities — 1.1%		2,304,702

NET ASSETS — 100.0%		$204,808,536

(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: Muni Cash	1,078	(902)	176	$175,726	$3,864	$38	$18

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$202,328,108	$—	$202,328,108
Money Market Funds	175,726	—	—	175,726

	$175,726	$202,328,108	$—	$202,503,834

Portfolio Abbreviations — Fixed Income

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed

NPFGC — National Public Finance Guarantee Corp.

PR — Prerefunded

296

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF
July 31, 2018

Portfolio Abbreviations — Fixed Income (continued)

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

297

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.4%
Omnicom Group Inc./Omnicom Capital Inc.,
3.63%, 05/01/22	$1,449	$1,439,973
WPP Finance 2010,
3.63%, 09/07/22	643	628,873

		2,068,846
AEROSPACE & DEFENSE — 1.9%
Embraer SA,
5.15%, 06/15/22	350	360,626
General Dynamics Corp.,
2.25%, 11/15/22 (Call 08/15/22)(a)	1,227	1,176,227
Northrop Grumman Corp.,
2.55%, 10/15/22 (Call 09/15/22)	1,977	1,905,492
Raytheon Co.,
2.50%, 12/15/22 (Call 09/15/22)(a)	1,310	1,270,870
Rockwell Collins Inc.,
2.80%, 03/15/22 (Call 02/15/22)	1,457	1,418,302
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	575	552,069
3.10%, 06/01/22(a)	2,747	2,712,635

		9,396,221
AGRICULTURE — 1.9%
Altria Group Inc.,
2.85%, 08/09/22	2,495	2,440,035
BAT Capital Corp.,
2.76%, 08/15/22 (Call 07/15/22)(b)	2,149	2,075,268
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	1,410	1,352,740
2.50%, 08/22/22	1,342	1,292,601
2.63%, 02/18/22 (Call 01/18/22)	450	438,021
Reynolds American Inc.,
4.00%, 06/12/22	1,722	1,736,292

		9,334,957
AIRLINES — 0.3%
Continental Airlines Inc. Pass Through Trust,
Series 2007-1, Class A,
5.98%, 04/19/22(a)	238	251,958
Delta Air Lines Inc.,
3.63%, 03/15/22 (Call 02/15/22)(a)	1,035	1,027,372
Southwest Airlines Co.,
2.75%, 11/16/22 (Call 10/16/22)	385	372,980

		1,652,310
AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp.,
2.60%, 11/16/22	265	256,705
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	885	848,795
3.22%, 01/09/22	840	819,949
3.34%, 03/28/22 (Call 02/28/22)	910	888,005
4.25%, 09/20/22	1,255	1,258,489
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	1,019	991,100
3.45%, 01/14/22 (Call 12/14/21)	1,063	1,047,948
3.45%, 04/10/22 (Call 02/10/22)	2,491	2,450,770
PACCAR Financial Corp.,
2.30%, 08/10/22	338	325,393
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	403	384,821
2.60%, 01/11/22	785	767,911
2.80%, 07/13/22(a)	400	392,816
3.30%, 01/12/22(a)	1,884	1,885,507

		12,318,209
BANKS — 22.9%
Australia & New Zealand Banking Group Ltd./New York NY,
2.63%, 11/09/22	875	840,744
Banco Santander SA,
3.50%, 04/11/22	1,277	1,265,430
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)(a)	1,872	1,789,988
5.70%, 01/24/22	1,683	1,812,288
Bank of Montreal
2.35%, 09/11/22(a)	1,096	1,048,412
2.55%, 11/06/22 (Call 10/06/22)(a)	1,364	1,313,696

Security	Par (000)	Value
Bank of New York Mellon Corp. (The),
2.60%, 02/07/22 (Call 01/07/22)	$1,165	$1,137,448
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	1,017	977,469
2.70%, 03/07/22(a)	1,592	1,554,668
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)(a)	1,443	1,412,755
3.95%, 03/22/22 (Call 02/22/22)	145	146,940
Branch Banking & Trust Co.,
2.63%, 01/15/22 (Call 12/15/21)	1,090	1,064,374
Canadian Imperial Bank of Commerce,
2.55%, 06/16/22	1,473	1,423,051
Capital One Financial Corp.,
3.05%, 03/09/22 (Call 02/09/22)	1,150	1,124,976
Capital One N.A.,
2.65%, 08/08/22 (Call 07/08/22)	844	810,333
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	956	916,699
2.75%, 04/25/22 (Call 03/25/22)	2,347	2,274,102
4.05%, 07/30/22	1,479	1,487,918
4.50%, 01/14/22	3,382	3,476,595
Citizens Bank N.A./Providence RI,
2.65%, 05/26/22 (Call 04/26/22)	365	351,864
Compass Bank,
2.88%, 06/29/22 (Call 05/29/22)	575	554,265
Cooperatieve Rabobank UA
3.88%, 02/08/22	3,937	3,990,779
3.95%, 11/09/22	1,845	1,843,155
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22(a)	2,335	2,329,233
Deutsche Bank AG/New York NY,
3.30%, 11/16/22	1,370	1,298,897
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	805	777,115
3.50%, 03/15/22 (Call 02/15/22)	741	739,592
First Republic Bank/CA,
2.50%, 06/06/22 (Call 05/06/22)	675	648,817
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)(a)	3,186	3,113,264
5.75%, 01/24/22	4,608	4,926,044
HSBC Holdings PLC
2.65%, 01/05/22	2,190	2,122,460
4.00%, 03/30/22(a)	2,658	2,701,432
4.88%, 01/14/22	736	764,910
Huntington Bancshares Inc./OH,
2.30%, 01/14/22 (Call 12/14/21)	1,721	1,648,339
Huntington National Bank (The),
2.50%, 08/07/22 (Call 07/07/22)	570	547,348
ING Groep NV,
3.15%, 03/29/22	1,595	1,566,641
JPMorgan Chase & Co.
3.25%, 09/23/22(a)	3,392	3,367,849
4.50%, 01/24/22	3,482	3,596,244
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	760	724,614
2.40%, 06/09/22	860	825,454
3.18%, 05/22/22	500	491,510
Lloyds Banking Group PLC,
3.00%, 01/11/22	1,405	1,373,851
Manufacturers & Traders Trust Co.,
2.50%, 05/18/22 (Call 04/18/22)	600	579,288
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	2,095	2,018,051
3.00%, 02/22/22	1,244	1,218,175
Mizuho Financial Group Inc.
2.60%, 09/11/22	1,305	1,248,650
2.95%, 02/28/22	1,625	1,584,879

298

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Morgan Stanley
2.75%, 05/19/22	$3,092	$2,998,560
4.88%, 11/01/22	2,403	2,490,013
MUFG Americas Holdings Corp.,
3.50%, 06/18/22	150	149,567
National Australia Bank Ltd./New York
2.50%, 05/22/22	1,315	1,262,308
2.80%, 01/10/22	1,115	1,087,080
Northern Trust Corp.,
2.38%, 08/02/22	941	907,275
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(c)	800	770,496
2.63%, 02/17/22 (Call 01/18/22)(c)	1,250	1,216,737
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(c)(d)	810	787,336
3.30%, 03/08/22 (Call 02/06/22)(c)	1,490	1,483,697
Regions Financial Corp.,
2.75%, 08/14/22 (Call 07/14/22)(a)	1,500	1,445,685
Royal Bank of Canada,
2.75%, 02/01/22	1,266	1,240,110
Santander Holdings USA Inc.,
3.70%, 03/28/22 (Call 02/28/22)(a)	1,470	1,454,638
Skandinaviska Enskilda Banken AB,
2.80%, 03/11/22(a)	290	283,147
Sumitomo Mitsui Banking Corp.,
3.20%, 07/18/22	1,125	1,107,596
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	1,780	1,720,708
2.78%, 10/18/22	966	930,519
2.85%, 01/11/22	1,099	1,070,470
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	1,320	1,267,847
3.50%, 08/02/22 (Call 08/02/21)(e)(f)	200	199,932
SunTrust Banks Inc.,
2.70%, 01/27/22 (Call 12/27/21)	1,411	1,371,167
Synchrony Bank,
3.00%, 06/15/22 (Call 05/15/22)	900	860,202
Synovus Financial Corp.,
3.13%, 11/01/22 (Call 10/01/22)	725	693,100
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	1,907	1,864,398
3.00%, 03/15/22 (Call 02/15/22)	677	669,086
Series V,
2.63%, 01/24/22 (Call 12/23/21)	1,180	1,152,435
Wells Fargo & Co.
2.63%, 07/22/22	3,554	3,426,944
3.50%, 03/08/22	3,033	3,030,634
Westpac Banking Corp.
2.50%, 06/28/22	1,177	1,130,273
2.80%, 01/11/22	1,522	1,485,685

		112,388,251
BEVERAGES — 2.7%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	3,052	2,952,505
3.75%, 01/15/22	2,605	2,640,298
Beam Suntory Inc.,
3.25%, 05/15/22 (Call 02/15/22)	435	427,318
Coca-Cola Co. (The),
2.20%, 05/25/22(a)	405	391,667
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)(a)	337	323,099
2.70%, 05/09/22 (Call 04/09/22)	1,221	1,181,659
Diageo Investment Corp.,
2.88%, 05/11/22	1,426	1,404,068
Molson Coors Brewing Co.,
3.50%, 05/01/22	442	439,640
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	952	920,146
2.75%, 03/05/22	1,475	1,458,406
3.10%, 07/17/22 (Call 05/17/22)	902	901,206

		13,040,012

Security	Par (000)	Value
BIOTECHNOLOGY — 1.8%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	$1,593	$1,548,667
2.70%, 05/01/22 (Call 03/01/22)	752	732,952
3.63%, 05/15/22 (Call 02/15/22)(a)	815	821,251
Baxalta Inc.,
3.60%, 06/23/22 (Call 04/23/22)	510	504,844
Biogen Inc.,
3.63%, 09/15/22	1,281	1,284,113
Celgene Corp.
3.25%, 08/15/22	1,452	1,426,779
3.55%, 08/15/22(a)	994	989,318
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	600	571,908
3.25%, 09/01/22 (Call 07/01/22)(a)	1,155	1,149,213

		9,029,045
BUILDING MATERIALS — 0.2%
Masco Corp.,
5.95%, 03/15/22	517	551,018
Owens Corning,
4.20%, 12/15/22 (Call 09/15/22)(a)	582	585,597

		1,136,615
CHEMICALS — 1.7%
Cabot Corp.,
3.70%, 07/15/22	465	461,322
Celanese U.S. Holdings LLC,
4.63%, 11/15/22	698	714,270
Dow Chemical Co. (The),
3.00%, 11/15/22 (Call 08/15/22)	1,821	1,776,531
Eastman Chemical Co.,
3.60%, 08/15/22 (Call 05/15/22)	805	804,308
Mosaic Co. (The),
3.25%, 11/15/22 (Call 10/15/22)	645	627,856
Nutrien Ltd.,
3.15%, 10/01/22 (Call 07/01/22)	590	572,500
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	623	598,435
2.45%, 02/15/22 (Call 11/15/21)	605	590,087
RPM International Inc.,
3.45%, 11/15/22 (Call 08/15/22)	210	206,447
Sherwin-Williams Co. (The),
2.75%, 06/01/22 (Call 05/01/22)	2,159	2,093,906

		8,445,662
COMMERCIAL SERVICES — 0.6%
Block Financial LLC,
5.50%, 11/01/22 (Call 05/01/22)	520	540,998
Ecolab Inc.,
2.38%, 08/10/22 (Call 07/10/22)	513	493,583
Equifax Inc.,
3.30%, 12/15/22 (Call 09/15/22)	499	488,202
Moody’s Corp.,
4.50%, 09/01/22 (Call 06/01/22)	494	508,948
Verisk Analytics Inc.,
4.13%, 09/12/22	300	303,756
Western Union Co. (The),
3.60%, 03/15/22 (Call 02/15/22)	790	781,278

		3,116,765
COMPUTERS — 2.5%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)(a)	1,030	987,935
2.15%, 02/09/22	1,458	1,413,021
2.50%, 02/09/22 (Call 01/09/22)	2,264	2,223,565
2.70%, 05/13/22	1,659	1,633,584
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22 (Call 08/15/22)(a)	1,374	1,406,990
HP Inc.,
4.05%, 09/15/22	603	611,110
IBM Credit LLC,
2.20%, 09/08/22	421	402,114
International Business Machines Corp.
1.88%, 08/01/22	1,955	1,849,860
2.50%, 01/27/22(a)	540	527,099
2.88%, 11/09/22	753	738,753
Seagate HDD Cayman,
4.25%, 03/01/22 (Call 02/01/22)	600	598,710

		12,392,741
COSMETICS & PERSONAL CARE — 1.0%
Colgate-Palmolive Co.
2.25%, 11/15/22	465	449,213
2.30%, 05/03/22	684	665,423

299

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Procter & Gamble Co. (The)
2.15%, 08/11/22	$1,662	$1,602,384
2.30%, 02/06/22	1,346	1,308,985
Unilever Capital Corp.,
2.20%, 05/05/22 (Call 04/05/22)	990	951,519

		4,977,524
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	1,740	1,737,181
4.63%, 07/01/22	625	636,006
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)(a)	940	900,313
3.75%, 02/01/22 (Call 12/01/21)(a)	692	692,152
Aircastle Ltd.,
5.50%, 02/15/22	340	352,927
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	1,817	1,747,336
2.65%, 12/02/22	1,470	1,414,434
American Express Credit Corp.,
2.70%, 03/03/22 (Call 01/31/22)	1,426	1,392,346
CME Group Inc.,
3.00%, 09/15/22(a)	878	866,305
Discover Financial Services
3.85%, 11/21/22	794	788,633
5.20%, 04/27/22	175	181,939
E*TRADE Financial Corp.,
2.95%, 08/24/22 (Call 07/24/22)	320	309,917
Franklin Resources Inc.,
2.80%, 09/15/22	305	296,417
Genpact Luxembourg Sarl,
3.70%, 04/01/22 (Call 03/01/22)	347	337,839
Intercontinental Exchange Inc.,
2.35%, 09/15/22 (Call 08/15/22)(a)	700	672,000
International Lease Finance Corp.
5.88%, 08/15/22	1,130	1,200,738
8.63%, 01/15/22	445	508,626
Invesco Finance PLC,
3.13%, 11/30/22	324	318,602
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	545	522,590
2.40%, 04/25/22 (Call 03/25/22)	475	458,845
3.05%, 02/15/22 (Call 11/15/21)	639	633,345
ORIX Corp.,
2.90%, 07/18/22	677	654,199
TD Ameritrade Holding Corp.,
2.95%, 04/01/22 (Call 02/01/22)	1,244	1,221,285
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,012	970,660
2.80%, 12/14/22 (Call 10/14/22)	2,706	2,657,373

		21,472,008
ELECTRIC — 4.2%
AEP Texas Inc.,
2.40%, 10/01/22 (Call 09/01/22)	565	540,400
Alabama Power Co.,
Series 17A,
2.45%, 03/30/22 (Call 02/28/22)	725	702,337
Ameren Illinois Co.,
2.70%, 09/01/22 (Call 06/01/22)	235	228,836
American Electric Power Co. Inc.,
Series F,
2.95%, 12/15/22 (Call 09/15/22)	322	313,480
CenterPoint Energy Inc.,
2.50%, 09/01/22 (Call 08/01/22)	755	724,936
CMS Energy Corp.,
5.05%, 03/15/22 (Call 12/15/21)	550	574,541
Dominion Energy Inc.
Series B,
2.75%, 01/15/22 (Call 12/15/21)	455	443,147
2.75%, 09/15/22 (Call 06/15/22)	565	545,050
DTE Energy Co.,
Series B,
3.30%, 06/15/22 (Call 04/15/22)	510	503,538
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	605	581,701
3.05%, 08/15/22 (Call 05/15/22)	944	927,565
Duke Energy Progress LLC,
2.80%, 05/15/22 (Call 02/15/22) .	525	516,605

Security	Par (000)	Value
Edison International,
2.40%, 09/15/22 (Call 08/15/22)	$1,015	$961,885
Entergy Corp.,
4.00%, 07/15/22 (Call 05/15/22)	1,139	1,150,606
Eversource Energy,
Series K,
2.75%, 03/15/22 (Call 02/15/22)	474	461,700
Exelon Corp.,
3.50%, 06/01/22 (Call 05/01/22)(a)	1,738	1,719,925
Exelon Generation Co. LLC,
4.25%, 06/15/22 (Call 03/15/22)	475	484,723
FirstEnergy Corp.,
Series A,
2.85%, 07/15/22 (Call 05/15/22)	830	802,676
Georgia Power Co.,
2.85%, 05/15/22	330	322,463
ITC Holdings Corp.,
2.70%, 11/15/22 (Call 10/15/22)	160	153,869
Northern States Power Co./MN,
2.15%, 08/15/22 (Call 02/15/22)	650	619,385
NSTAR Electric Co.,
2.38%, 10/15/22 (Call 07/15/22)(a)	150	143,898
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	555	567,293
7.00%, 09/01/22	621	703,345
Pacific Gas & Electric Co.,
2.45%, 08/15/22 (Call 05/15/22)	595	561,757
PacifiCorp,
2.95%, 02/01/22 (Call 11/01/21)(a)	360	356,198
PECO Energy Co.,
2.38%, 09/15/22 (Call 06/15/22)	320	307,677
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	230	228,199
4.20%, 06/15/22 (Call 03/15/22)	637	647,663
Progress Energy Inc.,
3.15%, 04/01/22 (Call 01/01/22)	722	711,091
Public Service Co. of Colorado,
2.25%, 09/15/22 (Call 03/15/22)	290	276,817
Public Service Enterprise Group Inc.,
2.65%, 11/15/22 (Call 10/15/22)	415	398,388
Puget Energy Inc.,
5.63%, 07/15/22 (Call 04/15/22)	180	190,573
Sempra Energy,
2.88%, 10/01/22 (Call 07/01/22)	797	773,249
Southern California Edison Co.,
Series B,
2.40%, 02/01/22 (Call 12/01/21)	320	308,896
TransAlta Corp.,
4.50%, 11/15/22 (Call 08/15/22)	727	718,538
Virginia Electric & Power Co.,
2.95%, 01/15/22 (Call 10/15/21)	360	355,954
Xcel Energy Inc.,
2.60%, 03/15/22 (Call 02/15/22)	85	82,675

		20,611,579
ELECTRONICS — 0.7%
Agilent Technologies Inc.,
3.20%, 10/01/22 (Call 07/01/22)	345	337,482
Amphenol Corp.,
4.00%, 02/01/22 (Call 11/01/21)	267	271,414
Arrow Electronics Inc.,
3.50%, 04/01/22 (Call 02/01/22)	310	304,869
Avnet Inc.,
4.88%, 12/01/22	485	499,448
Corning Inc.,
2.90%, 05/15/22 (Call 03/15/22)	414	405,960
Jabil Inc.,
4.70%, 09/15/22	843	862,263
Tech Data Corp.,
3.70%, 02/15/22 (Call 01/15/22)(a)	620	611,035
Tyco Electronics Group SA,
3.50%, 02/03/22 (Call 11/03/21)	172	172,519

		3,464,990
ENVIRONMENTAL CONTROL — 0.3%
Republic Services Inc.,
3.55%, 06/01/22 (Call 03/01/22)	963	965,706
Waste Management Inc.,
2.90%, 09/15/22 (Call 06/15/22)(a)	733	719,373

		1,685,079
FOOD — 1.7%
Campbell Soup Co.,
2.50%, 08/02/22	415	393,744
Flowers Foods Inc.,
4.38%, 04/01/22 (Call 01/01/22)	200	204,036
General Mills Inc.,
2.60%, 10/12/22 (Call 09/12/22)	595	571,920
JM Smucker Co. (The),
3.00%, 03/15/22	375	367,076
Kellogg Co.,
3.13%, 05/17/22	250	246,000
Kraft Heinz Foods Co.
3.50%, 06/06/22	2,003	1,991,343
3.50%, 07/15/22 (Call 05/15/22)	1,432	1,423,336

300

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	$510	$494,741
3.40%, 04/15/22 (Call 01/15/22)	515	511,632
McCormick & Co. Inc./MD,
2.70%, 08/15/22 (Call 07/15/22)	865	835,875
Sysco Corp.,
2.60%, 06/12/22	340	328,841
Tyson Foods Inc.,
4.50%, 06/15/22 (Call 03/15/22)	1,090	1,126,330

		8,494,874
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp.,
4.40%, 04/01/22 (Call 01/01/22)	360	365,764
International Paper Co.,
4.75%, 02/15/22 (Call 11/15/21)	942	977,645

		1,343,409
HAND & MACHINE TOOLS — 0.2%
Kennametal Inc.,
3.88%, 02/15/22 (Call 11/15/21)	97	96,361
Stanley Black & Decker Inc.,
2.90%, 11/01/22	828	811,373

		907,734
HEALTH CARE — PRODUCTS — 1.9%
Abbott Laboratories,
2.55%, 03/15/22(a)	1,033	1,002,919
Becton Dickinson and Co.,
2.89%, 06/06/22 (Call 05/06/22)	2,027	1,967,041
Boston Scientific Corp.,
3.38%, 05/15/22	432	427,028
Covidien International Finance SA,
3.20%, 06/15/22 (Call 03/15/22)	731	725,700
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	673	670,389
3.15%, 03/15/22	2,577	2,563,909
Thermo Fisher Scientific Inc.,
3.30%, 02/15/22	818	811,906
Zimmer Biomet Holdings Inc.,
3.15%, 04/01/22 (Call 02/01/22)	965	946,491

		9,115,383
HEALTH CARE — SERVICES — 2.1%
Aetna Inc.,
2.75%, 11/15/22 (Call 08/15/22)	1,520	1,461,586
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	565	549,937
3.13%, 05/15/22	1,288	1,269,131
Catholic Health Initiatives,
2.95%, 11/01/22	415	400,878
Cigna Corp.,
4.00%, 02/15/22 (Call 11/15/21)	914	927,747
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	475	460,071
3.15%, 12/01/22 (Call 09/01/22)	595	582,856
Laboratory Corp. of America Holdings
3.20%, 02/01/22	662	653,500
3.75%, 08/23/22 (Call 05/23/22)	396	398,091
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	1,532	1,510,521
3.35%, 07/15/22(a)	1,831	1,835,028

		10,049,346
HOLDING COMPANIES — DIVERSIFIED — 0.2%
Ares Capital Corp.,
3.63%, 01/19/22 (Call 12/19/21)	767	747,549

HOME BUILDERS — 0.3%
DR Horton Inc.,
4.38%, 09/15/22 (Call 06/15/22)	410	416,478
NVR Inc.,
3.95%, 09/15/22 (Call 06/15/22)	888	891,445

		1,307,923
HOME FURNISHINGS — 0.0%
Whirlpool Corp.,
4.70%, 06/01/22	100	103,484

HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	795	763,224
2.88%, 10/01/22	257	250,840

Security	Par (000)	Value
Clorox Co. (The),
3.05%, 09/15/22 (Call 06/15/22)	$825	$816,618
Kimberly-Clark Corp.,
2.40%, 03/01/22	190	184,362

		2,015,044
INSURANCE — 2.2%
Alleghany Corp.,
4.95%, 06/27/22	599	626,452
American International Group Inc.,
4.88%, 06/01/22	2,093	2,188,880
Berkshire Hathaway Finance Corp.,
3.00%, 05/15/22	1,225	1,221,815
Berkshire Hathaway Inc.,
3.40%, 01/31/22	535	541,286
Chubb INA Holdings Inc.,
2.88%, 11/03/22 (Call 09/03/22)	845	828,396
Enstar Group Ltd.,
4.50%, 03/10/22 (Call 02/10/22)	75	74,609
Fidelity National Financial Inc.,
5.50%, 09/01/22	150	158,661
Hartford Financial Services Group Inc. (The),
5.13%, 04/15/22	1,097	1,156,084
Lincoln National Corp.,
4.20%, 03/15/22	710	724,129
Markel Corp.,
4.90%, 07/01/22	100	104,048
Marsh & McLennan Companies Inc.,
2.75%, 01/30/22 (Call 12/30/21)	845	824,636
MetLife Inc.,
3.05%, 12/15/22	622	612,172
Primerica Inc.,
4.75%, 07/15/22	350	361,165
Principal Financial Group Inc.,
3.30%, 09/15/22	360	356,231
Sompo International Holdings Ltd.,
4.70%, 10/15/22	460	469,849
WR Berkley Corp.,
4.63%, 03/15/22	325	335,049

		10,583,462
INTERNET — 1.0%
Amazon.com Inc.,
2.50%, 11/29/22 (Call 08/29/22)	1,317	1,279,702
Baidu Inc.
2.88%, 07/06/22	900	865,962
3.50%, 11/28/22	900	885,447
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	903	870,420
3.80%, 03/09/22 (Call 02/09/22)	922	931,100

		4,832,631
IRON & STEEL — 0.4%
ArcelorMittal,
6.25%, 02/25/22	250	267,808
Nucor Corp.,
4.13%, 09/15/22 (Call 06/15/22)(a)	715	733,254
Vale Overseas Ltd.,
4.38%, 01/11/22	1,089	1,108,362

		2,109,424
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22(a)	795	837,676

LODGING — 0.3%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,168	1,122,109
3.25%, 09/15/22 (Call 06/15/22)	190	187,177

		1,309,286
MACHINERY — 1.7%
ABB Finance USA Inc.,
2.88%, 05/08/22	1,406	1,381,395
Caterpillar Financial Services Corp.
2.40%, 06/06/22	660	638,887
2.55%, 11/29/22	270	261,103
2.85%, 06/01/22(a)	747	735,279
Caterpillar Inc.,
2.60%, 06/26/22 (Call 03/26/22)	890	867,554
CNH Industrial Capital LLC,
4.38%, 04/05/22(a)	520	523,380
Deere & Co.,
2.60%, 06/08/22 (Call 03/08/22)	1,315	1,283,769
Flowserve Corp.,
3.50%, 09/15/22 (Call 06/15/22)	628	613,135
John Deere Capital Corp.
2.15%, 09/08/22(a)	565	539,242
2.65%, 01/06/22	810	795,388
2.75%, 03/15/22	740	727,302

301

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Roper Technologies Inc.,
3.13%, 11/15/22 (Call 08/15/22)	$179	$175,726

		8,542,160
MANUFACTURING — 1.5%
3M Co.,
2.00%, 06/26/22	974	937,173
Eaton Corp.,
2.75%, 11/02/22	2,077	2,017,577
General Electric Co.
2.70%, 10/09/22	3,264	3,161,902
3.15%, 09/07/22	1,100	1,087,009
Parker-Hannifin Corp.,
3.50%, 09/15/22	275	275,795

		7,479,456
MEDIA — 2.9%
21st Century Fox America Inc.,
3.00%, 09/15/22	1,133	1,112,357
CBS Corp.,
3.38%, 03/01/22 (Call 12/01/21)	1,108	1,093,252
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 07/23/22 (Call 05/23/22)	3,146	3,194,039
Comcast Cable Communications Holdings Inc.,
9.46%, 11/15/22	1,002	1,225,837
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	992	934,256
3.13%, 07/15/22(a)	1,614	1,592,534
Discovery Communications LLC
3.30%, 05/15/22	621	610,673
3.50%, 06/15/22 (Call 04/15/22)(b)	525	517,886
RELX Capital Inc.,
3.13%, 10/15/22 (Call 07/15/22)	554	540,865
Walt Disney Co. (The)
2.35%, 12/01/22	1,581	1,526,677
2.45%, 03/04/22	510	495,271
Warner Media LLC
3.40%, 06/15/22	360	356,040
4.00%, 01/15/22	781	789,099

		13,988,786
MINING — 0.6%
Barrick Gold Corp.,
3.85%, 04/01/22	629	635,202
BHP Billiton Finance USA Ltd.,
2.88%, 02/24/22	1,083	1,066,820
Newmont Mining Corp.,
3.50%, 03/15/22 (Call 12/15/21)	1,064	1,058,244
Southern Copper Corp.,
3.50%, 11/08/22	170	168,099

		2,928,365
OIL & GAS — 4.2%
Apache Corp.,
3.25%, 04/15/22 (Call 01/15/22)	875	863,153
BP Capital Markets PLC
2.50%, 11/06/22	1,390	1,341,002
3.06%, 03/17/22	943	933,843
3.25%, 05/06/22(a)	2,158	2,148,828
Cenovus Energy Inc.,
3.00%, 08/15/22 (Call 05/15/22)	505	483,169
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)(a)	2,252	2,171,176
2.41%, 03/03/22 (Call 01/03/22)	1,057	1,032,330
Devon Energy Corp.,
3.25%, 05/15/22 (Call 02/15/22)	1,174	1,154,171
EQT Corp.,
3.00%, 10/01/22 (Call 09/01/22)	964	928,544
Exxon Mobil Corp.,
2.40%, 03/06/22 (Call 01/06/22)	1,162	1,133,984
Husky Energy Inc.,
3.95%, 04/15/22 (Call 01/15/22)	414	416,848
Marathon Oil Corp.,
2.80%, 11/01/22 (Call 08/01/22)	1,188	1,142,405
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	791	772,222
3.13%, 02/15/22 (Call 11/15/21)	797	793,302
Phillips 66,
4.30%, 04/01/22	2,099	2,159,871
Pioneer Natural Resources Co.,
3.95%, 07/15/22 (Call 04/15/22)	1,107	1,120,627

Security	Par (000)	Value
Shell International Finance BV,
2.38%, 08/21/22	$968	$938,050
Total Capital International SA,
2.88%, 02/17/22	1,223	1,209,755

		20,743,280
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	910	882,518
National Oilwell Varco Inc.,
2.60%, 12/01/22 (Call 09/01/22)	1,482	1,417,948
TechnipFMC PLC,
3.45%, 10/01/22 (Call 07/01/22)	372	363,128

		2,663,594
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America,
3.90%, 06/15/22 (Call 03/15/22) .	370	373,315
WestRock RKT Co.,
4.90%, 03/01/22	220	228,871

		602,186
PHARMACEUTICALS — 5.4%
AbbVie Inc.
2.90%, 11/06/22	3,220	3,134,219
3.20%, 11/06/22 (Call 09/06/22)	1,224	1,204,453
Allergan Finance LLC,
3.25%, 10/01/22 (Call 07/01/22)	2,003	1,955,028
Allergan Funding SCS,
3.45%, 03/15/22 (Call 01/15/22)(a)	3,033	2,995,876
AstraZeneca PLC,
2.38%, 06/12/22 (Call 05/12/22)	1,241	1,192,675
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	974	927,151
Cardinal Health Inc.,
2.62%, 06/15/22 (Call 05/15/22)	1,426	1,363,356
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,501	1,440,795
3.50%, 07/20/22 (Call 05/20/22)(a)	1,880	1,868,758
4.75%, 12/01/22 (Call 09/01/22)	265	274,341
Eli Lilly & Co.,
2.35%, 05/15/22(a)	501	488,104
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/30/22)(a)	525	508,861
3.90%, 02/15/22	1,138	1,140,333
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	2,313	2,275,691
Johnson & Johnson,
2.25%, 03/03/22 (Call 02/03/22)	791	771,249
McKesson Corp.,
2.70%, 12/15/22 (Call 09/15/22)	230	220,931
Merck & Co. Inc.
2.35%, 02/10/22	1,453	1,417,489
2.40%, 09/15/22 (Call 06/15/22)	720	698,882
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,260	1,223,032
2.40%, 09/21/22	1,285	1,241,554

		26,342,778
PIPELINES — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
3.50%, 12/01/22 (Call 11/01/22)(a)	500	491,235
Enbridge Inc.,
2.90%, 07/15/22 (Call 06/15/22)(a)	505	491,375
Energy Transfer Partners LP,
5.20%, 02/01/22 (Call 11/01/21)	1,118	1,163,514
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	458	472,798
5.88%, 03/01/22 (Call 12/01/21)(a)	1,781	1,882,107
Enterprise Products Operating LLC,
4.05%, 02/15/22	822	836,763
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	1,697	1,704,637
4.15%, 03/01/22	65	65,882
ONEOK Inc.,
4.25%, 02/01/22 (Call 11/01/21)(a)	255	258,965
ONEOK Partners LP,
3.38%, 10/01/22 (Call 07/01/22)	1,240	1,221,127
Plains All American Pipeline LP/PAA Finance Corp.,
3.65%, 06/01/22 (Call 03/01/22)	710	699,201
Sabine Pass Liquefaction LLC,
6.25%, 03/15/22 (Call 12/15/21)	1,210	1,305,639
Sunoco Logistics Partners Operations LP,
4.65%, 02/15/22	180	184,370

302

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TransCanada PipeLines Ltd.,
2.50%, 08/01/22	$1,315	$1,264,570
Western Gas Partners LP,
4.00%, 07/01/22 (Call 04/01/22)	747	741,457
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,078	1,059,394
3.60%, 03/15/22 (Call 01/15/22)	1,560	1,554,197

		15,397,231
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Alexandria Real Estate Equities Inc.,
4.60%, 04/01/22 (Call 01/01/22)(a)	763	784,883
American Tower Corp.
2.25%, 01/15/22(a)	902	863,791
4.70%, 03/15/22(a)	1,174	1,209,889
AvalonBay Communities Inc.,
2.95%, 09/15/22 (Call 06/15/22)	495	484,070
Brixmor Operating Partnership LP,
3.88%, 08/15/22 (Call 06/15/22)	713	708,529
Camden Property Trust,
2.95%, 12/15/22 (Call 09/15/22)	190	184,291
Crown Castle International Corp.,
4.88%, 04/15/22(a)	1,282	1,321,998
DDR Corp.,
4.63%, 07/15/22 (Call 04/15/22)	780	799,991
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	495	491,436
3.95%, 07/01/22 (Call 05/01/22)	344	346,436
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	260	261,412
4.38%, 06/15/22 (Call 03/15/22)	280	287,048
EPR Properties,
5.75%, 08/15/22 (Call 05/15/22)	678	710,781
Essex Portfolio LP,
3.63%, 08/15/22 (Call 05/15/22)	200	198,722
Government Properties Income Trust,
4.00%, 07/15/22 (Call 06/15/22)	470	464,586
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	155	150,868
4.00%, 12/01/22 (Call 10/01/22)	1,282	1,284,923
Healthcare Trust of America Holdings LP,
2.95%, 07/01/22 (Call 06/01/22)	535	516,708
Hospitality Properties Trust,
5.00%, 08/15/22 (Call 02/15/22)	1,068	1,099,623
Host Hotels & Resorts LP,
5.25%, 03/15/22 (Call 12/15/21)	210	218,478
Kimco Realty Corp.,
3.40%, 11/01/22 (Call 09/01/22)	832	818,422
National Retail Properties Inc.,
3.80%, 10/15/22 (Call 07/15/22)	150	149,358
Public Storage,
2.37%, 09/15/22 (Call 08/15/22)	420	403,162
Realty Income Corp.,
3.25%, 10/15/22 (Call 07/15/22)	545	535,354
Regency Centers Corp.,
3.75%, 11/15/22 (Call 08/15/22)	300	298,149
Select Income REIT,
4.15%, 02/01/22 (Call 12/01/21)	415	411,958
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	687	662,708
2.63%, 06/15/22 (Call 03/15/22)	850	825,435
3.38%, 03/15/22 (Call 12/15/21)	765	763,531
SL Green Operating Partnership LP,
3.25%, 10/15/22 (Call 09/15/22)	250	242,278
UDR Inc.,
4.63%, 01/10/22 (Call 10/10/21)(a)	170	174,464
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	545	533,800
4.25%, 03/01/22 (Call 12/01/21)	578	589,034
Vornado Realty LP,
5.00%, 01/15/22 (Call 10/15/21)	540	560,045
Washington Real Estate Investment Trust,
3.95%, 10/15/22 (Call 07/15/22)	440	440,295
Weingarten Realty Investors,
3.38%, 10/15/22 (Call 07/15/22)	100	98,287

Security	Par (000)	Value
Welltower Inc.,
5.25%, 01/15/22 (Call 10/15/21)	$711	$743,201

		20,637,944
RETAIL — 2.4%
Advance Auto Parts Inc.,
4.50%, 01/15/22 (Call 10/15/21)(a)	100	102,225
AutoZone Inc.,
3.70%, 04/15/22 (Call 01/15/22)	402	405,232
Costco Wholesale Corp.
2.25%, 02/15/22	735	713,487
2.30%, 05/18/22 (Call 04/18/22)(a)	865	839,483
Home Depot Inc. (The),
2.63%, 06/01/22 (Call 05/01/22)(a)	1,603	1,578,907
Lowe’s Companies Inc.,
3.12%, 04/15/22 (Call 01/15/22)	850	845,826
Macy’s Retail Holdings Inc.,
3.88%, 01/15/22 (Call 10/15/21)(a)	738	732,996
McDonald’s Corp.,
2.63%, 01/15/22	1,485	1,450,370
O’Reilly Automotive Inc.,
3.80%, 09/01/22 (Call 06/01/22)	75	75,515
QVC Inc.,
5.13%, 07/02/22	635	645,554
Starbucks Corp.,
2.70%, 06/15/22 (Call 04/15/22)	632	614,614
Tapestry Inc.,
3.00%, 07/15/22 (Call 06/15/22)(a)	509	491,221
Target Corp.,
2.90%, 01/15/22(a)	1,252	1,246,015
Walgreen Co.,
3.10%, 09/15/22	1,566	1,531,861
Walmart Inc.,
2.35%, 12/15/22 (Call 11/15/22)	615	592,546

		11,865,852
SAVINGS & LOANS — 0.2%
People’s United Financial Inc.,
3.65%, 12/06/22 (Call 09/06/22)	922	917,842

SEMICONDUCTORS — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/22 (Call 12/15/21)	3,921	3,807,957
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	807	784,049
2.70%, 12/15/22(a)	1,796	1,757,386
3.10%, 07/29/22	1,192	1,188,305
QUALCOMM Inc.,
3.00%, 05/20/22(a)	2,097	2,059,443
Texas Instruments Inc.,
1.85%, 05/15/22 (Call 04/15/22)(a)	745	710,156

		10,307,296
SOFTWARE — 3.0%
Autodesk Inc.,
3.60%, 12/15/22 (Call 09/15/22)	250	248,297
CA Inc.,
3.60%, 08/15/22 (Call 07/15/22)	520	513,157
Fidelity National Information Services Inc.,
4.50%, 10/15/22 (Call 08/15/22)(a)	483	497,287
Fiserv Inc.,
3.50%, 10/01/22 (Call 07/01/22)	655	652,007
Microsoft Corp.
2.13%, 11/15/22(a)	508	489,621
2.38%, 02/12/22 (Call 01/12/22)	1,631	1,594,302
2.40%, 02/06/22 (Call 01/06/22)	1,612	1,577,326
2.65%, 11/03/22 (Call 09/03/22)	1,786	1,755,531
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	2,487	2,423,507
2.50%, 10/15/22	3,081	2,990,573
VMware Inc.,
2.95%, 08/21/22 (Call 07/21/22)(a)	1,775	1,715,768

		14,457,376
TELECOMMUNICATIONS — 3.5%
America Movil SAB de CV,
3.13%, 07/16/22	1,390	1,357,599
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,281	1,222,586
3.00%, 02/15/22	1,457	1,425,471
3.00%, 06/30/22 (Call 04/30/22)	1,841	1,794,239
3.20%, 03/01/22 (Call 02/01/22)	1,735	1,707,604
3.80%, 03/15/22(a)	1,011	1,014,528

303

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cisco Systems Inc.,
3.00%, 06/15/22	$808	$803,645
Motorola Solutions Inc.,
3.75%, 05/15/22	822	818,433
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,238	1,184,073
2.95%, 03/15/22(a)	2,998	2,945,355
3.13%, 03/16/22(a)	1,618	1,599,619
Vodafone Group PLC,
2.50%, 09/26/22	1,240	1,188,404

		17,061,556
TEXTILES — 0.2%
Cintas Corp. No. 2,
2.90%, 04/01/22 (Call 03/01/22)	815	797,575

TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	916	907,866
3.05%, 09/01/22 (Call 06/01/22)	428	423,861
FedEx Corp.,
2.63%, 08/01/22(a)	969	941,451
JB Hunt Transport Services Inc.,
3.30%, 08/15/22 (Call 06/15/22)	50	49,634
Norfolk Southern Corp.,
3.00%, 04/01/22 (Call 01/01/22)(a)	836	825,124
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	360	344,214
2.80%, 03/01/22 (Call 02/01/22)(a)	60	58,441
Union Pacific Corp.,
4.16%, 07/15/22 (Call 04/15/22)(a)	813	837,918
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	695	673,636
2.45%, 10/01/22	1,397	1,352,422

		6,414,567

TOTAL CORPORATE BONDS & NOTES — 98.1%
(Cost: $492,122,178)		481,435,883

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(g)(h)	33,311	$33,320,552
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(g)	5,292	5,291,553

		38,612,105

TOTAL SHORT-TERM INVESTMENTS — 7.9%
(Cost: $38,605,367)		38,612,105

TOTAL INVESTMENTS IN SECURITIES — 106.0%
(Cost: $530,727,545)		520,047,988
Other Assets, Less Liabilities — (6.0)%		(29,317,105)

NET ASSETS — 100.0%		$490,730,883

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,740	10,571	(a)	—	33,311	$33,320,552	$55,369	(b)	$(4,744)	$6,897
BlackRock Cash Funds: Treasury, SL Agency Shares	1,395	3,897	(a)	—	5,292	5,291,553	35,360		—	—
PNC Bank N.A.
2.45%, 07/28/22	—	800		—	800	770,496	10,537		—	(17,417)
2.63%, 02/17/22	1,075	175		—	1,250	1,216,737	21,755		—	(36,793)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	546	264		—	810	787,336	11,499		—	(22,681)
3.30%, 03/08/22	1,460	30		—	1,490	1,483,697	28,102		—	(50,070)

						$42,870,371	$162,622		$(4,744)	$(120,064)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

304

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$481,435,883	$—	$481,435,883
Money Market Funds	38,612,105	—	—	38,612,105

	$38,612,105	$481,435,883	$—	$520,047,988

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

305

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MUNICIPAL DEBT OBLIGATIONS

ALABAMA — 1.3%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$326,926
5.00%, 09/01/22	25	27,831
5.00%, 09/01/23 (PR 09/01/22)	150	168,110
Series A,
5.00%, 09/01/22	250	280,287
Alabama Public School & College Authority RB
Series A,
5.00%, 02/01/22	70	77,334
Series B,
5.00%, 01/01/22	280	308,750
5.00%, 05/01/22	360	400,032
Series C,
5.00%, 09/01/22	170	190,312
City of Huntsville AL Water Revenue RB,
5.00%, 11/01/22	180	202,504
State of Alabama GO,
Series A,
5.00%, 08/01/22	665	743,716

		2,725,802
ALASKA — 0.1%
Alaska Municipal Bond Bank Authority RB
Series 1,
4.00%, 02/01/22	150	159,614
Series 3,
5.00%, 07/01/22	20	22,144
Municipality of Anchorage AK GO,
Series B,
5.00%, 09/01/22	80	89,558

		271,316
ARIZONA — 3.4%
Arizona Board of Regents COP
Series A,
5.00%, 06/01/22	115	127,568
Series B,
5.00%, 06/01/22	75	83,197
Arizona Department of Transportation State Highway Fund Revenue RB
Series A,
5.00%, 07/01/22	325	362,433
5.00%, 07/01/27 (PR 07/01/22)	415	460,646
Arizona State University RB,
Series A,
5.00%, 07/01/22	230	256,307
Arizona Transportation Board RB,
5.00%, 07/01/22	440	490,931
Arizona Water Infrastructure Finance Authority RB
Series A,
5.00%, 10/01/22	195	218,837
5.00%, 10/01/22 (ETM)	125	139,801
City of Chandler AZ GOL,
4.00%, 07/01/22	120	129,554
City of Chandler AZ RB,
5.00%, 07/01/22	100	111,518
City of Mesa AZ RB,
5.00%, 07/01/22	250	277,797
City of Phoenix AZ GO,
4.00%, 07/01/22	170	183,335
City of Phoenix AZ GOL,
Series C,
4.00%, 07/01/22	265	285,787
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	595	663,532
Series A,
5.00%, 07/01/22	170	189,581
Series B,
5.00%, 07/01/22	495	552,410
City of Scottsdale AZ GO,
Series B,
5.00%, 07/01/22	215	240,194
City of Tempe AZ GOL
Series B,
4.50%, 07/01/22	55	60,412
Series C,
4.00%, 07/01/22	55	59,379
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	90	100,366
Series A,
5.00%, 07/01/22	45	50,183
County of Pima AZ GOL,
4.00%, 07/01/22	95	102,192
County of Pima AZ RB,
5.00%, 07/01/22	110	122,450
Gilbert Water Resource Municipal Property Corp. RB,
5.00%, 07/01/22	105	117,094
Maricopa County Community College District GO,
5.00%, 07/01/22	400	446,072
Maricopa County High School District No. 210-Phoenix GOL,
5.00%, 07/01/22	225	250,736

Security	Par (000)	Value
Salt River Project Agricultural Improvement & Power District RB
Series A,
5.00%, 01/01/22	$35	$38,631
5.00%, 12/01/22	200	225,386
Scottsdale Municipal Property Corp. RB,
5.00%, 07/01/22	300	334,554
State of Arizona COP,
5.00%, 09/01/22	235	261,611
University of Arizona RB
5.00%, 06/01/22	200	222,482
Series A,
5.00%, 06/01/22	80	88,993

		7,253,969
ARKANSAS — 0.2%
State of Arkansas GO,
5.00%, 10/01/22	285	319,839
University of Arkansas RB,
Series A,
5.00%, 11/01/22	135	151,232

		471,071
CALIFORNIA — 8.7%
Alameda Corridor Transportation Authority RB,
Series A,
5.00%, 10/01/22	90	101,463
Alameda Unified School District-Alameda County/CA GO,
Series A,
0.00%, 08/01/22 (AGM)(a)	110	101,147
Benicia Unified School District GO,
Series A,
0.00%, 08/01/22 (NPFGC)(a)	25	22,888
Beverly Hills Unified School District CA GO,
0.00%, 08/01/22(a)	60	55,434
Burbank Unified School District GO,
Series C,
0.00%, 08/01/22 (NPFGC)(a)	90	82,528
California Health Facilities Financing Authority RB
Series A,
5.00%, 03/01/22	175	192,796
5.00%, 10/01/22	165	186,156
Series C,
5.00%, 08/01/31(b)	355	399,382
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	111,438
Series A,
5.00%, 10/01/22	290	329,057
California State Public Works Board RB
Series A,
4.00%, 04/01/22	20	21,590
5.00%, 04/01/22	105	117,057
Series B,
5.00%, 10/01/22	310	349,618
Series C,
5.00%, 11/01/22	135	152,584
Series D,
5.00%, 09/01/22	210	236,410
5.00%, 09/01/37 (PR 09/01/22)	200	226,162
Series F,
5.00%, 05/01/22	260	290,412
Series G,
5.00%, 11/01/22	95	107,374
Series H,
5.00%, 12/01/22	335	379,310
California State University RB
Series A,
5.00%, 11/01/22	100	113,728
Series C,
5.00%, 11/01/22 (AGM)	30	34,118
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	55,096
Series A,
5.00%, 05/15/22	100	110,192
Carlsbad Unified School District GO,
0.00%, 05/01/22 (NPFGC)(a)	100	92,676
Chabot-Las Positas Community College District GO,
5.00%, 08/01/22	120	135,042
City & County of San Francisco CA COP,
Series R-1,
5.00%, 09/01/22	45	50,811
City & County of San Francisco CA GO,
Series R-1,
5.00%, 06/15/22	25	28,147
City of Los Angeles CA Wastewater System Revenue RB,
Series C,
5.00%, 06/01/22	60	67,406

306

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
City of Los Angeles Department of Airports RB
Series B,
5.00%, 05/15/22	$30	$33,533
Series C,
5.00%, 05/15/22	20	22,355
City of Sacramento CA Water Revenue RB,
5.00%, 09/01/22	80	90,297
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,378
5.00%, 11/01/22	255	289,670
City of Santa Clara CA Electric Revenue RB,
Series A,
5.00%, 07/01/22	95	106,132
Corona-Norco Unified School District GO,
Series C,
0.00%, 08/01/22 (AGM)(a)	100	91,916
County of Los Angeles CA COP,
5.00%, 09/01/22	80	90,229
County of Santa Clara CA GO,
Series B,
5.00%, 08/01/22	40	44,981
East Bay Municipal Utility District Water System Revenue RB,
Series B,
5.00%, 06/01/22	80	90,129
East Side Union High School District GO,
5.00%, 08/01/22	100	112,453
Encinitas Union School District/CA GO,
0.00%, 08/01/22(a)	60	55,303
Evergreen School District GO,
5.00%, 09/01/22	100	112,660
Foothill-De Anza Community College District GO,
5.00%, 08/01/22	20	22,532
Healdsburg Unified School District GO,
Series A,
0.00%, 08/01/22(a)	80	73,474
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	50,458
Series D,
0.00%, 09/01/22 (NPFGC)(a)	100	91,940
Los Altos Elementary School District GO,
4.00%, 08/01/22	25	27,203
Los Angeles Community College District/CA GO
Series A,
5.00%, 08/01/22	130	146,940
Series G,
4.00%, 08/01/22	100	109,176
5.00%, 08/01/22	125	141,289
Los Angeles County Public Works Financing Authority RB,
Series D,
5.00%, 12/01/22	50	56,882
Los Angeles County Redevelopment Refunding Authority TA,
Series C,
5.00%, 12/01/22	25	28,129
Los Angeles Department of Water & Power System
Revenue RB
Series A,
4.00%, 07/01/22	50	54,515
Series B,
5.00%, 07/01/22	180	203,053
Series C,
4.00%, 07/01/22	45	49,063
Los Angeles Unified School District/CA GO
Series A,
5.00%, 07/01/22	470	530,192
Series B,
5.00%, 07/01/22	200	225,614
Series C,
5.00%, 07/01/22	205	231,254
Manhattan Beach Unified School District GO,
Series B,
0.00%, 09/01/22 (NPFGC)(a)	25	23,004
Milpitas Redevelopment Agency Successor Agency TA,
5.00%, 09/01/22	155	174,753
Monterey Peninsula Community College District GO,
0.00%, 08/01/22(a)	110	100,247
Morgan Hill Redevelopment Agency Successor Agency TA,
Series A,
5.00%, 09/01/22	50	56,372
Mount Diablo Unified School District/CA GO,
Series A,
0.00%, 08/01/22 (AGM)(a)	160	147,123
Municipal Improvement Corp. of Los Angeles RB,
Series B,
5.00%, 11/01/22	130	147,560
New Haven Unified School District GO,
0.00%, 08/01/22 (AGM)(a)	50	45,886
Novato Unified School District/CA GO,
4.00%, 02/01/22	80	86,306
Oxnard Financing Authority RB,
5.00%, 06/01/22	20	22,233

Security	Par (000)	Value
Poway Redevelopment Agency Successor Agency TA,
Series A,
5.00%, 06/15/22	$25	$28,047
Poway Unified School District GO,
5.00%, 08/01/22	15	16,837
Redwood City Elementary School District/CA GO,
0.00%, 08/01/22 (NPFGC)(a)	40	36,621
Sacramento City Financing Authority RB,
Series E,
5.25%, 12/01/22 (AMBAC)	330	375,886
San Diego County Water Authority Financing Corp. RB,
5.00%, 05/01/22	290	326,053
San Diego Regional Building Authority RB,
Series A,
5.00%, 10/15/22	220	249,130
San Diego Unified School District/CA GO
Series A,
0.00%, 07/01/22 (NPFGC)(a)	380	350,303
Series H-2,
5.00%, 07/01/22	75	84,393
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB,
Series A,
5.00%, 07/01/22	75	84,362
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A,
5.00%, 05/01/22	60	66,926
Series D,
5.00%, 05/01/22	100	111,543
San Joaquin Delta Community College District GO,
Series A,
5.00%, 08/01/22	50	56,330
San Jose Financing Authority RB,
Series A,
5.00%, 06/01/22	50	56,152
San Juan Unified School District GO,
0.00%, 08/01/22 (AGM)(a)	25	23,079
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,672
Series A,
0.00%, 09/01/22 (NPFGC)(a)	175	161,873
San Rafael City High School District/CA GO,
Series B,
0.00%, 08/01/22 (NPFGC)(a)	100	92,098
San Rafael Redevelopment Agency TA,
0.00%, 12/01/22 (AMBAC)(a)	75	68,074
San Ramon Valley Unified School District/CA GO,
4.00%, 08/01/22	110	119,737
Santa Ana Unified School District GO,
Series B,
0.00%, 08/01/22 (NPFGC)(a)	40	36,927
Santa Monica Community College District GO,
Series E,
0.00%, 08/01/22(a)	50	46,122
Santa Monica-Malibu Unified School District GO,
0.00%, 08/01/22 (NPFGC)(a)	55	50,774
Saratoga Union School District GO,
Series A,
0.00%, 09/01/22 (NPFGC)(a)	70	64,567
Sierra Joint Community College District School Facilities District No. 2 GO,
Series B,
0.00%, 08/01/22 (NPFGC)(a)	50	45,777
Sonoma County Junior College District GO,
5.00%, 08/01/22	115	129,511
Southern California Public Power Authority RB,
Series A,
5.00%, 07/01/22	40	45,058
State of California Department of Water Resources Power Supply Revenue RB
Series O,
4.00%, 05/01/22	105	114,088
5.00%, 05/01/22	450	505,246
State of California Department of Water Resources RB
Series AM,
5.00%, 12/01/22	150	170,848
Series AS,
5.00%, 12/01/22	75	85,222
Series AW,
5.00%, 12/01/22	15	17,044
Series AX,
5.00%, 12/01/22	100	113,629
State of California GO
4.00%, 02/01/22	30	32,333

307

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.00%, 02/01/22	$150	$166,738
5.00%, 03/01/22	30	33,413
5.00%, 04/01/22	125	139,542
5.00%, 05/01/22	365	408,256
5.00%, 08/01/22	480	539,971
5.00%, 09/01/22	2,595	2,925,707
5.00%, 10/01/22	425	480,042
5.00%, 11/01/22	290	328,283
5.00%, 12/01/22	50	56,703
5.25%, 09/01/22	115	130,784
5.25%, 10/01/22	495	564,057
Series A,
5.00%, 09/01/22	105	118,381
Torrance Unified School District GO,
5.00%, 08/01/22	40	45,014
University of California RB
Series AO,
4.00%, 05/15/22	20	21,764
5.00%, 05/15/22	170	191,214
Series G,
5.00%, 05/15/22	40	44,913
Ventura County Community College District GO,
Series C,
0.00%, 08/01/22(a)	250	229,972
William S Hart Union High School District GO,
Series B,
0.00%, 09/01/22 (AGM)(a)	25	22,930

		18,407,202
COLORADO — 1.3%
Board of Governors of Colorado State University System RB
Series A,
5.00%, 03/01/22	105	116,061
Series B,
5.00%, 03/01/22	175	193,435
City & County of Denver CO Airport System Revenue RB,
Series B,
5.00%, 11/15/22	185	207,602
City & County of Denver CO GO,
0.00%, 01/29/22(a)	20	18,535
City & County of Denver CO RB,
Series A,
5.00%, 08/01/22	120	133,813
City of Colorado Springs CO Utilities System Revenue RB,
Series A,
5.00%, 11/15/22	20	22,487
Denver City & County School District No. 1 GO
Series B,
4.00%, 12/01/22 (SAW)	75	81,386
4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,000	1,085,150
5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	253,460
5.00%, 12/01/26 (PR 12/01/22) (SAW)	180	202,768
5.00%, 12/01/31 (PR 12/01/22) (SAW)	145	163,341
E-470 Public Highway Authority RB,
Series B,
0.00%, 09/01/22 (NPFGC)(a)	90	81,718
Summit County School District No. Re-1 Summit GO,
5.00%, 12/01/22 (SAW)	75	84,254
University of Colorado RB
Series A-1,
4.00%, 06/01/22	100	107,683
Series B,
5.00%, 06/01/22	85	94,655

		2,846,348
CONNECTICUT — 1.5%
Connecticut State Health & Educational Facilities Authority RB
Series A-1,
5.00%, 07/01/42(b)	345	384,323
Series E,
5.00%, 07/01/22	150	166,498
State of Connecticut GO
Series A,
4.00%, 03/01/22	50	52,764
5.00%, 10/15/22	255	281,023
Series C,
5.00%, 06/01/22	70	76,621
5.00%, 06/15/22	90	98,595
Series D,
5.00%, 06/15/22	20	21,910
Series E,
5.00%, 08/15/22	175	192,260
5.00%, 10/15/22	565	622,658
Series F,
5.00%, 11/15/22	90	99,358

Security	Par (000)	Value
State of Connecticut Special Tax Revenue RB
Series A,
5.00%, 01/01/22	$100	$109,021
5.00%, 08/01/22	50	54,827
5.00%, 09/01/22	320	351,497
5.00%, 10/01/22	165	181,485
Series B,
5.00%, 08/01/22	135	148,032
University of Connecticut RB
Series A,
5.00%, 02/15/22	105	114,425
5.00%, 08/15/22	125	137,480

		3,092,777
DELAWARE — 0.3%
Delaware Transportation Authority RB
5.00%, 06/01/22	170	188,248
5.00%, 07/01/22	295	328,624
State of Delaware GO,
Series B,
5.00%, 07/01/22	25	27,919
University of Delaware RB,
Series A,
5.00%, 11/01/22	105	117,990

		662,781
DISTRICT OF COLUMBIA — 1.2%
District of Columbia GO
Series A,
5.00%, 06/01/22	685	762,542
Series D,
5.00%, 06/01/22	200	222,640
District of Columbia RB
5.00%, 07/15/22	75	83,178
Series A,
4.00%, 12/01/22	95	102,924
5.00%, 12/01/22	300	337,680
Series C,
4.00%, 12/01/22	130	140,843
5.00%, 12/01/22	140	157,584
District of Columbia Water & Sewer Authority RB
Series A,
5.00%, 10/01/22	100	112,053
Series C,
5.00%, 10/01/22	140	156,874
Metropolitan Washington Airports Authority RB,
Series C,
5.00%, 10/01/22	330	370,198

		2,446,516
FLORIDA — 5.7%
Board of Governors State University System of Florida RB,
Series A,
5.00%, 07/01/22	30	33,288
Broward County FL Water & Sewer Utility Revenue RB,
Series B,
5.00%, 10/01/22	215	241,372
Central Florida Expressway Authority RB,
Series B,
4.00%, 07/01/22	55	59,121
City of Jacksonville FL RB
5.00%, 10/01/22	320	356,866
Series A,
4.00%, 10/01/22	50	53,768
5.00%, 10/01/22	100	111,756
Series C,
5.00%, 10/01/22	100	111,756
City of Tallahassee FL Energy System Revenue RB,
5.00%, 10/01/22	45	50,367
City of Tampa FL RB
5.00%, 10/01/22	165	184,678
Series A,
5.00%, 10/01/22	140	156,995
Series B,
5.00%, 10/01/22	50	56,069
County of Broward FL Airport System Revenue RB
Series C,
5.00%, 10/01/22	245	274,322
Series P-2,
5.00%, 10/01/22	100	111,968
Series Q-1,
5.00%, 10/01/22	50	55,984
County of Hillsborough FL Community Investment Tax Revenue RB,
5.00%, 11/01/22	160	179,517
County of Lee FL Transportation Facilities Revenue RB,
5.00%, 10/01/22 (AGM)	100	111,629

308

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Miami-Dade FL Aviation Revenue RB,
Series B,
5.00%, 10/01/22	$310	$346,050
County of Miami-Dade FL RB,
Series A,
5.00%, 10/01/22	45	50,062
County of Miami-Dade FL Transit System RB,
5.00%, 07/01/22	200	222,357
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	210	234,954
Series B,
5.25%, 10/01/22 (AGM)	125	141,470
County of Orange FL Sales Tax Revenue RB,
Series C,
5.00%, 01/01/22	30	33,070
County of Palm Beach FL RB
5.00%, 05/01/22	60	66,718
5.00%, 06/01/22	100	111,398
5.00%, 11/01/22	45	50,606
Series A,
5.00%, 11/01/22	50	56,229
County of Palm Beach FL Water & Sewer Revenue RB,
4.00%, 10/01/22	30	32,435
County of Pasco FL Water & Sewer Revenue RB,
Series A,
5.00%, 10/01/22	45	50,386
County of Sarasota FL RB,
5.00%, 10/01/22	55	61,629
Florida Department of Environmental Protection RB,
Series A,
5.00%, 07/01/22	340	378,481
Florida Department of Management Services COP,
Series A,
5.00%, 08/01/22	165	183,724
Florida Municipal Power Agency RB,
Series A,
5.00%, 10/01/22	250	278,860
Florida State University Housing Facility Revenue RB,
Series A,
5.00%, 05/01/22	250	276,462
Florida’s Turnpike Enterprise RB
Series A,
5.00%, 07/01/22	470	524,699
Series B,
5.00%, 07/01/22	165	184,202
Jacksonville Transportation Authority RB,
5.00%, 08/01/22	230	256,567
JEA Electric System Revenue RB,
Series A,
5.00%, 10/01/22	265	296,061
JEA Water & Sewer System Revenue RB,
Series A,
5.00%, 10/01/22	140	156,501
Miami-Dade County Educational Facilities Authority Revenue RB,
Series B,
5.25%, 04/01/22 (AMBAC)	65	72,207
Miami-Dade County Expressway Authority RB
Series A,
5.00%, 07/01/22	45	50,004
Series B,
5.00%, 07/01/22	265	294,465
Orange County School Board COP,
Series D,
5.00%, 08/01/22	140	155,659
Orlando Utilities Commission RB
Series A,
5.00%, 10/01/22	340	381,126
Series C,
4.00%, 10/01/22	50	54,059
5.00%, 10/01/22	190	212,982
5.25%, 10/01/22	130	147,018
Orlando-Orange County Convention Center RB,
5.00%, 10/01/22	250	279,815
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	265	295,099
Series B,
5.00%, 07/01/22 (AGM)	185	206,308
Palm Beach County School District COP
Series B,
5.00%, 08/01/22	165	183,388
Series D,
5.00%, 08/01/22	130	144,487
Reedy Creek Improvement District GOL
5.00%, 06/01/22	70	77,924
Series A,
5.00%, 06/01/22	65	72,358
Series B,
4.00%, 06/01/22	160	171,618

Security	Par (000)	Value
School Board of Miami-Dade County (The) COP
Series A,
5.00%, 05/01/22	$315	$347,505
Series D,
5.00%, 02/01/22	35	38,393
5.00%, 11/01/22	85	94,707
School Board of Miami-Dade County (The) GO,
5.00%, 03/15/22	130	143,837
School District of Broward County/FL COP
Series A,
5.00%, 07/01/22	215	238,562
Series B,
5.00%, 07/01/22	20	22,192
Series C,
5.00%, 07/01/22	250	277,397
State of Florida GO
Series A,
5.00%, 06/01/22	455	507,397
5.00%, 07/01/22	95	106,285
Series B,
5.00%, 06/01/22	280	312,245
Series C,
5.00%, 06/01/22	295	328,972
State of Florida Lottery Revenue RB,
Series A,
5.00%, 07/01/22	410	457,388
Volusia County School Board COP,
Series A,
5.00%, 08/01/22	115	127,722

		11,943,496
GEORGIA — 1.4%
City of Atlanta GA Water & Wastewater Revenue RB,
5.00%, 11/01/22	700	786,905
Georgia State Road & Tollway Authority RB
Series A,
5.00%, 06/01/22	150	166,803
Series B,
5.00%, 10/01/22 (GTD)	50	56,197
Gwinnett County Development Authority COP,
5.25%, 01/01/22 (NPFGC)	45	49,881
Gwinnett County School District GO,
5.00%, 02/01/22	345	382,008
Municipal Electric Authority of Georgia RB,
Series A,
5.00%, 11/01/22	135	149,953
State of Georgia GO
Series A,
5.00%, 02/01/22	100	110,548
Series C,
4.00%, 09/01/22	180	194,625
4.00%, 10/01/22	1,075	1,163,601

		3,060,521
HAWAII — 3.5%
City & County Honolulu HI Wastewater System Revenue RB
Series A,
5.00%, 07/01/22	150	167,041
5.00%, 07/01/25 (PR 07/01/22)	1,155	1,288,957
5.00%, 07/01/30 (PR 07/01/22)	125	139,497
Series B,
5.00%, 07/01/22	120	133,678
City & County of Honolulu HI GO
Series A,
5.00%, 10/01/22	375	420,840
5.00%, 11/01/22 (ETM)	25	28,115
5.00%, 11/01/25 (PR 11/01/22)	2,000	2,249,160
Series B,
5.00%, 10/01/22	100	112,224
5.00%, 11/01/22	90	101,212
Series C,
5.00%, 10/01/22	170	190,781
County of Hawaii HI GO
Series A,
5.00%, 09/01/22	145	162,203
Series B,
5.00%, 09/01/22	170	190,169
Honolulu City & County Board of Water Supply RB,
Series A,
5.00%, 07/01/22	20	22,280
State of Hawaii GO
Series EE,
4.00%, 11/01/22 (ETM)	35	37,940
5.00%, 11/01/23 (PR 11/01/22)	580	652,256
5.00%, 11/01/27 (PR 11/01/22)	115	129,327
Series EF,
5.00%, 11/01/22	220	247,504
Series EP,
5.00%, 08/01/22	120	134,204

309

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series EZ,
5.00%, 10/01/22	$175	$196,465
Series FE,
5.00%, 10/01/22	200	224,532
Series FH,
5.00%, 10/01/22	455	510,810
Series FN,
5.00%, 10/01/22	25	28,067

		7,367,262
IDAHO — 0.1%
Idaho Housing & Finance Association RB,
5.00%, 07/15/22	195	216,107

ILLINOIS — 1.9%
Chicago O’Hare International Airport RB
Series B,
5.00%, 01/01/22	245	269,816
Series C,
5.00%, 01/01/22	130	143,168
Series D,
5.00%, 01/01/22	100	110,129
Illinois Finance Authority RB
5.00%, 07/01/22	55	61,159
5.00%, 10/01/22	25	27,738
Series A,
5.00%, 10/01/22	65	72,669
Illinois State Toll Highway Authority RB
Series A,
5.00%, 12/01/22	230	257,568
Series D,
5.00%, 01/01/22	125	137,270
Metropolitan Pier & Exposition Authority RB,
5.65%, 06/15/22, (ETM) (NPFGC)	5	5,676
Regional Transportation Authority RB,
Series A,
5.50%, 07/01/22 (NPFGC)	55	62,034
State of Illinois GO
0.00%, 08/01/22(a)	100	86,436
4.00%, 02/01/22	25	25,425
4.00%, 09/01/22	100	101,769
5.00%, 02/01/22	425	447,818
5.00%, 05/01/22	255	269,413
Series A,
4.00%, 01/01/22	235	238,971
5.00%, 12/01/22	500	531,320
Series D,
5.00%, 11/01/22	700	743,344
State of Illinois RB
5.00%, 06/15/22	155	169,083
Series C,
5.00%, 06/15/22	100	109,086
University of Illinois RB,
Series A,
5.00%, 04/01/22	105	114,286

		3,984,178
INDIANA — 0.5%
Ball State University RB
5.00%, 07/01/22	45	50,165
Series R,
5.00%, 07/01/22	100	111,478
Indiana Finance Authority RB
Series A,
5.00%, 02/01/22	125	138,230
5.00%, 10/01/22	155	171,847
5.00%, 12/01/22	210	235,725
Series B,
5.00%, 02/01/22	100	110,584
Indiana University RB,
Series A,
5.00%, 06/01/22	225	250,733
Indianapolis Local Public Improvement Bond Bank RB
Series A,
5.50%, 01/01/22 (NPFGC)	25	27,864
Series E,
0.00%, 02/01/22 (AMBAC)(a)	50	46,269

		1,142,895
IOWA — 0.8%
Ankeny Community School District GO,
Series A,
4.00%, 06/01/22	25	26,787
City of Cedar Rapids IA GO,
Series A,
5.00%, 06/01/22	125	139,002
City of Des Moines IA GO
Series B,
5.00%, 06/01/22	175	194,810
Series E,
5.00%, 06/01/22	195	217,074

Security	Par (000)	Value
Des Moines Independent Community School District RB,
5.00%, 06/01/22 (BAM)	$25	$27,722
Iowa City Community School District RB,
5.00%, 06/01/22	120	132,647
Iowa Finance Authority RB,
5.00%, 08/01/22	175	195,786
Iowa State Board of Regents RB,
4.00%, 09/01/22	215	231,067
State of Iowa RB,
Series A,
5.00%, 06/01/22	445	494,155

		1,659,050
KANSAS — 0.5%
City of Overland Park KS GO,
Series A,
5.00%, 09/01/22	100	112,157
State of Kansas Department of Transportation RB
Series A,
5.00%, 09/01/22	620	694,338
Series C,
5.00%, 09/01/22	100	111,990
Wyandotte County-Kansas City Unified Government Utility System Revenue RB,
Series A,
5.00%, 09/01/22	125	138,947

		1,057,432
KENTUCKY — 0.1%
Kentucky State Property & Building Commission RB,
Series B,
5.00%, 11/01/22	100	110,819

LOUISIANA — 0.9%
East Baton Rouge Sewerage Commission RB,
Series B,
5.00%, 02/01/22	50	54,935
Louisiana Office Facilities Corp. RB,
5.00%, 11/01/22	50	55,861
Louisiana State University & Agricultural & Mechanical College RB,
5.00%, 07/01/22	20	22,105
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1,
4.00%, 05/01/22	70	75,081
5.00%, 05/01/22	70	77,623
State of Louisiana GO
Series A,
5.00%, 08/01/22	100	111,104
5.00%, 09/01/22	100	111,324
5.00%, 08/01/26 (PR 08/01/22)	185	206,898
Series B,
5.00%, 08/01/22	50	55,552
5.00%, 10/01/22	90	100,352
Series C,
4.00%, 07/15/22	125	134,061
5.00%, 07/15/22	75	83,268
5.00%, 07/15/25 (PR 07/15/22)	295	329,544
5.00%, 07/15/26 (PR 07/15/22)	500	558,550
State of Louisiana RB,
Series A,
5.00%, 06/15/22	25	27,573

		2,003,831
MAINE — 0.5%
Maine Municipal Bond Bank RB
Series A,
5.00%, 09/01/22	410	457,617
5.00%, 11/01/22	100	112,371
Series B,
5.00%, 11/01/22	55	61,709
Series C,
5.00%, 11/01/22	170	190,736
Maine Turnpike Authority RB,
5.00%, 07/01/22	155	172,667
State of Maine GO,
Series B,
5.00%, 06/01/22	110	122,581

		1,117,681
MARYLAND — 4.0%
City of Baltimore MD GO,
Series B,
5.00%, 10/15/22	225	252,266
City of Baltimore MD RB
Series A,
5.00%, 07/01/22	135	150,117
Series B,
5.00%, 07/01/22	40	44,479
Series D,
5.00%, 07/01/22	50	55,679
County of Anne Arundel MD GOL,
5.00%, 04/01/22	130	144,292
County of Baltimore MD COP,
5.00%, 10/01/22	60	67,028

310

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Baltimore MD GO
5.00%, 02/01/22	$150	$165,822
Series B,
5.00%, 08/01/22	150	167,694
Series C,
4.00%, 09/01/22	165	178,406
County of Charles MD GO,
5.00%, 10/01/22	500	561,120
County of Frederick MD GO,
Series A,
5.00%, 08/01/22	200	223,592
County of Montgomery MD GO
Series A,
5.00%, 12/01/22	130	146,444
Series C,
5.00%, 10/01/22	500	561,120
County of Prince George’s MD COP,
5.00%, 10/15/22	50	56,124
Maryland Health & Higher Educational Facilities Authority RB,
Series A,
5.00%, 07/01/22	195	217,382
Maryland State Transportation Authority RB,
5.00%, 07/01/22	115	128,062
State of Maryland Department of Transportation RB,
5.00%, 09/01/22	375	420,116
State of Maryland GO First
Series C,
4.00%, 08/15/22	160	172,864
Series A,
5.00%, 03/01/22	150	166,130
5.00%, 08/01/22	750	838,470
5.00%, 03/01/24 (PR 03/01/22)	1,300	1,438,359
Series B,
5.00%, 08/01/22	550	614,878
Series C,
5.00%, 08/01/22	660	737,854
Washington Suburban Sanitary Commission GO,
5.00%, 06/01/22	830	924,603

		8,432,901
MASSACHUSETTS — 4.0%
Boston Water & Sewer Commission RB,
Series A,
4.25%, 11/01/22	40	43,783
City of Boston MA GO,
Series B,
5.00%, 04/01/22	250	278,142
Commonwealth of Massachusetts GO,
Series C,
5.50%, 12/01/22 (AMBAC)	280	321,328
Commonwealth of Massachusetts GOL
Series A,
5.00%, 05/01/22	50	55,618
5.00%, 07/01/22	275	307,004
Series B,
5.00%, 07/01/22	55	61,401
5.00%, 08/01/22	270	301,960
5.25%, 08/01/22	200	225,590
5.25%, 09/01/22 (AGM)	230	260,015
Series C,
5.00%, 04/01/22	165	183,203
5.00%, 08/01/22	140	156,572
5.00%, 10/01/22	275	308,731
5.00%, 07/01/24 (PR 07/01/22)	260	290,155
Series E,
5.00%, 09/01/22	85	95,262
5.00%, 09/01/25 (PR 09/01/22)	390	437,085
5.00%, 09/01/28 (PR 09/01/22)	1,285	1,440,138
Series F,
5.00%, 11/01/23 (PR 11/01/22)	570	641,011
5.00%, 11/01/25 (PR 11/01/22)	100	112,458
5.00%, 11/01/26 (PR 11/01/22)	200	224,916
Series H,
5.00%, 12/01/22	145	163,405
Massachusetts Bay Transportation Authority RB
Series A,
0.00%, 07/01/22(a)	100	91,722
5.00%, 07/01/22	585	652,380
5.25%, 07/01/22	40	44,982
Series B,
5.25%, 07/01/22	290	326,122
Massachusetts Clean Water Trust (The) RB,
5.00%, 08/01/22	135	151,146
Massachusetts Department of Transportation RB,
Series C,
0.00%, 01/01/22 (NPFGC)(a)	25	23,216
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	111,158
Series A,
5.00%, 07/15/22	200	223,986

Security	Par (000)	Value
Massachusetts Port Authority RB,
Series B,
4.00%, 07/01/22	$20	$21,522
Massachusetts School Building Authority RB,
Series A,
5.00%, 08/15/22	530	593,102
University of Massachusetts Building Authority RB
Series 1,
5.00%, 11/01/22	50	56,164
Series 2,
5.00%, 11/01/22	120	134,794

		8,338,071
MICHIGAN — 1.4%
Michigan Finance Authority RB
4.00%, 10/01/22	200	216,234
5.00%, 08/01/22	80	88,818
Michigan State Building Authority RB
Series A,
5.00%, 10/15/22	555	621,067
Series I,
5.00%, 04/15/22	145	160,556
Michigan State Hospital Finance Authority RB,
Series 200,
4.00%, 11/01/22	250	269,198
Michigan State University RB,
Series A,
5.00%, 08/15/22	270	301,479
State of Michigan GO
Series A,
5.00%, 12/01/22	300	337,947
Series B,
5.00%, 11/01/22	265	298,014
State of Michigan RB,
5.00%, 03/15/22	80	88,397
State of Michigan Trunk Line Revenue RB,
5.00%, 11/15/22	430	483,664
University of Michigan RB,
Series A,
5.00%, 04/01/22	130	144,487

		3,009,861
MINNESOTA — 1.3%
Metropolitan Council GO
Series B,
5.00%, 09/01/22	125	140,196
Series I,
4.00%, 03/01/22	350	375,823
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B,
5.00%, 01/01/22	245	269,902
Minnesota Municipal Power Agency RB,
Series A,
5.00%, 10/01/22	40	44,533
Minnesota Public Facilities Authority RB,
Series A,
5.00%, 03/01/22	50	55,395
Southern Minnesota Municipal Power Agency RB
Series A,
0.00%, 01/01/22 (NPFGC)(a)	50	46,292
5.00%, 01/01/22	45	49,496
State of Minnesota GO
Series B,
5.00%, 08/01/22	790	883,836
Series F,
5.00%, 10/01/22	290	325,696
State of Minnesota RB
Series A,
5.00%, 06/01/22	115	128,018
Series B,
5.00%, 03/01/22	185	204,758
Western Minnesota Municipal Power Agency RB,
Series A,
5.00%, 01/01/22	115	126,568

		2,650,513
MISSISSIPPI — 0.2%
Mississippi Development Bank SO,
5.00%, 01/01/22	45	49,214
State of Mississippi GO
Series C,
5.00%, 10/01/22	70	78,408
Series F,
4.00%, 11/01/22	145	156,748
Series H,
5.00%, 12/01/22	100	112,427

		396,797
MISSOURI — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB,
Series A,
5.00%, 11/15/22	75	83,282
Metropolitan St. Louis Sewer District RB,
Series B,
5.00%, 05/01/22	80	89,019

311

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri Highway & Transportation Commission RB
Series A,
5.00%, 05/01/22	$75	$83,513
Series B,
5.00%, 05/01/22	295	328,482
Missouri State Board of Public Buildings RB
Series A,
4.00%, 04/01/22	50	53,570
5.00%, 10/01/22	300	335,523
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,832
Series A,
5.00%, 07/01/22	75	83,819
University of Missouri RB,
Series A,
5.00%, 11/01/22	315	354,107

		1,454,147
MONTANA — 0.1%
Montana Department of Transportation RB,
5.00%, 06/01/22	100	110,345

NEBRASKA — 0.7%
City of Lincoln NE Electric System Revenue RB,
5.00%, 09/01/22	75	83,836
City of Omaha NE GO,
Series B,
5.00%, 11/15/22	255	286,824
City of Omaha NE Sewer Revenue RB,
5.00%, 11/15/22	90	100,995
Metropolitan Utilities District of Omaha Water System Revenue RB,
5.00%, 12/01/22	110	123,914
Nebraska Public Power District RB
Series A,
5.00%, 01/01/22	330	363,310
Series C,
5.00%, 01/01/22	110	121,103
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A,
5.00%, 02/01/22	135	148,422
Omaha Public Power District RB
Series A,
5.00%, 02/01/23 (PR 02/01/22)	255	281,625
Series AA,
5.00%, 02/01/22	55	60,566

		1,570,595
NEVADA — 2.0%
City of Las Vegas NV GOL,
Series C,
5.00%, 09/01/22	105	117,152
Clark County School District GOL
Series B,
5.00%, 06/15/22	230	254,479
Series C,
5.00%, 06/15/22	100	110,643
Clark County Water Reclamation District GOL,
5.00%, 07/01/22	365	406,749
County of Clark Department of Aviation RB
Series B,
5.00%, 07/01/22	100	111,238
Series C,
5.00%, 07/01/22	115	127,924
County of Clark NV GOL
5.00%, 11/01/22	265	297,783
Series A,
5.00%, 07/01/22	85	94,790
5.00%, 11/01/22	140	157,319
Series B,
5.00%, 11/01/22	170	191,031
County of Clark NV RB
5.00%, 07/01/22	305	338,913
Series A,
5.00%, 07/01/22	200	222,238
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,687
Series A,
4.00%, 07/01/22	25	26,844
Series B,
5.00%, 07/01/22	485	538,927
State of Nevada GOL
Series B,
4.00%, 08/01/22	135	145,754
Series C,
5.00%, 08/01/22	130	145,016
Series D-1,
5.00%, 03/01/22	555	613,464
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	75	81,386
5.00%, 12/01/22	120	135,179

Security	Par (000)	Value
Washoe County School District/NV GOL,
Series A,
5.00%, 06/01/22 (PSF)	$140	$155,574

		4,326,090
NEW HAMPSHIRE — 0.1%
New Hampshire Municipal Bond Bank RB
Series A,
5.00%, 08/15/22	100	111,617
Series D,
4.00%, 08/15/22	100	107,879

		219,496
NEW JERSEY — 3.1%
Monmouth County Improvement Authority RB,
5.00%, 12/01/22 (GTD)	100	112,826
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	54,255
Series A,
4.00%, 07/01/22	150	156,797
Series B,
5.00%, 11/01/22	220	239,890
Series DDD,
5.00%, 06/15/22	100	108,394
Series II,
5.00%, 03/01/22	65	70,114
Series NN,
5.00%, 03/01/22	860	927,665
Series XX,
4.00%, 06/15/22	40	41,822
5.00%, 06/15/22	120	130,073
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	108,394
Series A,
5.00%, 07/01/22	350	391,576
New Jersey Health Care Facilities Financing Authority RB,
Series A,
5.00%, 07/01/22	180	199,512
New Jersey Transportation Trust Fund Authority RB
Series A,
5.00%, 06/15/22	375	407,340
Series AA,
5.00%, 06/15/22	215	233,047
5.00%, 06/15/22 (SAP)	130	140,912
New Jersey Turnpike Authority RB
Series A,
5.00%, 01/01/43 (PR 07/01/22)	2,215	2,471,896
Series B,
5.00%, 01/01/22	155	170,537
Series C,
5.00%, 01/01/22	255	280,561
State of New Jersey GO
5.25%, 08/01/22	175	194,609
Series T,
5.00%, 06/01/22	110	120,912

		6,561,132
NEW MEXICO — 1.0%
Albuquerque Municipal School District No. 12 GO,
Series B,
5.00%, 08/01/22 (SAW)	100	111,429
County of Santa Fe NM GO,
5.00%, 07/01/22	115	128,246
New Mexico Finance Authority RB
5.00%, 06/15/22	290	322,805
Series D,
5.00%, 06/15/22	100	111,312
State of New Mexico GO,
5.00%, 03/01/22, (ETM)	90	99,579
State of New Mexico Severance Tax Permanent Fund RB
Series A,
5.00%, 07/01/22	465	517,628
Series B,
4.00%, 07/01/22	175	188,247
5.00%, 07/01/22	225	249,568
University of New Mexico (The) RB
Series A,
5.00%, 06/01/22	200	222,248
Series C,
5.00%, 06/01/22	75	83,343

		2,034,405
NEW YORK — 9.2%
City of New York NY GO
Series 1,
5.00%, 08/01/22	295	329,317
Series A,
5.00%, 08/01/22	900	1,004,697
Series B-1,
5.00%, 12/01/22	225	252,862

312

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series C,
5.00%, 08/01/22	$470	$524,675
Series D,
5.00%, 08/01/22	145	161,868
Series E,
5.00%, 08/01/22	165	184,194
5.25%, 08/01/22	290	326,511
Series G,
5.00%, 08/01/22	100	111,633
Series H,
5.00%, 08/01/22	270	301,409
Series I,
5.00%, 03/01/22	75	82,955
5.00%, 08/01/22	210	234,430
Series J,
5.00%, 08/01/22	360	401,878
County of Nassau NY GOL,
Series B,
5.00%, 04/01/22	120	132,252
Long Island Power Authority RB
5.00%, 09/01/22	100	111,241
Series B,
5.00%, 09/01/22	170	189,109
Metropolitan Transportation Authority RB
Series A,
5.00%, 11/15/22	75	84,327
Series A-1,
5.00%, 11/15/22	125	140,382
Series A-2,
5.00%, 11/15/22	165	185,303
Series B,
5.00%, 11/15/22	700	786,135
5.25%, 11/15/22 (AMBAC)	35	39,664
Series B-2,
5.00%, 11/15/22	555	623,293
Series C,
5.00%, 11/15/22	230	258,301
5.00%, 11/15/22 (ETM)	20	22,602
Series D,
5.00%, 11/15/22	45	50,537
Series D-1,
5.00%, 11/01/22	380	426,352
Series E,
5.00%, 11/15/22	25	28,076
Series F,
5.00%, 11/15/22	220	247,071
Series H,
4.00%, 11/15/22	35	37,861
4.00%, 11/15/22 (ETM)	40	43,562
Nassau County Interim Finance Authority RB,
Series A,
4.00%, 11/15/22	125	135,969
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1,
5.00%, 07/15/22 (SAW)	115	128,419
Series S-2,
5.00%, 07/15/22 (ETM) (SAW)	25	27,978
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	100	112,371
Series A-1,
5.00%, 08/01/22	200	223,430
5.00%, 11/01/22	30	33,711
Series B,
5.00%, 11/01/22	275	309,020
Series B-1,
4.00%, 08/01/22	70	75,520
5.00%, 08/01/22	110	122,887
5.00%, 11/01/22	110	123,608
Series C,
5.00%, 11/01/22	385	432,628
Series D,
5.00%, 11/01/22	155	174,175
Series E-1,
5.00%, 02/01/22	95	104,953
Series F-1,
5.00%, 02/01/22	200	220,954
New York City Water & Sewer System RB
Series DD,
4.00%, 06/15/22	60	64,795
5.00%, 06/15/22	215	240,172
Series EE,
4.00%, 06/15/22	80	86,393
Series FF,
5.00%, 06/15/23 (PR 06/15/22)	50	55,954
New York Convention Center Development Corp. RB,
5.00%, 11/15/22	205	230,315
New York Municipal Bond Bank Agency RB,
5.00%, 12/01/22 (SAW)	65	73,308
New York Power Authority (The) RB,
Series A,
5.00%, 11/15/22	25	28,142
New York State Dormitory Authority RB
Series A,
0.00%, 05/15/22 (NPFGC)(a)	25	23,073

Security	Par (000)	Value
Series A,
5.00%, 02/15/22	$255	$282,186
5.00%, 03/15/22	395	437,565
5.00%, 04/01/22 (SAW)	130	143,757
5.00%, 07/01/22	770	856,842
5.00%, 10/01/22	50	56,390
5.00%, 10/01/22 (SAW)	210	234,741
5.50%, 05/15/22 (AMBAC)	100	112,971
Series B,
4.00%, 10/01/22	75	81,527
4.00%, 10/01/22 (SAW)	125	134,730
Series C,
5.00%, 03/15/22	180	199,559
Series D,
5.00%, 02/15/22	445	492,441
Series E,
5.00%, 02/15/22	100	110,661
5.00%, 03/15/22	245	271,622
Series F,
5.00%, 10/01/22 (AGM)	240	268,418
Series H,
5.00%, 10/01/22 (SAW)	100	111,756
New York State Environmental Facilities Corp. RB
Series A,
5.00%, 06/15/22	435	485,760
Series B,
4.00%, 11/15/22	80	86,917
New York State Thruway Authority Highway & Bridge Trust Fund RB,
Series A,
5.00%, 04/01/22	80	88,826
New York State Thruway Authority RB
Series A,
5.00%, 03/15/22	135	149,669
Series I,
5.00%, 01/01/22	90	98,866
Series J,
5.00%, 01/01/22	145	159,284
Series K,
4.00%, 01/01/22	180	191,821
New York State Urban Development Corp. RB
Series A,
5.00%, 03/15/22	1,195	1,324,849
Series A-2,
5.50%, 03/15/22 (NPFGC)	45	50,673
Series C,
5.00%, 03/15/22	125	138,583
Series D,
5.00%, 03/15/22	295	327,055
Port Authority of New York & New Jersey RB
Series 179,
5.00%, 12/01/22	275	310,761
Series 189,
5.00%, 05/01/22	60	66,902
Series 194,
5.00%, 10/15/22	175	197,187
Sales Tax Asset Receivable Corp. RB,
Series A,
5.00%, 10/15/22	450	506,470
State of New York GO,
Series A,
5.00%, 03/01/22	100	111,194
Triborough Bridge & Tunnel Authority RB
Series A,
4.00%, 11/15/22	200	217,206
5.00%, 11/15/22	330	370,606
Series B,
5.00%, 11/15/22	245	276,546
Series B-1,
5.00%, 11/15/22	185	208,821

		19,513,434
NORTH CAROLINA — 2.2%
City of Charlotte NC COP,
Series C,
4.00%, 06/01/22	30	32,156
City of Charlotte NC GO,
Series A,
5.00%, 07/01/22	200	223,196
City of Fayetteville NC Public Works Commission Revenue RB,
5.00%, 03/01/22	50	55,321
City of Raleigh NC GO,
Series A,
5.00%, 09/01/22	250	280,287
City of Raleigh NC RB,
Series A,
4.00%, 10/01/22	20	21,565
County of Boncombe NC RB,
5.00%, 06/01/22	20	22,264
County of Buncombe NC RB,
5.00%, 06/01/22	100	111,320
County of Durham NC GO,
5.00%, 10/01/22	300	336,927
County of Forsyth NC GO,
5.00%, 12/01/22	275	310,150
County of Guilford NC GO
Series A,
5.00%, 02/01/22	200	221,240
Series D,
5.00%, 08/01/22	115	128,660
County of Mecklenburg NC GO
Series A,
5.00%, 09/01/22	110	123,373
Series B,
5.00%, 12/01/22	100	112,782

313

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Mecklenburg NC RB,
Series A,
5.00%, 10/01/22	$170	$190,708
County of New Hanover NC GO,
5.00%, 08/01/22	400	447,676
County of Wake NC GO,
Series C,
5.00%, 03/01/22	100	110,863
County of Wake NC RB,
Series A,
5.00%, 12/01/22	305	343,442
North Carolina Medical Care Commission RB,
Series A,
5.00%, 10/01/22	215	240,093
North Carolina Municipal Power Agency No. 1 RB
Series B,
5.00%, 01/01/22	75	82,388
Series E,
5.00%, 01/01/22	120	131,821
State of North Carolina GO,
Series D,
4.00%, 06/01/22	605	652,874
State of North Carolina RB
5.00%, 03/01/22	155	171,157
Series C,
5.00%, 05/01/22	345	383,761

		4,734,024
OHIO — 3.5%
City of Cincinnati OH GO,
Series A,
4.00%, 12/01/22	50	53,976
City of Cincinnati OH Water System Revenue RB,
Series B,
5.00%, 12/01/22	90	101,504
City of Columbus OH GO
Series 1,
5.00%, 07/01/22	205	228,612
Series A,
5.00%, 08/15/22	95	106,350
City of Columbus OH GOL,
4.00%, 07/01/22	65	69,997
County of Franklin OH GOL,
5.00%, 06/01/22	135	150,494
County of Franklin OH Sales Tax Revenue RB,
5.00%, 06/01/22	200	222,874
County of Hamilton OH Sales Tax Revenue RB,
Series A,
5.00%, 12/01/22	160	179,459
Kent State University RB,
Series A,
4.00%, 05/01/22	50	53,442
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	126,608
5.00%, 12/01/22	115	129,190
Series A,
5.00%, 12/01/22	60	67,033
Ohio State University (The) RB,
Series D,
5.00%, 12/01/22	405	455,507
Ohio Water Development Authority RB
5.00%, 06/01/22	135	150,547
5.50%, 12/01/22	165	189,502
Series A,
5.00%, 06/01/22	215	239,759
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	380	428,571
Series 2015-A,
5.00%, 06/01/22	110	122,668
5.00%, 12/01/22	200	225,564
Series B,
5.00%, 12/01/22	50	56,391
State of Ohio GO
Series A,
5.00%, 08/01/22	130	145,176
5.00%, 09/01/22	225	251,789
5.00%, 09/15/22	200	224,030
Series B,
5.00%, 08/01/22	295	329,439
5.00%, 09/01/22	270	302,146
Series C,
4.25%, 09/15/22	180	196,009
5.00%, 08/01/22	90	100,507
5.00%, 09/15/22	100	112,015
Series Q,
5.00%, 05/01/22	50	55,560
5.00%, 05/01/26 (PR 05/01/22)	1,225	1,359,811
Series S,
5.00%, 04/01/22	50	55,441
Series T,
5.00%, 11/01/22	135	151,701
Series U,
5.00%, 10/01/22	200	224,192

Security	Par (000)	Value
State of Ohio RB
Series A,
5.00%, 04/01/22	$215	$238,074
Series B,
5.00%, 10/01/22	250	279,815

		7,383,753
OKLAHOMA — 0.7%
Grand River Dam Authority RB
Series A,
4.00%, 06/01/22	75	80,532
5.00%, 06/01/22	155	172,303
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	272,533
Series C,
4.00%, 07/01/22	70	75,108
Oklahoma City Water Utilities Trust RB,
5.00%, 07/01/22	120	133,869
Oklahoma Municipal Power Authority RB,
Series B,
5.00%, 01/01/22	85	93,343
Oklahoma Turnpike Authority RB,
Series D,
5.00%, 01/01/22	270	297,443
Oklahoma Water Resources Board RB,
5.00%, 04/01/22	185	205,478
University of Oklahoma (The) RB,
Series C,
5.00%, 07/01/22	110	122,143

		1,452,752
OREGON — 1.8%
City of Eugene OR Water Utility System Revenue RB,
5.00%, 08/01/22	65	72,615
City of Portland OR Water System Revenue RB,
5.00%, 10/01/22	50	56,133
Clackamas & Washington Counties School District No. 3 GO,
Series A,
0.00%, 06/15/22 (NPFGC, GTD)(a)	55	50,826
Clackamas Community College District GO,
Series B,
0.00%, 06/15/22 (GTD)(a)	25	23,112
Clackamas County School District No. 12 North Clackamas GO,
5.00%, 06/15/22 (GTD)	100	111,431
Clackamas County Service District No. 1 RB,
5.00%, 12/01/22	75	84,420
County of Clackamas OR GO, Series B,
5.00%, 06/01/22	100	111,516
County of Washington OR GOL,
5.00%, 06/01/22	50	55,699
Lane County School District No. 4J Eugene GO,
5.00%, 06/15/22 (GTD)	400	445,408
Oregon State Lottery RB
Series B,
5.00%, 04/01/22	85	94,345
Series C,
5.00%, 04/01/22	335	371,830
Port of Portland OR Airport RB,
Series 23,
5.00%, 07/01/22	125	139,147
Portland Community College District GO,
5.00%, 06/15/22	120	133,764
Salem-Keizer School District No. 24J GO,
Series B,
0.00%, 06/15/22 (GTD)(a)	330	305,075
State of Oregon Department of Transportation RB,
Series A,
5.00%, 11/15/22	495	557,212
State of Oregon GO
Series A,
5.00%, 05/01/22	105	116,878
Series D,
5.00%, 05/01/22	150	166,968
Series F,
5.00%, 05/01/22	25	27,828
Series I,
5.00%, 08/01/22	255	285,393
Series L,
5.00%, 08/01/22	100	111,919
Tri-County Metropolitan Transportation District of Oregon RB,
Series A,
5.00%, 09/01/22	300	336,471
Washington & Multnomah Counties School District No. 48J Beaverton GO,
5.00%, 06/15/22 (GTD)	50	55,755

		3,713,745
PENNSYLVANIA — 1.7%
Bucks County Water & Sewer Authority RB,
4.00%, 06/01/22 (BAM)	100	106,879
City of Philadelphia PA Airport Revenue RB,
Series A,
5.00%, 07/01/22	200	221,998

314

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
City of Philadelphia PA Water & Wastewater Revenue RB,
Series B,
5.00%, 07/01/22	$200	$222,078
Commonwealth of Pennsylvania GO
First Series,
5.00%, 03/15/22	200	219,230
5.00%, 04/01/22	10	10,973
5.00%, 06/01/22	360	396,266
5.00%, 06/15/22	100	110,173
5.00%, 07/01/22	320	352,787
5.00%, 09/15/22	100	110,718
Second Series,
5.00%, 01/15/22	280	305,928
5.00%, 10/15/22	100	110,881
Series T,
5.00%, 07/01/22	150	165,369
County of Montgomery GO,
5.00%, 05/01/22	175	194,595
Delaware River Joint Toll Bridge Commission RB,
5.00%, 07/01/22	50	55,560
Lower Merion School District GOL,
5.00%, 09/15/22 (SAW)	200	224,450
Pennsylvania Higher Educational Facilities Authority RB,
Series A,
4.00%, 12/01/22	50	54,063
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	223,972
Series A-1,
5.00%, 12/01/22	225	252,463
Series B,
5.00%, 06/01/22	85	94,024
5.00%, 12/01/22	120	134,647
Philadelphia Gas Works Co. RB,
5.00%, 08/01/22	100	110,497

		3,677,551
RHODE ISLAND — 0.9%
Rhode Island Commerce Corp. RB,
Series A,
5.00%, 06/15/22	485	537,186
Rhode Island Health & Educational Building Corp. RB,
5.00%, 09/01/22	260	290,740
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A,
5.00%, 10/01/22	250	280,347
Series B,
5.00%, 10/01/22	550	616,764
State of Rhode Island COP,
Series A,
5.00%, 10/01/22	50	55,646
State of Rhode Island GO,
Series A,
5.00%, 05/01/22	50	55,465

		1,836,148
SOUTH CAROLINA — 1.0%
Beaufort County School District/SC GO,
Series A,
5.00%, 03/01/22	35	38,738
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/22	260	291,277
City of Charleston SC Waterworks & Sewer System Revenue RB,
5.00%, 01/01/22	50	55,256
City of Columbia SC Waterworks & Sewer System Revenue RB,
4.00%, 02/01/22	110	117,819
Greenville County School District RB,
5.00%, 12/01/22	75	84,022
Piedmont Municipal Power Agency RB,
Series A-2,
0.00%, 01/01/22 (NPFGC)(a)	25	22,944
SCAGO Educational Facilities Corp. for Pickens School District RB,
5.00%, 12/01/22	70	78,175
South Carolina Public Service Authority RB,
Series A,
5.00%, 12/01/22	270	297,648
South Carolina Transportation Infrastructure Bank RB,
Series B,
5.00%, 10/01/22	515	575,760
State of South Carolina GO,
Series B,
5.00%, 04/01/22 (SAW)	400	444,576
University of South Carolina RB,
5.00%, 05/01/22	35	38,812

		2,045,027
TENNESSEE — 1.2%
County of Hamilton TN GO,
Series A,
5.00%, 05/01/22	65	72,377

Security	Par (000)	Value
County of Knox TN GO,
Series B,
5.00%, 06/01/22	$210	$234,184
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB,
Series D,
5.00%, 10/01/22	75	83,912
Metropolitan Government of Nashville & Davidson County TN GO,
5.00%, 07/01/22	665	742,126
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB,
5.00%, 07/01/22	320	356,086
State of Tennessee GO
Series A,
5.00%, 08/01/22	230	257,508
5.00%, 09/01/22	140	157,079
Tennessee Energy Acquisition Corp. RB,
Series C,
5.00%, 02/01/22	30	32,623
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	196,878
Series A,
5.00%, 11/01/22	100	112,502
Series B,
5.00%, 11/01/22	140	157,503
Town of Collierville TN GO,
Series A,
5.00%, 01/01/22	135	149,145

		2,551,923
TEXAS — 11.3%
Aldine Independent School District GO,
5.00%, 02/15/22 (PSF)	25	27,584
Austin Community College District GOL,
5.00%, 08/01/22	35	38,986
Austin Community College District Public Facility Corp. RB,
5.00%, 08/01/22	95	105,087
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	133,813
Series B,
5.00%, 08/01/22	75	83,755
Birdville Independent School District GO
Series A,
5.00%, 02/15/22 (PSF)	95	104,819
Series B,
5.00%, 02/15/22 (PSF)	35	38,618
Canadian River Municipal Water Authority Corp. RB,
5.00%, 02/15/22	125	137,650
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	54,150
Series A,
5.00%, 01/01/22	10	10,830
Central Texas Turnpike System RB,
Series A,
0.00%, 08/15/22 (AMBAC)(a)	180	163,541
City of Arlington TX GOL,
5.00%, 08/15/22	105	117,285
City of Austin TX Electric Utility Revenue RB,
Series A,
5.00%, 11/15/22	255	286,041
City of Austin TX GOL
4.50%, 09/01/22	75	82,466
5.00%, 09/01/22	290	324,527
Series A,
5.00%, 09/01/22	105	117,501
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	258,603
Series A,
5.00%, 05/15/22	75	83,395
5.00%, 11/15/22	105	118,058
City of Brownsville TX Utilities System Revenue RB,
Series A,
5.00%, 09/01/22	40	44,199
City of Carrollton TX GOL,
5.00%, 08/15/22	175	195,330
City of Corpus Christi TX Utility System Revenue RB,
Series C,
5.00%, 07/15/22	45	50,015
City of Dallas TX GOL,
5.00%, 02/15/22	190	209,912
City of Dallas TX Waterworks & Sewer System Revenue RB,
Series A,
5.00%, 10/01/22	270	302,430
City of El Paso TX GOL,
5.00%, 08/15/22	105	117,112
City of El Paso TX Water & Sewer Revenue RB,
5.00%, 03/01/22	30	33,171

315

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
City of Fort Worth TX GOL,
5.00%, 03/01/22	$85	$93,830
City of Fort Worth TX Water & Sewer System Revenue RB,
5.00%, 02/15/22	415	457,894
City of Garland TX Water & Sewer System Revenue RB,
Series A,
5.00%, 03/01/22	75	82,846
City of Houston TX Airport System Revenue RB,
Series B,
5.00%, 07/01/22	125	139,148
City of Houston TX Combined Utility System Revenue RB
Series B,
5.00%, 11/15/22	370	414,881
Series C,
5.00%, 05/15/22	225	249,574
City of Houston TX GOL,
Series A,
5.00%, 03/01/22	290	320,018
City of Houston TX RB,
5.00%, 09/01/22	80	88,662
City of Lubbock TX GOL,
5.00%, 02/15/22	55	60,606
City of Plano TX GOL,
5.00%, 09/01/22	365	408,154
City of San Antonio Texas Electric & Gas Systems Revenue RB,
5.00%, 02/01/22	985	1,087,144
City of San Antonio Texas GOL,
5.00%, 02/01/22	40	44,176
City of San Antonio Texas RB,
5.00%, 02/01/22	125	137,872
Clear Creek Independent School District GO,
Series D,
5.00%, 02/15/22 (PSF)	190	209,707
College Station Independent School District GO,
5.00%, 08/15/22 (PSF)	100	111,330
Comal Independent School District GO,
Series A,
5.00%, 02/01/22 (PSF)	100	110,441
County of Fort Bend TX GO,
5.00%, 03/01/22	55	60,673
County of Harris TX GOL,
Series B,
5.00%, 10/01/22	60	67,130
County of Harris TX RB
Series A,
5.00%, 08/15/22	195	217,653
Series B,
5.00%, 08/15/22	95	106,036
County of Tarrant TX GOL,
5.00%, 07/15/22	320	356,954
Dallas Area Rapid Transit RB
Series A,
5.00%, 12/01/22	150	168,508
Series B,
4.00%, 12/01/22	125	135,265
5.00%, 12/01/22	45	50,553
Dallas/Fort Worth International Airport RB
Series E,
5.00%, 11/01/22	130	145,350
Series F,
5.00%, 11/01/22	100	111,808
Series G,
5.00%, 11/01/22	25	27,952
Deer Park Independent School District GOL,
5.00%, 02/15/22 (PSF)	60	66,158
Eagle Mountain & Saginaw Independent School District GO,
Series A,
5.00%, 08/15/22 (PSF)	95	105,958
Fort Worth Independent School District GO,
5.00%, 02/15/22 (PSF)	140	154,672
Grand Prairie Independent School District GO,
5.00%, 02/15/22 (PSF)	150	165,612
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,944
5.00%, 11/15/22	25	27,837
Harris County Toll Road Authority (The) RB,
Series A,
5.00%, 08/15/22	105	117,198
Houston Community College System GOL,
5.00%, 02/15/22	40	44,236
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	245	271,031
Series A,
5.00%, 02/15/22 (PSF)	50	55,313
Katy Independent School District GO,
Series A,
4.00%, 02/15/22 (PSF)	20	21,430
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	33,522
Series A,
5.00%, 08/15/22 (PSF)	45	50,283

Security	Par (000)	Value
Klein Independent School District GO,
Series A,
5.00%, 02/01/22 (PSF)	$150	$165,447
Lamar Consolidated Independent School District GO,
5.00%, 02/15/22 (PSF)	295	325,916
Leander Independent School District GO,
Series A,
0.00%, 08/15/22 (PSF)(a)	135	123,787
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	459,020
Series A,
4.00%, 08/15/22 (PSF)	100	107,838
5.00%, 08/15/22 (PSF)	45	50,265
Lone Star College System GOL
5.00%, 09/15/22	75	83,821
Series B,
5.00%, 02/15/22	95	104,819
Lower Colorado River Authority RB
5.00%, 05/15/22	480	532,111
Series B,
5.00%, 05/15/22	130	144,098
Series D,
5.00%, 05/15/22	50	55,423
Metropolitan Transit Authority of Harris County RB,
Series B,
5.00%, 11/01/22	120	134,585
Midway Independent School District/McLennan County GO,
5.00%, 08/01/22 (PSF)	65	72,482
North Central Texas Health Facility Development Corp. RB,
5.00%, 08/15/22	20	22,299
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	61,376
5.25%, 02/01/22 (PSF)	165	183,498
North Texas Municipal Water District RB,
6.25%, 06/01/22	85	98,459
North Texas Municipal Water District Water System Revenue RB,
5.00%, 09/01/22	180	201,355
North Texas Tollway Authority RB
Series A,
5.00%, 01/01/22	590	648,940
Series B,
5.00%, 01/01/22	125	137,488
Northside Independent School District GO
5.00%, 06/01/22 (PSF)	75	83,461
5.00%, 06/15/22 (PSF)	360	401,007
Northwest Independent School District GO,
Series A,
5.00%, 02/15/22 (PSF)	200	220,816
Permanent University Fund RB,
5.00%, 07/01/22	330	367,877
Pflugerville Independent School District GO,
5.00%, 02/15/22 (PSF)	150	165,666
Plano Independent School District GO,
Series A,
5.00%, 02/15/22 (PSF)	60	66,375
Port Authority of Houston of Harris County Texas GO,
Series A,
5.00%, 10/01/22	90	100,695
San Antonio Independent School District/TX GO,
5.00%, 02/15/22 (PSF)	315	347,899
San Antonio Water System RB
5.00%, 05/15/22	70	77,781
Series A,
5.00%, 05/15/22	345	383,288
Series B,
5.00%, 05/15/22	200	222,076
San Jacinto College District GOL,
5.00%, 02/15/22	100	110,228
Southwest Higher Education Authority Inc. RB,
5.00%, 10/01/22	55	61,326
Spring Branch Independent School District GOL,
Series B,
5.00%, 02/01/22 (PSF)	190	209,703
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	111,206
5.00%, 08/15/22 (PSF)	250	279,147
State of Texas GO
5.00%, 04/01/22	35	38,769

316

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.00%, 10/01/22	$695	$778,178
Series A,
5.00%, 10/01/22	675	755,784
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	117,121
5.00%, 12/01/22	45	50,513
Tarrant Regional Water District RB
5.00%, 03/01/22	265	292,915
5.00%, 09/01/22	125	139,726
Texas A&M University RB
Series A,
5.00%, 05/15/22	75	83,395
Series B,
5.00%, 05/15/22	20	22,239
Series D,
5.00%, 05/15/22	215	239,065
Texas State University System RB
5.00%, 03/15/22	215	237,646
Series A,
5.00%, 03/15/22	455	502,925
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	720	806,170
Series A,
5.00%, 04/01/22	285	315,692
Trinity River Authority Central Regional Wastewater System Revenue RB,
5.00%, 08/01/22	75	83,633
Trinity River Authority LLC RB,
5.00%, 02/01/22	135	148,902
University of Houston RB,
Series A,
5.00%, 02/15/22	105	115,664
University of North Texas RB
5.00%, 04/15/22	135	149,637
5.00%, 04/15/22 (ETM)	60	66,460
Series A,
5.00%, 04/15/22	150	166,263
University of Texas System (The) RB
Series A,
5.00%, 08/15/22	360	403,009
Series B,
5.00%, 08/15/22	125	139,934
Series C,
5.00%, 08/15/22	410	458,983
Series E,
5.00%, 08/15/22	130	145,531
Series I,
5.00%, 08/15/22	460	514,956
Weatherford Independent School District GO,
0.00%, 02/15/22 (PSF)(a)	100	92,847
Wylie Independent School District/TX GO,
Series B,
4.00%, 08/15/22 (PSF)	85	91,594

		23,812,366
UTAH — 0.8%
Central Utah Water Conservancy District RB,
Series B,
5.00%, 10/01/22	40	44,804
Metropolitan Water District of Salt Lake & Sandy RB,
Series A,
4.00%, 07/01/22	90	96,989
Provo School District GO,
5.00%, 06/15/22 (GTD)	20	22,294
Salt Lake City Corp. RB,
Series A,
4.00%, 10/01/22	70	75,711
State of Utah GO,
5.00%, 07/01/22	275	307,667
University of Utah (The) RB,
Series B,
5.00%, 08/01/22	280	313,029
Utah State Building Ownership Authority RB,
5.00%, 05/15/22	25	27,760
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	405	451,615
Series A,
5.00%, 06/15/22	105	116,588
5.25%, 06/15/22	115	129,396

		1,585,853
VERMONT — 0.2%
Vermont Municipal Bond Bank RB
Series 1,
5.00%, 12/01/22	325	365,677
Series 5,
5.00%, 12/01/22	60	67,510

		433,187

Security	Par (000)	Value
VIRGINIA — 3.6%
City of Alexandria VA GO
Series A,
5.00%, 07/15/22 (SAW)	$125	$139,840
Series B,
4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,339,657
5.00%, 06/15/22 (SAW)	270	301,506
City of Norfolk VA GO,
Series A,
5.00%, 09/01/22 (SAW)	130	145,532
City of Richmond VA GO
Series A,
5.00%, 03/01/22 (SAW)	150	165,964
Series B,
5.00%, 07/15/22	100	111,588
Commonwealth of Virginia GO,
Series A,
5.00%, 06/01/22	125	139,640
County of Fairfax VA GO,
Series A,
5.00%, 10/01/22 (SAW)	310	348,555
County of Henrico VA Water & Sewer Revenue RB,
5.00%, 05/01/22	30	33,451
County of Loudoun VA GO,
Series A,
5.00%, 12/01/22 (SAW)	75	84,653
Virginia Beach Development Authority RB,
Series B,
5.00%, 12/01/22	45	50,612
Virginia College Building Authority RB
Series 2,
5.00%, 09/01/22	110	123,189
Series A,
5.00%, 09/01/22	240	268,776
Series B,
5.00%, 09/01/22	450	503,955
Series D,
5.00%, 02/01/22	90	99,462
Series E-2,
5.00%, 02/01/22	50	55,257
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	235	261,303
Series A,
4.50%, 03/15/22	250	272,445
Series B,
5.00%, 05/15/22	75	83,395
Series C,
5.00%, 05/15/22	175	194,588
Virginia Public Building Authority RB
Series A,
5.00%, 08/01/22	230	256,851
Series B,
5.00%, 08/01/22	320	357,357
Series C,
5.00%, 08/01/22	245	273,601
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	385	430,415
Series A,
5.00%, 08/01/22 (SAW)	55	61,488
Series B,
5.00%, 08/01/22	360	402,466
5.00%, 08/01/22 (SAW)	65	72,667
5.00%, 08/01/22 (ETM)	5	5,561
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,958
5.00%, 11/01/22	435	489,949
5.00%, 11/01/22 (ETM)	10	11,202
Series A,
5.00%, 11/01/22	360	405,475

		7,535,358
WASHINGTON — 5.7%
Central Puget Sound Regional Transit Authority RB,
Series S-1,
5.00%, 11/01/22	70	78,660
Central Washington University RB,
5.00%, 05/01/22	50	55,160
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	221,838
5.00%, 05/01/22	360	400,032
City of Seattle WA GOL
Series A,
5.00%, 04/01/22	355	394,430
5.00%, 06/01/22	65	72,485
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	145	162,445
Series A,
5.00%, 05/01/22	75	83,398
City of Seattle WA Water System Revenue RB,
5.00%, 09/01/22	280	313,454
City of Tacoma WA Electric System Revenue RB,
Series B,
5.00%, 01/01/22	60	65,952
City of Vancouver WA GOL,
Series B,
5.00%, 12/01/22	280	314,300

317

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Clark County Public Utility District No. 1 RB,
5.00%, 01/01/22	$135	$148,157
Clark County School District No. 119 Battleground GO,
4.00%, 12/01/22 (GTD)	155	167,594
County of King WA GOL
4.00%, 12/01/22	20	21,729
5.00%, 01/01/22	100	110,443
5.00%, 07/01/22	100	111,718
5.25%, 01/01/22	80	89,014
Series C,
5.00%, 12/01/22	65	73,308
County of King WA Sewer Revenue RB
Series A,
5.00%, 01/01/22	25	27,585
Series B,
5.00%, 07/01/22	610	680,748
Series C,
4.00%, 01/01/22	100	107,046
County of Snohomish WA GOL,
5.00%, 12/01/22	140	157,275
Energy Northwest RB,
Series A,
5.00%, 07/01/22	810	903,296
Grant County Public Utility District No. 2 RB,
Series A,
5.00%, 01/01/22	85	93,432
King County Rural Library District GO,
4.00%, 12/01/22	250	270,530
King County School District No. 405 Bellevue GO,
5.00%, 12/01/22 (GTD)	375	422,100
King County School District No. 409 Tahoma GO,
5.00%, 12/01/22 (GTD)	135	151,897
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/22 (GTD)	295	332,052
Pierce County School District No. 10 Tacoma GO,
5.00%, 12/01/22 (GTD)	125	140,700
Port of Seattle WA RB
Series A,
5.00%, 08/01/22	235	261,571
Series B,
5.00%, 03/01/22	110	121,346
Port of Tacoma WA RB,
Series A,
5.00%, 12/01/22	75	84,088
Snohomish County Public Utility District No. 1 RB,
5.00%, 12/01/22	190	213,024
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/22 (GTD)	100	112,339
State of Washington COP
Series A,
5.00%, 07/01/22	125	138,997
Series B,
4.00%, 07/01/22	265	284,750
State of Washington GO
Series 2013A,
5.00%, 08/01/22	245	273,900
Series A,
5.00%, 08/01/22	100	111,796
Series B,
5.00%, 02/01/22	250	276,370
5.00%, 07/01/22	305	340,374
Series C,
0.00%, 06/01/22 (AMBAC)(a)	135	124,335
Series D,
5.00%, 02/01/22	120	132,658
5.00%, 07/01/22	25	27,900
5.25%, 02/01/22	100	111,391
Series F,
0.00%, 12/01/22 (NPFGC)(a)	65	59,048
Series R-2012C,
4.00%, 07/01/22	165	177,943
Series R-2012D,
5.00%, 07/01/22	45	50,219
Series R-2015,
5.00%, 07/01/22	295	329,214
Series R-2015E,
5.00%, 07/01/22	150	167,397
Series R-2017A,
5.00%, 08/01/22	190	212,412
Series R-D,
5.00%, 08/01/22	250	279,490
State of Washington RB
Series C,
5.00%, 09/01/22	185	206,332
Series F,
5.00%, 09/01/22	375	418,241
University of Washington RB
Series A,
5.00%, 12/01/22	75	84,420
Series B,
5.00%, 06/01/22	90	100,188
Series C,
5.00%, 12/01/22	250	281,400

Security	Par (000)	Value
Washington Health Care Facilities Authority RB,
Series A,
5.00%, 11/15/22	$125	$139,617
Washington State University RB
5.00%, 04/01/22	215	237,751
5.00%, 10/01/22	165	184,398
Yakima County School District No. 7 Yakima GO,
5.00%, 12/01/22 (GTD)	125	140,424
Yakima County School District No. 90 East Valley GO,
5.00%, 12/01/22 (GTD)	130	146,328

		12,000,439
WEST VIRGINIA — 0.4%
State of West Virginia GO,
Series A,
5.00%, 11/01/22	550	618,761
West Virginia State School Building Authority Lottery RB,
Series A,
5.00%, 07/01/22	90	100,042
West Virginia Water Development Authority RB,
Series A,
5.00%, 07/01/22	100	111,158

		829,961
WISCONSIN — 2.0%
City of Milwaukee WI GO
Series N2,
5.00%, 05/01/22	30	33,302
5.00%, 05/15/22	75	83,336
City of Milwaukee WI Sewerage System Revenue RB,
Series S5,
5.00%, 06/01/22	60	66,792
Madison Metropolitan School District/WI GO,
4.00%, 03/01/22	95	101,635
Milwaukee County Metropolitan Sewer District GO
Series A,
4.00%, 10/01/22	45	48,727
5.25%, 10/01/22	105	118,925
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1,
4.00%, 06/01/22 (ETM)	75	80,791
5.00%, 06/01/22 (ETM)	125	138,759
State of Wisconsin GO
Series 1,
5.00%, 11/01/22	125	140,572
Series 2,
5.00%, 05/01/22	100	111,082
5.00%, 11/01/22	825	927,778
Series 3,
4.00%, 11/01/22	95	102,980
5.00%, 11/01/22	360	404,849
Series D,
5.00%, 05/01/22	75	83,311
Wisconsin Department of Transportation RB
Series 1,
5.00%, 07/01/22	540	602,198
Series 2,
5.00%, 07/01/22	365	407,041
Wisconsin Health & Educational Facilities Authority RB
4.00%, 11/15/22	100	107,832
5.00%, 08/15/22	165	183,694
Series C,
5.00%, 08/15/22 (ETM)	40	44,450
WPPI Energy RB,
Series A,
5.00%, 07/01/22	460	512,431

		4,300,485

TOTAL MUNICIPAL DEBT OBLIGATIONS — 98.7% (Cost: $210,268,240)		208,351,413

318

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds: MuniCash,
0.85%(c)(d)	207	$206,827

TOTAL SHORT-TERM INVESTMENTS — 0.1% (Cost: $206,806)		206,827

TOTAL INVESTMENTS IN SECURITIES — 98.8%
(Cost: $210,475,046)		208,558,240
Other Assets, Less Liabilities — 1.2%		2,448,977

NET ASSETS — 100.0%		$211,007,217

(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: Muni Cash	923	(716)	207	$206,827	$4,402	(a)	$(311)	$21

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$208,351,413	$—	$208,351,413
Money Market Funds	206,827	—	—	206,827

	$206,827	$208,351,413	$—	$208,558,240

Portfolio Abbreviations — Fixed Income

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed

NPFGC — National Public Finance Guarantee Corp.

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

TA — Tax Allocation

319

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.1%
Interpublic Group of Companies Inc. (The),
3.75%, 02/15/23	$335	$329,700

AEROSPACE & DEFENSE — 1.3%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	185	173,715
2.80%, 03/01/23 (Call 02/01/23)	615	602,768
Embraer Overseas Ltd.,
5.70%, 09/16/23(a)	150	156,757
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	984	917,364
3.38%, 05/15/23 (Call 04/15/23)	720	720,871
Lockheed Martin Corp.,
3.10%, 01/15/23 (Call 11/15/22)(b)	926	913,379
Northrop Grumman Corp.,
3.25%, 08/01/23(b)	1,641	1,620,307
Rockwell Collins Inc.,
3.70%, 12/15/23 (Call 09/15/23)	375	373,331

		5,478,492
AGRICULTURE — 1.0%
Altria Group Inc.,
2.95%, 05/02/23(b)	834	810,173
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	890	833,494
2.63%, 03/06/23	762	731,680
3.60%, 11/15/23	813	815,878
Reynolds American Inc.,
4.85%, 09/15/23(b)	905	943,453

		4,134,678
AIRLINES — 0.3%
American Airlines Pass Through Trust,
Series 2013-2, Class A,
4.95%, 01/15/23	766	787,671
Delta Air Lines Inc.,
3.80%, 04/19/23 (Call 03/19/23)(b)	595	587,806

		1,375,477
APPAREL — 0.2%
NIKE Inc.,
2.25%, 05/01/23 (Call 02/01/23)	1,045	1,003,043

AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.,
3.45%, 07/14/23(b)	330	330,370
Ford Motor Credit Co. LLC
3.10%, 05/04/23	960	910,368
4.14%, 02/15/23 (Call 01/15/23)	700	696,241
4.38%, 08/06/23	1,200	1,201,260
General Motors Co.,
4.88%, 10/02/23	1,738	1,780,129
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,240	1,198,075
3.70%, 05/09/23 (Call 03/09/23)	1,614	1,582,898
4.15%, 06/19/23 (Call 05/19/23)	295	294,085
4.25%, 05/15/23(b)	889	891,747
Toyota Motor Corp.,
3.42%, 07/20/23	500	500,160
Toyota Motor Credit Corp.
2.25%, 10/18/23	1,212	1,142,880
2.63%, 01/10/23	1,227	1,187,724

		11,715,937
BANKS — 20.8%
Banco Santander SA
3.13%, 02/23/23	1,145	1,098,250
3.85%, 04/12/23	800	790,008
Bank of America Corp.
3.30%, 01/11/23	5,704	5,629,791
4.10%, 07/24/23	2,237	2,275,857
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	1,990	1,869,764
2.95%, 01/29/23 (Call 12/29/22)	1,220	1,192,123
3.50%, 04/28/23	930	929,414

Security	Par (000)	Value
Barclays PLC,
3.68%, 01/10/23 (Call 01/10/22)(b)	$1,535	$1,497,746
BNP Paribas SA,
3.25%, 03/03/23(b)	1,730	1,709,413
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	1,719	1,669,029
3.50%, 06/15/23	1,675	1,640,880
Citigroup Inc.
3.38%, 03/01/23	433	426,085
3.50%, 05/15/23	1,242	1,228,810
3.88%, 10/25/23	1,489	1,493,705
Citizens Bank N.A./Providence RI,
3.70%, 03/29/23 (Call 02/28/23)	850	847,951
Comerica Inc.,
3.70%, 07/31/23 (Call 06/30/23)	250	250,255
Cooperatieve Rabobank UA,
4.63%, 12/01/23	1,625	1,647,279
Cooperatieve Rabobank UA/NY,
2.75%, 01/10/23	1,480	1,427,948
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 06/09/23(b)	2,325	2,308,213
Deutsche Bank AG/New York NY,
3.95%, 02/27/23(b)	600	582,360
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	850	827,263
4.20%, 08/08/23	1,495	1,511,669
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)(b)	1,824	1,782,504
3.63%, 01/22/23(b)	3,352	3,338,592
HSBC Holdings PLC,
3.60%, 05/25/23(b)	2,180	2,170,430
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	2,256	2,169,257
2.97%, 01/15/23 (Call 01/15/22)(b)	2,065	2,011,021
3.20%, 01/25/23	3,444	3,389,034
3.38%, 05/01/23	2,398	2,344,860
M&T Bank Corp.,
3.55%, 07/26/23 (Call 06/26/23)	130	129,874
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(b)	300	282,984
3.46%, 03/02/23	1,405	1,388,547
3.76%, 07/26/23	600	600,348
Mizuho Financial Group Inc.,
3.55%, 03/05/23	200	198,124
Morgan Stanley
3.13%, 01/23/23(b)	2,770	2,707,509
3.75%, 02/25/23	3,463	3,462,965
4.10%, 05/22/23	2,428	2,438,877
National Australia Bank Ltd./New York
2.88%, 04/12/23	1,000	964,470
3.00%, 01/20/23	635	617,341
3.63%, 06/20/23	420	418,421
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)(c)	1,000	967,740
3.80%, 07/25/23 (Call 06/25/23)(c)	1,250	1,252,287
Royal Bank of Scotland Group PLC,
3.88%, 09/12/23(b)	3,190	3,126,742
Santander Holdings USA Inc.,
3.40%, 01/18/23 (Call 12/18/22)	1,130	1,092,122
Santander UK Group Holdings PLC,
3.57%, 01/10/23 (Call 01/10/22)	1,080	1,057,460
State Street Corp.
3.10%, 05/15/23	1,620	1,590,548
3.70%, 11/20/23(b)	1,461	1,477,889
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,000	971,060
3.95%, 07/19/23(b)	250	252,518
Sumitomo Mitsui Financial Group Inc.,
3.10%, 01/17/23	2,190	2,131,549

320

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	$200	$192,402
3.00%, 02/02/23 (Call 01/02/23)	1,619	1,581,132
Toronto-Dominion Bank (The),
3.50%, 07/19/23	690	688,758
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)(b)	4,170	4,069,837
4.13%, 08/15/23(b)	1,894	1,906,008
Series M,
3.45%, 02/13/23	2,790	2,735,428
Westpac Banking Corp.
2.75%, 01/11/23	1,629	1,572,132
3.65%, 05/15/23	1,075	1,075,054

		91,009,637
BEVERAGES — 4.5%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(b)	2,276	2,197,296
3.30%, 02/01/23 (Call 12/01/22)(b)	6,419	6,372,912
Coca-Cola Co. (The)
2.50%, 04/01/23	1,291	1,249,727
3.20%, 11/01/23(b)	1,929	1,918,699
Coca-Cola Femsa SAB de CV,
3.88%, 11/26/23	500	504,110
Constellation Brands Inc.,
4.25%, 05/01/23	1,810	1,846,309
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	1,693	1,636,166
3.50%, 09/18/23 (Call 08/18/23)	580	582,134
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	1,040	997,786
4.06%, 05/25/23 (Call 04/25/23)(a)	950	955,215
PepsiCo Inc.,
2.75%, 03/01/23(b)	1,525	1,492,426

		19,752,780
BIOTECHNOLOGY — 1.1%
Amgen Inc.,
2.25%, 08/19/23 (Call 06/19/23)(b)	1,280	1,204,851
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	965	924,402
3.25%, 02/20/23 (Call 01/20/23)	1,110	1,085,758
4.00%, 08/15/23(b)	370	372,605
Gilead Sciences Inc.,
2.50%, 09/01/23 (Call 07/01/23)	1,134	1,082,403

		4,670,019
CHEMICALS — 1.3%
EI du Pont de Nemours & Co.,
2.80%, 02/15/23(b)	2,238	2,176,589
LYB International Finance BV,
4.00%, 07/15/23(b)	1,537	1,542,549
Mosaic Co. (The),
4.25%, 11/15/23 (Call 08/15/23)	1,490	1,505,749
Nutrien Ltd.,
3.50%, 06/01/23 (Call 03/01/23)	490	479,553
Praxair Inc.,
2.70%, 02/21/23 (Call 11/21/22)	63	61,380

		5,765,820
COMMERCIAL SERVICES — 0.5%
Ecolab Inc.,
3.25%, 01/14/23 (Call 11/14/22)	750	743,985
Moody’s Corp.,
2.63%, 01/15/23 (Call 12/15/22)	740	709,601
Total System Services Inc.,
3.75%, 06/01/23 (Call 03/01/23)	770	762,977

		2,216,563
COMPUTERS — 4.0%
Apple Inc.
2.40%, 05/03/23(b)	6,886	6,645,610
2.85%, 02/23/23 (Call 12/23/22)	2,195	2,165,148
Dell International LLC/EMC Corp.,
5.45%, 06/15/23 (Call 04/15/23)(a)	4,379	4,597,512
IBM Credit LLC,
3.00%, 02/06/23	825	813,252
International Business Machines Corp.,
3.38%, 08/01/23	1,665	1,665,433

Security	Par (000)	Value
Seagate HDD Cayman,
4.75%, 06/01/23(b)	$1,373	$1,381,101

		17,268,056
COSMETICS & PERSONAL CARE — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(b)	497	471,608
2.10%, 05/01/23	415	394,786
Procter & Gamble Co. (The),
3.10%, 08/15/23	1,645	1,640,361
Unilever Capital Corp.,
3.13%, 03/22/23 (Call 02/22/23)	600	593,526

		3,100,281
DIVERSIFIED FINANCIAL SERVICES — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,000	965,310
4.13%, 07/03/23 (Call 06/03/23)	440	436,916
Air Lease Corp.,
3.00%, 09/15/23 (Call 07/15/23)	2,079	1,973,532
Aircastle Ltd.,
5.00%, 04/01/23(b)	625	636,263
American Express Co.,
3.40%, 02/27/23 (Call 01/27/23)(b)	1,560	1,545,196
Ameriprise Financial Inc.,
4.00%, 10/15/23	1,171	1,191,621
Capital One Bank USA N.A.,
3.38%, 02/15/23	910	885,230
Charles Schwab Corp. (The),
2.65%, 01/25/23 (Call 12/25/22)	995	964,911
Intercontinental Exchange Inc.,
4.00%, 10/15/23	1,347	1,374,358
Jefferies Financial Group Inc.,
5.50%, 10/18/23 (Call 01/18/23)	837	865,935
Jefferies Group LLC,
5.13%, 01/20/23	801	833,440
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,055	1,023,244
3.40%, 11/15/23 (Call 08/15/23)	260	259,137

		12,955,093
ELECTRIC — 4.3%
Alabama Power Co.,
Series 13-A,
3.55%, 12/01/23	575	576,294
Baltimore Gas & Electric Co.,
3.35%, 07/01/23 (Call 04/01/23)	390	385,640
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	420	408,534
3.75%, 11/15/23 (Call 08/15/23)	1,135	1,145,453
Black Hills Corp.,
4.25%, 11/30/23 (Call 08/30/23)	284	288,067
Connecticut Light & Power Co. (The),
2.50%, 01/15/23 (Call 10/15/22)	330	317,546
Delmarva Power & Light Co.,
3.50%, 11/15/23 (Call 08/15/23)	665	663,205
DTE Energy Co.,
3.85%, 12/01/23 (Call 09/01/23)	710	711,491
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	695	669,945
3.05%, 03/15/23 (Call 02/15/23)	490	483,841
Duke Energy Corp.,
3.95%, 10/15/23 (Call 07/15/23)	790	797,971
Duke Energy Ohio Inc.,
3.80%, 09/01/23 (Call 06/01/23)	530	535,729
Edison International,
2.95%, 03/15/23 (Call 01/15/23)	820	787,561
Entergy Louisiana LLC,
4.05%, 09/01/23 (Call 06/01/23)	420	428,791
Eversource Energy,
2.80%, 05/01/23 (Call 02/01/23)(b)	905	872,257
FirstEnergy Corp.,
Series B,
4.25%, 03/15/23 (Call 12/15/22)(b)	1,197	1,215,338
Florida Power & Light Co.,
2.75%, 06/01/23 (Call 12/01/22)	275	266,998
Northern States Power Co./MN,
2.60%, 05/15/23 (Call 11/15/22)	505	487,047
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	610	593,426
3.85%, 11/15/23 (Call 08/15/23)	285	280,055
PPL Capital Funding Inc.,
3.40%, 06/01/23 (Call 03/01/23)	963	943,056
PSEG Power LLC,
3.85%, 06/01/23 (Call 05/01/23)	415	413,730

321

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Public Service Electric & Gas Co.,
2.38%, 05/15/23 (Call 02/15/23)	$651	$621,744
San Diego Gas & Electric Co.,
Series NNN,
3.60%, 09/01/23 (Call 06/01/23)	315	316,575
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	912	882,524
4.05%, 12/01/23 (Call 09/01/23)	689	695,222
Southern California Edison Co.,
Series C,
3.50%, 10/01/23 (Call 07/01/23)	512	509,967
Southern Co. (The),
2.95%, 07/01/23 (Call 05/01/23)	1,540	1,491,737
Virginia Electric & Power Co.,
Series C,
2.75%, 03/15/23 (Call 12/15/22)	1,192	1,155,584

		18,945,328
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.,
2.63%, 02/15/23 (Call 11/15/22)	598	579,175

ELECTRONICS — 0.4%
Agilent Technologies Inc.,
3.88%, 07/15/23 (Call 04/15/23)(b)	372	370,598
Flex Ltd.,
5.00%, 02/15/23(b)	1,143	1,176,741

		1,547,339
ENVIRONMENTAL CONTROL — 0.4%
Republic Services Inc.,
4.75%, 05/15/23 (Call 02/15/23)	877	917,570
Waste Management Inc.,
2.40%, 05/15/23 (Call 03/15/23)(b)	1,060	1,009,671

		1,927,241
FOOD — 1.7%
Campbell Soup Co.,
3.65%, 03/15/23 (Call 02/15/23)(b)	915	896,059
Conagra Brands Inc.,
3.20%, 01/25/23 (Call 10/25/22)	1,205	1,164,741
General Mills Inc.,
3.70%, 10/17/23 (Call 09/17/23)	500	498,320
Hershey Co. (The),
3.38%, 05/15/23 (Call 04/15/23)	635	636,162
Kellogg Co.,
2.65%, 12/01/23	1,210	1,150,250
Kraft Heinz Foods Co.,
4.00%, 06/15/23 (Call 05/15/23)	1,170	1,173,416
Kroger Co. (The),
3.85%, 08/01/23 (Call 05/01/23)	1,095	1,101,888
Mondelez International Inc.,
3.63%, 05/07/23 (Call 04/07/23)	755	750,878

		7,371,714
GAS — 0.3%
CenterPoint Energy Resources Corp.,
3.55%, 04/01/23 (Call 03/01/23)	315	311,598
Dominion Energy Gas Holdings LLC,
3.55%, 11/01/23 (Call 08/01/23)	50	49,311
National Fuel Gas Co.,
3.75%, 03/01/23 (Call 12/01/22)	431	425,027
NiSource Inc.,
3.65%, 06/15/23 (Call 05/15/23)(a)	290	289,414
Southern Co. Gas Capital Corp.,
2.45%, 10/01/23 (Call 08/01/23)	420	394,363

		1,469,713
HEALTH CARE — PRODUCTS — 1.6%
Abbott Laboratories
3.25%, 04/15/23 (Call 01/15/23)	793	785,014
3.40%, 11/30/23 (Call 09/30/23)	2,365	2,342,367
Boston Scientific Corp.,
4.13%, 10/01/23 (Call 07/01/23)(b)	225	228,303
Covidien International Finance SA,
2.95%, 06/15/23 (Call 03/15/23)(b)	90	87,943
Medtronic Inc.,
2.75%, 04/01/23 (Call 01/01/23)	502	487,793
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,785	1,731,825
3.15%, 01/15/23 (Call 10/15/22)	940	919,875
Zimmer Biomet Holdings Inc.,
3.70%, 03/19/23 (Call 02/19/23)	375	373,466

		6,956,586

Security	Par (000)	Value
HEALTH CARE — SERVICES — 1.8%
Aetna Inc.,
2.80%, 06/15/23 (Call 04/15/23)	$2,356	$2,257,331
Anthem Inc.,
3.30%, 01/15/23	1,672	1,648,558
Howard Hughes Medical Institute,
3.50%, 09/01/23	874	883,727
Laboratory Corp. of America Holdings,
4.00%, 11/01/23 (Call 08/01/23)	205	206,587
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,385	1,347,342
2.88%, 03/15/23(b)	1,083	1,057,712
3.50%, 06/15/23	340	341,224

		7,742,481
HOLDING COMPANIES — DIVERSIFIED — 0.2%
Ares Capital Corp.,
3.50%, 02/10/23 (Call 01/10/23)	675	645,584

HOME BUILDERS — 0.2%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	675	692,732
5.75%, 08/15/23 (Call 05/15/23)	275	294,616

		987,348
HOUSEHOLD PRODUCTS & WARES — 0.0%
Kimberly-Clark Corp.,
2.40%, 06/01/23	190	181,720

HOUSEWARES — 0.6%
Newell Brands Inc.,
3.85%, 04/01/23 (Call 02/01/23)	2,555	2,507,656

INSURANCE — 2.4%
Aflac Inc.,
3.63%, 06/15/23	1,255	1,258,526
Allstate Corp. (The),
3.15%, 06/15/23	757	746,970
Aon PLC,
4.00%, 11/27/23 (Call 08/27/23)(b)	558	562,414
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	340	346,171
Assurant Inc.,
4.00%, 03/15/23	600	596,832
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(b)	2,337	2,284,628
3.00%, 02/11/23	688	682,111
Chubb INA Holdings Inc.,
2.70%, 03/13/23	190	183,544
Lincoln National Corp.,
4.00%, 09/01/23(b)	675	681,865
Loews Corp.,
2.63%, 05/15/23 (Call 02/15/23)(b)	919	882,295
Marsh & McLennan Companies Inc.,
3.30%, 03/14/23 (Call 01/14/23)	485	478,122
MetLife Inc.,
Series D,
4.37%, 09/15/23	1,724	1,790,598

		10,494,076
INTERNET — 1.4%
Alibaba Group Holding Ltd.,
2.80%, 06/06/23 (Call 05/06/23)	1,200	1,154,520
Amazon.com Inc.,
2.40%, 02/22/23 (Call 01/22/23)	1,919	1,846,577
Baidu Inc.,
3.88%, 09/29/23 (Call 08/29/23)	675	669,465
Booking Holdings Inc.,
2.75%, 03/15/23 (Call 02/15/23)	955	917,850
eBay Inc.,
2.75%, 01/30/23 (Call 12/30/22)	1,572	1,509,969

		6,098,381
IRON & STEEL — 0.3%
Nucor Corp.,
4.00%, 08/01/23 (Call 05/01/23)(b)	630	641,063
Reliance Steel & Aluminum Co.,
4.50%, 04/15/23 (Call 01/15/23)	457	464,924

		1,105,987
LODGING — 0.0%
Hyatt Hotels Corp.,
3.38%, 07/15/23 (Call 04/15/23)(b)	205	200,381

MACHINERY — 1.5%
ABB Finance USA Inc.,
3.38%, 04/03/23 (Call 03/03/23)(b)	450	447,718
Caterpillar Financial Services Corp.
2.63%, 03/01/23	200	193,298
3.45%, 05/15/23(b)	920	922,521

322

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
3.75%, 11/24/23(b)	$450	$456,691
CNH Industrial NV,
4.50%, 08/15/23	1,185	1,192,762
Flowserve Corp.,
4.00%, 11/15/23 (Call 08/15/23)	245	242,560
John Deere Capital Corp.
2.80%, 01/27/23(b)	273	266,279
2.80%, 03/06/23	2,275	2,216,510
3.45%, 06/07/23	510	509,689

		6,448,028
MANUFACTURING — 1.0%
3M Co.,
2.25%, 03/15/23 (Call 02/15/23)	1,198	1,152,764
Crane Co.,
4.45%, 12/15/23 (Call 09/15/23)	100	102,732
General Electric Co.,
3.10%, 01/09/23	2,246	2,201,439
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 06/15/23	756	775,618

		4,232,553
MEDIA — 2.8%
21st Century Fox America Inc.,
4.00%, 10/01/23	225	228,296
CBS Corp.,
2.50%, 02/15/23 (Call 01/15/23)	1,330	1,252,208
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(b)	1,541	1,491,241
2.85%, 01/15/23	863	839,043
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,855	1,780,893
3.25%, 04/01/23	660	639,467
NBCUniversal Media LLC,
2.88%, 01/15/23	1,115	1,084,326
RELX Capital Inc.,
3.50%, 03/16/23 (Call 02/16/23)	425	420,963
Thomson Reuters Corp.,
4.30%, 11/23/23 (Call 08/23/23)	485	493,701
Time Warner Entertainment Co. LP,
8.38%, 03/15/23(b)	1,133	1,318,302
Viacom Inc.,
4.25%, 09/01/23 (Call 06/01/23)	1,864	1,869,872
Warner Media LLC,
4.05%, 12/15/23	905	907,281

		12,325,593
METAL FABRICATE & HARDWARE — 0.4%
Precision Castparts Corp.,
2.50%, 01/15/23 (Call 10/15/22)	1,700	1,641,656

MINING — 0.6%
BHP Billiton Finance USA Ltd.,
3.85%, 09/30/23	825	839,471
Goldcorp Inc.,
3.70%, 03/15/23 (Call 12/15/22)(b)	1,743	1,741,884

		2,581,355
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp.,
3.63%, 03/15/23 (Call 02/15/23)	1,242	1,185,539

OIL & GAS — 5.5%
Andeavor,
4.75%, 12/15/23 (Call 10/15/23)	1,205	1,252,055
Apache Corp.,
2.63%, 01/15/23 (Call 10/15/22)	605	576,287
BP Capital Markets PLC
2.75%, 05/10/23	2,375	2,296,459
3.22%, 11/28/23 (Call 09/28/23)	1,762	1,731,341
3.99%, 09/26/23	595	606,870
Canadian Natural Resources Ltd.,
2.95%, 01/15/23 (Call 12/15/22)	1,465	1,415,175
Cenovus Energy Inc.,
3.80%, 09/15/23 (Call 06/15/23)	390	380,847
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	1,688	1,633,359
3.19%, 06/24/23 (Call 03/24/23)(b)	2,556	2,543,731
Continental Resources Inc./OK,
4.50%, 04/15/23 (Call 01/15/23)	500	508,850
EOG Resources Inc.,
2.63%, 03/15/23 (Call 12/15/22)	1,620	1,555,929
Exxon Mobil Corp.,
2.73%, 03/01/23 (Call 01/01/23)	2,131	2,089,659
Occidental Petroleum Corp.,
2.70%, 02/15/23 (Call 11/15/22)	1,887	1,832,805

Security	Par (000)	Value
Shell International Finance BV
2.25%, 01/06/23	$1,065	$1,020,707
3.40%, 08/12/23	1,695	1,699,983
Total Capital Canada Ltd.,
2.75%, 07/15/23	1,485	1,439,411
Total Capital International SA,
2.70%, 01/25/23	1,301	1,266,641

		23,850,109
OIL & GAS SERVICES — 0.8%
Halliburton Co.,
3.50%, 08/01/23 (Call 05/01/23)(b)	1,397	1,392,571
Schlumberger Investment SA,
3.65%, 12/01/23 (Call 09/01/23)	2,112	2,127,967

		3,520,538
PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America,
4.50%, 11/01/23 (Call 08/01/23)	550	567,457
WestRock RKT Co.,
4.00%, 03/01/23 (Call 12/01/22)(b)	385	388,542

		955,999
PHARMACEUTICALS — 6.3%
AbbVie Inc.,
2.85%, 05/14/23 (Call 03/14/23)(b)	1,414	1,363,379
Allergan Inc./U.S.,
2.80%, 03/15/23 (Call 12/15/22)	815	774,331
Bristol-Myers Squibb Co.,
3.25%, 11/01/23	800	794,416
Cardinal Health Inc.,
3.20%, 03/15/23(b)	477	463,892
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	6,153	6,126,665
4.00%, 12/05/23 (Call 09/05/23)	1,550	1,553,239
Express Scripts Holding Co.,
3.00%, 07/15/23 (Call 05/15/23)	1,625	1,549,665
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,635	1,593,863
3.38%, 05/15/23	1,005	1,000,528
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	1,369	1,310,941
3.38%, 12/05/23(b)	865	873,866
McKesson Corp.,
2.85%, 03/15/23 (Call 12/15/22)	400	383,040
Merck & Co. Inc.,
2.80%, 05/18/23(b)	2,022	1,979,235
Mylan Inc.,
4.20%, 11/29/23 (Call 08/29/23)	445	446,024
Pfizer Inc.
3.00%, 06/15/23	1,564	1,551,441
5.80%, 08/12/23	305	338,965
Sanofi,
3.38%, 06/19/23 (Call 05/19/23)	1,100	1,101,441
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23 (Call 07/23/23)(b)	3,113	2,942,221
Zoetis Inc.,
3.25%, 02/01/23 (Call 11/01/22)	1,398	1,374,947

		27,522,099
PIPELINES — 3.8%
Boardwalk Pipelines LP,
3.38%, 02/01/23 (Call 11/01/22)	278	267,975
Buckeye Partners LP,
4.15%, 07/01/23 (Call 04/01/23)	575	568,479
Enbridge Inc.,
4.00%, 10/01/23 (Call 07/01/23)(b)	1,264	1,276,817
Energy Transfer Partners LP,
3.60%, 02/01/23 (Call 11/01/22)	1,593	1,560,981
Energy Transfer Partners LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	585	592,827
Enterprise Products Operating LLC,
3.35%, 03/15/23 (Call 12/15/22)(b)	1,771	1,748,632
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	745	729,437
3.50%, 09/01/23 (Call 06/01/23)	1,040	1,016,652
Kinder Morgan Inc./DE,
3.15%, 01/15/23 (Call 12/15/22)	1,379	1,338,623
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	1,792	1,833,037
5.50%, 02/15/23 (Call 08/31/18)	520	529,235
ONEOK Inc.,
7.50%, 09/01/23 (Call 06/01/23)	640	735,277
ONEOK Partners LP,
5.00%, 09/15/23 (Call 06/15/23)	375	392,377

323

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$385	$364,634
3.85%, 10/15/23 (Call 07/15/23)	563	553,812
Sabine Pass Liquefaction LLC,
5.63%, 04/15/23 (Call 01/15/23)	1,735	1,849,857
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23 (Call 10/15/22)	215	209,735
TransCanada PipeLines Ltd.,
3.75%, 10/16/23 (Call 07/16/23)(b)	445	447,657
Williams Partners LP,
4.50%, 11/15/23 (Call 08/15/23)	610	623,426

		16,639,470
REAL ESTATE — 0.3%
Prologis LP,
4.25%, 08/15/23 (Call 05/15/23)(b)	1,457	1,499,005

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities Inc.,
3.90%, 06/15/23 (Call 03/15/23)	602	602,054
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)	190	188,184
American Tower Corp.
3.00%, 06/15/23(b)	555	532,473
3.50%, 01/31/23	2,234	2,197,742
AvalonBay Communities Inc.,
4.20%, 12/15/23 (Call 09/16/23)	259	264,773
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(b)	790	767,145
3.85%, 02/01/23 (Call 11/01/22)	1,547	1,554,704
Brandywine Operating Partnership LP,
3.95%, 02/15/23 (Call 11/15/22)	255	253,730
Brixmor Operating Partnership LP,
3.25%, 09/15/23 (Call 07/15/23)	760	726,408
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23(b)	1,515	1,501,895
Corporate Office Properties LP,
3.60%, 05/15/23 (Call 02/15/23)	225	218,101
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	638	612,295
5.25%, 01/15/23	2,181	2,289,047
CubeSmart LP,
4.38%, 12/15/23 (Call 09/15/23)	380	387,049
Digital Realty Trust LP,
2.75%, 02/01/23 (Call 01/01/23)	1,085	1,034,732
ERP Operating LP,
3.00%, 04/15/23 (Call 01/15/23)(b)	705	687,671
Essex Portfolio LP,
3.25%, 05/01/23 (Call 02/01/23)	375	364,219
HCP Inc.,
4.25%, 11/15/23 (Call 08/15/23)	1,398	1,403,438
Hospitality Properties Trust,
4.50%, 06/15/23 (Call 12/15/22)	770	772,980
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	615	628,997
Series D,
3.75%, 10/15/23 (Call 07/15/23)	535	523,305
Kilroy Realty LP,
3.80%, 01/15/23 (Call 10/15/22)(b)	150	148,340
Kimco Realty Corp.,
3.13%, 06/01/23 (Call 03/01/23)	480	460,421
Liberty Property LP,
3.38%, 06/15/23 (Call 03/15/23)	390	380,503
National Retail Properties Inc.,
3.30%, 04/15/23 (Call 01/15/23)(b)	695	674,755
Omega Healthcare Investors Inc.,
4.38%, 08/01/23 (Call 06/01/23)(b)	995	987,876
Piedmont Operating Partnership LP,
3.40%, 06/01/23 (Call 03/01/23)	250	240,925
Realty Income Corp.,
4.65%, 08/01/23 (Call 05/01/23)	492	508,615
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)(b)	1,173	1,132,907
2.75%, 06/01/23 (Call 03/01/23)(b)	815	785,562

Security	Par (000)	Value
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)(b)	$365	$353,565
3.13%, 06/15/23 (Call 03/15/23)	345	333,356
Welltower Inc.,
3.75%, 03/15/23 (Call 12/15/22)	680	674,329
Weyerhaeuser Co.,
4.63%, 09/15/23	350	363,615

		24,555,711
RETAIL — 3.2%
Advance Auto Parts Inc.,
4.50%, 12/01/23 (Call 09/01/23)(b)	230	234,439
AutoZone Inc.,
3.13%, 07/15/23 (Call 04/15/23)	532	517,317
Dollar General Corp.,
3.25%, 04/15/23 (Call 01/15/23)	1,182	1,157,875
Dollar Tree Inc.,
3.70%, 05/15/23 (Call 04/15/23)	1,025	1,016,923
Home Depot Inc. (The),
2.70%, 04/01/23 (Call 01/01/23)	1,100	1,077,604
Lowe’s Companies Inc.,
3.88%, 09/15/23 (Call 06/15/23)(b)	448	459,007
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(b)	1,499	1,412,718
4.38%, 09/01/23 (Call 06/01/23)	205	205,664
McDonald’s Corp.,
3.35%, 04/01/23 (Call 03/01/23)(b)	405	403,327
O’Reilly Automotive Inc.,
3.85%, 06/15/23 (Call 03/15/23)	330	331,257
QVC Inc.,
4.38%, 03/15/23	1,275	1,257,571
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	1,180	1,158,913
3.85%, 10/01/23 (Call 07/01/23)(b)	844	853,875
TJX Companies Inc. (The),
2.50%, 05/15/23 (Call 02/15/23)	310	297,306
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	2,759	2,670,933
3.40%, 06/26/23 (Call 05/26/23)(b)	900	904,293

		13,959,022
SEMICONDUCTORS — 1.4%
Altera Corp.,
4.10%, 11/15/23	400	414,036
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(b)	505	485,542
3.13%, 12/05/23 (Call 10/05/23)	1,120	1,084,518
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 01/15/23 (Call 12/15/22)	1,792	1,684,534
Maxim Integrated Products Inc.,
3.38%, 03/15/23 (Call 12/15/22)	340	333,989
QUALCOMM Inc.,
2.60%, 01/30/23 (Call 12/30/22)(b)	1,754	1,675,158
Texas Instruments Inc.,
2.25%, 05/01/23 (Call 02/01/23)	243	232,014

		5,909,791
SOFTWARE — 2.8%
Fidelity National Information Services Inc.,
3.50%, 04/15/23 (Call 01/15/23)	1,357	1,343,389
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(b)	1,931	1,825,297
2.38%, 05/01/23 (Call 02/01/23)	1,374	1,325,951
3.63%, 12/15/23 (Call 09/15/23)	1,681	1,712,704
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(b)	4,396	4,195,894
3.63%, 07/15/23(b)	1,423	1,439,891
salesforce.com Inc.,
3.25%, 04/11/23 (Call 03/11/23)	580	578,510

		12,421,636
TELECOMMUNICATIONS — 3.5%
AT&T Inc.,
3.60%, 02/17/23 (Call 12/17/22)	2,405	2,384,678
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,475	1,398,433
2.60%, 02/28/23	550	534,831
Motorola Solutions Inc.,
3.50%, 03/01/23	1,021	989,441

324

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(b)	$545	$531,092
4.10%, 10/01/23 (Call 07/01/23)(b)	653	665,727
Telefonica Emisiones SAU,
4.57%, 04/27/23(b)	800	824,696
Verizon Communications Inc.,
5.15%, 09/15/23(b)	5,706	6,114,321
Vodafone Group PLC,
2.95%, 02/19/23	2,103	2,030,320

		15,473,539
TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,344	1,319,822
3.85%, 09/01/23 (Call 06/01/23)(b)	930	946,508
Canadian Pacific Railway Co.,
4.45%, 03/15/23 (Call 12/15/22)(b)	175	181,174
CSX Corp.,
3.70%, 11/01/23 (Call 08/01/23)	585	588,820
Kansas City Southern,
3.00%, 05/15/23 (Call 02/15/23)	235	224,897
Norfolk Southern Corp.,
2.90%, 02/15/23 (Call 11/15/22)(b)	589	575,064
Ryder System Inc.,
3.40%, 03/01/23 (Call 02/01/23)	360	355,226
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	530	512,314
2.95%, 01/15/23 (Call 10/15/22)	569	556,937
3.50%, 06/08/23 (Call 05/08/23)	335	335,164
United Parcel Service Inc.,
2.50%, 04/01/23 (Call 03/01/23)	1,155	1,115,603

		6,711,529

TOTAL CORPORATE BONDS & NOTES — 98.7%
(Cost: $440,124,592)		430,969,458

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	51,830	$51,845,643
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	572	572,383

		52,418,026

TOTAL SHORT-TERM INVESTMENTS — 12.0% (Cost: $52,409,505)		52,418,026

TOTAL INVESTMENTS IN SECURITIES —110.7%
(Cost: $492,534,097)		483,387,484
Other Assets, Less Liabilities — (10.7)%		(46,702,298)

NET ASSETS — 100.0%		$436,685,186

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)		Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,933	37,897	(a)	—		51,830	$51,845,643	$62,880	(b)	$(3,914)	$8,361
BlackRock Cash Funds: Treasury, SL Agency Shares	3,125	—		(2,553	)(a)	572	572,383	19,580		—	—
PNC Bank N.A.
2.95%, 01/30/23	750	250		—		1,000	967,740	18,794		—	(35,496)
3.80%, 07/25/23	250	1,000		—		1,250	1,252,288	12,139		—	(23,172)

							$54,638,054	$113,393		$(3,914)	$(50,307)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

325

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$430,969,458	$—	$430,969,458
Money Market Funds	52,418,026	—	—	52,418,026

	$52,418,026	$430,969,458	$—	$483,387,484

326

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MUNICIPAL DEBT OBLIGATIONS

ALABAMA — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$110	$125,808
Series A,
5.00%, 09/01/23	70	80,060
Series B,
5.00%, 09/01/23	150	171,556
Alabama Public School & College Authority RB
Series A,
3.00%, 06/01/23	60	62,467
Series B,
5.00%, 01/01/23	125	140,821
City of Huntsville AL GOL,
Series D,
5.00%, 05/01/23	115	130,324
State of Alabama GO,
Series A,
5.00%, 08/01/23	35	39,952
University of Alabama (The) RB,
Series B,
5.00%, 07/01/23	75	85,178
University of Alabama at Birmingham RB,
Series A,
5.00%, 10/01/23	75	85,511

		921,677
ALASKA — 0.1%
State of Alaska GO,
Series B,
5.00%, 08/01/23	25	28,372
University of Alaska RB,
Series S,
4.00%, 10/01/23	20	21,575

		49,947
ARIZONA — 3.1%
Arizona Department of Transportation State Highway Fund Revenue RB,
5.00%, 07/01/23	110	125,369
Arizona Health Facilities Authority RB,
Series A,
5.00%, 01/01/23	35	39,288
Arizona School Facilities Board COP,
Series A,
5.00%, 09/01/23	175	198,881
Arizona Transportation Board RB,
5.00%, 07/01/23	210	238,980
City of Mesa AZ Utility System Revenue RB,
5.00%, 07/01/23	35	39,750
City of Phoenix AZ GO,
4.00%, 07/01/23	165	180,289
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	140	159,351
Series A,
5.00%, 07/01/23	210	238,961
Series B,
5.00%, 07/01/23	70	79,745
City of Scottsdale AZ GO,
5.00%, 07/01/23	100	114,325
County of Pima AZ GOL,
4.00%, 07/01/23	125	136,154
County of Pima AZ Sewer System Revenue RB,
5.00%, 07/01/23	140	158,999
Maricopa County Community College District GO,
5.00%, 07/01/23	100	114,073
Maricopa County Unified School District No. 80 Chandler GOL,
4.50%, 07/01/23	40	44,558
Regional Public Transportation Authority RB,
5.25%, 07/01/23	105	120,682
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	10	11,279
Series A,
5.00%, 01/01/23	125	140,991
State of Arizona COP,
5.00%, 09/01/23	125	141,735
University of Arizona RB
5.00%, 06/01/23	155	176,153
5.00%, 08/01/23	55	62,334

		2,521,897
ARKANSAS — 0.6%
State of Arkansas GO
4.25%, 06/01/23	35	38,659
5.00%, 04/01/23	100	113,388
5.00%, 10/01/23	200	228,976
University of Arkansas RB,
Series A,
5.00%, 11/01/23	55	62,737

		443,760

Security	Par (000)	Value
CALIFORNIA — 8.2%
Bay Area Toll Authority RB
Series S-4,
5.00%, 04/01/43 (PR 04/01/23)	$100	$114,637
5.25%, 04/01/53 (PR 04/01/23)	135	156,267
Benicia Unified School District GO,
Series B,
0.00%, 08/01/23 (NPFGC)(a)	80	70,974
California Educational Facilities Authority RB,
Series T-5,
5.00%, 03/15/23	60	68,903
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,825
Series A,
4.00%, 03/01/23	75	81,055
5.00%, 11/15/23	15	17,311
Series B,
5.00%, 11/15/23	20	23,082
California State Public Works Board RB
Series A,
5.25%, 06/01/23 (ETM) (NPFGC)	15	17,429
Series B,
5.00%, 10/01/23	65	74,831
Series D,
5.00%, 09/01/23	185	212,550
Series F,
5.00%, 05/01/23	135	154,105
Series G,
5.00%, 09/01/23	20	22,978
Series I,
5.00%, 11/01/23	75	86,476
California State University RB,
Series A,
5.00%, 11/01/23	205	238,370
Chabot-Las Positas Community College District GO,
4.00%, 08/01/23	160	176,347
City of Los Angeles CA Wastewater System Revenue RB,
Series B,
4.00%, 06/01/23	55	60,680
City of San Francisco CA Public Utilities Commission Water Revenue RB,
5.00%, 11/01/23	20	23,234
Coast Community College District GO,
Series A,
5.00%, 08/01/23	20	23,035
Escondido Union High School District GO,
Series A,
0.00%, 08/01/23 (AGC)(a)	150	133,802
Irvine Ranch Water District SA,
5.00%, 02/01/23	30	34,241
Las Virgenes Unified School District GO
0.00%, 09/01/23(a)	105	93,906
Series C,
0.00%, 11/01/23 (NPFGC)(a)	50	44,531
Long Beach Community College District GO,
Series D,
0.00%, 05/01/23 (NPFGC)(a)	165	148,163
Los Angeles Community College District/CA GO,
Series C,
5.00%, 08/01/23	20	23,128
Los Angeles Department of Water & Power Power System Revenue RB
Series A,
5.00%, 07/01/23	85	98,125
Series B,
5.00%, 07/01/23	105	121,213
Series D,
4.00%, 07/01/23	150	166,122
Los Angeles Unified School District/CA GO
Series A,
4.00%, 07/01/23	145	160,512
Series A,
5.00%, 07/01/23	275	317,323
Mount Diablo Unified School District/CA GO,
Series F,
5.00%, 08/01/23	20	22,963
Municipal Improvement Corp. of Los Angeles RB,
Series B,
5.00%, 11/01/23	40	46,380
Newport Mesa Unified School District GO,
0.00%, 08/01/23 (NPFGC)(a)	50	44,888
Palomar Community College District GO,
0.00%, 08/01/23(a)	200	179,818
Rancho Santiago Community College District GO,
4.00%, 09/01/23	20	22,147
San Diego Community College District GO,
0.00%, 08/01/23(a)	10	8,987
San Diego Public Facilities Financing Authority RB,
5.00%, 10/15/23	50	57,858
San Jose Evergreen Community College District GO,
Series A,
5.00%, 09/01/23	50	57,787

327

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
San Jose Financing Authority RB,
Series A,
5.00%, 06/01/23	$25	$28,697
San Mateo Joint Powers Financing Authority RB,
Series A,
5.00%, 07/15/23	100	115,097
San Mateo Union High School District GO,
0.00%, 09/01/23 (NPFGC)(a)	20	17,986
Santa Clara County Financing Authority RB,
Series Q,
5.00%, 05/15/23	30	34,517
State of California Department of Water Resources RB,
Series AW,
5.00%, 12/01/23	100	116,028
State of California GO
4.00%, 05/01/23	60	65,921
5.00%, 08/01/23	325	373,649
5.00%, 09/01/23	950	1,093,962
5.00%, 10/01/23	305	351,940
5.00%, 11/01/23	75	86,679
5.00%, 12/01/23	70	81,026
University of California RB
Series AK,
5.00%, 05/15/48 (Call 05/15/23)(b)	500	573,290
Series AR,
4.00%, 05/15/23	200	221,152

		6,592,927
COLORADO — 0.8%
City & County of Denver Co. Airport System Revenue RB,
Series A,
5.00%, 11/15/23	185	211,505
Denver City & County School District No. 1 GO,
5.00%, 12/01/23 (SAW)	140	160,751
E-470 Public Highway Authority RB,
Series B,
0.00%, 09/01/23 (NPFGC)(a)	120	105,770
University of Colorado RB,
Series A-2,
5.00%, 06/01/23	140	159,175

		637,201
CONNECTICUT — 1.7%
Connecticut State Health & Educational Facilities Authority RB,
Series C-2,
5.00%, 07/01/57 (Call 02/01/23)(b)	255	287,278
State of Connecticut GO
Series A,
5.00%, 04/15/23	345	383,354
5.00%, 10/15/23	25	27,992
Series B,
5.00%, 05/15/23	115	127,943
Series D,
5.00%, 06/15/23	35	38,987
Series E,
5.00%, 09/01/23	10	11,170
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	40	44,136
Series A,
5.00%, 08/01/23	160	178,125
5.00%, 10/01/23	100	111,626
University of Connecticut RB
Series A,
4.00%, 02/15/23	50	53,219
5.00%, 02/15/23	100	110,702

		1,374,532
DELAWARE — 1.0%
Delaware River & Bay Authority RB,
Series B,
5.00%, 01/01/23	40	44,597
Delaware Transportation Authority RB,
5.00%, 07/01/23	410	465,846
State of Delaware GO
Series B,
5.00%, 07/01/23	115	131,126
Series C,
5.00%, 03/01/23	120	135,905

		777,474
DISTRICT OF COLUMBIA — 1.0%
District of Columbia GO,
Series A,
5.00%, 06/01/23	315	357,988
District of Columbia RB
5.00%, 07/15/23	20	22,584
Series A,
5.00%, 12/01/23	260	298,254

Security	Par (000)	Value
District of Columbia Water & Sewer Authority RB
Series A,
5.00%, 10/01/23	$70	$79,994
Series C,
5.00%, 10/01/23	45	51,424

		810,244
FLORIDA — 5.2%
City of Jacksonville FL RB
5.00%, 10/01/23	85	96,733
Series C,
5.00%, 10/01/23	100	113,699
City of Orlando FL RB,
Series B,
5.00%, 10/01/23	55	62,621
City of Tallahassee FL Utility System Revenue RB,
5.00%, 10/01/23	35	39,942
City of Tampa FL RB,
5.00%, 10/01/23	50	57,059
County of Broward FL Airport System Revenue RB,
Series C,
5.00%, 10/01/23	20	22,719
County of Miami-Dade FL GO
5.00%, 07/01/23	25	28,405
Series 2015-D,
5.00%, 07/01/23	120	136,345
Series A,
5.00%, 07/01/23	75	85,216
County of Miami-Dade FL Transit System RB,
5.00%, 07/01/23	185	210,291
County of Miami-Dade FL Water & Sewer System Revenue RB,
5.00%, 10/01/23	220	250,945
County of Orange FL Sales Tax Revenue RB,
Series C,
5.00%, 01/01/23	10	11,279
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/23	50	57,323
Florida Department of Environmental Protection RB
5.00%, 07/01/23	215	244,178
Series A,
5.00%, 07/01/23	85	96,535
Florida Municipal Power Agency RB,
Series A,
5.00%, 10/01/23	65	73,973
Florida’s Turnpike Enterprise RB
5.00%, 07/01/23	40	45,549
Series B,
5.00%, 07/01/23	195	222,050
Hillsborough County School Board COP,
Series A,
5.00%, 07/01/23	60	67,843
Jacksonville Transportation Authority RB,
5.00%, 08/01/23	125	142,175
Miami-Dade County Expressway Authority RB,
Series A,
4.00%, 07/01/23	10	10,868
Orange County School Board COP
Series A,
5.00%, 08/01/23	35	39,702
Series D,
5.00%, 08/01/23	25	28,359
Orlando Utilities Commission RB,
Series A,
5.00%, 10/01/23	80	91,464
Orlando-Orange County Convention Center RB,
5.00%, 10/01/23	245	279,462
Orlando-Orange County Expressway Authority RB,
Series B,
5.00%, 07/01/23	70	79,535
Palm Beach County School District COP,
Series B,
5.00%, 08/01/23	75	85,076
Pasco County School Board COP,
Series A,
5.00%, 08/01/23	20	22,525
Reedy Creek Improvement District GOL
5.00%, 06/01/23	25	28,350
Series A,
5.00%, 06/01/23	60	68,040
School Board of Miami-Dade County (The) COP,
Series D,
5.00%, 02/01/23	10	11,188
School Board of Miami-Dade County (The) GO,
5.00%, 03/15/23	75	84,703
School District of Broward County/FL COP
Series A,
5.00%, 07/01/23	100	113,122
Series B,
5.00%, 07/01/23	135	152,713
Seminole County School Board COP,
Series C,
5.00%, 07/01/23	20	22,515

328

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
State of Florida GO
5.00%, 06/01/23	$35	$39,898
Series A,
5.00%, 06/01/23	100	113,993
5.00%, 07/01/23	150	171,109
Series B,
5.00%, 06/01/23	60	68,396
Series E,
5.00%, 06/01/23	170	193,788
State of Florida Lottery Revenue RB
Series A,
5.00%, 07/01/23	185	210,663
Series B,
5.00%, 07/01/23	175	199,276
Volusia County School Board COP,
Series A,
5.00%, 08/01/23 (BAM)	20	22,667

		4,202,292
GEORGIA — 1.6%
City of Gainesville GA Water & Sewerage Revenue RB,
5.00%, 11/15/23	35	40,014
County of Forsyth GA GO,
5.00%, 03/01/23	40	45,358
Georgia State Road & Tollway Authority RB,
Series A,
5.00%, 06/01/23	60	67,952
Gwinnett County Development Authority COP,
5.25%, 01/01/23 (NPFGC)	90	102,011
State of Georgia GO
5.00%, 07/01/23	500	569,860
Series A-1,
5.00%, 02/01/23	200	226,051
Series C,
5.00%, 07/01/23	75	85,479
Series C-1,
5.00%, 07/01/23	150	170,958

		1,307,683
HAWAII — 2.4%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/23	110	124,983
Series B,
5.00%, 07/01/23	55	62,492
City & County of Honolulu HI GO
5.00%, 09/01/23	210	239,742
Series A,
5.00%, 10/01/23	120	137,258
Series C,
5.00%, 10/01/23	20	22,876
Series E,
4.00%, 09/01/23	40	43,745
State of Hawaii GO
5.00%, 10/01/23	90	102,943
Series EH-2017,
5.00%, 08/01/23 (ETM)	520	593,570
Series EO,
5.00%, 08/01/23 (ETM)	50	57,074
Series EP,
5.00%, 08/01/23	120	136,794
Series EY,
5.00%, 10/01/23	115	131,539
Series FG,
4.00%, 10/01/23	135	147,835
Series FH,
5.00%, 10/01/23	50	57,191
State of Hawaii State Highway Fund RB,
Series B,
5.00%, 01/01/23	25	28,131

		1,886,173
IDAHO — 0.1%
Idaho Housing & Finance Association RB,
5.00%, 07/15/23	40	45,088

ILLINOIS — 1.9%
Chicago O’Hare International Airport RB
Series B,
5.00%, 01/01/23	130	145,986
Series D,
5.00%, 01/01/23	40	44,919
Illinois Finance Authority RB
5.00%, 01/01/23	100	112,342
5.00%, 12/01/23	105	120,163
State of Illinois GO
5.00%, 02/01/23	20	21,264
5.00%, 05/01/23	285	303,662

Security	Par (000)	Value
5.00%, 06/01/23	$90	$95,948
5.00%, 07/01/23	95	101,335
Series A,
5.00%, 04/01/23	80	85,190
Series D,
5.00%, 11/01/23	300	320,790
State of Illinois RB
5.00%, 06/15/23	100	110,811
First Series,
6.00%, 06/15/23 (NPFGC)	45	51,488
Series C,
4.00%, 06/15/23	25	26,567

		1,540,465
INDIANA — 0.7%
Indiana Finance Authority RB
Series A,
5.00%, 06/01/23	20	22,709
5.00%, 12/01/23	35	39,998
Series B,
5.00%, 02/01/23	55	62,164
Series C,
5.00%, 12/01/23	170	194,827
Indiana University RB
Series A,
5.00%, 06/01/23	45	51,230
Series X,
5.00%, 08/01/23	115	131,329
Purdue University RB,
Series BB-1,
5.00%, 07/01/23	20	22,784

		525,041
IOWA — 0.3%
Iowa City Community School District RB,
5.00%, 06/01/23	55	61,939
Iowa Finance Authority RB,
5.00%, 08/01/23	40	45,741
State of Iowa RB
5.00%, 06/15/23	55	62,400
Series A,
5.00%, 06/01/23	90	101,972

		272,052
KANSAS — 0.5%
City of Wichita KS GO,
Series 811,
5.00%, 06/01/23	125	141,996
Kansas Development Finance Authority RB,
Series B,
5.00%, 05/01/23	20	22,665
State of Kansas Department of Transportation RB,
Series A,
5.00%, 09/01/23	120	137,058
Wyandotte County-Kansas City Unified Government GO,
Series D,
5.00%, 08/01/23	100	113,435

		415,154
LOUISIANA — 0.3%
State of Louiliana RB, Series A,
5.00%, 06/15/23	25	28,092
State of Louisiana GO
4.00%, 09/01/23	75	81,568
Series A,
5.00%, 02/01/23	65	73,049
5.00%, 04/01/23	35	39,469

		222,178
MAINE — 0.5%
Maine Municipal Bond Bank RB
Series A,
5.00%, 09/01/23	115	130,693
5.00%, 11/01/23	105	120,275
Series C,
5.00%, 11/01/23	30	34,364
State of Maine GO,
Series B,
5.00%, 06/01/23	125	142,244

		427,576
MARYLAND — 3.4%
City of Baltimore MD RB,
Series D,
5.00%, 07/01/23	120	136,465
County of Anne Arundel MD GOL,
5.00%, 04/01/23	55	62,363
County of Baltimore MD GO,
5.00%, 02/01/23	30	33,894
County of Charles MD GO
5.00%, 10/01/23	100	114,488
5.00%, 11/01/23	10	11,466
County of Frederick MD GO,
Series A,
5.00%, 08/01/23	185	211,079

329

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Montgomery MD GO
Series B,
5.00%, 12/01/23	$250	$287,328
Series C,
5.00%, 10/01/23	100	114,488
County of Prince George’s MD COP,
5.00%, 10/15/23	25	28,555
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	300,883
5.00%, 09/01/23	100	114,215
State of Maryland GO
First Series,
5.00%, 06/01/23	235	267,303
Series A,
5.00%, 03/01/23	150	169,742
5.00%, 08/01/23	250	285,243
Series B,
4.00%, 08/01/23	45	49,170
Series C,
5.00%, 08/01/23	285	325,176
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,291
5.00%, 06/01/23	165	187,680

		2,726,829
MASSACHUSETTS — 2.6%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB,
Series A,
5.00%, 06/15/23	20	22,760
Commonwealth of Massachusetts GOL
5.00%, 10/01/23	65	74,452
Series A,
5.00%, 03/01/23	50	56,604
5.00%, 05/01/23	105	119,297
5.00%, 07/01/23	100	113,972
Series B,
5.00%, 07/01/23	125	142,465
5.25%, 08/01/23	70	80,732
Series D,
5.00%, 07/01/23	150	170,958
Series E,
5.00%, 11/01/23	300	344,127
Series H,
5.00%, 12/01/23	55	63,182
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A,
5.00%, 06/01/23	20	22,789
Massachusetts Bay Transportation Authority RB
Series A,
5.00%, 07/01/23	50	56,911
Series B,
5.25%, 07/01/23	190	218,471
Massachusetts Clean Water Trust (The) RB,
5.00%, 08/01/23	75	85,726
Massachusetts Department of Transportation RB,
0.00%, 01/01/23(a)	85	76,772
Massachusetts School Building Authority RB
Series A,
5.00%, 05/15/23	135	153,328
5.00%, 11/15/23 (ETM)	45	51,544
Series C,
4.00%, 08/15/23 (ETM)	15	16,385
Massachusetts State College Building Authority RB,
Series A,
4.00%, 05/01/23	125	135,851
Massachusetts Water Resources Authority RB,
Series A,
5.00%, 08/01/23	40	45,680

		2,052,006
MICHIGAN — 0.8%
Michigan Finance Authority RB,
5.00%, 11/15/23	50	56,681
Michigan State Building Authority RB
Series I,
5.00%, 04/15/23	140	158,220
5.00%, 10/15/23	25	28,489
State of Michigan GO
Series A,
5.00%, 05/01/23	35	39,749
5.00%, 12/01/23	140	160,903
State of Michigan RB,
5.00%, 03/15/23	160	180,472

		624,514

Security	Par (000)	Value
MINNESOTA — 1.4%
City of Rochester MN Electric Utility Revenue RB,
Series E,
5.00%, 12/01/23	$25	$28,624
Elk River Independent School District No. 728 GO,
Series A,
5.00%, 02/01/23	35	39,462
Minnesota Municipal Power Agency RB,
5.00%, 10/01/23	30	34,016
Minnesota Public Facilities Authority RB,
Series A,
5.00%, 03/01/23	145	164,015
Southern Minnesota Municipal Power Agency RB,
Series A,
5.00%, 01/01/23	115	129,038
State of Minnesota GO
5.00%, 10/01/23	50	57,244
Series A,
5.00%, 08/01/23	185	211,079
Series B,
5.00%, 08/01/23	140	159,736
State of Minnesota RB,
Series A,
5.00%, 06/01/23	250	284,365

		1,107,579
MISSISSIPPI — 0.2%
State of Mississippi GO,
5.25%, 10/01/23	125	144,170

MISSOURI — 0.9%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/23	175	197,874
Series A,
4.00%, 05/01/23	100	109,060
5.00%, 05/01/23	120	136,398
Missouri State Board of Public Buildings RB,
Series A,
4.00%, 04/01/23	195	211,916
Missouri State Environmental Improvement & Energy Resources Authority RB,
Series B,
5.00%, 01/01/23	50	56,578

		711,826
NEBRASKA — 0.2%
Nebraska Public Power District RB,
Series B,
5.00%, 01/01/23	25	28,119
Omaha Public Power District RB,
Series A,
5.00%, 02/01/23	90	101,434

		129,553
NEVADA — 3.0%
City of Las Vegas NV GOL,
Series A,
5.00%, 06/01/23	40	45,281
Clark County School District GOL
Series A,
5.00%, 06/15/23	105	118,141
Series B,
5.00%, 06/15/23	100	112,515
Clark County Water Reclamation District GOL,
5.00%, 07/01/23 .	110	125,093
County of Clark NV GOL
5.00%, 06/01/23	75	85,235
5.00%, 11/01/23	215	246,278
County of Clark NV RB,
5.00%, 07/01/23	305	345,629
Las Vegas Valley Water District GOL,
Series A,
5.00%, 06/01/23.	125	141,750
Nevada System of Higher Education COP,
Series A,
5.00%, 07/01/23	40	45,149
Nevada System of Higher Education RB
5.00%, 07/01/23	100	113,371
Series A,
5.00%, 07/01/23	100	113,371
State of Nevada GOL
Series D-1,
5.00%, 03/01/23	25	28,220
Series H-1,
5.00%, 06/01/23	210	238,243
State of Nevada Highway Improvement Revenue RB,
5.00%, 12/01/23	260	298,254
Truckee Meadows Water Authority RB,
5.00%, 07/01/23	110	124,928
Washoe County School District/NV GOL
5.00%, 06/01/23	190	215,460
Series F,
5.00%, 06/01/23	15	16,900

		2,413,818

330

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
NEW HAMPSHIRE — 0.4%
New Hampshire Health and Education Facilities Authority Act RB,
5.00%, 07/01/23	$95	$107,608
New Hampshire Municipal Bond Bank RB,
Series E,
5.00%, 08/15/23	125	142,301
State of New Hampshire GO,
Series A,
5.00%, 03/01/23	50	56,557

		306,466
NEW JERSEY — 2.0%
Monmouth County Improvement Authority RB,
Series B,
5.00%, 12/01/23 (GTD)	150	172,560
New Jersey Economic Development Authority RB
5.00%, 06/15/23	50	54,830
Series B,
5.00%, 11/01/23 (SAP)	100	110,149
Series DDD,
5.00%, 06/15/23	100	109,660
Series NN,
5.00%, 03/01/23	185	202,046
Series XX,
5.00%, 06/15/23 (SAP)	125	137,075
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	82,190
5.00%, 06/15/23	25	27,415
New Jersey Transportation Trust Fund Authority RB
Series A,
5.00%, 06/15/23	250	275,225
Series AA,
5.00%, 06/15/23	115	126,109
New Jersey Turnpike Authority RB
Series A,
5.00%, 01/01/23 (ETM)	10	11,266
Series B,
5.00%, 01/01/23	75	84,290
Series C,
5.00%, 01/01/23	90	101,148
State of New Jersey GO
5.00%, 06/01/23	65	72,569
Series T,
5.00%, 06/01/23	50	55,822

		1,622,354
NEW MEXICO — 1.0%
County of Santa Fe NM GO,
5.00%, 07/01/23	95	107,940
New Mexico Finance Authority RB,
Series B,
5.00%, 06/01/23	90	102,060
State of New Mexico Severance Tax Permanent Fund RB
Series A,
5.00%, 07/01/23	145	164,316
Series B,
4.00%, 07/01/23	110	119,547
5.00%, 07/01/23	40	45,129
University of New Mexico (The) RB
Series A,
5.00%, 06/01/23	100	113,302
Series C,
5.00%, 06/01/23	100	113,302

		765,596
NEW YORK — 7.8%
City of New York NY GO
5.00%, 08/01/23	35	39,827
Series 1,
5.00%, 08/01/23	170	193,445
Series A,
4.00%, 08/01/23	50	54,534
Series C,
5.00%, 08/01/23	625	711,193
Series D-1,
5.00%, 08/01/23	50	56,895
Series E,
5.00%, 08/01/23	85	96,722
Series I,
5.00%, 08/01/23	125	142,239
Series J,
5.00%, 08/01/23	270	307,236
Metropolitan Transportation Authority RB
Series A,
5.00%, 11/15/23	10	11,460
Series A-1,
5.00%, 11/15/23	25	28,528
Series A2,
5.00%, 11/15/23	185	211,107
Series B,
5.00%, 11/15/23	340	387,981
Series B-3,
5.00%, 11/15/23	35	39,939
Series C-1,
5.00%, 11/15/23	40	45,645
Series F,
5.00%, 11/15/23	90	102,701

Security	Par (000)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1,
5.00%, 07/15/23 (SAW)	$105	$119,464
Series S-2,
5.00%, 07/15/23 (SAW)	100	113,775
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1,
4.00%, 08/01/23	125	136,460
Series B-1,
4.00%, 08/01/23	100	109,168
Series C,
5.00%, 11/01/23	10	11,444
Series E-1,
5.00%, 02/01/23	25	28,199
Sub-Series C,
5.00%, 11/01/23	80	91,553
New York City Water & Sewer System RB,
Series DD,
5.00%, 06/15/23	75	85,538
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,582
Series B,
5.00%, 11/15/23	20	22,651
New York State Dormitory Authority RB
4.00%, 10/01/23 (SAW)	240	261,096
5.00%, 03/15/23	500	564,920
Series A,
5.00%, 02/15/23	145	163,907
5.00%, 03/15/23	155	175,125
5.00%, 07/01/23	40	45,268
5.00%, 10/01/23 (AGM)	65	74,246
5.00%, 10/01/23 (SAW)	100	113,856
5.50%, 05/15/23 (NPFGC)	165	191,146
Series B,
5.00%, 07/01/23	115	130,549
Series E,
5.00%, 02/15/23	125	141,299
5.00%, 03/15/23	100	113,220
5.00%, 10/01/23 (SAW)	50	56,928
New York State Thruway Authority RB
Series K,
5.00%, 01/01/23	100	112,387
Series L,
5.00%, 01/01/23	100	112,387
New York State Urban Development Corp. RB
Series A,
5.00%, 03/15/23	375	424,575
Series D,
5.00%, 03/15/23	175	198,135
Sales Tax Asset Receivable Corp. RB,
Series A,
5.00%, 10/15/23	20	22,971
Triborough Bridge & Tunnel Authority RB
Series A,
5.00%, 11/15/23	75	86,312
5.00%, 11/15/23 (Call 05/15/23)	100	113,576

		6,278,189
NORTH CAROLINA — 1.8%
Cape Fear Public Utility Authority RB,
Series A,
5.00%, 06/01/23	50	56,947
City of Charlotte NC COP,
Series C,
5.00%, 12/01/23	40	45,712
City of Winston-Salem NC RB,
Series C,
5.00%, 06/01/23	20	22,680
County of Buncombe NC RB,
5.00%, 06/01/23	120	136,495
County of Forsyth NC GO,
5.00%, 12/01/23	130	149,480
County of Mecklenburg NC GO,
Series B,
5.00%, 12/01/23	25	28,760
County of Mecklenburg NC RB,
Series A,
5.00%, 10/01/23	105	120,157
County of Wake NC RB,
Series A,
5.00%, 12/01/23	125	143,322
North Carolina Medical Care Commission RB,
5.00%, 06/01/23	15	16,988
North Carolina Municipal Power Agency No. 1 RB
Series B,
5.00%, 01/01/23	90	100,946
Series E,
5.00%, 01/01/23	10	11,216
State of North Carolina GO
5.00%, 06/01/23	65	74,063
Series A,
5.00%, 06/01/23	100	113,943

331

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
State of North Carolina RB
5.00%, 03/01/23	$130	$146,380
Series A,
5.00%, 05/01/23	175	198,828
Series C,
5.00%, 05/01/23	100	113,616

		1,479,533
OHIO — 3.5%
City of Cincinnati OH Water System Revenue RB,
Series B,
5.00%, 12/01/23	40	45,972
City of Columbus OH GO
Series 1,
5.00%, 07/01/23	50	56,986
Series 5,
5.00%, 08/15/23	70	79,976
Series A,
4.00%, 07/01/23	25	27,268
5.00%, 08/15/23	70	79,976
City of Columbus OH GOL,
5.00%, 08/15/23	45	51,344
County of Hamilton OH Sales Tax Revenue RB,
Series A,
5.00%, 12/01/23	130	148,421
County of Hamilton OH Sewer System Revenue RB,
Series A,
5.00%, 12/01/23	20	22,899
Miami University/Oxford OH RB,
5.00%, 09/01/23	75	85,273
Northeast Ohio Regional Sewer District RB,
5.00%, 11/15/28 (PR 05/15/23)	515	584,412
Ohio Higher Educational Facility Commission RB,
Series A,
5.00%, 12/01/23	65	74,103
Ohio Turnpike & Infrastructure Commission RB,
5.00%, 02/15/23	120	134,981
Ohio University RB,
Series A,
5.00%, 12/01/23	100	113,738
Ohio Water Development Authority RB
Series A,
5.00%, 06/01/23	100	113,894
Series B,
5.00%, 12/01/23	105	120,734
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	50	57,492
Series 2015A,
5.00%, 12/01/23	85	97,737
State of Ohio GO
Series A,
5.00%, 09/15/23	120	137,056
Series B,
5.00%, 08/01/23	145	165,219
Series C,
5.00%, 11/01/23	75	85,871
Series S,
5.00%, 04/01/23	15	16,987
5.00%, 05/01/23	85	96,449
Series T,
5.00%, 11/01/23	95	108,821
State of Ohio GOL,
Series A,
5.00%, 09/01/23	80	91,289
State of Ohio RB
Series A,
5.00%, 02/01/23	60	67,595
Series C,
5.00%, 12/01/23	115	131,607

		2,796,100
OKLAHOMA — 1.5%
City of Oklahoma City OK GO,
5.00%, 03/01/23	195	221,212
Grand River Dam Authority RB,
Series A,
5.00%, 06/01/23	200	226,898
Oklahoma Agricultural & Mechanical Colleges RB,
Series C,
5.00%, 08/01/23	55	62,501
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	95	107,892
Series A,
5.00%, 07/01/23	50	56,686
Series B,
5.00%, 07/01/23	85	96,365
Oklahoma City Water Utilities Trust RB,
5.00%, 07/01/23	135	153,795
Oklahoma Water Resources Board RB
5.00%, 04/01/23	195	220,736
Series A,
5.00%, 04/01/23	55	62,390

		1,208,475

Security	Par (000)	Value
OREGON — 1.4%
City of Eugene OR Electric Utility System Revenue RB,
5.00%, 08/01/23	$55	$62,697
City of Portland OR Sewer System Revenue RB
Series A,
5.00%, 10/01/23	20	22,898
Series B,
5.00%, 10/01/23	45	51,472
City of Salem OR GO,
5.00%, 06/01/23	100	113,647
Oregon State Lottery RB
5.00%, 04/01/23	40	45,355
Series B,
5.00%, 04/01/23	85	96,380
Series C,
5.00%, 04/01/23	60	68,033
Port of Portland OR Airport Revenue RB,
Series 23,
5.00%, 07/01/23	175	198,487
State of Oregon Department of Transportation RB,
Series A,
5.00%, 11/15/23	120	137,709
State of Oregon GO
Series A,
5.00%, 08/01/23	50	57,126
Series C,
5.00%, 06/01/23	75	85,420
Series F,
5.00%, 05/01/23	100	113,713
Series G,
5.00%, 11/01/23	45	51,668
Series O,
5.00%, 08/01/23	20	22,850

		1,127,455
PENNSYLVANIA — 2.1%
Commonwealth of Pennsylvania GO
First Series,
5.00%, 01/01/23	300	333,807
5.00%, 04/01/23	100	111,779
5.00%, 06/15/23	10	11,217
5.00%, 04/01/24 (PR 04/01/23)	350	397,026
Second Series,
5.00%, 10/15/23	300	338,397
Delaware County Authority RB
5.00%, 08/01/23	25	28,283
5.00%, 12/01/23	40	45,517
Pennsylvania Turnpike Commission RB
Series A,
5.00%, 12/01/23	160	182,316
5.25%, 07/15/23 (AGM)	80	91,510
Series B,
5.00%, 12/01/23	35	39,714
Southeastern Pennsylvania Transportation Authority RB,
5.00%, 06/01/23	120	135,197

		1,714,763
RHODE ISLAND — 0.5%
Rhode Island Commerce Corp. RB,
Series A,
5.00%, 06/15/23	160	180,576
Rhode Island Health & Educational Building Corp. RB,
5.00%, 09/01/23	115	131,109
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB,
5.00%, 10/01/23	50	57,112

		368,797
SOUTH CAROLINA — 0.2%
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/23	60	68,405
State of South Carolina GO,
5.00%, 08/01/23	105	120,017

		188,422
TENNESSEE — 1.4%
City of Memphis TN GO,
Series A,
5.00%, 11/01/23	100	114,441
County of Blount TN GO,
Series B,
5.00%, 06/01/23	70	79,414
County of Hamilton TN GO,
Series A,
5.00%, 05/01/23	35	39,834
County of Knox TN GO,
5.00%, 06/01/23	100	113,894
County of Shelby TN GO,
Series A,
5.00%, 03/01/23	100	113,208
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB,
Series A,
5.00%, 05/15/23	55	62,575

332

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	$70	$79,710
Series A,
5.00%, 07/01/23	45	51,242
5.00%, 01/01/29 (PR 01/01/23)	25	28,221
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB,
5.00%, 07/01/23	100	113,621
State of Tennessee GO
5.00%, 08/01/23	100	114,302
Series A,
5.00%, 08/01/23	55	62,866
Tennessee State School Bond Authority RB,
5.00%, 11/01/23	145	166,328

		1,139,656
TEXAS — 12.6%
Abilene Independent School District GO,
5.00%, 02/15/23 (PSF)	115	129,464
Allen Independent School District GO,
5.00%, 02/15/23 (PSF)	225	253,402
Alvin Independent School District/TX GO,
Series C,
5.00%, 02/15/23 (PSF)	25	28,144
Arlington Independent School District/TX GO,
Series B,
5.00%, 02/15/23 (PSF)	385	433,776
Austin Community College District GOL,
5.00%, 08/01/23	195	221,497
Austin Independent School District GO
Series B,
5.00%, 08/01/23	50	56,946
5.00%, 08/01/23 (PSF)	50	56,844
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	50,680
Series B,
5.00%, 02/15/23 (PSF)	25	28,156
Central Texas Regional Mobility Authority RB,
Series A,
5.00%, 01/01/23	100	110,164
Central Texas Turnpike System RB,
5.00%, 08/15/23	25	27,915
City of Austin TX GOL,
5.00%, 09/01/23	85	96,950
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	45,372
5.00%, 11/15/23	90	103,040
Series A,
5.00%, 11/15/23	90	103,040
City of Fort Worth TX Water & Sewer System Revenue RB,
Series A,
5.00%, 02/15/23	45	50,680
City of Garland TX GOL,
5.00%, 02/15/23	165	186,057
City of Houston TX Combined Utility System Revenue RB
Series C,
5.00%, 05/15/23	140	158,390
Series D,
5.00%, 11/15/23	25	28,541
City of Houston TX GOL,
Series A,
5.00%, 03/01/23	100	112,460
City of Lubbock TX GOL,
5.00%, 02/15/23	25	28,121
City of Plano TX GOL,
5.00%, 09/01/23	80	91,206
City of Round Rock TX GO,
5.00%, 08/15/23	55	62,444
City of San Antonio Texas Electric & Gas Systems Revenue RB,
5.00%, 02/01/23	160	180,400
City of Waco TX GOL,
5.00%, 02/01/23	20	22,467
Conroe Independent School District GO,
5.00%, 02/15/23	65	73,265
County of Bexar TX GOL,
5.00%, 06/15/23	170	192,872
Cypress-Fairbanks Independent School District GO,
5.00%, 02/15/23 (PSF)	60	67,712
Dallas/Fort Worth International Airport RB,
Series G,
5.00%, 11/01/23	65	73,798
Denton Independent School District GO,
5.00%, 08/15/23 (PSF)	80	90,868
Fort Bend Independent School District GO,
Series A,
5.00%, 08/15/23 (PSF)	65	74,030
Harris County Toll Road Authority (The) RB,
Series A,
5.00%, 08/15/23	120	136,486

Security	Par (000)	Value
Houston Independent School District GOL,
5.00%, 02/15/23 (PSF)	$175	$197,657
Katy Independent School District GO
5.00%, 02/15/23	75	84,640
Series A,
5.00%, 02/15/23 (PSF)	95	107,211
Laredo Independent School District GO,
5.00%, 08/01/23 (PSF)	25	28,422
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	40	35,666
5.00%, 08/15/23 (PSF)	20	22,748
Series B,
5.00%, 08/15/23	20	22,595
Series D,
0.00%, 08/15/23 (PSF)(a)	50	44,583
Lewisville Independent School District GO
5.00%, 08/15/23	195	221,965
5.00%, 08/15/23 (PSF)	150	170,761
Series A,
4.00%, 08/15/23 (PSF)	15	16,363
Lone Star College System GOL,
Series B,
5.00%, 02/15/23	180	202,804
Lower Colorado River Authority RB
5.00%, 05/15/23	185	208,943
Series B,
5.00%, 05/15/23	105	118,589
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	25	28,461
5.25%, 02/01/23 (PSF)	70	79,673
North Texas Municipal Water District RB
5.00%, 06/01/23	100	113,154
6.25%, 06/01/23	75	89,376
North Texas Municipal Water District Water System Revenue RB,
5.00%, 09/01/23	205	233,185
North Texas Tollway Authority RB
Series A,
5.00%, 01/01/23	320	358,919
Series B,
5.00%, 01/01/23	30	33,541
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	120,201
5.00%, 06/15/23 (PSF)	25	28,426
Northwest Independent School District GO
5.00%, 02/15/23	35	39,467
Series A,
5.00%, 02/15/23 (PSF)	200	225,524
Permanent University Fund-Texas A&M University System RB,
Series A,
5.25%, 07/01/23	50	57,467
Permanent University Fund-University of Texas System RB
Series A,
5.00%, 07/01/23	25	28,468
Series B,
5.00%, 07/01/23	115	130,953
Permanent University Fund-Texas A&M University System RB,
5.00%, 07/01/23	200	227,542
Plano Independent School District GO,
5.00%, 02/15/23 (PSF)	40	45,160
Prosper Independent School District GO,
5.00%, 02/15/23 (PSF)	175	197,171
San Antonio Water System RB
5.00%, 05/15/23	45	50,955
Series A,
5.00%, 05/15/23	45	50,955
Series B,
5.00%, 05/15/23	30	33,970
Spring Branch Independent School District GOL,
5.00%, 02/01/23	60	67,595
Spring Independent School District GO,
5.00%, 08/15/23 (PSF)	25	28,435
State of Texas GO
5.00%, 10/01/23	300	342,742
Series A,
5.00%, 10/01/23	215	245,470
Series B-1,
5.00%, 08/01/23	45	51,206
State of Texas GOL,
5.00%, 08/01/23	175	199,134

333

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	$75	$84,463
5.00%, 12/01/23	40	45,625
Tarrant Regional Water District RB
5.00%, 03/01/23	295	332,722
Series A,
5.00%, 03/01/23	25	28,197
Texas A&M University RB
Series B,
5.00%, 05/15/23	100	113,527
Series D,
5.00%, 05/15/23	25	28,382
Series E,
5.00%, 05/15/23	35	39,734
Texas State Technical College RB,
5.00%, 10/15/23	20	22,854
Texas State University System RB
5.00%, 03/15/23	100	112,842
Series A,
5.00%, 03/15/23	35	39,495
Texas Transportation Commission State Highway Fund RB,
5.00%, 10/01/23	365	416,728
Texas Water Development Board RB,
5.00%, 04/15/23	100	113,302
United Independent School District GO,
5.00%, 08/15/23 (PSF)	25	28,409
University of Houston RB,
4.00%, 02/15/23	50	54,067
University of North Texas RB,
Series A,
5.00%, 04/15/23	100	113,158
University of Texas System (The) RB
5.00%, 08/15/23	120	137,102
Series C,
5.00%, 08/15/23	100	114,252
Series H,
5.00%, 08/15/23	25	28,563
Series I,
5.00%, 08/15/23	100	114,252
Series J,
5.00%, 08/15/23	100	114,252

		10,047,210
UTAH — 1.9%
Central Utah Water Conservancy District RB,
Series A,
5.00%, 10/01/23	85	97,135
City of Salt Lake City UT Public Utilities Revenue RB,
5.00%, 02/01/23	100	112,933
Davis School District GO,
5.00%, 06/01/23 (GTD)	125	142,244
Intermountain Power Agency RB,
5.00%, 07/01/23	15	16,968
Jordan Valley Water Conservancy District RB,
Series B,
5.00%, 10/01/23	15	17,142
University of Utah (The) RB
5.00%, 08/01/28 (PR 08/01/23)	565	644,936
Series A,
5.00%, 08/01/23 (SAP)	225	256,603
Series B,
5.00%, 08/01/23	40	45,618
Utah State Building Ownership Authority RB,
5.00%, 05/15/23	100	113,380
Utah Transit Authority RB,
Series A,
5.00%, 06/15/23	50	56,926

		1,503,885
VERMONT — 0.2%
State of Vermont GO,
Series B,
5.00%, 08/15/23	100	114,355
University of Vermont & State Agricultural College RB,
5.00%, 10/01/23	25	28,399
Vermont Municipal Bond Bank RB,
Series 4,
5.00%, 12/01/23	25	28,637

		171,391
VIRGINIA — 6.7%
City of Newport News VA GO,
Series A,
5.00%, 08/01/23	60	68,366
City of Norfolk VA GO,
5.00%, 08/01/23 (SAW)	60	68,397
Commonwealth of Virginia GO,
Series B,
5.00%, 06/01/23	100	114,142
County of Chesterfield VA Water & Sewer Revenue RB,
5.00%, 11/01/23	50	57,408
County of Fairfax VA GO,
Series A,
5.00%, 10/01/23 (SAW)	100	114,699
County of Loudoun VA GO
Series A,
5.00%, 12/01/23	75	86,321
5.00%, 12/01/23 (SAW)	35	40,283

Security	Par (000)	Value
County of Prince William VA COP,
5.00%, 10/01/23	$100	$113,961
County of Prince William VA GO,
5.00%, 08/01/23 (SAW)	100	114,353
Virginia College Building Authority RB
Series A,
5.00%, 02/01/23	155	174,904
5.00%, 02/01/28 (PR 02/01/23)	1,000	1,128,410
Series E-1,
5.00%, 02/01/23	45	50,778
Series E-2,
5.00%, 02/01/23	500	564,205
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	135	153,129
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,246,971
Series A,
5.00%, 05/15/23	100	113,429
Virginia Public Building Authority RB
5.00%, 08/01/23	65	74,064
Series A,
5.00%, 08/01/26 (PR 08/01/23)	150	171,222
Series B,
5.00%, 08/01/23	245	279,163
Virginia Public School Authority RB
5.00%, 07/15/23 (SAW)	25	28,558
5.00%, 08/01/23	200	228,092
Series A,
5.00%, 08/01/23 (SAW)	25	28,512
Series B,
5.00%, 08/01/23 (SAW)	50	57,023
Virginia Resources Authority RB
5.00%, 10/01/23	20	22,940
5.00%, 11/01/23	175	200,835
Series A,
4.00%, 11/01/23	75	82,356

		5,382,521
WASHINGTON — 6.1%
City of Seattle WA GO,
5.00%, 12/01/23	100	114,822
City of Seattle WA GOL,
Series A,
5.00%, 04/01/23	50	56,694
City of Seattle WA Municipal Light & Power Revenue RB,
Series B,
5.00%, 04/01/23	55	62,338
City of Spokane WA Water & Wastewater Revenue RB,
5.00%, 12/01/23	155	177,636
Clark County Public Utility District No. 1 RB,
5.00%, 01/01/23	30	33,541
Clark County School District No. 117 Camas GO,
5.00%, 12/01/23 (GTD)	100	114,495
County of King WA GOL
5.00%, 07/01/23	50	57,037
Series E,
5.00%, 12/01/23	110	126,483
County of King WA Sewer Revenue RB,
Series B,
5.00%, 07/01/23	240	273,173
County of Snohomish WA GOL,
5.00%, 12/01/23	25	28,610
Energy Northwest RB,
Series A,
5.00%, 07/01/23	460	522,657
Grant County Public Utility District No. 2 RB,
Series A,
5.00%, 01/01/23	35	39,210
King Country School District No. 415 Kent GO,
5.00%, 12/01/23 (GTD)	60	68,600
King County School District No. 216 Enumclaw GO,
5.00%, 12/01/23 (GTD)	50	57,220
King County School District No. 405 Bellevue GO,
5.00%, 12/01/23 (GTD)	215	246,613
King County School District No. 411 Issaquah GO,
5.00%, 12/01/23	70	80,299
Pierce County School District No. 320 Sumner GO,
5.00%, 12/01/23 (GTD)	140	159,914
Pierce County School District No. 403 Bethel GO,
5.00%, 06/01/23 (GTD)	30	34,005
Pierce County School District No. 416 White River GO,
5.00%, 12/01/23 (GTD)	20	22,877
Port of Seattle WA RB,
Series B,
5.00%, 03/01/23	70	78,657
Port of Tacoma WA GOL,
5.00%, 12/01/23	100	114,441

334

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Port of Tacoma WA RB,
Series A,
4.00%, 12/01/23	$125	$136,454
Skagit County School District No. 103 Anacortes GO,
5.00%, 12/01/23 (GTD)	25	28,665
Snohomish County School District No. 15 Edmonds GO,
4.00%, 12/01/23 (GTD)	20	21,885
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/23 (GTD)	45	51,498
Snohomish County School District No. 4 Lake Stevens GO,
5.00%, 12/01/23 (GTD)	140	159,914
Snohomish County School District No. 6 Mukilteo GO,
5.00%, 12/01/23	55	62,972
Spokane & Whitman Counties School District No. 360 Cheney GO,
5.00%, 12/01/23 (GTD)	65	74,246
State of Washington COP
5.00%, 07/01/23	35	39,662
Series A,
5.00%, 07/01/23	240	271,970
State of Washington GO
5.00%, 08/01/23	75	85,534
Series A,
5.00%, 08/01/23	245	279,413
Series B,
5.00%, 07/01/23	95	108,178
Series R,
4.00%, 07/01/23	50	54,609
5.00%, 07/01/23	375	427,020
Series R-2015,
5.00%, 07/01/23	100	113,872
Series R-2017A,
5.00%, 08/01/23	50	57,023
State of Washington RB,
5.00%, 09/01/23	185	209,768
University of Washington RB
Series A,
4.00%, 12/01/23	20	21,949
Series C,
5.00%, 12/01/23	55	63,122
Washington State University RB,
5.00%, 04/01/23	80	90,292
Yakima County School District No. 90 East Valley GO,
5.00%, 12/01/23 (GTD)	15	17,166

		4,844,534
WEST VIRGINIA — 0.4%
State of West Virginia GO
Series A,
5.00%, 06/01/23	160	181,440
5.00%, 11/01/23	30	34,412
West Virginia State School Building Authority Lottery RB,
Series A,
5.00%, 07/01/23	75	84,916

		300,768
WISCONSIN — 3.5%
City of Madison WI Water Utility Revenue RB,
5.00%, 01/01/23	50	56,306
Milwaukee County Metropolitan Sewer District GO,
Series A,
5.00%, 10/01/23	115	131,783

Security	Par/ Shares (000)	Value
State of Wisconsin Environmental Improvement Fund Revenue RB,
5.00%, 06/01/23	$65	$73,871
State of Wisconsin GO
5.00%, 11/01/23	85	97,457
Series 1,
5.00%, 05/01/23	70	79,498
5.00%, 11/01/23	180	206,379
Series 2,
5.00%, 11/01/23	105	120,388
Series C,
5.00%, 05/01/23	40	45,427
Wisconsin Department of Transportation RB
5.00%, 07/01/30 (PR 07/01/23)	200	227,944
Series 1,
4.00%, 07/01/23	40	43,667
5.00%, 07/01/26 (PR 07/01/23)	645	733,500
5.00%, 07/01/27 (PR 07/01/23)	585	666,736
Series A,
5.00%, 07/01/23	60	68,293
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	130,152
5.00%, 11/15/23	40	45,538
WPPI Energy RB
5.00%, 07/01/23	40	45,428
Series A,
5.00%, 07/01/23	50	56,786

		2,829,153

TOTAL MUNICIPAL DEBT OBLIGATIONS — 98.6%
(Cost: $79,451,699)		78,958,924

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.2%
BlackRock Liquidity Funds: MuniCash,
0.85%(c)(d)	164	164,527

TOTAL SHORT-TERM INVESTMENTS — 0.2%
(Cost: $164,508)		164,527

TOTAL INVESTMENTS IN SECURITIES — 98.8%
(Cost: $79,616,207)		79,123,451
Other Assets, Less Liabilities — 1.2%		922,791

NET ASSETS — 100.0%		$80,046,242

(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: Muni Cash	1,920	(1,756)	164	$164,527	$3,195	$(243)	$19

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

335

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$78,958,924	$—	$78,958,924
Money Market Funds	164,527	—	—	164,527

	$164,527	$78,958,924	$—	$79,123,451

Portfolio Abbreviations — Fixed Income

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed

NPFGC — National Public Finance Guarantee Corp.

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

336

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.8%
Interpublic Group of Companies Inc. (The),
4.20%, 04/15/24	$525	$522,910
Omnicom Group Inc./Omnicom Capital Inc.,
3.65%, 11/01/24 (Call 08/01/24)	920	894,792
WPP Finance 2010,
3.75%, 09/19/24(a)	769	739,240

		2,156,942
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (The),
2.85%, 10/30/24 (Call 07/30/24)	763	739,179
General Dynamics Corp.,
2.38%, 11/15/24 (Call 09/15/24)	648	610,766
L3 Technologies Inc.,
3.95%, 05/28/24 (Call 02/28/24)	386	381,461
Raytheon Co.,
3.15%, 12/15/24 (Call 09/15/24)	406	399,731
Rockwell Collins Inc.,
3.20%, 03/15/24 (Call 01/15/24)	1,331	1,286,185
United Technologies Corp.,
2.80%, 05/04/24 (Call 03/04/24)	1,116	1,059,252

		4,476,574
AGRICULTURE — 1.8%
Altria Group Inc.,
4.00%, 01/31/24(a)	1,542	1,565,176
BAT Capital Corp.,
3.22%, 08/15/24 (Call 06/15/24)(b)	2,445	2,336,442
Philip Morris International Inc.,
3.25%, 11/10/24	971	946,997

		4,848,615
AIRLINES — 0.1%
Continental Airlines Inc. Pass Through Trust,
Series 2012-2, Class A,
4.00%, 10/29/24	238	238,099

AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.,
2.90%, 02/16/24	699	676,450
Ford Motor Credit Co. LLC
3.66%, 09/08/24(a)	800	765,720
3.81%, 01/09/24 (Call 11/09/23)	400	387,672
General Motors Financial Co. Inc.,
3.95%, 04/13/24 (Call 02/13/24)(a)	1,635	1,598,294
Toyota Motor Credit Corp.,
2.90%, 04/17/24	944	914,057

		4,342,193
AUTO PARTS & EQUIPTMENT — 0.5%
Delphi Corp.,
4.15%, 03/15/24 (Call 12/15/23)	687	686,134
Lear Corp.,
5.38%, 03/15/24 (Call 03/15/19)	100	103,344
Magna International Inc.,
3.63%, 06/15/24 (Call 03/15/24)	662	655,519

		1,444,997
BANKS — 20.0%
Bank of America Corp.
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	1,000	1,000,950
4.00%, 04/01/24(a)	2,315	2,333,844
4.13%, 01/22/24	2,206	2,243,193
4.20%, 08/26/24	2,939	2,945,730
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	605	592,458
3.40%, 05/15/24 (Call 04/15/24)	711	702,944
3.65%, 02/04/24 (Call 01/05/24)	848	851,350
Barclays PLC,
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	445	441,258
BB&T Corp.,
2.85%, 10/26/24 (Call 09/26/24)	1,296	1,234,440
BNP Paribas SA,
4.25%, 10/15/24	600	594,720
BPCE SA,
4.00%, 04/15/24	1,250	1,262,162
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	773	737,419
3.75%, 04/24/24 (Call 03/24/24)	1,455	1,431,153
Citigroup Inc.
3.75%, 06/16/24	1,010	1,001,971
4.00%, 08/05/24	810	803,318
Credit Suisse AG/New York NY,
3.63%, 09/09/24	2,145	2,123,250

Security	Par (000)	Value
Deutsche Bank AG/London,
3.70%, 05/30/24(a)	$1,750	$1,666,035
Fifth Third Bancorp.,
4.30%, 01/16/24 (Call 12/16/23)	815	825,774
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	2,073	2,058,157
4.00%, 03/03/24	2,811	2,823,509
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	380	379,643
4.25%, 03/14/24	1,450	1,445,824
HSBC USA Inc.,
3.50%, 06/23/24(a)	940	925,439
Intesa Sanpaolo SpA,
5.25%, 01/12/24(a)	800	795,168
JPMorgan Chase & Co.
3.24%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(c)(d)	750	751,073
3.63%, 05/13/24	1,972	1,959,793
3.88%, 02/01/24	1,940	1,961,165
3.88%, 09/10/24	2,625	2,599,327
Lloyds Banking Group PLC,
4.50%, 11/04/24	800	794,448
Morgan Stanley
3.70%, 10/23/24	2,810	2,777,573
Series F,
3.88%, 04/29/24	2,927	2,924,600
People’s United Bank N.A.,
4.00%, 07/15/24 (Call 04/16/24)	250	247,785
PNC Bank N.A.,
3.30%, 10/30/24 (Call 09/30/24)(e)	250	244,735
PNC Financial Services Group Inc. (The),
3.90%, 04/29/24 (Call 03/29/24)(e)	867	865,006
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	365	366,829
5.13%, 05/28/24	302	307,264
Santander UK PLC,
4.00%, 03/13/24(a)	1,055	1,070,698
Sumitomo Mitsui Banking Corp.,
3.40%, 07/11/24	250	244,828
SunTrust Bank/Atlanta GA,
3.69%, 08/02/24 (Call 08/02/23)(c)(d)	185	184,734
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)(a)	1,486	1,471,199
3.70%, 01/30/24 (Call 12/29/23)(a)	765	771,028
Wells Fargo & Co.
3.30%, 09/09/24(a)	2,370	2,306,887
4.48%, 01/16/24	559	571,527

		53,640,208
BEVERAGES — 1.6%
Anheuser-Busch InBev Finance Inc.,
3.70%, 02/01/24	1,582	1,591,096
Anheuser-Busch InBev Worldwide Inc.,
3.50%, 01/12/24 (Call 12/12/23)(a)	590	588,260
Constellation Brands Inc.,
4.75%, 11/15/24	540	561,503
PepsiCo Inc.,
3.60%, 03/01/24 (Call 12/01/23)	1,523	1,540,758

		4,281,617
BIOTECHNOLOGY — 1.7%
Amgen Inc.,
3.63%, 05/22/24 (Call 02/22/24)(a)	1,498	1,497,745
Celgene Corp.,
3.63%, 05/15/24 (Call 02/15/24)	1,114	1,097,569
Gilead Sciences Inc.,
3.70%, 04/01/24 (Call 01/01/24)(a)	2,078	2,085,792

		4,681,106
BUILDING MATERIALS — 0.2%
Johnson Controls International PLC,
3.63%, 07/02/24 (Call 04/02/24)(f)	213	209,718
Owens Corning,
4.20%, 12/01/24 (Call 09/01/24)(a)	333	327,702

		537,420
CHEMICALS — 2.0%
Air Products & Chemicals Inc.,
3.35%, 07/31/24 (Call 04/30/24)	58	57,436
Airgas Inc.,
3.65%, 07/15/24 (Call 04/15/24)	70	70,048

337

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Albemarle Corp.,
4.15%, 12/01/24 (Call 09/01/24)	$361	$363,682
Braskem Finance Ltd.,
6.45%, 02/03/24	900	970,290
Dow Chemical Co. (The),
3.50%, 10/01/24 (Call 07/01/24)	1,382	1,351,264
FMC Corp.,
4.10%, 02/01/24 (Call 11/01/23)	175	174,279
LyondellBasell Industries NV,
5.75%, 04/15/24 (Call 01/15/24)	850	921,120
Methanex Corp.,
4.25%, 12/01/24 (Call 09/01/24)	108	105,748
Nutrien Ltd.,
3.63%, 03/15/24 (Call 12/15/23)	584	567,257
Sherwin-Williams Co. (The),
3.13%, 06/01/24 (Call 04/01/24)	895	861,259

		5,442,383
COMMERCIAL SERVICES — 0.2%
Moody’s Corp.,
4.88%, 02/15/24 (Call 11/15/23)	528	552,505

COMPUTERS — 3.5%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)	1,735	1,686,593
3.00%, 02/09/24 (Call 12/09/23)(a)	1,695	1,669,066
3.45%, 05/06/24	2,722	2,732,779
DXC Technology Co.,
4.25%, 04/15/24 (Call 02/15/24)	760	757,363
International Business Machines Corp.,
3.63%, 02/12/24	1,610	1,619,773
NetApp Inc.,
3.30%, 09/29/24 (Call 07/29/24)	500	477,275
Seagate HDD Cayman,
4.88%, 03/01/24 (Call 01/01/24)	574	566,395

		9,509,244
COSMETICS & PERSONAL CARE — 0.3%
Colgate-Palmolive Co.,
3.25%, 03/15/24(a)	410	409,496
Unilever Capital Corp.,
2.60%, 05/05/24 (Call 03/05/24)	300	286,935

		696,431
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Air Lease Corp.,
4.25%, 09/15/24 (Call 06/15/24)	714	712,865
Aircastle Ltd.,
4.13%, 05/01/24 (Call 02/01/24)(a)	675	654,865
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	1,459	1,397,211
3.63%, 12/05/24 (Call 11/04/24)	725	711,058
Ameriprise Financial Inc.,
3.70%, 10/15/24	608	606,766
Brookfield Finance LLC,
4.00%, 04/01/24 (Call 02/01/24)	734	726,726
Discover Financial Services,
3.95%, 11/06/24 (Call 08/06/24)	844	823,178
Invesco Finance PLC,
4.00%, 01/30/24	348	350,130
Mastercard Inc.,
3.38%, 04/01/24	1,252	1,253,264
Nasdaq Inc.,
4.25%, 06/01/24 (Call 03/01/24)(a)	887	895,763
National Rural Utilities Cooperative Finance Corp.,
2.95%, 02/07/24 (Call 12/07/23)	373	359,893
ORIX Corp.,
3.25%, 12/04/24	430	410,259
Stifel Financial Corp.,
4.25%, 07/18/24	502	502,266
Synchrony Financial,
4.25%, 08/15/24 (Call 05/15/24)	1,444	1,393,677

		10,797,921
ELECTRIC — 4.0%
Avangrid Inc.,
3.15%, 12/01/24 (Call 10/01/24)	1,028	984,002
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	50	54,496
Dominion Energy Inc.,
3.63%, 12/01/24 (Call 09/01/24)	998	978,459
DTE Electric Co.,
3.65%, 03/15/24 (Call 12/15/23)	500	502,890
DTE Energy Co.,
Series C,
3.50%, 06/01/24 (Call 03/01/24)	475	464,859
Duke Energy Corp.,
3.75%, 04/15/24 (Call 01/15/24)	1,506	1,504,374
Enel Generacion Chile SA,
4.25%, 04/15/24 (Call 01/15/24)	150	150,367
Entergy Arkansas Inc.,
3.70%, 06/01/24 (Call 03/01/24)(a)	490	493,229
Entergy Louisiana LLC,
5.40%, 11/01/24	225	244,381
Florida Power & Light Co.,
3.25%, 06/01/24 (Call 12/01/23)	275	272,055
ITC Holdings Corp.,
3.65%, 06/15/24 (Call 03/15/24)	285	279,819
MidAmerican Energy Co.,
3.50%, 10/15/24 (Call 07/15/24)(a)	1,090	1,090,305

Security	Par (000)	Value
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	$668	$635,929
3.75%, 02/15/24 (Call 11/15/23)	645	628,011
PacifiCorp,
3.60%, 04/01/24 (Call 01/01/24)	125	125,445
Potomac Electric Power Co.,
3.60%, 03/15/24 (Call 12/15/23)	418	417,678
PPL Capital Funding Inc.,
3.95%, 03/15/24 (Call 12/15/23)	760	761,535
Sempra Energy,
3.55%, 06/15/24 (Call 03/15/24)	667	655,374
Union Electric Co.,
3.50%, 04/15/24 (Call 01/15/24)	285	284,550
Virginia Electric & Power Co.,
3.45%, 02/15/24 (Call 11/15/23)	115	113,975

		10,641,733
ELECTRONICS — 0.7%
Allegion U.S. Holding Co. Inc.,
3.20%, 10/01/24 (Call 08/01/24)	370	348,544
Amphenol Corp.,
3.20%, 04/01/24 (Call 02/01/24)	85	81,646
Arrow Electronics Inc.,
3.25%, 09/08/24 (Call 07/08/24)	633	593,570
Keysight Technologies Inc.,
4.55%, 10/30/24 (Call 07/30/24)	345	349,599
Trimble Inc.,
4.75%, 12/01/24 (Call 09/01/24)	351	355,623
Tyco Electronics Group SA,
3.45%, 08/01/24 (Call 05/01/24)(a)	113	110,690

		1,839,672
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp.,
3.50%, 12/15/24 (Call 09/15/24)	385	376,226

ENVIRONMENTAL CONTROL — 0.1%
Waste Management Inc.,
3.50%, 05/15/24 (Call 02/15/24)	360	357,005

FOOD — 1.2%
General Mills Inc.,
3.65%, 02/15/24 (Call 11/15/23)	400	393,492
Kroger Co. (The),
4.00%, 02/01/24 (Call 11/01/23)	570	571,596
McCormick & Co. Inc./MD,
3.15%, 08/15/24 (Call 06/15/24)(a)	980	942,093
Tyson Foods Inc.,
3.95%, 08/15/24 (Call 05/15/24)(a)	1,365	1,363,526

		3,270,707
FOREST PRODUCTS & PAPER — 0.9%
Celulosa Arauco y Constitucion SA,
4.50%, 08/01/24 (Call 05/01/24)(a)	200	202,088
Fibria Overseas Finance Ltd.,
5.25%, 05/12/24	390	399,797
Georgia-Pacific LLC,
8.00%, 01/15/24	613	738,033
International Paper Co.,
3.65%, 06/15/24 (Call 03/15/24)	1,181	1,172,001

		2,511,919
GAS — 0.3%
Dominion Energy Gas Holdings LLC,
3.60%, 12/15/24 (Call 09/15/24)	438	429,476
Southern California Gas Co.,
3.15%, 09/15/24 (Call 06/15/24)	301	294,035

		723,511
HEALTH CARE — PRODUCTS — 2.1%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,542	1,487,860
3.73%, 12/15/24 (Call 09/15/24)	1,611	1,580,246
Medtronic Inc.,
3.63%, 03/15/24 (Call 12/15/23)	814	819,234
Stryker Corp.,
3.38%, 05/15/24 (Call 02/15/24)	730	720,094
Thermo Fisher Scientific Inc.,
4.15%, 02/01/24 (Call 11/01/23)	1,102	1,123,379

		5,730,813
HEALTH CARE — SERVICES — 1.5%
Aetna Inc.,
3.50%, 11/15/24 (Call 08/15/24)(a)	1,079	1,054,140
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	285	275,843
3.50%, 08/15/24 (Call 05/15/24)(a)	1,338	1,307,333

338

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Humana Inc.,
3.85%, 10/01/24 (Call 07/01/24)	$925	$917,998
Laboratory Corp. of America Holdings,
3.25%, 09/01/24 (Call 07/01/24)	213	204,989
Quest Diagnostics Inc.,
4.25%, 04/01/24 (Call 01/01/24)	210	212,526

		3,972,829
HOME FURNISHINGS — 0.1%
Whirlpool Corp.,
4.00%, 03/01/24	275	275,085

HOUSEHOLD PRODUCTS & WARES — 0.1%
Clorox Co. (The),
3.50%, 12/15/24 (Call 09/15/24)	184	182,385

HOUSEWARES — 0.3%
Newell Brands Inc.,
4.00%, 12/01/24 (Call 09/01/24)	693	670,457

INSURANCE — 3.7%
Aflac Inc.,
3.63%, 11/15/24(a)	1,305	1,297,196
American International Group Inc.,
4.13%, 02/15/24(a)	1,385	1,400,221
Aon PLC,
3.50%, 06/14/24 (Call 03/14/24)	848	827,156
Assured Guaranty U.S. Holdings Inc.,
5.00%, 07/01/24(a)	596	616,264
Brown & Brown Inc.,
4.20%, 09/15/24 (Call 06/15/24)(a)	422	420,004
Chubb INA Holdings Inc.,
3.35%, 05/15/24	257	253,497
CNA Financial Corp.,
3.95%, 05/15/24 (Call 02/15/24)	527	524,771
Marsh & McLennan Companies Inc.,
3.50%, 06/03/24 (Call 03/03/24)	860	849,628
MetLife Inc.,
3.60%, 04/10/24	1,519	1,523,921
Old Republic International Corp.,
4.88%, 10/01/24 (Call 09/01/24)	225	232,110
Prudential Financial Inc.,
3.50%, 05/15/24	995	992,274
Unum Group,
4.00%, 03/15/24	180	177,970
Willis North America Inc.,
3.60%, 05/15/24 (Call 03/15/24)(a)	620	603,868
XLIT Ltd.,
6.38%, 11/15/24	135	151,037

		9,869,917
INTERNET — 2.9%
Alibaba Group Holding Ltd.,
3.60%, 11/28/24 (Call 08/28/24)(a)	1,875	1,845,244
Alphabet Inc.,
3.38%, 02/25/24	1,170	1,181,396
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	1,776	1,716,575
3.80%, 12/05/24 (Call 09/05/24)(a)	1,458	1,497,118
eBay Inc.,
3.45%, 08/01/24 (Call 05/01/24)	891	864,190
Expedia Group Inc.,
4.50%, 08/15/24 (Call 05/15/24)(a)	629	634,000

		7,738,523
MACHINERY — 1.3%
Caterpillar Financial Services Corp.,
3.25%, 12/01/24(a)	760	747,741
Caterpillar Inc.,
3.40%, 05/15/24 (Call 02/15/24)(a)	1,427	1,423,732
John Deere Capital Corp.
2.65%, 06/24/24	600	571,272
3.35%, 06/12/24	710	703,064

		3,445,809
MANUFACTURING — 1.6%
General Electric Co.
3.38%, 03/11/24(a)	884	873,357
3.45%, 05/15/24 (Call 02/13/24)	641	629,571
Illinois Tool Works Inc.,
3.50%, 03/01/24 (Call 12/01/23)(a)	431	433,840
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/01/24 (Call 08/01/24)	577	565,287
Parker-Hannifin Corp.,
3.30%, 11/21/24 (Call 08/21/24)	799	784,890
Textron Inc.,
4.30%, 03/01/24 (Call 12/01/23)	600	611,292
Trinity Industries Inc.,
4.55%, 10/01/24 (Call 07/01/24)(a)	415	399,728

		4,297,965

Security	Par (000)	Value
MEDIA — 2.6%
21st Century Fox America Inc.,
3.70%, 09/15/24 (Call 06/15/24)	$750	$746,977
CBS Corp.,
3.70%, 08/15/24 (Call 05/15/24)	690	670,984
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	1,304	1,255,948
3.60%, 03/01/24(a)	1,408	1,395,750
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	503	494,962
3.90%, 11/15/24 (Call 08/15/24)(b)	68	66,843
Thomson Reuters Corp.,
3.85%, 09/29/24 (Call 06/29/24)	450	443,164
Viacom Inc.,
3.88%, 04/01/24 (Call 01/01/24)	695	678,779
Warner Media LLC,
3.55%, 06/01/24 (Call 03/01/24)	1,122	1,088,475

		6,841,882
METAL FABRICATE & HARDWARE — 0.0%
Timken Co. (The),
3.88%, 09/01/24 (Call 06/01/24)	100	98,370

MINING — 0.3%
Kinross Gold Corp.,
5.95%, 03/15/24 (Call 12/15/23)	445	459,747
Yamana Gold Inc.,
4.95%, 07/15/24 (Call 04/15/24)	240	239,429

		699,176
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.,
3.80%, 05/15/24	350	333,669

OIL & GAS — 5.6%
Anadarko Petroleum Corp.,
3.45%, 07/15/24 (Call 04/15/24)	751	728,613
BP Capital Markets PLC
3.22%, 04/14/24 (Call 02/14/24)	679	664,564
3.54%, 11/04/24(a)	1,594	1,585,313
3.81%, 02/10/24	941	950,909
Canadian Natural Resources Ltd.,
3.80%, 04/15/24 (Call 01/15/24)	310	307,105
Chevron Corp.,
2.90%, 03/03/24 (Call 01/03/24)(a)	1,016	990,387
Cimarex Energy Co.,
4.38%, 06/01/24 (Call 03/01/24)	1,045	1,058,679
Continental Resources Inc./OK,
3.80%, 06/01/24 (Call 03/01/24)(a)	850	833,000
Exxon Mobil Corp.,
3.18%, 03/15/24 (Call 12/15/23)(a)	1,078	1,074,162
Hess Corp.,
3.50%, 07/15/24 (Call 04/15/24)	258	245,642
Husky Energy Inc.,
4.00%, 04/15/24 (Call 01/15/24)	813	811,528
Kerr-McGee Corp.,
6.95%, 07/01/24	786	896,362
Marathon Petroleum Corp.,
3.63%, 09/15/24 (Call 06/15/24)	845	836,499
Noble Energy Inc.,
3.90%, 11/15/24 (Call 08/15/24)	777	767,342
Suncor Energy Inc.,
3.60%, 12/01/24 (Call 09/01/24)	1,112	1,097,522
Total Capital International SA
3.70%, 01/15/24	1,053	1,063,425
3.75%, 04/10/24	1,025	1,037,310

		14,948,362
PACKAGING & CONTAINERS — 0.5%
Packaging Corp. of America,
3.65%, 09/15/24 (Call 06/15/24)(a)	523	512,854
WestRock Co.,
3.00%, 09/15/24 (Call 07/15/24)(b)	840	795,001

		1,307,855
PHARMACEUTICALS — 3.8%
Allergan Funding SCS,
3.85%, 06/15/24 (Call 03/15/24)(a)	1,215	1,196,957
AmerisourceBergen Corp.,
3.40%, 05/15/24 (Call 02/15/24)	470	458,198
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	942	888,184
3.50%, 11/15/24 (Call 08/15/24)	433	416,901
CVS Health Corp.,
3.38%, 08/12/24 (Call 05/12/24)	921	888,489
Express Scripts Holding Co.,
3.50%, 06/15/24 (Call 03/15/24)	1,134	1,095,240
McKesson Corp.,
3.80%, 03/15/24 (Call 12/15/23)(a)	1,376	1,360,616

339

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Novartis Capital Corp.,
3.40%, 05/06/24	$1,917	$1,911,249
Perrigo Finance Unlimited Co.,
3.90%, 12/15/24 (Call 09/15/24)	400	388,668
Pfizer Inc.,
3.40%, 05/15/24(a)	1,196	1,202,076
Wyeth LLC,
6.45%, 02/01/24	367	422,391

		10,228,969
PIPELINES — 4.3%
Boardwalk Pipelines LP,
4.95%, 12/15/24 (Call 09/15/24)	530	540,664
Buckeye Partners LP,
4.35%, 10/15/24 (Call 07/15/24)	83	81,685
Enable Midstream Partners LP,
3.90%, 05/15/24 (Call 02/15/24)(a)	380	366,537
Enbridge Inc.,
3.50%, 06/10/24 (Call 03/10/24)(a)	605	590,068
Energy Transfer Partners LP,
4.90%, 02/01/24 (Call 11/01/23)	348	356,700
Enterprise Products Operating LLC,
3.90%, 02/15/24 (Call 11/15/23)	866	874,010
EQT Midstream Partners LP,
4.00%, 08/01/24 (Call 05/01/24)	358	342,556
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	664	667,426
4.25%, 09/01/24 (Call 06/01/24)	893	899,162
4.30%, 05/01/24 (Call 02/01/24)	331	334,992
MPLX LP,
4.88%, 12/01/24 (Call 09/01/24)	1,505	1,559,451
Plains All American Pipeline LP/PAA Finance Corp.,
3.60%, 11/01/24 (Call 08/01/24)	622	595,677
Sabine Pass Liquefaction LLC,
5.75%, 05/15/24 (Call 02/15/24)	1,650	1,778,931
Spectra Energy Partners LP,
4.75%, 03/15/24 (Call 12/15/23)	917	945,363
Sunoco Logistics Partners Operations LP,
4.25%, 04/01/24 (Call 01/01/24)	428	425,637
Williams Partners LP,
4.30%, 03/04/24 (Call 12/04/23)	1,235	1,247,103

		11,605,962
REAL ESTATE INVESTMENT TRUSTS — 5.0%
American Campus Communities Operating Partnership LP,
4.13%, 07/01/24 (Call 04/01/24)(a)	85	84,497
American Tower Corp.,
5.00%, 02/15/24	1,097	1,147,703
AvalonBay Communities Inc.,
3.50%, 11/15/24 (Call 08/15/24)	365	359,478
Boston Properties LP,
3.80%, 02/01/24 (Call 11/01/23)(a)	911	905,252
Crown Castle International Corp.,
3.20%, 09/01/24 (Call 07/01/24)	280	265,969
Duke Realty LP,
3.75%, 12/01/24 (Call 09/01/24)	100	98,144
Essex Portfolio LP,
3.88%, 05/01/24 (Call 02/01/24)	333	329,783
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,216	1,186,476
4.20%, 03/01/24 (Call 12/01/23)	235	234,142
Hospitality Properties Trust,
4.65%, 03/15/24 (Call 09/15/23)	490	486,433
Host Hotels & Resorts LP,
3.88%, 04/01/24 (Call 02/01/24)	505	491,683
Kilroy Realty LP,
3.45%, 12/15/24 (Call 09/15/24)	443	423,428
Kimco Realty Corp.,
2.70%, 03/01/24 (Call 01/01/24)(a)	650	603,447
Liberty Property LP,
4.40%, 02/15/24 (Call 11/15/23)	215	218,429
Mid-America Apartments LP,
3.75%, 06/15/24 (Call 03/15/24)	375	367,800
National Retail Properties Inc.,
3.90%, 06/15/24 (Call 03/15/24)	175	172,088
Omega Healthcare Investors Inc.,
4.95%, 04/01/24 (Call 01/01/24)	340	343,502
Piedmont Operating Partnership LP,
4.45%, 03/15/24 (Call 12/15/23)	158	157,635
Realty Income Corp.,
3.88%, 07/15/24 (Call 04/15/24)	433	429,514
Select Income REIT,
4.25%, 05/15/24 (Call 02/15/24)(a)	473	452,458

Security	Par (000)	Value
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	$1,208	$1,181,170
3.75%, 02/01/24 (Call 11/01/23)(a)	564	564,355
UDR Inc.,
3.75%, 07/01/24 (Call 04/01/24)	150	147,091
Ventas Realty LP,
3.75%, 05/01/24 (Call 02/01/24)	345	338,552
VEREIT Operating Partnership LP,
4.60%, 02/06/24 (Call 11/06/23)	680	680,782
Washington Prime Group LP,
5.95%, 08/15/24 (Call 06/15/24)(a)	625	619,894
Welltower Inc.,
4.50%, 01/15/24 (Call 10/15/23)	315	319,826
WP Carey Inc.,
4.60%, 04/01/24 (Call 01/01/24)	688	692,610

		13,302,141
RETAIL — 4.0%
Bed Bath & Beyond Inc.,
3.75%, 08/01/24 (Call 05/01/24)	535	492,585
Costco Wholesale Corp.,
2.75%, 05/18/24 (Call 03/18/24)(a)	1,247	1,206,049
Home Depot Inc. (The),
3.75%, 02/15/24 (Call 11/15/23)(a)	1,157	1,179,596
Lowe’s Companies Inc.,
3.13%, 09/15/24 (Call 06/15/24)	353	344,846
Macy’s Retail Holdings Inc.,
3.63%, 06/01/24 (Call 03/01/24)	753	729,484
McDonald’s Corp.,
3.25%, 06/10/24	351	345,510
QVC Inc.,
4.85%, 04/01/24(a)	811	804,674
Target Corp.,
3.50%, 07/01/24(a)	1,239	1,247,574
Walgreens Boots Alliance Inc.,
3.80%, 11/18/24 (Call 08/18/24)(a)	2,098	2,069,845
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	631	603,602
3.30%, 04/22/24 (Call 01/22/24)	1,690	1,685,014

		10,708,779
SEMICONDUCTORS — 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.63%, 01/15/24 (Call 11/15/23)	2,675	2,587,314
Intel Corp.,
2.88%, 05/11/24 (Call 03/11/24)	1,846	1,794,330
KLA-Tencor Corp.,
4.65%, 11/01/24 (Call 08/01/24)	1,427	1,470,595
QUALCOMM Inc.,
2.90%, 05/20/24 (Call 03/20/24)	1,755	1,666,232
Xilinx Inc.,
2.95%, 06/01/24 (Call 04/01/24)	637	607,061

		8,125,532
SOFTWARE — 2.1%
Fidelity National Information Services Inc.,
3.88%, 06/05/24 (Call 03/05/24)(a)	329	327,937
Microsoft Corp.,
2.88%, 02/06/24 (Call 12/06/23)	2,091	2,049,703
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	1,423	1,378,261
3.40%, 07/08/24 (Call 04/08/24)	1,976	1,966,574

		5,722,475
TELECOMMUNICATIONS — 4.0%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	1,005	995,211
3.90%, 03/11/24 (Call 12/11/23)	830	825,228
4.45%, 04/01/24 (Call 01/01/24)(a)	1,329	1,354,929
Cisco Systems Inc.,
3.63%, 03/04/24(a)	1,150	1,168,446
Juniper Networks Inc.,
4.50%, 03/15/24	700	709,800
Motorola Solutions Inc.,
4.00%, 09/01/24	534	525,328
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)(a)	2,650	2,600,922
4.15%, 03/15/24 (Call 12/15/23)	961	981,594
Vodafone Group PLC,
3.75%, 01/16/24	1,570	1,555,273

		10,716,731

340

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
TRANSPORTATION — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)(a)	$1,023	$1,015,379
3.75%, 04/01/24 (Call 01/01/24)	579	584,807
Canadian National Railway Co.,
2.95%, 11/21/24 (Call 08/21/24)	345	334,464
CSX Corp.,
3.40%, 08/01/24 (Call 05/01/24)(a)	931	917,184
FedEx Corp.,
4.00%, 01/15/24	836	854,409
Norfolk Southern Corp.,
3.85%, 01/15/24 (Call 10/15/23)	305	309,035
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	210	210,563
3.75%, 03/15/24 (Call 12/15/23)	418	420,173

		4,646,014
WATER — 0.2%
American Water Capital Corp.,
3.85%, 03/01/24 (Call 12/01/23)	475	481,593

TOTAL CORPORATE BONDS & NOTES — 98.1%
(Cost: $269,715,589)		263,318,321

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(g)(h)	28,955	28,964,115
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(g)	413	412,722

		29,376,837

TOTAL SHORT-TERM INVESTMENTS — 11.0%
(Cost: $29,371,734)		29,376,837

TOTAL INVESTMENTS IN SECURITIES — 109.1%
(Cost: $299,087,323)		292,695,158
Other Assets, Less Liabilities — (9.1)%		(24,395,400)

NET ASSETS — 100.0%		$268,299,758

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)		Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,980	18,975	(a)	—		28,955	$28,964,115	$56,274	(b)	$(1,516)	$4,267
BlackRock Cash Funds: Treasury, SL Agency Shares	905	—		(492	)(a)	413	412,722	19,682		—	—
PNC Bank N.A. 3.30%, 10/30/24	250	—		—		250	244,735	5,783		—	(11,898)
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24	476	491		(100)		867	865,006	17,302		(3,642)	(28,096)

							$30,486,578	$99,041		$(5,158)	$(35,727)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

341

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$263,318,321	$—	$263,318,321
Money Market Funds	29,376,837	—	—	29,376,837

	$29,376,837	$263,318,321	$—	$292,695,158

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

Portfolio Abbreviations — Fixed Income

LIBOR — London Interbank Offered Rate

342

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MUNICIPAL DEBT OBLIGATIONS

ALABAMA — 1.5%
Alabama Federal Aid Highway Finance Authority RB,
Series B,
5.00%, 09/01/24	$45	$52,245
Alabama Public School & College Authority RB,
Series A,
5.00%, 05/01/24	50	57,722
Auburn University RB,
Series B,
5.00%, 06/01/24	15	17,375
City of Huntsville AL GO,
Series A,
5.00%, 08/01/24	15	17,366
County of Mobile AL GOL,
Series A,
5.00%, 06/01/24	20	23,024
University of Alabama (The) RB,
Series A,
5.00%, 07/01/24	40	46,179

		213,911
ALASKA — 0.3%
Borough of North Slope AK GO,
Series B,
5.00%, 10/30/24	20	23,035
State of Alaska GO,
Series B,
5.00%, 08/01/24	15	17,257

		40,292
ARIZONA — 3.4%
Arizona Board of Regents COP,
Series A,
5.00%, 06/01/24	25	28,707
Arizona State University RB
Series B,
5.00%, 07/01/24	20	23,149
Series C,
5.00%, 07/01/24	10	11,575
Arizona Transportation Board RB,
5.00%, 07/01/24	55	63,558
City of Phoenix AZ GO,
5.00%, 07/01/24	50	57,933
City of Phoenix Civic Improvement Corp. RB,
Series B,
5.00%, 07/01/24	55	63,628
City of Tucson AZ COP,
5.00%, 07/01/24	25	28,578
City of Tucson AZ Water System Revenue RB,
5.00%, 07/01/24	5	5,781
County of Pima AZ Sewer System Revenue RB,
5.00%, 07/01/24	50	57,603
Maricopa County Unified School District No. 97-Deer Valley/AZ GO,
4.00%, 07/01/24	20	21,939
Regional Public Transportation Authority RB,
5.25%, 07/01/24	50	58,443
State of Arizona COP,
5.00%, 09/01/24	45	51,829

		472,723
CALIFORNIA — 10.6%
Allan Hancock Joint Community College District/CA GO,
5.00%, 08/01/24	25	29,311
California State Public Works Board RB
Series A,
5.00%, 09/01/24	25	29,227
Series D,
5.00%, 09/01/24	35	40,917
Series F,
5.00%, 05/01/24	10	11,627
Series H,
5.00%, 12/01/24	15	17,604
Series-G,
5.00%, 05/01/24	10	11,627
California State University RB,
Series A,
5.00%, 11/01/24	85	100,615
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	20	23,661
Series D,
5.00%, 11/01/24	15	17,746
County of Sacramento CA Airport System Revenue RB,
Series D,
5.00%, 07/01/24	50	58,054
Grossmont Union High School District GO,
5.00%, 08/01/24	25	29,265
Long Beach Community College District GO,
Series F,
5.00%, 06/01/24	10	11,667
Los Angeles Department of Water & Power Power System RB,
Series A,
5.00%, 07/01/24	35	41,213
Los Angeles Department of Water & Power System Revenue RB,
Series B,
5.00%, 07/01/24	20	23,550
Los Angeles Unified School District/CA GO
Series A,
5.00%, 07/01/24	85	100,037
Series B,
5.00%, 07/01/24	45	52,960
Pasadena Unified School District GO,
Series B,
5.00%, 08/01/24	30	35,155

Security	Par (000)	Value
Placer Union High School District/CA GO,
Series A,
0.00%, 08/01/24(a)	$25	$21,680
Port of Los Angeles RB,
Series A,
5.00%, 08/01/24	15	17,578
Poway Unified School District GO,
0.00%, 08/01/24(a)	50	43,258
Salinas Union High School District GO,
Series A,
0.00%, 10/01/24(a)	20	17,307
San Diego Community College District GO,
5.00%, 08/01/24	40	46,997
San Marcos Unified School District GO,
0.00%, 08/01/24(a)	40	34,504
State of California Department of Water Resources RB
Series AR,
5.00%, 12/01/24 (06/01/24 06/01/24)	10	11,745
Series AS,
5.00%, 12/01/24	20	23,603
Series AW,
5.00%, 12/01/24	20	23,603
State of California GO
5.00%, 08/01/24	110	128,631
5.00%, 09/01/24	35	40,983
5.00%, 10/01/24	100	117,250
5.00%, 11/01/24	55	64,572
Series B,
5.00%, 09/01/24	100	117,094
University of California RB
Series AO,
5.00%, 05/15/24	20	23,477
Series AV,
5.00%, 05/15/24	40	46,954
William S Hart Union High School District GO,
Series B,
0.00%, 08/01/24(a)	65	56,636

		1,470,108
COLORADO — 1.3%
City & County of Denver Co. Airport System Revenue RB,
Series A,
5.00%, 11/15/24	45	52,329
Denver City & County School District No. 1 COP,
Series A,
5.00%, 12/01/24	45	51,861
Denver City & County School District No. 1 GO
5.00%, 12/01/24	10	11,665
Series A,
5.50%, 12/01/24	10	11,959
Series B,
5.00%, 12/01/24	25	29,163
E-470 Public Highway Authority RB,
Series B,
0.00%, 09/01/24(a)	25	21,264

		178,241
CONNECTICUT — 1.0%
State of Connecticut GO
Series A,
5.00%, 03/15/24	10	11,214
Series D,
5.00%, 06/15/24	25	28,130
5.00%, 08/15/24	35	39,456
Series E,
5.00%, 10/15/24	25	28,232
State of Connecticut Special Tax Revenue RB,
Series A,
5.00%, 09/01/24	25	28,204

		135,236
DELAWARE — 1.1%
Delaware Transportation Authority RB,
4.00%, 07/01/24	45	49,389
State of Delaware GO,
Series B,
5.00%, 07/01/27 (07/01/24 07/01/24)	85	98,589

		147,978
DISTRICT OF COLUMBIA — 1.0%
District of Columbia GO
Series A,
4.00%, 06/01/24	25	27,478
Series D,
5.00%, 06/01/24	25	28,884
Series E,
5.00%, 06/01/24	15	17,330
District of Columbia RB,
Series A,
5.00%, 12/01/24	50	58,198

		131,890
FLORIDA — 5.9%
Central Florida Expressway Authority RB,
5.00%, 07/01/24	30	34,562
City of Jacksonville FL RB,
Series B,
5.00%, 10/01/24	25	28,873

343

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
County of Miami-Dade FL Water & Sewer System Revenue RB,
5.00%, 10/01/24	$45	$52,140
Florida Department of Environmental Protection RB,
5.00%, 07/01/24	25	28,861
Florida Municipal Power Agency RB,
Series A,
5.00%, 10/01/24	20	23,099
Florida’s Turnpike Enterprise RB,
Series A,
5.00%, 07/01/24	55	63,660
Hillsborough County School Board COP,
Series A,
5.00%, 07/01/24	45	51,628
Lee County School Board (The) COP,
5.00%, 08/01/24	15	17,184
Miami-Dade County Expressway Authority RB,
Series B,
5.00%, 07/01/24	25	28,757
Orange County Convention Center/Orlando RB,
5.00%, 10/01/24	25	28,889
Palm Beach County School District COP,
Series B,
5.00%, 08/01/24	55	63,175
Pasco County School Board COP,
Series A,
5.00%, 08/01/24	25	28,461
School Board of Miami-Dade County (The) GO,
5.00%, 03/15/24	70	80,346
School District of Broward County/FL COP
Series A,
5.00%, 07/01/24	50	57,424
Series B,
5.00%, 07/01/24	20	22,970
State of Florida GO
Series A,
5.00%, 01/01/24	55	63,212
5.00%, 07/01/24	20	23,185
Series B,
5.00%, 06/01/24	50	57,887
State of Florida Lottery Revenue RB,
Series A,
5.00%, 07/01/24	15	17,380
Volusia County School Board COP,
Series A,
5.00%, 08/01/24	20	22,900
Volusia County School Board RB,
5.00%, 10/01/24	20	22,950

		817,543
GEORGIA — 0.9%
City of Atlanta GA Water & Wastewater Revenue RB,
5.00%, 11/01/24	10	11,632
State of Georgia GO
Series C-1,
5.00%, 07/01/24	75	87,035
Series E,
5.00%, 12/01/24	20	23,356

		122,023
HAWAII — 2.0%
City & County Honolulu HI Wastewater System Revenue RB,
Series A,
5.00%, 07/01/24	30	34,622
City & County of Honolulu HI GO
Series A,
5.00%, 10/01/24	50	57,965
Series C,
5.00%, 10/01/24	25	28,983
County of Hawaii HI GO
Series A,
5.00%, 09/01/24	15	17,369
Series B,
4.00%, 09/01/24	20	21,966
State of Hawaii GO
Series EO,
5.00%, 08/01/24	10	11,596
Series ET,
5.00%, 10/01/24	15	17,436
Series FE,
5.00%, 10/01/24	20	23,248
Series FH,
5.00%, 10/01/24	50	58,121

		271,306
IDAHO — 0.6%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	50	57,200
Series A,
5.00%, 07/15/24	25	28,526

		85,726
ILLINOIS — 1.8%
Chicago O’Hare International Airport RB
Series C,
5.00%, 01/01/24	20	22,854
Series D,
5.00%, 01/01/24	35	39,995
Illinois Finance Authority RB,
5.00%, 07/01/24	25	28,757

Security	Par (000)	Value
State of Illinois GO
5.00%, 02/01/24	$60	$64,186
5.00%, 05/01/24	15	16,073
Series D,
5.00%, 11/01/24	20	21,472
State of Illinois RB
Series C,
4.00%, 06/15/24	25	26,851
Series D,
5.00%, 06/15/24	25	28,043

		248,231
INDIANA — 1.8%
Indiana Finance Authority RB
Series A,
5.00%, 02/01/24	25	28,774
5.00%, 10/01/24	20	22,938
Series C,
5.00%, 12/01/24	35	40,716
Indiana Municipal Power Agency RB,
Series C,
5.00%, 01/01/24	35	39,956
Indiana University RB,
Series X,
5.00%, 08/01/24	65	75,490
Purdue University COP,
Series A,
5.00%, 07/01/24	10	11,569
Purdue University RB,
Series A,
5.00%, 07/01/24	25	28,846

		248,289
IOWA — 0.3%
Iowa Finance Authority RB,
5.00%, 08/01/24	35	40,670

KANSAS — 0.7%
Johnson County Water District No. 1 RB,
5.00%, 01/01/24	35	40,284
Sedgwick County Unified School District No. 259 Wichita GO,
Series A,
4.00%, 10/01/24	55	60,743

		101,027
LOUISIANA — 0.3%
State of Louisiana GO
Series A,
5.00%, 09/01/24	10	11,493
Series B,
5.00%, 05/01/24	25	28,570

		40,063
MAINE — 1.0%
Maine Municipal Bond Bank RB
Series B,
5.00%, 11/01/24	20	23,264
Series C,
5.00%, 11/01/24	25	29,080
Series D,
5.00%, 11/01/24	25	29,080
Maine Turnpike Authority RB,
5.00%, 07/01/24	55	63,561

		144,985
MARYLAND — 1.5%
County of Anne Arundel MD GOL,
5.00%, 10/01/24	10	11,624
County of Baltimore MD GO,
5.00%, 08/01/24	75	87,058
County of Montgomery MD GO,
Series A,
5.00%, 11/01/26 (11/01/24 11/01/24)	10	11,651
State of Maryland Department of Transportation RB
5.00%, 09/01/24	30	34,849
5.00%, 11/01/24	40	46,579
State of Maryland GO,
Series A,
5.00%, 03/15/24	20	23,070

		214,831
MASSACHUSETTS — 1.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB,
Series A,
5.00%, 06/15/24	50	57,906
Commonwealth of Massachusetts GOL
Series A,
5.00%, 07/01/24	10	11,593
Series B,
5.25%, 09/01/24	20	23,528
Series C,
5.00%, 07/01/24	60	69,556
Commonwealth of Massachusetts Transportation Fund Revenue RB,
Series A,
5.00%, 06/01/24	10	11,601
Massachusetts Bay Transportation Authority RB,
Series A,
5.00%, 07/01/24	10	11,593

344

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts Clean Water Trust (The) RB,
Series 2017,
5.00%, 08/01/24	$20	$23,301
Massachusetts School Building Authority RB,
Series C,
5.00%, 08/15/24	25	28,998

		238,076
MICHIGAN — 1.0%
Michigan State Building Authority RB,
Series I,
5.00%, 04/15/24	30	34,495
State of Michigan GO,
Series A,
5.00%, 12/01/24	55	64,017
State of Michigan RB,
5.00%, 03/15/24	40	45,912

		144,424
MINNESOTA — 1.2%
County of Hennepin MN GO,
Series A,
5.00%, 12/01/24	50	58,390
Metropolitan Council GO,
Series C,
5.00%, 03/01/24	30	34,575
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B,
5.00%, 01/01/24	25	28,650
Minnesota Municipal Power Agency RB,
Series A,
5.00%, 10/01/24	15	17,231
State of Minnesota GO
Series A,
5.00%, 08/01/24	15	17,403
Series B,
5.00%, 08/01/24	10	11,602

		167,851
MISSISSIPPI — 0.3%
State of Mississippi GO,
Series C,
5.00%, 10/01/24	35	40,510

MISSOURI — 0.9%
Missouri Highway & Transportation Commission RB,
Series B,
5.00%, 05/01/24	75	86,803
University of Missouri RB,
Series A,
5.00%, 11/01/24	35	40,801

		127,604
NEBRASKA — 0.8%
City of Omaha NE GO,
Series B,
5.00%, 11/15/24	25	29,008
Nebraska Public Power District RB,
Series A-1,
5.00%, 01/01/24	15	17,141
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A,
5.00%, 02/01/24	35	39,951
Omaha Public Power District RB,
Series A,
5.00%, 02/01/24	25	28,675

		114,775
NEVADA — 3.4%
Clark County School District GOL,
Series B,
5.00%, 06/15/24	25	28,523
County of Clark Department of Aviation RB,
Series C,
5.00%, 07/01/24	80	92,022
County of Clark NV GOL
5.00%, 06/01/24	25	28,840
5.00%, 11/01/24	25	29,017
Series B,
5.00%, 11/01/24	30	34,820
County of Clark NV RB
5.00%, 07/01/24	90	103,491
Series A,
5.00%, 07/01/24	30	34,472
Las Vegas Valley Water District GOL,
Series A,
5.00%, 02/01/24	10	11,470
State of Nevada GOL,
Series D,
5.00%, 04/01/24	25	28,765
State of Nevada Highway Improvement Revenue RB,
5.00%, 12/01/24	25	29,051
Washoe County School District/NV GOL,
Series A,
5.00%, 06/01/24	50	57,237

		477,708
NEW HAMPSHIRE — 0.3%
New Hampshire Municipal Bond Bank RB,
Series E,
5.00%, 08/15/24	15	17,334

Security	Par (000)	Value
State of New Hampshire GO,
Series B,
5.00%, 12/01/24	$15	$17,479

		34,813
NEW JERSEY — 1.6%
Monmouth County Improvement Authority RB,
5.00%, 12/01/24	20	23,382
New Jersey Economic Development Authority RB
Series AAA,
4.00%, 06/15/24	25	26,239
Series N-1,
5.50%, 09/01/24	50	56,959
Series XX,
5.00%, 06/15/24	25	27,714
New Jersey Transportation Trust Fund Authority RB,
Series A,
5.00%, 06/15/24	50	55,429
New Jersey Turnpike Authority RB,
Series C,
5.00%, 01/01/24	15	17,141
State of New Jersey GO,
5.00%, 06/01/24	10	11,313

		218,177
NEW MEXICO — 0.7%
New Mexico Finance Authority RB,
Series D,
5.00%, 06/15/24	15	17,318
State of New Mexico Severance Tax Permanent Fund RB,
Series A,
5.00%, 07/01/24	70	80,644

		97,962
NEW YORK — 9.6%
City of New York NY GO
Series 1,
5.00%, 08/01/24	20	23,106
Series A,
5.00%, 08/01/24	35	40,436
Series B-1,
5.00%, 12/01/24	15	17,411
Series C,
5.00%, 08/01/24	150	173,295
Series I,
5.00%, 03/01/24	30	34,422
County of Onondaga NY GOL,
5.00%, 05/01/24	25	29,037
Metropolitan Transportation Authority RB
Series A1,
4.00%, 11/15/24	20	21,832
Series A2,
5.00%, 11/15/24	90	103,972
Series B,
5.00%, 11/15/24	35	40,434
Series B-2,
5.00%, 11/15/24	20	23,360
Series C-1,
5.00%, 11/15/24	20	23,105
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1,
5.00%, 07/15/24	55	63,614
Series S-2,
5.00%, 07/15/24	40	46,265
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1,
5.00%, 08/01/24	25	28,943
Series-A1,
5.00%, 08/01/24	10	11,577
New York State Dormitory Authority RB
Series A,
5.00%, 02/15/24	55	63,232
5.00%, 03/15/24	140	160,974
Series B,
5.00%, 10/01/24	15	17,324
5.50%, 03/15/24	30	35,327
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	75	87,130
Series A,
4.00%, 06/15/24	10	11,067
New York State Urban Development Corp. RB,
Series A,
5.00%, 03/15/24	245	282,049

		1,337,912
NORTH CAROLINA — 1.8%
City of Winston-Salem NC Water & Sewer System Revenue RB,
Series A,
5.00%, 06/01/24	10	11,589
County of Durham NC GO,
5.00%, 10/01/24	25	29,155
County of Forsyth NC GO,
5.00%, 12/01/24	25	29,212
County of Mecklenburg NC GO,
Series B,
5.00%, 12/01/24	20	23,382
County of Wake NC RB, Series A,
5.00%, 12/01/24	40	46,558
North Carolina State University at Raleigh RB,
5.00%, 10/01/24	25	29,092

345

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
State of North Carolina GO,
Series A,
5.00%, 06/01/24	$10	$11,607
State of North Carolina RB,
5.00%, 03/01/24	35	40,100
University of North Carolina at Greensboro RB,
5.00%, 04/01/24	20	23,012

		243,707
OHIO — 2.5%
City of Columbus OH GO
Series A,
4.00%, 08/15/24	25	27,575
5.00%, 07/01/24	20	23,186
County of Franklin OH GOL,
5.00%, 12/01/24	10	11,665
Ohio Water Development Authority RB,
5.00%, 12/01/24	30	34,977
Ohio Water Development Authority Water Pollution Control Loan Fund RB,
Series 2015-A,
5.00%, 06/01/24	20	23,143
State of Ohio GO
Series B,
5.00%, 08/01/24	40	46,358
Series A,
5.00%, 08/01/24	20	23,179
5.00%, 09/01/24	35	40,613
5.00%, 09/15/24	55	63,873
State of Ohio RB
Series A,
5.00%, 10/01/24	10	11,574
5.00%, 12/01/24	15	17,392
Series B,
5.00%, 10/01/24	20	23,148

		346,683
OKLAHOMA — 2.1%
City of Oklahoma City OK GO,
5.00%, 03/01/24	10	11,553
Grand River Dam Authority RB
Series A,
4.00%, 06/01/24	35	38,409
5.00%, 06/01/24	30	34,625
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	55	63,265
Series B,
5.00%, 01/01/24	15	17,108
5.00%, 07/01/24	25	28,742
Series C,
5.00%, 07/01/24	30	34,814
Oklahoma Turnpike Authority RB,
Series D,
5.00%, 01/01/24	20	22,931
Oklahoma Water Resources Board RB,
5.00%, 04/01/24	30	34,553

		286,000
OREGON — 0.8%
City of Portland OR Sewer System Revenue RB,
Series A,
5.00%, 10/01/24	25	29,076
State of Oregon Department of Transportation RB,
Series A,
5.00%, 11/15/24	10	11,661
State of Oregon GO
Series B,
5.00%, 08/01/24	15	17,412
Series H,
5.00%, 05/01/24	15	17,343
Series O,
5.00%, 08/01/24	25	29,019

		104,511
PENNSYLVANIA — 1.6%
Commonwealth of Pennsylvania GO
First Series,
5.00%, 09/15/24	40	45,665
Second Series,
5.00%, 01/15/24	65	73,518
County of Chester PA GO,
5.00%, 07/15/24	20	23,193
County of Montgomery PA GO,
Series A,
5.00%, 04/01/24	20	23,070
Delaware River Joint Toll Bridge Commission RB,
5.00%, 07/01/24	10	11,461
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	15	17,022
Series A,
5.00%, 12/01/24	30	34,252

		228,181

Security	Par (000)	Value
RHODE ISLAND — 1.1%
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series A,
4.00%, 06/15/24	$50	$54,383
Series B,
5.00%, 10/01/24	65	75,435
State of Rhode Island GO,
Series D,
5.00%, 08/01/24	25	28,837

		158,655
SOUTH CAROLINA — 0.6%
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/24	25	28,891
County of Charleston SC GO,
Series C,
5.00%, 11/01/24	20	23,366
Lancaster County School District/SC GO,
5.00%, 03/01/24	30	34,473

		86,730
TENNESSEE — 0.9%
City of Memphis TN Electric System Revenue RB,
5.00%, 12/01/24	25	29,003
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB,
Series A,
5.00%, 05/15/24	10	11,572
Tennessee State School Bond Authority RB
Series A,
5.00%, 11/01/24	25	29,144
Series B,
5.00%, 11/01/24	45	52,458

		122,177
TEXAS — 13.8%
Aldine Independent School District GO,
5.00%, 02/15/24	10	11,469
Alief Independent School District GO,
5.00%, 02/15/24	35	40,121
Arlington Independent School District/TX GO,
Series A,
5.00%, 02/15/24	25	28,630
Austin Independent School District GO,
5.00%, 08/01/24	35	40,435
Birdville Independent School District GO
5.00%, 02/15/24	10	11,463
Series A,
5.00%, 02/15/24	25	28,658
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	40	46,464
Series A,
5.00%, 11/15/24	15	17,424
City of Austin/TX GOL
5.00%, 09/01/24	25	28,979
Series A,
5.00%, 09/01/24	40	46,366
City of Brownsville TX GOL,
5.00%, 02/15/24	15	17,085
City of Denton TX GOL,
5.00%, 02/15/24	25	28,546
City of El Paso TX GOL,
5.00%, 08/15/24	35	40,276
City of Houston TX Combined Utility System Revenue RB
Series B,
5.00%, 11/15/24	75	86,882
Series D,
5.00%, 11/15/24	15	17,376
City of Pflugerville TX GOL,
5.00%, 08/01/24	10	11,480
City of Plano TX GOL,
5.00%, 09/01/24	50	57,895
City of San Antonio TX Electric & Gas Systems Revenue RB,
5.00%, 02/01/24	30	34,427
Conroe Independent School District GO,
5.00%, 02/15/24	50	57,315
County of Denton TX GOL,
5.00%, 07/15/24	25	28,870
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24	40	45,942
Series C,
5.00%, 02/15/24	30	34,457
Dallas Area Rapid Transit RB,
Series A,
5.00%, 12/01/24	50	57,973
Fort Bend Independent School District GO,
Series C,
5.00%, 02/15/24	25	28,686
Frisco Independent School District GO,
5.00%, 08/15/24	70	80,979
Klein Independent School District GO,
Series A,
5.00%, 08/01/24	20	23,057
Laredo Independent School District GO,
0.00%, 08/01/24(a)	100	86,412
Lewisville Independent School District GO,
5.00%, 08/15/24	25	28,906
Lone Star College System GOL,
Series A,
5.00%, 02/15/24	20	22,926

346

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lower Colorado River Authority RB
5.00%, 05/15/24	$20	$22,921
Series B,
5.00%, 05/15/24	55	63,032
Metropolitan Transit Authority of Harris County RB,
Series D,
5.00%, 11/01/24	10	11,588
North Texas Municipal Water District RB,
5.00%, 06/01/24	60	68,932
North Texas Tollway Authority RB,
Series A,
5.00%, 01/01/24	100	114,051
Northwest Independent School District GO,
Series A,
5.00%, 02/15/24	15	17,186
Pflugerville Independent School District GO,
5.00%, 02/15/24	15	17,211
San Antonio Water System RB,
Series A,
5.00%, 05/15/24	30	34,486
State of Texas GO
Series A,
5.00%, 10/01/24	80	92,744
Series B-1,
5.00%, 08/01/24	25	28,913
Texas A&M University RB
Series C,
5.00%, 05/15/24	20	23,085
Series E,
5.00%, 05/15/24	10	11,543
Texas State University System RB,
Series A,
5.00%, 03/15/24	40	45,821
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	35	40,553
Series A,
5.00%, 10/01/24	25	28,967
Texas Water Development Board RB,
5.00%, 04/15/24	15	17,291
University of Texas System (The) RB
Series E,
5.00%, 08/15/24	50	58,056
Series H,
5.00%, 08/15/24	70	81,279
Series J,
5.00%, 08/15/24	20	23,223
Ysleta Independent School District GO,
5.00%, 08/15/24	25	28,845

		1,919,226
UTAH — 2.0%
City of Ogden City UT Sewer & Water Revenue RB,
5.00%, 06/15/24	25	28,864
Metropolitan Water District of Salt Lake & Sandy RB,
Series A,
5.00%, 07/01/24	25	28,877
State of Utah GO,
5.00%, 07/01/24	125	145,135
University of Utah (The) RB,
Series A,
5.00%, 08/01/24	65	75,371

		278,247
VIRGINIA — 2.9%
City of Alexandria VA GO,
Series C,
5.00%, 07/01/24	10	11,617
City of Chesapeake VA GO,
Series C,
5.00%, 12/01/24	45	52,609
County of Fairfax VA GO,
Series B,
5.00%, 10/01/24	20	23,324
Hampton Roads Sanitation District RB,
Series A,
5.00%, 07/01/24	35	40,638
Virginia College Building Authority RB,
Series B,
5.00%, 09/01/24	10	11,591
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/24	15	17,314
5.00%, 09/15/24	40	46,404
Virginia Public Building Authority RB,
Series A,
5.00%, 08/01/24	55	63,642
Virginia Public School Authority RB,
5.00%, 08/01/24	30	34,878
Virginia Resources Authority RB
5.00%, 11/01/24	55	63,732
Series A,
5.00%, 11/01/24	15	17,477
Series D,
5.00%, 11/01/24	20	23,302

		406,528
WASHINGTON — 7.0%
Central Puget Sound Regional Transit Authority RB,
Series S-1,
5.00%, 11/01/24	25	29,096
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 04/01/24	25	28,794
City of Seattle WA GOL,
4.00%, 05/01/24	25	27,558

Security	Par (000)	Value
City of Seattle WA Municipal Light & Power Revenue RB
Series C,
5.00%, 09/01/24	$60	$69,697
5.00%, 10/01/24	25	29,076
City of Seattle WA Water System Revenue RB,
5.00%, 08/01/24	40	46,309
County of King WA GOL,
Series C,
5.00%, 12/01/24	25	29,131
Energy Northwest RB,
Series A,
5.00%, 07/01/24	65	75,079
King County Rural Library District GO,
4.00%, 12/01/24	50	54,856
King County School District No. 210 Federal Way GO,
4.00%, 12/01/24	10	11,002
King County School District No. 403 Renton GO,
4.00%, 12/01/24	40	44,133
King County School District No. 405 Bellevue GO,
5.00%, 12/01/24	35	40,716
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/24	10	11,633
Pierce County School District No. 320 Sumner GO,
5.00%, 12/01/24	20	23,177
Pierce County School District No. 83 University Place GO,
5.00%, 12/01/24	50	58,101
Port of Seattle WA RB,
Series B,
5.00%, 03/01/24	20	22,801
Port of Tacoma WA RB,
Series A,
5.00%, 12/01/24	10	11,588
Snohomish County School District No. 103 Monroe GO,
5.00%, 12/01/24	50	57,942
State of Washington COP
Series A,
5.00%, 07/01/24	30	34,472
Series B,
5.00%, 07/01/24	15	17,236
State of Washington GO
Series 2016A,
5.00%, 07/01/24	65	75,274
Series A-1,
5.00%, 08/01/24	60	69,574
Series R-2018C,
5.00%, 08/01/24	20	23,191
Series R-2018D,
5.00%, 08/01/24	25	28,989
Washington State University RB,
5.00%, 10/01/24	25	28,858
Whatcom County School District No. 503 Blaine GO,
5.00%, 12/01/24	25	28,971

		977,254
WEST VIRGINIA — 0.4%
State of West Virginia GO,
Series A,
5.00%, 06/01/24	30	34,590
West Virginia Commissioner of Highways RB,
Series A,
5.00%, 09/01/24	20	23,084

		57,674
WISCONSIN — 2.6%
Milwaukee County Metropolitan Sewer District GO, Series A,
5.00%, 10/01/24	25	29,155
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (06/01/24 06/01/24)	60	69,215
Series 1,
5.00%, 06/01/24 (ETM)	15	17,393
State of Wisconsin GO
Series 1,
5.00%, 11/01/24	60	69,830
Series 2,
5.00%, 11/01/24	50	58,192
Series A,
5.00%, 05/01/24	25	28,876
Wisconsin Department of Transportation RB
Series 1,
5.00%, 07/01/24	50	57,903
Series A,
5.00%, 07/01/24	25	28,952

		359,516

TOTAL MUNICIPAL DEBT OBLIGATIONS — 98.6%
(Cost: $13,641,359)		13,699,974

347

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2024 TERM MUNI BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.3%
BlackRock Liquidity Funds: MuniCash,
0.85%(b)(c)	42	$41,859

TOTAL SHORT-TERM INVESTMENTS — 0.3% (Cost: $41,855)		41,859

TOTAL INVESTMENTS IN SECURITIES — 98.9% (Cost: $13,683,214)		13,741,833
Other Assets, Less Liabilities — 1.1%		153,166

NET ASSETS — 100.0%		$13,894,999

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/20/18(a) (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: Muni Cash	—	42	42	$41,859	$751	$3	$4

(a)	The Fund commenced operations on March 20, 2018.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$13,699,974	$—	$13,699,974
Money Market Funds	41,859	—	—	41,859

	$41,859	$13,699,974	$—	$13,741,833

Portfolio Abbreviations — Fixed Income

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

348

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.3%
Boeing Co. (The),
2.60%, 10/30/25 (Call 07/30/25)(a)	$350	$329,651
Embraer Netherlands Finance BV,
5.05%, 06/15/25	865	872,958
General Dynamics Corp.,
2.38%, 11/15/24 (Call 03/15/25)	150	150,456
Harris Corp.,
3.83%, 04/27/25 (Call 01/27/25)	455	447,547
Lockheed Martin Corp.,
2.90%, 03/01/25 (Call 12/01/24)	1,005	960,730
Northrop Grumman Corp.,
2.93%, 01/15/25 (Call 11/15/24)	1,465	1,396,628

		4,157,970
AGRICULTURE — 1.2%
Philip Morris International Inc.,
3.38%, 08/11/25 (Call 05/11/25)	1,115	1,089,154
Reynolds American Inc.,
4.45%, 06/12/25 (Call 03/12/25)	2,759	2,797,185

		3,886,339
AIRLINES — 0.1%
U.S. Airways Pass Through Trust,
Series 2013-1, Class A,
3.95%, 05/15/27	104	103,416
United Airlines Pass Through Trust,
Series 2013-1, Class A,
4.30%, 02/15/27	186	187,976

		291,392
AUTO MANUFACTURERS — 1.4%
Ford Motor Credit Co. LLC,
4.13%, 08/04/25	1,275	1,234,876
General Motors Co.,
4.00%, 04/01/25(a)	645	626,379
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,235	1,202,878
4.30%, 07/13/25 (Call 04/13/25)	1,187	1,165,147
4.35%, 04/09/25 (Call 02/09/25)	80	78,976
Toyota Motor Credit Corp.,
3.40%, 04/14/25	250	246,982

		4,555,238
AUTO PARTS & EQUIPTMENT — 0.4%
Harman International Industries Inc.,
4.15%, 05/15/25 (Call 02/15/25)	190	188,402
Lear Corp.,
5.25%, 01/15/25 (Call 01/15/20)	665	690,669
Magna International Inc.,
4.15%, 10/01/25 (Call 07/01/25)	300	303,339

		1,182,410
BANKS — 21.5%
Australia & New Zealand Banking Group Ltd./ New York NY,
3.70%, 11/16/25	785	777,786
Banco Santander SA,
5.18%, 11/19/25(a)	1,600	1,639,680
Bank of America Corp.
3.88%, 08/01/25	2,345	2,338,270
4.00%, 01/22/25	1,980	1,956,161
Series L,
3.95%, 04/21/25	2,844	2,792,296
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)	341	347,370
Series G,
3.00%, 02/24/25 (Call 01/24/25)(a)	1,269	1,220,943
Barclays PLC,
3.65%, 03/16/25	2,200	2,081,948
BB&T Corp.,
3.70%, 06/05/25 (Call 05/05/25)	50	49,775
Branch Banking & Trust Co.,
3.63%, 09/16/25 (Call 08/16/25)	1,300	1,281,787
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,405	1,325,435
4.20%, 10/29/25 (Call 09/29/25)	1,976	1,939,464
4.25%, 04/30/25 (Call 03/31/25)(a)	50	50,096
Citigroup Inc.
3.30%, 04/27/25	1,613	1,547,335
3.88%, 03/26/25	1,062	1,030,745
4.40%, 06/10/25	2,380	2,374,478
5.50%, 09/13/25	1,495	1,591,248

Security	Par (000)	Value
Citizens Financial Group Inc.,
4.30%, 12/03/25 (Call 11/03/25)	$978	$971,193
Compass Bank,
3.88%, 04/10/25 (Call 03/10/25)	790	765,597
Cooperatieve Rabobank UA,
4.38%, 08/04/25(a)	965	956,759
Cooperatieve Rabobank UA/NY,
3.38%, 05/21/25(a)	1,300	1,270,412
Credit Suisse Group Funding Guernsey Ltd.,
3.75%, 03/26/25	2,600	2,521,116
Fifth Third Bank/Cincinnati OH,
3.95%, 07/28/25 (Call 06/28/25)	400	401,520
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	2,443	2,371,054
3.75%, 05/22/25 (Call 02/22/25)	2,160	2,115,698
4.25%, 10/21/25	2,168	2,149,117
HSBC Holdings PLC,
4.25%, 08/18/25	1,675	1,655,855
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	2,759	2,649,578
3.90%, 07/15/25 (Call 04/15/25)(a)	3,044	3,044,304
KeyBank N.A./Cleveland OH,
3.30%, 06/01/25	1,000	970,350
Lloyds Bank PLC,
3.50%, 05/14/25(a)	200	193,438
Lloyds Banking Group PLC
4.45%, 05/08/25	705	712,783
4.58%, 12/10/25	1,600	1,581,984
Manufacturers & Traders Trust Co.,
2.90%, 02/06/25 (Call 01/06/25)	1,000	957,640
Mitsubishi UFJ Financial Group Inc.,
3.78%, 03/02/25	250	248,083
Morgan Stanley
4.00%, 07/23/25	3,266	3,266,294
5.00%, 11/24/25	2,050	2,129,622
MUFG Americas Holdings Corp.,
3.00%, 02/10/25 (Call 01/20/25)	175	166,926
Northern Trust Corp.,
3.95%, 10/30/25	816	827,040
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)(b)	1,000	956,210
3.25%, 06/01/25 (Call 05/02/25)(b)	850	826,761
4.20%, 11/01/25 (Call 10/01/25)(b)	250	254,790
Santander Holdings USA Inc.,
4.50%, 07/17/25 (Call 04/17/25)	1,275	1,272,310
State Street Corp.,
3.55%, 08/18/25(a)	1,748	1,745,937
SunTrust Banks Inc.,
4.00%, 05/01/25 (Call 03/01/25)	300	300,948
SVB Financial Group,
3.50%, 01/29/25	560	543,189
U.S. Bank N.A./Cincinnati OH,
2.80%, 01/27/25 (Call 12/27/24)	650	617,084
Wells Fargo & Co.
3.00%, 02/19/25(a)	2,624	2,491,278
3.55%, 09/29/25	2,730	2,666,254

		67,945,941
BEVERAGES — 1.6%
Coca-Cola Bottling Co. Consolidated,
3.80%, 11/25/25 (Call 08/25/25)(a)	250	244,023
Coca-Cola Co. (The),
2.88%, 10/27/25	1,887	1,810,501
Constellation Brands Inc.,
4.75%, 12/01/25	700	727,286
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	350	332,489
4.42%, 05/25/25 (Call 03/25/25)(c)	345	350,296
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	1,077	1,029,515
3.50%, 07/17/25 (Call 04/17/25)	480	480,038

		4,974,148

349

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
BIOTECHNOLOGY — 3.0%
Amgen Inc.,
3.13%, 05/01/25 (Call 02/01/25)(a)	$1,155	$1,111,907
Baxalta Inc.,
4.00%, 06/23/25 (Call 03/23/25)	1,890	1,855,904
Biogen Inc.,
4.05%, 09/15/25 (Call 06/15/25)	2,070	2,088,071
Celgene Corp.,
3.88%, 08/15/25 (Call 05/15/25)	2,693	2,657,668
Gilead Sciences Inc.,
3.50%, 02/01/25 (Call 11/01/24)(a)	1,690	1,672,999

		9,386,549
BUILDING MATERIALS — 0.7%
Fortune Brands Home & Security Inc.,
4.00%, 06/15/25 (Call 03/15/25)	525	520,417
Masco Corp.,
4.45%, 04/01/25 (Call 01/01/25)	955	960,692
Vulcan Materials Co.,
4.50%, 04/01/25 (Call 01/01/25)	570	575,090

		2,056,199
CHEMICALS — 1.0%
Eastman Chemical Co.,
3.80%, 03/15/25 (Call 12/15/24)	975	965,854
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	925	852,092
3.38%, 03/15/25 (Call 12/15/24)	455	428,933
Praxair Inc.,
2.65%, 02/05/25 (Call 11/05/24)	373	354,022
Sherwin-Williams Co. (The),
3.45%, 08/01/25 (Call 05/01/25)(a)	718	692,726

		3,293,627
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing Inc.,
3.38%, 09/15/25 (Call 06/15/25)	849	844,161
Block Financial LLC,
5.25%, 10/01/25 (Call 07/01/25)	422	424,616
S&P Global Inc.,
4.00%, 06/15/25 (Call 03/15/25)	840	845,519
Verisk Analytics Inc.,
4.00%, 06/15/25 (Call 03/15/25)(a)	550	541,667

		2,655,963
COMPUTERS — 2.9%
Apple Inc.
2.50%, 02/09/25	1,536	1,449,278
2.75%, 01/13/25 (Call 11/13/24)(a)	1,090	1,045,670
3.20%, 05/13/25	2,451	2,408,916
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 (Call 07/15/25)	2,601	2,660,849
International Business Machines Corp.,
7.00%, 10/30/25	406	489,461
Seagate HDD Cayman,
4.75%, 01/01/25(a)	1,070	1,038,157

		9,092,331
COSMETICS & PERSONAL CARE — 0.2%
Unilever Capital Corp.
3.10%, 07/30/25	450	437,706
3.38%, 03/22/25 (Call 01/22/25)	250	248,362

		686,068
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 01/15/25 (Call 11/15/24)	330	312,682
Affiliated Managers Group Inc.,
3.50%, 08/01/25	165	159,118
Air Lease Corp.,
3.25%, 03/01/25 (Call 01/01/25)	910	851,096
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	120,254
3.85%, 05/21/25 (Call 03/21/25)	100	100,996
CME Group Inc.,
3.00%, 03/15/25 (Call 12/15/24)	1,190	1,153,312
Discover Financial Services,
3.75%, 03/04/25 (Call 12/04/24)	685	658,799
Franklin Resources Inc.,
2.85%, 03/30/25	200	189,848
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	2,250	2,167,830
Intercontinental Exchange Inc.,
3.75%, 12/01/25 (Call 09/01/25)	1,433	1,432,427

Security	Par (000)	Value
Janus Capital Group Inc.,
4.88%, 08/01/25 (Call 05/01/25)(a)	$485	$496,281
Lazard Group LLC,
3.75%, 02/13/25	440	426,254
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	550	523,996
3.25%, 11/01/25 (Call 08/01/25)	400	388,616
Synchrony Financial,
4.50%, 07/23/25 (Call 04/24/25)	1,125	1,091,846
TD Ameritrade Holding Corp.,
3.63%, 04/01/25 (Call 01/01/25)	175	172,730
Visa Inc.,
3.15%, 12/14/25 (Call 09/14/25)(a)	4,350	4,240,684

		14,486,769
ELECTRIC — 3.2%
Ameren Illinois Co.,
3.25%, 03/01/25 (Call 12/01/24)	75	73,380
Appalachian Power Co.,
3.40%, 06/01/25 (Call 03/01/25)	110	107,661
Berkshire Hathaway Energy Co.,
3.50%, 02/01/25 (Call 11/01/24)	825	814,622
Dominion Energy Inc.,
3.90%, 10/01/25 (Call 07/01/25)(a)	1,160	1,149,061
DTE Electric Co.,
3.38%, 03/01/25 (Call 12/01/24)	105	103,217
Duke Energy Progress LLC,
3.25%, 08/15/25 (Call 05/15/25)	677	662,133
Eversource Energy, Series H,
3.15%, 01/15/25 (Call 10/15/24)	300	289,083
Exelon Corp.,
3.95%, 06/15/25 (Call 03/15/25)	1,295	1,288,434
Florida Power & Light Co.,
3.13%, 12/01/25 (Call 06/01/25)(a)	1,000	975,170
Kansas City Power & Light Co.,
3.65%, 08/15/25 (Call 05/15/25)	25	24,575
Louisville Gas & Electric Co.,
Series 25,
3.30%, 10/01/25 (Call 04/01/25)	585	571,223
Oncor Electric Delivery Co. LLC,
2.95%, 04/01/25 (Call 01/01/25)	50	47,843
Pacific Gas & Electric Co.,
3.50%, 06/15/25 (Call 03/15/25)	1,000	946,320
Public Service Electric & Gas Co.,
3.00%, 05/15/25 (Call 02/15/25)(a)	300	289,335
Puget Energy Inc.,
3.65%, 05/15/25 (Call 02/15/25)	250	242,438
Sempra Energy,
3.75%, 11/15/25 (Call 08/15/25)	465	455,677
Southern California Edison Co.,
Series E,
3.70%, 08/01/25	115	114,920
Southern Power Co.,
4.15%, 12/01/25 (Call 09/01/25)	890	887,882
Virginia Electric & Power Co.,
Series A,
3.10%, 05/15/25 (Call 02/15/25)	310	298,384
WEC Energy Group Inc.,
3.55%, 06/15/25 (Call 03/15/25)	420	413,603
Xcel Energy Inc.,
3.30%, 06/01/25 (Call 12/01/24)	380	367,042

		10,122,003
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Emerson Electric Co.,
3.15%, 06/01/25 (Call 03/01/25)	100	96,858

ELECTRONICS — 0.3%
Arrow Electronics Inc.,
4.00%, 04/01/25 (Call 01/01/25)	255	247,975
Flex Ltd.,
4.75%, 06/15/25 (Call 03/15/25)	525	532,943

		780,918
ENVIRONMENTAL CONTROL — 0.4%
Republic Services Inc.,
3.20%, 03/15/25 (Call 12/15/24)(a)	604	583,198
Waste Management Inc.,
3.13%, 03/01/25 (Call 12/01/24)	610	589,559

		1,172,757
FOOD — 1.7%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	325	302,647
3.95%, 03/15/25 (Call 01/15/25)	650	631,878
General Mills Inc.,
4.00%, 04/17/25 (Call 02/17/25)	150	149,363
JM Smucker Co. (The),
3.50%, 03/15/25	1,306	1,256,855
Kraft Heinz Foods Co.,
3.95%, 07/15/25 (Call 04/15/25)	2,220	2,183,192

350

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)(a)	$140	$137,008
3.75%, 10/01/25 (Call 07/01/25)	772	763,091

		5,424,034
FOREST PRODUCTS & PAPER — 0.1%
Fibria Overseas Finance Ltd.,
4.00%, 01/14/25 (Call 11/14/24)	275	261,189

GAS — 0.4%
National Fuel Gas Co.,
5.20%, 07/15/25 (Call 04/15/25)	600	615,750
Southern California Gas Co.,
3.20%, 06/15/25 (Call 03/15/25)	520	505,887

		1,121,637
HEALTH CARE — PRODUCTS — 3.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,559	1,488,034
3.88%, 09/15/25 (Call 06/15/25)(a)	345	346,573
Boston Scientific Corp.,
3.85%, 05/15/25	1,151	1,143,818
Danaher Corp.,
3.35%, 09/15/25 (Call 06/15/25)(a)	360	352,757
Medtronic Inc.,
3.50%, 03/15/25	4,241	4,223,781
Stryker Corp.,
3.38%, 11/01/25 (Call 08/01/25)	1,035	1,004,944
Thermo Fisher Scientific Inc.,
3.65%, 12/15/25 (Call 09/09/25)	265	261,203
Zimmer Biomet Holdings Inc.,
3.55%, 04/01/25 (Call 01/01/25)(a)	1,967	1,886,884

		10,707,994
HEALTH CARE — SERVICES — 1.6%
Cigna Corp.,
3.25%, 04/15/25 (Call 01/15/25)	1,367	1,298,855
Laboratory Corp. of America Holdings,
3.60%, 02/01/25 (Call 11/01/24)	985	962,749
Quest Diagnostics Inc.,
3.50%, 03/30/25 (Call 12/30/24)	450	434,277
UnitedHealth Group Inc.,
3.75%, 07/15/25	2,375	2,385,664

		5,081,545
HOLDING COMPANIES — DIVERSIFIED — 0.3%
Apollo Investment Corp.,
5.25%, 03/03/25	250	239,620
Ares Capital Corp.,
4.25%, 03/01/25 (Call 01/01/25)	803	772,004

		1,011,624
HOME FURNISHINGS — 0.1%
Whirlpool Corp.,
3.70%, 05/01/25	250	242,985

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.,
3.05%, 08/15/25	310	299,147

HOUSEWARES — 0.1%
Newell Brands Inc.,
3.90%, 11/01/25 (Call 08/01/25)	465	438,281

INSURANCE — 2.4%
Aflac Inc.,
3.25%, 03/17/25	350	338,912
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	215	208,752
American International Group Inc.,
3.75%, 07/10/25 (Call 04/10/25)	1,647	1,612,298
Aon PLC,
3.88%, 12/15/25 (Call 09/15/25)	950	942,713
Chubb INA Holdings Inc.,
3.15%, 03/15/25	480	465,360
Kemper Corp.,
4.35%, 02/15/25 (Call 11/15/24)	525	518,968
Lincoln National Corp.,
3.35%, 03/09/25(a)	175	167,762
Marsh & McLennan Companies Inc.,
3.50%, 03/10/25 (Call 12/10/24)	725	712,312
MetLife Inc.
3.00%, 03/01/25	866	827,073
3.60%, 11/13/25 (Call 08/13/25)	622	613,821

Security	Par (000)	Value
Principal Financial Group Inc.,
3.40%, 05/15/25 (Call 02/15/25)	$290	$281,039
RenaissanceRe Finance Inc.,
3.70%, 04/01/25 (Call 01/01/25)	300	292,881
XLIT Ltd.,
4.45%, 03/31/25	652	645,226

		7,627,117
INTERNET — 0.6%
Amazon.com Inc.,
5.20%, 12/03/25 (Call 09/03/25)	1,162	1,279,815
Baidu Inc.,
4.13%, 06/30/25	265	262,197
Booking Holdings Inc.,
3.65%, 03/15/25 (Call 12/15/24)	397	390,751

		1,932,763
IRON & STEEL — 0.1%
ArcelorMittal,
6.13%, 06/01/25	250	271,487

LEISURE TIME — 0.2%
Harley-Davidson Inc.,
3.50%, 07/28/25 (Call 04/28/25)(a)	700	676,578

LODGING — 0.2%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	400	392,424
3.75%, 10/01/25 (Call 07/01/25)	375	366,484

		758,908
MACHINERY — 0.4%
John Deere Capital Corp.
3.40%, 09/11/25(a)	585	577,488
3.45%, 03/13/25	250	248,120
Rockwell Automation Inc.,
2.88%, 03/01/25 (Call 12/01/24)	50	47,473
Roper Technologies Inc.,
3.85%, 12/15/25 (Call 09/15/25)	544	535,144

		1,408,225
MANUFACTURING — 0.3%
3M Co.,
3.00%, 08/07/25	850	828,673
Dover Corp.,
3.15%, 11/15/25 (Call 08/15/25)(a)	125	119,729
Textron Inc.,
3.88%, 03/01/25 (Call 12/01/24)	119	117,454

		1,065,856
MEDIA — 3.9%
21st Century Fox America Inc.,
3.70%, 10/15/25 (Call 07/15/25)	852	844,340
CBS Corp.,
3.50%, 01/15/25 (Call 10/15/24)	805	770,200
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 07/23/25 (Call 04/23/25)	4,434	4,516,339
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	701	679,851
3.38%, 08/15/25 (Call 05/15/25)	2,201	2,130,106
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	326	311,079
3.95%, 06/15/25 (Call 05/15/25)(c)	180	176,508
Grupo Televisa SAB,
6.63%, 03/18/25(a)	300	338,802
Walt Disney Co. (The),
3.15%, 09/17/25	883	859,857
Warner Media LLC,
3.60%, 07/15/25 (Call 04/15/25)	1,758	1,690,071

		12,317,153
METAL FABRICATE & HARDWARE — 0.4%
Precision Castparts Corp.,
3.25%, 06/15/25 (Call 03/15/25)	1,270	1,237,920

MINING — 0.7%
Rio Tinto Finance USA Ltd.,
3.75%, 06/15/25 (Call 03/15/25)	1,622	1,632,559
Southern Copper Corp.,
3.88%, 04/23/25	690	688,420

		2,320,979

351

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
OIL & GAS — 3.5%
BP Capital Markets PLC,
3.51%, 03/17/25	$1,088	$1,079,100
Canadian Natural Resources Ltd.,
3.90%, 02/01/25 (Call 11/01/24)	875	867,527
Chevron Corp.,
3.33%, 11/17/25 (Call 08/17/25)	780	770,461
Concho Resources Inc.,
4.38%, 01/15/25 (Call 01/15/20)	490	493,577
Devon Energy Corp.,
5.85%, 12/15/25 (Call 09/15/25)	555	613,686
EOG Resources Inc.,
3.15%, 04/01/25 (Call 01/01/25)(a)	310	299,789
Exxon Mobil Corp.,
2.71%, 03/06/25 (Call 12/06/24)	1,866	1,795,950
Helmerich & Payne International Drilling Co.,
4.65%, 03/15/25 (Call 12/15/24)	130	133,877
Marathon Oil Corp.,
3.85%, 06/01/25 (Call 03/01/25)	1,035	1,017,622
Occidental Petroleum Corp.,
3.50%, 06/15/25 (Call 03/15/25)(a)	931	925,488
Shell International Finance BV,
3.25%, 05/11/25	2,788	2,741,719
Valero Energy Corp.,
3.65%, 03/15/25(a)	375	368,348

		11,107,144
OIL & GAS SERVICES — 0.7%
Halliburton Co.,
3.80%, 11/15/25 (Call 08/15/25)	2,296	2,281,696

PHARMACEUTICALS — 8.4%
AbbVie Inc.,
3.60%, 05/14/25 (Call 02/14/25)	4,003	3,909,970
Allergan Funding SCS,
3.80%, 03/15/25 (Call 12/15/24)	4,170	4,092,438
AmerisourceBergen Corp.,
3.25%, 03/01/25 (Call 12/01/24)	475	450,029
AstraZeneca PLC,
3.38%, 11/16/25	2,465	2,387,969
Bayer U.S. Finance II LLC,
2.85%, 04/15/25 (Call 01/15/25)(c)	405	373,795
Cardinal Health Inc.,
3.75%, 09/15/25 (Call 06/15/25)(a)	475	457,349
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	3,344	3,293,873
4.10%, 03/25/25 (Call 01/25/25)	4,500	4,505,580
Eli Lilly & Co.,
2.75%, 06/01/25 (Call 03/01/25)(a)	795	757,762
GlaxoSmithKline Capital Inc.,
3.63%, 05/15/25	210	210,437
Johnson & Johnson,
2.63%, 01/15/25 (Call 11/15/24)	300	289,122
Mead Johnson Nutrition Co.,
4.13%, 11/15/25 (Call 08/15/25)(a)	724	740,008
Merck & Co. Inc.,
2.75%, 02/10/25 (Call 11/10/24)	2,683	2,584,105
Novartis Capital Corp.,
3.00%, 11/20/25 (Call 08/20/25)	1,995	1,927,030
Zoetis Inc.,
4.50%, 11/13/25 (Call 08/13/25)	619	642,541

		26,622,008
PIPELINES — 4.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.25%, 01/15/25 (Call 01/15/21)	250	258,465
Columbia Pipeline Group Inc.,
4.50%, 06/01/25 (Call 03/01/25)	725	730,669
Enbridge Energy Partners LP,
5.88%, 10/15/25 (Call 07/15/25)	743	813,429
Energy Transfer Partners LP,
4.05%, 03/15/25 (Call 12/15/24)	954	933,651
Enterprise Products Operating LLC,
3.75%, 02/15/25 (Call 11/15/24)	960	959,731
Kinder Morgan Inc./DE,
4.30%, 06/01/25 (Call 03/01/25)	1,752	1,766,945
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	540	533,833
4.88%, 06/01/25 (Call 03/01/25)	1,375	1,427,484
ONEOK Partners LP,
4.90%, 03/15/25 (Call 12/15/24)	450	470,408
Phillips 66 Partners LP,
3.61%, 02/15/25 (Call 11/15/24)	205	198,286
Plains All American Pipeline LP/PAA Finance Corp.,
4.65%, 10/15/25 (Call 07/15/25)(a)	921	926,913
Sabine Pass Liquefaction LLC,
5.63%, 03/01/25 (Call 12/01/24)	2,350	2,517,437

Security	Par (000)	Value
Spectra Energy Partners LP,
3.50%, 03/15/25 (Call 12/15/24)(a)	$210	$202,186
Sunoco Logistics Partners Operations LP,
5.95%, 12/01/25 (Call 08/01/25)	515	555,191
TC PipeLines LP,
4.38%, 03/13/25 (Call 12/13/24)	130	128,583
Western Gas Partners LP,
3.95%, 06/01/25 (Call 03/01/25)	495	474,730
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	860	848,493
4.00%, 09/15/25 (Call 06/15/25)	672	664,870

		14,411,304
REAL ESTATE — 0.6%
Brookfield Asset Management Inc.,
4.00%, 01/15/25 (Call 10/15/24)	255	250,198
CBRE Services Inc.,
5.25%, 03/15/25 (Call 12/15/24)	509	533,875
Prologis LP,
3.75%, 11/01/25 (Call 08/01/25)	1,207	1,203,331

		1,987,404
REAL ESTATE INVESTMENT TRUSTS — 4.7%
American Tower Corp.,
4.00%, 06/01/25 (Call 03/01/25)	999	984,295
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	535	522,722
3.50%, 11/15/25 (Call 08/15/25)(a)	220	215,226
Boston Properties LP,
3.20%, 01/15/25 (Call 10/15/24)(a)	405	385,657
Brixmor Operating Partnership LP,
3.85%, 02/01/25 (Call 11/01/24)	505	487,961
Columbia Property Trust Operating Partnership LP,
4.15%, 04/01/25 (Call 01/01/25)	150	145,345
Corporate Office Properties LP,
5.00%, 07/01/25 (Call 04/01/25)	100	101,491
CubeSmart LP,
4.00%, 11/15/25 (Call 08/15/25)	50	49,055
DDR Corp.,
3.63%, 02/01/25 (Call 11/01/24)	654	621,751
Digital Realty Trust LP,
4.75%, 10/01/25 (Call 07/01/25)	500	514,210
EPR Properties,
4.50%, 04/01/25 (Call 01/01/25)(a)	261	256,597
ERP Operating LP,
3.38%, 06/01/25 (Call 03/01/25)	335	326,859
Essex Portfolio LP,
3.50%, 04/01/25 (Call 01/01/25)	250	240,920
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,210	1,147,685
4.00%, 06/01/25 (Call 03/01/25)	625	612,019
Hospitality Properties Trust,
4.50%, 03/15/25 (Call 09/15/24)	485	472,511
Host Hotels & Resorts LP,
Series E,
4.00%, 06/15/25 (Call 03/15/25)	565	548,491
Kilroy Realty LP,
4.38%, 10/01/25 (Call 07/01/25)	220	219,791
Kimco Realty Corp.,
3.30%, 02/01/25 (Call 12/01/24)	958	904,611
Liberty Property LP,
3.75%, 04/01/25 (Call 01/01/25)(a)	100	97,732
Mid-America Apartments LP,
4.00%, 11/15/25 (Call 08/15/25)	431	424,363
National Retail Properties Inc.,
4.00%, 11/15/25 (Call 08/15/25)	520	509,636
Omega Healthcare Investors Inc.,
4.50%, 01/15/25 (Call 10/15/24)	640	629,709
Realty Income Corp.,
3.88%, 04/15/25 (Call 02/15/25)	250	246,847
Select Income REIT,
4.50%, 02/01/25 (Call 11/01/24)	455	439,808
Simon Property Group LP,
3.50%, 09/01/25 (Call 06/01/25)	545	532,999
UDR Inc.,
4.00%, 10/01/25 (Call 07/01/25)	375	369,855
Ventas Realty LP,
3.50%, 02/01/25 (Call 11/01/24)	785	752,634
Vornado Realty LP,
3.50%, 01/15/25 (Call 11/15/24)	300	286,647
Welltower Inc.,
4.00%, 06/01/25 (Call 03/01/25)	1,597	1,571,576
WP Carey Inc.,
4.00%, 02/01/25 (Call 12/01/24)	100	96,789

		14,715,792
RETAIL — 2.5%
AutoNation Inc.,
4.50%, 10/01/25 (Call 07/01/25)(a)	735	734,118

352

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
AutoZone Inc.,
3.25%, 04/15/25 (Call 01/15/25)	$595	$566,500
Dollar General Corp.,
4.15%, 11/01/25 (Call 08/01/25)	420	422,096
Dollar Tree Inc.,
4.00%, 05/15/25 (Call 03/15/25)	700	692,461
Home Depot Inc. (The),
3.35%, 09/15/25 (Call 06/15/25)	1,263	1,247,869
Kohl’s Corp.,
4.25%, 07/17/25 (Call 04/17/25)	620	619,262
Lowe’s Companies Inc.,
3.38%, 09/15/25 (Call 06/15/25)	1,150	1,130,289
McDonald’s Corp.,
3.38%, 05/26/25 (Call 02/26/25)	815	801,569
QVC Inc.,
4.45%, 02/15/25 (Call 11/15/24)	585	559,728
Tapestry Inc.,
4.25%, 04/01/25 (Call 01/01/25)	615	604,379
Walmart Inc.,
3.55%, 06/26/25 (Call 04/26/25)	400	403,724

		7,781,995
SEMICONDUCTORS — 2.6%
Analog Devices Inc.,
3.90%, 12/15/25 (Call 09/15/25)	1,111	1,098,446
Applied Materials Inc.,
3.90%, 10/01/25 (Call 07/01/25)	915	932,330
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 01/15/25 (Call 11/15/24)	990	912,433
Intel Corp.,
3.70%, 07/29/25 (Call 04/29/25)(a)	2,339	2,364,378
Lam Research Corp.,
3.80%, 03/15/25 (Call 12/15/24)	452	450,572
QUALCOMM Inc.,
3.45%, 05/20/25 (Call 02/20/25)	2,380	2,309,838

		8,067,997
SOFTWARE — 3.4%
Adobe Systems Inc.,
3.25%, 02/01/25 (Call 11/01/24)	710	697,859
Autodesk Inc.,
4.38%, 06/15/25 (Call 03/15/25)	355	358,305
Fidelity National Information Services Inc.,
5.00%, 10/15/25 (Call 07/15/25)	1,180	1,246,988
Fiserv Inc.,
3.85%, 06/01/25 (Call 03/01/25)	860	857,386
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,180	2,100,343
3.13%, 11/03/25 (Call 08/03/25)	3,169	3,114,620
Oracle Corp.,
2.95%, 05/15/25 (Call 02/15/25)	2,613	2,520,134

		10,895,635
TELECOMMUNICATIONS — 3.8%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	5,058	4,803,380
3.95%, 01/15/25 (Call 10/15/24)	1,268	1,248,181
Cisco Systems Inc.,
3.50%, 06/15/25	335	336,568
Juniper Networks Inc.,
4.35%, 06/15/25 (Call 03/15/25)	125	124,554
Motorola Solutions Inc.,
7.50%, 05/15/25	260	298,878
Rogers Communications Inc.,
3.63%, 12/15/25 (Call 09/15/25)	931	910,657
Verizon Communications Inc.,
3.38%, 02/15/25	3,775	3,659,070
Vodafone Group PLC,
4.13%, 05/30/25	705	705,240

		12,086,528
TRANSPORTATION — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	745	718,627
3.65%, 09/01/25 (Call 06/01/25)	525	526,145

Security	Par/ Shares (000)	Value
7.00%, 12/15/25	$50	$60,082
Canadian Pacific Railway Co.,
2.90%, 02/01/25 (Call 11/01/24)	950	905,036
CSX Corp.,
3.35%, 11/01/25 (Call 08/01/25)(a)	770	751,943
FedEx Corp.,
3.20%, 02/01/25	740	722,351
Norfolk Southern Corp.,
3.65%, 08/01/25	70	69,930
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/01/24)(a)	200	195,680
3.25%, 08/15/25 (Call 05/15/25)	570	554,855
3.75%, 07/15/25 (Call 05/15/25)	450	452,723

		4,957,372
TRUCKING & LEASING — 0.0%
GATX Corp.,
3.25%, 03/30/25 (Call 12/30/24)(a)	105	99,490

WATER — 0.3%
American Water Capital Corp.,
3.40%, 03/01/25 (Call 12/01/24)	893	879,650

TOTAL CORPORATE BONDS & NOTES — 98.3%
(Cost: $319,953,747)		310,922,917

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(d)(e)	16,296	16,300,619
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(d)	2,243	2,243,129

		18,543,748

TOTAL SHORT-TERM INVESTMENTS — 5.9%
(Cost: $18,539,162)		18,543,748

TOTAL INVESTMENTS IN SECURITIES — 104.2%
(Cost: $338,492,909)		329,466,665
Other Assets, Less Liabilities — (4.2)%		(13,269,919)

NET ASSETS — 100.0%		$316,196,746

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

353

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,618	1,678	(a)	—	16,296	$16,300,619	$43,172	(b)	$(2,313)	$4,108
BlackRock Cash Funds: Treasury, SL Agency Shares	1,509	734	(a)	—	2,243	2,243,129	16,404		—	—
PNC Bank N.A.
2.95%, 02/23/25	500	500		—	1,000	956,210	19,783		—	(36,146)
3.25%, 06/01/25	850	—		—	850	826,761	19,446		—	(37,930)
4.20%, 11/01/25	250	—		—	250	254,790	6,713		—	(13,130)

						$20,581,509	$105,518		$(2,313)	$(83,098)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$310,922,917	$—	$310,922,917
Money Market Funds	18,543,748	—	—	18,543,748

	$18,543,748	$310,922,917	$—	$329,466,665

354

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.3%
Omnicom Group Inc./Omnicom Capital Inc.,
3.60%, 04/15/26 (Call 01/15/26)	$396	$378,033

AEROSPACE & DEFENSE — 1.6%
Boeing Co. (The),
2.25%, 06/15/26 (Call 03/15/26)	340	309,720
General Dynamics Corp.,
2.13%, 08/15/26 (Call 05/15/26)	305	275,031
L3 Technologies Inc.,
3.85%, 12/15/26 (Call 09/15/26)	220	213,646
Lockheed Martin Corp.,
3.55%, 01/15/26 (Call 10/15/25)	1,053	1,045,145
United Technologies Corp.,
2.65%, 11/01/26 (Call 08/01/26)	645	587,085

		2,430,627
AGRICULTURE — 1.0%
Altria Group Inc.,
2.63%, 01/14/20 (Call 06/16/26)(a)	200	183,218
Archer-Daniels-Midland Co.,
2.50%, 08/11/26 (Call 05/11/26)	505	462,999
Bunge Ltd. Finance Corp.,
3.25%, 08/15/26 (Call 05/15/26)	279	254,211
Philip Morris International Inc.,
2.75%, 02/25/26 (Call 11/25/25)	620	580,060

		1,480,488
AIRLINES — 0.5%
American Airlines Pass Through Trust,
Series 2014-1, Class A,
3.70%, 10/01/26(a)	40	39,181
Southwest Airlines Co.,
3.00%, 11/15/26 (Call 08/15/26)	150	138,519
United Airlines Pass Through Trust,
Series 2014-2, Class A,
3.75%, 09/03/26	557	551,618

		729,318
APPAREL — 0.4%
NIKE Inc.,
2.38%, 11/01/26 (Call 08/01/26)	730	667,439

AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.,
2.30%, 09/09/26	170	153,218
Ford Motor Co.,
4.35%, 12/08/26 (Call 09/08/26)(a)	672	648,695
Ford Motor Credit Co. LLC,
4.39%, 01/08/26	420	409,210
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)(a)	680	647,197
5.25%, 03/01/26 (Call 12/01/25)	364	376,649

		2,234,969
AUTO PARTS & EQUIPTMENT — 0.1%
Aptiv PLC,
4.25%, 01/15/26 (Call 10/15/25)	220	218,225

BANKS — 27.8%
Bank of America Corp.
3.50%, 04/19/26	1,511	1,460,865
4.25%, 10/22/26	665	658,802
4.45%, 03/03/26	974	977,049
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	440	402,371
2.80%, 05/04/26 (Call 02/04/26)	215	202,551
Bank One Corp.,
7.63%, 10/15/26	150	182,486
Barclays PLC,
4.38%, 01/12/26	1,185	1,163,160
BPCE SA,
3.38%, 12/02/26	250	234,160
Branch Banking & Trust Co.,
3.80%, 10/30/26 (Call 09/30/26)	250	248,302
Capital One Financial Corp.,
3.75%, 07/28/26 (Call 06/28/26)	603	566,585
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	1,394	1,304,394
3.40%, 05/01/26	835	796,206
3.70%, 01/12/26	920	895,565
4.30%, 11/20/26	455	447,247
4.60%, 03/09/26	815	819,271
Cooperatieve Rabobank UA,
3.75%, 07/21/26	615	582,024

Security	Par (000)	Value
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 04/17/26	$850	$860,616
Deutsche Bank AG,
4.10%, 01/13/26(a)	235	224,037
Discover Bank,
3.45%, 07/27/26 (Call 04/27/26)	685	638,317
Fifth Third Bank/Cincinnati OH,
3.85%, 03/15/26 (Call 02/15/26)(a)	265	259,846
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	958	912,141
3.75%, 02/25/26 (Call 11/25/25)	1,328	1,295,238
HSBC Holdings PLC
3.90%, 05/25/26	1,110	1,092,207
4.30%, 03/08/26	1,395	1,409,229
4.38%, 11/23/26	700	694,715
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	1,055	983,207
3.20%, 06/15/26 (Call 03/15/26)	816	775,739
3.30%, 04/01/26 (Call 01/01/26)	1,982	1,900,124
4.13%, 12/15/26	563	559,509
KeyBank N.A./Cleveland OH,
3.40%, 05/20/26	300	284,898
Lloyds Banking Group PLC,
4.65%, 03/24/26	760	754,095
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	465	425,256
3.85%, 03/01/26	1,485	1,471,041
Mizuho Financial Group Inc.,
2.84%, 09/13/26	485	444,740
Morgan Stanley
3.13%, 07/27/26	1,370	1,279,073
3.88%, 01/27/26	991	977,879
4.35%, 09/08/26(a)	1,520	1,511,002
6.25%, 08/09/26	150	169,301
National Australia Bank Ltd./New York
2.50%, 07/12/26	455	410,892
3.38%, 01/14/26	750	723,165
Royal Bank of Canada,
4.65%, 01/27/26(a)	623	636,625
Royal Bank of Scotland Group PLC,
4.80%, 04/05/26	645	657,481
State Street Corp.,
2.65%, 05/19/26(a)	450	419,629
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	1,414	1,283,615
3.01%, 10/19/26	391	363,904
3.78%, 03/09/26	656	646,704
SunTrust Bank/Atlanta GA,
3.30%, 05/15/26 (Call 04/15/26)	350	330,085
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	460	434,249
Series V,
2.38%, 07/22/26 (Call 06/22/26)(a)	469	426,058
Wachovia Corp.,
7.57%, 08/01/26(b)	150	178,320
Wells Fargo & Co.
3.00%, 04/22/26(a)	1,897	1,773,069
3.00%, 10/23/26	1,071	994,659
4.10%, 06/03/26	1,277	1,262,251
Westpac Banking Corp.
2.70%, 08/19/26	387	353,103
2.85%, 05/13/26	757	701,247

		41,458,304
BEVERAGES — 4.9%
Anheuser-Busch InBev Finance Inc.,
3.65%, 02/01/26 (Call 11/01/25)(a)	3,953	3,880,304
Coca-Cola Co. (The)
2.25%, 09/01/26	461	417,491
2.55%, 06/01/26	545	505,793
Constellation Brands Inc.,
3.70%, 12/06/26 (Call 09/06/26)	355	343,899
Keurig Dr Pepper Inc.,
2.55%, 09/15/26 (Call 06/15/26)	250	219,933

355

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Molson Coors Brewing Co.,
3.00%, 07/15/26 (Call 04/15/26)	$1,018	$931,836
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	820	751,604
2.85%, 02/24/26 (Call 11/24/25)	315	300,387

		7,351,247
BIOTECHNOLOGY — 1.3%
Amgen Inc.,
2.60%, 08/19/26 (Call 05/19/26)	751	684,244
Gilead Sciences Inc.,
3.65%, 03/01/26 (Call 12/01/25)	1,318	1,307,403

		1,991,647
BUILDING MATERIALS — 0.5%
Johnson Controls International PLC,
3.90%, 02/14/26 (Call 11/14/25)	249	246,281
Masco Corp.,
4.38%, 04/01/26 (Call 01/01/26)(a)	250	248,303
Owens Corning,
3.40%, 08/15/26 (Call 05/15/26)	245	223,528

		718,112
CHEMICALS — 0.9%
Nutrien Ltd.,
4.00%, 12/15/26 (Call 09/15/26)	215	207,060
Praxair Inc.,
3.20%, 01/30/26 (Call 10/30/25)(a)	750	731,565
Sherwin-Williams Co. (The),
3.95%, 01/15/26 (Call 10/15/25)	60	59,722
Westlake Chemical Corp.,
3.60%, 08/15/26 (Call 05/15/26)	393	374,824

		1,373,171
COMMERCIAL SERVICES — 0.8%
Ecolab Inc.,
2.70%, 11/01/26 (Call 08/01/26)	429	398,811
S&P Global Inc.,
4.40%, 02/15/26 (Call 11/15/25)	240	245,842
Total System Services Inc.,
4.80%, 04/01/26 (Call 01/01/26)	490	504,817

		1,149,470
COMPUTERS — 3.0%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	808	745,873
3.25%, 02/23/26 (Call 11/23/25)	1,249	1,225,743
Dell International LLC/EMC Corp.,
6.02%, 06/15/26 (Call 03/15/26)(c)	2,079	2,197,025
International Business Machines Corp.,
3.45%, 02/19/26(a)	380	375,273

		4,543,914
COSMETICS & PERSONAL CARE — 0.7%
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	610	565,019
2.70%, 02/02/26(a)	75	71,242
Unilever Capital Corp.,
2.00%, 07/28/26	475	423,757

		1,060,018
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Ameriprise Financial Inc.,
2.88%, 09/15/26 (Call 06/15/26)(a)	100	93,106
Brookfield Finance Inc.,
4.25%, 06/02/26 (Call 03/02/26)	90	88,412
Charles Schwab Corp. (The),
3.45%, 02/13/26 (Call 11/13/25)(a)	155	152,673
Invesco Finance PLC,
3.75%, 01/15/26	165	163,149
Legg Mason Inc.,
4.75%, 03/15/26	325	330,603
Mastercard Inc.,
2.95%, 11/21/26 (Call 08/21/26)	240	229,877
Nasdaq Inc.,
3.85%, 06/30/26 (Call 03/30/26)	391	380,588
Raymond James Financial Inc.,
3.63%, 09/15/26	182	174,478
Synchrony Financial,
3.70%, 08/04/26 (Call 05/04/26)	330	297,898

		1,910,784
ELECTRIC — 5.4%
AEP Transmission Co. LLC,
3.10%, 12/01/26 (Call 09/01/26)(a)	125	119,630
Ameren Corp.,
3.65%, 02/15/26 (Call 11/15/25)	385	374,235
Baltimore Gas & Electric Co.,
2.40%, 08/15/26 (Call 05/15/26)(a)	90	81,600

Security	Par (000)	Value
CenterPoint Energy Houston Electric LLC,
Series Z,
2.40%, 09/01/26 (Call 06/01/26)	$25	$22,724
Cleco Corporate Holdings LLC,
3.74%, 05/01/26 (Call 02/01/26)	195	183,222
CMS Energy Corp.,
3.00%, 05/15/26 (Call 02/15/26)	320	298,208
Commonwealth Edison Co.,
2.55%, 06/15/26 (Call 03/15/26)	199	183,687
Dominion Energy Inc.,
Series D,
2.85%, 08/15/26 (Call 05/15/26)	100	91,392
DTE Energy Co.,
2.85%, 10/01/26 (Call 07/01/26)	300	273,423
Duke Energy Carolinas LLC,
2.95%, 12/01/26 (Call 09/01/26)(a)	220	209,546
Duke Energy Corp.,
2.65%, 09/01/26 (Call 06/01/26)	831	753,135
Emera U.S. Finance LP,
3.55%, 06/15/26 (Call 03/15/26)	535	506,185
Enel Americas SA,
4.00%, 10/25/26 (Call 07/25/26)	50	48,093
Entergy Arkansas Inc.,
3.50%, 04/01/26 (Call 01/01/26)	375	369,892
Entergy Corp.,
2.95%, 09/01/26 (Call 06/01/26)	476	437,387
Exelon Corp.,
3.40%, 04/15/26 (Call 01/15/26)	496	474,717
Fortis Inc./Canada,
3.06%, 10/04/26 (Call 07/04/26)	550	504,575
ITC Holdings Corp.,
3.25%, 06/30/26 (Call 03/30/26)	65	61,036
Pacific Gas & Electric Co.,
2.95%, 03/01/26 (Call 12/01/25)	525	475,729
PPL Capital Funding Inc.,
3.10%, 05/15/26 (Call 02/15/26)	320	297,888
Public Service Electric & Gas Co.,
2.25%, 09/15/26 (Call 06/15/26)	195	175,440
San Diego Gas & Electric Co.,
2.50%, 05/15/26 (Call 02/15/26)	170	155,642
Sierra Pacific Power Co.,
2.60%, 05/01/26 (Call 02/01/26)	50	46,091
Southern Co. (The),
3.25%, 07/01/26 (Call 04/01/26)	1,065	1,009,758
Southwestern Electric Power Co.,
Series K,
2.75%, 10/01/26 (Call 07/01/26)	270	247,366
Virginia Electric & Power Co.,
Series A,
3.15%, 01/15/26 (Call 10/15/25)	505	487,072
Westar Energy Inc.,
2.55%, 07/01/26 (Call 04/01/26)	25	22,933
Xcel Energy Inc.,
3.35%, 12/01/26 (Call 06/01/26)	125	119,532

		8,030,138
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Hubbell Inc.,
3.35%, 03/01/26 (Call 12/01/25)	90	85,699

ELECTRONICS — 1.1%
Agilent Technologies Inc.,
3.05%, 09/22/26 (Call 06/22/26)	165	153,590
Avnet Inc.,
4.63%, 04/15/26 (Call 01/15/26)	210	207,512
Fortive Corp.,
3.15%, 06/15/26 (Call 03/15/26)	670	627,006
Honeywell International Inc.,
2.50%, 11/01/26 (Call 08/01/26)(a)	667	617,222

		1,605,330
ENVIRONMENTAL CONTROL — 0.2%
Republic Services Inc.,
2.90%, 07/01/26 (Call 04/01/26)	250	231,850

FOOD — 2.0%
Hershey Co. (The),
2.30%, 08/15/26 (Call 05/15/26)	300	270,342
Ingredion Inc.,
3.20%, 10/01/26 (Call 07/01/26)	260	243,214
Kellogg Co.,
3.25%, 04/01/26(a)	385	363,374
Kraft Heinz Foods Co.,
3.00%, 06/01/26 (Call 03/01/26)	1,005	920,620
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	612	547,373
3.50%, 02/01/26 (Call 11/01/25)	275	263,046
Sysco Corp.,
3.30%, 07/15/26 (Call 04/15/26)	435	415,147

		3,023,116
FOREST PRODUCTS & PAPER — 0.2%
International Paper Co.,
3.80%, 01/15/26 (Call 10/15/25)	225	220,655

356

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
GAS — 0.1%
Southern California Gas Co.,
Series TT,
2.60%, 06/15/26 (Call 03/15/26)	$195	$179,851
Southern Co. Gas Capital Corp.,
3.25%, 06/15/26 (Call 03/15/26)	25	23,660

		203,511
HEALTH CARE — PRODUCTS — 2.0%
Abbott Laboratories,
3.75%, 11/30/26 (Call 08/30/26)	1,359	1,350,683
Baxter International Inc.,
2.60%, 08/15/26 (Call 05/15/26)(a)	610	559,461
Stryker Corp.,
3.50%, 03/15/26 (Call 12/15/25)	437	425,721
Thermo Fisher Scientific Inc.,
2.95%, 09/19/26 (Call 06/19/26)	637	591,423

		2,927,288
HEALTH CARE — SERVICES — 0.6%
Quest Diagnostics Inc.,
3.45%, 06/01/26 (Call 03/01/26)(a)	300	285,138
UnitedHealth Group Inc.,
3.10%, 03/15/26	563	540,654

		825,792
HOUSEWARES — 0.6%
Newell Brands Inc.,
4.20%, 04/01/26 (Call 01/01/26)(a)	870	838,976

INSURANCE — 3.8%
Aflac Inc.,
2.88%, 10/15/26 (Call 07/15/26)(a)	75	69,980
Allstate Corp. (The),
3.28%, 12/15/26 (Call 09/15/26)	100	96,359
American Financial Group Inc./OH,
3.50%, 08/15/26 (Call 05/15/26)	400	376,016
American International Group Inc.,
3.90%, 04/01/26 (Call 01/01/26)	742	729,045
Arch Capital Finance LLC,
4.01%, 12/15/26 (Call 09/15/26)	75	74,242
Berkshire Hathaway Inc.,
3.13%, 03/15/26 (Call 12/15/25)(a)	1,375	1,328,277
Chubb INA Holdings Inc.,
3.35%, 05/03/26 (Call 02/03/26)	135	131,524
CNA Financial Corp.,
4.50%, 03/01/26 (Call 12/01/25)	405	411,541
Hanover Insurance Group Inc. (The),
4.50%, 04/15/26 (Call 01/15/26)	50	49,531
Lincoln National Corp.,
3.63%, 12/12/26 (Call 09/15/26)	215	206,140
Loews Corp.,
3.75%, 04/01/26 (Call 01/01/26)	240	238,579
Manulife Financial Corp.,
4.15%, 03/04/26	491	492,080
Marsh & McLennan Companies Inc.,
3.75%, 03/14/26 (Call 12/14/25)(a)	220	218,913
Old Republic International Corp.,
3.88%, 08/26/26 (Call 07/26/26)	430	413,514
Principal Financial Group Inc.,
3.10%, 11/15/26 (Call 08/15/26)	295	275,465
Reinsurance Group of America Inc.,
3.95%, 09/15/26 (Call 06/15/26)	250	243,920
Trinity Acquisition PLC,
4.40%, 03/15/26 (Call 12/15/25)	85	84,535
Voya Financial Inc.,
3.65%, 06/15/26	315	299,593

		5,739,254
INTERNET — 1.2%
Alphabet Inc.,
2.00%, 08/15/26 (Call 05/15/26)	765	688,125
Booking Holdings Inc.,
3.60%, 06/01/26 (Call 03/01/26)	640	621,895
Expedia Group Inc.,
5.00%, 02/15/26 (Call 11/15/25)	311	318,389
JD.com Inc.,
3.88%, 04/29/26	200	189,306

		1,817,715
IRON & STEEL — 0.7%
Vale Overseas Ltd.,
6.25%, 08/10/26	885	973,270

LODGING — 0.3%
Hyatt Hotels Corp.,
4.85%, 03/15/26 (Call 12/15/25)	125	129,705

Security	Par (000)	Value
Marriott International Inc./MD,
Series R,
3.13%, 06/15/26 (Call 03/15/26)	$315	$293,498

		423,203
MACHINERY — 0.9%
Caterpillar Financial Services Corp.,
2.40%, 08/09/26	25	22,757
John Deere Capital Corp.,
2.65%, 06/10/26	215	199,890
Roper Technologies Inc.,
3.80%, 12/15/26 (Call 09/15/26)	363	353,936
Wabtec Corp./DE,
3.45%, 11/15/26 (Call 08/15/26)	260	238,521
Xylem Inc./NY,
3.25%, 11/01/26 (Call 08/01/26)	535	502,937

		1,318,041
MANUFACTURING — 0.4%
3M Co.,
2.25%, 09/19/26 (Call 06/19/26)	170	154,374
Illinois Tool Works Inc.,
2.65%, 11/15/26 (Call 08/15/26)	385	357,430
Textron Inc.,
4.00%, 03/15/26 (Call 12/15/25)	25	24,700

		536,504
MEDIA — 2.8%
21st Century Fox America Inc.,
3.38%, 11/15/26 (Call 08/15/26)(a)	210	202,238
CBS Corp.,
4.00%, 01/15/26 (Call 10/15/25)	550	538,202
Comcast Corp.,
3.15%, 03/01/26 (Call 12/01/25)	1,260	1,197,441
Discovery Communications LLC,
4.90%, 03/11/26 (Call 12/11/25)(a)	320	330,346
Viacom Inc.,
3.45%, 10/04/26 (Call 07/04/26)	325	302,715
Walt Disney Co. (The)
1.85%, 07/30/26(a)	1,002	880,958
3.00%, 02/13/26(a)	146	140,369
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	310	280,900
3.88%, 01/15/26 (Call 10/15/25)	370	359,189

		4,232,358
OIL & GAS — 4.9%
Anadarko Petroleum Corp.,
5.55%, 03/15/26 (Call 12/15/25)	611	660,021
Andeavor,
5.13%, 12/15/26 (Call 09/15/26)	500	528,230
BP Capital Markets PLC,
3.12%, 05/04/26 (Call 02/04/26)	708	677,995
Chevron Corp.,
2.95%, 05/16/26 (Call 02/16/26)(a)	963	923,652
ConocoPhillips Co.,
4.95%, 03/15/26 (Call 12/15/25)	586	630,237
EOG Resources Inc.,
4.15%, 01/15/26 (Call 10/15/25)(a)	132	135,116
Exxon Mobil Corp.,
3.04%, 03/01/26 (Call 12/01/25)	917	892,599
HollyFrontier Corp.,
5.88%, 04/01/26 (Call 01/01/26)	390	420,424
Occidental Petroleum Corp.,
3.40%, 04/15/26 (Call 01/15/26)(a)	590	580,306
Pioneer Natural Resources Co.,
4.45%, 01/15/26 (Call 10/15/25)	215	221,867
Shell International Finance BV
2.50%, 09/12/26	316	293,052
2.88%, 05/10/26	930	886,495
Valero Energy Corp.,
3.40%, 09/15/26 (Call 06/15/26)	522	498,045

		7,348,039
PACKAGING & CONTAINERS — 0.0%
Bemis Co. Inc.,
3.10%, 09/15/26 (Call 06/15/26)	50	45,528

PHARMACEUTICALS — 4.4%
AbbVie Inc.,
3.20%, 05/14/26 (Call 02/14/26)	952	892,957
CVS Health Corp.,
2.88%, 06/01/26 (Call 03/01/26)	774	709,301
Express Scripts Holding Co.,
4.50%, 02/25/26 (Call 11/27/25)	651	654,027
Johnson & Johnson,
2.45%, 03/01/26 (Call 12/01/25)	725	682,921
Mylan NV,
3.95%, 06/15/26 (Call 03/15/26)	1,005	966,117
Perrigo Finance Unlimited Co.,
4.38%, 03/15/26 (Call 12/15/25)	300	294,171

357

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pfizer Inc.
2.75%, 06/03/26	$370	$351,615
3.00%, 12/15/26(a)	823	794,137
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)(a)	1,311	1,210,643

		6,555,889
PIPELINES — 3.6%
Boardwalk Pipelines LP,
5.95%, 06/01/26 (Call 03/01/26)	260	277,815
Buckeye Partners LP,
3.95%, 12/01/26 (Call 09/01/26)(a)	445	406,672
Enbridge Inc.,
4.25%, 12/01/26 (Call 09/01/26)	404	407,179
Energy Transfer Partners LP,
4.75%, 01/15/26 (Call 10/15/25)	415	420,059
Enterprise Products Operating LLC,
3.70%, 02/15/26 (Call 11/15/25)	465	458,950
EQT Midstream Partners LP,
4.13%, 12/01/26 (Call 09/01/26)	25	23,368
Magellan Midstream Partners LP,
5.00%, 03/01/26 (Call 12/01/25)	125	132,785
Phillips 66 Partners LP,
3.55%, 10/01/26 (Call 07/01/26)	75	70,739
Plains All American Pipeline LP/PAA Finance Corp.,
4.50%, 12/15/26 (Call 09/15/26)	205	203,547
Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 (Call 12/31/25)(a)	771	838,971
Spectra Energy Partners LP,
3.38%, 10/15/26 (Call 07/15/26)	236	222,631
Sunoco Logistics Partners Operations LP,
3.90%, 07/15/26 (Call 04/15/26)	375	357,240
TransCanada PipeLines Ltd.,
4.88%, 01/15/26 (Call 10/15/25)	399	419,716
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 (Call 11/01/25)	565	691,080
Valero Energy Partners LP,
4.38%, 12/15/26 (Call 09/15/26)	200	199,062
Western Gas Partners LP,
4.65%, 07/01/26 (Call 04/01/26)(a)	287	285,588

		5,415,402
REAL ESTATE — 0.1%
CBRE Services Inc.,
4.88%, 03/01/26 (Call 12/01/25)(a)	185	191,340

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities Inc.,
4.30%, 01/15/26 (Call 10/15/25)	50	49,876
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)(a)	399	371,952
4.40%, 02/15/26 (Call 11/15/25)	380	380,958
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	75	69,788
2.95%, 05/11/26 (Call 02/11/26)	170	159,647
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	285	257,637
3.65%, 02/01/26 (Call 11/03/25)(a)	525	509,680
Brixmor Operating Partnership LP,
4.13%, 06/15/26 (Call 03/15/26)	400	387,480
Columbia Property Trust Operating Partnership LP,
3.65%, 08/15/26 (Call 05/15/26)	90	83,614
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	430	410,031
4.45%, 02/15/26 (Call 11/15/25)	319	319,919
CubeSmart LP,
3.13%, 09/01/26 (Call 06/01/26)	130	119,252
DDR Corp.,
4.25%, 02/01/26 (Call 11/01/25)(a)	50	48,870
Duke Realty LP,
3.25%, 06/30/26 (Call 03/30/26)	50	46,796
EPR Properties,
4.75%, 12/15/26 (Call 09/15/26)	350	342,401
ERP Operating LP,
2.85%, 11/01/26 (Call 08/01/26)	512	475,336
Essex Portfolio LP,
3.38%, 04/15/26 (Call 01/15/26)	100	94,749

Security	Par (000)	Value
Healthcare Trust of America Holdings LP,
3.50%, 08/01/26 (Call 05/01/26)	$190	$177,720
Hospitality Properties Trust,
5.25%, 02/15/26 (Call 08/15/25)	340	344,709
Host Hotels & Resorts LP,
Series F,
4.50%, 02/01/26 (Call 11/01/25)	50	49,748
Kimco Realty Corp.,
2.80%, 10/01/26 (Call 07/01/26)	310	274,905
Kite Realty Group LP,
4.00%, 10/01/26 (Call 07/01/26)	50	45,163
Liberty Property LP,
3.25%, 10/01/26 (Call 07/01/26)	115	107,009
Lifestorage LP/CA,
3.50%, 07/01/26 (Call 04/01/26)	150	139,641
National Retail Properties Inc.,
3.60%, 12/15/26 (Call 09/15/26)	100	94,646
Omega Healthcare Investors Inc.,
5.25%, 01/15/26 (Call 10/15/25)	315	319,104
Realty Income Corp.,
4.13%, 10/15/26 (Call 07/15/26)	200	198,752
Sabra Health Care LP,
5.13%, 08/15/26 (Call 05/15/26)	225	216,578
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	297	283,810
3.30%, 01/15/26 (Call 10/15/25)	456	439,666
UDR Inc.,
2.95%, 09/01/26 (Call 06/01/26)	80	73,142
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	390	359,611
4.13%, 01/15/26 (Call 10/15/25)	286	281,973
VEREIT Operating Partnership LP,
4.88%, 06/01/26 (Call 03/01/26)	380	380,790
Welltower Inc.,
4.25%, 04/01/26 (Call 01/01/26)	459	455,957
WP Carey Inc.,
4.25%, 10/01/26 (Call 07/01/26)	50	48,677

		8,419,587
RETAIL — 3.3%
AutoZone Inc.,
3.13%, 04/21/26 (Call 01/21/26)	85	79,011
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	620	556,258
3.00%, 04/01/26 (Call 01/01/26)(a)	431	413,846
Lowe’s Companies Inc.,
2.50%, 04/15/26 (Call 01/15/26)	890	818,480
McDonald’s Corp.,
3.70%, 01/30/26 (Call 10/30/25)	994	990,700
O’Reilly Automotive Inc.,
3.55%, 03/15/26 (Call 12/15/25)	215	206,363
Starbucks Corp.,
2.45%, 06/15/26 (Call 03/15/26)	180	161,683
Target Corp.,
2.50%, 04/15/26	408	377,241
TJX Companies Inc. (The),
2.25%, 09/15/26 (Call 06/15/26)(a)	437	394,366
Walgreens Boots Alliance Inc.,
3.45%, 06/01/26 (Call 03/01/26)	905	858,628

		4,856,576
SEMICONDUCTORS — 0.8%
Analog Devices Inc.,
3.50%, 12/05/26 (Call 09/05/26)	485	463,466
Intel Corp.,
2.60%, 05/19/26 (Call 02/19/26)	480	448,699
NVIDIA Corp.,
3.20%, 09/16/26 (Call 06/16/26)	335	323,530

		1,235,695
SOFTWARE — 3.0%
Activision Blizzard Inc.,
3.40%, 09/15/26 (Call 06/15/26)	622	595,546
Electronic Arts Inc.,
4.80%, 03/01/26 (Call 12/01/25)	50	52,746
Fidelity National Information Services Inc.,
3.00%, 08/15/26 (Call 05/15/26)	580	536,349
Microsoft Corp.,
2.40%, 08/08/26 (Call 05/08/26)	2,005	1,857,693
Oracle Corp.,
2.65%, 07/15/26 (Call 04/15/26)	1,599	1,494,857

		4,537,191
TELECOMMUNICATIONS — 2.4%
AT&T Inc.,
4.13%, 02/17/26 (Call 11/17/25)(a)	1,334	1,315,964

358

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	$675	$628,486
2.95%, 02/28/26(a)	655	631,046
Rogers Communications Inc.,
2.90%, 11/15/26 (Call 08/15/26)	100	92,158
Verizon Communications Inc.,
2.63%, 08/15/26	1,082	977,663

		3,645,317
TRANSPORTATION — 1.2%
Canadian National Railway Co.,
2.75%, 03/01/26 (Call 12/01/25)	105	98,955
CSX Corp.,
2.60%, 11/01/26 (Call 08/01/26)	545	499,863
FedEx Corp.,
3.25%, 04/01/26 (Call 01/01/26)(a)	537	519,161
Norfolk Southern Corp.,
2.90%, 06/15/26 (Call 03/15/26)	385	363,240
Union Pacific Corp.,
2.75%, 03/01/26 (Call 12/01/25)	195	182,461
United Parcel Service Inc.,
2.40%, 11/15/26 (Call 08/15/26)	100	91,349

		1,755,029
TRUCKING & LEASING — 0.0%
GATX Corp.,
3.25%, 09/15/26 (Call 06/15/26)	75	69,438

TOTAL CORPORATE BONDS & NOTES — 98.3%
(Cost: $150,920,592)		146,803,497

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	18,516	18,521,232

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	918	$917,576

		19,438,808

TOTAL SHORT-TERM INVESTMENTS — 13.0%
(Cost: $19,436,057)		19,438,808

TOTAL INVESTMENTS IN SECURITIES — 111.3%
(Cost: $170,356,649)		166,242,305
Other Assets, Less Liabilities — (11.3)%		(16,853,024)

NET ASSETS — 100.0%		$149,389,281

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,221	12,295	18,516	$18,521,232	$24,051	(a)	$(1,381)	$3,108
BlackRock Cash Funds: Treasury, SL Agency Shares	650	268	918	917,576	6,264		—	—

				$19,438,808	$30,315		$(1,381)	$3,108

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$146,803,497	$—	$146,803,497
Money Market Funds	19,438,808	—	—	19,438,808

	$19,438,808	$146,803,497	$—	$166,242,305

359

Schedule of Investments (Unaudited)	iSHARES® iBONDS DEC 2027 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 2.2%
Boeing Co. (The),
2.80%, 03/01/27 (Call 12/01/26)	$265	$249,712
Embraer Netherlands Finance BV,
5.40%, 02/01/27	300	308,385
General Dynamics Corp.,
2.63%, 11/15/27 (Call 08/15/27)	270	249,744
Northrop Grumman Corp.,
3.20%, 02/01/27 (Call 11/01/26)	600	569,268
Raytheon Co.,
7.20%, 08/15/27	75	93,790
Rockwell Collins Inc.,
3.50%, 03/15/27 (Call 12/15/26)	805	772,792
United Technologies Corp.,
3.13%, 05/04/27 (Call 02/04/27)	755	708,613

		2,952,304
AGRICULTURE — 1.6%
BAT Capital Corp.,
3.56%, 08/15/27 (Call 05/15/27)(a)	1,775	1,674,978
Bunge Ltd. Finance Corp.,
3.75%, 09/25/27 (Call 06/25/27)	260	244,036
Philip Morris International Inc.,
3.13%, 08/17/27 (Call 05/17/27)	275	261,264

		2,180,278
AIRLINES — 0.9%
American Airlines Pass Through Trust
Series 2015-1, Class A,
3.38%, 05/01/27	512	490,748
Series 2015-2, Class AA,
3.60%, 09/22/27	136	132,141
Latam Airlines Pass Through Trust,
Series 2015-1, Class A,
4.20%, 11/15/27	348	333,233
Southwest Airlines Co.,
3.45%, 11/16/27 (Call 08/16/27)	225	212,452
United Airlines Pass Through Trust,
Series 2015-1, Class AA,
3.45%, 12/01/27	45	43,636

		1,212,210
AUTO MANUFACTURERS — 1.2%
Ford Motor Credit Co. LLC,
3.82%, 11/02/27 (Call 08/02/27)	325	298,623
General Motors Co.,
4.20%, 10/01/27 (Call 07/01/27)	365	349,750
General Motors Financial Co. Inc.,
4.35%, 01/17/27 (Call 10/17/26)	645	627,005
Toyota Motor Credit Corp.,
3.20%, 01/11/27(b)	375	361,991

		1,637,369
AUTO PARTS & EQUIPTMENT — 0.3%
Lear Corp.,
3.80%, 09/15/27 (Call 06/15/27)	465	437,835

BANKS — 16.2%
Banco Santander SA,
4.25%, 04/11/27	600	582,756
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	1,210	1,127,272
Series L,
4.18%, 11/25/27 (Call 11/25/26)	1,100	1,075,063
Bank of New York Mellon Corp. (The),
3.25%, 05/16/27 (Call 02/16/27)	540	521,764
Bank One Corp.,
8.00%, 04/29/27	95	118,459
Capital One Financial Corp.,
3.75%, 03/09/27 (Call 02/09/27)	770	732,362
Citigroup Inc.,
4.45%, 09/29/27	2,085	2,062,899
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,635	1,582,876
5.95%, 01/15/27	425	464,495
ING Groep NV,
3.95%, 03/29/27(b)	750	736,387
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	735	694,097
4.25%, 10/01/27	875	870,214
Lloyds Banking Group PLC,
3.75%, 01/11/27	700	665,546
Manufacturers & Traders Trust Co.,
3.40%, 08/17/27	295	284,144
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	765	723,881
3.68%, 02/22/27	300	292,866

Security	Par (000)	Value
Mizuho Financial Group Inc.
3.17%, 09/11/27	$405	$377,987
3.66%, 02/28/27	450	437,333
Morgan Stanley
3.63%, 01/20/27	1,620	1,557,776
3.95%, 04/23/27	940	905,483
PNC Bank N.A.,
3.10%, 10/25/27 (Call 09/25/27)(c)	360	340,189
PNC Financial Services Group Inc. (The),
3.15%, 05/19/27 (Call 04/19/27)(c)	450	427,779
Santander Holdings USA Inc.,
4.40%, 07/13/27 (Call 04/14/27)	525	510,836
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27(b)	650	617,754
3.36%, 07/12/27	625	595,138
3.45%, 01/11/27	655	628,983
U.S. Bancorp.,
Series X,
3.15%, 04/27/27 (Call 03/27/27)	795	760,195
Wells Fargo & Co.,
4.30%, 07/22/27	1,260	1,254,620
Westpac Banking Corp.,
3.35%, 03/08/27	510	486,673

		21,435,827
BEVERAGES — 1.0%
Coca-Cola Co. (The),
2.90%, 05/25/27(b)	290	274,798
Constellation Brands Inc.,
3.50%, 05/09/27 (Call 02/09/27)(b)	340	322,864
Keurig Dr Pepper Inc.,
3.43%, 06/15/27 (Call 03/15/27)	50	46,698
PepsiCo Inc.,
3.00%, 10/15/27 (Call 07/15/27)(b)	645	616,768

		1,261,128
BIOTECHNOLOGY — 1.3%
Amgen Inc.,
3.20%, 11/02/27 (Call 08/02/27)(b)	645	608,584
Celgene Corp.,
3.45%, 11/15/27 (Call 08/15/27)	560	524,692
Gilead Sciences Inc.,
2.95%, 03/01/27 (Call 12/01/26)(b)	640	602,195

		1,735,471
BUILDING MATERIALS — 0.5%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	23,168
3.50%, 12/15/27 (Call 09/15/27)	375	347,149
Masco Corp.,
3.50%, 11/15/27 (Call 08/15/27)	255	236,120
Vulcan Materials Co.,
3.90%, 04/01/27 (Call 01/01/27)	75	72,040

		678,477
CHEMICALS — 1.6%
LYB International Finance II BV,
3.50%, 03/02/27 (Call 12/02/26)(b)	565	536,196
Mosaic Co. (The),
4.05%, 11/15/27 (Call 08/15/27)	490	471,674
RPM International Inc.,
3.75%, 03/15/27 (Call 12/15/26)(b)	345	327,374
Sherwin-Williams Co. (The),
3.45%, 06/01/27 (Call 03/01/27)	800	763,712

		2,098,956
COMMERCIAL SERVICES — 0.4%
Ecolab Inc.,
3.25%, 12/01/27 (Call 09/01/27)	395	378,631
S&P Global Inc.,
2.95%, 01/22/27 (Call 10/22/26)	150	138,495

		517,126
COMPUTERS — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	840	795,194
3.00%, 06/20/27 (Call 03/20/27)	396	378,485
3.00%, 11/13/27 (Call 08/13/27)	625	596,788
3.20%, 05/11/27 (Call 02/11/27)	1,065	1,033,678
3.35%, 02/09/27 (Call 11/09/26)	1,125	1,105,684
DXC Technology Co.,
4.75%, 04/15/27 (Call 01/15/27)	400	402,400

360

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2027 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
International Business Machines Corp.
3.30%, 01/27/27	$340	$331,663
6.22%, 08/01/27	100	118,067
Seagate HDD Cayman,
4.88%, 06/01/27 (Call 03/01/27)	340	320,688

		5,082,647
COSMETICS & PERSONAL CARE — 0.7%
Estee Lauder Companies Inc. (The),
3.15%, 03/15/27 (Call 12/15/26)	174	167,642
Procter & Gamble Co. (The),
2.85%, 08/11/27	330	313,582
Unilever Capital Corp.,
2.90%, 05/05/27 (Call 02/05/27)	520	494,177

		975,401
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.65%, 07/21/27 (Call 04/21/27)(b)	465	429,223
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	315	292,071
3.63%, 12/01/27 (Call 09/01/27)	250	230,680
American Express Credit Corp.,
3.30%, 05/03/27 (Call 04/03/27)(b)	910	882,791
Cboe Global Markets Inc.,
3.65%, 01/12/27 (Call 10/12/26)(b)	310	299,169
Charles Schwab Corp. (The),
3.20%, 03/02/27 (Call 12/02/26)	375	359,707
Discover Financial Services,
4.10%, 02/09/27 (Call 11/09/26)	595	575,526
E*TRADE Financial Corp.,
3.80%, 08/24/27 (Call 05/24/27)	370	354,649
Eaton Vance Corp.,
3.50%, 04/06/27 (Call 01/06/27)	255	246,118
Intercontinental Exchange Inc.,
3.10%, 09/15/27 (Call 06/15/27)(b)	155	146,430
Jefferies Group LLC,
6.45%, 06/08/27	100	107,966
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	455	446,760
Lazard Group LLC,
3.63%, 03/01/27 (Call 12/01/26)	150	140,334
ORIX Corp.,
3.70%, 07/18/27	125	120,306
Synchrony Financial,
3.95%, 12/01/27 (Call 09/01/27)	585	530,460
TD Ameritrade Holding Corp.,
3.30%, 04/01/27 (Call 01/01/27)	545	522,257
Visa Inc.,
2.75%, 09/15/27 (Call 06/15/27)	590	552,199

		6,236,646
ELECTRIC — 5.6%
American Electric Power Co. Inc.,
3.20%, 11/13/27 (Call 08/13/27)	280	262,018
Appalachian Power Co.,
3.30%, 06/01/27 (Call 03/01/27)	15	14,379
Black Hills Corp.,
3.15%, 01/15/27 (Call 07/15/26)	50	46,258
CenterPoint Energy Houston Electric LLC,
Series AA,
3.00%, 02/01/27 (Call 11/01/26)	100	94,799
CMS Energy Corp.,
3.45%, 08/15/27 (Call 05/15/27)(b)	275	261,891
Commonwealth Edison Co.,
2.95%, 08/15/27 (Call 05/15/27)	240	225,775
Connecticut Light & Power Co. (The),
Series A,
3.20%, 03/15/27 (Call 12/15/26)	275	264,498
Consolidated Edison Co. of New York Inc.,
3.13%, 11/15/27 (Call 08/15/27)	225	215,829
DTE Electric Co.,
3.80%, 03/15/27 (Call 12/15/26)	325	320,814
Duke Energy Corp.,
3.15%, 08/15/27 (Call 05/15/27)	535	500,279
Duke Energy Florida LLC,
3.20%, 01/15/27 (Call 10/15/26)	290	280,436
Entergy Louisiana LLC,
3.12%, 09/01/27 (Call 06/01/27)	375	356,831
FirstEnergy Corp.,
Series B,
3.90%, 07/15/27 (Call 04/15/27)	815	795,122
Georgia Power Co.,
3.25%, 03/30/27 (Call 12/30/26)	285	270,186
Gulf Power Co.,
3.30%, 05/30/27 (Call 02/28/27)	130	123,897
ITC Holdings Corp.,
3.35%, 11/15/27 (Call 08/15/27)	445	417,775
MidAmerican Energy Co.,
3.10%, 05/01/27 (Call 02/01/27)	100	96,058

Security	Par (000)	Value
NextEra Energy Capital Holdings Inc.,
3.55%, 05/01/27 (Call 02/01/27)	$785	$758,027
NSTAR Electric Co.,
3.20%, 05/15/27 (Call 02/15/27)(b)	300	287,787
Pacific Gas & Electric Co.
3.30%, 03/15/27 (Call 12/15/26)(b)	100	91,681
3.30%, 12/01/27 (Call 09/01/27)	610	558,296
Public Service Electric & Gas Co.,
3.00%, 05/15/27 (Call 02/15/27)	160	152,144
Sempra Energy,
3.25%, 06/15/27 (Call 03/15/27)	350	327,600
Union Electric Co.,
2.95%, 06/15/27 (Call 03/15/27)	100	94,395
Virginia Electric & Power Co.,
Series A,
3.50%, 03/15/27 (Call 12/15/26)	540	529,729
Wisconsin Power & Light Co.,
3.05%, 10/15/27 (Call 07/15/27)	50	47,040

		7,393,544
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Hubbell Inc.,
3.15%, 08/15/27 (Call 05/15/27)	25	23,153

ELECTRONICS — 0.7%
Allegion U.S. Holding Co. Inc.,
3.55%, 10/01/27 (Call 07/01/27)	255	234,753
Keysight Technologies Inc.,
4.60%, 04/06/27 (Call 01/06/27)	250	253,252
Tech Data Corp.,
4.95%, 02/15/27 (Call 11/16/26)(b)	275	270,471
Tyco Electronics Group SA,
3.13%, 08/15/27 (Call 05/15/27)	125	116,478

		874,954
ENVIRONMENTAL CONTROL — 0.7%
Republic Services Inc.,
3.38%, 11/15/27 (Call 08/15/27)(b)	475	451,516
Waste Management Inc.,
3.15%, 11/15/27 (Call 08/15/27)(b)	570	538,690

		990,206
FOOD — 2.3%
General Mills Inc.,
3.20%, 02/10/27 (Call 11/10/26)	365	337,913
JM Smucker Co. (The),
3.38%, 12/15/27 (Call 09/15/27)(b)	430	402,265
Kellogg Co.,
3.40%, 11/15/27 (Call 08/15/27)	335	314,682
Kroger Co. (The),
3.70%, 08/01/27 (Call 05/01/27)	340	327,220
McCormick & Co. Inc./MD,
3.40%, 08/15/27 (Call 05/15/27)	475	452,267
Sysco Corp.,
3.25%, 07/15/27 (Call 04/15/27)	390	368,655
Tyson Foods Inc.,
3.55%, 06/02/27 (Call 03/02/27)	845	804,026

		3,007,028
FOREST PRODUCTS & PAPER — 1.0%
Celulosa Arauco y Constitucion SA,
3.88%, 11/02/27 (Call 08/02/27)	200	188,910
Fibria Overseas Finance Ltd.,
5.50%, 01/17/27	430	442,341
International Paper Co.,
3.00%, 02/15/27 (Call 11/15/26)(b)	710	651,752

		1,283,003
GAS — 0.8%
Atmos Energy Corp.,
3.00%, 06/15/27 (Call 03/15/27)(b)	325	306,725
National Fuel Gas Co.,
3.95%, 09/15/27 (Call 06/15/27)	150	141,940
NiSource Inc.,
3.49%, 05/15/27 (Call 02/15/27)	605	580,510

		1,029,175
HEALTH CARE — PRODUCTS — 1.8%
Becton Dickinson and Co.,
3.70%, 06/06/27 (Call 03/06/27)	1,305	1,251,926
Medtronic Global Holdings SCA,
3.35%, 04/01/27 (Call 01/01/27)	545	534,536
Thermo Fisher Scientific Inc.,
3.20%, 08/15/27 (Call 05/15/27)	580	544,440

		2,330,902
HEALTH CARE — SERVICES — 2.5%
Anthem Inc.,
3.65%, 12/01/27 (Call 09/01/27)	905	863,424

361

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2027 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cigna Corp.,
3.05%, 10/15/27 (Call 07/15/27)	$460	$418,536
Humana Inc.,
3.95%, 03/15/27 (Call 12/15/26)	385	380,114
Laboratory Corp. of America Holdings,
3.60%, 09/01/27 (Call 06/01/27)	425	404,957
UnitedHealth Group Inc.
2.95%, 10/15/27	495	465,285
3.38%, 04/15/27(b)	370	360,095
3.45%, 01/15/27	415	406,750

		3,299,161
HOME FURNISHINGS — 0.1%
Leggett & Platt Inc.,
3.50%, 11/15/27 (Call 08/15/27)	100	94,109

HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co. Inc.,
3.15%, 08/01/27 (Call 05/01/27)	365	340,925
Clorox Co. (The),
3.10%, 10/01/27 (Call 07/01/27)	175	164,447

		505,372
INSURANCE — 1.8%
Aon Corp.,
8.21%, 01/01/27	350	425,918
AXIS Specialty Finance PLC,
4.00%, 12/06/27 (Call 09/06/27)	325	308,965
Brighthouse Financial Inc.,
3.70%, 06/22/27 (Call 03/22/27)(b)	725	659,387
CNA Financial Corp.,
3.45%, 08/15/27 (Call 05/10/27)	335	312,619
Markel Corp.,
3.50%, 11/01/27 (Call 08/01/27)	180	167,485
Mercury General Corp.,
4.40%, 03/15/27 (Call 12/15/26)	305	297,180
Progressive Corp. (The),
2.45%, 01/15/27	130	117,980
XLIT Ltd.,
6.25%, 05/15/27	135	152,069

		2,441,603
INTERNET — 2.7%
Alibaba Group Holding Ltd.,
3.40%, 12/06/27 (Call 09/06/27)(b)	1,280	1,199,718
Amazon.com Inc.,
3.15%, 08/22/27 (Call 05/22/27)	1,525	1,468,788
Baidu Inc.,
3.63%, 07/06/27	425	400,346
eBay Inc.,
3.60%, 06/05/27 (Call 03/05/27)	525	498,619

		3,567,471
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/27	175	208,796

MACHINERY — 0.4%
CNH Industrial NV,
3.85%, 11/15/27 (Call 08/15/27)	390	365,547
John Deere Capital Corp.,
2.80%, 09/08/27(b)	250	233,040

		598,587
MANUFACTURING — 1.2%
3M Co.,
2.88%, 10/15/27 (Call 07/15/27)	435	411,493
Carlisle Companies Inc.,
3.75%, 12/01/27 (Call 09/01/27)	430	409,592
Eaton Corp.,
3.10%, 09/15/27 (Call 06/15/27)(b)	335	312,502
Hexcel Corp.,
3.95%, 02/15/27 (Call 11/15/26)	125	122,175
Parker-Hannifin Corp.,
3.25%, 03/01/27 (Call 12/01/26)	210	201,812
Textron Inc.,
3.65%, 03/15/27 (Call 12/15/26)(b)	190	182,316

		1,639,890
MEDIA — 2.3%
CBS Corp.,
2.90%, 01/15/27 (Call 10/15/26)	475	424,531
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	786	696,726
3.30%, 02/01/27 (Call 11/01/26)	695	661,668
Walt Disney Co. (The),
2.95%, 06/15/27(b)	610	580,805
Warner Media LLC,
3.80%, 02/15/27 (Call 11/15/26)	730	699,362

		3,063,092
MINING — 0.3%
Kinross Gold Corp.,
4.50%, 07/15/27 (Call 04/15/27)	200	184,900

Security	Par (000)	Value
Yamana Gold Inc.,
4.63%, 12/15/27 (Call 09/15/27)	$180	$171,311

		356,211
OIL & GAS — 5.0%
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	965	914,849
3.28%, 09/19/27 (Call 06/19/27)	500	482,200
3.59%, 04/14/27 (Call 01/14/27)(b)	300	296,628
Canadian Natural Resources Ltd.,
3.85%, 06/01/27 (Call 03/01/27)(b)	800	780,680
Cenovus Energy Inc.,
4.25%, 04/15/27 (Call 01/15/27)(b)	675	655,445
Cimarex Energy Co.,
3.90%, 05/15/27 (Call 02/15/27)	525	505,864
Concho Resources Inc.,
3.75%, 10/01/27 (Call 07/01/27)	590	567,173
Eni USA Inc.,
7.30%, 11/15/27	125	149,569
EQT Corp.,
3.90%, 10/01/27 (Call 07/01/27)	720	679,961
Hess Corp.,
4.30%, 04/01/27 (Call 01/01/27)	465	454,189
Marathon Oil Corp.,
4.40%, 07/15/27 (Call 04/15/27)	575	579,180
Occidental Petroleum Corp.,
3.00%, 02/15/27 (Call 11/15/26)(b)	535	509,812

		6,575,550
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker, Hughes Co-Obligor Inc.,
3.34%, 12/15/27 (Call 09/15/27)	715	674,674

PACKAGING & CONTAINERS — 0.3%
Packaging Corp. of America,
3.40%, 12/15/27 (Call 09/15/27)	235	221,800
WestRock Co.,
3.38%, 09/15/27 (Call 06/15/27)(a)	125	117,379

		339,179
PHARMACEUTICALS — 3.6%
AmerisourceBergen Corp.,
3.45%, 12/15/27 (Call 09/15/27)(b)	225	208,413
AstraZeneca PLC,
3.13%, 06/12/27 (Call 03/12/27)	420	396,060
Bristol-Myers Squibb Co.,
3.25%, 02/27/27(b)	545	530,825
Cardinal Health Inc.,
3.41%, 06/15/27 (Call 03/15/27)(b)	820	758,287
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	430	414,120
5.50%, 03/15/27	180	205,025
Express Scripts Holding Co.,
3.40%, 03/01/27 (Call 12/01/26)	815	756,850
Johnson & Johnson,
2.95%, 03/03/27 (Call 12/03/26)	535	517,661
Novartis Capital Corp.,
3.10%, 05/17/27 (Call 02/17/27)	595	573,461
Zoetis Inc.,
3.00%, 09/12/27 (Call 06/12/27)	410	382,587

		4,743,289
PIPELINES — 4.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
4.25%, 12/01/27 (Call 09/01/27)	410	402,952
Boardwalk Pipelines LP,
4.45%, 07/15/27 (Call 04/15/27)	200	194,240
Buckeye Partners LP,
4.13%, 12/01/27 (Call 09/01/27)	150	137,628
Enable Midstream Partners LP,
4.40%, 03/15/27 (Call 12/15/26)	415	400,334
Enbridge Inc.,
3.70%, 07/15/27 (Call 04/15/27)	490	473,952
Energy Transfer Partners LP,
4.20%, 04/15/27 (Call 01/15/27)(b)	350	338,831
Enterprise Products Operating LLC,
3.95%, 02/15/27 (Call 11/15/26)	340	338,909
MPLX LP,
4.13%, 03/01/27 (Call 12/01/26)	720	706,954
ONEOK Inc.,
4.00%, 07/13/27 (Call 04/13/27)(b)	225	221,036
Sabine Pass Liquefaction LLC,
5.00%, 03/15/27 (Call 09/15/26)	800	825,352
Sunoco Logistics Partners Operations LP,
4.00%, 10/01/27 (Call 07/01/27)(b)	350	333,770
TC PipeLines LP,
3.90%, 05/25/27 (Call 02/25/27)(b)	340	321,545

362

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2027 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Williams Partners LP,
3.75%, 06/15/27 (Call 03/15/27)	$760	$730,292

		5,425,795
REAL ESTATE INVESTMENT TRUSTS — 6.8%
Alexandria Real Estate Equities Inc.,
3.95%, 01/15/27 (Call 10/15/26)	125	120,874
American Campus Communities Operating Partnership LP,
3.63%, 11/15/27 (Call 08/15/27)	300	281,034
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	200	181,340
3.55%, 07/15/27 (Call 04/15/27)(b)	410	383,321
AvalonBay Communities Inc.,
3.35%, 05/15/27 (Call 02/15/27)	360	345,222
Brandywine Operating Partnership LP,
3.95%, 11/15/27 (Call 08/15/27)	200	189,932
Brixmor Operating Partnership LP,
3.90%, 03/15/27 (Call 12/15/26)	225	213,302
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	770	722,961
4.00%, 03/01/27 (Call 12/01/26)	150	145,319
DDR Corp.,
4.70%, 06/01/27 (Call 03/01/27)	125	125,390
Digital Realty Trust LP,
3.70%, 08/15/27 (Call 05/15/27)	610	582,617
Duke Realty LP,
3.38%, 12/15/27 (Call 09/15/27)	225	210,501
EPR Properties,
4.50%, 06/01/27 (Call 03/01/27)	200	190,570
ERP Operating LP,
3.25%, 08/01/27 (Call 05/01/27)	235	223,346
Essex Portfolio LP,
3.63%, 05/01/27 (Call 02/01/27)	25	23,873
Federal Realty Investment Trust,
3.25%, 07/15/27 (Call 04/15/27)	275	257,623
Healthcare Trust of America Holdings LP,
3.75%, 07/01/27 (Call 04/01/27)	300	282,492
Highwoods Realty LP,
3.88%, 03/01/27 (Call 12/01/26)	250	240,587
Hospitality Properties Trust,
4.95%, 02/15/27 (Call 08/15/26)	225	222,367
Hudson Pacific Properties LP,
3.95%, 11/01/27	250	234,290
Kimco Realty Corp.,
3.80%, 04/01/27 (Call 01/01/27)(b)	260	247,853
Life Storage LP,
3.88%, 12/15/27 (Call 09/15/27)	300	283,497
Mid-America Apartments LP,
3.60%, 06/01/27 (Call 03/01/27)	25	23,915
National Retail Properties Inc.,
3.50%, 10/15/27 (Call 07/15/27)	330	307,920
Omega Healthcare Investors Inc.,
4.50%, 04/01/27 (Call 01/01/27)	346	332,565
Physicians Realty LP,
4.30%, 03/15/27 (Call 12/15/26)	125	120,726
Public Storage,
3.09%, 09/15/27 (Call 06/15/27)	415	390,453
Realty Income Corp.,
3.00%, 01/15/27 (Call 10/15/26)	328	300,061
Regency Centers LP,
3.60%, 02/01/27 (Call 11/01/26)	230	219,243
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)(b)	365	351,451
3.38%, 12/01/27 (Call 09/01/27)	495	473,685
UDR Inc.,
3.50%, 07/01/27 (Call 04/01/27)	150	141,770
Ventas Realty LP,
3.85%, 04/01/27 (Call 01/01/27)	275	264,143
VEREIT Operating Partnership LP,
3.95%, 08/15/27 (Call 05/15/27)	350	328,751

		8,962,994
RETAIL — 3.4%
AutoNation Inc.,
3.80%, 11/15/27 (Call 08/15/27)	270	252,364
AutoZone Inc.,
3.75%, 06/01/27 (Call 03/01/27)(b)	230	222,097
Costco Wholesale Corp.,
3.00%, 05/18/27 (Call 02/18/27)	565	541,745
Darden Restaurants Inc.,
3.85%, 05/01/27 (Call 02/01/27)(b)	200	193,468
Dollar General Corp.,
3.88%, 04/15/27 (Call 01/15/27)	195	190,860
Home Depot Inc. (The),
2.80%, 09/14/27 (Call 06/14/27)	655	613,781
Lowe’s Companies Inc.,
3.10%, 05/03/27 (Call 02/03/27)	815	777,844

Security	Par (000)	Value
McDonald’s Corp.,
3.50%, 03/01/27 (Call 12/01/26)	$550	$540,446
Nordstrom Inc.,
4.00%, 03/15/27 (Call 12/15/26)	175	168,618
O’Reilly Automotive Inc.,
3.60%, 09/01/27 (Call 06/01/27)	410	389,291
Tapestry Inc.,
4.13%, 07/15/27 (Call 04/15/27)	275	261,550
Walmart Inc.,
5.88%, 04/05/27	270	313,100

		4,465,164
SEMICONDUCTORS — 3.9%
Applied Materials Inc.,
3.30%, 04/01/27 (Call 01/01/27)	770	750,781
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)(b)	2,415	2,263,797
Intel Corp.,
3.15%, 05/11/27 (Call 02/11/27)(b)	590	572,400
Maxim Integrated Products Inc.,
3.45%, 06/15/27 (Call 03/15/27)	175	165,287
QUALCOMM Inc.,
3.25%, 05/20/27 (Call 02/20/27)(b)	1,120	1,056,216
Texas Instruments Inc.,
2.90%, 11/03/27 (Call 08/03/27)	315	299,036

		5,107,517
SHIPBUILDING — 0.2%
Huntington Ingalls Industries Inc.,
3.48%, 12/01/27 (Call 09/01/27)	275	261,445

SOFTWARE — 4.1%
Activision Blizzard Inc.,
3.40%, 06/15/27 (Call 03/15/27)	295	279,480
Autodesk Inc.,
3.50%, 06/15/27 (Call 03/15/27)	310	289,239
CA Inc.,
4.70%, 03/15/27 (Call 12/15/26)(b)	175	174,710
Citrix Systems Inc.,
4.50%, 12/01/27 (Call 09/01/27)	380	367,008
Microsoft Corp.,
3.30%, 02/06/27 (Call 11/06/26)	2,245	2,218,531
Oracle Corp.,
3.25%, 11/15/27 (Call 08/15/27)(b)	1,410	1,368,165
VMware Inc.,
3.90%, 08/21/27 (Call 05/21/27)	750	707,610

		5,404,743
TELECOMMUNICATIONS — 2.9%
AT&T Inc.,
4.25%, 03/01/27 (Call 12/01/26)	1,075	1,063,938
Telefonica Emisiones SAU,
4.10%, 03/08/27	775	757,741
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(b)	350	319,547
3.70%, 09/15/27 (Call 06/15/27)(b)	140	136,193
Verizon Communications Inc.,
4.13%, 03/16/27(b)	1,595	1,598,541

		3,875,960
TEXTILES — 0.3%
Cintas Corp. No. 2,
3.70%, 04/01/27 (Call 01/01/27)	366	361,227

TOYS, GAMES & HOBBIES — 0.1%
Hasbro Inc.,
3.50%, 09/15/27 (Call 06/15/27)(b)	150	140,640

TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC,
3.25%, 06/15/27 (Call 03/15/27)(b)	400	388,044
CSX Corp.,
3.25%, 06/01/27 (Call 03/01/27)	610	582,056
FedEx Corp.,
3.30%, 03/15/27 (Call 12/15/26)	125	119,885
Norfolk Southern Corp.,
3.15%, 06/01/27 (Call 03/01/27)	205	195,273
United Parcel Service Inc.,
3.05%, 11/15/27 (Call 08/15/27)	730	698,048

		1,983,306
TRUCKING & LEASING — 0.1%
GATX Corp.,
3.85%, 03/30/27 (Call 12/30/26)	210	201,422

WATER — 0.3%
American Water Capital Corp.,
2.95%, 09/01/27 (Call 06/01/27)	405	381,810

TOTAL CORPORATE BONDS & NOTES — 98.3%
(Cost: $133,755,871)		130,052,647

363

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS DEC 2027 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	22,126	$22,132,998
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	1,101	1,101,436

		23,234,434

TOTAL SHORT-TERM INVESTMENTS — 17.5%
(Cost: $23,230,065)		23,234,434

TOTAL INVESTMENTS IN SECURITIES — 115.8%
(Cost: $156,985,936)		153,287,081
Other Assets, Less Liabilities — (15.8)%		(20,940,827)

NET ASSETS — 100.0%		$132,346,254

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ Shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	399	21,727	(a)	—	22,126	$22,132,998	$32,395	(b)	$(1,469)	$4,370
BlackRock Cash Funds: Treasury, SL Agency Shares	40	1,061	(a)	—	1,101	1,101,436	8,816		—	—
PNC Bank N.A.
3.10%, 10/25/27	—	360		—	360	340,189	4,461		—	(3,932)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	450		—	450	427,779	7,447		—	(16,595)

						$24,002,402	$53,119		$(1,469)	$(16,157)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$130,052,647	$—	$130,052,647
Money Market Funds	23,234,434	—	—	23,234,434

	$23,234,434	$130,052,647	$—	$153,287,081

364

Schedule of Investments (Unaudited)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 0.7%
Boeing Capital Corp.,
4.70%, 10/27/19	$185	$189,061
Boeing Co. (The),
4.88%, 02/15/20	148	152,564
Lockheed Martin Corp.,
4.25%, 11/15/19	295	300,006
United Technologies Corp.,
1.50%, 11/01/19	180	176,983

		818,614
AGRICULTURE — 1.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	305	303,316
9.25%, 08/06/19	265	281,724
Bunge Ltd. Finance Corp.,
8.50%, 06/15/19	205	214,438
Philip Morris International Inc.
1.88%, 11/01/19	50	49,373
4.50%, 03/26/20	565	578,278
Reynolds American Inc.,
8.13%, 06/23/19	190	198,565

		1,625,694
AIRLINES — 0.2%
Delta Air Lines Inc.,
2.88%, 03/13/20	200	198,416

AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp.
2.00%, 02/14/20	550	541,667
2.25%, 08/15/19	410	408,258
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	197,606
2.02%, 05/03/19	265	263,291
2.46%, 03/27/20(a)	200	196,814
2.60%, 11/04/19	200	198,460
2.68%, 01/09/20	250	247,630
8.13%, 01/15/20	300	319,767
General Motors Financial Co. Inc.
2.40%, 05/09/19	435	433,525
3.15%, 01/15/20 (Call 12/15/19)	575	573,999
PACCAR Financial Corp.,
1.30%, 05/10/19	300	296,946
Toyota Motor Credit Corp.
1.40%, 05/20/19	325	321,828
2.13%, 07/18/19	300	298,575
2.15%, 03/12/20	510	503,396

		4,801,762
BANKS — 35.5%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	247,392
2.25%, 06/13/19	250	249,107
Bank of America Corp.
2.65%, 04/01/19	500	499,980
7.63%, 06/01/19	715	742,928
Bank of Montreal
1.50%, 07/18/19	250	247,115
1.75%, 09/11/19	120	118,524
2.10%, 12/12/19(a)	510	503,834
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	520	517,041
Series G,
2.15%, 02/24/20 (Call 01/24/20)	460	453,749
2.20%, 05/15/19 (Call 04/15/19)(a)	375	373,774
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	625	619,500
2.05%, 06/05/19(a)	355	353,104
Barclays Bank PLC,
6.75%, 05/22/19	300	309,078
Barclays PLC,
2.75%, 11/08/19	400	397,452

Security	Par (000)	Value
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	$510	$505,471
6.85%, 04/30/19	200	206,156
BPCE SA
2.25%, 01/27/20	250	246,480
2.50%, 07/15/19	250	249,342
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	247,620
2.10%, 01/15/20 (Call 12/15/19)	350	345,212
Canadian Imperial Bank of Commerce,
1.60%, 09/06/19	400	394,396
Capital One Financial Corp.,
2.45%, 04/24/19 (Call 03/24/19)	450	449,127
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)(a)	500	493,595
2.35%, 01/31/20 (Call 12/31/19)	315	311,274
Citigroup Inc.
2.40%, 02/18/20	570	563,878
2.45%, 01/10/20 (Call 12/10/19)	575	570,538
2.50%, 07/29/19	660	657,967
2.55%, 04/08/19	710	708,843
8.50%, 05/22/19	257	268,622
Citizens Bank N.A./Providence RI,
2.25%, 03/02/20 (Call 02/03/20)	450	442,417
Comerica Inc.,
2.13%, 05/23/19 (Call 04/23/19)	50	49,744
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	248,087
2.30%, 03/12/20	250	246,335
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	246,255
2.25%, 01/14/20	320	315,866
Credit Suisse AG/New York NY
2.30%, 05/28/19	750	747,135
5.30%, 08/13/19	300	307,341
5.40%, 01/14/20(a)	240	246,629
Credit Suisse Group Funding Guernsey Ltd.,
2.75%, 03/26/20	530	524,393
Deutsche Bank AG,
2.85%, 05/10/19(a)	523	520,463
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,992
2.38%, 04/25/19 (Call 03/25/19)	200	199,500
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	500	496,125
2.55%, 10/23/19	835	830,157
5.38%, 03/15/20	1,050	1,086,057
HSBC USA Inc.
2.25%, 06/23/19(a)	300	298,362
2.35%, 03/05/20	700	691,481
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,177
2.38%, 03/10/20 (Call 02/10/20)	200	197,268
JPMorgan Chase & Co.
2.20%, 10/22/19(a)	625	620,106
2.25%, 01/23/20 (Call 12/23/19)	1,265	1,250,528
4.95%, 03/25/20	600	617,124
6.30%, 04/23/19(a)	535	548,707
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	247,000
2.50%, 12/15/19	490	486,100
Manufacturers & Traders Trust Co.,
2.10%, 02/06/20 (Call 01/06/20)	250	246,228

365

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Morgan Stanley
2.38%, 07/23/19(a)	$550	$547,855
2.65%, 01/27/20	1,020	1,013,360
5.50%, 01/26/20(a)	200	206,606
5.63%, 09/23/19	850	874,769
7.30%, 05/13/19	800	827,200
MUFG Americas Holdings Corp.,
2.25%, 02/10/20 (Call 01/10/20)(a)	75	73,972
MUFG Union Bank N.A.,
2.25%, 05/06/19 (Call 04/06/19)	250	248,827
National Australia Bank Ltd./New York,
2.25%, 01/10/20	250	246,948
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(a)(b)	175	172,872
2.25%, 07/02/19 (Call 06/02/19)(b)	250	249,060
2.40%, 10/18/19 (Call 09/18/19)(b)	500	496,760
PNC Financial Services Group Inc. (The),
5.13%, 02/08/20(b)	410	422,202
Royal Bank of Canada
1.63%, 04/15/19	565	560,706
2.13%, 03/02/20	560	551,617
2.15%, 03/06/20	502	494,550
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	206,856
Santander UK PLC
2.35%, 09/10/19	287	285,054
2.38%, 03/16/20	458	451,350
Skandinaviska Enskilda Banken AB,
1.50%, 09/13/19	315	309,739
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	350	348,306
2.45%, 01/16/20	500	494,160
2.51%, 01/17/20	500	494,680
SunTrust Bank/Atlanta GA,
2.25%, 01/31/20 (Call 12/31/19)	275	271,606
SunTrust Banks Inc.,
2.50%, 05/01/19 (Call 04/01/19)	50	49,931
Svenska Handelsbanken AB
1.50%, 09/06/19	315	310,127
2.25%, 06/17/19	250	249,097
Toronto-Dominion Bank (The)
1.90%, 10/24/19	300	296,415
2.13%, 07/02/19	520	517,265
2.25%, 11/05/19(a)	740	734,280
U.S. Bancorp.,
2.20%, 04/25/19 (Call 03/25/19)(a)	281	280,309
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	370	364,468
2.13%, 10/28/19 (Call 09/28/19)	770	762,400
UBS AG/Stamford CT
2.35%, 03/26/20	250	247,038
2.38%, 08/14/19	800	795,504
Wells Fargo & Co.
2.13%, 04/22/19	742	739,366
Series N,
2.15%, 01/30/20	1,134	1,118,045
Wells Fargo Bank N.A.
1.75%, 05/24/19(a)	450	446,796
2.15%, 12/06/19	250	247,293
Westpac Banking Corp.
1.60%, 08/19/19	250	247,075
2.15%, 03/06/20	620	610,402
4.88%, 11/19/19	840	860,059

		42,731,601
BEVERAGES — 1.2%
Coca-Cola Co. (The),
1.38%, 05/30/19	275	272,539
Constellation Brands Inc.,
2.00%, 11/07/19	310	305,889
Molson Coors Brewing Co.,
2.25%, 03/15/20 (Call 02/15/20)	250	246,070

Security	Par (000)	Value
PepsiCo Inc.
1.55%, 05/02/19	$410	$407,019
4.50%, 01/15/20	205	209,918

		1,441,435
BIOTECHNOLOGY — 1.1%
Amgen Inc.,
2.20%, 05/22/19 (Call 04/22/19)	675	672,435
Celgene Corp.,
2.25%, 05/15/19(a)	220	219,078
Gilead Sciences Inc.
2.05%, 04/01/19(a)	115	114,560
2.35%, 02/01/20	345	341,695

		1,347,768
CHEMICALS — 1.8%
Dow Chemical Co. (The),
8.55%, 05/15/19(a)	610	636,071
Eastman Chemical Co.,
2.70%, 01/15/20 (Call 12/15/19)	445	442,219
EI du Pont de Nemours & Co.,
4.63%, 01/15/20	218	223,116
LyondellBasell Industries NV,
5.00%, 04/15/19 (Call 01/15/19)	350	352,937
Methanex Corp.,
3.25%, 12/15/19	100	99,324
Nutrien Ltd.
4.88%, 03/30/20	100	102,188
6.50%, 05/15/19	35	35,943
PPG Industries Inc.,
2.30%, 11/15/19 (Call 10/15/19)	100	99,089
Praxair Inc.,
4.50%, 08/15/19	170	173,167

		2,164,054
COMPUTERS — 3.3%
Apple Inc.
1.10%, 08/02/19	120	118,316
1.55%, 02/07/20	400	392,920
1.90%, 02/07/20	140	138,268
2.10%, 05/06/19(a)	1,273	1,271,294
Dell International LLC/EMC Corp.,
3.48%, 06/01/19(c)	943	946,131
DXC Technology Co.,
2.88%, 03/27/20	15	14,866
IBM Credit LLC,
1.63%, 09/06/19	350	345,779
International Business Machines Corp.
1.80%, 05/17/19	265	263,338
1.90%, 01/27/20	250	246,538
8.38%, 11/01/19	200	213,332

		3,950,782
COSMETICS & PERSONAL CARE — 0.1%
Procter & Gamble Co. (The),
1.90%, 11/01/19	170	168,258

DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 05/15/19	250	251,362
Air Lease Corp.,
2.13%, 01/15/20(a)	140	137,507
American Express Co.,
8.13%, 05/20/19	200	208,462
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	50	49,740
2.20%, 03/03/20 (Call 02/01/20)	595	587,324
2.25%, 08/15/19(a)	713	709,499
Ameriprise Financial Inc.,
5.30%, 03/15/20	190	196,449
International Lease Finance Corp.
5.88%, 04/01/19	240	244,457
6.25%, 05/15/19	310	317,803
Jefferies Group LLC,
8.50%, 07/15/19	155	162,953
Mastercard Inc.,
2.00%, 04/01/19(a)	125	124,553
Nasdaq Inc.,
5.55%, 01/15/20	190	196,464
National Rural Utilities Cooperative Finance Corp.,
2.00%, 01/27/20 (Call 12/27/19)	260	256,391
Nomura Holdings Inc.,
6.70%, 03/04/20	300	314,859

366

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	$405	$399,739
3.00%, 08/15/19 (Call 07/15/19)	225	224,761
TD Ameritrade Holding Corp.,
5.60%, 12/01/19	320	330,701

		4,713,024
ELECTRIC — 3.1%
Berkshire Hathaway Energy Co.,
2.40%, 02/01/20 (Call 01/01/20)	175	173,422
Consolidated Edison Inc.,
2.00%, 03/15/20	160	157,250
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	250	247,945
5.20%, 08/15/19(a)	140	143,115
Series B,
1.60%, 08/15/19	250	246,432
DTE Energy Co.,
2.40%, 12/01/19 (Call 11/01/19)	100	98,908
Duke Energy Corp.,
5.05%, 09/15/19	315	321,829
Eversource Energy,
4.50%, 11/15/19	90	91,481
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	275	273,757
5.20%, 10/01/19	120	122,651
Georgia Power Co.
2.00%, 03/30/20	50	49,117
4.25%, 12/01/19	75	76,255
Kansas City Power & Light Co.,
7.15%, 04/01/19	100	102,736
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	74,446
2.70%, 09/15/19 (Call 08/15/19)	140	139,167
Portland General Electric Co.,
6.10%, 04/15/19	25	25,511
Public Service Co. of Colorado,
5.13%, 06/01/19	120	122,118
Sempra Energy
2.40%, 02/01/20	100	98,763
2.40%, 03/15/20 (Call 02/15/20)	355	349,757
Southern Co. (The)
1.85%, 07/01/19	350	347,340
2.15%, 09/01/19 (Call 08/01/19)	465	461,010

		3,723,010
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.,
4.88%, 10/15/19	150	153,345

ELECTRONICS — 0.5%
Honeywell International Inc.
1.40%, 10/30/19	352	346,100
1.80%, 10/30/19	200	197,630

		543,730
ENVIRONMENTAL CONTROL — 0.2%
Republic Services Inc.,
5.00%, 03/01/20	235	241,477

FOOD — 1.5%
General Mills Inc.,
2.20%, 10/21/19	350	346,234
JM Smucker Co. (The),
2.50%, 03/15/20	205	203,028
Kellogg Co.,
4.15%, 11/15/19	75	76,044
Kraft Heinz Foods Co.,
5.38%, 02/10/20	265	274,015
Kroger Co. (The)
1.50%, 09/30/19	260	255,151
6.15%, 01/15/20	120	124,955
Sysco Corp.,
1.90%, 04/01/19	200	198,856
Tyson Foods Inc.,
2.65%, 08/15/19 (Call 07/15/19)	385	383,383

		1,861,666
GAS — 0.2%
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19 (Call 11/15/19)	200	198,272

Security	Par (000)	Value
Health Care — Products — 2.2%
Abbott Laboratories
2.00%, 03/15/20	$480	$472,152
2.35%, 11/22/19	86	85,452
Becton Dickinson and Co.
2.13%, 06/06/19	270	267,989
2.68%, 12/15/19	280	278,177
Boston Scientific Corp.,
6.00%, 01/15/20	215	223,327
Life Technologies Corp.,
6.00%, 03/01/20	350	363,685
Medtronic Inc.,
2.50%, 03/15/20	864	857,753
Stryker Corp.,
4.38%, 01/15/20	50	50,892

		2,599,427
HEALTH CARE — SERVICES — 0.9%
Anthem Inc.,
2.25%, 08/15/19	345	342,499
Humana Inc.,
2.63%, 10/01/19	115	114,280
Laboratory Corp. of America Holdings,
2.63%, 02/01/20	150	148,715
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	115	113,611
2.70%, 04/01/19	170	169,816
UnitedHealth Group Inc.,
2.30%, 12/15/19	150	148,735

		1,037,656
HOLDING COMPANIES — DIVERSIFIED — 0.3%
Ares Capital Corp.,
3.88%, 01/15/20 (Call 12/15/19)	125	125,264
FS Investment Corp.
4.00%, 07/15/19	100	100,388
4.25%, 01/15/20 (Call 12/15/19)	100	100,096

		325,748
HOME BUILDERS — 0.0%
DR Horton Inc., 4.00%, 02/15/20	50	50,422

HOUSEWARES — 0.0%
Newell Brands Inc.,
2.88%, 12/01/19 (Call 11/01/19)	45	44,695

INSURANCE — 2.0%
Aflac Inc.,
2.40%, 03/16/20	200	197,994
Allstate Corp. (The),
7.45%, 05/16/19	150	155,250
American International Group Inc.,
2.30%, 07/16/19 (Call 06/16/19)	545	542,673
Berkshire Hathaway Finance Corp.,
1.30%, 08/15/19	35	34,536
Berkshire Hathaway Inc.,
2.10%, 08/14/19	390	388,081
Chubb INA Holdings Inc.,
5.90%, 06/15/19	60	61,552
Hartford Financial Services Group Inc. (The),
5.50%, 03/30/20	260	269,243
Marsh & McLennan Companies Inc.,
2.35%, 03/06/20 (Call 02/06/20)	225	222,041
Protective Life Corp.,
7.38%, 10/15/19	125	131,148
Prudential Financial Inc.,
7.38%, 06/15/19(a)	310	322,102
Travelers Companies Inc. (The),
5.90%, 06/02/19	100	102,630
WR Berkley Corp.,
7.38%, 09/15/19	10	10,466

		2,437,716
INTERNET — 1.0%
Alibaba Group Holding Ltd.,
2.50%, 11/28/19 (Call 10/28/19)	400	396,756
Amazon.com Inc.,
2.60%, 12/05/19 (Call 11/05/19)	303	302,439
Baidu Inc.,
2.75%, 06/09/19(a)	200	199,266
eBay Inc.,
2.20%, 08/01/19 (Call 07/01/19)(a)	370	367,917

		1,266,378
MACHINERY — 2.0%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	290	287,013
2.00%, 03/05/20	285	280,842
2.10%, 06/09/19(a)	355	353,236

367

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.10%, 01/10/20	$70	$69,249
CNH Industrial Capital LLC,
3.38%, 07/15/19	250	250,585
John Deere Capital Corp.
1.25%, 10/09/19	145	142,303
1.70%, 01/15/20	65	63,900
2.05%, 03/10/20	100	98,478
2.20%, 03/13/20	50	49,393
2.25%, 04/17/19	250	249,302
2.30%, 09/16/19	295	293,357
Rockwell Automation Inc.,
2.05%, 03/01/20 (Call 02/01/20)	130	127,689
Roper Technologies Inc.,
6.25%, 09/01/19	150	154,927

		2,420,274
MANUFACTURING — 1.4%
3M Co.,
1.63%, 06/15/19	320	317,181
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	412	406,586
5.50%, 01/08/20(a)	330	340,906
6.00%, 08/07/19	375	386,539
Illinois Tool Works Inc.,
6.25%, 04/01/19	175	179,342

		1,630,554
MEDIA — 2.7%
CBS Corp.,
2.30%, 08/15/19 (Call 07/15/19)	275	272,916
Comcast Corp.
5.15%, 03/01/20	345	355,892
5.70%, 07/01/19	275	282,274
Discovery Communications LLC,
2.20%, 09/20/19	285	281,953
Time Warner Cable LLC
5.00%, 02/01/20	595	607,001
8.25%, 04/01/19	235	242,938
Viacom Inc.,
5.63%, 09/15/19	35	35,897
Walt Disney Co. (The)
1.85%, 05/30/19	365	362,795
1.95%, 03/04/20	230	226,412
Warner Media LLC
2.10%, 06/01/19	205	204,041
4.88%, 03/15/20	355	363,651

		3,235,770
MINING — 0.1%
Newmont Mining Corp.,
5.13%, 10/01/19	100	102,046

OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.,
5.63%, 12/15/19	125	128,496

OIL & GAS — 5.4%
BP Capital Markets PLC
1.68%, 05/03/19	475	471,518
2.24%, 05/10/19	285	284,330
2.32%, 02/13/20	330	326,380
2.52%, 01/15/20	280	278,124
Cenovus Energy Inc.,
5.70%, 10/15/19	315	322,475
Chevron Corp.
1.56%, 05/16/19	470	466,188
1.96%, 03/03/20 (Call 02/03/20)	550	542,751
2.19%, 11/15/19 (Call 10/15/19)	165	163,839
EOG Resources Inc.,
5.63%, 06/01/19(a)	250	255,515
EQT Corp.,
8.13%, 06/01/19	300	312,336
Exxon Mobil Corp.,
1.91%, 03/06/20 (Call 02/06/20)	615	607,227
Husky Energy Inc.,
7.25%, 12/15/19	140	147,228
Pioneer Natural Resources Co.,
7.50%, 01/15/20	140	148,324

Security	Par (000)	Value
Shell International Finance BV
1.38%, 05/10/19	$300	$297,153
1.38%, 09/12/19	270	265,721
4.30%, 09/22/19	710	721,942
4.38%, 03/25/20	350	358,236
Total Capital International SA,
2.10%, 06/19/19(a)	285	283,720
Valero Energy Corp.,
6.13%, 02/01/20	233	242,089

		6,495,096
PACKAGING & CONTAINERS — 0.1%
WestRock RKT Co.,
3.50%, 03/01/20	150	150,026

PHARMACEUTICALS — 4.6%
Allergan Funding SCS
2.45%, 06/15/19	230	228,956
3.00%, 03/12/20 (Call 02/12/20)	910	906,251
AstraZeneca PLC,
1.95%, 09/18/19	290	286,749
Cardinal Health Inc.,
1.95%, 06/14/19	300	297,780
CVS Health Corp.,
2.25%, 08/12/19 (Call 07/12/19)	420	417,459
Express Scripts Holding Co.,
2.25%, 06/15/19(a)	435	432,481
Express Scripts Inc.,
7.25%, 06/15/19	25	25,917
Johnson & Johnson,
1.88%, 12/05/19	215	212,648
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	85	86,962
Merck & Co. Inc.,
1.85%, 02/10/20	260	256,295
Merck Sharp & Dohme Corp.,
5.00%, 06/30/19	372	379,507
Mylan NV,
2.50%, 06/07/19	231	230,212
Novartis Capital Corp.,
1.80%, 02/14/20	155	152,542
Pfizer Inc.,
2.10%, 05/15/19	765	763,110
Shire Acquisitions Investments Ireland DAC,
1.90%, 09/23/19	865	853,340

		5,530,209
PIPELINES — 1.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.50%, 10/15/19 (Call 09/15/19)	100	102,230
Enable Midstream Partners LP,
2.40%, 05/15/19 (Call 04/15/19)	50	49,752
Enbridge Energy Partners LP,
5.20%, 03/15/20	20	20,555
Energy Transfer Partners LP,
9.00%, 04/15/19	125	130,123
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	130	129,251
5.25%, 01/31/20	225	231,946
Kinder Morgan Energy Partners LP,
6.85%, 02/15/20	50	52,569
Kinder Morgan Inc./DE,
3.05%, 12/01/19 (Call 11/01/19)	540	539,654
Magellan Midstream Partners LP,
6.55%, 07/15/19	144	148,956
Phillips 66 Partners LP,
2.65%, 02/15/20 (Call 01/15/20)	75	74,239
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	35	34,629
5.75%, 01/15/20	100	103,110
TransCanada PipeLines Ltd.,
2.13%, 11/15/19	290	286,737
Williams Partners LP,
5.25%, 03/15/20	380	391,313

		2,295,064
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Alexandria Real Estate Equities Inc.,
2.75%, 01/15/20 (Call 12/15/19)	100	99,132
Boston Properties LP,
5.88%, 10/15/19 (Call 07/15/19)	275	282,142
Digital Realty Trust LP,
5.88%, 02/01/20 (Call 11/03/19)	83	85,530
ERP Operating LP,
2.38%, 07/01/19 (Call 06/01/19)	225	224,050
Government Properties Income Trust,
3.75%, 08/15/19 (Call 07/15/19)	150	150,334
HCP Inc.,
2.63%, 02/01/20 (Call 11/01/19)	210	207,671
Select Income REIT,
3.60%, 02/01/20 (Call 01/01/20)	100	99,334

368

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Welltower Inc.,
4.13%, 04/01/19 (Call 01/01/19)	$300	$301,455
Weyerhaeuser Co.,
7.38%, 10/01/19	115	120,448

		1,570,096
RETAIL — 1.9%
AutoNation Inc.,
5.50%, 02/01/20	135	139,104
Costco Wholesale Corp.
1.70%, 12/15/19	310	305,672
1.75%, 02/15/20	225	221,330
Home Depot Inc. (The),
2.00%, 06/15/19 (Call 05/15/19)	350	348,345
McDonald’s Corp.,
1.88%, 05/29/19	175	173,857
Target Corp.,
2.30%, 06/26/19	291	290,127
Walgreens Boots Alliance Inc.,
2.70%, 11/18/19 (Call 10/18/19)	290	288,924
Walmart Inc.,
1.75%, 10/09/19	515	509,392

		2,276,751
SEMICONDUCTORS — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 01/15/20(a)	720	710,654
Lam Research Corp.,
2.75%, 03/15/20 (Call 02/15/20)	260	258,079

		968,733
SOFTWARE — 2.7%
Adobe Systems Inc.,
4.75%, 02/01/20	310	318,333
CA Inc.,
5.38%, 12/01/19	285	292,208
Microsoft Corp.
1.10%, 08/08/19	375	369,701
1.85%, 02/06/20	125	123,417
1.85%, 02/12/20 (Call 01/12/20)	750	740,302
4.20%, 06/01/19(a)	315	319,470
Oracle Corp.
2.25%, 10/08/19	565	562,147
5.00%, 07/08/19(a)	500	511,050

		3,236,628
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV
5.00%, 10/16/19	300	305,880
5.00%, 03/30/20	400	409,520
AT&T Inc.,
5.20%, 03/15/20	505	520,812
Cisco Systems Inc.
1.40%, 09/20/19	225	221,886
4.45%, 01/15/20	815	833,818
Deutsche Telekom International Finance BV,
6.00%, 07/08/19	325	334,415
Orange SA
1.63%, 11/03/19	390	383,366
5.38%, 07/08/19	325	332,521
Telefonica Emisiones SAU,
5.88%, 07/15/19(a)	295	303,239
Verizon Communications Inc.,
2.63%, 02/21/20	320	318,567

		3,964,024

Security	Par/ Shares (000)	Value
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC,
4.70%, 10/01/19	$215	$219,436
Canadian National Railway Co.,
2.40%, 02/03/20	125	123,881
FedEx Corp.,
2.30%, 02/01/20	180	178,558
Norfolk Southern Corp.,
5.90%, 06/15/19	60	61,539
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	125	124,110
2.55%, 06/01/19 (Call 05/01/19)	170	169,592
2.65%, 03/02/20 (Call 02/02/20)	160	158,536
United Parcel Service Inc.,
5.13%, 04/01/19	200	203,154

		1,238,806
TRUCKING & LEASING — 0.1%
GATX Corp.,
2.60%, 03/30/20 (Call 02/28/20)(a)	150	147,882

TOTAL CORPORATE BONDS & NOTES — 94.5%
(Cost: $114,736,863)		113,835,405

INVESTMENT COMPANIES

EXCHANGE TRADED FUNDS — 2.6%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF(b)	128	3,130,392

TOTAL INVESTMENT COMPANIES — 2.6%
(Cost $3,047,085)		3,130,392

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(d)(e)	7,251	7,252,939
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(d)	4,587	4,587,108

		11,840,047

TOTAL SHORT-TERM INVESTMENTS — 9.8%
(Cost: $11,838,666)		11,840,047

TOTAL INVESTMENTS IN SECURITIES — 106.9%
(Cost: $129,622,614)		128,805,844
Other Assets, Less Liabilities — (6.9)%		(8,342,008)

NET ASSETS — 100.0%		$120,463,836

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)		Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614	5,637	(a)	—	7,251	$7,252,939	$8,534	(b)	$79	$1,058
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177	3,410	(a)	—	4,587	4,587,108	22,435		—	—

369

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF
July 31, 2018

Affiliates (continued)

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)	Par/ shares sold (000)	Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—	—	128	$3,130,392	$43,204	$—	$(37,236)
PNC Bank N.A.
1.45%, 07/29/19	—	175	—	175	172,872	1,446	—	98
2.25%, 07/02/19	250	—	—	250	249,060	3,593	—	(1,614)
2.40%, 10/18/19	500	—	—	500	496,760	7,653	—	(5,893)
PNC Funding Corp. 5.13%, 02/08/20	200	230	(20)	410	422,202	7,729	324	(7,418)

					$16,311,333	$94,594	$403	$(51,005)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$113,835,405	$—	$113,835,405
Investment Companies	3,130,392	—	—	3,130,392
Money Market Funds	11,840,047	—	—	11,840,047

	$14,970,439	$113,835,405	$—	$128,805,844

Portfolio Abbreviations — Equity

REIT — Real Estate Investment Trust

370

Schedule of Investments (Unaudited)	iSHARES® iBONDS MAR 2020 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 2.1%
Boeing Capital Corp.,
4.70%, 10/27/19	$434	$443,526
Boeing Co. (The),
4.88%, 02/15/20	478	492,742
Lockheed Martin Corp.,
4.25%, 11/15/19	184	187,123
Northrop Grumman Corp.,
5.05%, 08/01/19	82	83,755
Raytheon Co.,
4.40%, 02/15/20	336	343,412
United Technologies Corp.,
1.50%, 11/01/19	385	378,547

		1,929,105
AGRICULTURE — 4.2%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,175	1,168,514
9.25%, 08/06/19	400	425,244
Bunge Ltd. Finance Corp.,
8.50%, 06/15/19	235	245,820
Philip Morris International Inc.
2.00%, 02/21/20	1,300	1,280,461
4.50%, 03/26/20	552	564,972
Reynolds American Inc.,
8.13%, 06/23/19	154	160,942

		3,845,953
AIRLINES — 0.3%
Continental Airlines Inc. Pass Through Trust,
Series 2009-2, Class A,
7.25%, 11/10/19	90	93,903
Southwest Airlines Co.,
2.75%, 11/06/19 (Call 10/06/19)	225	224,057

		317,960
AUTO MANUFACTURERS — 7.0%
American Honda Finance Corp.
2.15%, 03/13/20	345	340,077
1.20%, 07/12/19	751	740,982
2.00%, 02/14/20	400	393,940
2.25%, 08/15/19	800	796,600
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	194,846
2.60%, 11/04/19	250	248,075
8.13%, 01/15/20	198	211,046
General Motors Financial Co. Inc.
2.40%, 05/09/19	275	274,068
3.15%, 01/15/20 (Call 12/15/19)	285	284,504
PACCAR Financial Corp.
1.30%, 05/10/19	518	512,727
1.95%, 02/27/20	250	246,045
2.20%, 09/15/19	25	24,814
Toyota Motor Credit Corp.
1.40%, 05/20/19	444	439,666
2.13%, 07/18/19	818	814,114
2.15%, 03/12/20(a)	915	903,151

		6,424,655
BEVERAGES — 3.0%
Anheuser-Busch InBev Worldwide Inc.,
6.88%, 11/15/19	100	104,765
Coca-Cola Co. (The),
1.38%, 05/30/19(a)	700	693,735
Coca-Cola Femsa SAB de CV,
4.63%, 02/15/20	198	202,015
Molson Coors Brewing Co.,
2.25%, 03/15/20 (Call 02/15/20)	100	98,428
PepsiCo Inc.
1.55%, 05/02/19(a)	585	580,747
4.50%, 01/15/20	1,028	1,052,662

		2,732,352
BIOTECHNOLOGY — 2.0%
Amgen Inc.,
2.20%, 05/22/19 (Call 04/22/19)	518	516,031

Security	Par (000)	Value
Gilead Sciences Inc.
1.85%, 09/20/19	$750	$741,480
2.05%, 04/01/19	134	133,487
2.35%, 02/01/20	409	405,082

		1,796,080
CHEMICALS — 3.0%
Air Products & Chemicals Inc.,
4.38%, 08/21/19	184	186,878
Dow Chemical Co. (The),
8.55%, 05/15/19	410	427,523
Eastman Chemical Co.,
2.70%, 01/15/20 (Call 12/15/19)(a)	250	248,438
EI du Pont de Nemours & Co.,
4.63%, 01/15/20(a)	868	888,372
LyondellBasell Industries NV,
5.00%, 04/15/19 (Call 01/15/19)	296	298,483
Nutrien Ltd.,
4.88%, 03/30/20	150	153,282
Praxair Inc.,
4.50%, 08/15/19	500	509,315

		2,712,291
COMMERCIAL SERVICES — 0.1%
Ecolab Inc.,
2.25%, 01/12/20	50	49,379

COMPUTERS — 5.8%
Apple Inc.
1.10%, 08/02/19	550	542,283
1.55%, 02/07/20(a)	650	638,495
1.90%, 02/07/20	250	246,908
2.10%, 05/06/19(a)	895	893,801
Dell International LLC/EMC Corp.,
3.48%, 06/01/19(a)(b)	675	677,241
International Business Machines Corp.
1.80%, 05/17/19	800	794,984
1.88%, 05/15/19(a)	493	490,229
1.90%, 01/27/20	250	246,538
8.38%, 11/01/19	700	746,662

		5,277,141
COSMETICS & PERSONAL CARE — 0.3%
Estee Lauder Companies Inc. (The),
1.80%, 02/07/20	250	245,743

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Mastercard Inc.,
2.00%, 04/01/19(a)	450	448,389
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)(a)	545	537,436
2.30%, 11/15/19 (Call 10/15/19)	247	245,073

		1,230,898
ELECTRIC — 5.2%
Berkshire Hathaway Energy Co.,
2.40%, 02/01/20 (Call 01/01/20)	120	118,918
CMS Energy Corp.,
6.25%, 02/01/20	99	103,114
Consolidated Edison Co. of New York Inc.,
6.65%, 04/01/19(a)	393	402,778
Consumers Energy Co.,
6.70%, 09/15/19	268	278,345
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	85	84,301
Series B,
1.60%, 08/15/19	225	221,789
DTE Energy Co.,
2.40%, 12/01/19 (Call 11/01/19)	25	24,727
Duke Energy Corp.,
5.05%, 09/15/19	247	252,355
Duke Energy Ohio Inc.,
5.45%, 04/01/19	175	178,075
Eversource Energy,
4.50%, 11/15/19	119	120,959
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	200	199,096
5.20%, 10/01/19	150	153,314
Georgia Power Co.
2.00%, 03/30/20	100	98,234
4.25%, 12/01/19	281	285,701
Kansas City Power & Light Co.,
7.15%, 04/01/19	184	189,034

371

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
NextEra Energy Capital Holdings Inc.,
2.40%, 09/15/19 (Call 08/15/19)	$200	$198,522
Portland General Electric Co.,
6.10%, 04/15/19	99	101,025
Progress Energy Inc.,
4.88%, 12/01/19	100	102,245
Public Service Co. of Colorado,
5.13%, 06/01/19	315	320,560
Sempra Energy
2.40%, 02/01/20	45	44,443
2.40%, 03/15/20 (Call 02/15/20)	119	117,242
Southern Co. (The)
1.85%, 07/01/19	367	364,211
2.15%, 09/01/19 (Call 08/01/19)	294	291,477
Southern Power Co.,
Series D,
1.95%, 12/15/19	100	98,431
TECO Finance Inc.,
5.15%, 03/15/20	150	153,771
Virginia Electric & Power Co.,
5.00%, 06/30/19	200	203,450

		4,706,117
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Emerson Electric Co.,
4.88%, 10/15/19	450	460,035

ELECTRONICS — 1.4%
Honeywell International Inc.
1.40%, 10/30/19	945	929,162
1.80%, 10/30/19	350	345,852

		1,275,014
ENVIRONMENTAL CONTROL — 0.2%
Republic Services Inc.
5.00%, 03/01/20	25	25,689
5.50%, 09/15/19	184	188,972

		214,661
FOOD — 1.6%
General Mills Inc.,
2.20%, 10/21/19	199	196,859
JM Smucker Co. (The),
2.50%, 03/15/20	150	148,557
Kellogg Co.,
4.15%, 11/15/19	54	54,752
Kraft Heinz Foods Co.,
5.38%, 02/10/20	284	293,662
Kroger Co. (The)
1.50%, 09/30/19	100	98,135
6.15%, 01/15/20	200	208,258
Sysco Corp.,
1.90%, 04/01/19(a)	198	196,867
Tyson Foods Inc.,
2.65%, 08/15/19 (Call 07/15/19)	289	287,786

		1,484,876
GAS — 0.1%
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19 (Call 11/15/19)	80	79,309

HEALTH CARE — PRODUCTS — 3.2%
Abbott Laboratories
2.00%, 03/15/20	300	295,095
2.35%, 11/22/19	35	34,777
Boston Scientific Corp.,
6.00%, 01/15/20	179	185,933
Life Technologies Corp.,
6.00%, 03/01/20	184	191,194
Medtronic Inc.,
2.50%, 03/15/20(a)	1,827	1,813,791
Stryker Corp.,
4.38%, 01/15/20	250	254,460
Zimmer Biomet Holdings Inc.,
4.63%, 11/30/19	99	100,739

		2,875,989
HEALTH CARE — SERVICES — 0.3%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	49,396
2.70%, 04/01/19	205	204,779

		254,175

Security	Par (000)	Value
HOUSEWARES — 0.1%
Newell Brands Inc.,
2.88%, 12/01/19 (Call 11/01/19)	$100	$99,323

INTERNET — 2.9%
Alibaba Group Holding Ltd.,
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,467,005
Amazon.com Inc.,
2.60%, 12/05/19 (Call 11/05/19)	200	199,630
Baidu Inc.,
2.75%, 06/09/19(a)	690	687,468
eBay Inc.,
2.20%, 08/01/19 (Call 07/01/19)	300	298,311

		2,652,414
MACHINERY — 5.3%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	750	742,275
2.00%, 03/05/20	247	243,396
2.10%, 06/09/19(a)	533	530,351
2.10%, 01/10/20	250	247,318
2.25%, 12/01/19	525	520,957
John Deere Capital Corp.
1.25%, 10/09/19	625	613,375
1.70%, 01/15/20	1,075	1,056,800
2.05%, 03/10/20	247	243,241
2.25%, 04/17/19	389	387,915
2.30%, 09/16/19	60	59,666
Rockwell Automation Inc.,
2.05%, 03/01/20 (Call 02/01/20)	184	180,728

		4,826,022
MANUFACTURING — 3.1%
3M Co.,
1.63%, 06/15/19	205	203,194
General Electric Co.
2.10%, 12/11/19	535	528,195
2.20%, 01/09/20 (Call 12/09/19)(a)	247	243,754
5.50%, 01/08/20	600	619,830
6.00%, 08/07/19	770	793,693
Illinois Tool Works Inc.,
6.25%, 04/01/19	419	429,395

		2,818,061
MEDIA — 4.0%
Comcast Corp.
5.15%, 03/01/20	1,100	1,134,727
5.70%, 07/01/19(a)	515	528,622
Thomson Reuters Corp.,
4.70%, 10/15/19	107	108,810
Viacom Inc.,
5.63%, 09/15/19	50	51,282
Walt Disney Co. (The)
0.88%, 07/12/19(a)	357	351,152
1.85%, 05/30/19	1,070	1,063,537
Warner Media LLC
2.10%, 06/01/19	250	248,830
4.88%, 03/15/20	200	204,874

		3,691,834
MINING — 0.4%
BHP Billiton Finance USA Ltd.,
6.50%, 04/01/19	300	307,209
Newmont Mining Corp.,
5.13%, 10/01/19	94	95,923

		403,132
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.,
5.63%, 12/15/19	107	109,993

OIL & GAS — 10.0%
BP Capital Markets PLC
1.68%, 05/03/19	250	248,168
2.24%, 05/10/19	583	581,630
2.32%, 02/13/20	667	659,683
2.52%, 01/15/20	835	829,405

372

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chevron Corp.
1.56%, 05/16/19	$465	$461,229
1.96%, 03/03/20 (Call 02/03/20)	1,341	1,323,326
2.19%, 11/15/19 (Call 10/15/19)	503	499,459
EOG Resources Inc.,
5.63%, 06/01/19	250	255,515
Exxon Mobil Corp.,
1.91%, 03/06/20 (Call 02/06/20)	1,063	1,049,564
Husky Energy Inc.,
7.25%, 12/15/19	94	98,853
Pioneer Natural Resources Co.,
7.50%, 01/15/20	98	103,827
Shell International Finance BV
1.38%, 05/10/19(a)	793	785,474
4.30%, 09/22/19(a)	874	888,701
4.38%, 03/25/20	550	562,941
Total Capital International SA,
2.10%, 06/19/19	712	708,803
Valero Energy Corp.,
6.13%, 02/01/20	94	97,667

		9,154,245
PACKAGING & CONTAINERS — 0.0%
Bemis Co. Inc.,
6.80%, 08/01/19	41	42,379

PHARMACEUTICALS — 9.2%
Allergan Funding SCS
2.45%, 06/15/19	155	154,296
3.00%, 03/12/20 (Call 02/12/20)	500	497,940
AstraZeneca PLC,
1.95%, 09/18/19	265	262,029
Cardinal Health Inc.
1.95%, 06/14/19(a)	175	173,705
2.40%, 11/15/19	198	196,238
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	99,395
3.13%, 03/09/20	500	499,850
Express Scripts Holding Co.,
2.25%, 06/15/19	264	262,471
Express Scripts Inc.,
7.25%, 06/15/19	54	55,980
Johnson & Johnson,
1.88%, 12/05/19	507	501,453
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	304	311,016
Merck & Co. Inc.,
1.85%, 02/10/20	1,200	1,182,900
Merck Sharp & Dohme Corp.,
5.00%, 06/30/19	720	734,530
Mylan NV,
2.50%, 06/07/19	163	162,444
Novartis Capital Corp.,
1.80%, 02/14/20	675	664,295
Pfizer Inc.
1.45%, 06/03/19	530	525,241
1.70%, 12/15/19	400	394,072
2.10%, 05/15/19(a)	1,184	1,181,076
Shire Acquisitions Investments Ireland DAC,
1.90%, 09/23/19	507	500,166

		8,359,097
PIPELINES — 1.4%
Enbridge Energy Partners LP,
5.20%, 03/15/20	94	96,607
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	174	172,998
5.25%, 01/31/20	100	103,087
Kinder Morgan Energy Partners LP,
6.85%, 02/15/20	97	101,984
Kinder Morgan Inc./DE,
3.05%, 12/01/19 (Call 11/01/19)	185	184,882
Phillips 66 Partners LP,
2.65%, 02/15/20 (Call 01/15/20)	49	48,503
TransCanada PipeLines Ltd.,
2.13%, 11/15/19	400	395,500
Williams Partners LP,
5.25%, 03/15/20	176	181,239

		1,284,800
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Weyerhaeuser Co.,
7.38%, 10/01/19	82	85,884

RETAIL — 4.2%
AutoNation Inc.,
5.50%, 02/01/20	82	84,493

Security	Par (000)	Value
Costco Wholesale Corp.
1.70%, 12/15/19	$896	$883,492
1.75%, 02/15/20	150	147,553
Home Depot Inc. (The),
2.00%, 06/15/19 (Call 05/15/19)(a)	644	640,954
Lowe’s Companies Inc.,
1.15%, 04/15/19	350	346,486
McDonald’s Corp.,
1.88%, 05/29/19	100	99,347
Target Corp.,
2.30%, 06/26/19(a)	768	765,696
Walgreens Boots Alliance Inc.,
2.70%, 11/18/19 (Call 10/18/19)(a)	298	296,894
Walmart Inc.,
1.75%, 10/09/19	600	593,466

		3,858,381
SEMICONDUCTORS — 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 01/15/20(a)	525	518,186
Lam Research Corp.,
2.75%, 03/15/20 (Call 02/15/20)	210	208,448
Texas Instruments Inc.,
1.65%, 08/03/19	545	539,201

		1,265,835
SOFTWARE — 5.6%
Adobe Systems Inc.,
4.75%, 02/01/20	478	490,849
Microsoft Corp.
1.10%, 08/08/19	705	695,038
1.85%, 02/12/20 (Call 01/12/20)	1,393	1,374,989
4.20%, 06/01/19(a)	250	253,547
Oracle Corp.
2.25%, 10/08/19	1,459	1,451,632
5.00%, 07/08/19(a)	794	811,547

		5,077,602
TELECOMMUNICATIONS — 6.3%
America Movil SAB de CV,
5.00%, 03/30/20(a)	1,800	1,842,840
AT&T Inc.
5.20%, 03/15/20	199	205,231
5.88%, 10/01/19	175	180,688
Cisco Systems Inc.
1.40%, 09/20/19	685	675,520
4.45%, 01/15/20	1,621	1,658,429
Deutsche Telekom International Finance BV,
6.00%, 07/08/19	236	242,837
Orange SA
1.63%, 11/03/19	250	245,747
5.38%, 07/08/19	132	135,054
Telefonica Emisiones SAU,
5.88%, 07/15/19	94	96,625
Telefonos de Mexico SAB de CV,
5.50%, 11/15/19	200	205,634
Verizon Communications Inc.,
2.63%, 02/21/20	300	298,656

		5,787,261
TRANSPORTATION — 1.7%
Burlington Northern Santa Fe LLC,
4.70%, 10/01/19	252	257,199
Norfolk Southern Corp.,
5.90%, 06/15/19(a)	198	203,079
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	68	67,516
2.55%, 06/01/19 (Call 05/01/19)	194	193,534
United Parcel Service Inc.,
5.13%, 04/01/19	828	841,057

		1,562,385

TOTAL CORPORATE BONDS & NOTES — 97.4%
(Cost: $89,980,958)		88,990,381

373

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2020 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	7,389	$7,390,989
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	2,410	2,410,061

		9,801,050

TOTAL SHORT-TERM INVESTMENTS — 10.8%
(Cost: $9,799,561)		9,801,050

TOTAL INVESTMENTS IN SECURITIES — 108.2%
(Cost: $99,780,519)		98,791,431
Other Assets, Less Liabilities — (8.2)%		(7,446,049)

NET ASSETS — 100.0%		$91,345,382

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,973	5,416	7,389	$7,390,989	$9,701	(a)	$(609)	$1,259
BlackRock Cash Funds: Treasury, SL Agency Shares	856	1,554	2,410	2,410,061	14,968		—	—

				$9,801,050	$24,669		$(609)	$1,259

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$88,990,381	$—	$88,990,381
Money Market Funds	9,801,050	—	—	9,801,050

	$9,801,050	$88,990,381	$—	$98,791,431

374

Schedule of Investments (Unaudited)	iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES
ADVERTISING — 0.5%
Omnicom Group Inc./Omnicom Capital Inc.,
3.63%, 05/01/22	$240	$238,505
WPP Finance 2010,
3.63%, 09/07/22	150	146,704

		385,209
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.,
2.25%, 11/15/22 (Call 08/15/22)	150	143,793
Lockheed Martin Corp.,
3.10%, 01/15/23 (Call 11/15/22)(a)	125	123,296
Northrop Grumman Corp.,
2.55%, 10/15/22 (Call 09/15/22)	250	240,957
Raytheon Co.,
2.50%, 12/15/22 (Call 09/15/22)	200	194,026
United Technologies Corp.,
3.10%, 06/01/22	485	478,933

		1,181,005
AGRICULTURE — 1.8%
Altria Group Inc.,
2.85%, 08/09/22	380	371,628
BAT Capital Corp.,
2.76%, 08/15/22 (Call 07/15/22)(b)	575	555,272
Philip Morris International Inc.
2.50%, 08/22/22	300	288,957
2.63%, 03/06/23	100	96,021

		1,311,878
AUTO MANUFACTURERS — 1.6%
Ford Motor Credit Co. LLC,
4.25%, 09/20/22	200	200,556
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	72,946
3.25%, 01/05/23 (Call 12/05/22)	50	48,310
3.45%, 04/10/22 (Call 02/10/22)	460	452,571
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	96,799
2.80%, 07/13/22	250	245,510

		1,116,692
BANKS — 20.8%
Banco Santander SA
3.13%, 02/23/23	200	191,834
3.50%, 04/11/22	200	198,188
Bank of America Corp.,
3.30%, 01/11/23	1,250	1,233,737
Bank of Montreal,
2.55%, 11/06/22 (Call 10/06/22)	400	385,248
Bank of Nova Scotia (The),
2.45%, 09/19/22	250	240,283
Barclays PLC,
3.68%, 01/10/23 (Call 01/10/22)	200	195,146
BB&T Corp.,
2.75%, 04/01/22 (Call 03/01/22)(a)	215	210,494
BNP Paribas SA,
3.25%, 03/03/23	185	182,799
Canadian Imperial Bank of Commerce,
2.55%, 06/16/22	215	207,709
Capital One Financial Corp.,
3.20%, 01/30/23 (Call 12/30/22)	50	48,547
Capital One N.A.,
2.65%, 08/08/22 (Call 07/08/22)	250	240,028
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	400	387,576
3.38%, 03/01/23	200	196,806
4.05%, 07/30/22	275	276,658
Cooperatieve Rabobank UA,
3.95%, 11/09/22	500	499,500
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22	500	498,765
Deutsche Bank AG/New York NY,
3.95%, 02/27/23	250	242,650
Fifth Third Bancorp.,
2.60%, 06/15/22 (Call 05/15/22)	25	24,134
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	195,434
3.63%, 01/22/23	850	846,600
JPMorgan Chase & Co.
3.20%, 01/25/23	675	664,227
3.25%, 09/23/22	735	729,767
KeyBank N.A./Cleveland OH,
2.30%, 09/14/22	250	238,360
Mitsubishi UFJ Financial Group Inc.,
2.67%, 07/25/22	350	337,144
Mizuho Financial Group Inc.,
2.60%, 09/11/22	200	191,364

Security	Par (000)	Value
Morgan Stanley
2.75%, 05/19/22	$325	$315,178
3.75%, 02/25/23	975	974,990
4.88%, 11/01/22	360	373,036
MUFG Americas Holdings Corp.,
3.50%, 06/18/22	100	99,711
National Australia Bank Ltd./New York,
3.00%, 01/20/23	250	243,047
PNC Bank N.A.,
2.70%, 11/01/22 (Call 10/01/22)(c)	250	240,650
PNC Financial Services Group Inc. (The),
2.85%, 11/09/22(c)(d)	225	218,705
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	150	158,544
Santander UK Group Holdings PLC,
3.57%, 01/10/23 (Call 01/10/22)	200	195,826
Sumitomo Mitsui Banking Corp.,
3.20%, 07/18/22	250	246,132
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	241,673
2.78%, 10/18/22	250	240,818
3.10%, 01/17/23	250	243,327
SunTrust Bank/Atlanta GA,
2.45%, 08/01/22 (Call 07/01/22)	100	96,049
Synchrony Bank,
3.00%, 06/15/22 (Call 05/15/22)(a)	250	238,945
U.S. Bancorp.,
2.95%, 07/15/22 (Call 06/15/22)	350	342,181
Wells Fargo & Co.
2.63%, 07/22/22	650	626,762
3.07%, 01/24/23 (Call 01/24/22)	385	375,752
Series M,
3.45%, 02/13/23	590	578,460
Westpac Banking Corp.,
2.50%, 06/28/22	275	264,082

		14,976,866
BEVERAGES — 3.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	200	193,084
3.30%, 02/01/23 (Call 12/01/22)	1,050	1,042,461
Anheuser-Busch InBev Worldwide Inc.,
2.50%, 07/15/22	405	391,797
Diageo Investment Corp.,
2.88%, 05/11/22	275	270,770
Molson Coors Brewing Co.,
3.50%, 05/01/22	100	99,466
PepsiCo Inc.
2.75%, 03/01/23(a)	175	171,262
3.10%, 07/17/22 (Call 05/17/22)	275	274,758

		2,443,598
BIOTECHNOLOGY — 2.0%
Amgen Inc.,
3.63%, 05/15/22 (Call 02/15/22)(a)	330	332,531
Baxalta Inc.,
3.60%, 06/23/22 (Call 04/23/22)	100	98,989
Biogen Inc.,
3.63%, 09/15/22	275	275,668
Celgene Corp.
3.25%, 08/15/22	250	245,658
3.55%, 08/15/22	350	348,351
Gilead Sciences Inc.,
3.25%, 09/01/22 (Call 07/01/22)	125	124,374

		1,425,571
BUILDING MATERIALS — 0.2%
Owens Corning,
4.20%, 12/15/22 (Call 09/15/22)	170	171,051

CHEMICALS — 1.9%
Celanese U.S. Holdings LLC,
4.63%, 11/15/22	100	102,331
Dow Chemical Co. (The),
3.00%, 11/15/22 (Call 08/15/22)	205	199,994
Eastman Chemical Co.,
3.60%, 08/15/22 (Call 05/15/22)(a)	120	119,897
EI du Pont de Nemours & Co.,
2.80%, 02/15/23	250	243,140
NewMarket Corp.,
4.10%, 12/15/22	100	100,200
Nutrien Ltd.,
3.15%, 10/01/22 (Call 07/01/22)	150	145,551
Praxair Inc.,
2.20%, 08/15/22 (Call 05/15/22)	225	216,128
Sherwin-Williams Co. (The),
2.75%, 06/01/22 (Call 05/01/22)	250	242,462

		1,369,703

375

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
COMMERCIAL SERVICES — 0.9%
Block Financial LLC,
5.50%, 11/01/22 (Call 05/01/22)	$75	$78,028
Ecolab Inc.,
2.38%, 08/10/22 (Call 07/10/22)	225	216,484
Equifax Inc.,
3.30%, 12/15/22 (Call 09/15/22)	100	97,836
Moody’s Corp.,
2.63%, 01/15/23 (Call 12/15/22)	150	143,838
Verisk Analytics Inc.,
4.13%, 09/12/22	80	81,002

		617,188
COMPUTERS — 2.2%
Apple Inc.
2.70%, 05/13/22	500	492,340
2.85%, 02/23/23 (Call 12/23/22)(a)	335	330,444
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22 (Call 08/15/22)	230	235,522
HP Inc.,
4.05%, 09/15/22	75	76,009
International Business Machines Corp.,
1.88%, 08/01/22(a)	450	425,799

		1,560,114
COSMETICS & PERSONAL CARE — 0.3%
Colgate-Palmolive Co.,
1.95%, 02/01/23	225	213,505

DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 05/26/22 (Call 04/26/22)	150	147,070
Air Lease Corp.,
2.75%, 01/15/23 (Call 12/15/22)(a)	150	142,571
American Express Co.,
2.65%, 12/02/22	560	538,832
Capital One Bank USA N.A.,
3.38%, 02/15/23	250	243,195
CME Group Inc.,
3.00%, 09/15/22	185	182,536
Discover Financial Services,
3.85%, 11/21/22	250	248,310
International Lease Finance Corp.,
5.88%, 08/15/22	300	318,780
Invesco Finance PLC,
3.13%, 11/30/22	100	98,334
Jefferies Group LLC,
5.13%, 01/20/23	185	192,492
National Rural Utilities Cooperative Finance Corp.,
2.70%, 02/15/23 (Call 12/15/22)	150	145,485
ORIX Corp.,
2.90%, 07/18/22	125	120,790
TD Ameritrade Holding Corp.,
2.95%, 04/01/22 (Call 02/01/22)	235	230,709
Visa Inc.,
2.80%, 12/14/22 (Call 10/14/22)	460	451,734

		3,060,838
ELECTRIC — 4.1%
Ameren Illinois Co.,
2.70%, 09/01/22 (Call 06/01/22)	85	82,770
American Electric Power Co. Inc.,
Series F,
2.95%, 12/15/22 (Call 09/15/22)	185	180,105
Consumers Energy Co.,
2.85%, 05/15/22 (Call 02/15/22)	105	103,283
Dominion Energy Inc.,
Series B,
2.75%, 09/15/22 (Call 06/15/22)	100	96,469
DTE Energy Co.,
Series B,
3.30%, 06/15/22 (Call 04/15/22)	100	98,733
Duke Energy Corp.,
3.05%, 08/15/22 (Call 05/15/22)	225	221,083
Duke Energy Progress LLC,
2.80%, 05/15/22 (Call 02/15/22)	175	172,202
Entergy Corp.,
4.00%, 07/15/22 (Call 05/15/22)	200	202,038
Exelon Generation Co. LLC,
4.25%, 06/15/22 (Call 03/15/22)	325	331,653
FirstEnergy Corp.,
Series B,
4.25%, 03/15/23 (Call 12/15/22)	110	111,685
Georgia Power Co.,
2.85%, 05/15/22	100	97,716
Kansas City Power & Light Co.,
3.15%, 03/15/23 (Call 12/15/22)	100	97,551
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	155	158,433
7.00%, 09/01/22(a)	100	113,260
Pacific Gas & Electric Co.,
2.45%, 08/15/22 (Call 05/15/22)	200	188,826
PPL Capital Funding Inc.,
3.50%, 12/01/22 (Call 09/01/22)	250	248,043
Puget Energy Inc.,
5.63%, 07/15/22 (Call 04/15/22)	135	142,930
TransAlta Corp.,
4.50%, 11/15/22 (Call 08/15/22)	75	74,127

Security	Par (000)	Value
Virginia Electric & Power Co.,
Series C,
2.75%, 03/15/23 (Call 12/15/22)	$205	$198,737

		2,919,644
ELECTRONICS — 0.3%
Agilent Technologies Inc.,
3.20%, 10/01/22 (Call 07/01/22)	100	97,821
Arrow Electronics Inc.,
3.50%, 04/01/22 (Call 02/01/22)	100	98,345
Jabil Inc.,
4.70%, 09/15/22	50	51,143

		247,309
ENVIRONMENTAL CONTROL — 0.4%
Republic Services Inc.,
3.55%, 06/01/22 (Call 03/01/22)	120	120,337
Waste Management Inc.,
2.90%, 09/15/22 (Call 06/15/22)(a)	150	147,212

		267,549
FOOD — 1.7%
Conagra Brands Inc.,
3.20%, 01/25/23 (Call 10/25/22)	239	231,015
Flowers Foods Inc.,
4.38%, 04/01/22 (Call 01/01/22)	100	102,018
Kraft Heinz Foods Co.
3.50%, 06/06/22	325	323,109
3.50%, 07/15/22 (Call 05/15/22)	200	198,790
Kroger Co. (The),
2.80%, 08/01/22 (Call 07/01/22)	150	145,512
Tyson Foods Inc.,
4.50%, 06/15/22 (Call 03/15/22)	225	232,499

		1,232,943
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker Inc.,
2.90%, 11/01/22	100	97,992

HEALTH CARE — PRODUCTS — 1.3%
Becton Dickinson and Co.,
2.89%, 06/06/22 (Call 05/06/22)	350	339,647
Covidien International Finance SA,
3.20%, 06/15/22 (Call 03/15/22)	75	74,456
Thermo Fisher Scientific Inc.,
3.15%, 01/15/23 (Call 10/15/22)	245	239,755
Zimmer Biomet Holdings Inc.,
3.15%, 04/01/22 (Call 02/01/22)	250	245,205

		899,063
HEALTH CARE — SERVICES — 2.0%
Aetna Inc.,
2.75%, 11/15/22 (Call 08/15/22)	150	144,236
Anthem Inc.,
3.30%, 01/15/23	425	419,041
Humana Inc.,
3.15%, 12/01/22 (Call 09/01/22)	160	156,734
Laboratory Corp. of America Holdings,
3.75%, 08/23/22 (Call 05/23/22)	175	175,924
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	145,922
2.88%, 03/15/23	400	390,660

		1,432,517
HOME BUILDERS — 0.2%
NVR Inc.,
3.95%, 09/15/22 (Call 06/15/22)	150	150,582

HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co. Inc.,
2.88%, 10/01/22	100	97,603
Clorox Co. (The),
3.05%, 09/15/22 (Call 06/15/22)	125	123,730

		221,333
INSURANCE — 3.0%
American International Group Inc.,
4.88%, 06/01/22(a)	400	418,324
Berkshire Hathaway Finance Corp.,
3.00%, 05/15/22	150	149,610
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	275	268,837
3.00%, 02/11/23	185	183,416
Chubb INA Holdings Inc.
2.70%, 03/13/23	275	265,656
2.88%, 11/03/22 (Call 09/03/22)	125	122,544
Fidelity National Financial Inc.,
5.50%, 09/01/22	50	52,887

376

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hartford Financial Services Group Inc. (The),
5.13%, 04/15/22(a)	$275	$289,811
MetLife Inc.,
3.05%, 12/15/22	190	186,998
Primerica Inc.,
4.75%, 07/15/22	75	77,393
Voya Financial Inc.,
5.50%, 07/15/22	100	106,439

		2,121,915
INTERNET — 1.1%
Amazon.com Inc.,
2.50%, 11/29/22 (Call 08/29/22)	370	359,521
Baidu Inc.,
3.50%, 11/28/22	200	196,766
eBay Inc.,
2.60%, 07/15/22 (Call 04/15/22)	265	255,439

		811,726
IRON & STEEL — 0.2%
Nucor Corp.,
4.13%, 09/15/22 (Call 06/15/22)	135	138,447

MACHINERY — 1.5%
ABB Finance USA Inc.,
2.88%, 05/08/22	150	147,376
Caterpillar Inc.,
2.60%, 06/26/22 (Call 03/26/22)	300	292,434
Deere & Co.,
2.60%, 06/08/22 (Call 03/08/22)	325	317,281
Flowserve Corp.,
3.50%, 09/15/22 (Call 06/15/22)	100	97,633
John Deere Capital Corp.,
2.80%, 03/06/23	225	219,215

		1,073,939
MANUFACTURING — 1.8%
3M Co.,
2.00%, 06/26/22	200	192,438
Eaton Corp.,
2.75%, 11/02/22	300	291,417
General Electric Co.
2.70%, 10/09/22	275	266,398
3.10%, 01/09/23	300	294,048
3.15%, 09/07/22(a)	250	247,047

		1,291,348
MEDIA — 3.5%
21st Century Fox America Inc.,
3.00%, 09/15/22	250	245,445
CBS Corp.,
2.50%, 02/15/23 (Call 01/15/23)	25	23,538
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 07/23/22 (Call 05/23/22)	475	482,253
Comcast Cable Communications Holdings Inc.,
9.46%, 11/15/22(a)	185	226,327
Comcast Corp.,
3.13%, 07/15/22	375	370,013
Discovery Communications LLC,
3.30%, 05/15/22	175	172,090
NBCUniversal Media LLC,
2.88%, 01/15/23(a)	275	267,435
RELX Capital Inc.,
3.13%, 10/15/22 (Call 07/15/22)	100	97,629
Time Warner Entertainment Co. LP,
8.38%, 03/15/23	200	232,710
Walt Disney Co. (The),
2.35%, 12/01/22	185	178,643
Warner Media LLC,
3.40%, 06/15/22	195	192,855

		2,488,938
METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.,
2.50%, 01/15/23 (Call 10/15/22)	150	144,852

MINING — 0.3%
Goldcorp Inc.,
3.70%, 03/15/23 (Call 12/15/22)	145	144,907
Southern Copper Corp.,
3.50%, 11/08/22	50	49,441

		194,348
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.,
3.63%, 03/15/23 (Call 02/15/23)	100	95,454

OIL & GAS — 4.9%
Apache Corp.,
3.25%, 04/15/22 (Call 01/15/22)	275	271,276

Security	Par (000)	Value
BP Capital Markets PLC
2.50%, 11/06/22	$425	$410,019
3.25%, 05/06/22	55	54,766
Canadian Natural Resources Ltd.,
2.95%, 01/15/23 (Call 12/15/22)	200	193,198
Chevron Corp.,
2.36%, 12/05/22 (Call 09/05/22)	300	289,233
Devon Energy Corp.,
3.25%, 05/15/22 (Call 02/15/22)	150	147,467
EOG Resources Inc.,
2.63%, 03/15/23 (Call 12/15/22)	250	240,113
EQT Corp.,
3.00%, 10/01/22 (Call 09/01/22)	100	96,322
Exxon Mobil Corp.,
2.73%, 03/01/23 (Call 01/01/23)	250	245,150
Husky Energy Inc.,
3.95%, 04/15/22 (Call 01/15/22)	150	151,032
Marathon Oil Corp.,
2.80%, 11/01/22 (Call 08/01/22)	220	211,556
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	125	122,033
2.70%, 02/15/23 (Call 11/15/22)	200	194,256
Phillips 66, 4.30%, 04/01/22(a)	305	313,845
Pioneer Natural Resources Co.,
3.95%, 07/15/22 (Call 04/15/22)	130	131,600
Shell International Finance BV,
2.38%, 08/21/22	300	290,718
Total Capital International SA,
2.70%, 01/25/23	200	194,718

		3,557,302
OIL & GAS SERVICES — 0.5%
National Oilwell Varco Inc.,
2.60%, 12/01/22 (Call 09/01/22)	300	287,034
TechnipFMC PLC,
3.45%, 10/01/22 (Call 07/01/22)	50	48,807

		335,841
PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America,
3.90%, 06/15/22 (Call 03/15/22)	75	75,672
WestRock RKT Co.,
4.00%, 03/01/23 (Call 12/01/22)	75	75,690

		151,362
PHARMACEUTICALS — 6.5%
AbbVie Inc.
2.90%, 11/06/22	575	559,682
3.20%, 11/06/22 (Call 09/06/22)	150	147,604
Allergan Finance LLC,
3.25%, 10/01/22 (Call 07/01/22)	475	463,624
AstraZeneca PLC,
2.38%, 06/12/22 (Call 05/12/22)	25	24,027
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	155	147,545
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	275	262,919
3.20%, 03/15/23(a)	75	72,939
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	385	369,558
3.50%, 07/20/22 (Call 05/20/22)	300	298,206
3.70%, 03/09/23 (Call 02/09/23)(a)	550	547,646
GlaxoSmithKline Capital Inc.,
2.80%, 03/18/23	235	229,087
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	375	368,951
McKesson Corp.,
2.85%, 03/15/23 (Call 12/15/22)	150	143,640
Merck & Co. Inc.,
2.40%, 09/15/22 (Call 06/15/22)	225	218,401
Novartis Capital Corp.,
2.40%, 09/21/22	475	458,940
Zoetis Inc.,
3.25%, 02/01/23 (Call 11/01/22)	375	368,816

		4,681,585
PIPELINES — 2.7%
Energy Transfer Partners LP,
3.60%, 02/01/23 (Call 11/01/22)	175	171,482
Energy Transfer Partners LP/Regency Energy Finance Corp.,
5.00%, 10/01/22 (Call 07/01/22)	150	154,846
Enterprise Products Operating LLC,
3.35%, 03/15/23 (Call 12/15/22)	235	232,032
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	146,867
3.95%, 09/01/22 (Call 06/01/22)	350	351,575

377

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
MPLX LP,
5.50%, 02/15/23 (Call 08/31/18)	$160	$162,842
ONEOK Partners LP,
3.38%, 10/01/22 (Call 07/01/22)	135	132,945
Plains All American Pipeline LP/PAA Finance Corp.,
2.85%, 01/31/23 (Call 10/31/22)	130	123,123
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23 (Call 10/15/22)	50	48,776
TransCanada PipeLines Ltd.,
2.50%, 08/01/22	175	168,289
Western Gas Partners LP,
4.00%, 07/01/22 (Call 04/01/22)	100	99,258
Williams Partners LP,
3.35%, 08/15/22 (Call 05/15/22)	160	157,238

		1,949,273
REAL ESTATE INVESTMENT TRUSTS — 4.2%
American Tower Corp.,
3.50%, 01/31/23	145	142,647
Boston Properties LP,
3.85%, 02/01/23 (Call 11/01/22)	285	286,419
Brixmor Operating Partnership LP,
3.88%, 08/15/22 (Call 06/15/22)	165	163,965
Crown Castle International Corp.,
5.25%, 01/15/23(a)	475	498,531
DDR Corp.,
4.63%, 07/15/22 (Call 04/15/22)	100	102,563
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	95,367
3.63%, 10/01/22 (Call 07/03/22)	100	99,280
Duke Realty LP,
3.88%, 10/15/22 (Call 07/15/22)	100	100,543
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	97,334
4.00%, 12/01/22 (Call 10/01/22)	150	150,342
Hospitality Properties Trust,
5.00%, 08/15/22 (Call 02/15/22)	100	102,961
Host Hotels & Resorts LP,
4.75%, 03/01/23 (Call 12/01/22)	75	76,707
Kilroy Realty LP,
3.80%, 01/15/23 (Call 10/15/22)	75	74,170
Kimco Realty Corp.,
3.40%, 11/01/22 (Call 09/01/22)(a)	100	98,368
Liberty Property LP,
4.13%, 06/15/22 (Call 03/15/22)	200	202,760
Regency Centers Corp.,
3.75%, 11/15/22 (Call 08/15/22)	100	99,383
Simon Property Group LP,
2.75%, 02/01/23 (Call 11/01/22)	195	188,335
Ventas Realty LP/Ventas Capital Corp.,
3.25%, 08/15/22 (Call 05/15/22)	270	264,452
Weingarten Realty Investors,
3.38%, 10/15/22 (Call 07/15/22)	50	49,144
Welltower Inc.,
3.75%, 03/15/23 (Call 12/15/22)	100	99,166

		2,992,437
RETAIL — 2.6%
AutoZone Inc.,
3.70%, 04/15/22 (Call 01/15/22)	250	252,010
Home Depot Inc. (The),
2.63%, 06/01/22 (Call 05/01/22)	220	216,693
Kohl’s Corp.,
3.25%, 02/01/23 (Call 11/01/22)	150	145,131
Lowe’s Companies Inc.,
3.12%, 04/15/22 (Call 01/15/22)(a)	250	248,772
Macy’s Retail Holdings Inc.,
2.88%, 02/15/23 (Call 11/15/22)(a)	175	164,927
QVC Inc.,
4.38%, 03/15/23	220	216,993
Tapestry Inc.,
3.00%, 07/15/22 (Call 06/15/22)	25	24,127
Walgreen Co.,
3.10%, 09/15/22	345	337,479
Walmart Inc.,
2.35%, 12/15/22 (Call 11/15/22)	250	240,873

		1,847,005
SAVINGS & LOANS — 0.1%
People’s United Financial Inc.,
3.65%, 12/06/22 (Call 09/06/22)	100	99,549

SEMICONDUCTORS — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 01/15/23 (Call 12/15/22)	225	211,507
Intel Corp.,
2.70%, 12/15/22	425	415,862
Maxim Integrated Products Inc.,
3.38%, 03/15/23 (Call 12/15/22)	100	98,232
QUALCOMM Inc.,
3.00%, 05/20/22	530	520,508
Texas Instruments Inc.,
1.85%, 05/15/22 (Call 04/15/22)(a)	100	95,323

		1,341,432

Security	Par/ Shares (000)	Value
SOFTWARE — 2.1%
Fiserv Inc.,
3.50%, 10/01/22 (Call 07/01/22)	$100	$99,543
Microsoft Corp.
2.13%, 11/15/22(a)	150	144,573
2.65%, 11/03/22 (Call 09/03/22)	100	98,294
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	505	492,107
2.50%, 10/15/22	470	456,205
VMware Inc.,
2.95%, 08/21/22 (Call 07/21/22)	250	241,658

		1,532,380
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV,
3.13%, 07/16/22	200	195,338
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	200	190,880
3.00%, 06/30/22 (Call 04/30/22)	410	399,586
3.60%, 02/17/23 (Call 12/17/22)	275	272,676
Cisco Systems Inc.,
2.60%, 02/28/23	125	121,553
Motorola Solutions Inc.
3.50%, 03/01/23	70	67,836
3.75%, 05/15/22	275	273,806
Rogers Communications Inc.,
3.00%, 03/15/23 (Call 12/15/22)	125	121,810
Verizon Communications Inc.,
2.45%, 11/01/22 (Call 08/01/22)	340	325,190
Vodafone Group PLC
2.50%, 09/26/22	110	105,423
2.95%, 02/19/23	310	299,286

		2,373,384
TEXTILES — 0.1%
Mohawk Industries Inc.,
3.85%, 02/01/23 (Call 11/01/22)	100	100,394

TRANSPORTATION — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	195	191,492
3.05%, 09/01/22 (Call 06/01/22)	150	148,550
FedEx Corp.,
2.63%, 08/01/22	175	170,025
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	175	170,859
3.00%, 04/01/22 (Call 01/01/22)	125	123,374
Ryder System Inc.,
3.40%, 03/01/23 (Call 02/01/23)	50	49,337
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	117,456
4.16%, 07/15/22 (Call 04/15/22)	100	103,065
United Parcel Service Inc.,
2.45%, 10/01/22	335	324,310

		1,398,468

TOTAL CORPORATE BONDS & NOTES — 94.6%
(Cost: $69,651,537)		68,023,529

INVESTMENT COMPANIES

EXCHANGE TRADED FUNDS — 4.3%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	3,044,400

TOTAL INVESTMENT COMPANIES — 4.3%
(Cost $2,974,253)		3,044,400

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(e)(f)	3,844	3,845,599

378

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(e)	421	$421,019

		4,266,618

TOTAL SHORT-TERM INVESTMENTS — 5.9%
(Cost: $4,265,628)		4,266,618

TOTAL INVESTMENTS IN SECURITIES — 104.8%
(Cost: $76,891,418)		75,334,547
Other Assets, Less Liabilities — (4.8)%		(3,438,054)

NET ASSETS — 100.0%		$71,896,493

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Par/ shares held at 10/31/17 (000)	Par/ shares purchased (000)	Par/ shares sold (000)		Par/ shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,433	—	(589	)(a)	3,844	$3,845,599	$11,176	(b)	$(677)	$520
BlackRock Cash Funds: Treasury, SL Agency Shares	753	—	(332	)(a)	421	421,019	3,650		—	—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—	—		129	3,044,400	63,249		—	(122,550)
PNC Bank N.A. 2.70%, 11/01/22	250	—	—		250	240,650	5,276		—	(10,848)
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22	375	—	(150)		225	218,705	7,956		(6,798)	(8,503)

						$7,770,373	$91,307		$(7,475)	$(141,381)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$68,023,529	$—	$68,023,529
Investment Companies	3,044,400	—	—	3,044,400
Money Market Funds	4,266,618	—	—	4,266,618

	$7,311,018	$68,023,529	$—	$75,334,547

379

Schedule of Investments (Unaudited)	iSHARES® iBONDS MAR 2023 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.4%
Omnicom Group Inc./Omnicom Capital Inc.,
3.63%, 05/01/22	$174	$172,916

AEROSPACE & DEFENSE — 4.3%
General Dynamics Corp.,
2.25%, 11/15/22 (Call 08/15/22)	425	407,413
Lockheed Martin Corp.,
3.10%, 01/15/23 (Call 11/15/22)	75	73,978
Raytheon Co.,
2.50%, 12/15/22 (Call 09/15/22)	474	459,842
United Technologies Corp.,
3.10%, 06/01/22	980	967,740

		1,908,973
AGRICULTURE — 3.0%
Altria Group Inc.,
2.85%, 08/09/22	551	538,861
BAT Capital Corp.,
2.76%, 08/15/22 (Call 07/15/22)(a)	150	144,854
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	100	95,939
2.50%, 08/22/22	25	24,080
2.63%, 03/06/23	564	541,558

		1,345,292
AIRLINES — 0.3%
American Airlines Pass Through Trust,
Series 2013-2, Class A,
4.95%, 01/15/23	133	136,986

AUTO MANUFACTURERS — 2.4%
Ford Motor Credit Co. LLC,
4.25%, 09/20/22	200	200,556
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	48,310
3.45%, 04/10/22 (Call 02/10/22)	125	122,981
Toyota Motor Credit Corp.
2.15%, 09/08/22	350	334,211
2.63%, 01/10/23	398	385,260

		1,091,318
BEVERAGES — 4.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(b)	185	178,603
3.30%, 02/01/23 (Call 12/01/22)	45	44,677
Anheuser-Busch InBev Worldwide Inc.,
2.50%, 07/15/22	122	118,023
Coca-Cola Co. (The),
2.20%, 05/25/22(b)	100	96,708
Diageo Investment Corp.
2.88%, 05/11/22	473	465,725
8.00%, 09/15/22	100	116,838
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	250	241,635
2.75%, 03/01/23(b)	614	600,885
3.10%, 07/17/22 (Call 05/17/22)	125	124,890

		1,987,984
BIOTECHNOLOGY — 1.7%
Amgen Inc.,
3.63%, 05/15/22 (Call 02/15/22)	66	66,506
Biogen Inc.,
3.63%, 09/15/22	85	85,206
Celgene Corp.
3.25%, 08/15/22	66	64,854
3.55%, 08/15/22	125	124,411
Gilead Sciences Inc.,
3.25%, 09/01/22 (Call 07/01/22)	425	422,871

		763,848
CHEMICALS — 2.8%
Air Products & Chemicals Inc.,
2.75%, 02/03/23	66	64,239
Cabot Corp.,
3.70%, 07/15/22	76	75,399
Dow Chemical Co. (The),
3.00%, 11/15/22 (Call 08/15/22)	166	161,946
Eastman Chemical Co.,
3.60%, 08/15/22 (Call 05/15/22)(b)	66	65,943
EI du Pont de Nemours & Co.,
2.80%, 02/15/23	550	534,908
Nutrien Ltd.,
3.15%, 10/01/22 (Call 07/01/22)	83	80,538

Security	Par (000)	Value
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$66	$63,398
2.70%, 02/21/23 (Call 11/21/22)	199	193,882

		1,240,253
COMPUTERS — 4.9%
Apple Inc.
2.70%, 05/13/22	550	541,574
2.85%, 02/23/23 (Call 12/23/22)	610	601,704
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22 (Call 08/15/22)	110	112,641
HP Inc.,
4.05%, 09/15/22	58	58,780
IBM Credit LLC,
2.20%, 09/08/22	200	191,028
International Business Machines Corp.
1.88%, 08/01/22	500	473,110
2.88%, 11/09/22	200	196,216

		2,175,053
COSMETICS & PERSONAL CARE — 2.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	300	284,673
2.30%, 05/03/22(b)	191	185,813
Procter & Gamble Co. (The),
2.15%, 08/11/22	400	385,652
Unilever Capital Corp.,
2.20%, 05/05/22 (Call 04/05/22)	100	96,113

		952,251
DIVERSIFIED FINANCIAL SERVICES — 3.2%
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	100	95,888
2.40%, 04/25/22 (Call 03/25/22)	250	241,497
2.70%, 02/15/23 (Call 12/15/22)	50	48,495
Visa Inc.,
2.80%, 12/14/22 (Call 10/14/22)	1,085	1,065,503

		1,451,383
ELECTRIC — 5.4%
Ameren Illinois Co.,
2.70%, 09/01/22 (Call 06/01/22)	66	64,269
American Electric Power Co. Inc.,
Series F,
2.95%, 12/15/22 (Call 09/15/22)	85	82,751
CenterPoint Energy Houston Electric LLC,
2.25%, 08/01/22 (Call 05/01/22)	66	63,111
Connecticut Light & Power Co. (The),
2.50%, 01/15/23 (Call 10/15/22)	240	230,942
Consumers Energy Co.,
2.85%, 05/15/22 (Call 02/15/22)	66	64,921
Dominion Energy Inc.,
Series B,
2.75%, 09/15/22 (Call 06/15/22)	66	63,669
DTE Energy Co.,
Series B,
3.30%, 06/15/22 (Call 04/15/22)	85	83,923
Duke Energy Carolinas LLC,
2.50%, 03/15/23 (Call 01/15/23)	85	81,936
Duke Energy Corp.,
3.05%, 08/15/22 (Call 05/15/22)	185	181,779
Duke Energy Progress LLC,
2.80%, 05/15/22 (Call 02/15/22)	150	147,601
Entergy Corp.,
4.00%, 07/15/22 (Call 05/15/22)	25	25,255
Exelon Generation Co. LLC,
4.25%, 06/15/22 (Call 03/15/22)	191	194,910
Georgia Power Co.,
2.85%, 05/15/22	199	194,455
Northern States Power Co./MN,
2.15%, 08/15/22 (Call 02/15/22)	250	238,225
NSTAR Electric Co.,
2.38%, 10/15/22 (Call 07/15/22)	133	127,590
Oncor Electric Delivery Co. LLC,
4.10%, 06/01/22 (Call 03/01/22)	135	137,990
Pacific Gas & Electric Co.,
2.45%, 08/15/22 (Call 05/15/22)	66	62,313
PPL Capital Funding Inc.,
3.50%, 12/01/22 (Call 09/01/22)	91	90,287
Progress Energy Inc.,
3.15%, 04/01/22 (Call 01/01/22)	66	65,003
Puget Energy Inc.,
5.63%, 07/15/22 (Call 04/15/22)	66	69,877
Sempra Energy,
2.88%, 10/01/22 (Call 07/01/22)	66	64,033

380

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia Electric & Power Co.,
Series C,
2.75%, 03/15/23 (Call 12/15/22)(b)	$80	$77,556

		2,412,396
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Emerson Electric Co.,
2.63%, 02/15/23 (Call 11/15/22)	249	241,162

ELECTRONICS — 0.3%
Arrow Electronics Inc.,
3.50%, 04/01/22 (Call 02/01/22)	145	142,600

ENVIRONMENTAL CONTROL — 0.4%
Republic Services Inc.,
3.55%, 06/01/22 (Call 03/01/22)	75	75,211
Waste Management Inc.,
2.90%, 09/15/22 (Call 06/15/22)(b)	106	104,029

		179,240
FOOD — 1.0%
Conagra Brands Inc.,
3.20%, 01/25/23 (Call 10/25/22)	91	87,960
Kraft Heinz Foods Co.
3.50%, 06/06/22	100	99,418
3.50%, 07/15/22 (Call 05/15/22)	135	134,183
Sysco Corp.,
2.60%, 06/12/22	75	72,538
Tyson Foods Inc.,
4.50%, 06/15/22 (Call 03/15/22)	66	68,200

		462,299
GAS — 0.2%
National Fuel Gas Co.,
3.75%, 03/01/23 (Call 12/01/22)	70	69,030

HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker Inc.,
2.90%, 11/01/22	66	64,675

HEALTH CARE — PRODUCTS — 0.8%
Covidien International Finance SA,
3.20%, 06/15/22 (Call 03/15/22)	232	230,318
Thermo Fisher Scientific Inc.,
3.15%, 01/15/23 (Call 10/15/22)	116	113,517

		343,835
HEALTH CARE — SERVICES — 0.9%
Catholic Health Initiatives,
2.95%, 11/01/22	66	63,754
Kaiser Foundation Hospitals,
3.50%, 04/01/22	250	251,233
Laboratory Corp. of America Holdings,
3.75%, 08/23/22 (Call 05/23/22)	66	66,348

		381,335
HOME BUILDERS — 0.2%
NVR Inc.,
3.95%, 09/15/22 (Call 06/15/22)	108	108,419

HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co. Inc.,
2.88%, 10/01/22(b)	66	64,418
Clorox Co. (The),
3.05%, 09/15/22 (Call 06/15/22)	33	32,665

		97,083
INTERNET — 2.1%
Amazon.com Inc.,
2.50%, 11/29/22 (Call 08/29/22)	191	185,591
Baidu Inc.
2.88%, 07/06/22	200	192,436
3.50%, 11/28/22	400	393,532
eBay Inc.,
2.60%, 07/15/22 (Call 04/15/22)	198	190,856

		962,415
IRON & STEEL — 0.1%
Nucor Corp.,
4.13%, 09/15/22 (Call 06/15/22)	49	50,251

MACHINERY — 5.1%
ABB Finance USA Inc.,
2.88%, 05/08/22	529	519,742
Caterpillar Financial Services Corp.
2.40%, 06/06/22	150	145,202
2.63%, 03/01/23	199	192,332

Security	Par (000)	Value
2.85%, 06/01/22(b)	$100	$98,431
Caterpillar Inc.,
2.60%, 06/26/22 (Call 03/26/22)(b)	232	226,149
Deere & Co.,
2.60%, 06/08/22 (Call 03/08/22)	613	598,441
John Deere Capital Corp.,
2.80%, 03/06/23	520	506,631

		2,286,928
MANUFACTURING — 3.7%
3M Co.
2.00%, 06/26/22	292	280,959
2.25%, 03/15/23 (Call 02/15/23)	100	96,224
Eaton Corp.,
2.75%, 11/02/22	168	163,194
General Electric Co.
2.70%, 10/09/22	970	939,658
3.15%, 09/07/22(b)	125	123,524
Parker-Hannifin Corp.,
3.50%, 09/15/22	65	65,188

		1,668,747
MEDIA — 3.8%
21st Century Fox America Inc.,
3.00%, 09/15/22	116	113,886
Comcast Cable Communications Holdings Inc.,
9.46%, 11/15/22	166	203,083
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(b)	150	145,156
2.85%, 01/15/23	523	508,482
3.13%, 07/15/22	133	131,231
NBCUniversal Media LLC,
2.88%, 01/15/23	100	97,249
Walt Disney Co. (The),
2.35%, 12/01/22	415	400,741
Warner Media LLC,
3.40%, 06/15/22	116	114,724

		1,714,552
METAL FABRICATE & HARDWARE — 0.9%
Precision Castparts Corp.,
2.50%, 01/15/23 (Call 10/15/22)	398	384,341

MINING — 0.2%
Goldcorp Inc.,
3.70%, 03/15/23 (Call 12/15/22)(b)	100	99,936

OIL & GAS — 10.4%
Apache Corp.,
3.25%, 04/15/22 (Call 01/15/22)	150	147,969
BP Capital Markets PLC
2.50%, 11/06/22	830	800,742
3.25%, 05/06/22	257	255,908
Chevron Corp.,
2.36%, 12/05/22 (Call 09/05/22)	825	795,391
EOG Resources Inc.,
2.63%, 03/15/23 (Call 12/15/22)	100	96,045
Exxon Mobil Corp.,
2.73%, 03/01/23 (Call 01/01/23)	485	475,591
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	175	170,846
2.70%, 02/15/23 (Call 11/15/22)	485	471,071
Phillips 66,
4.30%, 04/01/22	193	198,597
Shell International Finance BV
2.25%, 01/06/23	439	420,742
2.38%, 08/21/22	400	387,624
Total Capital International SA,
2.70%, 01/25/23	431	419,617

		4,640,143
OIL & GAS SERVICES — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	100	96,980
National Oilwell Varco Inc.,
2.60%, 12/01/22 (Call 09/01/22)	130	124,381
TechnipFMC PLC,
3.45%, 10/01/22 (Call 07/01/22)	66	64,426

		285,787
PHARMACEUTICALS — 8.4%
AbbVie Inc.,
2.90%, 11/06/22	342	332,889
Allergan Finance LLC,
3.25%, 10/01/22 (Call 07/01/22)	133	129,815

381

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Allergan Inc./U.S.,
2.80%, 03/15/23 (Call 12/15/22)	$66	$62,707
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	265	252,253
Cardinal Health Inc.,
3.20%, 03/15/23(b)	99	96,279
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	125	119,986
3.50%, 07/20/22 (Call 05/20/22)	50	49,701
Eli Lilly & Co.,
2.35%, 05/15/22	150	146,139
GlaxoSmithKline Capital Inc.,
2.80%, 03/18/23	400	389,936
GlaxoSmithKline Capital PLC,
2.85%, 05/08/22	572	562,774
Johnson & Johnson,
2.05%, 03/01/23 (Call 01/01/23)	75	71,819
McKesson Corp.,
2.85%, 03/15/23 (Call 12/15/22)	66	63,202
Merck & Co. Inc.,
2.40%, 09/15/22 (Call 06/15/22)	400	388,268
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	385	373,704
2.40%, 09/21/22	600	579,714
Zoetis Inc.,
3.25%, 02/01/23 (Call 11/01/22)	133	130,807

		3,749,993
PIPELINES — 2.2%
Energy Transfer Partners LP,
3.60%, 02/01/23 (Call 11/01/22)	86	84,271
Enterprise Products Operating LLC,
3.35%, 03/15/23 (Call 12/15/22)	115	113,548
Kinder Morgan Energy Partners LP,
3.45%, 02/15/23 (Call 11/15/22)	91	89,099
MPLX LP,
5.50%, 02/15/23 (Call 08/31/18)	60	61,066
ONEOK Partners LP,
3.38%, 10/01/22 (Call 07/01/22)	101	99,463
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23 (Call 10/15/22)	66	64,384
TransCanada PipeLines Ltd.,
2.50%, 08/01/22	407	391,391
Williams Partners LP,
3.35%, 08/15/22 (Call 05/15/22)	91	89,429

		992,651
REAL ESTATE INVESTMENT TRUSTS — 0.8%
American Tower Corp.,
3.50%, 01/31/23	125	122,971
Crown Castle International Corp.
4.88%, 04/15/22	25	25,780
5.25%, 01/15/23(b)	185	194,165

		342,916
RETAIL — 3.8%
AutoZone Inc.,
3.70%, 04/15/22 (Call 01/15/22)	33	33,265
Costco Wholesale Corp.,
2.30%, 05/18/22 (Call 04/18/22)	250	242,625
Home Depot Inc. (The),
2.63%, 06/01/22 (Call 05/01/22)	500	492,485
Lowe’s Companies Inc.,
3.12%, 04/15/22 (Call 01/15/22)	325	323,404
Macy’s Retail Holdings Inc.,
2.88%, 02/15/23 (Call 11/15/22)	58	54,662
Starbucks Corp.,
2.70%, 06/15/22 (Call 04/15/22)	250	243,122
Walgreen Co.,
3.10%, 09/15/22	66	64,561
Walmart Inc.,
2.35%, 12/15/22 (Call 11/15/22)	250	240,873

		1,694,997
SEMICONDUCTORS — 5.0%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(b)	100	97,156
2.70%, 12/15/22	773	756,380
3.10%, 07/29/22	200	199,380
Maxim Integrated Products Inc.,
3.38%, 03/15/23 (Call 12/15/22)	51	50,098
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(b)	250	238,763
3.00%, 05/20/22	800	785,672
Texas Instruments Inc.,
1.85%, 05/15/22 (Call 04/15/22)	100	95,323

		2,222,772

Security	Par/ Shares (000)	Value
SOFTWARE — 4.1%
Autodesk Inc.,
3.60%, 12/15/22 (Call 09/15/22)	$51	$50,653
Fiserv Inc.,
3.50%, 10/01/22 (Call 07/01/22)	66	65,698
Microsoft Corp.
2.13%, 11/15/22(b)	275	265,050
2.65%, 11/03/22 (Call 09/03/22)	385	378,432
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	210	204,639
2.50%, 10/15/22	880	854,172
2.63%, 02/15/23 (Call 01/15/23)	25	24,298

		1,842,942
TELECOMMUNICATIONS — 3.9%
America Movil SAB de CV,
3.13%, 07/16/22	600	586,014
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	225	214,740
3.00%, 06/30/22 (Call 04/30/22)	75	73,095
Cisco Systems Inc.
2.60%, 02/28/23	215	209,070
3.00%, 06/15/22	200	198,922
Motorola Solutions Inc.
3.50%, 03/01/23	75	72,682
3.75%, 05/15/22	66	65,714
Verizon Communications Inc.,
2.45%, 11/01/22 (Call 08/01/22)	150	143,466
Vodafone Group PLC,
2.95%, 02/19/23	200	193,088

		1,756,791
TEXTILES — 0.2%
Mohawk Industries Inc.,
3.85%, 02/01/23 (Call 11/01/22)	66	66,260

TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	493	484,131
3.05%, 09/01/22 (Call 06/01/22)(b)	50	49,516
FedEx Corp.,
2.63%, 08/01/22(b)	75	72,868
Norfolk Southern Corp.,
2.90%, 02/15/23 (Call 11/15/22)	66	64,438
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	64,601
4.16%, 07/15/22 (Call 04/15/22)	341	351,452
United Parcel Service Inc.,
2.45%, 10/01/22	491	475,332

		1,562,338

TOTAL CORPORATE BONDS & NOTES — 98.3%
(Cost: $45,064,687)		44,053,091

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	2,885	2,885,761
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	430	429,839

		3,315,600

TOTAL SHORT-TERM INVESTMENTS — 7.4%
(Cost: $3,315,015)		3,315,600

TOTAL INVESTMENTS IN SECURITIES — 105.7%
(Cost: $48,379,702)		47,368,691
Other Assets, Less Liabilities — (5.7)%		(2,557,675)

NET ASSETS — 100.0%		$44,811,016

382

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBONDS MAR 2023 TERM CORPORATE EX-FINANCIALS ETF
July 31, 2018

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,533	352	2,885	$2,885,761	$6,241	(a)	$(246)	$277
BlackRock Cash Funds: Treasury, SL Agency Shares	417	13	430	429,839	3,388		—	—

				$3,315,600	$9,629		$(246)	$277

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$44,053,091	$—	$44,053,091
Money Market Funds	3,315,600	—	—	3,315,600

	$3,315,600	$44,053,091	$—	$47,368,691

383

Schedule of Investments (Unaudited)	iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.9%
Arconic Inc.,
5.87%, 02/23/22	$100	$103,437
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(a)	15	15,563
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	25	25,041
6.50%, 07/15/24 (Call 07/15/19)(b)	50	51,188

		195,229
AIRLINES — 0.3%
American Airlines Group Inc.,
5.50%, 10/01/19(a)	25	25,316

APPAREL — 0.2%
Hanesbrands Inc.,
4.88%, 05/15/26 (Call 02/15/26)(a)	20	19,356

AUTO MANUFACTURERS — 0.5%
Navistar International Corp.,
6.63%, 11/01/25 (Call 11/01/20)(a)	25	26,089
Tesla Inc.,
5.30%, 08/15/25 (Call 08/15/20)(a)(b)	25	22,125

		48,214
AUTO PARTS & EQUIPTMENT — 0.8%
American Axle & Manufacturing Inc.,
6.50%, 04/01/27 (Call 04/01/22)	25	24,263
Dana Inc.,
5.50%, 12/15/24 (Call 12/15/19)	25	24,500
Goodyear Tire & Rubber Co. (The),
5.13%, 11/15/23 (Call 11/15/18)(b)	30	29,600

		78,363
BANKS — 1.3%
CIT Group Inc.
5.38%, 05/15/20	75	77,072
6.13%, 03/09/28	15	15,742
Fifth Third Bancorp.,
5.10%, (Call 06/30/23)(c)(d)(e)	25	24,522
Freedom Mortgage Corp.,
8.25%, 04/15/25 (Call 04/15/21)(a)	15	14,588

		131,924
BUILDING MATERIALS — 0.7%
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	25	22,875
5.38%, 11/15/24 (Call 11/15/19)(a)	50	49,528

		72,403
CHEMICALS — 2.5%
Ashland LLC,
4.75%, 08/15/22 (Call 05/15/22)	15	15,173
Blue Cube Spinco LLC,
9.75%, 10/15/23 (Call 10/15/20)	20	22,632
CF Industries Inc.,
3.45%, 06/01/23(b)	20	19,175
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	24,313
6.63%, 05/15/23 (Call 08/31/18)	16	16,771
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	30	28,313
10.38%, 02/01/22 (Call 02/01/19)(a)	15	14,743
NOVA Chemicals Corp.,
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	70	67,616
Olin Corp.,
5.00%, 02/01/30 (Call 02/01/24)	10	9,431
Platform Specialty Products Corp.,
6.50%, 02/01/22 (Call 08/31/18)(a)	20	20,500
Tronox Inc.,
6.50%, 04/15/26 (Call 04/15/21)(a)	15	14,903

		253,570
COMMERCIAL SERVICES — 3.2%
ADT Corp. (The),
6.25%, 10/15/21	25	26,149
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/18)(b)	10	10,137
7.63%, 09/01/23 (Call 09/01/19)	6	5,392

Security	Par (000)	Value
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.50%, 04/01/23 (Call 08/31/18)(b)	$20	$19,674
Hertz Corp. (The)
6.25%, 10/15/22 (Call 08/31/18)(b)	25	22,346
7.38%, 01/15/21 (Call 08/31/18)(b)	50	49,255
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 04/15/22 (Call 08/31/18)(a)	35	34,015
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(a)	49	52,491
ServiceMaster Co. LLC (The),
5.13%, 11/15/24 (Call 11/15/19)(a)	25	24,125
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	23,344
5.50%, 07/15/25 (Call 07/15/20)	50	50,743

		317,671
COMPUTERS — 1.8%
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/16/18)(a)	25	25,561
7.13%, 06/15/24 (Call 06/15/19)(a)	25	26,794
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(a)	25	25,781
Harland Clarke Holdings Corp.,
9.25%, 03/01/21 (Call 08/31/18)(a)	10	9,400
NCR Corp.,
5.88%, 12/15/21 (Call 08/31/18)	50	50,623
West Corp.,
8.50%, 10/15/25 (Call 10/15/20)(a)	15	13,088
Western Digital Corp.,
4.75%, 02/15/26 (Call 11/15/25)	30	29,508

		180,755
COSMETICS & PERSONAL CARE — 0.6%
Avon Products Inc.,
7.00%, 03/15/23	10	8,250
Edgewell Personal Care Co.,
4.70%, 05/24/22(b)	15	14,813
First Quality Finance Co. Inc.,
5.00%, 07/01/25 (Call 07/01/20)(a)	45	41,597

		64,660
DISTRIBUTION & WHOLESALE — 0.3%
HD Supply Inc.,
5.75%, 04/15/24 (Call 04/15/19)(a)(f)	25	26,263

DIVERSIFIED FINANCIAL SERVICES — 6.3%
Ally Financial Inc.
5.13%, 09/30/24	50	51,062
8.00%, 03/15/20	50	53,223
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 08/31/18)(b)	25	25,401
6.25%, 02/01/22 (Call 02/01/19)	25	25,473
6.75%, 02/01/24 (Call 02/01/20)	25	25,398
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 04/15/22 (Call 08/31/18)(a)	200	200,917
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/01/25 (Call 10/01/20)(a)	15	14,063
Navient Corp.
5.50%, 01/25/23	50	48,906
6.75%, 06/25/25	10	9,911
6.75%, 06/15/26	5	4,925
7.25%, 09/25/23(b)	25	26,219
8.00%, 03/25/20	25	26,375
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	20	18,603
5.75%, 05/01/25 (Call 05/01/20)(a)	15	14,887

384

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Springleaf Finance Corp.
5.25%, 12/15/19	$25	$25,406
6.13%, 05/15/22	25	25,579
6.88%, 03/15/25	25	25,406
7.13%, 03/15/26	10	10,163

		631,917
ELECTRIC — 3.0%
AES Corp./VA,
6.00%, 05/15/26 (Call 05/15/21)(b)	25	26,113
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	25	23,844
5.75%, 01/15/25 (Call 10/15/19)(b)	35	32,200
DPL Inc.,
7.25%, 10/15/21 (Call 07/15/21)	15	16,230
NextEra Energy Operating Partners LP,
4.50%, 09/15/27 (Call 06/15/27)(a)	25	23,484
NRG Energy Inc.
6.25%, 07/15/22 (Call 08/31/18)	20	20,620
6.25%, 05/01/24 (Call 05/01/19)	25	25,731
7.25%, 05/15/26 (Call 05/15/21)	25	26,597
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	15	11,013
10.50%, 01/15/26 (Call 01/15/22)(a)	10	8,625
Vistra Energy Corp.
7.38%, 11/01/22 (Call 11/01/18)	50	52,250
7.63%, 11/01/24 (Call 11/01/19)	15	16,129
8.13%, 01/30/26 (Call 07/30/20)(a)	20	22,006

		304,842
ENERGY — ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC,
5.00%, 01/31/28 (Call 07/31/27)(a)	15	14,095

ENGINEERING & CONSTRUCTION — 0.2%
AECOM,
5.88%, 10/15/24 (Call 07/15/24)	20	21,075

ENTERTAINMENT — 2.0%
AMC Entertainment Holdings Inc.,
5.88%, 11/15/26 (Call 11/15/21)(b)	40	38,908
Caesars Resort Collection LLC/CRC Finco Inc.,
5.25%, 10/15/25 (Call 10/15/20)(a)(b)	25	24,062
Cinemark USA Inc.,
4.88%, 06/01/23 (Call 08/31/18)	15	14,780
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25	20	20,315
5.38%, 04/15/26	25	25,434
Scientific Games International Inc.,
10.00%, 12/01/22 (Call 12/01/18)	30	32,025
Six Flags Entertainment Corp.,
4.88%, 07/31/24 (Call 07/31/19)(a)	25	24,406
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)	25	25,750

		205,680
ENVIRONMENTAL CONTROL — 0.4%
Covanta Holding Corp.,
5.88%, 03/01/24 (Call 03/01/19)	15	14,990
Hulk Finance Corp.,
7.00%, 06/01/26 (Call 06/01/21)(a)	25	23,510

		38,500
FOOD — 2.1%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC,
6.63%, 06/15/24 (Call 06/15/19)	25	23,938
B&G Foods Inc.,
5.25%, 04/01/25 (Call 04/01/20)(b)	25	23,953
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	50	48,988
4.88%, 11/01/26 (Call 11/01/21)(a)	50	49,163

Security	Par (000)	Value
Post Holdings Inc.,
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	$50	$48,672
TreeHouse Foods Inc.,
6.00%, 02/15/24 (Call 02/15/19)(a)(b)	15	15,030

		209,744
HEALTH CARE — PRODUCTS — 1.3%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	25	25,062
9.00%, 10/01/25 (Call 10/01/20)(a)	25	25,375
DJO Finance LLC/DJO Finance Corp.,
8.13%, 06/15/21 (Call 08/31/18)(a)	15	15,422
Kinetic Concepts Inc./KCI USA Inc.,
12.50%, 11/01/21 (Call 05/01/19)(a)	10	10,914
Mallinckrodt International Finance SA,
4.75%, 04/15/23(b)	10	8,460
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.63%, 10/15/23 (Call 10/15/18)(a)(b)	30	25,837
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(a)(b)	20	19,750

		130,820
HEALTH CARE — SERVICES — 8.6%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,988
5.38%, 06/01/26 (Call 06/01/21)(a)	25	25,582
6.13%, 02/15/24 (Call 02/15/19)(b)	30	31,545
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)	30	28,375
6.25%, 03/31/23 (Call 03/31/20)	40	37,200
6.88%, 02/01/22 (Call 08/31/18)	40	19,442
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	40	36,000
DaVita Inc.,
5.00%, 05/01/25 (Call 05/01/20)	50	47,098
Encompass Health Corp.,
5.75%, 11/01/24 (Call 08/31/18)	25	25,238
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	38,880
5.25%, 06/15/26 (Call 12/15/25)	50	50,750
5.38%, 02/01/25	75	75,937
6.50%, 02/15/20	125	130,256
7.50%, 02/15/22	50	55,099
LifePoint Health Inc.,
5.88%, 12/01/23 (Call 12/01/18)	25	26,066
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	80	77,500
6.00%, 10/01/20(b)	60	62,362
8.13%, 04/01/22	65	69,225

		861,543
HOME BUILDERS — 2.2%
Brookfield Residential Properties Inc.,
6.50%, 12/15/20 (Call 08/31/18)(a)	25	25,179
K Hovnanian Enterprises Inc.,
10.00%, 07/15/22 (Call 07/15/19)(a)	25	25,913
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	45	44,663
4.88%, 12/15/23 (Call 09/15/23)(b)	35	34,842
5.88%, 11/15/24 (Call 05/15/24)(b)	10	10,302
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,031
5.50%, 03/01/26 (Call 12/01/25)	20	19,725
Toll Brothers Finance Corp.,
4.88%, 03/15/27 (Call 12/15/26)	25	23,625
TRI Pointe Group Inc./TRI Pointe Homes Inc.,
5.88%, 06/15/24	15	14,906

		224,186
HOUSEHOLD PRODUCTS & WARES — 0.4%
Kronos Acquisition Holdings Inc.,
9.00%, 08/15/23 (Call 08/31/18)(a)	25	21,670

385

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Spectrum Brands Inc.,
5.75%, 07/15/25 (Call 07/15/20)	$20	$20,025

		41,695
INSURANCE — 1.0%
Genworth Holdings Inc.,
7.70%, 06/15/20	30	31,144
HUB International Ltd.,
7.00%, 05/01/26 (Call 05/01/21)(a)	20	20,075
Nationstar Mortgage Holdings Inc.,
9.13%, 07/15/26 (Call 07/15/21)(a)	25	26,203
Voya Financial Inc.,
5.65%, 05/15/53 (Call 05/15/23)(d)(e)	25	25,125

		102,547
INTERNET — 1.9%
Netflix Inc.
4.38%, 11/15/26(b)	40	37,444
5.50%, 02/15/22	35	36,014
5.88%, 11/15/28(a)(b)	25	25,094
Symantec Corp.,
5.00%, 04/15/25 (Call 04/15/20)(a)	25	24,653
VeriSign Inc.,
4.63%, 05/01/23 (Call 08/31/18)	15	15,023
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	25	24,750
6.00%, 04/01/23 (Call 08/31/18)	30	30,787

		193,765
IRON & STEEL — 1.0%
AK Steel Corp.,
7.00%, 03/15/27 (Call 03/15/22)(b)	25	23,719
Allegheny Technologies Inc.,
7.88%, 08/15/23 (Call 05/15/23)(b)	10	10,756
Cleveland-Cliffs Inc.,
5.75%, 03/01/25 (Call 03/01/20)(b)	15	14,550
Steel Dynamics Inc.,
5.50%, 10/01/24 (Call 10/01/19)	30	30,669
U.S. Steel Corp.,
6.25%, 03/15/26 (Call 03/15/21)	25	24,951

		104,645
LEISURE TIME — 0.1%
VOC Escrow Ltd.,
5.00%, 02/15/28 (Call 02/15/23)(a)(g)	10	9,575

LODGING — 3.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	20	20,074
6.88%, 05/15/23 (Call 08/16/18)	25	26,313
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	40	41,700
10.75%, 09/01/24 (Call 09/01/19)(a)	25	26,109
Hilton Domestic Operating Co. Inc.,
5.13%, 05/01/26 (Call 05/01/21)(a)	25	25,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (Call 11/15/18)(a)	15	15,477
MGM Resorts International,
6.63%, 12/15/21	100	106,567
Wyndham Hotels & Resorts Inc.,
5.38%, 04/15/26 (Call 04/15/21)(a)	15	14,981
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	10	9,392
5.50%, 03/01/25 (Call 12/01/24)(a)	35	34,563

		320,176
MACHINERY — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 03/15/24 (Call 03/15/20)(a)	40	42,231

MANUFACTURING — 1.0%
Bombardier Inc.
6.00%, 10/15/22 (Call 08/31/18)(a)	50	50,307
7.50%, 03/15/25 (Call 03/15/20)(a)	25	26,242
8.75%, 12/01/21(a)	25	27,656

		104,205

Security	Par (000)	Value
MEDIA — 16.2%
Altice Financing SA,
6.63%, 02/15/23 (Call 08/31/18)(a)	$200	$202,089
Altice France SA/France,
6.00%, 05/15/22 (Call 05/01/21)(a)	200	197,688
Cablevision Systems Corp.,
5.88%, 09/15/22(b)	30	29,995
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	25	23,484
5.13%, 05/01/23 (Call 08/31/18)(a)	50	49,875
5.13%, 05/01/27 (Call 05/01/22)(a)	50	47,741
5.25%, 09/30/22 (Call 08/31/18)	25	25,184
5.75%, 02/15/26 (Call 02/15/21)(a)	100	99,411
Clear Channel Worldwide Holdings Inc.
Series B,
6.50%, 11/15/22 (Call 08/31/18)(b)	35	35,787
Series B,
7.63%, 03/15/20 (Call 08/31/18)(b)	25	25,055
CSC Holdings LLC
5.25%, 06/01/24	50	48,021
6.75%, 11/15/21	25	26,074
DISH DBS Corp.
5.88%, 07/15/22(b)	100	93,250
6.75%, 06/01/21	50	50,322
7.75%, 07/01/26	25	21,813
Gray Television Inc.,
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	35	33,512
Meredith Corp.,
6.88%, 02/01/26 (Call 02/01/21)(a)	25	25,187
Nexstar Broadcasting Inc.,
5.63%, 08/01/24 (Call 08/01/19)(a)	25	24,639
Sinclair Television Group Inc.,
6.13%, 10/01/22 (Call 08/16/18)(b)	20	20,346
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	35	34,063
5.38%, 04/15/25 (Call 04/15/20)(a)	50	49,688
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)(b)	25	25,219
Unitymedia GmbH,
6.13%, 01/15/25 (Call 01/15/20)(a)	200	207,980
Univision Communications Inc.,
5.13%, 05/15/23 (Call 08/31/18)(a)	50	47,750
Viacom Inc.,
5.88%, 02/28/57 (Call 02/28/22)(d)(e)	50	48,661
Ziggo Bond Finance BV,
6.00%, 01/15/27 (Call 01/15/22)(a)	150	137,437

		1,630,271
METAL FABRICATE & HARDWARE — 0.2%
Novelis Corp.,
5.88%, 09/30/26 (Call 09/30/21)(a)	25	23,969

MINING — 1.6%
FMG Resources August 2006 Pty Ltd.,
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	25	23,917
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,541
3.88%, 03/15/23 (Call 12/15/22)	75	72,188
Teck Resources Ltd.,
4.75%, 01/15/22 (Call 10/15/21)	25	25,750

		156,396
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.,
5.00%, 09/01/23 (Call 08/31/18)	25	25,232

PACKAGING & CONTAINERS — 4.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
4.63%, 05/15/23 (Call 05/15/19)(a)	300	295,875
Ball Corp.,
4.00%, 11/15/23	35	34,000
Berry Global Inc.,
4.50%, 02/15/26 (Call 02/15/21)(a)	25	23,338
BWAY Holding Co.,
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	25	24,422
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	40	39,776
5.75%, 10/15/20 (Call 08/31/18)(b)	48	48,603

		466,014

386

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
PHARMACEUTICALS — 2.9%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/18)(a)	$35	$33,112
5.50%, 11/01/25 (Call 11/01/20)(a)	15	15,006
5.88%, 05/15/23 (Call 08/31/18)(a)	100	96,050
6.13%, 04/15/25 (Call 04/15/20)(a)	25	23,380
6.50%, 03/15/22 (Call 03/15/19)(a)	25	26,067
9.00%, 12/15/25 (Call 12/15/21)(a)	15	15,888
Endo Finance LLC/Endo Finco Inc.,
5.38%, 01/15/23 (Call 08/31/18)(a)	60	50,737
Valeant Pharmaceuticals International Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	10	10,270
9.25%, 04/01/26 (Call 04/01/22)(a)	15	15,956

		286,466
REAL ESTATE — 0.6%
Howard Hughes Corp. (The),
5.38%, 03/15/25 (Call 03/15/20)(a)	20	19,575
Kennedy-Wilson Inc.,
5.88%, 04/01/24 (Call 04/01/19)(b)	15	14,663
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.25%, 12/01/21 (Call 08/31/18)(a)	25	25,062

		59,300
REAL ESTATE INVESTMENT TRUSTS — 3.1%
CBL & Associates LP,
5.95%, 12/15/26 (Call 09/15/26)	15	12,863
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 03/15/27 (Call 03/15/22)	10	9,915
Equinix Inc.
5.38%, 04/01/23 (Call 08/31/18)(b)	50	51,290
5.38%, 05/15/27 (Call 05/15/22)	25	25,237
ESH Hospitality Inc.,
5.25%, 05/01/25 (Call 05/01/20)(a)	20	19,383
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	20	18,500
5.75%, 08/15/24 (Call 08/13/18)	35	34,687
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.,
4.50%, 09/01/26 (Call 06/01/26)	30	28,181
MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 08/01/26 (Call 08/01/21)	15	14,786
SBA Communications Corp.,
4.88%, 09/01/24 (Call 09/01/19)	25	24,188
Starwood Property Trust Inc.,
3.63%, 02/01/21 (Call 11/01/20)(a)	45	43,891
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/18)(a)	10	9,650
8.25%, 10/15/23 (Call 04/15/19)(b)	15	14,025

		306,596
RETAIL — 2.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	25	23,737
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	25	23,953
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	25	24,922
8.75%, 10/01/25 (Call 10/01/20)(a)	25	25,937
JC Penney Corp. Inc.,
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	10	8,425
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
4.75%, 06/01/27 (Call 06/01/22)(a)	25	23,570
L Brands Inc.,
5.25%, 02/01/28(b)	20	17,556
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(a)	15	9,450
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	25	19,665
7.13%, 03/15/23 (Call 08/31/18)(a)	25	16,938
QVC Inc.,
4.38%, 03/15/23(b)	50	49,250
Rite Aid Corp.,
6.13%, 04/01/23 (Call 08/31/18)(a)	25	25,187

Security	Par (000)	Value
Staples Inc.,
8.50%, 09/15/25 (Call 09/15/20)(a)(b)	$15	$14,081

		282,671
SEMICONDUCTORS — 2.2%
NXP BV/NXP Funding LLC,
4.13%, 06/01/21(a)(b)	200	200,506
Sensata Technologies BV,
5.00%, 10/01/25(a)	25	25,000

		225,506
SOFTWARE — 3.5%
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(a)	20	20,475
CDK Global Inc.,
5.88%, 06/15/26 (Call 06/15/21)	11	11,289
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.,
5.75%, 03/01/25 (Call 03/01/20)(a)	40	38,700
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(a)	50	50,475
5.75%, 01/15/24 (Call 01/15/19)(a)	25	25,568
7.00%, 12/01/23 (Call 12/01/18)(a)	50	52,312
Infor U.S. Inc.,
6.50%, 05/15/22 (Call 08/16/18)	25	25,281
MSCI Inc.,
5.75%, 08/15/25 (Call 08/15/20)(a)	25	26,125
Open Text Corp.,
5.88%, 06/01/26 (Call 06/01/21)(a)	25	25,615
Rackspace Hosting Inc.,
8.63%, 11/15/24 (Call 11/15/19)(a)(b)	50	50,428
Solera LLC/Solera Finance Inc.,
10.50%, 03/01/24 (Call 03/01/19)(a)	25	27,631

		353,899
TELECOMMUNICATIONS — 8.7%
CenturyLink Inc.
Series S,
6.45%, 06/15/21	50	51,625
Series T,
5.80%, 03/15/22	25	25,070
Series Y,
7.50%, 04/01/24 (Call 01/01/24)(b)	25	26,125
CommScope Technologies LLC,
6.00%, 06/15/25 (Call 06/15/20)(a)	20	20,472
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	35	22,127
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	25	24,000
10.50%, 09/15/22 (Call 06/15/22)	25	22,781
11.00%, 09/15/25 (Call 06/15/25)	50	40,500
Hughes Satellite Systems Corp.,
6.63%, 08/01/26	30	28,575
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(a)(b)	11	11,028
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/31/18)	25	23,000
7.25%, 10/15/20 (Call 08/31/18)	25	25,101
8.00%, 02/15/24 (Call 02/15/19)(a)	15	15,825
9.75%, 07/15/25 (Call 07/15/21)(a)	30	32,062
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)	25	23,670
8.13%, 06/01/23 (Call 09/17/18)	15	12,694
Level 3 Financing Inc.,
5.38%, 01/15/24 (Call 01/15/19)	50	49,500
Sprint Communications Inc.,
6.00%, 11/15/22	25	25,305
Sprint Corp.
7.13%, 06/15/24	50	51,469
7.25%, 09/15/21	50	52,562
7.63%, 03/01/26 (Call 11/01/25)	20	20,750
7.88%, 09/15/23	85	90,472
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	25	24,582
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	23,180
6.38%, 03/01/25 (Call 09/01/19)	100	104,250
Windstream Services LLC/Windstream Finance Corp.,
8.75%, 12/15/24 (Call 12/15/22)(a)	43	27,251

		873,976

387

Schedule of Investments (Unaudited) (Continued)	iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
TOYS, GAMES & HOBBIES — 0.2%
Mattel Inc.,
6.75%, 12/31/25 (Call 12/31/20)(a)	$20	$19,400

TRANSPORTATION — 0.2%
XPO Logistics Inc.,
6.50%, 06/15/22 (Call 08/31/18)(a)	23	23,661

TRUCKING & LEASING — 0.5%
Park Aerospace Holdings Ltd.,
5.25%, 08/15/22(a)	50	50,031

TOTAL CORPORATE BONDS & NOTES — 96.9%
(Cost: $9,732,205)		9,758,353

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 20.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(h)(i)(j)	1,891	1,891,462
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(h)(i)	134	133,959

		2,025,421

TOTAL SHORT-TERM INVESTMENTS — 20.1%
(Cost: $2,024,969)		2,025,421

TOTAL INVESTMENTS IN SECURITIES — 117.0%
(Cost: $11,757,174)		11,783,774
Other Assets, Less Liabilities — (17.0)%		(1,716,152)

NET ASSETS — 100.0%		$10,067,622

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,656	235	1,891	$1,891,462	$8,014	(a)	$(77)	$331
BlackRock Cash Funds: Treasury, SL Agency Shares	197	(63)	134	133,959	2,677		—	—

				$2,025,421	$10,691		$(77)	$331

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,758,353	$—	$9,758,353
Money Market Funds	2,025,421	—	—	2,025,421

	$2,025,421	$9,758,353	$—	$11,783,774

388

Schedule of Investments (Unaudited)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS

AUSTRALIA — 4.6%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,900	$2,140,122
2.00%, 12/21/21(a)	AUD	2,100	1,553,834
2.25%, 11/21/22	AUD	1,400	1,041,343
2.25%, 05/21/28(a)	AUD	3,100	2,223,950
2.75%, 10/21/19(a)	AUD	2,035	1,526,707
2.75%, 04/21/24(a)	AUD	2,950	2,234,763
2.75%, 11/21/27(a)	AUD	3,209	2,405,442
2.75%, 11/21/28(a)	AUD	2,770	2,075,589
2.75%, 11/21/29(a)	AUD	1,345	1,006,242
2.75%, 06/21/35(a)	AUD	831	604,032
3.00%, 03/21/47(a)	AUD	1,461	1,061,018
3.25%, 04/21/25(a)	AUD	3,228	2,513,416
3.25%, 04/21/29(a)	AUD	2,666	2,089,601
3.25%, 06/21/39(a)	AUD	924	711,499
3.75%, 04/21/37(a)	AUD	1,321	1,094,012
4.25%, 04/21/26(a)	AUD	3,800	3,159,701
4.50%, 04/15/20(a)	AUD	3,058	2,367,250
4.50%, 04/21/33(a)	AUD	1,655	1,479,099
4.75%, 04/21/27(a)	AUD	3,418	2,962,940
5.50%, 04/21/23(a)	AUD	2,785	2,367,819
5.75%, 05/15/21(a)	AUD	3,187	2,602,512
5.75%, 07/15/22(a)	AUD	2,916	2,459,144

			41,680,035
AUSTRIA — 4.7%
Republic of Austria Government Bond
0.00%, 07/15/23(b)	EUR	1,120	1,313,647
0.01%, 09/20/22(b)	EUR	750	884,361
0.25%, 10/18/19(b)	EUR	778	917,961
0.50%, 04/20/27(b)	EUR	1,450	1,694,851
0.75%, 10/20/26(b)	EUR	1,840	2,207,962
0.75%, 02/20/28(b)	EUR	1,100	1,305,145
1.20%, 10/20/25(b)	EUR	1,721	2,143,951
1.50%, 02/20/47(b)	EUR	842	1,012,686
1.50%, 11/02/86(b)	EUR	363	395,129
1.65%, 10/21/24(b)	EUR	1,785	2,288,100
1.75%, 10/20/23(b)	EUR	1,896	2,425,061
1.95%, 06/18/19(b)	EUR	1,025	1,224,571
2.10%, 09/20/17(b)	EUR	690	921,016
2.40%, 05/23/34(b)	EUR	1,210	1,703,307
3.15%, 06/20/44(b)	EUR	1,112	1,838,920
3.40%, 11/22/22(b)	EUR	1,876	2,537,250
3.50%, 09/15/21(b)	EUR	2,426	3,183,752
3.65%, 04/20/22(b)	EUR	1,500	2,011,738
3.80%, 01/26/62(b)	EUR	577	1,169,723
3.90%, 07/15/20(b)	EUR	1,848	2,347,850
4.15%, 03/15/37(b)	EUR	2,116	3,755,182
4.85%, 03/15/26(b)	EUR	1,540	2,422,554
6.25%, 07/15/27	EUR	1,486	2,619,962

			42,324,679
BELGIUM — 4.2%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	820	968,115
0.50%, 10/22/24(b)	EUR	700	833,753
0.80%, 06/22/25(b)	EUR	1,565	1,893,891
0.80%, 06/22/27(b)	EUR	1,320	1,570,197

Security		Par (000)	Value
0.80%, 06/22/28(b)	EUR	750	$882,882
1.00%, 06/22/26(b)	EUR	1,397	1,704,438
1.00%, 06/22/31(b)	EUR	1,030	1,206,687
1.25%, 04/22/33(a)	EUR	400	476,159
1.45%, 06/22/37(b)	EUR	395	468,906
1.60%, 06/22/47(b)	EUR	1,006	1,166,694
1.90%, 06/22/38(b)	EUR	670	852,109
2.15%, 06/22/66(b)	EUR	390	490,314
2.25%, 06/22/23(a)	EUR	1,280	1,669,409
2.25%, 06/22/57(b)	EUR	350	457,298
2.60%, 06/22/24(b)	EUR	1,515	2,029,330
3.00%, 06/22/34(b)	EUR	675	997,505
3.75%, 06/22/45(a)	EUR	940	1,622,749
4.00%, 03/28/19	EUR	5	5,608
4.00%, 03/28/22	EUR	1,372	1,858,616
4.00%, 03/28/32(a)	EUR	804	1,301,527
4.25%, 09/28/21(b)	EUR	1,566	2,100,529
4.25%, 09/28/22(a)	EUR	1,584	2,200,401
4.25%, 03/28/41(b)	EUR	1,756	3,154,136
4.50%, 03/28/26(b)	EUR	1,015	1,558,388
5.00%, 03/28/35(b)	EUR	1,903	3,500,249
5.50%, 03/28/28	EUR	1,856	3,167,055

			38,136,945
CANADA — 4.6%
Canadian Government Bond
0.50%, 03/01/22	CAD	1,988	1,438,677
0.75%, 08/01/19	CAD	1,720	1,305,924
0.75%, 09/01/20	CAD	3,092	2,310,586
0.75%, 03/01/21	CAD	3,123	2,316,881
0.75%, 09/01/21	CAD	2,170	1,597,950
1.00%, 09/01/22	CAD	2,140	1,566,181
1.00%, 06/01/27	CAD	1,738	1,193,472
1.25%, 11/01/19	CAD	2,100	1,598,530
1.25%, 02/01/20	CAD	1,650	1,252,827
1.50%, 03/01/20	CAD	2,755	2,098,557
1.50%, 06/01/23	CAD	1,930	1,431,726
1.50%, 06/01/26	CAD	1,608	1,162,681
1.75%, 09/01/19	CAD	1,395	1,069,195
1.75%, 05/01/20	CAD	1,550	1,184,339
1.75%, 08/01/20	CAD	725	553,300
1.75%, 03/01/23	CAD	1,818	1,366,991
2.00%, 06/01/28	CAD	1,200	894,009
2.00%, 12/01/51	CAD	300	211,654
2.25%, 06/01/25	CAD	1,600	1,224,743
2.50%, 06/01/24	CAD	1,775	1,379,805
2.75%, 06/01/22	CAD	1,488	1,165,951
2.75%, 12/01/48	CAD	1,797	1,494,464
2.75%, 12/01/64	CAD	535	460,043
3.25%, 06/01/21	CAD	1,591	1,259,406
3.50%, 06/01/20	CAD	1,815	1,429,782
3.50%, 12/01/45	CAD	1,960	1,841,372
4.00%, 06/01/41	CAD	1,800	1,769,853
5.00%, 06/01/37	CAD	1,628	1,742,915
5.75%, 06/01/29	CAD	1,260	1,278,403
5.75%, 06/01/33	CAD	1,450	1,578,871
8.00%, 06/01/27	CAD	520	579,549
9.00%, 06/01/25	CAD	20	21,829

			41,780,466

389

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
DENMARK — 4.1%
Denmark Government Bond
0.25%, 11/15/20	DKK	12,150	$1,941,452
0.50%, 11/15/27	DKK	25,010	3,959,279
1.50%, 11/15/23	DKK	19,116	3,250,409
1.75%, 11/15/25	DKK	29,495	5,165,546
3.00%, 11/15/21	DKK	29,655	5,176,152
4.00%, 11/15/19	DKK	19,433	3,236,106
4.50%, 11/15/39	DKK	51,451	13,801,486

			36,530,430
FINLAND — 4.3%
Finland Government Bond
0.00%, 04/15/22(b)	EUR	1,833	2,164,477
0.01%, 09/15/23(b)	EUR	1,835	2,149,018
0.38%, 09/15/20(b)	EUR	2,048	2,440,990
0.50%, 04/15/26(b)	EUR	1,969	2,329,256
0.50%, 09/15/27(b)	EUR	1,950	2,276,100
0.75%, 04/15/31(b)	EUR	1,653	1,918,631
0.88%, 09/15/25(b)	EUR	1,463	1,786,204
1.13%, 04/15/34(b)	EUR	1,600	1,914,839
1.50%, 04/15/23(b)	EUR	1,920	2,418,163
1.63%, 09/15/22(b)	EUR	1,530	1,926,248
2.00%, 04/15/24(b)	EUR	1,940	2,522,072
2.63%, 07/04/42(b)	EUR	1,765	2,732,806
2.75%, 07/04/28(b)	EUR	1,842	2,601,892
3.38%, 04/15/20(b)	EUR	2,545	3,177,736
3.50%, 04/15/21(b)	EUR	2,319	3,003,200
4.00%, 07/04/25(b)	EUR	2,300	3,389,205

			38,750,837
FRANCE — 7.3%
France Government Bond OAT,
0.50%, 11/25/19(a)	EUR	1,120	1,327,720
French Republic Government Bond OAT
0.00%, 02/25/20(a)	EUR	1,040	1,226,732
0.00%, 05/25/20(a)	EUR	781	922,252
0.00%, 02/25/21(a)	EUR	500	590,959
0.00%, 05/25/21(a)	EUR	400	473,073
0.00%, 05/25/22(a)	EUR	950	1,121,260
0.00%, 03/25/23(a)	EUR	1,050	1,232,742
0.01%, 05/25/21(a)	EUR	550	650,475
0.25%, 11/25/20(a)	EUR	905	1,076,676
0.25%, 11/25/26(a)	EUR	1,230	1,414,797
0.50%, 05/25/25(a)	EUR	1,387	1,651,236
0.50%, 05/25/26(a)	EUR	1,246	1,471,623
0.75%, 05/25/28(a)	EUR	1,301	1,534,162
1.00%, 11/25/25(a)	EUR	1,200	1,474,755
1.00%, 05/25/27(a)	EUR	1,330	1,618,958
1.25%, 05/25/34(a)	EUR	250	298,035
1.25%, 05/25/36(b)	EUR	933	1,095,641
1.50%, 05/25/31(a)	EUR	1,487	1,859,783
1.75%, 05/25/23(a)	EUR	1,440	1,833,446
1.75%, 11/25/24(a)	EUR	1,570	2,021,523
1.75%, 06/25/39(b)	EUR	600	753,540
1.75%, 05/25/66(b)	EUR	313	364,160
2.00%, 05/25/48(b)	EUR	893	1,145,913
2.25%, 10/25/22(a)	EUR	1,313	1,694,782
2.25%, 05/25/24(a)	EUR	1,343	1,769,646
2.50%, 10/25/20(a)	EUR	1,466	1,829,285
2.50%, 05/25/30(a)	EUR	1,308	1,816,815
2.75%, 10/25/27(a)	EUR	1,539	2,156,053
3.00%, 04/25/22(a)	EUR	1,730	2,271,136

Security		Par (000)	Value
3.25%, 10/25/21(a)	EUR	1,500	$1,959,596
3.25%, 05/25/45(a)	EUR	1,012	1,643,495
3.50%, 04/25/20(a)	EUR	1,380	1,728,131
3.50%, 04/25/26(a)	EUR	1,354	1,969,623
3.75%, 04/25/21(a)	EUR	1,570	2,046,983
4.00%, 10/25/38(a)	EUR	1,067	1,862,701
4.00%, 04/25/55(a)	EUR	618	1,183,989
4.00%, 04/25/60(a)	EUR	547	1,077,221
4.25%, 10/25/23(a)	EUR	1,715	2,457,668
4.50%, 04/25/41(a)	EUR	1,277	2,410,385
4.75%, 04/25/35(a)	EUR	1,024	1,868,942
5.50%, 04/25/29(a)	EUR	1,170	2,047,060
5.75%, 10/25/32(a)	EUR	1,238	2,375,094
6.00%, 10/25/25(a)	EUR	1,223	2,022,063
8.50%, 04/25/23(a)	EUR	335	551,639

			65,901,768
GERMANY — 4.5%
Bundesobligation
0.00%, 04/09/21(a)	EUR	809	959,814
0.00%, 10/07/22(a)	EUR	655	775,878
0.01%, 10/08/21(a)	EUR	830	984,956
0.01%, 04/08/22(a)	EUR	461	546,878
0.01%, 04/14/23(a)	EUR	400	472,644
0.25%, 10/16/20(a)	EUR	500	595,638
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR	1,004	1,156,064
0.25%, 02/15/27(a)	EUR	1,045	1,222,079
0.50%, 02/15/25(a)	EUR	854	1,030,534
0.50%, 02/15/26(a)	EUR	1,217	1,463,139
0.50%, 08/15/27(a)	EUR	1,050	1,248,469
0.50%, 02/15/28(a)	EUR	750	887,380
1.00%, 08/15/24(a)	EUR	685	852,078
1.00%, 08/15/25(a)	EUR	950	1,183,915
1.25%, 08/15/48(a)	EUR	350	426,820
1.50%, 09/04/22(a)	EUR	605	761,149
1.50%, 02/15/23(a)	EUR	855	1,080,914
1.50%, 05/15/23(a)	EUR	741	938,935
1.50%, 05/15/24(a)	EUR	691	882,487
1.75%, 07/04/22(a)	EUR	925	1,172,224
1.75%, 02/15/24(a)	EUR	725	936,152
2.00%, 01/04/22(a)	EUR	555	703,474
2.00%, 08/15/23(a)	EUR	753	978,410
2.25%, 09/04/20(a)	EUR	621	769,654
2.25%, 09/04/21(a)	EUR	478	606,585
2.50%, 01/04/21(a)	EUR	740	930,737
2.50%, 07/04/44(a)	EUR	951	1,491,190
2.50%, 08/15/46(a)	EUR	936	1,484,205
3.00%, 07/04/20(a)	EUR	1,025	1,282,644
3.25%, 07/04/21(a)	EUR	825	1,071,483
3.25%, 07/04/42(a)	EUR	650	1,136,083
4.00%, 01/04/37(a)	EUR	936	1,693,262
4.25%, 07/04/39(a)	EUR	534	1,028,573
4.75%, 07/04/28(a)	EUR	464	774,526
4.75%, 07/04/34(a)	EUR	790	1,485,792
4.75%, 07/04/40(a)	EUR	608	1,260,310
5.50%, 01/04/31(a)	EUR	717	1,340,722
5.63%, 01/04/28(a)	EUR	615	1,074,424
6.25%, 01/04/24(a)	EUR	435	685,626

390

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
6.25%, 01/04/30(a)	EUR	375	$721,696
6.50%, 07/04/27(a)	EUR	450	816,763

			40,914,306
IRELAND — 4.6%
Ireland Government Bond
0.01%, 10/18/22(a)	EUR	1,500	1,758,630
0.80%, 03/15/22(a)	EUR	1,980	2,396,823
0.90%, 05/15/28(a)	EUR	1,850	2,165,938
1.00%, 05/15/26(a)	EUR	3,500	4,218,318
1.30%, 05/15/33(a)	EUR	1,200	1,391,266
1.70%, 05/15/37(a)	EUR	1,550	1,870,415
2.00%, 02/18/45(a)	EUR	2,558	3,187,988
2.40%, 05/15/30(a)	EUR	2,788	3,726,935
3.40%, 03/18/24(a)	EUR	2,658	3,669,078
3.90%, 03/20/23(a)	EUR	2,133	2,947,708
4.50%, 04/18/20	EUR	3,138	3,985,269
5.00%, 10/18/20	EUR	2,006	2,630,744
5.40%, 03/13/25	EUR	3,432	5,323,330
5.90%, 10/18/19	EUR	1,742	2,196,025

			41,468,467
ITALY — 6.9%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	182	209,769
0.35%, 06/15/20	EUR	550	638,849
0.35%, 11/01/21	EUR	715	812,517
0.45%, 06/01/21	EUR	695	797,922
0.65%, 11/01/20	EUR	527	613,447
0.65%, 10/15/23	EUR	616	675,560
0.70%, 05/01/20	EUR	552	645,393
0.90%, 08/01/22	EUR	600	682,317
0.95%, 03/01/23	EUR	490	551,857
0.95%, 03/15/23	EUR	730	822,581
1.05%, 12/01/19	EUR	979	1,153,727
1.20%, 04/01/22	EUR	500	578,464
1.25%, 12/01/26	EUR	750	797,331
1.35%, 04/15/22	EUR	543	630,963
1.45%, 09/15/22	EUR	790	916,904
1.45%, 11/15/24	EUR	750	837,246
1.45%, 05/15/25	EUR	500	552,650
1.50%, 08/01/19	EUR	1,700	2,012,404
1.50%, 06/01/25	EUR	700	775,954
1.60%, 06/01/26	EUR	370	406,682
1.65%, 03/01/32(b)	EUR	956	961,678
1.85%, 05/15/24	EUR	650	748,999
2.00%, 12/01/25	EUR	550	626,584
2.00%, 02/01/28	EUR	600	660,603
2.05%, 08/01/27	EUR	830	923,425
2.15%, 12/15/21	EUR	446	535,353
2.20%, 06/01/27	EUR	740	836,680
2.25%, 09/01/36(b)	EUR	415	429,140
2.45%, 09/01/33(b)	EUR	550	597,757
2.50%, 12/01/24	EUR	635	754,974
2.70%, 03/01/47(b)	EUR	649	671,394
2.80%, 03/01/67(b)	EUR	290	292,048
2.95%, 09/01/38(b)	EUR	480	533,130
3.25%, 09/01/46(b)	EUR	675	771,722
3.45%, 03/01/48(b)	EUR	550	640,828
3.50%, 03/01/30(b)	EUR	1,020	1,255,493
3.75%, 03/01/21	EUR	849	1,060,763

Security		Par (000)	Value
3.75%, 05/01/21	EUR	643	$804,427
3.75%, 08/01/21(a)	EUR	1,201	1,507,784
3.75%, 09/01/24	EUR	748	950,320
4.00%, 09/01/20	EUR	1,066	1,327,430
4.00%, 02/01/37(a)	EUR	1,248	1,626,024
4.25%, 09/01/19	EUR	1,414	1,723,219
4.25%, 03/01/20	EUR	1,000	1,235,094
4.50%, 02/01/20(a)	EUR	789	975,698
4.50%, 05/01/23	EUR	647	847,392
4.50%, 03/01/24	EUR	797	1,048,663
4.50%, 03/01/26(a)	EUR	859	1,148,422
4.75%, 09/01/21	EUR	1,074	1,387,085
4.75%, 08/01/23(b)	EUR	970	1,287,980
4.75%, 09/01/28(b)	EUR	862	1,178,401
4.75%, 09/01/44(b)	EUR	699	989,678
5.00%, 03/01/22	EUR	739	969,136
5.00%, 03/01/25(b)	EUR	1,029	1,403,391
5.00%, 08/01/34(a)	EUR	1,147	1,655,463
5.00%, 08/01/39(a)	EUR	889	1,289,203
5.00%, 09/01/40(a)	EUR	902	1,301,470
5.25%, 11/01/29	EUR	1,109	1,586,682
5.50%, 09/01/22	EUR	438	589,139
5.50%, 11/01/22	EUR	907	1,221,573
5.75%, 02/01/33	EUR	951	1,453,900
6.00%, 05/01/31	EUR	1,321	2,028,679
6.50%, 11/01/27	EUR	1,054	1,611,015
7.25%, 11/01/26	EUR	536	844,624
9.00%, 11/01/23	EUR	421	664,486

			62,069,486
JAPAN — 22.5%
Japan Government Five Year Bond
0.10%, 09/20/19	JPY	233,300	2,089,488
0.10%, 12/20/19	JPY	17,950	160,854
0.10%, 03/20/20	JPY	116,400	1,043,576
0.10%, 06/20/20	JPY	113,350	1,016,798
0.10%, 09/20/20	JPY	26,900	241,439
0.10%, 12/20/20	JPY	154,900	1,391,056
0.10%, 03/20/21	JPY	265,400	2,384,688
0.10%, 06/20/21	JPY	99,950	898,443
0.10%, 09/20/21	JPY	199,850	1,797,400
0.10%, 12/20/21	JPY	76,300	686,475
0.10%, 03/20/22	JPY	164,000	1,476,278
0.10%, 06/20/22	JPY	113,000	1,017,535
0.10%, 09/20/22	JPY	147,200	1,326,181
0.10%, 12/20/22	JPY	68,000	612,954
0.10%, 03/20/23	JPY	120,000	1,082,230
0.20%, 09/20/19	JPY	61,850	554,572
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	100,150	767,838
0.80%, 03/20/58	JPY	39,000	340,085
0.90%, 03/20/57	JPY	120,100	1,093,260
1.40%, 03/20/55	JPY	57,400	605,941
1.70%, 03/20/54	JPY	53,950	613,282
1.90%, 03/20/53	JPY	53,800	639,597
2.00%, 03/20/52	JPY	89,100	1,079,126
2.20%, 03/20/49	JPY	65,100	811,837
2.20%, 03/20/50	JPY	58,150	727,872
2.20%, 03/20/51	JPY	87,450	1,101,289
2.40%, 03/20/48	JPY	31,900	411,443

391

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	$555,765
0.10%, 06/20/26	JPY	45,000	405,808
0.10%, 09/20/26	JPY	76,450	689,348
0.10%, 12/20/26	JPY	118,500	1,067,919
0.10%, 03/20/27	JPY	52,000	468,339
0.10%, 06/20/27	JPY	64,050	576,748
0.10%, 09/20/27	JPY	73,250	659,139
0.10%, 12/20/27	JPY	98,000	881,203
0.10%, 03/20/28	JPY	188,000	1,689,128
0.30%, 12/20/24	JPY	63,550	580,630
0.30%, 12/20/25	JPY	51,550	471,935
0.40%, 03/20/25	JPY	68,200	627,709
0.40%, 06/20/25	JPY	118,350	1,089,752
0.40%, 09/20/25	JPY	56,950	524,964
0.50%, 09/20/24	JPY	118,350	1,093,728
0.50%, 12/20/24	JPY	53,850	498,168
0.60%, 03/20/23	JPY	266,200	2,454,966
0.60%, 09/20/23	JPY	39,350	363,951
0.60%, 12/20/23	JPY	225,550	2,088,463
0.60%, 03/20/24	JPY	105,700	980,024
0.60%, 06/20/24	JPY	87,050	808,195
0.70%, 12/20/22	JPY	126,050	1,165,732
0.80%, 09/20/20	JPY	101,150	921,419
0.80%, 06/20/22	JPY	191,700	1,772,634
0.80%, 09/20/22	JPY	355,150	3,291,277
0.80%, 12/20/22	JPY	227,850	2,116,172
0.80%, 06/20/23	JPY	254,100	2,369,073
0.80%, 09/20/23	JPY	119,550	1,116,747
0.90%, 03/20/22	JPY	86,500	801,056
0.90%, 06/20/22	JPY	83,100	771,314
1.00%, 09/20/20	JPY	144,500	1,321,838
1.00%, 09/20/21	JPY	153,050	1,415,022
1.00%, 12/20/21	JPY	189,650	1,757,829
1.00%, 03/20/22	JPY	221,800	2,061,250
1.10%, 06/20/20	JPY	77,450	707,830
1.10%, 03/20/21	JPY	37,350	344,365
1.10%, 06/20/21	JPY	51,450	475,781
1.10%, 09/20/21	JPY	77,750	721,018
1.10%, 12/20/21	JPY	102,550	953,631
1.20%, 12/20/20	JPY	311,850	2,873,845
1.20%, 06/20/21	JPY	123,400	1,144,333
1.30%, 12/20/19	JPY	153,550	1,398,754
1.30%, 03/20/20	JPY	106,050	969,390
1.30%, 06/20/20	JPY	63,500	582,482
1.30%, 03/20/21	JPY	151,050	1,399,797
1.40%, 03/20/20	JPY	177,850	1,628,295
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	71,900	576,311
0.50%, 09/20/46	JPY	95,500	807,331
0.60%, 12/20/46	JPY	69,200	599,995
0.70%, 06/20/48	JPY	35,000	308,006
0.80%, 03/20/46	JPY	74,700	683,564
0.80%, 03/20/47	JPY	66,000	602,225
0.80%, 06/20/47	JPY	74,300	677,249
0.80%, 09/20/47	JPY	78,400	713,864
0.80%, 12/20/47	JPY	83,550	759,936
0.80%, 03/20/48	JPY	84,300	766,856
1.10%, 03/20/33	JPY	29,000	289,334
1.40%, 09/20/45	JPY	37,500	393,867

Security		Par (000)	Value
1.40%, 12/20/45	JPY	49,950	$524,631
1.50%, 12/20/44	JPY	51,950	555,434
1.50%, 03/20/45	JPY	78,250	837,731
1.60%, 06/20/45	JPY	45,650	499,324
1.70%, 06/20/33	JPY	32,550	350,030
1.70%, 12/20/43	JPY	72,350	802,074
1.70%, 03/20/44	JPY	81,600	906,092
1.70%, 06/20/44	JPY	60,500	672,164
1.70%, 09/20/44	JPY	68,200	758,102
1.80%, 11/22/32	JPY	26,000	282,003
1.80%, 03/20/43	JPY	101,500	1,143,929
1.80%, 09/20/43	JPY	69,950	789,540
1.90%, 09/20/42	JPY	181,500	2,076,743
1.90%, 06/20/43	JPY	82,750	950,398
2.00%, 12/20/33	JPY	39,750	444,210
2.00%, 09/20/40	JPY	158,050	1,821,317
2.00%, 09/20/41	JPY	153,650	1,779,287
2.00%, 03/20/42	JPY	144,550	1,677,653
2.10%, 09/20/33	JPY	30,550	345,043
2.20%, 09/20/39	JPY	112,400	1,327,884
2.20%, 03/20/41	JPY	133,000	1,585,901
2.30%, 05/20/32	JPY	23,800	271,844
2.30%, 03/20/35	JPY	42,200	492,919
2.30%, 06/20/35	JPY	26,050	304,816
2.30%, 12/20/35	JPY	35,650	418,539
2.30%, 12/20/36	JPY	53,550	632,425
2.30%, 03/20/39	JPY	124,050	1,482,649
2.30%, 03/20/40	JPY	143,950	1,732,737
2.40%, 11/20/31	JPY	13,600	156,232
2.40%, 03/20/34	JPY	33,900	397,806
2.40%, 12/20/34	JPY	42,600	503,022
2.40%, 03/20/37	JPY	84,150	1,008,951
2.40%, 09/20/38	JPY	109,200	1,319,443
2.50%, 06/20/34	JPY	36,500	434,175
2.50%, 09/20/34	JPY	34,700	413,681
2.50%, 09/20/35	JPY	26,550	318,849
2.50%, 03/20/36	JPY	58,800	708,720
2.50%, 06/20/36	JPY	44,500	537,319
2.50%, 09/20/36	JPY	36,900	446,700
2.50%, 09/20/37	JPY	82,800	1,008,630
2.50%, 03/20/38	JPY	109,800	1,341,190
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	96,600	825,881
0.40%, 03/20/36	JPY	73,000	647,864
0.50%, 09/20/36	JPY	89,000	800,388
0.50%, 03/20/38	JPY	172,100	1,530,589
0.50%, 06/20/38	JPY	51,000	452,225
0.60%, 12/20/36	JPY	124,100	1,133,973
0.60%, 06/20/37	JPY	84,050	765,122
0.60%, 09/20/37	JPY	111,100	1,009,825
0.60%, 12/20/37	JPY	106,500	966,501
0.70%, 03/20/37	JPY	95,500	885,990
0.80%, 06/20/23	JPY	69,950	652,333
1.00%, 03/20/23	JPY	39,500	370,931
1.00%, 12/20/35	JPY	122,250	1,196,672
1.20%, 12/20/34	JPY	81,450	823,464
1.20%, 03/20/35	JPY	118,550	1,197,711
1.20%, 09/20/35	JPY	76,850	775,853
1.30%, 06/20/35	JPY	63,300	648,539
1.40%, 12/20/22	JPY	19,000	180,950

392

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
1.40%, 09/20/34	JPY	133,000	$1,380,793
1.50%, 06/20/32	JPY	50,900	532,763
1.50%, 03/20/33	JPY	71,400	749,330
1.50%, 03/20/34	JPY	82,350	866,190
1.50%, 06/20/34	JPY	90,000	946,696
1.60%, 06/20/30	JPY	65,800	688,543
1.60%, 03/20/32	JPY	52,700	557,516
1.60%, 06/20/32	JPY	41,100	435,133
1.60%, 03/20/33	JPY	82,100	871,966
1.60%, 12/20/33	JPY	176,850	1,883,309
1.70%, 12/20/22	JPY	36,000	347,104
1.70%, 09/20/31	JPY	63,400	675,985
1.70%, 12/20/31	JPY	79,600	850,150
1.70%, 03/20/32	JPY	44,300	473,896
1.70%, 06/20/32	JPY	50,750	543,402
1.70%, 09/20/32	JPY	139,450	1,494,435
1.70%, 12/20/32	JPY	117,050	1,256,191
1.70%, 06/20/33	JPY	110,350	1,187,519
1.70%, 09/20/33	JPY	113,600	1,224,087
1.80%, 06/20/23	JPY	69,000	673,727
1.80%, 12/20/23	JPY	25,000	245,980
1.80%, 06/20/30	JPY	50,100	534,724
1.80%, 09/20/30	JPY	54,850	586,715
1.80%, 06/20/31	JPY	55,800	600,171
1.80%, 09/20/31	JPY	102,950	1,109,467
1.80%, 12/20/31	JPY	107,100	1,156,334
1.80%, 03/20/32	JPY	87,550	946,923
1.80%, 12/20/32	JPY	68,950	748,533
1.90%, 03/22/21	JPY	1,950	18,349
1.90%, 06/20/22	JPY	15,000	144,452
1.90%, 09/20/22	JPY	25,900	250,596
1.90%, 09/20/23	JPY	39,000	384,081
1.90%, 12/20/23	JPY	52,000	514,151
1.90%, 03/20/24	JPY	36,050	357,924
1.90%, 03/20/25	JPY	43,500	438,882
1.90%, 06/20/25	JPY	40,200	407,218
1.90%, 12/20/28	JPY	63,050	669,877
1.90%, 03/20/29	JPY	69,350	738,794
1.90%, 09/20/30	JPY	62,200	671,964
1.90%, 03/20/31	JPY	41,950	454,933
1.90%, 06/20/31	JPY	102,400	1,112,907
2.00%, 06/21/21	JPY	2,650	25,120
2.00%, 03/21/22	JPY	14,100	135,611
2.00%, 06/20/22	JPY	54,750	529,159
2.00%, 12/20/24	JPY	67,100	678,151
2.00%, 03/20/25	JPY	27,050	274,521
2.00%, 06/20/25	JPY	13,800	140,643
2.00%, 09/20/25	JPY	20,650	211,409
2.00%, 12/20/25	JPY	29,450	302,735
2.00%, 03/20/27	JPY	38,350	401,572
2.00%, 06/20/30	JPY	43,700	475,551
2.00%, 12/20/30	JPY	46,450	507,995
2.00%, 03/20/31	JPY	51,550	564,738
2.10%, 09/21/21	JPY	25,000	238,844
2.10%, 12/20/21	JPY	41,850	401,874
2.10%, 03/20/24	JPY	57,300	574,694
2.10%, 09/20/24	JPY	83,400	843,902
2.10%, 03/20/25	JPY	29,900	305,224
2.10%, 06/20/25	JPY	29,150	298,880
2.10%, 09/20/25	JPY	18,850	194,185

Security		Par (000)	Value
2.10%, 12/20/25	JPY	30,000	$310,372
2.10%, 03/20/26	JPY	39,600	411,247
2.10%, 12/20/26	JPY	64,350	676,382
2.10%, 03/20/27	JPY	44,400	468,346
2.10%, 06/20/27	JPY	27,500	291,246
2.10%, 09/20/27	JPY	46,300	492,077
2.10%, 12/20/27	JPY	104,850	1,117,616
2.10%, 06/20/28	JPY	46,450	498,626
2.10%, 09/20/28	JPY	74,750	805,429
2.10%, 12/20/28	JPY	43,000	464,779
2.10%, 03/20/29	JPY	83,500	905,275
2.10%, 06/20/29	JPY	84,700	921,092
2.10%, 09/20/29	JPY	87,600	954,945
2.10%, 12/20/29	JPY	92,950	1,016,172
2.10%, 03/20/30	JPY	115,200	1,262,888
2.10%, 12/20/30	JPY	116,550	1,287,287
2.20%, 06/22/20	JPY	23,200	216,363
2.20%, 09/21/20	JPY	71,850	673,730
2.20%, 12/20/21	JPY	5,800	55,872
2.20%, 03/20/24	JPY	18,950	191,018
2.20%, 06/20/24	JPY	30,750	311,365
2.20%, 03/20/26	JPY	10,700	111,851
2.20%, 06/20/26	JPY	17,050	178,946
2.20%, 09/20/26	JPY	66,000	695,995
2.20%, 09/20/27	JPY	64,750	693,439
2.20%, 03/20/28	JPY	89,000	959,863
2.20%, 09/20/28	JPY	37,600	408,525
2.20%, 06/20/29	JPY	47,450	520,577
2.20%, 12/20/29	JPY	53,800	593,569
2.20%, 03/20/30	JPY	64,700	715,914
2.20%, 03/20/31	JPY	73,600	823,065
2.30%, 03/20/26	JPY	9,000	94,695
2.30%, 06/20/26	JPY	36,300	383,543
2.30%, 09/20/26	JPY	2,900	30,793
2.30%, 06/20/27	JPY	37,150	399,338
2.30%, 06/20/28	JPY	44,950	490,422
2.40%, 03/20/20	JPY	1,100	10,232
2.40%, 06/20/24	JPY	79,800	816,449
2.40%, 03/20/28	JPY	41,500	454,691
2.40%, 06/20/28	JPY	67,000	736,886
2.50%, 03/20/20	JPY	1,150	10,714
2.50%, 12/21/20	JPY	119,000	1,129,660
2.90%, 09/20/19	JPY	550	5,082
Japan Government Two Year Bond
0.10%, 10/15/19	JPY	53,000	474,751
0.10%, 11/15/19	JPY	80,000	716,741
0.10%, 12/15/19	JPY	65,000	582,462
0.10%, 01/15/20	JPY	200,000	1,792,532
0.10%, 02/15/20	JPY	70,000	627,505
0.10%, 03/15/20	JPY	140,000	1,255,235
0.10%, 04/15/20	JPY	199,450	1,788,600

			202,402,509
NETHERLANDS — 4.6%
Netherlands Government Bond
0.00%, 01/15/22(b)	EUR	1,624	1,922,484
0.00%, 01/15/24(b)	EUR	1,050	1,230,009
0.25%, 01/15/20(b)	EUR	1,720	2,038,508
0.25%, 07/15/25(b)	EUR	1,811	2,132,187

393

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
0.50%, 07/15/26(b)	EUR	1,800	$2,140,915
0.75%, 07/15/27(b)	EUR	1,740	2,094,226
0.75%, 07/15/28(b)	EUR	1,200	1,434,206
1.75%, 07/15/23(b)	EUR	2,018	2,583,556
2.00%, 07/15/24(b)	EUR	1,921	2,511,801
2.25%, 07/15/22(b)	EUR	1,628	2,098,659
2.50%, 01/15/33(b)	EUR	1,651	2,388,261
2.75%, 01/15/47(b)	EUR	1,606	2,654,721
3.25%, 07/15/21(b)	EUR	1,875	2,436,506
3.50%, 07/15/20(b)	EUR	1,657	2,095,249
3.75%, 01/15/23	EUR	527	726,046
3.75%, 01/15/42(b)	EUR	1,772	3,286,899
4.00%, 01/15/37(b)	EUR	1,774	3,191,839
5.50%, 01/15/28	EUR	1,545	2,661,979
7.50%, 01/15/23(b)	EUR	1,054	1,661,442

			41,289,493
NORWAY — 1.6%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	15,466	1,863,312
1.75%, 03/13/25(b)	NOK	14,330	1,766,440
1.75%, 02/17/27(b)	NOK	15,040	1,835,802
2.00%, 05/24/23(b)	NOK	23,654	2,969,082
3.00%, 03/14/24(b)	NOK	18,010	2,377,091
3.75%, 05/25/21(b)	NOK	31,056	4,072,848

			14,884,575
PORTUGAL — 4.7%
Portugal Obrigacoes do Tesouro OT
2.13%, 10/17/28(b)	EUR	1,750	2,121,636
2.20%, 10/17/22(b)	EUR	3,130	3,967,778
2.88%, 10/15/25(b)	EUR	3,473	4,528,663
2.88%, 07/21/26(b)	EUR	2,343	3,039,184
3.85%, 04/15/21(b)	EUR	4,036	5,231,574
3.88%, 02/15/30(b)	EUR	1,288	1,797,580
4.10%, 04/15/37(b)	EUR	2,392	3,474,761
4.10%, 02/15/45(b)	EUR	945	1,378,362
4.13%, 04/14/27(b)	EUR	2,604	3,672,127
4.80%, 06/15/20(b)	EUR	2,996	3,834,089
4.95%, 10/25/23(b)	EUR	2,362	3,393,787
5.65%, 02/15/24(b)	EUR	3,926	5,822,473

			42,262,014
SPAIN — 4.7%
Spain Government Bond
0.40%, 04/30/22	EUR	1,200	1,422,756
0.75%, 07/30/21	EUR	647	776,906
1.15%, 07/30/20	EUR	910	1,095,970
1.30%, 10/31/26(b)	EUR	675	802,800
1.40%, 01/31/20	EUR	934	1,122,585
1.40%, 04/30/28(b)	EUR	850	1,000,794
1.45%, 10/31/27(b)	EUR	1,100	1,308,324
1.50%, 04/30/27(b)	EUR	750	899,459
1.60%, 04/30/25(b)	EUR	1,474	1,820,743
1.95%, 04/30/26(b)	EUR	450	563,819
1.95%, 07/30/30(b)	EUR	1,465	1,779,963
2.15%, 10/31/25(b)	EUR	646	822,492
2.35%, 07/30/33(b)	EUR	626	778,303
2.70%, 10/31/48(b)	EUR	350	428,661
2.75%, 04/30/19	EUR	1	1,197
2.75%, 10/31/24(b)	EUR	800	1,056,687
2.90%, 10/31/46(b)	EUR	820	1,054,057

Security		Par (000)	Value
3.80%, 04/30/24(b)	EUR	803	$1,111,056
4.00%, 04/30/20(b)	EUR	2,161	2,720,631
4.20%, 01/31/37(b)	EUR	797	1,252,020
4.30%, 10/31/19(b)	EUR	652	808,077
4.40%, 10/31/23(b)	EUR	577	814,092
4.60%, 07/30/19(b)	EUR	939	1,153,952
4.65%, 07/30/25(b)	EUR	995	1,467,602
4.70%, 07/30/41(b)	EUR	858	1,453,155
4.80%, 01/31/24(b)	EUR	397	572,650
4.85%, 10/31/20(b)	EUR	494	644,088
4.90%, 07/30/40(b)	EUR	891	1,539,810
5.15%, 10/31/28(b)	EUR	380	603,704
5.15%, 10/31/44(b)	EUR	645	1,171,686
5.40%, 01/31/23(b)	EUR	1,359	1,959,375
5.50%, 04/30/21(b)	EUR	1,816	2,455,018
5.75%, 07/30/32	EUR	1,045	1,839,905
5.85%, 01/31/22(b)	EUR	756	1,066,498
5.90%, 07/30/26(b)	EUR	900	1,445,089
6.00%, 01/31/29	EUR	818	1,386,440

			42,200,364
SWEDEN — 2.8%
Sweden Government Bond
0.75%, 05/12/28	SEK	27,550	3,174,072
1.00%, 11/12/26	SEK	29,200	3,477,028
1.50%, 11/13/23(b)	SEK	39,850	4,885,865
2.50%, 05/12/25	SEK	28,490	3,736,807
3.50%, 06/01/22	SEK	49,495	6,434,341
3.50%, 03/30/39	SEK	21,395	3,407,110

			25,115,223
SWITZERLAND — 1.0%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	1,606	1,737,742
2.25%, 07/06/20(a)	CHF	1,832	1,955,759
4.00%, 02/11/23(a)	CHF	1,690	2,045,232
4.00%, 04/08/28(a)	CHF	2,082	2,907,037

			8,645,770
UNITED KINGDOM — 4.8%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	1,050	1,353,717
0.75%, 07/22/23(a)	GBP	700	904,459
1.25%, 07/22/27(a)	GBP	950	1,233,483
1.50%, 01/22/21(a)	GBP	1,005	1,340,574
1.50%, 07/22/26(a)	GBP	830	1,107,598
1.50%, 07/22/47(a)	GBP	840	1,034,864
1.63%, 10/22/28(a)	GBP	400	532,275
1.63%, 10/22/71(a)	GBP	225	298,632
1.75%, 09/07/22(a)	GBP	972	1,316,119
1.75%, 09/07/37(a)	GBP	550	721,130
1.75%, 07/22/57(a)	GBP	570	767,267
2.00%, 07/22/20(a)	GBP	1,000	1,343,195
2.00%, 09/07/25(a)	GBP	638	883,877
2.25%, 09/07/23(a)	GBP	538	747,755
2.50%, 07/22/65(a)	GBP	712	1,206,999
2.75%, 09/07/24(a)	GBP	517	742,789
3.25%, 01/22/44(a)	GBP	883	1,501,480
3.50%, 01/22/45(a)	GBP	968	1,725,143
3.50%, 07/22/68(a)	GBP	689	1,487,849
3.75%, 09/07/20(a)	GBP	772	1,075,283
3.75%, 09/07/21(a)	GBP	614	877,342

394

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
3.75%, 07/22/52(a)	GBP	718	$1,437,142
4.00%, 03/07/22(a)	GBP	425	619,320
4.00%, 01/22/60(a)	GBP	557	1,249,844
4.25%, 12/07/27(a)	GBP	544	895,991
4.25%, 06/07/32(a)	GBP	690	1,203,114
4.25%, 03/07/36(a)	GBP	815	1,482,493
4.25%, 09/07/39(a)	GBP	625	1,179,757
4.25%, 12/07/40(a)	GBP	702	1,342,114
4.25%, 12/07/46(a)	GBP	710	1,442,242
4.25%, 12/07/49(a)	GBP	550	1,156,524
4.25%, 12/07/55(a)	GBP	707	1,590,016
4.50%, 09/07/34(a)	GBP	769	1,412,034
4.50%, 12/07/42(a)	GBP	578	1,165,743
4.75%, 12/07/30(a)	GBP	496	885,709
4.75%, 12/07/38(a)	GBP	629	1,250,934
5.00%, 03/07/25(a)	GBP	683	1,113,717
6.00%, 12/07/28(a)	GBP	405	762,560
8.00%, 06/07/21(a)	GBP	460	726,276

			43,117,360
TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 96.5%
(Cost: $877,404,743)			869,474,727

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	780	$780,018

TOTAL SHORT-TERM INVESTMENTS — 0.1%
(Cost: $780,018)		780,018

TOTAL INVESTMENTS IN SECURITIES — 96.6%
(Cost: $878,184,761)		870,254,745
Other Assets, Less Liabilities — 3.4%		30,939,449

NET ASSETS — 100.0%		$901,194,194

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,978	(1,198)	780	$780,018	$12,418	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$869,474,727	$—	$869,474,727
Money Market Funds	780,018	—	—	780,018

	$780,018	$869,474,727	$—	$870,254,745

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Drone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

395

Schedule of Investments (Unaudited)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES(a)

AZERBAIJAN — 0.5%
Southern Gas Corridor CJSC,
6.88%, 03/24/26(b)	$59,964	$65,942,411

CHILE — 0.9%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	36,301	34,382,492
4.50%, 09/16/25(b)	60,504	61,456,938
4.50%, 08/01/47 (Call 02/01/47)(b)	34,300	32,945,150

		128,784,580
CHINA — 3.3%
Amber Circle Funding Ltd.,
3.25%, 12/04/22(b)	16,017	15,614,312
Charming Light Investments Ltd.,
4.38%, 12/21/27(b)	14,600	13,825,229
China Development Bank
2.13%, 06/01/21(b)	10,744	10,312,091
2.50%, 10/09/20(b)	3,139	3,072,674
2.63%, 01/24/22(b)	19,200	18,558,267
China Development Bank Corp./Hong Kong,
3.01%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(c)	24,670	24,666,381
China Great Wall International Holdings III Ltd.,
3.13%, 08/31/22(b)	11,270	10,774,433
China Minmetals Corp.,
3.75%, (Call 11/13/22)(b)(c)(d)(e)	4,800	4,446,000
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(b)	24,320	23,532,319
4.13%, 03/14/21(b)	500	499,460
4.13%, 07/19/27(b)	16,253	15,288,506
4.63%, 03/14/23(b)	21,725	21,823,147
5.13%, 03/14/28(b)	25,180	25,288,992
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.50%, 10/03/23(b)	16,696	17,099,527
CNOOC Finance 2015 USA LLC,
4.38%, 05/02/28	4,000	4,051,276
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20(b)	9,433	9,561,412
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22(b)	29,595	29,661,603
4.88%, 05/17/42(b)	14,879	15,567,715
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23(b)	17,243	17,580,490
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 04/10/24(b)	20,649	21,054,931
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 04/28/25(b)	14,672	13,899,870
Sinopec Group Overseas Development 2016 Ltd.,
2.00%, 09/29/21(b)	15,065	14,328,915
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	9,550	9,080,045
3.00%, 04/12/22(b)	17,000	16,509,416
3.63%, 04/12/27(b)	10,540	10,141,473
State Grid Overseas Investment 2013 Ltd.,
3.13%, 05/22/23(b)	10,771	10,461,225
State Grid Overseas Investment 2014 Ltd.,
4.13%, 05/07/24(b)	19,366	19,553,763
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	19,100	18,502,657
3.50%, 05/04/27(b)	30,428	29,067,686
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26(b)	11,534	10,715,719

		454,539,534
INDONESIA — 1.1%
Pelabuhan Indonesia II PT,
4.25%, 05/05/25(b)	10,628	10,265,798

Security	Par (000)	Value
Pertamina Persero PT
4.30%, 05/20/23(b)	$4,312	$4,295,830
4.88%, 05/03/22(b)	20,424	20,904,172
5.25%, 05/23/21(b)	10,427	10,768,484
5.63%, 05/20/43(b)	13,641	13,579,010
6.00%, 05/03/42(b)	11,704	12,128,270
6.45%, 05/30/44(b)	18,805	20,544,463
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	14,387	13,613,699
5.25%, 10/24/42(b)	14,356	13,871,485
5.45%, 05/21/28(b)	11,043	11,498,524
5.50%, 11/22/21(b)	10,960	11,419,114
6.15%, 05/21/48(b)	5,700	6,094,725

		148,983,574
KAZAKHSTAN — 1.6%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22(b)	28,537	28,108,945
Kazakhstan Temir Zholy Finance BV,
6.95%, 07/10/42(b)	32,155	35,812,631
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	34,250	34,371,588
5.38%, 04/24/30(b)	36,955	37,694,100
5.75%, 04/19/47(b)	34,434	33,788,363
6.38%, 10/24/48(b)	48,769	50,841,682

		220,617,309
MALAYSIA — 1.0%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	43,873	42,913,454
4.50%, 03/18/45(b)	40,786	41,346,807
7.88%, 05/22/22(b)	39,975	45,564,604

		129,824,865
MEXICO — 3.4%
Banco Nacional de Comercio Exterior SNC/Cayman Islands,
4.38%, 10/14/25(b)	7,924	7,904,190
Comision Federal de Electricidad
4.75%, 02/23/27(b)	8,950	8,849,313
4.88%, 05/26/21(b)	6,556	6,703,510
4.88%, 01/15/24(b)	10,367	10,574,340
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	7,595	6,941,830
4.25%, 10/31/26 (Call 07/31/26)(b)	6,800	6,497,400
5.50%, 10/31/46 (Call 04/30/46)(b)	8,040	7,185,750
5.50%, 07/31/47 (Call 01/31/47)(b)	23,386	20,901,237
Petroleos Mexicanos
3.50%, 01/30/23	17,121	16,268,717
4.25%, 01/15/25	8,235	7,679,138
4.50%, 01/23/26	10,027	9,340,251
4.63%, 09/21/23	10,354	10,240,106
4.88%, 01/24/22	22,339	22,515,143
4.88%, 01/18/24	12,088	11,918,768
5.35%, 02/12/28(b)	9,368	8,718,329
5.38%, 03/13/22	14,096	14,476,592
5.50%, 01/21/21	19,791	20,386,709
5.50%, 06/27/44	12,787	10,568,455
5.63%, 01/23/46	25,988	21,375,130
5.98%, 03/11/22, (3 mo. LIBOR US + 3.650%)(c)	8,035	8,565,310
6.35%, 02/12/48(b)	17,520	15,527,100
6.38%, 02/04/21	7,424	7,779,238
6.38%, 01/23/45	31,787	28,576,513
6.50%, 03/13/27	44,634	45,247,717

396

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
6.50%, 06/02/41	$32,657	$30,139,145
6.63%, 06/15/35	24,390	23,621,715
6.75%, 09/21/47	44,503	41,209,778
6.88%, 08/04/26	30,096	31,408,186

		461,119,610
OMAN — 0.5%
Lamar Funding Ltd.,
3.96%, 05/07/25(b)	22,175	19,818,906
Oman Sovereign Sukuk SAOC,
4.40%, 06/01/24(b)	45,541	43,719,360

		63,538,266
PERU — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	31,400	30,615,000
5.63%, 06/19/47(b)	29,219	29,137,187

		59,752,187
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(b)	23,940	28,518,525

RUSSIA — 0.5%
Russian Railways via RZD Capital PLC,
5.70%, 04/05/22(b)	18,133	18,858,320
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	18,800	19,387,500
6.03%, 07/05/22(b)	13,023	13,397,411
6.80%, 11/22/25(b)	13,558	14,484,012

		66,127,243
SOUTH AFRICA — 0.8%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(b)	33,496	32,993,560
6.75%, 08/06/23(b)	24,106	23,563,615
7.13%, 02/11/25(b)	31,972	31,092,770
Transnet SOC Ltd.,
4.00%, 07/26/22(b)	22,699	21,819,414

		109,469,359
VENEZUELA — 0.6%
Petroleos de Venezuela SA
5.38%, 04/12/27(b)(f)	34,221	7,978,743
5.50%, 04/12/37(b)(f)	22,673	5,271,472
6.00%, 05/16/24(b)(f)	48,872	10,690,699
6.00%, 11/15/26(b)(f)	59,309	12,973,743
8.50%, 10/27/20(b)(f)	26,092	23,449,960
9.00%, 11/17/21(b)(f)	31,803	7,751,981
9.75%, 05/17/35(b)(f)	31,329	7,595,773
12.75%, 02/17/22(b)(f)	32,616	8,561,831

		84,274,202

TOTAL CORPORATE BONDS & NOTES — 14.8%
(Cost: $2,131,459,179)		2,021,491,665

FOREIGN GOVERNMENT OBLIGATIONS(a)

ANGOLA — 1.2%
Angolan Government International Bond
8.25%, 05/09/28(b)	50,130	51,821,888
9.38%, 05/08/48(b)	55,420	58,745,200
9.50%, 11/12/25(b)	46,404	52,494,525

		163,061,613

Security	Par (000)	Value
ARGENTINA — 3.6%
Argentine Republic Government International Bond
2.50%, 12/31/38(g)	$53,012	$31,886,567
4.63%, 01/11/23	30,129	27,101,035
5.63%, 01/26/22	37,157	35,299,150
5.88%, 01/11/28	65,791	55,264,440
6.63%, 07/06/28	11,158	9,874,830
6.88%, 04/22/21	51,959	52,036,939
6.88%, 01/26/27	50,071	45,514,539
6.88%, 01/11/48	43,493	34,207,244
7.13%, 07/06/36	20,946	17,626,059
7.13%, 06/28/17	33,823	26,923,108
7.50%, 04/22/26	65,553	62,275,350
7.63%, 04/22/46	32,097	27,218,256
8.28%, 12/31/33	73,536	69,788,283

		495,015,800
AZERBAIJAN — 0.7%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	34,864	29,634,400
4.75%, 03/18/24(b)	39,244	39,293,055
State Oil Co. of the Azerbaijan Republic,
4.75%, 03/13/23(b)	27,557	27,419,215

		96,346,670
BOLIVIA — 0.2%
Bolivian Government International Bond,
4.50%, 03/20/28(b)	31,662	28,851,998

BRAZIL — 3.7%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24(b)	18,655	17,908,800
5.75%, 09/26/23(b)	19,058	19,725,030
Brazil Minas SPE via State of Minas Gerais,
5.33%, 02/15/28(b)	17,311	16,834,948
Brazilian Government International Bond
2.63%, 01/05/23	31,123	28,866,583
4.25%, 01/07/25	72,534	70,448,647
4.63%, 01/13/28 (Call 10/13/27)	51,895	48,729,405
4.88%, 01/22/21	35,420	36,340,920
5.00%, 01/27/45	57,036	48,509,118
5.63%, 01/07/41	33,733	31,666,854
5.63%, 02/21/47	50,847	46,906,357
6.00%, 04/07/26	44,598	47,195,833
7.13%, 01/20/37	32,061	35,908,320
8.25%, 01/20/34	26,401	32,143,217
8.88%, 04/15/24	14,781	17,981,087

		499,165,119
CHILE — 0.8%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	66,594	63,680,513
3.86%, 06/21/47	48,400	46,076,800

		109,757,313
CHINA — 0.5%
China Government International Bond
2.13%, 11/02/22(b)	8,560	8,247,416
2.63%, 11/02/27(b)	12,900	12,168,299
Export-Import Bank of China (The)
2.00%, 04/26/21(b)	10,902	10,453,861
2.63%, 03/14/22(b)	9,150	8,850,869

397

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.88%, 04/26/26(b)	$16,028	$14,724,759
3.63%, 07/31/24(b)	19,187	18,870,008

		73,315,212
COLOMBIA — 3.5%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	21,794	20,840,512
3.88%, 04/25/27 (Call 01/25/27)	70,978	69,203,550
4.00%, 02/26/24 (Call 11/26/23)	36,495	36,531,495
4.38%, 07/12/21	36,498	37,428,699
4.50%, 01/28/26 (Call 10/28/25)	43,950	45,070,725
5.00%, 06/15/45 (Call 12/15/44)	84,680	84,044,900
5.63%, 02/26/44 (Call 08/26/43)	52,211	56,231,247
6.13%, 01/18/41	45,969	51,990,939
7.38%, 09/18/37	39,643	50,108,752
8.13%, 05/21/24	21,815	26,396,150

		477,846,969
COSTA RICA — 0.7%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	38,464	37,002,368
7.00%, 04/04/44(b)	28,950	29,818,500
7.16%, 03/12/45(b)	27,945	29,307,319

		96,128,187
CROATIA — 1.2%
Croatia Government International Bond
5.50%, 04/04/23(b)	40,232	42,796,790
6.00%, 01/26/24(b)	50,561	55,174,692
6.38%, 03/24/21(b)	60,185	64,172,256

		162,143,738
DOMINICAN REPUBLIC — 2.8%
Dominican Republic International Bond
5.50%, 01/27/25(b)	44,991	44,923,513
5.88%, 04/18/24(b)	24,780	25,473,840
5.95%, 01/25/27(b)	47,280	47,930,100
6.00%, 07/19/28(h)	28,432	28,758,968
6.50%, 02/15/48(b)	18,956	18,643,226
6.85%, 01/27/45(b)	68,059	69,505,254
6.88%, 01/29/26(b)	49,520	53,048,300
7.45%, 04/30/44(b)	49,068	53,177,445
7.50%, 05/06/21(b)	42,341	44,669,755

		386,130,401
ECUADOR — 2.9%
Ecuador Government International Bond
7.88%, 01/23/28(b)	81,311	74,196,287
7.95%, 06/20/24(b)	57,118	54,904,678
8.75%, 06/02/23(b)	38,790	38,790,000
8.88%, 10/23/27(b)	83,773	80,631,512
9.63%, 06/02/27(b)	37,733	37,827,333
9.65%, 12/13/26(b)	49,308	49,677,810
10.75%, 03/28/22(b)	60,145	64,806,237

		400,833,857
EGYPT — 2.9%
Egypt Government International Bond
5.58%, 02/21/23(b)	48,491	48,066,704
5.88%, 06/11/25(b)	45,129	43,775,130
6.13%, 01/31/22(b)	72,575	73,572,906
6.59%, 02/21/28(b)	36,506	35,730,247
7.50%, 01/31/27(b)	57,329	59,622,160

Security	Par (000)	Value
7.90%, 02/21/48(b)	$45,079	$44,628,210
8.50%, 01/31/47(b)	81,511	85,688,439

		391,083,796
EL SALVADOR — 0.2%
El Salvador Government International Bond,
7.65%, 06/15/35(b)	33,124	33,165,405

ETHIOPIA — 0.3%
Ethiopia International Bond,
6.63%, 12/11/24(b)	34,132	34,686,645

GABON — 0.3%
Gabon Government International Bond,
6.38%, 12/12/24(b)	42,540	39,562,200

GHANA — 1.0%
Ghana Government International Bond
7.63%, 05/16/29(b)	20,125	20,703,594
7.88%, 08/07/23(b)	32,458	34,892,441
8.13%, 01/18/26(b)	35,562	38,229,150
8.63%, 06/16/49(b)	35,490	36,643,425

		130,468,610
HUNGARY — 2.5%
Hungary Government International Bond
5.38%, 02/21/23	69,090	73,667,213
5.38%, 03/25/24	53,958	57,926,611
5.75%, 11/22/23	59,066	64,239,886
6.38%, 03/29/21	82,620	88,602,514
7.63%, 03/29/41	37,134	52,451,775

		336,887,999
INDIA — 0.4%
Export-Import Bank of India
3.38%, 08/05/26(b)	28,850	26,492,248
3.88%, 02/01/28(b)	30,900	29,304,788

		55,797,036
INDONESIA — 3.9%
Indonesia Government International Bond
2.95%, 01/11/23	13,930	13,322,791
3.38%, 04/15/23(b)	7,215	7,019,906
3.50%, 01/11/28	9,515	8,944,100
3.75%, 04/25/22(b)	22,131	22,048,009
3.85%, 07/18/27(b)	17,000	16,434,410
4.10%, 04/24/28	22,508	22,074,721
4.13%, 01/15/25(b)	20,274	20,161,682
4.35%, 01/08/27(b)	21,382	21,462,182
4.35%, 01/11/48	19,359	18,028,069
4.63%, 04/15/43(b)	13,562	13,147,410
4.75%, 01/08/26(b)	31,433	32,383,220
4.75%, 07/18/47(b)	5,850	5,753,709
4.88%, 05/05/21(b)	18,002	18,597,146
5.13%, 01/15/45(b)	7,589	7,799,671
5.25%, 01/17/42(b)	25,100	26,253,345
5.25%, 01/08/47(b)	12,367	12,938,974
5.38%, 10/17/23(b)	10,650	11,270,577
5.88%, 01/15/24(b)	22,792	24,677,356
5.95%, 01/08/46(b)	10,955	12,395,473
6.63%, 02/17/37(b)	18,703	22,279,949
6.75%, 01/15/44(b)	22,941	28,071,754
7.75%, 01/17/38(b)	24,904	33,218,198
8.50%, 10/12/35(b)	15,894	22,106,329

398

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	$7,836	$7,634,223
3.40%, 03/29/22(b)	14,725	14,467,312
3.75%, 03/01/23(b)	4,500	4,447,125
4.15%, 03/29/27(b)	19,700	19,310,925
4.33%, 05/28/25(b)	18,659	18,691,653
4.35%, 09/10/24(b)	11,485	11,562,524
4.40%, 03/01/28(b)	17,600	17,498,800
4.55%, 03/29/26(b)	13,900	13,976,450

		527,977,993
IRAQ — 0.8%
Iraq International Bond
5.80%, 01/15/28 (Call 09/16/18)(b)	82,286	77,554,555
6.75%, 03/09/23(b)	28,498	28,355,510

		105,910,065
IVORY COAST — 0.9%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/18)(b)(g)	61,260	58,043,826
6.13%, 06/15/33(b)	43,562	39,859,230
6.38%, 03/03/28(b)	26,261	25,407,518

		123,310,574
JAMAICA — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	53,129	58,574,722
7.88%, 07/28/45	30,846	35,974,148
8.00%, 03/15/39	37,078	43,473,955

		138,022,825
JORDAN — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(b)	32,001	30,600,956
6.13%, 01/29/26(b)	30,085	29,859,363
7.38%, 10/10/47(b)	32,552	31,453,370

		91,913,689
KAZAKHSTAN — 1.6%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	42,298	42,826,725
4.88%, 10/14/44(b)	30,970	31,434,550
5.13%, 07/21/25(b)	77,746	83,479,768
6.50%, 07/21/45(b)	44,386	54,594,780

		212,335,823
KENYA — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	60,631	61,616,254
7.25%, 02/28/28(b)	30,820	31,066,560
8.25%, 02/28/48(b)	29,335	29,591,681

		122,274,495
LEBANON — 2.2%
Lebanon Government International Bond
6.00%, 01/27/23(b)	51,980	45,352,550
6.10%, 10/04/22(b)	41,337	36,686,588
6.60%, 11/27/26(b)	42,474	35,678,160
6.65%, 02/26/30(b)	44,049	35,569,567
6.75%, 11/29/27(b)	30,528	25,300,080
6.85%, 03/23/27(b)	37,465	31,657,925
7.00%, 03/23/32(b)	27,122	21,901,015
8.25%, 04/12/21(b)	66,133	64,810,340

		296,956,225

Security	Par (000)	Value
LITHUANIA — 0.7%
Lithuania Government International Bond
6.13%, 03/09/21(b)	$39,285	$42,053,414
6.63%, 02/01/22(b)	44,107	48,734,706

		90,788,120
MALAYSIA — 1.0%
1MDB Global Investments Ltd.,
4.40%, 03/09/23(b)	94,500	88,357,500
Malaysia Sovereign Sukuk Bhd,
3.04%, 04/22/25(b)	27,059	25,786,919
Malaysia Sukuk Global Bhd,
3.18%, 04/27/26(b)	28,801	27,401,245

		141,545,664
MEXICO — 2.5%
Mexico Government International Bond
3.60%, 01/30/25	13,956	13,586,166
3.63%, 03/15/22	18,814	18,785,779
3.75%, 01/11/28	21,266	20,128,269
4.00%, 10/02/23	28,094	28,206,376
4.13%, 01/21/26	18,633	18,465,303
4.15%, 03/28/27	26,290	25,843,070
4.35%, 01/15/47	19,630	17,500,145
4.60%, 01/23/46	15,927	14,581,168
4.60%, 02/10/48	24,147	22,215,240
4.75%, 03/08/44	30,526	28,770,755
5.55%, 01/21/45	18,843	19,756,886
5.75%, 10/12/10	21,386	21,107,982
6.05%, 01/11/40	29,564	32,579,528
6.75%, 09/27/34	24,410	29,047,900
8.30%, 08/15/31	24,697	34,483,186

		345,057,753
MONGOLIA — 0.2%
Mongolia Government International Bond,
5.13%, 12/05/22(b)	25,026	24,196,513

MOROCCO — 0.4%
Morocco Government International Bond,
4.25%, 12/11/22(b)	51,285	52,054,275

NIGERIA — 1.6%
Nigeria Government International Bond
6.50%, 11/28/27(b)	48,262	46,934,795
7.14%, 02/23/30(b)	37,175	36,896,188
7.63%, 11/28/47(b)	53,998	51,838,080
7.70%, 02/23/38(b)	34,870	34,346,950
7.88%, 02/16/32(b)	41,049	42,383,092

		212,399,105
OMAN — 2.5%
Oman Government International Bond
3.63%, 06/15/21(b)	29,542	28,877,305
3.88%, 03/08/22(b)	31,611	30,741,698
4.13%, 01/17/23(b)	8,113	7,869,610
4.75%, 06/15/26(b)	68,717	64,937,565
5.38%, 03/08/27(b)	55,501	53,905,346
5.63%, 01/17/28(b)	55,055	53,678,625
6.50%, 03/08/47(b)	63,411	59,130,757
6.75%, 01/17/48(b)	49,490	47,386,675

		346,527,581
PAKISTAN — 0.9%
Pakistan Government International Bond
6.88%, 12/05/27(b)	47,781	45,272,497
8.25%, 04/15/24(b)	26,285	27,303,544

399

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(b)	$26,629	$25,796,844
5.63%, 12/05/22(b)	29,233	27,880,974

		126,253,859
PANAMA — 2.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	40,156	40,125,883
3.88%, 03/17/28 (Call 12/17/27)	37,348	37,067,890
4.00%, 09/22/24 (Call 06/22/24)	48,405	49,191,581
4.50%, 05/15/47	33,875	33,705,625
4.50%, 04/16/50 (Call 10/16/49)	43,305	42,601,294
6.70%, 01/26/36	54,259	67,213,336

		269,905,609
PARAGUAY — 0.2%
Paraguay Government International Bond,
6.10%, 08/11/44(b)	27,668	30,261,875

PERU — 2.5%
Peruvian Government International Bond
4.13%, 08/25/27	41,451	42,694,530
5.63%, 11/18/50	75,844	89,590,725
6.55%, 03/14/37	33,321	42,234,367
7.35%, 07/21/25	53,301	65,293,725
8.75%, 11/21/33	72,813	107,672,224

		347,485,571
PHILIPPINES — 3.6%
Philippine Government International Bond
3.00%, 02/01/28	46,761	43,990,411
3.70%, 03/01/41	30,709	29,135,164
3.70%, 02/02/42	53,810	50,984,975
3.95%, 01/20/40	34,911	34,387,335
4.00%, 01/15/21	21,763	22,073,123
4.20%, 01/21/24	41,265	42,348,206
5.00%, 01/13/37	26,292	28,724,010
5.50%, 03/30/26	26,524	29,541,105
6.38%, 01/15/32	21,314	26,029,722
6.38%, 10/23/34	31,888	39,899,860
7.75%, 01/14/31	36,130	48,233,550
9.50%, 02/02/30	38,619	56,914,751
10.63%, 03/16/25	29,435	41,435,985

		493,698,197
POLAND — 2.4%
Republic of Poland Government International Bond
3.00%, 03/17/23	42,785	41,929,398
3.25%, 04/06/26	51,536	50,070,832
4.00%, 01/22/24	57,759	58,863,930
5.00%, 03/23/22	102,297	107,721,431
5.13%, 04/21/21	72,421	75,959,490

		334,545,081
ROMANIA — 1.6%
Romanian Government International Bond
4.38%, 08/22/23(b)	45,106	46,008,120
4.88%, 01/22/24(b)	36,644	38,155,565
5.13%, 06/15/48(h)	1,000	1,006,250
5.13%, 06/15/48(b)	38,776	39,018,350
6.13%, 01/22/44(b)	29,762	34,337,908
6.75%, 02/07/22(b)	53,863	59,114,642

		217,640,835

Security	Par (000)	Value
RUSSIA — 3.6%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(b)	$41,200	$40,221,500
4.38%, 03/21/29(b)	14,600	14,308,000
4.50%, 04/04/22(b)	22,800	23,284,500
4.75%, 05/27/26(b)	61,600	62,524,000
4.88%, 09/16/23(b)	51,400	53,584,500
5.25%, 06/23/47(b)	107,800	107,261,000
5.63%, 04/04/42(b)	33,600	36,036,000
5.88%, 09/16/43(b)	25,600	28,320,000
7.50%, 03/31/30(b)(g)	63,073	70,247,637
12.75%, 06/24/28(b)	35,460	58,065,750

		493,852,887
SENEGAL — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(b)	29,449	27,682,060
6.75%, 03/13/48(b)	35,648	32,172,320

		59,854,380
SERBIA — 0.5%
Serbia International Bond,
7.25%, 09/28/21(b)	67,016	73,382,520

SLOVAKIA — 0.3%
Slovakia Government International Bond,
4.38%, 05/21/22(b)	34,989	36,382,437

SOUTH AFRICA — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	37,749	34,351,590
4.67%, 01/17/24	27,857	27,857,000
4.85%, 09/27/27	20,661	19,834,560
4.88%, 04/14/26	31,582	30,950,360
5.00%, 10/12/46	23,589	20,610,889
5.38%, 07/24/44	26,323	24,085,545
5.65%, 09/27/47	36,411	34,044,285
5.88%, 05/30/22	22,767	24,104,561
5.88%, 09/16/25	60,477	63,122,869
5.88%, 06/22/30	33,480	33,772,950

		312,734,609
SRI LANKA — 2.1%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	36,870	36,455,212
5.88%, 07/25/22(b)	33,187	33,269,967
6.20%, 05/11/27(b)	55,871	53,915,515
6.25%, 10/04/20(b)	11,680	11,943,384
6.25%, 07/27/21(b)	30,156	30,871,903
6.75%, 04/18/28(b)	30,694	30,463,796
6.83%, 07/18/26(b)	37,264	37,450,320
6.85%, 11/03/25(b)	47,836	48,314,360

		282,684,457
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(b)	30,436	29,675,100

TUNISIA — 0.2%
Banque Centrale de Tunisie International Bond,
5.75%, 01/30/25(b)	30,769	28,115,174

400

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
TURKEY — 3.8%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(b)	$14,268	$13,643,775
4.49%, 11/25/24(b)	11,650	10,368,500
5.00%, 04/06/23(b)	12,010	11,229,350
Turkey Government International Bond
3.25%, 03/23/23	17,747	15,506,441
4.25%, 04/14/26	14,711	12,246,908
4.88%, 10/09/26	34,672	29,731,240
4.88%, 04/16/43	39,606	28,664,842
5.13%, 03/25/22	21,382	20,499,993
5.13%, 02/17/28	25,100	21,523,250
5.63%, 03/30/21	21,476	21,180,705
5.75%, 03/22/24	33,146	31,364,403
5.75%, 05/11/47	40,049	31,238,220
6.00%, 03/25/27	35,684	32,784,675
6.00%, 01/14/41	33,344	27,467,120
6.13%, 10/24/28	13,180	11,993,800
6.25%, 09/26/22	26,044	25,751,005
6.63%, 02/17/45	32,712	28,459,440
6.75%, 05/30/40	20,168	18,050,360
6.88%, 03/17/36	43,860	40,241,550
7.25%, 03/05/38	18,477	17,553,150
7.38%, 02/05/25	34,383	34,984,702
8.00%, 02/14/34	25,404	26,134,365
11.88%, 01/15/30	11,399	15,274,660

		525,892,454
UKRAINE — 2.9%
Ukraine Government International Bond
7.38%, 09/25/32(b)	93,380	84,275,450
7.75%, 09/01/20(b)	17,386	17,711,987
7.75%, 09/01/21(b)	44,527	45,250,563
7.75%, 09/01/22(b)	47,456	47,930,560
7.75%, 09/01/23(b)	40,640	40,792,400
7.75%, 09/01/24(b)	39,291	38,898,090
7.75%, 09/01/25(b)	42,060	41,008,500
7.75%, 09/01/26(b)	39,161	37,839,317
7.75%, 09/01/27(b)	46,300	44,100,750

		397,807,617
URUGUAY — 2.4%
Uruguay Government International Bond
4.38%, 10/27/27	63,620	65,146,880
4.50%, 08/14/24	37,746	39,180,130
4.98%, 04/20/55	52,796	52,347,687
5.10%, 06/18/50	122,777	124,004,770
7.63%, 03/21/36	31,727	42,355,545

		323,035,012
VENEZUELA — 0.6%
Venezuela Government International Bond
6.00%, 12/09/20(b)(f)	18,725	4,962,125
7.00%, 03/31/38(b)(f)	17,868	4,779,690

Security	Par/ Shares (000)	Value
7.65%, 04/21/25(b)(f)	$19,693	$5,267,878
8.25%, 10/13/24(b)(f)	36,901	9,871,044
9.00%, 05/07/23(b)(f)	24,239	6,544,638
9.25%, 09/15/27(f)	44,412	12,689,064
9.25%, 05/07/28(b)(f)	20,704	5,590,080
9.38%, 01/13/34(f)	15,214	4,412,060
11.75%, 10/21/26(b)(f)	31,653	9,021,105
11.95%, 08/05/31(b)(f)	48,244	13,749,397
12.75%, 08/23/22(b)(f)	30,617	8,649,161

		85,536,242
VIETNAM — 0.2%
Vietnam Government International Bond,
4.80%, 11/19/24(b)	26,570	26,929,758

ZAMBIA — 0.4%
Zambia Government International Bond
8.50%, 04/14/24(b)	29,787	26,733,832
8.97%, 07/30/27(b)	37,991	33,954,457

		60,688,289

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 83.4%
(Cost: $11,936,691,678)		11,397,881,231

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(i)(j)	55,058	55,058,386

TOTAL SHORT-TERM INVESTMENTS — 0.4%
(Cost: $55,058,386)		55,058,386

TOTAL INVESTMENTS IN SECURITIES — 98.6%
(Cost: $14,123,209,243)		13,474,431,282
Other Assets, Less Liabilities — 1.4%		187,445,196

NET ASSETS — 100.0%		$13,661,876,478

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Issuer is in default of interest payments.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

401

Schedule of Investments (Unaudited) (Continued)	iSHARES® J.P MORGAN USD EMERGING MARKETS BOND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,553	17,505	55,058	$55,058,386	$431,968	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,021,491,665	$—	$2,021,491,665
Foreign Government Obligations	—	11,397,881,231	—	11,397,881,231
Money Market Funds	55,058,386	—	—	55,058,386

	$55,058,386	$13,419,372,896	$—	$13,474,431,282

Portfolio Abbreviations — Fixed Income

LIBOR — London Interbank Offered Rate

402

Schedule of Investments (Unaudited)	iSHARES® TIPS BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/19	$859,012	$851,089,484
0.13%, 04/15/20	2,075,121	2,043,376,351
0.13%, 04/15/21	2,290,022	2,240,357,090
0.13%, 01/15/22	917,081	894,465,677
0.13%, 04/15/22	624,913	607,740,795
0.13%, 07/15/22	300,608	293,641,669
0.13%, 01/15/23	1,034,650	1,003,517,163
0.13%, 07/15/24	1,538,654	1,483,475,113
0.13%, 07/15/26	1,202,914	1,140,708,823
0.25%, 01/15/25	955,462	921,112,816
0.38%, 07/15/23	1,564	1,538,014
0.38%, 07/15/25	1,394,271	1,356,922,028
0.38%, 01/15/27	878,982	844,704,796
0.38%, 07/15/27	706,969	679,974,335
0.50%, 01/15/28	174,870	169,022,397
0.63%, 07/15/21	630,083	628,177,322
0.63%, 04/15/23	163,760	162,150,128
0.63%, 01/15/24	435,690	431,378,130
0.63%, 01/15/26	1,695,187	1,669,444,707
0.63%, 02/15/43	149,135	139,211,511
0.75%, 07/15/28	100,214	99,411,506
0.75%, 02/15/42	772,911	743,926,902
0.75%, 02/15/45	856,101	819,035,681
0.88%, 02/15/47	104,293	102,775,958
1.00%, 02/15/46	298,465	303,020,126
1.00%, 02/15/48	251,163	255,498,000
1.13%, 01/15/21	21	21,051
1.25%, 07/15/20	1,275	1,288,603
1.38%, 01/15/20	1	1,170

Security	Par/ Shares (000)	Value
1.38%, 02/15/44	$725,849	$798,984,390
1.75%, 01/15/28	429,116	463,206,027
2.00%, 01/15/26	538,472	583,620,665
2.13%, 02/15/40	72,143	89,408,251
2.38%, 01/15/25	259,637	284,994,966
2.38%, 01/15/27	178,882	201,085,151
2.50%, 01/15/29	437,786	508,295,035
3.38%, 04/15/32	6,654	8,753,131
3.63%, 04/15/28	290,493	364,549,939
3.88%, 04/15/29	523,766	682,153,638

		23,872,038,539

TOTAL U.S. GOVERNMENT OBLIGATIONS — 99.5%
(Cost: $24,374,529,469)		23,872,038,539

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	235,508	235,508,416

TOTAL SHORT-TERM INVESTMENTS — 1.0%
(Cost: $235,508,416)		235,508,416

TOTAL INVESTMENTS IN SECURITIES — 100.5%
(Cost: $24,610,037,885)		24,107,546,955
Other Assets, Less Liabilities — (0.5)%		(112,716,678)

NET ASSETS — 100.0%		$23,994,830,277

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	59,079	176,429	235,508	$235,508,416	$907,467	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$23,872,038,539	$—	$23,872,038,539
Money Market Funds	235,508,416	—	—	235,508,416

	$235,508,416	$23,872,038,539	$—	$24,107,546,955

403

Schedule of Investments (Unaudited)	iSHARES® TREASURY FLOATING RATE BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT OBLIGATIONS — 99.5%
U.S. Treasury Floating Rate Note
1.98%, 01/31/20(a)	$9,399	$9,397,618
2.01%, 04/30/20,
(3 mo.Treasury money market yield + 0.033%)(a)	17,998	18,000,997
2.02%, 07/31/20,
(3 mo.Treasury money market yield + 0.043%)(a)	17,872	17,876,085
2.03%, 10/31/19,
(3 mo.Treasury money market yield + 0.048%)(a)	1,199	1,199,815
2.04%, 07/31/19,
(3 mo.Treasury money market yield + 0.060%)(a)	49,519	49,567,647
2.05%, 04/30/19,
(3 mo.Treasury money market yield + 0.070%)(a)	30,216	30,242,545
2.12%, 01/31/19,
(3 mo.Treasury money market yield + 0.140%)(a)	29,398	29,427,753
2.15%, 10/31/18,
(3 mo.Treasury money market yield + 0.170%)(a)	24,448	24,462,572

		180,175,032

TOTAL U.S. GOVERNMENT OBLIGATIONS — 99.5%
(Cost: $180,166,413)		180,175,032

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	3,804	$3,804,476

TOTAL SHORT-TERM INVESTMENTS — 2.1%
(Cost: $3,804,476)		3,804,476

TOTAL INVESTMENTS IN SECURITIES — 101.6%
(Cost: $183,970,889)		183,979,508
Other Assets, Less Liabilities — (1.6)%		(2,933,724)

NET ASSETS — 100.0%		$181,045,784

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5	3,799	3,804	$3,804,476	$10,832	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$180,175,032	$—	$180,175,032
Money Market Funds	3,804,476	—	—	3,804,476

	$3,804,476	$180,175,032	$—	$183,979,508

404

Schedule of Investments (Unaudited)	iSHARES® U.S. TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT OBLIGATIONS — 99.1%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$117,288	$111,574,791
1.25%, 03/31/21	68,665	66,033,736
1.38%, 02/29/20	16,444	16,129,894
1.38%, 05/31/20	34,941	34,139,814
1.38%, 10/31/20	9,207	8,939,781
1.38%, 04/30/21	8,363	8,059,188
1.38%, 06/30/23	63,164	58,912,767
1.38%, 08/31/23	10,840	10,082,470
1.50%, 10/31/19	215,160	212,420,071
1.50%, 11/30/19	102,549	101,130,940
1.50%, 05/31/20	116,369	113,968,889
1.50%, 06/15/20	70,364	68,877,011
1.50%, 08/15/26	11,696	10,487,924
1.63%, 06/30/19	31,359	31,127,482
1.63%, 07/31/19	258,470	256,319,449
1.63%, 08/31/19	1,379	1,366,233
1.63%, 11/30/20	96,992	94,589,933
1.63%, 04/30/23	29,777	28,171,834
1.63%, 05/31/23	38,168	36,073,233
1.63%, 02/15/26	36,302	33,083,033
1.63%, 05/15/26	99,642	90,537,990
1.75%, 09/30/19	36,557	36,239,883
1.75%, 11/30/21	79,736	77,100,974
1.75%, 02/28/22	135,494	130,677,611
1.75%, 06/30/22	52,347	50,283,792
1.75%, 09/30/22	14,215	13,617,717
1.75%, 01/31/23	15,345	14,646,083
1.75%, 05/15/23	2,955	2,810,944
1.88%, 01/31/22	78,351	75,942,319
1.88%, 02/28/22	27,790	26,916,135
1.88%, 03/31/22	24,548	23,753,067
1.88%, 04/30/22	96,947	93,735,631
1.88%, 07/31/22	36,071	34,788,788
1.88%, 08/31/22	152,225	146,682,673
1.88%, 09/30/22	92,728	89,276,056
2.00%, 07/31/20	21,991	21,702,269
2.00%, 11/30/20	156,203	153,665,095
2.00%, 02/28/21	43,009	42,211,276
2.00%, 08/31/21	48,785	47,668,281
2.00%, 12/31/21	27,790	27,070,282
2.00%, 10/31/22	19,511	18,866,985
2.00%, 04/30/24	10,105	9,630,539
2.00%, 02/15/25	165,198	156,150,829
2.00%, 08/15/25	242,288	228,034,558
2.00%, 11/15/26	83,760	77,906,616
2.13%, 08/31/20	39,051	38,604,049
2.13%, 01/31/21	65,329	64,359,174
2.13%, 06/30/21	117,205	115,121,766
2.13%, 08/15/21	102,719	100,772,957
2.13%, 09/30/21	97,176	95,255,256
2.13%, 12/31/21	46,899	45,878,483
2.13%, 06/30/22	39,028	38,038,579
2.13%, 12/31/22	48,618	47,189,361
2.13%, 11/30/23	10,105	9,733,562
2.13%, 02/29/24	51,296	49,302,269
2.13%, 09/30/24	10,748	10,275,256
2.13%, 05/15/25	97,779	92,966,820

Security	Par (000)	Value
2.25%, 03/31/21	$21,528	$21,250,491
2.25%, 04/30/21	185,631	183,165,786
2.25%, 01/31/24	52,896	51,214,072
2.25%, 11/15/24	173,287	166,701,125
2.25%, 11/15/25	77,936	74,447,242
2.25%, 02/15/27	228,068	215,978,615
2.25%, 08/15/27	15,310	14,448,214
2.38%, 12/31/20	49,175	48,771,612
2.38%, 08/15/24	312,426	303,297,497
2.38%, 05/15/27	34,577	33,031,840
2.50%, 08/15/23	19,325	19,007,851
2.50%, 02/15/45	105,921	94,741,279
2.50%, 02/15/46	32,379	28,866,994
2.50%, 05/15/46	100,813	89,806,268
2.63%, 08/15/20	3,614	3,610,188
2.63%, 11/15/20	161,964	161,597,550
2.75%, 08/15/42	35,085	33,142,707
2.75%, 11/15/42	40,639	38,359,784
2.75%, 08/15/47	43,138	40,367,264
2.88%, 05/15/28	20,222	20,066,977
2.88%, 05/15/43	6,852	6,609,065
2.88%, 08/15/45	104,807	100,782,575
2.88%, 11/15/46	178,513	171,407,345
3.00%, 11/15/44	13,234	13,037,041
3.00%, 05/15/47	8,953	8,805,765
3.13%, 05/15/21	5,380	5,431,909
3.13%, 11/15/41	89,300	90,116,358
3.13%, 02/15/42	3,127	3,155,561
3.13%, 02/15/43	8,452	8,518,059
3.13%, 08/15/44	40,772	41,082,467
3.38%, 11/15/19	30,369	30,690,484
3.38%, 05/15/44	12,251	12,888,866
3.50%, 05/15/20	163,961	166,344,066
3.63%, 08/15/19	13,810	13,966,981
3.63%, 02/15/21	29,941	30,579,177
3.75%, 11/15/43	99,903	111,582,619
3.88%, 08/15/40	6,240	7,055,344
4.25%, 05/15/39	10,058	11,929,338
4.25%, 11/15/40	16,854	20,085,228
4.38%, 02/15/38	32,704	39,205,078
4.38%, 05/15/41	3,394	4,120,716
4.50%, 02/15/36	25,001	30,103,743
4.50%, 05/15/38	30,755	37,491,432
4.75%, 02/15/37	5,381	6,712,377
5.00%, 05/15/37	6,132	7,879,860
5.25%, 02/15/29	16,184	19,503,617
5.50%, 08/15/28	5,768	7,028,398
6.25%, 05/15/30	3,217	4,255,858
6.75%, 08/15/26	2,188	2,786,494
7.13%, 02/15/23	126,566	149,525,982
8.13%, 05/15/21	3,745	4,280,418
U.S. Treasury STRIPS Coupon,
0.00%, 08/15/36(a)	13,740	7,826,448

		6,515,564,423

TOTAL U.S. GOVERNMENT OBLIGATIONS — 99.1%
(Cost: $6,694,764,927)		6,515,564,423

405

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. TREASURY BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	51,855	$51,854,816

TOTAL SHORT-TERM INVESTMENTS — 0.8%
(Cost: $51,854,816)		51,854,816

TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost: $6,746,619,743)		6,567,419,239
Other Assets, Less Liabilities — 0.1%		6,843,852

NET ASSETS — 100.0%		$6,574,263,091

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,863	45,992	51,855	$51,854,816	$363,777	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$6,515,564,423	$—	$6,515,564,423
Money Market Funds	51,854,816	—	—	51,854,816

	$51,854,816	$6,515,564,423	$—	$6,567,419,239

Portfolio Abbreviations — Fixed Income

STRIPS — Separate Trading of Registered Interest & Principal of Securities

406

Schedule of Investments (Unaudited)	iSHARES® YIELD OPTIMIZED BOND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

DOMESTIC FIXED INCOME — 10.0%
iShares 1-3 Year Treasury Bond ETF(a)	4,058	$337,585
iShares 3-7 Year Treasury Bond ETF(a)	29,513	3,525,918

		3,863,503
INTERNATIONAL FIXED INCOME — 9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	35,391	3,859,742

INVESTMENT GRADE BONDS — 30.1%
iShares 10+ Year Credit Bond ETF(a)	45,398	2,674,396
iShares Intermediate Credit Bond ETF(a)	84,224	8,985,859

		11,660,255
MORTGAGE-BACKED SECURITIES — 30.0%
iShares MBS ETF(a)	111,962	11,618,297

NON-INVESTMENT GRADE BONDS — 20.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	90,135	7,762,426

TOTAL INVESTMENT COMPANIES — 100.0%
(Cost: $39,874,553)		38,764,223

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(a)(c)(d)	7,907,671	7,910,044

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(c)	2,696	$2,696

		7,912,740

TOTAL SHORT-TERM INVESTMENTS — 20.4%
(Cost: $7,911,205)		7,912,740

TOTAL INVESTMENTS IN SECURITIES — 120.4%
(Cost: $47,785,758)		46,676,963
Other Assets, Less Liabilities — (20.4)%		(7,896,716)

NET ASSETS — 100.0%		$38,780,247

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,821	2,473,850	(a)	—	7,907,671	$7,910,044	$72,101	(b)	$(1,574)	$1,687
BlackRock Cash Funds: Treasury, SL Agency Shares	437	2,259	(a)	—	2,696	2,696	89		—	—
iShares 10+ Year Credit Bond ETF	31,131	44,199		(29,932)	45,398	2,674,396	91,324		(7,210)	(178,665)
iShares 1-3 Year Treasury Bond ETF	—	4,200		(142)	4,058	337,585	1,060		(36)	(1,106)
iShares 3-7 Year Treasury Bond ETF	—	30,445		(932)	29,513	3,525,918	11,935		(620)	(22,135)
iShares Agency Bond ETF	24,184	19,979		(44,163)	—	—	37,138		(89,590)	28,003
iShares iBoxx $ High Yield Corporate Bond ETF	62,718	51,795		(24,378)	90,135	7,762,426	274,599		38,355	(226,159)
iShares Intermediate Credit Bond ETF	57,636	53,865		(27,277)	84,224	8,985,859	159,410		3,084	(219,052)
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,787	20,602		(8,998)	35,391	3,859,742	115,653		6,598	(247,984)
iShares MBS ETF	77,228	64,341		(29,607)	111,962	11,618,297	205,051		(9,579)	(298,238)

						$46,676,963	$968,360		$(60,572)	$(1,163,649)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

407

Schedule of Investments (Unaudited) (Continued)	iSHARES® YIELD OPTIMIZED BOND ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$38,764,223	$—	$—	$38,764,223
Money Market Funds	7,912,740	—	—	7,912,740

	$46,676,963	$—	$—	$46,676,963

408

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2018